UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2017. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares China Large-Cap Fund(x)	43,605	$1,920,364
iShares Gold Trust(x)*	1,028,100	12,655,911
iShares International Developed Property Fund(x)	91,680	3,492,201
iShares JP Morgan USD Emerging Markets Bond Fund	54,480	6,342,562
iShares MSCI EAFE Small-Cap Fund(x)	81,760	5,069,120
iShares MSCI Global Gold Miners Fund	12,894	240,989
iShares Silver Trust(x)*	76,950	1,211,193
iShares U.S. Oil & Gas Exploration & Production Fund(x)	20,250	1,189,688
PowerShares DB Gold Fund*	107,440	4,380,329
PowerShares DB Silver Fund*‡	96,980	2,482,688
SPDR S&P Emerging Asia Pacific Fund	5,490	544,443
SPDR S&P Emerging Markets SmallCap Fund(x)	32,695	1,620,037

Total Exchange Traded Funds (12.1%) (Cost $34,432,094)		41,149,525

INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	405,571	4,138,558
1290 VT Equity Income Portfolio‡	1,056,509	6,562,782
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,213,460	16,555,575
1290 VT GAMCO Small Company Value Portfolio‡	334,977	21,590,228
1290 VT High Yield Bond Portfolio‡	965,525	9,768,497
1290 VT Low Volatility Global Equity Portfolio‡	458,548	5,323,355
1290 VT Natural Resources Portfolio‡	1,816,081	14,988,380
1290 VT Real Estate Portfolio‡	1,236,356	13,662,339
AXA/AB Small Cap Growth Portfolio‡	1,068,557	22,288,551
AXA/Janus Enterprise Portfolio*‡	91,879	1,634,345
AXA/Loomis Sayles Growth Portfolio‡	2,086,462	17,265,747
EQ/BlackRock Basic Value Equity Portfolio‡	645,094	15,311,840
EQ/Emerging Markets Equity PLUS Portfolio‡	947,391	9,567,438
EQ/Global Bond PLUS Portfolio‡	2,392,004	22,039,044
EQ/Intermediate Government Bond Portfolio‡	506,169	5,233,500
EQ/International Equity Index Portfolio‡	1,181,096	11,762,411
EQ/Invesco Comstock Portfolio‡	890,461	15,455,502
EQ/JPMorgan Value Opportunities Portfolio‡	677,881	13,748,871
EQ/MFS International Growth Portfolio‡	3,115,689	25,600,236
EQ/PIMCO Global Real Return Portfolio‡	1,331,743	12,873,073
EQ/PIMCO Ultra Short Bond Portfolio‡	628,309	6,300,092
EQ/T. Rowe Price Growth Stock Portfolio*‡	367,721	17,892,519
Multimanager Core Bond Portfolio‡	696,577	6,907,147

Total Investment Companies (87.7%) (Cost $244,564,418)		296,470,030

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.8%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $700,093, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $714,381.(xx)	$700,000	700,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,400,123, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $1,428,000.(xx)	1,400,000	1,400,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $700,073, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $714,003.(xx)	700,000	700,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $500,052, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $510,005.(xx)	500,000	500,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,300,130, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $1,326,007.(xx)	1,300,000	1,300,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,700,170, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $1,734,006.(xx)	$1,700,000	$1,700,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,880,974, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,918,424.(xx)	1,880,808	1,880,808
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $400,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $408,311.(xx)	400,000	400,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $800,069, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $816,622.(xx)	800,000	800,000

Total Repurchase Agreements		9,380,808

Total Short-Term Investments (2.8%) (Cost $9,380,808)		9,380,808

Total Investments (102.6%) (Cost $288,377,320)		347,000,363
Other Assets Less Liabilities (-2.6%)		(8,905,692)

Net Assets (100%)		$338,094,671

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $9,161,248. This was secured by cash collateral of $9,380,808 which was subsequently invested in joint repurchase agreements with a total value of $9,380,808, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

The holdings in affiliated Investment Companies are all Class K shares except PowerShares DB Silver Fund.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio(a)(bp)(bq)	405,571	—	4,177,350	(185,700)	829	73,109	4,138,558	818	—
1290 VT Equity Income Portfolio(b)(az)(ba)	1,056,509	6,068,611	686,451	(1,874,836)	136,924	227,874	6,562,782	—	49,183
1290 VT GAMCO Mergers & Acquisitions Portfolio(c)(ax)(ay)	1,213,460	13,669,683	517,287	(945,216)	48	705,862	16,555,575	—	86,754
1290 VT GAMCO Small Company Value Portfolio(d)(av)(aw)	334,977	16,489,358	2,379,528	(1,522,382)	223,298	1,854,758	21,590,228	—	394,417
1290 VT High Yield Bond Portfolio(e)(bh)(bi)	965,525	8,371,482	1,093,052	(710,445)	(1,076)	533,494	9,768,497	—	—
1290 VT Low Volatility Global Equity Portfolio(f)(br)(bs)	458,548	—	4,697,759	(226,967)	1,967	354,027	5,323,355	9,178	5,165
1290 VT Natural Resources Portfolio(g)(bl)(bm)	1,816,081	11,964,159	358,116	(792,978)	(96)	439,161	14,988,380	1,095	—
1290 VT Real Estate Portfolio(h)(bj)(bk)	1,236,356	11,176,284	602,378	(1,663,429)	21,581	713,738	13,662,339	54,180	107,131
AXA/AB Small Cap Growth Portfolio(bd)(be)	1,068,557	16,523,133	1,388,652	(1,573,128)	2,223	2,664,691	22,288,551	—	129,037
AXA/Janus Enterprise Portfolio(al)(am)	91,879	1,177,460	153,369	(71,379)	221	134,693	1,634,345	—	125,373
AXA/Loomis Sayles Growth Portfolio(an)(ao)	2,086,462	13,626,510	80,325	(1,474,566)	159,863	3,738,386	17,265,747	—	—
EQ/BlackRock Basic Value Equity Portfolio(bb)(bc)	645,094	17,126,779	717,707	(5,371,528)	1,092,787	(422,030)	15,311,840	—	—
EQ/Emerging Markets Equity PLUS Portfolio(bn)(bo)	947,391	7,509,871	294,046	(1,483,953)	(6,074)	2,061,691	9,567,438	—	—
EQ/Global Bond PLUS Portfolio(af)(ag)	2,392,004	20,941,495	1,974,575	(2,836,052)	(21,553)	1,065,315	22,039,044	9,375	—
EQ/Intermediate Government Bond Portfolio(ad)(ae)	506,169	4,760,850	555,071	(345,743)	11	51,633	5,233,500	41	1,024
EQ/International Equity Index Portfolio(at)(au)	1,181,096	9,440,531	430,590	(1,269,029)	(48,957)	1,839,722	11,762,411	—	—
EQ/Invesco Comstock Portfolio(ah)(ai)	890,461	12,560,314	622,489	(1,174,964)	34,029	1,507,417	15,455,502	9,839	—
EQ/JPMorgan Value Opportunities Portfolio(ar)(as)	677,881	13,492,012	158,326	(2,697,666)	424,005	1,080,797	13,748,871	—	88,478
EQ/MFS International Growth Portfolio(ap)(aq)	3,115,689	19,128,204	913,679	(2,700,184)	150,465	5,014,437	25,600,236	—	—
EQ/PIMCO Global Real Return Portfolio(bf)(bg)	1,331,743	11,438,117	1,883,952	(964,175)	798	(74,557)	12,873,073	168,381	—
EQ/PIMCO Ultra Short Bond Portfolio(ab)(ac)	628,309	5,671,102	1,047,985	(637,391)	(2)	99,057	6,300,092	1,384	—
EQ/T. Rowe Price Growth Stock Portfolio(aj)(ak)	367,721	14,657,094	869,752	(4,408,061)	919,368	3,460,412	17,892,519	—	138,076
Multimanager Core Bond Portfolio(aa)	696,577	6,260,897	630,942	(306,151)	211	90,981	6,907,147	115,465	—
PowerShares DB Silver Fund(bt)(bu)	96,980	1,740,200	164,722	—	—	34,346	2,482,688	—	—

Total		243,794,146	26,398,103	(35,235,923)	3,090,870	27,249,014	298,952,718	369,756	1,124,638

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.

(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.

(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.

(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.

(e)	Formerly known as EQ/High Yield Bond Portfolio.

(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.

(g)	Formerly known as AXA Natural Resources Portfolio.

(h)	Formerly known as AXA Real Estate Portfolio.

(aa)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the Multimanager Core Bond Portfolio with a value of $228,556 (at a cost of $230,267), representing 23,101 shares of the Multimanager Core Bond Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(ab)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/PIMCO Ultra Short Bond Portfolio with a value of $11,460 (at a cost of $11,500), representing 1,151 shares of the EQ/PIMCO Ultra Short Bond Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(ac)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/PIMCO Ultra Short Bond Portfolio with a value of $107,938 (at a cost of $107,881), representing 10,842 shares of the EQ/PIMCO Ultra Short Bond Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(ad)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Intermediate Government Bond Portfolio with a value of $19,541 (at a cost of $19,662), representing 1,893 shares of the EQ/Intermediate Government Bond Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(ae)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Intermediate Government Bond Portfolio with a value of $190,706 (at a cost of $192,137), representing 18,469 shares of the EQ/Intermediate Government Bond Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(af)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Global Bond PLUS Portfolio with a value of $56,737 (at a cost of $60,042), representing 6,249 shares of the EQ/Global Bond PLUS Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(ag)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Global Bond PLUS Portfolio with a value of $834,746 (at a cost of $858,527), representing 91,940 shares of the EQ/Global Bond PLUS Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(ah)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Invesco Comstock Portfolio with a value of $147,324 (at a cost of $125,890), representing 9,166 shares of the EQ/Invesco Comstock Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(ai)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Invesco Comstock Portfolio with a value of $1,918,693 (at a cost of $1,758,893), representing 119,367 shares of the EQ/Invesco Comstock Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(aj)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/T. Rowe Price Growth Stock Portfolio with a value of $235,899 (at a cost of $167,472), representing 5,190 shares of the EQ/T. Rowe Price Growth Stock Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(ak)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/T. Rowe Price Growth Stock Portfolio with a value of $2,803,889 (at a cost of $2,158,055), representing 61,678 shares of the EQ/T. Rowe Price Growth Stock Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(al)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the AXA/Janus Enterprise Portfolio with a value of $34,355 (at a cost of $39,175), representing 1,948 shares of the AXA/Janus Enterprise Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(am)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the AXA/Janus Enterprise Portfolio with a value of $195,380 (at a cost of $205,626), representing 11,081 shares of the AXA/Janus Enterprise Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(an)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the AXA/Loomis Sayles Growth Portfolio with a value of $147,259 (at a cost of $113,676), representing 19,622 shares of the AXA/Loomis Sayles Growth Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(ao)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the AXA/Loomis Sayles Growth Portfolio with a value of $1,256,150 (at a cost of $987,970), representing 167,378 shares of the AXA/Loomis Sayles Growth Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(ap)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/MFS International Growth Portfolio with a value of $242,479 (at a cost of $234,691), representing 31,383 shares of the EQ/MFS International Growth Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(aq)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/MFS International Growth Portfolio with a value of $3,152,341 (at a cost of $2,851,156), representing 408,000 shares of the EQ/MFS International Growth Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(ar)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/JPMorgan Value Opportunities Portfolio with a value of $146,389 (at a cost of $121,112), representing 7,647 shares of the EQ/JPMorgan Value Opportunities Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(as)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/JPMorgan Value Opportunities Portfolio with a value of $1,402,724 (at a cost of $1,145,008), representing 73,274 shares of the EQ/JPMorgan Value Opportunities Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(at)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/International Equity Index Portfolio with a value of $142,288 (at a cost of $147,281), representing 15,054 shares of the EQ/International Equity Index Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(au)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/International Equity Index Portfolio with a value of $1,247,602 (at a cost of $1,227,266), representing 131,992 shares of the EQ/International Equity Index Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(av)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT GAMCO Small Company Value Portfolio with a value of $184,134 (at a cost of $167,801), representing 3,116 shares of the 1290 VT GAMCO Small Company Value Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(aw)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT GAMCO Small Company Value Portfolio with a value of $2,129,049 (at a cost of $1,981,534), representing 36,034 shares of the 1290 VT GAMCO Small Company Value Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(ax)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT GAMCO Mergers & Acquisitions Portfolio with a value of $579,320 (at a cost of $601,174), representing 44,052 shares of the 1290 VT GAMCO Mergers & Acquisitions Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(ay)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT GAMCO Mergers & Acquisitions Portfolio with a value of $2,035,797 (at a cost of $2,028,591), representing 154,801 shares of the 1290 VT GAMCO Mergers & Acquisitions Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(az)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Equity Income Portfolio with a value of $87,579 (at a cost of $107,705), representing 14,904 shares of the 1290 VT Equity Income Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(ba)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Equity Income Portfolio with a value of $1,098,448 (at a cost of $1,230,179), representing 186,925 shares of the 1290 VT Equity Income Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(bb)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/BlackRock Basic Value Equity Portfolio with a value of $182,673 (at a cost of $153,266), representing 8,013 shares of the EQ/BlackRock Basic Value Equity Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(bc)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/BlackRock Basic Value Equity Portfolio with a value of $2,226,424 (at a cost of $1,985,452), representing 97,668 shares of the EQ/BlackRock Basic Value Equity Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(bd)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the AXA/AB Small Cap Growth Portfolio with a value of $252,028 (at a cost of $289,038), representing 13,038 shares of the AXA/AB Small Cap Growth Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(be)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the AXA/AB Small Cap Growth Portfolio with a value of $2,965,052 (at a cost of $3,030,951), representing 153,383 shares of the AXA/AB Small Cap Growth Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(bf)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/PIMCO Global Real Return Portfolio with a value of $36,428 (at a cost of $35,830), representing 3,685 shares of the EQ/PIMCO Global Real Return Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(bg)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/PIMCO Global Real Return Portfolio with a value of $560,734 (at a cost of $552,510), representing 56,721 shares of the EQ/PIMCO Global Real Return Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(bh)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT High Yield Bond Portfolio with a value of $45,304 (at a cost of $47,863), representing 4,579 shares of the 1290 VT High Yield Bond Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(bi)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT High Yield Bond Portfolio with a value of $431,814 (at a cost of $436,686), representing 43,641 shares of the 1290 VT High Yield Bond Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(bj)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Real Estate Portfolio with a value of $1,173,757 (at a cost of $1,115,310), representing 108,158 shares of the 1290 VT Real Estate Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(bk)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Real Estate Portfolio with a value of $1,712,442 (at a cost of $1,638,030), representing 157,796 shares of the 1290 VT Real Estate Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(bl)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Natural Resources Portfolio with a value of $1,133,258 (at a cost of $1,470,378), representing 145,532 shares of the 1290 VT Natural Resources Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(bm)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Natural Resources Portfolio with a value of $1,731,994 (at a cost of $1,886,760), representing 222,420 shares of the 1290 VT Natural Resources Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(bn)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Emerging Markets Equity PLUS Portfolio with a value of $88,663 (at a cost of $92,794), representing 9,544 shares of the EQ/Emerging Markets Equity PLUS Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(bo)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the EQ/Emerging Markets Equity PLUS Portfolio with a value of $1,169,473 (at a cost of $1,103,194), representing 125,882 shares of the EQ/Emerging Markets Equity PLUS Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(bp)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT DoubleLine Opportunistic Bond Portfolio with a value of $4,970 (at a cost of $4,900), representing 494 shares of the 1290 VT DoubleLine Opportunistic Bond Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(bq)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT DoubleLine Opportunistic Bond Portfolio with a value of $68,965 (at a cost of $68,000), representing 6,861 shares of the 1290 VT DoubleLine Opportunistic Bond Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(br)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Low Volatility Global Equity Portfolio with a value of $46,569 (at a cost of $45,000), representing 4,189 shares of the 1290 VT Low Volatility Global Equity Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(bs)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the 1290 VT Low Volatility Global Equity Portfolio with a value of $465,691 (at a cost of $450,000), representing 41,899 shares of the 1290 VT Low Volatility Global Equity Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

(bt)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the PowerShares DB Silver Fund Portfolio with a value of $113,231 (at a cost of $152,070), representing 4,340 shares of the PowerShares DB Silver Fund Portfolio as part of a taxable merger. These amounts are not reflected in the purchases and sales listed above.

(bu)	After the close of business on May 19, 2017, the Portfolio acquired Class K shares of the PowerShares DB Silver Fund Portfolio with a value of $428,920 (at a cost of $430,189), representing 16,440 shares of the PowerShares DB Silver Fund Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$41,149,525	$—	$—	$41,149,525
Investment Companies
Investment Companies	—	296,470,030	—	296,470,030
Short-Term Investments
Repurchase Agreements	$—	$9,380,808	$—	$9,380,808

Total Assets	$41,149,525	$305,850,838	$—	$347,000,363

Total Liabilities	$—	$—	$—	$—

Total	$41,149,525	$305,850,838	$—	$347,000,363

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,790,147
Aggregate gross unrealized depreciation	(2,633,258)

Net unrealized appreciation	$59,156,889

Federal income tax cost of investment securities and derivative instruments, if applicable	$287,843,474

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	179,681	$3,950,975
AXA 400 Managed Volatility Portfolio‡	38,166	887,195
AXA 500 Managed Volatility Portfolio‡	402,876	9,363,417
AXA International Managed Volatility Portfolio‡	182,550	2,515,918
EQ/Intermediate Government Bond Portfolio‡	13,179,043	136,263,683

Total Investment (99.7%) (Cost $150,768,915)		152,981,188
Other Assets Less Liabilities (0.3%)		479,304

Net Assets (100%)		$153,460,492

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	179,681	5,566,829	1,673,620	(3,694,720)	319,127	86,119	3,950,975	—	55,500
AXA 400 Managed Volatility Portfolio	38,166	1,359,097	470,784	(1,037,063)	59,909	34,468	887,195	—	8,464
AXA 500 Managed Volatility Portfolio	402,876	15,353,402	5,827,374	(13,273,287)	832,608	623,320	9,363,417	—	48,375
AXA International Managed Volatility Portfolio	182,550	4,210,919	1,386,960	(3,666,189)	207,609	376,619	2,515,918	—	—
EQ/Intermediate Government Bond Portfolio	13,179,043	217,145,971	86,178,651	(168,671,326)	(2,035,532)	3,645,919	136,263,683	1,189	29,880

Total		243,636,218	95,537,389	(190,342,585)	(616,279)	4,766,445	152,981,188	1,189	142,219

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$152,981,188	$—	$152,981,188

Total Assets	$—	$152,981,188	$—	$152,981,188

Total Liabilities	$—	$—	$—	$—

Total	$—	$152,981,188	$—	$152,981,188

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,344,145
Aggregate gross unrealized depreciation	(2,150,441)

Net unrealized appreciation	$2,193,704

Federal income tax cost of investment securities and derivative instruments, if applicable	$150,787,484

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	1,702,628	$37,438,760
AXA 400 Managed Volatility Portfolio‡	181,300	4,214,404
AXA 500 Managed Volatility Portfolio‡	4,656,942	108,233,882
AXA International Managed Volatility Portfolio‡	2,035,273	28,050,358
AXA/AB Short Duration Government Bond Portfolio‡	9,177,017	91,181,360
EQ/Core Bond Index Portfolio‡	27,300,840	274,285,880
EQ/Intermediate Government Bond Portfolio‡	29,220,807	302,126,255

Total Investments (100.0%) (Cost $782,353,085)		845,530,899
Other Assets Less Liabilities (0.0%)		(239,918)

Net Assets (100%)		$845,290,981

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	1,702,628	38,440,500	1,701,912	(5,902,286)	435,756	2,762,878	37,438,760	—	485,965
AXA 400 Managed Volatility Portfolio	181,300	6,371,941	280,598	(2,880,457)	411,157	31,165	4,214,404	—	37,409
AXA 500 Managed Volatility Portfolio	4,656,942	114,341,318	4,552,929	(24,370,955)	3,337,426	10,373,164	108,233,882	—	499,774
AXA International Managed Volatility Portfolio	2,035,273	29,965,078	972,757	(8,261,829)	56,481	5,317,871	28,050,358	—	—
AXA/AB Short Duration Government Bond Portfolio	9,177,017	104,100,752	4,388,504	(17,648,231)	(6,012)	346,347	91,181,360	11,096	—
EQ/Core Bond Index Portfolio	27,300,840	292,601,029	15,874,698	(39,871,930)	(821)	5,682,904	274,285,880	—	—
EQ/Intermediate Government Bond Portfolio	29,220,807	324,892,196	21,019,434	(47,061,950)	1,270	3,275,305	302,126,255	2,348	58,999

Total		910,712,814	48,790,832	(145,997,638)	4,235,257	27,789,634	845,530,899	13,444	1,082,147

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$845,530,899	$—	$845,530,899

Total Assets	$—	$845,530,899	$—	$845,530,899

Total Liabilities	$—	$—	$—	$—

Total	$—	$845,530,899	$—	$845,530,899

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,453,906
Aggregate gross unrealized depreciation	(323,577)

Net unrealized appreciation	$63,130,329

Federal income tax cost of investment securities and derivative instruments, if applicable	$782,400,570

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	6,252,035	$137,474,774
AXA 400 Managed Volatility Portfolio‡	498,154	11,579,810
AXA 500 Managed Volatility Portfolio‡	17,504,850	406,837,369
AXA International Managed Volatility Portfolio‡	7,406,493	102,077,092
AXA/AB Short Duration Government Bond Portfolio‡	10,959,562	108,892,441
EQ/Core Bond Index Portfolio‡	38,806,321	389,879,073
EQ/Intermediate Government Bond Portfolio‡	41,734,982	431,515,583

Total Investments (100.0%) (Cost $1,372,726,488)		1,588,256,142
Other Assets Less Liabilities (0.0%)		603,324

Net Assets (100%)		$1,588,859,466

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	6,252,035	128,263,478	3,304,142	(5,602,168)	211,217	11,298,105	137,474,774	—	1,778,331
AXA 400 Managed Volatility Portfolio	498,154	12,831,307	298,802	(2,543,828)	149,051	844,478	11,579,810	—	101,923
AXA 500 Managed Volatility Portfolio	17,504,850	387,943,822	6,840,031	(37,154,159)	3,850,388	45,357,287	406,837,369	—	1,868,841
AXA International Managed Volatility Portfolio	7,406,493	98,608,346	1,230,493	(16,431,426)	(1,112)	18,670,791	102,077,092	—	—
AXA/AB Short Duration Government Bond Portfolio	10,959,562	111,952,521	2,631,201	(6,086,738)	(84)	395,541	108,892,441	13,193	—
EQ/Core Bond Index Portfolio	38,806,321	373,675,463	21,978,993	(13,509,589)	(49)	7,734,255	389,879,073	—	—
EQ/Intermediate Government Bond Portfolio	41,734,982	417,847,937	25,083,682	(15,884,901)	(30)	4,468,895	431,515,583	3,337	83,835

Total		1,531,122,874	61,367,344	(97,212,809)	4,209,381	88,769,352	1,588,256,142	16,530	3,832,930

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,588,256,142	$—	$1,588,256,142

Total Assets	$—	$1,588,256,142	$—	$1,588,256,142

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,588,256,142	$—	$1,588,256,142

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$215,465,266
Aggregate gross unrealized depreciation	(28,499)

Net unrealized appreciation	$215,436,767

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,372,819,375

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	17,480,267	$384,370,194
AXA 400 Managed Volatility Portfolio‡	1,481,216	34,431,552
AXA 500 Managed Volatility Portfolio‡	49,346,853	1,146,890,385
AXA International Managed Volatility Portfolio‡	21,042,420	290,008,928
AXA/AB Short Duration Government Bond Portfolio‡	20,622,886	204,905,673
EQ/Core Bond Index Portfolio‡	72,735,387	730,757,364
EQ/Intermediate Government Bond Portfolio‡	78,094,121	807,448,069

Total Investments (100.0%) (Cost $3,028,784,652)		3,598,812,165
Other Assets Less Liabilities (0.0%)		610,880

Net Assets (100%)		$3,599,423,045

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	17,480,267	356,645,750	8,616,114	(12,984,220)	233,312	31,859,238	384,370,194	—	4,970,146
AXA 400 Managed Volatility Portfolio	1,481,216	36,907,882	769,889	(6,118,490)	342,362	2,529,909	34,431,552	—	302,457
AXA 500 Managed Volatility Portfolio	49,346,853	1,078,339,847	17,042,350	(86,025,943)	7,621,741	129,912,390	1,146,890,385	—	5,263,067
AXA International Managed Volatility Portfolio	21,042,420	270,193,494	2,991,564	(35,088,335)	6,672	51,905,533	290,008,928	—	—
AXA/AB Short Duration Government Bond Portfolio	20,622,886	208,528,543	4,603,346	(8,965,731)	(110)	739,625	204,905,673	24,809	—
EQ/Core Bond Index Portfolio	72,735,387	687,828,792	48,351,478	(19,777,347)	1,099	14,353,342	730,757,364	—	—
EQ/Intermediate Government Bond Portfolio	78,094,121	769,944,454	52,693,234	(23,469,118)	(40)	8,279,539	807,448,069	6,237	156,709

Total		3,408,388,762	135,067,975	(192,429,184)	8,205,036	239,579,576	3,598,812,165	31,046	10,692,379

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,598,812,165	$—	$3,598,812,165

Total Assets	$—	$3,598,812,165	$—	$3,598,812,165

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,598,812,165	$—	$3,598,812,165

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$569,894,167
Aggregate gross unrealized depreciation	(53,637)

Net unrealized appreciation	$569,840,530

Federal income tax cost of investment securities and derivative instruments, if applicable	$3,028,971,635

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	42,813,378	$941,415,031
AXA 400 Managed Volatility Portfolio‡	3,778,736	87,838,471
AXA 500 Managed Volatility Portfolio‡	121,222,840	2,817,389,586
AXA International Managed Volatility Portfolio‡	51,504,181	709,836,223
AXA/AB Short Duration Government Bond Portfolio‡	32,264,016	320,570,067
EQ/Core Bond Index Portfolio‡	119,850,819	1,204,116,351
EQ/Intermediate Government Bond Portfolio‡	126,468,268	1,307,608,776

Total Investments (100.0%) (Cost $5,943,992,142)		7,388,774,505
Other Assets Less Liabilities (0.0%)		(50,123)

Net Assets (100%)		$7,388,724,382

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	42,813,378	869,174,669	16,636,648	(23,151,784)	573,699	78,181,799	941,415,031	—	12,176,947
AXA 400 Managed Volatility Portfolio	3,778,736	91,902,580	1,341,295	(12,555,547)	698,023	6,452,120	87,838,471	—	771,971
AXA 500 Managed Volatility Portfolio	121,222,840	2,642,042,285	27,254,944	(189,171,263)	17,567,261	319,696,359	2,817,389,586	—	12,926,969
AXA International Managed Volatility Portfolio	51,504,181	643,270,051	3,605,716	(62,168,464)	(15,491)	125,144,411	709,836,223	—	—
AXA/AB Short Duration Government Bond Portfolio	32,264,016	327,509,532	5,200,792	(13,299,961)	(87)	1,159,791	320,570,067	38,836	—
EQ/Core Bond Index Portfolio	119,850,819	1,122,741,930	87,363,235	(29,555,469)	949	23,565,706	1,204,116,351	—	—
EQ/Intermediate Government Bond Portfolio	126,468,268	1,238,640,444	90,570,781	(34,973,971)	(122)	13,371,644	1,307,608,776	10,097	253,689

Total		6,935,281,491	231,973,411	(364,876,459)	18,824,232	567,571,830	7,388,774,505	48,933	26,129,576

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,388,774,505	$—	$7,388,774,505

Total Assets	$—	$7,388,774,505	$—	$7,388,774,505

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,388,774,505	$—	$7,388,774,505

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,444,561,159
Aggregate gross unrealized depreciation	(91,634)

Net unrealized appreciation	$1,444,469,525

Federal income tax cost of investment securities and derivative instruments, if applicable	$5,944,304,980

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	33,099,394	$727,816,131
AXA 400 Managed Volatility Portfolio‡	3,225,339	74,974,494
AXA 500 Managed Volatility Portfolio‡	95,624,739	2,222,453,653
AXA International Managed Volatility Portfolio‡	40,611,805	559,716,324
AXA/AB Short Duration Government Bond Portfolio‡	16,719,449	166,121,749
EQ/Core Bond Index Portfolio‡	59,300,578	595,780,624
EQ/Intermediate Government Bond Portfolio‡	62,946,193	650,827,241

Total Investments (100.0%) (Cost $4,114,076,882)		4,997,690,216
Other Assets Less Liabilities (0.0%)		334,367

Net Assets (100%)		$4,998,024,583

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	33,099,394	642,641,142	30,655,985	(5,573,304)	352	60,091,956	727,816,131	—	9,391,515
AXA 400 Managed Volatility Portfolio	3,225,339	74,813,726	3,362,939	(9,159,330)	372,625	5,584,534	74,974,494	—	656,551
AXA 500 Managed Volatility Portfolio	95,624,739	1,975,425,064	78,212,716	(90,104,572)	1,593,150	257,327,295	2,222,453,653	—	10,166,411
AXA International Managed Volatility Portfolio	40,611,805	464,976,417	17,011,576	(15,388,643)	498	93,116,476	559,716,324	—	—
AXA/AB Short Duration Government Bond Portfolio	16,719,449	158,411,178	9,152,583	(2,026,656)	(7)	584,651	166,121,749	20,048	—
EQ/Core Bond Index Portfolio	59,300,578	526,836,789	62,198,203	(4,559,976)	(17)	11,305,625	595,780,624	—	—
EQ/Intermediate Government Bond Portfolio	62,946,193	583,704,735	66,072,122	(5,370,638)	— #	6,421,022	650,827,241	5,011	125,895

Total		4,426,809,051	266,666,124	(132,183,119)	1,966,601	434,431,559	4,997,690,216	25,059	20,340,372

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,997,690,216	$—	$4,997,690,216

Total Assets	$—	$4,997,690,216	$—	$4,997,690,216

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,997,690,216	$—	$4,997,690,216

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$883,441,811
Aggregate gross unrealized depreciation	(17,328)

Net unrealized appreciation	$883,424,483

Federal income tax cost of investment securities and derivative instruments, if applicable	$4,114,265,733

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA 2000 Managed Volatility Portfolio‡	24,975,849	$549,189,073
AXA 400 Managed Volatility Portfolio‡	2,412,236	56,073,534
AXA 500 Managed Volatility Portfolio‡	73,058,821	1,697,989,915
AXA International Managed Volatility Portfolio‡	31,033,127	427,701,928
AXA/AB Short Duration Government Bond Portfolio‡	7,526,669	74,783,776
EQ/Core Bond Index Portfolio‡	25,350,628	254,692,511
EQ/Intermediate Government Bond Portfolio‡	27,057,134	279,755,120

Total Investments (100.0%) (Cost $2,893,804,402)		3,340,185,857
Other Assets Less Liabilities (0.0%)		1,056,443

Net Assets (100%)		$3,341,242,300

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA 2000 Managed Volatility Portfolio	24,975,849	450,240,374	56,736,696	(2,154,019)	89	44,365,933	549,189,073	—	7,039,403
AXA 400 Managed Volatility Portfolio	2,412,236	50,752,428	6,798,454	(5,663,526)	76,495	4,109,683	56,073,534	—	487,687
AXA 500 Managed Volatility Portfolio	73,058,821	1,378,420,931	167,057,890	(36,276,538)	40,484	188,747,148	1,697,989,915	—	7,711,014
AXA International Managed Volatility Portfolio	31,033,127	327,464,461	39,442,296	(7,509,539)	125	68,304,585	427,701,928	—	—
AXA/AB Short Duration Government Bond Portfolio	7,526,669	64,111,089	10,863,934	(444,480)	—	253,233	74,783,776	8,937	—
EQ/Core Bond Index Portfolio	25,350,628	208,049,234	43,045,378	(1,025,723)	(33)	4,623,655	254,692,511	—	—
EQ/Intermediate Government Bond Portfolio	27,057,134	230,837,712	47,456,620	(1,162,487)	(1)	2,623,276	279,755,120	2,138	53,721

Total		2,709,876,229	371,401,268	(54,236,312)	117,159	313,027,513	3,340,185,857	11,075	15,291,825

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,340,185,857	$—	$3,340,185,857

Total Assets	$—	$3,340,185,857	$—	$3,340,185,857

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,340,185,857	$—	$3,340,185,857

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$441,760,946
Aggregate gross unrealized depreciation	(1,117,757)

Net unrealized appreciation	$440,643,189

Federal income tax cost of investment securities and derivative instruments, if applicable	$2,899,542,668

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA/Franklin Balanced Managed Volatility Portfolio‡	36,850,780	$419,071,152
AXA/Mutual Large Cap Equity Managed Volatility Portfolio‡	27,986,345	417,619,035
AXA/Templeton Global Equity Managed Volatility Portfolio‡	31,870,564	432,099,548

Total Investment Companies (100.0%) (Cost $799,870,364)		1,268,789,735

Total Investments (100.0%) (Cost $799,870,364)		1,268,789,735
Other Assets Less Liabilities (0.0%)		(12,524)

Net Assets (100%)		$1,268,777,211

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA/Franklin Balanced Managed Volatility Portfolio	36,850,780	396,938,807	21,203,788	(29,589,263)	11,373	30,506,447	419,071,152	—	—
AXA/Mutual Large Cap Equity Managed Volatility Portfolio	27,986,345	414,914,034	10,816,886	(41,589,263)	7,687,995	25,789,383	417,619,035	352,745	5,235,353
AXA/Templeton Global Equity Managed Volatility Portfolio	31,870,564	408,537,948	1,479,232	(41,073,141)	5,718,529	57,436,980	432,099,548	—	—

Total		1,220,390,789	33,499,906	(112,251,667)	13,417,897	113,732,810	1,268,789,735	352,745	5,235,353

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,268,789,735	$—	$1,268,789,735

Total Assets	$—	$1,268,789,735	$—	$1,268,789,735

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,268,789,735	$—	$1,268,789,735

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$469,268,006
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$469,268,006

Federal income tax cost of investment securities and derivative instruments, if applicable	$799,521,729

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
Energy Select Sector SPDR Fund	18,320	$1,254,554
iShares Global Clean Energy Fund(x)	13,520	121,410
iShares Global Energy Fund	11,520	391,565
iShares North American Natural Resources Fund(x)	7,450	250,841
iShares U.S. Energy Fund(x)	20,080	751,594
iShares U.S. Oil & Gas Exploration & Production Fund(x)	2,090	122,787
iShares U.S. Oil Equipment & Services Fund(x)	3,680	130,088
PowerShares Cleantech Portfolio	1,980	81,792
PowerShares DWA Energy Momentum Portfolio	3,760	134,533
PowerShares Dynamic Energy Exploration & Production Portfolio	6,850	141,668
PowerShares Dynamic Oil & Gas Services Portfolio	12,650	125,362
Powershares Global Clean Energy Portfolio	6,190	78,365
PowerShares S&P SmallCap Energy Portfolio	16,200	239,922
PowerShares WilderHill Clean Energy Portfolio	21,010	98,747
PowerShares WilderHill Progressive Energy Portfolio	2,570	68,131
SPDR S&P Oil & Gas Equipment & Services Fund(x)	7,750	128,495
SPDR S&P Oil & Gas Exploration & Production Fund	3,690	125,792
Vanguard Energy Fund(x)	8,680	812,274

Total Exchange Traded Funds (99.6%) (Cost $6,957,265)		5,057,920

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (19.5%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $100,013, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $102,054.(xx)	$100,000	100,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $100,009, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $42,616, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $43,465.(xx)	42,612	42,612
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $60,211, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $61,409.(xx)	60,205	60,205
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $99,788, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $101,774.(xx)	99,778	99,778
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $86,624, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $88,349.(xx)	86,617	86,617
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $250,025, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $255,025.(xx)	250,000	250,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $150,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $153,000.(xx)	$150,000	$150,000

Total Repurchase Agreements		989,212

Total Short-Term Investments (19.5%) (Cost $989,212)		989,212

Total Investments (119.1%) (Cost $7,946,477)		6,047,132
Other Assets Less Liabilities (-19.1%)		(970,899)

Net Assets (100%)		$5,076,233

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $1,024,735. This was secured by cash collateral of $989,212 which was subsequently invested in joint repurchase agreements with a total value of $989,212, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $58,494 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/5/17-8/15/46.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,057,920	$—	$—	$5,057,920
Short-Term Investments
Repurchase Agreements	$—	$989,212	$—	$989,212

Total Assets	$5,057,920	$989,212	$—	$6,047,132

Total Liabilities	$—	$—	$—	$—

Total	$5,057,920	$989,212	$—	$6,047,132

There were no transfers between Levels 1, 2 or 3 during nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,153
Aggregate gross unrealized depreciation	(1,958,609)

Net unrealized depreciation	$(1,928,456)

Federal income tax cost of investment securities and derivative instruments, if applicable	$7,975,588

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Edge MSCI Min Vol EAFE Fund	19,740	$1,402,724
iShares Edge MSCI Min Vol Emerging Markets Fund(x)	11,200	650,720
iShares Edge MSCI Min Vol Global Fund	37,680	3,066,398
iShares Edge MSCI Min Vol USA Fund(x)	13,000	654,420
PowerShares S&P 500 High Dividend Low Volatility Portfolio	16,750	686,918
PowerShares S&P 500 Low Volatility Portfolio(x)	14,280	653,881
PowerShares S&P Emerging Markets Low Volatility Portfolio(x)	25,970	634,967
PowerShares S&P International Developed Low Volatility Portfolio	42,220	1,400,860
PowerShares S&P MidCap Low Volatility Portfolio	16,460	722,429
PowerShares S&P SmallCap Low Volatility Portfolio(x)	8,270	379,924
SPDR SSGA US Large Cap Low Volatility Index Fund	3,270	290,049
SPDR SSGA US Small Cap Low Volatility Index Fund(x)	3,610	345,766

Total Exchange Traded Funds (99.9%) (Cost $9,631,975)		10,889,056

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.3%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $100,013, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $102,054.(xx)	$100,000	100,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $66,271, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $67,590.(xx)	66,265	66,265
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $35,862, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $36,575.(xx)	35,858	35,858
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $25,383, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $25,888.(xx)	25,380	25,380
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $82,012, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $83,644.(xx)	82,004	82,004
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $62,781, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $64,031.(xx)	62,775	62,775
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $98,127, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $100,080.(xx)	98,118	98,118

Total Repurchase Agreements		470,400

Total Short-Term Investments (4.3%) (Cost $470,400)		470,400

Total Investments (104.2%) (Cost $10,102,375)		11,359,456
Other Assets Less Liabilities (-4.2%)		(455,348)

Net Assets (100%)		$10,904,108

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $461,059. This was secured by cash collateral of $470,400 which was subsequently invested in joint repurchase agreements with a total value of $470,400, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,889,056	$—	$—	$10,889,056
Short-Term Investments
Repurchase Agreements	—	470,400	—	470,400

Total Assets	$10,889,056	$470,400	$—	$11,359,456

Total Liabilities	$—	$—	$—	$—

Total	$10,889,056	$470,400	$—	$11,359,456

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,284,758
Aggregate gross unrealized depreciation	(28,519)

Net unrealized appreciation	$1,256,239

Federal income tax cost of investment securities and derivative instruments, if applicable	$10,103,217

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Staples (0.5%)
Food Products (0.5%)
Bunge Ltd.
4.875%	345	$35,885
Post Holdings, Inc.
2.500%	320	52,840

Total Consumer Staples		88,725

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Hess Corp.
8.000%	820	48,347
Kinder Morgan, Inc.
9.750%(x)	985	41,912
Southwestern Energy Co.
6.250%	2,315	33,012
WPX Energy, Inc.
6.250%	860	45,838

Total Energy		169,109

Financials (4.0%)
Banks (3.7%)
Bank of America Corp.
7.250%	100	130,147
Huntington Bancshares, Inc.
8.500%	182	269,360
Wells Fargo & Co.
7.500%	200	263,000

		662,507

Capital Markets (0.1%)
AMG Capital Trust II
5.150%	360	22,072

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Great Ajax Corp. (REIT)
7.250%	1,150	29,383

Total Financials		713,962

Health Care (4.1%)
Health Care Equipment & Supplies (1.3%)
Becton Dickinson and Co.
6.125%	4,152	229,440

Health Care Providers & Services (1.1%)
Anthem, Inc.
5.250%	3,843	200,950

Pharmaceuticals (1.7%)
Allergan plc
5.500%	417	307,671

Total Health Care		738,061

Industrials (0.7%)
Commercial Services & Supplies (0.2%)
Stericycle, Inc.
5.250%	475	27,949

Machinery (0.5%)
Rexnord Corp.
5.750%	750	43,657
Stanley Black & Decker, Inc.
5.375%	435	49,873

		93,530

Total Industrials		121,479

Information Technology (0.8%)
Electronic Equipment, Instruments & Components (0.8%)
Belden, Inc.
6.750%	827	89,365
MTS Systems Corp.
8.750%	440	52,919

Total Information Technology		142,284

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Crown Castle International Corp. (REIT)
6.875%*	100	106,800
iStar, Inc. (REIT)
4.500%(x)	2,000	99,600
Welltower, Inc. (REIT)
6.500%	583	36,980

Total Real Estate		243,380

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.2%)
Frontier Communications Corp.
11.125%	1,460	28,090

Wireless Telecommunication Services (0.7%)
T-Mobile US, Inc.
5.500%	1,260	125,887

Total Telecommunication Services		153,977

Utilities (0.4%)
Electric Utilities (0.2%)
NextEra Energy, Inc.
6.123%	585	32,339

Multi-Utilities (0.2%)
Dominion Energy, Inc.
6.750%	640	32,480

Total Utilities		64,819

Total Convertible Preferred Stocks (13.6%) (Cost $2,480,075)		2,435,796

EXCHANGE TRADED FUND:
SPDR Bloomberg Barclays Convertible Securities Fund(x)	104,820	5,353,157

Total Exchange Traded Fund (29.9%) (Cost $4,862,045)		5,353,157

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (53.5%)
Consumer Discretionary (8.2%)
Automobiles (0.7%)
Tesla, Inc.
2.375%, 3/15/22	$103,000	126,497

Household Durables (1.6%)
CalAtlantic Group, Inc.
1.625%, 5/15/18	237,000	285,289

Internet & Direct Marketing Retail (2.6%)
Ctrip.com International Ltd.
1.250%, 9/15/22	24,000	25,845
IAC FinanceCo, Inc.
0.875%, 10/1/22(b)§	37,000	38,503
Liberty Expedia Holdings, Inc.
1.000%, 6/30/47(x)§	55,000	58,472
Priceline Group, Inc. (The)
0.350%, 6/15/20	229,000	330,476

		453,296

Media (3.3%)
DISH Network Corp.
3.375%, 8/15/26	282,000	315,487
Liberty Interactive LLC
1.750%, 9/30/46§	65,000	77,025
Liberty Media Corp.
1.375%, 10/15/23	42,000	50,812
Liberty Media Corp.-Liberty Formula One
1.000%, 1/30/23§	39,000	46,361

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Live Nation Entertainment, Inc.
2.500%, 5/15/19	$80,000	$105,550

		595,235

Total Consumer Discretionary		1,460,317

Energy (2.6%)
Energy Equipment & Services (0.9%)
Nabors Industries, Inc.
0.750%, 1/15/24(x)§	70,000	56,919
SEACOR Holdings, Inc.
3.000%, 11/15/28	30,000	26,794
Weatherford International Ltd.
5.875%, 7/1/21	79,000	86,258

		169,971

Oil, Gas & Consumable Fuels (1.7%)
Cheniere Energy, Inc.
4.250%, 3/15/45	84,000	58,170
Chesapeake Energy Corp.
5.500%, 9/15/26§	79,000	72,482
PDC Energy, Inc.
1.125%, 9/15/21	88,000	85,690
SM Energy Co.
1.500%, 7/1/21	88,000	82,610

		298,952

Total Energy		468,923

Financials (2.2%)
Capital Markets (0.1%)
New Mountain Finance Corp.
5.000%, 6/15/19	16,000	16,480

Consumer Finance (0.4%)
Encore Capital Group, Inc.
3.250%, 3/15/22§	17,000	19,603
PRA Group, Inc.
3.500%, 6/1/23§	53,000	48,528

		68,131

Insurance (1.1%)
Fidelity National Financial, Inc.
4.250%, 8/15/18	75,000	201,891

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
Blackstone Mortgage Trust, Inc. (REIT)
4.375%, 5/5/22	39,000	39,244
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	32,000	32,020

		71,264

Thrifts & Mortgage Finance (0.2%)
LendingTree, Inc.
0.625%, 6/1/22§	28,000	36,995

Total Financials		394,761

Health Care (9.5%)
Biotechnology (4.4%)
Acorda Therapeutics, Inc.
1.750%, 6/15/21	45,000	40,612
AMAG Pharmaceuticals, Inc.
3.250%, 6/1/22	28,000	27,230
BioMarin Pharmaceutical, Inc.
1.500%, 10/15/20	120,000	143,625
Clovis Oncology, Inc.
2.500%, 9/15/21	55,000	84,769
Immunomedics, Inc.
4.750%, 2/15/20	12,000	33,307
Incyte Corp.
1.250%, 11/15/20	58,000	132,240
Intercept Pharmaceuticals, Inc.
3.250%, 7/1/23	16,000	12,360
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	86,000	90,838
Merrimack Pharmaceuticals, Inc.
4.500%, 7/15/20	50,000	42,750
Neurocrine Biosciences, Inc.
2.250%, 5/15/24§	36,000	40,973
Radius Health, Inc.
3.000%, 9/1/24	32,000	32,040
TESARO, Inc.
3.000%, 10/1/21	28,000	104,720

		785,464

Health Care Equipment & Supplies (1.2%)
DexCom, Inc.
0.750%, 5/15/22§	33,000	29,432
Hologic, Inc.
0.000%, 12/15/43(e)	44,000	53,075
NuVasive, Inc.
2.250%, 3/15/21	75,000	85,265
Wright Medical Group, Inc.
2.000%, 2/15/20	43,000	46,467

		214,239

Health Care Providers & Services (1.2%)
Anthem, Inc.
2.750%, 10/15/42	10,000	25,950
Molina Healthcare, Inc.
1.125%, 1/15/20	80,000	138,150
1.625%, 8/15/44	13,000	16,282
Teladoc, Inc.
3.000%, 12/15/22§	32,000	34,740

		215,122

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.
1.250%, 7/1/20	56,000	59,290
Evolent Health, Inc.
2.000%, 12/1/21§	13,000	14,609

		73,899

Pharmaceuticals (2.3%)
Depomed, Inc.
2.500%, 9/1/21	37,000	27,264
Dermira, Inc.
3.000%, 5/15/22§	56,000	60,270
Horizon Pharma Investment Ltd.
2.500%, 3/15/22	86,000	77,669
Jazz Investments I Ltd.
1.875%, 8/15/21	65,000	68,453
1.500%, 8/15/24(b)§	32,000	31,440
Medicines Co. (The)
2.500%, 1/15/22	76,000	95,903
Pacira Pharmaceuticals, Inc.
2.375%, 4/1/22§	56,000	54,670

		415,669

Total Health Care		1,704,393

Industrials (4.8%)
Aerospace & Defense (0.1%)
Aerojet Rocketdyne Holdings, Inc.
2.250%, 12/15/23(x)§	12,000	17,872

Air Freight & Logistics (1.2%)
Echo Global Logistics, Inc.
2.500%, 5/1/20	53,000	50,979
XPO Logistics, Inc.
4.500%, 10/1/17	38,000	153,292

		204,271

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (0.0%)
Team, Inc.
5.000%, 8/1/23§	$6,000	$5,693

Construction & Engineering (1.2%)
Dycom Industries, Inc.
0.750%, 9/15/21	112,000	127,260
Tutor Perini Corp.
2.875%, 6/15/21	79,000	91,986

		219,246

Machinery (1.7%)
Chart Industries, Inc.
2.000%, 8/1/18	112,000	111,580
Greenbrier Cos., Inc. (The)
3.500%, 4/1/18	52,000	71,923
2.875%, 2/1/24§	4,000	4,495
Meritor, Inc.
3.250%, 10/15/37(b)§	16,000	16,950
Navistar International Corp.
4.750%, 4/15/19	35,000	38,369
Trinity Industries, Inc.
3.875%, 6/1/36	47,000	63,009

		306,326

Professional Services (0.4%)
Huron Consulting Group, Inc.
1.250%, 10/1/19	73,000	68,072

Transportation Infrastructure (0.2%)
Macquarie Infrastructure Corp.
2.875%, 7/15/19(x)	40,000	42,475

Total Industrials		863,955

Information Technology (24.8%)
Communications Equipment (2.3%)
CalAmp Corp.
1.625%, 5/15/20	43,000	45,849
Ciena Corp.
3.750%, 10/15/18	83,000	100,378
4.000%, 12/15/20	43,000	57,136
Finisar Corp.
0.500%, 12/15/36§	47,000	44,062
Lumentum Holdings, Inc.
0.250%, 3/15/24§	33,000	37,806
Palo Alto Networks, Inc.
(Zero Coupon), 7/1/19	86,000	118,358

		403,589

Electronic Equipment, Instruments & Components (1.0%)
Knowles Corp.
3.250%, 11/1/21	31,000	34,914
TTM Technologies, Inc.
1.750%, 12/15/20	63,000	106,313
Vishay Intertechnology, Inc.
2.250%, 11/15/40	30,000	44,306

		185,533

Internet Software & Services (2.7%)
Akamai Technologies, Inc.
(Zero Coupon), 2/15/19	36,000	34,987
Cornerstone OnDemand, Inc.
1.500%, 7/1/18	76,000	76,902
Pandora Media, Inc.
1.750%, 12/1/20	74,000	69,098
Twitter, Inc.
0.250%, 9/15/19	92,000	87,170
VeriSign, Inc.
4.702%, 8/15/37	68,000	211,565

		479,722

IT Services (0.9%)
Blackhawk Network Holdings, Inc.
1.500%, 1/15/22	74,000	82,603
Cardtronics, Inc.
1.000%, 12/1/20	17,000	15,661
CSG Systems International, Inc.
4.250%, 3/15/36	53,000	56,644

		154,908

Semiconductors & Semiconductor Equipment (11.3%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	48,000	85,020
Inphi Corp.
1.125%, 12/1/20	51,000	62,443
0.750%, 9/1/21§	8,000	8,195
Integrated Device Technology, Inc.
0.875%, 11/15/22	91,000	97,256
Intel Corp.
3.250%, 8/1/39	57,000	104,737
Microchip Technology, Inc.
1.625%, 2/15/25	73,000	127,385
1.625%, 2/15/27§	287,000	348,526
2.250%, 2/15/37§	7,000	8,466
Micron Technology, Inc.
Series F
2.125%, 2/15/33	54,000	192,814
Series G
3.000%, 11/15/43	244,000	337,177
Novellus Systems, Inc.
2.625%, 5/15/41	55,000	302,156
NVIDIA Corp.
1.000%, 12/1/18	9,000	80,004
ON Semiconductor Corp.
1.000%, 12/1/20	45,000	53,691
Silicon Laboratories, Inc.
1.375%, 3/1/22§	7,000	7,757
Spansion LLC
2.000%, 9/1/20	37,000	109,613
SunPower Corp.
0.750%, 6/1/18	29,000	27,768
4.000%, 1/15/23(x)	16,000	13,120
Synaptics, Inc.
0.500%, 6/15/22§	16,000	14,510
Teradyne, Inc.
1.250%, 12/15/23§	5,000	6,653
Veeco Instruments, Inc.
2.700%, 1/15/23	41,000	39,206

		2,026,497

Software (6.4%)
Citrix Systems, Inc.
0.500%, 4/15/19	90,000	104,400
FireEye, Inc.
Series A
1.000%, 6/1/35	52,000	49,107
HubSpot, Inc.
0.250%, 6/1/22§	14,000	15,496
Nuance Communications, Inc.
1.000%, 12/15/35	97,000	90,816
Proofpoint, Inc.
0.750%, 6/15/20	35,000	43,728
PROS Holdings, Inc.
2.000%, 12/1/19	43,000	43,753
RealPage, Inc.
1.500%, 11/15/22§	26,000	30,225
Red Hat, Inc.
0.250%, 10/1/19	66,000	101,558
Rovi Corp.
0.500%, 3/1/20	40,000	40,175

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
salesforce.com, Inc.
0.250%, 4/1/18	$187,000	$262,618
ServiceNow, Inc.
(Zero Coupon), 11/1/18	35,000	56,197
(Zero Coupon), 6/1/22§	66,000	70,991
Synchronoss Technologies, Inc.
0.750%, 8/15/19	33,000	28,091
Take-Two Interactive Software, Inc.
1.000%, 7/1/18	16,000	75,900
Verint Systems, Inc.
1.500%, 6/1/21	81,000	79,178
Workday, Inc.
0.750%, 7/15/18	33,000	43,065
0.250%, 10/1/22(b)§	8,000	7,955

		1,143,253

Technology Hardware, Storage & Peripherals (0.2%)
Electronics For Imaging, Inc.
0.750%, 9/1/19	43,000	44,693

Total Information Technology		4,438,195

Materials (0.9%)
Construction Materials (0.9%)
Cemex SAB de CV
3.720%, 3/15/20	144,000	161,280

Total Materials		161,280

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Colony NorthStar, Inc. (REIT)
5.000%, 4/15/23	55,000	56,306
Starwood Waypoint Homes (REIT)
3.500%, 1/15/22§	32,000	35,940

Total Real Estate		92,246

Total Convertible Bonds		9,584,070

Total Long-Term Debt Securities (53.5%) (Cost $8,402,738)		9,584,070

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	185,662	185,717

	Principal Amount	Value (Note 1)
Repurchase Agreements (21.9%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $510,000.(xx)	$500,000	500,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $400,053, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $408,218.(xx)	400,000	400,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $400,035, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $408,000.(xx)	400,000	400,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $102,001.(xx)	100,000	100,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $200,021, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $204,001.(xx)	200,000	200,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $300,030, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $306,002.(xx)	300,000	300,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $400,040, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $408,001.(xx)	400,000	400,000

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $28,818, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $29,392.(xx)	$28,816	$28,816
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $102,010.(xx)	100,000	100,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $1,020,001.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $510,015.(xx)	500,000	500,000

Total Repurchase Agreements		3,928,816

Total Short-Term Investments (23.0%) (Cost $4,114,533)		4,114,533

Total Investments (120.0%) (Cost $19,859,391)		21,487,556
Other Assets Less Liabilities (-20.0%)		(3,581,893)

Net Assets (100%)		$17,905,663

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2017, the market value of these securities amounted to $1,402,614 or 7.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2017, the market value of these securities amounted to $94,848 or 0.5% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2017. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at September 30, 2017.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $3,858,210. This was secured by cash collateral of $3,928,816 which was subsequently invested in joint repurchase agreements with a total value of $3,928,816, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Consumer Discretionary	$—	$1,460,317	$—	$1,460,317
Energy	—	468,923	—	468,923
Financials	—	394,761	—	394,761
Health Care	—	1,704,393	—	1,704,393
Industrials	—	863,955	—	863,955
Information Technology	—	4,438,195	—	4,438,195
Materials	—	161,280	—	161,280
Real Estate	—	92,246	—	92,246
Convertible Preferred Stocks
Consumer Staples	35,885	52,840	—	88,725
Energy	169,109	—	—	169,109
Financials	662,507	51,455	—	713,962
Health Care	738,061	—	—	738,061
Industrials	121,479	—	—	121,479
Information Technology	89,365	52,919	—	142,284
Real Estate	243,380	—	—	243,380
Telecommunication Services	153,977	—	—	153,977
Utilities	64,819	—	—	64,819
Exchange Traded Funds	5,353,157	—	—	5,353,157
Short-Term Investments
Investment Companies	185,717	—	—	185,717
Repurchase Agreements	—	3,928,816	—	3,928,816

Total Assets	$7,817,456	$13,670,100	$—	$21,487,556

Total Liabilities	$—	$—	$—	$—

Total	$7,817,456	$13,670,100	$—	$21,487,556

(a)	A Security with a market value of $99,600 transferred from Level 2 to Level 1 at the end of the period due to active trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,154,974
Aggregate gross unrealized depreciation	(652,301)

Net unrealized appreciation	$1,502,673

Federal income tax cost of investment securities and derivative instruments, if applicable	$19,984,883

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.8%)
GCAT LLC,
Series 2017-3 A1
3.351%, 4/25/47(e)§	$828,430	$829,856
New Residential Mortgage Loan Trust,
Series 2017-RPL1 A1
3.598%, 4/25/22(e)§	964,403	964,753
RASC Trust,
Series 2007-EMX1 A13
1.434%, 1/25/37(l)	1,083,486	946,960
VOLT LVII LLC,
Series 2017-NPL4 A1
3.375%, 4/25/47(e)§	749,730	751,090
VOLT LVIII LLC,
Series 2017-NPL5 A1
3.375%, 5/28/47(e)§	773,412	774,824

Total Asset-Backed Securities		4,267,483

Collateralized Mortgage Obligations (6.0%)
FHLMC,
Series 4484 CD
1.750%, 7/15/30	486,014	481,826
Series 4624 GA
2.500%, 4/15/40	463,914	463,561
FNMA,
Series 2016-52 ZC
3.000%, 8/25/46	558,277	518,455
Series 2016-9 A
3.000%, 9/25/43	390,126	394,983
Series 2017-32 CA
3.000%, 10/25/42	957,811	973,424
Series 2017-51 EA
3.000%, 11/25/42	491,663	497,628

Total Collateralized Mortgage Obligations		3,329,877

Corporate Bonds (14.6%)
Consumer Discretionary (2.3%)
Auto Components (0.3%)
Dana Financing Luxembourg Sarl
5.750%, 4/15/25§	50,000	52,690
Delphi Jersey Holdings plc
5.000%, 10/1/25(b)§	60,000	60,978
Icahn Enterprises LP
6.250%, 2/1/22	50,000	52,065

		165,733

Automobiles (0.2%)
Ford Motor Co.
7.450%, 7/16/31	75,000	97,186
General Motors Co.
(USD 3 Month LIBOR + 0.80%), 2.112%, 8/7/20(k)	15,000	15,009

		112,195

Hotels, Restaurants & Leisure (1.0%)
1011778 BC ULC
4.250%, 5/15/24§	60,000	60,138
5.000%, 10/15/25(b)§	15,000	15,206
Constellation Merger Sub, Inc.
8.500%, 9/15/25§	25,000	24,562
CRC Escrow Issuer LLC
5.250%, 10/15/25(b)§	60,000	60,337
Eldorado Resorts, Inc.
6.000%, 4/1/25	60,000	63,000
GLP Capital LP
5.375%, 4/15/26	50,000	54,625
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24	50,000	51,000
Landry’s, Inc.
6.750%, 10/15/24§	35,000	35,396
Pinnacle Entertainment, Inc.
5.625%, 5/1/24	70,000	71,663
Six Flags Entertainment Corp.
4.875%, 7/31/24§	50,000	50,815
Viking Cruises Ltd.
5.875%, 9/15/27(b)§	60,000	60,210

		546,952

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
4.050%, 8/22/47§	50,000	50,920

Leisure Products (0.0%)
Hasbro, Inc.
3.500%, 9/15/27	15,000	14,871

Media (0.5%)
Cengage Learning, Inc.
9.500%, 6/15/24§	55,000	48,125
Charter Communications Operating LLC
4.908%, 7/23/25	50,000	53,460
Comcast Corp.
4.400%, 8/15/35	50,000	54,318
Omnicom Group, Inc.
3.600%, 4/15/26	95,000	95,904

		251,807

Specialty Retail (0.2%)
Home Depot, Inc. (The)
3.000%, 4/1/26	55,000	55,297
Lowe’s Cos., Inc.
3.100%, 5/3/27	30,000	29,982
PetSmart, Inc.
7.125%, 3/15/23§	40,000	31,300
5.875%, 6/1/25§	25,000	21,812

		138,391

Total Consumer Discretionary		1,280,869

Consumer Staples (1.2%)
Beverages (0.1%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	45,000	51,001

Food & Staples Retailing (0.2%)
Kroger Co. (The)
3.400%, 4/15/22	65,000	66,883
Sysco Corp.
3.250%, 7/15/27	65,000	64,409

		131,292

Food Products (0.7%)
JBS USA LUX SA
7.250%, 6/1/21§	55,000	55,962
Kraft Heinz Foods Co.
2.800%, 7/2/20	55,000	55,865
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	55,000	56,787
Post Holdings, Inc.
5.500%, 3/1/25§	60,000	62,322
Smithfield Foods, Inc.
4.250%, 2/1/27§	45,000	46,491
Unilever Capital Corp.
2.900%, 5/5/27	100,000	98,615

		376,042

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Household Products (0.1%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	$60,000	$58,500

Tobacco (0.1%)
BAT Capital Corp.
(USD 3 Month LIBOR + 0.88%), 2.195%, 8/15/22(k)§	10,000	10,024
Reynolds American, Inc.
4.000%, 6/12/22	55,000	58,078

		68,102

Total Consumer Staples		684,937

Energy (1.4%)
Energy Equipment & Services (0.1%)
FTS International, Inc.
6.250%, 5/1/22	30,000	27,450
Schlumberger Holdings Corp.
2.350%, 12/21/18§	40,000	40,239

		67,689

Oil, Gas & Consumable Fuels (1.3%)
Canadian Natural Resources Ltd.
2.950%, 1/15/23	85,000	84,750
Cheniere Energy Partners LP
5.250%, 10/1/25(b)§	60,000	61,350
Enable Midstream Partners LP
4.400%, 3/15/27	45,000	45,894
Energy Transfer LP
4.750%, 1/15/26	50,000	52,694
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	50,000	60,647
MEG Energy Corp.
7.000%, 3/31/24§	20,000	17,124
NGL Energy Partners LP
7.500%, 11/1/23	50,000	49,750
Peabody Energy Corp.
6.000%, 3/31/22§	50,000	51,750
Phillips 66
5.875%, 5/1/42	30,000	36,848
Sanchez Energy Corp.
6.125%, 1/15/23(x)	75,000	64,500
Seven Generations Energy Ltd.
5.375%, 9/30/25(b)§	35,000	35,168
SM Energy Co.
5.000%, 1/15/24	60,000	56,400
Valero Energy Corp.
6.625%, 6/15/37	20,000	25,079
Williams Partners LP
3.750%, 6/15/27	40,000	40,067

		682,021

Total Energy		749,710

Financials (3.0%)
Banks (1.1%)
Bank of America Corp.
2.503%, 10/21/22	40,000	39,564
(USD 3 Month LIBOR + 1.02%), 2.881%, 4/24/23(k)	40,000	39,982
Bank of Montreal
1.900%, 8/27/21	55,000	54,267
Citigroup, Inc.
(USD 3 Month LIBOR + 1.10%), 2.414%, 5/17/24(k)	70,000	70,351
Commonwealth Bank of Australia
2.750%, 3/10/22§	80,000	81,021
JPMorgan Chase & Co.
2.972%, 1/15/23	50,000	50,550
4.250%, 10/1/27	50,000	52,676
Sumitomo Mitsui Financial Group, Inc.
2.058%, 7/14/21	80,000	78,613
Wells Fargo & Co.
3.069%, 1/24/23	50,000	50,882
(USD 3 Month LIBOR + 1.31%), 3.584%, 5/22/28(k)	45,000	45,566
Westpac Banking Corp.
2.000%, 8/19/21	55,000	54,318
2.500%, 6/28/22	5,000	4,989

		622,779

Capital Markets (0.3%)
Goldman Sachs Group, Inc. (The)
3.000%, 4/26/22	20,000	20,221
(USD 3 Month LIBOR + 1.05%), 2.908%, 6/5/23(k)	35,000	35,025
Morgan Stanley
2.750%, 5/19/22	55,000	55,320
(USD 3 Month LIBOR + 1.34%), 3.591%, 7/22/28(k)	50,000	50,164

		160,730

Consumer Finance (0.5%)
Ally Financial, Inc.
4.125%, 3/30/20	50,000	51,437
American Express Co.
2.500%, 8/1/22	40,000	39,993
American Express Credit Corp.
2.700%, 3/3/22	65,000	65,843
Discover Financial Services
4.100%, 2/9/27	60,000	60,938
General Motors Financial Co., Inc.
3.950%, 4/13/24	75,000	76,446

		294,657

Diversified Financial Services (0.3%)
ASP AMC Merger Sub, Inc.
8.000%, 5/15/25§	60,000	57,750
Shell International Finance BV
1.375%, 5/10/19	45,000	44,882
Tempo Acquisition LLC
6.750%, 6/1/25§	50,000	50,500

		153,132

Insurance (0.8%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	50,000	52,875
AssuredPartners, Inc.
7.000%, 8/15/25§	60,000	61,462
Athene Global Funding
3.000%, 7/1/22§	60,000	59,684
Brighthouse Financial, Inc.
3.700%, 6/22/27§	50,000	49,072
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	65,000	84,175
New York Life Global Funding
2.300%, 6/10/22§	55,000	54,743
NFP Corp.
6.875%, 7/15/25§	50,000	50,750

		412,761

Total Financials		1,644,059

Health Care (1.5%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	50,000	54,581

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (0.5%)
Avantor, Inc.
6.000%, 10/1/24(b)§	$30,000	$30,675
9.000%, 10/1/25(b)§	30,000	30,639
Becton Dickinson and Co.
2.894%, 6/6/22	85,000	85,323
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	110,000	111,030

		257,667

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.
4.368%, 6/15/47	45,000	45,511
Centene Corp.
4.750%, 1/15/25	55,000	56,994
CHS/Community Health Systems, Inc.
6.250%, 3/31/23	50,000	49,375
Express Scripts Holding Co.
3.400%, 3/1/27	35,000	34,412
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	55,000	59,125
Tenet Healthcare Corp.
8.125%, 4/1/22	55,000	55,962
Universal Hospital Services, Inc.
7.625%, 8/15/20	50,000	50,750

		352,129

Pharmaceuticals (0.3%)
AstraZeneca plc
2.375%, 11/16/20	30,000	30,124
2.375%, 6/12/22	25,000	24,716
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	50,000	49,668
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23(x)	75,000	71,829

		176,337

Total Health Care		840,714

Industrials (1.1%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
6.875%, 3/15/39	30,000	43,488
Lockheed Martin Corp.
4.700%, 5/15/46	65,000	72,674
Triumph Group, Inc.
7.750%, 8/15/25§	40,000	42,100

		158,262

Air Freight & Logistics (0.1%)
FedEx Corp.
4.750%, 11/15/45	55,000	59,933

Airlines (0.1%)
Delta Air Lines, Inc.
3.625%, 3/15/22	30,000	30,786
United Continental Holdings, Inc.
4.250%, 10/1/22	15,000	15,094

		45,880

Commercial Services & Supplies (0.2%)
Multi-Color Corp.
4.875%, 11/1/25(b)§	5,000	5,055
Prime Security Services Borrower LLC
9.250%, 5/15/23§	55,000	60,698
Waste Management, Inc.
4.100%, 3/1/45	35,000	36,577

		102,330

Machinery (0.1%)
BlueLine Rental Finance Corp.
9.250%, 3/15/24§	50,000	53,875

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	50,000	55,536
CSX Corp.
3.800%, 11/1/46	65,000	62,182
DAE Funding LLC
5.000%, 8/1/24§	55,000	56,375
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	30,000	31,422

		205,515

Total Industrials		625,795

Information Technology (1.2%)
Communications Equipment (0.1%)
CB Escrow Corp.
8.000%, 10/15/25(b)§	15,000	15,095
Riverbed Technology, Inc.
8.875%, 3/1/23(b)§	30,000	28,650

		43,745

Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.875%, 1/12/28	25,000	24,955

Internet Software & Services (0.2%)
eBay, Inc.
2.750%, 1/30/23	45,000	44,787
GTT Communications, Inc.
7.875%, 12/31/24§	40,000	42,500

		87,287

IT Services (0.0%)
Fidelity National Information Services, Inc.
3.625%, 10/15/20	26,000	27,035

Semiconductors & Semiconductor Equipment (0.2%)
Applied Materials, Inc.
4.350%, 4/1/47	30,000	32,087
Broadcom Corp.
3.625%, 1/15/24§	25,000	25,691
Maxim Integrated Products, Inc.
3.450%, 6/15/27	25,000	25,153

		82,931

Software (0.7%)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	45,000	50,850
Informatica LLC
7.125%, 7/15/23§	50,000	50,500
Microsoft Corp.
4.450%, 11/3/45	50,000	56,016
Oracle Corp.
4.125%, 5/15/45	45,000	46,833
Solera LLC
10.500%, 3/1/24§	20,000	22,750
Sophia LP
9.000%, 9/30/23§	50,000	51,750

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
VMware, Inc.
2.950%, 8/21/22	$95,000	$95,615

		374,314

Total Information Technology		640,267

Materials (0.7%)
Chemicals (0.2%)
Ashland LLC
4.750%, 8/15/22	55,000	58,300
Hexion, Inc.
10.375%, 2/1/22§	60,000	57,300

		115,600

Containers & Packaging (0.2%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	50,000	51,875
International Paper Co.
3.000%, 2/15/27	35,000	33,940

		85,815

Metals & Mining (0.1%)
Signode Industrial Group Lux SA
6.375%, 5/1/22§	35,000	36,225
Vale Overseas Ltd.
5.875%, 6/10/21	30,000	32,763

		68,988

Paper & Forest Products (0.2%)
Georgia-Pacific LLC
3.600%, 3/1/25§	95,000	98,696

Total Materials		369,099

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)
3.550%, 7/15/27	45,000	44,508
Boston Properties LP (REIT)
4.125%, 5/15/21	25,000	26,538
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	50,000	49,975
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	50,000	51,750
MPT Operating Partnership LP (REIT)
5.000%, 10/15/27	60,000	61,428
SBA Communications Corp. (REIT)
4.000%, 10/1/22(b)§	20,000	20,100

Total Real Estate		254,299

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
3.800%, 3/1/24	60,000	61,608
CCO Holdings LLC
5.000%, 2/1/28§	45,000	44,901
Cincinnati Bell, Inc.
7.000%, 7/15/24§	50,000	49,000
Frontier Communications Corp.
8.500%, 4/15/20(x)	50,000	48,500
Intelsat Jackson Holdings SA
7.250%, 10/15/20(x)	55,000	53,009
Orange SA
2.750%, 2/6/19	55,000	55,661
Telesat Canada
8.875%, 11/15/24§	45,000	50,850
Verizon Communications, Inc.
4.400%, 11/1/34	55,000	55,110

Total Telecommunication Services		418,639

Utilities (0.9%)
Electric Utilities (0.7%)
Duke Energy Corp.
3.750%, 9/1/46	10,000	9,708
3.950%, 8/15/47	20,000	19,844
Duke Energy Progress LLC
4.150%, 12/1/44	45,000	47,849
Exelon Corp.
3.400%, 4/15/26	95,000	95,555
Fortis, Inc.
2.100%, 10/4/21	55,000	53,818
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	30,000	30,755
NextEra Energy Operating Partners LP
4.500%, 9/15/27(b)§	60,000	61,050
Southern Co. (The)
1.850%, 7/1/19	70,000	69,816

		388,395

Independent Power and Renewable Electricity Producers (0.1%)
NRG Energy, Inc.
7.250%, 5/15/26	25,000	26,875

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
6.500%, 9/15/37	55,000	73,688

Total Utilities		488,958

Total Corporate Bonds		7,997,346

Mortgage-Backed Securities (4.3%)
FHLMC
3.000%, 9/1/46	1,865,849	1,872,991
FNMA
3.000%, 4/1/37	487,613	497,213

Total Mortgage-Backed Securities		2,370,204

U.S. Treasury Obligations (12.2%)
U.S. Treasury Bonds
2.750%, 11/15/42	630,000	622,076
2.875%, 8/15/45	420,000	422,067
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/22 TIPS	150,981	151,000
U.S. Treasury Notes
0.750%, 10/31/18	1,240,000	1,231,693
2.250%, 3/31/21	840,000	854,962
2.000%, 8/31/21	870,000	876,797
1.750%, 3/31/22	970,000	964,468
1.875%, 8/31/24	1,120,000	1,099,790
2.375%, 5/15/27	450,000	451,898
Total U.S. Treasury Obligations		6,674,751

Total Long-Term Debt Securities (44.9%) (Cost $24,613,765)		24,639,661

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.8%)
Automobiles (0.4%)
General Motors Co.	6,181	249,589

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (0.3%)
Starbucks Corp.	2,912	$156,404

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	378	363,390
JD.com, Inc. (ADR)*	4,891	186,836

		550,226

Media (0.8%)
Discovery Communications, Inc., Class A(x)*	8,314	177,005
Twenty-First Century Fox, Inc., Class A	9,290	245,070

		422,075

Specialty Retail (0.3%)
L Brands, Inc.	3,738	155,538

Total Consumer Discretionary		1,533,832

Consumer Staples (1.6%)
Food & Staples Retailing (1.1%)
CVS Health Corp.	1,749	142,228
Kroger Co. (The)	11,631	233,318
Wal-Mart Stores, Inc.	3,106	242,703

		618,249

Tobacco (0.5%)
Philip Morris International, Inc.	2,475	274,750

Total Consumer Staples		892,999

Energy (1.3%)
Energy Equipment & Services (0.3%)
Halliburton Co.	3,276	150,794

Oil, Gas & Consumable Fuels (1.0%)
Apache Corp.	3,411	156,224
Exxon Mobil Corp.	995	81,570
Newfield Exploration Co.*	5,836	173,154
Pioneer Natural Resources Co.	897	132,344

		543,292

Total Energy		694,086

Financials (4.1%)
Banks (2.1%)
Citigroup, Inc.	6,288	457,389
JPMorgan Chase & Co.	4,426	422,728
Wells Fargo & Co.	4,961	273,599

		1,153,716

Capital Markets (0.4%)
Intercontinental Exchange, Inc.	2,994	205,688

Diversified Financial Services (0.5%)
Leucadia National Corp.	10,938	276,184

Insurance (1.1%)
Brighthouse Financial, Inc.*	593	36,054
Chubb Ltd.	1,573	224,231
MetLife, Inc.	6,543	339,909

		600,194

Total Financials		2,235,782

Health Care (4.2%)
Biotechnology (0.6%)
Amgen, Inc.	1,810	337,474

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	6,446	343,959

Health Care Providers & Services (0.9%)
Cigna Corp.	1,774	331,632
Express Scripts Holding Co.*	1,979	125,310

		456,942

Pharmaceuticals (2.1%)
AstraZeneca plc (ADR)(x)	7,437	251,965
Bristol-Myers Squibb Co.	4,032	257,000
Novartis AG (ADR)	3,124	268,195
Roche Holding AG (ADR)	3,700	118,400
Sanofi (ADR)	5,368	267,273

		1,162,833

Total Health Care		2,301,208

Industrials (1.4%)
Electrical Equipment (0.5%)
Eaton Corp. plc	3,504	269,072

Industrial Conglomerates (0.5%)
General Electric Co.	11,477	277,514

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co., Inc., Class A	2,754	208,120

Total Industrials		754,706

Information Technology (5.3%)
Communications Equipment (0.6%)
Juniper Networks, Inc.	4,230	117,721
Telefonaktiebolaget LM Ericsson (ADR)(x)	35,780	205,735

		323,456

Internet Software & Services (1.0%)
Alphabet, Inc., Class A*	588	572,547

IT Services (2.0%)
Cognizant Technology Solutions Corp., Class A	4,234	307,134
Leidos Holdings, Inc.	3,294	195,071
PayPal Holdings, Inc.*	5,464	349,860
Visa, Inc., Class A	2,179	229,318

		1,081,383

Semiconductors & Semiconductor Equipment (0.4%)
QUALCOMM, Inc.	3,993	206,997

Software (0.8%)
Microsoft Corp.	1,861	138,626
Oracle Corp.	6,319	305,524

		444,150

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.	1,880	289,746

Total Information Technology		2,918,279

Materials (0.4%)
Construction Materials (0.4%)
Cemex SAB de CV (ADR)*	25,687	233,238

Total Materials		233,238

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
Verizon Communications, Inc.	6,536	323,467

Total Telecommunication Services		323,467

Total Common Stocks (21.7%) (Cost $11,522,785)		11,887,597

INVESTMENT COMPANIES:
DoubleLine Floating Rate Fund‡	196,132	1,943,667
DoubleLine Global Bond Fund‡	125,178	1,316,876

Total Investment Companies (5.9%) (Cost $3,225,000)		3,260,543

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	533,600	$533,760

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.4%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $74,133, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $75,646.(xx)	$74,123	74,123
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $50,834, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $51,847.(xx)	50,830	50,830
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $27,509, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $28,056.(xx)	27,506	27,506
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $19,470, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $19,858.(xx)	19,468	19,468
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $62,910, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $64,162.(xx)	62,904	62,904
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $48,159, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $49,117.(xx)	48,154	48,154
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $414,241, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $422,489.(xx)	414,205	414,205
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $50,004, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $51,002.(xx)	50,000	50,000

Total Repurchase Agreements		747,190

U.S. Treasury Obligations (21.6%)
U.S. Treasury Bills
0.83%, 10/19/17(p)	5,000,000	4,997,822
0.87%, 10/26/17(p)	6,000,000	5,996,240
0.96%, 12/7/17(p)	480,000	479,131
1.14%, 3/8/18(p)	380,000	378,099

Total U.S. Treasury Obligations		11,851,292

Total Short-Term Investments (24.0%) (Cost $13,131,480)		13,132,242

Total Investments (96.5%) (Cost $52,493,030)		52,920,043
Other Assets Less Liabilities (3.5%)		1,930,378

Net Assets (100%)		$54,850,421

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2017, the market value of these securities amounted to $6,170,258 or 11.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2017, the market value of these securities amounted to $484,513 or 0.9% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2017. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2017.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $727,966. This was secured by cash collateral of $747,190 which was subsequently invested in joint repurchase agreements with a total value of $747,190, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt.

CAPE — Cyclically Adjusted Price Earning

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

LIBOR — London Interbank Offered Rate

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio(a)	—	—	357,000	(359,771)	2,771	—	—	—	—
1290 VT Equity Income Portfolio(b)	—	813,650	140,000	(990,872)	(48,220)	85,442	—	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio(c)	—	1,395,938	81,666	(1,514,980)	34,669	2,707	—	—	—
1290 VT GAMCO Small Company Value Portfolio(d)	—	1,581,364	140,000	(1,803,754)	236,361	(153,971)	—	—	—
1290 VT High Yield Bond Portfolio(e)	—	1,673,981	222,500	(1,954,825)	(10,453)	68,797	—	—	—
1290 VT Low Volatility Global Equity Portfolio(f)	—	—	360,000	(369,834)	9,834	—	—	—	—
1290 VT Natural Resources Portfolio(g)	—	1,172,976	81,666	(1,220,781)	(83,161)	49,300	—	—	—
1290 VT Real Estate Portfolio(h)	—	1,121,874	81,666	(1,260,602)	67,888	(10,826)	—	—	—
AXA/AB Small Cap Growth Portfolio	—	2,118,875	163,333	(2,462,806)	28,132	152,466	—	—	—
AXA/Janus Enterprise Portfolio	—	79,705	5,833	(93,454)	(2,080)	9,996	—	—	—
AXA/Loomis Sayles Growth Portfolio	—	1,008,257	—	(1,124,441)	209,924	(93,740)	—	—	—
DoubleLine Floating Rate Fund	196,132	—	1,950,000	—	—	(6,333)	1,943,667	2,079	—
DoubleLine Global Bond Fund, Class I	125,178	—	1,275,000	—	—	41,876	1,316,876	26,435	—
EQ/BlackRock Basic Value Equity Portfolio	—	2,072,612	157,499	(2,237,272)	256,594	(249,433)	—	—	—
EQ/Emerging Markets Equity PLUS Portfolio	—	571,366	35,000	(689,143)	49,707	33,070	—	—	—
EQ/Global Bond PLUS Portfolio	—	5,065,255	443,332	(5,644,566)	(202,438)	338,417	—	—	—
EQ/Intermediate Government Bond Portfolio	—	775,463	152,500	(933,436)	(4,099)	9,572	—	—	—
EQ/International Equity Index Portfolio	—	792,175	70,000	(940,395)	(1,110)	79,330	—	—	—
EQ/Invesco Comstock Portfolio	—	1,510,533	140,000	(1,692,186)	170,451	(128,798)	—	—	—
EQ/JPMorgan Value Opportunities Portfolio	—	1,226,081	—	(1,285,031)	266,427	(207,477)	—	—	—
EQ/MFS International Growth Portfolio	—	2,165,573	174,999	(2,613,438)	159,057	113,809	—	—	—
EQ/PIMCO Global Real Return Portfolio	—	2,219,791	263,333	(2,520,858)	35,292	2,442	—	—	—
EQ/PIMCO Ultra Short Bond Portfolio	—	1,608,840	128,333	(1,749,955)	9,656	3,126	—	—	—
EQ/T. Rowe Price Growth Stock Portfolio	—	1,749,799	122,500	(2,126,986)	451,739	(197,052)	—	—	—
Multimanager Core Bond Portfolio	—	1,331,601	37,972	(1,378,830)	(12,116)	21,373	—	8,807	—

Total		32,055,709	6,584,132	(36,968,216)	1,624,825	(35,907)	3,260,543	37,321	—

(a)	Formerly known as AXA/DoubleLine Opportunistic Core Plus Bond Portfolio.

(b)	Formerly known as EQ/Boston Advisors Equity Income Portfolio.

(c)	Formerly known as EQ/GAMCO Mergers and Acquisitions Portfolio.

(d)	Formerly known as EQ/GAMCO Small Company Value Portfolio.

(e)	Formerly known as EQ/High Yield Bond Portfolio.

(f)	Formerly known as EQ/Low Volatility Global ETF Portfolio.

(g)	Formerly known as AXA Natural Resources Portfolio.

(h)	Formerly known as AXA Real Estate Portfolio.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2017:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector ER USD Index	0.47% and decrease in total return of index	Increase in total return of index	At maturity	Barclays Bank plc	10/23/2017	USD 12,300,000	(18,463)

							(18,463)

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,267,483	$—	$4,267,483
Collateralized Mortgage Obligations	—	3,329,877	—	3,329,877
Common Stocks
Consumer Discretionary	1,533,832	—	—	1,533,832
Consumer Staples	892,999	—	—	892,999
Energy	694,086	—	—	694,086
Financials	2,235,782	—	—	2,235,782
Health Care	2,301,208	—	—	2,301,208
Industrials	754,706	—	—	754,706
Information Technology	2,918,279	—	—	2,918,279
Materials	233,238	—	—	233,238
Telecommunication Services	323,467	—	—	323,467
Corporate Bonds
Consumer Discretionary	—	1,280,869	—	1,280,869
Consumer Staples	—	684,937	—	684,937
Energy	—	749,710	—	749,710
Financials	—	1,644,059	—	1,644,059
Health Care	—	840,714	—	840,714
Industrials	—	625,795	—	625,795
Information Technology	—	640,267	—	640,267
Materials	—	369,099	—	369,099
Real Estate	—	254,299	—	254,299
Telecommunication Services	—	418,639	—	418,639
Utilities	—	488,958	—	488,958
Investment Companies	3,260,543	—	—	3,260,543
Mortgage-Backed Securities	—	2,370,204	—	2,370,204
Short-Term Investments
Investment Companies	533,760	—	—	533,760
Repurchase Agreements	—	747,190	—	747,190
U.S. Treasury Obligations	—	11,851,292	—	11,851,292
U.S. Treasury Obligations	—	6,674,751	—	6,674,751

Total Assets	$15,681,900	$37,238,143	$—	$52,920,043

Liabilities:
Total Return Swaps	$—	$(18,463)	$—	$(18,463)

Total Liabilities	$—	$(18,463)	$—	$(18,463)

Total	$15,681,900	$37,219,680	$—	$52,901,580

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,044,881
Aggregate gross unrealized depreciation	(499,620)

Net unrealized appreciation	$545,261

Federal income tax cost of investment securities and derivative instruments, if applicable	$52,356,319

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.7%)
ALM XII Ltd.,
Series 2015-12A C1R
4.504%, 4/16/27(l)§	$500,000	$503,004
Apidos CLO XXI,
Series 2015-21A C
4.854%, 7/18/27(l)§	500,000	503,098
Series 2015-21A D
6.854%, 7/18/27(l)§	250,000	250,147
Atrium IX,
Series 9A DR
4.917%, 5/28/30(l)§	500,000	505,631
Babson CLO Ltd.,
Series 2015-2A D
5.107%, 7/20/27(l)§	500,000	501,329
Barings CLO Ltd.,
Series 2017-1A D
4.881%, 7/18/29(l)§	500,000	506,466
BlueMountain CLO Ltd.,
Series 2015-2A D
4.854%, 7/18/27(l)§	250,000	251,497
Series 2016-2A C
5.416%, 8/20/28(l)§	500,000	506,327
Canyon Capital CLO Ltd.,
Series 2017-1A D
4.855%, 7/15/30(l)§	500,000	499,963
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-2A D2
7.754%, 7/15/27(l)§	600,000	602,060
Coinstar Funding LLC,
Series 2017-1A A2
5.216%, 4/25/47§	498,750	517,532
Dryden 34 Senior Loan Fund,
Series 2014-34A DR
4.704%, 10/15/26(l)§	500,000	503,079
ECAF I Ltd.,
Series 2015-1A A1
3.473%, 6/15/40§	290,828	293,100
Element Rail Leasing II LLC,
Series 2016-1A A2
5.047%, 3/19/46§	593,797	629,809
GCAT LLC,
Series 2017-1 A1
3.375%, 3/25/47(e)§	2,727,465	2,731,964
Gilbert Park CLO Ltd.,
5.513%, 10/15/30(l)	500,000	500,000
Lendmark Funding Trust,
Series 2017-1A A
2.830%, 1/22/24§	250,000	250,085
MP CLO VI Ltd.,
Series 2014-2A DR
4.804%, 1/15/27(l)§	500,000	502,334
OneMain Financial Issuance Trust,
Series 2015-1A A
3.190%, 3/18/26§	411,000	414,886
Series 2015-2A A
2.570%, 7/18/25§	99,453	99,630
SoFi Consumer Loan Program LLC,
Series 2017-2 A
3.280%, 2/25/26§	191,792	194,061
Springleaf Funding Trust,
Series 2017-AA A
2.680%, 7/15/30§	250,000	250,010
TAL Advantage VI LLC,
Series 2017-1A A
4.500%, 4/20/42§	577,013	598,270
TCI-Cent Clo Income Note Issuer Ltd.,
Series 2017-1A C
4.967%, 7/25/30(l)§	500,000	505,655
Thacher Park CLO Ltd.,
Series 2014-1A D1R
4.707%, 10/20/26(l)§	500,000	503,133
THL Credit Wind River CLO Ltd.,
Series 2014-1A DR
4.804%, 4/18/26(l)§	500,000	501,553
Series 2017-1A D
5.054%, 4/18/29(l)§	250,000	253,040
Series 2017-3A D
4.389%, 10/15/30(b)(l)§	500,000	499,987
Venture XII CLO Ltd.,
Series 2012-12A DR
5.017%, 2/28/26(l)§	500,000	503,564
Venture XVII CLO Ltd.,
Series 2014-17A CR
3.504%, 7/15/26(l)§	250,000	250,591
VOLT LV LLC,
Series 2017-NPL2 A1
3.500%, 3/25/47(e)§	904,643	906,607
Voya CLO Ltd.,
Series 2017-3A C
4.868%, 7/20/30(l)§	500,000	504,775

Total Asset-Backed Securities		16,543,187

Collateralized Mortgage Obligations (13.7%)
Alternative Loan Trust,
Series 2006-19CB A15
6.000%, 8/25/36	372,384	324,428
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	540,192	526,276
Series 2007-5 3A1
6.000%, 7/25/37	3,448,567	2,816,654
CHL Mortgage Pass-Through Trust,
Series 2006-J4 A5
6.250%, 9/25/36	682,331	570,071
Series 2007-14 A18
6.000%, 9/25/37	2,994,402	2,759,955
Series 2007-HY1 1A1
3.549%, 4/25/37(l)	518,254	509,057
Series 2007-HY1 2A1
3.215%, 3/25/37(l)	293,712	283,377
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
3.563%, 3/25/36(l)	838,896	827,298
Series 2006-AR7 2A3A
3.538%, 11/25/36(l)	1,635,737	1,545,509
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1
6.500%, 6/25/36	6,251,351	3,318,334

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC,
Series 3998 AZ
4.000%, 2/15/42	$1,655,587	$1,754,257
Series 4444 CZ
3.000%, 2/15/45	540,239	493,555
Series 4471 GA
3.000%, 2/15/44	753,330	762,164
Series 4483 CA
3.000%, 6/15/44	462,007	468,464
Series 4673 NT
3.500%, 9/15/43	2,550,908	2,623,511
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA3 A6
6.000%, 7/25/36	4,382,572	3,771,563
First Horizon Mortgage Pass-Through Trust,
Series 2006-2 1A3
6.000%, 8/25/36	393,117	351,351
FNMA,
Series 2013-18 CD
1.500%, 10/25/27	1,323,793	1,296,410
Series 2015-42 CA
3.000%, 3/25/44	1,292,658	1,310,881
Series 2015-9 HA
3.000%, 1/25/45	571,086	581,567
RALI Trust,
Series 2007-QS8 A10
6.000%, 6/25/37	2,389,230	2,169,114
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	532,988	519,236
SG Residential Mortgage Trust,
Series 2017-1 A1
3.709%, 4/25/47(l)§	2,167,810	2,189,569
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	430,263	424,191
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	541,082	539,790
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16 6A3
3.449%, 10/25/35(l)	1,261,217	1,266,947

Total Collateralized Mortgage Obligations		34,003,529

Commercial Mortgage-Backed Securities (3.2%)
BBCMS MORTGAGE TRUST,
Series 2017-C1 XA
1.694%, 2/15/50 IO(l)	996,354	107,126
CFCRE Commercial Mortgage Trust,
Series 2016-C3 XA
1.238%, 1/10/48 IO(l)	986,420	69,844
Series 2016-C7 A3
3.839%, 12/10/54	92,000	96,403
Chicago Skyscraper Trust,
Series 2017-SKY B
2.334%, 2/15/30(l)§	71,000	71,045
Chicago Skyscraper Trust 2017 SKY,
Series 2017-SKY C
2.484%, 2/15/30(l)§	39,000	39,024
Citigroup Commercial Mortgage Trust,
Series 2015-GC35 XA
1.044%, 11/10/48 IO(l)	840,571	41,186
Series 2016-P4 A4
2.902%, 7/10/49	89,000	87,780
Series 2016-P4 XA
2.168%, 7/10/49 IO(l)	993,277	125,922
Series 2016-P6 A5
3.720%, 12/10/49(l)	73,000	76,687
Series 2016-SMPL D
3.520%, 9/10/31§	91,000	91,070
COMM Mortgage Trust,
Series 2012-CR4 D
4.735%, 10/15/45(l)§	128,000	110,899
Series 2013-CR10 XA
1.061%, 8/10/46 IO(l)	2,112,809	68,421
Series 2015-CR22 D
4.261%, 3/10/48(l)§	140,000	117,515
Series 2015-CR23 D
4.396%, 5/10/48(l)	140,000	115,490
Series 2015-CR26 B
4.644%, 10/10/48(l)	100,000	104,767
Series 2015-CR26 XA
1.197%, 10/10/48 IO(l)	1,283,698	78,070
Series 2015-LC23 C
4.801%, 10/10/48(l)	64,000	66,249
Series 2016-DC2 XA
1.222%, 2/10/49 IO(l)	988,330	64,990
Series 2016-GCT E
3.577%, 8/10/29(l)§	180,000	176,083
Commercial Mortgage Pass-Through Certificates,
Series 2016-CR28 C
4.802%, 2/10/49(l)	73,000	72,158
Cosmopolitan Hotel Trust,
Series 2016-CSMO C
3.884%, 11/15/33(l)§	70,000	70,305
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
1.090%, 4/15/50 IO(l)	1,525,823	76,626
Series 2015-C2 AS
3.849%, 6/15/57(l)	140,000	144,840
Series 2015-C4 C
4.737%, 11/15/48(l)	64,000	64,673
DBCG Mortgage Trust,
Series 2017-BBG B
2.084%, 6/15/34(l)§	350,000	350,001
FHLMC Multifamily Structured Pass-Through Certificates,
Series K050 A2
3.334%, 8/25/25(l)	50,000	52,304
Series K722 X1
1.442%, 3/25/23 IO(l)	994,865	57,325
FNMA ACES,
Series 2016-M3 A2
2.702%, 2/25/26	67,000	66,460
GE Commercial Mortgage Corp. Trust,
Series 2007-C1 AM
5.606%, 12/10/49(l)	85,700	87,283
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA
1.593%, 2/10/46 IO(l)	1,393,312	88,670

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
GS Mortgage Securities Trust,
Series 2014-GC20 XA
1.170%, 4/10/47 IO(l)	$1,735,267	$88,263
Series 2014-GC26 D
4.660%, 11/10/47(l)§	375,000	317,435
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 AM
5.372%, 5/15/47	72,188	72,213
Series 2007-C1 AM
6.277%, 2/15/51(l)	140,000	139,927
Series 2007-LD11 AM
6.168%, 6/15/49(l)	34,501	35,274
Series 2007-LDPX AM
5.464%, 1/15/49(l)	114,069	114,020
Series 2015-JP1 XA
1.300%, 1/15/49 IO(l)	988,289	53,950
Series 2016-JP2 B
3.460%, 8/15/49	28,000	27,566
Series 2016-JP2 C
3.946%, 8/15/49(l)	22,000	21,652
Series 2016-JP2 XA
2.011%, 8/15/49 IO(l)	292,097	36,578
Series 2016-WPT E
6.234%, 10/15/33(l)§	92,000	93,194
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 XA
1.235%, 8/15/47 IO(l)	1,421,675	77,799
Series 2015-C27 D
3.984%, 2/15/48(l)§	347,000	283,613
Series 2015-C28 C
4.379%, 10/15/48(l)	400,000	385,289
Series 2015-C32 C
4.818%, 11/15/48(l)	105,000	103,804
Series 2016-C1 C
4.905%, 3/15/49(l)	66,000	69,072
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.861%, 6/15/49 IO(l)	993,115	94,387
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	398,493
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.701%, 3/10/49(l)§	72,000	67,671
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C
4.000%, 12/15/47	125,000	118,820
Series 2015-C20 C
4.611%, 2/15/48(l)	125,000	123,542
Series 2015-C26 D
3.060%, 10/15/48§	100,000	81,439
Series 2016-C32 A4
3.720%, 12/15/49	76,000	79,618
Morgan Stanley Capital I Trust,
Series 2007-HQ11 AJ
5.508%, 2/12/44(l)	30,343	30,344
Series 2015-UBS8 XA
1.117%, 12/15/48 IO(l)	1,083,609	64,777
Series 2015-XLF2 AFSC
4.234%, 8/15/26(l)§	65,000	64,614
Series 2016-UB11 XA
1.810%, 8/15/49 IO(l)	982,968	98,552
Series 2017-PRME D
4.634%, 2/15/34(l)§	73,000	73,058
MSCG Trust,
Series 2016-SNR C
5.205%, 11/15/34§	92,000	94,127
PFP Ltd.,
Series 2017-3 A
2.284%, 1/14/35(l)§	77,173	77,293
Series 2017-3 AS
2.534%, 1/14/35(l)§	65,000	65,299
Series 2017-3 B
2.984%, 1/14/35(l)§	37,000	37,145
Series 2017-3 C
3.734%, 1/14/35(l)§	39,000	39,197
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
2.184%, 10/10/48 IO(l)	639,304	78,656
Sutherland Commercial Mortgage Loans LLC,
Series 2015-SBC4 A
4.000%, 6/25/39§	26,988	27,238
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 D
3.938%, 8/15/50§	150,000	120,394
Series 2015-C28 C
4.271%, 5/15/48(l)	140,000	136,226
Series 2015-C30 XA
1.150%, 9/15/58 IO(l)	7,311,982	429,084
Series 2015-C31 C
4.765%, 11/15/48(l)	105,000	108,628
Series 2015-C31 XA
1.255%, 11/15/48 IO(l)	1,231,445	81,072
Series 2015-LC22 C
4.692%, 9/15/58(l)	50,000	50,015
Series 2015-P2 A4
3.809%, 12/15/48	66,000	69,729
Series 2015-P2 XA
1.164%, 12/15/48 IO(l)	991,609	58,177
Series 2016-C32 C
4.879%, 1/15/59(l)	51,000	48,465
Series 2016-NXS6 XA
1.801%, 11/15/49 IO(l)	991,990	98,894
Series 2017-RC1 XA
1.734%, 1/15/60 IO(l)	1,224,104	127,643
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.291%, 8/15/47 IO(l)	2,895,635	154,846

Total Commercial Mortgage-Backed Securities		7,956,308

Corporate Bonds (22.3%)
Consumer Discretionary (1.6%)
Auto Components (0.2%)
Dana Financing Luxembourg Sarl
5.750%, 4/15/25§	110,000	115,918
Delphi Jersey Holdings plc
5.000%, 10/1/25(b)§	145,000	147,364
Icahn Enterprises LP
6.250%, 2/1/22	110,000	114,543

		377,825

Automobiles (0.1%)
Ford Motor Co.
7.450%, 7/16/31	130,000	168,456

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
General Motors Co.
(USD 3 Month LIBOR + 0.80%), 2.112%, 8/7/20(k)	$65,000	$65,039

		233,495

Hotels, Restaurants & Leisure (0.7%)
1011778 BC ULC
4.250%, 5/15/24§	140,000	140,322
5.000%, 10/15/25(b)§	35,000	35,481
Constellation Merger Sub, Inc.
8.500%, 9/15/25§	55,000	54,037
CRC Escrow Issuer LLC
5.250%, 10/15/25(b)§	185,000	186,041
Eldorado Resorts, Inc.
6.000%, 4/1/25	140,000	147,000
GLP Capital LP
5.375%, 4/15/26	110,000	120,175
Gohl Capital Ltd.
4.250%, 1/24/27(m)	400,000	413,076
Hilton Domestic Operating Co., Inc.
4.250%, 9/1/24	110,000	112,200
Landry’s, Inc.
6.750%, 10/15/24§	85,000	85,960
Pinnacle Entertainment, Inc.
5.625%, 5/1/24	170,000	174,038
Six Flags Entertainment Corp.
4.875%, 7/31/24§	115,000	116,875
Viking Cruises Ltd.
5.875%, 9/15/27(b)§	140,000	140,490

		1,725,695

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
4.050%, 8/22/47§	180,000	183,310

Leisure Products (0.0%)
Hasbro, Inc.
3.500%, 9/15/27	50,000	49,569

Media (0.4%)
Cengage Learning, Inc.
9.500%, 6/15/24§	130,000	113,750
Charter Communications Operating LLC
4.908%, 7/23/25	110,000	117,612
Comcast Corp.
4.200%, 8/15/34	15,000	15,929
4.400%, 8/15/35	185,000	200,977
Globo Comunicacao e Participacoes SA
5.125%, 3/31/27	200,000	201,750
Omnicom Group, Inc.
3.600%, 4/15/26	345,000	348,282

		998,300

Specialty Retail (0.1%)
Home Depot, Inc. (The)
3.000%, 4/1/26	170,000	170,917
Lowe’s Cos., Inc.
3.100%, 5/3/27	75,000	74,956
PetSmart, Inc.
7.125%, 3/15/23§	90,000	70,425
5.875%, 6/1/25§	60,000	52,350

		368,648

Total Consumer Discretionary		3,936,842

Consumer Staples (1.0%)
Beverages (0.3%)
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	105,000	119,002
Becle SAB de CV
3.750%, 5/13/25(m)	200,000	201,750
Embotelladora Andina SA
5.000%, 10/1/23(m)	300,000	331,125

		651,877

Food & Staples Retailing (0.1%)
Kroger Co. (The)
3.400%, 4/15/22	85,000	87,462
Sysco Corp.
3.250%, 7/15/27	175,000	173,410

		260,872

Food Products (0.5%)
JBS USA LUX SA
7.250%, 6/1/21§	125,000	127,187
7.250%, 6/1/21(b)§	15,000	15,263
Kraft Heinz Foods Co.
2.000%, 7/2/18	125,000	125,361
2.800%, 7/2/20	50,000	50,786
MARB BondCo plc
7.000%, 3/15/24§	200,000	196,950
Marfrig Holdings Europe BV
8.000%, 6/8/23(x)§	200,000	206,890
Pilgrim’s Pride Corp.
5.750%, 3/15/25§	115,000	118,738
Post Holdings, Inc.
5.500%, 3/1/25§	140,000	145,418
Smithfield Foods, Inc.
4.250%, 2/1/27§	200,000	206,625
Unilever Capital Corp.
2.900%, 5/5/27	135,000	133,130

		1,326,348

Household Products (0.0%)
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	145,000	141,375

Tobacco (0.1%)
BAT Capital Corp.
(USD 3 Month LIBOR + 0.88%), 2.195%, 8/15/22(k)§	35,000	35,083
Reynolds American, Inc.
4.000%, 6/12/22	195,000	205,912

		240,995

Total Consumer Staples		2,621,467

Energy (3.5%)
Energy Equipment & Services (0.1%)
Delek & Avner Tamar Bond Ltd.
5.412%, 12/30/25§	60,000	62,025
FTS International, Inc.
6.250%, 5/1/22	78,000	71,370
Noble Holding International Ltd.
7.750%, 1/15/24	10,000	8,900
Schlumberger Holdings Corp.
2.350%, 12/21/18§	85,000	85,509

		227,804

Oil, Gas & Consumable Fuels (3.4%)
APT Pipelines Ltd.
4.250%, 7/15/27§	500,000	515,282
BPRL International Singapore Pte. Ltd.
4.375%, 1/18/27(m)	700,000	729,079
Canadian Natural Resources Ltd.
2.950%, 1/15/23	260,000	259,234

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Cheniere Energy Partners LP
5.250%, 10/1/25(b)§	$140,000	$143,150
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	700,000	711,267
CNPC General Capital Ltd.
3.400%, 4/16/23(m)	200,000	204,191
CNPC HK Overseas Capital Ltd.
4.500%, 4/28/21(m)	500,000	533,119
Cosan Overseas Ltd.
8.250%, 11/5/17(m)(y)	300,000	304,500
Enable Midstream Partners LP
4.400%, 3/15/27	190,000	193,775
Energy Transfer LP
4.750%, 1/15/26	165,000	173,890
4.200%, 4/15/27(x)	10,000	10,135
Indian Oil Corp. Ltd.
5.625%, 8/2/21(m)	200,000	219,719
5.750%, 8/1/23(m)	200,000	225,816
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	160,000	194,068
MEG Energy Corp.
7.000%, 3/31/24§	60,000	51,372
NGL Energy Partners LP
7.500%, 11/1/23	115,000	114,425
ONGC Videsh Vankorneft Pte. Ltd.
3.750%, 7/27/26(m)	700,000	699,525
Peabody Energy Corp.
6.000%, 3/31/22§	115,000	119,025
Petrobras Global Finance BV
7.375%, 1/17/27	200,000	220,250
7.250%, 3/17/44	300,000	313,200
Petroleos Mexicanos
6.750%, 9/21/47	35,000	37,254
Phillips 66
5.875%, 5/1/42	69,000	84,751
Reliance Holding USA, Inc.
5.400%, 2/14/22(m)	500,000	549,444
Sanchez Energy Corp.
6.125%, 1/15/23(x)	175,000	150,500
Seven Generations Energy Ltd.
5.375%, 9/30/25(b)§	80,000	80,384
Sinopec Group Overseas Development 2016 Ltd.
2.750%, 9/29/26(m)	700,000	666,656
SM Energy Co.
5.000%, 1/15/24	125,000	117,500
Transportadora de Gas del Peru SA
4.250%, 4/30/28(m)	600,000	622,500
Valero Energy Corp.
6.625%, 6/15/37	70,000	87,777
Williams Partners LP
3.750%, 6/15/27	80,000	80,134

		8,411,922

Total Energy		8,639,726

Financials (7.2%)
Banks (4.0%)
Australia & New Zealand Banking Group Ltd.
4.875%, 1/12/21§	100,000	108,094
Banco de Costa Rica
5.250%, 8/12/18(m)	200,000	203,250
Banco de Credito del Perunama
2.250%, 10/25/19(m)	500,000	500,500
5.375%, 9/16/20(m)	100,000	109,000
Banco de Credito e Inversiones
4.000%, 2/11/23(m)	200,000	210,540
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23§	200,000	210,175
Banco del Estado de Chile
4.125%, 10/7/20(m)	200,000	211,000
3.875%, 2/8/22(m)	150,000	158,700
Banco Internacional del Peru SAA
5.750%, 10/7/20(m)	500,000	546,550
Banco Nacional de Comercio Exterior SNC
4.375%, 10/14/25(m)(x)	500,000	521,250
Banco Santander Chile
3.875%, 9/20/22(m)	150,000	157,498
Bank of America Corp.
2.503%, 10/21/22	120,000	118,691
(USD 3 Month LIBOR + 1.02%), 2.881%, 4/24/23(k)	105,000	104,953
Bank of Montreal
1.900%, 8/27/21	210,000	207,202
BBVA Banco Continental SA
5.000%, 8/26/22(m)	100,000	109,000
BDO Unibank, Inc.
2.625%, 10/24/21	150,000	149,063
Citigroup, Inc.
(USD 3 Month LIBOR + 1.10%), 2.414%, 5/17/24(k)	355,000	356,782
Commonwealth Bank of Australia
2.750%, 3/10/22§	240,000	243,062
Corp. Financiera de Desarrollo SA
4.750%, 7/15/25(m)	300,000	322,500
DBS Group Holdings Ltd.
(USD 3 Month LIBOR + 0.62%), 1.934%, 7/25/22(k)§	600,000	601,680
1.934%, 7/25/22	300,000	300,840
Global Bank Corp.
4.500%, 10/20/21(m)	600,000	614,100
Industrial Senior Trust
5.500%, 11/1/22(m)	300,000	303,375
Itau CorpBanca
3.875%, 9/22/19(m)	700,000	721,700
JPMorgan Chase & Co.
2.972%, 1/15/23	145,000	146,597
4.250%, 10/1/27	135,000	142,225
Malayan Banking Bhd.
(5-Year Swap Rate + 2.54%), 3.905%, 10/29/26(k)(m)	200,000	205,753
MUFG Americas Holdings Corp.
2.250%, 2/10/20	165,000	165,508
Oversea-Chinese Banking Corp. Ltd.
(5-Year Swap Rate + 2.20%), 4.000%, 10/15/24(k)(m)	400,000	409,080
Royal Bank of Scotland Group plc
(USD 3 Month LIBOR + 1.48%), 3.498%, 5/15/23(k)	260,000	261,638
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	65,000	66,052
2.058%, 7/14/21	230,000	226,011
United Overseas Bank Ltd.
(5-Year Swap Rate + 2.24%), 3.500%, 9/16/26(k)(m)	600,000	610,729
Wells Fargo & Co.
3.069%, 1/24/23	210,000	213,703
(USD 3 Month LIBOR + 1.31%), 3.584%, 5/22/28(k)	165,000	167,076

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Westpac Banking Corp.
2.600%, 11/23/20	$60,000	$60,962
2.000%, 8/19/21	150,000	148,140
2.500%, 6/28/22	15,000	14,967

		9,927,946

Capital Markets (0.7%)
Goldman Sachs Group, Inc. (The)
3.000%, 4/26/22	85,000	85,942
(USD 3 Month LIBOR + 1.05%), 2.908%, 6/5/23(k)	125,000	125,088
Israel Electric Corp. Ltd.
5.000%, 11/12/24(m)	300,000	324,750
Morgan Stanley
2.750%, 5/19/22	165,000	165,958
(USD 3 Month LIBOR + 1.34%), 3.591%, 7/22/28(k)	180,000	180,591
S&P Global, Inc.
4.400%, 2/15/26	30,000	32,282
Temasek Financial I Ltd.
2.375%, 1/23/23(m)	800,000	800,725

		1,715,336

Consumer Finance (0.5%)
Ally Financial, Inc.
4.125%, 3/30/20	180,000	185,175
American Express Co.
2.500%, 8/1/22	140,000	139,975
American Express Credit Corp.
2.700%, 3/3/22	225,000	227,919
Discover Financial Services
4.100%, 2/9/27	220,000	223,438
General Motors Financial Co., Inc.
3.950%, 4/13/24	245,000	249,722
Synchrony Financial
3.000%, 8/15/19	235,000	238,902

		1,265,131

Diversified Financial Services (1.4%)
ASP AMC Merger Sub, Inc.
8.000%, 5/15/25§	145,000	139,562
CK Hutchison International 17 Ltd.
2.875%, 4/5/22(m)	200,000	201,506
2.875%, 4/5/22(b)§	200,000	201,506
3.500%, 4/5/27§	300,000	304,405
Fondo MIVIVIENDA SA
3.500%, 1/31/23(m)	150,000	153,188
3.500%, 1/31/23§	150,000	153,187
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	383,871	323,411
National Rural Utilities Cooperative Finance Corp.
2.000%, 1/27/20	55,000	55,123
Petronas Capital Ltd.
3.500%, 3/18/25(m)(x)	500,000	515,626
Petronas Global Sukuk Ltd.
2.707%, 3/18/20(m)	200,000	201,634
SPARC EM SPC Panama Metro Line 2 SP
(Zero Coupon), 12/5/22§	1,000,000	909,625
(Zero Coupon), 12/5/22	300,000	272,888
Tempo Acquisition LLC
6.750%, 6/1/25§	115,000	116,150

		3,547,811

Insurance (0.6%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	125,000	132,188
AssuredPartners, Inc.
7.000%, 8/15/25§	140,000	143,413
Athene Global Funding
3.000%, 7/1/22(x)§	175,000	174,079
Brighthouse Financial, Inc.
3.700%, 6/22/27§	180,000	176,658
Liberty Mutual Group, Inc.
6.500%, 5/1/42§	215,000	278,423
New York Life Global Funding
2.300%, 6/10/22§	65,000	64,696
2.900%, 1/17/24§	105,000	106,217
NFP Corp.
6.875%, 7/15/25§	115,000	116,725
Nuveen Finance LLC
2.950%, 11/1/19§	170,000	173,078

		1,365,477

Total Financials		17,821,701

Health Care (1.1%)
Biotechnology (0.1%)
AbbVie, Inc.
4.700%, 5/14/45	176,000	192,125

Health Care Equipment & Supplies (0.3%)
Avantor, Inc.
6.000%, 10/1/24(b)§	70,000	71,575
9.000%, 10/1/25(b)§	70,000	71,491
Becton Dickinson and Co.
2.894%, 6/6/22	260,000	260,988
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	325,000	328,042

		732,096

Health Care Providers & Services (0.4%)
Anthem, Inc.
2.300%, 7/15/18	160,000	160,564
Cardinal Health, Inc.
4.368%, 6/15/47	170,000	171,929
Centene Corp.
4.750%, 1/15/25	125,000	129,531
CHS/Community Health Systems, Inc.
6.250%, 3/31/23	115,000	113,563
Express Scripts Holding Co.
3.400%, 3/1/27(x)	175,000	172,058
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	130,000	139,750
Tenet Healthcare Corp.
8.125%, 4/1/22	105,000	106,838
Universal Hospital Services, Inc.
7.625%, 8/15/20	115,000	116,725

		1,110,958

Pharmaceuticals (0.3%)
Allergan Funding SCS
2.350%, 3/12/18	169,000	169,518
AstraZeneca plc
2.375%, 11/16/20	80,000	80,332
2.375%, 6/12/22	85,000	84,035
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	175,000	173,837
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	35,000	34,103

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23(x)	$180,000	$172,390

		714,215

Total Health Care		2,749,394

Industrials (2.3%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
6.875%, 3/15/39	120,000	173,951
Lockheed Martin Corp.
4.700%, 5/15/46	245,000	273,927
Triumph Group, Inc.
7.750%, 8/15/25§	85,000	89,462

		537,340

Air Freight & Logistics (0.1%)
FedEx Corp.
4.750%, 11/15/45	185,000	201,592

Airlines (0.1%)
Delta Air Lines, Inc.
3.625%, 3/15/22	130,000	133,406
Guanay Finance Ltd.
6.000%, 12/15/20(m)	171,383	175,452
United Continental Holdings, Inc.
4.250%, 10/1/22	30,000	30,189

		339,047

Commercial Services & Supplies (0.1%)
Multi-Color Corp.
4.875%, 11/1/25(b)§	10,000	10,110
Prime Security Services Borrower LLC
9.250%, 5/15/23§	125,000	137,950
Waste Management, Inc.
4.100%, 3/1/45	145,000	151,531

		299,591

Construction & Engineering (0.5%)
Aeropuerto Internacional de Tocumen SA
5.750%, 10/9/23	199,077	218,110
Aeropuertos Argentina 2000 SA
6.875%, 2/1/27§	150,000	160,275
Mexico City Airport Trust
4.250%, 10/31/26§	500,000	512,806
SBA Tower Trust
3.168%, 4/11/22§	250,000	249,683

		1,140,874

Machinery (0.0%)
BlueLine Rental Finance Corp.
9.250%, 3/15/24§	110,000	118,525

Road & Rail (0.7%)
Autoridad del Canal de Panama
4.950%, 7/29/35(m)	200,000	221,025
Burlington Northern Santa Fe LLC
4.550%, 9/1/44	195,000	216,590
CSX Corp.
3.800%, 11/1/46	215,000	205,680
DAE Funding LLC
5.000%, 8/1/24§	120,000	123,000
Empresa de Transporte de Pasajeros Metro SA
5.000%, 1/25/47§	300,000	329,625
Lima Metro Line 2 Finance Ltd.
5.875%, 7/5/34§	500,000	551,875
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	110,000	115,214

		1,763,009

Transportation Infrastructure (0.6%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22	400,000	410,859
4.000%, 7/30/27§	250,000	249,202
Korea Expressway Corp.
(USD 3 Month LIBOR + 0.70%), 2.007%, 4/20/20(k)§	250,000	249,696
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	223,691
3.625%, 4/28/26§	225,000	228,021

		1,361,469

Total Industrials		5,761,447

Information Technology (1.0%)
Communications Equipment (0.3%)
Axiata SPV2 Bhd.
3.466%, 11/19/20(m)	600,000	613,815
CB Escrow Corp.
8.000%, 10/15/25(b)§	30,000	30,189
Riverbed Technology, Inc.
8.875%, 3/1/23(b)§	75,000	71,625

		715,629

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.875%, 1/12/28	90,000	89,836

Internet Software & Services (0.1%)
eBay, Inc.
2.750%, 1/30/23	170,000	169,195
GTT Communications, Inc.
7.875%, 12/31/24§	90,000	95,625

		264,820

IT Services (0.0%)
Fidelity National Information Services, Inc.
3.625%, 10/15/20	26,000	27,035

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.350%, 4/1/47	80,000	85,566
Broadcom Corp.
3.625%, 1/15/24§	95,000	97,625
Maxim Integrated Products, Inc.
3.450%, 6/15/27	90,000	90,552

		273,743

Software (0.4%)
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	100,000	113,000
Informatica LLC
7.125%, 7/15/23§	115,000	116,150
Microsoft Corp.
4.450%, 11/3/45	145,000	162,447
Oracle Corp.
4.125%, 5/15/45	145,000	150,907
Solera LLC
10.500%, 3/1/24§	45,000	51,188
Sophia LP
9.000%, 9/30/23§	110,000	113,850
VMware, Inc.
2.950%, 8/21/22	335,000	337,169

		1,044,711

Total Information Technology		2,415,774

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.5%)
Chemicals (0.2%)
Ashland LLC
4.750%, 8/15/22	$135,000	$143,100
Grupo Idesa SA de CV
7.875%, 12/18/20(m)	200,000	197,750
Hexion, Inc.
10.375%, 2/1/22§	145,000	138,475

		479,325

Containers & Packaging (0.1%)
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	110,000	114,125
International Paper Co.
3.000%, 2/15/27	95,000	92,123

		206,248

Metals & Mining (0.1%)
Signode Industrial Group Lux SA
6.375%, 5/1/22§	90,000	93,150
Vale Overseas Ltd.
5.875%, 6/10/21	125,000	136,512

		229,662

Paper & Forest Products (0.1%)
Georgia-Pacific LLC
3.600%, 3/1/25§	340,000	353,227

Total Materials		1,268,462

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)
3.375%, 10/15/26	300,000	295,047
3.550%, 7/15/27	175,000	173,086
Boston Properties LP (REIT)
4.125%, 5/15/21	65,000	68,999
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	300,000	300,644
3.650%, 9/1/27	180,000	179,912
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	300,000	302,894
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	115,000	119,025
MPT Operating Partnership LP (REIT)
5.000%, 10/15/27	140,000	143,332
SBA Communications Corp. (REIT)
4.000%, 10/1/22(b)§	55,000	55,275

		1,638,214

Real Estate Management & Development (0.1%)
Celulosa Arauco y Constitucion SA
5.000%, 1/21/21	100,000	106,119
4.750%, 1/11/22	100,000	105,624

		211,743

Total Real Estate		1,849,957

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
3.800%, 3/1/24	160,000	164,289
British Telecommunications plc
5.950%, 1/15/18	355,000	359,299
CCO Holdings LLC
5.000%, 2/1/28§	95,000	94,791
Cincinnati Bell, Inc.
7.000%, 7/15/24§	115,000	112,700
Frontier Communications Corp.
8.500%, 4/15/20(x)	110,000	106,700
Ooredoo International Finance Ltd.
3.875%, 1/31/28(m)(x)	700,000	703,500
Orange SA
2.750%, 2/6/19	200,000	202,405
SingTel Group Treasury Pte. Ltd.
4.500%, 9/8/21(m)	388,000	416,927
Telesat Canada
8.875%, 11/15/24§	105,000	118,650
Verizon Communications, Inc.
4.400%, 11/1/34	175,000	175,350

		2,454,611

Wireless Telecommunication Services (0.5%)
America Movil SAB de CV
5.000%, 3/30/20	100,000	107,200
Bharti Airtel International Netherlands BV
5.125%, 3/11/23	400,000	422,263
Bharti Airtel Ltd.
4.375%, 6/10/25(m)	400,000	405,361
Digicel Group Ltd.
7.125%, 4/1/22(m)	250,000	227,187

		1,162,011

Total Telecommunication Services		3,616,622

Utilities (1.9%)
Electric Utilities (1.3%)
Celeo Redes Operacion Chile SA
5.200%, 6/22/47§	250,000	253,204
Duke Energy Corp.
3.150%, 8/15/27	300,000	297,375
3.750%, 9/1/46	50,000	48,539
3.950%, 8/15/47	75,000	74,416
Duke Energy Progress LLC
4.150%, 12/1/44	65,000	69,115
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	342,174
Engie Energia Chile SA
5.625%, 1/15/21(m)	300,000	328,122
Exelon Corp.
3.400%, 4/15/26	345,000	347,015
Fortis, Inc.
2.100%, 10/4/21	185,000	181,025
ITC Holdings Corp.
3.250%, 6/30/26	600,000	592,668
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	85,000	87,140
NextEra Energy Operating Partners LP
4.500%, 9/15/27(b)§	145,000	147,537
Southern Co. (The)
2.450%, 9/1/18	95,000	95,661
1.850%, 7/1/19	185,000	184,512
Virginia Electric & Power Co. Series A
3.500%, 3/15/27	300,000	308,494

		3,356,997

Independent Power and Renewable Electricity Producers (0.2%)
Colbun SA
6.000%, 1/21/20(m)	400,000	433,996
NRG Energy, Inc.
7.250%, 5/15/26	55,000	59,125

		493,121

Multi-Utilities (0.4%)
Ameren Corp.
3.650%, 2/15/26	350,000	358,826

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Berkshire Hathaway Energy Co.
6.500%, 9/15/37	$221,000	$296,093
DTE Energy Co.
2.850%, 10/1/26	300,000	287,572

		942,491

Total Utilities		4,792,609

Total Corporate Bonds		55,474,001

Foreign Government Securities (3.5%)
Banco Latinoamericano de Comercio Exterior SA
3.250%, 5/7/20(m)	150,000	153,375
Dominican Republic
5.950%, 1/25/27(m)	200,000	214,500
5.950%, 1/25/27§	100,000	107,250
Export-Import Bank of India
4.000%, 1/14/23(m)	500,000	523,823
Federative Republic of Brazil
5.625%, 1/7/41	250,000	252,750
Malaysia Sovereign Sukuk Bhd.
3.043%, 4/22/25(m)	300,000	301,093
Malaysia Sukuk Global Bhd.
3.179%, 4/27/26(m)	250,000	252,627
Perusahaan Penerbit SBSN Indonesia III
4.150%, 3/29/27(m)	200,000	206,212
4.150%, 3/29/27§	600,000	618,636
Republic of Argentina
6.875%, 1/26/27	250,000	270,125
Republic of Chile
3.125%, 3/27/25(x)	200,000	205,900
3.125%, 1/21/26	800,000	822,800
3.860%, 6/21/47	200,000	203,500
Republic of Costa Rica
9.995%, 8/1/20(m)	200,000	233,000
Republic of Indonesia
4.875%, 5/5/21(m)	200,000	215,538
Republic of Panama
4.000%, 9/22/24	300,000	320,250
3.875%, 3/17/28	500,000	523,750
Republic of Philippines
4.200%, 1/21/24	1,000,000	1,096,980
3.700%, 2/2/42	200,000	199,776
State of Israel
3.150%, 6/30/23	200,000	207,000
2.875%, 3/16/26	400,000	403,500
United Mexican States
4.000%, 10/2/23	196,000	207,172
4.125%, 1/21/26	500,000	526,750
4.150%, 3/28/27	400,000	420,800
4.750%, 3/8/44	150,000	154,725

Total Foreign Government Securities		8,641,832

Mortgage-Backed Securities (3.9%)
FHLMC
3.000%, 7/1/45	817,021	820,915
3.000%, 8/1/45	1,234,914	1,240,799
FNMA
3.000%, 4/1/45	1,068,107	1,063,768
3.000%, 9/1/46	2,431,710	2,440,829
3.500%, 12/1/46	3,937,110	4,060,759

Total Mortgage-Backed Securities		9,627,070

Municipal Bond (0.0%)
North Texas Municipal Water District, Revenue Bonds
5.000%, 9/1/35	60,000	70,968

Total Municipal Bond		70,968

U.S. Treasury Obligations (31.5%)
U.S. Treasury Bonds
2.750%, 11/15/42	5,025,000	4,961,795
2.875%, 8/15/45	3,140,000	3,155,455
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/22 TIPS	1,087,063	1,087,199
U.S. Treasury Notes
1.000%, 5/15/18	600,000	599,121
0.750%, 10/31/18	9,280,000	9,217,831
1.750%, 12/31/20	450,000	450,844
2.250%, 3/31/21	6,260,000	6,371,506
2.000%, 8/31/21	6,580,000	6,631,406
1.750%, 11/30/21	8,000,000	7,972,813
1.750%, 3/31/22	7,230,000	7,188,767
1.500%, 2/28/23	365,000	355,690
1.250%, 7/31/23	14,500,000	13,870,723
1.875%, 8/31/24	6,850,000	6,726,393
1.625%, 5/15/26	310,000	294,040
2.375%, 5/15/27	3,410,000	3,424,386
2.250%, 8/15/27	6,000,000	5,959,687

Total U.S. Treasury Obligations		78,267,656

Total Long-Term Debt Securities (84.8%) (Cost $209,127,825)		210,584,551

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Amplify Energy Corp.*	396	4,059
SandRidge Energy, Inc.*	108	2,170

		6,229

Total Common Stocks (0.0%) (Cost $8,335)		6,229

INVESTMENT COMPANY:
DoubleLine Floating Rate Fund‡
Total Investment Companies (1.4%) (Cost $3,583,621)	359,772	3,565,337

SHORT-TERM INVESTMENTS:
Investment Company (20.3%)
JPMorgan Prime Money Market Fund, IM Shares	50,558,671	50,573,839

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $150,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $153,000.(xx)	$150,000	$150,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $200,027, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $204,109.(xx)	200,000	200,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $200,018, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $204,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $82,640, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $84,284.(xx)	82,631	82,631
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $200,020, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $204,001.(xx)	200,000	200,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $200,020, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $204,001.(xx)	200,000	200,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $446,806, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $455,702.(xx)	446,767	446,767
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $102,078.(xx)	100,000	100,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $510,015.(xx)	500,000	500,000

Total Repurchase Agreements		2,179,398

U.S. Treasury Obligations (2.6%)
U.S. Treasury Bills
0.96%, 12/7/17(p)	3,610,000	3,603,465
1.14%, 3/8/18(p)	2,870,000	2,855,638

Total U.S. Treasury Obligations		6,459,103

Total Short-Term Investments (23.8%) (Cost $59,212,718)		59,212,340

Total Investments (110.0%) (Cost $271,932,499)		273,368,457
Other Assets Less Liabilities (-10.0%)		(24,877,070)

Net Assets (100%)		$248,491,387

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2017, the market value of these securities amounted to $36,133,852 or 14.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2017, the market value of these securities amounted to $1,907,468 or 0.8% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2017. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2017.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $19,959,168 or 8.0% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $2,129,735. This was secured by cash collateral of $2,179,398 which was subsequently invested in joint repurchase agreements with a total value of $2,179,398, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2017.

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Glossary:

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

LIBOR — London Interbank Offered Rate

IO — Interest Only

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.2%
Australia	0.6
Belgium	0.0 #
Brazil	0.8
Canada	0.7
Cayman Islands	4.4
Chile	1.9
China	0.9
Costa Rica	0.2
Dominican Republic	0.2
France	0.1
Guatemala	0.1
Hong Kong	0.3
India	1.8
Indonesia	0.4
Ireland	0.1
Israel	0.5
Jamaica	0.1
Japan	0.1
Malaysia	1.0
Mexico	1.2
Panama	0.8
Peru	1.4
Philippines	0.6
Qatar	0.3
Singapore	1.3
South Korea	0.1
United Arab Emirates	0.0 #
United Kingdom	0.5
United States	89.4
Cash and Other	(10.0)

100.0%

#	Less than 0.05%

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
DoubleLine Floating Rate Fund	359,772	970,911	2,600,000	—	—	(5,574)	3,565,337	68,457	—

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$16,543,187	$—	$16,543,187
Collateralized Mortgage Obligations	—	34,003,529	—	34,003,529
Commercial Mortgage-Backed
Securities	—	7,956,308	—	7,956,308
Common Stocks
Energy	6,229	—	—	6,229
Corporate Bonds
Consumer Discretionary	—	3,936,842	—	3,936,842
Consumer Staples	—	2,621,467	—	2,621,467
Energy	—	8,639,726	—	8,639,726
Financials	—	17,821,701	—	17,821,701
Health Care	—	2,749,394	—	2,749,394
Industrials	—	5,761,447	—	5,761,447
Information Technology	—	2,415,774	—	2,415,774
Materials	—	1,268,462	—	1,268,462
Real Estate	—	1,849,957	—	1,849,957
Telecommunication Services	—	3,616,622	—	3,616,622
Utilities	—	4,792,609	—	4,792,609
Foreign Government Securities	—	8,641,832	—	8,641,832
Investment Companies	3,565,337	—	—	3,565,337
Mortgage-Backed Securities	—	9,627,070	—	9,627,070
Municipal Bonds	—	70,968	—	70,968
Short-Term Investments
Investment Companies	50,573,839	—	—	50,573,839
Repurchase Agreements	—	2,179,398	—	2,179,398
U.S. Treasury Obligations	—	6,459,103	—	6,459,103
U.S. Treasury Obligations	—	78,267,656	—	78,267,656

Total Assets	$54,145,405	$219,223,052	$—	$273,368,457

Total Liabilities	$—	$—	$—	$—

Total	$54,145,405	$219,223,052	$—	$273,368,457

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,188,936
Aggregate gross unrealized depreciation	(777,758)

Net unrealized appreciation	$1,411,178

Federal income tax cost of investment securities and derivative instruments, if applicable	$271,957,279

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.5%)
Automobiles (2.0%)
General Motors Co.	309,913	$12,514,287

Hotels, Restaurants & Leisure (0.8%)
Las Vegas Sands Corp.	79,605	5,107,457

Household Durables (1.2%)
DR Horton, Inc.	111,860	4,466,570
Tupperware Brands Corp.	42,805	2,646,205

		7,112,775

Media (2.1%)
Interpublic Group of Cos., Inc. (The)	309,907	6,442,966
Walt Disney Co. (The)	65,000	6,407,050

		12,850,016

Specialty Retail (1.4%)
Best Buy Co., Inc.	148,209	8,441,985

Total Consumer Discretionary		46,026,520

Consumer Staples (8.1%)
Beverages (0.7%)
PepsiCo, Inc.	39,980	4,454,971

Food & Staples Retailing (3.0%)
CVS Health Corp.	76,233	6,199,267
Wal-Mart Stores, Inc.	151,654	11,850,244

		18,049,511

Household Products (2.9%)
Colgate-Palmolive Co.	70,000	5,099,500
Kimberly-Clark Corp.	51,517	6,062,521
Procter & Gamble Co. (The)	73,000	6,641,540

		17,803,561

Tobacco (1.5%)
Altria Group, Inc.	147,000	9,322,740

Total Consumer Staples		49,630,783

Energy (11.1%)
Oil, Gas & Consumable Fuels (11.1%)
Andeavor	53,718	5,541,012
Chevron Corp.	56,000	6,580,000
ConocoPhillips	260,786	13,052,339
Exxon Mobil Corp.	251,000	20,576,980
Occidental Petroleum Corp.	64,249	4,125,428
Statoil ASA (ADR)	164,930	3,313,444
Valero Energy Corp.	140,534	10,811,281
Williams Cos., Inc. (The)	144,825	4,346,198

Total Energy		68,346,682

Financials (25.5%)
Banks (17.1%)
Bank of America Corp.	811,045	20,551,880
Citigroup, Inc.	167,182	12,160,819
Citizens Financial Group, Inc.	118,632	4,492,594
JPMorgan Chase & Co.	282,579	26,989,120
KeyCorp	375,000	7,057,500
PNC Financial Services Group, Inc. (The)	65,698	8,854,119
SunTrust Banks, Inc.	170,283	10,177,815
Wells Fargo & Co.	270,000	14,890,500

		105,174,347

Capital Markets (2.3%)
Ameriprise Financial, Inc.	22,583	3,353,802
Morgan Stanley	221,066	10,648,749

		14,002,551

Diversified Financial Services (2.3%)
Berkshire Hathaway, Inc., Class B*	78,000	14,298,960

Insurance (3.8%)
MetLife, Inc.	169,248	8,792,434
Prudential Financial, Inc.	105,117	11,176,039
XL Group Ltd.	85,345	3,366,860

		23,335,333

Total Financials		156,811,191

Health Care (12.7%)
Biotechnology (1.6%)
Amgen, Inc.	53,614	9,996,330

Health Care Equipment & Supplies (1.0%)
Hill-Rom Holdings, Inc.	77,387	5,726,638

Health Care Providers & Services (4.2%)
Cardinal Health, Inc.	96,319	6,445,668
Quest Diagnostics, Inc.	83,675	7,835,327
UnitedHealth Group, Inc.	59,545	11,661,888

		25,942,883

Pharmaceuticals (5.9%)
Allergan plc	17,296	3,544,815
Eli Lilly & Co.	91,923	7,863,093
Merck & Co., Inc.	219,236	14,037,681
Pfizer, Inc.	307,411	10,974,573

		36,420,162

Total Health Care		78,086,013

Industrials (8.6%)
Aerospace & Defense (2.5%)
L3 Technologies, Inc.	41,822	7,880,519
Northrop Grumman Corp.	27,000	7,768,440

		15,648,959

Airlines (0.8%)
Alaska Air Group, Inc.	64,467	4,916,898

Machinery (2.8%)
Cummins, Inc.	36,384	6,113,604
Oshkosh Corp.	133,675	11,033,534

		17,147,138

Road & Rail (1.5%)
Union Pacific Corp.	77,573	8,996,141

Trading Companies & Distributors (1.0%)
WW Grainger, Inc.(x)	34,908	6,274,713

Total Industrials		52,983,849

Information Technology (9.9%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	62,341	2,096,528

IT Services (3.5%)
Alliance Data Systems Corp.	18,835	4,172,894
CSRA, Inc.	190,000	6,131,300
DST Systems, Inc.	126,000	6,914,880
DXC Technology Co.	53,027	4,553,959

		21,773,033

Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	241,305	9,188,894

Software (1.1%)
Microsoft Corp.	86,406	6,436,383

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (3.5%)
Apple, Inc.	38,634	$5,954,272
Western Digital Corp.	108,198	9,348,307
Xerox Corp.	177,440	5,906,978

		21,209,557

Total Information Technology		60,704,395

Materials (2.5%)
Chemicals (2.5%)
Huntsman Corp.	305,664	8,381,307
LyondellBasell Industries NV, Class A	73,174	7,247,885

Total Materials		15,629,192

Real Estate (4.7%)
Equity Real Estate Investment Trusts (REITs) (4.0%)
Apartment Investment & Management Co. (REIT), Class A	143,809	6,307,463
Digital Realty Trust, Inc. (REIT)	81,000	9,584,730
Sun Communities, Inc. (REIT)	104,000	8,910,720

		24,802,913

Real Estate Management & Development (0.7%)
Realogy Holdings Corp.	133,900	4,412,005

Total Real Estate		29,214,918

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	242,633	9,503,935
Verizon Communications, Inc.	46,092	2,281,093

Total Telecommunication Services		11,785,028

Utilities (5.0%)
Electric Utilities (2.9%)
Entergy Corp.	136,001	10,385,036
Exelon Corp.	200,000	7,534,000

		17,919,036

Multi-Utilities (2.1%)
Ameren Corp.	106,015	6,131,908
Public Service Enterprise Group, Inc.	150,000	6,937,500

		13,069,408

Total Utilities		30,988,444

Total Common Stocks (97.5%) (Cost $465,405,364)		600,207,015

MASTER LIMITED PARTNERSHIP:
Financials (1.1%)
Capital Markets (1.1%)
Apollo Global Management LLC, Class A (Cost $5,466,950)	221,957	6,680,906

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.4%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $750,100, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $765,408.(xx)	$750,000	750,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $135,351, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $138,046.(xx)	135,339	135,339
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $300,026, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $306,233.(xx)	300,000	300,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $1,000,204, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $1,020,002.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		2,185,339

Total Short-Term Investments (0.4%) (Cost $2,185,339)		2,185,339

Total Investments (99.0%) (Cost $473,057,653)		609,073,260
Other Assets Less Liabilities (1.0%)		6,309,222

Net Assets (100%)		$615,382,482

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $2,137,767. This was secured by cash collateral of $2,185,339 which was subsequently invested in joint repurchase agreements with a total value of $2,185,339, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$46,026,520	$—	$—	$46,026,520
Consumer Staples	49,630,783	—	—	49,630,783
Energy	68,346,682	—	—	68,346,682
Financials	156,811,191	—	—	156,811,191
Health Care	78,086,013	—	—	78,086,013
Industrials	52,983,849	—	—	52,983,849
Information Technology	60,704,395	—	—	60,704,395
Materials	15,629,192	—	—	15,629,192
Real Estate	29,214,918	—	—	29,214,918
Telecommunication Services	11,785,028	—	—	11,785,028
Utilities	30,988,444	—	—	30,988,444
Master Limited Partnerships
Financials	6,680,906	—	—	6,680,906
Short-Term Investments
Repurchase Agreements	—	2,185,339	—	2,185,339

Total Assets	$606,887,921	$2,185,339	$—	$609,073,260

Total Liabilities	$—	$—	$—	$—

Total	$606,887,921	$2,185,339	$—	$609,073,260

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$140,860,881
Aggregate gross unrealized depreciation	(4,662,471)

Net unrealized appreciation	$136,198,410

Federal income tax cost of investment securities and derivative instruments, if applicable	$472,874,850

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.0%)
Hotels, Restaurants & Leisure (1.0%)
Belmond Ltd., Class A*	38,000	$518,700
Bob Evans Farms, Inc.	18,200	1,410,682
Dover Motorsports, Inc.	79,000	161,950
Eldorado Resorts, Inc.(x)*	6,000	153,900
NYX Gaming Group Ltd.*	118,000	223,186

		2,468,418

Household Durables (1.3%)
Lennar Corp., Class B	28,000	1,262,240
Nobility Homes, Inc.	8,000	142,800
Sony Corp. (ADR)(x)	46,000	1,717,640

		3,122,680

Media (13.6%)
AH Belo Corp., Class A	50,000	230,000
AMC Networks, Inc., Class A*	3,500	204,645
Beasley Broadcast Group, Inc., Class A	47,500	555,750
Clear Channel Outdoor Holdings, Inc., Class A	382,036	1,776,467
DISH Network Corp., Class A*	14,000	759,220
EW Scripps Co. (The), Class A*	161,000	3,076,710
Interpublic Group of Cos., Inc. (The)	75,000	1,559,250
Liberty Broadband Corp., Class A*	250	23,545
Liberty Broadband Corp., Class C*	353	33,641
Liberty Global plc, Class A*	15,000	508,650
Liberty Global plc, Class C*	23,000	752,100
Liberty Global plc LiLAC, Class A(x)*	9,000	213,840
Liberty Global plc LiLAC, Class C*	15,000	349,500
Liberty Media Corp.-Liberty Braves, Class C*	3,005	75,936
Liberty Media Corp-Liberty Braves, Class A*	3,000	76,110
Loral Space & Communications, Inc.*	21,579	1,068,161
Salem Media Group, Inc.	12,800	84,480
Scripps Networks Interactive, Inc., Class A	50,000	4,294,500
Sky plc	190,000	2,329,590
Telegraaf Media Groep NV (CVA)*	3,000	19,501
Telenet Group Holding NV*	30,000	1,984,883
Time Warner, Inc.	74,000	7,581,300
Tribune Media Co., Class A	127,080	5,192,489
tronc, Inc.*	2,000	29,060

		32,779,328

Textiles, Apparel & Luxury Goods (0.1%)
Jimmy Choo plc*	55,000	169,141

Total Consumer Discretionary		38,539,567

Consumer Staples (3.8%)
Beverages (0.1%)
National Beverage Corp.(x)	1,000	124,050

Food & Staples Retailing (0.5%)
Rite Aid Corp.(x)*	635,000	1,244,600

Food Products (3.1%)
GrainCorp Ltd., Class A	52,000	332,837
Hershey Co. (The)	3,300	360,261
Mondelez International, Inc., Class A	25,000	1,016,500
Parmalat SpA	850,000	3,114,306
Premier Foods plc*	1,420,000	799,176
Snyder’s-Lance, Inc.	8,000	305,120
Tootsie Roll Industries, Inc.(x)	40,000	1,520,000

		7,448,200

Personal Products (0.1%)
Avon Products, Inc.*	115,000	267,950

Total Consumer Staples		9,084,800

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Alvopetro Energy Ltd.*	295,000	52,013
Etablissements Maurel et Prom*	200	889
Gulf Coast Ultra Deep Royalty Trust*	400,000	18,000
Noble Energy, Inc.	47,999	1,361,252
Rice Energy, Inc.*	7,000	202,580
Whiting Petroleum Corp.*	50,000	273,000

Total Energy		1,907,734

Financials (2.0%)
Banks (1.4%)
BB&T Corp.	15,000	704,100
Flushing Financial Corp.	62,000	1,842,640
Sterling Bancorp	30,000	739,500

		3,286,240

Capital Markets (0.0%)
BKF Capital Group, Inc.*	1,200	10,200

Diversified Financial Services (0.3%)
Kinnevik AB, Class B	20,000	652,187

Insurance (0.3%)
Aspen Insurance Holdings Ltd.	3,000	121,200
Fidelity & Guaranty Life(x)	20,000	621,000
Novae Group plc	500	4,784
Topdanmark A/S*	1,000	39,341

		786,325

Thrifts & Mortgage Finance (0.0%)
Wolverine Bancorp, Inc.	100	4,300

Total Financials		4,739,252

Health Care (10.6%)
Biotechnology (4.4%)
Grifols SA (ADR)	30,000	656,700
Idorsia Ltd.(x)*	15,000	267,982
Kite Pharma, Inc.*	54,000	9,709,740

		10,634,422

Health Care Equipment & Supplies (1.5%)
Alere, Inc.*	47,000	2,396,530
Contra Innocoll Holdings plc(r)*†	125,000	56,250
Exactech, Inc.*	8,500	280,075
ICU Medical, Inc.*	4,000	743,400
NxStage Medical, Inc.*	2,000	55,200

		3,531,455

Health Care Providers & Services (0.8%)
American Medical Alert Corp(r)*†	140,898	1,057
Chemed Corp.	500	101,025
Humana, Inc.	1,400	341,082
Landauer, Inc.(x)	5,000	336,500
PharMerica Corp.*	41,482	1,215,422

		1,995,086

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	4,500	288,900
Illumina, Inc.*	400	79,680
PAREXEL International Corp.*	1,500	132,120

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
VWR Corp.*	45,000	$1,489,950

		1,990,650

Pharmaceuticals (3.1%)
Akorn, Inc.*	135,000	4,480,650
Allergan plc	10,500	2,151,975
Depomed, Inc.*	38,000	220,020
Mylan NV*	6,500	203,905
Neuroderm Ltd.(x)*	10,000	389,000
SciClone Pharmaceuticals, Inc.*	200	2,240

		7,447,790

Total Health Care		25,599,403

Industrials (12.1%)
Aerospace & Defense (0.8%)
Orbital ATK, Inc.	12,700	1,691,132
Rockwell Collins, Inc.	2,500	326,775

		2,017,907

Air Freight & Logistics (0.1%)
Park-Ohio Holdings Corp.	2,500	114,000

Building Products (0.2%)
Fortune Brands Home & Security, Inc.	5,000	336,150

Commercial Services & Supplies (2.5%)
West Corp.	260,000	6,102,200

Machinery (3.4%)
CIRCOR International, Inc.	5,000	272,150
Haldex AB(x)*	35,000	432,940
Mueller Industries, Inc.	20,000	699,000
Mueller Water Products, Inc., Class A	50,000	640,000
Navistar International Corp.*	120,000	5,288,400
SLM Solutions Group AG(x)*	2,400	100,981
Xylem, Inc.	11,000	688,930

		8,122,401

Road & Rail (1.6%)
Hertz Global Holdings, Inc.(x)*	175,000	3,913,000

Trading Companies & Distributors (2.4%)
Herc Holdings, Inc.*	85,000	4,176,050
Kaman Corp.	30,000	1,673,400

		5,849,450

Transportation Infrastructure (1.1%)
Abertis Infraestructuras SA	135,000	2,728,416
exactEarth Ltd.*	9,101	7,951

		2,736,367

Total Industrials		29,191,475

Information Technology (7.8%)
Communications Equipment (3.1%)
Brocade Communications Systems, Inc.	410,000	4,899,500
Digi International, Inc.*	47,000	498,200
Harris Corp.	15,000	1,975,200

		7,372,900

Electronic Equipment, Instruments & Components (1.3%)
Axis Communications AB	72,800	3,033,594

Internet Software & Services (1.4%)
Bankrate, Inc.*	200,000	2,790,000
Dalenys*	5,300	52,950
MaxPoint Interactive, Inc.*	40,000	555,600

		3,398,550

IT Services (0.8%)
Affecto OYJ	5,000	26,711
MoneyGram International, Inc.*	47,500	765,225
Nets A/S*(m)	45,000	1,164,979

		1,956,915

Semiconductors & Semiconductor Equipment (0.8%)
AIXTRON SE*	22,800	306,930
IXYS Corp.*	16,000	379,200
NXP Semiconductors NV*	11,500	1,300,535

		1,986,665

Software (0.4%)
Dell Technologies, Inc., Class V*	4,043	312,160
Exa Corp.*	11,000	265,980
Silver Spring Networks, Inc.*	30,000	485,100
Synchronoss Technologies, Inc.*	3,000	27,990

		1,091,230

Total Information Technology		18,839,854

Materials (5.3%)
Chemicals (2.3%)
Calgon Carbon Corp.	112,500	2,407,500
Ferro Corp.*	10,000	223,000
International Flavors & Fragrances, Inc.	4,000	571,640
Linde AG	5,000	1,042,731
Monsanto Co.	10,000	1,198,200

		5,443,071

Construction Materials (1.2%)
Polaris Materials Corp.*	2,000	5,386
Vulcan Materials Co.	24,000	2,870,400

		2,875,786

Containers & Packaging (0.6%)
Greif, Inc., Class A	4,000	234,160
Myers Industries, Inc.	55,000	1,152,250

		1,386,410

Metals & Mining (0.9%)
Alamos Gold, Inc., Class A(x)	8,000	54,080
AuRico Metals, Inc.*	8,876	8,884
Dominion Diamond Corp.(x)	39,000	553,020
Handy & Harman Ltd.(x)*	23,020	749,301
Osisko Gold Royalties Ltd.(x)	28,000	361,290
Pan American Silver Corp.	30,000	510,920

		2,237,495

Paper & Forest Products (0.3%)
Norbord, Inc.	21,000	799,607

Total Materials		12,742,369

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
First Potomac Realty Trust (REIT)	4,000	44,560
Parkway, Inc. (REIT)	35,000	806,050
Ryman Hospitality Properties, Inc. (REIT)	75,000	4,686,750

		5,537,360

Real Estate Management & Development (0.1%)
Forestar Group, Inc.(r)*†	11,000	189,200

Total Real Estate		5,726,560

Telecommunication Services (6.5%)
Diversified Telecommunication Services (2.2%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	61,076
Cincinnati Bell, Inc.*	49,000	972,650
Koninklijke KPN NV	100,000	343,342
Level 3 Communications, Inc.*	65,000	3,463,850
Lumos Networks Corp.*	3,000	53,760

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Straight Path Communications, Inc., Class B*	2,000	$361,340

		5,256,018

Wireless Telecommunication Services (4.3%)
Millicom International Cellular SA	46,000	3,027,720
Telephone & Data Systems, Inc.	18,000	502,020
T-Mobile US, Inc.*	70,000	4,316,200
United States Cellular Corp.*	74,000	2,619,600

		10,465,540

Total Telecommunication Services		15,721,558

Utilities (6.5%)
Electric Utilities (3.8%)
PNM Resources, Inc.	22,000	886,600
Westar Energy, Inc.	165,000	8,184,000

		9,070,600

Gas Utilities (1.4%)
National Fuel Gas Co.	48,000	2,717,280
WGL Holdings, Inc.	8,000	673,600

		3,390,880

Independent Power and Renewable Electricity Producers (0.3%)
Alerion Cleanpower SpA	11,000	39,133
Calpine Corp.*	48,305	712,499
TerraForm Global, Inc., Class A*	10,000	47,500

		799,132

Multi-Utilities (0.0%)
Avista Corp.	500	25,885

Water Utilities (1.0%)
Severn Trent plc	80,000	2,329,456

Total Utilities		15,615,953

Total Common Stocks (73.8%) (Cost $165,365,946)		177,708,525

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*†	130,000	—

Total Consumer Discretionary		—

Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
Safeway, Inc. (Casa Ley subsidiary), CVR(r)*†	350,000	189,000
Safeway, Inc. (PDC subsidiary), CVR(r)*†	350,000	5,250

Total Consumer Staples		194,250

Health Care (0.1%)
Biotechnology (0.1%)
Ambit Biosciences Corp., CVR(r)*†	20,000	9,000
Chelsea Therapeutics, Inc., CVR(r)(x)*†	12,000	—
Durata Therapeutics, Inc., CVR(r)*†	20,000	—
Dyax Corp., CVR(r)*†	116,000	96,570
Tobira Therapeutics, Inc., CVR(r)(x)*†	15,000	675

		106,245

Health Care Equipment & Supplies (0.0%)
Synergetics USA, Inc., CVR(r)*†	479,184	68,284
Wright Medical Group NV, CVR,expiring 3/1/19*	5,000	7,750

		76,034

Pharmaceuticals (0.0%)
ADOLOR, CVR(r)*†	40,000	7,800
Omthera Pharmaceuticals, Inc., CVR(r)*†	100	—

		7,800

Total Health Care		190,079

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)(x)*†	320,000	—

Total Information Technology		—

Total Rights (0.2%) (Cost $30,225)		384,329

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Metals & Mining (0.0%)
Hudbay Minerals, Inc., expiring 7/20/18* (Cost $887)	850	238

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (22.6%)
JPMorgan Prime Money Market Fund, IM Shares	54,310,477	54,326,770

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.3%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $510,000.(xx)	$500,000	$500,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $700,093, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $714,381.(xx)	700,000	700,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $600,053, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%,maturing 11/30/18-4/30/21; total market value $612,000.(xx)	600,000	600,000

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $300,031, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $306,001.(xx)	$300,000	$300,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $200,021, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $204,002.(xx)	200,000	200,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $500,050, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $510,003.(xx)	500,000	500,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $700,070, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $714,002.(xx)	700,000	700,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,609,926, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,641,980.(xx)	1,609,784	1,609,784
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $300,026, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $306,233.(xx)	300,000	300,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $400,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $408,311.(xx)	400,000	400,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $1,000,204, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $1,020,002.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $510,015.(xx)	500,000	500,000
RBS Securities, Inc., 1.03%, dated 9/29/17, due 10/6/17, repurchase price $2,000,401, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $2,040,060.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		10,309,784

Total Short-Term Investments (26.9%) (Cost $64,636,737)		64,636,554

Total Investments (100.9%) (Cost $230,033,795)		242,729,646
Other Assets Less Liabilities (-0.9%)		(2,089,425)

Net Assets (100%)		$240,640,221

*	Non-income producing.

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

†	Securities (totaling $623,086 or 0.3% of net assets) held at fair value by management.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $1,164,979 or 0.5% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $ 9,761,666. This was secured by cash collateral of $10,309,784 which was subsequently invested in joint repurchase agreements with a total value of $10,309,784, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

CVR — Contingent Value Right

Country Diversification

As a Percentage of Total Net Assets

Australia	0.2%
Belgium	0.8
Bermuda	0.1
Canada	1.0
China	0.0	#
Denmark	0.5
Finland	0.0	#
France	0.0	#
Germany	0.6
Ireland	0.0	#
Israel	0.2
Italy	1.3
Japan	0.7
Luxembourg	1.3
Netherlands	0.7
Spain	1.4
Sweden	1.7
Switzerland	0.1
United Kingdom	3.4
United States	86.9
Cash and Other	(0.9)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$33,731,702	$4,807,865	$—		$38,539,567
Consumer Staples	4,838,481	4,246,319	—		9,084,800
Energy	1,906,845	889	—		1,907,734
Financials	4,032,740	706,512	—		4,739,252
Health Care	25,274,114	267,982	57,307		25,599,403
Industrials	25,929,138	3,262,337	—		29,191,475
Information Technology	14,254,690	4,585,164	—		18,839,854
Materials	11,699,638	1,042,731	—		12,742,369
Real Estate	5,537,360	—	189,200		5,726,560
Telecommunication Services	15,317,140	404,418	—		15,721,558
Utilities	13,247,364	2,368,589	—		15,615,953
Rights
Consumer Discretionary	—	—	—	(b)	—	(b)
Consumer Staples	—	—	194,250		194,250
Health Care	7,750	—	182,329		190,079
Information Technology	—	—	—	(b)	—	(b)
Short-Term Investments
Investment Companies	54,326,770	—	—		54,326,770
Repurchase Agreements	—	10,309,784	—		10,309,784
Warrants
Materials	238	—	—		238

Total Assets	$210,103,970	$32,002,590	$623,086		$242,729,646

Total Liabilities	$—	$—	$—		$—

Total	$210,103,970	$32,002,590	$623,086		$242,729,646

(a)	A security with a market value of $161,950 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,741,587
Aggregate gross unrealized depreciation	(14,919,583)

Net unrealized appreciation	$11,822,004

Federal income tax cost of investment securities and derivative instruments, if applicable	$230,907,642

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.0%)
Auto Components (4.1%)
BorgWarner, Inc.	258,000	$13,217,340
Brembo SpA	1,000,000	16,924,808
Cooper Tire & Rubber Co.(x)	80,000	2,992,000
Dana, Inc.	1,010,000	28,239,600
Gentex Corp.	256,000	5,068,800
Modine Manufacturing Co.*	715,000	13,763,750
SORL Auto Parts, Inc.(x)*	95,000	362,900
Standard Motor Products, Inc.	145,000	6,996,250
Stoneridge, Inc.*	420,094	8,322,062
Strattec Security Corp.	140,400	5,742,360
Superior Industries International, Inc.	711,105	11,839,898
Tenneco, Inc.	404,000	24,510,680

		137,980,448

Automobiles (0.1%)
Thor Industries, Inc.	4,000	503,640
Winnebago Industries, Inc.	100,000	4,475,000

		4,978,640

Distributors (0.1%)
Uni-Select, Inc.(x)	158,000	3,413,889

Diversified Consumer Services (0.1%)
Ascent Capital Group, Inc., Class A*	105,000	1,369,200
Cambium Learning Group, Inc.*	190,000	1,259,700
Universal Technical Institute, Inc.(x)*	231,000	801,570

		3,430,470

Hotels, Restaurants & Leisure (4.3%)
Belmond Ltd., Class A*	410,000	5,596,500
Biglari Holdings, Inc.*	34,547	11,514,170
Boyd Gaming Corp.	1,245,000	32,432,250
Canterbury Park Holding Corp‡	323,000	3,989,050
Cheesecake Factory, Inc. (The)(x)	436,500	18,385,380
Churchill Downs, Inc.	97,500	20,104,500
Cracker Barrel Old Country Store, Inc.	6,000	909,720
Denny’s Corp.*	200,000	2,490,000
Dover Downs Gaming & Entertainment, Inc.*	100,150	103,154
Dover Motorsports, Inc.	660,116	1,353,238
Full House Resorts, Inc.*	225,000	627,750
Golden Entertainment, Inc.*	130,000	3,169,400
International Speedway Corp., Class A	120,000	4,320,000
Las Vegas Sands Corp.	180,000	11,548,800
Marcus Corp. (The)	615,000	17,035,500
Nathan’s Famous, Inc.*	162,000	11,979,900
Penn National Gaming, Inc.*	20,000	467,800
Speedway Motorsports, Inc.	54,000	1,150,200

		147,177,312

Household Durables (1.5%)
Bassett Furniture Industries, Inc.	247,000	9,311,900
Cavco Industries, Inc.*	160,000	23,608,000
Hunter Douglas NV	15,000	1,244,895
La-Z-Boy, Inc.	355,000	9,549,500
Lennar Corp., Class B	97,000	4,372,760
Nobility Homes, Inc.	110,000	1,963,500
Skyline Corp.*	180,000	2,176,200

		52,226,755

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	635,000	6,254,750
Lands’ End, Inc.*	60,000	792,000
Liberty Expedia Holdings, Inc., Class A*	9,600	509,856
Liberty TripAdvisor Holdings, Inc., Class A*	24,000	296,400
Liberty Ventures*	14,400	828,720

		8,681,726

Leisure Products (0.3%)
Brunswick Corp.	60,000	3,358,200
Marine Products Corp.	260,000	4,173,000
Universal Entertainment Corp.(x)	69,000	2,029,682

		9,560,882

Media (6.3%)
AMC Entertainment Holdings, Inc., Class A(x)	15,000	220,500
AMC Networks, Inc., Class A*	64,000	3,742,080
Beasley Broadcast Group, Inc., Class A*	581,087	6,798,718
Clear Channel Outdoor Holdings, Inc., Class A	630,086	2,929,900
Discovery Communications, Inc., Class A(x)*	12,000	255,480
Discovery Communications, Inc., Class C*	35,000	709,100
DISH Network Corp., Class A*	15,000	813,450
Emmis Communications Corp., Class A*	17,000	56,440
EW Scripps Co. (The), Class A*	2,026,028	38,717,395
Gray Television, Inc.*	334,000	5,243,800
Gray Television, Inc., Class A*	6,000	78,000
Grupo Televisa SAB (ADR)	125,000	3,083,750
Il Sole 24 Ore SpA*	13,000	59,922
IMAX Corp.(x)*	40,000	906,000
Interpublic Group of Cos., Inc. (The)	880,000	18,295,200
Liberty Global plc, Class A*	97,471	3,305,242
Liberty Global plc, Class C*	238,627	7,803,103
Liberty Global plc LiLAC, Class A(x)*	39,149	930,180
Liberty Global plc LiLAC, Class C*	95,897	2,234,400
Liberty Media Corp.-Liberty Braves, Class C*	160,000	4,043,200
Liberty Media Corp-Liberty Braves, Class A*	67,000	1,699,790
Live Nation Entertainment, Inc.*	875,000	38,106,250
Loral Space & Communications, Inc.*	31,400	1,554,300
Madison Square Garden Co. (The), Class A*	188,000	40,250,800
Meredith Corp.(x)	60,000	3,330,000
MSG Networks, Inc., Class A*	585,000	12,402,000
Nexstar Media Group, Inc., Class A	64,000	3,987,200
Reading International, Inc., Class A*	55,062	865,575
RLJ Entertainment, Inc.(x)*	168,428	596,235
Salem Media Group, Inc.	655,000	4,323,000
Sinclair Broadcast Group, Inc., Class A(x)	180,000	5,769,000
Townsquare Media, Inc., Class A*	30,027	300,270
WideOpenWest, Inc.*	35,000	527,800
World Wrestling Entertainment, Inc., Class A(x)	29,000	682,950

		214,621,030

Multiline Retail (0.1%)
Bon-Ton Stores, Inc. (The)(x)*	190,000	81,700
JC Penney Co., Inc.(x)*	500,000	1,905,000

		1,986,700

Specialty Retail (2.6%)
Aaron’s, Inc.	320,000	13,961,600
AutoNation, Inc.(x)*	423,000	20,075,580
Barnes & Noble Education, Inc.*	22,752	148,116
Barnes & Noble, Inc.	36,000	273,600

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Bed Bath & Beyond, Inc.	35,000	$821,450
Big 5 Sporting Goods Corp.(x)	120,000	918,000
Bowlin Travel Centers, Inc.*	77,200	142,048
GNC Holdings, Inc., Class A(x)	113,000	998,920
Monro, Inc.	60,000	3,363,000
O’Reilly Automotive, Inc.*	34,000	7,322,580
Penske Automotive Group, Inc.	468,000	22,262,760
Sally Beauty Holdings, Inc.*	490,000	9,594,200
Tractor Supply Co.	100,000	6,329,000
Vitamin Shoppe, Inc.*	125,000	668,750

		86,879,604

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.(x)	185,000	4,558,400
Movado Group, Inc.	66,501	1,862,028
Wolverine World Wide, Inc.	50,000	1,442,500

		7,862,928

Total Consumer Discretionary		678,800,384

Consumer Staples (6.2%)
Beverages (0.9%)
Boston Beer Co., Inc. (The), Class A(x)*	12,700	1,983,740
Brown-Forman Corp., Class A	88,000	4,900,720
Brown-Forman Corp., Class B	5,074	275,518
Cott Corp.	799,844	12,005,659
Crimson Wine Group Ltd.*	315,000	3,386,250
Davide Campari-Milano SpA	700,000	5,079,806
National Beverage Corp.	34,800	4,316,940

		31,948,633

Food & Staples Retailing (1.0%)
Casey’s General Stores, Inc.	36,000	3,940,200
Ingles Markets, Inc., Class A‡	784,220	20,154,454
United Natural Foods, Inc.*	100,200	4,167,318
Village Super Market, Inc., Class A	109,988	2,721,103
Weis Markets, Inc.	76,000	3,306,000

		34,289,075

Food Products (3.1%)
Calavo Growers, Inc.(x)	2,500	183,000
Farmer Brothers Co.*	85,000	2,792,250
Flowers Foods, Inc.	60,000	1,128,600
Hain Celestial Group, Inc. (The)*	340,000	13,991,000
Ingredion, Inc.	32,000	3,860,480
J&J Snack Foods Corp.	45,000	5,908,500
John B Sanfilippo & Son, Inc.	17,000	1,144,270
Lifeway Foods, Inc.*	210,000	1,869,000
Maple Leaf Foods, Inc.	130,000	3,543,418
Post Holdings, Inc.*	148,000	13,063,960
Rock Field Co. Ltd.	400,000	7,095,312
Snyder’s-Lance, Inc.	900,269	34,336,260
Tootsie Roll Industries, Inc.(x)	451,140	17,143,320

		106,059,370

Household Products (1.0%)
Church & Dwight Co., Inc.	100,000	4,845,000
Energizer Holdings, Inc.	45,000	2,072,250
Katy Industries, Inc.*	360,000	2,520
Oil-Dri Corp. of America‡	438,000	21,431,340
WD-40 Co.	42,000	4,699,800

		33,050,910

Personal Products (0.2%)
Avon Products, Inc.*	465,000	1,083,450
Edgewell Personal Care Co.*	30,000	2,183,100
Revlon, Inc., Class A(x)*	22,000	540,100
United-Guardian, Inc.	142,000	2,669,600

		6,476,250

Total Consumer Staples		211,824,238

Energy (1.1%)
Energy Equipment & Services (0.7%)
Dril-Quip, Inc.*	104,000	4,591,600
Oceaneering International, Inc.	120,000	3,152,400
Rowan Cos. plc, Class A*	150,000	1,927,500
RPC, Inc.(x)	556,711	13,800,866

		23,472,366

Oil, Gas & Consumable Fuels (0.4%)
Black Ridge Oil and Gas, Inc.*	455,030	14,606
CONSOL Energy, Inc.*	230,000	3,896,200
Navigator Holdings Ltd.*	160,000	1,776,000
ONEOK, Inc.	140,000	7,757,400

		13,444,206

Total Energy		36,916,572

Financials (4.4%)
Banks (2.3%)
Ameris Bancorp	9,000	432,000
Boston Private Financial Holdings, Inc.	550,000	9,102,500
Capital Bank Financial Corp., Class A(x)	20,000	821,000
FCB Financial Holdings, Inc., Class A*	67,019	3,237,018
Fidelity Southern Corp.	37,014	875,011
First Bancorp*	35,000	179,200
First Busey Corp.	19,000	595,840
Flushing Financial Corp.	604,000	17,950,880
FNB Corp.	32,400	454,572
Hilltop Holdings, Inc.	125,000	3,250,000
Hope Bancorp, Inc.	575,000	10,183,250
Huntington Bancshares, Inc.	250,000	3,490,000
KeyCorp	150,000	2,823,000
Pinnacle Financial Partners, Inc.	7,000	468,650
Renasant Corp.	4,500	193,050
Seacoast Banking Corp. of Florida*	35,000	836,150
ServisFirst Bancshares, Inc.	26,000	1,010,100
South State Corp.	4,000	360,200
State Bank Financial Corp.	15,000	429,750
Sterling Bancorp	745,400	18,374,110
Sun Bancorp, Inc.	6,500	161,525
Thomasville Bancshares, Inc.	7,090	282,182
Towne Bank	11,000	368,500
Trustmark Corp.	24,000	794,880
United Community Banks, Inc.	23,000	656,420

		77,329,788

Capital Markets (2.0%)
BKF Capital Group, Inc.*	6,600	56,100
Charles Schwab Corp. (The)	98,000	4,286,520
Cohen & Steers, Inc.	441,851	17,448,696
GAM Holding AG*	260,000	4,027,469
Janus Henderson Group plc	620,000	21,600,800
Legg Mason, Inc.	50,000	1,965,500
Medallion Financial Corp.(x)	180,000	390,600
PJT Partners, Inc., Class A	180,064	6,898,252
Pzena Investment Management, Inc., Class A	72,154	785,757
Waddell & Reed Financial, Inc., Class A(x)	470,000	9,432,900
Wright Investors’ Service Holdings, Inc.*	255,000	89,250

		66,981,844

Insurance (0.1%)
Alleghany Corp.*	3,295	1,825,463
Argo Group International Holdings Ltd.	62,000	3,813,000

		5,638,463

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	20,000	$294,000
Crazy Woman Creek Bancorp, Inc.	14,000	231,280

		525,280

Total Financials		150,475,375

Health Care (5.7%)
Biotechnology (0.0%)
Invitae Corp.(x)*	100,000	937,000
Lexicon Pharmaceuticals, Inc.(x)*	14,600	179,434
OPKO Health, Inc.(x)*	70,000	480,200

		1,596,634

Health Care Equipment & Supplies (3.8%)
Align Technology, Inc.*	1,500	279,405
AngioDynamics, Inc.*	50,000	854,500
Biolase, Inc.(x)*	100,006	60,284
Cantel Medical Corp.	64,000	6,026,880
Cardiovascular Systems, Inc.*	45,000	1,266,750
CONMED Corp.	80,000	4,197,600
Cooper Cos., Inc. (The)	20,000	4,742,200
Cutera, Inc.(x)*	530,263	21,926,375
DexCom, Inc.(x)*	32,000	1,565,600
Exactech, Inc.*	300,000	9,885,000
Heska Corp.*	35,000	3,083,150
ICU Medical, Inc.*	40,000	7,434,000
Integer Holdings Corp.*	48,000	2,455,200
K2M Group Holdings, Inc.*	40,000	848,400
Masimo Corp.*	125,000	10,820,000
Meridian Bioscience, Inc.	175,000	2,502,500
Neogen Corp.*	16,500	1,278,090
NuVasive, Inc.*	154,000	8,540,840
Nuvectra Corp.*	35,033	464,538
Orthofix International NV*	60,000	2,835,000
Quidel Corp.*	504,500	22,127,370
STERIS plc	103,000	9,105,200
Surmodics, Inc.*	50,000	1,550,000
Wright Medical Group NV*	216,489	5,600,570

		129,449,452

Health Care Providers & Services (1.7%)
Chemed Corp.	222,000	44,855,100
Henry Schein, Inc.*	20,000	1,639,800
Kindred Healthcare, Inc.	360,000	2,448,000
Owens & Minor, Inc.	188,000	5,489,600
Patterson Cos., Inc.(x)	56,000	2,164,400

		56,596,900

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	23,000	5,111,060

Pharmaceuticals (0.0%)
Cempra, Inc.*	24,000	78,000
Pain Therapeutics, Inc.*	20,001	81,404

		159,404

Total Health Care		192,913,450

Industrials (32.6%)
Aerospace & Defense (4.3%)
AAR Corp.	70,000	2,644,600
Aerojet Rocketdyne Holdings, Inc.*	1,646,631	57,648,551
Astronics Corp.*	9,000	267,750
Astronics Corp., Class B*	18,772	556,584
Chemring Group plc	5,000	12,060
Curtiss-Wright Corp.	476,000	49,761,040
Ducommun, Inc.*	75,020	2,404,391
HEICO Corp.	77,500	6,960,275
Innovative Solutions & Support, Inc.*	88,000	320,320
KLX, Inc.*	54,000	2,858,220
Moog, Inc., Class A*	59,500	4,964,085
Moog, Inc., Class B*	29,500	2,444,075
Textron, Inc.	287,000	15,463,560

		146,305,511

Air Freight & Logistics (0.7%)
Park-Ohio Holdings Corp.	484,500	22,093,200

Building Products (1.6%)
AO Smith Corp.	80,000	4,754,400
Armstrong Flooring, Inc.*	305,000	4,803,750
Fortune Brands Home & Security, Inc.	20,000	1,344,600
Griffon Corp.	1,689,800	37,513,560
Johnson Controls International plc	123,000	4,955,670

		53,371,980

Commercial Services & Supplies (4.2%)
ACCO Brands Corp.*	160,000	1,904,000
Brink’s Co. (The)	4,000	337,000
Casella Waste Systems, Inc., Class A*	185,000	3,478,000
Covanta Holding Corp.(x)	210,000	3,118,500
KAR Auction Services, Inc.	440,000	21,005,600
Kimball International, Inc., Class B	189,500	3,746,415
Loomis AB, Class B	225,000	8,942,099
Matthews International Corp., Class A	22,000	1,369,500
McGrath RentCorp	24,000	1,050,000
Republic Services, Inc.	390,000	25,763,400
Rollins, Inc.	955,000	44,063,700
Team, Inc.(x)*	1,145,000	15,285,750
West Corp.	500,000	11,735,000

		141,798,964

Construction & Engineering (0.2%)
Aegion Corp.*	70,000	1,629,600
Layne Christensen Co.*	348,000	4,367,400
Valmont Industries, Inc.	10,000	1,581,000

		7,578,000

Electrical Equipment (1.3%)
AMETEK, Inc.	344,000	22,717,760
AZZ, Inc.	25,000	1,217,500
Rockwell Automation, Inc.	94,000	16,751,740
SGL Carbon SE*	15,000	253,606
Vicor Corp.*	94,000	2,218,400

		43,159,006

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	54,000	1,749,600
Roper Technologies, Inc.	40,000	9,736,000

		11,485,600

Machinery (13.3%)
Actuant Corp., Class A	14,000	358,400
Albany International Corp., Class A	50,000	2,870,000
American Railcar Industries, Inc.(x)	5,000	193,000
Astec Industries, Inc.	401,182	22,470,204
Chart Industries, Inc.*	173,000	6,786,790
CIRCOR International, Inc.	516,000	28,085,880
CNH Industrial NV	2,690,000	32,306,900
Crane Co.	555,000	44,394,450
Donaldson Co., Inc.	220,000	10,106,800
Eastern Co. (The)(x)	187,000	5,366,900
EnPro Industries, Inc.	60,020	4,833,410
Federal Signal Corp.	660,000	14,044,800
Flowserve Corp.	104,000	4,429,360
Franklin Electric Co., Inc.	260,000	11,661,000
Gorman-Rupp Co. (The)	370,000	12,050,900
Graco, Inc.	152,000	18,800,880
Greenbrier Cos., Inc. (The)(x)	210,000	10,111,500
IDEX Corp.	110,000	13,361,700

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Interpump Group SpA	220,000	$6,843,674
Kennametal, Inc.	265,000	10,690,100
Key Technology, Inc.*	66,100	1,248,629
LB Foster Co., Class A*	60,000	1,365,000
Lincoln Electric Holdings, Inc.	109,000	9,993,120
Lindsay Corp.(x)	56,000	5,146,400
LS Starrett Co. (The), Class A	269,008	2,394,171
Lydall, Inc.*	34,000	1,948,200
Middleby Corp. (The)*	4,800	615,216
Mueller Industries, Inc.	1,045,000	36,522,750
Mueller Water Products, Inc., Class A	1,349,000	17,267,200
Navistar International Corp.*	895,000	39,442,650
Nordson Corp.	40,000	4,740,000
Spartan Motors, Inc.	290,000	3,204,500
Standex International Corp.	61,000	6,478,200
Tennant Co.	303,000	20,058,600
Toro Co. (The)	48,000	2,978,880
Trinity Industries, Inc.	108,000	3,445,200
Twin Disc, Inc.*	213,400	3,971,374
Watts Water Technologies, Inc., Class A	344,500	23,839,400
Woodward, Inc.	100,000	7,761,000

		452,187,138

Road & Rail (1.0%)
Hertz Global Holdings, Inc.(x)*	1,505,000	33,651,800

Trading Companies & Distributors (5.3%)
GATX Corp.(x)	840,000	51,710,400
Herc Holdings, Inc.*	905,000	44,462,650
Kaman Corp.	1,000,070	55,783,905
Lawson Products, Inc.*	55,000	1,386,000
Neff Corp., Class A*	10,804	270,100
Rush Enterprises, Inc., Class B*‡	510,000	22,246,200
Titan Machinery, Inc.*	5,000	77,650
United Rentals, Inc.*	27,000	3,745,980

		179,682,885

Transportation Infrastructure (0.4%)
BBA Aviation plc	2,150,000	8,596,904
Macquarie Infrastructure Corp.	80,000	5,774,400

		14,371,304

Total Industrials		1,105,685,388

Information Technology (5.3%)
Communications Equipment (0.1%)
Communications Systems, Inc.	365,000	1,525,700
EchoStar Corp., Class A*	30,000	1,716,900
Plantronics, Inc.	40,000	1,768,800

		5,011,400

Electronic Equipment, Instruments & Components (2.1%)
Badger Meter, Inc.	112,000	5,488,000
Bel Fuse, Inc., Class A‡	155,500	4,136,300
Belden, Inc.	13,000	1,046,890
CTS Corp.	970,000	23,377,000
Daktronics, Inc.	130,000	1,374,100
Itron, Inc.*	87,000	6,738,150
Littelfuse, Inc.	73,000	14,299,240
Park Electrochemical Corp.	742,000	13,727,000
Trans-Lux Corp.*	27,255	27,527

		70,214,207

Internet Software & Services (0.9%)
CommerceHub, Inc., Series A*	27,712	625,460
CommerceHub, Inc., Series C*	30,000	640,500
comScore, Inc.(x)*	530,000	15,237,500
Gogo, Inc.(x)*	400,000	4,724,000
Internap Corp.(x)*	650,000	2,827,500
Pandora Media, Inc.(x)*	428,800	3,301,760
Stamps.com, Inc.(x)*	15,600	3,161,340

		30,518,060

IT Services (0.2%)
Blackhawk Network Holdings, Inc.*	70,000	3,066,000
Edgewater Technology, Inc.*	600,000	3,912,000
ModusLink Global Solutions, Inc.(x)*	549,000	1,032,120

		8,010,120

Semiconductors & Semiconductor Equipment (0.4%)
Cypress Semiconductor Corp.(x)	822,000	12,346,440

Software (0.5%)
FalconStor Software, Inc.(x)*	230,000	56,810
Fortinet, Inc.*	26,000	931,840
Take-Two Interactive Software, Inc.*	84,000	8,587,320
Tyler Technologies, Inc.*	54,000	9,413,280

		18,989,250

Technology Hardware, Storage & Peripherals (1.1%)
Diebold Nixdorf, Inc.(x)	1,000,000	22,850,000
NCR Corp.*	105,000	3,939,600
Stratasys Ltd.(x)*	385,000	8,901,200
TransAct Technologies, Inc.	87,000	848,250

		36,539,050

Total Information Technology		181,628,527

Materials (8.9%)
Chemicals (5.1%)
A Schulman, Inc.	18,000	614,700
Albemarle Corp.	29,000	3,952,990
Ashland Global Holdings, Inc.	58,000	3,792,620
Core Molding Technologies, Inc.	234,000	5,133,960
Ferro Corp.*	2,000,000	44,600,000
FMC Corp.	30,000	2,679,300
GCP Applied Technologies, Inc.*	100,000	3,070,000
HB Fuller Co.	270,000	15,676,200
Huntsman Corp.	200,000	5,484,000
Minerals Technologies, Inc.	177,000	12,505,050
NewMarket Corp.	15,500	6,599,125
Olin Corp.	125,000	4,281,250
OMNOVA Solutions, Inc.*	600,000	6,570,000
Platform Specialty Products Corp.*	65,000	724,750
Quaker Chemical Corp.	5,000	739,750
Scotts Miracle-Gro Co. (The), Class A	83,000	8,079,220
Sensient Technologies Corp.	260,000	19,999,200
Takasago International Corp.	40,000	1,375,694
Tredegar Corp.	1,275,084	22,951,512
Valvoline, Inc.	164,720	3,862,684

		172,692,005

Containers & Packaging (1.5%)
Greif, Inc., Class A	212,030	12,412,236
Myers Industries, Inc‡	1,540,871	32,281,248
Sonoco Products Co.	155,000	7,819,750

		52,513,234

Metals & Mining (1.9%)
Allegheny Technologies, Inc.(x)*	710,000	16,969,000
Ampco-Pittsburgh Corp.	393,229	6,842,185
Barrick Gold Corp.	24,000	386,160
Century Aluminum Co.*	55,000	911,900
Dominion Diamond Corp.(x)	350,001	4,963,014
Haynes International, Inc.	55,000	1,975,050
Kinross Gold Corp.*	45,000	190,800
Materion Corp.	465,000	20,064,750
TimkenSteel Corp.*	660,000	10,890,000

		63,192,859

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.*	540,000	$14,623,200

Total Materials		303,021,298

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Ryman Hospitality Properties, Inc. (REIT)	700,000	43,743,000
Seritage Growth Properties (REIT), Class A(x)	37,000	1,704,590

		45,447,590

Real Estate Management & Development (0.9%)
Capital Properties, Inc., Class A*	65,070	887,555
Griffin Industrial Realty, Inc‡	320,122	11,636,435
Gyrodyne LLC	2,078	44,739
St Joe Co. (The)*	587,027	11,065,459
Tejon Ranch Co.*	260,000	5,486,000

		29,120,188

Total Real Estate		74,567,778

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.2%)
Cincinnati Bell, Inc.*	1,324,000	26,281,400
Consolidated Communications Holdings, Inc.	25,000	477,000
Iridium Communications, Inc.(x)*	602,151	6,202,155
New Ulm Telecom, Inc.	6,600	90,750
Straight Path Communications, Inc., Class B*	6,000	1,084,020
Verizon Communications, Inc.	80,000	3,959,200
Windstream Holdings, Inc.(x)	495,000	876,150

		38,970,675

Wireless Telecommunication Services (0.6%)
Rogers Communications, Inc., Class B	200,000	10,308,000
Shenandoah Telecommunications Co.	150,000	5,580,000
United States Cellular Corp.*	100,000	3,540,000
VEON Ltd. (ADR)	550,000	2,299,000

		21,727,000

Total Telecommunication Services		60,697,675

Utilities (6.9%)
Electric Utilities (3.8%)
El Paso Electric Co.	726,000	40,111,500
Great Plains Energy, Inc.	205,000	6,211,500
Otter Tail Corp.	395,000	17,123,250
PNM Resources, Inc.	1,272,000	51,261,600
Westar Energy, Inc.	260,000	12,896,000

		127,603,850

Gas Utilities (1.6%)
Chesapeake Utilities Corp.	6,000	469,500
National Fuel Gas Co.(x)	182,000	10,303,020
Northwest Natural Gas Co.	32,000	2,060,800
ONE Gas, Inc.	41,000	3,019,240
Southwest Gas Holdings, Inc.	479,000	37,179,980

		53,032,540

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	240,000	2,644,800
Ormat Technologies, Inc.	86,000	5,250,300

		7,895,100

Multi-Utilities (1.1%)
Black Hills Corp.	310,000	21,349,700
NorthWestern Corp.	280,000	15,943,200

		37,292,900

Water Utilities (0.2%)
Cadiz, Inc.(x)*	10,000	127,000
SJW Group	110,000	6,226,000
York Water Co. (The)	43,500	1,474,650

		7,827,650

Total Utilities		233,652,040

Total Common Stocks (95.1%) (Cost $1,554,982,162)		3,230,182,725

PREFERRED STOCK:
Financials (0.1%)
Diversified Financial Services (0.1%)
Steel Partners Holdings LP
6.000%	174,000	3,828,000

Total Preferred Stock (0.1%) (Cost $4,176,000)		3,828,000

MASTER LIMITED PARTNERSHIP:
Financials (0.1%)
Capital Markets (0.1%)
KKR & Co. LP (Cost $833,860)	150,000	3,049,500

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Industrials (0.0%)
Machinery (0.0%)
Mueller Industries, Inc.
6.000%, 3/1/27(x)	$2,000,000	2,060,000

Total Industrials		2,060,000

Total Long-Term Debt Securities (0.0%) (Cost $2,000,000)		2,060,000

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*†	877,500	—

Total Consumer Discretionary		—

Health Care (0.0%)
Pharmaceuticals (0.0%)
Sanofi, CVR, expiring 12/31/20*	50,000	18,000

Total Health Care		18,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Rights	Value (Note 1)
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)*†	490,000	$—

Total Information Technology		—

Total Rights (0.0%) (Cost $335,269)		18,000

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, IM Shares	58,927,066	58,944,744

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.0%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $18,902,520, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $19,288,293.(xx)	$18,900,000	18,900,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $15,801,383, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $16,116,005.(xx)	15,800,000	15,800,000
Citigroup Global Markets, Inc., 1.34%, dated 9/29/17, due 10/2/17, repurchase price $500,056, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $510,003.(xx)	500,000	500,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $11,701,219, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $11,934,058.(xx)	11,700,000	11,700,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $8,000,833, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $8,160,076.(xx)	8,000,000	8,000,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $10,001,000, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%- 2.625%, maturing 10/29/18-4/28/21; total market value $10,200,035.(xx)	10,000,000	10,000,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $14,086,423, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $14,366,789.(xx)	14,085,014	14,085,014
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $612,852, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $625,053.(xx)	612,798	612,798
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $23,504,889, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $23,988,275.(xx)	23,500,000	23,500,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $2,000,173, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,041,555.(xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $21,001,865, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $21,420,027.(xx)	21,000,010	21,000,010
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $27,002,385, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $27,540,003.(xx)	27,000,000	27,000,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $37,007,554, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $37,740,086.(xx)	$37,000,000	$37,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $3,000,263, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $3,060,090.(xx)	3,000,000	3,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $25,005,153, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $25,500,000.(xx)	25,000,000	25,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $18,003,710, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $18,360,015.(xx)	18,000,000	18,000,000

Total Repurchase Agreements		236,097,822

Total Short-Term Investments (8.7%) (Cost $295,035,452)		295,042,566

Total Investments (104.0%) (Cost $1,857,362,743)		3,534,180,791
Other Assets Less Liabilities (-4.0%)		(137,237,046)

Net Assets (100%)		$3,396,943,745

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $227,236,774. This was secured by cash collateral of $236,097,822 which was subsequently invested in joint repurchase agreements with a total value of $236,097,822, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $67,455 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.250%, maturing 10/26/17-11/15/46.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investment in companies which were affiliates for nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Beasley Broadcast Group, Inc., Class A*	581,087	3,537,540	149,753	(34,075)	(187)	3,145,687	6,798,718	77,205	—
Bel Fuse, Inc., Class A	155,500	3,669,950	257,117	(10,375)	(35)	219,643	4,136,300	27,390	—
Canterbury Park Holding Corp.	323,000	3,276,000	82,427	—	—	630,623	3,989,050	54,595	—
Griffin Industrial Realty, Inc.	320,122	10,154,171	3,112	—	—	1,479,152	11,636,435	—	—
Ingles Markets, Inc., Class A	784,220	37,421,801	246,578	(45,998)	19,208	(17,487,135)	20,154,454	385,889	—
Katy Industries, Inc.*	360,000	150,150	—	(5,922)	(131,363)	(10,345)	2,520	—	—
Myers Industries, Inc.	1,540,871	21,450,000	709,504	—	—	10,121,744	32,281,248	615,721	—
Oil-Dri Corp. of America	438,000	16,468,510	260,128	—	—	4,702,702	21,431,340	291,920	—
Rush Enterprises, Inc., Class B	510,000	15,743,700	—	—	—	6,502,500	22,246,200	—	—
Sevcon, Inc.*	—	4,832,944	7,086	(12,465,062)	8,837,215	(1,212,183)	—	—	—

Total		116,704,766	1,715,705	(12,561,432)	8,724,838	8,092,388	122,676,265	1,452,720	—

*	Was an affiliate during the period.

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$655,004,291	$23,796,093	$—		$678,800,384
Consumer Staples	199,646,600	12,177,638	—		211,824,238
Energy	36,916,572	—	—		36,916,572
Financials	145,789,094	4,686,281	—		150,475,375
Health Care	192,913,450	—	—		192,913,450
Industrials	1,078,036,386	27,649,002	—		1,105,685,388
Information Technology	177,464,699	4,163,828	—		181,628,527
Materials	301,645,604	1,375,694	—		303,021,298
Real Estate	61,999,049	12,568,729	—		74,567,778
Telecommunication Services	60,606,925	90,750	—		60,697,675
Utilities	233,652,040	—	—		233,652,040
Corporate Bonds
Industrials	—	2,060,000	—		2,060,000
Master Limited Partnerships
Financials	3,049,500	—	—		3,049,500
Preferred Stocks
Financials	3,828,000	—	—		3,828,000
Rights
Consumer Discretionary	—	—	—	(c)	—	(c)
Health Care	18,000	—	—		18,000
Information Technology	—	—	—	(c)	—	(c)
Short-Term Investments
Investment Companies	58,944,744	—	—		58,944,744
Repurchase Agreements	—	236,097,822	—		236,097,822

Total Assets	$3,209,514,954	$324,665,837	$—		$3,534,180,791

Total Liabilities	$—	$—	$—		$—

Total	$3,209,514,954	$324,665,837	$—		$3,534,180,791

(a)	Securities with a market value of $19,421,449 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A Security with a market value of $1,353,238 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,741,080,712
Aggregate gross unrealized depreciation	(72,648,479)

Net unrealized appreciation	$1,668,432,233

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,865,748,558

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (83.9%)
Consumer Discretionary (15.1%)
Distributors (0.6%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	$600,000	$627,180
LKQ Corp.
4.750%, 5/15/23	400,000	413,044
Univar USA, Inc.
6.750%, 7/15/23§	216,000	226,260

		1,266,484

Diversified Consumer Services (0.1%)
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	200,000	205,500

Hotels, Restaurants & Leisure (3.7%)
1011778 BC ULC
4.625%, 1/15/22§	556,000	568,510
6.000%, 4/1/22§	281,000	289,177
5.000%, 10/15/25§	150,000	152,063
5.000%, 10/15/25(b)§	955,000	968,131
CRC Escrow Issuer LLC
5.250%, 10/15/25(b)§	875,000	879,922
Eldorado Resorts, Inc.
7.000%, 8/1/23	326,000	351,265
International Game Technology plc
6.250%, 2/15/22§	975,000	1,077,863
LTF Merger Sub, Inc.
8.500%, 6/15/23§	576,000	610,560
MGM Resorts International
8.625%, 2/1/19	235,000	253,518
Scientific Games International, Inc.
7.000%, 1/1/22§	475,000	504,117
Silversea Cruise Finance Ltd.
7.250%, 2/1/25§	116,000	124,410
Six Flags Entertainment Corp.
4.875%, 7/31/24§	550,000	558,965
Station Casinos LLC
5.000%, 10/1/25(b)§	825,000	826,980

		7,165,481

Household Durables (0.5%)
American Greetings Corp.
7.875%, 2/15/25§	330,000	357,637
Mattamy Group Corp.
6.500%, 10/1/25(b)§	258,000	264,450
PulteGroup, Inc.
5.000%, 1/15/27	255,000	265,532

		887,619

Internet & Direct Marketing Retail (0.4%)
Netflix, Inc.
5.500%, 2/15/22	775,000	844,517

Media (8.9%)
Altice Financing SA
6.625%, 2/15/23§	1,025,000	1,086,500
7.500%, 5/15/26§	390,000	427,050
Altice Luxembourg SA
7.750%, 5/15/22§	810,000	858,600
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26(x)	850,000	836,188
6.125%, 5/15/27(x)	644,000	636,787
AMC Networks, Inc.
5.000%, 4/1/24	500,000	516,250
4.750%, 8/1/25	250,000	252,200
Cable One, Inc.
5.750%, 6/15/22§	50,000	52,250
Cablevision Systems Corp.
7.750%, 4/15/18	518,000	530,950
Cequel Communications Holdings I LLC
6.375%, 9/15/20§	643,000	656,664
5.125%, 12/15/21§	347,000	353,940
Cinemark USA, Inc.
4.875%, 6/1/23	455,000	459,550
CSC Holdings LLC
7.875%, 2/15/18	205,000	208,844
5.250%, 6/1/24	350,000	353,150
DISH DBS Corp.
7.875%, 9/1/19	314,000	343,045
5.125%, 5/1/20	350,000	366,975
5.000%, 3/15/23	150,000	153,090
Lions Gate Entertainment Corp.
5.875%, 11/1/24§	283,000	297,504
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	185,000	191,475
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	334,000	328,990
MHGE Parent LLC
8.500%, 8/1/19 PIK(x)§	655,000	654,590
Midcontinent Communications
6.875%, 8/15/23§	375,000	403,125
National CineMedia LLC
6.000%, 4/15/22	253,000	258,692
Quebecor Media, Inc.
5.750%, 1/15/23	366,000	394,365
Regal Entertainment Group
5.750%, 3/15/22	1,278,000	1,319,535
Sirius XM Radio, Inc.
6.000%, 7/15/24§	450,000	484,335
5.000%, 8/1/27§	550,000	561,715
Tribune Media Co.
5.875%, 7/15/22	750,000	781,361
Unitymedia GmbH
6.125%, 1/15/25§	1,150,000	1,229,120
UPCB Finance IV Ltd.
5.375%, 1/15/25§	150,000	156,000
Ziggo Bond Finance BV
6.000%, 1/15/27§	875,000	905,625
Ziggo Secured Finance BV
5.500%, 1/15/27§	1,360,000	1,393,592

		17,452,057

Multiline Retail (0.2%)
Cumberland Farms, Inc.
6.750%, 5/1/25§	131,000	139,188
Dollar Tree, Inc.
5.250%, 3/1/20	240,000	246,360

		385,548

Specialty Retail (0.6%)
L Brands, Inc.
6.750%, 7/1/36	175,000	169,313
Penske Automotive Group, Inc.
5.750%, 10/1/22	251,000	258,687
Staples, Inc.
8.500%, 9/15/25§	815,000	792,587

		1,220,587

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc.
4.625%, 5/15/24§	$200,000	$208,000

Total Consumer Discretionary		29,635,793

Consumer Staples (6.0%)
Beverages (0.1%)
DS Services of America, Inc.
10.000%, 9/1/21§	260,000	274,463

Food & Staples Retailing (1.0%)
Fresh Market, Inc. (The)
9.750%, 5/1/23§	294,000	177,135
Rite Aid Corp.
9.250%, 3/15/20	313,000	323,172
6.750%, 6/15/21	460,000	475,548
6.125%, 4/1/23(x)§	405,000	394,875
US Foods, Inc.
5.875%, 6/15/24§	475,000	499,344

		1,870,074

Food Products (2.6%)
B&G Foods, Inc.
4.625%, 6/1/21	500,000	509,375
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	210,000	222,600
JBS Investments GmbH
7.750%, 10/28/20§	295,000	299,425
JBS USA LUX SA
8.250%, 2/1/20§	320,000	324,309
5.750%, 6/15/25§	600,000	592,718
Lamb Weston Holdings, Inc.
4.875%, 11/1/26§	198,000	207,405
Pilgrim’s Pride Corp.
5.875%, 9/30/27(b)§	214,000	218,837
Pinnacle Foods Finance LLC
5.875%, 1/15/24	700,000	742,000
Post Holdings, Inc.
6.000%, 12/15/22§	655,000	688,601
5.500%, 3/1/25§	600,000	623,220
5.000%, 8/15/26§	275,000	274,313
5.750%, 3/1/27§	355,000	365,650

		5,068,453

Household Products (1.1%)
HRG Group, Inc.
7.750%, 1/15/22	1,750,000	1,830,937
Spectrum Brands, Inc.
6.625%, 11/15/22	380,000	394,725

		2,225,662

Personal Products (0.7%)
Prestige Brands, Inc.
5.375%, 12/15/21§	1,000,000	1,026,250
6.375%, 3/1/24§	279,000	300,622

		1,326,872

Tobacco (0.5%)
Vector Group Ltd.
6.125%, 2/1/25§	900,000	931,500

Total Consumer Staples		11,697,024

Energy (8.9%)
Energy Equipment & Services (0.5%)
Jonah Energy LLC
7.250%, 10/15/25(b)§	350,000	353,063
Nabors Industries, Inc.
5.500%, 1/15/23(x)	168,000	164,959
Precision Drilling Corp.
6.625%, 11/15/20(x)	95,666	96,742
7.750%, 12/15/23	298,000	303,960

		918,724

Oil, Gas & Consumable Fuels (8.4%)
American Midstream Partners LP
8.500%, 12/15/21§	409,000	421,802
Andeavor Logistics LP
6.125%, 10/15/21	472,000	487,340
Antero Midstream Partners LP
5.375%, 9/15/24	325,000	338,000
Antero Resources Corp.
5.375%, 11/1/21	350,000	358,085
5.125%, 12/1/22	600,000	612,720
5.625%, 6/1/23	277,000	288,772
Blue Racer Midstream LLC
6.125%, 11/15/22§	645,000	669,187
Callon Petroleum Co.
6.125%, 10/1/24	550,000	570,625
Calumet Specialty Products Partners LP
7.625%, 1/15/22	386,000	379,245
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23(x)	175,000	177,625
Concho Resources, Inc.
5.500%, 4/1/23	300,000	308,250
Crestwood Midstream Partners LP
6.250%, 4/1/23	340,000	351,492
5.750%, 4/1/25	210,000	214,725
CrownRock LP
7.125%, 4/15/21§	125,000	128,750
7.750%, 2/15/23(x)§	350,000	373,625
Delek Logistics Partners LP
6.750%, 5/15/25§	385,000	387,887
Extraction Oil & Gas, Inc.
7.875%, 7/15/21§	650,000	685,750
7.375%, 5/15/24§	575,000	599,437
Genesis Energy LP
5.625%, 6/15/24	284,000	274,656
6.500%, 10/1/25	418,000	413,820
Gulfport Energy Corp.
6.000%, 10/15/24	707,000	714,070
6.375%, 5/15/25	250,000	252,500
Holly Energy Partners LP
6.000%, 8/1/24§	634,000	664,749
MEG Energy Corp.
6.500%, 1/15/25(x)§	162,000	157,594
Oasis Petroleum, Inc.
6.875%, 3/15/22	280,000	284,900
Parsley Energy LLC
5.375%, 1/15/25§	215,000	219,837
5.250%, 8/15/25§	100,000	101,630
PBF Holding Co. LLC
7.000%, 11/15/23(x)	300,000	309,000
PBF Logistics LP
6.875%, 5/15/23(x)	613,000	629,858
PDC Energy, Inc.
7.750%, 10/15/22	252,000	263,038
6.125%, 9/15/24	200,000	209,260
Range Resources Corp.
5.750%, 6/1/21§	245,000	254,188
Rice Energy, Inc.
7.250%, 5/1/23	280,000	301,700
RSP Permian, Inc.
6.625%, 10/1/22	420,000	440,496

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Sanchez Energy Corp.
6.125%, 1/15/23(x)	$320,000	$275,200
SemGroup Corp.
5.625%, 7/15/22	305,000	298,137
5.625%, 11/15/23	215,000	209,088
Seven Generations Energy Ltd.
6.875%, 6/30/23§	175,000	185,172
SM Energy Co.
6.750%, 9/15/26	239,000	239,311
Southern Star Central Corp.
5.125%, 7/15/22§	315,000	326,989
Southwestern Energy Co.
7.750%, 10/1/27	220,000	228,800
Summit Midstream Holdings LLC
5.500%, 8/15/22	358,000	359,790
Targa Resources Partners LP
6.750%, 3/15/24	270,000	291,681
Ultra Resources, Inc.
6.875%, 4/15/22§	451,000	459,479
Western Refining Logistics LP
7.500%, 2/15/23	500,000	535,000
Whiting Petroleum Corp.
5.000%, 3/15/19	223,000	223,624

		16,476,884

Total Energy		17,395,608

Financials (6.5%)
Capital Markets (1.2%)
Drawbridge Special Opportunities Fund LP
5.000%, 8/1/21§	975,000	994,328
Eagle Holding Co. II LLC
7.625%, 5/15/22 PIK§	1,379,000	1,430,712

		2,425,040

Consumer Finance (0.9%)
Ally Financial, Inc.
4.625%, 5/19/22	286,000	299,943
Enova International, Inc.
9.750%, 6/1/21	155,000	163,331
8.500%, 9/1/24§	369,000	369,000
Lincoln Finance Ltd.
7.375%, 4/15/21§	575,000	606,625
TMX Finance LLC
8.500%, 9/15/18§	318,000	293,951

		1,732,850

Diversified Financial Services (0.6%)
ASP AMC Merger Sub, Inc.
8.000%, 5/15/25§	700,000	673,750
Jefferies LoanCore LLC
6.875%, 6/1/20§	450,000	465,750

		1,139,500

Insurance (2.9%)
Alliant Holdings Intermediate LLC
8.250%, 8/1/23§	1,325,000	1,401,188
American Equity Investment Life Holding Co.
5.000%, 6/15/27	200,000	206,464
AssuredPartners, Inc.
7.000%, 8/15/25§	850,000	870,719
Hub Holdings LLC
8.125%, 7/15/19 PIK§	500,000	501,250
HUB International Ltd.
7.875%, 10/1/21§	1,575,000	1,638,000
NFP Corp.
6.875%, 7/15/25§	975,000	989,625

		5,607,246

Thrifts & Mortgage Finance (0.9%)
Ladder Capital Finance Holdings LLLP
5.250%, 10/1/25(b)§	600,000	596,100
Provident Funding Associates LP
6.375%, 6/15/25§	525,000	552,234
Stearns Holdings LLC
9.375%, 8/15/20§	672,000	701,400

		1,849,734

Total Financials		12,754,370

Health Care (10.1%)
Biotechnology (0.2%)
Sterigenics-Nordion Topco LLC
8.125%, 11/1/21 PIK§	352,000	358,618

Health Care Equipment & Supplies (0.6%)
Alere, Inc.
7.250%, 7/1/18	455,000	455,728
Greatbatch Ltd.
9.125%, 11/1/23§	479,000	521,870
Sterigenics-Nordion Holdings LLC
6.500%, 5/15/23§	157,000	163,280

		1,140,878

Health Care Providers & Services (8.1%)
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	700,000	723,625
Centene Corp.
6.125%, 2/15/24	275,000	297,000
DaVita, Inc.
5.750%, 8/15/22	750,000	771,600
5.125%, 7/15/24	850,000	851,105
Envision Healthcare Corp.
5.125%, 7/1/22§	600,000	622,500
5.625%, 7/15/22	350,000	364,455
6.250%, 12/1/24§	160,000	171,000
HCA, Inc.
7.500%, 2/15/22	555,000	635,974
7.690%, 6/15/25	254,000	295,275
5.875%, 2/15/26	245,000	263,081
4.500%, 2/15/27	425,000	433,500
HealthSouth Corp.
5.750%, 11/1/24	400,000	410,520
IASIS Healthcare LLC
8.375%, 5/15/19	230,000	230,138
LifePoint Health, Inc.
5.500%, 12/1/21	362,000	373,765
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	637,000	684,775
Opal Acquisition, Inc.
7.500%, 7/1/24§	28,000	27,230
RegionalCare Hospital Partners Holdings, Inc.
8.250%, 5/1/23§	1,725,000	1,813,406
Select Medical Corp.
6.375%, 6/1/21	650,000	669,500
SP Finco LLC
6.750%, 7/1/25(x)§	377,000	353,928
Surgery Center Holdings, Inc.
8.875%, 4/15/21§	1,287,000	1,349,806
Team Health Holdings, Inc.
6.375%, 2/1/25(x)§	1,435,000	1,359,663

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Tenet Healthcare Corp.
7.500%, 1/1/22§	$723,000	$765,476
6.750%, 6/15/23(x)	150,000	144,000
4.625%, 7/15/24§	400,000	396,400
5.125%, 5/1/25(x)§	843,000	832,462
7.000%, 8/1/25(x)§	495,000	463,444
WellCare Health Plans, Inc.
5.250%, 4/1/25	270,000	284,175
West Street Merger Sub, Inc.
6.375%, 9/1/25§	310,000	308,853

		15,896,656

Health Care Technology (0.2%)
Quintiles IMS, Inc.
4.875%, 5/15/23§	409,000	426,383

Pharmaceuticals (1.0%)
Endo Finance LLC
7.250%, 1/15/22§	371,000	347,367
inVentiv Group Holdings, Inc.
7.500%, 10/1/24§	393,000	436,230
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20§	30,000	30,075
7.500%, 7/15/21§	495,000	493,453
6.500%, 3/15/22§	200,000	211,500
6.125%, 4/15/25§	525,000	460,058

		1,978,683

Total Health Care		19,801,218

Industrials (11.4%)
Aerospace & Defense (1.7%)
CBC Ammo LLC
7.250%, 11/15/21§	875,000	885,938
Spirit AeroSystems, Inc.
5.250%, 3/15/22	328,000	337,819
TransDigm, Inc.
5.500%, 10/15/20	32,000	32,560
6.000%, 7/15/22	543,000	564,041
6.500%, 5/15/25	500,000	514,400
6.375%, 6/15/26	725,000	743,125
Triumph Group, Inc.
7.750%, 8/15/25§	284,000	298,910

		3,376,793

Airlines (0.4%)
Intrepid Aviation Group Holdings LLC
6.875%, 2/15/19§	818,000	801,640

Building Products (1.3%)
Builders FirstSource, Inc.
10.750%, 8/15/23§	284,000	324,115
Reliance Intermediate Holdings LP
6.500%, 4/1/23§	750,000	797,813
Standard Industries, Inc.
5.500%, 2/15/23§	610,000	645,075
6.000%, 10/15/25§	220,000	240,020
Summit Materials LLC
6.125%, 7/15/23	504,000	531,720

		2,538,743

Commercial Services & Supplies (2.3%)
ACCO Brands Corp.
5.250%, 12/15/24§	340,000	352,750
Covanta Holding Corp.
6.375%, 10/1/22	195,000	200,362
5.875%, 7/1/25	136,000	133,960
CSVC Acquisition Corp.
7.750%, 6/15/25§	175,000	171,290
KAR Auction Services, Inc.
5.125%, 6/1/25§	300,000	312,000
Multi-Color Corp.
6.125%, 12/1/22§	369,000	386,989
4.875%, 11/1/25(b)§	189,000	191,079
Nielsen Co. Luxembourg SARL (The)
5.500%, 10/1/21§	200,000	205,750
Nielsen Finance LLC
5.000%, 4/15/22§	950,000	984,485
Prime Security Services Borrower LLC
9.250%, 5/15/23§	1,360,000	1,500,896

		4,439,561

Construction & Engineering (1.1%)
AECOM
5.750%, 10/15/22	1,080,000	1,130,544
AECOM Global II LLC
5.000%, 4/1/22	265,000	275,103
Michael Baker Holdings LLC
8.875%, 4/15/19 PIK§	235,000	234,706
Michael Baker International LLC
8.250%, 10/15/18§	491,000	491,000

		2,131,353

Machinery (1.4%)
Amsted Industries, Inc.
5.000%, 3/15/22§	850,000	877,625
Novelis Corp.
6.250%, 8/15/24§	275,000	286,687
5.875%, 9/30/26§	513,000	521,978
Shape Technologies Group, Inc.
7.625%, 2/1/20§	364,000	375,830
Welbilt, Inc.
9.500%, 2/15/24	487,000	558,832

		2,620,952

Professional Services (0.5%)
Jaguar Holding Co. II
6.375%, 8/1/23§	1,005,000	1,051,532

Road & Rail (2.6%)
DAE Funding LLC
4.500%, 8/1/22§	300,000	307,462
5.000%, 8/1/24§	1,278,000	1,309,950
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	837,000	857,925
Neovia Logistics Services LLC
8.875%, 8/1/20§	681,000	571,223
Park Aerospace Holdings Ltd.
5.250%, 8/15/22§	475,000	494,000
5.500%, 2/15/24(x)§	1,014,000	1,064,700
Watco Cos. LLC
6.375%, 4/1/23§	455,000	470,925

		5,076,185

Trading Companies & Distributors (0.1%)
United Rentals North America, Inc.
4.875%, 1/15/28	225,000	225,563

Total Industrials		22,262,322

Information Technology (10.9%)
Communications Equipment (1.4%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	275,000	301,125

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
CommScope Technologies LLC
6.000%, 6/15/25§	$1,115,000	$1,194,500
ViaSat, Inc.
6.875%, 6/15/20	273,000	277,832
5.625%, 9/15/25(b)§	1,025,000	1,031,765

		2,805,222

Internet Software & Services (1.2%)
Bankrate, Inc.
6.125%, 8/15/18§	264,000	263,505
GTT Communications, Inc.
7.875%, 12/31/24§	403,000	428,187
Match Group, Inc.
6.375%, 6/1/24	240,000	260,550
Rackspace Hosting, Inc.
8.625%, 11/15/24(x)§	458,000	487,862
Zayo Group LLC
6.000%, 4/1/23	375,000	396,113
5.750%, 1/15/27§	429,000	454,225

		2,290,442

IT Services (1.7%)
Alliance Data Systems Corp.
6.375%, 4/1/20§	650,000	658,125
5.875%, 11/1/21§	300,000	311,640
5.375%, 8/1/22§	1,275,000	1,313,250
Exela Intermediate LLC
10.000%, 7/15/23§	330,000	324,654
First Data Corp.
7.000%, 12/1/23§	287,000	306,459
Gartner, Inc.
5.125%, 4/1/25§	179,000	188,845
Unisys Corp.
10.750%, 4/15/22§	250,000	276,875

		3,379,848

Semiconductors & Semiconductor Equipment (0.4%)
NXP BV
3.875%, 9/1/22§	250,000	260,625
4.625%, 6/1/23§	546,000	584,902

		845,527

Software (5.5%)
Ascend Learning LLC
6.875%, 8/1/25§	553,000	582,751
BCP Singapore VI Cayman Financing Co. Ltd.
8.000%, 4/15/21§	335,000	329,138
BMC Software, Inc.
7.250%, 6/1/18	117,000	119,779
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	741,000	740,074
Change Healthcare Holdings LLC
5.750%, 3/1/25§	825,000	841,500
CURO Financial Technologies Corp.
12.000%, 3/1/22§	593,000	639,328
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	825,000	932,250
Infor US, Inc.
5.750%, 8/15/20§	235,000	241,768
6.500%, 5/15/22	1,300,000	1,347,937
Informatica LLC
7.125%, 7/15/23§	1,195,000	1,206,950
Nuance Communications, Inc.
5.375%, 8/15/20§	270,000	274,387
PTC, Inc.
6.000%, 5/15/24	500,000	539,375
Sophia LP
9.000%, 9/30/23§	1,835,000	1,899,225
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23	950,000	1,000,659

		10,695,121

Technology Hardware, Storage & Peripherals (0.7%)
Dell International LLC
5.875%, 6/15/21§	788,000	823,775
7.125%, 6/15/24(x)§	238,000	262,704
NCR Corp.
4.625%, 2/15/21	210,000	213,938
5.875%, 12/15/21	127,000	131,229

		1,431,646

Total Information Technology		21,447,806

Materials (4.0%)
Chemicals (1.8%)
Blue Cube Spinco, Inc.
10.000%, 10/15/25	232,000	285,360
Eco Services Operations LLC
8.500%, 11/1/22§	448,000	465,920
Huntsman International LLC
4.875%, 11/15/20	284,000	300,699
INEOS Group Holdings SA
5.625%, 8/1/24§	280,000	290,864
Koppers, Inc.
6.000%, 2/15/25§	283,000	303,517
NOVA Chemicals Corp.
4.875%, 6/1/24§	265,000	267,809
Nufarm Australia Ltd.
6.375%, 10/15/19§	613,000	624,494
PQ Corp.
6.750%, 11/15/22§	233,000	252,223
Rayonier AM Products, Inc.
5.500%, 6/1/24(x)§	680,000	657,050

		3,447,936

Containers & Packaging (1.5%)
Berry Global, Inc.
6.000%, 10/15/22	250,000	265,750
5.125%, 7/15/23	247,000	258,436
BWAY Holding Co.
5.500%, 4/15/24§	320,000	334,400
7.250%, 4/15/25§	655,000	673,602
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	678,000	689,933
5.125%, 7/15/23§	625,000	652,250

		2,874,371

Metals & Mining (0.7%)
Aleris International, Inc.
7.875%, 11/1/20(x)	314,000	313,623
9.500%, 4/1/21§	700,000	745,500
ArcelorMittal
7.500%, 10/15/39	295,000	354,738
SunCoke Energy, Inc.
7.625%, 8/1/19	37,000	36,907

		1,450,768

Total Materials		7,773,075

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Equinix, Inc. (REIT)
5.375%, 4/1/23	300,000	312,240
5.875%, 1/15/26	250,000	274,700

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	$175,000	$181,125
MGM Growth Properties Operating Partnership LP (REIT)
5.625%, 5/1/24	250,000	271,050
MPT Operating Partnership LP (REIT)
5.000%, 10/15/27	600,000	614,280
SBA Communications Corp. (REIT)
4.875%, 9/1/24	255,000	262,982
Uniti Group LP (REIT)
7.125%, 12/15/24§	198,000	167,567

		2,083,944

Real Estate Management & Development (0.4%)
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	414,000	441,945
Howard Hughes Corp. (The)
5.375%, 3/15/25§	458,000	464,870

		906,815

Total Real Estate		2,990,759

Telecommunication Services (8.9%)
Diversified Telecommunication Services (5.4%)
CCO Holdings LLC
5.250%, 3/15/21	275,000	283,250
5.250%, 9/30/22	177,000	182,089
5.125%, 5/1/23§	1,255,000	1,308,212
5.875%, 4/1/24§	375,000	397,987
5.750%, 2/15/26§	360,000	378,216
5.875%, 5/1/27§	600,000	630,000
CenturyLink, Inc.
Series G
6.875%, 1/15/28	255,000	246,394
Series V
5.625%, 4/1/20	300,000	312,750
Series W
6.750%, 12/1/23	80,000	80,900
Cincinnati Bell, Inc.
7.000%, 7/15/24§	367,000	359,660
Frontier Communications Corp.
6.250%, 9/15/21	123,000	101,131
Intelsat Jackson Holdings SA
7.250%, 10/15/20(x)	710,000	684,298
Intelsat Luxembourg SA
8.125%, 6/1/23	445,000	278,703
Level 3 Financing, Inc.
5.375%, 8/15/22	625,000	643,625
5.125%, 5/1/23	350,000	355,460
SFR Group SA
6.000%, 5/15/22§	1,225,000	1,279,022
7.375%, 5/1/26§	625,000	675,000
Sprint Capital Corp.
6.900%, 5/1/19	175,000	186,602
6.875%, 11/15/28	275,000	307,670
8.750%, 3/15/32	595,000	760,113
Virgin Media Finance plc
6.000%, 10/15/24§	600,000	631,080
Windstream Services LLC
7.750%, 10/15/20(x)	620,000	496,000

		10,578,162

Wireless Telecommunication Services (3.5%)
Digicel Group Ltd.
8.250%, 9/30/20§	612,000	597,851
Digicel Ltd.
6.000%, 4/15/21§	720,000	705,521
6.750%, 3/1/23(x)§	255,000	250,219
Hughes Satellite Systems Corp.
6.500%, 6/15/19	490,000	521,262
7.625%, 6/15/21	150,000	170,325
Sprint Communications, Inc.
7.000%, 8/15/20	135,000	147,501
Sprint Corp.
7.875%, 9/15/23	675,000	783,000
7.125%, 6/15/24	1,325,000	1,490,625
T-Mobile USA, Inc.
6.000%, 3/1/23	967,000	1,017,767
6.000%, 4/15/24	550,000	585,090
6.375%, 3/1/25	225,000	242,257
5.375%, 4/15/27	260,000	280,313

		6,791,731

Total Telecommunication Services		17,369,893

Utilities (0.6%)
Independent Power and Renewable Electricity Producers (0.5%)
Calpine Corp.
5.750%, 1/15/25(x)	260,000	245,752
NRG Energy, Inc.
7.875%, 5/15/21	234,000	240,154
Talen Energy Supply LLC
6.500%, 5/1/18(x)	188,000	189,880
4.600%, 12/15/21	390,000	320,541

		996,327

Water Utilities (0.1%)
CD&R Waterworks Merger Sub LLC
6.125%, 8/15/25§	149,000	152,919

Total Utilities		1,149,246

Total Corporate Bonds		164,277,114

Loan Participations (1.2%)
Health Care (0.5%)
Health Care Providers & Services (0.5%)
National Veterinary Associates, 2nd Lien Term Loan
8.296%, 8/8/22	850,000	855,313

Total Health Care		855,313

Information Technology (0.7%)
Internet Software & Services (0.7%)
Asurion Term Loan
8.726%, 8/4/25	1,350,000	1,379,531

Total Information Technology		1,379,531

Total Loan Participations		2,234,844

Total Long-Term Debt Securities (85.1%) (Cost $162,620,199)		166,511,958

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares iBoxx $ High Yield Corporate Bond Fund(x)	115,150	10,220,714
SPDR Bloomberg Barclays High Yield Bond Fund(x)	274,405	10,240,794

Total Exchange Traded Funds (10.4%) (Cost $20,354,440)		20,461,508

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	2,849,907	$2,850,762

	Principal Amount	Value (Note 1)
Repurchase Agreements (13.6%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $2,200,293, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $2,245,198.(xx)	$2,200,000	2,200,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,900,166, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $1,938,001.(xx)	1,900,000	1,900,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $600,063, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $612,006.(xx)	600,000	600,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $900,094, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $918,004.(xx)	900,000	900,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $2,400,240, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $2,448,008.(xx)	2,400,000	2,400,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,800,180, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $1,836,010.(xx)	1,800,000	1,800,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,275,050, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,300,436.(xx)	1,274,937	1,274,937
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $2,300,479, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,347,789.(xx)	2,300,000	2,300,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $1,200,104, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,224,933.(xx)	1,200,000	1,200,000
Natixis, 1.25%, dated 9/26/17, due 10/3/17, repurchase price $5,000,694, collateralized by various U.S. Government Agency Securities, ranging from 1.636%-4.000%, maturing 7/1/33-8/20/47, U.S. Government Treasury Securities, 1.750%, maturing 4/30/22; total market value $5,101,063.(xx)	5,000,000	5,000,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $4,000,393, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $4,080,402.(xx)	4,000,000	4,000,000

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $510,000.(xx)	$500,000	$500,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $510,000.(xx)	500,000	500,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $2,000,408, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $2,040,005.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		26,574,937

Total Short-Term Investments (15.0%) (Cost $29,425,780)		29,425,699

Total Investments (110.5%) (Cost $212,400,419)		216,399,165
Other Assets Less Liabilities (-10.5%)		(20,640,799)

Net Assets (100%)		$195,758,366

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2017, the market value of these securities amounted to $105,578,900 or 53.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2017, the market value of these securities amounted to $5,330,327 or 2.7% of net assets.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $25,987,381. This was secured by cash collateral of $26,574,937 which was subsequently invested in joint repurchase agreements with a total value of $26,574,937, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$29,635,793	$—	$29,635,793
Consumer Staples	—	11,697,024	—	11,697,024
Energy	—	17,395,608	—	17,395,608
Financials	—	12,754,370	—	12,754,370
Health Care	—	19,801,218	—	19,801,218
Industrials	—	22,262,322	—	22,262,322
Information Technology	—	21,447,806	—	21,447,806
Materials	—	7,773,075	—	7,773,075
Real Estate	—	2,990,759	—	2,990,759
Telecommunication Services	—	17,369,893	—	17,369,893
Utilities	—	1,149,246	—	1,149,246
Exchange Traded Funds	20,461,508	—	—	20,461,508
Loan Participations
Health Care	—	855,313	—	855,313
Information Technology	—	1,379,531	—	1,379,531
Short-Term Investments
Investment Companies	2,850,762	—	—	2,850,762
Repurchase Agreements	—	26,574,937	—	26,574,937

Total Assets	$23,312,270	$193,086,895	$—	$216,399,165

Total Liabilities	$—	$—	$—	$—

Total	$23,312,270	$193,086,895	$—	$216,399,165

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,076,367
Aggregate gross unrealized depreciation	(1,272,933)

Net unrealized appreciation	$3,803,434

Federal income tax cost of investment securities and derivative instruments, if applicable	$212,595,731

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.2%)
Auto Components (1.0%)
Clean Diesel Technologies, Inc.*	1,725	$2,984
Fox Factory Holding Corp.*	16,714	720,373
Horizon Global Corp.*	4,296	75,781
Modine Manufacturing Co.*	8,538	164,357
Motorcar Parts of America, Inc.*	3,270	96,334
Shiloh Industries, Inc.*	2,472	25,709
Stoneridge, Inc.*	4,650	92,117
Strattec Security Corp.	625	25,563
Superior Industries International, Inc.	4,311	71,778
Tower International, Inc.	3,413	92,834
Unique Fabricating, Inc.	1,165	9,844
Workhorse Group, Inc.(x)*	4,625	12,765

		1,390,439

Automobiles (0.2%)
Winnebago Industries, Inc.	5,443	243,574

Distributors (0.1%)
AMCON Distributing Co.	60	5,100
Educational Development Corp.	539	5,174
VOXX International Corp.*	3,536	30,233
Weyco Group, Inc.	1,124	31,899

		72,406

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	2,774	58,393
Ascent Capital Group, Inc., Class A*	1,921	25,050
Bridgepoint Education, Inc.*	3,226	30,970
Cambium Learning Group, Inc.*	2,496	16,548
Career Education Corp.*	11,805	122,654
Carriage Services, Inc.	2,697	69,043
Chegg, Inc.*	90,227	1,338,968
Collectors Universe, Inc.	1,292	30,969
K12, Inc.*	5,938	105,934
Liberty Tax, Inc.	1,157	16,661
Lincoln Educational Services Corp.*	4,132	10,330
National American University Holdings, Inc.	1,544	3,304
Regis Corp.*	6,199	88,460
Universal Technical Institute, Inc.*	3,138	10,889

		1,928,173

Hotels, Restaurants & Leisure (1.8%)
Ark Restaurants Corp.	361	8,610
Biglari Holdings, Inc.*	179	59,659
Bravo Brio Restaurant Group, Inc.*	2,257	5,135
Canterbury Park Holding Corp.	441	5,446
Carrols Restaurant Group, Inc.*	6,022	65,640
Century Casinos, Inc.*	3,719	30,533
Chuy’s Holdings, Inc.*	2,901	61,066
Del Frisco’s Restaurant Group, Inc.*	3,653	53,151
Del Taco Restaurants, Inc.*	83,104	1,274,815
Denny’s Corp.*	11,381	141,693
Diversified Restaurant Holdings, Inc.*	2,603	5,414
Dover Downs Gaming & Entertainment, Inc.*	3,141	3,235
Dover Motorsports, Inc.	2,635	5,402
Drive Shack, Inc.	10,833	39,107
El Pollo Loco Holdings, Inc.*	3,574	43,424
Empire Resorts, Inc.*	578	12,918
Flanigan’s Enterprises, Inc.	153	3,726
Fogo De Chao, Inc.*	1,657	20,547
Full House Resorts, Inc.*	3,750	10,463
Gaming Partners International Corp.	658	7,304
Golden Entertainment, Inc.*	1,862	45,396
Good Times Restaurants, Inc.*	1,582	4,271
Habit Restaurants, Inc. (The), Class A(x)*	3,531	46,080
Inspired Entertainment, Inc.(x)*	683	9,050
J Alexander’s Holdings, Inc.*	2,244	26,030
Jamba, Inc.(x)*	2,213	19,120
Kona Grill, Inc.(x)*	1,299	4,936
Lindblad Expeditions Holdings, Inc.*	3,460	37,022
Luby’s, Inc.(x)*	3,227	8,552
Marcus Corp. (The)	3,246	89,914
Monarch Casino & Resort, Inc.*	1,874	74,079
Nathan’s Famous, Inc.*	498	36,827
Nevada Gold & Casinos, Inc.*	2,918	6,828
Noodles & Co.(x)*	1,962	8,633
ONE Group Hospitality, Inc. (The)*	2,993	5,028
Papa Murphy’s Holdings, Inc.(x)*	2,293	13,643
Peak Resorts, Inc.	2,080	9,048
Potbelly Corp.*	4,047	50,183
RCI Hospitality Holdings, Inc.	1,600	39,600
Red Lion Hotels Corp.*	2,915	25,215
Ruby Tuesday, Inc.*	10,412	22,282
Ruth’s Hospitality Group, Inc.	5,104	106,929
Town Sports International Holdings, Inc.*	2,168	15,176
YogaWorks, Inc.*	1,274	3,529
Zoe’s Kitchen, Inc.(x)*	3,360	42,437

		2,607,096

Household Durables (3.8%)
AV Homes, Inc.*	2,195	37,644
Bassett Furniture Industries, Inc.	1,772	66,804
Beazer Homes USA, Inc.*	5,403	101,252
Cavco Industries, Inc.*	4,194	618,825
Century Communities, Inc.*	3,298	81,461
CSS Industries, Inc.	1,559	44,930
Dixie Group, Inc. (The)*	2,651	10,604
Emerson Radio Corp.*	270	362
Flexsteel Industries, Inc.	1,327	67,279
Green Brick Partners, Inc.*	4,085	40,442
Hooker Furniture Corp.	1,988	94,927
Hovnanian Enterprises, Inc., Class A*	21,869	42,207
LGI Homes, Inc.(x)*	35,667	1,732,347
Libbey, Inc.	3,847	35,623
Lifetime Brands, Inc.	1,714	31,366
M/I Homes, Inc.*	4,218	112,747
NACCO Industries, Inc., Class A	712	61,090
New Home Co., Inc. (The)*	2,133	23,804
Nova Lifestyle, Inc.*	773	1,283
PICO Holdings, Inc.*	3,909	65,280
Skyline Corp.*	1,221	14,762
SodaStream International Ltd.*	19,915	1,323,352
Universal Electronics, Inc.*	12,365	783,941
Vuzix Corp.(x)*	2,911	15,865
ZAGG, Inc.*	4,709	74,167

		5,482,364

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	4,555	44,867
CafePress, Inc.*	1,105	2,000
Duluth Holdings, Inc., Class B(x)*	1,644	33,357
EVINE Live, Inc.*	10,127	10,532
FTD Cos., Inc.*	2,957	38,559
Gaia, Inc., Class A*	1,496	17,952
Overstock.com, Inc.*	2,931	87,051
PetMed Express, Inc.	3,427	113,605
US Auto Parts Network, Inc.*	3,096	8,947

		356,870

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (1.5%)
Clarus Corp.*	3,698	$27,735
Escalade, Inc.	1,867	25,391
JAKKS Pacific, Inc.*	3,283	9,849
Johnson Outdoors, Inc., Class A	854	62,581
Malibu Boats, Inc., Class A*	56,953	1,801,993
Marine Products Corp.	1,345	21,587
MCBC Holdings, Inc.*	3,220	65,624
Nautilus, Inc.*	5,270	89,063
Summer Infant, Inc.*	1,436	2,714

		2,106,537

Media (0.6%)
AH Belo Corp., Class A	3,123	14,366
Ballantyne Strong, Inc.*	2,026	12,359
Beasley Broadcast Group, Inc., Class A	858	10,039
Central European Media Enterprises Ltd., Class A*	14,344	58,093
Daily Journal Corp.(x)*	188	41,099
Emmis Communications Corp., Class A*	1,784	5,923
Entercom Communications Corp., Class A(x)	4,896	56,059
Entravision Communications Corp., Class A	11,568	65,938
Global Eagle Entertainment, Inc.*	8,938	30,568
Harte-Hanks, Inc.*	8,461	9,053
Hemisphere Media Group, Inc.*	2,716	32,456
Lee Enterprises, Inc.(x)*	9,331	20,528
McClatchy Co. (The), Class A*	875	6,466
MDC Partners, Inc., Class A*	9,731	107,041
National CineMedia, Inc.	10,806	75,426
New Media Investment Group, Inc.	8,870	131,186
Reading International, Inc., Class A*	2,942	46,248
Saga Communications, Inc., Class A	656	29,914
Salem Media Group, Inc.	2,065	13,629
Townsquare Media, Inc., Class A*	1,578	15,780
tronc, Inc.*	3,432	49,867
Urban One, Inc., Class D*	4,244	7,003
Xcel Brands, Inc.*	1,406	5,202

		844,243

Multiline Retail (0.0%)
Fred’s, Inc., Class A(x)	6,282	40,456
Tuesday Morning Corp.(x)*	7,772	24,870

		65,326

Specialty Retail (1.3%)
America’s Car-Mart, Inc.*	1,259	51,776
At Home Group, Inc.(x)*	23,267	531,418
Barnes & Noble Education, Inc.*	6,695	43,584
Barnes & Noble, Inc.	10,393	78,987
bebe stores, Inc.(x)*	543	2,791
Big 5 Sporting Goods Corp.(x)	3,440	26,316
Boot Barn Holdings, Inc.(x)*	2,116	18,832
Build-A-Bear Workshop, Inc.*	2,396	21,923
Christopher & Banks Corp.(x)*	5,444	7,404
Citi Trends, Inc.	2,529	50,251
Conn’s, Inc.(x)*	3,224	90,756
Container Store Group, Inc. (The)(x)*	2,937	12,365
Destination Maternity Corp.(x)*	2,131	3,559
Destination XL Group, Inc.(x)*	6,331	12,029
DGSE Cos., Inc.*	1,166	1,562
Francesca’s Holdings Corp.*	6,474	47,649
GNC Holdings, Inc., Class A(x)	11,716	103,569
Haverty Furniture Cos., Inc.	3,279	85,746
Hibbett Sports, Inc.*	3,596	51,243
J. Jill, Inc.*	2,092	22,782
Kirkland’s, Inc.*	2,702	30,884
Lumber Liquidators Holdings, Inc.*	4,860	189,443
MarineMax, Inc.*	4,400	72,820
New York & Co., Inc.*	5,287	10,997
Pier 1 Imports, Inc.	14,167	59,360
Sears Hometown and Outlet Stores, Inc.(x)*	1,809	4,613
Shoe Carnival, Inc.	2,045	45,767
Sportsman’s Warehouse Holdings, Inc.(x)*	6,384	28,792
Stage Stores, Inc.(x)	4,561	8,392
Stein Mart, Inc.(x)	5,294	6,882
Tandy Leather Factory, Inc.*	1,022	8,074
Tilly’s, Inc., Class A	2,264	27,145
Trans World Entertainment Corp.*	1,631	3,262
Vitamin Shoppe, Inc.*	3,773	20,186
Winmark Corp.	412	54,281
Zumiez, Inc.*	3,240	58,644

		1,894,084

Textiles, Apparel & Luxury Goods (0.4%)
Cherokee, Inc.*	2,264	6,226
Crocs, Inc.*	12,916	125,284
Crown Crafts, Inc.	1,553	10,095
Culp, Inc.	1,886	61,767
Delta Apparel, Inc.*	1,184	25,468
Iconix Brand Group, Inc.*	8,790	50,015
Lakeland Industries, Inc.*	1,120	15,792
Movado Group, Inc.	2,661	74,508
Perry Ellis International, Inc.*	2,248	53,188
Rocky Brands, Inc.	1,208	16,187
Sequential Brands Group, Inc.*	7,042	21,056
Superior Uniform Group, Inc.	1,452	33,251
Unifi, Inc.*	2,659	94,740
Vera Bradley, Inc.*	3,515	30,967

		618,544

Total Consumer Discretionary		17,609,656

Consumer Staples (2.2%)
Beverages (1.3%)
Castle Brands, Inc.(x)*	15,172	20,330
Craft Brew Alliance, Inc.*	2,181	38,277
Long Island Iced Tea Corp.*	828	2,062
MGP Ingredients, Inc.(x)	25,513	1,546,852
New Age Beverages Corp.*	4,654	15,870
Primo Water Corp.*	4,403	52,176
Reed’s, Inc.*	1,792	3,942
Willamette Valley Vineyards, Inc.*	769	6,060

		1,685,569

Food & Staples Retailing (0.5%)
Chefs’ Warehouse, Inc. (The)*	31,230	602,739
Natural Grocers by Vitamin Cottage, Inc.(x)*	1,561	8,710
Village Super Market, Inc., Class A	1,347	33,325

		644,774

Food Products (0.3%)
Alico, Inc.	562	19,192
Bridgford Foods Corp.*	297	3,579
Farmer Brothers Co.*	1,524	50,063
Freshpet, Inc.*	4,273	66,872
Inventure Foods, Inc.(x)*	3,371	15,810
John B Sanfilippo & Son, Inc.	1,497	100,764
Landec Corp.*	4,693	60,774
Lifeway Foods, Inc.*	768	6,835
Limoneira Co.	2,089	48,402
Omega Protein Corp.	3,862	64,302
Rocky Mountain Chocolate Factory, Inc.	865	10,216

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
S&W Seed Co.*	2,431	$7,658
Seneca Foods Corp., Class A*	1,215	41,918

		496,385

Household Products (0.0%)
Ocean Bio-Chem, Inc.	156	788
Oil-Dri Corp. of America	865	42,324
Orchids Paper Products Co.(x)	1,609	22,655

		65,767

Personal Products (0.1%)
Lifevantage Corp.*	2,463	10,394
Mannatech, Inc.	392	5,566
Medifast, Inc.	1,853	110,013
Natural Alternatives International, Inc.*	924	9,841
Natural Health Trends Corp.	1,278	30,544
Nature’s Sunshine Products, Inc.	1,871	18,991
United-Guardian, Inc.	553	10,396

		195,745

Tobacco (0.0%)
22nd Century Group, Inc.(x)*	14,266	39,517
Alliance One International, Inc.*	1,468	16,001
Turning Point Brands, Inc.*	897	15,249

		70,767

Total Consumer Staples		3,159,007

Energy (3.3%)
Energy Equipment & Services (1.4%)
Aspen Aerogels, Inc.*	2,925	12,724
Basic Energy Services, Inc.*	3,053	58,923
Bristow Group, Inc.(x)	5,640	52,734
CARBO Ceramics, Inc.(x)*	4,045	34,908
Dawson Geophysical Co.(x)*	3,568	16,163
ENGlobal Corp.*	2,491	3,164
Era Group, Inc.*	3,347	37,453
Geospace Technologies Corp.*	2,312	41,200
Gulf Island Fabrication, Inc.	2,348	29,820
Hornbeck Offshore Services, Inc.(x)*	5,724	23,125
Independence Contract Drilling, Inc.*	5,988	22,754
ION Geophysical Corp.*	1,610	15,311
Key Energy Services, Inc.(x)*	1,620	21,335
Mammoth Energy Services, Inc.*	1,406	23,705
Matrix Service Co.*	4,589	69,753
Mitcham Industries, Inc.*	1,968	6,868
Natural Gas Services Group, Inc.*	2,173	61,713
Newpark Resources, Inc.*	14,544	145,440
Nordic American Offshore Ltd.	6,724	9,481
Parker Drilling Co.*	23,636	26,000
PHI, Inc. (Non-Voting)*	2,094	24,625
Pioneer Energy Services Corp.*	13,415	34,208
Profire Energy, Inc.*	4,510	8,975
Ranger Energy Services, Inc.*	1,023	15,038
RigNet, Inc.*	2,306	39,663
SAExploration Holdings, Inc.*	811	2,036
SEACOR Holdings, Inc.*	2,796	128,924
SEACOR Marine Holdings, Inc.*	2,865	44,809
Smart Sand, Inc.*	3,860	26,171
Solaris Oilfield Infrastructure, Inc., Class A(x)*	45,763	797,648
Tesco Corp.*	8,048	43,862
TETRA Technologies, Inc.*	20,084	57,440
Willbros Group, Inc.*	7,906	25,457

		1,961,430

Oil, Gas & Consumable Fuels (1.9%)
Abraxas Petroleum Corp.*	26,765	50,318
Adams Resources & Energy, Inc.	366	15,189
Approach Resources, Inc.(x)*	7,620	19,126
Ardmore Shipping Corp.*	5,002	41,267
Bill Barrett Corp.*	13,301	57,061
Bonanza Creek Energy, Inc.*	3,510	115,795
California Resources Corp.(x)*	7,488	78,324
Centrus Energy Corp., Class A*	919	3,428
Clean Energy Fuels Corp.*	23,939	59,369
Cloud Peak Energy, Inc.*	13,052	47,770
Comstock Resources, Inc.*	2,431	14,780
Contango Oil & Gas Co.*	4,187	21,061
DHT Holdings, Inc.	14,763	58,757
Dorian LPG Ltd.*	3,298	22,492
Earthstone Energy, Inc.*	3,353	36,849
Eclipse Resources Corp.*	15,355	38,388
Energy Fuels, Inc.(x)*	11,878	19,005
Evolution Petroleum Corp.	4,461	32,119
GasLog Ltd.(x)	47,796	834,041
Gastar Exploration, Inc.(x)*	30,682	26,988
Gener8 Maritime, Inc.*	8,336	37,595
Hallador Energy Co.	2,816	16,108
Isramco, Inc.*	138	16,008
Jones Energy, Inc., Class A(x)*	8,207	15,757
Lilis Energy, Inc.(x)*	7,517	33,601
Lonestar Resources US, Inc., Class A*	2,376	8,340
Midstates Petroleum Co., Inc.*	1,933	30,039
Navios Maritime Acquisition Corp.	14,464	17,646
Northern Oil and Gas, Inc.(x)*	8,874	7,987
Overseas Shipholding Group, Inc., Class A*	7,886	20,740
Pacific Ethanol, Inc.*	7,238	40,171
Panhandle Oil and Gas, Inc., Class A	2,713	64,569
Penn Virginia Corp.*	2,465	98,551
PetroQuest Energy, Inc.*	3,630	8,313
PrimeEnergy Corp.*	101	4,585
Renewable Energy Group, Inc.(x)*	6,654	80,846
REX American Resources Corp.*	1,005	94,299
Ring Energy, Inc.*	8,631	125,064
Rosehill Resources, Inc.*	500	4,115
Sanchez Energy Corp.(x)*	11,178	53,878
SandRidge Energy, Inc.*	6,082	122,188
SilverBow Resources, Inc.*	1,255	30,810
Stone Energy Corp.*	3,371	97,961
Teekay Tankers Ltd., Class A	21,460	34,765
Torchlight Energy Resources, Inc.(x)*	7,355	9,194
TransAtlantic Petroleum Ltd.*	4,986	4,288
Uranium Energy Corp.(x)*	21,453	29,605
VAALCO Energy, Inc.*	9,976	8,180
Vertex Energy, Inc.(x)*	4,209	3,199
W&T Offshore, Inc.*	16,605	50,645
Westmoreland Coal Co.*	3,147	8,025
Westwater Resources, Inc.(x)*	4,353	6,268
Zion Oil & Gas, Inc.(x)*	7,721	26,329

		2,801,796

Total Energy		4,763,226

Financials (16.2%)
Banks (11.1%)
1st Constitution Bancorp	1,138	20,655
Access National Corp.	2,593	74,315
ACNB Corp.	1,044	28,919
Allegiance Bancshares, Inc.*	2,005	73,784
American National Bankshares, Inc.	1,419	58,463
American River Bankshares	1,048	14,703
AmeriServ Financial, Inc.	2,987	11,948
Ames National Corp.	1,489	44,447
Anchor Bancorp, Inc.*	328	8,118
Arrow Financial Corp.	2,070	71,115

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Atlantic Capital Bancshares, Inc.*	3,652	$66,284
Auburn National Bancorp, Inc.	393	13,755
Bancorp of New Jersey, Inc.*	834	15,137
Bancorp, Inc. (The)*	8,582	70,973
Bank of Commerce Holdings	2,720	31,280
Bank of Marin Bancorp	1,046	71,651
Bank of South Carolina Corp.	607	11,533
Bankwell Financial Group, Inc.	1,056	39,009
Bar Harbor Bankshares	2,632	82,540
Bay Bancorp, Inc.*	1,257	14,267
BCB Bancorp, Inc.	1,655	23,087
Blue Hills Bancorp, Inc.	4,171	80,083
Bridge Bancorp, Inc.	19,934	676,759
Bryn Mawr Bank Corp.	18,166	795,671
BSB Bancorp, Inc.*	1,443	43,218
Byline Bancorp, Inc.*	41,149	874,828
C&F Financial Corp.	574	31,570
California First National Bancorp	413	7,475
Camden National Corp.	2,672	116,606
Capital City Bank Group, Inc.	1,932	46,387
Capstar Financial Holdings, Inc.*	1,526	29,879
Carolina Financial Corp.	2,512	90,131
Carolina Trust Bancshares, Inc.*	777	6,255
CB Financial Services, Inc.	632	18,802
CenterState Bank Corp.	55,391	1,484,480
Central Valley Community Bancorp	1,740	38,802
Century Bancorp, Inc., Class A	504	40,370
Chemung Financial Corp.	557	26,235
Citizens & Northern Corp.	2,039	50,078
Citizens First Corp.	406	9,679
Citizens Holding Co.	704	17,565
Civista Bancshares, Inc.	1,743	38,939
CNB Financial Corp.	2,592	70,813
CoBiz Financial, Inc.	6,573	129,094
Codorus Valley Bancorp, Inc.	1,427	43,823
Colony Bankcorp, Inc.	1,125	15,075
Commerce Union Bancshares, Inc.	1,227	28,442
Community Bankers Trust Corp.*	3,797	34,932
Community Financial Corp. (The)	697	24,653
Community First Bancshares, Inc.*	605	8,113
Community Trust Bancorp, Inc.	2,679	124,574
Community West Bancshares	1,141	11,809
ConnectOne Bancorp, Inc.	5,217	128,338
County Bancorp, Inc.	846	25,422
CU Bancorp*	2,889	112,021
Customers Bancorp, Inc.*	4,869	158,827
DNB Financial Corp.	549	19,325
Emclaire Financial Corp.	319	8,951
Enterprise Bancorp, Inc.	1,653	60,020
Equity Bancshares, Inc., Class A*	1,875	66,713
Esquire Financial Holdings, Inc.*	412	6,629
Evans Bancorp, Inc.	809	34,949
Farmers & Merchants Bancorp, Inc.	1,532	55,841
Farmers Capital Bank Corp.	1,277	53,698
Farmers National Banc Corp.	4,400	66,220
Fauquier Bankshares, Inc.	639	12,684
FB Financial Corp.(x)*	2,250	84,870
Fidelity Southern Corp.	3,757	88,815
Financial Institutions, Inc.	2,441	70,301
First Bancorp	4,229	145,520
First Bancorp, Inc.	1,779	53,921
First Bancshares, Inc. (The)	1,486	44,803
First Bank	2,173	28,901
First Business Financial Services, Inc.	1,460	33,215
First Community Bancshares, Inc.	2,894	84,244
First Community Corp.	1,100	22,495
First Connecticut Bancorp, Inc.	2,466	65,966
First Financial Corp.	1,841	87,632
First Financial Northwest, Inc.	1,457	24,754
First Foundation, Inc.*	4,953	88,609
First Guaranty Bancshares, Inc.	673	18,131
First Internet Bancorp	1,064	34,367
First Mid-Illinois Bancshares, Inc.	1,746	67,046
First Northwest Bancorp*	1,738	29,720
First of Long Island Corp. (The)	4,072	123,992
First South Bancorp, Inc.	1,587	29,407
First United Corp.*	1,214	20,031
First US Bancshares, Inc.	1,024	11,745
Flushing Financial Corp.	4,829	143,518
FNB Bancorp	924	31,342
Franklin Financial Network, Inc.*	2,035	72,548
German American Bancorp, Inc.	3,696	140,559
Glen Burnie Bancorp	89	974
Great Southern Bancorp, Inc.	1,891	105,234
Green Bancorp, Inc.*	3,733	88,285
Guaranty Bancorp	4,087	113,619
Guaranty Bancshares, Inc.	360	11,516
Hanmi Financial Corp.	5,446	168,554
HarborOne Bancorp, Inc.*	2,292	43,113
Hawthorn Bancshares, Inc.	875	18,113
Heritage Commerce Corp.	46,818	666,220
Heritage Financial Corp.	5,084	149,978
HomeTrust Bancshares, Inc.*	2,927	75,078
Horizon Bancorp	3,714	108,337
Howard Bancorp, Inc.*	1,551	32,416
Independent Bank Corp.	3,556	80,543
Investar Holding Corp.	1,442	34,752
Lakeland Bancorp, Inc.	7,813	159,385
Landmark Bancorp, Inc.	511	14,436
LCNB Corp.	1,544	32,347
Live Oak Bancshares, Inc.	28,992	679,862
Macatawa Bank Corp.	4,527	46,447
Mackinac Financial Corp.	859	13,315
MainSource Financial Group, Inc.	4,269	153,086
MBT Financial Corp.	3,157	34,569
Melrose Bancorp, Inc.*	355	6,692
Mercantile Bank Corp.	2,814	98,209
Mid Penn Bancorp, Inc.	688	20,227
Middlefield Banc Corp.	459	21,160
Midland States Bancorp, Inc.	2,681	84,934
MidSouth Bancorp, Inc.	2,517	30,330
MidWestOne Financial Group, Inc.	1,951	65,866
MutualFirst Financial, Inc.	1,072	41,218
National Bankshares, Inc.(x)	1,178	52,951
National Commerce Corp.*	1,973	84,444
Nicolet Bankshares, Inc.*	1,526	87,791
Northeast Bancorp	1,258	32,897
Northrim BanCorp, Inc.	1,171	40,926
Norwood Financial Corp.	994	30,337
Oak Valley Bancorp	1,186	19,913
OFG Bancorp	7,473	68,378
Ohio Valley Banc Corp.	709	25,808
Old Line Bancshares, Inc.	1,494	41,832
Old Point Financial Corp.	605	19,602
Old Second Bancorp, Inc.	5,077	68,286
Orrstown Financial Services, Inc.	1,302	32,420
Pacific Continental Corp.	3,787	102,060
Pacific Mercantile Bancorp*	2,757	25,227
Pacific Premier Bancorp, Inc.*	19,248	726,612
Paragon Commercial Corp.*	740	41,780
Park Sterling Corp.	8,915	110,724
Parke Bancorp, Inc.	1,014	22,511
Peapack Gladstone Financial Corp.	2,936	99,061

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Penns Woods Bancorp, Inc.	808	$37,548
Peoples Bancorp of North Carolina, Inc.	739	26,323
Peoples Bancorp, Inc.	2,868	96,336
Peoples Financial Corp.	604	8,698
Peoples Financial Services Corp.	1,183	56,547
People’s Utah Bancorp	2,352	76,322
Plumas Bancorp	782	16,344
Porter Bancorp, Inc.*	396	4,518
Preferred Bank	2,244	135,425
Premier Financial Bancorp, Inc.	1,646	35,866
QCR Holdings, Inc.	2,094	95,277
RBB Bancorp*	654	14,970
Republic Bancorp, Inc., Class A	1,688	65,646
Republic First Bancorp, Inc.(x)*	8,524	78,847
Royal Bancshares of Pennsylvania, Inc., Class A*	3,382	15,084
Salisbury Bancorp, Inc.	409	18,037
SB Financial Group, Inc.	759	13,024
Seacoast Banking Corp. of Florida*	7,370	176,069
Select Bancorp, Inc.*	1,639	19,193
Shore Bancshares, Inc.	2,226	37,063
Sierra Bancorp	2,134	57,938
SmartFinancial, Inc.*	1,246	29,979
Southern First Bancshares, Inc.*	1,146	41,657
Southern National Bancorp of Virginia, Inc.	3,701	62,880
Southwest Bancorp, Inc.	3,054	84,138
Southwest Georgia Financial Corp.	370	7,585
Stewardship Financial Corp.	1,391	13,632
Stock Yards Bancorp, Inc.	3,804	144,552
Summit Financial Group, Inc.	1,881	48,266
Summit State Bank	855	10,602
Sun Bancorp, Inc.	1,884	46,817
Sunshine Bancorp, Inc.*	1,296	30,119
Sussex Bancorp(x)	868	20,572
TriCo Bancshares	3,565	145,274
TriState Capital Holdings, Inc.*	3,906	89,447
Triumph Bancorp, Inc.*	3,026	97,589
Two River Bancorp	1,247	24,716
Union Bankshares, Inc.(x)	688	33,299
United Bancorp, Inc.	833	9,829
United Bancshares, Inc.(x)	499	11,003
United Security Bancshares	2,293	21,786
Unity Bancorp, Inc.	1,363	26,987
Univest Corp. of Pennsylvania	4,520	144,640
Veritex Holdings, Inc.*	2,795	75,353
Washington Trust Bancorp, Inc.	2,609	149,365
WashingtonFirst Bankshares, Inc.	1,709	60,823
West Bancorporation, Inc.	2,773	67,661
Xenith Bankshares, Inc.*	896	29,120

		15,862,354

Capital Markets (1.6%)
Actua Corp.*	5,323	81,442
Arlington Asset Investment Corp., Class A(x)	3,613	45,993
Ashford, Inc.*	161	9,757
B. Riley Financial, Inc.	3,652	62,267
Cowen, Inc.*	4,539	80,794
Diamond Hill Investment Group, Inc.	548	116,368
Fifth Street Asset Management, Inc.	1,288	5,023
GAIN Capital Holdings, Inc.	6,251	39,944
Great Elm Capital Group, Inc.*	3,174	11,268
Greenhill & Co., Inc.(x)	15,078	250,295
Hamilton Lane, Inc., Class A	22,784	611,749
Hennessy Advisors, Inc.	818	12,630
INTL. FCStone, Inc.*	2,617	100,283
Ladenburg Thalmann Financial Services, Inc.	17,567	50,593
Manning & Napier, Inc.	2,840	11,218
Medley Management, Inc., Class A	1,030	6,335
National Holdings Corp.*	903	2,339
Oppenheimer Holdings, Inc., Class A	1,761	30,553
Piper Jaffray Cos.	8,160	484,295
PJT Partners, Inc., Class A	3,125	119,719
Pzena Investment Management, Inc., Class A	3,012	32,801
Safeguard Scientifics, Inc.*	3,468	46,298
Siebert Financial Corp.	368	1,417
Silvercrest Asset Management Group, Inc., Class A	1,305	18,988
Value Line, Inc.	183	3,224
Walter Investment Management Corp.*	2,961	1,753
Westwood Holdings Group, Inc.	1,402	94,313
Wins Finance Holdings, Inc.(r)(x)*†	217	34,178
ZAIS Group Holdings, Inc.(x)*	628	2,292

		2,368,129

Consumer Finance (0.2%)
Asta Funding, Inc.*	522	3,941
Atlanticus Holdings Corp.*	1,038	2,408
Consumer Portfolio Services, Inc.(x)*	3,076	14,027
Elevate Credit, Inc.*	2,550	15,581
Enova International, Inc.*	5,809	78,131
EZCORP, Inc., Class A*	8,749	83,116
Nicholas Financial, Inc.*	1,390	12,051
Regional Management Corp.*	1,762	42,658
World Acceptance Corp.*	1,030	85,376

		337,289

Diversified Financial Services (0.1%)
A-Mark Precious Metals, Inc.	700	11,557
GWG Holdings, Inc.	178	1,766
Marlin Business Services Corp.	1,524	43,815
NewStar Financial, Inc.	5,396	63,348
On Deck Capital, Inc.*	8,652	40,405
Tiptree, Inc.	4,326	27,038

		187,929

Insurance (0.8%)
1347 Property Insurance Holdings, Inc.*	633	4,874
Atlantic American Corp.	932	2,936
Atlas Financial Holdings, Inc.*	1,858	35,116
Baldwin & Lyons, Inc., Class B	1,600	36,080
Blue Capital Reinsurance Holdings Ltd.	1,032	16,976
Citizens, Inc.(x)*	8,164	60,005
Conifer Holdings, Inc.*	777	4,662
Crawford & Co., Class B	2,106	25,188
Donegal Group, Inc., Class A	1,474	23,776
eHealth, Inc.*	2,728	65,172
EMC Insurance Group, Inc.	1,500	42,225
Federated National Holding Co.	2,046	31,938
First Acceptance Corp.*	2,694	2,883
Hallmark Financial Services, Inc.*	2,337	27,133
HCI Group, Inc.(x)	1,394	53,321
Health Insurance Innovations, Inc., Class A*	1,960	28,420
Heritage Insurance Holdings, Inc.(x)	4,491	59,326
ICC Holdings, Inc.*	265	4,704
Independence Holding Co.	1,039	26,235
Investors Title Co.	255	45,663
Kingstone Cos., Inc.	1,589	25,901
Kinsale Capital Group, Inc.	2,523	108,917

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
National Security Group, Inc. (The)	286	$3,621
NI Holdings, Inc.*	1,798	32,184
Oxbridge Re Holdings Ltd.	622	2,426
Patriot National, Inc.(x)*	1,898	2,562
State National Cos., Inc.	5,146	108,015
Trupanion, Inc.(x)*	3,902	103,052
Unico American Corp.*	411	4,110
United Insurance Holdings Corp.(x)	3,558	57,995
Universal Insurance Holdings, Inc.	5,477	125,970
WMIH Corp.*	33,433	31,761

		1,203,147

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AG Mortgage Investment Trust, Inc. (REIT)	4,759	91,563
Anworth Mortgage Asset Corp. (REIT)	16,219	97,476
Ares Commercial Real Estate Corp. (REIT)	4,627	61,585
Cherry Hill Mortgage Investment Corp. (REIT)	2,026	36,671
Dynex Capital, Inc. (REIT)	8,401	61,075
Ellington Residential Mortgage REIT (REIT)	1,573	22,840
Five Oaks Investment Corp. (REIT)	2,632	11,739
Great Ajax Corp. (REIT)	2,710	38,184
Manhattan Bridge Capital, Inc. (REIT)	1,015	5,938
New York Mortgage Trust, Inc. (REIT)(x)	18,876	116,087
Orchid Island Capital, Inc. (REIT)(x)	7,482	76,242
Owens Realty Mortgage, Inc. (REIT)	1,727	31,449
Resource Capital Corp. (REIT)	5,131	55,312
Sachem Capital Corp. (REIT)	519	2,387
Sutherland Asset Management Corp. (REIT)(x)	2,914	45,750
Western Asset Mortgage Capital Corp. (REIT)	7,022	73,520

		827,818

Thrifts & Mortgage Finance (1.8%)
ASB Bancorp, Inc.*	491	22,144
Atlantic Coast Financial Corp.*	2,456	21,637
Bancorp 34, Inc.	537	7,518
Bank Mutual Corp.	7,456	75,678
BankFinancial Corp.	2,540	40,361
Bear State Financial, Inc.	3,670	37,654
Broadway Financial Corp.*	1,851	4,294
Central Federal Corp.*	2,286	5,555
Charter Financial Corp.	2,180	40,395
Citizens Community Bancorp, Inc.	855	11,893
Clifton Bancorp, Inc.	3,427	57,299
Coastway Bancorp, Inc.*	689	13,677
Dime Community Bancshares, Inc.	5,505	118,358
Eagle Bancorp Montana, Inc.	593	10,911
Elmira Savings Bank	276	5,548
Entegra Financial Corp.*	1,095	27,320
Equitable Financial Corp.*	270	2,795
ESSA Bancorp, Inc.	1,559	24,476
Federal Agricultural Mortgage Corp., Class C	1,523	110,783
First Capital, Inc.	557	19,556
First Defiance Financial Corp.	1,733	90,965
First Savings Financial Group, Inc.	296	15,658
FS Bancorp, Inc.	456	23,552
Greene County Bancorp, Inc.(x)	535	16,077
Guaranty Federal Bancshares, Inc.	618	13,231
Hamilton Bancorp, Inc.*	528	7,762
Hingham Institution for Savings	224	42,620
HMN Financial, Inc.*	595	10,621
Home Bancorp, Inc.	1,037	43,367
Home Federal Bancorp, Inc.	246	6,521
HomeStreet, Inc.*	4,246	114,642
HopFed Bancorp, Inc.	1,059	15,260
HV Bancorp, Inc.*	199	2,972
IF Bancorp, Inc.	533	10,287
Impac Mortgage Holdings, Inc.(x)*	1,675	21,876
Kentucky First Federal Bancorp	558	5,468
Lake Shore Bancorp, Inc.	364	5,897
Magyar Bancorp, Inc.*	338	4,090
Malvern Bancorp, Inc.*	1,122	30,014
Meridian Bancorp, Inc.	8,309	154,964
Meta Financial Group, Inc.	1,564	122,618
MSB Financial Corp.	816	14,443
NMI Holdings, Inc., Class A*	9,959	123,492
OceanFirst Financial Corp.	5,476	150,535
Oconee Federal Financial Corp.(x)	261	7,318
Ocwen Financial Corp.*	18,455	63,485
Ottawa Bancorp, Inc.	524	7,326
Pathfinder Bancorp, Inc.	536	8,131
PB Bancorp, Inc.	1,173	12,317
PCSB Financial Corp.*	3,171	59,805
Poage Bankshares, Inc.	496	8,978
Provident Bancorp, Inc.*	786	18,196
Provident Financial Holdings, Inc.	1,042	20,423
Prudential Bancorp, Inc.	1,425	26,405
Randolph Bancorp, Inc.*	920	14,085
Riverview Bancorp, Inc.	3,481	29,240
Security National Financial Corp., Class A*	1,360	6,936
Severn Bancorp, Inc.*	1,651	11,557
SI Financial Group, Inc.	1,997	29,855
Sound Financial Bancorp, Inc.	380	12,711
Southern Missouri Bancorp, Inc.	1,172	42,766
Territorial Bancorp, Inc.	1,344	42,430
Timberland Bancorp, Inc.	1,096	34,349
United Community Bancorp	614	11,820
United Community Financial Corp.	8,575	82,320
United Financial Bancorp, Inc.	8,803	161,008
Waterstone Financial, Inc.	4,466	87,087
Wayne Savings Bancshares, Inc.	428	7,460
Westbury Bancorp, Inc.*	605	11,997
Western New England Bancorp, Inc.	4,830	52,647
Wolverine Bancorp, Inc.	293	12,599
WVS Financial Corp.	134	2,184

		2,590,219

Total Financials		23,376,885

Health Care (28.1%)
Biotechnology (15.6%)
Abeona Therapeutics, Inc.(x)*	4,229	72,104
Acceleron Pharma, Inc.*	10,152	378,873
Achaogen, Inc.(x)*	56,752	905,194
Achillion Pharmaceuticals, Inc.*	20,425	91,708
Actinium Pharmaceuticals, Inc.(x)*	9,476	5,450
Adamas Pharmaceuticals, Inc.(x)*	2,555	54,089
ADMA Biologics, Inc.(x)*	1,164	3,585
Advaxis, Inc.(x)*	6,370	26,627
Adverum Biotechnologies, Inc.*	5,679	20,728
Aeglea BioTherapeutics, Inc.*	1,138	5,394
Aevi Genomic Medicine, Inc.*	4,482	5,647
Agenus, Inc.*	12,912	56,942
Aileron Therapeutics, Inc.(x)*	878	11,748
Akebia Therapeutics, Inc.*	7,731	152,069
Albireo Pharma, Inc.*	723	15,147
Aldeyra Therapeutics, Inc.*	2,037	14,666
Alpine Immune Sciences, Inc.*	443	5,139
Altimmune, Inc.	2,146	4,979
AnaptysBio, Inc.*	2,070	72,347

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Anavex Life Sciences Corp.(x)*	6,382	$26,421
Applied Genetic Technologies Corp.*	2,681	10,590
Aptevo Therapeutics, Inc.*	3,176	7,273
AquaBounty Technologies, Inc.(x)*	320	2,266
Ardelyx, Inc.*	5,825	32,620
Arena Pharmaceuticals, Inc.*	6,791	173,171
ArQule, Inc.(x)*	10,986	12,194
Arrowhead Pharmaceuticals, Inc.*	11,657	50,475
Ascendis Pharma A/S (ADR)*	31,326	1,135,568
Asterias Biotherapeutics, Inc.(x)*	4,662	15,851
Atara Biotherapeutics, Inc.*	4,437	73,432
Athersys, Inc.(x)*	17,777	36,621
aTyr Pharma, Inc.(x)*	2,926	14,776
Audentes Therapeutics, Inc.*	2,656	74,395
AzurRx BioPharma, Inc.*	817	3,260
Bellicum Pharmaceuticals, Inc.(x)*	4,738	54,724
Biocept, Inc.*	4,365	5,369
BioCryst Pharmaceuticals, Inc.*	13,977	73,239
Biohaven Pharmaceutical Holding Co. Ltd.*	1,746	65,265
BioSpecifics Technologies Corp.*	988	45,962
BioTime, Inc.*	13,248	37,624
Blueprint Medicines Corp.*	11,347	790,545
BrainStorm Cell Therapeutics, Inc.*	2,917	12,018
Caladrius Biosciences, Inc.*	1,171	4,192
Calithera Biosciences, Inc.(x)*	82,050	1,292,288
Calyxt, Inc.(x)*	1,405	34,408
Cancer Genetics, Inc.(x)*	2,676	7,225
Cara Therapeutics, Inc.(x)*	4,663	63,836
Cascadian Therapeutics, Inc.(x)*	6,016	24,605
CASI Pharmaceuticals, Inc.*	4,449	7,875
Catabasis Pharmaceuticals, Inc.(x)*	2,484	5,266
Catalyst Pharmaceuticals, Inc.*	12,436	31,339
Celldex Therapeutics, Inc.(x)*	21,092	60,323
Cellular Biomedicine Group, Inc.*	1,893	20,160
ChemoCentryx, Inc.*	4,233	31,409
Chiasma, Inc.*	3,229	8,234
Chimerix, Inc.*	8,114	42,599
Cidara Therapeutics, Inc.*	2,372	19,213
Cleveland BioLabs, Inc.(x)*	775	2,666
Conatus Pharmaceuticals, Inc.(x)*	4,462	24,496
Concert Pharmaceuticals, Inc.*	3,124	46,079
ContraFect Corp.*	12,210	13,553
Corbus Pharmaceuticals Holdings, Inc.(x)*	7,734	55,298
Corvus Pharmaceuticals, Inc.*	1,469	23,416
CTI BioPharma Corp.*	5,729	18,276
Curis, Inc.*	20,193	30,088
Cytokinetics, Inc.*	7,241	104,995
CytomX Therapeutics, Inc.*	5,059	91,922
Cytori Therapeutics, Inc.(x)*	5,679	2,081
Deciphera Pharmaceuticals, Inc.*	21,942	416,679
Dicerna Pharmaceuticals, Inc.*	2,889	16,612
Diffusion Pharmaceuticals, Inc.*	965	1,602
Dimension Therapeutics, Inc.*	2,121	12,726
Dynavax Technologies Corp.(x)*	101,544	2,183,195
Edge Therapeutics, Inc.*	3,446	36,976
Eiger BioPharmaceuticals, Inc.*	694	7,634
Eleven Biotherapeutics, Inc.(x)*	2,745	4,337
Enanta Pharmaceuticals, Inc.*	2,680	125,424
Epizyme, Inc.*	77,760	1,481,328
Esperion Therapeutics, Inc.*	31,547	1,581,136
Fate Therapeutics, Inc.*	6,617	26,203
Five Prime Therapeutics, Inc.*	12,450	509,330
Flexion Therapeutics, Inc.(x)*	4,836	116,934
Fortress Biotech, Inc.*	5,910	26,122
Foundation Medicine, Inc.(x)*	17,498	703,420
G1 Therapeutics, Inc.*	1,358	33,801
Galectin Therapeutics, Inc.(x)*	5,480	11,618
Gemphire Therapeutics, Inc.*	1,075	10,148
Genocea Biosciences, Inc.*	4,993	7,290
Geron Corp.(x)*	26,015	56,713
Global Blood Therapeutics, Inc.*	17,132	531,949
GlycoMimetics, Inc.(x)*	4,209	58,884
GTx, Inc.*	1,587	13,045
Heron Therapeutics, Inc.(x)*	7,846	126,713
Histogenics Corp.*	1,666	3,299
Idera Pharmaceuticals, Inc.*	18,824	41,978
Ignyta, Inc.*	8,707	107,531
Immune Design Corp.*	2,971	30,750
ImmunoGen, Inc.*	14,692	112,394
Immunomedics, Inc.(x)*	157,290	2,198,913
Infinity Pharmaceuticals, Inc.*	7,358	9,786
Inotek Pharmaceuticals Corp.(x)*	4,739	8,435
Inovio Pharmaceuticals, Inc.*	14,069	89,197
Intellia Therapeutics, Inc.*	2,474	61,479
Invitae Corp.(x)*	6,782	63,547
Iovance Biotherapeutics, Inc.*	9,219	71,447
Jounce Therapeutics, Inc.*	2,500	38,950
Kadmon Holdings, Inc.(x)*	5,872	19,671
KalVista Pharmaceuticals, Inc.*	405	2,697
Karyopharm Therapeutics, Inc.*	5,895	64,727
Kindred Biosciences, Inc.*	4,344	34,100
Kura Oncology, Inc.(x)*	3,350	50,083
La Jolla Pharmaceutical Co.*	3,051	106,114
Leap Therapeutics, Inc.*	563	3,265
Loxo Oncology, Inc.*	4,678	430,937
MacroGenics, Inc.*	5,803	107,239
Madrigal Pharmaceuticals, Inc.(x)*	689	30,991
MannKind Corp.(x)*	13,504	29,304
Matinas BioPharma Holdings, Inc.(x)*	9,221	12,172
MediciNova, Inc.(x)*	5,667	36,099
MEI Pharma, Inc.*	6,100	16,348
Merrimack Pharmaceuticals, Inc.(x)	2,250	32,715
Mersana Therapeutics, Inc.*	873	15,094
Minerva Neurosciences, Inc.*	5,021	38,160
Miragen Therapeutics, Inc.*	1,977	18,090
Mirati Therapeutics, Inc.*	3,346	39,148
NanoViricides, Inc.(x)*	8,270	9,428
NantKwest, Inc.*	5,326	29,186
Natera, Inc.*	5,467	70,470
Neuralstem, Inc.(x)*	1,646	2,173
Neurotrope, Inc.*	1,296	6,687
NewLink Genetics Corp.(x)*	3,869	39,386
Novavax, Inc.(x)*	49,227	56,119
Novelion Therapeutics, Inc.*	2,605	18,313
Nymox Pharmaceutical Corp.*	4,983	19,035
Oncobiologics, Inc.*	2,465	3,377
Oncocyte Corp.*	715	5,398
OncoMed Pharmaceuticals, Inc.(x)*	3,880	17,538
Ophthotech Corp.*	6,329	17,848
Organovo Holdings, Inc.(x)*	17,198	38,180
Otonomy, Inc.*	4,908	15,951
OvaScience, Inc.(x)*	5,935	8,428
Ovid therapeutics, Inc.*	885	7,584
PDL BioPharma, Inc.*	27,467	93,113
Pfenex, Inc.*	3,709	11,201
Pieris Pharmaceuticals, Inc.*	5,989	34,497
Progenics Pharmaceuticals, Inc.*	12,351	90,903
Protagonist Therapeutics, Inc.(x)*	1,628	28,767
Proteostasis Therapeutics, Inc.*	2,875	6,038
PTC Therapeutics, Inc.*	6,925	138,569
Ra Pharmaceuticals, Inc.*	2,048	29,901
Recro Pharma, Inc.*	2,362	21,211
REGENXBIO, Inc.*	4,788	157,765
Regulus Therapeutics, Inc.(x)*	14,005	17,506

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Repligen Corp.*	8,326	$319,052
Rexahn Pharmaceuticals, Inc.*	4,348	10,522
Rigel Pharmaceuticals, Inc.*	21,566	54,778
Sangamo Therapeutics, Inc.*	14,326	214,890
Savara, Inc.*	2,671	24,974
Selecta Biosciences, Inc.*	2,404	43,873
Seres Therapeutics, Inc.*	3,574	57,327
Sophiris Bio, Inc.*	4,985	10,668
Sorrento Therapeutics, Inc.(x)*	12,442	21,151
Spark Therapeutics, Inc.*	4,352	388,024
Spectrum Pharmaceuticals, Inc.*	13,452	189,270
Spring Bank Pharmaceuticals, Inc.*	1,916	32,265
Stemline Therapeutics, Inc.(x)*	3,930	43,623
Strongbridge Biopharma plc*	3,816	26,330
Sunesis Pharmaceuticals, Inc.*	3,356	6,511
Syndax Pharmaceuticals, Inc.*	1,853	21,680
Synergy Pharmaceuticals, Inc.(x)*	39,561	114,727
Synlogic, Inc.*	233	4,431
Syros Pharmaceuticals, Inc.*	2,170	31,942
T2 Biosystems, Inc.*	3,526	14,809
TapImmune, Inc.*	925	2,775
TG Therapeutics, Inc.(x)*	8,456	100,204
Tocagen, Inc.*	1,463	18,229
Tonix Pharmaceuticals Holding Corp.(x)*	1,298	5,919
Tracon Pharmaceuticals, Inc.*	1,891	5,957
Trevena, Inc.*	9,525	24,289
uniQure NV*	3,056	29,338
Vanda Pharmaceuticals, Inc.*	7,606	136,147
VBI Vaccines, Inc.*	3,650	14,053
Veracyte, Inc.*	4,121	36,141
Verastem, Inc.*	6,051	28,440
Vericel Corp.*	5,878	35,268
Versartis, Inc.*	5,682	13,921
Vital Therapies, Inc.(x)*	5,467	27,608
Voyager Therapeutics, Inc.*	2,543	52,360
vTv Therapeutics, Inc., Class A*	1,328	7,941
XBiotech, Inc.(x)*	3,381	14,775
Xencor, Inc.*	31,623	724,799
XOMA Corp.*	1,047	20,574
Zafgen, Inc.*	3,963	13,950

		22,684,523

Health Care Equipment & Supplies (5.6%)
Accuray, Inc.(x)*	14,229	56,916
AngioDynamics, Inc.*	6,367	108,812
Anika Therapeutics, Inc.*	2,483	144,014
Antares Pharma, Inc.*	25,051	81,165
Apollo Endosurgery, Inc.*	1,133	5,302
AtriCure, Inc.*	42,641	953,879
AxoGen, Inc.*	4,750	91,913
Bellerophon Therapeutics, Inc.*	3,340	4,743
Biolase, Inc.*	6,170	3,719
Bovie Medical Corp.*	4,991	16,870
Cerus Corp.*	18,013	49,175
Cesca Therapeutics, Inc.*	390	1,388
Chembio Diagnostics, Inc.*	1,856	11,507
Cogentix Medical, Inc.*	3,969	10,161
ConforMIS, Inc.*	7,000	24,640
Corindus Vascular Robotics, Inc.(x)*	17,606	26,761
CryoLife, Inc.*	5,549	125,962
CryoPort, Inc.*	3,833	37,755
Cutera, Inc.*	2,305	95,312
CytoSorbents Corp.(x)*	4,660	28,892
Ekso Bionics Holdings, Inc.(x)*	4,324	5,232
Electromed, Inc.*	1,066	7,792
Entellus Medical, Inc.(x)*	2,116	39,061
EnteroMedics, Inc.*	1,247	2,207
Exactech, Inc.*	1,863	61,386
FONAR Corp.*	1,049	31,995
GenMark Diagnostics, Inc.*	8,806	84,802
Glaukos Corp.*	10,680	352,440
Heska Corp.*	1,125	99,101
Invacare Corp.(x)	5,480	86,310
InVivo Therapeutics Holdings Corp.(x)*	5,545	8,179
Invuity, Inc.(x)*	2,650	23,585
iRadimed Corp.(x)*	705	6,768
iRhythm Technologies, Inc.*	40,072	2,078,935
IRIDEX Corp.*	1,589	14,889
Kewaunee Scientific Corp.	362	10,679
Lantheus Holdings, Inc.*	5,269	93,788
LeMaitre Vascular, Inc.	2,585	96,731
MGC Diagnostics Corp.	531	4,758
Milestone Scientific, Inc.*	3,352	4,190
Misonix, Inc.(x)*	1,243	12,430
Nuvectra Corp.*	1,767	23,430
Obalon Therapeutics, Inc.(x)*	1,485	14,152
OraSure Technologies, Inc.*	9,775	219,938
Orthofix International NV*	2,974	140,522
Oxford Immunotec Global plc*	3,929	66,007
PAVmed, Inc.*	750	4,073
Presbia plc*	988	4,456
Pulse Biosciences, Inc.(x)*	1,591	29,609
Quotient Ltd.(x)*	4,655	22,949
Retractable Technologies, Inc.*	2,114	1,409
Rockwell Medical, Inc.(x)*	8,376	71,699
RTI Surgical, Inc.*	9,589	43,630
SeaSpine Holdings Corp.*	1,549	17,380
Second Sight Medical Products, Inc.(x)*	4,226	5,071
Senseonics Holdings, Inc.(x)*	10,912	34,809
Sientra, Inc.*	46,588	717,455
STAAR Surgical Co.*	7,147	88,980
Surmodics, Inc.*	2,280	70,680
Tactile Systems Technology, Inc.(x)*	45,747	1,415,870
Utah Medical Products, Inc.	596	43,836
Valeritas Holdings, Inc.*	299	942
Vermillion, Inc.*	4,885	8,793
ViewRay, Inc.(x)*	5,105	29,405
Viveve Medical, Inc.(x)*	2,618	13,718
Zosano Pharma Corp.*	6,886	5,667

		8,098,624

Health Care Providers & Services (2.3%)
AAC Holdings, Inc.(x)*	2,056	20,416
Aceto Corp.	5,156	57,902
Addus HomeCare Corp.*	1,306	46,102
Almost Family, Inc.*	2,230	119,751
American Renal Associates Holdings, Inc.(x)*	1,702	25,479
BioScrip, Inc.(x)*	19,838	54,555
BioTelemetry, Inc.*	4,853	160,149
Capital Senior Living Corp.(x)*	4,308	54,065
Catasys, Inc.*	335	1,625
Civitas Solutions, Inc.*	2,818	51,992
Cross Country Healthcare, Inc.*	6,184	87,998
CynergisTek, Inc.*	1,278	4,665
Digirad Corp.	3,218	11,102
Diversicare Healthcare Services, Inc.	719	8,269
Five Star Senior Living, Inc.*	4,585	7,107
Fulgent Genetics, Inc.(x)*	956	4,522
Genesis Healthcare, Inc.(x)*	6,684	7,753
InfuSystem Holdings, Inc.*	3,392	6,954
Joint Corp. (The)*	1,829	8,706
Landauer, Inc.	1,571	105,728

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
National Research Corp., Class A	1,652	$62,280
Nobilis Health Corp.*	9,741	14,612
PetIQ, Inc.*	47,610	1,289,278
PharMerica Corp.*	5,144	150,719
Providence Service Corp. (The)*	1,978	106,970
Psychemedics Corp.	895	16,495
Quorum Health Corp.*	5,108	26,459
R1 RCM, Inc.(x)*	17,498	64,918
RadNet, Inc.*	6,501	75,087
Sharps Compliance Corp.*	2,232	10,669
Tivity Health, Inc.*	9,338	380,990
Triple-S Management Corp., Class B*	4,040	95,667
US Physical Therapy, Inc.	2,091	128,492

		3,267,476

Health Care Technology (0.3%)
Castlight Health, Inc., Class B*	11,196	48,143
Computer Programs & Systems, Inc.(x)	1,957	57,829
HealthStream, Inc.*	4,496	105,072
HTG Molecular Diagnostics, Inc.(x)*	602	1,023
Icad, Inc.*	2,396	10,590
NantHealth, Inc.*	2,829	11,655
Simulations Plus, Inc.	1,930	29,915
Tabula Rasa HealthCare, Inc.*	1,641	43,880
Vocera Communications, Inc.*	4,873	152,867

		460,974

Life Sciences Tools & Services (0.6%)
ChromaDex Corp.(x)*	6,869	29,537
Enzo Biochem, Inc.*	7,206	75,447
Fluidigm Corp.*	5,156	25,986
Harvard Bioscience, Inc.*	5,654	21,203
NanoString Technologies, Inc.*	3,558	57,497
NeoGenomics, Inc.*	9,753	108,551
Pacific Biosciences of California, Inc.(x)*	116,966	614,071
pSivida Corp.*	6,666	7,999

		940,291

Pharmaceuticals (3.7%)
AcelRx Pharmaceuticals, Inc.(x)*	6,083	27,982
Aclaris Therapeutics, Inc.*	3,905	100,788
Adamis Pharmaceuticals Corp.(x)*	4,571	23,883
Agile Therapeutics, Inc.(x)*	2,779	12,394
Alimera Sciences, Inc.(x)*	7,805	10,537
Amphastar Pharmaceuticals, Inc.*	6,336	113,225
ANI Pharmaceuticals, Inc.*	1,405	73,748
Aratana Therapeutics, Inc.*	7,079	43,394
Assembly Biosciences, Inc.*	2,422	84,576
Avenue Therapeutics, Inc.*	1,104	6,105
Axsome Therapeutics, Inc.(x)*	2,682	14,885
BioDelivery Sciences International, Inc.*	9,313	27,473
Cempra, Inc.*	8,345	27,121
Clearside Biomedical, Inc.(x)*	3,603	31,490
Collegium Pharmaceutical, Inc.(x)*	3,954	41,477
Corcept Therapeutics, Inc.*	24,747	477,618
Corium International, Inc.*	4,203	46,569
Cumberland Pharmaceuticals, Inc.*	1,761	12,433
Cymabay Therapeutics, Inc.*	6,785	54,687
Dova Pharmaceuticals, Inc.(x)*	886	21,512
Durect Corp.*	23,825	42,170
Egalet Corp.(x)*	5,879	7,525
Endocyte, Inc.*	7,181	10,125
Evoke Pharma, Inc.*	2,252	7,522
Flex Pharma, Inc.*	1,851	6,312
Imprimis Pharmaceuticals, Inc.*	3,047	4,906
Intersect ENT, Inc.*	49,336	1,536,817
Intra-Cellular Therapies, Inc.*	5,886	92,881
Juniper Pharmaceuticals, Inc.*	1,848	8,408
Kala Pharmaceuticals, Inc.*	1,410	32,204
KemPharm, Inc.(x)*	2,049	7,581
Lipocine, Inc.*	2,881	11,438
MyoKardia, Inc.*	28,238	1,209,999
Neos Therapeutics, Inc.(x)*	4,139	37,872
NovaBay Pharmaceuticals, Inc.*	679	3,123
Novan, Inc.*	2,057	11,540
Novus Therapeutics, Inc.*	515	2,683
Ocera Therapeutics, Inc.*	4,079	4,650
Ocular Therapeutix, Inc.(x)*	3,936	24,324
Omeros Corp.(x)*	7,683	166,107
Orexigen Therapeutics, Inc.*	1,308	2,773
Paratek Pharmaceuticals, Inc.*	4,112	103,211
Pernix Therapeutics Holdings, Inc.*	1,816	5,720
PLx Pharma, Inc.*	975	6,338
ProPhase Labs, Inc.*	708	1,515
Pulmatrix, Inc.(x)*	2,320	4,756
Reata Pharmaceuticals, Inc., Class A*	1,954	60,769
Revance Therapeutics, Inc.*	3,904	107,555
SciClone Pharmaceuticals, Inc.*	8,969	100,453
SCYNEXIS, Inc.(x)*	4,073	9,816
Senestech, Inc.*	300	555
Sienna Biopharmaceuticals, Inc.*	870	19,358
Sucampo Pharmaceuticals, Inc., Class A*	4,241	50,044
Teligent, Inc.(x)*	7,185	48,211
Tetraphase Pharmaceuticals, Inc.*	8,794	60,151
Titan Pharmaceuticals, Inc.*	3,653	6,393
VIVUS, Inc.(x)*	18,355	18,171
WaVe Life Sciences Ltd.*	2,066	44,936
Zogenix, Inc.*	4,321	151,452
Zynerba Pharmaceuticals, Inc.(x)*	1,990	16,636

		5,298,897

Total Health Care		40,750,785

Industrials (11.1%)
Aerospace & Defense (1.0%)
Aerovironment, Inc.*	17,632	954,244
Arotech Corp.*	4,321	18,148
CPI Aerostructures, Inc.*	1,390	12,997
Ducommun, Inc.*	1,847	59,196
Innovative Solutions & Support, Inc.*	2,181	7,939
KeyW Holding Corp. (The)*	8,435	64,190
Kratos Defense & Security Solutions, Inc.*	12,377	161,891
National Presto Industries, Inc.(x)	867	92,292
SIFCO Industries, Inc.*	440	2,508
Sparton Corp.*	1,704	39,550
Vectrus, Inc.*	1,920	59,213

		1,472,168

Air Freight & Logistics (1.1%)
Air T, Inc.*	163	2,885
Air Transport Services Group, Inc.*	56,403	1,372,850
Echo Global Logistics, Inc.*	4,665	87,935
Park-Ohio Holdings Corp.	1,549	70,634
Radiant Logistics, Inc.*	6,626	35,184

		1,569,488

Building Products (1.5%)
Alpha Pro Tech Ltd.*	2,222	8,555
Armstrong Flooring, Inc.*	4,027	63,425
Builders FirstSource, Inc.*	20,922	376,387
Continental Materials Corp.*	108	2,084
CSW Industrials, Inc.*	2,502	110,964

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Insteel Industries, Inc.	3,143	$82,064
Patrick Industries, Inc.*	14,520	1,221,132
PGT Innovations, Inc.*	8,359	124,967
Quanex Building Products Corp.	5,933	136,162
Tecogen, Inc.(x)*	2,637	8,412

		2,134,152

Commercial Services & Supplies (0.8%)
Acme United Corp.	385	8,855
AMREP Corp.*	671	4,570
Aqua Metals, Inc.(x)*	2,911	19,940
ARC Document Solutions, Inc.*	7,052	28,843
Casella Waste Systems, Inc., Class A*	6,812	128,066
CECO Environmental Corp.	5,250	44,415
Cemtrex, Inc.	1,146	3,427
Cenveo, Inc.*	1,293	4,539
CompX International, Inc.	297	4,529
Ecology and Environment, Inc., Class A	414	4,927
Ennis, Inc.	4,353	85,536
Heritage-Crystal Clean, Inc.*	2,473	53,788
Hudson Technologies, Inc.*	6,403	50,007
InnerWorkings, Inc.*	7,877	88,616
Intersections, Inc.*	1,472	4,961
Kimball International, Inc., Class B	6,324	125,025
NL Industries, Inc.*	1,456	13,322
Odyssey Marine Exploration, Inc.*	1,191	5,121
Performant Financial Corp.*	6,209	11,300
Perma-Fix Environmental Services*	1,976	7,509
Quest Resource Holding Corp.*	1,041	1,176
SP Plus Corp.*	3,006	118,737
Team, Inc.(x)*	5,115	68,285
Viad Corp.	3,493	212,725
Virco Manufacturing Corp.*	2,214	12,177
VSE Corp.	1,513	86,029

		1,196,425

Construction & Engineering (1.8%)
Ameresco, Inc., Class A*	3,336	26,021
Goldfield Corp. (The)*	4,248	26,762
Great Lakes Dredge & Dock Corp.*	9,811	47,583
HC2 Holdings, Inc.*	7,075	37,356
IES Holdings, Inc.*	1,551	26,832
Layne Christensen Co.*	3,152	39,558
Limbach Holdings, Inc.*	574	7,600
MYR Group, Inc.*	2,808	81,825
Northwest Pipe Co.*	1,646	31,307
NV5 Global, Inc.*	40,459	2,211,085
Orion Group Holdings, Inc.*	4,798	31,475
Sterling Construction Co., Inc.*	4,548	69,266

		2,636,670

Electrical Equipment (1.2%)
Allied Motion Technologies, Inc.	1,158	29,344
American Superconductor Corp.*	2,820	12,803
Babcock & Wilcox Enterprises, Inc.*	8,553	28,481
Broadwind Energy, Inc.*	2,493	8,077
Energous Corp.(x)*	3,285	41,588
Energy Focus, Inc.(x)*	1,790	4,887
Enphase Energy, Inc.(x)*	12,976	19,724
Espey Manufacturing & Electronics Corp.	301	6,773
FuelCell Energy, Inc.(x)*	9,467	16,567
Ideal Power, Inc.(x)*	2,206	5,714
LSI Industries, Inc.	4,227	27,940
Orion Energy Systems, Inc.*	4,754	5,324
Pioneer Power Solutions, Inc.*	679	5,160
Plug Power, Inc.(x)*	39,007	101,808
Polar Power, Inc.*	672	3,192
Powell Industries, Inc.	1,526	45,765
Preformed Line Products Co.	536	36,073
Revolution Lighting Technologies, Inc.(x)*	2,157	14,021
Sunrun, Inc.(x)*	14,681	81,480
TPI Composites, Inc.*	50,703	1,132,704
Ultralife Corp.(x)*	1,750	11,813
Vicor Corp.*	2,917	68,841
Vivint Solar, Inc.(x)*	4,536	15,422

		1,723,501

Machinery (2.3%)
Alamo Group, Inc.	1,650	177,160
ARC Group Worldwide, Inc.*	1,761	4,138
ASV Holdings, Inc.*	677	5,524
Blue Bird Corp.*	1,282	26,409
Columbus McKinnon Corp.	3,743	141,747
Commercial Vehicle Group, Inc.*	4,424	32,516
DMC Global, Inc.	2,475	41,828
Douglas Dynamics, Inc.	3,846	151,532
Eastern Co. (The)	981	28,155
Energy Recovery, Inc.(x)*	6,405	50,600
ExOne Co. (The)(x)*	1,955	22,209
FreightCar America, Inc.	2,115	41,369
Gencor Industries, Inc.*	1,421	25,081
Global Brass & Copper Holdings, Inc.	3,746	126,615
Graham Corp.	1,694	35,286
Hardinge, Inc.	2,039	31,136
Hurco Cos., Inc.	1,090	45,344
Jason Industries, Inc.*	3,889	6,184
Kadant, Inc.	1,874	184,682
Key Technology, Inc.*	801	15,131
LB Foster Co., Class A*	1,463	33,283
LS Starrett Co. (The), Class A	950	8,455
Lydall, Inc.*	2,885	165,311
Manitex International, Inc.*	2,587	23,231
Miller Industries, Inc.	1,923	53,748
NN, Inc.	52,079	1,510,290
Omega Flex, Inc.	516	37,069
Perma-Pipe International Holdings, Inc.*	1,255	10,605
Spartan Motors, Inc.	5,957	65,825
Taylor Devices, Inc.*	584	6,839
Titan International, Inc.	8,715	88,457
Twin Disc, Inc.*	1,478	27,506
Xerium Technologies, Inc.*	2,086	9,971

		3,233,236

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	6,740	30,532
Genco Shipping & Trading Ltd.*	1,345	15,589
Navios Maritime Holdings, Inc.*	15,317	25,579
Pangaea Logistics Solutions Ltd.*	867	2,133
Safe Bulkers, Inc.*	8,425	23,085
Scorpio Bulkers, Inc.*	10,245	72,227

		169,145

Professional Services (0.7%)
Acacia Research Corp.*	7,785	35,422
Barrett Business Services, Inc.	1,237	69,928
BG Staffing, Inc.	1,212	20,059
CBIZ, Inc.*	8,834	143,552
Cogint, Inc.(x)*	3,511	17,204
CRA International, Inc.	1,465	60,138
DLH Holdings Corp.*	675	4,374
Franklin Covey Co.*	1,704	34,591
GEE Group, Inc.(x)*	1,050	3,098
GP Strategies Corp.*	2,196	67,747

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Heidrick & Struggles International, Inc.	3,203	$67,743
Hill International, Inc.*	6,021	28,600
Hudson Global, Inc.*	4,544	6,634
Kelly Services, Inc., Class A	5,327	133,654
Kforce, Inc.	4,100	82,820
Luna Innovations, Inc.*	4,647	7,853
Mastech Digital, Inc.*	339	4,332
Mistras Group, Inc.*	2,988	61,254
Pendrell Corp.*	2,044	13,961
RCM Technologies, Inc.*	1,412	8,077
Resources Connection, Inc.	4,963	68,986
root9B Holdings, Inc.*	612	1,230
Volt Information Sciences, Inc.*	1,809	5,698
Willdan Group, Inc.*	1,324	42,977

		989,932

Road & Rail (0.3%)
ArcBest Corp.	4,513	150,959
Celadon Group, Inc.(x)	4,750	32,063
Covenant Transportation Group, Inc., Class A*	2,073	60,076
Daseke, Inc.*	3,529	46,053
PAM Transportation Services, Inc.*	406	9,716
Patriot Transportation Holding, Inc.*	424	8,268
Roadrunner Transportation Systems, Inc.*	5,421	51,662
Universal Logistics Holdings, Inc.	1,461	29,877
USA Truck, Inc.*	1,356	19,052
YRC Worldwide, Inc.*	5,707	78,757

		486,483

Trading Companies & Distributors (0.3%)
BlueLinx Holdings, Inc.*	781	8,068
CAI International, Inc.*	2,704	81,985
DXP Enterprises, Inc.*	2,760	86,913
EnviroStar, Inc.(x)	613	16,949
Foundation Building Materials, Inc.*	2,565	36,269
General Finance Corp.*	1,743	8,802
Houston Wire & Cable Co.*	2,898	15,215
Huttig Building Products, Inc.(x)*	4,237	29,913
Lawson Products, Inc.*	1,131	28,501
Neff Corp., Class A*	1,442	36,050
Real Industry, Inc.*	5,034	9,061
Titan Machinery, Inc.*	3,238	50,286
Transcat, Inc.*	1,172	15,998
Willis Lease Finance Corp.*	623	15,320

		439,330

Transportation Infrastructure (0.0%)
Sino-Global Shipping America Ltd.*	1,009	3,098

Total Industrials		16,053,628

Information Technology (18.5%)
Communications Equipment (0.9%)
Aerohive Networks, Inc.*	5,505	22,515
Applied Optoelectronics, Inc.(x)*	8,694	562,242
Aviat Networks, Inc.*	779	13,290
Black Box Corp.	2,629	8,544
CalAmp Corp.*	5,975	138,920
Calix, Inc.*	7,509	37,920
Clearfield, Inc.(x)*	2,042	27,771
ClearOne, Inc.	1,035	7,711
Communications Systems, Inc.	1,291	5,396
Comtech Telecommunications Corp.	4,013	82,387
DASAN Zhone Solutions, Inc.*	1,187	8,107
Digi International, Inc.*	4,625	49,025
EMCORE Corp.*	4,295	35,219
Harmonic, Inc.*	13,844	42,224
Inseego Corp.*	7,553	11,405
KVH Industries, Inc.*	2,722	32,528
Lantronix, Inc.*	1,410	3,426
Network-1 Technologies, Inc.	2,367	9,113
ParkerVision, Inc.(x)*	3,083	4,871
PC-Tel, Inc.	2,917	18,377
Quantenna Communications, Inc.*	3,686	61,962
RELM Wireless Corp.	1,523	5,483
Resonant, Inc.(x)*	1,812	8,027
Sonus Networks, Inc.*	8,296	63,464
TESSCO Technologies, Inc.	1,078	13,421

		1,273,348

Electronic Equipment, Instruments & Components (2.8%)
Airgain, Inc.(x)*	1,280	11,635
Akoustis Technologies, Inc.(x)*	1,508	9,832
Applied DNA Sciences, Inc.(x)*	3,719	10,674
Bel Fuse, Inc., Class B	1,686	52,603
ClearSign Combustion Corp.*	2,608	9,258
Control4 Corp.*	69,702	2,053,420
CTS Corp.	5,575	134,358
CUI Global, Inc.(x)*	3,541	13,066
Daktronics, Inc.	6,215	65,693
Data I/O Corp.*	1,350	13,446
Electro Scientific Industries, Inc.*	5,501	76,574
eMagin Corp.(x)*	3,419	7,693
FARO Technologies, Inc.*	2,889	110,504
Frequency Electronics, Inc.*	1,025	9,625
ID Systems, Inc.*	1,715	12,880
Identiv, Inc.*	1,733	8,041
IEC Electronics Corp.*	1,794	8,844
Intellicheck, Inc.*	1,832	5,276
Interlink Electronics, Inc.*	196	1,294
IntriCon Corp.*	1,076	13,020
Iteris, Inc.*	4,123	27,418
KEMET Corp.*	7,981	168,638
Key Tronic Corp.*	1,807	13,028
Kimball Electronics, Inc.*	4,632	100,283
LightPath Technologies, Inc., Class A*	4,101	10,499
LRAD Corp.*	5,758	12,265
Maxwell Technologies, Inc.(x)*	6,330	32,473
Mesa Laboratories, Inc.	4,129	616,541
MicroVision, Inc.(x)*	13,331	37,060
Napco Security Technologies, Inc.*	2,048	19,866
Neonode, Inc.(x)*	7,303	9,348
Netlist, Inc.(x)*	9,767	7,179
PAR Technology Corp.*	1,943	20,285
Park Electrochemical Corp.	3,359	62,142
PC Connection, Inc.	2,020	56,944
PCM, Inc.*	1,769	24,766
Perceptron, Inc.*	1,394	10,999
Radisys Corp.*	6,425	8,802
Research Frontiers, Inc.(x)*	3,320	3,951
Richardson Electronics Ltd.	1,884	11,247
Systemax, Inc.	2,011	53,151
Vishay Precision Group, Inc.*	1,796	43,822
Wayside Technology Group, Inc.(x)	682	9,241
Wireless Telecom Group, Inc.*	3,057	5,105

		3,992,789

Internet Software & Services (6.6%)
Alarm.com Holdings, Inc.*	8,218	371,289
Alteryx, Inc., Class A(x)*	37,956	773,164
Amber Road, Inc.*	3,504	26,911
Angie’s List, Inc.*	7,053	87,880
Appfolio, Inc., Class A*	13,755	659,552
Apptio, Inc., Class A*	3,840	70,925
Autobytel, Inc.*	1,400	9,646

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Bazaarvoice, Inc.*	14,568	$72,112
Blucora, Inc.*	7,455	188,612
Brightcove, Inc.*	5,940	42,768
Carbonite, Inc.*	4,317	94,974
Care.com, Inc.*	102,459	1,628,073
ChannelAdvisor Corp.*	4,427	50,911
CommerceHub, Inc., Series A*	24,695	557,366
Determine, Inc.*	1,352	2,900
DHI Group, Inc.*	8,526	22,168
eGain Corp.*	3,048	8,230
Five9, Inc.*	73,324	1,752,443
Instructure, Inc.*	49,143	1,629,089
Internap Corp.*	13,933	60,609
Inuvo, Inc.*	4,633	4,610
iPass, Inc.*	11,293	7,453
Issuer Direct Corp.	236	3,146
Leaf Group Ltd.*	2,131	14,704
Limelight Networks, Inc.*	12,910	51,253
Liquidity Services, Inc.*	4,477	26,414
LivePerson, Inc.*	9,362	126,855
Marchex, Inc., Class B*	5,809	17,950
Marin Software, Inc.(x)*	5,579	9,763
MaxPoint Interactive, Inc.*	509	7,070
Meet Group, Inc. (The)*	11,793	42,927
Mimecast Ltd.*	27,671	786,409
Numerex Corp., Class A*	2,406	9,143
Ominto, Inc.(x)*	2,218	9,981
Professional Diversity Network, Inc.*	224	856
QuinStreet, Inc.*	6,376	46,864
Reis, Inc.	1,571	28,278
Remark Holdings, Inc.(x)*	2,750	10,368
SharpSpring, Inc.*	893	2,902
ShotSpotter, Inc.*	562	7,559
Spark Networks, Inc.*	2,438	2,974
Support.com, Inc.*	2,635	6,192
Synacor, Inc.(x)*	5,767	15,571
TechTarget, Inc.*	3,429	40,942
Telaria, Inc.*	6,262	27,302
Tintri, Inc.*	1,670	5,244
Travelzoo*	1,076	9,254
Tucows, Inc., Class A(x)*	1,572	92,041
Veritone, Inc.(x)*	459	20,862
XO Group, Inc.*	4,310	84,778
YuMe, Inc.	4,137	19,154

		9,648,441

IT Services (0.6%)
ALJ Regional Holdings, Inc.*	3,228	11,169
Cass Information Systems, Inc.	1,895	120,218
Computer Task Group, Inc.*	2,607	13,974
CSP, Inc.	614	6,729
Edgewater Technology, Inc.*	1,957	12,760
Everi Holdings, Inc.*	11,120	84,400
Forrester Research, Inc.	1,746	73,070
Hackett Group, Inc. (The)	4,178	63,464
Information Services Group, Inc.*	5,729	23,031
Innodata, Inc.*	4,323	6,485
JetPay Corp.*	1,559	2,923
Mattersight Corp.*	3,937	11,024
ModusLink Global Solutions, Inc.*	6,607	12,421
MoneyGram International, Inc.*	5,028	81,001
Perficient, Inc.*	5,930	116,642
PFSweb, Inc.*	2,675	22,336
Planet Payment, Inc.*	7,358	31,566
PRGX Global, Inc.*	3,598	25,186
ServiceSource International, Inc.*	13,221	45,745
StarTek, Inc.*	1,806	21,221
Unisys Corp.(x)*	8,809	74,877

		860,242

Semiconductors & Semiconductor Equipment (2.7%)
Adesto Technologies Corp.*	2,991	23,479
Aehr Test Systems*	3,010	12,311
Alpha & Omega Semiconductor Ltd.*	3,245	53,510
Amtech Systems, Inc.*	1,794	21,492
Atomera, Inc.*	1,834	7,134
Axcelis Technologies, Inc.*	5,188	141,892
AXT, Inc.*	6,509	59,557
CEVA, Inc.*	29,983	1,283,271
Cohu, Inc.	4,694	111,905
CVD Equipment Corp.(x)*	980	10,682
CyberOptics Corp.*	1,210	19,663
DSP Group, Inc.*	3,809	49,517
Everspin Technologies, Inc.(x)*	1,223	20,901
FormFactor, Inc.*	12,553	211,518
GSI Technology, Inc.*	2,491	18,110
Ichor Holdings Ltd.*	3,116	83,509
Impinj, Inc.(x)*	15,209	632,846
inTEST Corp.*	1,270	10,541
IXYS Corp.*	4,364	103,427
Kopin Corp.(x)*	10,843	45,215
Nanometrics, Inc.*	4,156	119,693
NeoPhotonics Corp.(x)*	5,653	31,431
NVE Corp.	824	65,071
PDF Solutions, Inc.(x)*	4,878	75,560
Photronics, Inc.*	11,653	103,129
Pixelworks, Inc.(x)*	4,994	23,522
QuickLogic Corp.(x)*	13,779	23,149
Rudolph Technologies, Inc.*	5,395	141,889
Sigma Designs, Inc.*	6,522	41,089
SMART Global Holdings, Inc.(x)*	3,521	94,292
Sunworks, Inc.(x)*	3,482	5,467
Ultra Clean Holdings, Inc.*	5,687	174,136
Xcerra Corp.*	9,376	92,354

		3,911,262

Software (4.7%)
8x8, Inc.*	23,036	310,986
A10 Networks, Inc.*	8,567	64,767
Agilysys, Inc.*	2,638	31,524
American Software, Inc., Class A	4,593	52,176
Appian Corp.(x)*	49,596	1,411,502
Asure Software, Inc.*	1,668	20,717
Aware, Inc.*	2,595	12,067
BSQUARE Corp.*	2,028	10,546
Datawatch Corp.*	1,781	20,571
Digiliti Money Group, Inc.(r)*†	1,565	1,606
Digimarc Corp.(x)*	1,731	63,355
Digital Turbine, Inc.(x)*	11,333	17,113
Everbridge, Inc.*	59,920	1,583,085
Evolving Systems, Inc.*	1,655	8,027
Exa Corp.*	2,421	58,540
Finjan Holdings, Inc.*	1,118	2,627
FORM Holdings Corp.*	2,053	2,854
GlobalSCAPE, Inc.	2,274	8,709
Glu Mobile, Inc.*	18,250	68,620
GSE Systems, Inc.*	2,666	9,464
Majesco*	1,017	5,075
Materialise NV (ADR)(x)*	35,226	512,891
Mind CTI Ltd.	2,850	7,353
Mitek Systems, Inc.*	5,401	51,310
MobileIron, Inc.*	9,543	35,309
Model N, Inc.*	4,063	60,742
NetSol Technologies, Inc.*	1,778	6,223
Park City Group, Inc.(x)*	2,309	28,054

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
PolarityTE, Inc.*	717	$19,825
PROS Holdings, Inc.*	4,584	110,612
QAD, Inc., Class A	1,708	58,670
RealNetworks, Inc.*	4,080	19,584
Rosetta Stone, Inc.*	2,962	30,242
Rubicon Project, Inc. (The)*	7,788	30,295
Seachange International, Inc.*	6,043	16,558
Silver Spring Networks, Inc.*	7,299	118,025
SITO Mobile Ltd.*	2,966	21,177
Talend SA (ADR)*	40,686	1,665,684
Telenav, Inc.*	5,327	33,826
Upland Software, Inc.(x)*	1,267	26,810
Varonis Systems, Inc.*	3,306	138,521
VASCO Data Security International, Inc.*	5,283	63,660
VirnetX Holding Corp.(x)*	8,933	34,839
Workiva, Inc.*	4,333	90,343
Zix Corp.*	9,353	45,736

		6,990,220

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.	933	12,082
Avid Technology, Inc.*	5,888	26,732
Concurrent Computer Corp.	1,547	9,282
CPI Card Group, Inc.(x)	3,625	4,278
Eastman Kodak Co.*	2,931	21,543
Immersion Corp.(x)*	5,074	41,455
Intevac, Inc.*	3,395	28,688
Quantum Corp.*	4,904	30,012
TransAct Technologies, Inc.	1,303	12,704
USA Technologies, Inc.*	8,118	50,737

		237,513

Total Information Technology		26,913,815

Materials (2.9%)
Chemicals (1.2%)
Advanced Emissions Solutions, Inc.	3,678	40,348
AgroFresh Solutions, Inc.(x)*	3,909	27,480
American Vanguard Corp.	4,960	113,584
Codexis, Inc.*	7,063	46,969
Core Molding Technologies, Inc.	1,300	28,522
Ferro Corp.*	27,324	609,325
Flotek Industries, Inc.(x)*	9,707	45,138
FutureFuel Corp.	4,387	69,051
Hawkins, Inc.	1,686	68,789
Intrepid Potash, Inc.(x)*	16,401	71,508
KMG Chemicals, Inc.	1,612	88,467
Koppers Holdings, Inc.*	3,564	164,479
LSB Industries, Inc.(x)*	3,818	30,315
Marrone Bio Innovations, Inc.(x)*	4,518	5,196
Northern Technologies International Corp.*	626	10,329
OMNOVA Solutions, Inc.*	7,463	81,720
Rayonier Advanced Materials, Inc.(x)	7,406	101,462
Trecora Resources*	3,477	46,244
Tredegar Corp.	4,510	81,180

		1,730,106

Construction Materials (0.6%)
United States Lime & Minerals, Inc.	339	28,476
US Concrete, Inc.*	11,599	885,004

		913,480

Containers & Packaging (0.1%)
Myers Industries, Inc.	4,040	84,638
UFP Technologies, Inc.*	1,154	32,427

		117,065

Metals & Mining (1.0%)
Ampco-Pittsburgh Corp.	1,541	26,813
Friedman Industries, Inc.	1,307	8,038
Gold Resource Corp.	9,225	34,594
Handy & Harman Ltd.*	512	16,666
Haynes International, Inc.	2,170	77,925
Klondex Mines Ltd.*	30,698	111,741
Olympic Steel, Inc.	1,624	35,728
Pershing Gold Corp.(x)*	2,897	8,546
Ramaco Resources, Inc.(x)*	1,036	6,869
Ryerson Holding Corp.*	67,805	735,683
Schnitzer Steel Industries, Inc., Class A	4,569	128,617
SunCoke Energy, Inc.*	11,129	101,719
Synalloy Corp.*	1,469	18,363
TimkenSteel Corp.*	6,847	112,976
Universal Stainless & Alloy Products, Inc.*	1,271	26,500

		1,450,778

Paper & Forest Products (0.0%)
Verso Corp., Class A*	5,972	30,397

Total Materials		4,241,826

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Armada Hoffler Properties, Inc. (REIT)	7,724	106,668
Ashford Hospitality Prime, Inc. (REIT)	4,581	43,520
Ashford Hospitality Trust, Inc. (REIT)	13,282	88,591
Bluerock Residential Growth REIT, Inc. (REIT)	3,967	43,875
BRT Apartments Corp. (REIT)	1,380	14,794
CatchMark Timber Trust, Inc. (REIT), Class A	6,689	84,348
Cedar Realty Trust, Inc. (REIT)	14,274	80,220
City Office REIT, Inc. (REIT)	5,107	70,323
Clipper Realty, Inc. (REIT)(x)	2,683	28,735
Community Healthcare Trust, Inc. (REIT)	2,971	80,098
Condor Hospitality Trust, Inc. (REIT)	941	9,833
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	2,055	72,644
Farmland Partners, Inc. (REIT)(x)	5,591	50,543
First Potomac Realty Trust (REIT)	10,035	111,790
Getty Realty Corp. (REIT)	5,346	152,949
Gladstone Commercial Corp. (REIT)	4,718	105,070
Gladstone Land Corp. (REIT)	1,563	21,288
Global Medical REIT, Inc. (REIT)(x)	3,139	28,188
Global Self Storage, Inc. (REIT)	1,356	6,455
Independence Realty Trust, Inc. (REIT)	11,993	121,969
Innovative Industrial Properties, Inc. (REIT)	610	11,407
Jernigan Capital, Inc. (REIT)(x)	2,277	46,792
MedEquities Realty Trust, Inc. (REIT)	4,951	58,174
NexPoint Residential Trust, Inc. (REIT)	2,973	70,549
One Liberty Properties, Inc. (REIT)	2,486	60,559
Plymouth Industrial REIT, Inc. (REIT)	506	9,214
Preferred Apartment Communities, Inc. (REIT), Class A	5,609	105,898
RAIT Financial Trust (REIT)(x)	15,352	11,207
Reven Housing REIT, Inc. (REIT)*	477	2,199

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Safety Income and Growth, Inc. (REIT)	1,789	$33,347
Sotherly Hotels, Inc. (REIT)	2,099	12,363
UMH Properties, Inc. (REIT)	5,213	81,062
Universal Health Realty Income Trust (REIT)	2,191	165,400
Urstadt Biddle Properties, Inc. (REIT), Class A	5,152	111,798
Wheeler REIT, Inc. (REIT)	1,480	17,094
Whitestone REIT (REIT)(x)	6,435	83,977

		2,202,941

Real Estate Management & Development (0.3%)
Altisource Asset Management Corp.*	132	10,586
Altisource Portfolio Solutions SA(x)*	1,941	50,214
American Realty Investors, Inc.*	361	3,123
Consolidated-Tomoka Land Co.	714	42,890
Forestar Group, Inc.(r)*†	5,597	96,268
FRP Holdings, Inc.*	1,167	52,807
Griffin Industrial Realty, Inc.	184	6,688
JW Mays, Inc.*	71	2,776
Maui Land & Pineapple Co., Inc.*	1,230	17,159
Stratus Properties, Inc.	1,077	32,633
Tejon Ranch Co.*	2,611	55,092
Transcontinental Realty Investors, Inc.(x)*	321	8,731
Trinity Place Holdings, Inc.*	3,462	24,303

		403,270

Total Real Estate		2,606,211

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.*	8,845	20,078
Fusion Telecommunications International, Inc.*	1,950	5,304
Hawaiian Telcom Holdco, Inc.*	1,039	30,983
IDT Corp., Class B	3,041	42,817
Intelsat SA*	6,379	29,981
Lumos Networks Corp.*	3,838	68,777
magicJack VocalTec Ltd.*	1,898	13,571
Ooma, Inc.*	2,960	31,228
ORBCOMM, Inc.*	11,397	119,327
pdvWireless, Inc.*	1,668	49,706

		411,772

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	6,326	135,187
Spok Holdings, Inc.	3,532	54,216

		189,403

Total Telecommunication Services		601,175

Utilities (0.6%)
Electric Utilities (0.0%)
Genie Energy Ltd., Class B	2,256	14,777
Spark Energy, Inc., Class A	2,031	30,465

		45,242

Gas Utilities (0.0%)
RGC Resources, Inc.	1,160	33,141

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	20,098	49,240
TerraForm Global, Inc., Class A*	15,569	73,953
US Geothermal, Inc.*	2,758	11,004

		134,197

Multi-Utilities (0.1%)
Unitil Corp.	2,412	119,298

Water Utilities (0.4%)
AquaVenture Holdings Ltd.*	2,021	27,284
Artesian Resources Corp., Class A	1,366	51,635
Cadiz, Inc.(x)*	3,633	46,139
Connecticut Water Service, Inc.	1,922	113,974
Consolidated Water Co. Ltd.	2,556	32,717
Global Water Resources, Inc.	1,746	16,447
Middlesex Water Co.	2,771	108,816
Pure Cycle Corp.*	2,957	22,178
York Water Co. (The)	2,232	75,665

		494,855

Total Utilities		826,733

Total Common Stocks (97.3%) (Cost $116,982,105)		140,902,947

	Number of Warrants	Value (Note 1)
WARRANTS:
Industrials (0.0%)
Marine (0.0%)
Eagle Bulk Shipping, Inc., expiring 10/15/21* (Cost $—)	452	27

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	339,032	339,133

	Principal Amount	Value (Note 1)
Repurchase Agreements (12.2%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $1,400,187, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $1,428,762.(xx)	$1,400,000	1,400,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,600,140, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $1,632,000.(xx)	1,600,000	1,600,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $500,052, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $510,005.(xx)	500,000	500,000

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $700,073, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $714,003.(xx)	$700,000	$700,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,500,150, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $1,530,008.(xx)	1,500,000	1,500,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $2,000,200, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $2,040,007.(xx)	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $868,182, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $885,467.(xx)	868,105	868,105
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $900,078, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $918,700.(xx)	900,000	900,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $1,100,229, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,122,855.(xx)	1,100,000	1,100,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $4,000,393, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $4,080,402.(xx)	4,000,000	4,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $2,000,408, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $2,040,005.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $1,020,030.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		17,568,105

Total Short-Term Investments (12.4%) (Cost $17,907,238)		17,907,238

Total Investments (109.7%) (Cost $134,889,343)		158,810,212
Other Assets Less Liabilities (-9.7%)		(14,103,502)

Net Assets (100%)		$144,706,710

*	Non-income producing.

†	Security (totaling $132,052 or 0.1% of net assets) held at fair value by management.

(r)	Value determined using significant unobservable inputs

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $17,528,456. This was secured by cash collateral of $17,568,105 which was subsequently invested in joint repurchase agreements with a total value of $17,568,105, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $182,769 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/05/2017-08/15/2046.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	20	12/2017	USD	1,492,900	67,571

					67,571

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,604,254	$5,402	$—	$17,609,656
Consumer Staples	3,159,007	—	—	3,159,007
Energy	4,763,226	—	—	4,763,226
Financials	23,342,707	—	34,178	23,376,885
Health Care	40,750,785	—	—	40,750,785
Industrials	16,053,628	—	—	16,053,628
Information Technology	26,912,209	—	1,606	26,913,815
Materials	4,241,826	—	—	4,241,826
Real Estate	2,503,255	6,688	96,268	2,606,211
Telecommunication Services	601,175	—	—	601,175
Utilities	826,733	—	—	826,733
Futures	67,571	—	—	67,571
Short-Term Investments
Investment Companies	339,133	—	—	339,133
Repurchase Agreements	—	17,568,105	—	17,568,105
Warrants
Industrials	27	—	—	27

Total Assets	$141,165,536	$17,580,195	$132,052	$158,877,783

Total Liabilities	$—	$—	$—	$—

Total	$141,165,536	$17,580,195	$132,052	$158,877,783

(a)	Securities with a market value of $1,756,317 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $5,402 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Securities with a market value of $130,446 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,115,414
Aggregate gross unrealized depreciation	(12,769,891)

Net unrealized appreciation	$23,345,523

Federal income tax cost of investment securities and derivative instruments, if applicable	$135,532,260

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (4.9%)
Fertilizers & Agricultural Chemicals (4.9%)
Agrium, Inc.(x)	1,141	$122,280
CF Industries Holdings, Inc.	1,925	67,683
FMC Corp.	1,106	98,777
Israel Chemicals Ltd.	4,214	18,693
K+S AG (Registered)	1,580	43,043
Monsanto Co.	3,623	434,108
Mosaic Co. (The)	2,752	59,416
Potash Corp. of Saskatchewan, Inc.(x)	6,934	133,484
Yara International ASA	1,466	65,656

Total Chemicals		1,043,140

Food Products (1.9%)
Agricultural Products (1.9%)
Archer-Daniels-Midland Co.	4,692	199,457
Bunge Ltd.	1,159	80,504
Golden Agri-Resources Ltd.(x)	58,284	16,113
Ingredion, Inc.	592	71,419
Wilmar International Ltd.	13,214	30,978

Total Food Products		398,471

Metals & Mining (22.5%)
Aluminum (0.5%)
Alumina Ltd.	20,206	34,869
Norsk Hydro ASA	11,101	80,702

		115,571

Copper (1.2%)
Antofagasta plc	3,255	41,393
First Quantum Minerals Ltd.	5,690	63,888
Freeport-McMoRan, Inc.*	11,346	159,298

		264,579

Diversified Metals & Mining (12.1%)
Anglo American plc(x)	11,015	197,711
BHP Billiton Ltd.	26,511	536,101
BHP Billiton plc	17,434	307,088
Boliden AB	2,258	76,432
Glencore plc*	101,002	462,872
Mitsubishi Materials Corp.	922	31,874
Rio Tinto Ltd.	3,502	182,756
Rio Tinto plc	10,187	474,085
South32 Ltd.	43,470	111,500
Sumitomo Metal Mining Co. Ltd.	2,041	65,535
Teck Resources Ltd., Class B	4,704	99,037
Turquoise Hill Resources Ltd.*	8,305	25,692

		2,570,683

Gold (4.0%)
Agnico Eagle Mines Ltd.	1,907	86,184
Barrick Gold Corp.	9,625	154,895
Franco-Nevada Corp.(x)	1,492	115,581
Goldcorp, Inc.	7,140	92,701
Kinross Gold Corp.*	10,292	43,634
Newcrest Mining Ltd.	6,332	104,403
Newmont Mining Corp.	4,402	165,119
Randgold Resources Ltd.	777	76,162
Yamana Gold, Inc.(x)	7,826	20,698

		859,377

Precious Metals & Minerals (0.2%)
Fresnillo plc	1,824	34,341

Silver (0.3%)
Wheaton Precious Metals Corp.	3,646	69,545

Steel (4.2%)
ArcelorMittal*	5,483	141,434
BlueScope Steel Ltd.	4,672	40,202
Fortescue Metals Group Ltd.(x)	12,851	51,813
Hitachi Metals Ltd.	1,770	24,633
JFE Holdings, Inc.	4,311	84,190
Kobe Steel Ltd.	2,556	29,211
Maruichi Steel Tube Ltd.	465	13,534
Nippon Steel & Sumitomo Metal Corp.	6,275	144,070
Nucor Corp.	2,634	147,609
Steel Dynamics, Inc.	1,996	68,802
thyssenkrupp AG	3,605	106,838
voestalpine AG	946	48,239

		900,575

Total Metals & Mining		4,814,671

Oil, Gas & Consumable Fuels (69.0%)
Coal & Consumable Fuels (0.1%)
Cameco Corp.(x)	3,267	31,551

Integrated Oil & Gas (51.1%)
BP plc	162,451	1,039,007
Cenovus Energy, Inc.	8,621	86,435
Chevron Corp.	15,640	1,837,700
Eni SpA	20,999	347,462
Exxon Mobil Corp.	34,978	2,867,496
Galp Energia SGPS SA	4,137	73,318
Husky Energy, Inc.*	2,904	36,354
Imperial Oil Ltd.	2,449	78,235
Occidental Petroleum Corp.	6,312	405,294
OMV AG	1,216	70,839
Origin Energy Ltd.*	14,489	85,011
Repsol SA	10,172	187,427
Royal Dutch Shell plc, Class A	36,954	1,113,420
Royal Dutch Shell plc, Class B	30,918	950,614
Statoil ASA	9,437	188,752
Suncor Energy, Inc.	13,780	482,949
TOTAL SA	19,471	1,045,816

		10,896,129

Oil & Gas Exploration & Production (17.8%)
Anadarko Petroleum Corp.	4,626	225,980
Antero Resources Corp.(x)*	1,822	36,258
Apache Corp.	3,140	143,812
ARC Resources Ltd.(x)	2,918	40,201
Cabot Oil & Gas Corp.	3,842	102,773
Canadian Natural Resources Ltd.	9,222	308,866
Cimarex Energy Co.	785	89,231
Concho Resources, Inc.*	1,225	161,357
ConocoPhillips	10,212	511,111
Continental Resources, Inc.*	774	29,884
Crescent Point Energy Corp.(x)	4,498	36,121
Devon Energy Corp.	4,122	151,319
Diamondback Energy, Inc.*	729	71,413
Encana Corp.	8,032	94,562
EOG Resources, Inc.	4,766	461,063
EQT Corp.	1,431	93,358
Hess Corp.	2,362	110,754
Inpex Corp.	7,846	83,358
Lundin Petroleum AB*	1,545	33,803
Marathon Oil Corp.	7,016	95,137
Murphy Oil Corp.(x)	1,353	35,936
Newfield Exploration Co.*	1,644	48,777
Noble Energy, Inc.	3,856	109,356
Oil Search Ltd.	11,319	62,150
Parsley Energy, Inc., Class A*	1,831	48,229
Peyto Exploration & Development Corp.(x)	1,361	22,252
Pioneer Natural Resources Co.	1,404	207,146
PrairieSky Royalty Ltd.	1,759	45,013

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Range Resources Corp.	2,043	$39,981
Santos Ltd.*	15,476	48,800
Seven Generations Energy Ltd., Class A*	2,039	32,258
Tourmaline Oil Corp.*	1,888	38,388
Vermilion Energy, Inc.(x)	933	33,163
Woodside Petroleum Ltd.	6,258	142,845

		3,794,655

Total Oil, Gas & Consumable Fuels		14,722,335

Paper & Forest Products (1.6%)
Forest Products (0.2%)
West Fraser Timber Co. Ltd.(x)	564	32,545

Paper Products (1.4%)
Mondi plc	3,031	81,434
Oji Holdings Corp.	7,117	38,392
Stora Enso OYJ, Class R	4,547	64,220
UPM-Kymmene OYJ	4,406	119,407

		303,453

Total Paper & Forest Products		335,998

Total Common Stocks (99.9%) (Cost $22,062,562)		21,314,615

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.4%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $100,013, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $102,054.(xx)	$100,000	100,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $22,451, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $22,898.(xx)	22,449	22,449
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $12,149, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $12,391.(xx)	12,148	12,148
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $8,599, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $8,770.(xx)	8,598	8,598
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $27,784, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $28,337.(xx)	27,781	27,781
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $21,269, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $21,692.(xx)	21,267	21,267
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $110,834, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $113,040.(xx)	110,824	110,824

Total Repurchase Agreements		303,067

Total Short-Term Investments (1.4%) (Cost $303,067)		303,067

Total Investments (101.3%) (Cost $22,365,629)		21,617,682
Other Assets Less Liabilities (-1.3%)		(273,689)

Net Assets (100%)		$21,343,993

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $745,276. This was secured by cash collateral of $303,067 which was subsequently invested in joint repurchase agreements with a total value of $303,067, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements and $488,087collaterised by various U.S. Government Treasury Securities, ranging from 0.000% - 5.500%, maturing 11/24/17-5/15/45.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	7.1%
Austria	0.5
Canada	11.1
Chile	0.2
Finland	0.9
France	4.9
Germany	0.7
Israel	0.1
Italy	1.6
Japan	2.4
Jersey	0.3
Luxembourg	0.7
Mexico	0.2
Netherlands	9.7
Norway	1.6
Portugal	0.3
Singapore	0.2
South Africa	0.4
Spain	0.9
Sweden	0.5
Switzerland	2.2
United Kingdom	8.9
United States	45.6
Zambia	0.3
Cash and Other	(1.3)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$351,380	$47,091	$—	$398,471
Energy	9,249,713	5,472,622	—	14,722,335
Materials	2,260,976	3,932,833	—	6,193,809
Short-Term Investments
Repurchase Agreements	—	303,067	—	303,067

Total Assets	$11,862,069	$9,755,613	$—	$21,617,682

Total Liabilities	$—	$—	$—	$—

Total	$11,862,069	$9,755,613	$—	$21,617,682

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,533,904
Aggregate gross unrealized depreciation	(2,404,529)

Net unrealized depreciation	$(870,625)

Federal income tax cost of investment securities and derivative instruments, if applicable	$22,488,307

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (79.6%)
Diversified REITs (10.8%)
Activia Properties, Inc. (REIT)	12	$49,802
American Assets Trust, Inc. (REIT)	767	30,504
ANF Immobilier(REIT)	92	2,394
Artis REIT (REIT)	2,856	30,260
Canadian REIT(REIT)	1,389	51,352
Cofinimmo SA (REIT)	396	50,852
Cominar REIT (REIT)	3,509	38,162
Custodian Reit plc (REIT)	6,194	9,566
Daiwa House REIT Investment Corp. (REIT)	29	69,430
Dream Global REIT (REIT)	2,531	22,333
Empire State Realty Trust, Inc. (REIT), Class A	2,400	49,296
F&C UK Real Estate Investment Ltd. (REIT)	4,544	6,454
First Potomac Realty Trust (REIT)	1,087	12,109
Fonciere Des Regions (REIT)	733	76,142
Forest City Realty Trust, Inc. (REIT), Class A	4,621	117,882
Gecina SA (REIT)	836	135,563
Global Net Lease, Inc. (REIT)	1,258	27,538
GPT Group (The) (REIT)	34,544	134,398
Gramercy Property Trust (REIT)	2,848	86,152
H&R REIT (REIT)	5,491	94,792
Hamborner REIT AG (REIT)	1,454	15,724
Hispania Activos Inmobiliarios SOCIMI SA (REIT)	1,697	30,587
Hulic Reit, Inc. (REIT)	17	25,079
ICADE (REIT)	694	61,903
Investors Real Estate Trust (REIT)	2,280	13,931
Kenedix Office Investment Corp. (REIT)	7	38,507
Land Securities Group plc (REIT)	13,658	177,990
Lar Espana Real Estate Socimi SA (REIT)	1,710	16,613
Lexington Realty Trust (REIT)	4,439	45,367
Liberty Property Trust (REIT)	2,805	115,173
LondonMetric Property plc (REIT)	12,212	27,197
Merlin Properties Socimi SA (REIT)	6,424	88,984
Mirvac Group (REIT)	70,932	127,413
Nomura Real Estate Master Fund, Inc. (REIT)	76	98,812
NSI NV (REIT)	287	11,306
Premier Investment Corp. (REIT)	24	22,779
PS Business Parks, Inc. (REIT)	397	52,999
Redefine International plc (REIT)	23,094	11,759
Schroder REIT Ltd. (REIT)	9,896	8,155
Sekisui House Reit, Inc. (REIT)	16	18,485
Sekisui House Residential Investment Corp. (REIT)	20	19,587
Select Income REIT (REIT)	1,185	27,753
Spirit Realty Capital, Inc. (REIT)	9,205	78,887
Standard Life Investment Property Income Trust Ltd. (REIT)	7,436	9,142
Stockland (REIT)	46,288	156,126
STORE Capital Corp. (REIT)	3,234	80,430
Suntec REIT (REIT)(x)	48,390	66,532
Tokyu REIT, Inc. (REIT)	16	19,494
United Urban Investment Corp. (REIT)	55	80,551
VEREIT, Inc. (REIT)	18,629	154,434
Washington REIT (REIT)	1,466	48,026
WP Carey, Inc. (REIT)	2,026	136,532

		2,981,238

Health Care REITs (7.5%)
Aedifica SA (REIT)	364	34,339
Assura plc (REIT)	34,285	28,806
CareTrust REIT, Inc. (REIT)	1,400	26,656
HCP, Inc. (REIT)	8,944	248,912
Healthcare Realty Trust, Inc. (REIT)	2,328	75,288
Healthcare Trust of America, Inc. (REIT), Class A	3,762	112,108
LTC Properties, Inc. (REIT)	721	33,873
Medical Properties Trust, Inc. (REIT)	6,895	90,531
National Health Investors, Inc. (REIT)	770	59,513
New Senior Investment Group, Inc. (REIT)	1,550	14,182
Omega Healthcare Investors, Inc. (REIT)(x)	3,685	117,588
Physicians Realty Trust (REIT)	3,378	59,892
Primary Health Properties plc (REIT)	10,913	17,877
Quality Care Properties, Inc. (REIT)*	1,778	27,559
Sabra Health Care REIT, Inc. (REIT)	2,971	65,184
Senior Housing Properties Trust (REIT)	4,468	87,349
Target Healthcare REIT Ltd. (REIT)	4,529	7,101
Universal Health Realty Income Trust (REIT)	267	20,156
Ventas, Inc. (REIT)	6,763	440,474
Welltower, Inc. (REIT)	7,029	493,998

		2,061,386

Hotel & Resort REITs (3.9%)
Apple Hospitality REIT, Inc. (REIT)	3,972	75,110
Ashford Hospitality Trust, Inc. (REIT)	1,452	9,685
CDL Hospitality Trusts (REIT)	14,788	17,661
Chatham Lodging Trust (REIT)	722	15,393
Chesapeake Lodging Trust (REIT)	1,073	28,939
DiamondRock Hospitality Co. (REIT)	3,746	41,019
Hersha Hospitality Trust (REIT)	699	13,050
Hospitality Properties Trust (REIT)	3,080	87,749
Host Hotels & Resorts, Inc. (REIT)	13,895	256,919
Invincible Investment Corp. (REIT)	59	24,355
Japan Hotel REIT Investment Corp. (REIT)	76	48,021
LaSalle Hotel Properties (REIT)	2,118	61,464
Park Hotels & Resorts, Inc. (REIT)	2,700	74,412
Pebblebrook Hotel Trust (REIT)(x)	1,262	45,609
RLJ Lodging Trust (REIT)	3,174	69,828
Ryman Hospitality Properties, Inc. (REIT)	857	53,554
Summit Hotel Properties, Inc. (REIT)	1,923	30,749
Sunstone Hotel Investors, Inc. (REIT)	4,258	68,426
Xenia Hotels & Resorts, Inc. (REIT)	2,022	42,563

		1,064,506

Industrial REITs (7.5%)
Ascendas REIT (REIT)	45,475	89,176
DCT Industrial Trust, Inc. (REIT)	1,740	100,781
Duke Realty Corp. (REIT)	6,774	195,227
EastGroup Properties, Inc. (REIT)	646	56,925
First Industrial Realty Trust, Inc. (REIT)	2,247	67,612

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
GLP J-Reit (REIT)	46	$47,952
Goodman Group (REIT)	33,619	217,295
Granite REIT (REIT)	922	36,998
Hansteen Holdings plc (REIT)	15,334	28,356
Industrial & Infrastructure Fund Investment Corp. (REIT)	7	29,673
Japan Logistics Fund, Inc. (REIT)	16	29,789
Mapletree Industrial Trust (REIT)	23,994	33,167
Mapletree Logistics Trust (REIT)	28,197	25,776
Monmouth Real Estate Investment Corp. (REIT)	1,289	20,869
Nippon Prologis REIT, Inc. (REIT)	34	71,641
Prologis, Inc. (REIT)	10,055	638,090
Pure Industrial Real Estate Trust (REIT)	5,131	26,154
Rexford Industrial Realty, Inc. (REIT)	1,322	37,836
Segro plc (REIT)	19,051	136,832
STAG Industrial, Inc. (REIT)	1,736	47,688
Terreno Realty Corp. (REIT)	975	35,275
Tritax Big Box REIT plc (REIT)	26,053	49,713
Warehouses De Pauw (CVA) (REIT)	322	36,345

		2,059,170

Office REITs (11.7%)
Alexandria Real Estate Equities, Inc. (REIT)	1,797	213,789
Allied Properties REIT (REIT)	1,615	51,566
alstria office REIT-AG (REIT)	2,503	35,751
Axiare Patrimonio SOCIMI SA (REIT)	1,197	24,461
Befimmo SA (REIT)	332	20,942
Beni Stabili SpA SIIQ (REIT)	19,464	16,885
Boston Properties, Inc. (REIT)	2,966	364,462
Brandywine Realty Trust (REIT)	3,295	57,630
CapitaLand Commercial Trust (REIT)(x)	38,452	46,915
Champion REIT (REIT)	37,203	25,670
Columbia Property Trust, Inc. (REIT)	2,328	50,681
Corporate Office Properties Trust (REIT)	1,859	61,031
Cousins Properties, Inc. (REIT)	7,916	73,936
Cromwell Property Group (REIT)	28,346	21,234
Daiwa Office Investment Corp. (REIT)	6	30,020
Derwent London plc (REIT)	1,958	73,307
Dexus (REIT)	19,490	145,236
Douglas Emmett, Inc. (REIT)	2,762	108,878
Dream Office REIT (REIT)	1,460	24,607
Equity Commonwealth (REIT)*	2,284	69,434
Franklin Street Properties Corp. (REIT)	1,944	20,645
Government Properties Income Trust (REIT)	1,747	32,791
Great Portland Estates plc (REIT)	6,224	50,958
Green REIT plc (REIT)	13,089	23,313
Hibernia REIT plc (REIT)	11	20
Hibernia REIT plc (REIT)	13,285	24,023
Highwoods Properties, Inc. (REIT)	1,949	101,523
Hudson Pacific Properties, Inc. (REIT)	2,963	99,349
Intervest Offices & Warehouses NV (REIT)	297	7,793
Investa Office Fund (REIT)	10,708	37,797
Japan Excellent, Inc. (REIT)	22	26,140
Japan Prime Realty Investment Corp. (REIT)	16	53,464
Japan Real Estate Investment Corp. (REIT)	24	115,388
JBG SMITH Properties (REIT)*	1,616	55,283
Keppel REIT (REIT)	36,899	32,099
Kilroy Realty Corp. (REIT)	1,820	129,438
Leasinvest Real Estate SCA (REIT)	14	1,653
Mack-Cali Realty Corp. (REIT)	1,699	40,283
Mori Hills REIT Investment Corp. (REIT)	27	32,369
Mori Trust Sogo Reit, Inc. (REIT)	19	28,435
Nippon Building Fund, Inc. (REIT)	24	119,653
Orix JREIT, Inc. (REIT)	48	68,891
Paramount Group, Inc. (REIT)	3,784	60,544
Parkway, Inc. (REIT)	789	18,171
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,761	55,662
Regional REIT Ltd. (REIT)(m)	4,671	6,572
SL Green Realty Corp. (REIT)	1,842	186,631
Tier REIT, Inc. (REIT)	882	17,023
Vornado Realty Trust (REIT)	3,282	252,320
Workspace Group plc (REIT)	2,309	27,460

		3,242,126

Real Estate Operating Companies (0.2%)
Inmobiliaria Colonial Socimi SA (REIT)	4,781	47,432

Residential REITs (10.6%)
Advance Residence Investment Corp. (REIT)	24	59,038
American Campus Communities, Inc. (REIT)	2,547	112,450
American Homes 4 Rent (REIT), Class A	4,542	98,607
Apartment Investment & Management Co. (REIT), Class A	2,973	130,396
AvalonBay Communities, Inc. (REIT)	2,641	471,207
Boardwalk REIT (REIT)	751	22,878
Camden Property Trust (REIT)	1,768	161,684
Canadian Apartment Properties REIT (REIT)	2,610	70,555
Education Realty Trust, Inc. (REIT)	1,386	49,799
Empiric Student Property plc (REIT)	11,207	15,205
Equity LifeStyle Properties, Inc. (REIT)	1,576	134,086
Equity Residential (REIT)	6,836	450,697
Essex Property Trust, Inc. (REIT)	1,290	327,699
GCP Student Living plc (REIT)	7,352	14,285
Invitation Homes, Inc. (REIT)(x)	1,642	37,191
Irish Residential Properties REIT plc (REIT)	6,688	11,659
Japan Rental Housing Investments, Inc. (REIT)	28	19,757
Killam Apartment REIT (REIT)	1,371	14,493
Mid-America Apartment Communities, Inc. (REIT)	2,176	232,571
Nippon Accommodations Fund, Inc. (REIT)	9	34,952
Northview Apartment REIT (REIT)	932	16,761
Starwood Waypoint Homes (REIT)*	2,407	87,543
Sun Communities, Inc. (REIT)	1,478	126,635
UDR, Inc. (REIT)	5,053	192,166
UNITE Group plc (The) (REIT)	4,562	42,027
Xior Student Housing NV (REIT)(m)	100	4,720

		2,939,061

Retail REITs (20.9%)
Acadia Realty Trust (REIT)	1,526	43,674

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
AEON REIT Investment Corp. (REIT)	26	$26,318
Agree Realty Corp. (REIT)	543	26,650
Alexander’s, Inc. (REIT)	39	16,539
British Land Co. plc (The) (REIT)	19,641	158,440
Brixmor Property Group, Inc. (REIT)	5,784	108,739
BWP Trust (REIT)(x)	9,300	21,520
Capital & Regional plc (REIT)	10,172	7,735
CapitaLand Mall Trust (REIT)	44,103	65,027
CBL & Associates Properties, Inc. (REIT)(x)	3,191	26,772
Cedar Realty Trust, Inc. (REIT)	1,527	8,582
Charter Hall Retail REIT (REIT)	6,479	20,074
Crombie REIT (REIT)	1,665	18,188
DDR Corp. (REIT)	5,857	53,650
Eurocommercial Properties NV (CVA) (REIT)	877	37,502
Federal Realty Investment Trust (REIT)	1,411	175,260
Fortune REIT (REIT)	25,239	29,628
Frontier Real Estate Investment Corp. (REIT)	9	36,512
Fukuoka REIT Corp. (REIT)	12	17,084
Getty Realty Corp. (REIT)	547	15,650
GGP, Inc. (REIT)	11,754	244,131
Hammerson plc (REIT)	15,197	109,355
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	6,894	7,191
Intu Properties plc (REIT)(x)	16,920	52,261
Japan Retail Fund Investment Corp. (REIT)	51	91,508
Kenedix Retail REIT Corp. (REIT)	9	18,700
Kimco Realty Corp. (REIT)	7,857	153,604
Kite Realty Group Trust (REIT)	1,564	31,671
Kiwi Property Group Ltd. (REIT)	27,124	26,449
Klepierre SA (REIT)	3,936	154,492
Link REIT (REIT)	42,367	343,314
Macerich Co. (The) (REIT)	2,624	144,241
Mapletree Commercial Trust (REIT)	36,344	40,726
Mercialys SA (REIT)	763	15,240
National Retail Properties, Inc. (REIT)	2,840	118,314
NewRiver REIT plc (REIT)	5,691	25,829
Pennsylvania REIT (REIT)(x)	1,254	13,154
Ramco-Gershenson Properties Trust (REIT)	1,490	19,385
Realty Income Corp. (REIT)	5,216	298,303
Regency Centers Corp. (REIT)	2,844	176,442
Retail Estates NV (REIT)	102	8,874
Retail Opportunity Investments Corp. (REIT)	2,039	38,761
Retail Properties of America, Inc. (REIT), Class A	4,401	57,785
RioCan REIT (REIT)	6,193	118,773
Saul Centers, Inc. (REIT)	219	13,558
Scentre Group (REIT)	97,961	301,984
Seritage Growth Properties (REIT), Class A(x)	458	21,100
Shaftesbury plc (REIT)	4,280	58,270
Shopping Centres Australasia Property Group (REIT)(x)	14,205	25,516
Simon Property Group, Inc. (REIT)	5,951	958,171
Smart REIT (REIT)	2,229	52,592
Tanger Factory Outlet Centers, Inc. (REIT)(x)	1,734	42,344
Taubman Centers, Inc. (REIT)	1,134	56,360
Unibail-Rodamco SE (REIT)	1,886	458,630
Urban Edge Properties (REIT)	1,806	43,561
Urstadt Biddle Properties, Inc. (REIT), Class A	532	11,544
Vastned Retail NV (REIT)	324	14,437
Vicinity Centres (REIT)	62,761	130,951
Washington Prime Group, Inc. (REIT)	3,518	29,305
Weingarten Realty Investors (REIT)	2,262	71,796
Wereldhave Belgium NV (REIT)	42	4,617
Wereldhave NV (REIT)	741	34,948
Westfield Corp. (REIT)	36,704	225,718

		5,777,449

Specialized REITs (6.5%)
Big Yellow Group plc (REIT)	2,749	27,885
CubeSmart (REIT)	3,390	88,005
Digital Realty Trust, Inc. (REIT)	3,892	460,540
EPR Properties (REIT)	1,190	82,991
Extra Space Storage, Inc. (REIT)	2,314	184,935
Four Corners Property Trust, Inc. (REIT)	1,168	29,107
Gaming and Leisure Properties, Inc. (REIT)	3,833	141,399
Life Storage, Inc. (REIT)	862	70,520
National Storage Affiliates Trust (REIT)	825	19,998
Public Storage (REIT)	2,861	612,225
QTS Realty Trust, Inc. (REIT), Class A	889	46,548
Safestore Holdings plc (REIT)	3,869	22,641

		1,786,794

Total Equity Real Estate Investment Trusts (REITs)		21,959,162

Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	3,653	43,622

Total Health Care Providers & Services		43,622

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB	1,285	24,470

Total Hotels, Restaurants & Leisure		24,470

Media (0.0%)
Cable & Satellite (0.0%)
I-CABLE Communications Ltd.*	6,464	211

Total Media		211

Real Estate Management & Development (19.6%)
Diversified Real Estate Activities (9.1%)
Allreal Holding AG (Registered)*	288	50,471
CapitaLand Ltd.	48,086	126,911
City Developments Ltd.	9,024	75,375
D Carnegie & Co. AB*	693	9,742
DIC Asset AG	799	8,829
Hang Lung Properties Ltd.	38,755	91,981
Henderson Land Development Co. Ltd.	20,495	135,774
Mitsubishi Estate Co. Ltd.	22,605	393,039
Mitsui Fudosan Co. Ltd.	18,092	392,308
Mobimo Holding AG (Registered)*	121	32,676
New World Development Co. Ltd.	105,234	151,150
Nomura Real Estate Holdings, Inc.	2,284	48,674
Sumitomo Realty & Development Co. Ltd.	8,265	250,098

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sun Hung Kai Properties Ltd.	27,189	$441,687
Tokyo Tatemono Co. Ltd.	3,934	50,309
UOL Group Ltd.	9,100	54,474
Wharf Holdings Ltd. (The)	23,311	207,697

		2,521,195

Real Estate Development (2.2%)
ADLER Real Estate AG*	545	8,622
CK Asset Holdings Ltd.	52,302	432,859
Helical plc	1,852	7,457
Sino Land Co. Ltd.	56,709	99,602
TAG Immobilien AG	2,790	46,891

		595,431

Real Estate Operating Companies (8.3%)
ADO Properties SA(m)	572	28,269
Aeon Mall Co. Ltd.	2,266	40,336
Azrieli Group Ltd.	578	32,082
BUWOG AG*	2,051	61,475
CA Immobilien Anlagen AG	1,315	37,767
Capital & Counties Properties plc	13,964	49,530
Carmila SA	400	11,490
Castellum AB	5,172	81,153
Catena AB	300	5,396
Citycon OYJ	7,350	19,337
Daejan Holdings plc	96	7,410
Deutsche EuroShop AG(x)	901	33,789
Deutsche Wohnen SE	6,773	287,540
Dios Fastigheter AB	1,566	9,998
Entra ASA(m)	2,092	28,631
Fabege AB	2,551	52,305
Fastighets AB Balder, Class B*	1,841	47,873
First Capital Realty, Inc.	2,852	44,983
Grainger plc	7,828	28,133
Grand City Properties SA	2,045	43,143
Hemfosa Fastigheter AB	2,860	36,343
Hongkong Land Holdings Ltd.	22,332	160,783
Hufvudstaden AB, Class A	2,080	35,497
Hulic Co. Ltd.	6,803	66,685
Hysan Development Co. Ltd.	11,765	55,349
Kennedy Wilson Europe Real Estate plc(x)	1,859	27,103
Klovern AB, Class B	10,783	14,364
Kungsleden AB	3,586	24,677
LEG Immobilien AG(x)	1,234	124,830
NTT Urban Development Corp.	2,059	20,494
Phoenix Spree Deutschland Ltd.	1,500	6,633
PSP Swiss Property AG (Registered)	732	67,428
Swire Properties Ltd.	20,157	68,380
Swiss Prime Site AG (Registered)*	1,329	119,471
Technopolis OYJ	2,675	12,425
TLG Immobilien AG	1,246	28,731
Vonovia SE	9,313	396,253
Wallenstam AB, Class B	3,498	34,830
WCM Beteiligungs & Grundbesitz-AG	1,662	7,148
Wihlborgs Fastigheter AB	1,299	31,770

		2,289,834

Total Real Estate Management & Development		5,406,460

Total Common Stocks (99.4%) (Cost $25,007,782)		27,433,925

CLOSED END FUNDS:
F&C Commercial Property Trust Ltd.	10,074	20,127
MedicX Fund Ltd.	8,158	9,948
Picton Property Income Ltd. (The)	10,319	11,788
UK Commercial Property Trust Ltd.	12,481	15,387

Total Closed End Funds (0.2%) (Cost $52,151)		57,250

	Number of Rights	Value (Note 1)
RIGHTS:
Equity Real Estate Investment Trusts (REITs) (0.0%)
Diversified REITs (0.0%)
Mapletree Logistics Trust Management Ltd., expiring 10/4/17*	2,819	197

Office REITs (0.0%)
CapitaLand Commercial Trust, expiring 10/19/17*	6,383	1,374

Total Rights (0.0%) (Cost $—)		1,571

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.9%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $25,003, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $25,514.(xx)	$25,000	25,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $33,572, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $34,240.(xx)	33,569	33,569
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $11,576, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $11,807.(xx)	11,575	11,575
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $16,356, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $16,681.(xx)	16,354	16,354

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $31,804, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $32,437.(xx)	$31,801	$31,801
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $41,546, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $42,373.(xx)	41,542	41,542
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $241,652, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $246,464.(xx)	241,631	241,631
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $20,132, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $20,548.(xx)	20,130	20,130
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $50,005, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $51,005.(xx)	50,000	50,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $20,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $20,400.(xx)	20,000	20,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $20,002, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $20,401.(xx)	20,000	20,000

Total Repurchase Agreements		511,602

Total Short-Term Investments (1.9%) (Cost $511,602)		511,602

Total Investments (101.5%) (Cost $25,571,535)		28,004,348
Other Assets Less Liabilities (-1.5%)		(411,463)

Net Assets (100%)		$27,592,885

*	Non-income producing.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $68,192 or 0.2% of net assets.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $451,974. This was secured by cash collateral of $511,602 which was subsequently invested in joint repurchase agreements with a total value of $511,602, as detailed in the Notes to the Financial Statements, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

CVA — Dutch Certification

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	5.7%
Austria	0.4
Belgium	0.6
Canada	2.8
Finland	0.1
France	3.3
Germany	3.9
Guernsey	0.2
Hong Kong	8.1
Ireland	0.2
Israel	0.1
Italy	0.1
Japan	9.9
Netherlands	0.4
New Zealand	0.1
Norway	0.1
Singapore	2.4
Spain	0.8
Sweden	1.5
Switzerland	1.0
United Kingdom	4.8
United States	55.0
Cash and Other	(1.5)

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Closed End Funds
Investment Funds	$—	$9,948	$—	$9,948
Real Estate	—	47,302	—	47,302
Common Stocks
Consumer Discretionary	—	24,681	—	24,681
Health Care	43,622	—	—	43,622
Real Estate	15,399,837	11,965,785	—	27,365,622
Rights
Real Estate	—	1,571	—	1,571
Short-Term Investments
Repurchase Agreements	—	511,602	—	511,602

Total Assets	$15,443,459	$12,560,889	$—	$28,004,348

Total Liabilities	$—	$—	$—	$—

Total	$15,443,459	$12,560,889	$—	$28,004,348

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,541,153
Aggregate gross unrealized depreciation	(1,536,002)

Net unrealized appreciation	$2,005,151

Federal income tax cost of investment securities and derivative instruments, if applicable	$25,999,197

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.8%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	13,193	$231,933
Cooper Tire & Rubber Co.(x)	8,425	315,095
Cooper-Standard Holdings, Inc.*	2,178	252,583
Dana, Inc.	11,894	332,556
Dorman Products, Inc.*	19,500	1,396,590
Gentherm, Inc.*	1,261	46,846
Modine Manufacturing Co.*	7,869	151,478
Motorcar Parts of America, Inc.*	2,968	87,437
Shiloh Industries, Inc.*	768	7,987
Standard Motor Products, Inc.	1,287	62,098
Stoneridge, Inc.*	4,307	85,322
Superior Industries International, Inc.	3,928	65,401
Tower International, Inc.	3,058	83,178

		3,118,504

Automobiles (0.0%)
Winnebago Industries, Inc.	653	29,222

Distributors (0.0%)
VOXX International Corp.*	3,032	25,924
Weyco Group, Inc.	1,045	29,657

		55,581

Diversified Consumer Services (0.3%)
Adtalem Global Education, Inc.	9,822	352,118
American Public Education, Inc.*	2,463	51,846
Ascent Capital Group, Inc., Class A*	1,771	23,094
Bridgepoint Education, Inc.*	360	3,456
Cambium Learning Group, Inc.*	1,497	9,925
Capella Education Co.	128	8,979
Career Education Corp.*	10,669	110,851
Carriage Services, Inc.	1,517	38,835
Houghton Mifflin Harcourt Co.*	5,032	60,636
K12, Inc.*	5,384	96,051
Laureate Education, Inc., Class A*	5,691	82,804
Liberty Tax, Inc.	1,007	14,501
Regis Corp.*	5,583	79,669
Weight Watchers International, Inc.(x)*	283	12,325

		945,090

Hotels, Restaurants & Leisure (2.1%)
Belmond Ltd., Class A*	14,208	193,939
Biglari Holdings, Inc.*	157	52,327
Boyd Gaming Corp.	1,247	32,484
Brinker International, Inc.	1,892	60,279
Caesars Acquisition Co., Class A*	7,796	167,224
Caesars Entertainment Corp.(x)*	7,818	104,370
Carrols Restaurant Group, Inc.*	5,535	60,332
Century Casinos, Inc.*	3,546	29,113
Del Frisco’s Restaurant Group, Inc.*	3,282	47,753
Del Taco Restaurants, Inc.*	5,142	78,878
Denny’s Corp.*	2,491	31,013
DineEquity, Inc.(x)	1,101	47,321
Drive Shack, Inc.	5,161	18,631
El Pollo Loco Holdings, Inc.*	3,177	38,601
Empire Resorts, Inc.*	307	6,861
Fiesta Restaurant Group, Inc.(x)*	3,918	74,442
Fogo De Chao, Inc.(x)*	1,523	18,885
Golden Entertainment, Inc.*	1,395	34,010
ILG, Inc.	15,272	408,221
International Speedway Corp., Class A	3,865	139,140
J Alexander’s Holdings, Inc.*	2,004	23,246
Jack in the Box, Inc.	922	93,970
La Quinta Holdings, Inc.*	10,188	178,290
Marcus Corp. (The)	539	14,930
Marriott Vacations Worldwide Corp.	383	47,695
Monarch Casino & Resort, Inc.*	1,760	69,573
Nathan’s Famous, Inc.*	4	296
Penn National Gaming, Inc.*	11,697	273,593
Pinnacle Entertainment, Inc.*	2,520	53,701
Potbelly Corp.*	2,725	33,790
RCI Hospitality Holdings, Inc.	1,307	32,348
Red Lion Hotels Corp.*	2,792	24,151
Red Robin Gourmet Burgers, Inc.*	134	8,978
Ruby Tuesday, Inc.*	8,687	18,590
Sonic Corp.(x)	2,779	70,726
Speedway Motorsports, Inc.	1,897	40,406
Wendy’s Co. (The)	273,800	4,252,114
Zoe’s Kitchen, Inc.*	2,182	27,559

		6,907,780

Household Durables (1.3%)
AV Homes, Inc.*	1,905	32,671
Bassett Furniture Industries, Inc.	1,634	61,602
Beazer Homes USA, Inc.*	4,944	92,651
Century Communities, Inc.*	2,833	69,975
CSS Industries, Inc.	1,470	42,365
Ethan Allen Interiors, Inc.	3,901	126,392
Flexsteel Industries, Inc.	1,183	59,978
Green Brick Partners, Inc.*	3,609	35,729
Helen of Troy Ltd.*	2,344	227,134
Hovnanian Enterprises, Inc., Class A*	15,717	30,334
KB Home	10,428	251,523
La-Z-Boy, Inc.	4,305	115,805
LGI Homes, Inc.(x)*	972	47,210
Libbey, Inc.	3,656	33,855
Lifetime Brands, Inc.	1,512	27,670
M/I Homes, Inc.*	3,057	81,714
MDC Holdings, Inc.	3,988	132,441
Meritage Homes Corp.*	5,684	252,369
NACCO Industries, Inc., Class A	644	55,255
New Home Co., Inc. (The)*	2,003	22,353
PICO Holdings, Inc.*	3,149	52,588
TopBuild Corp.*	2,380	155,105
TRI Pointe Group, Inc.*	151,918	2,097,987
William Lyon Homes, Class A*	3,046	70,028
ZAGG, Inc.*	1,339	21,089

		4,195,823

Internet & Direct Marketing Retail (0.1%)
1-800-Flowers.com, Inc., Class A*	2,950	29,058
FTD Cos., Inc.*	2,749	35,847
Gaia, Inc., Class A*	1,285	15,420
Lands’ End, Inc.*	2,103	27,760
Liberty TripAdvisor Holdings, Inc., Class A*	11,395	140,727
Overstock.com, Inc.*	1,305	38,759

		287,571

Leisure Products (0.2%)
Acushnet Holdings Corp.(x)	3,745	66,511
Callaway Golf Co.	14,743	212,741
Clarus Corp.*	3,221	24,158
Escalade, Inc.	1,720	23,392
Johnson Outdoors, Inc., Class A	739	54,154
Vista Outdoor, Inc.*	9,075	208,181

		589,137

Media (4.9%)
AMC Entertainment Holdings, Inc., Class A	8,661	127,317
Beasley Broadcast Group, Inc., Class A	798	9,337

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Central European Media Enterprises Ltd., Class A(x)*	13,224	$53,557
Clear Channel Outdoor Holdings, Inc., Class A	5,996	27,881
Daily Journal Corp.(x)*	178	38,913
Emerald Expositions Events, Inc.(x)	2,313	53,754
Entercom Communications Corp., Class A(x)	4,370	50,037
Eros International plc(x)*	2,065	29,530
EW Scripps Co. (The), Class A*	9,134	174,551
Gannett Co., Inc.	18,141	163,269
Global Eagle Entertainment, Inc.(x)*	7,417	25,366
Gray Television, Inc.*	3,644	57,211
Hemisphere Media Group, Inc.(x)*	2,244	26,816
Lions Gate Entertainment Corp., Class B*	162,784	5,174,902
Live Nation Entertainment, Inc.*	185,650	8,085,057
Loral Space & Communications, Inc.*	6,100	301,950
MDC Partners, Inc., Class A*	6,080	66,880
Meredith Corp.(x)	6,264	347,652
MSG Networks, Inc., Class A*	9,429	199,895
National CineMedia, Inc.	9,659	67,420
New Media Investment Group, Inc.	8,134	120,302
New York Times Co. (The), Class A	3,730	73,108
Promotora de Informaciones SA (ADR)*	26,310	99,204
Reading International, Inc., Class A*	2,003	31,487
Saga Communications, Inc., Class A	592	26,995
Salem Media Group, Inc.	1,902	12,553
Scholastic Corp.	4,493	167,140
Time, Inc.	15,909	214,772
Townsquare Media, Inc., Class A*	1,480	14,800
tronc, Inc.*	1,098	15,954
WideOpenWest, Inc.*	2,168	32,693

		15,890,303

Multiline Retail (0.1%)
Dillard’s, Inc., Class A(x)	2,203	123,522
Fred’s, Inc., Class A(x)	5,277	33,984
JC Penney Co., Inc.(x)*	49,141	187,227
Sears Holdings Corp.(x)*	1,505	10,987

		355,720

Specialty Retail (1.2%)
Aaron’s, Inc.	10,008	436,648
Abercrombie & Fitch Co., Class A	10,716	154,739
American Eagle Outfitters, Inc.	25,580	365,793
America’s Car-Mart, Inc.*	794	32,653
Ascena Retail Group, Inc.(x)*	27,421	67,181
At Home Group, Inc.*	215	4,911
Barnes & Noble Education, Inc.*	6,039	39,314
Barnes & Noble, Inc.	9,510	72,276
Big 5 Sporting Goods Corp.(x)	3,120	23,868
Boot Barn Holdings, Inc.(x)*	1,808	16,091
Buckle, Inc. (The)(x)	4,615	77,763
Build-A-Bear Workshop, Inc.*	2,144	19,618
Caleres, Inc.	6,644	202,775
Carvana Co.(x)*	1,976	29,008
Cato Corp. (The), Class A	3,654	48,342
Chico’s FAS, Inc.	20,224	181,005
Citi Trends, Inc.	2,231	44,330
Conn’s, Inc.(x)*	2,937	82,677
Container Store Group, Inc. (The)(x)*	2,625	11,051
DSW, Inc., Class A	10,466	224,810
Express, Inc.*	12,372	83,635
Finish Line, Inc. (The), Class A(x)	6,324	76,078
Genesco, Inc.*	3,050	81,130
GNC Holdings, Inc., Class A(x)	10,701	94,597
Group 1 Automotive, Inc.	3,123	226,293
Guess?, Inc.	9,520	162,126
Haverty Furniture Cos., Inc.	2,950	77,143
Hibbett Sports, Inc.(x)*	3,234	46,085
Kirkland’s, Inc.*	2,410	27,546
MarineMax, Inc.*	1,663	27,523
Office Depot, Inc.	80,932	367,430
Party City Holdco, Inc.(x)*	4,156	56,314
Pier 1 Imports, Inc.	12,637	52,949
Rent-A-Center, Inc.(x)	6,746	77,444
Shoe Carnival, Inc.	1,898	42,477
Sonic Automotive, Inc., Class A	4,018	81,967
Tailored Brands, Inc.(x)	5,407	78,077
Tilly’s, Inc., Class A	2,033	24,376
Vitamin Shoppe, Inc.*	3,549	18,987
Zumiez, Inc.*	2,983	53,992

		3,891,022

Textiles, Apparel & Luxury Goods (0.6%)
Columbia Sportswear Co.	2,978	183,385
Crocs, Inc.*	3,360	32,592
Deckers Outdoor Corp.*	4,701	321,596
Delta Apparel, Inc.*	1,091	23,467
Fossil Group, Inc.(x)*	6,795	63,397
G-III Apparel Group Ltd.*	6,809	197,597
Iconix Brand Group, Inc.*	7,671	43,648
Movado Group, Inc.	33,241	930,749
Oxford Industries, Inc.	1,572	99,885
Perry Ellis International, Inc.*	2,093	49,520
Sequential Brands Group, Inc.*	6,882	20,577
Unifi, Inc.*	2,482	88,434
Vera Bradley, Inc.*	3,046	26,835

		2,081,682

Total Consumer Discretionary		38,347,435

Consumer Staples (3.5%)
Beverages (0.8%)
Crimson Wine Group Ltd.*	229,940	2,471,855
MGP Ingredients, Inc.(x)	237	14,369

		2,486,224

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	4,233	144,980
Chefs’ Warehouse, Inc. (The)*	298	5,751
Ingles Markets, Inc., Class A	2,210	56,797
Natural Grocers by Vitamin Cottage, Inc.(x)*	1,600	8,928
Smart & Final Stores, Inc.*	3,669	28,802
SpartanNash Co.	5,995	158,088
SUPERVALU, Inc.*	6,022	130,979
United Natural Foods, Inc.*	8,051	334,841
Village Super Market, Inc., Class A	1,235	30,554
Weis Markets, Inc.	1,522	66,207

		965,927

Food Products (1.1%)
Alico, Inc.	32,698	1,116,637
Cal-Maine Foods, Inc.(x)*	4,931	202,664
Darling Ingredients, Inc.*	25,924	454,188
Dean Foods Co.	13,659	148,610
Farmer Brothers Co.*	1,422	46,713
Fresh Del Monte Produce, Inc.	5,088	231,300
Hostess Brands, Inc.*	11,903	162,595
Landec Corp.*	3,232	41,854
Limoneira Co.	1,315	30,469
Omega Protein Corp.	3,600	59,940
Sanderson Farms, Inc.	3,179	513,472
Seneca Foods Corp., Class A*	1,106	38,157
Snyder’s-Lance, Inc.	13,579	517,903

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Tootsie Roll Industries, Inc.	780	$29,640

		3,594,142

Household Products (0.1%)
Central Garden & Pet Co.*	1,478	57,406
Central Garden & Pet Co., Class A*	4,858	180,668
HRG Group, Inc.*	1,060	16,547
Oil-Dri Corp. of America	812	39,731
Orchids Paper Products Co.(x)	1,424	20,050

		314,402

Personal Products (1.1%)
Inter Parfums, Inc.	90,538	3,734,694
Nature’s Sunshine Products, Inc.	1,660	16,849
Revlon, Inc., Class A(x)*	1,240	30,442

		3,781,985

Tobacco (0.1%)
Universal Corp.	3,892	223,011
Vector Group Ltd.(x)	8,370	171,325

		394,336

Total Consumer Staples		11,537,016

Energy (5.2%)
Energy Equipment & Services (2.7%)
Archrock, Inc.	11,021	138,314
Atwood Oceanics, Inc.(x)*	11,998	112,661
Basic Energy Services, Inc.*	2,767	53,403
Bristow Group, Inc.(x)	5,288	49,443
C&J Energy Services, Inc.*	7,304	218,901
CARBO Ceramics, Inc.(x)*	3,612	31,172
Diamond Offshore Drilling, Inc.(x)*	10,351	150,090
Dril-Quip, Inc.*	5,996	264,723
Ensco plc, Class A(x)	48,231	287,939
Era Group, Inc.*	3,234	36,188
Exterran Corp.*	5,114	161,654
Fairmount Santrol Holdings, Inc.(x)*	3,008	14,378
Forum Energy Technologies, Inc.*	11,009	175,043
Frank’s International NV(x)	7,973	61,552
Geospace Technologies Corp.*	1,985	35,373
Gulf Island Fabrication, Inc.	2,054	26,086
Helix Energy Solutions Group, Inc.*	22,419	165,676
Independence Contract Drilling, Inc.*	5,105	19,399
Keane Group, Inc.(x)*	341	5,688
Key Energy Services, Inc.(x)*	1,609	21,191
Mammoth Energy Services, Inc.(x)*	1,255	21,159
Matrix Service Co.*	4,091	62,183
McDermott International, Inc.*	44,800	325,695
Natural Gas Services Group, Inc.*	1,904	54,074
NCS Multistage Holdings, Inc.(x)*	127	3,058
Newpark Resources, Inc.*	13,426	134,260
Noble Corp. plc(x)*	38,249	175,945
Oil States International, Inc.*	8,039	203,789
Parker Drilling Co.*	20,543	22,597
PHI, Inc. (Non-Voting)*	1,756	20,651
Pioneer Energy Services Corp.*	12,122	30,911
ProPetro Holding Corp.(x)*	1,381	19,817
Pulse Seismic, Inc.(x)*	100,000	246,000
Ranger Energy Services, Inc.*	757	11,128
Rowan Cos. plc, Class A*	18,479	237,455
SEACOR Holdings, Inc.*	2,531	116,704
SEACOR Marine Holdings, Inc.*	2,696	42,165
Smart Sand, Inc.(x)*	311	2,109
Subsea 7 SA (ADR)	251,800	4,149,663
Superior Energy Services, Inc.*	24,005	256,373
Tesco Corp.*	6,960	37,932
TETRA Technologies, Inc.*	18,453	52,776
Unit Corp.*	8,225	169,271
US Silica Holdings, Inc.	4,994	155,164
Willbros Group, Inc.*	7,267	23,400

		8,603,153

Oil, Gas & Consumable Fuels (2.5%)
Abraxas Petroleum Corp.*	1,413	2,656
Adams Resources & Energy, Inc.	364	15,106
Approach Resources, Inc.(x)*	6,343	15,921
Arch Coal, Inc., Class A(x)	3,349	240,257
Ardmore Shipping Corp.*	2,411	19,891
Bill Barrett Corp.*	12,023	51,579
Bonanza Creek Energy, Inc.*	2,966	97,848
California Resources Corp.(x)*	6,897	72,143
Callon Petroleum Co.*	31,922	358,803
Clean Energy Fuels Corp.*	21,725	53,878
Cloud Peak Energy, Inc.*	11,881	43,484
Contango Oil & Gas Co.*	3,406	17,132
CVR Energy, Inc.(x)	2,361	61,150
Delek US Energy, Inc.	12,304	328,886
Denbury Resources, Inc.*	63,466	85,044
DHT Holdings, Inc.	13,099	52,134
Dorian LPG Ltd.*	2,977	20,303
Earthstone Energy, Inc.*	3,046	33,476
Eclipse Resources Corp.*	13,534	33,835
Energy XXI Gulf Coast, Inc.*	3,956	40,905
EP Energy Corp., Class A(x)*	5,731	18,683
Frontline Ltd.	12,082	72,975
GasLog Ltd.(x)	6,566	114,577
Gastar Exploration, Inc.(x)*	15,099	13,281
Gener8 Maritime, Inc.*	7,532	33,969
Golar LNG Ltd.(x)	15,243	344,644
Green Plains, Inc.	6,263	126,199
Halcon Resources Corp.*	20,394	138,679
Hallador Energy Co.	2,331	13,333
International Seaways, Inc.*	4,625	91,113
Jones Energy, Inc., Class A(x)*	6,606	12,684
Midstates Petroleum Co., Inc.*	1,807	28,081
Navigator Holdings Ltd.*	10,800	119,880
Navios Maritime Acquisition Corp.	13,751	16,776
Nordic American Tankers Ltd.(x)	15,849	84,634
Oasis Petroleum, Inc.*	37,260	339,811
Overseas Shipholding Group, Inc., Class A*	7,439	19,565
Pacific Ethanol, Inc.*	6,562	36,419
Panhandle Oil and Gas, Inc., Class A	1,177	28,013
Par Pacific Holdings, Inc.*	32,748	681,158
PDC Energy, Inc.*	10,453	512,511
Peabody Energy Corp.*	9,824	284,994
Penn Virginia Corp.*	246	9,835
Permian Basin Royalty Trust	197,880	1,723,535
Renewable Energy Group, Inc.(x)*	6,098	74,091
Resolute Energy Corp.(x)*	3,261	96,819
REX American Resources Corp.*	939	88,106
Ring Energy, Inc.*	337	4,883
Rosehill Resources, Inc.*	356	2,930
SandRidge Energy, Inc.*	5,596	112,424
Scorpio Tankers, Inc.	33,222	113,951
SemGroup Corp., Class A	10,574	304,003
Ship Finance International Ltd.(x)	9,366	135,807
SilverBow Resources, Inc.*	898	22,046
SRC Energy, Inc.*	28,052	271,263
Stone Energy Corp.(x)*	3,090	89,795
Teekay Corp.	8,725	77,914
Teekay Tankers Ltd., Class A	20,574	33,330
Ultra Petroleum Corp.(x)*	28,007	242,821
W&T Offshore, Inc.*	14,233	43,411
Westmoreland Coal Co.(x)*	2,231	5,689

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
WildHorse Resource Development Corp.(x)*	3,405	$45,355

		8,274,418

Total Energy		16,877,571

Financials (30.0%)
Banks (9.2%)
1st Source Corp.	2,547	129,388
Access National Corp.	2,183	62,565
ACNB Corp.	996	27,589
Allegiance Bancshares, Inc.*	547	20,130
American National Bankshares, Inc.	1,276	52,571
Ameris Bancorp	1,387	66,576
Ames National Corp.	1,314	39,223
Arrow Financial Corp.	1,943	66,728
Atlantic Capital Bancshares, Inc.*	2,726	49,477
Banc of California, Inc.(x)	6,917	143,528
BancFirst Corp.	2,650	150,388
Banco Latinoamericano de Comercio Exterior SA, Class E	4,890	143,962
Bancorp, Inc. (The)*	7,907	65,391
BancorpSouth, Inc.	13,612	436,265
Bank of Commerce Holdings	2,341	26,922
Bank of Marin Bancorp	950	65,075
Bank of NT Butterfield & Son Ltd. (The)	2,466	90,354
Bankwell Financial Group, Inc.	804	29,700
Banner Corp.	5,206	319,024
Bar Harbor Bankshares	2,454	76,957
BCB Bancorp, Inc.	1,573	21,943
Berkshire Hills Bancorp, Inc.	6,293	243,854
Blue Hills Bancorp, Inc.	1,974	37,901
Boston Private Financial Holdings, Inc.	13,169	217,947
Bridge Bancorp, Inc.	3,044	103,344
Brookline Bancorp, Inc.	11,914	184,667
Bryn Mawr Bank Corp.	2,653	116,201
BSB Bancorp, Inc.*	976	29,231
Byline Bancorp, Inc.*	896	19,049
C&F Financial Corp.	548	30,140
Cadence BanCorp*	1,391	31,882
California First National Bancorp	315	5,702
Camden National Corp.	2,437	106,351
Capital Bank Financial Corp., Class A(x)	4,640	190,472
Capital City Bank Group, Inc.	1,730	41,537
Capstar Financial Holdings, Inc.(x)*	958	18,758
Carolina Financial Corp.	691	24,793
Cathay General Bancorp	12,030	483,606
CenterState Bank Corp.	8,573	229,756
Central Pacific Financial Corp.	3,997	128,623
Central Valley Community Bancorp	1,482	33,049
Century Bancorp, Inc., Class A	466	37,327
Chemical Financial Corp.	11,207	585,678
Chemung Financial Corp.	521	24,539
Citizens & Northern Corp.	1,933	47,474
City Holding Co.	2,426	174,454
Civista Bancshares, Inc.	1,524	34,046
CNB Financial Corp.	2,349	64,175
CoBiz Financial, Inc.	5,436	106,763
Codorus Valley Bancorp, Inc.(x)	1,251	38,418
Columbia Banking System, Inc.	9,201	387,454
Commerce Union Bancshares, Inc.	1,073	24,872
Community Bank System, Inc.	7,761	428,795
Community Bankers Trust Corp.*	3,291	30,277
Community Financial Corp. (The)	603	21,328
Community Trust Bancorp, Inc.	2,429	112,949
ConnectOne Bancorp, Inc.	3,504	86,198
County Bancorp, Inc.	712	21,396
CU Bancorp*	2,277	88,291
Customers Bancorp, Inc.*	4,448	145,094
CVB Financial Corp.	16,374	395,760
DNB Financial Corp.	467	16,438
Eagle Bancorp, Inc.*	987	66,178
Enterprise Bancorp, Inc.	1,516	55,046
Enterprise Financial Services Corp.	3,571	151,232
Equity Bancshares, Inc., Class A*	1,129	40,170
Evans Bancorp, Inc.(x)	726	31,363
Farmers & Merchants Bancorp, Inc.(x)	1,408	51,322
Farmers Capital Bank Corp.	1,155	48,568
Farmers National Banc Corp.	3,931	59,162
FB Financial Corp.(x)*	1,017	38,361
FCB Financial Holdings, Inc., Class A*	5,564	268,741
Fidelity Southern Corp.	3,483	82,338
Financial Institutions, Inc.	2,316	66,701
First Bancorp (Nasdaq Stock Exchange)	3,879	133,476
First Bancorp (Quotrix Stock Exchange)*	30,325	155,264
First Bancorp, Inc.	1,669	50,587
First Bancshares, Inc. (The)	1,330	40,100
First Busey Corp.	6,025	188,944
First Business Financial Services, Inc.	1,368	31,122
First Citizens BancShares, Inc., Class A	1,172	438,199
First Commonwealth Financial Corp.	15,254	215,539
First Community Bancshares, Inc.	2,629	76,530
First Connecticut Bancorp, Inc.	1,697	45,395
First Financial Bancorp	9,720	254,178
First Financial Bankshares, Inc.(x)	3,540	160,008
First Financial Corp.	1,675	79,730
First Financial Northwest, Inc.	1,123	19,080
First Foundation, Inc.*	3,041	54,403
First Guaranty Bancshares, Inc.(x)	582	15,679
First Internet Bancorp	1,015	32,785
First Interstate BancSystem, Inc., Class A	4,104	156,978
First Merchants Corp.	6,468	277,671
First Mid-Illinois Bancshares, Inc.	1,626	62,438
First Midwest Bancorp, Inc.	16,134	377,858
First Northwest Bancorp*	1,707	29,190
First of Long Island Corp. (The)	3,033	92,355
Flushing Financial Corp.	4,347	129,193
FNB Bancorp	799	27,102
Franklin Financial Network, Inc.*	1,413	50,373
Fulton Financial Corp.	27,123	508,556
German American Bancorp, Inc.	3,384	128,694
Glacier Bancorp, Inc.	10,392	392,402
Great Southern Bancorp, Inc.	1,732	96,386
Great Western Bancorp, Inc.	9,358	386,298
Green Bancorp, Inc.*	2,709	64,068
Guaranty Bancorp	2,999	83,372
Hancock Holding Co.	13,332	645,935
Hanmi Financial Corp.	4,974	153,945
HarborOne Bancorp, Inc.*	1,072	20,164
Heartland Financial USA, Inc.	3,902	192,759
Heritage Commerce Corp.	5,245	74,636
Heritage Financial Corp.	4,706	138,827
Hilltop Holdings, Inc.	11,596	301,496
Home BancShares, Inc.	4,857	122,491
HomeTrust Bancshares, Inc.*	2,648	67,921

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Hope Bancorp, Inc.	20,514	$363,303
Horizon Bancorp	3,384	98,711
Howard Bancorp, Inc.*	1,108	23,157
IBERIABANK Corp.	7,996	656,871
Independent Bank Corp. (Berlin Stock Exchange)	3,235	73,273
Independent Bank Corp. (Nasdaq Stock Exchange)(x)	4,209	314,202
Independent Bank Group, Inc.	2,825	170,348
International Bancshares Corp.	8,673	347,787
Investar Holding Corp.(x)	882	21,256
Investors Bancorp, Inc.	40,925	558,217
Lakeland Bancorp, Inc.	7,116	145,166
Lakeland Financial Corp.	3,215	156,635
LCNB Corp.	1,426	29,875
LegacyTexas Financial Group, Inc.	4,339	173,213
Macatawa Bank Corp.	4,100	42,066
MainSource Financial Group, Inc.	3,927	140,822
MB Financial, Inc.	11,732	528,175
MBT Financial Corp.	2,679	29,335
Mercantile Bank Corp.	2,524	88,088
Middlefield Banc Corp.	416	19,178
Midland States Bancorp, Inc.	2,286	72,420
MidSouth Bancorp, Inc.	2,072	24,968
MidWestOne Financial Group, Inc.	1,777	59,992
MutualFirst Financial, Inc.	1,005	38,642
National Bank Holdings Corp., Class A	2,576	91,937
National Bankshares, Inc.	1,049	47,153
National Commerce Corp.*	990	42,372
NBT Bancorp, Inc.	6,721	246,795
Nicolet Bankshares, Inc.*	1,429	82,210
Northrim BanCorp, Inc.	1,127	39,389
Norwood Financial Corp.	906	27,651
OFG Bancorp	6,842	62,604
Ohio Valley Banc Corp.(x)	617	22,459
Old Line Bancshares, Inc.	1,233	34,524
Old National Bancorp	21,240	388,692
Old Point Financial Corp.	525	17,010
Old Second Bancorp, Inc.	4,621	62,152
Opus Bank*	1,127	27,048
Orrstown Financial Services, Inc.	1,190	29,631
Pacific Continental Corp.	1,674	45,114
Pacific Mercantile Bancorp*	2,591	23,708
Pacific Premier Bancorp, Inc.*	4,011	151,415
Paragon Commercial Corp.*	594	33,537
Park National Corp.	2,127	229,695
Park Sterling Corp.	5,394	66,993
Parke Bancorp, Inc.	866	19,225
Peapack Gladstone Financial Corp.	2,638	89,006
Penns Woods Bancorp, Inc.	766	35,596
Peoples Bancorp of North Carolina, Inc.	641	22,832
Peoples Bancorp, Inc.	2,644	88,812
Peoples Financial Services Corp.	1,073	51,289
People’s Utah Bancorp	1,840	59,708
Premier Financial Bancorp, Inc.	1,425	31,051
QCR Holdings, Inc.	1,908	86,814
RBB Bancorp*	487	11,147
Renasant Corp.	6,823	292,707
Republic Bancorp, Inc., Class A	1,523	59,229
Republic First Bancorp, Inc.(x)*	6,003	55,528
S&T Bancorp, Inc.	5,413	214,247
Sandy Spring Bancorp, Inc.	3,733	154,696
Seacoast Banking Corp. of Florida*	6,712	160,350
Shore Bancshares, Inc.	1,923	32,018
Sierra Bancorp	1,944	52,780
Simmons First National Corp., Class A	4,891	283,189
SmartFinancial, Inc.*	1,115	26,827
South State Corp.	4,563	410,898
Southern First Bancshares, Inc.*	1,053	38,277
Southern National Bancorp of Virginia, Inc.	3,315	56,322
Southside Bancshares, Inc.	4,368	158,820
Southwest Bancorp, Inc.	2,812	77,471
State Bank Financial Corp.	5,993	171,699
Sterling Bancorp	20,844	513,805
Stock Yards Bancorp, Inc.	3,469	131,822
Summit Financial Group, Inc.	1,719	44,110
Sun Bancorp, Inc.	1,674	41,599
Sunshine Bancorp, Inc.*	1,003	23,310
Texas Capital Bancshares, Inc.*	1,830	157,014
Tompkins Financial Corp.	2,186	188,302
Towne Bank	8,909	298,452
TriCo Bancshares	3,231	131,663
TriState Capital Holdings, Inc.*	2,581	59,105
Triumph Bancorp, Inc.*	2,752	88,752
Trustmark Corp.	10,700	354,384
Two River Bancorp	1,081	21,425
UMB Financial Corp.	7,157	533,125
Umpqua Holdings Corp.	35,059	684,000
Union Bankshares Corp.	6,881	242,899
Union Bankshares, Inc.(x)	65	3,146
United Bankshares, Inc.	15,816	587,564
United Community Banks, Inc.	11,173	318,877
United Security Bancshares(x)	1,958	18,601
Unity Bancorp, Inc.	1,159	22,948
Univest Corp. of Pennsylvania	4,146	132,672
Valley National Bancorp	40,918	493,062
Veritex Holdings, Inc.*	1,720	46,371
Washington Trust Bancorp, Inc.	2,397	137,228
WashingtonFirst Bankshares, Inc.	1,534	54,595
WesBanco, Inc.	6,649	272,742
West Bancorporation, Inc.	2,001	48,824
Westamerica Bancorporation(x)	4,017	239,172
Wintrust Financial Corp.	8,777	687,326
Xenith Bankshares, Inc.*	791	25,708

		30,054,584

Capital Markets (3.6%)
Actua Corp.*	4,937	75,536
Arlington Asset Investment Corp., Class A(x)	3,815	48,565
Associated Capital Group, Inc., Class A	190,762	6,810,202
B. Riley Financial, Inc.	3,300	56,265
Clarke, Inc.(x)	56,600	435,472
Cowen, Inc.(x)*	3,973	70,719
Donnelley Financial Solutions, Inc.*	478	10,306
Dundee Corp., Class A*	138,700	358,387
Federated Investors, Inc., Class B(x)	14,600	433,620
Fifth Street Asset Management, Inc.	100	390
GAIN Capital Holdings, Inc.	5,853	37,401
GAMCO Investors, Inc., Class A	54,425	1,619,688
Greenhill & Co., Inc.	4,320	71,712
Hamilton Lane, Inc., Class A	754	20,245
INTL. FCStone, Inc.*	2,427	93,003
Investment Technology Group, Inc.	4,477	99,121
Ladenburg Thalmann Financial Services, Inc.	15,002	43,206
Medley Management, Inc., Class A	576	3,542
Oppenheimer Holdings, Inc., Class A	1,625	28,194
Piper Jaffray Cos	2,195	130,273
PJT Partners, Inc., Class A	2,889	110,678

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Pzena Investment Management, Inc., Class A	609	$6,632
Safeguard Scientifics, Inc.*	3,390	45,257
Senvest Capital, Inc.*	1,110	201,148
Stifel Financial Corp.	10,551	564,056
Virtus Investment Partners, Inc.(x)	935	108,507
Waddell & Reed Financial, Inc., Class A(x)	11,677	234,357
Wins Finance Holdings, Inc.(r)(x)*†	220	34,650

		11,751,132

Consumer Finance (0.3%)
Elevate Credit, Inc.(x)*	2,173	13,277
Encore Capital Group, Inc.(x)*	3,787	167,764
Enova International, Inc.*	3,671	49,375
EZCORP, Inc., Class A*	7,890	74,955
FirstCash, Inc.	6,123	386,666
LendingClub Corp.*	3,978	24,226
Nelnet, Inc., Class A	3,143	158,722
PRA Group, Inc.(x)*	2,991	85,692
Regional Management Corp.*	1,498	36,267
World Acceptance Corp.(x)*	959	79,492

		1,076,436

Diversified Financial Services (11.9%)
FNFV Group*	9,738	167,007
Marlin Business Services Corp.	907	26,076
NewStar Financial, Inc.	4,084	47,946
On Deck Capital, Inc.(x)*	7,805	36,449
Onex Corp.	46,500	3,602,327
Texas Pacific Land Trust	85,600	34,590,960
Tiptree, Inc.	4,197	26,231

		38,496,996

Insurance (2.2%)
Ambac Financial Group, Inc.*	7,129	123,047
American Equity Investment Life Holding Co.	13,683	397,902
AMERISAFE, Inc.	3,012	175,298
AmTrust Financial Services, Inc.(x)	13,480	181,441
Argo Group International Holdings Ltd.	4,606	283,269
Atlas Financial Holdings, Inc.*	817	15,441
Baldwin & Lyons, Inc., Class B	1,536	34,637
Blue Capital Reinsurance Holdings Ltd.	1,080	17,766
Citizens, Inc.(x)*	7,368	54,155
CNO Financial Group, Inc.	26,692	622,990
Crawford & Co., Class B	336	4,019
Donegal Group, Inc., Class A	1,338	21,582
eHealth, Inc.*	242	5,781
EMC Insurance Group, Inc.	1,341	37,749
Employers Holdings, Inc.	4,997	227,114
Enstar Group Ltd.*	1,782	396,228
FBL Financial Group, Inc., Class A	1,568	116,816
Federated National Holding Co.	1,832	28,598
Fidelity & Guaranty Life(x)	1,825	56,666
Genworth Financial, Inc., Class A*	79,459	305,917
Global Indemnity Ltd.*	1,353	57,367
Greenlight Capital Re Ltd., Class A*	53,772	1,164,163
Hallmark Financial Services, Inc.*	2,180	25,310
HCI Group, Inc.(x)	586	22,415
Heritage Insurance Holdings, Inc.(x)	3,551	46,909
Horace Mann Educators Corp.	6,432	253,099
Independence Holding Co.(x)	950	23,988
Infinity Property & Casualty Corp.	1,480	139,416
Investors Title Co.	57	10,207
James River Group Holdings Ltd.	3,501	145,221
Kemper Corp.	6,294	333,582
Kingstone Cos., Inc.	1,535	25,021
Maiden Holdings Ltd.	9,494	75,477
MBIA, Inc.(x)*	19,823	172,460
National General Holdings Corp.	2,972	56,795
National Western Life Group, Inc., Class A	358	124,942
Navigators Group, Inc. (The)	3,274	191,038
NI Holdings, Inc.*	1,723	30,842
RLI Corp.	953	54,664
Safety Insurance Group, Inc.	2,311	176,329
Selective Insurance Group, Inc.	9,088	489,388
State Auto Financial Corp.	2,460	64,526
State National Cos., Inc.	425	8,921
Stewart Information Services Corp.	3,170	119,699
Third Point Reinsurance Ltd.*	6,046	94,318
United Fire Group, Inc.	3,423	156,842
United Insurance Holdings Corp.(x)	786	12,812
Universal Insurance Holdings, Inc.(x)	1,250	28,750
WMIH Corp.*	31,558	29,980

		7,240,897

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
AG Mortgage Investment Trust, Inc. (REIT)	4,508	86,734
Anworth Mortgage Asset Corp. (REIT)	15,610	93,816
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	16,700	302,437
Ares Commercial Real Estate Corp. (REIT)	4,395	58,497
ARMOUR Residential REIT, Inc. (REIT)	6,507	175,038
Capstead Mortgage Corp. (REIT)	15,235	147,018
Cherry Hill Mortgage Investment Corp. (REIT)	1,942	35,150
CYS Investments, Inc. (REIT)	24,225	209,304
Dynex Capital, Inc. (REIT)	7,559	54,954
Ellington Residential Mortgage REIT (REIT)	1,519	22,056
Granite Point Mortgage Trust, Inc. (REIT)(x)	1,566	29,331
Great Ajax Corp. (REIT)	2,724	38,381
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	7,888	192,231
Invesco Mortgage Capital, Inc. (REIT)	17,720	303,543
KKR Real Estate Finance Trust, Inc. (REIT)(x)	1,765	37,136
Ladder Capital Corp. (REIT)	11,964	164,864
MTGE Investment Corp. (REIT)	7,333	142,260
New York Mortgage Trust, Inc. (REIT)(x)	17,292	106,346
Orchid Island Capital, Inc. (REIT)(x)	6,798	69,272
Owens Realty Mortgage, Inc. (REIT)	1,665	30,320
PennyMac Mortgage Investment Trust (REIT)‡	10,526	183,047
Redwood Trust, Inc. (REIT)	12,158	198,054
Resource Capital Corp. (REIT)	4,737	51,065
Sutherland Asset Management Corp. (REIT)(x)	2,822	44,305
TPG RE Finance Trust, Inc. (REIT)*	1,758	34,756
Western Asset Mortgage Capital Corp. (REIT)	6,417	67,186

		2,877,101

Thrifts & Mortgage Finance (1.9%)
ASB Bancorp, Inc.*	433	19,528
Astoria Financial Corp.	14,783	317,834

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Bank Mutual Corp.	6,886	$69,893
BankFinancial Corp.	2,334	37,087
Bear State Financial, Inc.	3,060	31,396
Beneficial Bancorp, Inc.	10,877	180,558
BofI Holding, Inc.(x)*	5,466	155,617
Capitol Federal Financial, Inc.	20,374	299,498
Charter Financial Corp.	1,550	28,722
Clifton Bancorp, Inc.	3,059	51,146
Dime Community Bancshares, Inc.	5,025	108,038
Entegra Financial Corp.*	1,013	25,274
ESSA Bancorp, Inc.	1,331	20,897
Federal Agricultural Mortgage Corp., Class C	1,425	103,655
First Defiance Financial Corp.	1,596	83,774
Flagstar Bancorp, Inc.*	3,360	119,213
Greene County Bancorp, Inc.(x)	107	3,215
Hingham Institution for Savings	106	20,169
Home Bancorp, Inc.	921	38,516
HomeStreet, Inc.*	3,868	104,436
Impac Mortgage Holdings, Inc.(x)*	1,597	20,857
Kearny Financial Corp.	13,345	204,846
Malvern Bancorp, Inc.(x)*	1,014	27,125
Meridian Bancorp, Inc.	6,386	119,099
Meta Financial Group, Inc.	1,301	101,998
MGIC Investment Corp.*	58,533	733,417
Nationstar Mortgage Holdings, Inc.*	4,745	88,115
NMI Holdings, Inc., Class A*	7,583	94,029
Northfield Bancorp, Inc.	6,236	108,195
Northwest Bancshares, Inc.	15,044	259,810
OceanFirst Financial Corp.	5,057	139,017
Oconee Federal Financial Corp.(x)	139	3,898
Ocwen Financial Corp.(x)*	15,534	53,437
Oritani Financial Corp.	6,356	106,781
PCSB Financial Corp.*	2,912	54,920
PennyMac Financial Services, Inc., Class A*‡	936	16,661
PHH Corp.*	8,379	116,719
Provident Bancorp, Inc.*	681	15,765
Provident Financial Holdings, Inc.	872	17,091
Provident Financial Services, Inc.	9,810	261,633
Prudential Bancorp, Inc.	1,241	22,996
Radian Group, Inc.	34,236	639,870
Riverview Bancorp, Inc.	3,399	28,552
SI Financial Group, Inc.	1,879	28,091
Southern Missouri Bancorp, Inc.	967	35,286
Territorial Bancorp, Inc.	1,279	40,378
Timberland Bancorp, Inc.	974	30,525
TrustCo Bank Corp.	14,523	129,255
United Community Financial Corp.	7,803	74,909
United Financial Bancorp, Inc.	8,041	147,070
Walker & Dunlop, Inc.*	655	34,276
Washington Federal, Inc.	13,979	470,392
Waterstone Financial, Inc.	3,745	73,028
Western New England Bancorp, Inc.	3,981	43,393
WSFS Financial Corp.	3,480	169,650

		6,329,550

Total Financials		97,826,696

Health Care (3.0%)
Biotechnology (1.3%)
Abeona Therapeutics, Inc.(x)*	3,796	64,722
Acceleron Pharma, Inc.*	870	32,468
Achillion Pharmaceuticals, Inc.*	18,638	83,685
Acorda Therapeutics, Inc.*	5,887	139,228
Adamas Pharmaceuticals, Inc.(x)*	1,092	23,118
Advaxis, Inc.*	506	2,115
Agenus, Inc.(x)*	2,124	9,367
Aileron Therapeutics, Inc.(x)*	225	3,011
Alder Biopharmaceuticals, Inc.*	8,316	101,871
AMAG Pharmaceuticals, Inc.(x)*	5,507	101,604
Ardelyx, Inc.*	5,165	28,924
Array BioPharma, Inc.*	3,351	41,217
Atara Biotherapeutics, Inc.(x)*	4,022	66,564
Athenex, Inc.(x)*	258	4,518
Athersys, Inc.(x)*	1,520	3,131
Audentes Therapeutics, Inc.*	170	4,762
Bellicum Pharmaceuticals, Inc.(x)*	1,218	14,068
BioCryst Pharmaceuticals, Inc.*	2,044	10,711
Biohaven Pharmaceutical Holding Co. Ltd.*	210	7,850
BioTime, Inc.(x)*	11,947	33,929
Bluebird Bio, Inc.(x)*	4,380	601,592
Calyxt, Inc.(x)*	317	7,763
Cara Therapeutics, Inc.(x)*	606	8,296
Cascadian Therapeutics, Inc.(x)*	5,186	21,211
Celldex Therapeutics, Inc.(x)*	19,051	54,486
Chimerix, Inc.*	7,425	38,981
Concert Pharmaceuticals, Inc.*	1,671	24,647
Corvus Pharmaceuticals, Inc.*	1,276	20,339
Dynavax Technologies Corp.(x)*	8,848	190,232
Editas Medicine, Inc.(x)*	1,551	37,240
Emergent BioSolutions, Inc.*	2,794	113,017
Enanta Pharmaceuticals, Inc.*	2,487	116,392
Epizyme, Inc.(x)*	1,689	32,175
Fate Therapeutics, Inc.*	4,249	16,826
Five Prime Therapeutics, Inc.*	4,331	177,181
G1 Therapeutics, Inc.*	304	7,567
Genocea Biosciences, Inc.*	595	869
Heron Therapeutics, Inc.(x)*	1,065	17,200
Idera Pharmaceuticals, Inc.(x)*	1,079	2,406
Immune Design Corp.*	2,295	23,753
Immunomedics, Inc.(x)*	10,062	140,667
Insmed, Inc.*	1,672	52,183
Intellia Therapeutics, Inc.(x)*	2,247	55,838
Iovance Biotherapeutics, Inc.*	7,700	59,675
Karyopharm Therapeutics, Inc.*	4,133	45,380
Kindred Biosciences, Inc.*	3,498	27,459
MacroGenics, Inc.*	3,763	69,540
MediciNova, Inc.*	578	3,682
Merrimack Pharmaceuticals, Inc.(x)	789	11,472
Mersana Therapeutics, Inc.*	178	3,078
Minerva Neurosciences, Inc.*	545	4,142
Miragen Therapeutics, Inc.*	322	2,946
Momenta Pharmaceuticals, Inc.*	8,823	163,226
Myriad Genetics, Inc.*	10,151	367,263
NantKwest, Inc.*	4,786	26,227
Novavax, Inc.(x)*	27,950	31,863
Novelion Therapeutics, Inc.*	2,253	15,839
Nymox Pharmaceutical Corp.*	2,673	10,211
Otonomy, Inc.*	4,450	14,463
PDL BioPharma, Inc.*	25,444	86,255
Portola Pharmaceuticals, Inc.*	580	31,337
Protagonist Therapeutics, Inc.*	797	14,083
Prothena Corp. plc(x)*	1,365	88,411
PTC Therapeutics, Inc.*	1,218	24,372
Recro Pharma, Inc.*	1,885	16,927
REGENXBIO, Inc.*	3,139	103,430
Retrophin, Inc.*	6,065	150,958
Sarepta Therapeutics, Inc.(x)*	2,206	100,064
Spectrum Pharmaceuticals, Inc.*	12,345	173,694
Stemline Therapeutics, Inc.(x)*	3,098	34,388
Syndax Pharmaceuticals, Inc.*	65	761
Tocagen, Inc.*	205	2,554
Trevena, Inc.(x)*	8,083	20,612

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Voyager Therapeutics, Inc.*	2,293	$47,213

		4,289,249

Health Care Equipment & Supplies (0.7%)
Analogic Corp.	1,992	166,830
AngioDynamics, Inc.*	5,769	98,592
Anika Therapeutics, Inc.*	380	22,040
Cerus Corp.*	2,284	6,235
ConforMIS, Inc.(x)*	4,089	14,393
CONMED Corp.	4,322	226,775
CryoLife, Inc.*	1,651	37,478
Exactech, Inc.*	1,638	53,972
FONAR Corp.*	112	3,416
Haemonetics Corp.*	1,586	71,164
Halyard Health, Inc.*	7,384	332,502
ICU Medical, Inc.*	697	129,537
Integer Holdings Corp.*	4,898	250,533
Invacare Corp.(x)	5,016	79,002
Lantheus Holdings, Inc.*	320	5,696
LivaNova plc*	7,670	537,359
Meridian Bioscience, Inc.	958	13,699
Obalon Therapeutics, Inc.(x)*	471	4,489
OraSure Technologies, Inc.*	495	11,138
Orthofix International NV*	2,212	104,517
Quotient Ltd.(x)*	1,542	7,602
Rockwell Medical, Inc.(x)*	717	6,138
RTI Surgical, Inc.*	1,985	9,032
Sientra, Inc.(x)*	2,148	33,079
Utah Medical Products, Inc.	65	4,781

		2,229,999

Health Care Providers & Services (0.5%)
AAC Holdings, Inc.(x)*	1,754	17,417
Aceto Corp.	4,715	52,949
Almost Family, Inc.*	1,537	82,537
American Renal Associates Holdings, Inc.(x)*	197	2,949
BioScrip, Inc.(x)*	15,843	43,568
Community Health Systems, Inc.(x)*	14,920	114,586
Cross Country Healthcare, Inc.*	2,994	42,605
Diplomat Pharmacy, Inc.*	7,506	155,449
Ensign Group, Inc. (The)	3,191	72,085
Kindred Healthcare, Inc.	13,401	91,127
LHC Group, Inc.*	164	11,631
Magellan Health, Inc.*	1,024	88,371
National HealthCare Corp.	1,776	111,124
National Research Corp., Class A	164	6,183
Owens & Minor, Inc.	9,590	280,028
PetIQ, Inc.*	249	6,743
PharMerica Corp.*	4,758	139,409
Providence Service Corp. (The)*	329	17,792
R1 RCM, Inc.(x)*	1,852	6,871
Tivity Health, Inc.*	1,957	79,846
Triple-S Management Corp., Class B*	2,915	69,027

		1,492,297

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	28,680	408,117
Computer Programs & Systems, Inc.(x)	900	26,595
Evolent Health, Inc., Class A(x)*	6,278	111,748
HMS Holdings Corp.*	1,722	34,199
NantHealth, Inc.(x)*	2,723	11,219
Quality Systems, Inc.*	2,962	46,592

		638,470

Life Sciences Tools & Services (0.0%)
Accelerate Diagnostics, Inc.(x)*	236	5,298
Enzo Biochem, Inc.*	414	4,335
Luminex Corp.	3,682	74,855
Medpace Holdings, Inc.*	1,157	36,908
NanoString Technologies, Inc.*	1,975	31,916

		153,312

Pharmaceuticals (0.3%)
Akcea Therapeutics, Inc.(x)*	599	16,574
Aratana Therapeutics, Inc.*	460	2,820
Cempra, Inc.*	7,099	23,072
Clearside Biomedical, Inc.(x)*	1,422	12,428
Collegium Pharmaceutical, Inc.*	3,392	35,582
Dermira, Inc.*	1,093	29,511
Dova Pharmaceuticals, Inc.(x)*	189	4,589
Horizon Pharma plc*	25,813	327,310
Impax Laboratories, Inc.*	11,594	235,358
Intra-Cellular Therapies, Inc.*	5,389	85,038
Kala Pharmaceuticals, Inc.*	310	7,080
Lannett Co., Inc.(x)*	4,422	81,586
Medicines Co. (The)(x)*	879	32,558
MyoKardia, Inc.(x)*	288	12,341
Neos Therapeutics, Inc.*	341	3,120
Phibro Animal Health Corp., Class A	142	5,261
SciClone Pharmaceuticals, Inc.*	5,434	60,861
Sienna Biopharmaceuticals, Inc.(x)*	180	4,005
Sucampo Pharmaceuticals, Inc., Class A(x)*	698	8,236
Tetraphase Pharmaceuticals, Inc.*	8,028	54,912
Zogenix, Inc.*	956	33,508

		1,075,750

Total Health Care		9,879,077

Industrials (13.0%)
Aerospace & Defense (0.9%)
AAR Corp.	5,056	191,016
Aerovironment, Inc.*	3,341	180,815
Cubic Corp.	4,009	204,459
Curtiss-Wright Corp.	1,759	183,886
DigitalGlobe, Inc.*	9,743	343,441
Ducommun, Inc.*	1,655	53,043
Engility Holdings, Inc.*	2,847	98,734
Esterline Technologies Corp.*	4,159	374,934
KeyW Holding Corp. (The)(x)*	7,762	59,069
KLX, Inc.*	8,172	432,543
Kratos Defense & Security Solutions, Inc.*	7,042	92,109
Mercury Systems, Inc.*	584	30,298
Moog, Inc., Class A*	4,561	380,523
National Presto Industries, Inc.(x)	726	77,283
Sparton Corp.*	1,478	34,304
Triumph Group, Inc.	7,690	228,778
Vectrus, Inc.*	1,377	42,467

		3,007,702

Air Freight & Logistics (0.2%)
Atlas Air Worldwide Holdings, Inc.*	3,703	243,658
Echo Global Logistics, Inc.*	4,237	79,867
Hub Group, Inc., Class A*	5,173	222,180
Park-Ohio Holdings Corp.	1,437	65,527

		611,232

Airlines (0.1%)
Hawaiian Holdings, Inc.*	752	28,238
SkyWest, Inc.	8,007	351,507

		379,745

Building Products (0.2%)
Armstrong Flooring, Inc.*	3,692	58,149
Caesarstone Ltd.*	1,307	38,949
CSW Industrials, Inc.*	1,287	57,078
Gibraltar Industries, Inc.*	5,043	157,089
Griffon Corp.	693	15,385
Insteel Industries, Inc.	291	7,598

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Quanex Building Products Corp.	5,057	$116,058
Simpson Manufacturing Co., Inc.	5,535	271,437
Universal Forest Products, Inc.	357	35,043

		756,786

Commercial Services & Supplies (4.0%)
ABM Industries, Inc.	4,385	182,898
ACCO Brands Corp.*	17,040	202,776
ARC Document Solutions, Inc.*	6,522	26,675
Brady Corp., Class A	1,649	62,580
Casella Waste Systems, Inc., Class A*	5,054	95,015
CECO Environmental Corp.	4,911	41,547
Civeo Corp.*	3,605,338	10,275,212
CompX International, Inc.	265	4,041
Ennis, Inc.	4,030	79,190
Essendant, Inc.	5,876	77,387
Heritage-Crystal Clean, Inc.*	1,032	22,446
Herman Miller, Inc.	1,399	50,224
InnerWorkings, Inc.*	476	5,355
Interface, Inc.	933	20,433
Kimball International, Inc., Class B	680	13,444
Knoll, Inc.	534	10,680
LSC Communications, Inc.	5,266	86,942
McGrath RentCorp	3,436	150,325
Mobile Mini, Inc.	6,939	239,049
NL Industries, Inc.*	1,334	12,206
Quad/Graphics, Inc.	2,169	49,041
RR Donnelley & Sons Co.	7,877	81,133
SP Plus Corp.*	1,916	75,682
Steelcase, Inc., Class A	2,597	39,994
Team, Inc.(x)*	2,555	34,109
Tetra Tech, Inc.	633	29,466
UniFirst Corp.	2,419	366,479
Viad Corp.	1,248	76,003
VSE Corp.	1,395	79,320
West Corp.	5,821	136,619

		12,626,271

Construction & Engineering (0.4%)
Aegion Corp.*	5,147	119,822
Ameresco, Inc., Class A*	2,813	21,941
Chicago Bridge & Iron Co. NV(x)	15,938	267,758
EMCOR Group, Inc.	2,300	159,574
Granite Construction, Inc.	1,415	81,999
Great Lakes Dredge & Dock Corp.*	8,348	40,488
IES Holdings, Inc.*	1,351	23,372
KBR, Inc.	19,767	353,435
Layne Christensen Co.*	2,735	34,324
MYR Group, Inc.*	1,390	40,505
Northwest Pipe Co.*	1,410	26,818
NV5 Global, Inc.*	319	17,433
Orion Group Holdings, Inc.*	2,179	14,294
Sterling Construction Co., Inc.*	3,185	48,508
Tutor Perini Corp.*	5,060	143,704

		1,393,975

Electrical Equipment (0.1%)
Babcock & Wilcox Enterprises, Inc.*	7,797	25,964
Encore Wire Corp.	3,208	143,638
General Cable Corp.	453	8,539
LSI Industries, Inc.	3,784	25,012
Powell Industries, Inc.	1,357	40,696
Preformed Line Products Co.	484	32,573
Revolution Lighting Technologies, Inc.(x)*	1,571	10,212
Sunrun, Inc.(x)*	13,401	74,376
Thermon Group Holdings, Inc.*	5,044	90,742
Vicor Corp.*	230	5,428
Vivint Solar, Inc.(x)*	4,231	14,385

		471,565

Machinery (2.8%)
Actuant Corp., Class A	4,628	118,477
Alamo Group, Inc.	201	21,581
Albany International Corp., Class A	990	56,826
American Railcar Industries, Inc.(x)	1,199	46,281
Astec Industries, Inc.	1,716	96,113
Barnes Group, Inc.	6,866	483,641
Blue Bird Corp.(x)*	627	12,916
Briggs & Stratton Corp.	6,588	154,818
Chart Industries, Inc.*	4,836	189,716
CIRCOR International, Inc.	1,313	71,467
Colfax Corp.*	99,700	4,151,507
Columbus McKinnon Corp.	3,396	128,607
DMC Global, Inc.	2,105	35,575
Eastern Co. (The)	844	24,223
ESCO Technologies, Inc.	4,038	242,078
ExOne Co. (The)(x)*	175	1,988
Federal Signal Corp.	7,137	151,875
Franklin Electric Co., Inc.	368	16,505
FreightCar America, Inc.	2,002	39,159
Gencor Industries, Inc.*	1,261	22,257
Global Brass & Copper Holdings, Inc.	303	10,241
Gorman-Rupp Co. (The)	2,810	91,522
Graham Corp.	1,481	30,849
Greenbrier Cos., Inc. (The)(x)	4,366	210,223
Hardinge, Inc.	1,767	26,982
Hurco Cos., Inc.	974	40,518
Hyster-Yale Materials Handling, Inc.	279	21,327
LB Foster Co., Class A*	1,225	27,869
Manitowoc Co., Inc. (The)*	20,311	182,799
Meritor, Inc.*	13,314	346,297
Milacron Holdings Corp.*	929	15,663
Miller Industries, Inc.	1,668	46,621
Mueller Water Products, Inc., Class A	9,471	121,229
Navistar International Corp.*	7,405	326,338
Rexnord Corp.*	16,433	417,563
Spartan Motors, Inc.	2,125	23,481
SPX FLOW, Inc.*	4,866	187,633
Standex International Corp.	422	44,816
Tennant Co.	169	11,188
Titan International, Inc.	8,005	81,251
TriMas Corp.*	7,181	193,887
Twin Disc, Inc.*	1,266	23,560
Wabash National Corp.(x)	6,634	151,388
Watts Water Technologies, Inc., Class A	1,829	126,567

		8,825,422

Marine (2.5%)
Clarkson plc(x)	107,959	4,138,868
Costamare, Inc.	7,697	47,567
Eagle Bulk Shipping, Inc.*	5,882	26,645
Genco Shipping & Trading Ltd.(x)*	1,280	14,835
Matson, Inc.	3,542	99,814
Navios Maritime Holdings, Inc.*	13,409	22,393
Safe Bulkers, Inc.*	8,035	22,016
Scorpio Bulkers, Inc.*	9,121	64,303
Stolt-Nielsen Ltd.	252,955	3,811,237

		8,247,678

Professional Services (0.5%)
Acacia Research Corp.*	7,870	35,809
CBIZ, Inc.*	8,138	132,243
Cogint, Inc.(x)*	3,408	16,699
CRA International, Inc.	1,352	55,500

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Franklin Covey Co.*	242	$4,913
FTI Consulting, Inc.*	6,202	220,046
GP Strategies Corp.*	214	6,602
Heidrick & Struggles International, Inc.	2,993	63,302
Hill International, Inc.*	578	2,746
Huron Consulting Group, Inc.*	3,471	119,055
ICF International, Inc.*	2,845	153,487
Kelly Services, Inc., Class A	4,819	120,909
Korn/Ferry International	8,075	318,396
Mistras Group, Inc.*	2,451	50,246
Navigant Consulting, Inc.*	7,442	125,919
Pendrell Corp.*	1,698	11,597
Resources Connection, Inc.	4,651	64,649
RPX Corp.*	7,182	95,377
TrueBlue, Inc.*	6,144	137,933

		1,735,428

Road & Rail (0.3%)
ArcBest Corp.	3,532	118,145
Covenant Transportation Group, Inc., Class A*	1,927	55,844
Daseke, Inc.*	298	3,889
Heartland Express, Inc.	428	10,734
Hertz Global Holdings, Inc.(x)*	8,682	194,130
Marten Transport Ltd.	6,121	125,787
Roadrunner Transportation Systems, Inc.*	4,976	47,421
Saia, Inc.*	2,241	140,399
Schneider National, Inc., Class B	362	9,159
Universal Logistics Holdings, Inc.	424	8,671
Werner Enterprises, Inc.	7,522	274,929
YRC Worldwide, Inc.*	4,049	55,876

		1,044,984

Trading Companies & Distributors (0.7%)
Aircastle Ltd.	7,558	168,468
Beacon Roofing Supply, Inc.*	2,470	126,588
BMC Stock Holdings, Inc.*	9,775	208,696
CAI International, Inc.*	1,330	40,326
DXP Enterprises, Inc.*	569	17,918
Foundation Building Materials, Inc.*	1,652	23,359
GATX Corp.(x)	6,094	375,146
Huttig Building Products, Inc.(x)*	887	6,262
Kaman Corp.	3,991	222,618
Lawson Products, Inc.*	258	6,502
MRC Global, Inc.*	14,098	246,573
Neff Corp., Class A*	174	4,350
Nexeo Solutions, Inc.*	4,068	29,696
NOW, Inc.*	16,917	233,624
Rush Enterprises, Inc., Class A*	2,460	113,874
Rush Enterprises, Inc., Class B*	460	20,065
Textainer Group Holdings Ltd.*	4,334	74,328
Titan Machinery, Inc.*	2,971	46,140
Triton International Ltd.*	6,843	227,735
Veritiv Corp.*	1,848	60,060
Willis Lease Finance Corp.*	549	13,500

		2,265,828

Transportation Infrastructure (0.3%)
Braemar Shipping Services plc(x)	191,258	807,300
Wesco Aircraft Holdings, Inc.*	8,987	84,478

		891,778

Total Industrials		42,258,394

Information Technology (5.6%)
Communications Equipment (2.0%)
Acacia Communications, Inc.(x)*	283	13,329
ADTRAN, Inc.	7,753	186,072
Calix, Inc.*	6,943	35,062
Comtech Telecommunications Corp.	3,595	73,805
Digi International, Inc.*	4,026	42,676
EchoStar Corp., Class A*	69,000	3,948,871
EMCORE Corp.*	2,429	19,918
Finisar Corp.*	9,732	215,758
Harmonic, Inc.*	12,473	38,043
Infinera Corp.*	22,829	202,493
KVH Industries, Inc.*	2,577	30,795
NETGEAR, Inc.*	5,081	241,856
NetScout Systems, Inc.*	13,691	442,904
Oclaro, Inc.(x)*	3,521	30,386
Sonus Networks, Inc.*	7,597	58,117
ViaSat, Inc.(x)*	7,947	511,151
Viavi Solutions, Inc.*	22,649	214,260

		6,305,496

Electronic Equipment, Instruments & Components (1.7%)
Anixter International, Inc.*	4,583	389,555
AVX Corp.	7,292	132,933
Bel Fuse, Inc., Class B	1,153	35,974
Belden, Inc.	6,648	535,364
Benchmark Electronics, Inc.*	7,877	269,000
Control4 Corp.*	403	11,872
CTS Corp.	5,059	121,922
Daktronics, Inc.	2,232	23,592
Electro Scientific Industries, Inc.*	5,058	70,407
FARO Technologies, Inc.*	1,978	75,659
Fitbit, Inc., Class A(x)*	27,657	192,493
II-VI, Inc.*	6,788	279,326
Insight Enterprises, Inc.*	3,460	158,883
Kimball Electronics, Inc.*	4,182	90,540
Knowles Corp.*	14,047	214,498
Maxwell Technologies, Inc.(x)*	5,585	28,651
MTS Systems Corp.	2,692	143,887
Park Electrochemical Corp.	3,051	56,444
PC Connection, Inc.	1,753	49,417
PCM, Inc.*	947	13,258
Plexus Corp.*	5,290	296,663
Radisys Corp.(x)*	4,768	6,532
Sanmina Corp.*	11,849	440,190
ScanSource, Inc.*	3,892	169,886
SYNNEX Corp.	3,633	459,611
Systemax, Inc.	366	9,673
Tech Data Corp.*	5,103	453,402
TTM Technologies, Inc.*	11,466	176,232
VeriFone Systems, Inc.*	16,147	327,461
Vishay Intertechnology, Inc.	21,190	398,372
Vishay Precision Group, Inc.*	1,610	39,284

		5,670,981

Internet Software & Services (0.2%)
Bankrate, Inc.*	7,505	104,695
Bazaarvoice, Inc.*	13,053	64,612
Blucora, Inc.*	5,372	135,912
Cars.com, Inc.(x)*	11,366	302,448
ChannelAdvisor Corp.*	394	4,531
DHI Group, Inc.*	7,806	20,296
Leaf Group Ltd.*	1,759	12,137
Limelight Networks, Inc.*	6,247	24,801
Liquidity Services, Inc.*	4,215	24,869
Meet Group, Inc. (The)(x)*	9,178	33,408
QuinStreet, Inc.*	5,557	40,844
TechTarget, Inc.*	1,994	23,808
XO Group, Inc.*	1,014	19,945

		812,306

IT Services (0.6%)
Acxiom Corp.*	5,981	147,372
CACI International, Inc., Class A*	3,851	536,636
Convergys Corp.	14,922	386,330

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CSG Systems International, Inc.	931	$37,333
EVERTEC, Inc.	1,555	24,647
Information Services Group, Inc.*	2,295	9,226
ManTech International Corp., Class A	4,077	180,000
MoneyGram International, Inc.*	4,206	67,759
Perficient, Inc.*	5,139	101,084
Presidio, Inc.(x)*	1,109	15,692
ServiceSource International, Inc.*	3,943	13,643
Sykes Enterprises, Inc.*	5,674	165,454
Travelport Worldwide Ltd.	15,860	249,002
Unisys Corp.(x)*	2,610	22,185
Virtusa Corp.*	1,188	44,883

		2,001,246

Semiconductors & Semiconductor Equipment (0.6%)
Alpha & Omega Semiconductor Ltd.*	2,774	45,743
Ambarella, Inc.(x)*	2,986	146,344
Amkor Technology, Inc.*	15,377	162,227
AXT, Inc.*	5,887	53,866
Cohu, Inc.	3,658	87,207
Cree, Inc.*	15,393	433,928
CyberOptics Corp.(x)*	517	8,401
Diodes, Inc.*	4,504	134,805
DSP Group, Inc.*	3,602	46,826
GSI Technology, Inc.*	2,186	15,892
IXYS Corp.*	4,110	97,407
Kopin Corp.(x)*	888	3,703
Nanometrics, Inc.*	631	18,173
NeoPhotonics Corp.(x)*	5,260	29,246
NVE Corp.	70	5,528
PDF Solutions, Inc.(x)*	195	3,021
Photronics, Inc.*	10,622	94,005
Rambus, Inc.*	12,546	167,489
Rudolph Technologies, Inc.*	527	13,860
Sigma Designs, Inc.*	5,982	37,687
SMART Global Holdings, Inc.(x)*	1,264	33,850
SunPower Corp.(x)*	9,535	69,510
Veeco Instruments, Inc.*	7,531	161,163
Xcerra Corp.*	1,164	11,465

		1,881,346

Software (0.4%)
Agilysys, Inc.*	2,335	27,903
American Software, Inc., Class A	1,774	20,153
Bottomline Technologies de, Inc.*	783	24,923
Digimarc Corp.(x)*	82	3,001
Glu Mobile, Inc.(x)*	15,426	58,002
MicroStrategy, Inc., Class A*	672	85,821
Monotype Imaging Holdings, Inc.	3,448	66,374
Park City Group, Inc.(x)*	130	1,580
Progress Software Corp.	1,276	48,705
QAD, Inc., Class A	506	17,381
RealNetworks, Inc.*	3,951	18,965
Rosetta Stone, Inc.*	2,210	22,564
Rubicon Project, Inc. (The)*	7,308	28,428
SecureWorks Corp., Class A(x)*	1,199	14,808
Silver Spring Networks, Inc.*	5,109	82,613
Synchronoss Technologies, Inc.*	6,693	62,446
Telenav, Inc.*	2,232	14,173
TiVo Corp.	18,514	367,502
VASCO Data Security International, Inc.*	4,409	53,128
Verint Systems, Inc.*	8,267	345,974

		1,364,444

Technology Hardware, Storage & Peripherals (0.1%)
Avid Technology, Inc.*	1,856	8,426
Cray, Inc.*	6,424	124,946
Eastman Kodak Co.*	560	4,116
Quantum Corp.(x)*	3,614	22,118
Stratasys Ltd.*	3,992	92,295
Super Micro Computer, Inc.*	4,855	107,296

		359,197

Total Information Technology		18,395,016

Materials (2.5%)
Chemicals (1.1%)
Advanced Emissions Solutions, Inc.	472	5,178
AdvanSix, Inc.*	671	26,672
AgroFresh Solutions, Inc.(x)*	3,401	23,909
American Vanguard Corp.	4,579	104,859
Calgon Carbon Corp.	7,495	160,393
Codexis, Inc.*	521	3,465
Core Molding Technologies, Inc.	1,164	25,538
Flotek Industries, Inc.(x)*	7,979	37,102
FutureFuel Corp.	3,948	62,142
GCP Applied Technologies, Inc.*	11,398	349,918
Hawkins, Inc.	1,222	49,858
HB Fuller Co.	1,987	115,365
Innophos Holdings, Inc.	3,038	149,439
Innospec, Inc.	3,764	232,051
Intrepid Potash, Inc.(x)*	14,811	64,576
Kraton Corp.*	3,731	150,882
LSB Industries, Inc.(x)*	3,506	27,838
Minerals Technologies, Inc.	2,402	169,701
OMNOVA Solutions, Inc.*	2,378	26,039
Platform Specialty Products Corp.*	107,800	1,201,969
Rayonier Advanced Materials, Inc.(x)	2,510	34,387
Stepan Co.	1,162	97,213
Trecora Resources*	3,153	41,935
Tredegar Corp.	4,198	75,564
Trinseo SA	2,125	142,588
Tronox Ltd., Class A	10,452	220,537
Valhi, Inc.	4,023	9,776

		3,608,894

Construction Materials (0.0%)
United States Lime & Minerals, Inc.	278	23,352

Containers & Packaging (0.0%)
Greif, Inc., Class A	584	34,187
Greif, Inc., Class B	122	7,839
UFP Technologies, Inc.*	1,081	30,376

		72,402

Metals & Mining (1.2%)
AK Steel Holding Corp.(x)*	49,876	278,807
Allegheny Technologies, Inc.(x)*	17,189	410,818
Ampco-Pittsburgh Corp.	1,411	24,551
Carpenter Technology Corp.	7,325	351,820
Century Aluminum Co.*	7,379	122,344
Cleveland-Cliffs, Inc.(x)*	47,933	342,721
Coeur Mining, Inc.*	23,952	220,119
Commercial Metals Co.	18,273	347,735
Compass Minerals International, Inc.(x)	450	29,205
Dominion Diamond Corp.(x)	10,000	141,800
Gold Resource Corp.(x)	8,464	31,740
Handy & Harman Ltd.*	175	5,696
Haynes International, Inc.	1,920	68,947
Hecla Mining Co.	62,583	314,167
Kaiser Aluminum Corp.	2,614	269,608
Klondex Mines Ltd.*	19,895	72,418
Materion Corp.	3,116	134,455
Olympic Steel, Inc.	1,456	32,032
Ramaco Resources, Inc.(x)*	1,164	7,717

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Ryerson Holding Corp.*	2,558	$27,754
Schnitzer Steel Industries, Inc., Class A	4,234	119,187
SunCoke Energy, Inc.*	10,244	93,630
TimkenSteel Corp.*	6,227	102,746
Warrior Met Coal, Inc.	2,690	63,403
Worthington Industries, Inc.	623	28,658

		3,642,078

Paper & Forest Products (0.2%)
Boise Cascade Co.*	4,907	171,254
Clearwater Paper Corp.*	2,556	125,883
Louisiana-Pacific Corp.*	1,396	37,804
Neenah Paper, Inc.	450	38,498
PH Glatfelter Co.	6,911	134,419
Schweitzer-Mauduit International, Inc.	3,909	162,067
Verso Corp., Class A*	5,277	26,860

		696,785

Total Materials		8,043,511

Real Estate (10.5%)
Equity Real Estate Investment Trusts (REITs) (5.8%)
Acadia Realty Trust (REIT)	13,113	375,294
Agree Realty Corp. (REIT)	4,366	214,283
Alexander & Baldwin, Inc. (REIT)	7,373	341,591
Alexander’s, Inc. (REIT)	12	5,089
Altisource Residential Corp. (REIT)	7,828	86,969
American Assets Trust, Inc. (REIT)	4,071	161,904
Armada Hoffler Properties, Inc. (REIT)	808	11,158
Ashford Hospitality Prime, Inc. (REIT)	4,142	39,349
Ashford Hospitality Trust, Inc. (REIT)	12,239	81,634
Bluerock Residential Growth REIT, Inc. (REIT)	3,697	40,889
CareTrust REIT, Inc. (REIT)	833	15,860
CatchMark Timber Trust, Inc. (REIT), Class A	6,152	77,577
CBL & Associates Properties, Inc. (REIT)(x)	26,473	222,108
Cedar Realty Trust, Inc. (REIT)	13,031	73,234
Chatham Lodging Trust (REIT)	6,129	130,670
Chesapeake Lodging Trust (REIT)	9,445	254,732
City Office REIT, Inc. (REIT)	3,837	52,835
Clipper Realty, Inc. (REIT)(x)	2,041	21,859
Community Healthcare Trust, Inc. (REIT)	2,146	57,856
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	1,940	68,579
Cousins Properties, Inc. (REIT)	66,203	618,336
DiamondRock Hospitality Co. (REIT)	31,600	346,020
Easterly Government Properties, Inc. (REIT)	5,901	121,974
Education Realty Trust, Inc. (REIT)	11,602	416,860
Equity LifeStyle Properties, Inc. (REIT)	19,300	1,642,045
Farmland Partners, Inc. (REIT)(x)	5,127	46,348
First Industrial Realty Trust, Inc. (REIT)	14,578	438,652
First Potomac Realty Trust (REIT)	9,371	104,393
Four Corners Property Trust, Inc. (REIT)	2,996	74,660
Franklin Street Properties Corp. (REIT)	16,724	177,609
GEO Group, Inc. (The) (REIT)	15,130	406,997
Getty Realty Corp. (REIT)	4,845	138,615
Gladstone Commercial Corp. (REIT)	4,267	95,026
Global Medical REIT, Inc. (REIT)(x)	2,781	24,973
Global Net Lease, Inc. (REIT)	10,661	233,369
Government Properties Income Trust (REIT)	12,809	240,425
Gramercy Property Trust (REIT)	20,425	617,856
Healthcare Realty Trust, Inc. (REIT)	19,365	626,265
Hersha Hospitality Trust (REIT)	6,172	115,231
Independence Realty Trust, Inc. (REIT)	10,847	110,314
InfraREIT, Inc. (REIT)	6,709	150,080
Investors Real Estate Trust (REIT)	19,111	116,768
iStar, Inc. (REIT)*	11,131	131,346
Jernigan Capital, Inc. (REIT)(x)	2,053	42,189
Kite Realty Group Trust (REIT)	13,107	265,417
LaSalle Hotel Properties (REIT)	18,086	524,856
Lexington Realty Trust (REIT)	34,475	352,335
LTC Properties, Inc. (REIT)	3,726	175,047
Mack-Cali Realty Corp. (REIT)	14,351	340,262
MedEquities Realty Trust, Inc. (REIT)	3,377	39,680
Monmouth Real Estate Investment Corp. (REIT)	9,097	147,280
National Health Investors, Inc. (REIT)	3,443	266,109
National Storage Affiliates Trust (REIT)	6,283	152,300
New Senior Investment Group, Inc. (REIT)	12,870	117,761
NexPoint Residential Trust, Inc. (REIT)	2,565	60,867
NorthStar Realty Europe Corp. (REIT)	8,656	110,883
One Liberty Properties, Inc. (REIT)	2,280	55,541
Parkway, Inc. (REIT)	6,683	153,909
Pebblebrook Hotel Trust (REIT)(x)	10,891	393,601
Pennsylvania REIT (REIT)(x)	10,808	113,376
Physicians Realty Trust (REIT)	12,948	229,568
Preferred Apartment Communities, Inc. (REIT), Class A	5,164	97,496
Quality Care Properties, Inc. (REIT)*	15,083	233,787
RAIT Financial Trust (REIT)(x)	15,185	11,085
Ramco-Gershenson Properties Trust (REIT)	12,463	162,144
Retail Opportunity Investments Corp. (REIT)	15,314	291,119
Rexford Industrial Realty, Inc. (REIT)	6,588	188,549
RLJ Lodging Trust (REIT)	26,804	589,688
Sabra Health Care REIT, Inc. (REIT)	22,936	503,216
Safety Income and Growth, Inc. (REIT)	1,181	22,014
Saul Centers, Inc. (REIT)	152	9,410
Select Income REIT (REIT)	10,023	234,739
Seritage Growth Properties (REIT), Class A(x)	3,955	182,207
STAG Industrial, Inc. (REIT)	14,665	402,848
Starwood Waypoint Homes (REIT)*	20,204	734,820
Summit Hotel Properties, Inc. (REIT)	16,346	261,373
Sunstone Hotel Investors, Inc. (REIT)	35,657	573,008
Terreno Realty Corp. (REIT)	5,947	215,162
Tier REIT, Inc. (REIT)	7,537	145,464
UMH Properties, Inc. (REIT)	772	12,005

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Urstadt Biddle Properties, Inc. (REIT), Class A	4,735	$102,750
Washington Prime Group, Inc. (REIT)	29,417	245,044
Washington REIT (REIT)	7,823	256,281
Whitestone REIT (REIT)(x)	6,020	78,561
Xenia Hotels & Resorts, Inc. (REIT)	17,023	358,334

		18,779,717

Real Estate Management & Development (4.7%)
Consolidated-Tomoka Land Co.	83	4,986
Dream Unlimited Corp.*	609,000	3,516,001
Forestar Group, Inc.(r)*†	5,292	91,022
FRP Holdings, Inc.*	1,049	47,467
Griffin Industrial Realty, Inc.	101	3,671
Howard Hughes Corp. (The)*	95,300	11,238,730
Kennedy-Wilson Holdings, Inc.(x)	6,151	114,101
RE/MAX Holdings, Inc., Class A	2,824	179,465
Redfin Corp.(x)*	1,136	28,502
St Joe Co. (The)*	7,633	143,882
Stratus Properties, Inc.	900	27,270
Tejon Ranch Co.*	2,416	50,978
Transcontinental Realty Investors, Inc.(x)*	197	5,358

		15,451,433

Total Real Estate		34,231,150

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	1,704	89,801
Cincinnati Bell, Inc.*	6,662	132,241
Consolidated Communications Holdings, Inc.	4,715	89,962
Frontier Communications Corp.(x)	12,430	146,550
General Communication, Inc., Class A*	273	11,136
Globalstar, Inc.(x)*	25,096	40,906
Hawaiian Telcom Holdco, Inc.*	916	27,315
IDT Corp., Class B	969	13,644
Intelsat SA*	5,458	25,653
Iridium Communications, Inc.(x)*	13,311	137,103
Lumos Networks Corp.*	1,003	17,974
ORBCOMM, Inc.*	720	7,538
pdvWireless, Inc.*	1,520	45,296
Windstream Holdings, Inc.(x)	30,703	54,344

		839,463

Wireless Telecommunication Services (0.0%)
Spok Holdings, Inc.	3,027	46,464

Total Telecommunication Services		885,927

Utilities (4.8%)
Electric Utilities (1.0%)
ALLETE, Inc.	8,101	626,126
El Paso Electric Co.	6,395	353,324
Genie Energy Ltd., Class B	1,795	11,757
IDACORP, Inc.	7,999	703,351
MGE Energy, Inc.	2,800	180,880
Otter Tail Corp.	6,260	271,371
PNM Resources, Inc.	12,635	509,191
Portland General Electric Co.	14,156	646,080
Spark Energy, Inc., Class A	264	3,960

		3,306,040

Gas Utilities (2.8%)
Chesapeake Utilities Corp.	2,224	174,028
New Jersey Resources Corp.	12,558	529,320
Northwest Natural Gas Co.	4,495	289,478
ONE Gas, Inc.	8,267	608,782
RGC Resources, Inc.(x)	577	16,485
Rubis SCA	81,502	5,194,926
South Jersey Industries, Inc.	12,633	436,217
Southwest Gas Holdings, Inc.	6,772	525,643
Spire, Inc.	7,475	558,009
WGL Holdings, Inc.	8,103	682,272

		9,015,160

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.*	4,829	11,831
Dynegy, Inc.*	17,442	170,757
NRG Yield, Inc., Class A	5,496	104,259
NRG Yield, Inc., Class C	10,094	194,815
Ormat Technologies, Inc.	3,263	199,206
Pattern Energy Group, Inc.	8,821	212,586
TerraForm Global, Inc., Class A*	14,155	67,236
TerraForm Power, Inc., Class A*	12,816	169,428

		1,130,118

Multi-Utilities (0.5%)
Avista Corp.	10,187	527,381
Black Hills Corp.	8,462	582,778
NorthWestern Corp.	7,699	438,381
Unitil Corp.	2,210	109,307

		1,657,847

Water Utilities (0.2%)
American States Water Co.	1,794	88,355
AquaVenture Holdings Ltd.*	1,793	24,206
Artesian Resources Corp., Class A	1,194	45,133
Cadiz, Inc.(x)*	3,269	41,516
California Water Service Group	2,907	110,902
Connecticut Water Service, Inc.	1,741	103,241
Consolidated Water Co. Ltd.	2,191	28,045
Middlesex Water Co.	372	14,608
SJW Group	2,587	146,424
York Water Co. (The)	225	7,628

		610,058

Total Utilities		15,719,223

Total Common Stocks (90.2%) (Cost $229,290,105)		294,001,016

MASTER LIMITED PARTNERSHIPS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Atlas Energy Group LLC*	150,000	16,125

Total Energy		16,125

Industrials (2.4%)
Industrial Conglomerates (2.4%)
Icahn Enterprises LP	144,630	7,934,402

Total Industrials		7,934,402

Total Master Limited Partnerships (2.4%) (Cost $7,270,055)		7,950,527

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)*† (Cost $—)	4,688	—

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (6.3%)
JPMorgan Prime Money Market Fund, IM Shares	20,459,469	$20,465,607

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.7%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $1,400,187, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $1,428,762.(xx)	$1,400,000	1,400,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,500,131, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $1,530,000.(xx)	1,500,000	1,500,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $500,052, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $510,005.(xx)	500,000	500,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $700,073, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $714,003.(xx)	700,000	700,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,400,140, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $1,428,007.(xx)	1,400,000	1,400,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,900,190, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $1,938,007.(xx)	1,900,000	1,900,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $785,432, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $801,070.(xx)	785,363	785,363
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $900,078, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $918,700.(xx)	900,000	900,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $400,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $408,311.(xx)	400,000	400,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $4,000,393, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $4,080,402.(xx)	4,000,000	4,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $2,000,408, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $2,040,005.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		15,485,363

Total Short-Term Investments (11.0%) (Cost $35,948,785)		35,950,970

Total Investments (103.6%) (Cost $272,508,945)		337,902,513
Other Assets Less Liabilities (-3.6%)		(11,589,172)

Net Assets (100%)		$326,313,341

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

*	Non-income producing.

†	Securities (totaling $125,672 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $15,068,937. This was secured by cash collateral of $15,485,363 which was subsequently invested in joint repurchase agreements with a total value of $15,485,363, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $67,455 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.250%, maturing 10/26/17-11/15/46.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investment in companies which were affiliates for nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A	936	7,792	9,944	—	—	(1,075)	16,661	—	—
PennyMac Mortgage Investment Trust (REIT)	10,526	100,201	106,340	(15,582)	7	(7,919)	183,047	7,991	—

Total		107,993	116,284	(15,582)	7	(8,994)	199,708	7,991	—

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	21	12/2017	USD	1,567,545	94,534

					94,534

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(c)		Total
Assets:
Common Stocks
Consumer Discretionary	$38,248,231	$99,204	$—		$38,347,435
Consumer Staples	11,537,016	—	—		11,537,016
Energy	16,631,571	246,000	—		16,877,571
Financials	93,553,099	4,238,947	34,650		97,826,696
Health Care	9,879,077	—	—		9,879,077
Industrials	33,500,989	8,757,405	—		42,258,394
Information Technology	18,395,016	—	—		18,395,016
Materials	8,043,511	—	—		8,043,511
Real Estate	30,620,456	3,519,672	91,022		34,231,150
Telecommunication Services	885,927	—	—		885,927
Utilities	10,524,297	5,194,926	—		15,719,223
Futures	94,534	—	—		94,534
Master Limited Partnerships
Energy	16,125	—	—		16,125
Industrials	7,934,402	—	—		7,934,402
Rights
Information Technology	—	—	—	(d)	—	(d)
Short-Term Investments
Investment Companies	20,465,607	—	—		20,465,607
Repurchase Agreements	—	15,485,363	—		15,485,363

Total Assets	$300,329,858	$37,541,517	$125,672		$337,997,047

Total Liabilities	$—	$—	$—		$—

Total	$300,329,858	$37,541,517	$125,672		$337,997,047

(a)	Securities with a market value of $4,201,991 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A Security with a market value of $3,516,001 transferred from Level 1 to Level 2 at the end of the period due to inactive trading.

(c)	Securities with a market value of $125,672 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(d)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,650,342
Aggregate gross unrealized depreciation	(20,149,940)

Net unrealized appreciation	$66,500,402

Federal income tax cost of investment securities and derivative instruments, if applicable	$271,496,645

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.0%)
Auto Components (0.7%)
Bridgestone Corp.	600	$27,226
Continental AG	120	30,458
Magna International, Inc.	700	37,358
Sumitomo Electric Industries Ltd.	600	9,800
Valeo SA	270	20,034

		124,876

Automobiles (0.5%)
Bayerische Motoren Werke AG	400	40,577
Daimler AG (Registered)	400	31,897
Suzuki Motor Corp.	400	20,980

		93,454

Distributors (0.2%)
Genuine Parts Co.	300	28,695

Hotels, Restaurants & Leisure (1.2%)
Compass Group plc	2,171	46,053
Domino’s Pizza, Inc.	100	19,855
Marriott International, Inc., Class A	400	44,104
Restaurant Brands International, Inc.	400	25,556
Sodexo SA	200	24,938
Whitbread plc	300	15,139
Yum Brands, Inc.	500	36,805

		212,450

Household Durables (0.7%)
DR Horton, Inc.	700	27,951
Mohawk Industries, Inc.*	100	24,751
Sekisui Chemical Co. Ltd.	1,000	19,676
Sekisui House Ltd.	1,000	16,854
Taylor Wimpey plc	6,000	15,718
Techtronic Industries Co. Ltd.	1,500	8,007

		112,957

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	300	10,291
Hasbro, Inc.	100	9,767

		20,058

Media (1.4%)
CBS Corp. (Non-Voting), Class B	500	29,000
Comcast Corp., Class A	2,900	111,592
Omnicom Group, Inc.	300	22,221
Walt Disney Co. (The)	800	78,856

		241,669

Multiline Retail (0.1%)
Dollarama, Inc.	200	21,884

Specialty Retail (2.9%)
Hennes & Mauritz AB, Class B	1,500	38,859
Home Depot, Inc. (The)	900	147,204
Industria de Diseno Textil SA	1,500	56,527
Lowe’s Cos., Inc.	800	63,952
Nitori Holdings Co. Ltd.	100	14,299
Ross Stores, Inc.	700	45,199
TJX Cos., Inc. (The)	1,300	95,849
Ulta Beauty, Inc.*	100	22,606
USS Co. Ltd.	600	12,104

		496,599

Textiles, Apparel & Luxury Goods (1.2%)
adidas AG	200	45,243
LVMH Moet Hennessy Louis Vuitton SE	200	55,183
NIKE, Inc., Class B	1,400	72,590
VF Corp.	600	38,142

		211,158

Total Consumer Discretionary		1,563,800

Consumer Staples (14.6%)
Beverages (3.5%)
Brown-Forman Corp., Class B	400	21,720
Coca-Cola Co. (The)	3,700	166,538
Constellation Brands, Inc., Class A	200	39,890
Diageo plc	2,400	78,888
Dr Pepper Snapple Group, Inc.	400	35,388
Heineken NV	400	39,546
Kirin Holdings Co. Ltd.	1,000	23,533
Monster Beverage Corp.*	500	27,625
PepsiCo, Inc.	1,400	156,002
Pernod Ricard SA	200	27,668
Suntory Beverage & Food Ltd.	100	4,452

		621,250

Food & Staples Retailing (2.8%)
Alimentation Couche-Tard, Inc., Class B	700	31,921
Costco Wholesale Corp.	700	115,004
CVS Health Corp.	1,000	81,320
George Weston Ltd.	300	26,123
Seven & i Holdings Co. Ltd.	900	34,752
Sysco Corp.	1,100	59,345
Walgreens Boots Alliance, Inc.	400	30,888
Wal-Mart Stores, Inc.	800	62,512
Wesfarmers Ltd.	500	16,210
Woolworths Ltd.	1,100	21,752

		479,827

Food Products (2.5%)
Danone SA	800	62,754
Hershey Co. (The)	300	32,751
Kellogg Co.	400	24,948
Kraft Heinz Co. (The)	700	54,285
McCormick & Co., Inc. (Non-Voting)	200	20,528
MEIJI Holdings Co. Ltd.	100	7,927
Mondelez International, Inc., Class A	1,900	77,254
Nestle SA (Registered)	1,500	125,627
Tyson Foods, Inc., Class A	200	14,090
Yakult Honsha Co. Ltd.	100	7,207

		427,371

Household Products (2.7%)
Church & Dwight Co., Inc.	600	29,070
Clorox Co. (The)	300	39,573
Colgate-Palmolive Co.	900	65,565
Essity AB, Class B*	600	16,324
Henkel AG & Co. KGaA (Preference)(q)	490	66,687
Kimberly-Clark Corp.	600	70,608
Procter & Gamble Co. (The)	2,000	181,960

		469,787

Personal Products (1.9%)
Beiersdorf AG	200	21,518
Estee Lauder Cos., Inc. (The), Class A	300	32,352
Kao Corp.	500	29,416
L’Oreal SA	300	63,787
Unilever NV (CVA)	1,800	106,456
Unilever plc	1,400	81,024

		334,553

Tobacco (1.2%)
Altria Group, Inc.	1,700	107,814
British American Tobacco plc	1,000	62,605

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Tobacco, Inc.	900	$29,497

		199,916

Total Consumer Staples		2,532,704

Energy (2.1%)
Oil, Gas & Consumable Fuels (2.1%)
Caltex Australia Ltd.	600	15,108
Exxon Mobil Corp.	1,700	139,366
Snam SpA	3,000	14,452
Suncor Energy, Inc.	800	28,038
TOTAL SA	1,400	75,196
TransCanada Corp.	1,900	93,907

Total Energy		366,067

Financials (16.4%)
Banks (6.9%)
Bank Hapoalim BM	2,000	13,992
Bank of America Corp.	1,900	48,146
Bank of Montreal	1,400	105,952
Bank of Nova Scotia (The)	1,000	64,276
BB&T Corp.	800	37,552
Canadian Imperial Bank of Commerce	800	69,995
Commonwealth Bank of Australia	500	29,513
Danske Bank A/S	500	19,996
DBS Group Holdings Ltd.	1,000	15,349
Hang Seng Bank Ltd.	1,100	26,811
M&T Bank Corp.	200	32,208
National Bank of Canada	300	14,438
Oversea-Chinese Banking Corp. Ltd.	2,000	16,455
PNC Financial Services Group, Inc. (The)	600	80,862
Royal Bank of Canada	1,300	100,583
Skandinaviska Enskilda Banken AB, Class A	3,000	39,522
Svenska Handelsbanken AB, Class A	2,000	30,178
Swedbank AB, Class A	1,800	49,769
Toronto-Dominion Bank (The)	2,700	152,013
US Bancorp	2,500	133,975
Wells Fargo & Co.	2,000	110,300

		1,191,885

Capital Markets (2.7%)
Ameriprise Financial, Inc.	200	29,702
ASX Ltd.	400	16,450
Bank of New York Mellon Corp. (The)	800	42,416
BlackRock, Inc.	100	44,710
CME Group, Inc.	600	81,409
Intercontinental Exchange, Inc.	200	13,740
Julius Baer Group Ltd.*	400	23,669
Macquarie Group Ltd.	300	21,395
MSCI, Inc.	200	23,380
Northern Trust Corp.	400	36,772
S&P Global, Inc.	200	31,262
Singapore Exchange Ltd.	2,000	10,896
St James’s Place plc	1,000	15,356
T. Rowe Price Group, Inc.	300	27,195
Thomson Reuters Corp.	900	41,294

		459,646

Consumer Finance (0.4%)
American Express Co.	700	63,322

Insurance (6.4%)
Aflac, Inc.	300	24,417
AIA Group Ltd.	5,000	36,868
Allianz SE (Registered)	350	78,576
Allstate Corp. (The)	600	55,146
Aon plc	500	73,050
Arch Capital Group Ltd.*	200	19,700
Assicurazioni Generali SpA	1,000	18,627
Baloise Holding AG (Registered)	100	15,821
Cincinnati Financial Corp.	300	22,971
Everest Re Group Ltd.	100	22,839
Hannover Rueck SE	180	21,689
Intact Financial Corp.	300	24,781
Legal & General Group plc	8,000	27,861
Lincoln National Corp.	400	29,392
Loews Corp.	500	23,930
Marsh & McLennan Cos., Inc.	1,100	92,192
Medibank Pvt Ltd.	2,100	4,810
MS&AD Insurance Group Holdings, Inc.	600	19,318
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	240	51,313
Power Corp. of Canada	1,000	25,414
Principal Financial Group, Inc.	400	25,736
Progressive Corp. (The)	1,100	53,262
Prudential Financial, Inc.	500	53,160
Reinsurance Group of America, Inc.	200	27,906
Sampo OYJ, Class A	900	47,569
SCOR SE	400	16,771
Sompo Holdings, Inc.	400	15,563
Sun Life Financial, Inc.	1,100	43,806
Suncorp Group Ltd.	2,800	28,662
Swiss Re AG	500	45,283
Tokio Marine Holdings, Inc.	500	19,560
Zurich Insurance Group AG	130	39,657

		1,105,650

Total Financials		2,820,503

Health Care (11.8%)
Biotechnology (1.2%)
AbbVie, Inc.	600	53,316
Amgen, Inc.	500	93,225
CSL Ltd.	300	31,523
Gilead Sciences, Inc.	400	32,408

		210,472

Health Care Equipment & Supplies (2.6%)
Baxter International, Inc.	700	43,925
Becton Dickinson and Co.	300	58,785
Cochlear Ltd.	100	12,488
Coloplast A/S, Class B	200	16,232
CR Bard, Inc.	100	32,050
Danaher Corp.	600	51,468
Hoya Corp.	500	26,994
IDEXX Laboratories, Inc.*	100	15,549
Medtronic plc	400	31,108
Olympus Corp.	800	27,087
Stryker Corp.	700	99,414
Sysmex Corp.	200	12,762
Teleflex, Inc.	100	24,197

		452,059

Health Care Providers & Services (2.4%)
Aetna, Inc.	300	47,703
Cigna Corp.	200	37,388
Fresenius Medical Care AG & Co. KGaA	200	19,565
Fresenius SE & Co. KGaA	500	40,332
HCA Healthcare, Inc.*	400	31,836
Henry Schein, Inc.*	200	16,398
Humana, Inc.	100	24,363

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Laboratory Corp. of America Holdings*	200	$30,194
Quest Diagnostics, Inc.	100	9,364
UnitedHealth Group, Inc.	800	156,681

		413,824

Health Care Technology (0.1%)
Cerner Corp.*	200	14,264

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.	300	56,760

Pharmaceuticals (5.2%)
Astellas Pharma, Inc.	1,900	24,171
Bayer AG (Registered)	600	81,764
Eli Lilly & Co.	1,100	94,094
Johnson & Johnson	1,500	195,015
Merck & Co., Inc.	2,200	140,866
Mitsubishi Tanabe Pharma Corp.	800	18,343
Novartis AG (Registered)	200	17,122
Novo Nordisk A/S, Class B	1,200	57,367
Pfizer, Inc.	3,300	117,810
Roche Holding AG	300	76,584
Sanofi	200	19,858
Takeda Pharmaceutical Co. Ltd.	500	27,612
Zoetis, Inc.	500	31,880

		902,486

Total Health Care		2,049,865

Industrials (17.4%)
Aerospace & Defense (4.2%)
Boeing Co. (The)	400	101,684
General Dynamics Corp.	500	102,790
Lockheed Martin Corp.	400	124,117
Northrop Grumman Corp.	400	115,088
Raytheon Co.	600	111,948
Rockwell Collins, Inc.	200	26,142
Safran SA	400	40,865
Thales SA	100	11,320
United Technologies Corp.	600	69,648

		703,602

Air Freight & Logistics (1.1%)
Deutsche Post AG (Registered)	1,500	66,774
United Parcel Service, Inc., Class B	1,100	132,099

		198,873

Building Products (0.7%)
Assa Abloy AB, Class B	1,600	36,538
Daikin Industries Ltd.	200	20,253
Geberit AG (Registered)	90	42,577
Masco Corp.	700	27,307

		126,675

Commercial Services & Supplies (1.0%)
Cintas Corp.	200	28,856
Dai Nippon Printing Co. Ltd.	500	11,966
Republic Services, Inc.	500	33,030
Waste Connections, Inc.	300	20,988
Waste Management, Inc.	1,000	78,270

		173,110

Construction & Engineering (0.6%)
Kajima Corp.	1,000	9,936
Obayashi Corp.	1,000	11,988
Skanska AB, Class B	800	18,534
Taisei Corp.	200	10,487
Vinci SA	600	57,015

		107,960

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	1,200	29,667
Legrand SA	300	21,657
Mitsubishi Electric Corp.	2,000	31,246
Nidec Corp.	200	24,563
Rockwell Automation, Inc.	200	35,643

		142,776

Industrial Conglomerates (2.1%)
3M Co.	500	104,950
Honeywell International, Inc.	1,000	141,740
Roper Technologies, Inc.	200	48,680
Siemens AG (Registered)	490	69,032

		364,402

Machinery (2.8%)
Atlas Copco AB, Class A	1,000	42,346
Cummins, Inc.	200	33,606
FANUC Corp.	100	20,253
Fortive Corp.	800	56,632
Illinois Tool Works, Inc.	600	88,777
Kone OYJ, Class B	600	31,769
Sandvik AB	2,000	34,500
Schindler Holding AG	120	26,507
SMC Corp.	100	35,272
Stanley Black & Decker, Inc.	300	45,291
Volvo AB, Class B	2,800	53,972

		468,925

Professional Services (0.8%)
Adecco Group AG (Registered)*	200	15,573
Experian plc	1,000	20,087
Intertek Group plc	200	13,352
SGS SA (Registered)	12	28,786
Verisk Analytics, Inc.*	300	24,957
Wolters Kluwer NV	600	27,724

		130,479

Road & Rail (2.0%)
Canadian National Railway Co.	1,200	99,424
Canadian Pacific Railway Ltd.	200	33,593
DSV A/S	400	30,259
East Japan Railway Co.	400	36,916
Hankyu Hanshin Holdings, Inc.	400	15,179
Kintetsu Group Holdings Co. Ltd.	400	14,877
Tobu Railway Co. Ltd.	600	16,476
Union Pacific Corp.	700	81,179
West Japan Railway Co.	300	20,854

		348,757

Trading Companies & Distributors (1.1%)
Bunzl plc	600	18,227
Fastenal Co.(x)	300	13,674
Ferguson plc	600	39,364
ITOCHU Corp.	2,500	40,947
Marubeni Corp.	3,000	20,489
Mitsubishi Corp.	1,100	25,568
Mitsui & Co. Ltd.	1,700	25,124
Sumitomo Corp.	1,000	14,383

		197,776

Transportation Infrastructure (0.2%)
Aena SME SA(m)	140	25,275
Atlantia SpA	500	15,784

		41,059

Total Industrials		3,004,394

Information Technology (12.6%)
Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	800	67,712
CDW Corp.	400	26,400
Hirose Electric Co. Ltd.	100	14,077

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Keyence Corp.	100	$53,099
Kyocera Corp.	500	31,024

		192,312

Internet Software & Services (0.9%)
Alphabet, Inc., Class A*	120	116,846
Facebook, Inc., Class A*	200	34,174

		151,020

IT Services (5.4%)
Accenture plc, Class A	600	81,042
Amadeus IT Group SA	600	38,996
Atos SE	100	15,512
Automatic Data Processing, Inc.	900	98,388
Broadridge Financial Solutions, Inc.	300	24,246
CGI Group, Inc., Class A*	500	25,927
Cognizant Technology Solutions Corp., Class A	700	50,778
Fidelity National Information Services, Inc.	300	28,017
Fiserv, Inc.*	600	77,376
International Business Machines Corp.	400	58,032
Jack Henry & Associates, Inc.	300	30,837
Mastercard, Inc., Class A	900	127,080
Nomura Research Institute Ltd.	200	7,803
Paychex, Inc.	700	41,972
PayPal Holdings, Inc.*	900	57,627
Visa, Inc., Class A	1,600	168,384

		932,017

Semiconductors & Semiconductor Equipment (1.7%)
Infineon Technologies AG	1,100	27,653
Intel Corp.	2,500	95,200
KLA-Tencor Corp.	300	31,800
Texas Instruments, Inc.	1,300	116,532
Xilinx, Inc.	400	28,332

		299,517

Software (2.4%)
Adobe Systems, Inc.*	500	74,590
ANSYS, Inc.*	200	24,546
Check Point Software Technologies Ltd.(x)*	100	11,402
Electronic Arts, Inc.*	400	47,224
Intuit, Inc.	500	71,070
Oracle Corp.	1,300	62,855
Sage Group plc (The)	1,600	14,976
SAP SE	900	98,595
Synopsys, Inc.*	200	16,106

		421,364

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	900	138,709
Canon, Inc.	800	27,336
FUJIFILM Holdings Corp.	600	23,285

		189,330

Total Information Technology		2,185,560

Materials (4.3%)
Chemicals (3.9%)
Air Products & Chemicals, Inc.	200	30,244
Akzo Nobel NV	300	27,699
Asahi Kasei Corp.	1,000	12,308
BASF SE	200	21,284
Celanese Corp.	200	20,854
Chr Hansen Holding A/S	200	17,153
DowDuPont, Inc.	800	55,384
Ecolab, Inc.	500	64,305
Givaudan SA (Registered)	20	43,517
International Flavors & Fragrances, Inc.	100	14,291
Kuraray Co. Ltd.	400	7,479
LyondellBasell Industries NV, Class A	500	49,525
Mitsubishi Chemical Holdings Corp.	2,500	23,817
Nissan Chemical Industries Ltd.	400	14,077
Nitto Denko Corp.	100	8,338
Novozymes A/S, Class B	400	20,527
PPG Industries, Inc.	400	43,464
Praxair, Inc.	600	83,843
Sherwin-Williams Co. (The)	100	35,804
Shin-Etsu Chemical Co. Ltd.	300	26,821
Sika AG	4	29,762
Sumitomo Chemical Co. Ltd.	2,000	12,495
Toray Industries, Inc.	3,000	29,100

		692,091

Construction Materials (0.1%)
Vulcan Materials Co.	100	11,960

Containers & Packaging (0.2%)
Amcor Ltd.	2,200	26,248

Metals & Mining (0.1%)
Norsk Hydro ASA	3,000	21,809

Total Materials		752,108

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
AvalonBay Communities, Inc. (REIT)	100	17,842
Dexus (REIT)	1,500	11,178
Goodman Group (REIT)	2,100	13,573
GPT Group (The) (REIT)	3,500	13,617
Link REIT (REIT)	2,000	16,207
Mirvac Group (REIT)	4,700	8,443
Prologis, Inc. (REIT)	200	12,692
Public Storage (REIT)	200	42,798
Scentre Group (REIT)	4,200	12,947
Simon Property Group, Inc. (REIT)	400	64,404
Stockland (REIT)	5,600	18,888
Unibail-Rodamco SE (REIT)	160	38,908
Vornado Realty Trust (REIT)	100	7,688

		279,185

Real Estate Management & Development (0.9%)
CBRE Group, Inc., Class A*	700	26,516
Daito Trust Construction Co. Ltd.	200	36,436
Daiwa House Industry Co. Ltd.	1,000	34,526
Mitsui Fudosan Co. Ltd.	1,000	21,684
Sumitomo Realty & Development Co. Ltd.	1,000	30,260

		149,422

Total Real Estate		428,607

Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	3,600	141,011
Nippon Telegraph & Telephone Corp.	1,100	50,413
Singapore Telecommunications Ltd.	10,000	27,130
Swisscom AG (Registered)	60	30,745
Telefonica SA	2,000	21,728
Telenor ASA	1,000	21,144
Telia Co. AB	4,000	18,839
Telstra Corp. Ltd.	6,200	16,973

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Verizon Communications, Inc.	1,900	$94,031

		422,014

Wireless Telecommunication Services (0.2%)
KDDI Corp.	1,300	34,278

Total Telecommunication Services		456,292

Utilities (5.8%)
Electric Utilities (3.5%)
American Electric Power Co., Inc.	600	42,144
CLP Holdings Ltd.	2,500	25,619
Duke Energy Corp.	600	50,352
Enel SpA	7,000	42,152
Eversource Energy	400	24,176
Fortis, Inc.	600	21,533
Iberdrola SA	6,000	46,605
NextEra Energy, Inc.	500	73,275
PG&E Corp.	400	27,236
PPL Corp.	1,400	53,130
Red Electrica Corp. SA	800	16,811
Southern Co. (The)	1,700	83,539
SSE plc	1,800	33,696
Terna Rete Elettrica Nazionale SpA	3,000	17,523
Xcel Energy, Inc.	1,000	47,320

		605,111

Gas Utilities (0.4%)
Hong Kong & China Gas Co. Ltd.	17,600	33,075
Osaka Gas Co. Ltd.	800	14,873
UGI Corp.	300	14,058

		62,006

Multi-Utilities (1.7%)
AGL Energy Ltd.	900	16,498
Ameren Corp.	400	23,136
CenterPoint Energy, Inc.	600	17,526
CMS Energy Corp.	500	23,160
Consolidated Edison, Inc.	300	24,204
Dominion Energy, Inc.	1,100	84,623
DTE Energy Co.	400	42,944
Sempra Energy	500	57,065

		289,156

Water Utilities (0.2%)
American Water Works Co., Inc.	400	32,364
Severn Trent plc	300	8,736

		41,100

Total Utilities		997,373

Total Common Stocks (99.1%) (Cost $14,146,290)		17,157,273

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $5,034, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $5,136.(xx)	$5,033	5,033
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $3,475, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $3,545.(xx)	3,475	3,475
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $4,910, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $5,007.(xx)	4,909	4,909
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $8,501, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $8,670.(xx)	8,500	8,500

Total Repurchase Agreements		21,917

Total Short-Term Investments (0.1%) (Cost $21,917)		21,917

Total Investments (99.2%) (Cost $14,168,207)		17,179,190
Other Assets Less Liabilities (0.8%)		146,628

Net Assets (100%)		$17,325,818

*	Non-income producing.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $25,275 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $21,542. This was secured by cash collateral of $21,917 which was subsequently invested in joint repurchase agreements with a total value of $21,917, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

CVA — Dutch Certification

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.9%
Canada	6.4
Denmark	0.9
Finland	0.5
France	3.2
Germany	4.7
Hong Kong	0.8
Israel	0.2
Italy	0.6
Japan	8.0
Netherlands	0.6
Norway	0.3
Singapore	0.4
Spain	1.2
Sweden	2.2
Switzerland	3.6
United Kingdom	3.2
United States	60.5
Cash and Other	0.8

100.0%

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$1,003,937	$559,863	$—	$1,563,800
Consumer Staples	1,605,074	927,630	—	2,532,704
Energy	261,311	104,756	—	366,067
Financials	2,003,204	817,299	—	2,820,503
Health Care	1,540,061	509,804	—	2,049,865
Industrials	1,780,113	1,224,281	—	3,004,394
Information Technology	1,833,204	352,356	—	2,185,560
Materials	409,674	342,434	—	752,108
Real Estate	171,940	256,667	—	428,607
Telecommunication Services	235,042	221,250	—	456,292
Utilities	741,786	255,587	—	997,373
Short-Term Investments
Repurchase Agreements	—	21,917	—	21,917

Total Assets	$11,585,346	$5,593,844	$—	$17,179,190

Total Liabilities	$—	$—	$—	$—

Total	$11,585,346	$5,593,844	$—	$17,179,190

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,170,132
Aggregate gross unrealized depreciation	(162,296)

Net unrealized appreciation	$3,007,836

Federal income tax cost of investment securities and derivative instruments, if applicable	$14,171,354

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.2%)
Auto Components (0.2%)
Autoliv, Inc.(x)	1,283	$158,579
BorgWarner, Inc.	3,080	157,788

		316,367

Automobiles (0.5%)
Harley-Davidson, Inc.(x)	2,496	120,332
Tesla, Inc.(x)*	1,888	643,997

		764,329

Distributors (0.2%)
LKQ Corp.*	4,477	161,127
Pool Corp.	596	64,470
Weyco Group, Inc.	92	2,611

		228,208

Hotels, Restaurants & Leisure (3.2%)
Aramark	3,510	142,541
Choice Hotels International, Inc.	530	33,867
Darden Restaurants, Inc.	1,805	142,198
Domino’s Pizza, Inc.	694	137,794
Hilton Worldwide Holdings, Inc.	2,856	198,349
Jack in the Box, Inc.	419	42,705
Marriott International, Inc., Class A	4,650	512,709
McDonald’s Corp.	11,728	1,837,543
Royal Caribbean Cruises Ltd.	2,467	292,438
Starbucks Corp.	20,802	1,117,275
Vail Resorts, Inc.	581	132,538

		4,589,957

Household Durables (0.5%)
CSS Industries, Inc.	125	3,602
Ethan Allen Interiors, Inc.	363	11,761
Garmin Ltd.	1,753	94,609
La-Z-Boy, Inc.	715	19,234
Meritage Homes Corp.*	553	24,553
Mohawk Industries, Inc.*	914	226,224
Newell Brands, Inc.	6,886	293,826
Tupperware Brands Corp.	735	45,438

		719,247

Internet & Direct Marketing Retail (1.7%)
HSN, Inc.	494	19,291
Netflix, Inc.*	6,198	1,124,007
Nutrisystem, Inc.	429	23,981
Priceline Group, Inc. (The)*	707	1,294,390
Shutterfly, Inc.*	439	21,283

		2,482,952

Leisure Products (0.2%)
Callaway Golf Co.	1,367	19,726
Hasbro, Inc.	1,626	158,811
Mattel, Inc.(x)	4,963	76,827

		255,364

Media (3.7%)
Charter Communications, Inc., Class A*	3,105	1,128,419
Discovery Communications, Inc., Class A*	2,246	47,817
Discovery Communications, Inc., Class C*	3,037	61,530
John Wiley & Sons, Inc., Class A	669	35,791
Liberty Global plc, Class A*	2,992	101,459
Liberty Global plc, Class C*	8,357	273,274
Liberty Global plc LiLAC, Class A(x)*	693	16,466
Liberty Global plc LiLAC, Class C*	1,754	40,868
New York Times Co. (The), Class A	1,863	36,515
Scholastic Corp.	430	15,996
Scripps Networks Interactive, Inc., Class A	1,250	107,362
Time Warner, Inc.	11,160	1,143,342
Walt Disney Co. (The)	22,510	2,218,811

		5,227,650

Multiline Retail (0.1%)
Kohl’s Corp.(x)	2,468	112,664
Nordstrom, Inc.(x)	1,779	83,880

		196,544

Specialty Retail (1.6%)
AutoNation, Inc.(x)*	954	45,277
Best Buy Co., Inc.	3,991	227,327
Buckle, Inc. (The)(x)	424	7,145
Caleres, Inc.	631	19,258
CarMax, Inc.*	2,677	202,943
Foot Locker, Inc.	1,924	67,763
GameStop Corp., Class A(x)	1,512	31,238
Gap, Inc. (The)	3,471	102,499
Lowe’s Cos., Inc.	12,246	978,945
Office Depot, Inc.	7,765	35,253
Pier 1 Imports, Inc.	1,200	5,028
Signet Jewelers Ltd.(x)	889	59,163
Tiffany & Co.	1,804	165,571
Tractor Supply Co.	1,846	116,833
Ulta Beauty, Inc.*	844	190,795

		2,255,038

Textiles, Apparel & Luxury Goods (1.3%)
Columbia Sportswear Co.	406	25,002
Deckers Outdoor Corp.*	464	31,742
Hanesbrands, Inc.(x)	5,241	129,138
Michael Kors Holdings Ltd.*	2,238	107,088
NIKE, Inc., Class B	18,965	983,335
PVH Corp.	1,123	141,566
Under Armour, Inc., Class A(x)*	2,666	43,936
Under Armour, Inc., Class C(x)*	2,711	40,719
VF Corp.	4,907	311,938
Wolverine World Wide, Inc.	1,445	41,688

		1,856,152

Total Consumer Discretionary		18,891,808

Consumer Staples (8.5%)
Beverages (2.0%)
Coca-Cola Co. (The)	58,456	2,631,105
Dr Pepper Snapple Group, Inc.	2,632	232,853

		2,863,958

Food & Staples Retailing (0.3%)
Sysco Corp.	7,342	396,101
United Natural Foods, Inc.*	732	30,444

		426,545

Food Products (2.5%)
Archer-Daniels-Midland Co.	8,204	348,752
Bunge Ltd.	2,021	140,379
Campbell Soup Co.	2,615	122,434
Darling Ingredients, Inc.*	2,392	41,908
General Mills, Inc.	8,309	430,074
Hain Celestial Group, Inc. (The)*	1,504	61,890
Hormel Foods Corp.	4,215	135,470
Ingredion, Inc.	1,015	122,450
JM Smucker Co. (The)	1,681	176,387
Kellogg Co.	3,790	236,382
Kraft Heinz Co. (The)	8,758	679,183
McCormick & Co., Inc. (Non-Voting)	1,622	166,482
Mondelez International, Inc., Class A	21,796	886,225

		3,548,016

Household Products (3.5%)
Clorox Co. (The)	1,847	243,638
Colgate-Palmolive Co.	12,065	878,935
Kimberly-Clark Corp.	5,112	601,580
Procter & Gamble Co. (The)	36,833	3,351,066

		5,075,219

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Products (0.2%)
Avon Products, Inc.*	6,352	$14,800
Estee Lauder Cos., Inc. (The), Class A	3,231	348,431

		363,231

Total Consumer Staples		12,276,969

Energy (4.7%)
Energy Equipment & Services (1.4%)
Baker Hughes a GE Co.	5,819	213,092
Core Laboratories NV(x)	641	63,267
National Oilwell Varco, Inc.	5,488	196,086
Schlumberger Ltd.	19,932	1,390,456
TechnipFMC plc*	6,424	179,358

		2,042,259

Oil, Gas & Consumable Fuels (3.3%)
Apache Corp.	5,482	251,076
Clean Energy Fuels Corp.*	1,621	4,020
ConocoPhillips	17,753	888,538
Denbury Resources, Inc.(x)*	5,790	7,759
Devon Energy Corp.	7,195	264,128
Energen Corp.*	1,411	77,153
EQT Corp.	2,512	163,883
Hess Corp.	4,141	194,171
Marathon Oil Corp.	12,277	166,476
Marathon Petroleum Corp.	7,495	420,320
Newfield Exploration Co.*	2,854	84,678
Noble Energy, Inc.	6,614	187,573
Occidental Petroleum Corp.	11,025	707,915
ONEOK, Inc.	5,488	304,090
Phillips 66	6,290	576,227
Pioneer Natural Resources Co.	2,455	362,211
QEP Resources, Inc.*	3,483	29,849
Southwestern Energy Co.*	7,173	43,827

		4,733,894

Total Energy		6,776,153

Financials (10.8%)
Banks (2.0%)
Bank of Hawaii Corp.	623	51,933
Cathay General Bancorp	1,089	43,778
CIT Group, Inc.	2,105	103,250
Citizens Financial Group, Inc.	7,178	271,831
Comerica, Inc.	2,557	194,997
Heartland Financial USA, Inc.	320	15,808
International Bancshares Corp.	815	32,682
KeyCorp	15,744	296,302
M&T Bank Corp.	1,970	317,249
Old National Bancorp	1,966	35,978
People’s United Financial, Inc.	4,996	90,627
PNC Financial Services Group, Inc. (The)‡	6,955	937,325
Regions Financial Corp.	17,241	262,580
Signature Bank*	794	101,664
SVB Financial Group*	761	142,375
Umpqua Holdings Corp.	3,201	62,452

		2,960,831

Capital Markets (4.3%)
Ameriprise Financial, Inc.	2,202	327,019
Bank of New York Mellon Corp. (The)	14,923	791,218
BlackRock, Inc.‡	1,742	778,831
Charles Schwab Corp. (The)	17,279	755,784
CME Group, Inc.	4,890	663,475
FactSet Research Systems, Inc.	575	103,563
Franklin Resources, Inc.	4,830	214,983
Invesco Ltd.	5,833	204,388
Legg Mason, Inc.	1,275	50,120
Moody’s Corp.	2,466	343,292
Northern Trust Corp.	3,149	289,488
S&P Global, Inc.	3,703	578,816
State Street Corp.	5,430	518,782
T. Rowe Price Group, Inc.	3,491	316,459
TD Ameritrade Holding Corp.	3,825	186,660

		6,122,878

Consumer Finance (0.8%)
Ally Financial, Inc.	6,611	160,383
American Express Co.	10,927	988,457

		1,148,840

Diversified Financial Services (0.1%)
Voya Financial, Inc.	2,671	106,546

Insurance (3.6%)
Aflac, Inc.	5,728	466,202
Allstate Corp. (The)	5,248	482,344
Chubb Ltd.	6,722	958,221
Hartford Financial Services Group, Inc. (The)	5,308	294,222
Loews Corp.	4,131	197,710
Marsh & McLennan Cos., Inc.	7,405	620,613
Principal Financial Group, Inc.	4,128	265,595
Progressive Corp. (The)	8,380	405,760
Prudential Financial, Inc.	6,146	653,443
Travelers Cos., Inc. (The)	4,021	492,653
Willis Towers Watson plc	1,841	283,937

		5,120,700

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	7,080	91,261

Total Financials		15,551,056

Health Care (12.7%)
Biotechnology (4.9%)
Amgen, Inc.	10,580	1,972,641
Biogen, Inc.*	3,072	961,905
BioMarin Pharmaceutical, Inc.*	2,505	233,140
Celgene Corp.*	11,233	1,637,996
Gilead Sciences, Inc.	18,793	1,522,609
TESARO, Inc.(x)*	543	70,101
Vertex Pharmaceuticals, Inc.*	3,581	544,455

		6,942,847

Health Care Equipment & Supplies (1.5%)
Align Technology, Inc.*	1,101	205,083
Becton Dickinson and Co.	3,266	639,973
Cooper Cos., Inc. (The)	709	168,111
DENTSPLY SIRONA, Inc.	3,310	197,971
Edwards Lifesciences Corp.*	3,029	331,100
Hologic, Inc.*	4,060	148,961
IDEXX Laboratories, Inc.*	1,261	196,073
ResMed, Inc.	2,053	157,999
Varian Medical Systems, Inc.*	1,321	132,179

		2,177,450

Health Care Providers & Services (2.2%)
AmerisourceBergen Corp.	2,362	195,456
Cardinal Health, Inc.	4,559	305,088
Centene Corp.*	2,485	240,473
Cigna Corp.	3,680	687,939
Envision Healthcare Corp.*	1,707	76,730
HCA Healthcare, Inc.*	4,239	337,382
Henry Schein, Inc.*	2,296	188,249
Humana, Inc.	2,071	504,558
Laboratory Corp. of America Holdings*	1,480	223,436
MEDNAX, Inc.*	1,360	58,643
Patterson Cos., Inc.	1,222	47,230
Quest Diagnostics, Inc.	1,970	184,471
Select Medical Holdings Corp.*	1,529	29,357

		3,079,012

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.2%)
Cerner Corp.*	4,296	$306,391

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	4,608	295,834
Bio-Techne Corp.	542	65,522
Mettler-Toledo International, Inc.*	374	234,184
PAREXEL International Corp.*	741	65,267
Quintiles IMS Holdings, Inc.*	2,028	192,802
Waters Corp.*	1,143	205,191

		1,058,800

Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	23,694	1,510,256
Jazz Pharmaceuticals plc*	868	126,945
Merck & Co., Inc.	39,369	2,520,797
Zoetis, Inc.	7,045	449,189

		4,607,187

Total Health Care		18,171,687

Industrials (10.4%)
Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.(x)	2,015	153,341
Echo Global Logistics, Inc.(x)*	383	7,220
Expeditors International of Washington, Inc.	2,618	156,713
United Parcel Service, Inc., Class B	9,895	1,188,291

		1,505,565

Airlines (0.2%)
Delta Air Lines, Inc.	2,656	128,072
Southwest Airlines Co.	2,173	121,645

		249,717

Building Products (1.0%)
Allegion plc	1,388	120,020
AO Smith Corp.	2,129	126,527
Builders FirstSource, Inc.*	1,372	24,682
Fortune Brands Home & Security, Inc.	2,236	150,326
Johnson Controls International plc	13,528	545,043
Lennox International, Inc.	548	98,076
Masco Corp.	4,656	181,631
Owens Corning	1,634	126,390

		1,372,695

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.*	1,558	18,540
Copart, Inc.*	2,989	102,732
Deluxe Corp.	709	51,729
Essendant, Inc.	542	7,138
HNI Corp.	646	26,790
Interface, Inc.	942	20,630
Knoll, Inc.	714	14,280
RR Donnelley & Sons Co.	1,015	10,454
Steelcase, Inc., Class A	1,274	19,619
Team, Inc.(x)*	405	5,407
Tetra Tech, Inc.	835	38,869

		316,188

Construction & Engineering (0.1%)
EMCOR Group, Inc.	861	59,736
Granite Construction, Inc.	576	33,379
Quanta Services, Inc.*	2,189	81,803

		174,918

Electrical Equipment (0.7%)
Acuity Brands, Inc.	639	109,448
Eaton Corp. plc	6,451	495,372
Rockwell Automation, Inc.	1,847	329,154
Sensata Technologies Holding NV*	2,483	119,358

		1,053,332

Industrial Conglomerates (1.5%)
3M Co.	8,595	1,804,090
Roper Technologies, Inc.	1,457	354,634

		2,158,724

Machinery (3.6%)
AGCO Corp.	902	66,541
Caterpillar, Inc.	8,464	1,055,545
Cummins, Inc.	2,268	381,092
Deere & Co.	3,898	489,550
Dover Corp.	2,245	205,171
Flowserve Corp.	1,895	80,708
Fortive Corp.	4,484	317,422
Graco, Inc.	796	98,457
Illinois Tool Works, Inc.	4,443	657,386
Ingersoll-Rand plc	3,697	329,662
Lincoln Electric Holdings, Inc.	857	78,570
Meritor, Inc.*	1,198	31,160
Middleby Corp. (The)*	834	106,894
Parker-Hannifin Corp.	1,911	334,463
Snap-on, Inc.	840	125,168
Stanley Black & Decker, Inc.	2,203	332,587
Tennant Co.	262	17,344
Timken Co. (The)	1,024	49,715
WABCO Holdings, Inc.*	734	108,632
Wabtec Corp.(x)	1,260	95,445
Xylem, Inc.	2,609	163,402

		5,124,914

Professional Services (0.5%)
Dun & Bradstreet Corp. (The)	517	60,184
Exponent, Inc.	378	27,934
Heidrick & Struggles International, Inc.	257	5,436
ICF International, Inc.*	262	14,135
IHS Markit Ltd.*	5,867	258,617
Kelly Services, Inc., Class A	453	11,366
ManpowerGroup, Inc.	955	112,518
Navigant Consulting, Inc.*	689	11,658
On Assignment, Inc.*	737	39,562
Resources Connection, Inc.	406	5,643
Robert Half International, Inc.	1,852	93,230
RPX Corp.*	614	8,154
TrueBlue, Inc.*	617	13,852

		662,289

Road & Rail (1.2%)
AMERCO	95	35,616
ArcBest Corp.	356	11,908
Avis Budget Group, Inc.*	1,122	42,703
CSX Corp.	13,248	718,837
Genesee & Wyoming, Inc., Class A*	890	65,869
Hertz Global Holdings, Inc.(x)*	735	16,435
Kansas City Southern	1,537	167,041
Norfolk Southern Corp.	4,150	548,796
Ryder System, Inc.	777	65,695

		1,672,900

Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,420	60,520
Applied Industrial Technologies, Inc.(x)	567	37,309
Fastenal Co.	4,125	188,017
H&E Equipment Services, Inc.(x)	464	13,549
United Rentals, Inc.*	1,225	169,957
WW Grainger, Inc.(x)	795	142,901

		612,253

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	860	8,084

Total Industrials		14,911,579

Information Technology (28.0%)
Communications Equipment (1.9%)
Calix, Inc.*	638	3,222

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Cisco Systems, Inc.	71,887	$2,417,560
F5 Networks, Inc.*	942	113,568
Motorola Solutions, Inc.	2,358	200,123
Plantronics, Inc.	482	21,314

		2,755,787

Electronic Equipment, Instruments & Components (0.8%)
Corning, Inc.	13,265	396,889
Flex Ltd.*	7,609	126,081
Itron, Inc.*	499	38,648
TE Connectivity Ltd.	5,118	425,101
Trimble, Inc.*	3,656	143,498

		1,130,217

Internet Software & Services (5.9%)
Alphabet, Inc., Class A*	4,283	4,170,443
Alphabet, Inc., Class C*	4,495	4,311,199

		8,481,642

IT Services (3.4%)
Accenture plc, Class A	8,922	1,205,094
Automatic Data Processing, Inc.	6,453	705,442
Cognizant Technology Solutions Corp., Class A	8,452	613,108
Convergys Corp.(x)	1,394	36,091
FleetCor Technologies, Inc.*	1,316	203,677
International Business Machines Corp.	12,832	1,861,667
Teradata Corp.*	1,895	64,032
Western Union Co. (The)	6,768	129,946

		4,819,057

Semiconductors & Semiconductor Equipment (5.4%)
Advanced Micro Devices, Inc.(x)*	11,569	147,505
Analog Devices, Inc.	5,264	453,599
Applied Materials, Inc.	15,435	804,009
Intel Corp.	67,721	2,578,816
Lam Research Corp.	2,314	428,182
Microchip Technology, Inc.	3,311	297,262
NVIDIA Corp.	8,564	1,530,986
Skyworks Solutions, Inc.	2,665	271,563
Texas Instruments, Inc.	14,336	1,285,079

		7,797,001

Software (9.9%)
Adobe Systems, Inc.*	7,114	1,061,267
ANSYS, Inc.*	1,241	152,308
Autodesk, Inc.*	2,865	321,625
CA, Inc.	4,555	152,046
Cadence Design Systems, Inc.*	4,052	159,932
Citrix Systems, Inc.*	2,177	167,237
Dell Technologies, Inc., Class V*	2,952	227,924
Fortinet, Inc.*	2,131	76,375
Intuit, Inc.	3,494	496,637
Microsoft Corp.	105,576	7,864,356
Oracle Corp.	44,393	2,146,402
salesforce.com, Inc.*	9,715	907,575
Symantec Corp.	8,779	288,039
Workday, Inc., Class A*	1,891	199,292

		14,221,015

Technology Hardware, Storage & Peripherals (0.7%)
Hewlett Packard Enterprise Co.	23,765	349,583
HP, Inc.	24,238	483,790
Super Micro Computer, Inc.*	566	12,509
Xerox Corp.	3,130	104,198

		950,080

Total Information Technology		40,154,799

Materials (2.8%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	3,138	474,528
Albemarle Corp.	1,597	217,687
Axalta Coating Systems Ltd.*	3,165	91,532
Ecolab, Inc.	3,748	482,030
HB Fuller Co.	732	42,500
International Flavors & Fragrances, Inc.	1,140	162,918
Minerals Technologies, Inc.	506	35,749
Mosaic Co. (The)	4,822	104,107
PPG Industries, Inc.	3,699	401,933
Praxair, Inc.	4,122	576,008
Sherwin-Williams Co. (The)	1,200	429,648

		3,018,640

Containers & Packaging (0.5%)
Avery Dennison Corp.	1,235	121,450
Ball Corp.	4,795	198,033
Sealed Air Corp.	2,812	120,129
Sonoco Products Co.	1,435	72,396
WestRock Co.	3,634	206,157

		718,165

Metals & Mining (0.2%)
Compass Minerals International, Inc.(x)	491	31,866
Nucor Corp.	4,533	254,029
Schnitzer Steel Industries, Inc., Class A	385	10,838

		296,733

Paper & Forest Products (0.0%)
Domtar Corp.	910	39,485

Total Materials		4,073,023

Real Estate (4.4%)
Equity Real Estate Investment Trusts (REITs) (4.2%)
American Tower Corp. (REIT)	6,123	836,892
AvalonBay Communities, Inc. (REIT)	1,983	353,807
Boston Properties, Inc. (REIT)	2,203	270,705
Corporate Office Properties Trust (REIT)	1,435	47,111
Digital Realty Trust, Inc. (REIT)	2,962	350,493
Duke Realty Corp. (REIT)	5,168	148,942
Equinix, Inc. (REIT)	1,126	502,534
Equity Residential (REIT)	5,292	348,901
Federal Realty Investment Trust (REIT)	1,041	129,303
Forest City Realty Trust, Inc. (REIT), Class A	2,984	76,122
HCP, Inc. (REIT)	6,805	189,383
Host Hotels & Resorts, Inc. (REIT)	10,397	192,240
Iron Mountain, Inc. (REIT)	3,631	141,246
Liberty Property Trust (REIT)	2,133	87,581
Macerich Co. (The) (REIT)	1,716	94,328
Potlatch Corp. (REIT)	589	30,039
Prologis, Inc. (REIT)	7,628	484,073
SBA Communications Corp. (REIT)*	1,755	252,808
Simon Property Group, Inc. (REIT)	4,472	720,037
UDR, Inc. (REIT)	3,886	147,785
Vornado Realty Trust (REIT)	2,407	185,050
Weyerhaeuser Co. (REIT)	10,813	367,966

		5,957,346

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	4,399	166,634
Jones Lang LaSalle, Inc.	657	81,139
Realogy Holdings Corp.	2,029	66,856

		314,629

Total Real Estate		6,271,975

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.3%)
CenturyLink, Inc.(x)	7,945	150,160
Cincinnati Bell, Inc.*	550	10,918
Level 3 Communications, Inc.*	4,383	233,570

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Verizon Communications, Inc.	58,697	$2,904,915

		3,299,563

Wireless Telecommunication Services (0.1%)
Sprint Corp.(x)*	11,566	89,983

Total Telecommunication Services		3,389,546

Utilities (1.8%)
Electric Utilities (0.3%)
Alliant Energy Corp.	3,241	134,729
Eversource Energy	4,571	276,271

		411,000

Gas Utilities (0.1%)
New Jersey Resources Corp.	1,252	52,772
Northwest Natural Gas Co.	423	27,241
WGL Holdings, Inc.	742	62,476

		142,489

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	9,580	105,572
Ormat Technologies, Inc.	540	32,967

		138,539

Multi-Utilities (1.1%)
Avista Corp.	926	47,939
CenterPoint Energy, Inc.	5,849	170,849
CMS Energy Corp.	4,056	187,874
Consolidated Edison, Inc.	4,373	352,814
MDU Resources Group, Inc.	2,697	69,987
NiSource, Inc.	4,683	119,838
Sempra Energy	3,430	391,466
WEC Energy Group, Inc.	4,542	285,147

		1,625,914

Water Utilities (0.2%)
American Water Works Co., Inc.	2,573	208,181

Total Utilities		2,526,123

Total Common Stocks (99.7%) (Cost $104,474,968)		142,994,718

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)
Food & Staples Retailing (0.0%)
Safeway, Inc. (Casa Ley subsidiary), CVR(r)*†	2,090	1,129
Safeway, Inc. (PDC subsidiary), CVR(r)*†	2,090	31

Total Consumer Staples		1,160

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR(r)*†	860	716

Total Health Care		716

Total Rights (0.0%) (Cost $—)		1,876

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.3%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $102,000.(xx)	$100,000	100,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $200,027, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $204,109.(xx)	200,000	200,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $100,009, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $60,394, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $61,596.(xx)	60,388	60,388
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $85,330, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $87,028.(xx)	85,321	85,321
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $102,001.(xx)	100,000	100,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $200,020, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $204,001.(xx)	$200,000	$200,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $696,120, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $709,980.(xx)	696,059	696,059
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $102,078.(xx)	100,000	100,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $100,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $102,078.(xx)	100,000	100,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $102,010.(xx)	100,000	100,000

Total Repurchase Agreements		1,841,768

Total Short-Term Investments (1.3%) (Cost $1,841,768)		1,841,768

Total Investments (101.0%) (Cost $106,316,736)		144,838,362
Other Assets Less Liabilities (-1.0%)		(1,440,492)

Net Assets (100%)		$143,397,870

*	Non-income producing.

†	Securities (totaling $1,876 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $2,023,257. This was secured by cash collateral of $1,841,768 which was subsequently invested in joint repurchase agreements with a total value of $1,841,768, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $222,282 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/5/17-11/15/46.

Glossary:

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	1,742	674,317	12,990	(25,797)	1,555	115,766	778,831	13,223	—
PNC Financial Services Group, Inc. (The)	6,955	835,913	10,956	(34,466)	1,884	123,038	937,325	13,111	—

Total		1,510,230	23,946	(60,263)	3,439	238,804	1,716,156	26,334	—

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$18,891,808	$—	$—	$18,891,808
Consumer Staples	12,276,969	—	—	12,276,969
Energy	6,776,153	—	—	6,776,153
Financials	15,551,056	—	—	15,551,056
Health Care	18,171,687	—	—	18,171,687
Industrials	14,911,579	—	—	14,911,579
Information Technology	40,154,799	—	—	40,154,799
Materials	4,073,023	—	—	4,073,023
Real Estate	6,271,975	—	—	6,271,975
Telecommunication Services	3,389,546	—	—	3,389,546
Utilities	2,526,123	—	—	2,526,123
Rights
Consumer Staples	—	—	1,160	1,160
Health Care	—	—	716	716
Short-Term Investments
Repurchase Agreements	—	1,841,768	—	1,841,768

Total Assets	$142,994,718	$1,841,768	$1,876	$144,838,362

Total Liabilities	$—	$—	$—	$—

Total	$142,994,718	$1,841,768	$1,876	$144,838,362

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,924,049
Aggregate gross unrealized depreciation	(2,393,489)

Net unrealized appreciation	$38,530,560

Federal income tax cost of investment securities and derivative instruments, if applicable	$106,307,802

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.4%)
Banco Macro SA (ADR)	22,102	$2,593,670
Grupo Financiero Galicia SA (ADR)*	45,393	2,339,555
MercadoLibre, Inc.	20,319	5,261,199

		10,194,424

Australia (2.1%)
AGL Energy Ltd.	33,552	615,056
Alumina Ltd.	132,164	228,073
Amcor Ltd.	58,353	696,193
AMP Ltd.	145,782	552,317
APA Group	57,099	373,984
Aristocrat Leisure Ltd.	28,027	461,672
ASX Ltd.	8,414	346,035
Aurizon Holdings Ltd.	104,616	402,098
AusNet Services	93,733	124,256
Australia & New Zealand Banking Group Ltd.	143,380	3,329,031
Bank of Queensland Ltd.	18,638	189,763
Bendigo & Adelaide Bank Ltd.	23,788	216,635
BHP Billiton Ltd.	157,032	3,175,475
BHP Billiton plc	102,912	1,812,723
BlueScope Steel Ltd.	28,615	246,228
Boral Ltd.	60,399	320,742
Brambles Ltd.	80,641	569,293
Caltex Australia Ltd.	13,437	338,333
Challenger Ltd.	28,646	279,751
CIMIC Group Ltd.	3,404	118,045
Coca-Cola Amatil Ltd.	26,871	162,930
Cochlear Ltd.	2,748	343,182
Commonwealth Bank of Australia	84,631	4,995,438
Computershare Ltd.	23,925	271,555
Crown Resorts Ltd.	19,397	172,082
CSL Ltd.	21,998	2,311,511
Dexus (REIT)	46,429	345,980
Domino’s Pizza Enterprises Ltd.(x)	3,222	115,803
Flight Centre Travel Group Ltd.(x)	2,751	97,126
Fortescue Metals Group Ltd.	80,214	323,408
Goodman Group (REIT)	90,034	581,931
GPT Group (The) (REIT)	93,665	364,415
Harvey Norman Holdings Ltd.	32,214	98,042
Healthscope Ltd.	76,194	99,810
Incitec Pivot Ltd.	86,925	245,462
Insurance Australia Group Ltd.	119,095	595,073
LendLease Group	26,451	371,807
Macquarie Group Ltd.	15,286	1,090,161
Medibank Pvt Ltd.	142,361	326,070
Mirvac Group (REIT)	189,038	339,564
National Australia Bank Ltd.	131,369	3,245,944
Newcrest Mining Ltd.	38,160	629,185
Oil Search Ltd.	66,969	367,713
Orica Ltd.	17,867	277,074
Origin Energy Ltd.*	89,647	525,987
Qantas Airways Ltd.	26,602	121,652
QBE Insurance Group Ltd.	66,678	523,545
Ramsay Health Care Ltd.	7,326	357,893
REA Group Ltd.	2,757	144,894
Santos Ltd.*	94,586	298,257
Scentre Group (REIT)	246,256	759,131
SEEK Ltd.	16,617	216,501
Sonic Healthcare Ltd.	16,908	277,322
South32 Ltd.	256,529	657,994
Stockland (REIT)	118,682	400,305
Suncorp Group Ltd.	62,848	643,338
Sydney Airport	58,064	323,828
Tabcorp Holdings Ltd.	42,204	141,358
Tatts Group Ltd.	64,568	201,576
Telstra Corp. Ltd.	211,229	578,251
TPG Telecom Ltd.(x)	16,154	61,709
Transurban Group	101,931	949,861
Treasury Wine Estates Ltd.	37,157	399,008
Vicinity Centres (REIT)	162,328	338,698
Wesfarmers Ltd.	55,966	1,814,376
Westfield Corp. (REIT)	97,973	602,504
Westpac Banking Corp.	164,854	4,127,622
Woodside Petroleum Ltd.	35,446	809,092
Woolworths Ltd.	64,243	1,270,388

		48,712,059

Austria (0.2%)
ANDRITZ AG	3,751	216,811
Erste Group Bank AG*	103,914	4,488,309
OMV AG	7,984	465,115
Raiffeisen Bank International AG*	6,440	215,822
voestalpine AG	5,318	271,181

		5,657,238

Belgium (0.4%)
Ageas	9,700	455,826
Anheuser-Busch InBev SA/NV	37,422	4,480,404
Colruyt SA(x)	2,823	144,587
Groupe Bruxelles Lambert SA	4,102	431,486
KBC Group NV	12,588	1,066,735
Proximus SADP	7,692	265,053
Solvay SA	3,333	497,924
Telenet Group Holding NV*	1,877	124,188
UCB SA	6,576	468,118
Umicore SA	4,905	405,747

		8,340,068

Bermuda (0.0%)
XL Group Ltd.	8,327	328,500

Brazil (1.3%)
B3 SA - Brasil Bolsa Balcao*	436,757	3,291,726
Banco Bradesco SA (Preference)(q)*	551,707	6,128,239
BRF SA*	248,090	3,587,617
Itau Unibanco Holding SA (Preference)(q)	475,317	6,528,358
Kosmos Comercio de Vestuario SA, (Preference)(q)(r)*†	1,248,000	—
Lojas Renner SA*	399,461	4,540,548
Petroleo Brasileiro SA*	543,273	2,730,817
Petroleo Brasileiro SA (Preference)(q)*	656,556	3,180,010

		29,987,315

Chile (0.2%)
Antofagasta plc	19,099	242,874
Banco Santander Chile	10,248,107	761,983
Banco Santander Chile (ADR)	12,887	382,873
SACI Falabella	354,768	3,459,771

		4,847,501

China (3.5%)
AAC Technologies Holdings, Inc.	26,000	436,684
Alibaba Group Holding Ltd. (ADR)*	62,125	10,729,609
Baidu, Inc. (ADR)*	10,250	2,538,822
Bank of China Ltd., Class H	12,347,000	6,085,303
BOC Hong Kong Holdings Ltd.	176,000	855,036
China Construction Bank Corp., Class H	6,717,420	5,572,339
China Mengniu Dairy Co. Ltd.*	583,000	1,630,722
China Mobile Ltd.	299,500	3,034,644
China Overseas Land & Investment Ltd.	236,000	767,372
China Pacific Insurance Group Co. Ltd., Class H	936,000	4,032,004

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
China Unicom Hong Kong Ltd.*	1,010,000	$1,404,142
CRCC High-Tech Equipment Corp. Ltd., Class H	1,030,500	339,032
CSPC Pharmaceutical Group Ltd.	1,080,000	1,808,387
Ctrip.com International Ltd. (ADR)*	8,700	458,838
Industrial & Commercial Bank of China Ltd., Class H	865,000	642,250
JD.com, Inc. (ADR)*	219,854	8,398,423
NetEase, Inc. (ADR)	4,360	1,150,212
New Oriental Education & Technology Group, Inc. (ADR)	22,894	2,020,624
PetroChina Co. Ltd., Class H	2,038,000	1,291,426
Shenzhou International Group Holdings Ltd.	267,000	2,091,812
TAL Education Group (ADR)	84,722	2,855,979
Tencent Holdings Ltd.	532,700	22,926,640
Yangzijiang Shipbuilding Holdings Ltd.	100,497	105,946
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	332,600	146,467

		81,322,713

Czech Republic (0.2%)
Komercni banka A/S	94,518	4,127,640

Denmark (0.7%)
AP Moller - Maersk A/S, Class A	194	356,495
AP Moller - Maersk A/S, Class B	303	575,561
Carlsberg A/S, Class B	4,938	540,366
Chr Hansen Holding A/S	4,392	376,681
Coloplast A/S, Class B	6,121	496,777
Danske Bank A/S	36,870	1,474,507
DONG Energy A/S(m)	7,577	433,711
DSV A/S	9,343	706,781
FLSmidth & Co. A/S	29,115	1,925,047
Genmab A/S*	2,791	616,159
H Lundbeck A/S	3,457	199,472
ISS A/S	8,059	324,088
Novo Nordisk A/S, Class B	91,512	4,374,844
Novozymes A/S, Class B	10,377	532,509
Pandora A/S	5,603	553,070
TDC A/S	44,026	257,950
Tryg A/S	6,400	147,796
Vestas Wind Systems A/S	11,014	988,352
William Demant Holding A/S*	6,284	165,877

		15,046,043

Egypt (0.1%)
Commercial International Bank Egypt SAE	484,959	2,242,626

Finland (0.3%)
Elisa OYJ	6,756	290,811
Fortum OYJ	18,851	376,309
Kone OYJ, Class B	16,960	898,017
Metso OYJ	5,977	219,273
Neste OYJ	6,605	288,448
Nokia OYJ	289,368	1,737,381
Nokian Renkaat OYJ	6,228	276,990
Orion OYJ, Class B	5,290	245,463
Sampo OYJ, Class A	22,340	1,180,771
Stora Enso OYJ, Class R	27,613	389,998
UPM-Kymmene OYJ	26,233	710,940
Wartsila OYJ Abp	6,636	469,801

		7,084,202

France (4.7%)
Accor SA	9,048	449,515
Aeroports de Paris	1,398	226,034
Air Liquide SA	19,080	2,544,841
Airbus SE	149,802	14,236,670
Alstom SA	8,146	345,973
Arkema SA	3,409	418,019
Atos SE	4,421	685,805
AXA SA‡	95,285	2,881,878
BNP Paribas SA	55,120	4,446,237
Bollore SA	44,152	220,683
Bouygues SA	10,614	503,669
Bureau Veritas SA	13,568	350,146
Capgemini SE	7,788	912,732
Carrefour SA	27,095	547,443
Casino Guichard Perrachon SA	3,106	184,210
Cie de Saint-Gobain	23,831	1,420,123
Cie Generale des Etablissements Michelin	8,549	1,247,852
CNP Assurances	8,928	209,246
Credit Agricole SA	56,605	1,028,944
Danone SA	28,567	2,240,873
Dassault Aviation SA	116	187,615
Dassault Systemes SE	5,941	600,984
Edenred	10,874	295,595
Eiffage SA	3,107	321,681
Electricite de France SA	28,960	351,691
Engie SA	85,191	1,446,876
Essilor International SA	10,434	1,291,771
Eurazeo SA	2,080	185,925
Eutelsat Communications SA	9,130	270,416
Fonciere Des Regions (REIT)	1,632	169,528
Gecina SA (REIT)	2,300	372,960
Groupe Eurotunnel SE (Registered)	24,964	300,950
Hermes International	1,590	801,582
ICADE (REIT)	2,050	182,856
Iliad SA	1,381	367,001
Imerys SA	1,613	145,745
Ingenico Group SA	2,941	278,773
Ipsen SA	1,880	249,861
JCDecaux SA	3,295	123,373
Kering	23,279	9,273,408
Klepierre SA (REIT)	11,379	446,636
Lagardere SCA	6,042	202,270
Legrand SA	13,456	971,395
L’Oreal SA	12,372	2,630,582
LVMH Moet Hennessy Louis Vuitton SE	50,936	14,053,984
Natixis SA	48,624	389,063
Orange SA	96,506	1,580,878
Pernod Ricard SA	10,163	1,405,964
Peugeot SA	25,349	603,694
Publicis Groupe SA	10,185	711,305
Remy Cointreau SA	1,303	154,309
Renault SA	8,714	855,956
Rexel SA	14,900	257,815
Safran SA	15,013	1,533,780
Sanofi	55,665	5,527,057
Schneider Electric SE*	27,519	2,394,794
SCOR SE	7,988	334,920
SEB SA	1,138	208,744
Societe BIC SA	1,547	185,400
Societe Generale SA	124,314	7,278,015
Sodexo SA	4,788	597,018
Suez	16,031	292,637
Thales SA	5,454	617,406
TOTAL SA	115,775	6,218,443
Unibail-Rodamco SE (REIT)	4,979	1,210,773
Valeo SA	11,278	836,824
Veolia Environnement SA	22,304	515,359
Vinci SA	24,630	2,340,460
Vivendi SA	51,826	1,312,042

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Wendel SA	1,455	$235,680
Zodiac Aerospace	9,661	279,350

		108,502,037

Germany (4.6%)
adidas AG	22,659	5,125,821
Allianz SE (Registered)	53,580	12,028,812
Axel Springer SE	2,335	150,047
BASF SE	45,109	4,800,422
Bayer AG (Registered)	76,300	10,397,635
Bayerische Motoren Werke AG	15,931	1,616,080
Bayerische Motoren Werke AG (Preference)(q)	76,011	6,771,943
Beiersdorf AG	4,913	528,582
Brenntag AG	7,445	414,576
Commerzbank AG*	52,794	718,192
Continental AG	5,246	1,331,503
Covestro AG(m)	5,594	480,990
Daimler AG (Registered)	47,126	3,757,959
Deutsche Bank AG (Registered)	100,651	1,740,376
Deutsche Boerse AG	9,645	1,045,441
Deutsche Lufthansa AG (Registered)	12,345	343,024
Deutsche Post AG (Registered)	49,011	2,181,787
Deutsche Telekom AG (Registered)	159,801	2,981,294
Deutsche Wohnen SE	17,387	738,145
E.ON SE	106,285	1,202,920
Evonik Industries AG	7,679	274,271
Fraport AG Frankfurt Airport Services Worldwide	1,956	185,730
Fresenius Medical Care AG & Co. KGaA	10,671	1,043,900
Fresenius SE & Co. KGaA	20,700	1,669,759
FUCHS PETROLUB SE (Preference)(q)	3,550	210,165
GEA Group AG(x)	9,511	432,668
Hannover Rueck SE	2,935	353,652
HeidelbergCement AG	7,332	753,655
Henkel AG & Co. KGaA	5,113	622,132
Henkel AG & Co. KGaA (Preference)(q)	8,977	1,221,732
HOCHTIEF AG	1,076	181,539
HUGO BOSS AG	3,089	272,320
Infineon Technologies AG	54,043	1,358,588
Innogy SE(m)(x)	7,145	317,984
K+S AG (Registered)(x)	9,298	253,304
KION Group AG	3,476	332,648
LANXESS AG	4,760	375,581
Linde AG	25,969	5,415,738
MAN SE	1,833	206,872
Merck KGaA	6,659	740,750
METRO AG*	8,456	178,745
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	7,805	1,668,754
OSRAM Licht AG	3,792	302,564
Porsche Automobil Holding SE (Preference)(q)	7,964	509,224
ProSiebenSat.1 Media SE	11,419	389,161
RWE AG*	25,452	578,171
SAP SE	120,382	13,187,886
Schaeffler AG (Preference)(q)	8,373	135,081
Siemens AG (Registered)	70,957	9,996,598
Symrise AG	6,013	456,752
Telefonica Deutschland Holding AG	38,786	217,654
thyssenkrupp AG	21,406	634,391
TUI AG	19,683	333,910
United Internet AG (Registered)	6,337	394,482
Volkswagen AG	1,753	296,795
Volkswagen AG (Preference)(q)	8,878	1,448,021
Vonovia SE	23,115	983,506
Zalando SE(m)(x)*	5,464	273,815

		106,564,047

Hong Kong (1.2%)
AIA Group Ltd.	1,071,000	7,897,179
ASM Pacific Technology Ltd.	11,000	158,418
Bank of East Asia Ltd. (The)	61,200	264,414
CK Asset Holdings Ltd.	125,764	1,040,842
CK Hutchison Holdings Ltd.	133,264	1,703,417
CK Infrastructure Holdings Ltd.	33,000	283,886
CLP Holdings Ltd.	82,000	840,302
First Pacific Co. Ltd.	95,500	76,164
Galaxy Entertainment Group Ltd.	121,000	851,938
Hang Lung Group Ltd.	44,000	157,996
Hang Lung Properties Ltd.	101,000	239,713
Hang Seng Bank Ltd.	36,200	882,339
Henderson Land Development Co. Ltd.	62,632	414,922
HK Electric Investments & HK Electric Investments Ltd.(m)(x)	146,000	133,074
HKT Trust & HKT Ltd.	189,260	229,924
Hong Kong & China Gas Co. Ltd.	415,160	780,192
Hong Kong Exchanges & Clearing Ltd.	58,328	1,568,037
Hongkong Land Holdings Ltd.	52,600	377,142
Hutchison Port Holdings Trust (OTC Exchange)	78,600	33,012
Hutchison Port Holdings Trust (Singapore Stock Exchange)	190,700	82,001
Hysan Development Co. Ltd.	35,000	164,659
I-CABLE Communications Ltd.*	26,854	877
Jardine Matheson Holdings Ltd.	10,700	673,779
Jardine Strategic Holdings Ltd.(x)	11,400	487,920
Kerry Properties Ltd.	30,500	126,309
Li & Fung Ltd.	290,000	145,527
Link REIT (REIT)	108,000	875,160
Melco Resorts & Entertainment Ltd. (ADR)	12,074	291,225
MTR Corp. Ltd.	73,500	429,054
New World Development Co. Ltd.	294,381	422,827
NWS Holdings Ltd.(x)	84,272	164,194
PCCW Ltd.	209,000	113,174
Power Assets Holdings Ltd.	69,000	597,554
Sands China Ltd.	124,787	649,367
Shangri-La Asia Ltd.	52,166	96,698
Sino Biopharmaceutical Ltd.	1,539,000	1,627,341
Sino Land Co. Ltd.	165,001	289,802
SJM Holdings Ltd.	111,000	101,599
Sun Hung Kai Properties Ltd.	72,000	1,169,645
Swire Pacific Ltd., Class A	24,500	237,736
Swire Properties Ltd.	60,800	206,257
Techtronic Industries Co. Ltd.	71,000	379,013
WH Group Ltd.(m)	407,000	432,447
Wharf Holdings Ltd. (The)	61,100	544,390
Wheelock & Co. Ltd.	39,000	274,342
Yue Yuen Industrial Holdings Ltd.	35,000	133,071

		28,648,879

Hungary (0.2%)
OTP Bank plc	124,797	4,682,350

India (1.9%)
Ashok Leyland Ltd.	2,021,491	3,809,638
Bharat Petroleum Corp. Ltd.	520,741	3,757,276
DLF Ltd.	2,352,438	5,917,109

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Housing Development Finance Corp. Ltd.	154,573	$4,122,617
ICICI Bank Ltd.	352,719	1,493,602
ICICI Bank Ltd. (ADR)	507,606	4,345,107
IndusInd Bank Ltd.	181,178	4,665,916
Marico Ltd.	866,773	4,123,541
Maruti Suzuki India Ltd.	30,850	3,768,026
Shree Cement Ltd.	12,714	3,616,464
Zee Entertainment Enterprises Ltd.	614,269	4,891,018

		44,510,314

Indonesia (0.8%)
Astra International Tbk. PT	4,981,900	2,922,044
Bank Mandiri Persero Tbk. PT	6,537,000	3,263,889
Bumi Serpong Damai Tbk. PT	11,282,200	1,482,627
Semen Indonesia Persero Tbk. PT	3,540,300	2,661,336
Telekomunikasi Indonesia Persero Tbk. PT	9,941,400	3,454,284
Unilever Indonesia Tbk. PT	733,000	2,665,282
XL Axiata Tbk. PT*	5,919,875	1,643,799

		18,093,261

Ireland (0.2%)
AerCap Holdings NV*	7,224	369,219
Bank of Ireland Group plc	47,688	390,592
CRH plc	40,771	1,555,243
James Hardie Industries plc (CHDI)	22,958	319,106
Kerry Group plc, Class A	8,416	808,581
Paddy Power Betfair plc	4,277	426,742
Ryanair Holdings plc (ADR)*	1,217	128,296

		3,997,779

Israel (0.1%)
Azrieli Group Ltd.	2,274	126,219
Bank Hapoalim BM	54,890	384,019
Bank Leumi Le-Israel BM	63,588	337,296
Bezeq The Israeli Telecommunication Corp. Ltd.(x)	120,478	172,155
Check Point Software Technologies Ltd.*	6,626	755,496
Elbit Systems Ltd.	1,188	174,530
Frutarom Industries Ltd.	1,939	149,150
Israel Chemicals Ltd.	25,003	110,911
Mizrahi Tefahot Bank Ltd.	5,038	90,261
Nice Ltd.	3,043	242,593
Teva Pharmaceutical Industries Ltd. (ADR)(x)	43,871	772,130

		3,314,760

Italy (0.8%)
Assicurazioni Generali SpA	58,663	1,092,701
Atlantia SpA	22,697	716,511
Brunello Cucinelli SpA	46,813	1,451,814
Enel SpA	394,275	2,374,238
Eni SpA	124,153	2,054,310
Ferrari NV	5,667	626,247
Intesa Sanpaolo SpA	620,956	2,195,852
Intesa Sanpaolo SpA (RNC)	39,928	132,135
Leonardo SpA	17,395	325,863
Luxottica Group SpA	8,770	490,173
Mediobanca SpA	29,197	313,332
Poste Italiane SpA(m)	26,917	198,196
Prysmian SpA	11,138	376,227
Recordati SpA	5,225	240,842
Saipem SpA*	31,251	134,741
Snam SpA	110,236	531,054
Telecom Italia SpA*	529,013	495,503
Telecom Italia SpA (RNC)	325,460	244,645
Terna Rete Elettrica Nazionale SpA	65,499	382,576
Tod’s SpA	15,257	1,081,033
UniCredit SpA*	100,029	2,130,401
UnipolSai Assicurazioni SpA(x)	61,609	143,884

		17,732,278

Japan (9.3%)
ABC-Mart, Inc.	1,800	95,019
Acom Co. Ltd.(x)*	18,300	70,907
Aeon Co. Ltd.	30,500	450,622
AEON Financial Service Co. Ltd.(x)	5,400	112,823
Aeon Mall Co. Ltd.	5,580	99,327
Air Water, Inc.	8,000	147,594
Aisin Seiki Co. Ltd.	8,800	463,755
Ajinomoto Co., Inc.	26,700	521,068
Alfresa Holdings Corp.	9,200	168,343
Alps Electric Co. Ltd.(x)	9,000	237,467
Amada Holdings Co. Ltd.	17,600	193,166
ANA Holdings, Inc.	6,300	238,451
Aozora Bank Ltd.	6,300	239,627
Asahi Glass Co. Ltd.	9,800	363,608
Asahi Group Holdings Ltd.	19,100	773,336
Asahi Kasei Corp.	58,000	713,886
Asics Corp.	8,300	123,624
Astellas Pharma, Inc.	103,000	1,310,327
Bandai Namco Holdings, Inc.	9,900	339,605
Bank of Kyoto Ltd. (The)(x)	2,600	132,166
Benesse Holdings, Inc.	3,900	140,715
Bridgestone Corp.	31,000	1,406,674
Brother Industries Ltd.	12,600	293,151
Calbee, Inc.(x)	3,500	123,017
Canon, Inc.	51,900	1,773,433
Casio Computer Co. Ltd.(x)	10,200	143,584
Central Japan Railway Co.	7,200	1,262,439
Chiba Bank Ltd. (The)(x)	36,000	257,543
Chubu Electric Power Co., Inc.	28,200	350,104
Chugai Pharmaceutical Co. Ltd.	11,700	485,572
Chugoku Bank Ltd. (The)	8,200	112,370
Chugoku Electric Power Co., Inc. (The)(x)	14,300	151,864
Coca-Cola Bottlers Japan, Inc.	6,400	207,598
Concordia Financial Group Ltd.	55,700	275,270
Credit Saison Co. Ltd.	7,800	161,857
CYBERDYNE, Inc.*	5,000	66,607
Dai Nippon Printing Co. Ltd.	13,000	311,122
Daicel Corp.	13,100	157,864
Dai-ichi Life Holdings, Inc.	301,700	5,413,306
Daiichi Sankyo Co. Ltd.(x)	26,500	597,707
Daikin Industries Ltd.	12,500	1,265,830
Daito Trust Construction Co. Ltd.	3,600	655,854
Daiwa House Industry Co. Ltd.	28,200	973,624
Daiwa House REIT Investment Corp. (REIT)	70	167,589
Daiwa Securities Group, Inc.(x)	85,400	483,674
DeNA Co. Ltd.	5,300	118,788
Denso Corp.	23,700	1,199,059
Dentsu, Inc.	11,186	491,081
Disco Corp.	1,400	284,790
Don Quijote Holdings Co. Ltd.	6,400	239,165
East Japan Railway Co.(x)	15,837	1,461,606
Eisai Co. Ltd.	12,400	636,502
Electric Power Development Co. Ltd.	8,100	203,427
FamilyMart UNY Holdings Co. Ltd.	4,200	221,337
FANUC Corp.	23,018	4,661,899
Fast Retailing Co. Ltd.	2,400	707,896
Fuji Electric Co. Ltd.	29,000	160,818
FUJIFILM Holdings Corp.	20,600	799,469
Fujitsu Ltd.	96,000	713,143
Fukuoka Financial Group, Inc.	38,000	175,605
Hachijuni Bank Ltd. (The)	19,000	118,703
Hakuhodo DY Holdings, Inc.	9,500	124,781

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Hamamatsu Photonics KK	7,600	$229,638
Hankyu Hanshin Holdings, Inc.	12,400	470,544
Hikari Tsushin, Inc.	1,000	125,305
Hino Motors Ltd.	12,300	150,409
Hirose Electric Co. Ltd.	1,680	236,491
Hiroshima Bank Ltd. (The)(x)	13,000	105,248
Hisamitsu Pharmaceutical Co., Inc.	3,300	158,365
Hitachi Chemical Co. Ltd.	5,400	148,047
Hitachi Construction Machinery Co. Ltd.	6,000	177,827
Hitachi High-Technologies Corp.	3,700	134,157
Hitachi Ltd.	231,200	1,629,136
Hitachi Metals Ltd.	10,000	139,169
Honda Motor Co. Ltd.	83,500	2,472,535
Hoshizaki Corp.	2,600	228,518
Hoya Corp.	18,600	1,004,177
Hulic Co. Ltd.	15,800	154,876
Idemitsu Kosan Co. Ltd.	4,200	118,507
IHI Corp.(x)	7,200	250,184
Iida Group Holdings Co. Ltd.(x)	7,700	137,269
Inpex Corp.	49,000	520,591
Isetan Mitsukoshi Holdings Ltd.(x)	15,700	163,941
Isuzu Motors Ltd.	27,600	365,711
ITOCHU Corp.	74,700	1,223,480
J Front Retailing Co. Ltd.	13,000	179,649
Japan Airlines Co. Ltd.	5,588	189,106
Japan Airport Terminal Co. Ltd.(x)	2,200	78,400
Japan Exchange Group, Inc.	26,900	475,964
Japan Post Bank Co. Ltd.	20,600	254,468
Japan Post Holdings Co. Ltd.(x)	77,300	912,968
Japan Prime Realty Investment Corp. (REIT)	45	150,367
Japan Real Estate Investment Corp. (REIT)	53	254,814
Japan Retail Fund Investment Corp. (REIT)	127	227,872
Japan Tobacco, Inc.	53,600	1,756,737
JFE Holdings, Inc.	25,700	501,895
JGC Corp.	11,000	178,014
JSR Corp.	9,900	188,102
JTEKT Corp.	10,300	142,612
JXTG Holdings, Inc.	150,133	772,379
Kajima Corp.	46,000	457,036
Kakaku.com, Inc.(x)	7,900	100,676
Kamigumi Co. Ltd.	5,000	115,752
Kaneka Corp.	16,000	124,275
Kansai Electric Power Co., Inc. (The)	34,000	434,952
Kansai Paint Co. Ltd.(x)	10,400	261,744
Kao Corp.	24,700	1,453,135
Kawasaki Heavy Industries Ltd.	7,300	241,982
KDDI Corp.	259,075	6,831,153
Keihan Holdings Co. Ltd.	5,200	152,268
Keikyu Corp.(x)	9,500	192,575
Keio Corp.(x)	6,000	247,412
Keisei Electric Railway Co. Ltd.	7,499	207,593
Keyence Corp.	20,736	11,010,673
Kikkoman Corp.(x)	8,000	245,990
Kintetsu Group Holdings Co. Ltd.	9,300	345,883
Kirin Holdings Co. Ltd.	42,400	997,780
Kobe Steel Ltd.(x)	16,100	184,000
Koito Manufacturing Co. Ltd.(x)	5,800	363,901
Komatsu Ltd.	46,300	1,317,097
Konami Holdings Corp.	5,000	240,391
Konica Minolta, Inc.	23,900	196,255
Kose Corp.	1,700	194,739
Kubota Corp.	53,100	965,261
Kuraray Co. Ltd.	17,100	319,737
Kurita Water Industries Ltd.	5,200	150,189
Kyocera Corp.	84,700	5,255,502
Kyowa Hakko Kirin Co. Ltd.	12,100	205,816
Kyushu Electric Power Co., Inc.(x)	21,600	229,389
Kyushu Financial Group, Inc.	18,500	113,770
Kyushu Railway Co.	8,000	237,814
Lawson, Inc.	2,500	165,519
LINE Corp.*	2,200	79,476
Lion Corp.	12,000	219,045
LIXIL Group Corp.	14,100	374,162
M3, Inc.	9,300	264,888
Mabuchi Motor Co. Ltd.	2,400	120,080
Makita Corp.	11,600	467,505
Marubeni Corp.	75,400	514,951
Marui Group Co. Ltd.(x)	11,700	167,507
Maruichi Steel Tube Ltd.	2,300	66,941
Mazda Motor Corp.	28,160	431,691
McDonald’s Holdings Co. Japan Ltd.	2,710	119,936
Mebuki Financial Group, Inc.	48,600	187,878
Medipal Holdings Corp.	7,800	135,447
MEIJI Holdings Co. Ltd.	5,944	471,188
MINEBEA MITSUMI, Inc.	17,000	265,896
Miraca Holdings, Inc.	3,200	148,731
MISUMI Group, Inc.	13,800	363,381
Mitsubishi Chemical Holdings Corp.	70,400	670,685
Mitsubishi Corp.	73,100	1,699,116
Mitsubishi Electric Corp.	92,700	1,448,270
Mitsubishi Estate Co. Ltd.	59,300	1,031,064
Mitsubishi Gas Chemical Co., Inc.	8,700	203,883
Mitsubishi Heavy Industries Ltd.	15,800	624,699
Mitsubishi Materials Corp.	5,400	186,679
Mitsubishi Motors Corp.(x)	33,300	263,381
Mitsubishi Tanabe Pharma Corp.	11,900	272,846
Mitsubishi UFJ Financial Group, Inc.	590,900	3,837,108
Mitsubishi UFJ Lease & Finance Co. Ltd.	24,300	128,707
Mitsui & Co. Ltd.	85,600	1,265,077
Mitsui Chemicals, Inc.	9,200	279,618
Mitsui Fudosan Co. Ltd.	42,000	910,731
Mitsui OSK Lines Ltd.(x)	6,100	184,857
Mixi, Inc.	1,900	91,686
Mizuho Financial Group, Inc.	1,179,644	2,066,277
MS&AD Insurance Group Holdings, Inc.	23,707	763,301
Murata Manufacturing Co. Ltd.	63,103	9,275,482
Nabtesco Corp.	5,700	211,740
Nagoya Railroad Co. Ltd.(x)	9,600	206,717
NEC Corp.	13,500	365,919
Nexon Co. Ltd.	8,800	229,609
NGK Insulators Ltd.	14,000	262,271
NGK Spark Plug Co. Ltd.(x)	9,300	197,943
NH Foods Ltd.	8,000	220,040
Nidec Corp.	79,656	9,783,123
Nikon Corp.(x)	16,200	280,882
Nintendo Co. Ltd.	15,200	5,613,970
Nippon Building Fund, Inc. (REIT)	66	329,047
Nippon Electric Glass Co. Ltd.	4,200	162,551
Nippon Express Co. Ltd.	4,300	280,107
Nippon Paint Holdings Co. Ltd.	6,800	231,149
Nippon Prologis REIT, Inc. (REIT)	74	155,924
Nippon Steel & Sumitomo Metal Corp.	37,991	872,248
Nippon Telegraph & Telephone Corp.	33,318	1,526,958
Nippon Yusen KK*	7,400	153,820

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nissan Chemical Industries Ltd.	6,200	$218,192
Nissan Motor Co. Ltd.	112,000	1,109,300
Nisshin Seifun Group, Inc.(x)	9,780	163,833
Nissin Foods Holdings Co. Ltd.(x)	2,700	164,124
Nitori Holdings Co. Ltd.	4,100	586,261
Nitto Denko Corp.	8,000	667,016
NOK Corp.	4,700	105,257
Nomura Holdings, Inc.	183,000	1,024,572
Nomura Real Estate Holdings, Inc.	5,800	123,603
Nomura Real Estate Master Fund, Inc. (REIT)	161	209,325
Nomura Research Institute Ltd.	7,018	273,797
NSK Ltd.(x)	19,300	260,192
NTT Data Corp.	33,000	353,095
NTT DOCOMO, Inc.	67,000	1,530,535
Obayashi Corp.	33,500	401,613
Obic Co. Ltd.	2,800	176,174
Odakyu Electric Railway Co. Ltd.	15,000	284,603
Oji Holdings Corp.	37,000	199,591
Olympus Corp.	15,100	511,273
Omron Corp.	9,900	504,128
Ono Pharmaceutical Co. Ltd.	20,200	457,675
Oracle Corp. Japan	2,200	172,833
Oriental Land Co. Ltd.	10,800	822,921
ORIX Corp.	66,500	1,072,333
Osaka Gas Co. Ltd.	19,400	360,674
Otsuka Corp.	2,400	153,779
Otsuka Holdings Co. Ltd.	19,700	782,748
Panasonic Corp.	105,800	1,533,054
Park24 Co. Ltd.	4,400	107,141
Pola Orbis Holdings, Inc.	4,000	121,040
Rakuten, Inc.	48,000	523,404
Recruit Holdings Co. Ltd.	55,500	1,201,986
Renesas Electronics Corp.*	130,400	1,420,754
Resona Holdings, Inc.	113,705	584,061
Ricoh Co. Ltd.	34,500	335,419
Rinnai Corp.	1,800	154,046
Rohm Co. Ltd.	4,600	394,081
Ryohin Keikaku Co. Ltd.	1,200	353,521
Sankyo Co. Ltd.(x)	2,700	86,141
Santen Pharmaceutical Co. Ltd.	19,100	300,949
SBI Holdings, Inc.	11,660	175,535
Secom Co. Ltd.	10,500	765,350
Sega Sammy Holdings, Inc.	9,700	135,511
Seibu Holdings, Inc.	8,300	141,769
Seiko Epson Corp.(x)	14,000	338,787
Sekisui Chemical Co. Ltd.	21,200	417,123
Sekisui House Ltd.	29,300	493,823
Seven & i Holdings Co. Ltd.	36,200	1,397,814
Seven Bank Ltd.(x)	32,000	115,459
Sharp Corp.(x)*	7,700	232,317
Shimadzu Corp.	11,000	216,627
Shimamura Co. Ltd.	1,200	143,968
Shimano, Inc.	3,800	506,216
Shimizu Corp.	26,000	288,132
Shin-Etsu Chemical Co. Ltd.	18,800	1,680,764
Shinsei Bank Ltd.	9,600	153,651
Shionogi & Co. Ltd.	14,700	803,552
Shiseido Co. Ltd.	17,600	704,156
Shizuoka Bank Ltd. (The)	21,000	188,865
Showa Shell Sekiyu KK	9,500	109,331
SMC Corp.	2,800	987,621
SoftBank Group Corp.	40,300	3,253,368
Sohgo Security Services Co. Ltd.(x)	3,700	169,669
Sompo Holdings, Inc.	17,581	684,022
Sony Corp.	62,000	2,306,439
Sony Financial Holdings, Inc.	9,000	147,647
Stanley Electric Co. Ltd.	7,700	263,795
Start Today Co. Ltd.	8,700	275,632
Subaru Corp.	30,700	1,107,683
Sumitomo Chemical Co. Ltd.	77,000	481,058
Sumitomo Corp.	56,000	805,474
Sumitomo Dainippon Pharma Co. Ltd.(x)	8,400	109,288
Sumitomo Electric Industries Ltd.	36,700	599,463
Sumitomo Heavy Industries Ltd.	5,800	232,464
Sumitomo Metal Mining Co. Ltd.(x)	13,000	417,525
Sumitomo Mitsui Financial Group, Inc.(x)	66,007	2,534,106
Sumitomo Mitsui Trust Holdings, Inc.	15,202	548,636
Sumitomo Realty & Development Co. Ltd.	18,000	544,679
Sumitomo Rubber Industries Ltd.	9,100	166,756
Sundrug Co. Ltd.	3,400	140,804
Suntory Beverage & Food Ltd.	7,200	320,569
Suruga Bank Ltd.(x)	9,400	202,661
Suzuken Co. Ltd.	3,410	121,218
Suzuki Motor Corp.(x)	90,800	4,762,511
Sysmex Corp.	8,100	516,845
T&D Holdings, Inc.	27,200	394,856
Taiheiyo Cement Corp.	6,400	247,127
Taisei Corp.	10,000	524,328
Taisho Pharmaceutical Holdings Co. Ltd.	1,000	75,894
Taiyo Nippon Sanso Corp.(x)	7,100	84,045
Takashimaya Co. Ltd.	14,000	131,135
Takeda Pharmaceutical Co. Ltd.	34,500	1,905,203
TDK Corp.	57,100	3,876,863
Teijin Ltd.	10,000	197,112
Terumo Corp.	16,100	633,126
THK Co. Ltd.	5,900	200,818
Tobu Railway Co. Ltd.	10,200	280,098
Toho Co. Ltd.	6,000	209,287
Toho Gas Co. Ltd.(x)	4,000	117,130
Tohoku Electric Power Co., Inc.	23,500	298,854
Tokio Marine Holdings, Inc.	32,600	1,275,318
Tokyo Electric Power Co. Holdings, Inc.*	74,500	300,582
Tokyo Electron Ltd.	7,900	1,213,170
Tokyo Gas Co. Ltd.	19,200	470,594
Tokyo Tatemono Co. Ltd.	10,600	135,556
Tokyu Corp.	26,000	368,078
Tokyu Fudosan Holdings Corp.	23,000	138,787
Toppan Printing Co. Ltd.	26,000	257,863
Toray Industries, Inc.	68,300	662,515
Toshiba Corp.*	178,000	498,289
Tosoh Corp.	14,500	326,790
TOTO Ltd.	7,600	320,142
Toyo Seikan Group Holdings Ltd.	8,000	133,659
Toyo Suisan Kaisha Ltd.	4,100	150,664
Toyoda Gosei Co. Ltd.	3,500	82,706
Toyota Industries Corp.(x)	8,500	488,736
Toyota Motor Corp.	128,174	7,643,169
Toyota Tsusho Corp.	10,400	341,506
Trend Micro, Inc.	6,000	295,401
Tsuruha Holdings, Inc.	1,700	203,199
Unicharm Corp.	18,200	416,647
United Urban Investment Corp. (REIT)	139	203,574
USS Co. Ltd.	10,700	215,854
West Japan Railway Co.	7,500	521,351
Yahoo Japan Corp.(x)	73,000	346,430
Yakult Honsha Co. Ltd.(x)	4,400	317,121
Yamada Denki Co. Ltd.(x)	35,200	192,384
Yamaguchi Financial Group, Inc.(x)	11,000	128,745

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Yamaha Corp.(x)	8,700	$320,862
Yamaha Motor Co. Ltd.	13,400	401,315
Yamato Holdings Co. Ltd.(x)	18,100	365,378
Yamazaki Baking Co. Ltd.	6,000	108,349
Yaskawa Electric Corp.	11,600	367,509
Yokogawa Electric Corp.	10,800	183,895
Yokohama Rubber Co. Ltd. (The)	5,000	103,088

		216,393,906

Jersey (0.0%)
Randgold Resources Ltd.	4,890	479,323

Jordan (0.0%)
Hikma Pharmaceuticals plc	6,912	112,164

Luxembourg (0.1%)
ArcelorMittal*	30,901	797,090
Eurofins Scientific SE	552	348,778
Millicom International Cellular SA (SDR)	3,523	232,491
RTL Group SA	2,084	157,736
SES SA (FDR)	18,768	410,587
Tenaris SA	24,559	348,315

		2,294,997

Macau (0.0%)
MGM China Holdings Ltd.	40,000	95,857
Wynn Macau Ltd.	72,800	196,175

		292,032

Malaysia (0.6%)
Genting Malaysia Bhd	2,597,600	3,309,672
IHH Healthcare Bhd	2,496,100	3,399,070
Malayan Banking Bhd	1,248,014	2,816,714
Malaysia Airports Holdings Bhd	1,060,800	2,135,417
Sime Darby Bhd	1,399,800	2,990,218

		14,651,091

Mexico (0.8%)
Alsea SAB de CV	469,732	1,727,510
Cemex SAB de CV (ADR)*	438,108	3,978,020
Fomento Economico Mexicano SAB de CV (ADR)	43,417	4,147,626
Fresnillo plc	10,590	199,378
Grupo Financiero Banorte SAB de CV, Class O	1,051,873	7,253,938
Grupo Financiero Santander Mexico SAB de CV (ADR), Class B	90,174	909,856

		18,216,328

Netherlands (1.4%)
ABN AMRO Group NV (CVA)(m)	18,455	552,715
Aegon NV	91,232	531,372
Akzo Nobel NV	12,627	1,165,851
Altice NV, Class A(x)*	23,454	469,720
Altice NV, Class B*	5,146	102,787
ASML Holding NV	18,335	3,121,583
Boskalis Westminster	5,149	179,982
EXOR NV	5,703	361,621
Gemalto NV	4,154	185,559
Heineken Holding NV	4,967	466,704
Heineken NV	12,732	1,258,761
ING Groep NV	190,110	3,505,180
Koninklijke Ahold Delhaize NV	61,027	1,141,062
Koninklijke DSM NV	9,216	754,407
Koninklijke KPN NV	165,557	568,427
Koninklijke Philips NV	45,658	1,884,934
Koninklijke Vopak NV	3,735	163,796
NN Group NV	15,402	644,590
NXP Semiconductors NV*	17,291	1,955,439
Randstad Holding NV	6,031	373,082
Royal Dutch Shell plc, Class A	219,730	6,620,443
Royal Dutch Shell plc, Class B	183,953	5,655,874
Wolters Kluwer NV	15,098	697,624

		32,361,513

New Zealand (0.1%)
Auckland International Airport Ltd.	51,599	240,018
Contact Energy Ltd.	38,090	151,318
Fletcher Building Ltd.	32,279	186,288
Mercury NZ Ltd.	45,747	112,016
Meridian Energy Ltd.	66,025	135,678
Ryman Healthcare Ltd.	19,321	129,368
Spark New Zealand Ltd.	84,323	222,309

		1,176,995

Norway (0.2%)
DNB ASA	48,275	972,834
Gjensidige Forsikring ASA	9,152	159,265
Marine Harvest ASA*	18,997	375,671
Norsk Hydro ASA	59,573	433,081
Orkla ASA	41,997	430,806
Schibsted ASA, Class A	3,863	99,528
Schibsted ASA, Class B	4,869	114,931
Statoil ASA	54,768	1,095,429
Telenor ASA	37,635	795,748
Yara International ASA	9,338	418,214

		4,895,507

Pakistan (0.1%)
Lucky Cement Ltd. (GDR)(m)(r)†	36,836	750,767
United Bank Ltd. (GDR)(m)(r)†	269,289	1,846,744

		2,597,511

Panama (0.1%)
Copa Holdings SA, Class A	19,731	2,457,101

Peru (0.2%)
Credicorp Ltd.	24,278	4,977,476

Philippines (0.4%)
Ayala Corp.	18,520	353,633
Ayala Land, Inc.	3,359,500	2,876,765
Metropolitan Bank & Trust Co.	2,148,347	3,658,147
SM Investments Corp.	182,232	3,167,568

		10,056,113

Poland (0.7%)
Bank Zachodni WBK SA	35,208	3,370,281
CCC SA	45,740	3,459,644
LPP SA	1,067	2,389,580
Powszechna Kasa Oszczednosci Bank Polski SA*	439,578	4,256,040
Powszechny Zaklad Ubezpieczen SA	207,101	2,610,755

		16,086,300

Portugal (0.2%)
EDP - Energias de Portugal SA	118,211	444,988
Galp Energia SGPS SA	21,329	378,005
Jeronimo Martins SGPS SA	143,393	2,828,557

		3,651,550

Russia (0.8%)
Gazprom PJSC (ADR)	817,333	3,424,625
Mail.Ru Group Ltd. (GDR)(m)*	59,959	1,976,249
MMC Norilsk Nickel PJSC (ADR)	173,002	2,975,634
Sberbank of Russia PJSC (ADR)	181,802	2,594,314
X5 Retail Group NV (GDR)(m)*	86,730	3,893,310
Yandex NV, Class A*	89,485	2,948,531

		17,812,663

Singapore (0.4%)
Ascendas REIT (REIT)	129,286	253,530
CapitaLand Commercial Trust (REIT)	104,300	127,256
CapitaLand Ltd.	130,900	345,477
CapitaLand Mall Trust (REIT)	127,000	187,254
City Developments Ltd.	20,600	172,065
ComfortDelGro Corp. Ltd.	110,000	168,676

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
DBS Group Holdings Ltd.	88,900	$1,364,516
Genting Singapore plc	279,857	241,389
Global Logistic Properties Ltd.	130,100	316,510
Golden Agri-Resources Ltd.	370,225	102,351
Jardine Cycle & Carriage Ltd.	4,533	131,467
Keppel Corp. Ltd.	60,500	289,465
Oversea-Chinese Banking Corp. Ltd.	159,778	1,314,551
SATS Ltd.	34,100	115,891
Sembcorp Industries Ltd.	40,400	88,160
Singapore Airlines Ltd.	30,000	222,050
Singapore Exchange Ltd.	30,200	164,531
Singapore Press Holdings Ltd.(x)	78,600	157,611
Singapore Technologies Engineering Ltd.	80,400	203,897
Singapore Telecommunications Ltd.	389,500	1,056,699
StarHub Ltd.	31,288	59,972
Suntec REIT (REIT)	124,000	170,489
United Overseas Bank Ltd.	65,867	1,141,122
UOL Group Ltd.	25,343	151,709
Wilmar International Ltd.	77,800	182,391

		8,729,029

South Africa (0.5%)
AVI Ltd.	294,330	2,128,328
Capitec Bank Holdings Ltd.	32,685	2,073,951
Clicks Group Ltd.	147,168	1,717,807
Investec plc	31,322	228,744
Mediclinic International plc	19,487	169,732
Mondi plc (Johannesburg Stock Exchange)	17,209	461,165
Mondi plc (London Stock Exchange)	19,099	513,133
Naspers Ltd., Class N	10,680	2,303,433
Novus Holdings Ltd.	3,694	1,782
Steinhoff International Holdings NV	581,019	2,576,203

		12,174,278

South Korea (1.5%)
CJ Corp.	14,428	2,147,792
Coway Co. Ltd.	20,500	1,682,455
Hanssem Co. Ltd.	7,554	999,198
Hugel, Inc.*	4,507	2,072,980
Hyundai Development Co-Engineering & Construction	51,864	1,616,575
Hyundai Motor Co.	17,892	2,351,025
Korea Aerospace Industries Ltd.	53,514	2,041,788
Korea Electric Power Corp.	67,204	2,288,345
Mando Corp.	8,833	1,962,717
NAVER Corp.	5,760	3,746,628
Samsung Electronics Co. Ltd.	4,617	10,335,695
Samsung Electronics Co. Ltd. (Preference)(q)	2,334	4,201,954

		35,447,152

Spain (1.5%)
Abertis Infraestructuras SA	33,150	669,978
ACS Actividades de Construccion y Servicios SA	12,039	446,147
Aena SME SA(m)	3,122	563,631
Amadeus IT Group SA, Class A	21,481	1,396,108
Banco Bilbao Vizcaya Argentaria SA	588,962	5,263,168
Banco de Sabadell SA	276,179	576,451
Banco Santander SA	787,804	5,500,040
Bankia SA	47,252	227,856
Bankinter SA	34,807	329,272
CaixaBank SA	166,336	833,552
Distribuidora Internacional de Alimentacion SA	35,111	204,791
Enagas SA	10,312	290,373
Endesa SA	16,364	368,922
Ferrovial SA	21,919	482,501
Gas Natural SDG SA	18,038	399,307
Grifols SA	14,706	428,442
Iberdrola SA	287,918	2,236,388
Industria de Diseno Textil SA	244,119	9,199,596
Mapfre SA	59,016	192,094
Red Electrica Corp. SA	21,700	456,008
Repsol SA	60,782	1,119,958
Siemens Gamesa Renewable Energy SA	11,914	155,526
Telefonica SA	222,680	2,419,201

		33,759,310

Sweden (1.1%)
Alfa Laval AB	15,271	372,921
Assa Abloy AB, Class B	266,432	6,084,341
Atlas Copco AB, Class A	32,001	1,355,099
Atlas Copco AB, Class B	19,531	757,270
Boliden AB	13,803	467,223
Electrolux AB	10,338	351,077
Essity AB, Class B*	28,944	787,485
Getinge AB, Class B	11,784	220,926
Hennes & Mauritz AB, Class B	44,901	1,163,196
Hexagon AB, Class B	13,319	660,153
Husqvarna AB, Class B	21,453	220,722
ICA Gruppen AB(x)	3,901	146,607
Industrivarden AB, Class C	8,530	216,054
Investor AB, Class B	22,845	1,128,380
Kinnevik AB, Class B	9,984	325,572
L E Lundbergforetagen AB, Class B	1,921	153,540
Lundin Petroleum AB*	9,602	210,080
Nordea Bank AB	150,867	2,044,926
Sandvik AB	53,234	918,290
Securitas AB, Class B	15,680	262,588
Skandinaviska Enskilda Banken AB, Class A	76,536	1,008,277
Skanska AB, Class B	17,472	404,789
SKF AB, Class B	18,847	410,728
Svenska Handelsbanken AB, Class A	75,973	1,146,372
Swedbank AB, Class A	45,217	1,250,214
Swedish Match AB	9,137	320,500
Tele2 AB, Class B	17,843	204,173
Telefonaktiebolaget LM Ericsson, Class B	153,132	879,321
Telia Co. AB	131,306	618,411
Volvo AB, Class B	77,114	1,486,439

		25,575,674

Switzerland (3.2%)
ABB Ltd. (Registered)	96,669	2,389,896
Adecco Group AG (Registered)*	7,494	583,516
Baloise Holding AG (Registered)	2,580	408,175
Barry Callebaut AG (Registered)*	107	163,978
Chocoladefabriken Lindt & Spruengli AG	50	285,279
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	346,724
Cie Financiere Richemont SA (Registered)	25,563	2,336,268
Coca-Cola HBC AG*	9,391	317,744
Credit Suisse Group AG (Registered)*	291,393	4,613,058
DKSH Holding AG	22,801	1,939,033
Dufry AG (Registered)*	1,750	277,947
EMS-Chemie Holding AG (Registered)	426	283,311
Ferguson plc	12,631	828,674
Geberit AG (Registered)	1,861	880,388

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Givaudan SA (Registered)	463	$1,007,426
Glencore plc*	600,926	2,753,923
Julius Baer Group Ltd.*	10,339	611,788
Kuehne + Nagel International AG (Registered)	2,780	514,746
LafargeHolcim Ltd. (Registered)*	21,806	1,274,559
Lonza Group AG (Registered)*	3,505	919,368
Nestle SA (Registered)	152,848	12,801,128
Novartis AG (Registered)	109,672	9,388,970
Pargesa Holding SA	1,598	132,843
Partners Group Holding AG	863	585,523
Roche Holding AG	42,250	10,785,563
Schindler Holding AG	2,126	469,615
Schindler Holding AG (Registered)	1,052	226,294
SGS SA (Registered)	285	683,694
Sika AG	100	744,049
Sonova Holding AG (Registered)	2,558	434,016
STMicroelectronics NV	31,917	617,521
Straumann Holding AG (Registered)	476	305,749
Swatch Group AG (The)	1,525	634,347
Swatch Group AG (The) (Registered)	2,842	226,427
Swiss Life Holding AG (Registered)*	1,567	551,974
Swiss Prime Site AG (Registered)*	3,333	299,621
Swiss Re AG	16,330	1,478,950
Swisscom AG (Registered)	1,214	622,075
UBS Group AG (Registered)*	512,683	8,762,228
Vifor Pharma AG(x)	1,990	234,275
Zurich Insurance Group AG	7,379	2,251,001

		74,971,664

Taiwan (1.2%)
Advanced Semiconductor Engineering, Inc.	1,675,564	2,049,974
Advantech Co. Ltd.	140,195	998,619
Delta Electronics, Inc.	455,536	2,343,478
Hon Hai Precision Industry Co. Ltd.	777,600	2,692,521
Largan Precision Co. Ltd.	18,000	3,163,831
Nanya Technology Corp.	424,000	1,199,683
Nien Made Enterprise Co. Ltd.	211,000	2,163,995
Taiwan Semiconductor Manufacturing Co. Ltd.	1,684,133	12,023,968
Uni-President Enterprises Corp.	567,830	1,189,065

		27,825,134

United Kingdom (5.7%)
3i Group plc	47,416	580,097
Admiral Group plc	9,820	239,095
Anglo American plc(x)	66,571	1,194,903
Ashtead Group plc	24,270	585,067
Associated British Foods plc	16,757	716,968
AstraZeneca plc	62,142	4,126,042
Auto Trader Group plc(m)	49,418	259,914
Aviva plc	194,212	1,338,956
Babcock International Group plc	13,036	144,550
BAE Systems plc	159,473	1,349,476
Barclays plc	830,373	2,151,405
Barratt Developments plc	51,590	424,808
Berkeley Group Holdings plc	6,879	342,628
BP plc	960,668	6,144,260
British American Tobacco plc	112,961	7,071,901
British Land Co. plc (The) (REIT)	50,387	406,462
BT Group plc	409,563	1,558,084
Bunzl plc	17,349	527,024
Burberry Group plc	21,641	510,381
Capita plc	34,427	260,647
Centrica plc	255,227	639,548
Circassia Pharmaceuticals plc*	561,191	627,917
CNH Industrial NV	51,921	623,473
Cobham plc	127,209	248,360
Coca-Cola European Partners plc	10,513	440,788
Compass Group plc	76,481	1,622,330
ConvaTec Group plc(m)	58,514	214,762
Croda International plc	6,927	352,073
DCC plc	4,555	442,213
Diageo plc	123,645	4,064,236
Direct Line Insurance Group plc	72,834	354,865
Dixons Carphone plc	50,901	131,913
Earthport plc*	1,461,641	487,201
easyJet plc	9,383	153,016
Experian plc	44,245	888,732
Fiat Chrysler Automobiles NV*	53,451	957,714
G4S plc	79,705	297,237
GKN plc	82,254	381,362
GlaxoSmithKline plc	241,165	4,810,253
Hammerson plc (REIT)	40,789	293,510
Hargreaves Lansdown plc	12,384	245,599
HSBC Holdings plc	984,122	9,720,311
IMI plc	12,390	206,370
Imperial Brands plc	46,760	1,995,043
Inmarsat plc	21,290	183,582
InterContinental Hotels Group plc	9,294	491,682
International Consolidated Airlines Group SA (London Stock Exchange)	390,180	3,103,062
International Consolidated Airlines Group SA (Turquoise Stock Exchange)	31,790	253,239
Intertek Group plc	7,902	527,528
Intu Properties plc (REIT)	29,632	91,524
ITV plc	184,967	433,004
J Sainsbury plc	85,832	273,620
Johnson Matthey plc	10,065	461,259
Kingfisher plc	112,586	450,333
Land Securities Group plc (REIT)	36,294	472,970
Legal & General Group plc	280,221	975,914
Lloyds Banking Group plc	3,491,071	3,168,433
London Stock Exchange Group plc	15,428	791,796
Marks & Spencer Group plc	85,656	405,629
Meggitt plc	40,518	282,872
Merlin Entertainments plc(m)	35,451	211,632
Micro Focus International plc	21,496	687,567
National Grid plc	168,722	2,090,405
Next plc	6,935	488,807
Old Mutual plc	246,477	641,402
Pearson plc	42,660	349,846
Pentair plc	5,125	348,295
Persimmon plc	13,843	478,951
Provident Financial plc(x)	7,600	84,578
Prudential plc	402,673	9,639,629
Reckitt Benckiser Group plc	32,524	2,969,253
RELX NV	48,273	1,027,540
RELX plc	51,298	1,125,263
Rio Tinto Ltd.	20,108	1,049,359
Rio Tinto plc	60,197	2,801,460
Rolls-Royce Holdings plc*	83,147	988,269
Royal Bank of Scotland Group plc*	161,618	581,052
Royal Mail plc	46,538	239,591
RSA Insurance Group plc	52,506	438,331
Sage Group plc (The)	55,884	523,069
Schroders plc	6,138	275,946
Segro plc (REIT)	50,025	359,300
Severn Trent plc	12,263	357,077
Sky plc	51,476	631,147
Smith & Nephew plc	40,688	734,955
Smiths Group plc	20,121	425,193

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SSE plc	47,449	$888,236
St James’s Place plc	25,005	383,987
Standard Chartered plc*	159,398	1,584,008
Standard Life Aberdeen plc	126,579	735,285
Tate & Lyle plc	24,043	208,931
Taylor Wimpey plc	169,913	445,121
TechnipFMC plc (Aquis Stock Exchange)*	112,828	3,122,423
TechnipFMC plc (Turquoise Stock Exchange)*	13,943	389,289
Tesco plc*	411,861	1,032,869
Travis Perkins plc	12,940	251,077
Unilever NV (CVA)	80,005	4,731,678
Unilever plc	189,062	10,941,887
United Utilities Group plc	35,463	406,062
Vodafone Group plc	1,306,575	3,655,692
Weir Group plc (The)	10,826	285,059
Whitbread plc	9,450	476,889
Wm Morrison Supermarkets plc	114,737	359,923
Worldpay Group plc(m)	90,979	496,181
WPP plc	61,215	1,136,089

		133,576,544

United States (36.7%)
3M Co.	43,994	9,234,341
Abbott Laboratories	55,196	2,945,259
AbbVie, Inc.	50,638	4,499,693
ACADIA Pharmaceuticals, Inc.(x)*	78,500	2,957,095
Accenture plc, Class A	19,574	2,643,860
Activision Blizzard, Inc.	23,971	1,546,369
Acuity Brands, Inc.(x)	1,359	232,770
Adobe Systems, Inc.*	65,135	9,716,839
Advance Auto Parts, Inc.	2,226	220,819
Advanced Micro Devices, Inc.(x)*	26,081	332,533
AES Corp.	20,148	222,031
Aetna, Inc.	66,945	10,644,924
Affiliated Managers Group, Inc.	1,712	324,989
Aflac, Inc.	12,557	1,022,014
Agilent Technologies, Inc.	10,126	650,089
Air Products & Chemicals, Inc.	6,910	1,044,930
Akamai Technologies, Inc.*	5,328	259,580
Alaska Air Group, Inc.(x)	3,842	293,029
Albemarle Corp.(x)	3,504	477,630
Alexandria Real Estate Equities, Inc. (REIT)	3,053	363,215
Alexion Pharmaceuticals, Inc.*	7,143	1,002,091
Align Technology, Inc.*	2,272	423,205
Allegion plc	2,954	255,432
Allergan plc	10,597	2,171,855
Alliance Data Systems Corp.	1,535	340,079
Alliant Energy Corp.	7,251	301,424
Allstate Corp. (The)	11,386	1,046,487
Alphabet, Inc., Class A*	20,152	19,622,405
Alphabet, Inc., Class C*	19,890	19,076,698
Altria Group, Inc.	61,024	3,870,142
Amazon.com, Inc.*	12,656	12,166,846
Ameren Corp.	7,700	445,368
American Airlines Group, Inc.	13,761	653,510
American Electric Power Co., Inc.	15,655	1,099,607
American Express Co.	23,289	2,106,723
American International Group, Inc.	28,686	1,761,034
American Tower Corp. (REIT)	13,666	1,867,869
American Water Works Co., Inc.	5,659	457,870
Ameriprise Financial, Inc.	4,694	697,106
AmerisourceBergen Corp.	5,097	421,777
AMETEK, Inc.	7,372	486,847
Amgen, Inc.	23,207	4,326,945
Amphenol Corp., Class A	9,702	821,177
Anadarko Petroleum Corp.	17,728	866,013
Analog Devices, Inc.	11,696	1,007,844
Andeavor	4,512	465,413
ANSYS, Inc.*	2,664	326,953
Anthem, Inc.	43,859	8,327,947
AO Smith Corp.	4,465	265,355
Aon plc	8,083	1,180,926
Apache Corp.	12,242	560,684
Apartment Investment & Management Co. (REIT), Class A	4,958	217,458
Apple, Inc.	164,301	25,322,070
Applied Materials, Inc.	33,792	1,760,225
Archer-Daniels-Midland Co.	17,625	749,239
Arconic, Inc.	12,322	306,571
Arthur J Gallagher & Co.	5,682	349,727
Assurant, Inc.	1,672	159,709
AT&T, Inc.	194,876	7,633,293
Autodesk, Inc.*	6,971	782,564
Automatic Data Processing, Inc.	14,054	1,536,383
AutoZone, Inc.*	890	529,648
AvalonBay Communities, Inc. (REIT)	4,365	778,803
Avery Dennison Corp.	2,711	266,600
Baker Hughes a GE Co.	13,749	503,488
Ball Corp.	11,095	458,223
Bank of America Corp.	311,804	7,901,113
Bank of New York Mellon Corp. (The)	32,698	1,733,648
Baxter International, Inc.	15,942	1,000,360
BB&T Corp.	25,355	1,190,164
Becton Dickinson and Co.	7,225	1,415,739
Berkshire Hathaway, Inc., Class B*	61,193	11,217,901
Best Buy Co., Inc.	8,348	475,502
Biogen, Inc.*	18,692	5,852,839
BioMarin Pharmaceutical, Inc.*	17,710	1,648,270
BlackRock, Inc.‡	3,942	1,762,429
Bluebird Bio, Inc.(x)*	17,140	2,354,179
Blueprint Medicines Corp.*	26,610	1,853,919
Boeing Co. (The)	17,673	4,492,653
BorgWarner, Inc.	6,374	326,540
Boston Properties, Inc. (REIT)	4,961	609,608
Boston Scientific Corp.*	43,560	1,270,645
Brighthouse Financial, Inc.*	2,847	173,098
Bristol-Myers Squibb Co.	52,070	3,318,942
Broadcom Ltd.	12,923	3,134,344
Brown-Forman Corp., Class B	6,215	337,474
CA, Inc.	10,287	343,380
Cabot Oil & Gas Corp.	14,669	392,396
Cadence Design Systems, Inc.*	8,892	350,967
Campbell Soup Co.	6,065	283,963
Capital One Financial Corp.	15,339	1,298,600
Cardinal Health, Inc.	9,977	667,661
CarMax, Inc.(x)*	5,635	427,189
Carnival Corp.	12,963	837,021
Carnival plc	8,865	563,426
Caterpillar, Inc.	18,725	2,335,195
CBOE Holdings, Inc.	3,579	385,208
CBRE Group, Inc., Class A*	9,669	366,262
CBS Corp. (Non-Voting), Class B	11,674	677,092
Celgene Corp.*	24,848	3,623,335
Centene Corp.*	32,075	3,103,898
CenterPoint Energy, Inc.	14,038	410,050
CenturyLink, Inc.(x)	17,179	324,683
Cerner Corp.*	9,998	713,057
CF Industries Holdings, Inc.	7,733	271,892
CH Robinson Worldwide, Inc.(x)	4,372	332,709
Charles Schwab Corp. (The)	37,911	1,658,227

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Charter Communications, Inc., Class A*	6,385	$2,320,437
Chesapeake Energy Corp.(x)*	29,386	126,360
Chevron Corp.	60,314	7,086,895
Chipotle Mexican Grill, Inc.(x)*	796	245,033
Chubb Ltd.	14,725	2,099,049
Church & Dwight Co., Inc.	7,719	373,986
Cigna Corp.	7,997	1,494,959
Cimarex Energy Co.	3,156	358,743
Cincinnati Financial Corp.	4,738	362,789
Cintas Corp.	2,669	385,083
Cisco Systems, Inc.	158,423	5,327,765
Citigroup, Inc.	237,043	17,242,508
Citizens Financial Group, Inc.	15,922	602,966
Citrix Systems, Inc.*	4,411	338,853
Clorox Co. (The)	4,137	545,712
CME Group, Inc.	10,816	1,467,515
CMS Energy Corp.	9,131	422,948
Coach, Inc.	9,074	365,501
Coca-Cola Co. (The)	121,930	5,488,069
Cognizant Technology Solutions Corp., Class A	18,732	1,358,819
Colgate-Palmolive Co.	137,532	10,019,206
Comcast Corp., Class A	149,604	5,756,762
Comerica, Inc.	5,408	412,414
Conagra Brands, Inc.	13,334	449,889
Concho Resources, Inc.*	4,823	635,286
ConocoPhillips	38,701	1,936,985
Consolidated Edison, Inc.	9,901	798,813
Constellation Brands, Inc., Class A	5,445	1,086,005
Cooper Cos., Inc. (The)	1,572	372,737
Corning, Inc.	28,527	853,528
Costco Wholesale Corp.	13,935	2,289,381
Coty, Inc., Class A	15,065	249,024
CR Bard, Inc.	2,353	754,136
Crown Castle International Corp. (REIT)	13,011	1,300,840
CSRA, Inc.	5,273	170,160
CSX Corp.	28,948	1,570,718
Cummins, Inc.	5,008	841,494
CVS Health Corp.	32,135	2,613,218
Danaher Corp.	19,407	1,664,732
Darden Restaurants, Inc.	4,054	319,374
DaVita, Inc.*	4,924	292,436
Deere & Co.	10,171	1,277,376
Delphi Automotive plc	8,528	839,155
Delta Air Lines, Inc.	21,183	1,021,444
DENTSPLY SIRONA, Inc.	7,381	441,458
Devon Energy Corp.	16,918	621,060
Digital Realty Trust, Inc. (REIT)	6,508	770,092
Discover Financial Services	11,697	754,223
Discovery Communications, Inc., Class A(x)*	4,925	104,853
Discovery Communications, Inc., Class C*	6,021	121,986
DISH Network Corp., Class A*	7,183	389,534
Dollar General Corp.	8,281	671,175
Dollar Tree, Inc.*	7,378	640,558
Dominion Energy, Inc.	20,426	1,571,372
Dover Corp.	4,881	446,075
DowDuPont, Inc.	74,047	5,126,274
DR Horton, Inc.	11,006	439,470
Dr Pepper Snapple Group, Inc.	5,677	502,244
DTE Energy Co.	5,602	601,431
Duke Energy Corp.	22,279	1,869,654
Duke Realty Corp. (REIT)	10,928	314,945
DXC Technology Co.	8,990	772,061
E*TRADE Financial Corp.*	8,578	374,087
Eastman Chemical Co.	4,588	415,168
Eaton Corp. plc	14,191	1,089,727
eBay, Inc.*	31,445	1,209,375
Ecolab, Inc.	8,282	1,065,148
Edison International	10,346	798,401
Edwards Lifesciences Corp.*	6,664	728,442
Electronic Arts, Inc.*	9,706	1,145,890
Eli Lilly & Co.	30,642	2,621,117
Emerson Electric Co.	20,407	1,282,376
Entergy Corp.	5,679	433,648
Envision Healthcare Corp.*	3,888	174,766
EOG Resources, Inc.	18,184	1,759,120
EQT Corp.	5,336	348,121
Equifax, Inc.	11,673	1,237,221
Equinix, Inc. (REIT)	2,484	1,108,609
Equity Residential (REIT)	11,577	763,272
Essex Property Trust, Inc. (REIT)	2,088	530,415
Estee Lauder Cos., Inc. (The), Class A	7,096	765,233
Everest Re Group Ltd.	1,302	297,364
Eversource Energy	9,906	598,719
Exelon Corp.	30,473	1,147,918
Expedia, Inc.	3,863	556,040
Expeditors International of Washington, Inc.	5,526	330,786
Express Scripts Holding Co.*	18,347	1,161,732
Extra Space Storage, Inc. (REIT)	3,926	313,766
Exxon Mobil Corp.	134,863	11,056,069
F5 Networks, Inc.*	2,006	241,843
Facebook, Inc., Class A*	126,575	21,627,870
Fastenal Co.	9,094	414,505
Federal Realty Investment Trust (REIT)	2,313	287,298
FedEx Corp.	7,824	1,764,938
Fidelity National Information Services, Inc.	10,693	998,619
Fifth Third Bancorp	23,560	659,209
FirstEnergy Corp.	14,512	447,405
Fiserv, Inc.*	6,593	850,233
FLIR Systems, Inc.	4,618	179,686
Flowserve Corp.	4,244	180,752
Fluor Corp.	4,129	173,831
FMC Corp.	4,129	368,761
FNF Group	75,502	3,583,325
Foot Locker, Inc.	4,013	141,338
Ford Motor Co.	124,273	1,487,548
Fortive Corp.	9,702	686,805
Fortune Brands Home & Security, Inc.	5,094	342,470
Franklin Resources, Inc.	10,445	464,907
Freeport-McMoRan, Inc.*	43,103	605,166
Gap, Inc. (The)	6,600	194,898
Garmin Ltd.(x)	3,424	184,793
Gartner, Inc.*	2,838	353,076
General Dynamics Corp.	8,857	1,820,822
General Electric Co.	274,956	6,648,436
General Mills, Inc.	18,278	946,069
General Motors Co.	41,694	1,683,604
Genuine Parts Co.	4,738	453,190
GGP, Inc. (REIT)	19,919	413,718
Gilead Sciences, Inc.	85,034	6,889,455
Global Payments, Inc.	4,834	459,375
Goldman Sachs Group, Inc. (The)	35,558	8,434,002
Goodyear Tire & Rubber Co. (The)	8,307	276,208
H&R Block, Inc.	6,844	181,229
Halliburton Co.	27,570	1,269,047
Hanesbrands, Inc.(x)	11,671	287,573
Harley-Davidson, Inc.(x)	5,466	263,516

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Harris Corp.	3,788	$498,804
Hartford Financial Services Group, Inc. (The)	11,695	648,254
Hasbro, Inc.	3,624	353,956
HCA Healthcare, Inc.*	9,311	741,062
HCP, Inc. (REIT)	14,800	411,884
Helmerich & Payne, Inc.(x)	3,179	165,658
Henry Schein, Inc.*	5,018	411,426
Hershey Co. (The)	4,433	483,951
Hess Corp.	8,865	415,680
Hewlett Packard Enterprise Co.	51,324	754,976
Hilton Worldwide Holdings, Inc.	6,335	439,966
Hologic, Inc.*	9,184	336,961
Home Depot, Inc. (The)	37,434	6,122,705
Honeywell International, Inc.	24,101	3,416,076
Hormel Foods Corp.	8,666	278,525
Host Hotels & Resorts, Inc. (REIT)	23,442	433,443
HP, Inc.	52,424	1,046,383
Humana, Inc.	4,577	1,115,095
Huntington Bancshares, Inc.	34,546	482,262
IDEXX Laboratories, Inc.*	2,717	422,466
IHS Markit Ltd.*	11,531	508,286
Illinois Tool Works, Inc.	9,866	1,459,773
Illumina, Inc.*	4,644	925,085
Incyte Corp.*	5,518	644,171
Ingersoll-Rand plc	8,094	721,742
Intel Corp.	149,193	5,681,269
Intercontinental Exchange, Inc.	18,527	1,272,805
International Business Machines Corp.	27,562	3,998,695
International Flavors & Fragrances, Inc.	2,415	345,128
International Game Technology plc	116,332	2,855,951
International Paper Co.	13,315	756,558
Interpublic Group of Cos., Inc. (The)	11,923	247,879
Intuit, Inc.	56,080	7,971,211
Intuitive Surgical, Inc.*	1,192	1,246,689
Invesco Ltd.	12,955	453,943
Ionis Pharmaceuticals, Inc.(x)*	47,980	2,432,586
Iron Mountain, Inc. (REIT)	8,392	326,449
Jacobs Engineering Group, Inc.	3,840	223,757
JB Hunt Transport Services, Inc.	2,828	314,134
JM Smucker Co. (The)	3,530	370,403
Johnson & Johnson	85,319	11,092,323
Johnson Controls International plc	29,324	1,181,464
JPMorgan Chase & Co.	111,742	10,672,478
Juniper Networks, Inc.	11,883	330,704
Kansas City Southern	3,256	353,862
Kellogg Co.	7,843	489,168
KeyCorp	34,882	656,479
Kimberly-Clark Corp.	11,266	1,325,783
Kimco Realty Corp. (REIT)	13,546	264,824
Kinder Morgan, Inc.	61,151	1,172,876
KLA-Tencor Corp.	4,946	524,276
Kohl’s Corp.(x)	5,046	230,350
Kraft Heinz Co. (The)	19,007	1,473,993
Kroger Co. (The)	28,098	563,646
L Brands, Inc.	8,005	333,088
L3 Technologies, Inc.	2,558	482,004
Laboratory Corp. of America Holdings*	3,238	488,841
Lam Research Corp.	5,143	951,661
Leggett & Platt, Inc.	3,943	188,199
Lennar Corp., Class A	6,579	347,371
Leucadia National Corp.	9,953	251,313
Level 3 Communications, Inc.*	9,375	499,594
Lincoln National Corp.	7,031	516,638
LKQ Corp.*	9,837	354,034
Lockheed Martin Corp.	7,984	2,477,355
Loews Corp.	8,740	418,296
Lowe’s Cos., Inc.	26,797	2,142,152
Loxo Oncology, Inc.*	11,520	1,061,222
LyondellBasell Industries NV, Class A	10,274	1,017,640
M&T Bank Corp.	4,758	766,228
Macerich Co. (The) (REIT)	3,274	179,972
MacroGenics, Inc.*	62,770	1,159,990
Macy’s, Inc.	9,141	199,457
Marathon Oil Corp.	26,427	358,350
Marathon Petroleum Corp.	16,038	899,411
Marriott International, Inc., Class A	10,059	1,109,105
Marsh & McLennan Cos., Inc.	16,125	1,351,436
Martin Marietta Materials, Inc.	1,929	397,818
Masco Corp.	9,803	382,415
Mastercard, Inc., Class A	29,698	4,193,358
Mattel, Inc.(x)	10,728	166,069
Maxim Integrated Products, Inc.	144,271	6,883,169
McCormick & Co., Inc. (Non-Voting)	3,780	387,979
McDonald’s Corp.	25,717	4,029,340
McKesson Corp.	6,696	1,028,573
Medtronic plc	43,050	3,347,999
Merck & Co., Inc.	87,023	5,572,083
MetLife, Inc.	33,733	1,752,429
Mettler-Toledo International, Inc.*	804	503,433
MGM Resorts International	16,465	536,594
Michael Kors Holdings Ltd.*	4,625	221,306
Microchip Technology, Inc.	7,519	675,056
Micron Technology, Inc.*	35,434	1,393,619
Microsoft Corp.	245,016	18,251,242
Mid-America Apartment Communities, Inc. (REIT)	3,590	383,699
Mohawk Industries, Inc.*	2,015	498,733
Molson Coors Brewing Co., Class B	5,926	483,799
Mondelez International, Inc., Class A	47,773	1,942,450
Monsanto Co.	13,944	1,670,770
Monster Beverage Corp.*	13,191	728,803
Moody’s Corp.	5,220	726,676
Morgan Stanley	44,905	2,163,074
Mosaic Co. (The)	10,497	226,630
Motorola Solutions, Inc.	5,056	429,103
Mylan NV*	17,055	535,015
Nasdaq, Inc.	3,881	301,049
National Oilwell Varco, Inc.	11,911	425,580
Navient Corp.	8,430	126,619
NetApp, Inc.	8,297	363,077
Netflix, Inc.*	13,717	2,487,578
Newell Brands, Inc.	15,749	672,010
Newfield Exploration Co.*	5,931	175,973
Newmont Mining Corp.	16,978	636,845
News Corp., Class A	13,066	173,255
News Corp., Class B	3,985	54,395
NextEra Energy, Inc.	14,913	2,185,500
Nielsen Holdings plc	10,625	440,406
NIKE, Inc., Class B	41,701	2,162,197
NiSource, Inc.	9,986	255,542
Noble Energy, Inc.	15,451	438,190
Nordstrom, Inc.	3,822	180,207
Norfolk Southern Corp.	9,194	1,215,815
Northern Trust Corp.	6,858	630,456
Northrop Grumman Corp.	5,548	1,596,271
NRG Energy, Inc.	9,212	235,735
Nucor Corp.	9,893	554,404
NVIDIA Corp.	19,063	3,407,893

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Occidental Petroleum Corp.	24,347	$1,563,321
Omnicom Group, Inc.	7,361	545,229
ONEOK, Inc.	12,003	665,086
Oracle Corp.	96,030	4,643,050
O’Reilly Automotive, Inc.*	2,781	598,944
PACCAR, Inc.	11,360	821,782
Packaging Corp. of America	2,908	333,489
Parker-Hannifin Corp.	4,191	733,509
Patterson Cos., Inc.(x)	2,292	88,586
Paychex, Inc.	10,369	621,725
PayPal Holdings, Inc.*	101,592	6,504,936
People’s United Financial, Inc.	10,585	192,012
PepsiCo, Inc.	45,457	5,065,274
PerkinElmer, Inc.	3,532	243,602
Perrigo Co. plc	4,219	357,138
Pfizer, Inc.	189,262	6,756,653
PG&E Corp.	16,250	1,106,463
Philip Morris International, Inc.	49,236	5,465,688
Phillips 66	13,641	1,249,652
Pinnacle West Capital Corp.	3,538	299,173
Pioneer Natural Resources Co.	5,382	794,060
PNC Financial Services Group, Inc. (The)‡	15,241	2,054,030
PPG Industries, Inc.	8,123	882,645
PPL Corp.	21,607	819,986
Praxair, Inc.	9,074	1,268,001
Priceline Group, Inc. (The)*	1,564	2,863,402
Principal Financial Group, Inc.	8,600	553,324
Procter & Gamble Co. (The)	80,994	7,368,834
Progressive Corp. (The)	18,424	892,090
Prologis, Inc. (REIT)	16,893	1,072,030
Prudential Financial, Inc.	13,446	1,429,579
Public Service Enterprise Group, Inc.	15,962	738,242
Public Storage (REIT)	4,752	1,016,880
PulteGroup, Inc.	8,342	227,987
PVH Corp.	2,508	316,158
QIAGEN NV*	11,039	347,441
Qorvo, Inc.*	3,978	281,165
QUALCOMM, Inc.	47,003	2,436,636
Quanta Services, Inc.*	4,693	175,377
Quest Diagnostics, Inc.	4,242	397,221
Quintiles IMS Holdings, Inc.*	4,812	457,477
Ralph Lauren Corp.	1,622	143,206
Range Resources Corp.	7,493	146,638
Raymond James Financial, Inc.	4,065	342,801
Raytheon Co.	9,141	1,705,528
Realty Income Corp. (REIT)	8,476	484,742
Red Hat, Inc.*	5,565	616,936
Regency Centers Corp. (REIT)	4,876	302,507
Regeneron Pharmaceuticals, Inc.*	2,471	1,104,834
Regions Financial Corp.	37,875	576,836
Republic Services, Inc.	7,078	467,573
ResMed, Inc.	4,384	337,393
Robert Half International, Inc.	3,828	192,702
Rockwell Automation, Inc.	4,023	716,939
Rockwell Collins, Inc.	5,073	663,092
Roper Technologies, Inc.	3,203	779,610
Ross Stores, Inc.	12,410	801,314
Royal Caribbean Cruises Ltd.	5,558	658,845
S&P Global, Inc.	62,253	9,730,766
Sage Therapeutics, Inc.(x)*	29,050	1,809,815
salesforce.com, Inc.*	21,677	2,025,065
Samsonite International SA	1,162,800	4,986,661
SBA Communications Corp. (REIT)*	3,855	555,313
SCANA Corp.	4,648	225,382
Schlumberger Ltd.	44,157	3,080,392
Scripps Networks Interactive, Inc., Class A	3,084	264,885
Seagate Technology plc	9,089	301,482
Sealed Air Corp.	5,813	248,331
Sempra Energy	7,977	910,415
Sherwin-Williams Co. (The)	2,631	942,003
Shire plc	76,364	3,876,175
Signet Jewelers Ltd.(x)	1,776	118,193
Simon Property Group, Inc. (REIT)	9,784	1,575,322
Skyworks Solutions, Inc.	5,801	591,122
SL Green Realty Corp. (REIT)	3,172	321,387
Snap-on, Inc.	1,741	259,426
Southern Co. (The)	32,042	1,574,544
Southwest Airlines Co.	17,486	978,866
Stanley Black & Decker, Inc.	4,950	747,302
Starbucks Corp.	45,643	2,451,486
State Street Corp.	11,871	1,134,155
Stericycle, Inc.*	2,552	182,774
Stryker Corp.	10,231	1,453,007
SunTrust Banks, Inc.	15,357	917,888
Symantec Corp.	19,382	635,923
Synchrony Financial	23,779	738,338
Synopsys, Inc.*	4,778	384,772
Sysco Corp.	15,253	822,899
T. Rowe Price Group, Inc.	7,587	687,762
Target Corp.	17,140	1,011,431
Taro Pharmaceutical Industries Ltd.(x)*	749	84,405
TE Connectivity Ltd.	11,283	937,166
Texas Instruments, Inc.	31,489	2,822,674
Textron, Inc.	8,183	440,900
Thermo Fisher Scientific, Inc.	12,703	2,403,408
Tiffany & Co.	52,360	4,805,601
Time Warner, Inc.	24,852	2,546,087
TJX Cos., Inc. (The)	20,158	1,486,249
Torchmark Corp.	3,526	282,397
Total System Services, Inc.	5,249	343,810
Tractor Supply Co.	3,953	250,185
TransDigm Group, Inc.(x)	1,511	386,287
Travelers Cos., Inc. (The)	8,718	1,068,129
TripAdvisor, Inc.(x)*	3,310	134,154
Twenty-First Century Fox, Inc., Class A	33,142	874,286
Twenty-First Century Fox, Inc., Class B	13,947	359,693
Twitter, Inc.*	99,860	1,684,638
Tyson Foods, Inc., Class A	9,345	658,355
UDR, Inc. (REIT)	8,387	318,958
Ulta Beauty, Inc.*	1,885	426,123
Under Armour, Inc., Class A(x)*	5,968	98,353
Under Armour, Inc., Class C(x)*	5,929	89,053
Union Pacific Corp.	25,404	2,946,102
United Continental Holdings, Inc.*	8,210	499,825
United Parcel Service, Inc., Class B	54,401	6,533,016
United Rentals, Inc.*	2,786	386,530
United Technologies Corp.	23,484	2,726,023
UnitedHealth Group, Inc.	30,784	6,029,046
Universal Health Services, Inc., Class B	2,741	304,087
Unum Group	7,194	367,829
US Bancorp	50,803	2,722,533
Valero Energy Corp.	13,968	1,074,558
Varian Medical Systems, Inc.*	3,021	302,281
Ventas, Inc. (REIT)	11,477	747,497
VeriSign, Inc.(x)*	2,790	296,828
Verisk Analytics, Inc.*	4,935	410,543
Verizon Communications, Inc.	129,299	6,399,008
Vertex Pharmaceuticals, Inc.*	8,059	1,225,290

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	10,388	$660,365
Viacom, Inc., Class B	10,777	300,032
Visa, Inc., Class A	58,067	6,110,971
Vornado Realty Trust (REIT)	5,517	424,147
Vulcan Materials Co.	4,250	508,300
Walgreens Boots Alliance, Inc.	29,269	2,260,152
Wal-Mart Stores, Inc.	46,490	3,632,729
Walt Disney Co. (The)	98,475	9,706,681
Waste Management, Inc.	12,874	1,007,648
Waters Corp.*	2,536	455,263
WEC Energy Group, Inc.	9,878	620,141
Wells Fargo & Co.	142,120	7,837,918
Welltower, Inc. (REIT)	11,790	828,601
Western Digital Corp.	9,479	818,986
Western Union Co. (The)	15,091	289,747
WestRock Co.	8,312	471,540
Weyerhaeuser Co. (REIT)	24,302	826,997
Whirlpool Corp.	2,335	430,667
Williams Cos., Inc. (The)	26,239	787,432
Willis Towers Watson plc	4,264	657,637
WW Grainger, Inc.(x)	1,596	286,881
Wyndham Worldwide Corp.	3,293	347,115
Wynn Resorts Ltd.	2,561	381,384
Xcel Energy, Inc.	16,065	760,196
Xerox Corp.	6,470	215,386
Xilinx, Inc.	8,064	571,173
Xylem, Inc.	5,783	362,189
Yum Brands, Inc.	10,942	805,441
Zimmer Biomet Holdings, Inc.	39,754	4,654,796
Zions Bancorp	6,159	290,582
Zoetis, Inc.	15,609	995,230

		853,583,588

Total Common Stocks (90.7%) (Cost $1,212,378,455)		2,108,090,977

PREFERRED STOCKS:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $4,368)	996,983	151,104

	Number of Rights	Value (Note 1)
RIGHTS:
Singapore (0.0%)
CapitaLand Commercial Trust (REIT), expiring 10/19/17* (Cost $—)	17,313	3,727

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	13,458,773	13,462,811

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price 2,000,267, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $2,041,089.(xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price 1,700,149, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $1,734,001.(xx)	1,700,000	1,700,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price 800,083, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $816,004.(xx)	800,000	800,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price 2,100,210, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $2,142,007.(xx)	2,100,000	2,100,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price 500,052, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $510,005.(xx)	500,000	500,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price 1,600,160, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $1,632,008.(xx)	1,600,000	1,600,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price 1,457,879, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,486,9060.(xx)	1,457,751	1,457,751
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price 1,000,087, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,020,778.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price 5,301,103, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $5,410,122.(xx)	$5,300,000	$5,300,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price 3,000,265, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $3,060,000.(xx)	3,000,000	3,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price 2,000,408, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $2,040,005.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price 2,000,175, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $2,040,060.(xx)	2,000,000	2,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price 3,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $3,060,000.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		26,457,751

Total Short-Term Investments (1.7%) (Cost $39,920,562)		39,920,562

Total Investments (92.4%) (Cost $1,252,303,385)		2,148,166,370
Other Assets Less Liabilities (7.6%)		176,978,083

Net Assets (100%)		$2,325,144,453

*	Non-income producing.

†	Securities (totaling $2,597,511 or 0.1% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $13,036,122 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $25,925,950. This was secured by cash collateral of $26,457,751 which was subsequently invested in joint repurchase agreements with a total value of $26,457,751, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $609,424 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/05/17-11/15/46.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

USD — United States Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Sector Weightings as of September 30, 2017	Market Value	% of Net Assets
Financials	$426,254,891	18.3%
Information Technology	387,573,311	16.7
Consumer Discretionary	285,362,251	12.3
Industrials	242,396,085	10.4
Health Care	236,885,086	10.2
Consumer Staples	178,419,349	7.7
Energy	94,873,237	4.1
Materials	93,791,195	4.1
Telecommunication Services	58,900,369	2.5
Real Estate	56,519,412	2.4
Utilities	47,270,622	2.0
Repurchase Agreements	26,457,751	1.1
Investment Companies	13,462,811	0.6
Cash and Other	176,978,083	7.6

		100.0%

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	95,285	2,406,672	117,235	(129,596)	11,501	476,066	2,881,878	106,282	—
BlackRock, Inc.	3,942	1,616,914	36,441	(153,210)	73,857	188,427	1,762,429	29,698	—
PNC Financial Services Group, Inc. (The)	15,241	1,987,852	—	(214,154)	143,835	136,497	2,054,030	30,134	—

Total		6,011,438	153,676	(496,960)	229,193	800,990	6,698,337	166,114	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	986	12/2017	EUR	41,673,038	988,473
FTSE 100 Index	263	12/2017	GBP	25,830,624	(151,376)
S&P 500 E-Mini Index	852	12/2017	USD	107,185,860	2,267,262
SPI 200 Index	91	12/2017	AUD	10,114,602	(55,945)
TOPIX Index	173	12/2017	JPY	25,752,055	1,391,891

					4,440,305

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	1,985,397	USD	2,610,638	Citibank NA	12/15/2017	55,883

Total unrealized appreciation						55,883

USD	207,346	AUD	264,580	Citibank NA	10/04/2017	(188)
USD	457,472	ZAR	6,199,429	Citibank NA	10/04/2017	(356)
AUD	1,268,583	USD	1,018,152	Citibank NA	12/15/2017	(23,945)
EUR	3,151,569	USD	3,803,046	Citibank NA	12/15/2017	(62,750)
JPY	262,437,644	USD	2,430,503	Citibank NA	12/15/2017	(89,753)
USD	548,885	GBP	415,474	Citibank NA	12/15/2017	(9,124)

Total unrealized depreciation						(186,116)

Net unrealized depreciation						(130,233)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$117,145,796	$168,065,351	$—		$285,211,147
Consumer Staples	72,106,528	106,312,821	—		178,419,349
Energy	51,123,278	43,749,959	—		94,873,237
Financials	170,826,097	253,582,050	1,846,744		426,254,891
Health Care	145,086,376	91,798,710	—		236,885,086
Industrials	84,084,677	158,311,408	—		242,396,085
Information Technology	240,639,418	146,933,893	—		387,573,311
Materials	27,313,548	65,726,880	750,767		93,791,195
Real Estate	20,857,964	35,657,721	—		56,515,685
Telecommunication Services	14,856,578	44,043,791	—		58,900,369
Utilities	21,357,978	25,912,644	—		47,270,622
Forward Currency Contracts	—	55,883	—		55,883
Futures	4,647,626	—	—		4,647,626
Preferred Stocks
Consumer Discretionary	—	151,104	—	(a)	151,104
Rights
Real Estate	—	3,727	—		3,727
Short-Term Investments
Investment Companies	13,462,811	—	—		13,462,811
Repurchase Agreements	—	26,457,751	—		26,457,751

Total Assets	$983,508,675	$1,166,763,693	$2,597,511		$2,152,869,879

Liabilities:
Forward Currency Contracts	$—	$(186,116)	$—		$(186,116)
Futures	(207,321)	—	—		(207,321)

Total Liabilities	$(207,321)	$(186,116)	$—		$(393,437)

Total	$983,301,354	$1,166,577,577	$2,597,511		$2,152,476,442

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$953,185,019
Aggregate gross unrealized depreciation	(59,934,492)

Net unrealized appreciation	$893,250,527

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,259,225,915

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.7%)
AGL Energy Ltd.	39,211	$718,794
Alumina Ltd.(x)	149,053	257,218
Amcor Ltd.	69,170	825,248
AMP Ltd.	180,772	684,882
APA Group	66,944	438,466
Aristocrat Leisure Ltd.	33,369	549,667
ASX Ltd.	10,719	440,831
Aurizon Holdings Ltd.	121,880	468,453
AusNet Services	92,380	122,462
Australia & New Zealand Banking Group Ltd.	176,389	4,095,442
Bank of Queensland Ltd.	21,721	221,153
Bendigo & Adelaide Bank Ltd.	30,575	278,443
BHP Billiton Ltd.	192,949	3,901,782
BHP Billiton Ltd. (ADR)(x)	38,355	1,554,528
BHP Billiton plc	126,887	2,235,026
BlueScope Steel Ltd.	35,053	301,626
Boral Ltd.	66,487	353,072
Brambles Ltd.	235,219	1,660,552
Caltex Australia Ltd.	52,892	1,331,780
Challenger Ltd.	34,305	335,015
CIMIC Group Ltd.	6,047	209,700
Coca-Cola Amatil Ltd.	35,583	215,754
Cochlear Ltd.	3,379	421,984
Commonwealth Bank of Australia	103,926	6,134,346
Computershare Ltd.	24,947	283,155
Crown Resorts Ltd.	22,148	196,487
CSL Ltd.	27,265	2,864,958
Dexus (REIT)	53,032	395,184
Domino’s Pizza Enterprises Ltd.(x)	4,353	156,452
Flight Centre Travel Group Ltd.(x)	3,821	134,904
Fortescue Metals Group Ltd.(x)	91,079	367,214
Goodman Group (REIT)	109,619	708,518
GPT Group (The) (REIT)	113,705	442,383
Harvey Norman Holdings Ltd.(x)	34,572	105,219
Healthscope Ltd.(x)	123,445	161,707
Incitec Pivot Ltd.	111,623	315,205
Insurance Australia Group Ltd.	145,879	728,903
LendLease Group	34,078	479,016
Macquarie Group Ltd.	18,567	1,324,155
Medibank Pvt Ltd.	160,331	367,230
Mirvac Group (REIT)	215,622	387,317
National Australia Bank Ltd.	160,732	3,971,462
Newcrest Mining Ltd.	46,917	773,572
Oil Search Ltd.	282,018	1,548,504
Orica Ltd.	22,600	350,471
Origin Energy Ltd.*	105,059	616,414
Qantas Airways Ltd.	27,158	124,195
QBE Insurance Group Ltd.	83,392	654,781
Ramsay Health Care Ltd.	8,321	406,501
REA Group Ltd.	3,303	173,588
Santos Ltd.*	105,401	332,360
Scentre Group (REIT)	313,155	965,360
SEEK Ltd.	19,957	260,017
Sonic Healthcare Ltd.	23,192	380,391
South32 Ltd.	328,033	841,401
Stockland (REIT)	145,822	491,846
Suncorp Group Ltd.	77,440	792,708
Sydney Airport	68,832	383,882
Tabcorp Holdings Ltd.(x)	59,515	199,339
Tatts Group Ltd.	78,500	245,070
Telstra Corp. Ltd.	247,879	678,583
TPG Telecom Ltd.(x)	19,853	75,839
Transurban Group	124,465	1,159,848
Treasury Wine Estates Ltd.	44,203	474,671
Vicinity Centres (REIT)	202,239	421,972
Wesfarmers Ltd.	68,118	2,208,334
Westfield Corp. (REIT)	116,847	718,573
Westpac Banking Corp.	201,656	5,049,072
Woodside Petroleum Ltd.	46,718	1,066,387
Woolworths Ltd.	78,407	1,550,477

		64,089,849

Austria (0.6%)
ANDRITZ AG	5,250	303,454
Erste Group Bank AG*	91,659	3,958,985
OMV AG	9,074	528,614
Raiffeisen Bank International AG*	6,475	216,995
Schoeller-Bleckmann Oilfield Equipment AG*	26,042	2,084,049
voestalpine AG	65,862	3,358,506

		10,450,603

Belgium (0.8%)
Ageas	11,322	532,047
Anheuser-Busch InBev SA/NV	73,626	8,814,981
Colruyt SA(x)	3,671	188,020
Groupe Bruxelles Lambert SA	4,577	481,451
KBC Group NV	15,457	1,309,861
Proximus SADP	9,857	339,655
Solvay SA	4,567	682,274
Telenet Group Holding NV*	2,780	183,933
UCB SA	7,516	535,033
Umicore SA	5,522	456,786

		13,524,041

Brazil (0.2%)
Ambev SA (ADR)	165,355	1,089,689
Banco Bradesco SA (ADR)*	288,524	3,193,961

		4,283,650

Canada (0.7%)
Canadian National Railway Co.	55,093	4,564,455
Element Fleet Management Corp.	95,265	706,232
Magna International, Inc.	53,673	2,864,424
Ritchie Bros Auctioneers, Inc.	39,427	1,246,560
Rogers Communications, Inc., Class B	34,005	1,752,618
Suncor Energy, Inc.	46,285	1,622,154

		12,756,443

Chile (0.0%)
Antofagasta plc	22,849	290,562

China (1.2%)
Alibaba Group Holding Ltd. (ADR)*	29,279	5,056,776
Anhui Conch Cement Co. Ltd., Class H	549,500	2,191,219
Baidu, Inc. (ADR)*	11,723	2,903,670
BOC Hong Kong Holdings Ltd.	229,043	1,112,727
BYD Co. Ltd., Class H(x)	282,500	2,620,094
China Life Insurance Co. Ltd., Class H	1,194,000	3,553,753
China Resources Beer Holdings Co. Ltd.	62,000	167,866
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(x)	626,500	2,598,520
Yangzijiang Shipbuilding Holdings Ltd.	143,834	151,633

		20,356,258

Colombia (0.1%)
Bancolombia SA (ADR)	59,699	2,733,617

Czech Republic (0.1%)
Komercni banka A/S	35,587	1,554,099

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Denmark (1.0%)
AP Moller - Maersk A/S, Class A	220	$404,272
AP Moller - Maersk A/S, Class B	384	729,425
Carlsberg A/S, Class B	8,733	955,654
Chr Hansen Holding A/S	5,747	492,893
Coloplast A/S, Class B	7,320	594,087
Danske Bank A/S	45,166	1,806,281
DONG Energy A/S(m)	9,251	529,531
DSV A/S	11,034	834,702
Genmab A/S*	3,460	763,852
H Lundbeck A/S	4,235	244,364
ISS A/S	10,701	430,334
Novo Nordisk A/S, Class B	143,604	6,865,166
Novozymes A/S, Class B	13,639	699,903
Pandora A/S	6,421	633,814
TDC A/S	53,075	310,969
Tryg A/S	7,358	169,919
Vestas Wind Systems A/S	12,946	1,161,722
William Demant Holding A/S*	8,435	222,656

		17,849,544

Finland (0.5%)
Elisa OYJ	8,078	347,716
Fortum OYJ	26,423	527,464
Kone OYJ, Class B	20,304	1,075,079
Metso OYJ	6,286	230,609
Neste OYJ	8,449	368,978
Nokia OYJ	350,622	2,105,153
Nokian Renkaat OYJ	7,337	326,312
Orion OYJ, Class B	6,812	316,086
Sampo OYJ, Class A	26,857	1,419,515
Stora Enso OYJ, Class R	32,503	459,063
UPM-Kymmene OYJ	32,887	891,270
Wartsila OYJ Abp	8,933	632,419

		8,699,664

France (9.5%)
Accor SA	147,718	7,338,803
Aeroports de Paris	1,828	295,558
Air Liquide SA	43,768	5,837,663
Airbus SE	34,896	3,316,396
Alstom SA	8,024	340,792
Arkema SA	4,174	511,825
Atos SE	5,673	880,021
AXA SA	116,620	3,527,151
BNP Paribas SA	139,006	11,212,874
Bollore SA	56,695	283,376
Bouygues SA	12,265	582,015
Bureau Veritas SA	16,341	421,709
Capgemini SE	9,654	1,131,422
Carrefour SA	34,074	688,451
Casino Guichard Perrachon SA	3,170	188,006
Cie de Saint-Gobain	30,024	1,789,172
Cie Generale des Etablissements Michelin	10,472	1,528,542
CNP Assurances	9,888	231,746
Credit Agricole SA	68,394	1,243,240
Danone SA	82,980	6,509,175
Dassault Aviation SA	147	237,754
Dassault Systemes SE	28,663	2,899,515
Edenred	158,213	4,300,815
Eiffage SA	4,422	457,829
Electricite de France SA	35,476	430,821
Engie SA	101,876	1,730,252
Essilor International SA	29,487	3,650,609
Eurazeo SA	2,744	245,278
Eutelsat Communications SA	11,932	353,407
Fonciere Des Regions (REIT)	2,250	233,724
Gecina SA (REIT)	2,773	449,660
Groupe Eurotunnel SE (Registered)	28,806	347,267
Hermes International	1,945	980,551
ICADE (REIT)	2,038	181,785
Iliad SA	1,663	441,943
Imerys SA	2,120	191,555
Ingenico Group SA	3,628	343,892
Ipsen SA	2,302	305,947
JCDecaux SA	5,267	197,210
Kering	25,180	10,030,690
Klepierre SA (REIT)	13,498	529,809
Lagardere SCA	7,036	235,546
Legrand SA	27,226	1,965,457
L’Oreal SA	37,362	7,944,051
LVMH Moet Hennessy Louis Vuitton SE	33,431	9,224,099
Natixis SA	57,989	463,997
Orange SA	254,857	4,174,847
Pernod Ricard SA	65,260	9,028,159
Peugeot SA	28,936	689,119
Publicis Groupe SA	76,846	5,366,807
Remy Cointreau SA	1,297	153,599
Renault SA	10,862	1,066,949
Rexel SA	16,968	293,598
Safran SA	53,566	5,472,487
Sanofi	68,119	6,763,632
Schneider Electric SE*	71,957	6,261,935
SCOR SE	10,090	423,053
SEB SA	1,448	265,608
Societe BIC SA	1,902	227,945
Societe Generale SA	89,578	5,244,381
Sodexo SA	30,857	3,847,573
Suez	21,691	395,957
Television Francaise 1	248,737	3,635,091
Thales SA	6,522	738,306
TOTAL SA	141,708	7,611,342
Unibail-Rodamco SE (REIT)	5,982	1,454,678
Valeo SA	14,413	1,069,440
Veolia Environnement SA	26,570	613,930
Vinci SA	30,255	2,874,974
Vivendi SA	62,662	1,586,370
Wendel SA	1,650	267,266
Zodiac Aerospace	11,764	340,158

		166,098,604

Germany (7.4%)
adidas AG	11,312	2,558,952
Allianz SE (Registered)	27,455	6,163,700
Axel Springer SE	2,313	148,633
BASF SE	55,180	5,872,160
Bayer AG (Registered)	79,070	10,775,112
Bayerische Motoren Werke AG	50,191	5,091,499
Bayerische Motoren Werke AG (Preference)(q)	3,282	292,399
Beiersdorf AG	6,111	657,472
Brenntag AG	37,467	2,086,358
Commerzbank AG*	63,321	861,398
Continental AG	19,373	4,917,120
Covestro AG(m)	6,841	588,211
Daimler AG (Registered)	90,644	7,228,206
Deutsche Bank AG (Registered)	124,166	2,146,979
Deutsche Boerse AG	11,577	1,254,855
Deutsche Lufthansa AG (Registered)	16,410	455,976
Deutsche Post AG (Registered)	58,330	2,596,634
Deutsche Telekom AG (Registered)	196,683	3,669,375
Deutsche Wohnen SE	20,310	862,238
E.ON SE	132,236	1,496,630
Evonik Industries AG	9,693	346,205

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Fraport AG Frankfurt Airport Services Worldwide	2,614	$248,209
Fresenius Medical Care AG & Co. KGaA	40,172	3,929,861
Fresenius SE & Co. KGaA	24,776	1,998,548
FUCHS PETROLUB SE (Preference)(q)	4,222	249,948
GEA Group AG	45,341	2,062,622
Hannover Rueck SE	3,672	442,457
HeidelbergCement AG	40,815	4,195,367
Henkel AG & Co. KGaA	6,347	772,281
Henkel AG & Co. KGaA (Preference)(q)	10,704	1,456,769
HOCHTIEF AG	1,384	233,503
HUGO BOSS AG	3,686	324,950
Infineon Technologies AG	69,538	1,748,117
Innogy SE(m)	9,130	406,326
K+S AG (Registered)	12,359	336,694
KION Group AG	4,259	407,580
Kloeckner & Co. SE	198,153	2,541,038
LANXESS AG	5,725	451,723
Linde AG	24,385	5,085,400
MAN SE	2,164	244,228
Merck KGaA	7,968	886,364
METRO AG*	10,574	223,516
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	9,314	1,991,386
OSRAM Licht AG	5,032	401,504
Porsche Automobil Holding SE (Preference)(q)	9,402	601,171
ProSiebenSat.1 Media SE	14,703	501,080
Rheinmetall AG	45,809	5,162,948
RWE AG*	32,209	731,663
SAP SE	144,238	15,801,318
Schaeffler AG (Preference)(q)	10,995	177,382
Siemens AG (Registered)	45,959	6,474,818
Symrise AG	32,459	2,465,609
Telefonica Deutschland Holding AG	35,709	200,387
thyssenkrupp AG	26,198	776,408
TUI AG	26,952	457,225
United Internet AG (Registered)	7,425	462,211
Volkswagen AG	2,160	365,704
Volkswagen AG (Preference)(q)	11,149	1,818,426
Vonovia SE	28,243	1,201,694
Zalando SE(m)*	5,872	294,261

		128,200,808

Hong Kong (2.2%)
AIA Group Ltd.	1,411,052	10,404,603
ASM Pacific Technology Ltd.	17,607	253,570
Bank of East Asia Ltd. (The)	79,227	342,300
CK Asset Holdings Ltd.	157,205	1,301,053
CK Hutchison Holdings Ltd.	162,205	2,073,349
CK Infrastructure Holdings Ltd.(x)	39,340	338,426
CLP Holdings Ltd.	98,564	1,010,043
Dah Sing Financial Holdings Ltd.	422,000	2,868,580
First Pacific Co. Ltd.	127,250	101,486
Galaxy Entertainment Group Ltd.	139,000	978,673
Hang Lung Group Ltd.	57,000	204,676
Hang Lung Properties Ltd.	123,438	292,967
Hang Seng Bank Ltd.	47,274	1,152,257
Henderson Land Development Co. Ltd.	66,865	442,965
HK Electric Investments & HK Electric Investments Ltd.(m)	160,500	146,290
HKT Trust & HKT Ltd.	188,042	228,445
Hong Kong & China Gas Co. Ltd.	506,315	951,496
Hong Kong Exchanges & Clearing Ltd.	69,939	1,880,177
Hongkong Land Holdings Ltd.	73,200	524,844
Hutchison Port Holdings Trust (OTC Exchange)	400	168
Hutchison Port Holdings Trust (Singapore Stock Exchange)(x)	281,600	121,088
Hysan Development Co. Ltd.	34,907	164,222
I-CABLE Communications Ltd.*	33,093	1,080
Jardine Matheson Holdings Ltd.	13,100	824,907
Jardine Strategic Holdings Ltd.	13,900	594,920
Kerry Properties Ltd.	46,732	193,530
Li & Fung Ltd.	369,038	185,190
Link REIT (REIT)	134,499	1,089,890
Melco Resorts & Entertainment Ltd. (ADR)	14,794	356,831
MTR Corp. Ltd.	88,618	517,305
New World Development Co. Ltd.	361,238	518,855
NWS Holdings Ltd.(x)	91,062	177,424
PCCW Ltd.	300,559	162,753
Power Assets Holdings Ltd.	82,496	714,432
Sands China Ltd.	141,600	736,858
Shangri-La Asia Ltd.	59,025	109,412
Sino Land Co. Ltd.	189,239	332,372
SJM Holdings Ltd.(x)	95,000	86,954
Sun Hung Kai Properties Ltd.	186,278	3,026,099
Swire Pacific Ltd., Class A	29,331	284,614
Swire Properties Ltd.	69,200	234,753
Techtronic Industries Co. Ltd.	83,000	443,072
WH Group Ltd.(m)	475,500	505,229
Wharf Holdings Ltd. (The)	74,330	662,267
Wheelock & Co. Ltd.	49,116	345,502
Yue Yuen Industrial Holdings Ltd.	47,699	181,353

		38,067,280

India (0.7%)
HDFC Bank Ltd. (ADR)	94,015	9,060,226
ICICI Bank Ltd. (ADR)	370,749	3,173,611

		12,233,837

Indonesia (0.1%)
Indofood Sukses Makmur Tbk. PT	2,334,900	1,460,504

Ireland (0.8%)
AerCap Holdings NV*	8,800	449,768
Allied Irish Banks plc	376,473	2,262,588
Bank of Ireland Group plc	56,131	459,745
CRH plc	188,710	7,198,498
James Hardie Industries plc (CHDI)	26,800	372,508
Kerry Group plc, Class A	9,938	954,810
Paddy Power Betfair plc (Aquis Stock Exchange)	15,512	1,540,249
Paddy Power Betfair plc (Dublin Stock Exchange)	5,365	535,298

		13,773,464

Israel (0.4%)
Azrieli Group Ltd.	2,797	155,248
Bank Hapoalim BM	67,547	472,569
Bank Leumi Le-Israel BM	86,291	457,722
Bezeq The Israeli Telecommunication Corp. Ltd.	132,998	190,046
Check Point Software Technologies Ltd.*	7,678	875,446
Elbit Systems Ltd.	1,508	221,541
Frutarom Industries Ltd.	2,457	188,995
Israel Chemicals Ltd.	29,531	130,996
Mellanox Technologies Ltd.*	12,324	581,077
Mizrahi Tefahot Bank Ltd.	7,555	135,356
Nice Ltd.	3,624	288,911

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nice Ltd. (ADR)	38,641	$3,141,900
Teva Pharmaceutical Industries Ltd. (ADR)	56,112	987,571

		7,827,378

Italy (2.2%)
Assicurazioni Generali SpA	76,391	1,422,916
Atlantia SpA	27,214	859,106
Enel SpA	488,628	2,942,411
Eni SpA	406,433	6,725,084
Ferrari NV	7,273	803,722
Intesa Sanpaolo SpA	1,643,482	5,811,755
Intesa Sanpaolo SpA (RNC)	53,735	177,826
Leonardo SpA	24,492	458,811
Luxottica Group SpA	10,148	567,193
Mediobanca SpA	36,013	386,479
Poste Italiane SpA(m)	27,351	201,392
PRADA SpA	541,100	1,884,111
Prysmian SpA	173,824	5,871,549
Recordati SpA	6,401	295,048
Saipem SpA*	43,145	186,023
Snam SpA	136,701	658,547
Telecom Italia SpA*	644,696	603,858
Telecom Italia SpA (RNC)	366,992	275,864
Terna Rete Elettrica Nazionale SpA	84,528	493,724
UniCredit SpA*	332,142	7,073,906
UnipolSai Assicurazioni SpA(x)	50,919	118,918

		37,818,243

Japan (13.7%)
ABC-Mart, Inc.	1,940	102,409
Acom Co. Ltd.(x)*	25,000	96,867
Aeon Co. Ltd.	38,152	563,677
AEON Financial Service Co. Ltd.(x)	78,938	1,649,262
Aeon Mall Co. Ltd.	7,968	141,834
Air Water, Inc.	8,800	162,353
Aisin Seiki Co. Ltd.	10,838	571,156
Ajinomoto Co., Inc.	33,968	662,908
Alfresa Holdings Corp.	12,964	237,217
Alps Electric Co. Ltd.(x)	11,800	311,346
Amada Holdings Co. Ltd.	21,248	233,204
ANA Holdings, Inc.	7,130	269,874
Aozora Bank Ltd.	6,792	258,333
Asahi Glass Co. Ltd.	12,350	458,220
Asahi Group Holdings Ltd.	23,687	959,058
Asahi Kasei Corp.	77,078	948,705
Asics Corp.	7,848	116,892
Astellas Pharma, Inc.	124,250	1,580,661
Bandai Namco Holdings, Inc.	28,219	968,010
Bank of Kyoto Ltd. (The)(x)	3,416	173,666
Benesse Holdings, Inc.	4,374	157,818
Bridgestone Corp.	39,064	1,772,591
Brother Industries Ltd.	14,515	337,705
Calbee, Inc.(x)	4,300	151,135
Canon, Inc.	64,130	2,191,334
Casio Computer Co. Ltd.(x)	13,527	190,418
Central Japan Railway Co.	8,800	1,542,982
Chiba Bank Ltd. (The)(x)	46,672	333,890
Chubu Electric Power Co., Inc.	38,554	478,649
Chugai Pharmaceutical Co. Ltd.	97,547	4,048,385
Chugoku Bank Ltd. (The)(x)	10,911	149,520
Chugoku Electric Power Co., Inc. (The)(x)	16,662	176,948
Coca-Cola Bottlers Japan, Inc.	7,800	253,010
Concordia Financial Group Ltd.	66,800	330,126
Credit Saison Co. Ltd.	8,716	180,865
CYBERDYNE, Inc.(x)*	6,100	81,261
Dai Nippon Printing Co. Ltd.	14,581	348,959
Daicel Corp.	13,455	162,142
Dai-ichi Life Holdings, Inc.	64,800	1,162,686
Daiichi Sankyo Co. Ltd.	34,087	768,832
Daikin Industries Ltd.	14,523	1,470,692
Daito Trust Construction Co. Ltd.	4,038	735,650
Daiwa House Industry Co. Ltd.	34,358	1,186,233
Daiwa House REIT Investment Corp. (REIT)	90	215,472
Daiwa Securities Group, Inc.(x)	102,476	580,386
DeNA Co. Ltd.	6,800	152,407
Denso Corp.	102,912	5,206,648
Dentsu, Inc.	13,274	582,747
Disco Corp.	1,800	366,159
Don Quijote Holdings Co. Ltd.	7,700	287,745
East Japan Railway Co.(x)	19,825	1,829,661
Eisai Co. Ltd.	15,554	798,399
Electric Power Development Co. Ltd.	9,403	236,151
FamilyMart UNY Holdings Co. Ltd.	5,404	284,788
FANUC Corp.	11,644	2,358,292
Fast Retailing Co. Ltd.	3,216	948,581
Fuji Electric Co. Ltd.	27,288	151,324
FUJIFILM Holdings Corp.	24,768	961,225
Fujitsu Ltd.	113,742	844,941
Fukuoka Financial Group, Inc.	44,983	207,875
Hachijuni Bank Ltd. (The)	29,088	181,727
Hakuhodo DY Holdings, Inc.	9,660	126,883
Hamamatsu Photonics KK	8,500	256,832
Hankyu Hanshin Holdings, Inc.	14,400	546,439
Hikari Tsushin, Inc.	1,100	137,836
Hino Motors Ltd.	15,530	189,907
Hirose Electric Co. Ltd.	1,874	263,801
Hiroshima Bank Ltd. (The)(x)	17,500	141,680
Hisamitsu Pharmaceutical Co., Inc.	4,267	204,770
Hitachi Chemical Co. Ltd.	4,688	128,527
Hitachi Construction Machinery Co. Ltd.	7,451	220,832
Hitachi High-Technologies Corp.	4,418	160,191
Hitachi Ltd.	636,211	4,483,019
Hitachi Metals Ltd.	12,486	173,767
Honda Motor Co. Ltd.	174,204	5,158,389
Hoshizaki Corp.	3,200	281,253
Hoya Corp.	23,402	1,263,427
Hulic Co. Ltd.	18,800	184,283
Idemitsu Kosan Co. Ltd.	5,960	168,167
IHI Corp.	9,383	326,053
Iida Group Holdings Co. Ltd.	9,300	165,792
Inpex Corp.	57,800	614,085
Isetan Mitsukoshi Holdings Ltd.(x)	21,048	219,786
Isuzu Motors Ltd.	32,469	430,227
ITOCHU Corp.	89,932	1,472,959
J Front Retailing Co. Ltd.	16,534	228,486
Japan Airlines Co. Ltd.	7,958	269,310
Japan Airport Terminal Co. Ltd.(x)	3,200	114,037
Japan Exchange Group, Inc.	31,700	560,895
Japan Post Bank Co. Ltd.	25,000	308,820
Japan Post Holdings Co. Ltd.(x)	94,600	1,117,293
Japan Prime Realty Investment Corp. (REIT)	54	180,440
Japan Real Estate Investment Corp. (REIT)	75	360,587
Japan Retail Fund Investment Corp. (REIT)	171	306,820
Japan Tobacco, Inc.	246,100	8,065,912
JFE Holdings, Inc.	32,076	626,412
JGC Corp.	12,626	204,327
JSR Corp.	12,818	243,545
JTEKT Corp.	14,982	207,438
JXTG Holdings, Inc.	168,838	868,610

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Kajima Corp.	52,739	$523,992
Kakaku.com, Inc.(x)	9,900	126,164
Kamigumi Co. Ltd.	7,852	181,777
Kaneka Corp.	19,644	152,578
Kansai Electric Power Co., Inc. (The)	40,623	519,678
Kansai Paint Co. Ltd.(x)	12,252	308,355
Kao Corp.	29,767	1,751,233
Kawasaki Heavy Industries Ltd.	7,584	251,396
KDDI Corp.	108,800	2,868,781
Keihan Holdings Co. Ltd.(x)	5,600	163,981
Keikyu Corp.(x)	14,733	298,653
Keio Corp.	7,469	308,003
Keisei Electric Railway Co. Ltd.	7,977	220,825
Keyence Corp.	6,666	3,539,600
Kikkoman Corp.(x)	8,423	258,996
Kintetsu Group Holdings Co. Ltd.	10,598	394,158
Kirin Holdings Co. Ltd.	49,291	1,159,943
Kobe Steel Ltd.(x)	19,209	219,531
Koito Manufacturing Co. Ltd.(x)	6,800	426,643
Komatsu Ltd.	55,472	1,578,013
Konami Holdings Corp.	5,888	283,084
Konica Minolta, Inc.(x)	29,236	240,072
Kose Corp.	2,000	229,105
Kubota Corp.	62,708	1,139,917
Kuraray Co. Ltd.	20,192	377,551
Kurita Water Industries Ltd.	5,914	170,811
Kyocera Corp.	19,308	1,198,031
Kyowa Hakko Kirin Co. Ltd.	16,367	278,395
Kyushu Electric Power Co., Inc.(x)	25,388	269,617
Kyushu Financial Group, Inc.	13,500	83,022
Kyushu Railway Co.	9,800	291,322
Lawson, Inc.	3,080	203,919
LINE Corp.(x)*	2,800	101,151
Lion Corp.	12,800	233,648
LIXIL Group Corp.	17,023	451,728
M3, Inc.	12,700	361,728
Mabuchi Motor Co. Ltd.	2,904	145,297
Makita Corp.	12,692	511,515
Marubeni Corp.	101,768	695,034
Marui Group Co. Ltd.(x)	13,986	200,235
Maruichi Steel Tube Ltd.	3,516	102,332
Mazda Motor Corp.	34,435	527,886
McDonald’s Holdings Co. Japan Ltd.	3,980	176,142
Mebuki Financial Group, Inc.	43,851	169,520
Medipal Holdings Corp.	9,622	167,086
MEIJI Holdings Co. Ltd.	6,932	549,508
MINEBEA MITSUMI, Inc.	20,800	325,332
Miraca Holdings, Inc.	3,300	153,379
MISUMI Group, Inc.	15,900	418,678
Mitsubishi Chemical Holdings Corp.	82,759	788,426
Mitsubishi Corp.	90,784	2,110,158
Mitsubishi Electric Corp.	115,871	1,810,275
Mitsubishi Estate Co. Ltd.	76,011	1,321,622
Mitsubishi Gas Chemical Co., Inc.	10,855	254,385
Mitsubishi Heavy Industries Ltd.	19,526	772,001
Mitsubishi Materials Corp.	5,681	196,393
Mitsubishi Motors Corp.(x)	35,821	283,321
Mitsubishi Tanabe Pharma Corp.	12,090	277,202
Mitsubishi UFJ Financial Group, Inc.	723,516	4,698,273
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,200	106,991
Mitsui & Co. Ltd.	102,554	1,515,639
Mitsui Chemicals, Inc.	11,858	360,391
Mitsui Fudosan Co. Ltd.	53,427	1,158,515
Mitsui OSK Lines Ltd.(x)	7,458	225,995
Mixi, Inc.	2,700	130,291
Mizuho Financial Group, Inc.	1,448,852	2,537,825
MS&AD Insurance Group Holdings, Inc.	29,036	934,881
Murata Manufacturing Co. Ltd.	11,471	1,686,117
Nabtesco Corp.	6,400	237,743
Nagoya Railroad Co. Ltd.(x)	12,400	267,009
NEC Corp.	16,874	457,377
Nexon Co. Ltd.	11,800	307,885
NGK Insulators Ltd.	17,267	323,473
NGK Spark Plug Co. Ltd.(x)	8,948	190,451
NH Foods Ltd.	11,075	304,618
Nidec Corp.	14,292	1,755,303
Nikon Corp.(x)	21,959	380,733
Nintendo Co. Ltd.	6,839	2,525,917
Nippon Building Fund, Inc. (REIT)	86	428,758
Nippon Electric Glass Co. Ltd.	5,204	201,408
Nippon Express Co. Ltd.	4,843	315,459
Nippon Paint Holdings Co. Ltd.	9,400	319,529
Nippon Prologis REIT, Inc. (REIT)	110	231,780
Nippon Steel & Sumitomo Metal Corp.	45,629	1,047,612
Nippon Telegraph & Telephone Corp.	41,558	1,904,595
Nippon Yusen KK*	10,944	227,492
Nissan Chemical Industries Ltd.	7,900	278,018
Nissan Motor Co. Ltd.	139,447	1,381,148
Nisshin Seifun Group, Inc.(x)	12,261	205,394
Nissin Foods Holdings Co. Ltd.(x)	3,506	213,117
Nitori Holdings Co. Ltd.	4,950	707,803
Nitto Denko Corp.	10,111	843,025
NOK Corp.	6,764	151,480
Nomura Holdings, Inc.	222,708	1,246,888
Nomura Real Estate Holdings, Inc.	8,775	187,002
Nomura Real Estate Master Fund, Inc. (REIT)	237	308,137
Nomura Research Institute Ltd.	7,859	306,608
NSK Ltd.(x)	23,170	312,365
NTT Data Corp.	38,500	411,944
NTT DOCOMO, Inc.(x)	82,000	1,873,193
Obayashi Corp.	38,966	467,142
Obic Co. Ltd.	26,900	1,692,531
Odakyu Electric Railway Co. Ltd.	16,051	304,545
Oji Holdings Corp.	51,612	278,414
Olympus Corp.	17,552	594,296
Omron Corp.	12,144	618,397
Ono Pharmaceutical Co. Ltd.	23,875	540,940
Oracle Corp. Japan	2,240	175,975
Oriental Land Co. Ltd.	13,244	1,009,145
ORIX Corp.	81,410	1,312,761
Osaka Gas Co. Ltd.	22,774	423,394
Otsuka Corp.	3,317	212,536
Otsuka Holdings Co. Ltd.	23,700	941,681
Panasonic Corp.	134,286	1,945,819
Park24 Co. Ltd.	6,300	153,406
Pola Orbis Holdings, Inc.	4,800	145,248
Rakuten, Inc.	54,700	596,462
Recruit Holdings Co. Ltd.	67,800	1,468,372
Renesas Electronics Corp.*	30,000	326,861
Resona Holdings, Inc.	133,859	687,585
Ricoh Co. Ltd.	40,180	390,641
Rinnai Corp.	2,084	178,351
Rohm Co. Ltd.	5,826	499,113
Ryohin Keikaku Co. Ltd.	1,500	441,902
Sankyo Co. Ltd.	2,798	89,267
Santen Pharmaceutical Co. Ltd.	21,655	341,207
SBI Holdings, Inc.	11,560	174,029
Secom Co. Ltd.	55,927	4,076,545
Sega Sammy Holdings, Inc.	10,375	144,941
Seibu Holdings, Inc.	11,500	196,427

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Seiko Epson Corp.(x)	16,000	$387,185
Sekisui Chemical Co. Ltd.	25,014	492,166
Sekisui House Ltd.	35,670	601,183
Seven & i Holdings Co. Ltd.	45,312	1,749,661
Seven Bank Ltd.(x)	42,600	153,705
Sharp Corp.(x)*	8,500	256,454
Shimadzu Corp.	15,140	298,158
Shimamura Co. Ltd.	1,246	149,487
Shimano, Inc.	4,536	604,263
Shimizu Corp.	32,810	363,600
Shin-Etsu Chemical Co. Ltd.	23,364	2,088,797
Shinsei Bank Ltd.	11,117	177,936
Shionogi & Co. Ltd.	18,407	1,006,189
Shiseido Co. Ltd.	48,722	1,949,313
Shizuoka Bank Ltd. (The)	29,724	267,324
Showa Shell Sekiyu KK	13,975	160,832
SMC Corp.	3,348	1,180,912
SoftBank Group Corp.	70,772	5,713,333
Sohgo Security Services Co. Ltd.	4,600	210,940
Sompo Holdings, Inc.	21,327	829,768
Sony Corp.	75,964	2,825,908
Sony Financial Holdings, Inc.	10,000	164,052
Stanley Electric Co. Ltd.	8,484	290,654
Start Today Co. Ltd.	11,100	351,669
Subaru Corp.	36,980	1,334,271
Sumitomo Chemical Co. Ltd.	94,158	588,252
Sumitomo Corp.	71,528	1,028,821
Sumitomo Dainippon Pharma Co. Ltd.	9,892	128,699
Sumitomo Electric Industries Ltd.	46,060	752,351
Sumitomo Heavy Industries Ltd.	6,757	270,812
Sumitomo Metal Mining Co. Ltd.(x)	14,392	462,232
Sumitomo Mitsui Financial Group, Inc.	80,752	3,100,188
Sumitomo Mitsui Trust Holdings, Inc.	19,733	712,159
Sumitomo Realty & Development Co. Ltd.	20,526	621,116
Sumitomo Rubber Industries Ltd.	9,636	176,578
Sundrug Co. Ltd.	57,500	2,381,249
Suntory Beverage & Food Ltd.	8,100	360,640
Suruga Bank Ltd.	11,290	243,408
Suzuken Co. Ltd.	4,306	153,068
Suzuki Motor Corp.(x)	20,436	1,071,880
Sysmex Corp.	8,900	567,892
T&D Holdings, Inc.	32,768	475,686
Taiheiyo Cement Corp.	7,000	270,295
Taisei Corp.	12,637	662,572
Taisho Pharmaceutical Holdings Co. Ltd.	1,771	134,409
Taiyo Nippon Sanso Corp.(x)	10,000	118,374
Takashimaya Co. Ltd.	18,955	177,548
Takeda Pharmaceutical Co. Ltd.	42,723	2,359,304
TDK Corp.	7,171	486,882
Teijin Ltd.	11,050	217,808
Terumo Corp.	82,100	3,228,549
THK Co. Ltd.	7,008	238,530
Tobu Railway Co. Ltd.	11,398	313,001
Toho Co. Ltd.	6,646	231,820
Toho Gas Co. Ltd.	4,718	138,166
Tohoku Electric Power Co., Inc.	28,859	367,005
Tokio Marine Holdings, Inc.	40,715	1,592,779
Tokyo Electric Power Co. Holdings, Inc.*	84,458	340,759
Tokyo Electron Ltd.	9,436	1,449,048
Tokyo Gas Co. Ltd.	23,742	581,924
Tokyo Tatemono Co. Ltd.	14,500	185,430
Tokyu Corp.	32,005	453,090
Tokyu Fudosan Holdings Corp.	28,992	174,944
Toppan Printing Co. Ltd.	33,910	336,312
Toray Industries, Inc.	429,174	4,163,016
Toshiba Corp.*	246,683	690,559
Tosoh Corp.	18,000	405,670
TOTO Ltd.(x)	49,633	2,090,739
Toyo Seikan Group Holdings Ltd.	11,704	195,543
Toyo Suisan Kaisha Ltd.	5,656	207,843
Toyoda Gosei Co. Ltd.	3,542	83,699
Toyota Industries Corp.(x)	9,518	547,269
Toyota Motor Corp.	156,850	9,353,153
Toyota Tsusho Corp.	13,614	447,045
Trend Micro, Inc.	7,582	373,288
Tsuruha Holdings, Inc.	2,100	251,011
Unicharm Corp.	24,682	565,037
United Urban Investment Corp. (REIT)	178	260,692
USS Co. Ltd.	13,210	266,489
West Japan Railway Co.	9,900	688,183
Yahoo Japan Corp.(x)	92,200	437,545
Yakult Honsha Co. Ltd.(x)	5,407	389,698
Yamada Denki Co. Ltd.(x)	39,220	214,355
Yamaguchi Financial Group, Inc.(x)	11,763	137,675
Yamaha Corp.(x)	9,779	360,656
Yamaha Motor Co. Ltd.	16,632	498,110
Yamato Holdings Co. Ltd.(x)	47,336	955,554
Yamazaki Baking Co. Ltd.	8,071	145,748
Yaskawa Electric Corp.	16,140	511,345
Yokogawa Electric Corp.	15,303	260,569
Yokohama Rubber Co. Ltd. (The)	7,500	154,632

		238,027,554

Jersey (0.0%)
Randgold Resources Ltd.	5,765	565,091

Jordan (0.0%)
Hikma Pharmaceuticals plc	8,836	143,385

Luxembourg (0.1%)
ArcelorMittal*	37,780	974,534
Eurofins Scientific SE	629	397,430
Millicom International Cellular SA (SDR)	4,337	286,208
RTL Group SA	2,148	162,580
SES SA (FDR)	23,645	517,281
Tenaris SA(x)	28,151	399,260

		2,737,293

Macau (0.0%)
MGM China Holdings Ltd.	66,800	160,082
Wynn Macau Ltd.	112,400	302,885

		462,967

Mexico (0.3%)
Fresnillo plc	14,164	266,666
Grupo Financiero Banorte SAB de CV, Class O	639,538	4,410,389
Grupo Financiero Inbursa SAB de CV, Class O	243,287	445,024

		5,122,079

Netherlands (3.8%)
ABN AMRO Group NV (CVA)(m)	120,701	3,614,916
Aegon NV	114,063	664,349
Akzo Nobel NV	70,664	6,524,409
Altice NV, Class A(x)*	28,742	575,625
Altice NV, Class B*	6,670	133,227
ASML Holding NV	22,428	3,818,427
Boskalis Westminster	5,120	178,968
EXOR NV	7,025	445,448
Gemalto NV	5,393	240,905
Heineken Holding NV	6,478	608,680

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Heineken NV	49,235	$4,867,664
ING Groep NV	233,385	4,303,069
Koninklijke Ahold Delhaize NV	76,976	1,439,271
Koninklijke DSM NV	11,193	916,241
Koninklijke KPN NV	209,124	718,010
Koninklijke Philips NV	204,036	8,423,375
Koninklijke Vopak NV	4,370	191,644
NN Group NV	75,045	3,140,714
NXP Semiconductors NV*	21,181	2,395,359
Randstad Holding NV	6,670	412,610
Royal Dutch Shell plc, Class A	517,424	15,612,615
Royal Dutch Shell plc, Class B	225,018	6,918,471
Wolters Kluwer NV	18,602	859,531

		67,003,528

New Zealand (0.1%)
Auckland International Airport Ltd.	58,123	270,366
Contact Energy Ltd.	44,088	175,146
Fletcher Building Ltd.	41,809	241,287
Mercury NZ Ltd.	46,716	114,389
Meridian Energy Ltd.	80,354	165,123
Ryman Healthcare Ltd.	17,319	115,963
Spark New Zealand Ltd.	119,348	314,648

		1,396,922

Norway (1.0%)
DNB ASA	298,457	6,014,483
Gjensidige Forsikring ASA	12,053	209,749
Marine Harvest ASA*	24,506	484,612
Norsk Hydro ASA	492,246	3,578,510
Orkla ASA	48,972	502,356
Schibsted ASA, Class A	3,133	80,720
Schibsted ASA, Class B	5,490	129,590
Statoil ASA	70,992	1,419,929
Statoil ASA (ADR)	152,213	3,057,959
Telenor ASA	45,792	968,218
Yara International ASA	10,212	457,357

		16,903,483

Peru (0.1%)
Credicorp Ltd.	7,648	1,567,993

Portugal (0.1%)
EDP - Energias de Portugal SA	151,049	568,602
Galp Energia SGPS SA	27,345	484,624
Jeronimo Martins SGPS SA	15,122	298,295

		1,351,521

Singapore (1.1%)
Ascendas REIT (REIT)	134,766	264,276
CapitaLand Commercial Trust (REIT)(x)	142,200	173,498
CapitaLand Ltd.	164,602	434,425
CapitaLand Mall Trust (REIT)	144,167	212,565
City Developments Ltd.	16,680	139,323
ComfortDelGro Corp. Ltd.(x)	138,950	213,068
DBS Group Holdings Ltd.	619,860	9,514,162
Genting Singapore plc	366,738	316,328
Global Logistic Properties Ltd.	156,100	379,763
Golden Agri-Resources Ltd.(x)	271,013	74,924
Jardine Cycle & Carriage Ltd.	5,976	173,317
Keppel Corp. Ltd.	90,485	432,930
Oversea-Chinese Banking Corp. Ltd.	190,452	1,566,917
SATS Ltd.	43,300	147,158
Sembcorp Industries Ltd.(x)	51,812	113,062
Singapore Airlines Ltd.	35,982	266,327
Singapore Exchange Ltd.	47,502	258,793
Singapore Press Holdings Ltd.(x)	101,323	203,176
Singapore Technologies Engineering Ltd.	88,919	225,501
Singapore Telecommunications Ltd.	497,319	1,349,209
StarHub Ltd.	45,724	87,642
Suntec REIT (REIT)(x)	136,500	187,676
United Overseas Bank Ltd.	79,221	1,372,475
UOL Group Ltd.	32,274	193,199
Wilmar International Ltd.	97,955	229,641

		18,529,355

South Africa (0.1%)
Investec plc	39,659	289,630
Mediclinic International plc(x)	23,791	207,219
Mondi plc	22,063	592,767

		1,089,616

South Korea (0.5%)
Hyundai Mobis Co. Ltd.	9,972	2,089,562
NAVER Corp.	1,140	741,520
Samsung Electronics Co. Ltd.	2,704	6,053,221

		8,884,303

Spain (2.4%)
Abertis Infraestructuras SA	38,477	777,639
ACS Actividades de Construccion y Servicios SA	14,747	546,501
Aena SME SA(m)	3,982	718,891
Amadeus IT Group SA, Class A	160,240	10,414,427
Banco Bilbao Vizcaya Argentaria SA	400,588	3,579,793
Banco de Sabadell SA	320,532	669,026
Banco Santander SA	1,364,384	9,525,424
Bankia SA	70,494	339,933
Bankinter SA	41,539	392,956
CaixaBank SA	211,060	1,057,676
Distribuidora Internacional de Alimentacion SA	40,780	237,857
Enagas SA	14,109	397,292
Endesa SA	20,268	456,937
Ferrovial SA	29,741	654,685
Gas Natural SDG SA	20,367	450,864
Grifols SA	17,024	495,974
Iberdrola SA	344,572	2,676,445
Industria de Diseno Textil SA	65,534	2,469,641
Mapfre SA	63,384	206,312
Red Electrica Corp. SA	26,672	560,490
Repsol SA	73,237	1,349,452
Siemens Gamesa Renewable Energy SA	14,594	190,511
Telefonica SA	272,391	2,959,263

		41,127,989

Sweden (1.8%)
Alfa Laval AB	17,807	434,850
Assa Abloy AB, Class B	178,841	4,084,080
Atlas Copco AB, Class A	40,343	1,708,345
Atlas Copco AB, Class B	23,320	904,180
Boliden AB	16,315	552,253
Electrolux AB	14,460	491,060
Essity AB, Class B*	37,097	1,009,306
Getinge AB, Class B	179,522	3,365,665
Hennes & Mauritz AB, Class B	56,484	1,463,262
Hexagon AB, Class B	15,357	761,166
Husqvarna AB, Class B	24,111	248,070
ICA Gruppen AB	5,497	206,587
Industrivarden AB, Class C	9,665	244,802
Investor AB, Class B	27,364	1,351,586
Kinnevik AB, Class B	15,095	492,238
L E Lundbergforetagen AB, Class B	2,437	194,783
Lundin Petroleum AB*	11,077	242,351
Nordea Bank AB	182,482	2,473,451
Sandvik AB	65,698	1,133,294
Securitas AB, Class B	19,518	326,862
Skandinaviska Enskilda Banken AB, Class A	90,315	1,189,800
Skanska AB, Class B	20,433	473,389

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SKF AB, Class B	24,167	$526,666
Svenska Handelsbanken AB, Class A	92,779	1,399,961
Swedbank AB, Class A	54,406	1,504,283
Swedish Match AB	11,269	395,285
Tele2 AB, Class B	18,285	209,231
Telefonaktiebolaget LM Ericsson, Class B	374,198	2,148,736
Telia Co. AB	160,084	753,947
Volvo AB, Class B	94,019	1,812,298

		32,101,787

Switzerland (7.4%)
ABB Ltd. (Registered)	119,750	2,960,515
Adecco Group AG (Registered)*	10,090	785,652
Baloise Holding AG (Registered)	3,223	509,902
Barry Callebaut AG (Registered)*	128	196,161
Chocoladefabriken Lindt & Spruengli AG	64	365,157
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	416,069
Cie Financiere Richemont SA (Registered)	53,338	4,874,697
Coca-Cola HBC AG*	10,719	362,677
Credit Suisse Group AG (Registered)*	547,554	8,668,356
Credit Suisse Group AG (ADR)*	180,988	2,859,610
Dufry AG (Registered)*	2,158	342,748
EMS-Chemie Holding AG (Registered)	501	333,190
Ferguson plc	42,519	2,789,519
Geberit AG (Registered)	2,259	1,068,671
Givaudan SA (Registered)	564	1,227,189
Glencore plc*	735,076	3,368,706
Julius Baer Group Ltd.*	110,022	6,510,312
Kuehne + Nagel International AG (Registered)	3,213	594,920
LafargeHolcim Ltd. (Registered)*	27,346	1,598,372
Lonza Group AG (Registered)*	4,519	1,185,342
Nestle SA (Registered)	305,169	25,558,120
Novartis AG (Registered)	185,769	15,903,599
Novartis AG (ADR)	49,335	4,235,410
Pargesa Holding SA	1,595	132,594
Partners Group Holding AG	1,001	679,152
Roche Holding AG	81,084	20,699,091
Schindler Holding AG	2,611	576,747
Schindler Holding AG (Registered)	1,257	270,391
SGS SA (Registered)	333	798,842
Sika AG	294	2,187,505
Sonova Holding AG (Registered)	3,955	671,045
STMicroelectronics NV	39,871	771,412
Straumann Holding AG (Registered)	583	374,478
Swatch Group AG (The)	1,820	757,057
Swatch Group AG (The) (Registered)	3,496	278,532
Swiss Life Holding AG (Registered)*	1,936	681,953
Swiss Prime Site AG (Registered)*	4,460	400,933
Swiss Re AG	19,469	1,763,238
Swisscom AG (Registered)	1,544	791,174
UBS Group AG (Registered)*	388,773	6,644,491
Vifor Pharma AG(x)	2,560	301,379
Zurich Insurance Group AG	9,090	2,772,950

		128,267,858

Taiwan (0.9%)
Advanced Semiconductor Engineering, Inc. (ADR)(x)	428,899	2,650,596
Hon Hai Precision Industry Co. Ltd.	1,000,800	3,465,374
MediaTek, Inc.	106,000	994,493
Taiwan Semiconductor Manufacturing Co. Ltd.	490,000	3,498,384
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	142,461	5,349,410

		15,958,257

Turkey (0.1%)
Akbank Turk A/S	724,585	1,911,646

United Kingdom (11.6%)
3i Group plc	59,939	733,306
Admiral Group plc	12,905	314,208
Anglo American plc(x)	199,547	3,581,729
Ashtead Group plc	136,250	3,284,524
Associated British Foods plc	21,391	915,240
AstraZeneca plc	123,643	8,209,524
Auto Trader Group plc(m)	54,055	284,302
Aviva plc	243,654	1,679,824
Babcock International Group plc	14,349	159,109
BAE Systems plc	191,285	1,618,673
Barclays plc	2,259,884	5,855,111
Barratt Developments plc	58,091	478,339
Berkeley Group Holdings plc	8,072	402,049
BP plc	1,182,292	7,561,727
British American Tobacco plc	149,678	9,370,561
British Land Co. plc (The) (REIT)	59,395	479,128
BT Group plc	508,642	1,935,006
Bunzl plc	20,677	628,122
Burberry Group plc	93,589	2,207,203
Capita plc	39,305	297,578
Centrica plc	338,117	847,254
CNH Industrial NV	60,987	732,338
Cobham plc	157,362	307,230
Coca-Cola European Partners plc	13,380	560,995
Compass Group plc	209,663	4,447,413
ConvaTec Group plc(m)	71,676	263,070
Croda International plc	35,375	1,797,977
DCC plc	5,470	531,044
Diageo plc	431,433	14,181,289
Direct Line Insurance Group plc	80,440	391,923
Dixons Carphone plc	52,455	135,940
easyJet plc	10,806	176,222
Experian plc	136,712	2,746,079
Fiat Chrysler Automobiles NV*	65,474	1,173,137
G4S plc	100,720	375,607
GKN plc	101,770	471,846
GlaxoSmithKline plc	295,451	5,893,036
Hammerson plc (REIT)	50,072	360,308
Hargreaves Lansdown plc	17,029	337,719
HSBC Holdings plc	1,771,841	17,500,721
IMI plc	16,758	279,125
Imperial Brands plc	143,637	6,128,359
Inmarsat plc	27,855	240,191
InterContinental Hotels Group plc	27,815	1,471,502
International Consolidated Airlines Group SA	38,942	310,212
Intertek Group plc	45,520	3,038,860
Intu Properties plc (REIT)(x)	55,546	171,565
ITV plc	1,168,085	2,734,464
J Sainsbury plc	82,144	261,864
Johnson Matthey plc	11,583	530,826
Kingfisher plc	137,042	548,154
Land Securities Group plc (REIT)	45,872	597,779
Legal & General Group plc	354,436	1,234,380
Lloyds Banking Group plc	4,311,137	3,912,710
London Stock Exchange Group plc	19,426	996,981
Marks & Spencer Group plc	94,135	445,782
Meggitt plc	44,550	311,021
Merlin Entertainments plc(m)	40,761	243,331
Micro Focus International plc	26,307	841,450
National Grid plc	206,486	2,558,287

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Next plc	7,798	$549,634
Old Mutual plc	293,860	764,706
Pagegroup plc	461,246	3,077,369
Pearson plc	48,808	400,265
Persimmon plc	18,201	629,733
Provident Financial plc(x)	9,509	105,823
Prudential plc	312,449	7,479,748
Reckitt Benckiser Group plc	79,854	7,290,207
RELX NV	183,168	3,898,917
RELX plc	64,182	1,407,883
Rio Tinto Ltd.	25,348	1,322,814
Rio Tinto plc	74,139	3,450,296
Rio Tinto plc (ADR)(x)	55,358	2,612,344
Rolls-Royce Holdings plc*	260,499	3,096,239
Royal Bank of Scotland Group plc*	209,401	752,843
Royal Mail plc	56,509	290,924
RSA Insurance Group plc	59,599	497,544
Sage Group plc (The)	62,023	580,529
Schroders plc	7,468	335,739
Segro plc (REIT)	60,070	431,447
Severn Trent plc	13,862	403,636
Sky plc	61,455	753,500
Smith & Nephew plc	51,863	936,812
Smiths Group plc	22,700	479,692
SSE plc	60,728	1,136,816
St James’s Place plc	33,464	513,887
Standard Chartered plc*	197,674	1,964,373
Standard Life Aberdeen plc	161,087	935,738
Tate & Lyle plc	29,757	258,585
Taylor Wimpey plc	201,177	527,023
Tesco plc*	485,043	1,216,396
Travis Perkins plc	15,405	298,906
Unilever NV (CVA)	97,865	5,787,959
Unilever plc	76,964	4,454,261
United Utilities Group plc	42,016	481,096
Vodafone Group plc	1,599,491	4,475,248
Weir Group plc (The)	14,103	371,346
Whitbread plc	46,812	2,362,339
Wm Morrison Supermarkets plc	126,652	397,300
Worldpay Group plc(m)	115,440	629,587
WPP plc	235,484	4,370,347

		201,813,105

United States (2.4%)
Accenture plc, Class A	34,571	4,669,505
Carnival Corp.	68,378	4,415,167
Carnival plc	11,169	709,859
Core Laboratories NV(x)	31,538	3,112,801
Everest Re Group Ltd.	14,294	3,264,607
ICON plc*	58,900	6,707,532
Invesco Ltd.	50,900	1,783,536
Mettler-Toledo International, Inc.*	4,412	2,762,618
QIAGEN NV*	60,125	1,892,374
Shire plc	218,317	11,081,596
Taro Pharmaceutical Industries Ltd.(x)*	562	63,332
Yum China Holdings, Inc.*	20,057	801,678

		41,264,605

Total Common Stocks (79.7%) (Cost $1,003,916,767)		1,388,298,785

EXCHANGE TRADED FUNDS:
Deutsche X-trackers MSCI Japan Hedged Equity Fund(x)	85,050	3,447,076
iShares China Large-Cap Fund(x)	139,810	6,157,232
iShares Core MSCI EAFE Fund	294,400	18,891,648
iShares Core MSCI Emerging Markets Fund	28,900	1,561,178
iShares Currency Hedged MSCI Japan Fund(x)	197,850	6,095,759
iShares Latin America 40 Fund	54,347	1,907,036
iShares MSCI Australia Fund	89,315	2,004,229
iShares MSCI Austria Capped Fund(x)	83,537	1,956,437
iShares MSCI Belgium Capped Fund(x)	77,097	1,632,914
iShares MSCI BRIC Fund(x)	9,916	425,297
iShares MSCI Canada Fund(x)	26,258	759,907
iShares MSCI EAFE Fund	280,766	19,226,856
iShares MSCI EAFE Small-Cap Fund	16,500	1,023,000
iShares MSCI France Fund(x)	136,567	4,219,920
iShares MSCI Germany Fund(x)	310,810	10,079,568
iShares MSCI Hong Kong Fund	10,677	263,615
iShares MSCI Indonesia Fund(x)	22,100	589,849
iShares MSCI Ireland Capped Fund(x)	27,600	1,277,328
iShares MSCI Israel Capped Fund(x)	31,500	1,574,464
iShares MSCI Italy Capped Fund(x)	300,224	9,415,025
iShares MSCI Japan Fund(x)	204,770	11,407,737
iShares MSCI Malaysia Fund(x)	11,464	371,319
iShares MSCI Mexico Capped Fund	5,448	297,515
iShares MSCI Netherlands Fund(x)	19,893	624,441
iShares MSCI New Zealand Capped Fund(x)	36,200	1,703,934
iShares MSCI Norway Capped Fund(x)	48,300	1,258,215
iShares MSCI Pacific ex-Japan Fund(x)	63,692	2,945,118
iShares MSCI Poland Capped Fund	12,000	318,240
iShares MSCI Singapore Capped Fund(x)	51,963	1,269,456
iShares MSCI South Korea Capped Fund(x)	3,600	248,616
iShares MSCI Spain Capped Fund(x)	121,821	4,110,241
iShares MSCI Sweden Capped Fund(x)	12,403	445,020
iShares MSCI Switzerland Capped Fund(x)	13,900	486,917
iShares MSCI Thailand Capped Fund(x)	3,868	334,389
iShares MSCI Turkey Fund(x)	8,084	337,992
iShares MSCI United Kingdom Fund	33,200	1,157,020
SPDR EURO Stoxx 50 Fund(x)	19,964	823,515
SPDR S&P Emerging Asia Pacific Fund	33,879	3,359,780
Vanguard FTSE Developed Markets Fund(x)	190,900	8,286,969
Vanguard FTSE Emerging Markets Fund	147,400	6,422,218
Vanguard FTSE Europe Fund	672,800	39,244,424
Vanguard FTSE Pacific Fund	83,300	5,681,060
WisdomTree Japan Hedged Equity Fund	67,600	3,697,720

Total Exchange Traded Funds (10.8%) (Cost $150,438,718)		187,340,194

	Number of Rights	Value (Note 1)
RIGHTS:
Singapore (0.0%)
CapitaLand Commercial Trust (REIT), expiring 10/19/17* (Cost $—)	23,605	5,081

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	$1

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.3%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $4,200,560, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $4,286,287.(xx)	$4,200,000	4,200,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $3,900,341, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $3,978,001.(xx)	3,900,000	3,900,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,900,198, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $1,938,009.(xx)	1,900,000	1,900,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $4,900,490, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $4,998,017.(xx)	4,900,000	4,900,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,300,135, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $1,326,012.(xx)	1,300,000	1,300,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $3,700,370, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $3,774,020.(xx)	3,700,000	3,700,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,472,502, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,501,819.(xx)	1,472,372	1,472,372
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $2,400,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,449,866.(xx)	2,400,000	2,400,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $8,101,685, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $8,268,299.(xx)	8,100,000	8,100,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $5,000,442, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $5,100,001.(xx)	5,000,000	5,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $2,000,177, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $2,040,002.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $10,002,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $10,200,023.(xx)	10,000,000	10,000,000
RBS Securities, Inc., 1.03%, dated 9/29/17, due 10/6/17, repurchase price $2,000,401, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $2,040,060.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $7,001,443, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $7,140,006.(xx)	$7,000,000	$7,000,000

Total Repurchase Agreements		57,872,372

Total Short-Term Investments (3.3%) (Cost $57,872,373)		57,872,373

Total Investments (93.8%) (Cost $1,212,227,858)		1,633,516,433
Other Assets Less Liabilities (6.2%)		108,774,605

Net Assets (100%)		$1,742,291,038

*	Non-income producing.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $8,425,337 or 0.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $57,317,784. This was secured by cash collateral of $57,872,372 which was subsequently invested in joint repurchase agreements with a total value of $57,872,372, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,104,942 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.500%, maturing 10/26/17-8/15/47.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

KRW — Korean Won

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

SGD — Singapore Dollar

USD — United States Dollar

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Sector Weightings as of September 30, 2017	Market Value	% of Net Assets
Financials	$305,682,151	17.5%
Exchange Traded Funds	187,340,194	10.8
Industrials	183,674,411	10.5
Consumer Discretionary	180,452,625	10.4
Health Care	160,514,222	9.2
Consumer Staples	158,478,563	9.1
Information Technology	119,029,640	6.8
Materials	109,560,645	6.3
Energy	67,240,055	3.9
Repurchase Agreements	57,872,372	3.3
Telecommunication Services	42,487,165	2.4
Real Estate	32,317,895	1.9
Utilities	28,866,494	1.7
Investment Companies	1	0.0 #
Cash and Other	108,774,605	6.2

		100.0%

#	Less than 0.05%.

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	116,620	3,137,949	—	(204,831)	53,331	540,702	3,527,151	129,600	—

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,476	12/2017	EUR	62,382,762	1,479,708
FTSE 100 Index	394	12/2017	GBP	38,696,827	(226,623)
SPI 200 Index	135	12/2017	AUD	15,005,179	(82,995)
TOPIX Index	259	12/2017	JPY	38,553,655	2,089,440

					3,259,530

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
SGD	18,825	USD	13,870	Goldman Sachs International	10/04/2017	9
USD	254,706	JPY	28,652,765	Deutsche Bank AG	10/04/2017	60
GBP	2,504,050	USD	3,292,626	Citibank NA	12/15/2017	70,481

Total unrealized appreciation						70,550

HKD	584,040	USD	74,779	Brown Brothers Harriman & Co.	10/04/2017	(11)
KRW	5,911,971	USD	5,167	JPMorgan Chase Bank**	10/11/2017	(5)
AUD	1,661,635	USD	1,333,612	Citibank NA	12/15/2017	(31,364)
EUR	4,195,113	USD	5,062,243	Citibank NA	12/15/2017	(83,465)
JPY	309,128,839	USD	2,862,922	Citibank NA	12/15/2017	(105,721)
JPY	67,804,563	USD	613,734	National Australia Bank Limited	12/15/2017	(8,967)

Total unrealized depreciation						(229,533)

Net unrealized depreciation						(158,983)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,438,100	$172,014,525	$—	$180,452,625
Consumer Staples	1,089,689	157,388,874	—	158,478,563
Energy	7,792,914	59,447,141	—	67,240,055
Financials	33,198,806	272,483,345	—	305,682,151
Health Care	14,756,463	145,757,759	—	160,514,222
Industrials	7,680,778	175,993,633	—	183,674,411
Information Technology	27,623,739	91,405,901	—	119,029,640
Materials	4,166,872	105,393,773	—	109,560,645
Real Estate	524,844	31,787,970	—	32,312,814
Telecommunication Services	1,752,618	40,734,547	—	42,487,165
Utilities	—	28,866,494	—	28,866,494
Exchange Traded Funds	187,340,194	—	—	187,340,194
Forward Currency Contracts	—	70,550	—	70,550
Futures	3,569,148	—	—	3,569,148
Rights
Real Estate	—	5,081	—	5,081
Short-Term Investments
Investment Companies	1	—	—	1
Repurchase Agreements	—	57,872,372	—	57,872,372

Total Assets	$297,934,166	$1,339,221,965	$—	$1,637,156,131

Liabilities:
Forward Currency Contracts	$—	$(229,533)	$—	$(229,533)
Futures	(309,618)	—	—	(309,618)

Total Liabilities	$(309,618)	$(229,533)	$—	$(539,151)

Total	$297,624,548	$1,338,992,432	$—	$1,636,616,980

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$458,351,506
Aggregate gross unrealized depreciation	(71,023,542)

Net unrealized appreciation	$387,327,964

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,249,289,016

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.9%)
Abacus Property Group (REIT)	1	$3
Adelaide Brighton Ltd.	19,241	87,990
AGL Energy Ltd.	37,964	695,934
ALS Ltd.	35,278	216,396
Alumina Ltd.	140,781	242,943
Amcor Ltd.	61,702	736,149
AMP Ltd.	157,373	596,232
Ansell Ltd.	7,597	132,768
APA Group	63,548	416,223
ARB Corp. Ltd.(x)	3,357	45,555
Ardent Leisure Group(x)	20,240	28,895
Aristocrat Leisure Ltd.	35,318	581,772
Asaleo Care Ltd.	11,662	14,133
ASX Ltd.	10,768	442,846
Aurizon Holdings Ltd.	115,486	443,877
AusNet Services	81,811	108,452
Australia & New Zealand Banking Group Ltd.	152,958	3,551,415
Automotive Holdings Group Ltd.(x)	903	2,352
Aveo Group	16,815	31,523
Bank of Queensland Ltd.	12,653	128,827
Beach Energy Ltd.(r)(x)†	53,100	33,813
Bendigo & Adelaide Bank Ltd.	19,828	180,571
BHP Billiton Ltd.	157,700	3,188,983
BHP Billiton plc	140,703	2,478,385
BlueScope Steel Ltd.	30,228	260,108
Boral Ltd.	63,074	334,947
Brambles Ltd.	83,287	587,973
Breville Group Ltd.	5,221	46,359
BWP Trust (REIT)(x)	26,350	60,973
Caltex Australia Ltd.	13,528	340,625
carsales.com Ltd.	14,419	145,111
Challenger Ltd.	36,965	360,992
Charter Hall Group (REIT)	16,050	67,606
Charter Hall Retail REIT (REIT)	14,347	44,452
CIMIC Group Ltd.	5,015	173,912
Cleanaway Waste Management Ltd.	114,822	123,841
Coca-Cola Amatil Ltd.	20,368	123,500
Cochlear Ltd.	3,590	448,335
Commonwealth Bank of Australia	90,597	5,347,587
Computershare Ltd.	32,745	371,664
Corporate Travel Management Ltd.(x)	3,875	66,445
Cromwell Property Group (REIT)	12,599	9,438
Crown Resorts Ltd.	24,532	217,637
CSL Ltd.	24,716	2,597,113
CSR Ltd.	34,360	127,483
Dexus (REIT)	48,336	360,190
Domino’s Pizza Enterprises Ltd.(x)	3,712	133,414
Downer EDI Ltd.	39,493	209,723
DuluxGroup Ltd.	16,116	88,490
Estia Health Ltd.	7,359	18,299
Evolution Mining Ltd.	75,322	130,572
Fairfax Media Ltd.	153,337	113,662
FlexiGroup Ltd.(x)	8,527	10,401
Flight Centre Travel Group Ltd.(x)	3,640	128,513
Fortescue Metals Group Ltd.(x)	85,182	343,438
G8 Education Ltd.	27,893	89,049
Genworth Mortgage Insurance Australia Ltd.	2,036	4,456
Goodman Group (REIT)	92,754	599,511
GPT Group (The) (REIT)	90,714	352,934
GrainCorp Ltd., Class A	7,979	51,071
Greencross Ltd.(x)	7,100	29,461
GUD Holdings Ltd.	4,390	37,534
GWA Group Ltd.	18,054	36,962
Harvey Norman Holdings Ltd.(x)	29,571	89,999
Healthscope Ltd.(x)	61,077	80,008
HT&E Ltd.(x)	8,169	13,200
Iluka Resources Ltd.	22,492	167,606
Incitec Pivot Ltd.	90,163	254,606
Independence Group NL(x)	24,767	67,218
Insurance Australia Group Ltd.	133,706	668,079
Investa Office Fund (REIT)	33,254	117,380
InvoCare Ltd.(x)	6,750	83,127
IOOF Holdings Ltd.	16,411	143,532
IRESS Ltd.	6,640	59,324
Japara Healthcare Ltd.(x)	16,654	23,383
JB Hi-Fi Ltd.(x)	5,712	102,693
LendLease Group	33,990	477,779
Macquarie Atlas Roads Group(x)	34,650	147,584
Macquarie Group Ltd.	18,078	1,289,280
Magellan Financial Group Ltd.	9,442	181,899
Mayne Pharma Group Ltd.(x)*	66,947	34,659
McMillan Shakespeare Ltd.	2,381	27,455
Medibank Pvt Ltd.	140,926	322,784
Metcash Ltd.	53,616	107,664
Mineral Resources Ltd.	9,297	118,577
Mirvac Group (REIT)	198,373	356,333
Monadelphous Group Ltd.	4,750	58,497
Myer Holdings Ltd.(x)	40,779	24,790
National Australia Bank Ltd.	140,743	3,477,562
Navitas Ltd.(x)	20,680	73,483
Newcrest Mining Ltd.	43,292	713,802
Nine Entertainment Co. Holdings Ltd.(x)	43,128	46,685
Northern Star Resources Ltd.	38,712	150,007
Nufarm Ltd.	11,910	77,447
Oil Search Ltd.	61,664	338,585
Orica Ltd.	20,575	319,069
Origin Energy Ltd.*	93,384	547,913
Orora Ltd.	83,338	202,648
OZ Minerals Ltd.	18,845	109,683
Pact Group Holdings Ltd.	11,437	47,009
Perpetual Ltd.	2,833	115,155
Platinum Asset Management Ltd.(x)	15,920	75,675
Premier Investments Ltd.(x)	5,965	60,873
Primary Health Care Ltd.	27,634	66,762
Qantas Airways Ltd.	119,737	547,564
QBE Insurance Group Ltd.	76,287	598,994
Qube Holdings Ltd.(x)	31,841	61,691
Ramsay Health Care Ltd.	8,303	405,622
REA Group Ltd.	3,878	203,807
Regis Healthcare Ltd.(x)	8,255	22,534
Regis Resources Ltd.	24,410	68,930
Retail Food Group Ltd.(x)	7,021	23,571
Sandfire Resources NL	5,890	26,612
Santos Ltd.*	89,919	283,540
Scentre Group (REIT)	274,589	846,473
SEEK Ltd.	22,102	287,964
Seven Group Holdings Ltd.	6,490	61,038
Seven West Media Ltd.	103,318	53,893
Shopping Centres Australasia Property Group (REIT)(x)	15,034	27,005
Sigma Healthcare Ltd.(x)	76,540	49,531
Sirtex Medical Ltd.	3,230	33,849
Sonic Healthcare Ltd.	23,019	377,553
South32 Ltd.	272,984	700,201
Southern Cross Media Group Ltd.	37,539	34,746
Spark Infrastructure Group	92,555	182,952
Star Entertainment Grp Ltd. (The)	52,781	216,943
Steadfast Group Ltd.	38,427	84,097
Stockland (REIT)	124,591	420,235

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Suncorp Group Ltd.	64,735	$662,655
Super Retail Group Ltd.(x)	5,904	37,373
Sydney Airport	127,761	712,534
Syrah Resources Ltd.(x)*	12,465	33,635
Tabcorp Holdings Ltd.	50,814	170,196
Tatts Group Ltd.	76,382	238,458
Technology One Ltd.	11,605	45,697
Telstra Corp. Ltd.	621,141	1,700,408
TPG Telecom Ltd.(x)	22,358	85,408
Transurban Group	119,530	1,113,861
Treasury Wine Estates Ltd.	43,498	467,100
Vicinity Centres (REIT)	188,468	393,239
VIRGIN AUST(r)*†	96,120	—
Vocus Group Ltd.(x)	29,370	55,060
Wesfarmers Ltd.	58,035	1,881,451
Western Areas Ltd.(x)	22,353	45,588
Westfield Corp. (REIT)	94,272	579,744
Westpac Banking Corp.	176,190	4,411,453
Whitehaven Coal Ltd.*	29,544	85,281
Woodside Petroleum Ltd.	36,592	835,250
Woolworths Ltd.	65,771	1,300,603
WorleyParsons Ltd.*	12,984	137,493

		61,031,464

Belgium (1.4%)
Anheuser-Busch InBev SA/NV	119,791	14,342,154

Brazil (0.1%)
Ambev SA (Preference)(q)	66,100	439,115
Ambev SA (ADR)	66,109	435,659

		874,774

Canada (0.1%)
Barrick Gold Corp.	84,278	1,356,033

Chile (0.0%)
Antofagasta plc	28,783	366,022

China (0.9%)
Alibaba Group Holding Ltd. (ADR)*	54,606	9,431,002

Colombia (1.2%)
Bancolombia SA (ADR)	91,166	4,174,491
Cementos Argos SA	636,722	2,532,478
Grupo Argos SA	325,165	2,331,928
Grupo Argos SA (Preference)(q)	92,635	605,030
Grupo Aval Acciones y Valores SA (ADR)	106,020	950,999
Grupo de Inversiones Suramericana SA	162,351	2,266,688
Grupo de Inversiones Suramericana SA (Preference)(q)	2,202	30,069

		12,891,683

Denmark (0.5%)
Novo Nordisk A/S, Class B	103,700	4,957,506

Finland (0.3%)
Nokia OYJ	530,719	3,186,465

France (13.7%)
Air Liquide SA	35,395	4,720,894
Airbus SE	51,835	4,926,221
AXA SA‡	189,369	5,727,432
BNP Paribas SA	102,990	8,307,655
Cie de Saint-Gobain	45,781	2,728,154
Cie Generale des Etablissements Michelin	45,148	6,590,012
Danone SA	55,590	4,360,630
Engie SA	167,411	2,843,292
Essilor International SA	67,255	8,326,440
Hermes International	1,148	578,752
JCDecaux SA	59,315	2,220,907
L’Oreal SA	50,614	10,761,742
LVMH Moet Hennessy Louis Vuitton SE	24,987	6,894,277
Orange SA	199,828	3,273,409
Pernod Ricard SA	44,204	6,115,243
Safran SA	32,614	3,331,958
Sanofi	104,302	10,356,294
Schneider Electric SE*	115,693	10,067,986
Societe Generale SA	81,291	4,759,216
TOTAL SA	225,859	12,131,213
Unibail-Rodamco SE (REIT)	29,747	7,233,754
Vinci SA	51,100	4,855,765
Vivendi SA	413,058	10,457,099

		141,568,345

Germany (11.5%)
adidas AG	15,000	3,393,235
Allianz SE (Registered)	68,252	15,322,704
BASF SE	84,549	8,997,559
Bayer AG (Registered)	135,832	18,510,244
Bayerische Motoren Werke AG	28,652	2,906,530
Daimler AG (Registered)	91,746	7,316,082
Deutsche Bank AG (Registered)	169,341	2,928,109
Deutsche Boerse AG	13,798	1,495,593
Deutsche Post AG (Registered)	87,277	3,885,246
Deutsche Telekom AG (Registered)	289,294	5,397,153
E.ON SE	202,389	2,290,613
Fresenius SE & Co. KGaA	98,736	7,964,507
Linde AG	5,632	1,174,532
Linde AG*	22,526	4,697,630
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	14,098	3,014,233
SAP SE	140,121	15,350,299
Siemens AG (Registered)	78,245	11,023,350
TUI AG	28,009	475,156
Volkswagen AG (Preference)(q)	17,769	2,898,163

		119,040,938

Ireland (0.5%)
CRH plc (Irish Stock Exchange)	75,000	2,860,936
CRH plc (London Stock Exchange)	53,343	2,027,877
James Hardie Industries plc (CHDI)	24,166	335,897

		5,224,710

Israel (0.3%)
Teva Pharmaceutical Industries Ltd. (ADR)	152,257	2,679,723

Italy (1.4%)
Enel SpA	675,971	4,070,549
Eni SpA	231,010	3,822,430
Intesa Sanpaolo SpA	1,309,569	4,630,957
Telecom Italia SpA*	1,251,936	1,172,633
Telecom Italia SpA (RNC)	395,042	296,948

		13,993,517

Japan (18.2%)
77 Bank Ltd. (The)	200	4,943
A&A Material Corp.	200	2,298
A&D Co. Ltd.	1,200	5,823
ABC-Mart, Inc.	500	26,394
Accretive Co. Ltd.	1,000	3,661
Achilles Corp.	1,000	20,076
Acom Co. Ltd.(x)*	24,100	93,380
Adastria Co. Ltd.	2,060	46,500
ADEKA Corp.	5,100	93,003
Advan Co. Ltd.	1,400	12,205

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Advanex, Inc.	200	$5,341
Advantest Corp.(x)	5,600	104,759
Aeon Co. Ltd.	31,999	472,769
Aeon Delight Co. Ltd.	1,400	52,566
Aeon Fantasy Co. Ltd.	400	13,579
AEON Financial Service Co. Ltd.(x)	4,900	102,376
Aeon Hokkaido Corp.	900	4,999
Aeon Mall Co. Ltd.	5,960	106,091
AGORA Hospitality Group Co. Ltd.*	5,000	1,555
Ai Holdings Corp.	2,100	52,442
Aica Kogyo Co. Ltd.	3,700	124,292
Aichi Bank Ltd. (The)	400	24,386
Aichi Corp.	2,100	15,639
Aichi Steel Corp.	600	23,568
Aichi Tokei Denki Co. Ltd.	100	3,546
Aida Engineering Ltd.	3,300	38,946
Aiful Corp.(x)*	20,300	67,652
Aigan Co. Ltd.	900	2,184
Ain Holdings, Inc.	1,000	68,962
Aiphone Co. Ltd.	800	13,010
Air Water, Inc.	6,000	110,695
Airport Facilities Co. Ltd.	1,200	6,335
Airtech Japan Ltd.	300	2,293
Aisan Industry Co. Ltd.	1,500	14,423
Aisin Seiki Co. Ltd.	7,748	408,315
Ajinomoto Co., Inc.	14,000	273,219
Akebono Brake Industry Co. Ltd.*	5,700	19,502
Akita Bank Ltd. (The)	800	25,132
Alconix Corp.	800	14,383
Alfresa Holdings Corp.	8,000	146,385
Alpen Co. Ltd.	700	13,636
Alpha Corp.	300	6,191
Alpha Systems, Inc.	360	7,390
Alpine Electronics, Inc.	2,400	43,660
Alps Electric Co. Ltd.(x)	7,200	189,974
Altech Co. Ltd.	500	1,062
Altech Corp.	500	16,463
Amada Holdings Co. Ltd.	13,000	142,679
Amano Corp.	3,400	80,464
Amuse, Inc.	600	14,925
ANA Holdings, Inc.	9,900	374,709
Anest Iwata Corp.	2,000	18,805
Anritsu Corp.	5,000	41,457
AOI TYO Holdings, Inc.	500	5,412
AOKI Holdings, Inc.	2,200	28,858
Aomori Bank Ltd. (The)	900	31,433
Aoyama Trading Co. Ltd.	1,600	57,232
Aozora Bank Ltd.	3,900	148,340
Arakawa Chemical Industries Ltd.	1,000	23,435
Araya Industrial Co. Ltd.	200	3,786
Arcland Sakamoto Co. Ltd.	1,400	21,089
Arcs Co. Ltd.	1,500	33,832
Argo Graphics, Inc.	400	12,513
Ariake Japan Co. Ltd.	1,100	78,987
Arisawa Manufacturing Co. Ltd.	2,000	17,863
Arrk Corp.*	4,200	4,031
As One Corp.	800	42,586
Asahi Co. Ltd.	500	5,919
Asahi Diamond Industrial Co. Ltd.	4,000	38,463
Asahi Glass Co. Ltd.	4,800	178,094
Asahi Group Holdings Ltd.	13,300	538,501
Asahi Kasei Corp.	51,000	627,727
Asahi Kogyosha Co. Ltd.	200	5,936
Asahi Net, Inc.	1,000	4,763
ASAHI YUKIZAI Corp.	800	10,607
Asanuma Corp.	4,000	11,944
Asatsu-DK, Inc.	2,000	56,521
Ashimori Industry Co. Ltd.	300	8,718
Asics Corp.	7,500	111,709
ASKA Pharmaceutical Co. Ltd.	1,000	16,476
ASKUL Corp.	900	25,354
Astellas Pharma, Inc.	75,000	954,121
Asunaro Aoki Construction Co. Ltd.	500	4,390
Atsugi Co. Ltd.	1,100	12,454
Autobacs Seven Co. Ltd.(x)	100	1,621
Avex Group Holdings, Inc.	2,300	31,212
Awa Bank Ltd. (The)	10,000	65,941
Axell Corp.	400	2,979
Axial Retailing, Inc.	700	26,905
Azbil Corp.	2,300	98,623
Azuma Shipping Co. Ltd.	600	2,224
Bandai Namco Holdings, Inc.	8,600	295,010
Bando Chemical Industries Ltd.	2,000	21,240
Bank of Iwate Ltd. (The)	800	32,313
Bank of Kyoto Ltd. (The)	3,200	162,666
Bank of Nagoya Ltd. (The)	1,099	43,169
Bank of Okinawa Ltd. (The)	1,080	43,430
Bank of Saga Ltd. (The)	700	16,933
Bank of the Ryukyus Ltd.	2,500	38,658
Belc Co. Ltd.	600	30,073
Belluna Co. Ltd.	3,000	31,620
Benesse Holdings, Inc.	2,400	86,594
Bic Camera, Inc.	3,000	33,353
BML, Inc.	1,400	29,947
Bookoff Corp.	700	5,076
BP Castrol KK	500	8,589
Bridgestone Corp.	24,700	1,120,802
Brother Industries Ltd.	9,700	225,680
Bunka Shutter Co. Ltd.	3,000	22,448
CAC Holdings Corp.	700	6,638
Calbee, Inc.	3,500	123,017
Can Do Co. Ltd.	1,000	16,023
Canare Electric Co. Ltd.	100	2,245
Canon Electronics, Inc.	1,100	22,191
Canon Marketing Japan, Inc.	2,300	54,963
Canon, Inc.	34,300	1,172,037
Capcom Co. Ltd.(x)	2,600	63,911
Carlit Holdings Co. Ltd.	1,000	7,074
Casio Computer Co. Ltd.	8,700	122,469
Cawachi Ltd.	800	19,139
Central Glass Co. Ltd.	2,400	52,298
Central Japan Railway Co.	5,900	1,034,499
Central Security Patrols Co. Ltd.	500	9,336
Central Sports Co. Ltd.	400	13,668
Chiba Bank Ltd. (The)	31,000	221,773
Chiba Kogyo Bank Ltd. (The)	2,300	12,141
Chilled & Frozen Logistics Holdings Co. Ltd.	400	4,941
Chino Corp.	400	4,589
Chiyoda Co. Ltd.	1,600	40,055
Chiyoda Corp.(x)	9,000	52,628
Chiyoda Integre Co. Ltd.	400	9,377
Chofu Seisakusho Co. Ltd.	1,200	28,207
Chori Co. Ltd.	800	14,887
Chubu Electric Power Co., Inc.	25,400	315,341
Chubu Shiryo Co. Ltd.	1,200	21,265
Chudenko Corp.	2,000	58,120
Chuetsu Pulp & Paper Co. Ltd.	400	7,557
Chugai Pharmaceutical Co. Ltd.	6,800	282,213
Chugai Ro Co. Ltd.	400	7,806
Chugoku Bank Ltd. (The)(x)	8,000	109,629
Chugoku Electric Power Co., Inc. (The)(x)	11,600	123,190
Chugoku Marine Paints Ltd.	3,000	25,088

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Chugokukogyo Co. Ltd.	100	$681
Chukyo Bank Ltd. (The)	500	10,393
Chuo Spring Co. Ltd.	100	3,208
CI Takiron Corp.	3,000	19,196
Ci:z Holdings Co. Ltd.	2,000	70,473
Citizen Watch Co. Ltd.	100	689
CKD Corp.	3,400	66,776
Clarion Co. Ltd.	6,000	23,675
Cleanup Corp.	1,200	9,630
CMIC Holdings Co. Ltd.	400	5,592
CMK Corp.	2,400	24,144
Coca-Cola Bottlers Japan, Inc.	4,373	141,848
cocokara fine, Inc.	1,100	62,759
COLOPL, Inc.	1,700	19,610
Colowide Co. Ltd.(x)	4,000	73,655
Computer Engineering & Consulting Ltd.	800	18,961
Computer Institute of Japan Ltd.	1,200	6,836
COMSYS Holdings Corp.	3,400	81,249
Concordia Financial Group Ltd.	51,246	253,258
CONEXIO Corp.	1,000	17,338
Core Corp.	400	6,559
Corona Corp.	500	5,248
Cosel Co. Ltd.(x)	1,800	23,355
Cosmo Energy Holdings Co. Ltd.	1,500	34,326
Cosmos Pharmaceutical Corp.	500	111,620
Create Medic Co. Ltd.	300	2,821
Create SD Holdings Co. Ltd.	1,500	39,685
Credit Saison Co. Ltd.	7,300	151,482
Cresco Ltd.	300	11,251
CTI Engineering Co. Ltd.	700	6,507
CyberAgent, Inc.	4,600	134,086
Cybernet Systems Co. Ltd.	1,000	6,790
Cybozu, Inc.	2,000	9,047
Dai Nippon Printing Co. Ltd.	10,500	251,291
Dai Nippon Toryo Co. Ltd.	1,400	21,561
Daibiru Corp.	3,600	39,767
Daicel Corp.	5,200	62,663
Dai-Dan Co. Ltd.	500	12,322
Daido Kogyo Co. Ltd.	400	5,784
Daido Metal Co. Ltd.	1,000	8,922
Daido Steel Co. Ltd.(x)	1,200	71,131
Daidoh Ltd.	1,600	6,200
Daifuku Co. Ltd.	5,000	246,168
Daihen Corp.	6,000	53,215
Daiho Corp.	4,000	18,911
Daiichi Jitsugyo Co. Ltd.	400	11,589
Dai-ichi Life Holdings, Inc.	48,400	868,426
Daiichi Sankyo Co. Ltd.	22,600	509,743
Daiken Corp.	1,000	25,221
Daiken Medical Co. Ltd.	400	2,773
Daiki Aluminium Industry Co. Ltd.	2,000	14,894
Daikin Industries Ltd.	7,800	789,878
Daikoku Denki Co. Ltd.	500	7,483
Daikyo, Inc.	1,000	19,640
Dainichi Co. Ltd.	600	4,255
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	36,472
Daio Paper Corp.(x)	5,000	59,009
Daiohs Corp.	200	2,353
Daisan Bank Ltd. (The)	700	11,496
Daiseki Co. Ltd.	1,900	47,852
Daishi Bank Ltd. (The)	1,600	75,361
Daisue Construction Co. Ltd.	400	3,498
Daisyo Corp.	600	9,059
Daito Bank Ltd. (The)	700	10,756
Daito Trust Construction Co. Ltd.	3,300	601,200
Daitobo Co. Ltd.*	1,000	755
Daitron Co. Ltd.	500	8,896
Daiwa House Industry Co. Ltd.	18,500	638,725
Daiwa Industries Ltd.	1,000	10,682
Daiwa Securities Group, Inc.	51,000	288,845
Daiwabo Holdings Co. Ltd.	1,410	59,457
Daiyu Lic Holdings Co. Ltd.	111	884
Danto Holdings Corp.*	1,000	1,306
DCM Holdings Co. Ltd.(x)	5,800	52,369
DeNA Co. Ltd.	4,000	89,651
Denka Co. Ltd.	2,600	85,608
Denki Kogyo Co. Ltd.	600	15,207
Denso Corp.	17,200	870,203
Dentsu, Inc.	79,000	3,468,207
Denyo Co. Ltd.	1,100	19,483
Descente Ltd.	3,000	40,924
DIC Corp.	2,699	97,742
Dijet Industrial Co. Ltd.	100	1,657
Disco Corp.	500	101,711
DKS Co. Ltd.	2,000	12,655
DMG Mori Co. Ltd.	6,800	122,071
Don Quijote Holdings Co. Ltd.	5,500	205,532
Doshisha Co. Ltd.	1,000	22,431
Doutor Nichires Holdings Co. Ltd.	2,100	45,070
Dowa Holdings Co. Ltd.	1,800	65,985
DTS Corp.	1,100	30,158
Dunlop Sports Co. Ltd.	1,000	14,255
Duskin Co. Ltd.	100	2,817
DyDo Group Holdings, Inc.	500	23,817
Dynic Corp.	400	4,330
Eagle Industry Co. Ltd.	1,000	18,351
Earth Chemical Co. Ltd.	100	4,515
East Japan Railway Co.(x)	13,600	1,255,152
Ebara Corp.	3,400	112,855
Ebara Jitsugyo Co. Ltd.	300	4,532
Echo Trading Co. Ltd.	300	1,821
Econach Holdings Co. Ltd.*	1,500	1,880
Eco’s Co. Ltd.	400	4,113
EDION Corp.(x)	4,400	41,253
Ehime Bank Ltd. (The)	1,400	17,978
Eighteenth Bank Ltd. (The)	7,000	17,107
Eiken Chemical Co. Ltd.	1,000	38,925
Eisai Co. Ltd.	9,100	467,110
Eizo Corp.	1,000	39,547
Electric Power Development Co. Ltd.	7,000	175,801
Elematec Corp.	900	17,148
Enplas Corp.	600	27,780
Enshu Ltd.*	2,000	2,684
EPS Holdings, Inc.	2,000	38,391
ESPEC Corp.	1,200	24,549
euglena Co. Ltd.(x)*	3,600	37,880
Excel Co. Ltd.	600	11,171
Exedy Corp.	1,500	45,657
Ezaki Glico Co. Ltd.	2,000	105,577
Faith, Inc.	400	4,561
FALCO HOLDINGS Co. Ltd.	600	9,315
FamilyMart UNY Holdings Co. Ltd.	3,590	189,191
Fancl Corp.	2,500	53,988
FANUC Corp.	40,900	8,283,590
Fast Retailing Co. Ltd.	1,200	353,948
FCC Co. Ltd.	1,800	40,087
Feed One Co. Ltd.	7,520	17,576
Felissimo Corp.	300	3,730
FIDEA Holdings Co. Ltd.	7,000	12,815
Financial Products Group Co. Ltd.	4,600	51,059
First Baking Co. Ltd.*	100	1,078
Foster Electric Co. Ltd.	1,100	22,200

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
FP Corp.	400	$20,440
France Bed Holdings Co. Ltd.	1,600	14,745
F-Tech, Inc.	400	6,544
Fudo Tetra Corp.	9,800	16,286
Fuji Co. Ltd.	1,300	33,457
Fuji Corp. Ltd.	1,200	8,734
Fuji Electric Co. Ltd.	21,000	116,454
Fuji Kiko Co. Ltd.	1,000	6,550
Fuji Kosan Co. Ltd.	400	2,097
Fuji Kyuko Co. Ltd.(x)	1,500	33,419
Fuji Media Holdings, Inc.	7,700	109,555
Fuji Oil Co. Ltd.	3,300	12,786
Fuji Oil Holdings, Inc.	3,300	86,192
Fuji Seal International, Inc.	2,400	72,517
Fuji Soft, Inc.	1,600	46,710
Fujibo Holdings, Inc.	500	17,241
Fujicco Co. Ltd.	1,000	23,648
FUJIFILM Holdings Corp.	14,770	573,211
Fujikura Kasei Co. Ltd.	1,600	9,470
Fujikura Ltd.	18,000	144,608
Fujikura Rubber Ltd.	800	6,470
Fujimi, Inc.	1,100	25,622
Fujimori Kogyo Co. Ltd.	900	30,393
Fujita Kanko, Inc.	300	9,531
Fujitec Co. Ltd.	3,000	41,991
Fujitsu General Ltd.	2,000	40,453
Fujitsu Ltd.	83,000	616,571
Fujiya Co. Ltd.	700	15,627
FuKoKu Co. Ltd.	500	5,163
Fukuda Corp.	200	11,340
Fukui Bank Ltd. (The)	1,000	26,519
Fukui Computer Holdings, Inc.	400	10,309
Fukuoka Financial Group, Inc.	37,000	170,984
Fukushima Bank Ltd. (The)	1,500	12,184
Fukushima Industries Corp.	600	22,155
Fukuyama Transporting Co. Ltd.	1,600	50,691
FULLCAST Holdings Co. Ltd.	1,000	18,174
Funai Electric Co. Ltd.	1,100	8,593
Funai Soken Holdings, Inc.	1,560	48,037
Furukawa Co. Ltd.	2,100	35,757
Furukawa Electric Co. Ltd.	3,100	170,255
Furusato Industries Ltd.	700	11,086
Fuso Pharmaceutical Industries Ltd.	400	9,882
Futaba Corp.	2,100	39,639
Futaba Industrial Co. Ltd.	3,500	39,378
Future Corp.	1,000	9,047
Fuyo General Lease Co. Ltd.	1,100	71,753
G-7 Holdings, Inc.	300	6,105
Gakken Holdings Co. Ltd.	500	14,308
Gakujo Co. Ltd.	400	4,738
Gecoss Corp.	800	8,631
Genki Sushi Co. Ltd.	300	7,105
Geo Holdings Corp.	2,000	28,882
GLOBERIDE, Inc.	500	8,647
Glory Ltd.	3,400	120,409
GMO internet, Inc.	3,400	41,425
Godo Steel Ltd.	700	13,107
Goldcrest Co. Ltd.	1,100	26,081
Goldwin, Inc.	400	28,545
Gree, Inc.	5,100	34,854
GS Yuasa Corp.(x)	14,000	73,530
GSI Creos Corp.	300	5,095
Gun-Ei Chemical Industry Co. Ltd.	300	10,438
Gunma Bank Ltd. (The)	22,000	136,076
Gunze Ltd.	800	36,543
Gurunavi, Inc.	2,000	28,971
H2O Retailing Corp.	4,760	84,857
Hachijuni Bank Ltd. (The)	10,000	62,475
Hakudo Co. Ltd.	400	7,554
Hakuhodo DY Holdings, Inc.	10,600	139,230
Hakuto Co. Ltd.	700	10,600
Hakuyosha Co. Ltd.	100	3,088
Hamakyorex Co. Ltd.	600	17,196
Hamamatsu Photonics KK	6,000	181,293
Hankyu Hanshin Holdings, Inc.	9,800	371,882
Hanwa Co. Ltd.	2,200	78,889
Happinet Corp.	600	9,779
Hard Off Corp. Co. Ltd.	500	5,070
Harima Chemicals Group, Inc.	1,100	9,795
Haruyama Holdings, Inc.	500	4,452
Haseko Corp.	10,500	139,969
Hayashikane Sangyo Co. Ltd.	400	3,253
Hazama Ando Corp.	7,520	52,595
Heiwa Corp.(x)	4,220	83,669
Heiwa Real Estate Co. Ltd.	1,800	30,665
Heiwado Co. Ltd.	2,400	52,532
Helios Techno Holding Co. Ltd.	1,100	7,205
Hibiya Engineering Ltd.	1,800	37,352
Hiday Hidaka Corp.	1,243	34,575
Hikari Tsushin, Inc.	900	112,775
Hino Motors Ltd.	12,000	146,741
Hioki EE Corp.	500	10,682
Hirakawa Hewtech Corp.	400	5,375
Hirose Electric Co. Ltd.	975	137,250
Hiroshima Bank Ltd. (The)	10,000	80,960
HIS Co. Ltd.	2,600	82,026
Hisaka Works Ltd.	1,000	8,496
Hisamitsu Pharmaceutical Co., Inc.	2,600	124,772
Hitachi Capital Corp.	1,200	28,516
Hitachi Chemical Co. Ltd.	4,600	126,114
Hitachi Construction Machinery Co. Ltd.	4,200	124,479
Hitachi High-Technologies Corp.	1,800	65,266
Hitachi Kokusai Electric, Inc.	2,000	54,743
Hitachi Ltd.	145,640	1,026,243
Hitachi Metals Ltd.	9,400	130,819
Hitachi Transport System Ltd.	2,100	48,597
Hitachi Zosen Corp.	5,100	27,058
Hochiki Corp.	1,000	19,729
Hodogaya Chemical Co. Ltd.	200	13,579
Hogy Medical Co. Ltd.	600	42,551
Hokkaido Electric Power Co., Inc.*	7,100	50,667
Hokkaido Gas Co. Ltd.	2,000	5,048
Hokkan Holdings Ltd.	3,000	11,517
Hokko Chemical Industry Co. Ltd.	1,000	6,292
Hokkoku Bank Ltd. (The)	1,400	61,337
Hokuetsu Bank Ltd. (The)	1,300	29,541
Hokuetsu Kishu Paper Co. Ltd.(x)	8,000	49,980
Hokuhoku Financial Group, Inc.	2,900	46,647
Hokuriku Electric Industry Co. Ltd.	400	5,613
Hokuriku Electric Power Co.(x)	7,800	65,436
Hokushin Co. Ltd.	800	1,436
Hokuto Corp.	1,400	24,373
Honda Motor Co. Ltd.	65,500	1,939,533
Honeys Holdings Co. Ltd.	1,080	12,458
Hoosiers Holdings	2,000	20,813
Horiba Ltd.	2,100	118,694
Hoshizaki Corp.	1,500	131,837
Hosiden Corp.	3,000	48,896
Hosokawa Micron Corp.	400	23,070
House Foods Group, Inc.	3,600	107,016
House of Rose Co. Ltd.	100	1,389
Howa Machinery Ltd.	600	5,305
Hoya Corp.	83,600	4,513,397

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Hulic Co. Ltd.	14,800	$145,074
Hurxley Corp.	300	3,093
Hyakugo Bank Ltd. (The)	11,000	49,171
Hyakujushi Bank Ltd. (The)	14,000	48,523
Ibiden Co. Ltd.	4,300	68,517
IBJ Leasing Co. Ltd.	1,700	46,003
Ichibanya Co. Ltd.	800	33,273
Ichiken Co. Ltd.	200	4,772
Ichikoh Industries Ltd.(x)	2,000	13,117
Ichinen Holdings Co. Ltd.	1,300	17,884
Ichiyoshi Securities Co. Ltd.	2,700	26,466
Icom, Inc.	600	14,525
Idec Corp.	1,400	28,740
Idemitsu Kosan Co. Ltd.	3,200	90,291
IDOM, Inc.	3,300	20,382
IHI Corp.	6,600	229,336
Iida Group Holdings Co. Ltd.	5,976	106,535
Iino Kaiun Kaisha Ltd.	5,900	27,475
Ikegami Tsushinki Co. Ltd.	3,000	4,399
Imasen Electric Industrial	800	9,968
Impress Holdings, Inc.	1,000	1,351
Inaba Denki Sangyo Co. Ltd.	100	4,150
Inaba Seisakusho Co. Ltd.	600	7,502
Inabata & Co. Ltd.	3,200	42,657
Inageya Co. Ltd.	1,000	16,494
Ines Corp.	1,600	14,845
I-Net Corp.	550	7,923
Information Services International-Dentsu Ltd.	700	15,888
Inpex Corp.	44,600	473,844
Intage Holdings, Inc.	1,200	14,429
Internet Initiative Japan, Inc.	700	13,070
Inui Global Logistics Co. Ltd.	490	3,253
I’rom Group Co. Ltd.*	300	4,271
Iseki & Co. Ltd.	1,300	29,044
Isetan Mitsukoshi Holdings Ltd.	4,500	46,990
Ishihara Sangyo Kaisha Ltd.*	2,100	29,804
Ishii Iron Works Co. Ltd.	100	1,511
Ishikawa Seisakusho Ltd.*	200	5,256
Ishizuka Glass Co. Ltd.	100	2,136
Isuzu Motors Ltd.	24,400	323,309
Itfor, Inc.	1,300	7,440
Ito En Ltd.	3,000	101,178
ITOCHU Corp.	56,900	931,941
Itochu Enex Co. Ltd.	2,700	28,986
Itochu Techno-Solutions Corp.	2,400	89,580
Itochu-Shokuhin Co. Ltd.	300	13,517
Itoham Yonekyu Holdings, Inc.	7,370	66,414
Itoki Corp.	2,600	21,858
IwaiCosmo Holdings, Inc.	1,100	13,197
Iwaki & Co. Ltd.	1,000	4,710
Iwasaki Electric Co. Ltd.	400	6,850
Iwatani Corp.	600	18,263
Iwatsu Electric Co. Ltd.	500	3,870
Iyo Bank Ltd. (The)	4,100	33,194
Izumi Co. Ltd.	1,700	87,172
Izutsuya Co. Ltd.*	600	2,613
J Front Retailing Co. Ltd.	9,500	131,282
Jaccs Co. Ltd.	1,600	39,515
Jafco Co. Ltd.	1,600	81,760
Jalux, Inc.	300	6,929
Janome Sewing Machine Co. Ltd.	1,200	8,126
Japan Airlines Co. Ltd.	8,500	287,652
Japan Airport Terminal Co. Ltd.	1,600	57,018
Japan Asia Investment Co. Ltd.*	800	2,936
Japan Aviation Electronics Industry Ltd.	2,000	31,264
Japan Cash Machine Co. Ltd.	1,100	11,056
Japan Display, Inc.(x)*	17,300	33,516
Japan Drilling Co. Ltd.*	300	5,609
Japan Electronic Materials Corp.	500	2,990
Japan Exchange Group, Inc.	25,400	449,424
Japan Foods Co. Ltd.	100	1,240
Japan Foundation Engineering Co. Ltd.	1,700	5,922
Japan Medical Dynamic Marketing, Inc.	1,000	9,545
Japan Oil Transportation Co. Ltd.	100	2,724
Japan Petroleum Exploration Co. Ltd.	100	2,160
Japan Pulp & Paper Co. Ltd.(x)	600	24,395
Japan Securities Finance Co. Ltd.	5,546	29,868
Japan Steel Works Ltd. (The)	3,200	73,655
Japan Tobacco, Inc.	144,664	4,741,354
Japan Transcity Corp.	2,000	8,478
Japan Wool Textile Co. Ltd. (The)	4,000	36,116
Jastec Co. Ltd.	700	8,547
JBCC Holdings, Inc.	1,000	9,820
JCU Corp.	400	17,845
Jeans Mate Corp.*	300	2,024
Jeol Ltd.	4,000	20,333
JFE Holdings, Inc.	22,444	438,309
JGC Corp.	9,000	145,648
JK Holdings Co. Ltd.	1,100	8,133
JMS Co. Ltd.	500	3,035
Joban Kosan Co. Ltd.	300	4,834
J-Oil Mills, Inc.	500	17,574
Joshin Denki Co. Ltd.	1,000	33,948
JSP Corp.	800	24,528
JSR Corp.	8,100	153,902
JTEKT Corp.	10,500	145,381
Juki Corp.	1,400	20,006
Juroku Bank Ltd. (The)	1,500	49,322
JVC Kenwood Corp.	5,800	16,752
JXTG Holdings, Inc.	103,550	532,727
K&O Energy Group, Inc.	500	8,145
kabu.com Securities Co. Ltd.	9,800	29,785
Kadokawa Dwango Corp.	1,484	18,015
Kaga Electronics Co. Ltd.	1,200	35,512
Kagome Co. Ltd.	2,200	69,016
Kajima Corp.	45,000	447,101
Kakaku.com, Inc.(x)	8,000	101,951
Kaken Pharmaceutical Co. Ltd.	1,800	91,500
Kamei Corp.	1,000	16,379
Kamigumi Co. Ltd.	1,000	23,150
Kanaden Corp.	1,000	10,655
Kanagawa Chuo Kotsu Co. Ltd.	200	6,479
Kanamoto Co. Ltd.	1,000	31,549
Kandenko Co. Ltd.	6,000	62,973
Kaneka Corp.	13,000	100,973
Kanematsu Corp.	5,400	68,865
Kanematsu Electronics Ltd.	700	20,684
Kanematsu Sustech Corp.	100	2,147
Kansai Electric Power Co., Inc. (The)	24,700	315,980
Kansai Paint Co. Ltd.	10,200	256,711
Kansai Urban Banking Corp.	1,700	21,136
Kanto Denka Kogyo Co. Ltd.	2,000	21,329
Kao Corp.	19,600	1,153,095
Kappa Create Co. Ltd.*	1,800	20,140
Kasai Kogyo Co. Ltd.	1,000	15,161
Katakura & Co-op Agri Corp.	55	667
Katakura Industries Co. Ltd.	1,400	16,871
Kato Sangyo Co. Ltd.	1,700	51,140
Kato Works Co. Ltd.	400	11,944
KAWADA TECHNOLOGIES, Inc.	200	11,517

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Kawai Musical Instruments Manufacturing Co. Ltd.	400	$8,318
Kawasaki Heavy Industries Ltd.	6,700	222,093
Kawasaki Kisen Kaisha Ltd.(x)*	3,900	102,591
KDDI Corp.	72,100	1,901,095
Keihan Holdings Co. Ltd.(x)	3,200	93,704
Keihanshin Building Co. Ltd.	1,400	9,443
Keihin Co. Ltd.	200	2,950
Keihin Corp.	2,500	42,790
Keikyu Corp.(x)	8,000	162,168
Keio Corp.	4,600	189,682
Keisei Electric Railway Co. Ltd.	6,000	166,096
Keiyo Bank Ltd. (The)	5,000	23,195
Keiyo Co. Ltd.	2,200	15,015
Kenedix, Inc.	16,500	91,646
Kewpie Corp.	5,100	123,007
Key Coffee, Inc.	1,200	23,099
Keyence Corp.	3,380	1,794,757
Kikkoman Corp.(x)	4,000	122,995
Kimoto Co. Ltd.	2,200	4,966
Kimura Chemical Plants Co. Ltd.	1,100	4,497
Kimura Unity Co. Ltd.	200	2,094
Kinden Corp.	5,000	80,515
King Jim Co. Ltd.	1,000	8,949
Kinki Sharyo Co. Ltd. (The)*	100	2,329
Kintetsu Department Store Co. Ltd.*	100	3,102
Kintetsu Group Holdings Co. Ltd.	7,800	290,096
Kintetsu World Express, Inc.	2,200	36,483
Kirin Holdings Co. Ltd.	27,700	651,852
Kirindo Holdings Co. Ltd.	500	5,874
Kisoji Co. Ltd.	1,400	34,140
Kissei Pharmaceutical Co. Ltd.	2,600	70,127
Kitagawa Iron Works Co. Ltd.	500	11,771
Kita-Nippon Bank Ltd. (The)	300	8,438
Kitano Construction Corp.	3,000	12,211
Kitazawa Sangyo Co. Ltd.	1,000	2,088
Kitz Corp.	5,100	41,561
KNT-CT Holdings Co. Ltd.*	400	7,472
Koa Corp.	1,500	27,834
Koatsu Gas Kogyo Co. Ltd.	1,000	7,412
Kobayashi Pharmaceutical Co. Ltd.	2,600	147,185
Kobayashi Yoko Co. Ltd.	300	754
Kobe Steel Ltd.	12,900	147,429
Koei Tecmo Holdings Co. Ltd.	2,880	60,479
Kohnan Shoji Co. Ltd.	1,100	20,656
Kohsoku Corp.	700	7,434
Koito Manufacturing Co. Ltd.(x)	5,300	332,531
Kojima Co. Ltd.*	1,500	5,372
Kokuyo Co. Ltd.	6,400	108,349
KOMAIHALTEC, Inc.	200	4,312
Komatsu Ltd.	33,690	958,380
Komatsu Seiren Co. Ltd.	2,000	15,428
Komatsu Wall Industry Co. Ltd.	400	7,102
Komeri Co. Ltd.	1,600	46,070
Komori Corp.	3,400	42,755
Konaka Co. Ltd.	1,400	7,191
Konami Holdings Corp.	4,600	221,160
Konica Minolta, Inc.(x)	21,000	172,442
Konishi Co. Ltd.	2,000	35,388
Kosaido Co. Ltd.*	900	3,023
Kose Corp.	1,200	137,463
Kosei Securities Co. Ltd. (The)	200	2,984
Kourakuen Holdings Corp.	700	10,669
Krosaki Harima Corp.	200	9,580
KRS Corp.	300	8,745
K’s Holdings Corp.(x)	3,400	75,327
Kubota Corp.	35,000	636,236
Kumagai Gumi Co. Ltd.	1,000	30,171
Kumiai Chemical Industry Co. Ltd.	5,140	36,954
Kura Corp.	600	26,821
Kurabo Industries Ltd.	12,000	32,953
Kuraray Co. Ltd.	11,900	222,507
Kuraudia Holdings Co. Ltd.	200	1,136
Kureha Corp.	800	43,510
Kurimoto Ltd.	600	12,488
Kurita Water Industries Ltd.	3,500	101,089
Kuroda Electric Co. Ltd.	1,600	27,898
KYB Corp.	700	42,302
Kyocera Corp.	10,000	620,484
Kyodo Printing Co. Ltd.	300	10,184
Kyoei Sangyo Co. Ltd.	100	2,239
Kyoei Steel Ltd.	1,300	20,264
Kyoei Tanker Co. Ltd.	100	2,020
Kyokuto Boeki Kaisha Ltd.	1,000	3,004
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	38,754
Kyokuto Securities Co. Ltd.	1,600	21,741
Kyokuyo Co. Ltd.	500	14,841
KYORIN Holdings, Inc.	3,000	60,387
Kyoritsu Maintenance Co. Ltd.	1,200	35,832
Kyoritsu Printing Co. Ltd.	1,000	3,030
Kyosan Electric Manufacturing Co. Ltd.	2,000	10,469
Kyoto Kimono Yuzen Co. Ltd.	700	5,686
Kyowa Electronic Instruments Co. Ltd.	1,000	3,981
Kyowa Exeo Corp.	4,900	97,325
Kyowa Hakko Kirin Co. Ltd.	10,000	170,096
Kyowa Leather Cloth Co. Ltd.	700	5,935
Kyudenko Corp.(x)	2,000	77,494
Kyushu Electric Power Co., Inc.(x)	19,200	203,901
Kyushu Financial Group, Inc.	16,770	103,131
Kyushu Railway Co.	7,500	222,950
Land Business Co. Ltd.	1,000	2,684
LAND Co. Ltd.*	1,300	185
Lawson, Inc.	2,300	152,277
LEC, Inc.	600	15,597
Leopalace21 Corp.	7,300	50,862
Life Corp.	700	17,941
Lintec Corp.	900	24,395
Lion Corp.	10,000	182,537
LIXIL Group Corp.	8,440	223,967
Look, Inc.	2,000	7,003
M3, Inc.	8,300	236,405
Mabuchi Motor Co. Ltd.	2,400	120,080
Macnica Fuji Electronics Holdings, Inc.	1,850	34,065
Maeda Corp.	8,000	97,756
Maeda Road Construction Co. Ltd.	4,000	86,061
Maezawa Industries, Inc.	900	3,655
Maezawa Kasei Industries Co. Ltd.	900	9,758
Maezawa Kyuso Industries Co. Ltd.	400	6,601
Makino Milling Machine Co. Ltd.	6,000	53,268
Makita Corp.	9,600	386,901
Mandom Corp.	2,600	71,513
Marche Corp.	300	2,184
Mars Engineering Corp.	600	12,573
Marubeni Construction Material Lease Co. Ltd.	1,000	1,973
Marubeni Corp.	71,800	490,365
Marubun Corp.	900	6,814
Marudai Food Co. Ltd.	6,000	28,420
Maruha Nichiro Corp.	2,700	79,422
Marui Group Co. Ltd.(x)	10,400	148,895
Maruichi Steel Tube Ltd.	1,600	46,567

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Maruka Machinery Co. Ltd.	400	$6,779
Marusan Securities Co. Ltd.	3,900	32,198
Maruwa Co. Ltd.	300	16,930
Maruwn Corp.	600	1,696
Maruyama Manufacturing Co., Inc.	200	3,277
Maruzen CHI Holdings Co. Ltd.*	600	1,898
Maruzen Showa Unyu Co. Ltd.	4,000	18,769
Matsuda Sangyo Co. Ltd.	800	11,517
Matsui Construction Co. Ltd.	1,000	8,798
Matsui Securities Co. Ltd.	100	754
Matsumotokiyoshi Holdings Co. Ltd.	1,900	127,145
Matsuya Co. Ltd.	2,200	19,551
Matsuya Foods Co. Ltd.	500	18,951
Max Co. Ltd.	2,000	27,709
Mazda Motor Corp.	21,400	328,060
Mebuki Financial Group, Inc.	32,760	126,644
MEC Co. Ltd.	800	13,146
Medical System Network Co. Ltd.	400	1,806
Medipal Holdings Corp.	7,600	131,974
Megachips Corp.	1,100	36,072
Megmilk Snow Brand Co. Ltd.	2,700	73,424
Meidensha Corp.	12,000	45,856
MEIJI Holdings Co. Ltd.	4,800	380,502
Meiji Shipping Co. Ltd.	1,100	4,223
Meiko Network Japan Co. Ltd.	900	12,757
Meitec Corp.	1,000	50,122
Meito Sangyo Co. Ltd.	600	7,732
Meiwa Corp.	900	3,727
Meiwa Estate Co. Ltd.	700	5,692
Melco Holdings, Inc.	600	19,062
Michinoku Bank Ltd. (The)	600	10,328
Mie Bank Ltd. (The)	500	11,700
Milbon Co. Ltd.	720	43,702
Mimasu Semiconductor Industry Co. Ltd.	1,000	16,076
Minato Bank Ltd. (The)	1,200	21,776
MINEBEA MITSUMI, Inc.	17,537	274,296
Ministop Co. Ltd.	900	17,476
Miraca Holdings, Inc.	2,600	120,844
Mirait Holdings Corp.	3,600	43,286
Misawa Homes Co. Ltd.	1,600	13,423
MISUMI Group, Inc.	7,800	205,389
Mitachi Co. Ltd.	200	1,617
Mito Securities Co. Ltd.	3,000	9,438
Mitsuba Corp.	2,000	31,015
Mitsubishi Chemical Holdings Corp.	55,420	527,974
Mitsubishi Corp.	55,310	1,285,610
Mitsubishi Electric Corp.	78,100	1,220,172
Mitsubishi Estate Co. Ltd.	57,000	991,073
Mitsubishi Gas Chemical Co., Inc.	6,500	152,326
Mitsubishi Heavy Industries Ltd.	12,200	482,362
Mitsubishi Kakoki Kaisha Ltd.	300	6,809
Mitsubishi Logisnext Co. Ltd.	1,000	7,145
Mitsubishi Logistics Corp.(x)	3,000	74,623
Mitsubishi Materials Corp.	3,700	127,909
Mitsubishi Motors Corp.(x)	34,100	269,709
Mitsubishi Paper Mills Ltd.*	1,800	12,125
Mitsubishi Pencil Co. Ltd.	2,000	50,176
Mitsubishi Research Institute, Inc.	400	11,784
Mitsubishi Shokuhin Co. Ltd.	1,100	32,113
Mitsubishi Steel Manufacturing Co. Ltd.	700	17,872
Mitsubishi Tanabe Pharma Corp.	6,000	137,569
Mitsubishi UFJ Financial Group, Inc.	554,600	3,601,388
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,700	104,343
Mitsuboshi Belting Ltd.	3,000	36,152
Mitsui & Co. Ltd.	57,700	852,745
Mitsui Chemicals, Inc.	7,618	231,536
Mitsui Engineering & Shipbuilding Co. Ltd.	3,400	44,387
Mitsui Fudosan Co. Ltd.	41,000	889,047
Mitsui High-Tec, Inc.	1,400	29,014
Mitsui Home Co. Ltd.	1,000	6,514
Mitsui Matsushima Co. Ltd.	800	10,778
Mitsui Mining & Smelting Co. Ltd.	1,200	62,173
Mitsui OSK Lines Ltd.	4,100	124,248
Mitsui Sugar Co. Ltd.	1,000	33,637
Mitsui-Soko Holdings Co. Ltd.	5,000	14,752
Mitsumura Printing Co. Ltd.	100	2,179
Mitsuuroko Group Holdings Co. Ltd.	1,900	14,015
Miura Co. Ltd.(x)	6,000	132,131
Miyaji Engineering Group, Inc.	400	11,038
Miyakoshi Holdings, Inc.*	300	1,394
Miyazaki Bank Ltd. (The)	800	29,007
Miyoshi Oil & Fat Co. Ltd.	400	5,233
Mizuho Financial Group, Inc.	996,880	1,746,146
Mizuno Corp.	1,200	34,072
Mochida Pharmaceutical Co. Ltd.	1,000	73,495
Modec, Inc.	1,000	24,146
Monex Group, Inc.	7,000	18,787
MonotaRO Co. Ltd.	3,600	96,299
Morinaga & Co. Ltd.	1,800	100,138
Morinaga Milk Industry Co. Ltd.	2,200	84,070
Morita Holdings Corp.	2,000	31,086
Morozoff Ltd.	200	12,868
Mory Industries, Inc.	400	9,278
MOS Food Services, Inc.	1,600	49,838
MrMax Holdings Ltd.	1,200	5,780
MS&AD Insurance Group Holdings, Inc.	16,200	521,596
Murata Manufacturing Co. Ltd.	8,065	1,185,471
Musashi Seimitsu Industry Co. Ltd.	1,200	37,432
Musashino Bank Ltd. (The)	1,900	56,481
Mutoh Holdings Co. Ltd.	100	2,303
Nabtesco Corp.	5,100	189,451
NAC Co. Ltd.	400	3,484
Nachi-Fujikoshi Corp.	12,000	67,505
Nagaileben Co. Ltd.	1,200	30,169
Nagano Bank Ltd. (The)	400	7,003
Nagano Keiki Co. Ltd.	800	8,467
Nagase & Co. Ltd.	6,300	105,537
Nagatanien Holdings Co. Ltd.	1,000	11,580
Nagoya Railroad Co. Ltd.	4,000	86,132
Naigai Co. Ltd.*	300	1,509
Nakabayashi Co. Ltd.	1,000	5,972
Nakamuraya Co. Ltd.	300	13,517
Nakano Corp.	1,000	5,465
Nakayama Steel Works Ltd.	600	3,876
Nakayamafuku Co. Ltd.	700	4,809
Nakayo, Inc.	200	3,372
Namura Shipbuilding Co. Ltd.	1,024	6,043
Nankai Electric Railway Co. Ltd.(x)	3,200	79,172
Nanto Bank Ltd. (The)	1,100	30,891
Natori Co. Ltd.	600	10,595
NC Holdings Co. Ltd.*	300	2,242
NDS Co. Ltd.	200	6,292
NEC Capital Solutions Ltd.	300	5,759
NEC Corp.	8,100	219,551
NEC Networks & System Integration Corp.	1,100	26,247
NET One Systems Co. Ltd.	900	9,518
Neturen Co. Ltd.	1,700	17,102
Nexon Co. Ltd.	8,800	229,609

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nexyz Group Corp.	500	$9,380
NGK Insulators Ltd.	11,400	213,563
NGK Spark Plug Co. Ltd.(x)	9,000	191,557
NH Foods Ltd.	3,000	82,515
NHK Spring Co. Ltd.	9,700	104,564
Nice Holdings, Inc.	500	6,910
Nichia Steel Works Ltd.	1,000	2,808
Nichias Corp.	6,000	74,064
Nichiban Co. Ltd.	500	10,353
Nichicon Corp.	3,900	47,864
Nichiden Corp.	1,000	20,547
Nichiha Corp.	1,200	45,003
NichiiGakkan Co. Ltd.	2,200	22,660
Nichi-iko Pharmaceutical Co. Ltd.(x)	2,100	32,641
Nichimo Co. Ltd.	100	1,791
Nichirei Corp.	3,500	87,869
Nichireki Co. Ltd.	1,000	12,762
Nidec Corp.	9,927	1,219,206
Nifco, Inc.(x)	1,700	103,790
Nihon Chouzai Co. Ltd.	300	9,638
Nihon Dempa Kogyo Co. Ltd.	900	7,014
Nihon Eslead Corp.	500	9,638
Nihon Kohden Corp.	4,400	95,097
Nihon M&A Center, Inc.	2,600	127,083
Nihon Nohyaku Co. Ltd.	2,000	11,198
Nihon Parkerizing Co. Ltd.	6,000	95,979
Nihon Tokushu Toryo Co. Ltd.	1,000	17,116
Nihon Trim Co. Ltd.	200	8,789
Nihon Unisys Ltd.	3,300	52,759
Nihon Yamamura Glass Co. Ltd.	5,000	8,842
Nikkato Corp.	400	2,172
Nikkiso Co. Ltd.	4,000	37,147
Nikko Co. Ltd.	200	3,926
Nikkon Holdings Co. Ltd.(x)	3,000	74,170
Nikon Corp.	16,100	279,148
Nintendo Co. Ltd.	4,600	1,698,965
Nippo Corp.	3,000	64,172
Nippon Air Conditioning Services Co. Ltd.	1,200	7,657
Nippon Beet Sugar Manufacturing Co. Ltd.	700	15,104
Nippon Carbide Industries Co., Inc.	300	6,607
Nippon Carbon Co. Ltd.	600	23,435
Nippon Ceramic Co. Ltd.	800	22,466
Nippon Chemical Industrial Co. Ltd.	400	9,484
Nippon Chemi-Con Corp.	700	24,821
Nippon Chemiphar Co. Ltd.	100	4,523
Nippon Chutetsukan KK	1,000	1,591
Nippon Coke & Engineering Co. Ltd.	10,000	10,398
Nippon Concrete Industries Co. Ltd.	1,000	3,946
Nippon Denko Co. Ltd.	5,000	19,907
Nippon Densetsu Kogyo Co. Ltd.	2,000	42,071
Nippon Electric Glass Co. Ltd.	4,000	154,810
Nippon Express Co. Ltd.	1,800	117,254
Nippon Felt Co. Ltd.	700	3,135
Nippon Filcon Co. Ltd.	900	5,911
Nippon Fine Chemical Co. Ltd.	1,000	8,416
Nippon Flour Mills Co. Ltd.	4,000	60,929
Nippon Gas Co. Ltd.	1,100	34,166
Nippon Hume Corp.	1,000	6,168
Nippon Kanzai Co. Ltd.	800	14,226
Nippon Kayaku Co. Ltd.(x)	5,000	77,005
Nippon Kinzoku Co. Ltd.	300	8,451
Nippon Koei Co. Ltd.	800	27,194
Nippon Koshuha Steel Co. Ltd.	500	5,017
Nippon Light Metal Holdings Co. Ltd.	2,800	7,963
Nippon Paint Holdings Co. Ltd.	6,900	234,548
Nippon Paper Industries Co. Ltd.(x)	4,600	85,521
Nippon Parking Development Co. Ltd.	13,000	19,178
Nippon Pillar Packing Co. Ltd.	1,000	15,090
Nippon Piston Ring Co. Ltd.	400	8,720
Nippon Road Co. Ltd. (The)	400	22,146
Nippon Seisen Co. Ltd.	200	8,816
Nippon Sharyo Ltd.*	4,000	10,735
Nippon Sheet Glass Co. Ltd.*	3,800	29,549
Nippon Shinyaku Co. Ltd.	3,000	208,220
Nippon Shokubai Co. Ltd.	1,000	70,651
Nippon Signal Co. Ltd.	2,800	30,109
Nippon Soda Co. Ltd.	7,000	42,551
Nippon Steel & Sumikin Bussan Corp.	740	40,773
Nippon Steel & Sumitomo Metal Corp.	34,054	781,857
Nippon Suisan Kaisha Ltd.	16,000	89,438
Nippon Systemware Co. Ltd.	400	7,625
Nippon Telegraph & Telephone Corp.	55,720	2,553,637
Nippon Television Holdings, Inc.	1,200	21,073
Nippon Thompson Co. Ltd.	4,000	22,146
Nippon Valqua Industries Ltd.	1,000	24,412
Nippon Yakin Kogyo Co. Ltd.	6,500	13,517
Nippon Yusen KK*	100	2,079
Nipro Corp.	4,800	66,119
Nishimatsu Construction Co. Ltd.	2,200	63,541
Nishimatsuya Chain Co. Ltd.	700	7,832
Nishi-Nippon Financial Holdings, Inc.	4,000	43,759
Nissan Chemical Industries Ltd.	5,300	186,519
Nissan Motor Co. Ltd.	90,420	895,562
Nissan Shatai Co. Ltd.	4,000	44,150
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	3,768
Nissei Build Kogyo Co. Ltd.	2,000	21,631
Nissei Plastic Industrial Co. Ltd.	1,000	13,153
Nissha Printing Co. Ltd.(x)	2,200	59,729
Nisshin Fudosan Co.	1,400	9,505
Nisshin Oillio Group Ltd. (The)	1,200	39,351
Nisshin Seifun Group, Inc.	4,205	70,441
Nisshin Steel Co. Ltd.	2,904	37,137
Nisshinbo Holdings, Inc.(x)	8,768	103,712
Nissin Corp.	800	20,738
Nissin Electric Co. Ltd.	2,000	24,635
Nissin Foods Holdings Co. Ltd.(x)	2,500	151,966
Nissin Kogyo Co. Ltd.	2,100	37,568
Nissui Pharmaceutical Co. Ltd.	500	6,247
Nitori Holdings Co. Ltd.	3,300	471,868
Nitta Corp.	1,100	39,982
Nittetsu Mining Co. Ltd.	300	21,862
Nitto Boseki Co. Ltd.	2,000	61,320
Nitto Denko Corp.	6,120	510,267
Nitto Fuji Flour Milling Co. Ltd.	100	3,524
Nitto Kogyo Corp.	1,800	31,817
Nitto Kohki Co. Ltd.	700	17,082
Nitto Seiko Co. Ltd.	1,000	5,741
Nitto Seimo Co. Ltd.	100	1,659
Nittoc Construction Co. Ltd.	750	3,846
NOF Corp.(x)	5,500	155,432
Nohmi Bosai Ltd.	1,000	15,774
NOK Corp.	5,000	111,975
Nomura Co. Ltd.	2,000	44,310
Nomura Holdings, Inc.	143,400	802,862
Nomura Real Estate Holdings, Inc.	6,400	136,389
Nomura Research Institute Ltd.	5,203	202,988

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Noritake Co. Ltd.	600	$28,687
Noritsu Koki Co. Ltd.	1,100	13,842
Noritz Corp.	2,300	41,329
North Pacific Bank Ltd.	2,400	7,593
NS Solutions Corp.	2,000	44,115
NS United Kaiun Kaisha Ltd.	400	8,755
NSD Co. Ltd.	2,530	46,924
NSK Ltd.	18,000	242,666
NTN Corp.(x)	23,000	97,294
NTT Data Corp.	22,000	235,397
NTT DOCOMO, Inc.	52,400	1,197,016
NTT Urban Development Corp.	6,200	61,711
Obara Group, Inc.	800	45,288
Obayashi Corp.	20,400	244,564
OBIC Business Consultants Co. Ltd.	600	30,180
Obic Co. Ltd.	2,900	182,466
Odakyu Electric Railway Co. Ltd.	12,499	237,151
Oenon Holdings, Inc.	3,000	8,291
Ogaki Kyoritsu Bank Ltd. (The)	1,600	44,790
Ohara, Inc.	400	7,849
Ohashi Technica, Inc.	600	8,233
OIE Sangyo Co. Ltd.	300	3,455
Oiles Corp.	1,560	28,906
Oita Bank Ltd. (The)	700	29,051
Oizumi Corp.	400	1,966
Oji Holdings Corp.	34,000	183,408
Okabe Co. Ltd.	2,700	25,458
Okamoto Industries, Inc.	4,000	41,626
Okamura Corp.	4,000	45,679
Okasan Securities Group, Inc.	6,000	34,446
Okaya Electric Industries Co. Ltd.	600	2,991
OKI Electric Cable Co. Ltd.	100	2,937
Oki Electric Industry Co. Ltd.	3,600	47,957
Okinawa Electric Power Co., Inc. (The)	1,732	38,080
OKK Corp.	400	4,689
OKUMA Corp.	1,000	54,743
Okumura Corp.	2,600	99,356
Okura Industrial Co. Ltd.	3,000	21,702
Okuwa Co. Ltd.	1,000	10,327
Olympic Group Corp.	800	4,244
Olympus Corp.	89,700	3,037,165
Omron Corp.	7,200	366,639
Ono Pharmaceutical Co. Ltd.	17,500	396,501
ONO Sokki Co. Ltd.	500	3,297
Onoken Co. Ltd.	1,000	16,743
Onward Holdings Co. Ltd.	1,000	7,598
Optex Group Co. Ltd.	800	29,931
Oracle Corp. Japan	1,900	149,265
Organo Corp.	400	9,886
Orient Corp.(x)	16,500	26,834
Oriental Land Co. Ltd.	8,500	647,669
Origin Electric Co. Ltd.	200	3,702
ORIX Corp.	54,800	883,667
Osaka Gas Co. Ltd.	4,000	74,366
Osaka Soda Co. Ltd.(x)	1,000	25,772
Osaka Steel Co. Ltd.	800	18,144
OSAKA Titanium Technologies Co. Ltd.	1,100	15,983
Osaki Electric Co. Ltd.	1,000	7,740
OSG Corp.	2,200	50,051
OSJB Holdings Corp.	450	1,328
Otsuka Corp.	2,700	173,002
Otsuka Holdings Co. Ltd.	11,100	441,041
Oyo Corp.	1,200	18,588
Pacific Industrial Co. Ltd.	2,000	26,679
Pacific Metals Co. Ltd.(x)*	900	22,899
Pack Corp. (The)	900	31,913
PAL GROUP Holdings Co. Ltd.	700	21,711
PALTAC Corp.	1,050	40,918
Panasonic Corp.	91,385	1,324,179
Paramount Bed Holdings Co. Ltd.	900	38,671
Parco Co. Ltd.	500	6,128
Paris Miki Holdings, Inc.	1,500	6,412
Park24 Co. Ltd.	4,000	97,401
Pasco Corp.	1,000	3,093
Pasona Group, Inc.	1,000	10,984
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	8,371
Penta-Ocean Construction Co. Ltd.	10,300	64,990
Persol Holdings Co. Ltd.	5,100	118,883
PIA Corp.	300	14,237
Pigeon Corp.	4,800	164,017
Pilot Corp.	2,000	95,623
Piolax, Inc.	1,500	42,457
Pioneer Corp.*	17,600	32,690
Plenus Co. Ltd.	1,500	33,153
Pocket Card Co. Ltd.	1,100	10,421
Pola Orbis Holdings, Inc.	4,400	133,144
Poplar Co. Ltd.*	300	1,608
Press Kogyo Co. Ltd.	5,000	27,372
Prima Meat Packers Ltd.	7,000	47,341
Pronexus, Inc.	1,300	15,458
PS Mitsubishi Construction Co. Ltd.	800	4,564
Raito Kogyo Co. Ltd.	2,900	28,813
Rakuten, Inc.	40,600	442,712
Rasa Corp.	500	4,670
Rasa Industries Ltd.	400	7,209
Recruit Holdings Co. Ltd.	42,900	929,103
Relia, Inc.	1,600	18,456
Renaissance, Inc.	500	7,665
Renesas Electronics Corp.*	3,200	34,865
Rengo Co. Ltd.	10,000	59,453
Renown, Inc.*	2,500	4,488
Resol Holdings Co. Ltd.	100	3,448
Resona Holdings, Inc.	63,800	327,717
Resorttrust, Inc.	3,800	67,980
Rheon Automatic Machinery Co. Ltd.	1,000	15,481
Rhythm Watch Co. Ltd.	600	12,547
Ricoh Co. Ltd.	16,400	159,445
Ricoh Leasing Co. Ltd.(x)	800	30,073
Right On Co. Ltd.	900	7,614
Riken Corp.	400	20,582
Riken Keiki Co. Ltd.	1,000	20,067
Riken Technos Corp.	2,000	12,193
Ringer Hut Co. Ltd.	900	20,443
Rinnai Corp.	1,700	145,488
Riso Kagaku Corp.	1,800	32,745
Riso Kyoiku Co. Ltd.	1,300	10,097
Rock Field Co. Ltd.	1,200	21,286
Rohm Co. Ltd.	1,600	137,072
Rohto Pharmaceutical Co. Ltd.	5,000	112,642
Roland DG Corp.	500	12,802
Round One Corp.	3,300	44,371
Royal Holdings Co. Ltd.	1,800	45,318
Ryobi Ltd.	1,400	37,698
Ryoden Corp.	500	7,572
Ryohin Keikaku Co. Ltd.	1,000	294,601
Ryosan Co. Ltd.	1,900	75,392
Ryoyo Electro Corp.	1,600	28,438
S Foods, Inc.	500	19,440
Sagami Chain Co. Ltd.	1,000	12,282
Saibu Gas Co. Ltd.	1,300	32,579
Saizeriya Co. Ltd.	1,600	44,008

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sakai Chemical Industry Co. Ltd.	800	$20,468
Sakai Heavy Industries Ltd.	200	6,105
Sakai Moving Service Co. Ltd.	400	21,115
Sakai Ovex Co. Ltd.	300	6,209
Sakata INX Corp.	2,000	36,916
Sakata Seed Corp.	2,000	56,876
Sala Corp.	1,000	8,585
San Holdings, Inc.	200	4,852
San-A Co. Ltd.	800	35,619
San-Ai Oil Co. Ltd.	2,000	22,164
Sanden Holdings Corp.*	1,400	27,807
Sangetsu Corp.	4,200	72,149
San-In Godo Bank Ltd. (The)	7,000	60,653
Sanix, Inc.*	1,800	5,039
Sanken Electric Co. Ltd.	7,000	38,445
Sanki Engineering Co. Ltd.	3,000	33,646
Sanko Metal Industrial Co. Ltd.	100	3,106
Sankyo Co. Ltd.	700	22,333
Sankyo Seiko Co. Ltd.	2,000	7,483
Sankyo Tateyama, Inc.	1,700	24,157
Sankyu, Inc.	3,000	126,905
Sanoh Industrial Co. Ltd.	1,400	11,720
Sanrio Co. Ltd.(x)	2,000	37,947
Sanritsu Corp.	300	2,077
Sanshin Electronics Co. Ltd.	1,500	22,248
Santen Pharmaceutical Co. Ltd.	17,800	280,466
Sanwa Holdings Corp.	8,800	100,962
Sanyo Chemical Industries Ltd.	600	34,926
Sanyo Housing Nagoya Co. Ltd.	1,000	9,625
Sanyo Industries Ltd.	100	1,980
Sanyo Shokai Ltd.	600	9,150
Sanyo Special Steel Co. Ltd.	1,200	30,745
Sapporo Holdings Ltd.	2,500	67,429
Sata Construction Co. Ltd.	800	3,313
Sato Holdings Corp.	1,200	28,388
Sato Shoji Corp.	1,000	10,371
Satori Electric Co. Ltd.	900	7,958
Sawai Pharmaceutical Co. Ltd.	1,800	102,217
Saxa Holdings, Inc.	300	5,535
SBI Holdings, Inc.	11,260	169,513
SCREEN Holdings Co. Ltd.	2,200	152,499
Scroll Corp.	1,700	5,907
SCSK Corp.	2,232	94,715
Secom Co. Ltd.	8,400	612,280
Sega Sammy Holdings, Inc.	8,900	124,335
Seibu Electric Industry Co. Ltd.	200	4,388
Seibu Holdings, Inc.	7,600	129,813
Seika Corp.	800	21,720
Seikagaku Corp.	2,400	43,382
Seikitokyu Kogyo Co. Ltd.	600	3,487
Seiko Epson Corp.	13,600	329,107
Seiko Holdings Corp.	1,200	27,013
Seino Holdings Co. Ltd.	9,000	126,292
Seiren Co. Ltd.	3,200	58,952
Sekisui Chemical Co. Ltd.	21,000	413,188
Sekisui House Ltd.	13,000	219,102
Sekisui Jushi Corp.	1,000	18,529
Sekisui Plastics Co. Ltd.	1,000	12,566
Senko Group Holdings Co. Ltd.	4,000	28,509
Senshu Ikeda Holdings, Inc.	6,880	26,474
Senshukai Co. Ltd.	2,200	13,471
Seven & i Holdings Co. Ltd.	29,636	1,144,354
Seven Bank Ltd.	26,000	93,810
Shibaura Mechatronics Corp.	2,000	7,412
Shibusawa Warehouse Co. Ltd. (The)	600	10,691
Shibuya Corp.	700	22,737
Shiga Bank Ltd. (The)	1,000	5,563
Shikibo Ltd.	700	10,706
Shikoku Bank Ltd. (The)	1,600	24,201
Shikoku Chemicals Corp.	1,000	15,126
Shikoku Electric Power Co., Inc.(x)	7,600	89,356
Shima Seiki Manufacturing Ltd.	1,600	84,177
Shimachu Co. Ltd.	100	2,627
Shimadzu Corp.	8,000	157,547
Shimamura Co. Ltd.	800	95,979
Shimano, Inc.	2,900	386,323
Shimizu Bank Ltd. (The)	400	12,797
Shimizu Corp.	28,000	310,295
Shimojima Co. Ltd.	800	8,212
Shin Nippon Air Technologies Co. Ltd.	900	12,941
Shin Nippon Biomedical Laboratories Ltd.*	700	3,359
Shinagawa Refractories Co. Ltd.	300	9,984
Shindengen Electric Manufacturing Co. Ltd.	400	25,594
Shin-Etsu Chemical Co. Ltd.	11,300	1,010,247
Shin-Etsu Polymer Co. Ltd.	2,500	22,684
Shingakukai Holdings Co. Ltd.	600	2,959
Shinkawa Ltd.*	900	6,455
Shin-Keisei Electric Railway Co. Ltd.	200	3,786
Shinko Electric Industries Co. Ltd.	3,100	20,882
Shinko Plantech Co. Ltd.	2,600	22,806
Shinko Shoji Co. Ltd.	1,100	19,502
Shinmaywa Industries Ltd.	5,000	45,368
Shinnihon Corp.	1,600	12,342
Shinsei Bank Ltd.	7,900	126,442
Shinsho Corp.	300	10,531
Shinwa Co. Ltd.	600	12,173
Shinyei Kaisha	100	1,498
Shionogi & Co. Ltd.	11,200	612,230
Ship Healthcare Holdings, Inc.	1,500	46,323
Shiseido Co. Ltd.	15,900	636,141
Shizuoka Bank Ltd. (The)	7,000	62,955
Shizuoka Gas Co. Ltd.	3,000	23,755
SHO-BOND Holdings Co. Ltd.	900	51,269
Shobunsha Publications, Inc.	700	4,498
Shochiku Co. Ltd.	400	56,983
Shoko Co. Ltd.*	4,000	3,875
Showa Corp.	2,600	31,932
Showa Denko KK	800	24,919
Showa Sangyo Co. Ltd.	1,000	25,834
Showa Shell Sekiyu KK	6,200	71,353
Shuei Yobiko Co. Ltd.	200	837
Siix Corp.	700	30,793
Sinanen Holdings Co. Ltd.	400	8,243
Sinfonia Technology Co. Ltd.	7,000	29,984
Sintokogio Ltd.	2,600	28,120
SK Japan Co. Ltd.	200	519
SKY Perfect JSAT Holdings, Inc.	9,000	40,231
Skylark Co. Ltd.	3,900	57,638
SMC Corp.	8,300	2,927,589
SMK Corp.	3,000	13,864
SNT Corp.	1,200	8,052
Soda Nikka Co. Ltd.	1,000	5,190
SoftBank Group Corp.	30,606	2,470,783
Softbank Technology Corp.	400	6,672
Softbrain Co. Ltd.	2,000	7,554
Sogo Medical Co. Ltd.	400	18,271
Sohgo Security Services Co. Ltd.(x)	2,900	132,984
Sojitz Corp.	39,100	108,066
Sompo Holdings, Inc.	12,550	488,282
Sony Corp.	48,500	1,804,230
Sony Financial Holdings, Inc.	7,300	119,758

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Soshin Electric Co. Ltd.	600	$2,415
Sotetsu Holdings, Inc.	3,000	72,517
SPK Corp.	200	5,608
Square Enix Holdings Co. Ltd.	4,000	150,367
SRA Holdings	600	15,911
ST Corp.	600	13,384
St Marc Holdings Co. Ltd.	800	23,533
Stanley Electric Co. Ltd.	6,700	229,536
Star Micronics Co. Ltd.	2,300	39,613
Start Today Co. Ltd.	9,300	294,641
Starzen Co. Ltd.	400	19,516
Stella Chemifa Corp.	500	21,284
Studio Alice Co. Ltd.	500	12,095
Subaru Corp.	23,700	855,117
Sugi Holdings Co. Ltd.	1,500	79,716
Sugimoto & Co. Ltd.	600	8,953
SUMCO Corp.	8,000	125,839
Sumida Corp.	700	13,636
Suminoe Textile Co. Ltd.	3,000	9,438
Sumiseki Holdings, Inc.	3,800	3,850
Sumitomo Bakelite Co. Ltd.	6,000	44,204
Sumitomo Chemical Co. Ltd.	44,000	274,890
Sumitomo Corp.	43,180	621,078
Sumitomo Dainippon Pharma Co. Ltd.	7,000	91,073
Sumitomo Densetsu Co. Ltd.	900	16,612
Sumitomo Electric Industries Ltd.	29,400	480,224
Sumitomo Forestry Co. Ltd.	4,800	75,077
Sumitomo Heavy Industries Ltd.	5,800	232,464
Sumitomo Metal Mining Co. Ltd.	10,000	321,173
Sumitomo Mitsui Construction Co. Ltd.	7,200	41,591
Sumitomo Mitsui Financial Group, Inc.	59,250	2,274,695
Sumitomo Mitsui Trust Holdings, Inc.	16,041	578,916
Sumitomo Osaka Cement Co. Ltd.(x)	13,000	57,534
Sumitomo Precision Products Co. Ltd.	2,000	6,221
Sumitomo Realty & Development Co. Ltd.	20,000	605,199
Sumitomo Riko Co. Ltd.	2,000	20,120
Sumitomo Rubber Industries Ltd.	6,500	119,111
Sumitomo Seika Chemicals Co. Ltd.	400	19,125
Sumitomo Warehouse Co. Ltd. (The)	9,000	59,747
Sun Frontier Fudousan Co. Ltd.	1,000	10,798
Sundrug Co. Ltd.	600	24,848
Suntory Beverage & Food Ltd.	4,600	204,808
Sun-Wa Technos Corp.	600	11,171
Suruga Bank Ltd.	5,500	118,578
Suzuden Corp.	300	3,764
Suzuken Co. Ltd.	3,190	113,397
Suzuki Motor Corp.(x)	15,000	786,759
SWCC Showa Holdings Co. Ltd.*	1,500	13,770
Sysmex Corp.	6,400	408,371
Systena Corp.	1,000	24,937
T Hasegawa Co. Ltd.	1,600	30,656
T RAD Co. Ltd.	400	15,481
T&D Holdings, Inc.	29,500	428,245
Tac Co. Ltd.	700	1,711
Tachibana Eletech Co. Ltd.	840	13,542
Tachi-S Co. Ltd.	1,600	29,633
Tadano Ltd.	5,000	58,431
Taihei Dengyo Kaisha Ltd.	500	13,157
Taiheiyo Cement Corp.	6,179	238,582
Taiheiyo Kouhatsu, Inc.	400	3,562
Taiho Kogyo Co. Ltd.	800	12,150
Taikisha Ltd.	2,100	57,854
Taiko Pharmaceutical Co. Ltd.	400	8,332
Taisei Corp.	9,000	471,895
Taisei Lamick Co. Ltd.	300	8,065
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	151,788
Taiyo Holdings Co. Ltd.	900	41,911
Taiyo Nippon Sanso Corp.	7,600	89,964
Taiyo Yuden Co. Ltd.(x)	4,700	69,545
Takachiho Koheki Co. Ltd.	500	4,946
Takadakiko Co. Ltd.	100	2,786
Takamatsu Construction Group Co. Ltd.	1,000	27,683
Takano Co. Ltd.	400	4,170
Takaoka Toko Co. Ltd.	400	7,138
Taka-Q Co. Ltd.	500	938
Takara Holdings, Inc.	6,000	54,761
Takara Leben Co. Ltd.(x)	4,400	21,506
Takara Printing Co. Ltd.	700	10,414
Takara Standard Co. Ltd.	2,500	43,057
Takasago International Corp.	800	27,514
Takasago Thermal Engineering Co. Ltd.	3,900	64,396
Takashima & Co. Ltd.	200	4,012
Takashimaya Co. Ltd.	1,000	9,367
Take And Give Needs Co. Ltd.	600	4,516
Takeda Pharmaceutical Co. Ltd.	27,800	1,535,207
Takihyo Co. Ltd.	200	4,111
Takuma Co. Ltd.	4,000	48,629
Tamron Co. Ltd.	1,200	23,174
Tamura Corp.	3,000	18,209
Tanaka Co. Ltd.	300	2,002
Tanseisha Co. Ltd.	1,950	24,001
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	15,250
Taya Co. Ltd.	200	1,177
Tayca Corp.	1,000	19,587
TBK Co. Ltd.	1,000	4,443
TDC Soft, Inc.	400	4,188
TDK Corp.	4,300	291,953
Teac Corp.*	6,000	2,293
TechnoPro Holdings, Inc.	1,500	71,051
Teijin Ltd.	5,200	102,498
Teikoku Electric Manufacturing Co. Ltd.	800	8,325
Teikoku Sen-I Co. Ltd.	1,000	20,324
Teikoku Tsushin Kogyo Co. Ltd.	400	4,056
Tekken Corp.	800	25,736
Ten Allied Co. Ltd.*	800	2,908
Tenma Corp.	1,100	22,239
Terumo Corp.	11,000	432,571
T-Gaia Corp.	2,000	38,871
THK Co. Ltd.	5,300	180,395
Tigers Polymer Corp.	600	4,250
TIS, Inc.	4,000	118,018
Titan Kogyo Ltd.	100	3,155
TKC Corp.	900	27,594
Toa Corp.	1,100	21,438
TOA Corp. (Osaka Securities Exchange)	1,000	10,522
TOA ROAD Corp.	200	7,723
Toabo Corp.	400	2,090
Toagosei Co. Ltd.	6,500	87,052
Tobishima Corp.	8,000	11,589
Tobu Railway Co. Ltd.	6,800	186,732
Tobu Store Co. Ltd.	100	2,764
TOC Co. Ltd.	4,700	41,351
Tocalo Co. Ltd.	600	23,115

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Tochigi Bank Ltd. (The)	6,000	$25,594
Toda Corp.	14,000	109,114
Toda Kogyo Corp.	100	4,363
Toei Co. Ltd.	500	55,499
Toenec Corp.	200	5,972
Toho Bank Ltd. (The)	10,000	37,592
Toho Co. Ltd.	5,400	188,358
TOHO Co. Ltd.	400	9,598
Toho Gas Co. Ltd.	4,200	122,986
Toho Holdings Co. Ltd.(x)	3,700	70,728
Toho Titanium Co. Ltd.	2,100	15,135
Toho Zinc Co. Ltd.	700	30,171
Tohoku Bank Ltd. (The)	600	8,084
Tohoku Electric Power Co., Inc.	11,300	143,704
Tohto Suisan Co. Ltd.	200	3,462
Tokai Carbon Co. Ltd.	12,000	112,828
TOKAI Holdings Corp.	2,000	15,463
Tokai Rika Co. Ltd.	2,900	57,369
Tokai Senko KK	100	1,444
Tokai Tokyo Financial Holdings, Inc.	9,600	56,905
Token Corp.	520	61,878
Tokio Marine Holdings, Inc.	176,600	6,908,627
Tokushu Tokai Paper Co. Ltd.	800	31,246
Tokuyama Corp.(x)	2,200	52,065
Tokyo Broadcasting System Holdings, Inc.	3,700	68,624
Tokyo Century Corp.	2,800	125,910
Tokyo Dome Corp.	4,500	41,591
Tokyo Electric Power Co. Holdings, Inc.*	49,500	199,716
Tokyo Electron Ltd.	4,900	752,473
Tokyo Energy & Systems, Inc.	1,000	10,753
Tokyo Gas Co. Ltd.	9,000	220,591
Tokyo Individualized Educational Institute, Inc.	900	8,070
Tokyo Keiki, Inc.	800	11,176
Tokyo Kikai Seisakusho Ltd.*	300	1,760
Tokyo Ohka Kogyo Co. Ltd.	2,300	81,760
Tokyo Rakutenchi Co. Ltd.	200	10,273
Tokyo Rope Manufacturing Co. Ltd.	800	12,072
Tokyo Sangyo Co. Ltd.	1,000	4,408
Tokyo Seimitsu Co. Ltd.	100	3,541
Tokyo Steel Manufacturing Co. Ltd.	3,800	31,305
Tokyo Tatemono Co. Ltd.	11,091	141,835
Tokyo Tekko Co. Ltd.	400	8,066
Tokyo Theatres Co., Inc.	400	5,240
Tokyo TY Financial Group, Inc.	1,451	37,099
Tokyotokeiba Co. Ltd.	800	24,066
Tokyu Construction Co. Ltd.	4,940	40,521
Tokyu Corp.	18,000	254,823
Tokyu Fudosan Holdings Corp.	22,174	133,803
Toli Corp.	3,000	10,611
Tomato Bank Ltd.	400	5,364
Tomen Devices Corp.	100	2,724
Tomoe Corp.	1,800	6,719
Tomoe Engineering Co. Ltd.	400	7,689
Tomoegawa Co. Ltd.	2,000	5,830
Tomoku Co. Ltd.	800	14,034
TOMONY Holdings, Inc.	9,400	42,520
Tomy Co. Ltd.	3,700	51,131
Tonami Holdings Co. Ltd.	200	9,651
Top Culture Co. Ltd.	400	1,841
Topcon Corp.	2,800	49,319
Toppan Forms Co. Ltd.	2,600	27,589
Toppan Printing Co. Ltd.	1,000	9,918
Topre Corp.	2,500	76,761
Topy Industries Ltd.	1,000	33,415
Toray Industries, Inc.	54,000	523,804
Torigoe Co. Ltd. (The)	1,200	9,299
Torii Pharmaceutical Co. Ltd.	800	22,750
Torishima Pump Manufacturing Co. Ltd.	1,500	15,876
Tose Co. Ltd.	300	6,215
Toshiba Machine Co. Ltd.	7,000	38,196
Toshiba Plant Systems & Services Corp.	2,000	33,628
Toshiba TEC Corp.	7,000	38,569
Tosho Printing Co. Ltd.	500	4,777
Tosoh Corp.	13,000	292,984
Totetsu Kogyo Co. Ltd.	1,000	32,926
TOTO Ltd.(x)	6,500	273,806
Totoku Electric Co. Ltd.	100	2,220
Tottori Bank Ltd. (The)	300	4,578
Toukei Computer Co. Ltd.	200	5,430
Tow Co. Ltd.	600	4,420
Towa Bank Ltd. (The)	1,300	13,933
Towa Corp.	1,200	18,961
Towa Pharmaceutical Co. Ltd.	600	30,287
Toyo Construction Co. Ltd.	3,600	16,540
Toyo Corp.	1,600	14,503
Toyo Denki Seizo KK	400	8,848
Toyo Engineering Corp.	1,600	19,523
Toyo Ink SC Holdings Co. Ltd.	1,000	5,625
Toyo Kanetsu KK	600	22,288
Toyo Kohan Co. Ltd.	3,000	13,970
Toyo Logistics Co. Ltd.	1,000	2,790
Toyo Machinery & Metal Co. Ltd.	1,000	7,749
Toyo Securities Co. Ltd.	4,000	9,633
Toyo Seikan Group Holdings Ltd.	7,600	126,976
Toyo Shutter Co. Ltd.	200	1,168
Toyo Sugar Refining Co. Ltd.	200	2,184
Toyo Suisan Kaisha Ltd.	900	33,073
Toyo Tanso Co. Ltd.	700	16,703
Toyo Tire & Rubber Co. Ltd.	5,000	112,375
Toyo Wharf & Warehouse Co. Ltd.	300	5,210
Toyobo Co. Ltd.	1,700	32,376
Toyoda Gosei Co. Ltd.	2,400	56,713
Toyota Boshoku Corp.	1,800	38,120
Toyota Industries Corp.	7,000	402,488
Toyota Motor Corp.	85,580	5,103,238
Toyota Tsusho Corp.	9,300	305,385
TPR Co. Ltd.	1,500	50,322
Transcosmos, Inc.	1,600	36,898
Trend Micro, Inc.	4,900	241,244
Trusco Nakayama Corp.	3,000	73,104
TS Tech Co. Ltd.	2,300	77,263
TSI Holdings Co. Ltd.	4,825	38,334
Tsubakimoto Chain Co.	6,000	47,936
Tsubakimoto Kogyo Co. Ltd.	200	5,026
Tsudakoma Corp.*	3,000	5,305
Tsugami Corp.	3,000	25,301
Tsukamoto Corp. Co. Ltd.	200	2,236
Tsukishima Kikai Co. Ltd.	2,000	24,208
Tsukuba Bank Ltd.	5,400	18,092
Tsumura & Co.	2,700	97,178
Tsuruha Holdings, Inc.	1,700	203,199
Tsutsumi Jewelry Co. Ltd.	500	8,634
TV Asahi Holdings Corp.	3,000	59,747
Tv Tokyo Holdings Corp.	500	10,349
TYK Corp.	1,000	3,217
UACJ Corp.(x)	1,227	34,937
Ube Industries Ltd.	100	2,888
Uchida Yoko Co. Ltd.	400	13,188
Ueki Corp.	100	2,422

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
UKC Holdings Corp.	700	$12,093
Ulvac, Inc.	2,200	138,227
Unicafe, Inc.	300	2,783
Unicharm Corp.	17,000	389,176
Uniden Holdings Corp.*	3,000	7,998
Union Tool Co.	800	24,812
Unipres Corp.	1,600	44,506
United Arrows Ltd.	1,100	39,982
United Super Markets Holdings, Inc.	3,520	33,691
Unitika Ltd.*	2,900	22,834
U-Shin Ltd.	1,400	10,040
Ushio, Inc.	6,300	84,037
USS Co. Ltd.	9,100	183,577
Utoc Corp.	900	4,063
Valor Holdings Co. Ltd.	2,400	51,274
Vital KSK Holdings, Inc.	2,300	19,070
Wacoal Holdings Corp.	200	5,705
Wacom Co. Ltd.	8,000	37,254
Wakachiku Construction Co. Ltd.	700	12,031
Wakamoto Pharmaceutical Co. Ltd.	1,000	2,533
Warabeya Nichiyo Holdings Co. Ltd.	700	17,854
Watabe Wedding Corp.	300	2,117
WATAMI Co. Ltd.	1,400	18,638
Weathernews, Inc.	300	9,505
Welcia Holdings Co. Ltd.	2,000	75,272
West Japan Railway Co.	6,900	479,643
Wood One Co. Ltd.	400	6,452
Xebio Holdings Co. Ltd.	1,400	27,409
YAC Holdings Co. Ltd.	500	5,074
Yahagi Construction Co. Ltd.	1,700	14,609
Yahoo Japan Corp.(x)	63,900	303,245
Yaizu Suisankagaku Industry Co. Ltd.	600	6,356
Yakult Honsha Co. Ltd.(x)	5,200	374,779
YAMABIKO Corp.	2,000	27,478
Yamada Denki Co. Ltd.(x)	21,580	117,944
Yamada SxL Home Co. Ltd.*	6,000	4,692
Yamagata Bank Ltd. (The)	1,400	32,498
Yamaguchi Financial Group, Inc.(x)	1,000	11,704
Yamaha Corp.	6,100	224,972
Yamaha Motor Co. Ltd.	12,300	368,371
Yamaichi Electronics Co. Ltd.	1,200	22,032
Yamanashi Chuo Bank Ltd. (The)	7,000	29,425
Yamashita Medical Instruments Co. Ltd.	100	1,521
Yamatane Corp.	600	10,147
Yamato Corp.	1,000	6,399
Yamato Holdings Co. Ltd.(x)	14,700	296,743
Yamato International, Inc.	700	2,862
Yamato Kogyo Co. Ltd.	1,200	32,473
Yamaura Corp.	500	4,204
Yamaya Corp.	110	1,633
Yamazaki Baking Co. Ltd.	6,000	108,349
Yamazawa Co. Ltd.	300	4,644
Yamazen Corp.	4,700	50,832
Yaoko Co. Ltd.	1,000	46,301
Yaskawa Electric Corp.	9,000	285,137
Yasuda Logistics Corp.	1,000	8,034
Yellow Hat Ltd.	1,100	31,184
Yodogawa Steel Works Ltd.	1,800	49,269
Yokogawa Bridge Holdings Corp.	2,000	38,800
Yokogawa Electric Corp.	8,800	149,840
Yokohama Reito Co. Ltd.	2,600	24,492
Yokohama Rubber Co. Ltd. (The)	5,000	103,088
Yokowo Co. Ltd.	1,000	12,797
Yomeishu Seizo Co. Ltd.	500	10,082
Yomiuri Land Co. Ltd.	200	8,416
Yondenko Corp.	200	5,545
Yondoshi Holdings, Inc.	900	25,594
Yorozu Corp.	700	14,961
Yoshinoya Holdings Co. Ltd.(x)	3,000	49,429
Yuasa Trading Co. Ltd.	1,200	42,391
Yuken Kogyo Co. Ltd.	200	4,715
Yurtec Corp.	2,000	15,659
Yusen Logistics Co. Ltd.	900	8,214
Yushin Precision Equipment Co. Ltd.	600	16,850
Yushiro Chemical Industry Co. Ltd.	600	8,857
Zappallas, Inc.	1,000	3,626
Zenkoku Hosho Co. Ltd.	2,400	100,778
Zenrin Co. Ltd.	1,700	51,669
Zensho Holdings Co. Ltd.(x)	4,600	83,027
Zeon Corp.	7,000	90,762
ZERIA Pharmaceutical Co. Ltd.(x)	1,100	19,659
Zuken, Inc.	800	12,143

		187,185,948

Jersey (0.1%)
Randgold Resources Ltd.	6,151	602,927

Macau (0.0%)
MGM China Holdings Ltd.	80,000	191,715

Mexico (0.4%)
Becle SAB de CV*	22,800	38,313
Fibra Uno Administracion SA de CV (REIT)	915,200	1,543,929
Fresnillo plc	12,042	226,715
Grupo Televisa SAB (ADR)	79,311	1,956,602

		3,765,559

Netherlands (4.5%)
ASML Holding NV	69,405	11,816,388
Heineken NV	64,306	6,357,673
ING Groep NV	353,272	6,513,502
Koninklijke Ahold Delhaize NV	110,000	2,056,742
Koninklijke Philips NV	88,128	3,638,256
Royal Dutch Shell plc, Class A	283,818	8,551,408
Royal Dutch Shell plc, Class B	236,405	7,268,579

		46,202,548

New Zealand (0.0%)
Fletcher Building Ltd.(x)	14,684	85,004
SKYCITY Entertainment Group Ltd.	12,612	33,933
Spark New Zealand Ltd.	15,442	40,335
Trade Me Group Ltd.	13,185	43,541

		202,813

Norway (0.2%)
Statoil ASA	84,607	1,692,246

South Africa (0.1%)
Mondi plc	24,806	666,463

Spain (3.3%)
Banco Bilbao Vizcaya Argentaria SA	1,266,591	11,318,695
Banco Santander SA	1,476,586	10,308,761
Iberdrola SA	538,229	4,180,665
Industria de Diseno Textil SA	108,131	4,074,904
Telefonica SA	426,920	4,638,069

		34,521,094

Sweden (1.2%)
Atlas Copco AB, Class A	210,464	8,912,207
Investor AB, Class B	80,427	3,972,520

		12,884,727

Switzerland (3.2%)
Cie Financiere Richemont SA (Registered)	54,631	4,992,868
Coca-Cola HBC AG*	12,700	429,705

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Ferguson plc	17,072	$1,120,032
Glencore plc*	705,282	3,232,166
LafargeHolcim Ltd. (Registered)*	60,400	3,530,376
Nestle SA (Registered)	60,408	5,059,213
Novartis AG (Registered)	72,323	6,191,539
Roche Holding AG	13,257	3,384,242
UBS Group AG (Registered)*	300,936	5,143,275

		33,083,416

United Kingdom (16.6%)
3i Group plc	63,063	771,525
Admiral Group plc	12,783	311,238
Anglo American plc(x)	83,232	1,493,956
Ashtead Group plc	34,116	822,421
Associated British Foods plc	23,140	990,073
AstraZeneca plc	81,170	5,389,444
Aviva plc	264,335	1,822,405
Babcock International Group plc	33,507	371,542
BAE Systems plc	207,523	1,756,080
Barclays plc	1,098,340	2,845,678
Barratt Developments plc	71,420	588,094
BP plc	1,165,258	7,452,780
British American Tobacco plc	146,369	9,163,402
British Land Co. plc (The) (REIT)	66,861	539,354
BT Group plc	556,506	2,117,093
Bunzl plc	21,022	638,602
Burberry Group plc	29,041	684,903
Centrica plc	334,294	837,674
Compass Group plc	106,042	2,249,384
ConvaTec Group plc(m)	527,362	1,935,556
CYBG plc (CHDI)*	42,653	171,969
Diageo plc	335,238	11,019,340
Direct Line Insurance Group plc	89,880	437,917
easyJet plc	16,309	265,964
Experian plc	65,771	1,321,116
GKN plc	106,406	493,341
GlaxoSmithKline plc	311,044	6,204,052
Great Portland Estates plc (REIT)	87,897	719,648
Hammerson plc (REIT)	51,731	372,246
Hargreaves Lansdown plc	15,090	299,265
HSBC Holdings plc	1,264,052	12,485,218
Imperial Brands plc	64,139	2,736,529
Indivior plc*	164,507	748,833
InterContinental Hotels Group plc	13,158	696,100
International Consolidated Airlines Group SA	121,144	963,446
Intertek Group plc	10,830	722,998
ITV plc	247,389	579,133
J Sainsbury plc	94,446	301,081
Janus Henderson Group plc (CHDI)	4,692	161,717
Johnson Matthey plc	12,801	586,644
Kingfisher plc	156,757	627,012
Land Securities Group plc (REIT)	158,399	2,064,177
Legal & General Group plc	393,670	1,371,019
Liberty Global plc, Class A*	45,159	1,531,341
Liberty Global plc, Class C*	40,834	1,335,272
Liberty Global plc LiLAC, Class A(x)*	4,307	102,335
Liberty Global plc LiLAC, Class C*	5,094	118,690
Lloyds Banking Group plc	6,751,499	6,127,539
London Stock Exchange Group plc	20,340	1,043,889
Marks & Spencer Group plc	108,582	514,197
Merlin Entertainments plc(m)	44,702	266,858
National Grid plc	226,406	2,805,089
Next plc	9,973	702,937
Old Mutual plc	332,698	865,773
Pearson plc	54,130	443,909
Persimmon plc	20,795	719,482
Prudential plc	169,839	4,065,793
Reckitt Benckiser Group plc	104,910	9,577,674
RELX plc	75,182	1,649,177
Rio Tinto Ltd.	14,772	770,893
Rio Tinto plc	75,594	3,518,009
Rolls-Royce Holdings plc*	649,421	7,718,888
Royal Bank of Scotland Group plc*	148,548	534,063
RSA Insurance Group plc	68,900	575,191
Sage Group plc (The)	71,377	668,082
Schroders plc	7,268	326,747
Severn Trent plc	17,177	500,163
Sky plc	69,560	852,875
Smith & Nephew plc	59,743	1,079,150
SSE plc	67,344	1,260,666
St James’s Place plc	34,729	533,312
Standard Chartered plc*	768,524	7,637,161
Standard Life Aberdeen plc	128,830	748,361
Taylor Wimpey plc	214,642	562,298
Tesco plc*	526,295	1,319,848
Unilever NV (CVA)	144,808	8,564,275
Unilever plc	73,619	4,260,670
United Utilities Group plc	46,175	528,718
Vodafone Group plc	1,723,556	4,822,372
Weir Group plc (The)	68,674	1,808,255
Whitbread plc	11,968	603,958
WPP plc	88,328	1,639,279

		170,833,158

United States (4.5%)
Carnival plc	12,177	773,924
Iron Mountain, Inc. (CHDI) (REIT)	3,710	143,556
Las Vegas Sands Corp.	254,157	16,306,713
News Corp. (CHDI), Class B	2,956	40,021
ResMed, Inc. (CHDI)(x)	40,591	310,118
Schlumberger Ltd.	129,957	9,065,800
Shire plc	185,576	9,419,689
Sims Metal Management Ltd.	6,823	72,144
Wynn Resorts Ltd.	67,406	10,038,102

		46,170,067

Total Common Stocks (90.1%) (Cost $783,542,270)		928,947,017

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Macquarie Atlas Roads Group, expiring 10/4/17(r)*†	5,234	—
Syrah Resources Ltd., expiring 10/5/17*	1,151	54

Total Rights (0.0%) (Cost $—)		54

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	1	1

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $1,800,240, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $1,836,980.(xx)	$1,800,000	$1,800,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $600,053, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $612,000.(xx)	600,000	600,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $300,031, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $306,001.(xx)	300,000	300,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $200,021, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $204,002.(xx)	200,000	200,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $600,060, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $612,003.(xx)	600,000	600,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $700,070, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $714,002.(xx)	700,000	700,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $2,186,070, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $2,229,595.(xx)	2,185,877	2,185,877
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $400,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $408,311.(xx)	400,000	400,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $1,000,204, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $1,020,002.(xx)	1,000,000	1,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $2,040,002.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		9,785,877

Total Short-Term Investments (0.9%) (Cost $9,785,877)		9,785,878

Total Investments (91.0%) (Cost $793,328,147)		938,732,949
Other Assets Less Liabilities (9.0%)		92,380,521

Net Assets (100%)		$1,031,113,470

*	Non-income producing.

†	Securities (totaling $33,813 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $2,202,414 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $9,746,467. This was secured by cash collateral of $9,785,877 which was subsequently invested in joint repurchase agreements with a total value of $9,785,877, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $467,612 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.500%, maturing 10/31/17-5/15/45.

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

USD — United States Dollar

Sector Weightings as of September 30, 2017	Market Value	% of Net Assets
Financials	$182,108,549	17.7%
Consumer Discretionary	124,761,557	12.1
Industrials	119,189,066	11.6
Consumer Staples	118,925,130	11.5
Health Care	112,378,585	10.9
Materials	70,011,307	6.8
Information Technology	60,255,838	5.8
Energy	54,021,279	5.2
Telecommunication Services	42,178,518	4.1
Utilities	22,929,632	2.2
Real Estate	22,187,610	2.2
Repurchase Agreements	9,785,877	0.9
Investment Companies	1	0.0 #
Cash and Other	92,380,521	9.0

		100.0%

#	Less than 0.05%

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	189,369	5,418,028	—	(696,876)	90,482	915,798	5,727,432	221,382	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	911	12/2017	EUR	38,503,182	839,094
FTSE 100 Index	243	12/2017	GBP	23,866,317	(140,769)
SPI 200 Index	84	12/2017	AUD	9,336,556	(51,641)
TOPIX Index	160	12/2017	JPY	23,816,930	1,286,396

					1,933,080

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	1,607,519	USD	2,113,758	Citibank NA	12/15/2017	45,247
USD	395,312	EUR	329,563	Morgan Stanley	12/15/2017	4,185

Total unrealized appreciation						49,432

USD	171,085	AUD	218,310	Citibank NA	10/04/2017	(155)
AUD	1,060,091	USD	850,818	Citibank NA	12/15/2017	(20,010)
EUR	3,058,376	USD	3,690,588	Citibank NA	12/15/2017	(60,895)
JPY	225,022,139	USD	2,083,988	Citibank NA	12/15/2017	(76,957)

Total unrealized depreciation						(158,017)

Net unrealized depreciation						(108,585)

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$31,389,055	$93,372,502	$—		$124,761,557
Consumer Staples	913,087	118,012,043	—		118,925,130
Energy	9,065,800	44,921,666	33,813		54,021,279
Financials	7,422,247	174,686,302	—		182,108,549
Health Care	2,679,723	109,698,862	—		112,378,585
Industrials	—	119,189,066	—	(c)	119,189,066
Information Technology	9,431,002	50,824,836	—		60,255,838
Materials	6,859,104	63,152,149	—		70,011,253
Real Estate	1,543,929	20,643,681	—		22,187,610
Telecommunication Services	—	42,178,518	—		42,178,518
Utilities	—	22,929,632	—		22,929,632
Forward Currency Contracts	—	49,432	—		49,432
Futures	2,125,490	—	—		2,125,490
Rights
Industrials	—	— (c)	—		— (c)
Materials	—	54	—		54
Short-Term Investments
Investment Companies	1	—	—		1
Repurchase Agreements	—	9,785,877	—		9,785,877

Total Assets	$71,429,438	$869,444,620	$33,813		$940,907,871

Liabilities:
Forward Currency Contracts	$—	$(158,017)	$—		$(158,017)
Futures	(192,410)	—	—		(192,410)

Total Liabilities	$(192,410)	$(158,017)	$—		$(350,427)

Total	$71,237,028	$869,286,603	$33,813		$940,557,444

(a)	A security with a market value of $33,635 transferred from Level 2 to Level 1 at the end of the period due to security no longer being valued using fair value factors based on third party vendor modeling tools.

(b)	A security with a market value of $33,813 transferred from Level 2 to Level 3 at the end of the period due to active trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$224,151,564
Aggregate gross unrealized depreciation	(81,615,261)

Net unrealized appreciation	$142,536,303

Federal income tax cost of investment securities and derivative instruments, if applicable	$798,021,141

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.6%)
Auto Components (0.6%)
BorgWarner, Inc.	12,245	$627,311
Delphi Automotive plc	144,404	14,209,354
Goodyear Tire & Rubber Co. (The)	15,812	525,749

		15,362,414

Automobiles (0.3%)
Ford Motor Co.	243,940	2,919,962
General Motors Co.	81,817	3,303,770
Harley-Davidson, Inc.(x)	10,365	499,697

		6,723,429

Distributors (0.1%)
Genuine Parts Co.	9,433	902,266
LKQ Corp.*	18,529	666,859

		1,569,125

Diversified Consumer Services (0.2%)
Grand Canyon Education, Inc.*	41,068	3,729,795
H&R Block, Inc.	12,941	342,678

		4,072,473

Hotels, Restaurants & Leisure (2.0%)
Aramark	185,883	7,548,709
Carnival Corp.	25,446	1,643,048
Chipotle Mexican Grill, Inc.(x)*	1,563	481,138
Darden Restaurants, Inc.	8,046	633,864
Domino’s Pizza Group plc	850,200	3,534,009
Hilton Worldwide Holdings, Inc.	60,688	4,214,782
Marriott International, Inc., Class A	19,515	2,151,724
McDonald’s Corp.	50,465	7,906,856
MGM Resorts International	32,307	1,052,885
Norwegian Cruise Line Holdings Ltd.*	86,000	4,648,300
Royal Caribbean Cruises Ltd.	10,783	1,278,217
Starbucks Corp.	178,188	9,570,477
Wyndham Worldwide Corp.	6,374	671,883
Wynn Resorts Ltd.	19,429	2,893,367
Yum Brands, Inc.	61,472	4,524,954
Yum China Holdings, Inc.*	22,800	911,316

		53,665,529

Household Durables (1.1%)
DR Horton, Inc.	21,856	872,710
Garmin Ltd.(x)	6,712	362,247
Leggett & Platt, Inc.	8,285	395,443
Lennar Corp., Class A	43,633	2,303,822
Mohawk Industries, Inc.*	3,903	966,032
Newell Brands, Inc.	270,224	11,530,458
PulteGroup, Inc.	16,791	458,898
TRI Pointe Group, Inc.*	477,112	6,588,917
Whirlpool Corp.	26,546	4,896,144

		28,374,671

Internet & Direct Marketing Retail (1.8%)
Amazon.com, Inc.*	28,078	26,992,784
Expedia, Inc.	42,772	6,156,602
Netflix, Inc.*	26,912	4,880,491
Priceline Group, Inc. (The)*	4,568	8,363,186
TripAdvisor, Inc.(x)*	6,801	275,645

		46,668,708

Leisure Products (0.3%)
Acushnet Holdings Corp.(x)	280,800	4,987,008
Callaway Golf Co.	203,768	2,940,372
Hasbro, Inc.	7,260	709,084
Mattel, Inc.(x)	21,629	334,817

		8,971,281

Media (2.6%)
CBS Corp. (Non-Voting), Class B	22,262	1,291,196
Charter Communications, Inc., Class A*	34,625	12,583,418
Comcast Corp., Class A	384,733	14,804,526
Discovery Communications, Inc., Class A*	9,912	211,026
Discovery Communications, Inc., Class C*	11,565	234,307
DISH Network Corp., Class A*	13,972	757,702
Gannett Co., Inc.	117,322	1,055,898
Interpublic Group of Cos., Inc. (The)	23,472	487,983
News Corp., Class A	23,685	314,063
News Corp., Class B	8,455	115,411
Omnicom Group, Inc.	14,537	1,076,756
Scripps Networks Interactive, Inc., Class A	6,052	519,806
Time Warner, Inc.	153,037	15,678,641
Twenty-First Century Fox, Inc., Class A	65,679	1,732,612
Twenty-First Century Fox, Inc., Class B	448,085	11,556,112
Viacom, Inc., Class B	22,902	637,592
Walt Disney Co. (The)	96,174	9,479,871

		72,536,920

Multiline Retail (0.3%)
Dollar General Corp.	49,456	4,008,409
Dollar Tree, Inc.*	14,600	1,267,572
Kohl’s Corp.(x)	10,073	459,832
Macy’s, Inc.	18,008	392,935
Nordstrom, Inc.	6,961	328,211
Target Corp.	33,637	1,984,919

		8,441,878

Specialty Retail (1.9%)
Advance Auto Parts, Inc.	25,074	2,487,341
AutoZone, Inc.*	1,753	1,043,228
Best Buy Co., Inc.	16,475	938,416
CarMax, Inc.(x)*	11,186	848,011
Foot Locker, Inc.	8,223	289,614
Gap, Inc. (The)	12,739	376,183
Home Depot, Inc. (The)	145,261	23,758,888
L Brands, Inc.	15,664	651,779
Lowe’s Cos., Inc.	52,603	4,205,084
Office Depot, Inc.	330,491	1,500,429
O’Reilly Automotive, Inc.*	37,571	8,091,665
Ross Stores, Inc.	24,352	1,572,409
Signet Jewelers Ltd.(x)	3,767	250,694
Tiffany & Co.	6,138	563,346
TJX Cos., Inc. (The)	39,504	2,912,630
Tractor Supply Co.	7,638	483,409
Ulta Beauty, Inc.*	3,542	800,705

		50,773,831

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	17,874	719,965
Hanesbrands, Inc.(x)	21,909	539,838
Michael Kors Holdings Ltd.*	9,104	435,626
NIKE, Inc., Class B	140,358	7,277,562
PVH Corp.	4,832	609,122
Ralph Lauren Corp.	3,320	293,123
Under Armour, Inc., Class A(x)*	12,103	199,458
Under Armour, Inc., Class C(x)*	11,167	167,728
VF Corp.	20,462	1,300,769

		11,543,191

Total Consumer Discretionary		308,703,450

Consumer Staples (5.9%)
Beverages (1.0%)
Brown-Forman Corp., Class B	12,195	662,189
Coca-Cola Co. (The)	239,222	10,767,383

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	10,700	$2,134,115
Dr Pepper Snapple Group, Inc.	11,341	1,003,338
Molson Coors Brewing Co., Class B	11,299	922,450
Monster Beverage Corp.*	25,884	1,430,091
PepsiCo, Inc.	89,219	9,941,673

		26,861,239

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	27,329	4,489,881
CVS Health Corp.	63,072	5,129,015
Kroger Co. (The)	54,975	1,102,799
Sysco Corp.	30,031	1,620,172
US Foods Holding Corp.*	323,332	8,632,964
Walgreens Boots Alliance, Inc.	57,435	4,435,131
Wal-Mart Stores, Inc.	214,645	16,772,360

		42,182,322

Food Products (1.0%)
Archer-Daniels-Midland Co.	34,674	1,473,992
Campbell Soup Co.	12,489	584,735
Conagra Brands, Inc.	26,387	890,297
General Mills, Inc.	35,963	1,861,445
Hershey Co. (The)	8,776	958,076
Hormel Foods Corp.	72,433	2,327,997
JM Smucker Co. (The)	6,860	719,820
Kellogg Co.	15,564	970,727
Kraft Heinz Co. (The)	52,311	4,056,718
McCormick & Co., Inc. (Non- Voting)(x)	7,637	783,862
Mondelez International, Inc., Class A	133,243	5,417,660
Nomad Foods Ltd.*	447,057	6,513,619
Tyson Foods, Inc., Class A	17,857	1,258,026

		27,816,974

Household Products (1.0%)
Church & Dwight Co., Inc.	16,089	779,512
Clorox Co. (The)	8,245	1,087,598
Colgate-Palmolive Co.	54,595	3,977,246
Kimberly-Clark Corp.	21,862	2,572,720
Procter & Gamble Co. (The)	198,087	18,021,955

		26,439,031

Personal Products (0.4%)
Coty, Inc., Class A	29,675	490,528
Estee Lauder Cos., Inc. (The), Class A	93,913	10,127,578

		10,618,106

Tobacco (0.9%)
Altria Group, Inc.	119,733	7,593,467
Philip Morris International, Inc.	140,472	15,593,797

		23,187,264

Total Consumer Staples		157,104,936

Energy (4.8%)
Energy Equipment & Services (1.0%)
Baker Hughes a GE Co.	27,284	999,140
Ensco plc, Class A(x)	314,316	1,876,467
Halliburton Co.	299,849	13,802,048
Helmerich & Payne, Inc.(x)	6,714	349,867
National Oilwell Varco, Inc.	23,504	839,798
Schlumberger Ltd.	111,447	7,774,543
TechnipFMC plc*	27,372	764,226

		26,406,089

Oil, Gas & Consumable Fuels (3.8%)
Anadarko Petroleum Corp.	35,015	1,710,483
Andeavor	8,934	921,542
Apache Corp.	24,349	1,115,184
Cabot Oil & Gas Corp.	28,426	760,396
Chesapeake Energy Corp.(x)*	57,055	245,337
Chevron Corp.	146,337	17,194,598
Cimarex Energy Co.	6,065	689,409
Concho Resources, Inc.*	9,052	1,192,329
ConocoPhillips	95,534	4,781,477
Devon Energy Corp.	189,976	6,974,019
Enbridge, Inc.	65,400	2,736,336
EOG Resources, Inc.	71,902	6,955,799
EQT Corp.	10,681	696,828
Exxon Mobil Corp.	264,576	21,689,939
Hess Corp.	16,599	778,327
Kinder Morgan, Inc.	201,139	3,857,846
Kosmos Energy Ltd.(x)*	1,131,875	9,009,725
Marathon Oil Corp.	55,271	749,475
Marathon Petroleum Corp.	31,596	1,771,904
Newfield Exploration Co.*	12,840	380,963
Noble Energy, Inc.	60,290	1,709,824
Occidental Petroleum Corp.	71,077	4,563,854
ONEOK, Inc.	23,726	1,314,658
Phillips 66	26,772	2,452,583
Pioneer Natural Resources Co.	10,661	1,572,924
Range Resources Corp.(x)	14,360	281,025
Valero Energy Corp.	27,401	2,107,959
Williams Cos., Inc. (The)	124,979	3,750,620

		101,965,363

Total Energy		128,371,452

Financials (11.7%)
Banks (4.9%)
Bank of America Corp.	611,996	15,507,979
BB&T Corp.	50,587	2,374,554
Citigroup, Inc.	421,396	30,652,344
Citizens Financial Group, Inc.	90,741	3,436,362
Comerica, Inc.	10,687	814,991
Fifth Third Bancorp	45,088	1,261,562
Huntington Bancshares, Inc.	358,352	5,002,594
JPMorgan Chase & Co.	392,263	37,465,038
KeyCorp	68,227	1,284,032
M&T Bank Corp.	9,349	1,505,563
People’s United Financial, Inc.	22,197	402,654
PNC Financial Services Group, Inc. (The)‡	29,897	4,029,219
Regions Financial Corp.	74,920	1,141,032
SunTrust Banks, Inc.	30,108	1,799,555
US Bancorp	99,664	5,340,994
Wells Fargo & Co.	325,364	17,943,824
Zions Bancorp	12,359	583,098

		130,545,395

Capital Markets (2.6%)
Affiliated Managers Group, Inc.	3,408	646,941
Ameriprise Financial, Inc.	9,213	1,368,223
Ares Capital Corp.	382,950	6,276,550
Bank of New York Mellon Corp. (The)	140,447	7,446,499
BlackRock, Inc.‡	7,734	3,457,794
CBOE Holdings, Inc.	7,027	756,316
Charles Schwab Corp. (The)	74,401	3,254,300
CME Group, Inc.	40,612	5,510,236
E*TRADE Financial Corp.*	17,135	747,257
Franklin Resources, Inc.	20,062	892,960
Goldman Sachs Group, Inc. (The)	22,446	5,323,967
Intercontinental Exchange, Inc.	82,729	5,683,482
Invesco Ltd.	68,919	2,414,922
Moody’s Corp.	64,129	8,927,397
Morgan Stanley	88,059	4,241,802
Nasdaq, Inc.	27,315	2,118,825
Northern Trust Corp.	13,450	1,236,459
Raymond James Financial, Inc.	8,274	697,746

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
S&P Global, Inc.	15,852	$2,477,826
State Street Corp.	54,105	5,169,192
T. Rowe Price Group, Inc.	15,007	1,360,385

		70,009,079

Consumer Finance (0.4%)
American Express Co.	45,701	4,134,112
Capital One Financial Corp.	30,147	2,552,245
Discover Financial Services	23,049	1,486,200
Navient Corp.	15,591	234,177
Synchrony Financial	46,587	1,446,526

		9,853,260

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	174,641	32,015,188
Leucadia National Corp.	20,280	512,070

		32,527,258

Insurance (2.4%)
Aflac, Inc.	24,629	2,004,554
Allstate Corp. (The)	22,360	2,055,108
American International Group, Inc.	56,312	3,456,994
Aon plc	56,309	8,226,744
Arthur J Gallagher & Co.	93,986	5,784,838
Assurant, Inc.	3,396	324,386
Assured Guaranty Ltd.	199,029	7,513,345
Brighthouse Financial, Inc.*	5,605	340,784
Chubb Ltd.	56,949	8,118,079
Cincinnati Financial Corp.	9,062	693,877
Everest Re Group Ltd.	2,664	608,431
Hartford Financial Services Group, Inc. (The)	22,961	1,272,728
Lincoln National Corp.	13,891	1,020,711
Loews Corp.	17,795	851,669
Marsh & McLennan Cos., Inc.	79,501	6,662,979
MetLife, Inc.	66,195	3,438,830
Principal Financial Group, Inc.	16,659	1,071,840
Progressive Corp. (The)	36,414	1,763,166
Prudential Financial, Inc.	26,365	2,803,127
Torchmark Corp.	6,507	521,146
Travelers Cos., Inc. (The)	17,151	2,101,341
Unum Group	13,685	699,714
Willis Towers Watson plc	8,370	1,290,905
XL Group Ltd.	15,917	627,926

		63,253,222

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
PennyMac Mortgage Investment Trust (REIT)	371,863	6,466,698

Total Financials		312,654,912

Health Care (11.5%)
Biotechnology (3.4%)
AbbVie, Inc.	99,369	8,829,929
Agios Pharmaceuticals, Inc.(x)*	53,900	3,597,825
Alexion Pharmaceuticals, Inc.*	14,016	1,966,305
Alkermes plc*	104,825	5,329,303
Amgen, Inc.	45,459	8,475,831
Biogen, Inc.*	13,174	4,125,043
Celgene Corp.*	48,747	7,108,288
Gilead Sciences, Inc.	253,403	20,530,710
Grifols SA (ADR)	374,950	8,207,656
Incyte Corp.*	81,086	9,465,980
Juno Therapeutics, Inc.*	60,200	2,700,572
Regeneron Pharmaceuticals, Inc.*	4,849	2,168,085
Seattle Genetics, Inc.*	79,600	4,331,036
Ultragenyx Pharmaceutical, Inc.*	34,000	1,810,840
Vertex Pharmaceuticals, Inc.*	15,800	2,402,232

		91,049,635

Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	108,260	5,776,754
Align Technology, Inc.*	4,427	824,617
Baxter International, Inc.	31,284	1,963,071
Becton Dickinson and Co.	14,201	2,782,686
Boston Scientific Corp.*	85,440	2,492,285
Cooper Cos., Inc. (The)	3,152	747,371
CR Bard, Inc.	4,530	1,451,865
Danaher Corp.	73,428	6,298,653
DENTSPLY SIRONA, Inc.	13,911	832,017
Edwards Lifesciences Corp.*	13,087	1,430,540
Hologic, Inc.*	17,750	651,248
IDEXX Laboratories, Inc.*	5,372	835,292
Intuitive Surgical, Inc.*	2,339	2,446,313
Medtronic plc	255,227	19,849,003
ResMed, Inc.	9,123	702,106
Stryker Corp.	20,076	2,851,194
Varian Medical Systems, Inc.*	5,825	582,850
Zimmer Biomet Holdings, Inc.	12,544	1,468,777

		53,986,642

Health Care Providers & Services (2.0%)
Aetna, Inc.	20,698	3,291,189
AmerisourceBergen Corp.	10,124	837,761
Anthem, Inc.	16,338	3,102,259
Cardinal Health, Inc.	19,723	1,319,863
Centene Corp.*	10,651	1,030,697
Cigna Corp.	15,696	2,934,210
DaVita, Inc.*	9,212	547,101
Envision Healthcare Corp.*	7,296	327,955
Express Scripts Holding Co.*	36,014	2,280,406
HCA Healthcare, Inc.*	17,858	1,421,318
Henry Schein, Inc.*	9,858	808,257
Humana, Inc.	21,518	5,242,430
Laboratory Corp. of America Holdings*	6,372	961,981
McKesson Corp.	13,159	2,021,354
Patterson Cos., Inc.(x)	5,055	195,376
Quest Diagnostics, Inc.	8,454	791,633
UnitedHealth Group, Inc.	133,706	26,186,321
Universal Health Services, Inc., Class B	5,337	592,087

		53,892,198

Health Care Technology (0.2%)
Cerner Corp.*	82,673	5,896,238

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	20,093	1,289,971
Illumina, Inc.*	9,106	1,813,915
Mettler-Toledo International, Inc.*	1,579	988,707
PerkinElmer, Inc.	6,569	453,064
Quintiles IMS Holdings, Inc.*	9,443	897,746
Thermo Fisher Scientific, Inc.	130,067	24,608,676
Waters Corp.*	4,960	890,419

		30,942,498

Pharmaceuticals (2.7%)
Akorn, Inc.*	50,532	1,677,157
Allergan plc	20,805	4,263,985
Bristol-Myers Squibb Co.	102,183	6,513,144
Eli Lilly & Co.	87,675	7,499,720
Johnson & Johnson	167,422	21,766,533
Merck & Co., Inc.	170,182	10,896,753
Mylan NV*	33,466	1,049,828
Perrigo Co. plc	8,278	700,733
Pfizer, Inc.	371,431	13,260,087
Phibro Animal Health Corp., Class A	53,790	1,992,920

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Zoetis, Inc.	30,681	$1,956,221

		71,577,081

Total Health Care		307,344,292

Industrials (7.7%)
Aerospace & Defense (1.9%)
Arconic, Inc.	24,193	601,922
Boeing Co. (The)	34,677	8,815,240
General Dynamics Corp.	69,454	14,278,352
Hexcel Corp.	61,025	3,504,056
L3 Technologies, Inc.	4,817	907,667
Lockheed Martin Corp.	15,697	4,870,622
Northrop Grumman Corp.	10,775	3,100,183
Raytheon Co.	17,973	3,353,402
Rockwell Collins, Inc.	10,105	1,320,825
Textron, Inc.	16,579	893,277
TransDigm Group, Inc.(x)	27,107	6,929,905
United Technologies Corp.	46,121	5,353,726

		53,929,177

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.(x)	52,648	4,006,513
Expeditors International of Washington, Inc.	11,598	694,256
FedEx Corp.	15,372	3,467,616
United Parcel Service, Inc., Class B	87,956	10,562,636

		18,731,021

Airlines (0.3%)
Alaska Air Group, Inc.(x)	8,012	611,075
American Airlines Group, Inc.	27,015	1,282,942
Delta Air Lines, Inc.	41,565	2,004,265
Southwest Airlines Co.	34,333	1,921,961
United Continental Holdings, Inc.*	16,110	980,777

		6,801,020

Building Products (0.2%)
Allegion plc	5,602	484,405
AO Smith Corp.	8,813	523,757
Fortune Brands Home & Security, Inc.	9,764	656,434
Johnson Controls International plc	57,557	2,318,971
Masco Corp.	19,545	762,450

		4,746,017

Commercial Services & Supplies (0.3%)
Cintas Corp.	5,384	776,804
Republic Services, Inc.	14,010	925,501
Stericycle, Inc.*	5,679	406,730
Waste Connections, Inc.	66,094	4,623,935
Waste Management, Inc.	25,377	1,986,258

		8,719,228

Construction & Engineering (0.0%)
Fluor Corp.	9,010	379,321
Jacobs Engineering Group, Inc.	7,166	417,563
Quanta Services, Inc.*	9,617	359,387

		1,156,271

Electrical Equipment (0.4%)
Acuity Brands, Inc.(x)	2,660	455,605
AMETEK, Inc.	14,225	939,419
Eaton Corp. plc	79,046	6,069,943
Emerson Electric Co.	39,497	2,481,991
Rockwell Automation, Inc.	8,026	1,430,313

		11,377,271

Industrial Conglomerates (1.4%)
3M Co.	37,125	7,792,538
General Electric Co.	859,962	20,793,881
Honeywell International, Inc.	47,313	6,706,145
Roper Technologies, Inc.	6,386	1,554,352

		36,846,916

Machinery (1.3%)
Caterpillar, Inc.	36,784	4,587,333
Cummins, Inc.	9,899	1,663,329
Deere & Co.	43,456	5,457,639
Dover Corp.	9,638	880,817
Flowserve Corp.	7,488	318,914
Fortive Corp.	19,202	1,359,310
IDEX Corp.	18,137	2,203,101
Illinois Tool Works, Inc.	19,135	2,831,215
Ingersoll-Rand plc	15,965	1,423,599
PACCAR, Inc.	21,908	1,584,825
Parker-Hannifin Corp.	8,317	1,455,641
Pentair plc	10,165	690,813
Snap-on, Inc.	52,359	7,802,014
Stanley Black & Decker, Inc.	9,541	1,440,405
Xylem, Inc.	11,023	690,370

		34,389,325

Professional Services (0.4%)
Equifax, Inc.	30,762	3,260,464
IHS Markit Ltd.*	22,634	997,707
Nielsen Holdings plc	94,953	3,935,802
Robert Half International, Inc.	8,024	403,928
Verisk Analytics, Inc.*	9,767	812,517

		9,410,418

Road & Rail (0.7%)
CSX Corp.	116,153	6,302,462
JB Hunt Transport Services, Inc.	5,230	580,948
Kansas City Southern	6,459	701,964
Norfolk Southern Corp.	17,787	2,352,153
Union Pacific Corp.	65,276	7,570,058

		17,507,585

Trading Companies & Distributors (0.1%)
Fastenal Co.	18,507	843,548
United Rentals, Inc.*	5,328	739,207
WW Grainger, Inc.(x)	3,202	575,560

		2,158,315

Total Industrials		205,772,564

Information Technology (18.2%)
Communications Equipment (0.9%)
ARRIS International plc*	109,900	3,131,051
Cisco Systems, Inc.	311,980	10,491,887
EchoStar Corp., Class A*	50,800	2,907,284
F5 Networks, Inc.*	3,759	453,185
Harris Corp.	7,533	991,945
Juniper Networks, Inc.	23,047	641,398
Motorola Solutions, Inc.	10,088	856,169
Palo Alto Networks, Inc.*	23,847	3,436,353

		22,909,272

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	19,137	1,619,756
Corning, Inc.	56,023	1,676,208
FLIR Systems, Inc.	8,718	339,217
IPG Photonics Corp.*	16,300	3,016,478
TE Connectivity Ltd.	22,174	1,841,772
Trimble, Inc.*	83,100	3,261,676

		11,755,107

Internet Software & Services (3.8%)
Akamai Technologies, Inc.*	10,287	501,183
Alibaba Group Holding Ltd. (ADR)*	32,600	5,630,346
Alphabet, Inc., Class A*	18,617	18,127,745
Alphabet, Inc., Class C*	35,877	34,409,990
Altaba, Inc.*	53,200	3,523,968
eBay, Inc.*	61,730	2,374,136

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Facebook, Inc., Class A*	207,118	$35,390,253
GoDaddy, Inc., Class A*	30,800	1,340,108
VeriSign, Inc.(x)*	18,000	1,915,020

		103,212,749

IT Services (3.1%)
Accenture plc, Class A	63,471	8,573,028
Alliance Data Systems Corp.	3,013	667,530
Automatic Data Processing, Inc.	27,557	3,012,531
Broadridge Financial Solutions, Inc.	59,450	4,804,749
Cognizant Technology Solutions Corp., Class A	80,209	5,818,361
CSRA, Inc.	10,494	338,641
DXC Technology Co.	17,721	1,521,879
Fidelity National Information Services, Inc.	20,673	1,930,651
Fiserv, Inc.*	12,970	1,672,611
Gartner, Inc.*	5,817	723,693
Global Payments, Inc.	45,646	4,337,739
International Business Machines Corp.	54,080	7,845,926
Jack Henry & Associates, Inc.	22,659	2,329,119
Mastercard, Inc., Class A	108,999	15,390,660
Paychex, Inc.	19,876	1,191,765
PayPal Holdings, Inc.*	70,460	4,511,554
Total System Services, Inc.	10,730	702,815
Visa, Inc., Class A	159,737	16,810,723
Western Union Co. (The)	28,711	551,251

		82,735,226

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Micro Devices, Inc.(x)*	49,951	636,875
Analog Devices, Inc.	47,238	4,070,498
Applied Materials, Inc.	66,226	3,449,712
ASML Holding NV (NYRS)	36,841	6,307,179
Broadcom Ltd.	99,362	24,099,259
Intel Corp.	292,857	11,151,995
KLA-Tencor Corp.	9,643	1,022,158
Lam Research Corp.	10,089	1,866,869
Microchip Technology, Inc.	14,528	1,304,324
Micron Technology, Inc.*	69,445	2,731,272
NVIDIA Corp.	37,388	6,683,853
ON Semiconductor Corp.*	291,154	5,377,614
Qorvo, Inc.*	8,244	582,686
QUALCOMM, Inc.	92,184	4,778,819
Skyworks Solutions, Inc.	11,512	1,173,073
Texas Instruments, Inc.	119,759	10,735,197
Xilinx, Inc.	15,409	1,091,419

		87,062,802

Software (3.4%)
Activision Blizzard, Inc.	134,115	8,651,759
Adobe Systems, Inc.*	30,649	4,572,218
ANSYS, Inc.*	5,204	638,687
Autodesk, Inc.*	13,678	1,535,492
CA, Inc.	19,899	664,229
Cadence Design Systems, Inc.*	17,449	688,712
Citrix Systems, Inc.*	8,701	668,411
Electronic Arts, Inc.*	19,370	2,286,822
Intuit, Inc.	15,206	2,161,381
Micro Focus International plc (ADR)*	46,812	1,493,303
Microsoft Corp.	682,763	50,859,015
Oracle Corp.	188,417	9,109,961
Red Hat, Inc.*	11,051	1,225,114
salesforce.com, Inc.*	42,568	3,976,703
Symantec Corp.	37,996	1,246,649
Synopsys, Inc.*	9,483	763,666

		90,542,122

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	443,888	68,412,018
Hewlett Packard Enterprise Co.	142,349	2,093,954
HP, Inc.	421,765	8,418,429
NetApp, Inc.	47,055	2,059,127
Pure Storage, Inc., Class A*	228,900	3,660,111
Seagate Technology plc	17,889	593,378
Western Digital Corp.	18,622	1,608,941
Xerox Corp.	12,919	430,074

		87,276,032

Total Information Technology		485,493,310

Materials (2.6%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	13,609	2,057,953
Albemarle Corp.	6,800	926,908
CF Industries Holdings, Inc.	13,936	489,990
DowDuPont, Inc.	145,541	10,075,803
Eastman Chemical Co.	8,770	793,597
Ecolab, Inc.	16,339	2,101,359
FMC Corp.	8,228	734,843
International Flavors & Fragrances, Inc.	65,573	9,371,037
LyondellBasell Industries NV, Class A	20,193	2,000,117
Monsanto Co.	63,066	7,556,568
Mosaic Co. (The)	20,769	448,403
Potash Corp. of Saskatchewan, Inc.(x)	120,800	2,324,192
PPG Industries, Inc.	15,978	1,736,169
Praxair, Inc.	30,866	4,313,215
Sherwin-Williams Co. (The)	37,316	13,360,621

		58,290,775

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	3,792	782,024
Vulcan Materials Co.	8,452	1,010,859

		1,792,883

Containers & Packaging (0.2%)
Avery Dennison Corp.	5,287	519,924
Ball Corp.(x)	22,131	914,010
International Paper Co.	25,700	1,460,274
Packaging Corp. of America	6,058	694,731
Sealed Air Corp.	11,606	495,808
WestRock Co.	15,716	891,569

		4,976,316

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	83,006	1,165,404
Newmont Mining Corp.	32,964	1,236,480
Nucor Corp.	19,720	1,105,109

		3,506,993

Total Materials		68,566,967

Real Estate (2.2%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
Alexandria Real Estate Equities, Inc. (REIT)	5,877	699,187
American Tower Corp. (REIT)	81,938	11,199,286
Apartment Investment & Management Co. (REIT), Class A	9,317	408,644
AvalonBay Communities, Inc. (REIT)	8,652	1,543,690
Boston Properties, Inc. (REIT)	9,536	1,171,784
Crown Castle International Corp. (REIT)	65,030	6,501,699
Digital Realty Trust, Inc. (REIT)	26,368	3,120,125
Duke Realty Corp. (REIT)	22,944	661,246
Equinix, Inc. (REIT)	4,880	2,177,944
Equity Residential (REIT)	22,902	1,509,929

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Essex Property Trust, Inc. (REIT)	4,082	$1,036,950
Extra Space Storage, Inc. (REIT)	7,822	625,134
Federal Realty Investment Trust (REIT)	4,332	538,078
GGP, Inc. (REIT)	39,082	811,733
HCP, Inc. (REIT)	29,316	815,864
Host Hotels & Resorts, Inc. (REIT)	45,980	850,170
Iron Mountain, Inc. (REIT)	67,283	2,617,309
Kimco Realty Corp. (REIT)	25,437	497,293
Macerich Co. (The) (REIT)	6,795	373,521
Mid-America Apartment Communities, Inc. (REIT)	6,977	745,702
Outfront Media, Inc. (REIT)	49,200	1,238,856
Prologis, Inc. (REIT)	33,145	2,103,382
Public Storage (REIT)	9,343	1,999,309
Realty Income Corp. (REIT)	17,439	997,336
Regency Centers Corp. (REIT)	9,064	562,331
SBA Communications Corp. (REIT)*	7,564	1,089,594
Simon Property Group, Inc. (REIT)	19,204	3,092,036
SL Green Realty Corp. (REIT)	6,159	624,030
UDR, Inc. (REIT)	16,522	628,332
Ventas, Inc. (REIT)	22,164	1,443,541
Vornado Realty Trust (REIT)	10,701	822,693
Welltower, Inc. (REIT)	22,967	1,614,121
Weyerhaeuser Co. (REIT)	46,893	1,595,769

		55,716,618

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	62,963	2,385,038

Total Real Estate		58,101,656

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	584,377	22,890,048
CenturyLink, Inc.(x)	33,794	638,707
Level 3 Communications, Inc.*	18,312	975,846
Verizon Communications, Inc.	253,790	12,560,067

		37,064,668

Wireless Telecommunication Services (0.3%)
China Mobile Ltd.	809,228	8,199,395

Total Telecommunication Services		45,264,063

Utilities (1.9%)
Electric Utilities (1.2%)
Alliant Energy Corp.	14,475	601,726
American Electric Power Co., Inc.	30,717	2,157,562
Duke Energy Corp.	43,720	3,668,982
Edison International	20,368	1,571,799
Entergy Corp.	11,108	848,207
Eversource Energy	19,687	1,189,882
Exelon Corp.	59,819	2,253,382
FirstEnergy Corp.	27,581	850,322
Fortis, Inc.(x)	121,822	4,357,572
NextEra Energy, Inc.	29,247	4,286,148
PG&E Corp.	31,912	2,172,888
Pinnacle West Capital Corp.	6,845	578,813
PPL Corp.	42,669	1,619,289
Southern Co. (The)	62,128	3,052,970
Xcel Energy, Inc.	31,756	1,502,694

		30,712,236

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	187,090	2,061,732
NRG Energy, Inc.	18,471	472,673

		2,534,405

Multi-Utilities (0.6%)
Ameren Corp.	14,901	861,874
CenterPoint Energy, Inc.	26,011	759,781
CMS Energy Corp.	17,537	812,314
Consolidated Edison, Inc.	19,590	1,580,521
Dominion Energy, Inc.	40,096	3,084,585
DTE Energy Co.	11,136	1,195,561
NiSource, Inc.	19,843	507,782
Public Service Enterprise Group, Inc.	31,566	1,459,928
SCANA Corp.	9,273	449,648
Sempra Energy	30,689	3,502,536
WEC Energy Group, Inc.	19,630	1,232,371

		15,446,901

Water Utilities (0.0%)
American Water Works Co., Inc.	11,132	900,690

Total Utilities		49,594,232

Total Common Stocks (79.8%) (Cost $1,286,741,788)		2,126,971,834

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	268,244	67,846,955
iShares Morningstar Large-Cap Fund	219,702	33,106,894
iShares Morningstar Large-Cap Growth Fund	37,898	5,547,888
iShares Morningstar Large-Cap Value Fund	62,263	6,202,017
iShares Russell 1000 Fund(x)	253,599	35,473,428
iShares Russell 1000 Growth Fund(x)	45,997	5,752,385
iShares Russell 1000 Value Fund	53,925	6,390,652
iShares S&P 100 Fund(x)	56,815	6,323,510
iShares S&P 500 Growth Fund	42,148	6,044,866
iShares S&P 500 Value Fund	63,446	6,846,458
Vanguard Growth Fund(x)	42,700	5,668,425
Vanguard Large-Cap Fund	308,313	35,579,320
Vanguard Value Fund	57,700	5,759,614

Total Exchange Traded Funds (8.5%) (Cost $140,267,274)		226,542,412

MASTER LIMITED PARTNERSHIPS:
Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Enterprise Products Partners LP	315,965	8,237,208

Total Energy		8,237,208

Financials (0.4%)
Capital Markets (0.4%)
Apollo Global Management LLC, Class A	187,814	5,653,201
Oaktree Capital Group LLC	135,992	6,398,424

Total Financials		12,051,625

Total Master Limited Partnerships (0.8%) (Cost $17,670,362)		20,288,833

SHORT-TERM INVESTMENTS:
Investment Company (5.9%)
JPMorgan Prime Money Market Fund, IM Shares	154,740,428	154,786,850

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $1,000,133, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $1,020,545.(xx)	$1,000,000	$1,000,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $3,400,298, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $3,468,001.(xx)	3,400,000	3,400,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,600,167, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $1,632,008.(xx)	1,600,000	1,600,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $4,200,420, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $4,284,015.(xx)	4,200,000	4,200,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,100,115, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $1,122,010.(xx)	1,100,000	1,100,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $3,200,320, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $3,264,017.(xx)	3,200,000	3,200,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $902,424, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $920,391.(xx)	902,344	902,344
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $2,000,173, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,041,555.(xx)	2,000,000	2,000,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $2,600,541, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,654,022.(xx)	2,600,000	2,600,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $4,000,393, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $4,080,402.(xx)	4,000,000	4,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $6,000,530, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $6,120,001.(xx)	6,000,000	6,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $5,001,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $5,100,012.(xx)	5,000,000	5,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $5,001,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $5,100,000.(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $1,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $1,020,001.(xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		41,002,344

Total Short-Term Investments (7.4%) (Cost $195,789,569)		195,789,194

Total Investments (96.5%) (Cost $1,640,468,993)		2,569,592,273
Other Assets Less Liabilities (3.5%)		93,605,269

Net Assets (100%)		$2,663,197,542

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $40,006,067. This was secured by cash collateral of $41,002,344 which was subsequently invested in joint repurchase agreements with a total value of $41,002,344, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $3,132 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.250%, maturing 10/12/17-11/15/46.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	7,734	3,172,181	70,739	(307,605)	116,876	405,603	3,457,794	58,643	—
PNC Financial Services Group, Inc. (The)	29,897	3,926,699	—	(459,826)	196,220	366,126	4,029,219	59,611	—

Total		7,098,880	70,739	(767,431)	313,096	771,729	7,487,013	118,254	—

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,021	12/2017	USD	254,251,905	5,379,852

					5,379,852

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$305,169,441	$3,534,009	$—	$308,703,450
Consumer Staples	157,104,936	—	—	157,104,936
Energy	128,371,452	—	—	128,371,452
Financials	312,654,912	—	—	312,654,912
Health Care	307,344,292	—	—	307,344,292
Industrials	205,772,564	—	—	205,772,564
Information Technology	485,493,310	—	—	485,493,310
Materials	68,566,967	—	—	68,566,967
Real Estate	58,101,656	—	—	58,101,656
Telecommunication Services	37,064,668	8,199,395	—	45,264,063
Utilities	49,594,232	—	—	49,594,232
Exchange Traded Funds	226,542,412	—	—	226,542,412
Futures	5,379,852	—	—	5,379,852
Master Limited Partnerships
Energy	8,237,208	—	—	8,237,208
Financials	12,051,625	—	—	12,051,625
Short-Term Investments
Investment Companies	154,786,850	—	—	154,786,850
Repurchase Agreements	—	41,002,344	—	41,002,344

Total Assets	$2,522,236,377	$52,735,748	$—	$2,574,972,125

Total Liabilities	$—	$—	$—	$—

Total	$2,522,236,377	$52,735,748	$—	$2,574,972,125

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$963,998,752
Aggregate gross unrealized depreciation	(31,220,216)

Net unrealized appreciation	$932,778,536

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,642,193,589

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.4%)
Auto Components (0.2%)
BorgWarner, Inc.	5,079	$260,197
Delphi Automotive plc	77,342	7,610,453
Gentex Corp.	39,126	774,695
Lear Corp.	12,073	2,089,595
Visteon Corp.*	6,587	815,273

		11,550,213

Automobiles (0.4%)
Ferrari NV(x)	42,945	4,744,564
Harley-Davidson, Inc.	27,115	1,307,214
Tesla, Inc.(x)*	42,821	14,606,243
Thor Industries, Inc.	10,790	1,358,569

		22,016,590

Distributors (0.0%)
Genuine Parts Co.	11,318	1,082,567
LKQ Corp.*	8,776	315,848
Pool Corp.	8,405	909,169

		2,307,584

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	10,874	937,448
H&R Block, Inc.	7,244	191,821
Service Corp. International	39,652	1,367,994
ServiceMaster Global Holdings, Inc.*	28,817	1,346,618

		3,843,881

Hotels, Restaurants & Leisure (3.5%)
Aramark	22,536	915,187
Carnival Corp.	147,635	9,532,792
Chipotle Mexican Grill, Inc.(x)*	5,414	1,666,592
Choice Hotels International, Inc.	6,776	432,986
Darden Restaurants, Inc.	153,944	12,127,708
Domino’s Pizza, Inc.	10,285	2,042,087
Dunkin’ Brands Group, Inc.	36,612	1,943,365
Extended Stay America, Inc.	23,907	478,140
Hilton Grand Vacations, Inc.*	14,876	574,660
Hilton Worldwide Holdings, Inc.	38,610	2,681,465
Las Vegas Sands Corp.	77,406	4,966,369
Marriott International, Inc., Class A	123,071	13,569,808
McDonald’s Corp.	275,082	43,099,849
MGM Resorts International	30,133	982,034
Restaurant Brands International, Inc.	45,497	2,906,348
Six Flags Entertainment Corp.(x)	14,503	883,813
Starbucks Corp.	496,302	26,656,380
Vail Resorts, Inc.	8,518	1,943,126
Wendy’s Co. (The)	38,602	599,489
Wyndham Worldwide Corp.	21,888	2,307,214
Wynn Resorts Ltd.	17,119	2,549,361
Yum Brands, Inc.	233,037	17,153,854
Yum China Holdings, Inc.*	490,068	19,588,018

		169,600,645

Household Durables (0.1%)
DR Horton, Inc.	39,877	1,592,289
Leggett & Platt, Inc.	22,326	1,065,620
Mohawk Industries, Inc.*	935	231,422
NVR, Inc.*	713	2,035,614
PulteGroup, Inc.	15,979	436,706
Tempur Sealy International, Inc.(x)*	4,099	264,467
Toll Brothers, Inc.	14,646	607,370
Tupperware Brands Corp.	10,463	646,823
Whirlpool Corp.	1,209	222,988

		7,103,299

Internet & Direct Marketing Retail (4.3%)
Amazon.com, Inc.*	144,619	139,029,475
Expedia, Inc.	26,043	3,748,629
Liberty Expedia Holdings, Inc., Class A*	2,399	127,411
Liberty Interactive Corp. QVC Group, Class A*	48,889	1,152,314
Netflix, Inc.*	103,889	18,840,270
Priceline Group, Inc. (The)*	24,711	45,241,393
TripAdvisor, Inc.(x)*	10,631	430,874
Wayfair, Inc., Class A(x)*	8,012	540,009

		209,110,375

Leisure Products (0.1%)
Brunswick Corp.	15,982	894,513
Hasbro, Inc.	18,458	1,802,793
Mattel, Inc.(x)	14,992	232,076
Polaris Industries, Inc.(x)	12,413	1,298,772

		4,228,154

Media (2.3%)
Altice USA, Inc., Class A(x)*	40,739	1,112,582
AMC Networks, Inc., Class A*	11,080	647,848
Cable One, Inc.	984	710,566
CBS Corp. (Non-Voting), Class B	76,496	4,436,768
Charter Communications, Inc., Class A*	27,593	10,027,848
Comcast Corp., Class A	1,233,267	47,456,113
DISH Network Corp., Class A*	36,495	1,979,124
Interpublic Group of Cos., Inc. (The)	71,288	1,482,078
Lions Gate Entertainment Corp., Class A*	7,315	244,687
Lions Gate Entertainment Corp., Class B*	13,400	425,986
Live Nation Entertainment, Inc.*	28,994	1,262,689
Madison Square Garden Co. (The), Class A*	471	100,841
Omnicom Group, Inc.	49,587	3,672,909
Regal Entertainment Group, Class A(x)	5,522	88,352
Scripps Networks Interactive, Inc., Class A	10,203	876,336
Sirius XM Holdings, Inc.(x)	297,269	1,640,925
Twenty-First Century Fox, Inc., Class A	13,470	355,338
Twenty-First Century Fox, Inc., Class B	2,178	56,171
Walt Disney Co. (The)	391,506	38,590,746

		115,167,907

Multiline Retail (0.3%)
Dollar General Corp.	122,271	9,910,064
Dollar Tree, Inc.*	46,766	4,060,224
Nordstrom, Inc.(x)	24,644	1,161,965

		15,132,253

Specialty Retail (2.5%)
Advance Auto Parts, Inc.	3,841	381,027
AutoZone, Inc.*	8,785	5,228,041
Burlington Stores, Inc.*	8,661	826,779
CarMax, Inc.(x)*	39,163	2,968,947
Dick’s Sporting Goods, Inc.	14,699	397,020
Floor & Decor Holdings, Inc., Class A*	4,468	173,939
Foot Locker, Inc.	2,146	75,582
Gap, Inc. (The)	1,722	50,851
Home Depot, Inc. (The)	267,488	43,750,337
L Brands, Inc.	8,774	365,086
Lowe’s Cos., Inc.	181,365	14,498,318
Michaels Cos., Inc. (The)*	20,140	432,406
O’Reilly Automotive, Inc.*	63,527	13,681,810
Ross Stores, Inc.	82,329	5,315,984
Sally Beauty Holdings, Inc.*	10,964	214,675

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
TJX Cos., Inc. (The)	312,683	$23,054,118
Tractor Supply Co.	27,486	1,739,589
Ulta Beauty, Inc.*	27,217	6,152,675
Williams-Sonoma, Inc.(x)	3,917	195,302

		119,502,486

Textiles, Apparel & Luxury Goods (1.6%)
adidas AG (ADR)	100,594	11,387,241
Carter’s, Inc.	10,151	1,002,411
Coach, Inc.	10,372	417,784
Hanesbrands, Inc.(x)	77,575	1,911,448
Lululemon Athletica, Inc.*	192,550	11,986,238
LVMH Moet Hennessy Louis Vuitton SE	39,507	10,900,556
Michael Kors Holdings Ltd.*	2,676	128,047
NIKE, Inc., Class B	724,662	37,573,724
Skechers U.S.A., Inc., Class A(x)*	12,984	325,769
Under Armour, Inc., Class A(x)*	28,455	468,939
Under Armour, Inc., Class C(x)*	30,912	464,298
VF Corp.	51,588	3,279,449

		79,845,904

Total Consumer Discretionary		759,409,291

Consumer Staples (6.8%)
Beverages (3.0%)
Brown-Forman Corp., Class A	11,668	649,791
Brown-Forman Corp., Class B	35,109	1,906,419
Coca-Cola Co. (The)	1,130,966	50,904,780
Constellation Brands, Inc., Class A	34,744	6,929,691
Diageo plc (ADR)	95,925	12,674,570
Dr Pepper Snapple Group, Inc.	38,910	3,442,368
Heineken NV	130,425	12,894,590
Monster Beverage Corp.*	557,653	30,810,328
PepsiCo, Inc.	267,003	29,752,144

		149,964,681

Food & Staples Retailing (0.9%)
Costco Wholesale Corp.	93,697	15,393,480
Kroger Co. (The)	103,739	2,081,004
Rite Aid Corp.(x)*	112,315	220,137
Sprouts Farmers Market, Inc.*	28,779	540,182
Sysco Corp.	105,758	5,705,644
Walgreens Boots Alliance, Inc.	36,952	2,853,433
Wal-Mart Stores, Inc.	198,178	15,485,630

		42,279,510

Food Products (1.4%)
Blue Buffalo Pet Products, Inc.(x)*	19,365	548,998
Campbell Soup Co.	24,818	1,161,979
Danone SA	2,308	181,046
Danone SA (ADR)	791,564	12,467,133
General Mills, Inc.	87,986	4,554,155
Hershey Co. (The)	83,952	9,165,040
Kellogg Co.	173,064	10,794,002
Kraft Heinz Co. (The)	31,700	2,458,335
Lamb Weston Holdings, Inc.	6,774	317,633
McCormick & Co., Inc. (Non-Voting)	25,732	2,641,132
Nestle SA (Registered)	193,542	16,209,279
Nestle SA (ADR)	106,307	8,930,851
Pilgrim’s Pride Corp.*	10,649	302,538
TreeHouse Foods, Inc.(x)*	3,598	243,693

		69,975,814

Household Products (0.6%)
Church & Dwight Co., Inc.	53,508	2,592,463
Clorox Co. (The)	23,650	3,119,672
Colgate-Palmolive Co.	29,238	2,129,988
Energizer Holdings, Inc.	12,827	590,683
Kimberly-Clark Corp.	64,788	7,624,252
Procter & Gamble Co. (The)	124,899	11,363,310
Spectrum Brands Holdings, Inc.(x)	5,252	556,292

		27,976,660

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	46,838	5,051,011
Herbalife Ltd.(x)*	14,410	977,430
Nu Skin Enterprises, Inc., Class A	2,607	160,278

		6,188,719

Tobacco (0.8%)
Altria Group, Inc.	415,141	26,328,242
British American Tobacco plc	54,536	3,414,215
Philip Morris International, Inc.	95,866	10,642,085

		40,384,542

Total Consumer Staples		336,769,926

Energy (0.8%)
Energy Equipment & Services (0.5%)
Halliburton Co.	125,502	5,776,857
RPC, Inc.	12,140	300,951
Schlumberger Ltd.	213,729	14,909,735

		20,987,543

Oil, Gas & Consumable Fuels (0.3%)
Antero Resources Corp.*	23,266	462,993
Apache Corp.	4,686	214,619
Cabot Oil & Gas Corp.	69,845	1,868,354
Cheniere Energy, Inc.*	28,630	1,289,495
Chesapeake Energy Corp.(x)*	12,385	53,256
Cimarex Energy Co.	18,806	2,137,677
Continental Resources, Inc.*	8,261	318,957
Devon Energy Corp.	8,439	309,796
Diamondback Energy, Inc.*	4,581	448,755
EOG Resources, Inc.	11,409	1,103,707
Gulfport Energy Corp.*	4,028	57,762
Laredo Petroleum, Inc.(x)*	32,879	425,125
Newfield Exploration Co.*	41,888	1,242,817
ONEOK, Inc.	81,243	4,501,674
Parsley Energy, Inc., Class A*	32,943	867,719
Rice Energy, Inc.*	19,749	571,536
RSP Permian, Inc.*	13,539	468,314
Williams Cos., Inc. (The)	26,063	782,151

		17,124,707

Total Energy		38,112,250

Financials (3.3%)
Banks (0.3%)
Bank of the Ozarks, Inc.	11,912	572,372
East West Bancorp, Inc.	2,003	119,739
First Republic Bank	56,758	5,928,940
JPMorgan Chase & Co.	53,300	5,090,683
Pinnacle Financial Partners, Inc.	5,012	335,553
Signature Bank*	6,999	896,152
SVB Financial Group*	8,262	1,545,738
Western Alliance Bancorp*	11,684	620,187

		15,109,364

Capital Markets (2.1%)
Ameriprise Financial, Inc.	28,936	4,297,285
BGC Partners, Inc., Class A	12,935	187,169
CBOE Holdings, Inc.	23,703	2,551,154
Charles Schwab Corp. (The)	251,683	11,008,614
Eaton Vance Corp.	23,305	1,150,568
FactSet Research Systems, Inc.	58,173	10,477,539
Federated Investors, Inc., Class B(x)	6,246	185,506
Intercontinental Exchange, Inc.	138,875	9,540,713
Invesco Ltd.	11,990	420,130
Lazard Ltd., Class A	23,568	1,065,745
Legg Mason, Inc.	4,580	180,040

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
LPL Financial Holdings, Inc.	18,991	$979,366
MarketAxess Holdings, Inc.	7,813	1,441,577
Moody’s Corp.	35,676	4,966,456
Morgan Stanley	151,900	7,317,023
Morningstar, Inc.	4,031	342,595
MSCI, Inc.	105,179	12,295,425
Raymond James Financial, Inc.	6,955	586,515
S&P Global, Inc.	55,365	8,654,103
SEI Investments Co.	302,822	18,490,311
State Street Corp.	33,922	3,240,908
T. Rowe Price Group, Inc.	7,792	706,345
TD Ameritrade Holding Corp.	153,675	7,499,340

		107,584,427

Consumer Finance (0.2%)
American Express Co.	70,891	6,412,800
Capital One Financial Corp.	6,281	531,749
Credit Acceptance Corp.(x)*	2,136	598,443

		7,542,992

Diversified Financial Services (0.0%)
Leucadia National Corp.	17,361	438,365
Voya Financial, Inc.	2,431	96,973

		535,338

Insurance (0.7%)
Allstate Corp. (The)	21,762	2,000,145
American International Group, Inc.	23,413	1,437,324
Aon plc	55,933	8,171,811
Arch Capital Group Ltd.*	3,817	375,975
Arthur J Gallagher & Co.	26,096	1,606,209
Aspen Insurance Holdings Ltd.	4,244	171,458
Assurant, Inc.	2,570	245,486
Chubb Ltd.	13,701	1,953,078
Erie Indemnity Co., Class A	3,896	469,741
Marsh & McLennan Cos., Inc.	110,472	9,258,658
Progressive Corp. (The)	124,638	6,034,972
XL Group Ltd.	16,672	657,710

		32,382,567

Total Financials		163,154,688

Health Care (10.9%)
Biotechnology (4.1%)
AbbVie, Inc.	342,238	30,411,269
ACADIA Pharmaceuticals, Inc.(x)*	20,410	768,845
Agios Pharmaceuticals, Inc.(x)*	7,970	531,998
Alexion Pharmaceuticals, Inc.*	82,737	11,607,174
Alkermes plc*	32,726	1,663,790
Alnylam Pharmaceuticals, Inc.(x)*	14,871	1,747,194
Amgen, Inc.	81,550	15,204,998
Biogen, Inc.*	61,727	19,327,958
BioMarin Pharmaceutical, Inc.*	37,434	3,483,982
Bioverativ, Inc.*	23,119	1,319,401
Celgene Corp.*	274,150	39,976,552
Exelixis, Inc.*	61,660	1,494,022
Gilead Sciences, Inc.	199,846	16,191,523
Incyte Corp.*	36,160	4,221,318
Intercept Pharmaceuticals, Inc.(x)*	4,084	237,035
Intrexon Corp.(x)*	8,993	170,957
Ionis Pharmaceuticals, Inc.(x)*	26,242	1,330,469
Neurocrine Biosciences, Inc.(x)*	18,421	1,128,839
OPKO Health, Inc.(x)*	8,676	59,517
Regeneron Pharmaceuticals, Inc.*	69,874	31,242,063
Seattle Genetics, Inc.(x)*	20,486	1,114,643
TESARO, Inc.(x)*	8,115	1,047,647
Vertex Pharmaceuticals, Inc.*	101,171	15,382,039

		199,663,233

Health Care Equipment & Supplies (2.3%)
ABIOMED, Inc.*	8,889	1,498,685
Align Technology, Inc.*	67,946	12,656,301
Baxter International, Inc.	9,857	618,527
Becton Dickinson and Co.	81,930	16,054,184
Boston Scientific Corp.*	293,756	8,568,863
Cooper Cos., Inc. (The)	8,072	1,913,952
CR Bard, Inc.	15,577	4,992,429
Danaher Corp.	27,568	2,364,783
DexCom, Inc.(x)*	18,075	884,319
Edwards Lifesciences Corp.*	44,838	4,901,242
Hill-Rom Holdings, Inc.	13,408	992,192
Hologic, Inc.*	33,651	1,234,655
IDEXX Laboratories, Inc.*	18,721	2,910,928
Intuitive Surgical, Inc.*	14,992	15,679,833
Medtronic plc	21,465	1,669,333
ResMed, Inc.	29,947	2,304,721
Stryker Corp.	122,104	17,341,209
Teleflex, Inc.	1,478	357,632
Varian Medical Systems, Inc.*	157,315	15,740,939
West Pharmaceutical Services, Inc.	15,625	1,504,063

		114,188,790

Health Care Providers & Services (2.0%)
Aetna, Inc.	43,411	6,902,783
AmerisourceBergen Corp.	34,056	2,818,134
Anthem, Inc.	20,500	3,892,540
Centene Corp.*	22,809	2,207,227
Cigna Corp.	73,052	13,656,341
Express Scripts Holding Co.*	8,183	518,148
HCA Healthcare, Inc.*	49,807	3,964,139
Henry Schein, Inc.*	33,956	2,784,052
Humana, Inc.	42,366	10,321,629
LifePoint Health, Inc.*	1,356	78,512
McKesson Corp.	4,754	730,262
Patterson Cos., Inc.	1,934	74,749
Premier, Inc., Class A*	3,376	109,956
UnitedHealth Group, Inc.	255,654	50,069,836
WellCare Health Plans, Inc.*	8,754	1,503,412

		99,631,720

Health Care Technology (0.3%)
athenahealth, Inc.*	8,642	1,074,719
Cerner Corp.*	197,989	14,120,576
Veeva Systems, Inc., Class A*	23,622	1,332,517

		16,527,812

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	16,521	1,060,648
Bio-Techne Corp.	7,722	933,513
Bruker Corp.	8,834	262,812
Charles River Laboratories International, Inc.*	9,888	1,068,102
Illumina, Inc.*	31,258	6,226,594
Mettler-Toledo International, Inc.*	5,440	3,406,310
PerkinElmer, Inc.	4,655	321,055
QIAGEN NV*	15,662	493,353
Quintiles IMS Holdings, Inc.*	17,768	1,689,204
Thermo Fisher Scientific, Inc.	38,628	7,308,417
Waters Corp.*	16,358	2,936,588

		25,706,596

Pharmaceuticals (1.7%)
Akorn, Inc.*	17,991	597,121
Bristol-Myers Squibb Co.	174,121	11,098,473
Eli Lilly & Co.	209,854	17,950,911
Johnson & Johnson	88,665	11,527,337
Merck & Co., Inc.	146,728	9,394,994
Novartis AG (ADR)	93,231	8,003,881
Novo Nordisk A/S (ADR)	330,664	15,921,472
Zoetis, Inc.	141,495	9,021,721

		83,515,910

Total Health Care		539,234,061

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (8.4%)
Aerospace & Defense (1.8%)
Boeing Co. (The)	166,422	$42,306,136
BWX Technologies, Inc.	20,315	1,138,046
General Dynamics Corp.	22,822	4,691,747
HEICO Corp.(x)	5,158	463,240
HEICO Corp., Class A	10,673	813,283
Hexcel Corp.	13,002	746,575
Huntington Ingalls Industries, Inc.	8,004	1,812,426
Lockheed Martin Corp.	48,420	15,024,241
Northrop Grumman Corp.	34,645	9,968,059
Raytheon Co.	23,194	4,327,537
Rockwell Collins, Inc.	34,806	4,549,492
TransDigm Group, Inc.(x)	10,369	2,650,835

		88,491,617

Air Freight & Logistics (1.2%)
CH Robinson Worldwide, Inc.(x)	30,137	2,293,426
Expeditors International of Washington, Inc.	336,793	20,160,429
FedEx Corp.	53,170	11,994,089
United Parcel Service, Inc., Class B	201,944	24,251,455
XPO Logistics, Inc.*	18,671	1,265,520

		59,964,919

Airlines (0.4%)
Alaska Air Group, Inc.	21,263	1,621,729
American Airlines Group, Inc.	192,692	9,150,943
Copa Holdings SA, Class A	396	49,314
Southwest Airlines Co.	120,562	6,749,061
United Continental Holdings, Inc.*	33,724	2,053,117

		19,624,164

Building Products (0.2%)
Allegion plc	20,438	1,767,274
AO Smith Corp.	30,869	1,834,545
Armstrong World Industries, Inc.*	9,923	508,554
Fortune Brands Home & Security, Inc.	74,688	5,021,274
Lennox International, Inc.	7,617	1,363,214
Masco Corp.	44,410	1,732,434

		12,227,295

Commercial Services & Supplies (0.3%)
Cintas Corp.	18,462	2,663,697
Clean Harbors, Inc.*	8,318	471,631
Copart, Inc.*	42,175	1,449,555
KAR Auction Services, Inc.	28,958	1,382,455
Rollins, Inc.	20,240	933,874
Waste Management, Inc.	78,384	6,135,115

		13,036,327

Construction & Engineering (0.0%)
Quanta Services, Inc.*	7,411	276,949

Electrical Equipment (0.3%)
Acuity Brands, Inc.	32,664	5,594,689
AMETEK, Inc.	8,244	544,434
Emerson Electric Co.	19,312	1,213,566
Hubbell, Inc.	7,676	890,570
Rockwell Automation, Inc.	27,542	4,908,260
Sensata Technologies Holding NV*	18,500	889,295

		14,040,814

Industrial Conglomerates (1.3%)
3M Co.	124,562	26,145,563
General Electric Co.	324,587	7,848,514
Honeywell International, Inc.	133,408	18,909,250
Roper Technologies, Inc.	39,822	9,692,675

		62,596,002

Machinery (1.7%)
Allison Transmission Holdings, Inc.	28,641	1,074,897
Caterpillar, Inc.	110,518	13,782,700
Cummins, Inc.	10,974	1,843,961
Deere & Co.	170,469	21,409,203
Donaldson Co., Inc.	26,714	1,227,241
Dover Corp.	3,791	346,459
Fortive Corp.	103,012	7,292,219
Gardner Denver Holdings, Inc.*	9,200	253,184
Graco, Inc.	11,800	1,459,542
IDEX Corp.	15,274	1,855,333
Illinois Tool Works, Inc.	95,490	14,128,700
Ingersoll-Rand plc	27,543	2,456,009
Lincoln Electric Holdings, Inc.	12,830	1,176,254
Middleby Corp. (The)(x)*	12,074	1,547,525
Nordson Corp.	12,265	1,453,403
Parker-Hannifin Corp.	24,544	4,295,691
Snap-on, Inc.	1,801	268,367
Stanley Black & Decker, Inc.	3,222	486,425
Toro Co. (The)	22,536	1,398,584
WABCO Holdings, Inc.*	10,845	1,605,060
Wabtec Corp.(x)	28,360	2,148,270
Welbilt, Inc.*	26,723	615,965
Xylem, Inc.	19,752	1,237,068

		83,362,060

Professional Services (0.4%)
Dun & Bradstreet Corp. (The)	3,088	359,474
Equifax, Inc.	60,878	6,452,459
IHS Markit Ltd.*	46,525	2,050,822
Robert Half International, Inc.	26,192	1,318,505
TransUnion*	97,765	4,620,374
Verisk Analytics, Inc.*	32,515	2,704,923

		17,506,557

Road & Rail (0.6%)
CSX Corp.	167,984	9,114,812
JB Hunt Transport Services, Inc.	18,422	2,046,316
Landstar System, Inc.	8,911	887,981
Old Dominion Freight Line, Inc.	7,956	876,035
Union Pacific Corp.	157,369	18,250,083

		31,175,227

Trading Companies & Distributors (0.2%)
Air Lease Corp.	1,493	63,632
Fastenal Co.	61,981	2,825,093
HD Supply Holdings, Inc.*	43,007	1,551,262
MSC Industrial Direct Co., Inc., Class A	3,573	270,012
United Rentals, Inc.*	18,105	2,511,888
Univar, Inc.*	21,687	627,405
Watsco, Inc.	6,550	1,055,009
WW Grainger, Inc.(x)	10,485	1,884,679

		10,788,980

Total Industrials		413,090,911

Information Technology (30.7%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	11,347	2,151,505
Cisco Systems, Inc.	644,530	21,675,545
CommScope Holding Co., Inc.*	20,759	689,406
F5 Networks, Inc.*	13,832	1,667,586
Harris Corp.	6,675	878,964
Motorola Solutions, Inc.	3,412	289,576
Palo Alto Networks, Inc.*	19,074	2,748,563

		30,101,145

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	64,171	5,431,433
CDW Corp.	32,945	2,174,370
Cognex Corp.	17,809	1,963,977
Coherent, Inc.*	5,134	1,207,363
Corning, Inc.	10,245	306,530

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
FLIR Systems, Inc.	14,901	$579,798
IPG Photonics Corp.*	7,570	1,400,904
National Instruments Corp.	18,123	764,247
Trimble, Inc.*	42,485	1,667,536
Universal Display Corp.	9,016	1,161,712
Zebra Technologies Corp., Class A*	11,415	1,239,441

		17,897,311

Internet Software & Services (8.6%)
Alibaba Group Holding Ltd. (ADR)*	289,965	50,079,855
Alphabet, Inc., Class A*	94,549	92,064,252
Alphabet, Inc., Class C*	116,746	111,972,255
CoStar Group, Inc.*	6,887	1,847,438
Facebook, Inc., Class A*	913,031	156,009,606
GoDaddy, Inc., Class A*	25,449	1,107,286
IAC/InterActiveCorp*	14,943	1,756,998
LogMeIn, Inc.	6,926	762,206
Match Group, Inc.(x)*	7,944	184,221
Pandora Media, Inc.(x)*	51,381	395,634
Tencent Holdings Ltd.	120,100	5,168,931
Twitter, Inc.*	9,764	164,719
VeriSign, Inc.(x)*	18,458	1,963,747
Zillow Group, Inc., Class A*	7,274	292,051
Zillow Group, Inc., Class C(x)*	15,827	636,404

		424,405,603

IT Services (6.4%)
Accenture plc, Class A	215,121	29,056,393
Alliance Data Systems Corp.	10,409	2,306,114
Automatic Data Processing, Inc.	252,514	27,604,830
Black Knight Financial Services, Inc., Class A*	6,017	259,032
Booz Allen Hamilton Holding Corp.	29,795	1,114,035
Broadridge Financial Solutions, Inc.	25,191	2,035,937
Cognizant Technology Solutions Corp., Class A	125,562	9,108,267
CoreLogic, Inc.*	10,203	471,583
CSRA, Inc.	34,119	1,101,020
DST Systems, Inc.	1,578	86,601
DXC Technology Co.	60,743	5,216,609
Euronet Worldwide, Inc.*	10,841	1,027,618
Fidelity National Information Services, Inc.	90,563	8,457,679
First Data Corp., Class A*	97,436	1,757,745
Fiserv, Inc.*	76,465	9,860,926
FleetCor Technologies, Inc.*	19,687	3,046,957
Gartner, Inc.*	86,688	10,784,854
Genpact Ltd.	30,277	870,464
Global Payments, Inc.	32,582	3,096,267
International Business Machines Corp.	126,801	18,396,289
Jack Henry & Associates, Inc.	16,664	1,712,893
Mastercard, Inc., Class A	301,333	42,548,220
Paychex, Inc.	69,025	4,138,739
PayPal Holdings, Inc.*	447,555	28,656,947
Sabre Corp.	34,940	632,414
Square, Inc., Class A*	51,280	1,477,377
Total System Services, Inc.	38,949	2,551,160
Vantiv, Inc., Class A*	78,944	5,563,184
Visa, Inc., Class A	876,987	92,294,112
Western Union Co. (The)	101,241	1,943,827
WEX, Inc.*	6,711	753,108

		317,931,201

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc.(x)*	176,690	2,252,798
Analog Devices, Inc.	105,159	9,061,551
Applied Materials, Inc.	231,826	12,075,816
ASML Holding NV (NYRS)	7,600	1,301,120
Broadcom Ltd.	86,793	21,050,774
Cavium, Inc.*	14,154	933,315
Cypress Semiconductor Corp.(x)	6,202	93,154
KLA-Tencor Corp.	33,663	3,568,278
Lam Research Corp.	34,616	6,405,345
Maxim Integrated Products, Inc.	60,341	2,878,869
Microchip Technology, Inc.	48,876	4,388,087
Micron Technology, Inc.*	169,827	6,679,296
Microsemi Corp.*	20,171	1,038,403
NVIDIA Corp.	128,800	23,025,576
NXP Semiconductors NV*	41,653	4,710,538
ON Semiconductor Corp.*	83,127	1,535,356
Qorvo, Inc.*	14,236	1,006,200
QUALCOMM, Inc.	235,651	12,216,148
Skyworks Solutions, Inc.	39,557	4,030,858
Teradyne, Inc.	39,094	1,457,815
Texas Instruments, Inc.	214,356	19,214,872
Versum Materials, Inc.	2,495	96,856
Xilinx, Inc.	130,748	9,260,881

		148,281,906

Software (7.6%)
Activision Blizzard, Inc.	158,882	10,249,478
Adobe Systems, Inc.*	213,040	31,781,307
ANSYS, Inc.*	18,365	2,253,936
Atlassian Corp. plc, Class A*	15,184	533,718
Autodesk, Inc.*	213,767	23,997,483
Cadence Design Systems, Inc.*	59,647	2,354,267
CDK Global, Inc.	29,022	1,830,998
Citrix Systems, Inc.*	32,448	2,492,655
Dell Technologies, Inc., Class V*	43,954	3,393,688
Electronic Arts, Inc.*	105,097	12,407,752
Fortinet, Inc.*	30,957	1,109,499
Guidewire Software, Inc.*	6,094	474,479
Intuit, Inc.	94,135	13,380,349
Manhattan Associates, Inc.*	14,261	592,830
Microsoft Corp.	2,319,739	172,797,359
Oracle Corp.	729,026	35,248,407
PTC, Inc.*	24,282	1,366,591
Red Hat, Inc.*	38,026	4,215,562
salesforce.com, Inc.*	208,797	19,505,816
ServiceNow, Inc.*	67,704	7,957,251
Splunk, Inc.*	29,516	1,960,748
SS&C Technologies Holdings, Inc.	33,487	1,344,503
Symantec Corp.	313,186	10,275,633
Synopsys, Inc.*	2,466	198,587
Tableau Software, Inc., Class A*	12,942	969,226
Take-Two Interactive Software, Inc.*	22,362	2,286,067
Tyler Technologies, Inc.*	7,268	1,266,958
Ultimate Software Group, Inc. (The)(x)*	5,968	1,131,533
VMware, Inc., Class A(x)*	15,232	1,663,182
Workday, Inc., Class A*	51,178	5,393,649

		374,433,511

Technology Hardware, Storage & Peripherals (4.1%)
Apple, Inc.	1,302,918	200,805,722
NCR Corp.*	25,566	959,236
NetApp, Inc.	49,839	2,180,955
Western Digital Corp.	8,943	772,675

		204,718,588

Total Information Technology		1,517,769,265

Materials (2.0%)
Chemicals (1.5%)
Albemarle Corp.	4,309	587,360
Axalta Coating Systems Ltd.*	45,095	1,304,147
Celanese Corp.	17,727	1,848,394
Chemours Co. (The)	39,641	2,006,231
DowDuPont, Inc.	239,102	16,553,030

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Ecolab, Inc.	55,132	$7,090,527
FMC Corp.	28,684	2,561,768
Huntsman Corp.	20,209	554,131
International Flavors & Fragrances, Inc.	16,976	2,426,040
LyondellBasell Industries NV, Class A	30,385	3,009,634
Monsanto Co.	94,182	11,284,887
NewMarket Corp.	1,421	604,991
Platform Specialty Products Corp.*	22,898	255,313
PPG Industries, Inc.	51,153	5,558,285
Praxair, Inc.	53,844	7,524,161
RPM International, Inc.	25,569	1,312,712
Scotts Miracle-Gro Co. (The), Class A	8,715	848,318
Sherwin-Williams Co. (The)	17,580	6,294,343
Westlake Chemical Corp.	4,031	334,936
WR Grace & Co.	14,777	1,066,161

		73,025,369

Construction Materials (0.1%)
Eagle Materials, Inc.	10,244	1,093,035
Martin Marietta Materials, Inc.	12,188	2,513,531
Vulcan Materials Co.	26,246	3,139,022

		6,745,588

Containers & Packaging (0.3%)
AptarGroup, Inc.	3,164	273,085
Ardagh Group SA	2,525	54,060
Avery Dennison Corp.	17,918	1,762,056
Ball Corp.	41,217	1,702,262
Berry Global Group, Inc.*	27,724	1,570,565
Crown Holdings, Inc.*	19,281	1,151,461
Graphic Packaging Holding Co.	46,883	654,018
International Paper Co.	80,303	4,562,817
Owens-Illinois, Inc.*	26,534	667,595
Packaging Corp. of America	20,042	2,298,417
Sealed Air Corp.	21,710	927,451
Silgan Holdings, Inc.	15,458	454,929

		16,078,716

Metals & Mining (0.1%)
Compass Minerals International, Inc.(x)	39,620	2,571,338
Freeport-McMoRan, Inc.*	58,360	819,374
Royal Gold, Inc.	4,908	422,284
Southern Copper Corp.	15,264	606,897
Steel Dynamics, Inc.	6,659	229,536

		4,649,429

Total Materials		100,499,102

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.6%)
American Tower Corp. (REIT)	127,673	17,450,345
Boston Properties, Inc. (REIT)	5,076	623,739
CoreSite Realty Corp. (REIT)	7,235	809,597
Crown Castle International Corp. (REIT)	165,741	16,570,785
CubeSmart (REIT)	27,248	707,358
CyrusOne, Inc. (REIT)	16,428	968,102
Digital Realty Trust, Inc. (REIT)	33,402	3,952,459
Douglas Emmett, Inc. (REIT)	25,141	991,058
Equinix, Inc. (REIT)	20,780	9,274,114
Equity LifeStyle Properties, Inc. (REIT)	17,349	1,476,053
Extra Space Storage, Inc. (REIT)	22,096	1,765,912
Federal Realty Investment Trust (REIT)	6,064	753,209
Gaming and Leisure Properties, Inc. (REIT)	13,413	494,806
Hudson Pacific Properties, Inc. (REIT)	3,590	120,373
Iron Mountain, Inc. (REIT)	49,170	1,912,713
Lamar Advertising Co. (REIT), Class A	15,561	1,066,395
Outfront Media, Inc. (REIT)	5,385	135,594
Public Storage (REIT)	31,715	6,786,693
SBA Communications Corp. (REIT)*	25,753	3,709,720
Simon Property Group, Inc. (REIT)	60,373	9,720,657
Tanger Factory Outlet Centers, Inc. (REIT)(x)	1,668	40,733
Taubman Centers, Inc. (REIT)	6,249	310,575

		79,640,990

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	28,325	1,072,951

Total Real Estate		80,713,941

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
Verizon Communications, Inc.	438,770	21,714,728
Zayo Group Holdings, Inc.*	39,265	1,351,501

		23,066,229

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	84,761	5,226,363

Total Telecommunication Services		28,292,592

Utilities (0.1%)
Electric Utilities (0.1%)
NextEra Energy, Inc.	26,200	3,839,610

Independent Power and Renewable Electricity Producers (0.0%)
NRG Energy, Inc.	13,381	342,420

Water Utilities (0.0%)
American Water Works Co., Inc.	16,165	1,307,910

Total Utilities		5,489,940

Total Common Stocks (80.6%) (Cost $2,176,304,500)		3,982,535,967

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	5,579	1,411,096
iShares Morningstar Large-Cap Fund	10,023	1,510,366
iShares Morningstar Large-Cap Growth Fund‡	587,565	86,013,640
iShares Morningstar Large-Cap Value Fund	74,968	7,467,562
iShares Russell 1000 Fund	3,225	451,113
iShares Russell 1000 Growth Fund(x)	1,040,273	130,096,542
iShares Russell 1000 Value Fund(x)	79,690	9,444,062
iShares S&P 100 Fund(x)	2,587	287,933
iShares S&P 500 Growth Fund(x)	621,150	89,085,333
iShares S&P 500 Value Fund	80,604	8,697,978
Vanguard Growth Fund(x)	663,922	88,135,646
Vanguard Large-Cap Fund	600	69,240
Vanguard Value Fund	85,200	8,504,664

Total Exchange Traded Funds (8.7%) (Cost $221,103,264)		431,175,175

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.6%)
JPMorgan Prime Money Market Fund, IM Shares	277,966,669	$278,050,059

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.0%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,650,144, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $1,683,000.(xx)	$1,650,000	1,650,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $10,501,400, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $10,715,718.(xx)	10,500,000	10,500,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $4,000,350, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $4,080,001.(xx)	4,000,000	4,000,000
Citigroup Global Markets, Inc., 1.34%, dated 9/29/17, due 10/2/17, repurchase price $1,000,112, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $1,020,006.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $3,200,333, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $3,264,016.(xx)	3,200,000	3,200,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $2,300,240, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $2,346,022.(xx)	2,300,000	2,300,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $8,200,820, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $8,364,029.(xx)	8,200,000	8,200,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $6,300,630, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $6,426,033.(xx)	6,300,000	6,300,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,015,054, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,035,264.(xx)	1,014,965	1,014,965
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $5,701,186, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $5,818,433.(xx)	5,700,000	5,700,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $1,000,087, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,020,778.(xx)	1,000,000	1,000,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $1,000,098, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $1,020,100.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 1.25%, dated 9/26/17, due 10/3/17, repurchase price $10,001,389, collateralized by various U.S. Government Agency Securities, ranging from 1.636%- 4.000%, maturing 7/1/33-8/20/47, U.S. Government Treasury Securities, 1.750%, maturing 4/30/22; total market value $10,202,125.(xx)	$10,000,000	$10,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $2,000,177, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $2,040,000.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $5,000,438, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $5,100,150.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $19,003,879, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $19,380,044.(xx)	19,000,000	19,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $17,003,504, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $17,340,000.(xx)	17,000,000	17,000,000

Total Repurchase Agreements		98,864,965

Total Short-Term Investments (7.6%) (Cost $376,856,959)		376,915,024

Total Investments (96.9%) (Cost $2,774,264,723)		4,790,626,166
Other Assets Less Liabilities (3.1%)		155,509,728

Net Assets (100%)		$4,946,135,894

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $109,851,424. This was secured by cash collateral of $98,864,965 which was subsequently invested in joint repurchase agreements with a total value of $98,864,965, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $12,976,661 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/5/17-11/15/46.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Large-Cap Growth Fund	587,565	69,013,470	8,448,873	(5,794,792)	365,968	13,980,121	86,013,640	611,379	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	857	12/2017	USD	102,540,050	569,035
S&P 500 E-Mini Index	3,247	12/2017	USD	408,488,835	7,676,712

					8,245,747

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$748,508,735	$10,900,556	$—	$759,409,291
Consumer Staples	304,070,796	32,699,130	—	336,769,926
Energy	38,112,250	—	—	38,112,250
Financials	163,154,688	—	—	163,154,688
Health Care	539,234,061	—	—	539,234,061
Industrials	413,090,911	—	—	413,090,911
Information Technology	1,512,600,334	5,168,931	—	1,517,769,265
Materials	100,499,102	—	—	100,499,102
Real Estate	80,713,941	—	—	80,713,941
Telecommunication Services	28,292,592	—	—	28,292,592
Utilities	5,489,940	—	—	5,489,940
Exchange Traded Funds	431,175,175	—	—	431,175,175
Futures	8,245,747	—	—	8,245,747
Short-Term Investments
Investment Companies	278,050,059	—	—	278,050,059
Repurchase Agreements	—	98,864,965	—	98,864,965

Total Assets	$4,651,238,331	$147,633,582	$—	$4,798,871,913

Total Liabilities	$—	$—	$—	$—

Total	$4,651,238,331	$147,633,582	$—	$4,798,871,913

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,012,006,324
Aggregate gross unrealized depreciation	(15,567,649)

Net unrealized appreciation	$1,996,438,675

Federal income tax cost of investment securities and derivative instruments, if applicable	$2,802,433,238

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.1%)
Auto Components (0.6%)
Adient plc(x)	22,144	$1,859,875
BorgWarner, Inc.	44,700	2,289,981
Delphi Automotive plc	54,996	5,411,606
Gentex Corp.	23,602	467,320
Goodyear Tire & Rubber Co. (The)	59,300	1,971,725
Lear Corp.	58,900	10,194,412
Magna International, Inc.	96,230	5,136,757

		27,331,676

Automobiles (0.5%)
Ford Motor Co.	919,620	11,007,851
General Motors Co.	346,017	13,972,167
Harley-Davidson, Inc.(x)	26,576	1,281,229

		26,261,247

Distributors (0.1%)
Genuine Parts Co.	21,162	2,024,145
LKQ Corp.*	62,000	2,231,380

		4,255,525

Diversified Consumer Services (0.0%)
Graham Holdings Co., Class B	1,026	600,313
H&R Block, Inc.	41,200	1,090,976

		1,691,289

Hotels, Restaurants & Leisure (0.5%)
Aramark	32,830	1,333,226
Carnival Corp.	106,517	6,877,803
Extended Stay America, Inc.	19,700	394,000
Hilton Worldwide Holdings, Inc.	5,766	400,449
Hyatt Hotels Corp., Class A*	10,892	673,017
International Game Technology plc	25,400	623,570
McDonald’s Corp.	23,688	3,711,436
MGM Resorts International	110,762	3,609,734
Norwegian Cruise Line Holdings Ltd.*	41,282	2,231,292
Royal Caribbean Cruises Ltd.	40,486	4,799,210
Yum Brands, Inc.	10,253	754,723
Yum China Holdings, Inc.*	11,800	471,646

		25,880,106

Household Durables (0.5%)
CalAtlantic Group, Inc.	19,000	695,970
DR Horton, Inc.	36,265	1,448,061
Garmin Ltd.	28,412	1,533,396
Leggett & Platt, Inc.	6,100	291,153
Lennar Corp., Class A	46,986	2,480,861
Lennar Corp., Class B	2,300	103,684
Mohawk Industries, Inc.*	13,687	3,387,669
Newell Brands, Inc.	203,105	8,666,490
PulteGroup, Inc.	47,200	1,289,976
Tempur Sealy International, Inc.(x)*	6,700	432,284
Toll Brothers, Inc.	18,960	786,271
Whirlpool Corp.	15,472	2,853,656

		23,969,471

Internet & Direct Marketing Retail (0.1%)
Liberty Expedia Holdings, Inc., Class A*	10,300	547,033
Liberty Interactive Corp. QVC Group, Class A*	42,411	999,627
Liberty Ventures*	18,700	1,076,185
Priceline Group, Inc. (The)*	773	1,415,224
TripAdvisor, Inc.(x)*	13,700	555,261

		4,593,330

Leisure Products (0.0%)
Brunswick Corp.	3,900	218,283
Hasbro, Inc.	6,500	634,855
Mattel, Inc.(x)	65,400	1,012,392

		1,865,530

Media (2.4%)
CBS Corp. (Non-Voting), Class B	9,482	549,956
Charter Communications, Inc., Class A*	20,170	7,330,181
Cinemark Holdings, Inc.	25,000	905,250
Comcast Corp., Class A	745,865	28,700,885
Discovery Communications, Inc., Class A(x)*	35,700	760,053
Discovery Communications, Inc., Class C*	48,100	974,506
DISH Network Corp., Class A*	11,900	645,337
Interpublic Group of Cos., Inc. (The)	451,520	9,387,101
John Wiley & Sons, Inc., Class A	10,412	557,042
Liberty Broadband Corp., Class A*	6,014	566,399
Liberty Broadband Corp., Class C*	24,528	2,337,518
Liberty Media Corp.-Liberty Formula One, Class A(x)*	5,800	211,642
Liberty Media Corp.-Liberty Formula One, Class C*	44,000	1,675,960
Liberty Media Corp.-Liberty SiriusXM, Class A*	20,956	878,056
Liberty Media Corp.-Liberty SiriusXM, Class C*	42,112	1,763,230
Lions Gate Entertainment Corp., Class A*	4,300	143,835
Lions Gate Entertainment Corp., Class B*	8,500	270,215
Madison Square Garden Co. (The), Class A*	4,000	856,400
News Corp., Class A	89,732	1,189,846
News Corp., Class B	28,600	390,390
Omnicom Group, Inc.	103,062	7,633,802
Regal Entertainment Group, Class A(x)	77,739	1,243,824
Scripps Networks Interactive, Inc., Class A	9,200	790,188
Sirius XM Holdings, Inc.(x)	17,800	98,256
TEGNA, Inc.	50,538	673,672
Time Warner, Inc.	218,477	22,382,969
Tribune Media Co., Class A	17,000	694,620
Twenty-First Century Fox, Inc., Class A	268,337	7,078,730
Twenty-First Century Fox, Inc., Class B	98,100	2,529,999
Viacom, Inc., Class A(x)	2,300	84,410
Viacom, Inc., Class B	82,800	2,305,152
Walt Disney Co. (The)	128,406	12,656,979

		118,266,403

Multiline Retail (0.4%)
Dollar General Corp.	76,437	6,195,219
Dollar Tree, Inc.*	2,900	251,778
Kohl’s Corp.(x)	39,986	1,825,361
Macy’s, Inc.	71,936	1,569,644
Target Corp.	146,098	8,621,242

		18,463,244

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	20,658	2,049,274
AutoNation, Inc.(x)*	15,100	716,646
AutoZone, Inc.*	1,000	595,110
Bed Bath & Beyond, Inc.	32,700	767,469
Best Buy Co., Inc.	62,261	3,546,387
Burlington Stores, Inc.*	7,000	668,220
Dick’s Sporting Goods, Inc.	4,300	116,143
Foot Locker, Inc.	28,605	1,007,468

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
GameStop Corp., Class A(x)	23,396	$483,361
Gap, Inc. (The)	53,100	1,568,043
Home Depot, Inc. (The)	47,150	7,711,854
L Brands, Inc.	47,500	1,976,475
Michaels Cos., Inc. (The)*	199,331	4,279,637
Murphy USA, Inc.*	7,930	547,170
Penske Automotive Group, Inc.	8,300	394,831
Ross Stores, Inc.	9,665	624,069
Sally Beauty Holdings, Inc.*	20,200	395,516
Signet Jewelers Ltd.(x)	16,100	1,071,455
Tiffany & Co.	25,500	2,340,390
TJX Cos., Inc. (The)	18,195	1,341,517
Urban Outfitters, Inc.(x)*	20,200	482,780
Williams-Sonoma, Inc.(x)	16,400	817,704

		33,501,519

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	55,100	2,219,428
Hanesbrands, Inc.	85,820	2,114,605
Michael Kors Holdings Ltd.*	31,300	1,497,705
NIKE, Inc., Class B	33,101	1,716,287
PVH Corp.	18,282	2,304,629
Ralph Lauren Corp.	13,100	1,156,599
Skechers U.S.A., Inc., Class A(x)*	17,500	439,075
Under Armour, Inc., Class A(x)*	11,700	192,816
Under Armour, Inc., Class C(x)*	11,900	178,738
VF Corp.	19,900	1,265,043

		13,084,925

Total Consumer Discretionary		299,164,265

Consumer Staples (7.8%)
Beverages (0.8%)
Brown-Forman Corp., Class A	700	38,983
Brown-Forman Corp., Class B	2,300	124,890
Coca-Cola Co. (The)	228,700	10,293,787
Diageo plc	159,777	5,251,902
Molson Coors Brewing Co., Class B	40,722	3,324,544
PepsiCo, Inc.	164,670	18,349,178

		37,383,284

Food & Staples Retailing (1.9%)
Casey’s General Stores, Inc.(x)	9,000	985,050
CVS Health Corp.	352,958	28,702,545
Kroger Co. (The)	438,880	8,803,933
Rite Aid Corp.(x)*	132,400	259,504
US Foods Holding Corp.*	41,000	1,094,700
Walgreens Boots Alliance, Inc.	313,647	24,219,821
Wal-Mart Stores, Inc.	381,333	29,797,360

		93,862,913

Food Products (1.9%)
Archer-Daniels-Midland Co.	168,871	7,178,706
Bunge Ltd.	33,114	2,300,098
Campbell Soup Co.	14,500	678,890
Conagra Brands, Inc.	93,520	3,155,365
Danone SA	28,311	2,220,791
Flowers Foods, Inc.	41,600	782,496
General Mills, Inc.	250,553	12,968,623
Hain Celestial Group, Inc. (The)*	23,900	983,485
Hershey Co. (The)	3,400	371,178
Hormel Foods Corp.	63,500	2,040,890
Ingredion, Inc.	16,856	2,033,508
JM Smucker Co. (The)	75,042	7,874,157
Kellogg Co.	54,690	3,411,015
Kraft Heinz Co. (The)	141,900	11,004,345
Lamb Weston Holdings, Inc.	26,506	1,242,866
Mondelez International, Inc., Class A	378,339	15,383,265
Nestle SA (Registered)	93,025	7,790,910
Pilgrim’s Pride Corp.*	1,300	36,933
Pinnacle Foods, Inc.	27,781	1,588,240
Post Holdings, Inc.*	15,300	1,350,531
Seaboard Corp.	100	450,500
TreeHouse Foods, Inc.(x)*	9,100	616,343
Tyson Foods, Inc., Class A	171,481	12,080,836

		97,543,971

Household Products (1.6%)
Clorox Co. (The)	4,477	590,561
Colgate-Palmolive Co.	191,000	13,914,350
Kimberly-Clark Corp.	22,543	2,652,860
Procter & Gamble Co. (The)#	674,298	61,347,633
Reckitt Benckiser Group plc	20,651	1,885,316

		80,390,720

Personal Products (0.1%)
Coty, Inc., Class A	209,123	3,456,804
Edgewell Personal Care Co.*	13,473	980,430
Nu Skin Enterprises, Inc., Class A	8,800	541,024
Unilever NV (NYRS)	21,528	1,271,013

		6,249,271

Tobacco (1.5%)
Altria Group, Inc.	29,483	1,869,812
British American Tobacco plc (ADR)	83,865	5,237,369
Philip Morris International, Inc.	581,856	64,591,835

		71,699,016

Total Consumer Staples		387,129,175

Energy (8.6%)
Energy Equipment & Services (1.0%)
Baker Hughes a GE Co.	100,291	3,672,656
Halliburton Co.	66,200	3,047,186
Helmerich & Payne, Inc.(x)	24,983	1,301,864
Nabors Industries Ltd.	65,325	527,173
National Oilwell Varco, Inc.	89,705	3,205,160
Oceaneering International, Inc.	23,100	606,837
Patterson-UTI Energy, Inc.	49,049	1,027,086
RPC, Inc.(x)	198,857	4,929,665
Schlumberger Ltd.	450,947	31,458,063
Transocean Ltd.(x)*	92,400	994,224
Weatherford International plc(x)*	207,900	952,182

		51,722,096

Oil, Gas & Consumable Fuels (7.6%)
Anadarko Petroleum Corp.	132,306	6,463,148
Andeavor	36,833	3,799,324
Antero Resources Corp.(x)*	27,500	547,250
Apache Corp.	85,176	3,901,061
Cabot Oil & Gas Corp.	32,000	856,000
Canadian Natural Resources Ltd.	179,724	6,018,957
Centennial Resource Development, Inc., Class A(x)*	26,000	467,220
Cheniere Energy, Inc.*	16,300	734,152
Chesapeake Energy Corp.(x)*	198,683	854,337
Chevron Corp.	482,610	56,706,674
Cimarex Energy Co.	1,472	167,322
Concho Resources, Inc.*	34,800	4,583,856
ConocoPhillips	524,931	26,272,797
CONSOL Energy, Inc.*	53,530	906,798
Continental Resources, Inc.(x)*	11,400	440,154
Devon Energy Corp.	554,091	20,340,681
Diamondback Energy, Inc.*	17,900	1,753,484
Energen Corp.*	22,888	1,251,516
EOG Resources, Inc.	265,834	25,716,781
EQT Corp.	40,713	2,656,116
Extraction Oil & Gas, Inc.(x)*	28,259	434,906
Exxon Mobil Corp.#	1,066,738	87,451,180
Gulfport Energy Corp.*	33,768	484,233
Hess Corp.	161,168	7,557,168

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
HollyFrontier Corp.	41,692	$1,499,661
Kinder Morgan, Inc.	454,218	8,711,901
Kosmos Energy Ltd.(x)*	54,300	432,228
Marathon Oil Corp.	523,264	7,095,460
Marathon Petroleum Corp.	310,600	17,418,448
Murphy Oil Corp.(x)	38,422	1,020,488
Noble Energy, Inc.	113,594	3,221,526
Occidental Petroleum Corp.	233,222	14,975,185
Parsley Energy, Inc., Class A*	18,500	487,290
PBF Energy, Inc., Class A(x)	25,718	710,074
Phillips 66	102,919	9,428,410
Pioneer Natural Resources Co.	39,900	5,886,846
QEP Resources, Inc.*	56,403	483,374
Range Resources Corp.(x)	53,737	1,051,633
Rice Energy, Inc.*	19,162	554,548
Royal Dutch Shell plc (ADR), Class A	166,150	10,065,367
RSP Permian, Inc.*	15,300	529,227
SM Energy Co.(x)	26,000	461,240
Southwestern Energy Co.*	118,900	726,479
Suncor Energy, Inc.	157,052	5,501,532
Targa Resources Corp.	50,000	2,365,000
Valero Energy Corp.	162,471	12,498,894
Whiting Petroleum Corp.*	84,748	462,724
Williams Cos., Inc. (The)	166,610	4,999,966
World Fuel Services Corp.	15,990	542,221
WPX Energy, Inc.*	93,203	1,071,835

		372,566,672

Total Energy		424,288,768

Financials (22.5%)
Banks (10.8%)
Associated Banc-Corp.	35,584	862,912
Bank of America Corp.	3,410,013	86,409,728
Bank of Hawaii Corp.	9,928	827,598
Bank of the Ozarks, Inc.	15,228	731,705
BankUnited, Inc.	24,508	871,750
BB&T Corp.	191,190	8,974,459
BOK Financial Corp.(x)	5,844	520,584
CIT Group, Inc.	31,808	1,560,182
Citigroup, Inc.	1,189,555	86,528,230
Citizens Financial Group, Inc.	118,162	4,474,795
Comerica, Inc.	105,190	8,021,789
Commerce Bancshares, Inc.	21,058	1,216,521
Cullen/Frost Bankers, Inc.(x)	13,467	1,278,288
East West Bancorp, Inc.	31,829	1,902,738
Fifth Third Bancorp	177,124	4,955,930
First Hawaiian, Inc.	12,488	378,262
First Horizon National Corp.	54,492	1,043,522
First Republic Bank	7,313	763,916
FNB Corp.	75,600	1,060,668
Huntington Bancshares, Inc.	254,701	3,555,626
JPMorgan Chase & Co.	1,421,371	135,755,144
KeyCorp	257,534	4,846,790
M&T Bank Corp.	34,171	5,502,898
PacWest Bancorp	28,300	1,429,433
People’s United Financial, Inc.	80,648	1,462,955
Pinnacle Financial Partners, Inc.	11,800	790,010
PNC Financial Services Group, Inc. (The)	174,582	23,528,416
Popular, Inc.	23,640	849,622
Prosperity Bancshares, Inc.	15,600	1,025,388
Regions Financial Corp.	642,646	9,787,499
Signature Bank*	5,217	667,985
SunTrust Banks, Inc.	114,057	6,817,187
SVB Financial Group*	3,250	608,043
Synovus Financial Corp.	28,520	1,313,631
TCF Financial Corp.	37,336	636,205
US Bancorp	569,254	30,506,322
Webster Financial Corp.	21,600	1,135,080
Wells Fargo & Co.	1,539,225	84,888,258
Western Alliance Bancorp*	10,000	530,800
Zions Bancorp	47,214	2,227,557

		530,248,426

Capital Markets (3.7%)
Affiliated Managers Group, Inc.	13,300	2,524,739
Ameriprise Financial, Inc.	3,563	529,141
Bank of New York Mellon Corp. (The)	336,746	17,854,273
BGC Partners, Inc., Class A	40,100	580,247
BlackRock, Inc.	40,300	18,017,727
Charles Schwab Corp. (The)	57,266	2,504,815
CME Group, Inc.	80,008	10,855,485
E*TRADE Financial Corp.*	131,901	5,752,203
Federated Investors, Inc., Class B(x)	16,200	481,140
Franklin Resources, Inc.	121,095	5,389,938
Goldman Sachs Group, Inc. (The)	161,826	38,383,508
Interactive Brokers Group, Inc., Class A	16,294	733,882
Intercontinental Exchange, Inc.	72,215	4,961,171
Invesco Ltd.	80,707	2,827,973
Lazard Ltd., Class A	2,800	126,616
Legg Mason, Inc.	15,015	590,240
Moody’s Corp.	23,833	3,317,792
Morgan Stanley	534,456	25,744,746
Morningstar, Inc.	300	25,497
Nasdaq, Inc.	189,763	14,719,916
Northern Trust Corp.	49,354	4,537,113
Raymond James Financial, Inc.	22,430	1,891,522
S&P Global, Inc.	4,537	709,178
State Street Corp.	132,525	12,661,439
T. Rowe Price Group, Inc.	69,457	6,296,277
TD Ameritrade Holding Corp.	6,453	314,906

		182,331,484

Consumer Finance (1.6%)
Ally Financial, Inc.	106,300	2,578,838
American Express Co.	248,114	22,444,392
Capital One Financial Corp.	249,012	21,081,356
Credit Acceptance Corp.(x)*	300	84,051
Discover Financial Services	162,970	10,508,306
Navient Corp.	64,093	962,677
OneMain Holdings, Inc.*	115,394	3,252,957
Santander Consumer USA Holdings, Inc.*	34,795	534,799
SLM Corp.*	462,819	5,308,534
Synchrony Financial	407,267	12,645,640

		79,401,550

Diversified Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B#*	454,521	83,322,790
Leucadia National Corp.	58,105	1,467,151
Voya Financial, Inc.	39,861	1,590,055

		86,379,996

Insurance (4.5%)
Aflac, Inc.	91,690	7,462,649
Alleghany Corp.*	3,534	1,957,871
Allstate Corp. (The)	129,155	11,870,636
American Financial Group, Inc.	16,525	1,709,511
American International Group, Inc.	414,432	25,441,979
American National Insurance Co.	1,779	210,064
Aon plc	61,886	9,041,545
Arch Capital Group Ltd.*	26,064	2,567,304
Arthur J Gallagher & Co.	13,100	806,305

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Aspen Insurance Holdings Ltd.	9,524	$384,770
Assurant, Inc.	10,269	980,895
Assured Guaranty Ltd.	27,592	1,041,598
Athene Holding Ltd., Class A*	25,324	1,363,444
Axis Capital Holdings Ltd.	19,294	1,105,739
Brighthouse Financial, Inc.*	19,596	1,191,437
Brown & Brown, Inc.	27,562	1,328,213
Chubb Ltd.	174,331	24,850,884
Cincinnati Financial Corp.	36,321	2,781,099
CNA Financial Corp.	6,322	317,681
Erie Indemnity Co., Class A	1,600	192,912
Everest Re Group Ltd.	9,575	2,186,834
First American Financial Corp.	86,204	4,307,614
FNF Group	201,629	9,569,312
Hanover Insurance Group, Inc. (The)	10,001	969,397
Hartford Financial Services Group, Inc. (The)	212,033	11,752,989
Lincoln National Corp.	114,854	8,439,472
Loews Corp.	65,640	3,141,530
Markel Corp.*	3,249	3,469,867
Marsh & McLennan Cos., Inc.	14,638	1,226,811
Mercury General Corp.	6,441	365,140
MetLife, Inc.	333,687	17,335,040
Old Republic International Corp.	57,391	1,130,029
Principal Financial Group, Inc.	62,897	4,046,793
ProAssurance Corp.	12,370	676,021
Prudential Financial, Inc.	161,136	17,131,980
Reinsurance Group of America, Inc.	15,145	2,113,182
RenaissanceRe Holdings Ltd.	8,736	1,180,583
Torchmark Corp.	27,221	2,180,130
Travelers Cos., Inc. (The)	136,761	16,755,958
Unum Group	53,153	2,717,713
Validus Holdings Ltd.	18,178	894,539
White Mountains Insurance Group Ltd.	1,096	939,272
Willis Towers Watson plc	29,900	4,611,477
WR Berkley Corp.	22,454	1,498,580
XL Group Ltd.	127,754	5,039,895

		220,286,694

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp (REIT)	89,448	1,939,233
Annaly Capital Management, Inc (REIT)	254,080	3,097,234
Chimera Investment Corp (REIT)	44,056	833,540
MFA Financial, Inc (REIT)	92,857	813,427
New Residential Investment Corp. (REIT)	72,300	1,209,579
Starwood Property Trust, Inc (REIT)	60,036	1,303,982
Two Harbors Investment Corp. (REIT)	81,561	822,135

		10,019,130

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	112,038	1,444,170
TFS Financial Corp.	12,296	198,334

		1,642,504

Total Financials		1,110,309,784

Health Care (12.7%)
Biotechnology (1.4%)
AbbVie, Inc.	69,038	6,134,717
Agios Pharmaceuticals, Inc.(x)*	700	46,725
Alexion Pharmaceuticals, Inc.*	9,900	1,388,871
Alnylam Pharmaceuticals, Inc.(x)*	2,500	293,725
Amgen, Inc.	144,393	26,922,075
Biogen, Inc.*	6,368	1,993,948
Gilead Sciences, Inc.	354,095	28,688,777
Intrexon Corp.(x)*	3,800	72,238
Juno Therapeutics, Inc.(x)*	14,900	668,414
OPKO Health, Inc.(x)*	69,400	476,084
United Therapeutics Corp.*	10,100	1,183,619
Vertex Pharmaceuticals, Inc.*	6,202	942,952

		68,812,145

Health Care Equipment & Supplies (3.0%)
Abbott Laboratories	544,575	29,058,522
Alere, Inc.(x)*	20,653	1,053,096
Baxter International, Inc.	349,643	21,940,098
Cooper Cos., Inc. (The)	2,564	607,950
Danaher Corp.	210,011	18,014,744
DENTSPLY SIRONA, Inc.	53,087	3,175,133
Hill-Rom Holdings, Inc.	965	71,410
Hologic, Inc.*	79,081	2,901,482
Koninklijke Philips NV (NYRS)	131,930	5,435,516
Medtronic plc	493,418	38,373,119
STERIS plc	19,700	1,741,480
Teleflex, Inc.	8,898	2,153,049
Zimmer Biomet Holdings, Inc.	182,192	21,332,861

		145,858,460

Health Care Providers & Services (2.0%)
Acadia Healthcare Co., Inc.(x)*	18,500	883,560
Aetna, Inc.	88,455	14,065,230
Anthem, Inc.	69,244	13,148,051
Brookdale Senior Living, Inc.*	43,300	458,980
Cardinal Health, Inc.	74,542	4,988,351
Centene Corp.*	35,085	3,395,175
Cigna Corp.	60,164	11,247,058
DaVita, Inc.*	36,100	2,143,979
Envision Healthcare Corp.*	27,339	1,228,888
Express Scripts Holding Co.*	162,756	10,305,710
HCA Healthcare, Inc.*	64,829	5,159,740
Humana, Inc.	5,639	1,373,830
Laboratory Corp. of America Holdings*	24,064	3,632,942
LifePoint Health, Inc.*	7,281	421,570
McKesson Corp.	105,808	16,253,166
MEDNAX, Inc.*	21,406	923,027
Patterson Cos., Inc.	17,600	680,240
Premier, Inc., Class A*	8,500	276,845
Quest Diagnostics, Inc.	38,510	3,606,076
UnitedHealth Group, Inc.	16,254	3,183,346
Universal Health Services, Inc., Class B	20,438	2,267,392
WellCare Health Plans, Inc.*	900	154,566

		99,797,722

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	57,620	3,699,204
Bio-Rad Laboratories, Inc., Class A*	4,983	1,107,322
Bruker Corp.	15,600	464,100
PerkinElmer, Inc.	20,904	1,441,749
QIAGEN NV*	35,653	1,123,070
Quintiles IMS Holdings, Inc.*	10,266	975,989
Thermo Fisher Scientific, Inc.	90,728	17,165,737
VWR Corp.*	20,517	679,318

		26,656,489

Pharmaceuticals (5.8%)
Akorn, Inc.*	1,000	33,190
Allergan plc	79,337	16,260,118
Bristol-Myers Squibb Co.	238,620	15,209,639
Endo International plc*	52,400	448,806
Johnson & Johnson#	716,116	93,102,240
Mallinckrodt plc(x)*	137,511	5,138,786
Merck & Co., Inc.	737,472	47,220,332
Mylan NV*	125,800	3,946,346

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Novartis AG (Registered)	13,610	$1,165,146
Novartis AG (ADR)	131,078	11,253,046
Perrigo Co. plc	31,600	2,674,940
Pfizer, Inc.#	2,427,834	86,673,674
Roche Holding AG	3,904	996,612
Teva Pharmaceutical Industries Ltd. (ADR)	168,052	2,957,715

		287,080,590

Total Health Care		628,205,406

Industrials (7.9%)
Aerospace & Defense (1.9%)
Arconic, Inc.	92,061	2,290,478
Boeing Co. (The)	24,993	6,353,471
General Dynamics Corp.	36,308	7,464,199
Hexcel Corp.	7,000	401,940
Huntington Ingalls Industries, Inc.	1,800	407,592
L3 Technologies, Inc.	18,368	3,461,082
Lockheed Martin Corp.	17,208	5,339,470
Northrop Grumman Corp.	26,977	7,761,822
Orbital ATK, Inc.	13,509	1,798,858
Raytheon Co.	93,387	17,424,146
Spirit AeroSystems Holdings, Inc., Class A	28,473	2,212,922
Teledyne Technologies, Inc.*	8,200	1,305,276
Textron, Inc.	62,507	3,367,877
United Technologies Corp.	243,110	28,220,209

		87,809,342

Air Freight & Logistics (0.1%)
Expeditors International of Washington, Inc.	12,500	748,250
United Parcel Service, Inc., Class B	43,912	5,273,392
XPO Logistics, Inc.*	7,200	488,016

		6,509,658

Airlines (0.5%)
Alaska Air Group, Inc.	5,000	381,350
American Airlines Group, Inc.	59,000	2,801,910
Copa Holdings SA, Class A	6,800	846,804
Delta Air Lines, Inc.	178,831	8,623,231
JetBlue Airways Corp.*	288,594	5,347,647
Spirit Airlines, Inc.*	16,300	544,583
United Continental Holdings, Inc.*	72,451	4,410,817

		22,956,342

Building Products (0.5%)
Fortune Brands Home & Security, Inc.	2,500	168,075
Johnson Controls International plc	453,669	18,278,324
Lennox International, Inc.(x)	700	125,279
Masco Corp.	26,400	1,029,864
Owens Corning	26,137	2,021,697
USG Corp.*	20,300	662,795

		22,286,034

Commercial Services & Supplies (0.1%)
Clean Harbors, Inc.*	3,600	204,120
Pitney Bowes, Inc.	43,800	613,638
Republic Services, Inc.	54,265	3,584,746
Stericycle, Inc.*	19,500	1,396,590
Waste Management, Inc.	18,161	1,421,461

		7,220,555

Construction & Engineering (0.1%)
AECOM*	36,564	1,345,921
Fluor Corp.	32,905	1,385,301
Jacobs Engineering Group, Inc.	28,185	1,642,340
Quanta Services, Inc.*	25,955	969,938
Valmont Industries, Inc.	5,200	822,120

		6,165,620

Electrical Equipment (0.8%)
ABB Ltd. (ADR)	212,350	5,255,663
Acuity Brands, Inc.	3,100	530,968
AMETEK, Inc.	44,700	2,951,988
Eaton Corp. plc	249,020	19,122,246
Emerson Electric Co.	147,061	9,241,313
Hubbell, Inc.	4,646	539,029
Regal Beloit Corp.	10,493	828,947
Rockwell Automation, Inc.	3,206	571,341
Sensata Technologies Holding NV*	19,600	942,172

		39,983,667

Industrial Conglomerates (1.6%)
3M Co.	60,162	12,628,004
Carlisle Cos., Inc.	14,578	1,462,028
General Electric Co.#	1,696,074	41,011,069
Honeywell International, Inc.	148,053	20,985,032
Roper Technologies, Inc.	1,300	316,420

		76,402,553

Machinery (1.2%)
AGCO Corp.	15,651	1,154,574
Caterpillar, Inc.	12,661	1,578,953
Colfax Corp.*	20,800	866,112
Crane Co.	11,774	941,802
Cummins, Inc.	45,157	7,587,731
Donaldson Co., Inc.	2,354	108,143
Dover Corp.	32,539	2,973,739
Flowserve Corp.	30,700	1,307,513
Fortive Corp.	6,834	483,779
IDEX Corp.	1,255	152,445
Illinois Tool Works, Inc.	42,410	6,274,984
Ingersoll-Rand plc	84,027	7,492,688
ITT, Inc.	20,900	925,243
Oshkosh Corp.	66,884	5,520,605
PACCAR, Inc.	80,876	5,850,570
Parker-Hannifin Corp.	4,238	741,735
Pentair plc	39,093	2,656,760
Snap-on, Inc.	11,800	1,758,318
Stanley Black & Decker, Inc.	51,434	7,764,991
Terex Corp.	19,403	873,523
Timken Co. (The)	16,239	788,403
Trinity Industries, Inc.	35,398	1,129,196
Wabtec Corp.(x)	13,700	1,037,775
Xylem, Inc.	20,217	1,266,191

		61,235,773

Marine (0.0%)
Kirby Corp.*	12,500	824,375

Professional Services (0.3%)
Dun & Bradstreet Corp. (The)	5,252	611,385
Equifax, Inc.	19,738	2,092,031
IHS Markit Ltd.*	38,900	1,714,712
ManpowerGroup, Inc.	15,808	1,862,499
Nielsen Holdings plc	242,399	10,047,438

		16,328,065

Road & Rail (0.7%)
AMERCO	1,203	451,005
Canadian National Railway Co.	29,902	2,477,381
CSX Corp.	44,037	2,389,448
Genesee & Wyoming, Inc., Class A*	14,339	1,061,229
Kansas City Southern	24,900	2,706,132
Norfolk Southern Corp.	98,394	13,011,622
Old Dominion Freight Line, Inc.	5,500	605,605
Ryder System, Inc.	12,358	1,044,869
Union Pacific Corp.	78,422	9,094,599

		32,841,890

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.1%)
Air Lease Corp.	21,249	$905,632
HD Supply Holdings, Inc.*	23,955	864,057
MSC Industrial Direct Co., Inc., Class A	6,100	460,977
United Rentals, Inc.*	24,678	3,423,826
WESCO International, Inc.*	11,464	667,778
WW Grainger, Inc.(x)	700	125,825

		6,448,095

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	18,300	1,320,894

Total Industrials		388,332,863

Information Technology (9.0%)
Communications Equipment (1.7%)
ARRIS International plc*	41,700	1,188,033
Brocade Communications Systems, Inc.	95,576	1,142,133
Cisco Systems, Inc.	1,938,099	65,178,270
CommScope Holding Co., Inc.*	22,200	737,262
EchoStar Corp., Class A*	11,083	634,280
Harris Corp.	21,414	2,819,796
Juniper Networks, Inc.	88,129	2,452,630
Motorola Solutions, Inc.	34,900	2,961,963
Nokia OYJ (ADR)	1,102,332	6,591,945

		83,706,312

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	7,610	644,110
Arrow Electronics, Inc.*	20,808	1,673,171
Avnet, Inc.	29,282	1,150,783
Corning, Inc.	228,257	6,829,448
Dolby Laboratories, Inc., Class A	12,836	738,327
FLIR Systems, Inc.	14,935	581,121
Jabil, Inc.	41,174	1,175,518
Keysight Technologies, Inc.*	43,510	1,812,627
National Instruments Corp.	5,300	223,501
TE Connectivity Ltd.	9,842	817,477
Trimble, Inc.*	12,300	482,775

		16,128,858

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	39,700	1,934,184
Alphabet, Inc., Class C*	10,910	10,463,890
eBay, Inc.*	369,209	14,199,778
Facebook, Inc., Class A*	58,364	9,972,657
LogMeIn, Inc.	4,600	506,230
Twitter, Inc.*	147,700	2,491,699
Zillow Group, Inc., Class A*	3,800	152,570
Zillow Group, Inc., Class C*	7,600	305,596

		40,026,604

IT Services (1.2%)
Accenture plc, Class A	103,104	13,926,257
Amdocs Ltd.	52,101	3,351,136
Booz Allen Hamilton Holding Corp.	133,730	5,000,165
Cognizant Technology Solutions Corp., Class A	28,446	2,063,473
Conduent, Inc.*	44,608	699,007
CoreLogic, Inc.*	8,125	375,538
DST Systems, Inc.	12,900	707,952
DXC Technology Co.	16,452	1,412,898
Fidelity National Information Services, Inc.	86,518	8,079,916
Fiserv, Inc.*	24,889	3,209,685
International Business Machines Corp.	81,847	11,874,363
Leidos Holdings, Inc.	33,484	1,982,922
Mastercard, Inc., Class A	37,695	5,322,534
Sabre Corp.(x)	10,700	193,670
Teradata Corp.(x)*	29,600	1,000,184
WEX, Inc.*	1,900	213,218

		59,412,918

Semiconductors & Semiconductor Equipment (2.2%)
Applied Materials, Inc.	29,681	1,546,083
Cypress Semiconductor Corp.(x)	70,981	1,066,135
First Solar, Inc.*	19,194	880,621
Intel Corp.	1,378,983	52,511,672
Lam Research Corp.	4,124	763,105
Marvell Technology Group Ltd.	94,900	1,698,710
Micron Technology, Inc.*	60,245	2,369,436
Microsemi Corp.*	5,100	262,548
NXP Semiconductors NV*	50,310	5,689,558
ON Semiconductor Corp.*	5,493	101,456
Qorvo, Inc.*	14,300	1,010,724
QUALCOMM, Inc.	634,189	32,876,358
Teradyne, Inc.	3,047	113,623
Texas Instruments, Inc.	98,056	8,789,740
Versum Materials, Inc.	23,203	900,740
Xilinx, Inc.	3,200	226,656

		110,807,165

Software (1.5%)
Autodesk, Inc.*	8,969	1,006,860
CA, Inc.	74,206	2,476,996
FireEye, Inc.(x)*	41,300	692,601
Guidewire Software, Inc.*	10,600	825,316
Intuit, Inc.	7,934	1,127,739
Microsoft Corp.	195,529	14,564,955
Nuance Communications, Inc.*	67,535	1,061,650
Oracle Corp.	994,644	48,091,038
SS&C Technologies Holdings, Inc.	3,200	128,480
Synopsys, Inc.*	32,547	2,621,010
Zynga, Inc., Class A*	178,389	674,310

		73,270,955

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	178,847	27,563,900
Hewlett Packard Enterprise Co.	434,573	6,392,569
HP, Inc.	691,666	13,805,653
NCR Corp.*	40,872	1,533,517
NetApp, Inc.	9,200	402,592
Western Digital Corp.	58,952	5,093,453
Xerox Corp.	221,497	7,373,635

		62,165,319

Total Information Technology		445,518,131

Materials (2.6%)
Chemicals (1.6%)
Air Products & Chemicals, Inc.	50,507	7,637,669
Akzo Nobel NV (ADR)(x)	111,155	3,412,459
Albemarle Corp.	21,122	2,879,140
Ashland Global Holdings, Inc.	14,613	955,544
Cabot Corp.	14,389	802,906
Celanese Corp.	13,100	1,365,937
CF Industries Holdings, Inc.	173,450	6,098,502
DowDuPont, Inc.	316,946	21,942,173
Eastman Chemical Co.	34,300	3,103,807
Huntsman Corp.	24,413	669,404
LyondellBasell Industries NV, Class A	82,802	8,201,538
Monsanto Co.	15,355	1,839,836
Mosaic Co. (The)	82,787	1,787,371
NewMarket Corp.	200	85,150
Olin Corp.	38,800	1,328,900
Platform Specialty Products Corp.*	28,200	314,430

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
PPG Industries, Inc.	84,735	$9,207,305
Praxair, Inc.	8,200	1,145,868
RPM International, Inc.	2,600	133,484
Scotts Miracle-Gro Co. (The), Class A	800	77,872
Sherwin-Williams Co. (The)	10,454	3,742,950
Valvoline, Inc.	48,145	1,129,000
Westlake Chemical Corp.	4,236	351,969

		78,213,214

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	1,400	288,722
Vulcan Materials Co.	2,154	257,618

		546,340

Containers & Packaging (0.5%)
AptarGroup, Inc.	10,992	948,720
Ardagh Group SA(x)	2,000	42,820
Avery Dennison Corp.	14,527	1,428,585
Ball Corp.	36,400	1,503,320
Bemis Co., Inc.	45,190	2,059,308
Crown Holdings, Inc.*	80,483	4,806,445
Graphic Packaging Holding Co.	110,303	1,538,727
International Paper Co.	8,813	500,755
Owens-Illinois, Inc.*	102,274	2,573,214
Sealed Air Corp.	22,400	956,928
Sonoco Products Co.	23,067	1,163,730
WestRock Co.	116,763	6,623,964

		24,146,516

Metals & Mining (0.5%)
Alcoa Corp.*	56,787	2,647,410
Freeport-McMoRan, Inc.*	256,177	3,596,725
Newmont Mining Corp.	140,993	5,288,647
Nucor Corp.	75,249	4,216,954
Reliance Steel & Aluminum Co.	51,122	3,893,963
Royal Gold, Inc.	9,628	828,393
Southern Copper Corp.(x)	2,000	79,520
Steel Dynamics, Inc.	47,716	1,644,771
Tahoe Resources, Inc.	72,685	383,050
United States Steel Corp.(x)	41,017	1,052,496

		23,631,929

Paper & Forest Products (0.0%)
Domtar Corp.	14,594	633,234

Total Materials		127,171,233

Real Estate (2.9%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Alexandria Real Estate Equities, Inc. (REIT)	21,806	2,594,260
American Campus Communities, Inc. (REIT)	31,511	1,391,211
American Homes 4 Rent (REIT), Class A	56,508	1,226,789
Apartment Investmssnt & Management Co. (REIT), Class A	36,749	1,611,811
Apple Hospitality REIT, Inc. (REIT)	49,400	934,154
AvalonBay Communities, Inc. (REIT)	32,548	5,807,213
Boston Properties, Inc. (REIT)	30,875	3,793,920
Brandywine Realty Trust (REIT)	40,644	710,864
Brixmor Property Group, Inc (REIT)	127,431	2,395,703
Camden Property Trust (REIT)	21,467	1,963,157
Colony NorthStar, Inc. (REIT), Class A	126,740	1,591,854
Columbia Property Trust, Inc. (REIT)	28,800	626,976
CoreCivic, Inc. (REIT)	27,689	741,235
Corporate Office Properties Trust (REIT)	23,397	768,124
CubeSmart (REIT)	13,600	353,056
CyrusOne, Inc. (REIT)	2,500	147,325
DCT Industrial Trust, Inc. (REIT)	21,700	1,256,864
DDR Corp. (REIT)	72,769	666,564
Digital Realty Trust, Inc. (REIT)	11,460	1,356,062
Douglas Emmett, Inc. (REIT)	6,444	254,022
Duke Realty Corp. (REIT)	83,739	2,413,358
Empire State Realty Trust, Inc. (REIT), Class A	29,900	614,146
EPR Properties (REIT)	14,800	1,032,152
Equity Commonwealth (REIT)*	28,346	861,718
Equity Residential (REIT)	84,039	5,540,690
Essex Property Trust, Inc. (REIT)	15,409	3,914,348
Extra Space Storage, Inc. (REIT)	4,400	351,648
Federal Realty Investment Trust (REIT)	10,400	1,291,784
Forest City Realty Trust, Inc. (REIT), Class A	59,358	1,514,223
Gaming and Leisure Properties, Inc.	32,100	1,184,169
GGP, Inc. (REIT)	145,225	3,016,323
HCP, Inc. (REIT)	110,709	3,081,031
Healthcare Trust of America, Inc. (REIT), Class A	46,697	1,391,571
Highwoods Properties, Inc. (REIT)	23,900	1,244,951
Hospitality Properties Trust (REIT)	38,183	1,087,834
Host Hotels & Resorts, Inc. (REIT)	172,138	3,182,832
Hudson Pacific Properties, Inc. (REIT)	33,000	1,106,490
Invitation Homes, Inc. (REIT)(x)	20,676	468,311
Iron Mountain, Inc. (REIT)	7,700	299,530
JBG SMITH Properties (REIT)*	20,223	691,829
Kilroy Realty Corp. (REIT)	22,688	1,613,571
Kimco Realty Corp. (REIT)	97,272	1,901,668
Lamar Advertising Co. (REIT), Class A	2,100	143,913
Liberty Property Trust (REIT)	34,647	1,422,606
Life Storage, Inc. (REIT)	10,800	883,548
Macerich Co. (The) (REIT)	32,209	1,770,529
Medical Properties Trust, Inc. (REIT)	85,200	1,118,676
Mid-America Apartment Communities, Inc. (REIT)	69,169	7,392,782
National Retail Properties, Inc. (REIT)	34,962	1,456,517
Omega Healthcare Investors, Inc. (REIT)(x)	45,800	1,461,478
Outfront Media, Inc. (REIT)	27,960	704,033
Paramount Group, Inc. (REIT)	46,674	746,784
Park Hotels & Resorts, Inc. (REIT)	33,778	930,922
Piedmont Office Realty Trust, Inc. (REIT), Class A	34,088	687,214
Prologis, Inc. (REIT)	124,354	7,891,504
Public Storage (REIT)	8,646	1,850,158
Rayonier, Inc. (REIT)	30,200	872,478
Realty Income Corp. (REIT)	64,388	3,682,350
Regency Centers Corp. (REIT)	35,092	2,177,108
Retail Properties of America, Inc. (REIT), Class A	54,397	714,233
Senior Housing Properties Trust (REIT)	55,422	1,083,500
Simon Property Group, Inc. (REIT)	6,900	1,110,969
SL Green Realty Corp. (REIT)	22,715	2,301,484
Spirit Realty Capital, Inc. (REIT)	113,933	976,406
STORE Capital Corp. (REIT)	40,100	997,287

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sun Communities, Inc. (REIT)	18,100	$1,550,808
Tanger Factory Outlet Centers, Inc. (REIT)(x)	20,200	493,284
Taubman Centers, Inc (REIT)	6,943	345,067
UDR, Inc (REIT)	62,528	2,377,940
Uniti Group, Inc (REIT)(x)	38,907	570,377
Ventas, Inc. (REIT)	83,598	5,444,738
VEREIT, Inc. (REIT)	230,200	1,908,358
Vornado Realty Trust (REIT)	40,546	3,117,176
Weingarten Realty Investors (REIT)	28,216	895,576
Welltower, Inc (REIT)	86,512	6,080,062
Weyerhaeuser Co. (REIT)	176,020	5,989,960
WP Carey, Inc.	24,853	1,674,844

		140,820,010

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	38,800	1,469,744
Howard Hughes Corp. (The)(x)*	7,999	943,322
Jones Lang LaSalle, Inc.	10,646	1,314,781
Realogy Holdings Corp.	31,607	1,041,451

		4,769,298

Total Real Estate		145,589,308

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	1,531,004	59,969,427
CenturyLink, Inc.(x)	127,308	2,406,121
Level 3 Communications, Inc.*	69,600	3,708,984
Verizon Communications, Inc.	783,837	38,792,093

		104,876,625

Wireless Telecommunication Services (0.4%)
Sprint Corp.(x)*	148,281	1,153,626
Telephone & Data Systems, Inc.	309,103	8,620,884
T-Mobile US, Inc.*	112,805	6,955,556
United States Cellular Corp.*	24,336	861,494

		17,591,560

Total Telecommunication Services		122,468,185

Utilities (4.8%)
Electric Utilities (3.0%)
Alliant Energy Corp.	53,740	2,233,972
American Electric Power Co., Inc.	203,951	14,325,518
Avangrid, Inc.(x)	13,262	628,884
Duke Energy Corp.	241,970	20,306,122
Edison International	133,147	10,274,954
Entergy Corp.	42,314	3,231,097
Eversource Energy	74,797	4,520,731
Exelon Corp.	584,882	22,032,504
FirstEnergy Corp.	291,136	8,975,723
Great Plains Energy, Inc.	50,719	1,536,786
Hawaiian Electric Industries, Inc.	25,464	849,734
NextEra Energy, Inc.	110,513	16,195,680
OGE Energy Corp.	46,960	1,691,969
PG&E Corp.	162,109	11,038,002
Pinnacle West Capital Corp.	26,225	2,217,586
Portland General Electric Co.	91,797	4,189,615
PPL Corp.	161,559	6,131,164
Southern Co. (The)	235,205	11,557,974
Westar Energy, Inc.	33,387	1,655,995
Xcel Energy, Inc.	161,704	7,651,833

		151,245,843

Gas Utilities (0.1%)
Atmos Energy Corp.	24,316	2,038,654
National Fuel Gas Co.(x)	18,945	1,072,476
UGI Corp.	40,735	1,908,842

		5,019,972

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	1,234,886	13,608,443
Calpine Corp.*	84,642	1,248,470
NRG Energy, Inc.	56,657	1,449,853
Vistra Energy Corp.	56,800	1,061,592

		17,368,358

Multi-Utilities (1.2%)
Ameren Corp.	57,175	3,307,002
CenterPoint Energy, Inc.	101,698	2,970,599
CMS Energy Corp.	65,886	3,051,840
Consolidated Edison, Inc.	72,270	5,830,744
Dominion Energy, Inc.	151,512	11,655,817
DTE Energy Co.	42,239	4,534,779
MDU Resources Group, Inc.	45,694	1,185,759
NiSource, Inc.	237,081	6,066,903
Public Service Enterprise Group, Inc.	119,279	5,516,654
SCANA Corp.	31,018	1,504,063
Sempra Energy	59,279	6,765,512
Vectren Corp.	19,544	1,285,409
WEC Energy Group, Inc.	83,214	5,224,175

		58,899,256

Water Utilities (0.1%)
American Water Works Co., Inc.	42,089	3,405,421
Aqua America, Inc.	41,868	1,389,599

		4,795,020

Total Utilities		237,328,449

Total Common Stocks (87.4%) (Cost $3,021,761,799)		4,315,505,567

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	1,994	504,342
iShares Morningstar Large-Cap Fund(x)	11,929	1,797,581
iShares Morningstar Large-Cap Growth Fund	14,260	2,087,521
iShares Morningstar Large-Cap Value Fund‡	293,105	29,196,189
iShares Russell 1000 Fund	4,431	619,808
iShares Russell 1000 Growth Fund(x)	13,170	1,647,040
iShares Russell 1000 Value Fund	344,788	40,860,826
iShares S&P 500 Growth Fund(x)	11,850	1,699,527
iShares S&P 500 Value Fund(x)	262,191	28,293,031
Vanguard Growth Fund(x)	8,090	1,073,948
Vanguard Large-Cap Fund(x)	3,164	365,126
Vanguard Value Fund	272,401	27,191,068

Total Exchange Traded Funds (2.7%) (Cost $113,461,899)		135,336,007

SHORT-TERM INVESTMENTS:
Investment Company (3.3%)
JPMorgan Prime Money Market Fund, IM Shares	162,024,532	162,073,139

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $4,400,587, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $4,490,396.(xx)	$4,400,000	$4,400,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $4,400,385, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $4,488,001.(xx)	4,400,000	4,400,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $5,400,540, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $5,508,019.(xx)	5,400,000	5,400,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $2,100,219, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $2,142,010.(xx)	2,100,000	2,100,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,500,156, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $1,530,014.(xx)	1,500,000	1,500,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $4,100,410, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $4,182,022.(xx)	4,100,000	4,100,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $2,624,245, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $2,676,494.(xx)	2,624,014	2,624,014
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $1,700,354, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,735,322.(xx)	1,700,000	1,700,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $2,600,225, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,654,022.(xx)	2,600,000	2,600,000
Natixis, 1.25%, dated 9/26/17, due 10/3/17, repurchase price $5,000,694, collateralized by various U.S. Government Agency Securities, ranging from 1.636%-4.000%, maturing 7/1/33-8/20/47, U.S. Government Treasury Securities, 1.750%, maturing 4/30/22; total market value $5,101,063.(xx)	5,000,000	5,000,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $5,000,492, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $5,100,502.(xx)	5,000,000	5,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $2,000,177, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $2,040,000.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $5,001,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $5,100,012.(xx)	$5,000,000	$5,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $4,000,824, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $4,080,000.(xx)	4,000,000	4,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $2,040,002.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		51,824,014

Total Short-Term Investments (4.3%) (Cost $213,852,987)		213,897,153

Total Investments (94.4%) (Cost $3,349,076,685)		4,664,738,727
Other Assets Less Liabilities (5.6%)		278,441,830

Net Assets (100%)		$4,943,180,557

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $26,710,900.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $50,595,872. This was secured by cash collateral of $51,824,014 which was subsequently invested in joint repurchase agreements with a total value of $51,824,014, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $34,544 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/5/17-11/15/46.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Large-Cap Value Fund	293,105	23,678,848	7,318,958	(3,352,568)	1,972	1,548,979	29,196,189	536,935	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,701	12/2017	USD	339,799,305	6,068,771
S&P Midcap 400 E-Mini Index	690	12/2017	USD	123,903,300	3,643,559

					9,712,330

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$299,164,265	$—	$—	$299,164,265
Consumer Staples	369,980,256	17,148,919	—	387,129,175
Energy	424,288,768	—	—	424,288,768
Financials	1,110,309,784	—	—	1,110,309,784
Health Care	626,043,648	2,161,758	—	628,205,406
Industrials	388,332,863	—	—	388,332,863
Information Technology	445,518,131	—	—	445,518,131
Materials	127,171,233	—	—	127,171,233
Real Estate	145,589,308	—	—	145,589,308
Telecommunication Services	122,468,185	—	—	122,468,185
Utilities	237,328,449	—	—	237,328,449
Exchange Traded Funds	135,336,007	—	—	135,336,007

See Notes to Portfolio of Investments.

11

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AXA LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures	9,712,330	—	—	9,712,330
Short-Term Investments
Investment Companies	162,073,139	—	—	162,073,139

Repurchase Agreements	—	51,824,014	—	51,824,014

Total Assets	$4,603,316,366	$71,134,691	$—	$4,674,451,057

Total Liabilities	$—	$—	$—	$—

Total	$4,603,316,366	$71,134,691	$—	$4,674,451,057

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,327,528,979
Aggregate gross unrealized depreciation	(151,822,814)

Net unrealized appreciation	$1,175,706,165

Federal income tax cost of investment securities and derivative instruments, if applicable	$3,498,744,892

See Notes to Portfolio of Investments.

12

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AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Auto Components (1.3%)
Adient plc	26,287	$2,207,845
BorgWarner, Inc.	239,182	12,253,293
Gentex Corp.	27,664	547,747
Goodyear Tire & Rubber Co. (The)	340,678	11,327,544
Lear Corp.	3,258	563,895

		26,900,324

Automobiles (0.0%)
Harley-Davidson, Inc.(x)	13,203	636,517

Distributors (0.2%)
Genuine Parts Co.	25,098	2,400,624
LKQ Corp.*	73,678	2,651,671

		5,052,295

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	1,211	708,556
H&R Block, Inc.	48,921	1,295,428

		2,003,984

Hotels, Restaurants & Leisure (1.3%)
Aramark	39,032	1,585,090
Extended Stay America, Inc.	23,412	468,240
Hilton Worldwide Holdings, Inc.	6,890	478,511
Hyatt Hotels Corp., Class A*	12,947	799,995
International Game Technology plc	30,012	736,795
MGM Resorts International	131,393	4,282,098
Norwegian Cruise Line Holdings Ltd.*	128,739	6,958,342
Red Rock Resorts, Inc., Class A	258,025	5,975,858
Royal Caribbean Cruises Ltd.	47,977	5,687,194
Yum China Holdings, Inc.*	13,849	553,545

		27,525,668

Household Durables (2.3%)
CalAtlantic Group, Inc.	22,556	826,226
DR Horton, Inc.	153,281	6,120,510
Garmin Ltd.	33,750	1,821,488
Leggett & Platt, Inc.	7,438	355,016
Lennar Corp., Class A	88,776	4,687,373
Lennar Corp., Class B	2,811	126,720
Mohawk Industries, Inc.*	16,201	4,009,910
Newell Brands, Inc.	234,782	10,018,147
NVR, Inc.*	2,452	7,000,460
PulteGroup, Inc.	55,926	1,528,458
Tempur Sealy International, Inc.(x)*	7,852	506,611
Toll Brothers, Inc.	89,550	3,713,639
Whirlpool Corp.	45,786	8,444,769

		49,159,327

Internet & Direct Marketing Retail (0.2%)
Liberty Expedia Holdings, Inc., Class A*	12,262	651,235
Liberty Interactive Corp. QVC Group, Class A*	50,450	1,189,107
Liberty Ventures*	22,227	1,279,163
TripAdvisor, Inc.(x)*	16,249	658,572

		3,778,077

Leisure Products (0.1%)
Brunswick Corp.	4,758	266,305
Hasbro, Inc.	7,707	752,743
Mattel, Inc.(x)	77,771	1,203,895

		2,222,943

Media (1.4%)
Cinemark Holdings, Inc.	29,635	1,073,083
Discovery Communications, Inc., Class A(x)*	42,324	901,078
Discovery Communications, Inc., Class C*	57,023	1,155,286
Interpublic Group of Cos., Inc. (The)	17,443	362,640
John Wiley & Sons, Inc., Class A	52,596	2,813,886
Liberty Broadband Corp., Class A*	7,119	670,467
Liberty Broadband Corp., Class C*	29,044	2,767,894
Liberty Media Corp.-Liberty Formula One, Class A(x)*	7,109	259,407
Liberty Media Corp.-Liberty Formula One, Class C*	52,189	1,987,879
Liberty Media Corp.-Liberty SiriusXM, Class A*	24,919	1,044,106
Liberty Media Corp.-Liberty SiriusXM, Class C*	49,745	2,082,823
Lions Gate Entertainment Corp., Class A*	4,911	164,273
Lions Gate Entertainment Corp., Class B*	10,134	322,160
Madison Square Garden Co. (The), Class A*	4,734	1,013,549
News Corp., Class A	107,119	1,420,398
News Corp., Class B	33,368	455,473
Regal Entertainment Group, Class A(x)	23,849	381,584
Scripps Networks Interactive, Inc., Class A	10,851	931,992
Sirius XM Holdings, Inc.(x)	22,054	121,738
TEGNA, Inc.	392,237	5,228,520
Tribune Media Co., Class A	20,258	827,742
Viacom, Inc., Class A(x)	2,882	105,769
Viacom, Inc., Class B	98,186	2,733,499

		28,825,246

Multiline Retail (0.4%)
Dollar General Corp.	47,623	3,859,844
Dollar Tree, Inc.*	3,513	304,999
Kohl’s Corp.(x)	47,492	2,168,010
Macy’s, Inc.	85,416	1,863,777

		8,196,630

Specialty Retail (1.4%)
Aaron’s, Inc.	143,579	6,264,351
Advance Auto Parts, Inc.	14,580	1,446,336
AutoNation, Inc.(x)*	17,950	851,907
AutoZone, Inc.*	1,134	674,855
Bed Bath & Beyond, Inc.	38,903	913,053
Best Buy Co., Inc.	73,839	4,205,868
Burlington Stores, Inc.*	8,241	786,686
Camping World Holdings, Inc., Class A(x)	19,400	790,356
Dick’s Sporting Goods, Inc.	5,442	146,988
Foot Locker, Inc.	33,990	1,197,128
GameStop Corp., Class A	27,504	568,233
Gap, Inc. (The)	63,050	1,861,867
L Brands, Inc.	56,432	2,348,136
Michaels Cos., Inc. (The)*	7,173	154,004
Murphy USA, Inc.*	9,596	662,124
Penske Automotive Group, Inc.	9,709	461,857
Sally Beauty Holdings, Inc.*	23,982	469,568
Signet Jewelers Ltd.(x)	19,110	1,271,771
Tiffany & Co.	30,174	2,769,370
Urban Outfitters, Inc.(x)*	23,768	568,055
Williams-Sonoma, Inc.(x)	19,451	969,827

		29,382,340

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	65,424	2,635,279
Global Brands Group Holding Ltd.*	14,472,900	1,389,558
Hanesbrands, Inc.(x)	195,085	4,806,895

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Michael Kors Holdings Ltd.*	37,153	$1,777,771
PVH Corp.	21,686	2,733,738
Ralph Lauren Corp.	15,481	1,366,817
Skechers U.S.A., Inc., Class A*	20,664	518,460
Under Armour, Inc., Class A(x)*	14,318	235,960
Under Armour, Inc., Class C(x)*	14,531	218,256
VF Corp.	23,613	1,501,078

		17,183,812

Total Consumer Discretionary		200,867,163

Consumer Staples (3.7%)
Beverages (0.4%)
Brown-Forman Corp., Class A	922	51,346
Brown-Forman Corp., Class B	2,893	157,090
Molson Coors Brewing Co., Class B	100,284	8,187,186

		8,395,622

Food & Staples Retailing (0.1%)
Casey’s General Stores, Inc.(x)	10,612	1,161,483
Rite Aid Corp.(x)*	156,844	307,414
US Foods Holding Corp.*	48,606	1,297,781

		2,766,678

Food Products (2.7%)
B&G Foods, Inc.(x)	167,688	5,340,863
Bunge Ltd.	39,223	2,724,430
Campbell Soup Co.	17,186	804,649
Conagra Brands, Inc.	110,867	3,740,653
Flowers Foods, Inc.	299,211	5,628,158
Hain Celestial Group, Inc. (The)*	28,441	1,170,347
Hershey Co. (The)	3,972	433,623
Hormel Foods Corp.	75,293	2,419,917
Ingredion, Inc.	41,707	5,031,532
JM Smucker Co. (The)	30,676	3,218,833
Kellogg Co.	5,324	332,058
Lamb Weston Holdings, Inc.	31,449	1,474,644
Pilgrim’s Pride Corp.*	1,658	47,104
Pinnacle Foods, Inc.	32,986	1,885,810
Post Holdings, Inc.*	156,906	13,850,092
Seaboard Corp.	75	337,875
TreeHouse Foods, Inc.(x)*	46,410	3,143,349
Tyson Foods, Inc., Class A	77,916	5,489,181

		57,073,118

Household Products (0.0%)
Clorox Co. (The)	5,326	702,553

Personal Products (0.5%)
Coty, Inc., Class A	283,070	4,679,147
Edgewell Personal Care Co.*	62,671	4,560,569
Nu Skin Enterprises, Inc., Class A	10,455	642,773

		9,882,489

Total Consumer Staples		78,820,460

Energy (5.5%)
Energy Equipment & Services (0.7%)
Baker Hughes a GE Co.	119,016	4,358,365
Helmerich & Payne, Inc.(x)	29,587	1,541,779
Nabors Industries Ltd.	76,689	618,880
National Oilwell Varco, Inc.	106,441	3,803,137
Oceaneering International, Inc.	27,315	717,565
Patterson-UTI Energy, Inc.	58,322	1,221,263
RPC, Inc.	1,334	33,070
Transocean Ltd.(x)*	109,967	1,183,245
Trican Well Service Ltd.*	247,005	902,699
Weatherford International plc(x)*	246,884	1,130,729

		15,510,732

Oil, Gas & Consumable Fuels (4.8%)
Andeavor	43,640	4,501,466
Antero Resources Corp.*	32,555	647,845
Apache Corp.	101,071	4,629,052
Cabot Oil & Gas Corp.	38,035	1,017,436
Centennial Resource Development, Inc., Class A(x)*	30,595	549,792
Cheniere Energy, Inc.*	19,382	872,965
Chesapeake Energy Corp.(x)*	236,087	1,015,174
Cimarex Energy Co.	84,966	9,658,085
Concho Resources, Inc.*	41,246	5,432,923
CONSOL Energy, Inc.*	63,728	1,079,552
Continental Resources, Inc.*	13,405	517,567
Delek US Energy, Inc.	84,866	2,268,468
Devon Energy Corp.	136,528	5,011,943
Diamondback Energy, Inc.*	104,211	10,208,509
Energen Corp.*	61,802	3,379,333
EQT Corp.	48,378	3,156,181
Extraction Oil & Gas, Inc.(x)*	32,892	506,208
Gulfport Energy Corp.*	39,489	566,272
Hess Corp.	79,237	3,715,423
HollyFrontier Corp.	49,540	1,781,954
Kosmos Energy Ltd.(x)*	64,352	512,242
Laredo Petroleum, Inc.*	133,876	1,731,017
Marathon Oil Corp.	237,837	3,225,070
Marathon Petroleum Corp.	140,600	7,884,848
Murphy Oil Corp.(x)	45,724	1,214,429
Newfield Exploration Co.*	171,727	5,095,140
Noble Energy, Inc.	134,854	3,824,459
Parsley Energy, Inc., Class A*	21,802	574,265
PBF Energy, Inc., Class A(x)	30,443	840,531
QEP Resources, Inc.*	66,050	566,049
Range Resources Corp.(x)	63,990	1,252,284
Rice Energy, Inc.*	23,491	679,830
RSP Permian, Inc.*	18,079	625,353
SM Energy Co.(x)	30,277	537,114
Southwestern Energy Co.*	141,227	862,897
Targa Resources Corp.	59,221	2,801,153
Whiting Petroleum Corp.*	98,688	538,836
Williams Cos., Inc. (The)	197,666	5,931,957
World Fuel Services Corp.	18,927	641,815
WPX Energy, Inc.*	110,856	1,274,844

		101,130,281

Total Energy		116,641,013

Financials (17.5%)
Banks (6.9%)
Associated Banc-Corp.	42,404	1,028,297
Bank of Hawaii Corp.	11,827	985,899
Bank of the Ozarks, Inc.	85,336	4,100,395
BankUnited, Inc.	316,282	11,250,151
BOK Financial Corp.(x)	82,955	7,389,631
CIT Group, Inc.	37,801	1,854,139
Citizens Financial Group, Inc.	140,186	5,308,844
Comerica, Inc.	159,226	12,142,575
Commerce Bancshares, Inc.	25,051	1,447,196
Cullen/Frost Bankers, Inc.	15,930	1,512,076
East West Bancorp, Inc.	37,727	2,255,320
Fifth Third Bancorp	210,129	5,879,409
First Hawaiian, Inc.	14,507	439,417
First Horizon National Corp.	287,080	5,497,582
First Republic Bank	66,543	6,951,082
FNB Corp.	284,153	3,986,667
Huntington Bancshares, Inc.	302,264	4,219,605
IBERIABANK Corp.	53,019	4,355,511
KeyCorp	305,309	5,745,915
M&T Bank Corp.	40,441	6,512,619
MB Financial, Inc.	79,061	3,559,326
PacWest Bancorp	33,679	1,701,126
People’s United Financial, Inc.	95,762	1,737,123
Pinnacle Financial Partners, Inc.	14,031	939,375

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Popular, Inc.	123,011	$4,421,015
Prosperity Bancshares, Inc.	18,583	1,221,461
Regions Financial Corp.	336,315	5,122,077
Signature Bank*	6,197	793,464
South State Corp.	34,519	3,108,436
Sterling Bancorp	112,529	2,773,840
SunTrust Banks, Inc.	135,189	8,080,247
SVB Financial Group*	24,757	4,631,787
Synovus Financial Corp.	33,816	1,557,565
TCF Financial Corp.	44,274	754,429
Webster Financial Corp.	25,588	1,344,649
Western Alliance Bancorp*	67,045	3,558,749
Zions Bancorp	159,307	7,516,104

		145,683,103

Capital Markets (1.4%)
Affiliated Managers Group, Inc.	15,803	2,999,883
Ameriprise Financial, Inc.	4,231	628,346
BGC Partners, Inc., Class A	47,354	685,212
E*TRADE Financial Corp.*	77,061	3,360,630
Federated Investors, Inc., Class B(x)	19,699	585,060
Interactive Brokers Group, Inc., Class A	19,346	871,344
Invesco Ltd.	95,897	3,360,231
Lazard Ltd., Class A	3,448	155,919
Legg Mason, Inc.	17,909	704,003
Morningstar, Inc.	323	27,452
Nasdaq, Inc.	31,898	2,474,328
Northern Trust Corp.	58,480	5,376,066
Raymond James Financial, Inc.	26,657	2,247,985
T. Rowe Price Group, Inc.	55,712	5,050,293
TD Ameritrade Holding Corp.	7,780	379,664

		28,906,416

Consumer Finance (1.0%)
Ally Financial, Inc.	126,015	3,057,124
Credit Acceptance Corp.(x)*	308	86,292
Discover Financial Services	103,859	6,696,828
Navient Corp.	75,927	1,140,424
OneMain Holdings, Inc.*	14,525	409,460
Santander Consumer USA Holdings, Inc.*	40,964	629,617
SLM Corp.*	120,563	1,382,858
Synchrony Financial	222,851	6,919,523

		20,322,126

Diversified Financial Services (0.2%)
Leucadia National Corp.	69,084	1,744,371
Voya Financial, Inc.	47,335	1,888,193

		3,632,564

Insurance (6.9%)
Alleghany Corp.*	4,155	2,301,912
American Financial Group, Inc.	19,614	2,029,068
American National Insurance Co.	2,030	239,702
Arch Capital Group Ltd.*	30,846	3,038,331
Arthur J Gallagher & Co.	15,608	960,672
Aspen Insurance Holdings Ltd.	11,285	455,914
Assurant, Inc.	39,419	3,765,303
Assured Guaranty Ltd.	32,761	1,236,728
Athene Holding Ltd., Class A*	29,977	1,613,962
Axis Capital Holdings Ltd.	22,870	1,310,680
Brighthouse Financial, Inc.*	40,775	2,479,120
Brown & Brown, Inc.	128,102	6,173,235
Cincinnati Financial Corp.	43,106	3,300,626
CNA Financial Corp.	7,354	369,539
CNO Financial Group, Inc.	151,474	3,535,403
Enstar Group Ltd.*	11,275	2,506,996
Erie Indemnity Co., Class A	1,830	220,643
Everest Re Group Ltd.	11,335	2,588,801
First American Financial Corp.	30,065	1,502,348
FNF Group	73,194	3,473,787
Hanover Insurance Group, Inc. (The)	41,626	4,034,808
Hartford Financial Services Group, Inc. (The)	102,131	5,661,121
Jardine Lloyd Thompson Group plc	192,972	3,165,050
Lincoln National Corp.	61,829	4,543,195
Loews Corp.	77,892	3,727,911
Markel Corp.*	3,814	4,073,276
Mercury General Corp.	7,480	424,041
Navigators Group, Inc. (The)	67,485	3,937,750
Old Republic International Corp.	68,302	1,344,866
Principal Financial Group, Inc.	74,628	4,801,566
ProAssurance Corp.	14,694	803,027
Reinsurance Group of America, Inc.	105,924	14,779,576
RenaissanceRe Holdings Ltd.	10,381	1,402,888
Torchmark Corp.	32,335	2,589,710
Unum Group	168,614	8,621,234
Validus Holdings Ltd.	149,481	7,355,960
White Mountains Insurance Group Ltd.	1,218	1,043,826
Willis Towers Watson plc	116,491	17,966,407
WR Berkley Corp.	26,632	1,777,420
XL Group Ltd.	324,807	12,813,636

		147,970,038

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AGNC Investment Corp. (REIT)	106,134	2,300,985
Annaly Capital Management, Inc. (REIT)	301,369	3,673,688
Chimera Investment Corp. (REIT)	52,379	991,011
MFA Financial, Inc. (REIT)	111,044	972,745
New Residential Investment Corp. (REIT)	85,731	1,434,280
Starwood Property Trust, Inc. (REIT)	71,263	1,547,832
Two Harbors Investment Corp. (REIT)	96,975	977,508

		11,898,049

Thrifts & Mortgage Finance (0.5%)
Nationstar Mortgage Holdings, Inc.(x)*	359,980	6,684,829
New York Community Bancorp, Inc.	133,103	1,715,698
Provident Financial Services, Inc.	75,348	2,009,531
TFS Financial Corp.	15,101	243,579

		10,653,637

Total Financials		369,065,933

Health Care (4.9%)
Biotechnology (0.2%)
Agios Pharmaceuticals, Inc.(x)*	895	59,741
Alnylam Pharmaceuticals, Inc.*	2,859	335,904
Intrexon Corp.(x)*	4,143	78,758
Juno Therapeutics, Inc.(x)*	17,609	789,940
OPKO Health, Inc.(x)*	81,301	557,725
United Therapeutics Corp.*	11,986	1,404,640

		3,226,708

Health Care Equipment & Supplies (1.6%)
Alere, Inc.*	23,995	1,223,505
Boston Scientific Corp.*	266,283	7,767,476
Cooper Cos., Inc. (The)	3,006	712,753
DENTSPLY SIRONA, Inc.	63,040	3,770,422
Hill-Rom Holdings, Inc.	1,308	96,792
Hologic, Inc.*	33,654	1,234,765
Orthofix International NV*	49,279	2,328,433
STERIS plc	81,618	7,215,031
Teleflex, Inc.	10,529	2,547,702
Zimmer Biomet Holdings, Inc.	56,467	6,611,721

		33,508,600

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc.(x)*	121,015	$5,779,676
Brookdale Senior Living, Inc.*	238,303	2,526,012
Cardinal Health, Inc.	88,437	5,918,204
Centene Corp.*	41,558	4,021,568
DaVita, Inc.*	42,767	2,539,932
Envision Healthcare Corp.*	113,571	5,105,016
Laboratory Corp. of America Holdings*	28,552	4,310,495
LifePoint Health, Inc.*	125,439	7,262,917
MEDNAX, Inc.*	25,521	1,100,466
Patterson Cos., Inc.	20,918	808,481
Premier, Inc., Class A*	10,466	340,878
Quest Diagnostics, Inc.	38,251	3,581,824
Universal Health Services, Inc., Class B	24,267	2,692,181
WellCare Health Plans, Inc.*	1,010	173,457

		46,161,107

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	68,296	4,384,602
Bio-Rad Laboratories, Inc., Class A*	5,849	1,299,765
Bruker Corp.	18,393	547,192
PerkinElmer, Inc.	24,775	1,708,732
QIAGEN NV*	42,377	1,334,876
Quintiles IMS Holdings, Inc.*	12,203	1,160,139
VWR Corp.*	23,861	790,038

		11,225,344

Pharmaceuticals (0.4%)
Akorn, Inc.*	1,313	43,578
Endo International plc*	62,838	538,207
Mallinckrodt plc*	27,694	1,034,925
Mylan NV*	149,198	4,680,342
Perrigo Co. plc	37,442	3,169,465

		9,466,517

Total Health Care		103,588,276

Industrials (9.6%)
Aerospace & Defense (1.1%)
Arconic, Inc.	109,293	2,719,210
Hexcel Corp.	8,266	474,634
Huntington Ingalls Industries, Inc.	2,033	460,353
L3 Technologies, Inc.	21,697	4,088,365
Moog, Inc., Class A*	52,469	4,377,488
Orbital ATK, Inc.	16,032	2,134,821
Spirit AeroSystems Holdings, Inc., Class A	33,745	2,622,661
Teledyne Technologies, Inc.*	9,748	1,551,687
Textron, Inc.	74,204	3,998,112

		22,427,331

Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	14,881	890,777
Hub Group, Inc., Class A*	177,248	7,612,801
XPO Logistics, Inc.*	8,590	582,230

		9,085,808

Airlines (0.7%)
Alaska Air Group, Inc.	5,848	446,027
Allegiant Travel Co.	26,962	3,550,895
American Airlines Group, Inc.	70,036	3,326,010
Copa Holdings SA, Class A	8,084	1,006,701
JetBlue Airways Corp.*	93,320	1,729,220
Spirit Airlines, Inc.*	19,368	647,085
United Continental Holdings, Inc.*	77,291	4,705,475

		15,411,413

Building Products (0.4%)
Fortune Brands Home & Security, Inc.	3,045	204,715
Lennox International, Inc.	813	145,503
Masco Corp.	31,298	1,220,935
Owens Corning	30,964	2,395,065
Sanwa Holdings Corp.	373,752	4,288,059
USG Corp.*	24,438	797,901

		9,052,178

Commercial Services & Supplies (0.5%)
Clean Harbors, Inc.*	76,248	4,323,261
Pitney Bowes, Inc.	51,874	726,755
Republic Services, Inc.	64,236	4,243,430
Stericycle, Inc.*	23,088	1,653,563

		10,947,009

Construction & Engineering (0.4%)
AECOM*	43,414	1,598,069
Fluor Corp.	39,101	1,646,152
Granite Construction, Inc.	37,975	2,200,652
Jacobs Engineering Group, Inc.	33,405	1,946,509
Quanta Services, Inc.*	30,831	1,152,154
Valmont Industries, Inc.	6,186	978,007

		9,521,543

Electrical Equipment (0.7%)
Acuity Brands, Inc.	3,688	631,681
AMETEK, Inc.	53,054	3,503,686
Generac Holdings, Inc.*	29,545	1,357,002
Hubbell, Inc.	41,234	4,783,968
Regal Beloit Corp.	12,461	984,419
Sensata Technologies Holding NV(x)*	90,357	4,343,461

		15,604,217

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	17,322	1,737,223
Roper Technologies, Inc.	1,517	369,238

		2,106,461

Machinery (2.8%)
AGCO Corp.	18,611	1,372,933
Colfax Corp.*	146,306	6,092,182
Crane Co.	13,964	1,116,980
Cummins, Inc.	30,123	5,061,568
Donaldson Co., Inc.	2,867	131,710
Dover Corp.	38,625	3,529,939
Flowserve Corp.	36,508	1,554,876
Fortive Corp.	8,068	571,134
IDEX Corp.	1,514	183,906
Ingersoll-Rand plc	35,601	3,174,541
ITT, Inc.	24,848	1,100,021
Milacron Holdings Corp.*	170,457	2,873,905
Oshkosh Corp.	20,833	1,719,556
PACCAR, Inc.	95,963	6,941,963
Parker-Hannifin Corp.	17,884	3,130,058
Pentair plc	46,342	3,149,402
Snap-on, Inc.	13,961	2,080,329
SPX FLOW, Inc.*	82,340	3,175,030
Stanley Black & Decker, Inc.	38,402	5,797,550
Terex Corp.	23,094	1,039,692
Timken Co. (The)	19,320	937,986
Trinity Industries, Inc.	42,029	1,340,725
Wabtec Corp.(x)	16,286	1,233,665
Xylem, Inc.	23,992	1,502,619

		58,812,270

Marine (0.4%)
Kirby Corp.*	118,385	7,807,491

Professional Services (0.5%)
Dun & Bradstreet Corp. (The)	10,337	1,203,330
IHS Markit Ltd.*	46,210	2,036,937
ManpowerGroup, Inc.	18,712	2,204,648

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nielsen Holdings plc	99,946	$4,142,762

		9,587,677

Road & Rail (1.1%)
AMERCO	1,384	518,862
Avis Budget Group, Inc.*	107,895	4,106,484
Genesee & Wyoming, Inc., Class A*	81,890	6,060,679
Kansas City Southern	29,542	3,210,625
Knight-Swift Transportation Holdings, Inc.*	165,037	6,857,286
Old Dominion Freight Line, Inc.	6,428	707,787
Ryder System, Inc.	14,685	1,241,617
Schneider National, Inc., Class B(x)	66,100	1,672,330

		24,375,670

Trading Companies & Distributors (0.4%)
Air Lease Corp.	25,342	1,080,076
Aircastle Ltd.	109,185	2,433,734
MSC Industrial Direct Co., Inc., Class A	7,170	541,837
WESCO International, Inc.*	60,213	3,507,406
WW Grainger, Inc.(x)	878	157,821

		7,720,874

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	21,757	1,570,420

Total Industrials		204,030,362

Information Technology (6.9%)
Communications Equipment (1.8%)
Acacia Communications, Inc.(x)*	81,520	3,839,592
ARRIS International plc*	49,450	1,408,831
Brocade Communications Systems, Inc.	113,454	1,355,775
CommScope Holding Co., Inc.*	248,276	8,245,246
EchoStar Corp., Class A*	13,195	755,150
Harris Corp.	68,145	8,973,333
Juniper Networks, Inc.	324,825	9,039,879
Motorola Solutions, Inc.	41,403	3,513,873

		37,131,679

Electronic Equipment, Instruments & Components (1.3%)
Arrow Electronics, Inc.*	121,386	9,760,648
Avnet, Inc.	118,159	4,643,649
Dolby Laboratories, Inc., Class A	15,346	882,702
FLIR Systems, Inc.	17,730	689,874
Jabil, Inc.	48,922	1,396,723
Keysight Technologies, Inc.*	244,838	10,199,951
National Instruments Corp.	6,307	265,966
Trimble, Inc.*	14,506	569,361

		28,408,874

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	47,123	2,295,833
LogMeIn, Inc.	5,384	592,509
Twitter, Inc.*	175,212	2,955,826
VeriSign, Inc.(x)*	36,543	3,887,810
Zillow Group, Inc., Class A*	4,584	184,048
Zillow Group, Inc., Class C(x)*	9,040	363,498

		10,279,524

IT Services (1.2%)
Amdocs Ltd.	40,608	2,611,907
Booz Allen Hamilton Holding Corp.	113,590	4,247,130
Broadridge Financial Solutions, Inc.	23,409	1,891,915
Conduent, Inc.*	53,074	831,670
CoreLogic, Inc.*	9,522	440,107
DST Systems, Inc.	15,384	844,274
Fidelity National Information Services, Inc.	39,615	3,699,645
Leidos Holdings, Inc.	39,707	2,351,449
Sabre Corp.	13,108	237,255
Teradata Corp.(x)*	35,162	1,188,124
Vantiv, Inc., Class A(x)*	94,400	6,652,367
WEX, Inc.*	2,264	254,066

		25,249,909

Semiconductors & Semiconductor Equipment (1.0%)
Axcelis Technologies, Inc.*	11,418	312,282
Cypress Semiconductor Corp.(x)	84,128	1,263,603
First Solar, Inc.(x)*	22,770	1,044,688
Marvell Technology Group Ltd.	112,509	2,013,911
Microsemi Corp.*	134,476	6,922,825
ON Semiconductor Corp.*	6,717	124,063
Qorvo, Inc.*	16,911	1,195,269
Silicon Motion Technology Corp. (ADR)(x)	107,904	5,182,629
Teradyne, Inc.	52,027	1,940,087
Versum Materials, Inc.	27,637	1,072,868
Xilinx, Inc.	3,866	273,829

		21,346,054

Software (0.7%)
Autodesk, Inc.*	10,557	1,185,129
CA, Inc.	88,098	2,940,711
FireEye, Inc.(x)*	48,946	820,824
Guidewire Software, Inc.*	12,604	981,347
Nuance Communications, Inc.*	80,274	1,261,907
SS&C Technologies Holdings, Inc.	111,292	4,468,375
Synopsys, Inc.*	38,587	3,107,411
Zynga, Inc., Class A*	211,788	800,559

		15,566,263

Technology Hardware, Storage & Peripherals (0.4%)
NetApp, Inc.	10,788	472,083
Western Digital Corp.	69,938	6,042,643
Xerox Corp.	64,191	2,136,918

		8,651,644

Total Information Technology		146,633,947

Materials (4.2%)
Chemicals (2.0%)
Albemarle Corp.	25,070	3,417,292
Ashland Global Holdings, Inc.	17,307	1,131,705
Axalta Coating Systems Ltd.*	277,116	8,014,194
Cabot Corp.	63,921	3,566,792
Celanese Corp.	69,394	7,235,712
CF Industries Holdings, Inc.	65,169	2,291,342
Eastman Chemical Co.	40,710	3,683,848
Huntsman Corp.	28,956	793,974
Mosaic Co. (The)	98,254	2,121,304
NewMarket Corp.	158	67,269
Olin Corp.	46,073	1,578,000
Platform Specialty Products Corp.*	33,492	373,436
RPM International, Inc.	3,166	162,542
Scotts Miracle-Gro Co. (The), Class A	985	95,880
Valvoline, Inc.	57,189	1,341,082
Westlake Chemical Corp.	65,243	5,421,041

		41,295,413

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	1,715	353,684
Vulcan Materials Co.	2,608	311,917

		665,601

Containers & Packaging (0.7%)
AptarGroup, Inc.	13,099	1,130,575
Ardagh Group SA	2,495	53,418
Avery Dennison Corp.	1,421	139,741
Ball Corp.	43,233	1,785,523
Bemis Co., Inc.	38,721	1,764,516
Crown Holdings, Inc.*	44,190	2,639,027
Graphic Packaging Holding Co.	26,440	368,838

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
International Paper Co.	10,401	$590,985
Owens-Illinois, Inc.*	10,121	254,644
Sealed Air Corp.	26,593	1,136,053
Sonoco Products Co.	27,394	1,382,027
WestRock Co.	69,414	3,937,856

		15,183,203

Metals & Mining (1.4%)
Alcoa Corp.*	99,377	4,632,956
Freeport-McMoRan, Inc.*	303,863	4,266,237
Newmont Mining Corp.	149,505	5,607,932
Nucor Corp.	89,273	5,002,859
Reliance Steel & Aluminum Co.	73,436	5,593,620
Royal Gold, Inc.	11,469	986,793
Southern Copper Corp.	2,522	100,275
Steel Dynamics, Inc.	56,609	1,951,312
Tahoe Resources, Inc.	86,208	454,316
United States Steel Corp.(x)	48,732	1,250,463

		29,846,763

Paper & Forest Products (0.1%)
Domtar Corp.	17,360	753,250
Louisiana-Pacific Corp.*	86,988	2,355,635

		3,108,885

Total Materials		90,099,865

Real Estate (9.8%)
Equity Real Estate Investment Trusts (REITs) (9.3%)
Alexandria Real Estate Equities, Inc. (REIT)	25,873	3,078,111
American Assets Trust, Inc. (REIT)	42,845	1,703,946
American Campus Communities, Inc. (REIT)	131,511	5,806,211
American Homes 4 Rent (REIT), Class A	66,943	1,453,333
Apartment Investment & Management Co. (REIT), Class A	43,577	1,911,287
Apple Hospitality REIT (REIT), Inc.	58,857	1,112,986
AvalonBay Communities, Inc. (REIT)	38,493	6,867,921
Boston Properties, Inc. (REIT)	36,617	4,499,497
Brandywine Realty Trust (REIT)	48,380	846,166
Brixmor Property Group, Inc. (REIT)	85,420	1,605,896
Camden Property Trust (REIT)	25,387	2,321,641
Colony NorthStar, Inc. (REIT), Class A	292,103	3,668,814
Columbia Property Trust (REIT), Inc.	34,174	743,968
CoreCivic, Inc. (REIT)	32,950	882,072
Corporate Office Properties Trust (REIT)	114,334	3,753,585
CubeSmart (REIT)	277,709	7,209,325
CyrusOne, Inc. (REIT)	3,038	179,029
DCT Industrial Trust, Inc. (REIT)	25,742	1,490,977
DDR Corp. (REIT)	86,629	793,522
Digital Realty Trust, Inc. (REIT)	13,520	1,599,822
Douglas Emmett, Inc. (REIT)	7,965	313,980
Duke Realty Corp. (REIT)	99,357	2,863,469
Empire State Realty Trust (REIT), Inc., Class A	35,559	730,382
EPR Properties (REIT)	17,543	1,223,449
Equity Commonwealth (REIT)*	33,698	1,024,419
Equity LifeStyle Properties, Inc. (REIT)	47,569	4,047,171
Essex Property Trust, Inc. (REIT)	18,256	4,637,572
Extra Space Storage, Inc. (REIT)	39,008	3,117,519
Federal Realty Investment Trust (REIT)	12,332	1,531,758
Forest City Realty Trust, Inc. (REIT), Class A	134,390	3,428,289
Gaming and Leisure Properties, Inc. (REIT)	38,105	1,405,693
GGP, Inc. (REIT)	172,373	3,580,187
HCP, Inc. (REIT)	131,302	3,654,135
Healthcare Trust of America, Inc. (REIT), Class A	55,476	1,653,185
Highwoods Properties, Inc. (REIT)	28,421	1,480,450
Hospitality Properties Trust (REIT)	45,494	1,296,124
Host Hotels & Resorts, Inc. (REIT)	204,166	3,775,029
Hudson Pacific Properties, Inc. (REIT)	39,157	1,312,934
Invitation Homes, Inc. (REIT)	24,158	547,179
Iron Mountain, Inc. (REIT)	9,243	359,553
iStar, Inc. (REIT)(x)*	348,764	4,115,415
JBG SMITH Properties (REIT)*	24,098	824,393
Kilroy Realty Corp. (REIT)	26,962	1,917,537
Kimco Realty Corp. (REIT)	115,533	2,258,670
Lamar Advertising Co. (REIT), Class A	2,524	172,970
LaSalle Hotel Properties (REIT)	13,040	378,421
Liberty Property Trust (REIT)	41,151	1,689,660
Life Storage, Inc. (REIT)	39,857	3,260,701
Macerich Co. (The) (REIT)	38,282	2,104,362
Medical Properties Trust, Inc. (REIT)	101,401	1,331,395
Mid-America Apartment Communities, Inc. (REIT)	68,014	7,269,335
National Retail Properties, Inc. (REIT)	41,570	1,731,806
Omega Healthcare Investors, Inc. (REIT)	54,360	1,734,628
Outfront Media, Inc. (REIT)	33,238	836,933
Paramount Group, Inc. (REIT)	55,057	880,912
Park Hotels & Resorts, Inc. (REIT)	40,175	1,107,223
Piedmont Office Realty Trust, Inc. (REIT), Class A	40,583	818,153
Prologis, Inc. (REIT)	147,433	9,356,097
PS Business Parks, Inc. (REIT)	38,133	5,090,756
Rayonier, Inc. (REIT)	36,074	1,042,178
Realty Income Corp. (REIT)	76,364	4,367,257
Regency Centers Corp. (REIT)	41,694	2,586,696
Retail Properties of America, Inc. (REIT), Class A	64,561	847,686
Senior Housing Properties Trust (REIT)	64,463	1,260,252
SL Green Realty Corp. (REIT)	26,928	2,728,345
Spirit Realty Capital, Inc. (REIT)	135,484	1,161,098
STORE Capital Corp. (REIT)	275,558	6,853,127
Sun Communities, Inc. (REIT)	21,420	1,835,266
Tanger Factory Outlet Centers, Inc. (REIT)(x)	24,222	591,501
Taubman Centers, Inc. (REIT)	8,152	405,154
UDR, Inc. (REIT)	74,112	2,818,479
Uniti Group, Inc. (REIT)(x)	46,334	679,256
Ventas, Inc. (REIT)	99,166	6,458,682
VEREIT, Inc. (REIT)	273,482	2,267,166
Vornado Realty Trust (REIT)	48,091	3,697,236
Weingarten Realty Investors (REIT)	33,634	1,067,543
Welltower, Inc. (REIT)	102,507	7,204,191
Weyerhaeuser Co. (REIT)	208,780	7,104,783
WP Carey, Inc. (REIT)	29,504	1,988,275

		197,354,124

Real Estate Management & Development (0.5%)
CBRE Group, Inc., Class A*	46,081	1,745,548
Howard Hughes Corp. (The)*	9,506	1,121,043
Jones Lang LaSalle, Inc.	50,474	6,233,539

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Realogy Holdings Corp.	37,542	$1,237,009

		10,337,139

Total Real Estate		207,691,263

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.4%)
CenturyLink, Inc.(x)	151,094	2,855,677
Level 3 Communications, Inc.*	82,570	4,400,155

		7,255,832

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA (SDR)	55,732	3,677,878
Telephone & Data Systems, Inc.	27,092	755,596
United States Cellular Corp.*	3,840	135,936

		4,569,410

Total Telecommunication Services		11,825,242

Utilities (6.5%)
Electric Utilities (2.6%)
Alliant Energy Corp.	192,712	8,011,038
Avangrid, Inc.(x)	15,843	751,275
Edison International	88,816	6,853,931
Entergy Corp.	50,204	3,833,577
Eversource Energy	88,695	5,360,726
FirstEnergy Corp.	124,182	3,828,531
Fortis, Inc.	47,678	1,705,442
Great Plains Energy, Inc.	156,275	4,735,133
Hawaiian Electric Industries, Inc.	30,321	1,011,812
OGE Energy Corp.	55,812	2,010,906
Pinnacle West Capital Corp.	31,045	2,625,165
PPL Corp.	191,604	7,271,372
Westar Energy, Inc.	39,636	1,965,946
Xcel Energy, Inc.	142,068	6,722,658

		56,687,512

Gas Utilities (0.9%)
Atmos Energy Corp.	28,783	2,413,167
National Fuel Gas Co.(x)	22,512	1,274,404
UGI Corp.	334,687	15,683,433

		19,371,004

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp.	184,987	2,038,556
Calpine Corp.*	100,516	1,482,611
NRG Energy, Inc.	67,174	1,718,983
Vistra Energy Corp.	67,542	1,262,360

		6,502,510

Multi-Utilities (2.4%)
Ameren Corp.	67,775	3,920,106
CenterPoint Energy, Inc.	120,594	3,522,551
CMS Energy Corp.	78,092	3,617,221
Consolidated Edison, Inc.	85,609	6,906,934
DTE Energy Co.	50,017	5,369,825
MDU Resources Group, Inc.	54,313	1,409,422
NiSource, Inc.	90,730	2,321,781
Public Service Enterprise Group, Inc.	141,429	6,541,091
SCANA Corp.	36,794	1,784,141
Sempra Energy	70,248	8,017,405
Vectren Corp.	23,255	1,529,481
WEC Energy Group, Inc.	88,320	5,544,730

		50,484,688

Water Utilities (0.3%)
American Water Works Co., Inc.	49,864	4,034,496
Aqua America, Inc.	49,759	1,651,501

		5,685,997

Total Utilities		138,731,711

Total Common Stocks (78.7%) (Cost $1,262,716,969)		1,667,995,235

EXCHANGE TRADED FUNDS:
iShares Core S&P Mid-Cap Fund	3,855	689,660
iShares Morningstar Mid-Cap Fund	4,666	815,757
iShares Morningstar Mid-Cap Growth Fund	3,030	574,700
iShares Morningstar Mid-Cap Value Fund(x)‡	132,937	20,085,451
iShares Russell Mid-Cap Fund	2,905	572,721
iShares Russell Mid-Cap Growth Fund(x)	6,454	730,528
iShares Russell Mid-Cap Value Fund(x)	754,375	64,069,068
iShares S&P Mid-Cap 400 Growth Fund(x)	7,260	1,469,134
iShares S&P Mid-Cap 400 Value Fund(x)	380,621	58,132,245
SPDR S&P 400 MidCap Value Fund(x)	23,094	2,286,537
Vanguard Mid-Cap Growth Fund(x)	6,600	803,550
Vanguard Mid-Cap Value Fund(x)	548,200	57,911,848

Total Exchange Traded Funds (9.8%) (Cost $92,054,208)		208,141,199

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)(x)*† (Cost $—)	1,953	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.9%)
JPMorgan Prime Money Market Fund, IM Shares	126,542,607	126,580,570

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.5%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price 4,200,560, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $4,286,287.(xx)	$4,200,000	4,200,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price 5,600,490, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $5,712,002.(xx)	5,600,000	5,600,000

See Notes to Portfolio of Investments.

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AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price 2,700,281, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $2,754,013.(xx)	$2,700,000	$2,700,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price 6,900,690, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $7,038,024.(xx)	6,900,000	6,900,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price 1,900,198, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $1,938,018.(xx)	1,900,000	1,900,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price 5,300,530, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $5,406,028.(xx)	5,300,000	5,300,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price 1,580,446, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,611,913.(xx)	1,580,306	1,580,306
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price 6,300,546, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $6,430,899.(xx)	6,300,000	6,300,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price 4,000,832, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $4,083,111.(xx)	4,000,000	4,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price 12,001,060, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $12,240,001.(xx)	12,000,000	12,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price 10,002,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $10,200,023.(xx)	10,000,000	10,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price 2,000,175, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $2,040,060.(xx)	2,000,000	2,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price 10,002,061, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $10,200,000.(xx)	10,000,000	10,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price 1,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $1,020,001.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		73,480,306

Total Short-Term Investments (9.4%) (Cost $200,035,309)		200,060,876

Total Investments (97.9%) (Cost $1,554,806,486)		2,076,197,310
Other Assets Less Liabilities (2.1%)		44,619,738

Net Assets (100%)		$2,120,817,048

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

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AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $73,505,062. This was secured by cash collateral of $73,480,306 which was subsequently invested in joint repurchase agreements with a total value of $73,480,306, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,613,202 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/5/17-11/15/46.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

HKD — Hong Kong Dollar

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares Morningstar Mid-Cap Value Fund	132,937	19,194,773	—	—	—	890,678	20,085,451	288,521	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	707	12/2017	USD	52,774,015	3,308,221
S&P 500 E-Mini Index	419	12/2017	USD	52,712,295	1,101,058
S&P Midcap 400 E-Mini Index	586	12/2017	USD	105,228,020	4,698,271

					9,107,550

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	57,481	USD	76,972	Commonwealth Bank of Australia	10/03/2017	52
USD	3,737	HKD	29,185	State Street Bank & Trust	10/03/2017	1
USD	1,363	HKD	10,650	HSBC Bank plc	10/04/2017	—
USD	147,697	JPY	16,611,552	Credit Suisse	10/04/2017	64

Total unrealized appreciation						117

USD	157,586	JPY	17,779,744	BNP Paribas	10/03/2017	(421)
USD	3,796	SEK	30,977	Standard Chartered Bank	10/03/2017	(7)

Total unrealized depreciation						(428)

Net unrealized depreciation						(311)

See Notes to Portfolio of Investments.

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EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$199,477,605	$1,389,558	$—		$200,867,163
Consumer Staples	78,820,460	—	—		78,820,460
Energy	116,641,013	—	—		116,641,013
Financials	365,900,883	3,165,050	—		369,065,933
Health Care	103,588,276	—	—		103,588,276
Industrials	199,742,303	4,288,059	—		204,030,362
Information Technology	146,633,947	—	—		146,633,947
Materials	90,099,865	—	—		90,099,865
Real Estate	207,691,263	—	—		207,691,263
Telecommunication Services	8,147,364	3,677,878	—		11,825,242
Utilities	138,731,711	—	—		138,731,711
Exchange Traded Funds	208,141,199	—	—		208,141,199
Forward Currency Contracts	—	117	—		117
Futures	9,107,550	—	—		9,107,550
Rights
Information Technology	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	126,580,570	—	—		126,580,570
Repurchase Agreements	—	73,480,306	—		73,480,306

Total Assets	$1,999,304,009	$86,000,968	$—		$2,085,304,977

Liabilities:
Forward Currency Contracts	$—	$(428)	$—		$(428)

Total Liabilities	$—	$(428)	$—		$(428)

Total	$1,999,304,009	$86,000,540	$—		$2,085,304,549

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

See Notes to Portfolio of Investments.

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EQ ADVISORS TRUST

AXA MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$605,383,332
Aggregate gross unrealized depreciation	(89,037,968)

Net unrealized appreciation	$516,345,364

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,568,959,185

See Notes to Portfolio of Investments.

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AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.3%)
Auto Components (0.3%)
Aisin Seiki Co. Ltd.	1,046	$55,124
BorgWarner, Inc.	1,450	74,284
Bridgestone Corp.	3,935	178,557
Cie Generale des Etablissements Michelin	1,050	153,263
Continental AG	669	169,801
Delphi Automotive plc	1,950	191,879
Denso Corp.	2,913	147,378
GKN plc	10,140	47,013
Goodyear Tire & Rubber Co. (The)	1,800	59,850
Koito Manufacturing Co. Ltd.	661	41,472
NGK Spark Plug Co. Ltd.	1,049	22,327
NOK Corp.	715	16,012
Nokian Renkaat OYJ(x)	758	33,712
Schaeffler AG (Preference)(q)	1,036	16,714
Stanley Electric Co. Ltd.	825	28,264
Sumitomo Electric Industries Ltd.	4,426	72,295
Sumitomo Rubber Industries Ltd.	1,201	22,008
Toyoda Gosei Co. Ltd.	400	9,452
Toyota Industries Corp.	1,006	57,843
Valeo SA	1,456	108,035
Yokohama Rubber Co. Ltd. (The)	751	15,484

		1,520,767

Automobiles (0.8%)
Bayerische Motoren Werke AG	1,996	202,479
Bayerische Motoren Werke AG (Preference)(q)	365	32,518
Daimler AG (Registered)	5,788	461,551
Ferrari NV	731	80,781
Fiat Chrysler Automobiles NV*	6,326	113,347
Ford Motor Co.	28,850	345,335
General Motors Co.	10,100	407,838
Harley-Davidson, Inc.	1,250	60,263
Honda Motor Co. Ltd.	10,359	306,742
Isuzu Motors Ltd.	3,110	41,209
Mazda Motor Corp.	3,417	52,382
Mitsubishi Motors Corp.	3,935	31,123
Nissan Motor Co. Ltd.	13,662	135,315
Peugeot SA	3,026	72,065
Porsche Automobil Holding SE (Preference)(q)	945	60,424
Renault SA	1,105	108,542
Subaru Corp.	3,754	135,448
Suzuki Motor Corp.	2,034	106,684
Toyota Motor Corp.	15,548	927,146
Volkswagen AG	203	34,369
Volkswagen AG (Preference)(q)	1,122	183,001
Yamaha Motor Co. Ltd.	1,741	52,141

		3,950,703

Distributors (0.0%)
Genuine Parts Co.	1,100	105,215
Jardine Cycle & Carriage Ltd.	700	20,302
LKQ Corp.*	2,200	79,178

		204,695

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	534	19,267
H&R Block, Inc.	1,500	39,720

		58,987

Hotels, Restaurants & Leisure (0.9%)
Accor SA	1,104	54,848
Aristocrat Leisure Ltd.	3,178	52,349
Carnival Corp.	3,050	196,939
Carnival plc	1,160	73,725
Chipotle Mexican Grill, Inc.(x)*	250	76,958
Compass Group plc	9,492	201,346
Crown Resorts Ltd.	2,137	18,959
Darden Restaurants, Inc.	900	70,902
Domino’s Pizza Enterprises Ltd.(x)	353	12,687
Flight Centre Travel Group Ltd.	430	15,182
Galaxy Entertainment Group Ltd.	13,757	96,860
Genting Singapore plc	31,700	27,343
Hilton Worldwide Holdings, Inc.	1,516	105,286
InterContinental Hotels Group plc	1,131	59,834
Marriott International, Inc., Class A	2,320	255,802
McDonald’s Corp.	6,050	947,913
McDonald’s Holdings Co. Japan Ltd.	400	17,703
Melco Resorts & Entertainment Ltd. (ADR)	1,457	35,143
Merlin Entertainments plc(m)	4,164	24,858
MGM China Holdings Ltd.	4,736	11,350
MGM Resorts International	3,581	116,705
Oriental Land Co. Ltd.	1,357	103,399
Paddy Power Betfair plc	500	49,888
Royal Caribbean Cruises Ltd.	1,200	142,248
Sands China Ltd.	14,185	73,816
Shangri-La Asia Ltd.	5,400	10,010
SJM Holdings Ltd.(x)	9,912	9,073
Sodexo SA	565	70,450
Starbucks Corp.	10,700	574,696
Tabcorp Holdings Ltd.(x)	3,533	11,833
Tatts Group Ltd.	7,359	22,974
TUI AG	2,601	44,124
Whitbread plc	1,131	57,075
Wyndham Worldwide Corp.	800	84,328
Wynn Macau Ltd.	7,822	21,078
Wynn Resorts Ltd.	600	89,352
Yum Brands, Inc.	2,450	180,345

		4,017,381

Household Durables (0.4%)
Barratt Developments plc	5,889	48,492
Berkeley Group Holdings plc	842	41,938
Casio Computer Co. Ltd.(x)	1,200	16,892
DR Horton, Inc.	2,450	97,829
Electrolux AB	1,443	49,004
Garmin Ltd.	800	43,176
Husqvarna AB, Class B	2,443	25,135
Iida Group Holdings Co. Ltd.	878	15,652
Leggett & Platt, Inc.	950	45,344
Lennar Corp., Class A	1,500	79,200
Mohawk Industries, Inc.*	450	111,380
Newell Brands, Inc.	3,500	149,345
Nikon Corp.	2,113	36,636
Panasonic Corp.	12,955	187,718
Persimmon plc	1,808	62,555
PulteGroup, Inc.	2,050	56,027
Rinnai Corp.	201	17,202
SEB SA	160	29,349
Sekisui Chemical Co. Ltd.	2,396	47,143
Sekisui House Ltd.	3,559	59,984
Sharp Corp.(x)*	884	26,674
Sony Corp.	7,548	280,789
Taylor Wimpey plc	19,346	50,681
Techtronic Industries Co. Ltd.	7,343	39,199
Whirlpool Corp.	550	101,442

		1,718,786

Internet & Direct Marketing Retail (0.9%)
Amazon.com, Inc.*	2,969	2,854,248
Expedia, Inc.	900	129,546
Netflix, Inc.*	3,200	580,320
Priceline Group, Inc. (The)*	372	681,065

See Notes to Portfolio of Investments.

1

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AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Rakuten, Inc.	5,497	$59,941
Start Today Co. Ltd.	1,245	39,444
TripAdvisor, Inc.(x)*	800	32,424
Zalando SE(m)*	718	35,981

		4,412,969

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,263	43,325
Hasbro, Inc.	800	78,137
Mattel, Inc.(x)	2,450	37,926
Sankyo Co. Ltd.	300	9,571
Sega Sammy Holdings, Inc.	1,000	13,970
Shimano, Inc.	467	62,211
Yamaha Corp.	1,064	39,241

		284,381

Media (1.2%)
Altice NV, Class A(x)*	2,845	56,978
Altice NV, Class B*	538	10,746
Axel Springer SE	281	18,057
CBS Corp. (Non-Voting), Class B	2,750	159,500
Charter Communications, Inc., Class A*	1,586	576,383
Comcast Corp., Class A	34,900	1,342,951
Dentsu, Inc.	1,297	56,940
Discovery Communications, Inc., Class A*	1,100	23,419
Discovery Communications, Inc., Class C*	1,500	30,390
DISH Network Corp., Class A*	1,625	88,124
Eutelsat Communications SA	1,166	34,535
Hakuhodo DY Holdings, Inc.	1,515	19,899
I-CABLE Communications Ltd.*	3,036	99
Interpublic Group of Cos., Inc. (The)	2,850	59,252
ITV plc	21,426	50,158
JCDecaux SA	468	17,523
Lagardere SCA	701	23,468
News Corp., Class A	2,750	36,465
News Corp., Class B	850	11,603
Omnicom Group, Inc.	1,700	125,919
Pearson plc	4,824	39,561
ProSiebenSat.1 Media SE	1,486	50,643
Publicis Groupe SA	1,238	86,460
REA Group Ltd.	342	17,974
RTL Group SA	225	17,030
Schibsted ASA, Class A	486	12,521
Schibsted ASA, Class B	561	13,243
Scripps Networks Interactive, Inc., Class A	700	60,123
SES SA (FDR)	2,287	50,033
Singapore Press Holdings Ltd.(x)	8,200	16,443
Sky plc	6,052	74,204
Telenet Group Holding NV*	321	21,238
Time Warner, Inc.	5,700	583,964
Toho Co. Ltd.	774	26,998
Twenty-First Century Fox, Inc., Class A	7,700	203,125
Twenty-First Century Fox, Inc., Class B	3,550	91,555
Viacom, Inc., Class B	2,600	72,384
Walt Disney Co. (The)	11,480	1,131,583
WPP plc	7,500	139,193

		5,450,684

Multiline Retail (0.2%)
Dollar General Corp.	1,850	149,942
Dollar Tree, Inc.*	1,700	147,594
Don Quijote Holdings Co. Ltd.	700	26,159
Harvey Norman Holdings Ltd.	2,361	7,186
Isetan Mitsukoshi Holdings Ltd.(x)	1,719	17,950
J Front Retailing Co. Ltd.	1,416	19,568
Kohl’s Corp.(x)	1,250	57,063
Macy’s, Inc.	2,200	48,004
Marks & Spencer Group plc	9,609	45,504
Marui Group Co. Ltd.(x)	1,100	15,749
Next plc	899	63,365
Nordstrom, Inc.	800	37,720
Ryohin Keikaku Co. Ltd.	156	45,958
Takashimaya Co. Ltd.	1,634	15,305
Target Corp.	4,000	236,039

		933,106

Specialty Retail (0.9%)
ABC-Mart, Inc.	265	13,989
Advance Auto Parts, Inc.	550	54,560
AutoZone, Inc.*	213	126,758
Best Buy Co., Inc.	1,950	111,072
CarMax, Inc.(x)*	1,350	102,344
Dixons Carphone plc	5,793	15,013
Dufry AG (Registered)*	208	33,036
Fast Retailing Co. Ltd.	325	95,861
Foot Locker, Inc.	950	33,459
Gap, Inc. (The)	1,600	47,248
Hennes & Mauritz AB, Class B	5,775	149,606
Hikari Tsushin, Inc.	126	15,788
Home Depot, Inc. (The)	8,850	1,447,505
Industria de Diseno Textil SA	6,524	245,856
Kingfisher plc	11,939	47,755
L Brands, Inc.	1,750	72,818
Lowe’s Cos., Inc.	6,350	507,618
Nitori Holdings Co. Ltd.	496	70,923
O’Reilly Automotive, Inc.*	700	150,759
Ross Stores, Inc.	2,900	187,253
Shimamura Co. Ltd.	130	15,597
Signet Jewelers Ltd.	500	33,275
Tiffany & Co.	750	68,835
TJX Cos., Inc. (The)	4,750	350,218
Tractor Supply Co.	950	60,126
Ulta Beauty, Inc.*	450	101,727
USS Co. Ltd.	1,229	24,793
Yamada Denki Co. Ltd.	3,360	18,364

		4,202,156

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	1,132	256,076
Asics Corp.	939	13,986
Burberry Group plc	2,746	64,762
Cie Financiere Richemont SA (Registered)	3,125	285,602
Coach, Inc.	2,000	80,560
Hanesbrands, Inc.(x)	2,650	65,296
Hermes International	189	95,282
HUGO BOSS AG	375	33,059
Kering	463	184,440
Li & Fung Ltd.	30,000	15,055
Luxottica Group SpA	1,045	58,407
LVMH Moet Hennessy Louis Vuitton SE	1,676	462,433
Michael Kors Holdings Ltd.*	1,150	55,028
NIKE, Inc., Class B	9,800	508,129
Pandora A/S	637	62,878
PVH Corp.	550	69,333
Ralph Lauren Corp.	400	35,316
Swatch Group AG (The)	187	77,786
Swatch Group AG (The) (Registered)	366	29,160
Under Armour, Inc., Class A(x)*	1,300	21,424
Under Armour, Inc., Class C(x)*	1,307	19,631
VF Corp.	2,300	146,211

See Notes to Portfolio of Investments.

2

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AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Yue Yuen Industrial Holdings Ltd.	3,500	$13,307

		2,653,161

Total Consumer Discretionary		29,407,776

Consumer Staples (4.9%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	4,561	546,072
Asahi Group Holdings Ltd.	2,300	93,124
Brown-Forman Corp., Class B	1,300	70,590
Carlsberg A/S, Class B	651	71,239
Coca-Cola Amatil Ltd.	3,360	20,373
Coca-Cola Bottlers Japan, Inc.	845	27,409
Coca-Cola Co. (The)	28,400	1,278,284
Coca-Cola European Partners plc	1,307	54,800
Coca-Cola HBC AG*	1,058	35,797
Constellation Brands, Inc., Class A	1,300	259,285
Diageo plc	14,963	491,837
Dr Pepper Snapple Group, Inc.	1,350	119,435
Heineken Holding NV	643	60,417
Heineken NV	1,403	138,709
Kirin Holdings Co. Ltd.	5,136	120,863
Molson Coors Brewing Co., Class B	1,350	110,214
Monster Beverage Corp.*	2,950	162,988
PepsiCo, Inc.	10,550	1,175,587
Pernod Ricard SA	1,282	177,354
Remy Cointreau SA	152	18,001
Suntory Beverage & Food Ltd.	822	36,598
Treasury Wine Estates Ltd.(x)	4,327	46,465

		5,115,441

Food & Staples Retailing (0.9%)
Aeon Co. Ltd.	3,516	51,947
Carrefour SA	3,463	69,968
Casino Guichard Perrachon SA	342	20,283
Colruyt SA(x)	355	18,182
Costco Wholesale Corp.	3,300	542,157
CVS Health Corp.	7,550	613,966
Distribuidora Internacional de Alimentacion SA	3,652	21,301
FamilyMart UNY Holdings Co. Ltd.	530	27,931
ICA Gruppen AB	491	18,453
J Sainsbury plc	9,700	30,922
Jeronimo Martins SGPS SA	1,410	27,814
Koninklijke Ahold Delhaize NV	7,782	145,505
Kroger Co. (The)	6,650	133,399
Lawson, Inc.	294	19,465
METRO AG*	1,069	22,597
Seven & i Holdings Co. Ltd.	4,540	175,306
Sundrug Co. Ltd.	420	17,393
Sysco Corp.	3,650	196,918
Tesco plc*	48,349	121,250
Tsuruha Holdings, Inc.	255	30,480
Walgreens Boots Alliance, Inc.	6,350	490,347
Wal-Mart Stores, Inc.	10,950	855,633
Wesfarmers Ltd.	6,772	219,543
Wm Morrison Supermarkets plc	13,122	41,163
Woolworths Ltd.	7,764	153,531

		4,065,454

Food Products (1.0%)
Ajinomoto Co., Inc.	3,346	65,299
Archer-Daniels-Midland Co.	4,150	176,417
Associated British Foods plc	2,117	90,578
Barry Callebaut AG (Registered)*	17	26,053
Calbee, Inc.	475	16,695
Campbell Soup Co.	1,400	65,548
Chocoladefabriken Lindt & Spruengli AG	7	39,939
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	69,345
Conagra Brands, Inc.	2,900	97,846
Danone SA	3,528	276,746
General Mills, Inc.	4,200	217,392
Golden Agri-Resources Ltd.(x)	37,100	10,257
Hershey Co. (The)	1,000	109,170
Hormel Foods Corp.	1,950	62,673
JM Smucker Co. (The)	850	89,191
Kellogg Co.	1,850	115,385
Kerry Group plc, Class A	973	94,069
Kikkoman Corp.(x)	864	26,567
Kraft Heinz Co. (The)	4,450	345,098
Marine Harvest ASA*	2,481	49,062
McCormick & Co., Inc. (Non-Voting)	850	87,244
MEIJI Holdings Co. Ltd.	761	60,325
Mondelez International, Inc., Class A	11,150	453,359
Nestle SA (Registered)	18,536	1,552,402
NH Foods Ltd.	1,192	32,786
Nisshin Seifun Group, Inc.	1,324	22,179
Nissin Foods Holdings Co. Ltd.	388	23,585
Orkla ASA	4,783	49,064
Tate & Lyle plc	2,513	21,838
Toyo Suisan Kaisha Ltd.	521	19,145
Tyson Foods, Inc., Class A	2,100	147,945
WH Group Ltd.(m)	47,895	50,890
Wilmar International Ltd.(x)	8,000	18,755
Yakult Honsha Co. Ltd.	521	37,550
Yamazaki Baking Co. Ltd.	821	14,826

		4,635,223

Household Products (0.7%)
Church & Dwight Co., Inc.	1,850	89,633
Clorox Co. (The)	950	125,315
Colgate-Palmolive Co.	6,550	477,168
Essity AB, Class B*	3,572	97,184
Henkel AG & Co. KGaA	617	75,074
Henkel AG & Co. KGaA (Preference)(q)	1,082	147,256
Kimberly-Clark Corp.	2,600	305,968
Lion Corp.	1,404	25,628
Procter & Gamble Co. (The)	18,897	1,719,248
Reckitt Benckiser Group plc	3,985	363,807
Unicharm Corp.	2,427	55,561

		3,481,842

Personal Products (0.4%)
Beiersdorf AG	622	66,920
Coty, Inc., Class A	3,401	56,219
Estee Lauder Cos., Inc. (The), Class A	1,700	183,328
Kao Corp.	2,958	174,023
Kose Corp.	218	24,972
L’Oreal SA	1,501	319,148
Pola Orbis Holdings, Inc.	612	18,519
Shiseido Co. Ltd.	2,287	91,500
Unilever NV (CVA)	9,740	576,046
Unilever plc	7,627	441,410

		1,952,085

Tobacco (0.8%)
Altria Group, Inc.	14,300	906,906
British American Tobacco plc	13,713	858,500
Imperial Brands plc	5,733	244,602
Japan Tobacco, Inc.	6,588	215,921
Philip Morris International, Inc.	11,500	1,276,615

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Swedish Match AB	1,117	$39,181

		3,541,725

Total Consumer Staples		22,791,770

Energy (3.0%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co.	3,050	111,691
Halliburton Co.	6,400	294,592
Helmerich & Payne, Inc.(x)	800	41,688
National Oilwell Varco, Inc.	2,750	98,258
Saipem SpA*	3,048	13,142
Schlumberger Ltd.	10,250	715,039
TechnipFMC plc*	3,358	93,755
Tenaris SA	2,691	38,166

		1,406,331

Oil, Gas & Consumable Fuels (2.7%)
Anadarko Petroleum Corp.	4,050	197,843
Andeavor	850	87,678
Apache Corp.	2,750	125,950
BP plc	117,157	749,314
Cabot Oil & Gas Corp.	3,350	89,613
Caltex Australia Ltd.	1,561	39,305
Chesapeake Energy Corp.(x)*	5,600	24,080
Chevron Corp.	14,000	1,644,999
Cimarex Energy Co.	700	79,569
Concho Resources, Inc.*	1,150	151,478
ConocoPhillips	9,100	455,455
Devon Energy Corp.	3,800	139,498
Enagas SA	1,315	37,029
Eni SpA	15,258	252,468
EOG Resources, Inc.	4,300	415,982
EQT Corp.	1,250	81,550
Exxon Mobil Corp.	31,358	2,570,728
Galp Energia SGPS SA	3,039	53,859
Hess Corp.	2,000	93,780
Idemitsu Kosan Co. Ltd.	805	22,714
Inpex Corp.	5,601	59,507
JXTG Holdings, Inc.	18,228	93,776
Kinder Morgan, Inc.	14,100	270,438
Koninklijke Vopak NV	403	17,673
Lundin Petroleum AB*	1,078	23,585
Marathon Oil Corp.	6,250	84,750
Marathon Petroleum Corp.	3,850	215,908
Neste OYJ	782	34,151
Newfield Exploration Co.*	1,400	41,538
Noble Energy, Inc.	3,300	93,588
Occidental Petroleum Corp.	5,650	362,787
Oil Search Ltd.	8,041	44,152
OMV AG	944	54,994
ONEOK, Inc.	2,812	155,813
Origin Energy Ltd.*	10,289	60,369
Phillips 66	3,200	293,152
Pioneer Natural Resources Co.	1,250	184,425
Range Resources Corp.	1,350	26,420
Repsol SA	7,371	135,817
Royal Dutch Shell plc, Class A	26,651	802,991
Royal Dutch Shell plc, Class B	22,344	686,995
Santos Ltd.*	11,088	34,964
Showa Shell Sekiyu KK	1,000	11,509
Snam SpA	13,140	63,301
Statoil ASA	6,875	137,509
TOTAL SA	14,043	754,269
Valero Energy Corp.	3,300	253,869
Williams Cos., Inc. (The)	6,050	181,561
Woodside Petroleum Ltd.	4,449	101,553

		12,594,256

Total Energy		14,000,587

Financials (8.7%)
Banks (4.4%)
ABN AMRO Group NV (CVA)(m)	2,240	67,087
Aozora Bank Ltd.	600	22,822
Australia & New Zealand Banking Group Ltd.	17,421	404,485
Banco Bilbao Vizcaya Argentaria SA	39,556	353,486
Banco de Sabadell SA	31,030	64,767
Banco Santander SA	94,869	662,326
Bank Hapoalim BM	6,251	43,733
Bank Leumi Le-Israel BM	8,557	45,390
Bank of America Corp.	73,500	1,862,489
Bank of East Asia Ltd. (The)	6,400	27,651
Bank of Ireland Group plc	4,951	40,522
Bank of Kyoto Ltd. (The)(x)	356	18,097
Bank of Queensland Ltd.	2,271	23,122
Bankia SA	5,787	27,906
Bankinter SA	3,645	34,481
Barclays plc	101,397	262,708
BB&T Corp.	6,000	281,640
Bendigo & Adelaide Bank Ltd.(x)	2,709	24,671
BNP Paribas SA	6,696	540,131
BOC Hong Kong Holdings Ltd.	21,800	105,908
CaixaBank SA	21,039	105,432
Chiba Bank Ltd. (The)	4,110	29,403
Chugoku Bank Ltd. (The)	1,000	13,704
Citigroup, Inc.	20,350	1,480,258
Citizens Financial Group, Inc.	3,700	140,119
Comerica, Inc.	1,250	95,325
Commerzbank AG*	6,246	84,969
Commonwealth Bank of Australia(x)	10,309	608,500
Concordia Financial Group Ltd.	6,868	33,942
Credit Agricole SA	6,783	123,299
Danske Bank A/S	4,492	179,644
DBS Group Holdings Ltd.	10,800	165,768
DNB ASA	5,735	115,571
Erste Group Bank AG*	1,885	81,418
Fifth Third Bancorp	5,500	153,890
Fukuoka Financial Group, Inc.	3,838	17,736
Hachijuni Bank Ltd. (The)	2,000	12,495
Hang Seng Bank Ltd.	4,500	109,683
Hiroshima Bank Ltd. (The)	1,000	8,096
HSBC Holdings plc	119,363	1,178,965
Huntington Bancshares, Inc.	8,000	111,680
ING Groep NV	23,055	425,080
Intesa Sanpaolo SpA	75,040	265,360
Intesa Sanpaolo SpA (RNC)	4,686	15,507
Japan Post Bank Co. Ltd.	2,197	27,139
JPMorgan Chase & Co.	26,300	2,511,912
KBC Group NV	1,540	130,503
KeyCorp	8,050	151,501
Kyushu Financial Group, Inc.	1,666	10,245
Lloyds Banking Group plc	422,640	383,580
M&T Bank Corp.	1,150	185,196
Mebuki Financial Group, Inc.	5,927	22,913
Mediobanca SpA	3,322	35,651
Mitsubishi UFJ Financial Group, Inc.	71,229	462,537
Mizrahi Tefahot Bank Ltd.	916	16,411
Mizuho Financial Group, Inc.	142,636	249,843
National Australia Bank Ltd.	16,041	396,351
Nordea Bank AB	18,211	246,841
Oversea-Chinese Banking Corp. Ltd.	18,400	151,383
People’s United Financial, Inc.	2,450	44,443

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
PNC Financial Services Group, Inc. (The)	3,550	$478,434
Raiffeisen Bank International AG*	853	28,586
Regions Financial Corp.	8,850	134,786
Resona Holdings, Inc.	12,956	66,550
Royal Bank of Scotland Group plc*	20,694	74,399
Seven Bank Ltd.	3,193	11,521
Shinsei Bank Ltd.	889	14,221
Shizuoka Bank Ltd. (The)	3,145	28,285
Skandinaviska Enskilda Banken AB, Class A	8,913	117,419
Societe Generale SA	4,593	268,899
Standard Chartered plc*	19,265	191,445
Sumitomo Mitsui Financial Group, Inc.	8,022	307,976
Sumitomo Mitsui Trust Holdings, Inc.	1,947	70,267
SunTrust Banks, Inc.	3,550	212,184
Suruga Bank Ltd.	1,022	22,034
Svenska Handelsbanken AB, Class A	8,933	134,792
Swedbank AB, Class A	5,515	152,485
UniCredit SpA*	12,082	257,320
United Overseas Bank Ltd.	8,018	138,909
US Bancorp	11,650	624,324
Wells Fargo & Co.	33,250	1,833,737
Westpac Banking Corp.	20,070	502,514
Yamaguchi Financial Group, Inc.	1,000	11,704
Zions Bancorp	1,450	68,411

		21,246,917

Capital Markets (1.5%)
3i Group plc	5,708	69,833
Affiliated Managers Group, Inc.	400	75,932
Ameriprise Financial, Inc.	1,150	170,787
ASX Ltd.	1,135	46,678
Bank of New York Mellon Corp. (The)	7,700	408,253
BlackRock, Inc.	900	402,381
CBOE Holdings, Inc.	668	71,897
Charles Schwab Corp. (The)	8,900	389,286
CME Group, Inc.	2,500	339,200
Credit Suisse Group AG (Registered)*	14,456	228,854
Daiwa Securities Group, Inc.	8,846	50,100
Deutsche Bank AG (Registered)	12,410	214,584
Deutsche Boerse AG	1,190	128,987
E*TRADE Financial Corp.*	1,950	85,040
Franklin Resources, Inc.	2,500	111,275
Goldman Sachs Group, Inc. (The)	2,700	640,412
Hargreaves Lansdown plc	1,459	28,935
Hong Kong Exchanges & Clearing Ltd.	7,000	188,182
Intercontinental Exchange, Inc.	4,350	298,845
Invesco Ltd.	2,950	103,368
Investec plc	3,851	28,124
Japan Exchange Group, Inc.	3,236	57,257
Julius Baer Group Ltd.*	1,357	80,298
London Stock Exchange Group plc	1,862	95,562
Macquarie Group Ltd.	1,987	141,708
Moody’s Corp.	1,200	167,052
Morgan Stanley	10,500	505,784
Nasdaq, Inc.	800	62,056
Natixis SA	5,605	44,848
Nomura Holdings, Inc.	21,309	119,304
Northern Trust Corp.	1,650	151,685
Partners Group Holding AG	109	73,954
Raymond James Financial, Inc.	940	79,270
S&P Global, Inc.	1,900	296,989
SBI Holdings, Inc.	1,143	17,207
Schroders plc	736	33,088
Singapore Exchange Ltd.	4,100	22,337
St James’s Place plc	3,093	47,497
State Street Corp.	2,650	253,181
T. Rowe Price Group, Inc.	1,750	158,638
UBS Group AG (Registered)*	21,777	372,189

		6,860,857

Consumer Finance (0.3%)
Acom Co. Ltd.*	2,130	8,253
AEON Financial Service Co. Ltd.	600	12,536
American Express Co.	5,500	497,530
Capital One Financial Corp.	3,600	304,776
Credit Saison Co. Ltd.	1,066	22,121
Discover Financial Services	2,750	177,320
Navient Corp.	2,100	31,542
Provident Financial plc(x)	925	10,294
Synchrony Financial	5,600	173,880

		1,238,252

Diversified Financial Services (0.7%)
AMP Ltd.	16,255	61,585
Berkshire Hathaway, Inc., Class B*	14,050	2,575,645
Challenger Ltd.	3,351	32,725
Eurazeo SA	286	25,565
EXOR NV	714	45,274
First Pacific Co. Ltd.	11,422	9,109
Groupe Bruxelles Lambert SA	522	54,909
Industrivarden AB, Class C	1,037	26,266
Investor AB, Class B	2,781	137,361
Kinnevik AB, Class B	1,434	46,762
L E Lundbergforetagen AB, Class B	285	22,779
Leucadia National Corp.	2,350	59,338
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,400	12,712
ORIX Corp.	7,770	125,294
Pargesa Holding SA	235	19,536
Wendel SA	174	28,184

		3,283,044

Insurance (1.8%)
Admiral Group plc	1,156	28,146
Aegon NV	9,837	57,295
Aflac, Inc.	2,950	240,101
Ageas	1,152	54,135
AIA Group Ltd.	71,754	529,088
Allianz SE (Registered)	2,733	613,563
Allstate Corp. (The)	2,700	248,157
American International Group, Inc.	6,507	399,464
Aon plc	2,000	292,200
Arthur J Gallagher & Co.	1,350	83,093
Assicurazioni Generali SpA	7,381	137,484
Assurant, Inc.	400	38,208
Aviva plc	23,813	164,174
Baloise Holding AG (Registered)	302	47,779
Brighthouse Financial, Inc.*	727	44,202
Chubb Ltd.	3,500	498,924
Cincinnati Financial Corp.	1,100	84,227
CNP Assurances	1,080	25,312
Dai-ichi Life Holdings, Inc.	6,327	113,523
Direct Line Insurance Group plc	8,132	39,621
Everest Re Group Ltd.	304	69,431
Gjensidige Forsikring ASA	1,219	21,213
Hannover Rueck SE	357	43,017
Hartford Financial Services Group, Inc. (The)	2,650	146,890
Insurance Australia Group Ltd.	13,179	65,851
Japan Post Holdings Co. Ltd.	9,252	109,273
Legal & General Group plc	35,218	122,652

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Lincoln National Corp.	1,650	$121,242
Loews Corp.	2,000	95,720
Mapfre SA	5,416	17,629
Marsh & McLennan Cos., Inc.	3,850	322,669
Medibank Pvt Ltd.	16,145	36,979
MetLife, Inc.	8,000	415,599
MS&AD Insurance Group Holdings, Inc.	2,809	90,442
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	923	197,343
NN Group NV	1,904	79,684
Old Mutual plc	29,157	75,875
Poste Italiane SpA(m)	3,110	22,900
Principal Financial Group, Inc.	1,950	125,463
Progressive Corp. (The)	4,200	203,364
Prudential Financial, Inc.	3,150	334,907
Prudential plc	15,355	367,584
QBE Insurance Group Ltd.	8,046	63,176
RSA Insurance Group plc	6,100	50,924
Sampo OYJ, Class A	2,722	143,870
SCOR SE	1,027	43,060
Sompo Holdings, Inc.	2,201	85,634
Sony Financial Holdings, Inc.	1,185	19,440
Standard Life Aberdeen plc	15,862	92,141
Suncorp Group Ltd.	7,549	77,275
Swiss Life Holding AG (Registered)*	199	70,097
Swiss Re AG	1,957	177,239
T&D Holdings, Inc.	3,111	45,162
Tokio Marine Holdings, Inc.	4,118	161,097
Torchmark Corp.	800	64,072
Travelers Cos., Inc. (The)	2,050	251,166
Tryg A/S	811	18,729
UnipolSai Assicurazioni SpA	5,688	13,284
Unum Group	1,650	84,365
Willis Towers Watson plc	950	146,519
XL Group Ltd.	1,850	72,983
Zurich Insurance Group AG	902	275,160

		8,779,816

Total Financials		41,408,886

Health Care (6.9%)
Biotechnology (1.2%)
AbbVie, Inc.	11,750	1,044,104
Alexion Pharmaceuticals, Inc.*	1,650	231,479
Amgen, Inc.	5,450	1,016,153
Biogen, Inc.*	1,600	500,992
Celgene Corp.*	5,750	838,465
CSL Ltd.	2,730	286,864
Genmab A/S*	366	80,800
Gilead Sciences, Inc.	9,600	777,792
Grifols SA	1,752	51,042
Incyte Corp.*	1,282	149,661
Regeneron Pharmaceuticals, Inc.*	650	290,628
Shire plc	5,458	277,044
Vertex Pharmaceuticals, Inc.*	1,900	288,876

		5,833,900

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	12,748	680,232
Align Technology, Inc.*	559	104,125
Baxter International, Inc.	3,550	222,763
Becton Dickinson and Co.	1,750	342,913
Boston Scientific Corp.*	10,100	294,617
Cochlear Ltd.	343	42,835
Coloplast A/S, Class B	740	60,058
ConvaTec Group plc(m)	6,925	25,417
Cooper Cos., Inc. (The)	369	87,494
CR Bard, Inc.	550	176,275
CYBERDYNE, Inc.*	392	5,222
Danaher Corp.	4,550	390,299
DENTSPLY SIRONA, Inc.	1,650	98,687
Edwards Lifesciences Corp.*	1,550	169,431
Essilor International SA	1,253	155,126
Getinge AB, Class B	1,381	25,891
Hologic, Inc.*	2,000	73,380
Hoya Corp.	2,333	125,954
IDEXX Laboratories, Inc.*	671	104,334
Intuitive Surgical, Inc.*	300	313,764
Koninklijke Philips NV	5,566	229,785
Medtronic plc	10,100	785,476
Olympus Corp.	1,709	57,865
ResMed, Inc.	1,052	80,962
Smith & Nephew plc	5,234	94,543
Sonova Holding AG (Registered)	338	57,348
Straumann Holding AG (Registered)	57	36,613
Stryker Corp.	2,350	333,747
Sysmex Corp.	987	62,979
Terumo Corp.	2,006	78,885
Varian Medical Systems, Inc.*	650	65,039
William Demant Holding A/S*	789	20,827
Zimmer Biomet Holdings, Inc.	1,550	181,490

		5,584,376

Health Care Providers & Services (1.0%)
Aetna, Inc.	2,450	389,575
Alfresa Holdings Corp.	1,024	18,737
AmerisourceBergen Corp.	1,200	99,300
Anthem, Inc.	1,950	370,266
Cardinal Health, Inc.	2,300	153,916
Centene Corp.*	1,250	120,963
Cigna Corp.	1,900	355,186
DaVita, Inc.*	1,150	68,299
Envision Healthcare Corp.*	858	38,567
Express Scripts Holding Co.*	4,400	278,608
Fresenius Medical Care AG & Co. KGaA	1,313	128,445
Fresenius SE & Co. KGaA	2,523	203,517
HCA Healthcare, Inc.*	2,100	167,139
Healthscope Ltd.(x)	8,719	11,421
Henry Schein, Inc.*	1,200	98,388
Humana, Inc.	1,100	267,993
Laboratory Corp. of America Holdings*	750	113,228
McKesson Corp.	1,550	238,096
Mediclinic International plc(x)	1,973	17,185
Medipal Holdings Corp.	939	16,306
Miraca Holdings, Inc.	416	19,335
Patterson Cos., Inc.	600	23,190
Quest Diagnostics, Inc.	1,000	93,640
Ramsay Health Care Ltd.	900	43,967
Ryman Healthcare Ltd.	1,623	10,867
Sonic Healthcare Ltd.	2,290	37,560
Suzuken Co. Ltd.	468	16,636
UnitedHealth Group, Inc.	7,150	1,400,327
Universal Health Services, Inc., Class B	650	72,111

		4,872,768

Health Care Technology (0.0%)
Cerner Corp.*	2,200	156,904
M3, Inc.	1,234	35,147

		192,051

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	2,350	150,870
Eurofins Scientific SE	71	44,861

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Illumina, Inc.*	1,100	$219,119
Lonza Group AG (Registered)*	447	117,249
Mettler-Toledo International, Inc.*	197	123,354
PerkinElmer, Inc.	750	51,728
QIAGEN NV(x)*	1,280	40,287
Quintiles IMS Holdings, Inc.*	926	88,035
Thermo Fisher Scientific, Inc.	2,900	548,679
Waters Corp.*	600	107,712

		1,491,894

Pharmaceuticals (3.2%)
Allergan plc	2,483	508,891
Astellas Pharma, Inc.	12,244	155,763
AstraZeneca plc	7,570	502,625
Bayer AG (Registered)	4,930	671,826
Bristol-Myers Squibb Co.	12,150	774,441
Chugai Pharmaceutical Co. Ltd.	1,421	58,974
Daiichi Sankyo Co. Ltd.	3,524	79,484
Eisai Co. Ltd.	1,585	81,359
Eli Lilly & Co.	7,200	615,888
GlaxoSmithKline plc	29,280	584,016
H Lundbeck A/S	409	23,600
Hikma Pharmaceuticals plc	982	15,935
Hisamitsu Pharmaceutical Co., Inc.	400	19,196
Ipsen SA	223	29,638
Johnson & Johnson	19,950	2,593,701
Kyowa Hakko Kirin Co. Ltd.	1,678	28,542
Merck & Co., Inc.	20,200	1,293,406
Merck KGaA	801	89,104
Mitsubishi Tanabe Pharma Corp.	1,318	30,219
Mylan NV*	3,400	106,658
Novartis AG (Registered)	13,240	1,133,470
Novo Nordisk A/S, Class B	11,100	530,649
Ono Pharmaceutical Co. Ltd.	2,441	55,306
Orion OYJ, Class B	673	31,228
Otsuka Holdings Co. Ltd.	2,410	95,757
Perrigo Co. plc	1,050	88,883
Pfizer, Inc.	44,050	1,572,586
Recordati SpA	619	28,532
Roche Holding AG	4,185	1,068,345
Sanofi	6,751	670,316
Santen Pharmaceutical Co. Ltd.	2,316	36,492
Shionogi & Co. Ltd.	1,752	95,770
Sumitomo Dainippon Pharma Co. Ltd.	900	11,709
Taisho Pharmaceutical Holdings Co. Ltd.	187	14,192
Takeda Pharmaceutical Co. Ltd.	4,271	235,859
Taro Pharmaceutical Industries Ltd.(x)*	107	12,058
Teva Pharmaceutical Industries Ltd. (ADR)	5,508	96,941
UCB SA	785	55,881
Vifor Pharma AG	314	36,966
Zoetis, Inc.	3,600	229,536

		14,363,742

Total Health Care		32,338,731

Industrials (6.2%)
Aerospace & Defense (1.2%)
Airbus SE	3,459	328,732
Arconic, Inc.	3,166	78,770
BAE Systems plc	18,625	157,607
Boeing Co. (The)	4,200	1,067,681
Cobham plc	14,141	27,609
Dassault Aviation SA	18	29,113
Elbit Systems Ltd.	173	25,416
General Dynamics Corp.	2,100	431,718
L3 Technologies, Inc.	650	122,480
Leonardo SpA	2,509	47,001
Lockheed Martin Corp.	1,850	574,036
Meggitt plc	4,155	29,008
Northrop Grumman Corp.	1,300	374,036
Raytheon Co.	2,150	401,147
Rockwell Collins, Inc.	1,250	163,388
Rolls-Royce Holdings plc*	9,859	117,182
Safran SA	1,890	193,089
Singapore Technologies Engineering Ltd.	7,900	20,035
Textron, Inc.	1,950	105,066
Thales SA	647	73,242
TransDigm Group, Inc.	400	102,260
United Technologies Corp.	5,500	638,439
Zodiac Aerospace	1,239	35,826

		5,142,881

Air Freight & Logistics (0.3%)
Bollore SA	5,156	25,771
CH Robinson Worldwide, Inc.(x)	1,000	76,100
Deutsche Post AG (Registered)	5,780	257,304
Expeditors International of Washington, Inc.	1,300	77,818
FedEx Corp.	1,800	406,044
Royal Mail plc	5,281	27,188
United Parcel Service, Inc., Class B	5,150	618,464
Yamato Holdings Co. Ltd.	2,140	43,199

		1,531,888

Airlines (0.2%)
Alaska Air Group, Inc.	900	68,643
American Airlines Group, Inc.	3,650	173,339
ANA Holdings, Inc.	619	23,417
Delta Air Lines, Inc.	5,450	262,798
Deutsche Lufthansa AG (Registered)	1,378	38,290
easyJet plc	1,105	18,020
International Consolidated Airlines Group SA	3,762	29,968
Japan Airlines Co. Ltd.	680	23,012
Qantas Airways Ltd.	1,589	7,267
Ryanair Holdings plc (ADR)*	100	10,542
Singapore Airlines Ltd.	2,700	19,985
Southwest Airlines Co.	4,450	249,111
United Continental Holdings, Inc.*	2,100	127,848

		1,052,240

Building Products (0.3%)
Allegion plc	700	60,529
AO Smith Corp.	1,092	64,898
Asahi Glass Co. Ltd.	1,183	43,893
Assa Abloy AB, Class B	6,114	139,622
Cie de Saint-Gobain	3,018	179,846
Daikin Industries Ltd.	1,523	154,229
Fortune Brands Home & Security, Inc.	1,089	73,213
Geberit AG (Registered)	229	108,334
Johnson Controls International plc	6,920	278,806
LIXIL Group Corp.	1,611	42,750
Masco Corp.	2,350	91,674
TOTO Ltd.	831	35,005

		1,272,799

Commercial Services & Supplies (0.2%)
Babcock International Group plc	1,424	15,790
Brambles Ltd.	9,307	65,704
Cintas Corp.	650	93,782
Dai Nippon Printing Co. Ltd.	1,557	37,263
Edenred	1,327	36,073
G4S plc	9,176	34,219
ISS A/S	1,098	44,155

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Park24 Co. Ltd.	765	$18,628
Republic Services, Inc.	1,650	108,999
Secom Co. Ltd.	1,270	92,571
Securitas AB, Class B	1,939	32,472
Societe BIC SA	195	23,370
Sohgo Security Services Co. Ltd.	423	19,397
Stericycle, Inc.*	600	42,972
Toppan Printing Co. Ltd.	3,078	30,527
Waste Management, Inc.	2,950	230,896

		926,818

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	1,525	56,514
Boskalis Westminster	517	18,072
Bouygues SA	1,329	63,065
CIMIC Group Ltd.	654	22,680
Eiffage SA	435	45,037
Ferrovial SA	2,989	65,797
Fluor Corp.	1,000	42,100
HOCHTIEF AG	124	20,921
Jacobs Engineering Group, Inc.	850	49,530
JGC Corp.	1,273	20,601
Kajima Corp.	5,273	52,390
Obayashi Corp.	3,810	45,676
Quanta Services, Inc.*	1,000	37,370
Shimizu Corp.	3,238	35,883
Skanska AB, Class B	2,149	49,788
Taisei Corp.	1,243	65,195
Vinci SA	3,035	288,400

		979,019

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	11,993	296,497
Acuity Brands, Inc.	350	59,948
AMETEK, Inc.	1,650	108,966
Eaton Corp. plc	3,300	253,407
Emerson Electric Co.	4,750	298,490
Fuji Electric Co. Ltd.	3,000	16,636
Legrand SA	1,631	117,743
Mabuchi Motor Co. Ltd.	296	14,810
Mitsubishi Electric Corp.	11,673	182,370
Nidec Corp.	1,460	179,313
OSRAM Licht AG	555	44,283
Prysmian SpA	1,209	40,838
Rockwell Automation, Inc.	950	169,300
Schneider Electric SE*	3,361	292,485
Siemens Gamesa Renewable Energy SA	1,410	18,406
Vestas Wind Systems A/S	1,283	115,131

		2,208,623

Industrial Conglomerates (1.0%)
3M Co.	4,400	923,560
CK Hutchison Holdings Ltd.	16,200	207,073
DCC plc	579	56,211
General Electric Co.	64,303	1,554,846
Honeywell International, Inc.	5,650	800,831
Jardine Matheson Holdings Ltd.	1,300	81,861
Jardine Strategic Holdings Ltd.	1,300	55,640
Keihan Holdings Co. Ltd.	448	13,130
Keppel Corp. Ltd.	8,500	40,669
NWS Holdings Ltd.	8,000	15,587
Roper Technologies, Inc.	750	182,550
Seibu Holdings, Inc.	1,013	17,303
Sembcorp Industries Ltd.(x)	5,000	10,911
Siemens AG (Registered)	4,563	642,847
Smiths Group plc	2,275	48,075
Toshiba Corp.*	23,809	66,650

		4,717,744

Machinery (1.1%)
Alfa Laval AB	1,845	45,055
Alstom SA	1,018	43,236
Amada Holdings Co. Ltd.	1,997	21,918
ANDRITZ AG	496	28,669
Atlas Copco AB, Class A	4,078	172,685
Atlas Copco AB, Class B	2,324	90,108
Caterpillar, Inc.	4,350	542,488
CNH Industrial NV	5,991	71,941
Cummins, Inc.	1,150	193,235
Deere & Co.	2,200	276,298
Dover Corp.	1,150	105,099
FANUC Corp.	1,157	234,330
Flowserve Corp.	950	40,461
Fortive Corp.	2,250	159,278
GEA Group AG	1,176	53,498
Hino Motors Ltd.	1,517	18,550
Hitachi Construction Machinery Co. Ltd.	600	17,783
Hoshizaki Corp.	325	28,565
IHI Corp.	861	29,932
Illinois Tool Works, Inc.	2,300	340,307
IMI plc	1,515	25,234
Ingersoll-Rand plc	1,900	169,423
JTEKT Corp.	1,160	16,061
Kawasaki Heavy Industries Ltd.	889	29,479
KION Group AG	422	40,385
Komatsu Ltd.	5,616	159,758
Kone OYJ, Class B	2,081	110,187
Kubota Corp.	6,209	112,868
Kurita Water Industries Ltd.	600	17,329
Makita Corp.	1,348	54,327
MAN SE	247	27,876
Metso OYJ	655	24,029
MINEBEA MITSUMI, Inc.	2,231	34,895
Mitsubishi Heavy Industries Ltd.	1,896	74,944
Nabtesco Corp.	674	25,037
NGK Insulators Ltd.	1,538	28,812
NSK Ltd.	2,174	29,309
PACCAR, Inc.	2,550	184,467
Parker-Hannifin Corp.	1,000	175,020
Pentair plc	1,200	81,552
Sandvik AB	6,677	115,179
Schindler Holding AG	247	54,560
Schindler Holding AG (Registered)	142	30,545
SKF AB, Class B	2,297	50,058
SMC Corp.	343	120,984
Snap-on, Inc.	450	67,055
Stanley Black & Decker, Inc.	1,100	166,067
Sumitomo Heavy Industries Ltd.	649	26,012
THK Co. Ltd.	700	23,826
Volvo AB, Class B	9,348	180,191
Wartsila OYJ Abp	944	66,831
Weir Group plc (The)	1,354	35,652
Xylem, Inc.	1,300	81,419
Yangzijiang Shipbuilding Holdings Ltd.	13,551	14,286

		4,967,093

Marine (0.0%)
AP Moller - Maersk A/S, Class A	24	44,102
AP Moller - Maersk A/S, Class B	39	74,082
Kuehne + Nagel International AG (Registered)	348	64,436
Mitsui OSK Lines Ltd.	600	18,192
Nippon Yusen KK*	848	17,623

		218,435

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.3%)
Adecco Group AG (Registered)*	987	$76,852
Bureau Veritas SA	1,619	41,781
Capita plc	3,973	30,080
Equifax, Inc.	900	95,391
Experian plc	5,622	112,927
IHS Markit Ltd.*	2,339	103,103
Intertek Group plc	955	63,755
Nielsen Holdings plc	2,450	101,553
Randstad Holding NV	711	43,983
Recruit Holdings Co. Ltd.	6,512	141,032
RELX NV	5,838	124,268
RELX plc	6,395	140,279
Robert Half International, Inc.	900	45,306
SEEK Ltd.(x)	1,808	23,556
SGS SA (Registered)	35	83,962
Verisk Analytics, Inc.*	1,150	95,669
Wolters Kluwer NV	1,781	82,294

		1,405,791

Road & Rail (0.5%)
Aurizon Holdings Ltd.	12,134	46,638
Central Japan Railway Co.	878	153,947
ComfortDelGro Corp. Ltd.(x)	11,000	16,868
CSX Corp.	6,800	368,968
DSV A/S	1,167	88,281
East Japan Railway Co.	1,995	184,120
Hankyu Hanshin Holdings, Inc.	1,418	53,809
JB Hunt Transport Services, Inc.	650	72,202
Kansas City Southern	800	86,944
Keikyu Corp.(x)	1,376	27,883
Keio Corp.	679	27,991
Keisei Electric Railway Co. Ltd.	914	25,302
Kintetsu Group Holdings Co. Ltd.	1,071	39,840
Kyushu Railway Co.	947	28,151
MTR Corp. Ltd.	8,600	50,202
Nagoya Railroad Co. Ltd.	1,088	23,424
Nippon Express Co. Ltd.	418	27,203
Norfolk Southern Corp.	2,150	284,316
Odakyu Electric Railway Co. Ltd.	1,730	32,824
Tobu Railway Co. Ltd.	1,000	27,461
Tokyu Corp.	3,163	44,778
Union Pacific Corp.	6,000	695,819
West Japan Railway Co.	1,038	72,155

		2,479,126

Trading Companies & Distributors (0.3%)
AerCap Holdings NV*	860	43,955
Ashtead Group plc	2,974	71,693
Brenntag AG	960	53,458
Bunzl plc	2,068	62,821
Fastenal Co.	2,100	95,718
Ferguson plc	1,558	102,215
ITOCHU Corp.	8,782	143,837
Marubeni Corp.	9,688	66,165
MISUMI Group, Inc.	1,781	46,897
Mitsubishi Corp.	9,103	211,588
Mitsui & Co. Ltd.	10,015	148,011
Rexel SA	1,899	32,858
Sumitomo Corp.	6,971	100,267
Toyota Tsusho Corp.	1,369	44,954
Travis Perkins plc	1,586	30,773
United Rentals, Inc.*	600	83,244
WW Grainger, Inc.(x)	400	71,900

		1,410,354

Transportation Infrastructure (0.1%)
Abertis Infraestructuras SA	4,181	84,500
Aena SME SA(m)	409	73,839
Aeroports de Paris	177	28,618
Atlantia SpA	2,686	84,792
Auckland International Airport Ltd.	5,589	25,998
Fraport AG Frankfurt Airport Services Worldwide	268	25,448
Groupe Eurotunnel SE (Registered)	2,566	30,934
Hutchison Port Holdings Trust(x)	26,207	11,007
Japan Airport Terminal Co. Ltd.	300	10,691
Kamigumi Co. Ltd.	752	17,398
SATS Ltd.	3,600	12,235
Sydney Airport	5,858	32,671
Transurban Group	11,986	111,693

		549,824

Total Industrials		28,862,635

Information Technology (9.0%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	36,900	1,240,946
F5 Networks, Inc.*	500	60,280
Harris Corp.	900	118,512
Juniper Networks, Inc.	2,750	76,533
Motorola Solutions, Inc.	1,200	101,844
Nokia OYJ	34,243	205,597
Telefonaktiebolaget LM Ericsson, Class B	18,011	103,424

		1,907,136

Electronic Equipment, Instruments & Components (0.4%)
Alps Electric Co. Ltd.(x)	1,202	31,715
Amphenol Corp., Class A	2,250	190,440
Corning, Inc.	6,800	203,456
FLIR Systems, Inc.	950	36,965
Hamamatsu Photonics KK	815	24,626
Hexagon AB, Class B	1,555	77,073
Hirose Electric Co. Ltd.	224	31,532
Hitachi High-Technologies Corp.	400	14,503
Hitachi Ltd.	28,363	199,858
Ingenico Group SA	357	33,839
Keyence Corp.	583	309,570
Kyocera Corp.	1,904	118,140
Murata Manufacturing Co. Ltd.	1,160	170,508
Nippon Electric Glass Co. Ltd.	543	21,015
Omron Corp.	1,172	59,681
Shimadzu Corp.	1,512	29,776
TDK Corp.	826	56,082
TE Connectivity Ltd.	2,600	215,956
Yaskawa Electric Corp.	1,487	47,111
Yokogawa Electric Corp.	1,227	20,893

		1,892,739

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*	1,250	60,900
Alphabet, Inc., Class A*	2,200	2,142,184
Alphabet, Inc., Class C*	2,250	2,157,998
Auto Trader Group plc(m)	5,789	30,447
DeNA Co. Ltd.	563	12,618
eBay, Inc.*	7,400	284,604
Facebook, Inc., Class A*	17,500	2,990,225
Kakaku.com, Inc.	760	9,685
Mixi, Inc.	334	16,117
United Internet AG (Registered)	758	47,186
VeriSign, Inc.(x)*	650	69,154
Yahoo Japan Corp.	7,631	36,214

		7,857,332

IT Services (1.5%)
Accenture plc, Class A	4,600	621,322
Alliance Data Systems Corp.	450	99,698
Amadeus IT Group SA	2,661	172,946
Atos SE	579	89,817

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Automatic Data Processing, Inc.	3,300	$360,756
Capgemini SE	999	117,080
Cognizant Technology Solutions Corp., Class A	4,300	311,922
Computershare Ltd.	2,551	28,955
CSRA, Inc.	1,050	33,884
DXC Technology Co.	2,088	179,317
Fidelity National Information Services, Inc.	2,400	224,136
Fiserv, Inc.*	1,600	206,336
Fujitsu Ltd.	11,630	86,394
Gartner, Inc.*	662	82,359
Global Payments, Inc.	1,100	104,533
International Business Machines Corp.	6,350	921,258
Mastercard, Inc., Class A	6,950	981,340
Nomura Research Institute Ltd.	873	34,059
NTT Data Corp.	3,900	41,729
Obic Co. Ltd.	379	23,846
Otsuka Corp.	316	20,248
Paychex, Inc.	2,350	140,906
PayPal Holdings, Inc.*	8,250	528,248
Total System Services, Inc.	1,200	78,600
Visa, Inc., Class A	13,700	1,441,787
Western Union Co. (The)	3,200	61,440
Worldpay Group plc(m)	11,828	64,508

		7,057,424

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	5,672	72,318
Analog Devices, Inc.	2,656	228,868
Applied Materials, Inc.	7,850	408,907
ASM Pacific Technology Ltd.	1,700	24,483
ASML Holding NV	2,241	381,536
Broadcom Ltd.	3,000	727,620
Disco Corp.	170	34,582
Infineon Technologies AG	6,883	173,032
Intel Corp.	34,750	1,323,279
KLA-Tencor Corp.	1,150	121,900
Lam Research Corp.	1,200	222,048
Microchip Technology, Inc.	1,650	148,137
Micron Technology, Inc.*	7,600	298,908
NVIDIA Corp.	4,450	795,526
NXP Semiconductors NV*	2,093	236,697
Qorvo, Inc.*	900	63,612
QUALCOMM, Inc.	10,850	562,464
Renesas Electronics Corp.*	2,977	32,435
Rohm Co. Ltd.	580	49,689
Skyworks Solutions, Inc.	1,350	137,565
STMicroelectronics NV	3,891	75,282
Texas Instruments, Inc.	7,400	663,336
Tokyo Electron Ltd.	952	146,195
Xilinx, Inc.	1,800	127,494

		7,055,913

Software (2.0%)
Activision Blizzard, Inc.	5,111	329,711
Adobe Systems, Inc.*	3,650	544,507
ANSYS, Inc.*	633	77,688
Autodesk, Inc.*	1,400	157,164
CA, Inc.	2,250	75,105
Cadence Design Systems, Inc.*	2,084	82,255
Check Point Software Technologies Ltd.*	813	92,698
Citrix Systems, Inc.*	1,150	88,343
Dassault Systemes SE	786	79,511
Electronic Arts, Inc.*	2,300	271,538
Gemalto NV	500	22,335
Intuit, Inc.	1,800	255,852
Konami Holdings Corp.	626	30,097
LINE Corp.*	241	8,706
Micro Focus International plc	2,612	83,547
Microsoft Corp.	57,050	4,249,654
Nexon Co. Ltd.	1,295	33,789
Nice Ltd.	404	32,208
Nintendo Co. Ltd.	683	252,259
Oracle Corp.	22,200	1,073,369
Oracle Corp. Japan	226	17,755
Red Hat, Inc.*	1,300	144,118
Sage Group plc (The)	6,334	59,286
salesforce.com, Inc.*	4,950	462,429
SAP SE	5,864	642,403
Symantec Corp.	4,300	141,083
Synopsys, Inc.*	1,109	89,308
Trend Micro, Inc.	737	36,285

		9,433,003

Technology Hardware, Storage & Peripherals (1.5%)
Apple, Inc.	38,419	5,921,136
Brother Industries Ltd.	1,343	31,246
Canon, Inc.	6,404	218,826
FUJIFILM Holdings Corp.	2,430	94,306
Hewlett Packard Enterprise Co.	12,250	180,198
HP, Inc.	12,350	246,506
Konica Minolta, Inc.	2,500	20,529
NEC Corp.	1,541	41,755
NetApp, Inc.	2,000	87,520
Ricoh Co. Ltd.	3,934	38,247
Seagate Technology plc	2,100	69,657
Seiko Epson Corp.	1,741	42,131
Western Digital Corp.	2,150	185,760
Xerox Corp.	1,550	51,600

		7,229,417

Total Information Technology		42,432,964

Materials (2.5%)
Chemicals (1.6%)
Air Liquide SA	2,321	309,568
Air Products & Chemicals, Inc.	1,600	241,952
Air Water, Inc.	903	16,660
Akzo Nobel NV	1,527	140,988
Albemarle Corp.	814	110,956
Arkema SA	445	54,567
Asahi Kasei Corp.	7,407	91,168
BASF SE	5,498	585,087
CF Industries Holdings, Inc.	1,700	59,772
Chr Hansen Holding A/S	588	50,430
Covestro AG(m)	664	57,093
Croda International plc	789	40,102
Daicel Corp.	1,807	21,776
DowDuPont, Inc.	17,355	1,201,486
Eastman Chemical Co.	1,050	95,015
Ecolab, Inc.	1,900	244,358
EMS-Chemie Holding AG (Registered)	55	36,578
Evonik Industries AG	1,048	37,431
FMC Corp.	950	84,845
Frutarom Industries Ltd.	289	22,230
FUCHS PETROLUB SE (Preference)(q)	406	24,036
Givaudan SA (Registered)	55	119,673
Hitachi Chemical Co. Ltd.	628	17,217
Incitec Pivot Ltd.	8,478	23,941
International Flavors & Fragrances, Inc.	600	85,746
Israel Chemicals Ltd.	2,163	9,595
Johnson Matthey plc	1,220	55,910

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
JSR Corp.	1,292	$24,548
K+S AG (Registered)	1,267	34,517
Kaneka Corp.	1,643	12,761
Kansai Paint Co. Ltd.	1,280	32,215
Koninklijke DSM NV	1,075	87,998
Kuraray Co. Ltd.	2,276	42,557
LANXESS AG	561	44,265
Linde AG	1,116	232,738
LyondellBasell Industries NV, Class A	2,450	242,673
Mitsubishi Chemical Holdings Corp.	8,550	81,454
Mitsubishi Gas Chemical Co., Inc.	1,142	26,763
Mitsui Chemicals, Inc.	1,079	32,806
Monsanto Co.	3,300	395,405
Mosaic Co. (The)	2,550	55,055
Nippon Paint Holdings Co. Ltd.	955	32,463
Nissan Chemical Industries Ltd.	723	25,444
Nitto Denko Corp.	1,031	85,962
Novozymes A/S, Class B	1,431	73,434
Orica Ltd.	2,372	36,784
PPG Industries, Inc.	1,950	211,887
Praxair, Inc.	2,100	293,453
Sherwin-Williams Co. (The)	600	214,824
Shin-Etsu Chemical Co. Ltd.	2,338	209,023
Sika AG	13	96,726
Solvay SA	461	68,870
Sumitomo Chemical Co. Ltd.	9,228	57,652
Symrise AG	776	58,946
Taiyo Nippon Sanso Corp.	871	10,310
Teijin Ltd.	1,098	21,643
Toray Industries, Inc.	8,616	83,576
Tosoh Corp.	1,730	38,989
Umicore SA	567	46,903
Yara International ASA	1,049	46,981

		6,897,805

Construction Materials (0.2%)
Boral Ltd.	6,933	36,817
CRH plc	5,019	191,454
Fletcher Building Ltd.	3,713	21,428
HeidelbergCement AG	928	95,389
Imerys SA	222	20,059
James Hardie Industries plc (CHDI)	2,560	35,583
LafargeHolcim Ltd. (Registered)*	2,755	161,030
Martin Marietta Materials, Inc.	500	103,115
Taiheiyo Cement Corp.	600	23,168
Vulcan Materials Co.	950	113,620

		801,663

Containers & Packaging (0.1%)
Amcor Ltd.	6,796	81,081
Avery Dennison Corp.	650	63,921
Ball Corp.	2,500	103,250
International Paper Co.	3,000	170,460
Packaging Corp. of America	699	80,161
Sealed Air Corp.	1,400	59,808
Toyo Seikan Group Holdings Ltd.	900	15,037
WestRock Co.	1,800	102,114

		675,832

Metals & Mining (0.6%)
Alumina Ltd.(x)	12,301	21,228
Anglo American plc	7,853	140,956
Antofagasta plc	2,237	28,447
ArcelorMittal*	3,929	101,348
BHP Billiton Ltd.	19,133	386,904
BHP Billiton plc	12,710	223,878
BlueScope Steel Ltd.(x)	3,386	29,136
Boliden AB	1,738	58,830
Fortescue Metals Group Ltd.(x)	9,136	36,835
Freeport-McMoRan, Inc.*	9,800	137,592
Fresnillo plc	1,272	23,948
Glencore plc*	72,365	331,634
Hitachi Metals Ltd.	1,357	18,885
JFE Holdings, Inc.	3,091	60,364
Kobe Steel Ltd.	1,817	20,766
Maruichi Steel Tube Ltd.	348	10,128
Mitsubishi Materials Corp.	656	22,678
Newcrest Mining Ltd.	4,498	74,163
Newmont Mining Corp.	3,850	144,414
Nippon Steel & Sumitomo Metal Corp.	4,497	103,248
Norsk Hydro ASA	7,891	57,366
Nucor Corp.	2,300	128,892
Randgold Resources Ltd.	589	57,734
Rio Tinto Ltd.	2,599	135,632
Rio Tinto plc	7,384	343,638
South32 Ltd.	29,376	75,349
Sumitomo Metal Mining Co. Ltd.	1,500	48,176
thyssenkrupp AG	2,262	67,037
voestalpine AG	743	37,888

		2,927,094

Paper & Forest Products (0.0%)
Mondi plc	2,319	62,305
Oji Holdings Corp.	5,099	27,506
Stora Enso OYJ, Class R	3,437	48,543
UPM-Kymmene OYJ	3,306	89,595

		227,949

Total Materials		11,530,343

Real Estate (1.6%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)	653	77,687
American Tower Corp. (REIT)	3,200	437,375
Apartment Investment & Management Co. (REIT), Class A	1,100	48,246
Ascendas REIT (REIT)	14,800	29,023
AvalonBay Communities, Inc. (REIT)	1,000	178,420
Boston Properties, Inc. (REIT)	1,150	141,312
British Land Co. plc (The) (REIT)	5,739	46,295
CapitaLand Commercial Trust (REIT)(x)	10,700	13,055
CapitaLand Mall Trust (REIT)	12,800	18,873
Crown Castle International Corp. (REIT)	2,750	274,944
Daiwa House REIT Investment Corp. (REIT)	10	23,941
Dexus (REIT)	5,679	42,319
Digital Realty Trust, Inc. (REIT)	1,150	136,080
Duke Realty Corp. (REIT)	2,637	75,998
Equinix, Inc. (REIT)	650	290,094
Equity Residential (REIT)	2,650	174,715
Essex Property Trust, Inc. (REIT)	500	127,015
Extra Space Storage, Inc. (REIT)	900	71,928
Federal Realty Investment Trust (REIT)	550	68,316
Fonciere Des Regions (REIT)	206	21,399
Gecina SA (REIT)	308	49,944
GGP, Inc. (REIT)	4,300	89,311
Goodman Group (REIT)	10,498	67,853
GPT Group (The) (REIT)	10,650	41,435
Hammerson plc (REIT)	4,246	30,553
HCP, Inc. (REIT)	3,400	94,622
Host Hotels & Resorts, Inc. (REIT)	5,450	100,771
ICADE (REIT)	235	20,962

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Intu Properties plc (REIT)	4,225	$13,050
Iron Mountain, Inc. (REIT)	1,750	68,075
Japan Prime Realty Investment Corp. (REIT)	5	16,707
Japan Real Estate Investment Corp. (REIT)	8	38,463
Japan Retail Fund Investment Corp. (REIT)	17	30,503
Kimco Realty Corp. (REIT)	3,100	60,605
Klepierre SA (REIT)	1,362	53,460
Land Securities Group plc (REIT)	4,471	58,263
Link REIT (REIT)	13,100	106,154
Macerich Co. (The) (REIT)	850	46,725
Mid-America Apartment Communities, Inc. (REIT)	832	88,924
Mirvac Group (REIT)	21,721	39,017
Nippon Building Fund, Inc. (REIT)	8	39,884
Nippon Prologis REIT, Inc. (REIT)	12	25,285
Nomura Real Estate Master Fund, Inc. (REIT)	24	31,204
Prologis, Inc. (REIT)	3,850	244,320
Public Storage (REIT)	1,100	235,389
Realty Income Corp. (REIT)	1,950	111,521
Regency Centers Corp. (REIT)	1,069	66,321
SBA Communications Corp. (REIT)*	900	129,645
Scentre Group (REIT)	31,489	97,071
Segro plc (REIT)	5,833	41,895
Simon Property Group, Inc. (REIT)	2,300	370,322
SL Green Realty Corp. (REIT)	750	75,990
Stockland (REIT)	14,303	48,243
Suntec REIT (REIT)(x)	12,000	16,499
UDR, Inc. (REIT)	1,950	74,159
Unibail-Rodamco SE (REIT)	603	146,635
United Urban Investment Corp. (REIT)	19	27,827
Ventas, Inc. (REIT)	2,650	172,595
Vicinity Centres (REIT)	17,667	36,862
Vornado Realty Trust (REIT)	1,250	96,100
Welltower, Inc (REIT)	2,650	186,242
Westfield Corp. (REIT)	11,584	71,238
Weyerhaeuser Co. (REIT)	5,550	188,867

		5,946,546

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	600	10,680
Azrieli Group Ltd.	296	16,430
CapitaLand Ltd.	15,000	39,589
CBRE Group, Inc., Class A*	2,150	81,442
City Developments Ltd.	2,000	16,705
CK Asset Holdings Ltd.	15,132	125,235
Daito Trust Construction Co. Ltd.	435	79,249
Daiwa House Industry Co. Ltd.	3,402	117,456
Deutsche Wohnen SE	2,156	91,531
Global Logistic Properties Ltd.	15,861	38,587
Hang Lung Group Ltd.	4,000	14,363
Hang Lung Properties Ltd.	11,800	28,006
Henderson Land Development Co. Ltd.	7,040	46,638
Hongkong Land Holdings Ltd.	6,900	49,473
Hulic Co. Ltd.	1,864	18,271
Hysan Development Co. Ltd.	3,000	14,114
Kerry Properties Ltd.	3,300	13,666
LendLease Group	3,349	47,075
Mitsubishi Estate Co. Ltd.	7,578	131,760
Mitsui Fudosan Co. Ltd.	5,447	118,113
New World Development Co. Ltd.	34,300	49,266
Nomura Real Estate Holdings, Inc.	700	14,918
Sino Land Co. Ltd.	18,000	31,615
Sumitomo Realty & Development Co. Ltd.	2,095	63,395
Sun Hung Kai Properties Ltd.	8,500	138,082
Swire Pacific Ltd., Class A	3,000	29,111
Swire Properties Ltd.	5,824	19,757
Swiss Prime Site AG (Registered)*	426	38,295
Tokyo Tatemono Co. Ltd.	1,356	17,341
Tokyu Fudosan Holdings Corp.	2,325	14,030
UOL Group Ltd.	2,000	11,972
Vonovia SE	2,877	122,412
Wharf Holdings Ltd. (The)	7,100	63,260
Wheelock & Co. Ltd.	4,200	29,545

		1,741,382

Total Real Estate		7,687,928

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	45,400	1,778,318
Bezeq The Israeli Telecommunication Corp. Ltd.	9,439	13,488
BT Group plc	49,517	188,376
CenturyLink, Inc.	4,050	76,545
Deutsche Telekom AG (Registered)	19,469	363,219
Elisa OYJ	887	38,181
HKT Trust & HKT Ltd.	22,160	26,921
Iliad SA	162	43,052
Inmarsat plc	2,488	21,454
Koninklijke KPN NV	20,204	69,369
Level 3 Communications, Inc.*	2,100	111,909
Nippon Telegraph & Telephone Corp.	4,164	190,835
Orange SA	12,010	196,737
PCCW Ltd.	22,200	12,021
Proximus SADP	979	33,735
Singapore Telecommunications Ltd.	48,600	131,525
Spark New Zealand Ltd.	9,195	24,242
Swisscom AG (Registered)	165	84,549
TDC A/S	4,764	27,912
Telecom Italia SpA*	66,845	62,611
Telecom Italia SpA (RNC)	30,291	22,769
Telefonica Deutschland Holding AG	4,398	24,680
Telefonica SA	27,063	294,013
Telenor ASA	4,409	93,223
Telia Co. AB	15,365	72,364
Telstra Corp. Ltd.	23,700	64,880
TPG Telecom Ltd.	1,442	5,508
Verizon Communications, Inc.	30,100	1,489,649
Vivendi SA	6,227	157,645

		5,719,730

Wireless Telecommunication Services (0.3%)
KDDI Corp.	10,757	283,635
Millicom International Cellular SA (SDR)	388	25,605
NTT DOCOMO, Inc.	8,125	185,606
SoftBank Group Corp.	4,966	400,899
StarHub Ltd.	3,000	5,750
Tele2 AB, Class B	2,123	24,293
Vodafone Group plc	157,434	440,488

		1,366,276

Total Telecommunication Services		7,086,006

Utilities (1.7%)
Electric Utilities (1.1%)
Alliant Energy Corp.	1,642	68,258
American Electric Power Co., Inc.	3,650	256,376

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
AusNet Services(x)	8,888	$11,782
Chubu Electric Power Co., Inc.	3,868	48,021
Chugoku Electric Power Co., Inc. (The)(x)	1,500	15,930
CK Infrastructure Holdings Ltd.(x)	3,800	32,690
CLP Holdings Ltd.	9,600	98,377
Contact Energy Ltd.	3,061	12,160
DONG Energy A/S(m)	1,001	57,298
Duke Energy Corp.	5,200	436,383
Edison International	2,450	189,067
EDP - Energias de Portugal SA	13,589	51,154
Electricite de France SA	3,243	39,383
Endesa SA	1,833	41,325
Enel SpA	48,103	289,666
Entergy Corp.	1,300	99,268
Eversource Energy	2,300	139,012
Exelon Corp.	6,800	256,156
FirstEnergy Corp.	3,200	98,656
Fortum OYJ	2,805	55,994
HK Electric Investments & HK Electric Investments Ltd.(m)	13,263	12,089
Iberdrola SA	33,771	262,314
Kansai Electric Power Co., Inc. (The)	4,254	54,420
Kyushu Electric Power Co., Inc.	2,358	25,042
Mercury NZ Ltd.	3,460	8,472
NextEra Energy, Inc.	3,500	512,924
PG&E Corp.	3,750	255,338
Pinnacle West Capital Corp.	800	67,648
Power Assets Holdings Ltd.	8,100	70,148
PPL Corp.	5,050	191,648
Red Electrica Corp. SA	2,690	56,528
Southern Co. (The)	7,350	361,178
SSE plc	6,178	115,651
Terna Rete Elettrica Nazionale SpA	7,776	45,419
Tohoku Electric Power Co., Inc.	2,791	35,494
Tokyo Electric Power Co. Holdings, Inc.*	7,700	31,067
Xcel Energy, Inc.	3,700	175,084

		4,577,420

Gas Utilities (0.1%)
APA Group	6,538	42,822
Gas Natural SDG SA	2,024	44,805
Hong Kong & China Gas Co. Ltd.	49,170	92,403
Osaka Gas Co. Ltd.	2,000	37,183
Toho Gas Co. Ltd.	445	13,019
Tokyo Gas Co. Ltd.	2,315	56,746

		286,978

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	4,800	52,896
Electric Power Development Co. Ltd.	829	20,820
Meridian Energy Ltd.	6,439	13,232
NRG Energy, Inc.	2,300	58,857

		145,805

Multi-Utilities (0.5%)
AGL Energy Ltd.	4,038	74,022
Ameren Corp.	1,750	101,220
CenterPoint Energy, Inc.	3,100	90,551
Centrica plc	32,082	80,391
CMS Energy Corp.	2,000	92,640
Consolidated Edison, Inc.	2,300	185,564
Dominion Energy, Inc.	4,650	357,724
DTE Energy Co.	1,300	139,568
E.ON SE	13,018	147,336
Engie SA	10,082	171,232
Innogy SE(m)(x)	825	36,716
National Grid plc	20,250	250,890
NiSource, Inc.	2,350	60,137
Public Service Enterprise Group, Inc.	3,650	168,813
RWE AG*	3,065	69,625
SCANA Corp.	1,050	50,915
Sempra Energy	1,900	216,847
Suez	2,284	41,693
Veolia Environnement SA	2,923	67,539
WEC Energy Group, Inc.	2,300	144,394

		2,547,817

Water Utilities (0.0%)
American Water Works Co., Inc.	1,300	105,183
Severn Trent plc	1,534	44,667
United Utilities Group plc	4,001	45,813

		195,663

Total Utilities		7,753,683

Total Common Stocks (52.3%) (Cost $209,051,929)		245,301,309

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	46,469	11,753,404
SPDR S&P MidCap 400 Fund	59,706	19,483,859

Total Exchange Traded Funds (6.7%) (Cost $27,832,631)		31,237,263

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Security (0.7%)
FHLMC
3.750%, 3/27/19	$1,645,000	1,699,738
2.375%, 1/13/22	1,380,000	1,405,736

Total U.S. Government Agency Securities		3,105,474

U.S. Treasury Obligations (14.4%)
U.S. Treasury Bonds
8.000%, 11/15/21	3,245,000	4,041,800

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
1.250%, 11/30/18	$2,269,000	$2,265,277
1.375%, 12/31/18	2,995,000	2,993,713
1.375%, 2/28/19	1,587,600	1,586,608
1.500%, 3/31/19	1,444,700	1,446,337
3.125%, 5/15/19	2,609,300	2,679,578
3.625%, 8/15/19	3,263,100	3,393,114
1.500%, 11/30/19	1,395,000	1,394,673
3.625%, 2/15/20	1,946,200	2,040,621
1.500%, 5/31/20	2,100,000	2,095,324
1.625%, 7/31/20	2,780,000	2,781,738
1.375%, 8/31/20	2,815,000	2,795,647
3.625%, 2/15/21	3,215,000	3,418,826
1.375%, 5/31/21	3,561,700	3,513,005
1.250%, 10/31/21	3,597,500	3,517,118
1.875%, 11/30/21	3,500,000	3,507,383
1.750%, 4/30/22	1,965,900	1,953,690
1.750%, 5/31/22	603,000	599,019
1.875%, 7/31/22	1,055,000	1,052,692
2.000%, 7/31/22	2,453,000	2,462,295
1.875%, 8/31/22	605,500	603,892
1.625%, 11/15/22	1,435,000	1,412,578
1.750%, 5/15/23	2,150,000	2,118,422
2.250%, 12/31/23	795,000	802,484
2.250%, 11/15/24	2,105,000	2,115,361
2.000%, 2/15/25	2,855,000	2,816,078
2.125%, 5/15/25	2,135,000	2,121,156
1.625%, 2/15/26	2,980,000	2,832,979
2.000%, 11/15/26	725,000	706,507
2.250%, 2/15/27	404,000	401,585
2.375%, 5/15/27	1,502,800	1,509,140
2.250%, 8/15/27	240,500	238,884

Total U.S. Treasury Obligations		67,217,524

Total Long-Term Debt Securities (15.1%) (Cost $70,027,227)		70,322,998

	Number of Rights	Value (Note 1)
RIGHTS:
Real Estate (0.0%)
Equity Real Estate Investment Trusts (REITs) (0.0%)
CapitaLand Commercial Trust (REIT)* (Cost $—)	1,776	382

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (13.1%)
JPMorgan Prime Money Market Fund, IM Shares	61,911,638	61,930,212

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $208,870, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $213,028.(xx)	$208,851	208,851
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $1,000,087, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,020,778.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		1,208,851

U.S. Treasury Obligations (8.5%)
U.S. Treasury Bills
0.96%, 12/7/17#(p)	6,000,000	5,989,138
0.00%, 12/28/17(p)	33,850,000	33,764,522

Total U.S. Treasury Obligations		39,753,660

Total Short-Term Investments (21.9%) (Cost $102,891,549)		102,892,723

Total Investments (96.0%) (Cost $409,803,336)		449,754,675
Other Assets Less Liabilities (4.0%)		18,525,220

Net Assets (100%)		$468,279,895

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,689,681.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $559,123 or 0.1% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $1,172,220. This was secured by cash collateral of $1,208,851 which was subsequently invested in joint repurchase agreements with a total value of $1,208,851, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $10,230 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.250%, maturing 10/26/17-11/15/46.

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLMC — Federal Home Loan Mortgage Corporation

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.3%
Austria	0.1
Belgium	0.2
Bermuda	0.0	#
Chile	0.0	#
China	0.0	#
Denmark	0.4
Finland	0.2
France	1.9
Germany	1.8
Hong Kong	0.6
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.3
Jersey	0.0	#
Jordan	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.8
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.2
South Africa	0.0	#
Spain	0.6
Sweden	0.5
Switzerland	1.6
United Kingdom	2.9
United States	77.8
Cash and Other	4.0

	100.0%

#	Less than 0.05%

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	244	12/2017	EUR	10,312,598	230,995
FTSE 100 Index	81	12/2017	GBP	7,955,439	(30,076)
MSCI EAFE E-Mini Index	2	12/2017	USD	197,840	894
Russell 2000 E-Mini Index	267	12/2017	USD	19,930,215	1,009,819
S&P 500 E-Mini Index	163	12/2017	USD	20,506,215	415,585
TOPIX Index	48	12/2017	JPY	7,145,079	326,712
U.S. Treasury 10 Year Note	257	12/2017	USD	32,205,312	(286,045)
U.S. Treasury 2 Year Note	86	12/2017	USD	18,550,469	(36,758)
U.S. Treasury 5 Year Note	24	12/2017	USD	2,820,000	(17,092)

					1,614,034

Short Contracts
SPI 200 Index	(44)	12/2017	AUD	(4,890,577)	25,980

					25,980

					1,640,014

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	1,165,977	USD	1,209,409	Deutsche Bank AG	12/18/2017	1,049
GBP	1,245,217	USD	1,630,724	UBS AG	12/18/2017	41,869
USD	1,156,534	AUD	1,467,597	BNP Paribas	12/18/2017	6,395
USD	4,885,627	AUD	6,140,037	UBS AG	12/18/2017	73,748
USD	1,442,236	CHF	1,370,430	Royal Bank of Scotland	12/18/2017	19,524
USD	8,999,637	EUR	7,484,617	Credit Suisse	12/18/2017	115,085
USD	8,999,789	EUR	7,484,617	JPMorgan Chase Bank	12/18/2017	115,239
USD	533,377	NOK	4,142,132	Citibank N.A.	12/18/2017	12,380
USD	1,237,270	SEK	9,808,994	Royal Bank of Scotland	12/18/2017	27,423

Total unrealized appreciation						412,712

AUD	14,378,459	USD	11,452,490	Credit Suisse	12/18/2017	(184,251)
CAD	1,367,506	USD	1,112,819	Bank of America	12/18/2017	(16,300)
EUR	14,193,863	USD	17,025,681	Goldman Sachs International	12/18/2017	(176,974)
GBP	737,766	USD	1,003,333	Royal Bank of Scotland	12/18/2017	(12,355)
JPY	191,872,876	USD	1,770,652	Barclays Bank plc	12/18/2017	(58,941)
NOK	14,241,155	USD	1,834,626	Credit Suisse	12/18/2017	(43,377)
NZD	2,326,281	USD	1,702,843	BNP Paribas	12/18/2017	(25,100)
USD	3,306,971	CHF	3,195,000	Credit Suisse	12/18/2017	(9,917)

Total unrealized depreciation						(527,215)

Net unrealized depreciation						(114,503)

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$19,047,193	$10,360,583	$—	$29,407,776
Consumer Staples	13,116,471	9,675,299	—	22,791,770
Energy	9,677,475	4,323,112	—	14,000,587
Financials	23,344,657	18,064,229	—	41,408,886
Health Care	23,331,360	9,007,371	—	32,338,731
Industrials	16,631,160	12,231,475	—	28,862,635
Information Technology	37,343,717	5,089,247	—	42,432,964
Materials	4,744,774	6,785,569	—	11,530,343
Real Estate	4,733,549	2,954,379	—	7,687,928
Telecommunication Services	3,456,421	3,629,585	—	7,086,006
Utilities	4,932,305	2,821,378	—	7,753,683
Exchange Traded Funds	31,237,263	—	—	31,237,263
Forward Currency Contracts	—	412,712	—	412,712
Futures	2,009,985	—	—	2,009,985
Rights
Real Estate	—	382	—	382
Short-Term Investments
Investment Companies	61,930,212	—	—	61,930,212
Repurchase Agreements	—	1,208,851	—	1,208,851
U.S. Treasury Obligations	—	39,753,660	—	39,753,660
U.S. Government Agency Securities	—	3,105,474	—	3,105,474
U.S. Treasury Obligations	—	67,217,524	—	67,217,524

Total Assets	$255,536,542	$196,640,830	$—	$452,177,372

Liabilities:
Forward Currency Contracts	$—	$(527,215)	$—	$(527,215)
Futures	(369,971)	—	—	(369,971)

Total Liabilities	$(369,971)	$(527,215)	$—	$(897,186)

Total	$255,166,571	$196,113,615	$—	$451,280,186

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,924,653
Aggregate gross unrealized depreciation	(6,510,615)

Net unrealized appreciation	$41,414,038

Federal income tax cost of investment securities and derivative instruments, if applicable	$409,866,148

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.9%)
Auto Components (0.4%)
Aisin Seiki Co. Ltd.	6,646	$350,240
BorgWarner, Inc.	9,960	510,251
Bridgestone Corp.	24,551	1,114,040
Cie Generale des Etablissements Michelin	6,473	944,829
Continental AG	4,162	1,056,370
Delphi Automotive plc	12,683	1,248,006
Denso Corp.	18,009	911,133
GKN plc	64,982	301,283
Goodyear Tire & Rubber Co. (The)	12,200	405,650
Koito Manufacturing Co. Ltd.(x)	4,231	265,460
NGK Spark Plug Co. Ltd.(x)	6,302	134,133
NOK Corp.	3,600	80,622
Nokian Renkaat OYJ(x)	4,384	194,978
Schaeffler AG (Preference)(q)	6,281	101,331
Stanley Electric Co. Ltd.	5,314	182,053
Sumitomo Electric Industries Ltd.	28,451	464,723
Sumitomo Rubber Industries Ltd.	6,921	126,826
Toyoda Gosei Co. Ltd.	2,400	56,713
Toyota Industries Corp.	6,098	350,625
Valeo SA	9,048	671,359
Yokohama Rubber Co. Ltd. (The)	4,461	91,975

		9,562,600

Automobiles (0.9%)
Bayerische Motoren Werke AG	12,528	1,270,871
Bayerische Motoren Werke AG (Preference)(q)	2,074	184,776
Daimler AG (Registered)	36,432	2,905,189
Ferrari NV	4,647	513,529
Fiat Chrysler Automobiles NV*	40,470	725,125
Ford Motor Co.	178,190	2,132,934
General Motors Co.	64,250	2,594,415
Harley-Davidson, Inc.(x)	8,400	404,964
Honda Motor Co. Ltd.	65,085	1,927,245
Isuzu Motors Ltd.	20,829	275,992
Mazda Motor Corp.	21,521	329,915
Mitsubishi Motors Corp.(x)	25,300	200,107
Nissan Motor Co. Ltd.	87,758	869,196
Peugeot SA	19,522	464,922
Porsche Automobil Holding SE (Preference)(q)	5,793	370,409
Renault SA	6,713	659,403
Subaru Corp.	23,248	838,808
Suzuki Motor Corp.(x)	12,920	677,661
Toyota Motor Corp.	98,722	5,886,912
Volkswagen AG	1,228	207,909
Volkswagen AG (Preference)(q)	7,022	1,145,304
Yamaha Motor Co. Ltd.	10,499	314,434

		24,900,020

Distributors (0.0%)
Genuine Parts Co.	6,835	653,768
Jardine Cycle & Carriage Ltd.	3,714	107,714
LKQ Corp.*	13,996	503,716

		1,265,198

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,696	97,274
H&R Block, Inc.	10,770	285,190

		382,464

Hotels, Restaurants & Leisure (1.0%)
Accor SA	7,004	347,967
Aristocrat Leisure Ltd.	20,537	338,294
Carnival Corp.	20,555	1,327,236
Carnival plc	7,090	450,613
Chipotle Mexican Grill, Inc.(x)*	1,411	434,348
Compass Group plc	59,834	1,269,211
Crown Resorts Ltd.	14,978	132,878
Darden Restaurants, Inc.	5,265	414,777
Domino’s Pizza Enterprises Ltd.(x)	2,354	84,606
Flight Centre Travel Group Ltd.	2,103	74,248
Galaxy Entertainment Group Ltd.	89,324	628,913
Genting Singapore plc	228,000	196,660
Hilton Worldwide Holdings, Inc.	9,730	675,749
InterContinental Hotels Group plc	6,830	361,329
Marriott International, Inc., Class A	14,830	1,635,156
McDonald’s Corp.	41,245	6,462,266
McDonald’s Holdings Co. Japan Ltd.	2,508	110,996
Melco Resorts & Entertainment Ltd. (ADR)	9,262	223,399
Merlin Entertainments plc(m)	26,905	160,615
MGM China Holdings Ltd.	35,280	84,546
MGM Resorts International	22,970	748,592
Oriental Land Co. Ltd.	8,203	625,039
Paddy Power Betfair plc(x)	3,028	302,122
Royal Caribbean Cruises Ltd.	7,766	920,582
Sands China Ltd.	90,911	473,083
Shangri-La Asia Ltd.	47,000	87,122
SJM Holdings Ltd.(x)	74,532	68,220
Sodexo SA	3,490	435,170
Starbucks Corp.	67,530	3,627,036
Tabcorp Holdings Ltd.(x)	31,604	105,854
Tatts Group Ltd.	50,008	156,121
TUI AG	16,659	282,610
Whitbread plc	6,939	350,172
Wyndham Worldwide Corp.	5,150	542,862
Wynn Macau Ltd.	58,884	158,675
Wynn Resorts Ltd.	3,695	550,259
Yum Brands, Inc.	18,680	1,375,035

		26,222,361

Household Durables (0.4%)
Barratt Developments plc	38,102	313,743
Berkeley Group Holdings plc	4,951	246,598
Casio Computer Co. Ltd.	7,302	102,789
DR Horton, Inc.	15,035	600,348
Electrolux AB	9,103	309,137
Garmin Ltd.	5,330	287,660
Husqvarna AB, Class B	15,765	162,201
Iida Group Holdings Co. Ltd.(x)	5,567	99,244
Leggett & Platt, Inc.	6,155	293,778
Lennar Corp., Class A	8,225	434,280
Mohawk Industries, Inc.*	2,900	717,779
Newell Brands, Inc.	20,847	889,541
Nikon Corp.	12,817	222,226
Panasonic Corp.	83,486	1,209,722
Persimmon plc	11,678	404,045
PulteGroup, Inc.	14,485	395,875
Rinnai Corp.	1,300	111,255
SEB SA	854	156,650
Sekisui Chemical Co. Ltd.	15,051	296,138
Sekisui House Ltd.	22,175	373,738
Sharp Corp.(x)*	5,647	170,364
Sony Corp.	47,789	1,777,780
Taylor Wimpey plc	123,802	324,324
Techtronic Industries Co. Ltd.	52,093	278,084
Whirlpool Corp.	3,565	657,529

		10,834,828

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	18,242	17,536,947
Expedia, Inc.	5,427	781,162
Netflix, Inc.*	19,546	3,544,667
Priceline Group, Inc. (The)*	2,279	4,172,439
Rakuten, Inc.	35,199	383,818

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Start Today Co. Ltd.	7,270	$230,327
TripAdvisor, Inc.(x)*	5,207	211,040
Zalando SE(m)(x)*	4,212	211,074

		27,071,474

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	7,539	258,614
Hasbro, Inc.	5,125	500,559
Mattel, Inc.(x)	15,510	240,095
Sankyo Co. Ltd.	1,600	51,046
Sega Sammy Holdings, Inc.	6,505	90,876
Shimano, Inc.	2,800	373,002
Yamaha Corp.	6,255	230,689

		1,744,881

Media (1.3%)
Altice NV, Class A(x)*	18,080	362,093
Altice NV, Class B*	3,418	68,272
Axel Springer SE	1,837	118,045
CBS Corp. (Non-Voting), Class B	19,245	1,116,210
Charter Communications, Inc., Class A*	9,970	3,623,297
Comcast Corp., Class A	222,404	8,558,105
Dentsu, Inc.	8,134	357,094
Discovery Communications, Inc., Class A(x)*	6,855	145,943
Discovery Communications, Inc., Class C*	10,855	219,922
DISH Network Corp., Class A*	9,790	530,912
Eutelsat Communications SA	6,605	195,630
Hakuhodo DY Holdings, Inc.	8,763	115,101
I-CABLE Communications Ltd.*	20,265	662
Interpublic Group of Cos., Inc. (The)	18,335	381,185
ITV plc	137,080	320,902
JCDecaux SA	2,814	105,363
Lagardere SCA	4,465	149,476
News Corp., Class A	17,336	229,875
News Corp., Class B	4,920	67,158
Omnicom Group, Inc.	10,930	809,585
Pearson plc	31,124	255,242
ProSiebenSat.1 Media SE	8,816	300,450
Publicis Groupe SA	7,706	538,175
REA Group Ltd.	1,994	104,794
RTL Group SA	1,464	110,809
Schibsted ASA, Class A	2,861	73,712
Schibsted ASA, Class B	3,371	79,571
Scripps Networks Interactive, Inc., Class A	4,345	373,192
SES SA (FDR)	13,783	301,530
Singapore Press Holdings Ltd.(x)	60,000	120,314
Sky plc	39,026	478,498
Telenet Group Holding NV*	1,996	132,061
Time Warner, Inc.	36,095	3,697,933
Toho Co. Ltd.	4,268	148,873
Twenty-First Century Fox, Inc., Class A	51,130	1,348,809
Twenty-First Century Fox, Inc., Class B	19,682	507,599
Viacom, Inc., Class B	15,800	439,872
Walt Disney Co. (The)	73,657	7,260,370
WPP plc	48,245	895,379

		34,642,013

Multiline Retail (0.2%)
Dollar General Corp.	13,310	1,078,775
Dollar Tree, Inc.*	10,744	932,794
Don Quijote Holdings Co. Ltd.	4,428	165,472
Harvey Norman Holdings Ltd.(x)	21,057	64,086
Isetan Mitsukoshi Holdings Ltd.(x)	12,700	132,615
J Front Retailing Co. Ltd.	9,070	125,340
Kohl’s Corp.(x)	8,650	394,873
Macy’s, Inc.	14,160	308,971
Marks & Spencer Group plc	61,475	291,119
Marui Group Co. Ltd.(x)	7,464	106,861
Next plc	5,565	392,243
Nordstrom, Inc.	5,830	274,885
Ryohin Keikaku Co. Ltd.	898	264,552
Takashimaya Co. Ltd.	11,400	106,782
Target Corp.	27,500	1,622,774

		6,262,142

Specialty Retail (1.0%)
ABC-Mart, Inc.	1,200	63,346
Advance Auto Parts, Inc.	3,366	333,907
AutoZone, Inc.*	1,405	836,130
Best Buy Co., Inc.	12,835	731,082
CarMax, Inc.*	8,910	675,467
Dixons Carphone plc	37,091	96,124
Dufry AG (Registered)*	1,324	210,287
Fast Retailing Co. Ltd.	2,000	589,913
Foot Locker, Inc.	6,266	220,689
Gap, Inc. (The)	10,345	305,488
Hennes & Mauritz AB, Class B	35,924	930,639
Hikari Tsushin, Inc.	849	106,384
Home Depot, Inc. (The)	57,985	9,484,026
Industria de Diseno Textil SA	41,274	1,555,406
Kingfisher plc	83,758	335,024
L Brands, Inc.	11,655	484,965
Lowe’s Cos., Inc.	41,815	3,342,690
Nitori Holdings Co. Ltd.	3,035	433,976
O’Reilly Automotive, Inc.*	4,465	961,627
Ross Stores, Inc.	18,480	1,193,254
Shimamura Co. Ltd.	833	99,938
Signet Jewelers Ltd.(x)	3,626	241,310
Tiffany & Co.	5,100	468,078
TJX Cos., Inc. (The)	30,620	2,257,612
Tractor Supply Co.	6,104	386,322
Ulta Beauty, Inc.*	2,942	665,069
USS Co. Ltd.	8,285	167,136
Yamada Denki Co. Ltd.(x)	23,730	129,695

		27,305,584

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	7,125	1,611,787
Asics Corp.	6,000	89,367
Burberry Group plc	16,587	391,188
Cie Financiere Richemont SA (Registered)	19,751	1,805,095
Coach, Inc.	12,650	509,542
Hanesbrands, Inc.(x)	17,900	441,056
Hermes International	1,199	604,463
HUGO BOSS AG	2,397	211,315
Kering	2,867	1,142,096
Li & Fung Ltd.	222,000	111,404
Luxottica Group SpA	6,416	358,603
LVMH Moet Hennessy Louis Vuitton SE	10,564	2,914,761
Michael Kors Holdings Ltd.*	8,163	390,600
NIKE, Inc., Class B	61,670	3,197,589
Pandora A/S	4,044	399,181
PVH Corp.	3,752	472,977
Ralph Lauren Corp.	2,679	236,529
Swatch Group AG (The)	1,166	485,016
Swatch Group AG (The) (Registered)	2,112	168,266
Under Armour, Inc., Class A(x)*	8,292	136,652
Under Armour, Inc., Class C(x)*	8,350	125,417
VF Corp.	15,520	986,606

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Yue Yuen Industrial Holdings Ltd.	27,500	$104,556

		16,894,066

Total Consumer Discretionary		187,087,631

Consumer Staples (5.3%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	28,831	3,451,834
Asahi Group Holdings Ltd.	14,542	588,788
Brown-Forman Corp., Class B	9,184	498,691
Carlsberg A/S, Class B	4,047	442,864
Coca-Cola Amatil Ltd.	21,669	131,388
Coca-Cola Bottlers Japan, Inc.	4,653	150,930
Coca-Cola Co. (The)	178,130	8,017,631
Coca-Cola European Partners plc	8,227	344,941
Coca-Cola HBC AG*	6,893	233,225
Constellation Brands, Inc., Class A	8,050	1,605,573
Diageo plc	95,254	3,131,018
Dr Pepper Snapple Group, Inc.	8,570	758,188
Heineken Holding NV	3,814	358,367
Heineken NV	8,718	861,913
Kirin Holdings Co. Ltd.	32,838	772,762
Molson Coors Brewing Co., Class B	8,405	686,184
Monster Beverage Corp.*	20,640	1,140,360
PepsiCo, Inc.	66,100	7,365,523
Pernod Ricard SA	8,034	1,111,435
Remy Cointreau SA	846	100,189
Suntory Beverage & Food Ltd.	5,166	230,008
Treasury Wine Estates Ltd.	27,929	299,914

		32,281,726

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	23,042	340,434
Carrefour SA	21,460	433,590
Casino Guichard Perrachon SA	2,099	124,487
Colruyt SA	2,269	116,213
Costco Wholesale Corp.	20,125	3,306,336
CVS Health Corp.	50,210	4,083,077
Distribuidora Internacional de Alimentacion SA	23,552	137,371
FamilyMart UNY Holdings Co. Ltd.	3,100	163,368
ICA Gruppen AB	3,044	114,399
J Sainsbury plc	62,138	198,087
Jeronimo Martins SGPS SA	9,524	187,870
Koninklijke Ahold Delhaize NV	48,481	906,481
Kroger Co. (The)	44,560	893,874
Lawson, Inc.	1,885	124,801
METRO AG*	6,813	144,015
Seven & i Holdings Co. Ltd.	28,422	1,097,477
Sundrug Co. Ltd.	2,700	111,815
Sysco Corp.	24,000	1,294,800
Tesco plc*	309,803	776,927
Tsuruha Holdings, Inc.	1,400	167,341
Walgreens Boots Alliance, Inc.	39,455	3,046,715
Wal-Mart Stores, Inc.	71,701	5,602,716
Wesfarmers Ltd.	42,902	1,390,851
Wm Morrison Supermarkets plc	83,957	263,368
Woolworths Ltd.	48,977	968,507

		25,994,920

Food Products (1.1%)
Ajinomoto Co., Inc.	20,521	400,481
Archer-Daniels-Midland Co.	27,175	1,155,209
Associated British Foods plc	13,480	576,758
Barry Callebaut AG (Registered)*	83	127,198
Calbee, Inc.	3,009	105,760
Campbell Soup Co.	8,190	383,456
Chocoladefabriken Lindt & Spruengli AG	39	222,518
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	277,379
Conagra Brands, Inc.	19,815	668,558
Danone SA	22,335	1,752,017
General Mills, Inc.	27,085	1,401,919
Golden Agri-Resources Ltd.(x)	267,000	73,814
Hershey Co. (The)	6,575	717,793
Hormel Foods Corp.	12,340	396,608
JM Smucker Co. (The)	5,460	572,918
Kellogg Co.	11,530	719,126
Kerry Group plc (London Stock Exchange), Class A	1,193	115,339
Kerry Group plc (Turquoise Stock Exchange), Class A	4,805	461,648
Kikkoman Corp.(x)	5,536	170,225
Kraft Heinz Co. (The)	27,185	2,108,196
Marine Harvest ASA*	15,765	311,757
McCormick & Co., Inc. (Non-Voting)	5,250	538,860
MEIJI Holdings Co. Ltd.	4,592	364,014
Mondelez International, Inc., Class A	71,705	2,915,524
Nestle SA (Registered)	117,756	9,862,148
NH Foods Ltd.	6,718	184,779
Nisshin Seifun Group, Inc.	7,436	124,567
Nissin Foods Holdings Co. Ltd.(x)	2,200	133,730
Orkla ASA	30,843	316,388
Tate & Lyle plc	17,582	152,786
Toyo Suisan Kaisha Ltd.	3,335	122,553
Tyson Foods, Inc., Class A	13,380	942,621
WH Group Ltd.(m)	304,203	323,223
Wilmar International Ltd.(x)	60,173	141,067
Yakult Honsha Co. Ltd.(x)	3,300	237,840
Yamazaki Baking Co. Ltd.	4,977	89,876

		29,168,653

Household Products (0.8%)
Church & Dwight Co., Inc.	11,880	575,586
Clorox Co. (The)	5,945	784,205
Colgate-Palmolive Co.	40,810	2,973,009
Essity AB, Class B*	22,924	623,698
Henkel AG & Co. KGaA	3,932	478,432
Henkel AG & Co. KGaA (Preference)(q)	6,741	917,422
Kimberly-Clark Corp.	16,520	1,944,074
Lion Corp.	8,433	153,934
Procter & Gamble Co. (The)	120,630	10,974,916
Reckitt Benckiser Group plc	25,268	2,306,822
Unicharm Corp.	15,184	347,603

		22,079,701

Personal Products (0.5%)
Beiersdorf AG	3,814	410,342
Coty, Inc., Class A	21,876	361,610
Estee Lauder Cos., Inc. (The), Class A	10,140	1,093,498
Kao Corp.	18,707	1,100,558
Kose Corp.	1,180	135,172
L’Oreal SA	9,518	2,023,753
Pola Orbis Holdings, Inc.	3,404	103,005
Shiseido Co. Ltd.	14,284	571,487
Unilever NV (CVA)	61,637	3,645,353
Unilever plc	48,473	2,805,355

		12,250,133

Tobacco (0.8%)
Altria Group, Inc.	89,495	5,675,773
British American Tobacco plc	87,027	5,448,308
Imperial Brands plc	36,275	1,547,695
Japan Tobacco, Inc.	41,548	1,361,733

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Philip Morris International, Inc.	70,855	$7,865,613
Swedish Match AB	6,879	241,296

		22,140,418

Total Consumer Staples		143,915,551

Energy (3.2%)
Energy Equipment & Services (0.3%)
Baker Hughes a GE Co.	20,005	732,583
Halliburton Co.	39,215	1,805,066
Helmerich & Payne, Inc.(x)	4,930	256,902
National Oilwell Varco, Inc.	17,160	613,127
Saipem SpA*	22,951	98,955
Schlumberger Ltd.	63,543	4,432,760
TechnipFMC plc*	22,026	614,966
Tenaris SA	17,867	253,404

		8,807,763

Oil, Gas & Consumable Fuels (2.9%)
Anadarko Petroleum Corp.	23,205	1,133,564
Andeavor	5,455	562,683
Apache Corp.	17,285	791,653
BP plc	744,626	4,762,494
Cabot Oil & Gas Corp.	20,940	560,145
Caltex Australia Ltd.	9,868	248,469
Chesapeake Energy Corp.(x)*	23,610	101,523
Chevron Corp.	86,080	10,114,400
Cimarex Energy Co.	4,341	493,441
Concho Resources, Inc.*	5,903	777,543
ConocoPhillips	56,470	2,826,324
Devon Energy Corp.	23,310	855,710
Enagas SA	8,582	241,659
Eni SpA	96,256	1,592,710
EOG Resources, Inc.	25,110	2,429,141
EQT Corp.	7,785	507,893
Exxon Mobil Corp.	201,214	16,495,525
Galp Energia SGPS SA	18,967	336,144
Hess Corp.	12,070	565,962
Idemitsu Kosan Co. Ltd.	5,100	143,901
Inpex Corp.	35,900	381,413
JXTG Holdings, Inc.	116,649	600,116
Kinder Morgan, Inc.	83,623	1,603,889
Koninklijke Vopak NV	2,660	116,653
Lundin Petroleum AB*	7,084	154,989
Marathon Oil Corp.	38,520	522,331
Marathon Petroleum Corp.	24,160	1,354,893
Neste OYJ	4,851	211,849
Newfield Exploration Co.*	9,055	268,662
Noble Energy, Inc.	19,600	555,856
Occidental Petroleum Corp.	34,905	2,241,250
Oil Search Ltd.	51,885	284,890
OMV AG	5,572	324,602
ONEOK, Inc.	18,047	999,984
Origin Energy Ltd.*	66,414	389,672
Phillips 66	21,460	1,965,951
Pioneer Natural Resources Co.	7,480	1,103,599
Range Resources Corp.	7,735	151,374
Repsol SA	46,628	859,159
Royal Dutch Shell plc, Class A	169,387	5,103,613
Royal Dutch Shell plc, Class B	141,720	4,357,366
Santos Ltd.*	70,941	223,697
Showa Shell Sekiyu KK	7,100	81,711
Snam SpA	86,096	414,761
Statoil ASA	43,259	865,234
TOTAL SA	89,249	4,793,693
Valero Energy Corp.	21,485	1,652,841
Williams Cos., Inc. (The)	31,200	936,312
Woodside Petroleum Ltd.	28,688	654,833

		78,716,077

Total Energy		87,523,840

Financials (9.7%)
Banks (4.9%)
ABN AMRO Group NV (CVA)(m)	14,226	426,059
Aozora Bank Ltd.	4,475	170,200
Australia & New Zealand Banking Group Ltd.	111,093	2,579,384
Banco Bilbao Vizcaya Argentaria SA	252,296	2,254,604
Banco de Sabadell SA	201,876	421,363
Banco Espirito Santo SA (Registered)(r)*†	26,714	—
Banco Santander SA	606,936	4,237,314
Bank Hapoalim BM	40,396	282,617
Bank Leumi Le-Israel BM	54,763	290,485
Bank of America Corp.	472,044	11,961,594
Bank of East Asia Ltd. (The)	45,873	198,194
Bank of Ireland Group plc (Aquis Stock Exchange)	24,455	200,159
Bank of Ireland Group plc (Turquoise Stock Exchange)	10,241	83,877
Bank of Kyoto Ltd. (The)	2,276	115,696
Bank of Queensland Ltd.	14,822	150,910
Bankia SA	38,131	183,873
Bankinter SA	25,508	241,304
Barclays plc	644,461	1,669,728
BB&T Corp.	37,115	1,742,178
Bendigo & Adelaide Bank Ltd.(x)	18,063	164,498
BNP Paribas SA	45,965	3,707,752
BOC Hong Kong Holdings Ltd.	140,055	680,410
CaixaBank SA	135,793	680,493
Chiba Bank Ltd. (The)	26,459	189,287
Chugoku Bank Ltd. (The)(x)	5,966	81,756
Citigroup, Inc.	134,730	9,800,260
Citizens Financial Group, Inc.	24,108	912,970
Comerica, Inc.	7,970	607,792
Commerzbank AG*	40,278	547,929
Commonwealth Bank of Australia	65,454	3,863,494
Concordia Financial Group Ltd.	46,231	228,474
Credit Agricole SA	58,140	1,056,847
Danske Bank A/S	28,357	1,134,055
DBS Group Holdings Ltd.	66,966	1,027,854
DNB ASA	36,978	745,178
Erste Group Bank AG*	11,384	491,704
Fifth Third Bancorp	35,775	1,000,985
Fukuoka Financial Group, Inc.	29,225	135,054
Hachijuni Bank Ltd. (The)	15,440	96,461
Hang Seng Bank Ltd.	29,377	716,035
Hiroshima Bank Ltd. (The)	9,421	76,272
HSBC Holdings plc	758,648	7,493,272
Huntington Bancshares, Inc.	36,305	506,818
ING Groep NV	146,989	2,710,130
Intesa Sanpaolo SpA	480,076	1,697,666
Intesa Sanpaolo SpA (RNC)	35,283	116,763
Japan Post Bank Co. Ltd.	15,303	189,035
JPMorgan Chase & Co.	167,780	16,024,667
KBC Group NV	9,492	804,373
KeyCorp	38,200	718,924
Kyushu Financial Group, Inc.	13,100	80,562
Lloyds Banking Group plc	2,715,224	2,464,288
M&T Bank Corp.	7,290	1,173,982
Mebuki Financial Group, Inc.	37,882	146,445
Mediobanca SpA	21,580	231,589
Mitsubishi UFJ Financial Group, Inc.	455,651	2,958,846

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Mizrahi Tefahot Bank Ltd.	5,273	$94,472
Mizuho Financial Group, Inc.	912,487	1,598,322
National Australia Bank Ltd.	101,232	2,501,301
Nordea Bank AB	114,930	1,557,818
Oversea-Chinese Banking Corp. Ltd.	118,982	978,908
People’s United Financial, Inc.	14,160	256,862
PNC Financial Services Group, Inc. (The)	22,900	3,086,233
Raiffeisen Bank International AG*	5,601	187,705
Regions Financial Corp.	58,860	896,438
Resona Holdings, Inc.	83,506	428,940
Royal Bank of Scotland Group plc*	134,808	484,664
Seven Bank Ltd.(x)	22,495	81,164
Shinsei Bank Ltd.	6,240	99,875
Shizuoka Bank Ltd. (The)	19,509	175,455
Skandinaviska Enskilda Banken AB, Class A	57,475	757,169
Societe Generale SA	33,804	1,979,069
Standard Chartered plc*	124,498	1,237,191
Sumitomo Mitsui Financial Group, Inc.(x)	50,765	1,948,943
Sumitomo Mitsui Trust Holdings, Inc.	12,468	449,967
SunTrust Banks, Inc.	23,070	1,378,894
Suruga Bank Ltd.	6,526	140,698
Svenska Handelsbanken AB, Class A	57,783	871,899
Swedbank AB, Class A	34,266	947,428
UniCredit SpA*	75,793	1,614,227
United Overseas Bank Ltd.	49,324	854,520
US Bancorp	74,645	4,000,226
Wells Fargo & Co.	211,180	11,646,577
Westpac Banking Corp.	127,006	3,179,982
Yamaguchi Financial Group, Inc.(x)	7,404	86,657
Zions Bancorp	9,320	439,718

		136,433,781

Capital Markets (1.6%)
3i Group plc	36,809	450,329
Affiliated Managers Group, Inc.	2,476	470,019
Ameriprise Financial, Inc.	7,730	1,147,982
ASX Ltd.	7,325	301,249
Bank of New York Mellon Corp. (The)	49,160	2,606,463
BlackRock, Inc.	5,775	2,581,945
CBOE Holdings, Inc.	4,288	461,517
Charles Schwab Corp. (The)	54,910	2,401,763
CME Group, Inc.	15,480	2,100,326
Credit Suisse Group AG (Registered)*	91,877	1,454,510
Daiwa Securities Group, Inc.	61,056	345,799
Deutsche Bank AG (Registered)	78,201	1,352,189
Deutsche Boerse AG	7,303	791,587
E*TRADE Financial Corp.*	12,875	561,479
Franklin Resources, Inc.	17,035	758,228
Goldman Sachs Group, Inc. (The)	17,970	4,262,303
Hargreaves Lansdown plc	9,871	195,762
Hong Kong Exchanges & Clearing Ltd.	44,249	1,189,550
Intercontinental Exchange, Inc.	27,300	1,875,510
Invesco Ltd.	18,990	665,410
Investec plc	24,863	181,574
Japan Exchange Group, Inc.	19,716	348,852
Julius Baer Group Ltd.*	8,468	501,075
London Stock Exchange Group plc	11,863	608,833
Macquarie Group Ltd.	12,235	872,571
Moody’s Corp.	7,765	1,080,966
Morgan Stanley	69,840	3,364,192
Nasdaq, Inc.	5,245	406,855
Natixis SA	71,457	571,761
Nomura Holdings, Inc.	137,345	768,961
Northern Trust Corp.	9,850	905,511
Partners Group Holding AG	656	445,079
Raymond James Financial, Inc.	6,034	508,847
S&P Global, Inc.	12,110	1,892,914
SBI Holdings, Inc.	7,621	114,730
Schroders plc	4,704	211,478
Singapore Exchange Ltd.	29,746	162,058
St James’s Place plc	20,000	307,128
State Street Corp.	18,275	1,745,994
T. Rowe Price Group, Inc.	11,345	1,028,424
UBS Group AG (Registered)*	138,441	2,366,085

		44,367,808

Consumer Finance (0.3%)
Acom Co. Ltd.(x)*	15,036	58,260
AEON Financial Service Co. Ltd.(x)	4,184	87,417
American Express Co.	37,435	3,386,370
Capital One Financial Corp.	24,122	2,042,169
Credit Saison Co. Ltd.	5,930	123,053
Discover Financial Services	18,890	1,218,027
Navient Corp.	15,660	235,213
Provident Financial plc(x)	5,608	62,410
Synchrony Financial	38,118	1,183,564

		8,396,483

Diversified Financial Services (0.8%)
AMP Ltd.	110,760	419,631
Berkshire Hathaway, Inc., Class B*	85,682	15,707,224
Challenger Ltd.	21,937	214,232
Eurazeo SA	4,854	433,885
EXOR NV	4,103	260,167
First Pacific Co. Ltd.	81,283	64,826
Groupe Bruxelles Lambert SA	3,053	321,142
Industrivarden AB, Class C	6,320	160,078
Investor AB, Class B	17,235	851,286
Kinnevik AB, Class B	8,866	289,115
L E Lundbergforetagen AB, Class B	1,438	114,935
Leucadia National Corp.	15,195	383,674
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,887	89,444
ORIX Corp.	50,015	806,507
Pargesa Holding SA	1,460	121,371
Wendel SA	2,750	445,443

		20,682,960

Insurance (2.1%)
Admiral Group plc	7,543	183,655
Aegon NV	66,721	388,610
Aflac, Inc.	19,170	1,560,246
Ageas	7,130	335,055
AIA Group Ltd.	457,070	3,370,273
Allianz SE (Registered)	17,292	3,882,086
Allstate Corp. (The)	17,290	1,589,124
American International Group, Inc.	47,154	2,894,783
Aon plc	12,355	1,805,066
Arthur J Gallagher & Co.	8,061	496,155
Assicurazioni Generali SpA	47,276	880,598
Assurant, Inc.	2,965	283,217
Aviva plc	153,849	1,060,681
Baloise Holding AG (Registered)	1,891	299,170
Brighthouse Financial, Inc.*	4,556	277,005
Chubb Ltd.	21,081	3,005,096
Cincinnati Financial Corp.	6,765	517,996
CNP Assurances	18,024	422,430
Dai-ichi Life Holdings, Inc.	40,732	730,841
Direct Line Insurance Group plc	52,026	253,483

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Everest Re Group Ltd.	1,950	$445,361
Gjensidige Forsikring ASA	7,567	131,683
Hannover Rueck SE	2,282	274,969
Hartford Financial Services Group, Inc. (The)	18,115	1,004,114
Insurance Australia Group Ltd.	89,581	447,603
Japan Post Holdings Co. Ltd.(x)	58,510	691,045
Legal & General Group plc	225,336	784,769
Lincoln National Corp.	10,975	806,443
Loews Corp.	12,225	585,089
Mapfre SA	40,783	132,747
Marsh & McLennan Cos., Inc.	23,790	1,993,840
Medibank Pvt Ltd.	104,204	238,674
MetLife, Inc.	50,120	2,603,733
MS&AD Insurance Group Holdings, Inc.	17,930	577,297
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,866	1,254,184
NN Group NV	11,873	496,898
Old Mutual plc	186,538	485,424
Poste Italiane SpA(m)	19,768	145,556
Principal Financial Group, Inc.	12,375	796,208
Progressive Corp. (The)	26,700	1,292,814
Prudential Financial, Inc.	20,380	2,166,802
Prudential plc	97,841	2,342,224
QBE Insurance Group Ltd.	51,914	407,621
RSA Insurance Group plc	38,692	323,009
Sampo OYJ, Class A	16,915	894,035
SCOR SE	12,934	542,295
Sompo Holdings, Inc.	13,313	517,968
Sony Financial Holdings, Inc.	6,502	106,667
Standard Life Aberdeen plc	101,455	589,342
Suncorp Group Ltd.	48,912	500,684
Swiss Life Holding AG (Registered)*	1,229	432,914
Swiss Re AG	12,261	1,110,435
T&D Holdings, Inc.	20,600	299,046
Tokio Marine Holdings, Inc.	25,639	1,003,003
Torchmark Corp.	5,143	411,903
Travelers Cos., Inc. (The)	13,495	1,653,407
Tryg A/S	4,276	98,746
UnipolSai Assicurazioni SpA	37,474	87,518
Unum Group	10,890	556,806
Willis Towers Watson plc	6,334	976,893
XL Group Ltd.	13,330	525,869
Zurich Insurance Group AG	5,724	1,746,135

		56,717,343

Total Financials		266,598,375

Health Care (7.4%)
Biotechnology (1.3%)
AbbVie, Inc.	73,625	6,542,318
Alexion Pharmaceuticals, Inc.*	10,300	1,444,987
Amgen, Inc.	34,381	6,410,337
Biogen, Inc.*	10,010	3,134,331
Celgene Corp.*	35,760	5,214,523
CSL Ltd.	17,172	1,804,403
Genmab A/S*	2,191	483,699
Gilead Sciences, Inc.	62,498	5,063,588
Grifols SA	11,287	328,834
Incyte Corp.*	8,230	960,770
Regeneron Pharmaceuticals, Inc.*	3,600	1,609,632
Shire plc	34,347	1,743,426
Vertex Pharmaceuticals, Inc.*	11,273	1,713,947

		36,454,795

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	78,622	4,195,269
Align Technology, Inc.*	3,586	667,964
Baxter International, Inc.	25,030	1,570,633
Becton Dickinson and Co.	9,693	1,899,343
Boston Scientific Corp.*	61,615	1,797,310
Cochlear Ltd.	2,173	271,374
Coloplast A/S, Class B	4,495	364,812
ConvaTec Group plc(m)	51,687	189,705
Cooper Cos., Inc. (The)	2,259	535,631
CR Bard, Inc.	3,395	1,088,098
CYBERDYNE, Inc.(x)*	3,614	48,144
Danaher Corp.	27,340	2,345,225
DENTSPLY SIRONA, Inc.	11,009	658,448
Edwards Lifesciences Corp.*	9,798	1,071,019
Essilor International SA	7,852	972,109
Getinge AB, Class B	8,655	162,263
Hologic, Inc.*	11,250	412,763
Hoya Corp.	14,752	796,431
IDEXX Laboratories, Inc.*	4,201	653,213
Intuitive Surgical, Inc.*	1,727	1,806,235
Koninklijke Philips NV	35,175	1,452,157
Medtronic plc	64,283	4,999,288
Olympus Corp.	10,949	370,724
ResMed, Inc.	6,747	519,249
Smith & Nephew plc	33,106	598,000
Sonova Holding AG (Registered)	1,980	335,947
Straumann Holding AG (Registered)	360	231,239
Stryker Corp.	14,335	2,035,857
Sysmex Corp.	5,884	375,447
Terumo Corp.	12,134	477,165
Varian Medical Systems, Inc.*	4,370	437,262
William Demant Holding A/S*	4,409	116,383
Zimmer Biomet Holdings, Inc.	8,170	956,625

		34,411,332

Health Care Providers & Services (1.1%)
Aetna, Inc.	15,967	2,538,914
Alfresa Holdings Corp.	7,100	129,917
AmerisourceBergen Corp.	8,735	722,821
Anthem, Inc.	11,935	2,266,218
Cardinal Health, Inc.	15,070	1,008,484
Centene Corp.*	7,770	751,903
Cigna Corp.	11,685	2,184,394
DaVita, Inc.*	7,560	448,988
Envision Healthcare Corp.*	5,462	245,517
Express Scripts Holding Co.*	28,939	1,832,417
Fresenius Medical Care AG & Co. KGaA	8,138	796,107
Fresenius SE & Co. KGaA	15,712	1,267,403
HCA Healthcare, Inc.*	13,968	1,111,713
Healthscope Ltd.(x)	65,687	86,047
Henry Schein, Inc.*	7,492	614,269
Humana, Inc.	6,770	1,649,375
Laboratory Corp. of America Holdings*	4,665	704,275
McKesson Corp.	10,445	1,604,456
Mediclinic International plc(x)	13,947	121,478
Medipal Holdings Corp.	6,468	112,317
Miraca Holdings, Inc.	2,100	97,605
Patterson Cos., Inc.	3,775	145,904
Quest Diagnostics, Inc.	6,535	611,937
Ramsay Health Care Ltd.	5,353	261,507
Ryman Healthcare Ltd.	15,135	101,340
Sonic Healthcare Ltd.	15,068	247,142
Suzuken Co. Ltd.	2,692	95,694
UnitedHealth Group, Inc.	43,485	8,516,538

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	4,150	$460,401

		30,735,081

Health Care Technology (0.0%)
Cerner Corp.*	13,800	984,216
M3, Inc.	7,911	225,326

		1,209,542

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	14,980	961,716
Eurofins Scientific SE	415	262,215
Illumina, Inc.*	6,725	1,339,621
Lonza Group AG (Registered)*	2,817	738,904
Mettler-Toledo International, Inc.*	1,234	772,681
PerkinElmer, Inc.	5,020	346,229
QIAGEN NV*	8,119	255,537
Quintiles IMS Holdings, Inc.*	5,946	565,286
Thermo Fisher Scientific, Inc.	18,115	3,427,359
Waters Corp.*	3,715	666,917

		9,336,465

Pharmaceuticals (3.4%)
Allergan plc	15,937	3,266,288
Astellas Pharma, Inc.	78,259	995,581
AstraZeneca plc	47,893	3,179,951
Bayer AG (Registered)	31,290	4,263,984
Bristol-Myers Squibb Co.	76,305	4,863,681
Chugai Pharmaceutical Co. Ltd.	8,429	349,819
Daiichi Sankyo Co. Ltd.	21,421	483,150
Eisai Co. Ltd.	10,033	515,002
Eli Lilly & Co.	44,470	3,803,964
GlaxoSmithKline plc	186,080	3,711,533
H Lundbeck A/S	2,628	151,638
Hikma Pharmaceuticals plc(x)	5,454	88,504
Hisamitsu Pharmaceutical Co., Inc.	2,298	110,279
Ipsen SA	1,423	189,123
Johnson & Johnson	126,140	16,399,461
Kyowa Hakko Kirin Co. Ltd.	9,815	166,949
Merck & Co., Inc.	126,860	8,122,846
Merck KGaA	4,890	543,966
Mitsubishi Tanabe Pharma Corp.	8,441	193,537
Mylan NV*	18,815	590,227
Novartis AG (Registered)	84,162	7,205,070
Novo Nordisk A/S, Class B	70,545	3,372,491
Ono Pharmaceutical Co. Ltd.	15,539	352,070
Orion OYJ, Class B	3,918	181,801
Otsuka Holdings Co. Ltd.	14,678	583,207
Perrigo Co. plc	6,680	565,462
Pfizer, Inc.	276,474	9,870,122
Recordati SpA	3,956	182,348
Roche Holding AG	26,583	6,786,098
Sanofi	42,902	4,259,800
Santen Pharmaceutical Co. Ltd.	13,800	217,440
Shionogi & Co. Ltd.	11,193	611,848
Sumitomo Dainippon Pharma Co. Ltd.(x)	6,000	78,063
Taisho Pharmaceutical Holdings Co. Ltd.	1,186	90,011
Takeda Pharmaceutical Co. Ltd.	26,840	1,482,193
Taro Pharmaceutical Industries Ltd.(x)*	463	52,175
Teva Pharmaceutical Industries Ltd. (ADR)	34,316	603,962
UCB SA	4,784	340,553
Vifor Pharma AG(x)	1,844	217,087
Zoetis, Inc.	20,888	1,331,819

		90,373,103

Total Health Care		202,520,318

Industrials (6.7%)
Aerospace & Defense (1.2%)
Airbus SE	21,978	2,088,714
Arconic, Inc.	20,036	498,496
BAE Systems plc	120,474	1,019,463
Boeing Co. (The)	28,485	7,241,171
Cobham plc	90,470	176,632
Dassault Aviation SA	94	152,033
Elbit Systems Ltd.	890	130,751
General Dynamics Corp.	13,375	2,749,633
L3 Technologies, Inc.	3,580	674,579
Leonardo SpA	15,313	286,860
Lockheed Martin Corp.	12,040	3,735,891
Meggitt plc	29,352	204,918
Northrop Grumman Corp.	8,260	2,376,567
Raytheon Co.	13,670	2,550,549
Rockwell Collins, Inc.	5,995	783,606
Rolls-Royce Holdings plc*	62,663	744,800
Safran SA	11,834	1,209,002
Singapore Technologies Engineering Ltd.	59,000	149,626
Textron, Inc.	12,395	667,843
Thales SA	4,005	453,376
TransDigm Group, Inc.	2,464	629,922
United Technologies Corp.	35,575	4,129,545
Zodiac Aerospace	7,738	223,746

		32,877,723

Air Freight & Logistics (0.4%)
Bollore SA	32,990	164,892
CH Robinson Worldwide, Inc.(x)	6,560	499,216
Deutsche Post AG (Registered)	36,736	1,635,349
Expeditors International of Washington, Inc.	8,295	496,539
FedEx Corp.	11,745	2,649,437
Royal Mail plc	34,053	175,314
United Parcel Service, Inc., Class B	31,555	3,789,441
Yamato Holdings Co. Ltd.(x)	13,227	267,009

		9,677,197

Airlines (0.3%)
Alaska Air Group, Inc.	5,672	432,603
American Airlines Group, Inc.	27,545	1,308,112
ANA Holdings, Inc.	4,390	166,159
Delta Air Lines, Inc.	35,588	1,716,054
Deutsche Lufthansa AG (Registered)	8,869	246,438
easyJet plc	6,011	98,026
International Consolidated Airlines Group SA	23,831	189,838
Japan Airlines Co. Ltd.	4,317	146,093
Qantas Airways Ltd.	17,104	78,217
Ryanair Holdings plc (ADR)*	204	21,506
Singapore Airlines Ltd.	20,000	148,033
Southwest Airlines Co.	29,125	1,630,418
United Continental Holdings, Inc.*	15,373	935,908

		7,117,405

Building Products (0.3%)
Allegion plc	4,388	379,430
AO Smith Corp.	7,007	416,426
Asahi Glass Co. Ltd.	7,483	277,641
Assa Abloy AB, Class B	37,924	866,047
Cie de Saint-Gobain	18,909	1,126,814
Daikin Industries Ltd.	9,466	958,588

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Fortune Brands Home & Security, Inc.	7,054	$474,240
Geberit AG (Registered)	1,401	662,775
Johnson Controls International plc	43,230	1,741,736
LIXIL Group Corp.	10,003	265,443
Masco Corp.	15,220	593,732
TOTO Ltd.(x)	5,322	224,184

		7,987,056

Commercial Services & Supplies (0.2%)
Babcock International Group plc	9,565	106,062
Brambles Ltd.	60,137	424,543
Cintas Corp.	4,020	580,006
Dai Nippon Printing Co. Ltd.	9,800	234,538
Edenred	8,399	228,316
G4S plc	58,708	218,935
ISS A/S	6,322	254,236
Park24 Co. Ltd.	4,134	100,664
Republic Services, Inc.	10,860	717,411
Secom Co. Ltd.	7,892	575,252
Securitas AB, Class B	11,847	198,398
Societe BIC SA	1,079	129,312
Sohgo Security Services Co. Ltd.(x)	2,700	123,812
Stericycle, Inc.*	3,865	276,811
Toppan Printing Co. Ltd.	19,817	196,541
Waste Management, Inc.	18,910	1,480,085

		5,844,922

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	9,116	337,825
Boskalis Westminster	3,445	120,419
Bouygues SA	8,071	382,995
CIMIC Group Ltd.	3,681	127,651
Eiffage SA	2,781	287,929
Ferrovial SA	18,312	403,100
Fluor Corp.	6,350	267,335
HOCHTIEF AG	730	123,163
Jacobs Engineering Group, Inc.	5,590	325,729
JGC Corp.	7,796	126,163
Kajima Corp.	33,981	337,621
Obayashi Corp.	24,551	294,328
Quanta Services, Inc.*	6,885	257,292
Shimizu Corp.	20,847	231,026
Skanska AB, Class B	12,869	298,147
Taisei Corp.	7,799	408,924
Vinci SA	19,055	1,810,698

		6,140,345

Electrical Equipment (0.5%)
ABB Ltd. (Registered)	75,420	1,864,569
Acuity Brands, Inc.	2,025	346,842
AMETEK, Inc.	10,737	709,071
Eaton Corp. plc	20,955	1,609,134
Emerson Electric Co.	29,385	1,846,553
Fuji Electric Co. Ltd.	21,144	117,253
Legrand SA	10,065	726,597
Mabuchi Motor Co. Ltd.	1,800	90,060
Mitsubishi Electric Corp.	73,039	1,141,103
Nidec Corp.	9,066	1,113,460
OSRAM Licht AG	3,169	252,855
Prysmian SpA	7,790	263,136
Rockwell Automation, Inc.	6,035	1,075,497
Schneider Electric SE*	21,298	1,853,423
Siemens Gamesa Renewable Energy SA	9,020	117,748
Vestas Wind Systems A/S	8,153	731,617

		13,858,918

Industrial Conglomerates (1.1%)
3M Co.	27,660	5,805,834
CK Hutchison Holdings Ltd.	102,503	1,310,221
DCC plc	3,371	327,267
General Electric Co.	415,439	10,045,316
Honeywell International, Inc.	35,150	4,982,161
Jardine Matheson Holdings Ltd. (London Stock Exchange)	8,056	507,286
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,000	63,360
Jardine Strategic Holdings Ltd.	8,327	356,396
Keihan Holdings Co. Ltd.(x)	3,636	106,477
Keppel Corp. Ltd.	55,000	263,150
NWS Holdings Ltd.	58,000	113,006
Roper Technologies, Inc.	4,615	1,123,291
Seibu Holdings, Inc.	7,073	120,811
Sembcorp Industries Ltd.(x)	37,000	80,740
Siemens AG (Registered)	28,946	4,077,984
Smiths Group plc	14,964	316,216
Toshiba Corp.*	152,321	426,404

		30,025,920

Machinery (1.1%)
Alfa Laval AB	11,110	271,308
Alstom SA	5,819	247,142
Amada Holdings Co. Ltd.	12,787	140,342
ANDRITZ AG	2,755	159,241
Atlas Copco AB, Class A	25,409	1,075,958
Atlas Copco AB, Class B	14,765	572,479
Caterpillar, Inc.	26,620	3,319,780
CNH Industrial NV	38,678	464,449
Cummins, Inc.	7,435	1,249,303
Deere & Co.	13,680	1,718,071
Dover Corp.	7,070	646,127
FANUC Corp.	7,388	1,496,312
Flowserve Corp.	5,910	251,707
Fortive Corp.	13,670	967,699
GEA Group AG(x)	6,919	314,755
Hino Motors Ltd.	9,716	118,811
Hitachi Construction Machinery Co. Ltd.	4,000	118,551
Hoshizaki Corp.	2,042	179,475
IHI Corp.(x)	5,844	203,073
Illinois Tool Works, Inc.	14,945	2,211,262
IMI plc	10,291	171,409
Ingersoll-Rand plc	11,715	1,044,627
JTEKT Corp.	8,400	116,305
Kawasaki Heavy Industries Ltd.	5,682	188,355
KION Group AG	2,681	256,568
Komatsu Ltd.	34,908	993,028
Kone OYJ, Class B	12,787	677,060
Kubota Corp.	39,854	724,473
Kurita Water Industries Ltd.(x)	3,700	106,865
Makita Corp.	8,400	338,538
MAN SE	1,334	150,555
Metso OYJ(x)	4,266	156,503
MINEBEA MITSUMI, Inc.	14,448	225,981
Mitsubishi Heavy Industries Ltd.	12,117	479,081
Nabtesco Corp.	4,233	157,245
NGK Insulators Ltd.	9,900	185,463
NSK Ltd.	14,505	195,548
PACCAR, Inc.	16,040	1,160,334
Parker-Hannifin Corp.	6,155	1,077,248
Pentair plc	8,323	565,631
Sandvik AB	42,716	736,853
Schindler Holding AG	1,540	340,172
Schindler Holding AG (Registered)	761	163,697

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SKF AB, Class B	14,270	$310,983
SMC Corp.	2,153	759,410
Snap-on, Inc.	2,670	397,857
Stanley Black & Decker, Inc.	6,970	1,052,261
Sumitomo Heavy Industries Ltd.	4,409	176,705
THK Co. Ltd.	4,500	153,166
Volvo AB, Class B	58,818	1,133,768
Wartsila OYJ Abp	5,598	396,315
Weir Group plc (The)	8,245	217,099
Xylem, Inc.	8,150	510,435
Yangzijiang Shipbuilding Holdings Ltd.	86,538	91,230

		31,136,613

Marine (0.1%)
AP Moller - Maersk A/S, Class A	142	260,939
AP Moller - Maersk A/S, Class B	248	471,087
Kuehne + Nagel International AG (Registered)	2,043	378,283
Mitsui OSK Lines Ltd.	4,330	131,218
Nippon Yusen KK*	6,110	127,005

		1,368,532

Professional Services (0.3%)
Adecco Group AG (Registered)*	6,152	479,022
Bureau Veritas SA	10,031	258,868
Capita plc	25,248	191,153
Equifax, Inc.	5,410	573,406
Experian plc	35,627	715,625
IHS Markit Ltd.*	15,008	661,553
Intertek Group plc	6,107	407,696
Nielsen Holdings plc	16,501	683,966
Randstad Holding NV	4,507	278,806
Recruit Holdings Co. Ltd.	41,639	901,793
RELX NV	36,550	778,004
RELX plc	40,541	889,299
Robert Half International, Inc.	5,965	300,278
SEEK Ltd.	12,577	163,864
SGS SA (Registered)	207	496,578
Verisk Analytics, Inc.*	7,054	586,822
Wolters Kluwer NV	11,423	527,815

		8,894,548

Road & Rail (0.6%)
Aurizon Holdings Ltd.	77,633	298,387
Central Japan Railway Co.	5,521	968,046
ComfortDelGro Corp. Ltd.(x)	81,000	124,207
CSX Corp.	43,990	2,386,897
DSV A/S	7,189	543,835
East Japan Railway Co.(x)	12,542	1,157,509
Hankyu Hanshin Holdings, Inc.	9,080	344,560
JB Hunt Transport Services, Inc.	4,041	448,874
Kansas City Southern	4,950	537,966
Keikyu Corp.(x)	8,861	179,612
Keio Corp.(x)	4,369	180,149
Keisei Electric Railway Co. Ltd.	5,133	142,095
Kintetsu Group Holdings Co. Ltd.	6,850	254,763
Kyushu Railway Co.	6,014	178,777
MTR Corp. Ltd.	55,494	323,945
Nagoya Railroad Co. Ltd.	6,960	149,870
Nippon Express Co. Ltd.	3,011	196,159
Norfolk Southern Corp.	13,650	1,805,076
Odakyu Electric Railway Co. Ltd.	11,100	210,607
Tobu Railway Co. Ltd.	7,317	200,929
Tokyu Corp.	20,064	284,043
Union Pacific Corp.	38,690	4,486,878
West Japan Railway Co.	6,190	430,288

		15,833,472

Trading Companies & Distributors (0.3%)
AerCap Holdings NV*	5,631	287,800
Ashtead Group plc	18,889	455,350
Brenntag AG	5,845	325,480
Bunzl plc	12,708	386,041
Fastenal Co.	13,150	599,377
Ferguson plc	9,576	628,247
ITOCHU Corp.	56,554	926,274
Marubeni Corp.	62,460	426,576
MISUMI Group, Inc.	10,423	274,458
Mitsubishi Corp.	57,080	1,326,753
Mitsui & Co. Ltd.	64,552	954,010
Rexel SA	11,472	198,500
Sumitomo Corp.	44,858	645,214
Toyota Tsusho Corp.	7,963	261,482
Travis Perkins plc	9,500	184,330
United Rentals, Inc.*	4,150	575,771
WW Grainger, Inc.(x)	2,616	470,226

		8,925,889

Transportation Infrastructure (0.1%)
Abertis Infraestructuras SA	26,232	530,162
Aena SME SA(m)	2,554	461,087
Aeroports de Paris	1,123	181,571
Atlantia SpA	17,185	542,506
Auckland International Airport Ltd.	36,119	168,012
Fraport AG Frankfurt Airport Services Worldwide	1,574	149,457
Groupe Eurotunnel SE (Registered)	17,689	213,248
Hutchison Port Holdings Trust (OTC Exchange)	22,158	9,306
Hutchison Port Holdings Trust (Singapore Stock Exchange)(x)	174,947	75,227
Japan Airport Terminal Co. Ltd.	1,700	60,582
Kamigumi Co. Ltd.	4,412	102,128
SATS Ltd.	25,046	85,121
Sydney Airport	41,712	232,631
Transurban Group	77,653	723,622

		3,534,660

Total Industrials		183,223,200

Information Technology (9.8%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	230,020	7,735,572
F5 Networks, Inc.*	3,135	377,956
Harris Corp.	5,690	749,259
Juniper Networks, Inc.	16,050	446,672
Motorola Solutions, Inc.	7,255	615,732
Nokia OYJ	220,827	1,325,857
Telefonaktiebolaget LM Ericsson, Class B	116,252	667,547

		11,918,595

Electronic Equipment, Instruments & Components (0.4%)
Alps Electric Co. Ltd.(x)	7,451	196,596
Amphenol Corp., Class A	14,040	1,188,346
Corning, Inc.	50,845	1,521,282
FLIR Systems, Inc.	6,245	242,993
Hamamatsu Photonics KK	5,356	161,834
Hexagon AB, Class B	9,782	484,842
Hirose Electric Co. Ltd.	1,235	173,849
Hitachi High-Technologies Corp.	2,566	93,040
Hitachi Ltd.	182,883	1,288,673
Ingenico Group SA	2,210	209,482
Keyence Corp.	3,757	1,994,942
Kyocera Corp.	12,065	748,614
Murata Manufacturing Co. Ltd.	7,298	1,072,730

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Electric Glass Co. Ltd.	3,180	$123,059
Omron Corp.	7,221	367,708
Shimadzu Corp.	9,460	186,300
TDK Corp.	4,872	330,789
TE Connectivity Ltd.	16,890	1,402,883
Yaskawa Electric Corp.(x)	9,523	301,706
Yokogawa Electric Corp.	8,590	146,265

		12,235,933

Internet Software & Services (1.8%)
Akamai Technologies, Inc.*	8,080	393,658
Alphabet, Inc., Class A*	13,404	13,051,743
Alphabet, Inc., Class C*	13,628	13,070,750
Auto Trader Group plc(m)	36,882	193,981
DeNA Co. Ltd.	3,920	87,858
eBay, Inc.*	49,535	1,905,116
Facebook, Inc., Class A*	104,936	17,930,414
Kakaku.com, Inc.(x)	5,266	67,109
Mixi, Inc.(x)	1,653	79,767
United Internet AG (Registered)	4,654	289,715
VeriSign, Inc.(x)*	4,390	467,052
Yahoo Japan Corp.(x)	53,778	255,210

		47,792,373

IT Services (1.6%)
Accenture plc, Class A	28,710	3,877,860
Alliance Data Systems Corp.	2,730	604,832
Amadeus IT Group SA, Class A	16,604	1,079,138
Atos SE	3,583	555,811
Automatic Data Processing, Inc.	20,925	2,287,521
Capgemini SE	6,080	712,559
Cognizant Technology Solutions Corp., Class A	27,850	2,020,239
Computershare Ltd.	17,570	199,424
CSRA, Inc.	6,185	199,590
DXC Technology Co.	13,399	1,150,706
Fidelity National Information Services, Inc.	12,625	1,179,049
Fiserv, Inc.*	10,170	1,311,523
Fujitsu Ltd.	74,318	552,077
Gartner, Inc.*	4,248	528,494
Global Payments, Inc.	7,057	670,627
International Business Machines Corp.	40,445	5,867,760
Mastercard, Inc., Class A	44,810	6,327,171
Nomura Research Institute Ltd.	4,924	192,103
NTT Data Corp.	23,800	254,656
Obic Co. Ltd.	2,395	150,692
Otsuka Corp.	1,900	121,742
Paychex, Inc.	14,655	878,714
PayPal Holdings, Inc.*	50,835	3,254,965
Total System Services, Inc.	7,665	502,058
Visa, Inc., Class A	87,740	9,233,757
Western Union Co. (The)	22,900	439,680
Worldpay Group plc(m)	75,675	412,716

		44,565,464

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.(x)*	36,400	464,100
Analog Devices, Inc.	16,676	1,436,971
Applied Materials, Inc.	51,665	2,691,230
ASM Pacific Technology Ltd.	9,974	143,642
ASML Holding NV	14,126	2,404,990
Broadcom Ltd.	16,938	4,108,143
Disco Corp.	1,079	219,492
Infineon Technologies AG	42,960	1,079,972
Intel Corp.	215,955	8,223,566
KLA-Tencor Corp.	7,130	755,780
Lam Research Corp.	7,279	1,346,906
Microchip Technology, Inc.	9,760	876,253
Micron Technology, Inc.*	47,395	1,864,045
NVIDIA Corp.	23,340	4,172,492
NXP Semiconductors NV*	13,006	1,470,849
Qorvo, Inc.*	5,865	414,538
QUALCOMM, Inc.	68,305	3,540,931
Renesas Electronics Corp.*	18,900	205,922
Rohm Co. Ltd.	3,553	304,385
Skyworks Solutions, Inc.	8,742	890,810
STMicroelectronics NV	24,117	466,609
Texas Instruments, Inc.	45,960	4,119,854
Tokyo Electron Ltd.	6,000	921,395
Xilinx, Inc.	11,645	824,815

		42,947,690

Software (2.3%)
Activision Blizzard, Inc.	31,624	2,040,064
Adobe Systems, Inc.*	22,785	3,399,066
ANSYS, Inc.*	4,060	498,284
Autodesk, Inc.*	10,260	1,151,788
CA, Inc.	13,505	450,797
Cadence Design Systems, Inc.*	13,372	527,793
Check Point Software Technologies Ltd.*	4,931	562,233
Citrix Systems, Inc.*	7,030	540,045
Dassault Systemes SE	4,884	494,060
Electronic Arts, Inc.*	14,115	1,666,417
Gemalto NV	3,079	137,539
Intuit, Inc.	11,765	1,672,277
Konami Holdings Corp.	3,500	168,274
LINE Corp.(x)*	1,639	59,209
Micro Focus International plc	16,603	531,060
Microsoft Corp.	361,585	26,934,466
Nexon Co. Ltd.	7,357	191,959
Nice Ltd.	2,282	181,925
Nintendo Co. Ltd.	4,361	1,610,692
Oracle Corp.	144,015	6,963,124
Oracle Corp. Japan	1,384	108,727
Red Hat, Inc.*	8,325	922,910
Sage Group plc (The)	40,897	382,792
salesforce.com, Inc.*	28,806	2,691,057
SAP SE	37,187	4,073,847
Symantec Corp.	27,840	913,430
Synopsys, Inc.*	7,119	573,293
Trend Micro, Inc.	4,483	220,714

		59,667,842

Technology Hardware, Storage & Peripherals (1.7%)
Apple, Inc.	246,492	37,989,347
Brother Industries Ltd.	8,922	207,579
Canon, Inc.	40,308	1,377,332
FUJIFILM Holdings Corp.	15,576	604,491
Hewlett Packard Enterprise Co.	78,475	1,154,367
HP, Inc.	78,925	1,575,343
Konica Minolta, Inc.(x)	18,049	148,210
NEC Corp.	9,850	266,985
NetApp, Inc.	13,190	577,194
Ricoh Co. Ltd.	26,700	259,585
Seagate Technology plc	13,540	449,122
Seiko Epson Corp.	10,536	254,961
Western Digital Corp.	12,825	1,108,080
Xerox Corp.	10,876	362,062

		46,334,658

Total Information Technology		265,462,555

Materials (2.7%)
Chemicals (1.5%)
Air Liquide SA	14,727	1,964,249

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Air Products & Chemicals, Inc.	8,895	$1,345,102
Air Water, Inc.	5,602	103,353
Akzo Nobel NV	9,542	881,013
Albemarle Corp.	5,164	703,905
Arkema SA	2,578	316,120
Asahi Kasei Corp.	47,715	587,294
BASF SE	34,753	3,698,354
CF Industries Holdings, Inc.	10,630	373,751
Chr Hansen Holding A/S	3,741	320,848
Covestro AG(m)	4,214	362,333
Croda International plc	4,972	252,708
Daicel Corp.	10,523	126,809
DowDuPont, Inc.	111,346	7,708,483
Eastman Chemical Co.	6,770	612,617
Ecolab, Inc.	12,170	1,565,184
EMS-Chemie Holding AG (Registered)	309	205,500
Evonik Industries AG	6,171	220,410
FMC Corp.	6,100	544,791
Frutarom Industries Ltd.	1,461	112,381
FUCHS PETROLUB SE (Preference)(q)	2,629	155,640
Givaudan SA (Registered)	349	759,377
Hitachi Chemical Co. Ltd.	3,900	106,923
Incitec Pivot Ltd.	63,838	180,268
International Flavors & Fragrances, Inc.	3,645	520,907
Israel Chemicals Ltd.	19,318	85,693
Johnson Matthey plc	7,323	335,598
JSR Corp.	7,200	136,802
K+S AG (Registered)(x)	7,242	197,292
Kaneka Corp.	10,500	81,555
Kansai Paint Co. Ltd.(x)	7,686	193,439
Koninklijke DSM NV	6,865	561,958
Kuraray Co. Ltd.	13,339	249,414
LANXESS AG	3,463	273,243
Linde AG	7,028	1,465,663
LyondellBasell Industries NV, Class A	15,816	1,566,575
Mitsubishi Chemical Holdings Corp.	54,088	515,284
Mitsubishi Gas Chemical Co., Inc.	6,815	159,708
Mitsui Chemicals, Inc.	6,960	211,537
Monsanto Co.	20,120	2,410,778
Mosaic Co. (The)	16,075	347,059
Nippon Paint Holdings Co. Ltd.	6,126	208,238
Nissan Chemical Industries Ltd.	4,531	159,456
Nitto Denko Corp.	6,200	516,938
Novozymes A/S, Class B	8,556	439,062
Orica Ltd.	14,233	220,719
PPG Industries, Inc.	12,210	1,326,739
Praxair, Inc.	13,030	1,820,812
Sherwin-Williams Co. (The)	3,615	1,294,315
Shin-Etsu Chemical Co. Ltd.	14,718	1,315,824
Sika AG	81	602,680
Solvay SA	2,804	418,896
Sumitomo Chemical Co. Ltd.	59,414	371,189
Symrise AG	4,666	354,433
Taiyo Nippon Sanso Corp.(x)	4,900	58,003
Teijin Ltd.	7,066	139,279
Toray Industries, Inc.	55,492	538,276
Tosoh Corp.	11,047	248,969
Umicore SA	3,611	298,706
Yara International ASA	6,720	300,964

		43,153,416

Construction Materials (0.2%)
Boral Ltd.	44,358	235,558
CRH plc	31,644	1,207,085
Fletcher Building Ltd.	26,332	151,967
HeidelbergCement AG	5,631	578,810
Imerys SA	1,355	122,433
James Hardie Industries plc (CHDI)	16,681	231,859
LafargeHolcim Ltd. (Registered)*	17,222	1,006,625
Martin Marietta Materials, Inc.	2,947	607,760
Taiheiyo Cement Corp.	4,570	176,464
Vulcan Materials Co.	6,110	730,756

		5,049,317

Containers & Packaging (0.2%)
Amcor Ltd.	43,821	522,816
Avery Dennison Corp.	4,080	401,227
Ball Corp.	12,980	536,074
International Paper Co.	18,795	1,067,933
Packaging Corp. of America	4,482	513,996
Sealed Air Corp.	8,935	381,703
Toyo Seikan Group Holdings Ltd.	6,165	103,001
WestRock Co.	11,570	656,366

		4,183,116

Metals & Mining (0.7%)
Alumina Ltd.(x)	92,621	159,834
Anglo American plc(x)	50,489	906,242
Antofagasta plc	14,920	189,732
ArcelorMittal*	25,133	648,305
BHP Billiton Ltd.	121,523	2,457,417
BHP Billiton plc	79,916	1,407,664
BlueScope Steel Ltd.(x)	21,416	184,282
Boliden AB	10,349	350,307
Fortescue Metals Group Ltd.(x)	58,909	237,510
Freeport-McMoRan, Inc.*	57,220	803,369
Fresnillo plc	8,365	157,488
Glencore plc*	459,916	2,107,702
Hitachi Metals Ltd.	8,100	112,727
JFE Holdings, Inc.	19,705	384,819
Kobe Steel Ltd.(x)	11,699	133,703
Maruichi Steel Tube Ltd.	2,100	61,120
Mitsubishi Materials Corp.	4,201	145,229
Newcrest Mining Ltd.	29,025	478,567
Newmont Mining Corp.	24,145	905,679
Nippon Steel & Sumitomo Metal Corp.	28,677	658,405
Norsk Hydro ASA	50,885	369,922
Nucor Corp.	14,515	813,421
Randgold Resources Ltd.	3,559	348,857
Rio Tinto Ltd.	16,051	837,640
Rio Tinto plc	46,694	2,173,054
South32 Ltd.	199,253	511,082
Sumitomo Metal Mining Co. Ltd.(x)	9,342	300,024
thyssenkrupp AG	13,918	412,476
voestalpine AG	4,337	221,157

		18,477,734

Paper & Forest Products (0.1%)
Mondi plc	13,895	373,317
Oji Holdings Corp.	32,609	175,905
Stora Enso OYJ, Class R	20,844	294,395
UPM-Kymmene OYJ	20,195	547,303

		1,390,920

Total Materials		72,254,503

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)	4,194	498,960
American Tower Corp. (REIT)	19,355	2,645,440

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Apartment Investment & Management Co. (REIT), Class A	7,150	$313,599
Ascendas REIT (REIT)	93,393	183,144
AvalonBay Communities, Inc. (REIT)	6,265	1,117,801
Boston Properties, Inc. (REIT)	7,045	865,690
British Land Co. plc (The). (REIT)	37,017	298,609
CapitaLand Commercial Trust. (REIT)(x)	78,000	95,168
CapitaLand Mall Trust. (REIT)	93,000	137,123
Crown Castle International Corp. (REIT)	15,250	1,524,694
Daiwa House REIT Investment Corp. (REIT)	54	129,283
Dexus (REIT)	38,479	286,738
Digital Realty Trust, Inc. (REIT)	6,688	791,391
Duke Realty Corp. (REIT)	16,918	487,577
Equinix, Inc. (REIT)	3,159	1,409,862
Equity Residential. (REIT)	16,660	1,098,394
Essex Property Trust, Inc. (REIT)	3,003	762,852
Extra Space Storage, Inc. (REIT)	5,713	456,583
Federal Realty Investment Trust. (REIT)	3,213	399,087
Fonciere Des Regions. (REIT)	1,258	130,678
Gecina SA. (REIT)	1,783	289,125
GGP, Inc. (REIT)	26,610	552,690
Goodman Group. (REIT)	67,696	437,550
GPT Group (The) (REIT)	68,169	265,220
Hammerson plc (REIT)	30,013	215,968
HCP, Inc. (REIT)	21,250	591,388
Host Hotels & Resorts, Inc. (REIT)	34,345	635,039
ICADE (REIT)	1,262	112,568
Intu Properties plc (REIT)(x)	33,326	102,934
Iron Mountain, Inc. (REIT)	10,988	427,433
Japan Prime Realty Investment Corp. (REIT)	33	110,269
Japan Real Estate Investment Corp. (REIT)	47	225,968
Japan Retail Fund Investment Corp. (REIT)	98	175,838
Kimco Realty Corp. (REIT)	18,900	369,495
Klepierre SA (REIT)	8,326	326,803
Land Securities Group plc (REIT)	28,050	365,534
Link REIT (REIT)	84,000	680,680
Macerich Co. (The) (REIT)	5,780	317,727
Mid-America Apartment Communities, Inc. (REIT)	5,285	564,861
Mirvac Group (REIT)	140,209	251,854
Nippon Building Fund, Inc. (REIT)	51	254,264
Nippon Prologis REIT, Inc. (REIT)	162	341,348
Nomura Real Estate Master Fund, Inc. (REIT)	142	184,622
Prologis, Inc.(REIT)	23,962	1,520,628
Public Storage (REIT)	6,755	1,445,502
Realty Income Corp. (REIT)	11,434	653,910
Regency Centers Corp. (REIT)	6,858	425,470
SBA Communications Corp. (REIT)*	5,775	831,889
Scentre Group (REIT)	201,458	621,033
Segro plc (REIT)	37,777	271,330
Simon Property Group, Inc. (REIT)	14,140	2,276,680
SL Green Realty Corp. (REIT)	4,577	463,742
Stockland (REIT)	91,506	308,642
Suntec REIT (REIT)(x)	95,000	130,617
UDR, Inc. (REIT)	12,195	463,776
Unibail-Rodamco SE (REIT)	3,773	917,503
United Urban Investment Corp. (REIT)	115	168,425
Ventas, Inc. (REIT)	15,339	999,029
Vicinity Centres (REIT)	127,317	265,647
Vornado Realty Trust (REIT)	8,110	623,497
Welltower, Inc. (REIT)	16,240	1,141,347
Westfield Corp. (REIT)	74,698	459,370
Weyerhaeuser Co. (REIT)	34,106	1,160,627

		36,580,515

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	4,270	76,008
Azrieli Group Ltd.	1,606	89,141
CapitaLand Ltd.	97,000	256,006
CBRE Group, Inc., Class A*	13,290	503,425
City Developments Ltd.	15,000	125,290
CK Asset Holdings Ltd.	98,968	819,074
Daito Trust Construction Co. Ltd.	2,642	481,324
Daiwa House Industry Co. Ltd.	21,387	738,400
Deutsche Wohnen SE	13,419	569,688
Global Logistic Properties Ltd.	99,949	243,158
Hang Lung Group Ltd.	33,267	119,456
Hang Lung Properties Ltd.	76,075	180,556
Henderson Land Development Co. Ltd.	44,930	297,651
Hongkong Land Holdings Ltd.	44,219	317,050
Hulic Co. Ltd.	11,274	110,511
Hysan Development Co. Ltd.	23,000	108,204
Kerry Properties Ltd.	24,000	99,391
LendLease Group	20,973	294,806
Mitsubishi Estate Co. Ltd.	47,300	822,417
Mitsui Fudosan Co. Ltd.	33,740	731,621
New World Development Co. Ltd.	222,416	319,462
Nomura Real Estate Holdings, Inc.	4,636	98,797
Sino Land Co. Ltd.	118,671	208,429
Sumitomo Realty & Development Co. Ltd.	13,422	406,149
Sun Hung Kai Properties Ltd.	55,418	900,269
Swire Pacific Ltd., Class A	18,714	181,592
Swire Properties Ltd.	43,450	147,399
Swiss Prime Site AG (Registered)*	2,704	243,077
Tokyo Tatemono Co. Ltd.	7,737	98,943
Tokyu Fudosan Holdings Corp.	19,339	116,696
UOL Group Ltd.	18,147	108,632
Vonovia SE	17,831	758,681
Wharf Holdings Ltd. (The)	45,589	406,190
Wheelock & Co. Ltd.	30,000	211,032

		11,188,525

Total Real Estate		47,769,040

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	281,196	11,014,448
Bezeq The Israeli Telecommunication Corp. Ltd.	78,479	112,141
BT Group plc	320,351	1,218,698
CenturyLink, Inc.(x)	24,829	469,268
Deutsche Telekom AG (Registered)	123,873	2,311,011
Elisa OYJ	5,382	231,667
HKT Trust & HKT Ltd.	142,305	172,881
Iliad SA	1,000	265,750
Inmarsat plc	17,255	148,788
Koninklijke KPN NV	129,260	443,804
Level 3 Communications, Inc.*	13,204	703,641
Nippon Telegraph & Telephone Corp.	26,105	1,196,387
Orange SA	75,487	1,236,563

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
PCCW Ltd.	160,000	$86,640
Proximus SADP	5,755	198,307
Singapore Telecommunications Ltd.	308,895	837,638
Spark New Zealand Ltd.	69,350	182,834
Swisscom AG (Registered)	980	502,170
TDC A/S	30,724	180,013
Telecom Italia SpA*	431,437	404,108
Telecom Italia SpA (RNC)	228,077	171,443
Telefonica Deutschland Holding AG	28,137	157,895
Telefonica SA	171,556	1,863,789
Telenor ASA	28,406	600,612
Telia Co. AB	98,303	462,977
Telstra Corp. Ltd.	157,504	431,176
TPG Telecom Ltd.(x)	13,995	53,461
Verizon Communications, Inc.	186,225	9,216,275
Vivendi SA	38,966	986,475

		35,860,860

Wireless Telecommunication Services (0.3%)
KDDI Corp.	68,451	1,804,880
Millicom International Cellular SA (SDR)	2,502	165,113
NTT DOCOMO, Inc.	51,579	1,178,261
SoftBank Group Corp.	31,230	2,521,158
StarHub Ltd.	22,924	43,940
Tele2 AB, Class B	13,684	156,583
Vodafone Group plc	1,007,385	2,818,582

		8,688,517

Total Telecommunication Services		44,549,377

Utilities (1.8%)
Electric Utilities (1.1%)
Alliant Energy Corp.	10,444	434,157
American Electric Power Co., Inc.	22,450	1,576,888
AusNet Services	68,167	90,365
Chubu Electric Power Co., Inc.	24,364	302,480
Chugoku Electric Power Co., Inc. (The)(x)	10,500	111,509
CK Infrastructure Holdings Ltd.(x)	25,428	218,747
CLP Holdings Ltd.	62,728	642,810
Contact Energy Ltd.	27,074	107,556
DONG Energy A/S(m)	6,362	364,164
Duke Energy Corp.	31,439	2,638,360
Edison International	14,895	1,149,447
EDP - Energias de Portugal SA	89,930	338,528
Electricite de France SA	20,749	251,976
Endesa SA	12,018	270,943
Enel SpA	307,746	1,853,179
Entergy Corp.	8,170	623,861
Eversource Energy	14,470	874,567
Exelon Corp.	42,050	1,584,024
FirstEnergy Corp.	19,330	595,944
Fortum OYJ	16,806	335,486
HK Electric Investments & HK Electric Investments Ltd.(m)	99,446	90,642
Iberdrola SA	217,017	1,685,668
Kansai Electric Power Co., Inc. (The)	26,548	339,621
Kyushu Electric Power Co., Inc.(x)	16,100	170,980
Mercury NZ Ltd.	26,486	64,854
NextEra Energy, Inc.	21,040	3,083,411
PG&E Corp.	22,535	1,534,408
Pinnacle West Capital Corp.	5,090	430,410
Power Assets Holdings Ltd.	52,145	451,586
PPL Corp.	30,800	1,168,860
Red Electrica Corp. SA	16,379	344,191
Southern Co. (The)	41,705	2,049,383
SSE plc	38,247	715,976
Terna Rete Elettrica Nazionale SpA	53,237	310,955
Tohoku Electric Power Co., Inc.	17,035	216,637
Tokyo Electric Power Co. Holdings, Inc.*	54,700	220,696
Xcel Energy, Inc.	23,190	1,097,351

		28,340,620

Gas Utilities (0.1%)
APA Group	42,162	276,150
Gas Natural SDG SA	13,252	293,359
Hong Kong & China Gas Co. Ltd.	317,489	596,643
Osaka Gas Co. Ltd.	14,176	263,552
Toho Gas Co. Ltd.(x)	2,827	82,770
Tokyo Gas Co. Ltd.	14,795	362,632

		1,875,106

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	30,130	332,033
Electric Power Development Co. Ltd.	5,500	138,129
Meridian Energy Ltd.	48,489	99,642
NRG Energy, Inc.	14,370	367,728

		937,532

Multi-Utilities (0.6%)
AGL Energy Ltd.	24,896	456,379
Ameren Corp.	11,070	640,289
CenterPoint Energy, Inc.	19,640	573,684
Centrica plc	207,835	520,793
CMS Energy Corp.	12,625	584,790
Consolidated Edison, Inc.	13,430	1,083,532
Dominion Energy, Inc.	27,240	2,095,574
DTE Energy Co.	8,210	881,426
E.ON SE	83,284	942,598
Engie SA	64,501	1,095,479
Innogy SE(m)(x)	5,255	233,871
National Grid plc	130,048	1,611,248
NiSource, Inc.	14,595	373,486
Public Service Enterprise Group, Inc.	23,125	1,069,531
RWE AG*	19,606	445,372
SCANA Corp.	6,520	316,155
Sempra Energy	10,770	1,229,180
Suez	13,925	254,193
Veolia Environnement SA	18,118	418,637
WEC Energy Group, Inc.	14,410	904,660

		15,730,877

Water Utilities (0.0%)
American Water Works Co., Inc.	8,128	657,636
Severn Trent plc	8,932	260,084
United Utilities Group plc	25,801	295,429

		1,213,149

Total Utilities		48,097,284

Total Common Stocks (56.9%) (Cost $1,226,992,252)		1,549,001,674

EXCHANGE TRADED FUND:
SPDR S&P MidCap 400 Fund	348,972	113,880,033

Total Exchange Traded Fund (4.2%) (Cost $96,612,575)		113,880,033

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.0%)
FHLB
5.000%, 11/17/17	$6,720,000	$6,752,955
FHLMC
0.875%, 3/7/18	2,130,000	2,126,459
3.750%, 3/27/19	3,030,000	3,130,824
2.375%, 1/13/22	4,363,000	4,444,367
Series 1
0.750%, 1/12/18	970,000	968,785
FNMA
0.875%, 12/20/17	960,000	959,337
1.625%, 11/27/18	4,460,000	4,480,186
1.750%, 6/20/19	4,859,000	4,880,132

Total U.S. Government Agency Securities		27,743,045

U.S. Treasury Obligations (27.3%)
U.S. Treasury Bonds
8.000%, 11/15/21	33,530,000	41,763,187
7.125%, 2/15/23	1,110,000	1,400,378
6.000%, 2/15/26	5,790,000	7,456,208
U.S. Treasury Notes
1.250%, 11/30/18	6,452,400	6,441,814
1.375%, 12/31/18	11,467,000	11,462,073
2.750%, 2/15/19	7,805,000	7,945,246
1.375%, 2/28/19	3,805,000	3,802,622
1.500%, 3/31/19	22,355,000	22,380,324
3.125%, 5/15/19	25,442,500	26,127,758
3.625%, 8/15/19#	51,867,000	53,933,579
1.500%, 11/30/19	16,945,000	16,941,028
1.250%, 1/31/20	8,450,000	8,394,547
3.625%, 2/15/20	9,258,000	9,707,157
1.125%, 3/31/20	22,333,000	22,095,712
1.375%, 3/31/20	6,140,000	6,111,219
1.500%, 5/31/20	8,715,000	8,695,595
1.625%, 6/30/20	9,955,000	9,962,777
1.625%, 7/31/20	8,735,000	8,740,459
1.375%, 8/31/20	21,510,000	21,362,119
1.375%, 10/31/20	10,075,000	9,991,567
2.625%, 11/15/20	16,025,000	16,495,108
3.625%, 2/15/21	29,105,000	30,950,211
1.125%, 2/28/21	10,065,000	9,869,205
1.250%, 3/31/21	15,535,000	15,283,164
3.125%, 5/15/21	2,430,000	2,547,988
1.375%, 5/31/21	3,943,000	3,889,092
2.125%, 8/15/21	15,585,000	15,782,856
1.125%, 9/30/21	6,424,000	6,254,868
1.250%, 10/31/21	23,318,100	22,797,087
2.000%, 11/15/21	21,755,000	21,916,463
1.875%, 11/30/21	39,811,400	39,895,379
2.000%, 2/15/22	18,097,500	18,213,438
1.750%, 3/31/22	11,505,000	11,439,386
1.750%, 5/15/22	11,809,000	11,742,574
1.750%, 5/31/22	9,923,000	9,857,492
1.875%, 7/31/22	9,922,000	9,900,296
2.000%, 7/31/22	9,694,500	9,731,233
1.625%, 8/15/22	4,960,000	4,896,063
1.875%, 8/31/22	6,639,500	6,621,864
1.625%, 11/15/22	2,585,000	2,544,609
2.000%, 2/15/23	4,365,000	4,366,705
1.750%, 5/15/23	6,680,000	6,581,888
2.500%, 8/15/23	8,760,000	8,984,475
2.750%, 11/15/23	11,415,000	11,864,466
2.750%, 2/15/24	17,216,000	17,879,085
2.375%, 8/15/24	13,500,000	13,688,789
2.250%, 11/15/24	2,390,000	2,401,763
2.000%, 2/15/25	12,485,000	12,314,794
2.125%, 5/15/25	15,425,000	15,324,978
2.000%, 8/15/25#	19,170,000	18,840,516
1.625%, 2/15/26	9,575,000	9,102,609
1.500%, 8/15/26	14,770,200	13,830,908
2.000%, 11/15/26	13,253,700	12,915,627
2.250%, 2/15/27	7,918,000	7,870,677
2.375%, 5/15/27	9,620,500	9,661,087
2.250%, 8/15/27	2,637,500	2,619,779

Total U.S. Treasury Obligations		743,591,891

Total Long-Term Debt Securities (28.3%) (Cost $773,433,771)		771,334,936

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Real Estate (0.0%)
Equity Real Estate Investment Trusts (REITs) (0.0%)
CapitaLand Commercial Trust (REIT)* (Cost $—)	12,948	$2,787

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.6%)
JPMorgan Prime Money Market Fund, IM Shares	152,386,840	152,432,556

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $1,800,240, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $1,836,980.(xx)	$1,800,000	1,800,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $2,200,229, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $2,244,011.(xx)	2,200,000	2,200,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,600,167, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $1,632,015.(xx)	1,600,000	1,600,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,887,130, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,924,702.(xx)	1,886,963	1,886,963
Macquarie Bank Ltd., 1.03%, dated 9/29/17, due 10/2/17, repurchase price $1,000,086, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,020,778.(xx)	1,000,000	1,000,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $2,400,499, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,449,866.(xx)	2,400,000	2,400,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $1,000,204, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $1,020,002.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $510,015.(xx)	500,000	500,000
RBS Securities, Inc., 1.03%, dated 9/29/17, due 10/6/17, repurchase price $3,000,601, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $3,060,090.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		15,386,963

Total Short-Term Investments (6.2%) (Cost $167,819,519)		167,819,519

Total Investments (95.6%) (Cost $2,264,858,117)		2,602,038,949
Other Assets Less Liabilities (4.4%)		118,519,677

Net Assets (100%)		$2,720,558,626

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,898,325.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $3,575,026 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

See Notes to Portfolio of Investments.

15

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AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $15,455,831. This was secured by cash collateral of $15,386,963 which was subsequently invested in joint repurchase agreements with a total value of $15,386,963, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $763,311 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/5/17-8/15/47.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

16

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AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.4%
Austria	0.1
Belgium	0.2
Bermuda	0.0	#
Chile	0.0	#
China	0.0	#
Denmark	0.4
Finland	0.2
France	2.1
Germany	2.0
Hong Kong	0.7
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.6
Jersey	0.0	#
Jordan	0.0	#
Luxembourg	0.1
Macau	0.0	#
Mexico	0.0	#
Netherlands	0.9
New Zealand	0.0	#
Norway	0.1
Portugal	0.0	#
Singapore	0.2
South Africa	0.0	#
Spain	0.7
Sweden	0.6
Switzerland	1.8
United Kingdom	3.2
United States	75.7
Cash and Other	4.4

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

17

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AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	37	12/2017	EUR	1,563,796	35,028
FTSE 100 Index	248	12/2017	GBP	24,357,394	(37,820)
MSCI EAFE E-Mini Index	11	12/2017	USD	1,088,120	8,771
Russell 2000 E-Mini Index	1,563	12/2017	USD	116,670,135	5,911,408
TOPIX Index	85	12/2017	JPY	12,652,744	565,973
U.S. Treasury 10 Year Note	1,100	12/2017	USD	137,843,750	(1,078,354)
U.S. Treasury 2 Year Note	217	12/2017	USD	46,807,578	(135,928)
U.S. Treasury 5 Year Note	346	12/2017	USD	40,655,000	(247,434)

					5,021,644

Short Contracts
S&P 500 E-Mini Index	(564)	12/2017	USD	(70,954,020)	(1,449,407)
SPI 200 Index	(390)	12/2017	AUD	(43,348,295)	230,274

					(1,219,133)

					3,802,511

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	39,131,784	AUD	49,183,147	BNP Paribas	12/18/2017	587,496
USD	17,018,932	CHF	16,171,593	Royal Bank of Scotland	12/18/2017	230,397
USD	59,877,119	EUR	49,797,260	Credit Suisse	12/18/2017	765,696
USD	59,878,132	EUR	49,797,260	JPMorgan Chase Bank	12/18/2017	766,709
USD	11,569,232	JPY	1,270,554,000	Credit Suisse	12/18/2017	234,532
USD	9,279,578	JPY	1,035,337,942	JPMorgan Chase Bank	12/18/2017	43,257
USD	3,389,382	NOK	26,321,496	Citibank NA	12/18/2017	78,671
USD	5,163,460	SEK	40,895,175	Goldman Sachs International	12/18/2017	119,426
USD	5,762,081	SEK	45,681,409	Royal Bank of Scotland	12/18/2017	127,711

Total unrealized appreciation						2,953,895

AUD	78,108,522	USD	62,213,696	Credit Suisse	12/18/2017	(1,000,911)
CAD	8,017,081	USD	6,523,966	Bank of America	12/18/2017	(95,561)
EUR	61,121,953	USD	73,316,394	Goldman Sachs International	12/18/2017	(762,089)
GBP	2,271,007	USD	3,088,480	Royal Bank of Scotland	12/18/2017	(38,032)
NOK	76,895,550	USD	9,906,120	Credit Suisse	12/18/2017	(234,217)
NZD	13,541,363	USD	9,912,306	BNP Paribas	12/18/2017	(146,109)
USD	13,472,155	CHF	13,016,000	Credit Suisse	12/18/2017	(40,401)
USD	8,548,817	GBP	6,654,640	Barclays Bank plc	12/18/2017	(389,789)

Total unrealized depreciation						(2,707,109)

Net unrealized appreciation						246,786

See Notes to Portfolio of Investments.

18

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AXA/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$121,947,613	$65,140,018	$—		$187,087,631
Consumer Staples	83,068,740	60,846,811	—		143,915,551
Energy	60,027,853	27,495,987	—		87,523,840
Financials	149,385,977	117,212,398	—	(a)	266,598,375
Health Care	145,696,421	56,823,897	—		202,520,318
Industrials	106,021,188	77,202,012	—		183,223,200
Information Technology	233,357,816	32,104,739	—		265,462,555
Materials	29,559,302	42,695,201	—		72,254,503
Real Estate	28,657,135	19,111,905	—		47,769,040
Telecommunication Services	21,403,632	23,145,745	—		44,549,377
Utilities	29,950,775	18,146,509	—		48,097,284
Exchange Traded Funds	113,880,033	—	—		113,880,033
Forward Currency Contracts	—	2,953,895	—		2,953,895
Futures	6,751,454	—	—		6,751,454
Rights
Real Estate	—	2,787	—		2,787
Short-Term Investments
Investment Companies	152,432,556	—	—		152,432,556
Repurchase Agreements	—	15,386,963	—		15,386,963
U.S. Government Agency Securities	—	27,743,045	—		27,743,045
U.S. Treasury Obligations	—	743,591,891	—		743,591,891

Total Assets	$1,282,140,495	$1,329,603,803	$—		$2,611,744,298

Liabilities:
Forward Currency Contracts	$—	$(2,707,109)	$—		$(2,707,109)
Futures	(2,948,943)	—	—		(2,948,943)

Total Liabilities	$(2,948,943)	$(2,707,109)	$—		$(5,656,052)

Total	$1,279,191,552	$1,326,896,694	$—		$2,606,088,246

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$393,888,206
Aggregate gross unrealized depreciation	(53,529,593)

Net unrealized appreciation	$340,358,613

Federal income tax cost of investment securities and derivative instruments, if applicable	$2,265,729,633

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.6%)
BMW Floorplan Master Owner Trust,
Series 2015-1A A
1.734%, 7/15/20(l)§	$5,074,000	$5,091,136
Chrysler Capital Auto Receivables Trust,
Series 2015-BA A3
1.910%, 3/16/20§	2,457,802	2,460,904
CNH Equipment Trust,
Series 2014-B A4
1.610%, 5/17/21	3,306,824	3,307,653
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§	502,749	502,684
Delta Air Lines Pass-Through Trust,
Series 2009-1 A
7.750%, 12/17/19	31,468	34,420
Drive Auto Receivables Trust,
Series 2016-CA A3
1.670%, 11/15/19(b)§	2,152,558	2,152,869
Exeter Automobile Receivables Trust,
Series 2016-3A A
1.840%, 11/16/20(b)§	760,996	758,831
Series 2017-2A A
2.110%, 6/15/21§	2,072,944	2,074,648
Flagship Credit Auto Trust,
Series 2016-3 A1
1.610%, 12/15/19(b)§	1,491,166	1,489,174
Series 2017-2 A
1.850%, 7/15/21§	2,647,877	2,646,085
Series 2017-3 A
1.880%, 10/15/21(b)§	2,528,912	2,528,726
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1
1.650%, 5/15/20§	2,831,960	2,832,229
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3
1.410%, 6/15/20	1,564,032	1,562,789
Hertz Fleet Lease Funding LP,
Series 2014-1 A
1.635%, 4/10/28(l)§	72,178	72,178
Hertz Vehicle Financing II LP,
Series 2015-3A A
2.670%, 9/25/21(b)§	4,605,000	4,564,948
Hyundai Auto Lease Securitization Trust,
Series 2015-B A3
1.400%, 11/15/18§	867,733	867,779
Marlette Funding Trust,
Series 2017-1A A
2.827%, 3/15/24§	1,236,596	1,241,776
Series 2017-2A A
2.390%, 7/15/24§	2,538,685	2,541,157
Mercedes Benz Auto Lease Trust,
Series 2015-B A3
1.340%, 7/16/18	1,143,142	1,142,989
Porsche Innovative Lease Owner Trust,
Series 2015-1 A4
1.430%, 5/21/21§	5,823,000	5,823,171
Santander Drive Auto Receivables Trust,
Series 2013-2 E
2.980%, 4/15/20§	3,849,000	3,850,575
SoFi Consumer Loan Program LLC,
Series 2016-2 A
3.090%, 10/27/25§	1,064,274	1,075,106
Series 2017-2 A
3.280%, 2/25/26§	1,917,921	1,940,605
Series 2017-5 A2
2.780%, 9/25/26(b)§	2,590,000	2,581,429
Synchrony Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22	5,784,000	5,817,811
Volvo Financial Equipment LLC,
Series 2015-1A A3
1.510%, 6/17/19§	2,428,842	2,428,079
Wells Fargo Dealer Floorplan Master Note Trust,
Series 2015-1 A
1.736%, 1/20/20(l)	4,974,000	4,981,954
World Financial Network Credit Card Master Trust,
Series 2015-A A
1.714%, 2/15/22(l)	3,297,000	3,302,333

Total Asset-Backed Securities		69,674,038

Collateralized Mortgage Obligations (8.0%)
Bellemeade Re II Ltd.,
Series 2016-1A M2A
5.737%, 4/25/26(b)(l)§	10,078	10,141
FHLMC,
Series 3017 CF
1.534%, 8/15/25(l)	38,718	38,644
Series 3305 FT
1.634%, 7/15/34(l)	143,688	144,115
Series 3349 FE
1.724%, 7/15/37(l)	2,486,692	2,505,832
Series 3807 FM
1.734%, 2/15/41(l)	95,857	95,976
Series 3927 FH
1.684%, 9/15/41(l)	152,405	153,029
Series 4029 LD
1.750%, 1/15/27	6,507,324	6,425,338
Series 4087 FB
1.704%, 7/15/42(l)	2,393,672	2,407,668
Series 4286 VF
1.684%, 12/15/43(l)	2,269,222	2,273,837
Series 4350 KF
1.587%, 1/15/39(l)	1,870,548	1,847,399
Series 4457 BA
3.000%, 7/15/39	9,620,708	9,829,480
Series 4459 CA
5.000%, 12/15/34	4,140,960	4,387,095
Series 4459 DA
5.500%, 10/15/35	2,849,041	2,901,760
Series 4483 A
3.000%, 12/15/29	8,053,974	8,186,604
Series 4486 JN
2.000%, 11/15/24	10,863,007	10,690,037

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC Structured Agency
Credit Risk Debt Notes,
Series 2014-HQ2 M1
2.687%, 9/25/24(l)	$161,485	$161,610
Series 2015-DN1 M3
5.387%, 1/25/25(l)	2,800,000	3,009,159
Series 2015-DNA3 M2
4.087%, 4/25/28(l)	825,667	856,511
Series 2015-HQ1 M2
3.437%, 3/25/25(l)	717,849	723,870
Series 2015-HQ2 M2
3.187%, 5/25/25(l)	3,500,000	3,561,735
Series 2015-HQA1 M2
3.887%, 3/25/28(l)	3,010,009	3,076,033
Series 2016-DNA2 M1
2.487%, 10/25/28(l)	210,639	210,831
Series 2016-DNA3 M1
2.337%, 12/25/28(l)	864,427	866,508
Series 2016-DNA4 M1
2.037%, 3/25/29(l)	666,582	667,035
Series 2016-HQA1 M1
2.987%, 9/25/28(l)	993,659	996,965
Series 2016-HQA2 M2
3.487%, 11/25/28(l)	2,574,000	2,646,573
Series 2017-DNA1 M1
2.437%, 7/25/29(l)	804,123	813,069
Series 2017-DNA2 M1
2.437%, 10/25/29(l)	2,010,561	2,033,499
FNMA,
Series 2006-42 CF
1.687%, 6/25/36(l)	135,443	136,159
Series 2007-109 GF
1.917%, 12/25/37(l)	192,702	195,225
Series 2011-53 FT
1.817%, 6/25/41(l)	440,403	444,490
Series 2011-86 KF
1.787%, 9/25/41(l)	410,004	414,039
Series 2011-86 NF
1.787%, 9/25/41(l)	213,136	214,816
Series 2012-65 FA
1.687%, 6/25/42(l)	118,319	118,773
Series 2013-121 FA
1.637%, 12/25/43(l)	1,586,012	1,590,776
Series 2014-49 AF
1.557%, 8/25/44(l)	6,753,675	6,746,902
Series 2014-54 LA
3.000%, 2/25/44	2,480,511	2,523,644
Series 2014-C01 M1
2.837%, 1/25/24(l)	373,132	376,458
Series 2014-C04 2M2
6.237%, 11/25/24(l)	2,633,945	2,955,084
Series 2015-72 PC
3.000%, 10/25/43	8,033,879	8,171,665
Series 2016-C03 1M1
3.237%, 10/25/28(l)	3,330,224	3,386,584
Series 2016-C03 2M1
3.437%, 10/25/28(l)	2,428,406	2,452,903
Series 2016-C04 1M1
2.687%, 1/25/29(l)	1,261,886	1,273,620
Series 2016-C05 2M1
2.587%, 1/25/29(l)	970,323	975,524
Series 2016-C06 1M1
2.537%, 4/25/29(l)	4,030,515	4,077,496
Series 2016-C07 2M1
2.537%, 5/25/29(l)	1,551,522	1,559,095
Series 2017-C01 1M1
2.537%, 7/25/29(l)	2,325,634	2,347,760
Series 2017-C02 2M1
2.387%, 9/25/29(l)	2,155,981	2,171,255
NCUA Guaranteed Notes Trust,
Series 2010-R3 1A
1.791%, 12/8/20(l)	5,521,983	5,533,311
Series 2010-R3 2A
1.791%, 12/8/20(l)	626,095	629,906
Series 2011-R4 1A
1.611%, 3/6/20(l)	17,712	17,713
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 1M1
3.987%, 11/25/25(b)(l)§	247,716	248,858
Series 2015-WF1 2M1
4.087%, 11/25/25(b)(l)§	605,767	612,079

Total Collateralized Mortgage Obligations		120,694,488

Commercial Mortgage-Backed Securities (1.6%)
CGBAM Commercial Mortgage Trust,
Series 2016-IMC A
3.134%, 11/15/21(l)§	1,470,000	1,469,999
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§	2,000,000	2,059,831

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Great Wolf Trust,
Series 2017-WOLF A
2.090%, 9/15/34(b)(l)§	$2,267,000	$2,266,995
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§	638,368	638,361
Series 2012-C8 C
4.759%, 10/15/45(b)(l)§	1,752,000	1,797,553
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D
5.000%, 7/15/56	1,550,000	1,538,317
Series 2015-XLF2 AFSA
3.104%, 8/15/26(b)(l)§	1,353,451	1,353,230
Series 2015-XLF2 SNMA
3.184%, 11/15/26(b)(l)§	1,530,749	1,520,857
Starwood Retail Property Trust,
Series 2014-STAR A
2.454%, 11/15/27(b)(l)§	5,141,906	5,143,575
WFRBS Commercial Mortgage Trust,
Series 2014-C24 A2
2.863%, 11/15/47	3,800,000	3,851,568
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 C
5.392%, 2/15/44(l)§	1,985,000	2,085,354

Total Commercial Mortgage-Backed Securities		23,725,640

Corporate Bonds (5.5%)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
McDonald’s Corp.
5.350%, 3/1/18	127,000	128,989

Media (0.0%)
NBCUniversal Enterprise, Inc.
(USD 3 Month LIBOR + 0.69%), 1.989%, 4/15/18(k)§	306,000	306,939

Total Consumer Discretionary		435,928

Consumer Staples (0.4%)
Beverages (0.1%)
Diageo Capital plc
5.750%, 10/23/17	92,000	92,219
Molson Coors Brewing Co.
2.250%, 3/15/20§	1,520,000	1,518,837

		1,611,056

Food & Staples Retailing (0.3%)
Kroger Co. (The)
6.150%, 1/15/20	3,510,000	3,810,844

Total Consumer Staples		5,421,900

Energy (0.6%)
Energy Equipment & Services (0.6%)
Schlumberger Holdings Corp.
1.900%, 12/21/17§	8,210,000	8,215,962

Oil, Gas & Consumable Fuels (0.0%)
Energy Transfer LP
9.700%, 3/15/19	69,000	76,266
EOG Resources, Inc.
6.875%, 10/1/18	31,000	32,559
Nexen Energy ULC
6.200%, 7/30/19	25,000	26,610

		135,435

Total Energy		8,351,397

Financials (3.7%)
Banks (2.2%)
Banco Santander SA
3.500%, 4/11/22	2,600,000	2,663,494
Citigroup, Inc.
(USD 3 Month LIBOR + 0.70%), 2.017%, 11/24/17(k)	4,105,000	4,108,001
Huntington National Bank (The)
2.375%, 3/10/20	4,715,000	4,744,127
ING Groep NV
3.150%, 3/29/22	3,156,000	3,211,471
Manufacturers & Traders Trust Co.
2.300%, 1/30/19	4,680,000	4,706,401
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19	4,883,000	4,885,934
SunTrust Bank
7.250%, 3/15/18	154,000	157,852
US Bancorp
(USD 3 Month LIBOR + 0.49%), 1.805%, 11/15/18(k)	3,195,000	3,209,517
Wells Fargo & Co.
2.125%, 4/22/19	2,194,000	2,205,588
3.069%, 1/24/23	3,081,000	3,135,323

		33,027,708

Capital Markets (0.3%)
Morgan Stanley
5.950%, 12/28/17	184,000	185,923
1.875%, 1/5/18	4,112,000	4,114,732
Thomson Reuters Corp.
6.500%, 7/15/18(x)	122,000	126,603

		4,427,258

Consumer Finance (0.9%)
Caterpillar Financial Services Corp.
2.100%, 1/10/20	3,900,000	3,919,236
General Motors Financial Co., Inc.
3.150%, 1/15/20	3,800,000	3,870,424
Harley-Davidson Financial Services, Inc.
2.250%, 1/15/19§	6,570,000	6,587,441

		14,377,101

Diversified Financial Services (0.3%)
Hertz Vehicle Financing II LP
2.730%, 3/25/21	4,695,000	4,694,191
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	31,000	31,393

		4,725,584

Insurance (0.0%)
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	33,737

Total Financials		56,591,388

Industrials (0.0%)
Aerospace & Defense (0.0%)
Goodrich Corp.
4.875%, 3/1/20	31,000	32,895

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Road & Rail (0.0%)
Norfolk Southern Corp.
5.750%, 4/1/18	$154,000	$157,157

Total Industrials		190,052

Information Technology (0.2%)
Technology Hardware, Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.
2.100%, 10/4/19(b)§	3,696,000	3,697,508

Total Information Technology		3,697,508

Materials (0.0%)
Chemicals (0.0%)
Monsanto Co.
5.125%, 4/15/18	31,000	31,535

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	33,070

Total Materials		64,605

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
5.800%, 2/15/19	4,355,000	4,575,396
2.850%, 2/14/23	4,600,000	4,568,617

		9,144,013

Total Telecommunication Services		9,144,013

Utilities (0.0%)
Electric Utilities (0.0%)
Duke Energy Florida LLC
4.550%, 4/1/20	15,000	15,922
PacifiCorp
5.650%, 7/15/18	154,000	159,076

Total Utilities		174,998

Total Corporate Bonds		84,071,789

Foreign Government Securities (2.0%)
Federative Republic of Brazil
8.000%, 1/15/18	21,333	21,747
5.875%, 1/15/19	305,000	321,012
Iraq Government AID Bond
2.149%, 1/18/22	10,289,000	10,301,247
Kingdom of Jordan
2.578%, 6/30/22	5,000,000	5,122,000
Republic of Korea
7.125%, 4/16/19	154,000	165,434
Republic of Panama
5.200%, 1/30/20	462,000	497,805
State of Israel
5.125%, 3/26/19	138,000	144,383
Ukraine Government AID Bonds
1.471%, 9/29/21	14,700,000	14,397,180

Total Foreign Government Securities		30,970,808

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	21,393
Board of Regents of the University of Texas System, Revenue Bonds, Series 2010C
4.794%, 8/15/46	55,000	66,401
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	61,000	77,270
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	31,000	33,730
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	123,000	154,478
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	38,000	41,435
6.395%, 1/1/40	21,000	28,657
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	11,000	14,999
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	38,000	50,388
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	92,000	115,356
City of New York, General Obligation Bonds, Series 2009- A1
5.206%, 10/1/31	46,000	53,875
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	77,000	97,116
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	61,000	66,050
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	31,000	44,823
6.750%, 8/1/49	61,000	92,963
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009- KRY
5.755%, 7/1/29	31,000	38,027
5.750%, 7/1/34	77,000	98,513
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	46,000	61,655

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	$31,000	$42,908
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	38,000	48,022
7.055%, 4/1/57	61,000	75,435
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192%, 8/1/40	45,000	52,261
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	23,000	32,053
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	31,000	40,777
6.648%, 11/15/39	31,000	42,190
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	89,000	129,013
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	39,565
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718%, 1/1/49	88,000	130,567
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	61,000	73,018
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	69,000	89,694
5.561%, 12/1/49	92,000	114,733
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	31,000	38,525
6.918%, 4/1/40	31,000	44,168
7.043%, 4/1/50	61,000	94,032
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009- F2
6.263%, 4/1/49	92,000	132,323
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	61,000	90,090
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	31,000	33,731
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	31,000	36,502
5.600%, 3/15/40	31,000	39,442
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	18,000	22,007
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	61,000	77,074
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	31,000	36,587
5.140%, 8/1/40	31,000	38,110

Total Municipal Bonds		2,749,956

Supranational (0.0%)
Corp. Andina de Fomento
8.125%, 6/4/19	46,000	50,439
Inter-American Development Bank
3.875%, 2/14/20	307,000	322,113

Total Supranational		372,552

U.S. Government Agency Securities (23.3%)
FHLB
5.000%, 11/17/17	5,859,000	5,887,732
1.000%, 12/19/17	66,445,000	66,416,555
1.375%, 3/9/18	70,000,000	70,036,771
0.625%, 8/7/18	119,705,000	118,916,336
5.500%, 7/15/36	92,000	124,382
FHLMC
1.000%, 12/15/17	92,485,000	92,431,599

Total U.S. Government Agency Securities		353,813,375

U.S. Treasury Obligations (50.3%)
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/18 TIPS	26,469,514	26,476,735
0.125%, 4/15/19 TIPS	30,917,009	31,026,844
0.125%, 4/15/20 TIPS	30,893,546	31,041,199
U.S. Treasury Notes
0.625%, 11/30/17	100,000,000	99,917,970
0.875%, 11/30/17	58,000,000	57,978,476
1.000%, 2/15/18	180,000,000	179,901,558
1.000%, 3/15/18	50,000,000	49,957,030
2.625%, 4/30/18	210,000,000	211,652,931
0.750%, 10/31/18	76,269,500	75,758,556

Total U.S. Treasury Obligations		763,711,299

Total Long-Term Debt Securities (95.5%) (Cost $1,450,672,946)		1,449,783,945

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $9, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $9.(xx)	$9	$9
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $3, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $3.(xx)	3	3
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $4, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $4.(xx)	4	4
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $9, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $9.(xx)	9	9
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $11, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $11.(xx)	11	11
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $42, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $42.(xx)	42	42
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $5, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $5.(xx)	5	5

Total Repurchase Agreements		83

U.S. Government Agency Security (3.3%)
FFCB
1.08%, 10/18/17	50,000,000	49,977,680

Total Short-Term Investments (3.3%) (Cost $49,983,791)		49,977,763

Total Investments (98.8%) (Cost $1,500,656,737)		1,499,761,708
Other Assets Less Liabilities (1.2%)		18,687,734

Net Assets (100%)		$1,518,449,442

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2017, the market value of these securities amounted to $89,057,609 or 5.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2017, the market value of these securities amounted to $31,365,134 or 2.1% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2017.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $81. This was secured by cash collateral of $83 which was subsequently invested in joint repurchase agreements with a total value of $83, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

LIBOR — London Interbank Offered Rate

NCUA — National Credit Union Administration

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	410	12/2017	USD	88,438,281	(256,797)

					(256,797)

Short Contracts
U.S. Treasury 10 Year Note	(89)	12/2017	USD	(11,152,812)	103,319
U.S. Treasury 5 Year Note	(385)	12/2017	USD	(45,237,500)	264,566

					367,885

					111,088

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$69,674,038	$—	$69,674,038
Collateralized Mortgage Obligations	—	120,694,488	—	120,694,488
Commercial Mortgage-Backed Securities	—	23,725,640	—	23,725,640
Corporate Bonds
Consumer Discretionary	—	435,928	—	435,928
Consumer Staples	—	5,421,900	—	5,421,900
Energy	—	8,351,397	—	8,351,397
Financials	—	56,591,388	—	56,591,388
Industrials	—	190,052	—	190,052
Information Technology	—	3,697,508	—	3,697,508
Materials	—	64,605	—	64,605
Telecommunication Services	—	9,144,013	—	9,144,013
Utilities	—	174,998	—	174,998
Foreign Government Securities	—	30,970,808	—	30,970,808
Futures	367,885	—	—	367,885
Municipal Bonds	—	2,749,956	—	2,749,956
Short-Term Investments
Repurchase Agreements	—	83	—	83
U.S. Government Agency Securities	—	49,977,680	—	49,977,680
Supranational	—	372,552	—	372,552
U.S. Government Agency Securities	—	353,813,375	—	353,813,375
U.S. Treasury Obligations	—	763,711,299	—	763,711,299

Total Assets	$367,885	$1,499,761,708	$—	$1,500,129,593

Liabilities:
Futures	$(256,797)	$—	$—	$(256,797)

Total Liabilities	$(256,797)	$—	$—	$(256,797)

Total	$111,088	$1,499,761,708	$—	$1,499,872,796

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,815,591
Aggregate gross unrealized depreciation	(2,619,862)

Net unrealized depreciation	$(804,271)

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,500,677,067

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.9%)
Auto Components (0.7%)
American Axle & Manufacturing
Holdings, Inc.*	47,100	$828,018
Cooper Tire & Rubber Co.(x)	31,400	1,174,360
Cooper-Standard Holdings, Inc.*	8,700	1,008,939
Dana, Inc.	81,100	2,267,556
Dorman Products, Inc.*	14,000	1,002,680
Fox Factory Holding Corp.*	17,000	732,700
Gentherm, Inc.*	19,800	735,570
Horizon Global Corp.*	10,200	179,928
LCI Industries	13,600	1,575,560
Modine Manufacturing Co.*	23,400	450,450
Motorcar Parts of America, Inc.*	8,000	235,680
Standard Motor Products, Inc.	10,800	521,100
Superior Industries International, Inc.	12,200	203,130
Tenneco, Inc.	30,100	1,826,167
Tower International, Inc.	8,800	239,360

		12,981,198

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	724,950

Distributors (0.0%)
Core-Mark Holding Co., Inc.	27,600	887,064
Weyco Group, Inc.	3,600	102,168

		989,232

Diversified Consumer Services (2.7%)
Adtalem Global Education, Inc.	34,900	1,251,165
American Public Education, Inc.*	2,550	53,678
Ascent Capital Group, Inc., Class A*	6,900	89,976
Bright Horizons Family Solutions, Inc.*	193,625	16,692,411
Capella Education Co.	6,550	459,483
Career Education Corp.*	34,500	358,455
Chegg, Inc.(x)*	624,246	9,263,811
Grand Canyon Education, Inc.*	245,488	22,295,219
Houghton Mifflin Harcourt Co.*	69,300	835,065
K12, Inc.*	16,200	289,008
Laureate Education, Inc., Class A*	11,700	170,235
Regis Corp.*	22,110	315,510
Sotheby’s*	18,500	853,035
Strayer Education, Inc.	5,800	506,166
Weight Watchers International, Inc.(x)*	13,600	592,280

		54,025,497

Hotels, Restaurants & Leisure (5.6%)
Belmond Ltd., Class A*	43,700	596,505
Biglari Holdings, Inc.*	770	256,633
BJ’s Restaurants, Inc.*	11,800	359,310
Bloomin’ Brands, Inc.	51,100	899,360
Bob Evans Farms, Inc.	13,000	1,007,630
Boyd Gaming Corp.	39,200	1,021,160
Brinker International, Inc.(x)	23,900	761,454
Buffalo Wild Wings, Inc.*	75,138	7,942,087
Caesars Acquisition Co., Class A*	23,900	512,655
Caesars Entertainment Corp.(x)*	27,740	370,329
Carrols Restaurant Group, Inc.*	16,500	179,850
Cheesecake Factory, Inc. (The)(x)	22,000	926,640
Churchill Downs, Inc.	7,300	1,505,260
Chuy’s Holdings, Inc.*	5,400	113,670
Cracker Barrel Old Country Store, Inc.	10,000	1,516,200
Dave & Buster’s Entertainment, Inc.*	178,104	9,346,898
Del Frisco’s Restaurant Group, Inc.*	2,900	42,195
Denny’s Corp.*	52,112	648,794
DineEquity, Inc.(x)	11,300	485,674
Eldorado Resorts, Inc.(x)*	22,414	574,919
Fiesta Restaurant Group, Inc.(x)*	9,700	184,300
Hilton Grand Vacations, Inc.*	381,069	14,720,695
ILG, Inc.	60,613	1,620,185
International Speedway Corp., Class A	12,900	464,400
J Alexander’s Holdings, Inc.*	4,882	56,631
Jack in the Box, Inc.	16,700	1,702,064
La Quinta Holdings, Inc.*	51,300	897,750
Marcus Corp. (The)	7,400	204,980
Marriott Vacations Worldwide Corp.	11,700	1,457,001
Monarch Casino & Resort, Inc.*	11,500	454,595
Norwegian Cruise Line Holdings Ltd.*	225,900	12,209,895
Papa John’s International, Inc.(x)	14,166	1,035,110
Penn National Gaming, Inc.*	49,900	1,167,161
Pinnacle Entertainment, Inc.*	31,700	675,527
Planet Fitness, Inc., Class A	691,484	18,656,239
Red Robin Gourmet Burgers, Inc.*	9,600	643,200
Red Rock Resorts, Inc., Class A	33,000	764,280
Ruth’s Hospitality Group, Inc.	10,200	213,690
Scientific Games Corp., Class A*	26,200	1,201,270
SeaWorld Entertainment, Inc.(x)*	37,500	487,125
Shake Shack, Inc., Class A(x)*	7,700	255,871
Sonic Corp.(x)	27,700	704,965
Speedway Motorsports, Inc.	2,800	59,640
Texas Roadhouse, Inc.	36,700	1,803,438
Vail Resorts, Inc.	81,810	18,662,498
Wingstop, Inc.(x)	14,100	468,825
Zoe’s Kitchen, Inc.(x)*	700	8,841

		109,847,399

Household Durables (0.7%)
AV Homes, Inc.*	1,400	24,010
Cavco Industries, Inc.*	4,800	708,240
Ethan Allen Interiors, Inc.	14,900	482,760
GoPro, Inc., Class A(x)*	52,700	580,227
Helen of Troy Ltd.*	15,200	1,472,880
Installed Building Products, Inc.*	10,400	673,920
iRobot Corp.(x)*	14,119	1,088,010
KB Home	40,700	981,684
La-Z-Boy, Inc.	25,600	688,640
LGI Homes, Inc.(x)*	8,400	407,988
Libbey, Inc.	8,100	75,006
Lifetime Brands, Inc.	3,800	69,540
M/I Homes, Inc.*	12,800	342,144
MDC Holdings, Inc.	20,245	672,336
Meritage Homes Corp.*	23,900	1,061,160
NACCO Industries, Inc., Class A	300	25,740
PICO Holdings, Inc.*	4,900	81,830
Taylor Morrison Home Corp., Class A*	29,700	654,885
TopBuild Corp.*	20,100	1,309,917
TRI Pointe Group, Inc.*	94,175	1,300,557
Universal Electronics, Inc.*	9,500	602,300
ZAGG, Inc.*	2,100	33,075

		13,336,849

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	800	7,880
FTD Cos., Inc.*	7,060	92,062
Groupon, Inc.(x)*	165,100	858,520
HSN, Inc.	19,600	765,380
Liberty TripAdvisor Holdings, Inc., Class A*	41,000	506,350
Nutrisystem, Inc.	15,100	844,090
PetMed Express, Inc.	9,600	318,240
Shutterfly, Inc.*	20,600	998,688

		4,391,210

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.1%)
American Outdoor Brands Corp.(x)*	28,200	$430,050
Callaway Golf Co.	47,000	678,210
Marine Products Corp.	25,500	409,275
Nautilus, Inc.*	13,200	223,080
Sturm Ruger & Co., Inc.(x)	8,300	429,110
Vista Outdoor, Inc.*	27,800	637,732

		2,807,457

Media (0.6%)
AMC Entertainment Holdings, Inc., Class A(x)	26,562	390,461
Entercom Communications Corp., Class A	400	4,580
Entravision Communications Corp., Class A	31,400	178,980
Eros International plc(x)*	3,400	48,620
EW Scripps Co. (The), Class A*	40,165	767,553
Gannett Co., Inc.	61,400	552,600
Global Eagle Entertainment, Inc.(x)*	1,400	4,788
Gray Television, Inc.*	29,100	456,870
IMAX Corp.*	33,100	749,715
Liberty Media Corp.-Liberty Braves, Class C*	16,500	416,955
Loral Space & Communications, Inc.*	7,400	366,300
MDC Partners, Inc., Class A*	21,150	232,650
Meredith Corp.(x)	20,100	1,115,550
MSG Networks, Inc., Class A*	31,100	659,320
National CineMedia, Inc.	36,100	251,978
New Media Investment Group, Inc.	26,000	384,540
New York Times Co. (The), Class A	60,500	1,185,800
Nexstar Media Group, Inc., Class A	25,006	1,557,874
Scholastic Corp.	13,300	494,760
Sinclair Broadcast Group, Inc., Class A(x)	36,300	1,163,415
Time, Inc.	52,400	707,400
World Wrestling Entertainment, Inc., Class A(x)	18,900	445,095

		12,135,804

Multiline Retail (0.8%)
Big Lots, Inc.(x)	23,200	1,242,824
Dillard’s, Inc., Class A(x)	7,400	414,918
Fred’s, Inc., Class A(x)	4,900	31,556
JC Penney Co., Inc.(x)*	150,800	574,548
Ollie’s Bargain Outlet Holdings, Inc.*	291,085	13,506,344

		15,770,190

Specialty Retail (4.2%)
Aaron’s, Inc.	34,300	1,496,509
Abercrombie & Fitch Co., Class A	38,100	550,164
American Eagle Outfitters, Inc.	87,000	1,244,100
Asbury Automotive Group, Inc.*	11,400	696,540
Ascena Retail Group, Inc.*	97,264	238,297
Barnes & Noble Education, Inc.*	3,147	20,487
Barnes & Noble, Inc.	24,600	186,960
Buckle, Inc. (The)(x)	20,300	342,055
Burlington Stores, Inc.*	136,880	13,066,564
Caleres, Inc.	20,300	619,556
Camping World Holdings, Inc., Class A	100	4,074
Cato Corp. (The), Class A	14,000	185,220
Chico’s FAS, Inc.	78,600	703,470
Children’s Place, Inc. (The)(x)	9,845	1,163,187
DSW, Inc., Class A	35,100	753,948
Express, Inc.*	49,200	332,592
Finish Line, Inc. (The), Class A(x)	21,900	263,457
Five Below, Inc.*	312,379	17,143,359
Floor & Decor Holdings, Inc., Class A*	318,469	12,397,998
Francesca’s Holdings Corp.*	25,600	188,416
Genesco, Inc.*	10,800	287,280
GNC Holdings, Inc., Class A(x)	35,800	316,472
Group 1 Automotive, Inc.	12,800	927,488
Guess?, Inc.	39,000	664,170
Haverty Furniture Cos., Inc.	1,000	26,150
Hibbett Sports, Inc.*	11,848	168,834
Lithia Motors, Inc., Class A	150,150	18,064,546
Lumber Liquidators Holdings, Inc.*	12,800	498,944
Monro, Inc.	18,650	1,045,333
Office Depot, Inc.	288,900	1,311,606
Pier 1 Imports, Inc.	15,700	65,783
Rent-A-Center, Inc.(x)	23,200	266,336
Restoration Hardware Holdings, Inc.(x)*	9,608	675,635
Select Comfort Corp.*	21,100	655,155
Sonic Automotive, Inc., Class A	11,300	230,520
Tailored Brands, Inc.(x)	28,000	404,320
Tile Shop Holdings, Inc.	13,400	170,180
Ulta Beauty, Inc.*	30,892	6,983,446
Vitamin Shoppe, Inc.*	2,800	14,980
Zumiez, Inc.*	3,056	55,314

		84,429,445

Textiles, Apparel & Luxury Goods (0.3%)
Columbia Sportswear Co.	16,000	985,280
Crocs, Inc.*	35,900	348,230
Deckers Outdoor Corp.*	19,000	1,299,790
Fossil Group, Inc.(x)*	21,900	204,327
G-III Apparel Group Ltd.(x)*	24,000	696,480
Movado Group, Inc.	7,100	198,800
Oxford Industries, Inc.	7,600	482,904
Steven Madden Ltd.*	29,262	1,267,045
Wolverine World Wide, Inc.	50,500	1,456,925

		6,939,781

Total Consumer Discretionary		318,379,012

Consumer Staples (1.3%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A(x)*	4,900	765,380
Castle Brands, Inc.(x)*	20,100	26,934
Coca-Cola Bottling Co. Consolidated	2,600	560,950
Craft Brew Alliance, Inc.*	1,100	19,305
MGP Ingredients, Inc.(x)	6,100	369,843
National Beverage Corp.	5,700	707,085
Primo Water Corp.*	2,200	26,070

		2,475,567

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	17,700	606,225
Chefs’ Warehouse, Inc. (The)*	1,300	25,090
Ingles Markets, Inc., Class A	5,600	143,920
Natural Grocers by Vitamin Cottage, Inc.(x)*	1,500	8,370
Performance Food Group Co.*	34,600	977,450
PriceSmart, Inc.	12,700	1,133,475
Smart & Final Stores, Inc.*	6,200	48,670
SpartanNash Co.	19,320	509,468
SUPERVALU, Inc.*	18,242	396,764
United Natural Foods, Inc.*	25,200	1,048,068
Village Super Market, Inc., Class A	400	9,896
Weis Markets, Inc.	2,600	113,100

		5,020,496

Food Products (0.6%)
Alico, Inc.	200	6,830
Amplify Snack Brands, Inc.*	3,600	25,524

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
B&G Foods, Inc.(x)	36,100	$1,149,785
Calavo Growers, Inc.(x)	8,400	614,880
Cal-Maine Foods, Inc.(x)*	18,200	748,020
Darling Ingredients, Inc.*	91,022	1,594,705
Dean Foods Co.	44,900	488,512
Farmer Brothers Co.*	700	22,995
Fresh Del Monte Produce, Inc.	17,800	809,188
Freshpet, Inc.(x)*	2,200	34,430
Hostess Brands, Inc.*	38,900	531,374
J&J Snack Foods Corp.	8,600	1,129,180
John B Sanfilippo & Son, Inc.	4,400	296,164
Lancaster Colony Corp.	10,100	1,213,212
Landec Corp.*	800	10,360
Limoneira Co.	500	11,585
Omega Protein Corp.	600	9,990
Sanderson Farms, Inc.	9,800	1,582,896
Seneca Foods Corp., Class A*	300	10,350
Snyder’s-Lance, Inc.	39,826	1,518,964
Tootsie Roll Industries, Inc.(x)	10,363	393,794

		12,202,738

Household Products (0.1%)
Central Garden & Pet Co.*	1,300	50,492
Central Garden & Pet Co., Class A*	23,000	855,370
HRG Group, Inc.*	57,900	903,819
Oil-Dri Corp. of America	100	4,893
Orchids Paper Products Co.(x)	1,600	22,528
WD-40 Co.	7,800	872,820

		2,709,922

Personal Products (0.1%)
elf Beauty, Inc.(x)*	1,200	27,060
Inter Parfums, Inc.	5,800	239,250
Medifast, Inc.	5,100	302,787
Natural Health Trends Corp.	300	7,170
Nature’s Sunshine Products, Inc.	9,000	91,350
USANA Health Sciences, Inc.*	7,400	426,980

		1,094,597

Tobacco (0.1%)
Turning Point Brands, Inc.*	300	5,100
Universal Corp.	12,000	687,600
Vector Group Ltd.(x)	55,145	1,128,817

		1,821,517

Total Consumer Staples		25,324,837

Energy (3.1%)
Energy Equipment & Services (1.2%)
Archrock, Inc.	38,400	481,920
Atwood Oceanics, Inc.(x)*	35,400	332,406
Basic Energy Services, Inc.*	6,100	117,730
Bristow Group, Inc.(x)	40,301	376,814
C&J Energy Services, Inc.*	22,600	677,322
CARBO Ceramics, Inc.(x)*	9,800	84,574
Diamond Offshore Drilling, Inc.(x)*	31,400	455,300
Dril-Quip, Inc.*	18,400	812,360
Ensco plc, Class A	148,200	884,754
Era Group, Inc.*	9,200	102,948
Exterran Corp.*	19,200	606,912
Fairmount Santrol Holdings, Inc.(x)*	122,000	583,160
Forum Energy Technologies, Inc.*	37,900	602,610
Frank’s International NV(x)	11,800	91,096
Geospace Technologies Corp.*	10,200	181,764
Helix Energy Solutions Group, Inc.*	75,800	560,162
Independence Contract Drilling, Inc.*	500	1,900
Keane Group, Inc.(x)*	6,800	113,424
Key Energy Services, Inc.(x)*	600	7,902
Mammoth Energy Services, Inc.(x)*	1,200	20,232
Matrix Service Co.*	13,900	211,280
McDermott International, Inc.*	150,900	1,097,043
Natural Gas Services Group, Inc.*	7,900	224,360
NCS Multistage Holdings, Inc.(x)*	2,000	48,160
Newpark Resources, Inc.*	56,300	563,000
Noble Corp. plc(x)*	118,700	546,020
Nordic American Offshore Ltd.	2	2
Oceaneering International, Inc.	334,680	8,792,044
Oil States International, Inc.*	28,300	717,405
Parker Drilling Co.*	82,600	90,860
PHI, Inc. (Non-Voting)*	10,200	119,952
Pioneer Energy Services Corp.*	30,100	76,755
ProPetro Holding Corp.(x)*	9,300	133,455
RigNet, Inc.*	8,700	149,640
Rowan Cos. plc, Class A*	56,700	728,595
SEACOR Holdings, Inc.*	10,000	461,100
SEACOR Marine Holdings, Inc.*	15,454	241,701
Select Energy Services, Inc., Class A*	2,900	46,168
Smart Sand, Inc.(x)*	8,800	59,664
Solaris Oilfield Infrastructure, Inc., Class A(x)*	3,600	62,748
Superior Energy Services, Inc.*	74,000	790,320
Tesco Corp.*	24,900	135,705
TETRA Technologies, Inc.*	52,200	149,292
Unit Corp.*	27,600	568,008
US Silica Holdings, Inc.	37,900	1,177,553

		24,286,120

Oil, Gas & Consumable Fuels (1.9%)
Abraxas Petroleum Corp.*	25,000	47,000
Approach Resources, Inc.(x)*	3,100	7,781
Arch Coal, Inc., Class A(x)	10,700	767,618
Bill Barrett Corp.*	58,100	249,249
Bonanza Creek Energy, Inc.*	5,900	194,641
California Resources Corp.(x)*	43,700	457,102
Callon Petroleum Co.*	91,537	1,028,876
Carrizo Oil & Gas, Inc.(x)*	30,800	527,604
Cloud Peak Energy, Inc.*	700	2,562
Contango Oil & Gas Co.*	9,079	45,667
CVR Energy, Inc.(x)	13,900	360,010
Delek US Energy, Inc.	46,923	1,254,252
Denbury Resources, Inc.*	183,600	246,024
DHT Holdings, Inc.	63,700	253,526
Dorian LPG Ltd.*	7,300	49,786
Earthstone Energy, Inc.*	300	3,297
Eclipse Resources Corp.*	61,398	153,495
Energy XXI Gulf Coast, Inc.*	10,900	112,706
EP Energy Corp., Class A(x)*	37,700	122,902
Evolution Petroleum Corp.	400	2,880
Frontline Ltd.(x)	33,100	199,924
GasLog Ltd.(x)	21,300	371,685
Gener8 Maritime, Inc.*	7,200	32,472
Golar LNG Ltd.(x)	46,400	1,049,104
Green Plains, Inc.	23,700	477,555
Halcon Resources Corp.*	13,100	89,080
Hallador Energy Co.	200	1,144
International Seaways, Inc.*	14,300	281,710
Jagged Peak Energy, Inc.(x)*	17,700	241,782
Jones Energy, Inc., Class A(x)*	6,300	12,096
Lilis Energy, Inc.(x)*	1,500	6,705
Matador Resources Co.(x)*	42,800	1,162,020
Midstates Petroleum Co., Inc.*	500	7,770
Navios Maritime Acquisition Corp.	1,200	1,464
Nordic American Tankers Ltd.(x)	41,200	220,008
Oasis Petroleum, Inc.*	122,263	1,115,039
Overseas Shipholding Group, Inc., Class A*	3,700	9,731
Pacific Ethanol, Inc.*	8,000	44,400

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Panhandle Oil and Gas, Inc., Class A	7,400	$176,120
Par Pacific Holdings, Inc.*	8,000	166,400
Parsley Energy, Inc., Class A*	339,711	8,947,988
PDC Energy, Inc.*	197,530	9,684,895
Peabody Energy Corp.*	29,700	861,597
Renewable Energy Group, Inc.(x)*	4,500	54,675
Resolute Energy Corp.(x)*	10,500	311,745
REX American Resources Corp.*	2,900	272,107
Ring Energy, Inc.*	21,900	317,331
Rosehill Resources, Inc.(x)*	200	1,646
Sanchez Energy Corp.(x)*	65,800	317,156
SandRidge Energy, Inc.*	16,900	339,521
Scorpio Tankers, Inc.	96,600	331,338
SemGroup Corp., Class A	34,300	986,125
Ship Finance International Ltd.(x)	37,200	539,400
SilverBow Resources, Inc.*	300	7,365
SRC Energy, Inc.(x)*	94,400	912,848
Stone Energy Corp.(x)*	2,800	81,368
Teekay Corp.	47,000	419,710
Teekay Tankers Ltd., Class A	66,200	107,244
Tellurian, Inc.(x)*	9,200	98,256
Ultra Petroleum Corp.(x)*	94,800	821,916
W&T Offshore, Inc.(x)*	2,800	8,540
Westmoreland Coal Co.(x)*	7,100	18,105
WildHorse Resource Development Corp.(x)*	15,200	202,464

		37,196,527

Total Energy		61,482,647

Financials (12.9%)
Banks (7.0%)
1st Source Corp.	8,935	453,898
Access National Corp.	600	17,196
ACNB Corp.	100	2,770
Allegiance Bancshares, Inc.*	400	14,720
American National Bankshares, Inc.	7,300	300,760
Ameris Bancorp	19,400	931,200
Ames National Corp.	10,060	300,291
Arrow Financial Corp.	3,178	109,149
Atlantic Capital Bancshares, Inc.*	1,100	19,965
Banc of California, Inc.(x)	25,700	533,275
BancFirst Corp.	8,200	465,350
Banco Latinoamericano de Comercio Exterior SA, Class E	17,420	512,845
Bancorp, Inc. (The)*	3,100	25,637
BancorpSouth, Inc.	45,200	1,448,660
Bank of Commerce Holdings	600	6,900
Bank of Marin Bancorp(x)	2,290	156,865
Bank of NT Butterfield & Son Ltd. (The)	26,100	956,304
Banner Corp.	20,000	1,225,600
Bar Harbor Bankshares	473	14,833
Berkshire Hills Bancorp, Inc.	22,800	883,500
Blue Hills Bancorp, Inc.	2,300	44,160
Boston Private Financial Holdings, Inc.	54,810	907,106
Bridge Bancorp, Inc.	8,700	295,365
Brookline Bancorp, Inc.	33,856	524,768
Bryn Mawr Bank Corp.(x)	8,300	363,540
BSB Bancorp, Inc.*	100	2,995
Cadence BanCorp*	900	20,628
Camden National Corp.	11,525	502,951
Capital Bank Financial Corp., Class A(x)	14,181	582,130
Capital City Bank Group, Inc.	9,100	218,491
Capstar Financial Holdings, Inc.*	400	7,832
Carolina Financial Corp.	200	7,176
Cathay General Bancorp	37,801	1,519,600
CenterState Bank Corp.	24,900	667,320
Central Pacific Financial Corp.	21,600	695,088
Chemical Financial Corp.	33,675	1,759,856
Chemung Financial Corp.	100	4,710
Citizens & Northern Corp.(x)	6,700	164,552
City Holding Co.	10,500	755,055
Civista Bancshares, Inc.	500	11,170
CNB Financial Corp.	5,540	151,353
CoBiz Financial, Inc.	19,200	377,088
Columbia Banking System, Inc.	33,110	1,394,262
Community Bank System, Inc.	23,596	1,303,679
Community Bankers Trust Corp.*	700	6,440
Community Trust Bancorp, Inc.	8,500	395,250
ConnectOne Bancorp, Inc.	16,400	403,440
CU Bancorp*	7,900	306,323
Customers Bancorp, Inc.*	14,900	486,038
CVB Financial Corp.	49,600	1,198,832
Eagle Bancorp, Inc.*	17,930	1,202,207
Enterprise Financial Services Corp.	15,490	656,002
Equity Bancshares, Inc., Class A*‡	500	17,790
Farmers National Banc Corp.	500	7,525
FB Financial Corp.(x)*	1,000	37,720
FCB Financial Holdings, Inc., Class A*	21,200	1,023,960
Fidelity Southern Corp.	1,500	35,460
Financial Institutions, Inc.	900	25,920
First Bancorp (Nasdaq Stock Exchange)	16,900	581,529
First Bancorp (Quotrix Stock Exchange)*	79,700	408,064
First Bancorp, Inc.	3,140	95,173
First Busey Corp.	16,531	518,412
First Business Financial Services, Inc.	100	2,275
First Citizens BancShares, Inc., Class A	4,200	1,570,338
First Commonwealth Financial Corp.	59,700	843,561
First Community Bancshares, Inc.	11,500	334,765
First Connecticut Bancorp, Inc.	11,600	310,300
First Financial Bancorp	31,160	814,834
First Financial Bankshares, Inc.(x)	35,200	1,591,040
First Financial Corp.	2,900	138,040
First Foundation, Inc.*	1,200	21,468
First Internet Bancorp	100	3,230
First Interstate BancSystem, Inc., Class A	15,789	603,929
First Merchants Corp.	20,800	892,944
First Mid-Illinois Bancshares, Inc.	300	11,520
First Midwest Bancorp, Inc.	50,000	1,171,000
First Northwest Bancorp*	100	1,710
First of Long Island Corp. (The)	11,000	334,950
First Republic Bank	132,387	13,829,145
Flushing Financial Corp.	20,350	604,802
Franklin Financial Network, Inc.*	600	21,390
Fulton Financial Corp.	96,900	1,816,875
German American Bancorp, Inc.	16,050	610,382
Glacier Bancorp, Inc.	41,430	1,564,397
Great Southern Bancorp, Inc.	3,000	166,950
Great Western Bancorp, Inc.	30,800	1,271,424
Green Bancorp, Inc.*	100	2,365
Guaranty Bancorp	11,400	316,920
Guaranty Bancshares, Inc.	500	15,995
Hancock Holding Co.	42,290	2,048,951
Hanmi Financial Corp.	21,138	654,221
HarborOne Bancorp, Inc.*	600	11,286
Heartland Financial USA, Inc.	11,355	560,937

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Heritage Commerce Corp.	1,500	$21,345
Heritage Financial Corp.	17,866	527,047
Hilltop Holdings, Inc.	45,799	1,190,774
Home BancShares, Inc.	75,875	1,913,568
HomeTrust Bancshares, Inc.*	600	15,390
Hope Bancorp, Inc.	66,285	1,173,907
Horizon Bancorp	700	20,419
IBERIABANK Corp.	24,648	2,024,833
Independent Bank Corp. (Berlin Stock Exchange)	800	18,120
Independent Bank Corp. (Nasdaq Stock Exchange)(x)	13,600	1,015,240
Independent Bank Group, Inc.	8,600	518,580
International Bancshares Corp.	28,700	1,150,870
Investors Bancorp, Inc.	124,972	1,704,618
Lakeland Bancorp, Inc.	20,010	408,204
Lakeland Financial Corp.	15,855	772,456
LegacyTexas Financial Group, Inc.	22,130	883,430
Live Oak Bancshares, Inc.(x)	3,600	84,420
Macatawa Bank Corp.	600	6,156
MainSource Financial Group, Inc.	12,400	444,664
MB Financial, Inc.	43,040	1,937,661
MBT Financial Corp.	500	5,475
Mercantile Bank Corp.	8,100	282,690
Midland States Bancorp, Inc.	2,400	76,032
MidSouth Bancorp, Inc.	1,600	19,280
MidWestOne Financial Group, Inc.	300	10,128
National Bank Holdings Corp., Class A	11,700	417,573
National Bankshares, Inc.(x)	2,900	130,355
National Commerce Corp.(x)*	400	17,120
NBT Bancorp, Inc.	24,195	888,440
Nicolet Bankshares, Inc.*	300	17,259
Northeast Bancorp	400	10,460
Northrim BanCorp, Inc.	100	3,495
OFG Bancorp	19,200	175,680
Old National Bancorp	78,880	1,443,504
Old Second Bancorp, Inc.	1,300	17,485
Opus Bank*	9,800	235,200
Orrstown Financial Services, Inc.	200	4,980
Pacific Continental Corp.	9,900	266,805
Pacific Mercantile Bancorp*	400	3,660
Pacific Premier Bancorp, Inc.*	19,000	717,250
Park National Corp.	6,450	696,536
Park Sterling Corp.	25,100	311,742
Peapack Gladstone Financial Corp.	400	13,496
Penns Woods Bancorp, Inc.	540	25,094
Peoples Bancorp of North Carolina, Inc.(x)	400	14,248
Peoples Bancorp, Inc.	7,200	241,848
People’s Utah Bancorp	400	12,980
Pinnacle Financial Partners, Inc.	20,300	1,359,085
Preferred Bank	6,200	374,170
Premier Financial Bancorp, Inc.	130	2,833
QCR Holdings, Inc.	500	22,750
Renasant Corp.	21,900	939,510
Republic Bancorp, Inc., Class A	4,600	178,894
Republic First Bancorp, Inc.(x)*	2,500	23,125
S&T Bancorp, Inc.	19,961	790,056
Sandy Spring Bancorp, Inc.	15,910	659,310
Seacoast Banking Corp. of Florida*	27,000	645,030
ServisFirst Bancshares, Inc.	24,400	947,940
Sierra Bancorp	2,400	65,160
Signature Bank*	59,670	7,640,146
Simmons First National Corp., Class A	16,320	944,928
South State Corp.	16,540	1,489,427
Southside Bancshares, Inc.	12,836	466,717
Southwest Bancorp, Inc.	100	2,755
State Bank Financial Corp.	22,700	650,355
Sterling Bancorp	65,474	1,613,934
Stock Yards Bancorp, Inc.	12,150	461,700
Sun Bancorp, Inc.	800	19,880
SVB Financial Group*	98,197	18,371,676
Texas Capital Bancshares, Inc.*	24,450	2,097,810
Tompkins Financial Corp.	7,351	633,215
Towne Bank	25,709	861,252
TriCo Bancshares	9,900	403,425
TriState Capital Holdings, Inc.*	1,400	32,060
Triumph Bancorp, Inc.*	700	22,575
Trustmark Corp.	34,720	1,149,926
Two River Bancorp	400	7,928
UMB Financial Corp.	23,460	1,747,535
Umpqua Holdings Corp.	113,173	2,208,005
Union Bankshares Corp.	22,397	790,614
United Bankshares, Inc.	50,932	1,892,124
United Community Banks, Inc.	36,600	1,044,564
Univest Corp. of Pennsylvania	12,938	414,016
Valley National Bancorp	129,447	1,559,836
Veritex Holdings, Inc.*	700	18,872
Washington Trust Bancorp, Inc.	10,800	618,300
WashingtonFirst Bankshares, Inc.	725	25,803
WesBanco, Inc.	21,916	898,994
West Bancorporation, Inc.	5,900	143,960
Westamerica Bancorporation(x)	13,500	803,790
Wintrust Financial Corp.	28,270	2,213,824
Xenith Bankshares, Inc.*	800	26,000

		139,382,948

Capital Markets (2.6%)
Actua Corp.*	13,250	202,725
Affiliated Managers Group, Inc.	72,685	13,797,794
Arlington Asset Investment Corp., Class A(x)	5,800	73,834
Artisan Partners Asset Management, Inc., Class A	21,600	704,160
Associated Capital Group, Inc., Class A	3,630	129,591
B. Riley Financial, Inc.	801	13,657
Cohen & Steers, Inc.	11,366	448,843
Cowen, Inc.(x)*	1,800	32,040
Diamond Hill Investment Group, Inc.	1,600	339,760
Donnelley Financial Solutions, Inc.*	12,800	275,968
Evercore, Inc., Class A	22,200	1,781,550
Financial Engines, Inc.	28,400	986,900
GAIN Capital Holdings, Inc.	2,700	17,253
GAMCO Investors, Inc., Class A	4,230	125,885
Greenhill & Co., Inc.	17,300	287,180
Houlihan Lokey, Inc.	10,300	403,039
INTL. FCStone, Inc.*	8,100	310,392
Investment Technology Group, Inc.	20,000	442,800
Ladenburg Thalmann Financial Services, Inc.	5,900	16,992
Lazard Ltd., Class A	306,294	13,850,614
Medley Management, Inc., Class A	500	3,075
Moelis & Co., Class A	11,500	495,075
OM Asset Management plc	40,100	598,292
Oppenheimer Holdings, Inc., Class A	500	8,675
Piper Jaffray Cos	8,000	474,800
PJT Partners, Inc., Class A	8,700	333,297
Pzena Investment Management, Inc., Class A	1,900	20,691
Safeguard Scientifics, Inc.*	1,830	24,431
Stifel Financial Corp.	250,268	13,379,327
Virtu Financial, Inc., Class A(x)	7,200	116,640

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Virtus Investment Partners, Inc.	2,895	$335,965
Waddell & Reed Financial, Inc., Class A(x)	41,500	832,905
Westwood Holdings Group, Inc.	700	47,089
Wins Finance Holdings, Inc.(r)(x)*†	100	15,750
WisdomTree Investments, Inc.(x)	72,600	739,068

		51,666,057

Consumer Finance (0.3%)
Elevate Credit, Inc.*	1,800	10,998
Encore Capital Group, Inc.(x)*	17,050	755,315
Enova International, Inc.*	2,300	30,935
FirstCash, Inc.	26,604	1,680,042
Green Dot Corp., Class A*	25,200	1,249,416
LendingClub Corp.*	171,700	1,045,653
Nelnet, Inc., Class A	10,450	527,725
PRA Group, Inc.*	26,460	758,079
Regional Management Corp.*	1,000	24,210
World Acceptance Corp.(x)*	3,220	266,906

		6,349,279

Diversified Financial Services (0.1%)
FNFV Group*	43,900	752,885
Marlin Business Services Corp.	10,700	307,625
NewStar Financial, Inc.	8,400	98,616
On Deck Capital, Inc.(x)*	7,000	32,690
Tiptree, Inc.	400	2,500

		1,194,316

Insurance (1.3%)
Ambac Financial Group, Inc.*	32,500	560,950
American Equity Investment Life Holding Co.	47,380	1,377,810
AMERISAFE, Inc.	11,990	697,818
AmTrust Financial Services, Inc.(x)	41,400	557,244
Argo Group International Holdings Ltd.	14,705	904,358
Atlas Financial Holdings, Inc.*	600	11,340
Baldwin & Lyons, Inc., Class B	3,287	74,122
Citizens, Inc.(x)*	20,100	147,735
CNO Financial Group, Inc.	87,900	2,051,585
Crawford & Co., Class B	2,700	32,292
Donegal Group, Inc., Class A	6,700	108,071
eHealth, Inc.*	1,000	23,890
EMC Insurance Group, Inc.	900	25,335
Employers Holdings, Inc.	18,300	831,735
Enstar Group Ltd.*	5,950	1,322,983
FBL Financial Group, Inc., Class A	5,300	394,850
Federated National Holding Co.	500	7,805
Fidelity & Guaranty Life(x)	8,800	273,240
Genworth Financial, Inc., Class A*	262,800	1,011,780
Global Indemnity Ltd.*	7,250	307,400
Greenlight Capital Re Ltd., Class A*	20,316	439,841
Hallmark Financial Services, Inc.*	13,100	152,091
HCI Group, Inc.(x)	200	7,650
Heritage Insurance Holdings, Inc.(x)	12,100	159,841
Horace Mann Educators Corp.	24,910	980,209
Independence Holding Co.	7,484	188,971
Infinity Property & Casualty Corp.	6,000	565,200
Investors Title Co.	100	17,907
James River Group Holdings Ltd.	14,500	601,460
Kemper Corp.	20,700	1,097,100
Kingstone Cos., Inc.	500	8,150
Kinsale Capital Group, Inc.	7,000	302,190
Maiden Holdings Ltd.	34,930	277,694
MBIA, Inc.(x)*	85,600	744,720
National General Holdings Corp.	34,700	663,117
National Western Life Group, Inc., Class A	1,030	359,470
Navigators Group, Inc. (The)	10,000	583,500
NI Holdings, Inc.*	1,200	21,480
Primerica, Inc.	23,000	1,875,650
RLI Corp.	22,500	1,290,600
Safety Insurance Group, Inc.	8,350	637,105
Selective Insurance Group, Inc.	30,340	1,633,809
State Auto Financial Corp.	6,600	173,118
State National Cos., Inc.	14,200	298,058
Stewart Information Services Corp.	12,600	475,776
Third Point Reinsurance Ltd.*	36,100	563,160
Trupanion, Inc.(x)*	1,900	50,179
United Fire Group, Inc.	15,100	691,882
United Insurance Holdings Corp.(x)	1,400	22,820
Universal Insurance Holdings, Inc.(x)	19,000	437,000
WMIH Corp.*	13,800	13,110

		26,055,201

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
AG Mortgage Investment Trust, Inc. (REIT)	13,100	252,044
Anworth Mortgage Asset Corp. (REIT)	46,100	277,061
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	44,748	810,386
Ares Commercial Real Estate Corp. (REIT)	1,200	15,972
ARMOUR Residential REIT, Inc. (REIT)	20,916	562,640
Capstead Mortgage Corp. (REIT)	50,010	482,597
Cherry Hill Mortgage Investment Corp. (REIT)	600	10,860
CYS Investments, Inc. (REIT)	93,937	811,616
Dynex Capital, Inc. (REIT)	3,200	23,264
Ellington Residential Mortgage REIT (REIT)	1,800	26,136
Great Ajax Corp. (REIT)	1,100	15,499
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	24,000	584,880
Invesco Mortgage Capital, Inc. (REIT)	58,655	1,004,760
KKR Real Estate Finance Trust, Inc. (REIT)(x)	1,100	23,144
Ladder Capital Corp. (REIT)	34,308	472,764
MTGE Investment Corp. (REIT)	26,845	520,793
New York Mortgage Trust, Inc. (REIT)(x)	91,700	563,955
Orchid Island Capital, Inc. (REIT)(x)	200	2,038
Owens Realty Mortgage, Inc. (REIT)	100	1,821
PennyMac Mortgage Investment Trust (REIT)	46,763	813,209
Redwood Trust, Inc. (REIT)	40,000	651,600
Resource Capital Corp. (REIT)	9,487	102,270
Sutherland Asset Management Corp. (REIT)(x)	800	12,560
Western Asset Mortgage Capital Corp. (REIT)	8,400	87,948

		8,129,817

Thrifts & Mortgage Finance (1.2%)
ASB Bancorp, Inc.*	200	9,020
Astoria Financial Corp.	57,300	1,231,950
Bank Mutual Corp.	13,400	136,010
BankFinancial Corp.	12,100	192,269
Bear State Financial, Inc.	300	3,078
Beneficial Bancorp, Inc.	45,376	753,242
BofI Holding, Inc.(x)*	34,800	990,756
Capitol Federal Financial, Inc.	77,100	1,133,370
Charter Financial Corp.	17,576	325,683

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Clifton Bancorp, Inc.	800	$13,376
Dime Community Bancshares, Inc.	24,400	524,600
ESSA Bancorp, Inc.	100	1,570
Essent Group Ltd.*	39,000	1,579,500
Federal Agricultural Mortgage Corp., Class C	4,300	312,782
First Defiance Financial Corp.	400	20,996
Flagstar Bancorp, Inc.*	17,700	627,996
Hingham Institution for Savings	100	19,027
HomeStreet, Inc.*	12,700	342,900
Impac Mortgage Holdings, Inc.*	800	10,448
Kearny Financial Corp.	51,279	787,133
LendingTree, Inc.(x)*	3,300	806,685
Meridian Bancorp, Inc.	30,100	561,365
Meta Financial Group, Inc.	4,300	337,120
MGIC Investment Corp.*	199,051	2,494,109
Nationstar Mortgage Holdings, Inc.*	13,200	245,124
NMI Holdings, Inc., Class A*	24,100	298,840
Northfield Bancorp, Inc.	24,658	427,816
Northwest Bancshares, Inc.	51,790	894,413
OceanFirst Financial Corp.	23,600	648,764
Ocwen Financial Corp.(x)*	36,700	126,248
Oritani Financial Corp.	23,094	387,979
PCSB Financial Corp.*	1,100	20,746
PHH Corp.*	38,200	532,126
Provident Financial Holdings, Inc.	100	1,960
Provident Financial Services, Inc.	31,600	842,772
Radian Group, Inc.	110,666	2,068,348
Riverview Bancorp, Inc.	1,200	10,080
Southern Missouri Bancorp, Inc.	700	25,543
Territorial Bancorp, Inc.	3,600	113,652
TrustCo Bank Corp.	66,200	589,180
United Community Financial Corp.	900	8,640
United Financial Bancorp, Inc.	26,345	481,850
Walker & Dunlop, Inc.*	14,500	758,785
Washington Federal, Inc.	51,500	1,732,975
Waterstone Financial, Inc.	1,000	19,500
Western New England Bancorp, Inc.	800	8,720
WSFS Financial Corp.	16,400	799,500

		24,258,546

Total Financials		257,036,164

Health Care (15.8%)
Biotechnology (6.7%)
Abeona Therapeutics, Inc.(x)*	1,900	32,395
Acceleron Pharma, Inc.*	14,300	533,676
Achaogen, Inc.(x)*	14,100	224,895
Achillion Pharmaceuticals, Inc.*	41,100	184,539
Acorda Therapeutics, Inc.*	28,100	664,565
Adamas Pharmaceuticals, Inc.(x)*	2,100	44,457
Aduro Biotech, Inc.*	15,200	161,880
Advaxis, Inc.(x)*	22,300	93,214
Agenus, Inc.(x)*	46,600	205,506
Aimmune Therapeutics, Inc.(x)*	25,100	622,229
Akebia Therapeutics, Inc.*	17,900	352,093
Alder Biopharmaceuticals, Inc.*	13,500	165,375
AMAG Pharmaceuticals, Inc.(x)*	19,553	360,753
Amicus Therapeutics, Inc.(x)*	63,500	957,580
AnaptysBio, Inc.(x)*	800	27,960
Anavex Life Sciences Corp.(x)*	3,500	14,490
Ardelyx, Inc.*	6,300	35,280
Arena Pharmaceuticals, Inc.*	11,940	304,470
Array BioPharma, Inc.*	92,500	1,137,750
Asterias Biotherapeutics, Inc.(x)*	1,900	6,460
Atara Biotherapeutics, Inc.(x)*	9,900	163,845
Athersys, Inc.(x)*	6,800	14,008
Audentes Therapeutics, Inc.*	1,300	36,413
Avexis, Inc.(x)*	67,290	6,508,962
Axovant Sciences Ltd.(x)*	10,800	74,304
BeiGene Ltd. (ADR)(x)*	64,733	6,697,276
Bellicum Pharmaceuticals, Inc.(x)*	11,500	132,825
BioCryst Pharmaceuticals, Inc.*	32,500	170,300
Biohaven Pharmaceutical Holding Co. Ltd.*	111,140	4,154,413
BioSpecifics Technologies Corp.*	400	18,608
BioTime, Inc.(x)*	33,700	95,708
Bluebird Bio, Inc.(x)*	21,700	2,980,495
Blueprint Medicines Corp.*	140,737	9,805,147
Calithera Biosciences, Inc.(x)*	8,900	140,175
Cara Therapeutics, Inc.(x)*	9,500	130,055
Cascadian Therapeutics, Inc.(x)*	3,400	13,906
Catalyst Pharmaceuticals, Inc.(x)*	5,900	14,868
Celldex Therapeutics, Inc.(x)*	65,600	187,616
ChemoCentryx, Inc.*	13,100	97,202
Chimerix, Inc.*	28,600	150,150
Clovis Oncology, Inc.*	123,280	10,158,272
Coherus Biosciences, Inc.(x)*	5,100	68,085
Conatus Pharmaceuticals, Inc.(x)*	5,100	27,999
Concert Pharmaceuticals, Inc.*	1,500	22,125
Corbus Pharmaceuticals Holdings, Inc.(x)*	5,500	39,325
Corvus Pharmaceuticals, Inc.*	1,400	22,316
Curis, Inc.*	8,500	12,665
Cytokinetics, Inc.*	20,200	292,900
CytomX Therapeutics, Inc.*	2,500	45,425
DBV Technologies SA (ADR)*	96,796	4,108,022
Dynavax Technologies Corp.(x)*	21,060	452,790
Eagle Pharmaceuticals, Inc.(x)*	400	23,856
Edge Therapeutics, Inc.*	1,100	11,803
Editas Medicine, Inc.(x)*	16,300	391,363
Emergent BioSolutions, Inc.*	18,700	756,415
Enanta Pharmaceuticals, Inc.*	6,100	285,480
Epizyme, Inc.*	12,200	232,410
Esperion Therapeutics, Inc.(x)*	10,000	501,200
Exact Sciences Corp.*	55,100	2,596,312
Fate Therapeutics, Inc.*	2,000	7,920
FibroGen, Inc.*	31,700	1,705,460
Five Prime Therapeutics, Inc.*	17,600	720,016
Flexion Therapeutics, Inc.(x)*	13,000	314,340
Fortress Biotech, Inc.*	2,500	11,050
Foundation Medicine, Inc.(x)*	8,700	349,740
Genocea Biosciences, Inc.*	2,000	2,920
Genomic Health, Inc.*	14,000	449,260
Geron Corp.(x)*	82,200	179,196
Global Blood Therapeutics, Inc.*	17,900	555,795
Halozyme Therapeutics, Inc.(x)*	59,200	1,028,304
Heron Therapeutics, Inc.(x)*	20,500	331,075
Idera Pharmaceuticals, Inc.(x)*	7,700	17,171
Ignyta, Inc.*	11,100	137,085
Immune Design Corp.*	1,900	19,665
ImmunoGen, Inc.(x)*	48,400	370,260
Immunomedics, Inc.(x)*	49,000	685,020
Inovio Pharmaceuticals, Inc.(x)*	27,700	175,618
Insmed, Inc.*	35,400	1,104,834
Insys Therapeutics, Inc.(x)*	9,600	85,248
Intellia Therapeutics, Inc.(x)*	7,900	196,315
Invitae Corp.*	2,500	23,425
Iovance Biotherapeutics, Inc.*	15,400	119,350
Ironwood Pharmaceuticals, Inc.(x)*	72,800	1,148,056
Jounce Therapeutics, Inc.*	1,700	26,486
Karyopharm Therapeutics, Inc.*	6,200	68,076
Keryx Biopharmaceuticals, Inc.(x)*	49,700	352,870
Kindred Biosciences, Inc.*	1,600	12,560
Kite Pharma, Inc.*	23,800	4,279,478

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Kura Oncology, Inc.*	500	$7,475
La Jolla Pharmaceutical Co.(x)*	6,300	219,114
Lexicon Pharmaceuticals, Inc.(x)*	32,042	393,796
Ligand Pharmaceuticals, Inc.(x)*	11,450	1,558,918
Loxo Oncology, Inc.*	111,185	10,242,362
MacroGenics, Inc.*	17,300	319,704
Madrigal Pharmaceuticals, Inc.(x)*	300	13,494
Matinas BioPharma Holdings, Inc.(x)*	8,200	10,824
MediciNova, Inc.(x)*	1,100	7,007
Merrimack Pharmaceuticals, Inc.(x)	6,609	96,095
MiMedx Group, Inc.(x)*	60,900	723,492
Minerva Neurosciences, Inc.*	18,200	138,320
Miragen Therapeutics, Inc.*	400	3,660
Momenta Pharmaceuticals, Inc.*	33,100	612,350
Myriad Genetics, Inc.*	38,100	1,378,458
NantKwest, Inc.(x)*	13,000	71,240
Natera, Inc.*	9,100	117,299
Neurocrine Biosciences, Inc.(x)*	133,730	8,194,974
NewLink Genetics Corp.(x)*	27,800	283,004
Novavax, Inc.(x)*	60,500	68,970
Novelion Therapeutics, Inc.*	700	4,921
Nymox Pharmaceutical Corp.*	1,300	4,966
Organovo Holdings, Inc.(x)*	16,600	36,852
Otonomy, Inc.*	13,500	43,875
Ovid therapeutics, Inc.(x)*	800	6,856
PDL BioPharma, Inc.*	65,200	221,028
Pieris Pharmaceuticals, Inc.*	6,500	37,440
Portola Pharmaceuticals, Inc.*	23,400	1,264,302
Progenics Pharmaceuticals, Inc.(x)*	42,600	313,536
Protagonist Therapeutics, Inc.(x)*	3,100	54,777
Prothena Corp. plc(x)*	116,460	7,543,114
PTC Therapeutics, Inc.*	24,700	494,247
Puma Biotechnology, Inc.*	12,900	1,544,775
Ra Pharmaceuticals, Inc.*	1,400	20,440
Radius Health, Inc.(x)*	16,000	616,800
Recro Pharma, Inc.*	1,700	15,266
REGENXBIO, Inc.*	13,200	434,940
Repligen Corp.*	20,900	800,888
Retrophin, Inc.*	16,000	398,240
Rigel Pharmaceuticals, Inc.*	61,500	156,210
Sage Therapeutics, Inc.(x)*	77,908	4,853,668
Sangamo Therapeutics, Inc.(x)*	32,000	480,000
Sarepta Therapeutics, Inc.*	28,500	1,292,760
Selecta Biosciences, Inc.(x)*	1,400	25,550
Seres Therapeutics, Inc.(x)*	11,100	178,044
Spark Therapeutics, Inc.*	11,252	1,003,228
Spectrum Pharmaceuticals, Inc.*	32,000	450,240
Stemline Therapeutics, Inc.(x)*	3,100	34,410
Strongbridge Biopharma plc*	600	4,140
Syndax Pharmaceuticals, Inc.*	3,600	42,120
Synergy Pharmaceuticals, Inc.(x)*	94,700	274,630
Syros Pharmaceuticals, Inc.*	700	10,304
TESARO, Inc.(x)*	61,441	7,932,033
TG Therapeutics, Inc.(x)*	25,500	302,175
Tocagen, Inc.(x)*	1,300	16,198
Trevena, Inc.*	11,200	28,560
Ultragenyx Pharmaceutical, Inc.*	86,960	4,631,490
Vanda Pharmaceuticals, Inc.*	21,603	386,694
VBI Vaccines, Inc.*	1,000	3,850
Veracyte, Inc.*	1,000	8,770
Versartis, Inc.*	15,300	37,485
Voyager Therapeutics, Inc.*	1,700	35,003
XBiotech, Inc.(x)*	13,400	58,558
Xencor, Inc.*	15,600	357,552
ZIOPHARM Oncology, Inc.(x)*	56,765	348,537

		133,511,227

Health Care Equipment & Supplies (4.4%)
Abaxis, Inc.	14,700	656,355
Accuray, Inc.(x)*	33,067	132,268
Align Technology, Inc.*	75,521	14,067,297
Analogic Corp.	8,700	728,625
AngioDynamics, Inc.*	27,300	466,557
Anika Therapeutics, Inc.*	8,000	464,000
Antares Pharma, Inc.(x)*	12,300	39,852
AtriCure, Inc.*	22,300	498,851
Atrion Corp.	700	470,400
AxoGen, Inc.(x)*	1,900	36,765
Cantel Medical Corp.	18,275	1,720,957
Cardiovascular Systems, Inc.*	15,100	425,065
Cerus Corp.*	48,200	131,586
ConforMIS, Inc.(x)*	7,800	27,456
CONMED Corp.	18,600	975,942
Corindus Vascular Robotics, Inc.(x)*	9,800	14,896
CryoLife, Inc.*	16,300	370,010
Cutera, Inc.*	1,400	57,890
DexCom, Inc.(x)*	162,262	7,938,668
Endologix, Inc.(x)*	23,200	103,472
Entellus Medical, Inc.(x)*	1,600	29,536
Exactech, Inc.*	17,300	570,035
FONAR Corp.*	600	18,300
GenMark Diagnostics, Inc.*	19,600	188,748
Glaukos Corp.(x)*	13,900	458,700
Globus Medical, Inc., Class A*	39,500	1,173,940
Haemonetics Corp.*	28,300	1,269,821
Halyard Health, Inc.*	25,500	1,148,265
Heska Corp.*	3,000	264,270
ICU Medical, Inc.*	7,600	1,412,460
Inogen, Inc.*	8,600	817,860
Insulet Corp.*	30,100	1,657,908
Integer Holdings Corp.*	15,100	772,365
Integra LifeSciences Holdings Corp.*	29,900	1,509,352
Invacare Corp.(x)	9,000	141,750
iRhythm Technologies, Inc.*	5,000	259,400
K2M Group Holdings, Inc.*	19,700	417,837
Lantheus Holdings, Inc.*	6,300	112,140
LeMaitre Vascular, Inc.	1,400	52,388
LivaNova plc*	23,600	1,653,416
Masimo Corp.*	21,750	1,882,680
Meridian Bioscience, Inc.	26,900	384,670
Merit Medical Systems, Inc.*	21,075	892,526
Natus Medical, Inc.*	16,700	626,250
Neogen Corp.*	20,350	1,576,311
Nevro Corp.*	170,489	15,494,041
Novocure Ltd.(x)*	28,100	557,785
NuVasive, Inc.*	26,800	1,486,328
NxStage Medical, Inc.*	31,200	861,120
Obalon Therapeutics, Inc.(x)*	500	4,765
OraSure Technologies, Inc.*	39,600	891,000
Orthofix International NV*	12,500	590,625
Oxford Immunotec Global plc*	1,000	16,800
Penumbra, Inc.(x)*	162,831	14,703,639
Pulse Biosciences, Inc.(x)*	1,800	33,498
Quidel Corp.*	17,900	785,094
Quotient Ltd.(x)*	1,500	7,395
Rockwell Medical, Inc.(x)*	22,500	192,600
RTI Surgical, Inc.*	28,200	128,310
Sientra, Inc.(x)*	1,900	29,260
STAAR Surgical Co.*	31,100	387,195
Surmodics, Inc.*	18,100	561,100
Tactile Systems Technology, Inc.(x)*	2,400	74,280
Utah Medical Products, Inc.	200	14,710
Varex Imaging Corp.*	18,300	619,272

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
ViewRay, Inc.(x)*	4,600	$26,496
Viveve Medical, Inc.(x)*	1,700	8,908
Wright Medical Group NV*	50,345	1,302,425

		87,394,486

Health Care Providers & Services (1.8%)
AAC Holdings, Inc.(x)*	6,300	62,559
Aceto Corp.	17,900	201,017
Addus HomeCare Corp.*	400	14,120
Almost Family, Inc.*	6,200	332,940
Amedisys, Inc.*	14,700	822,612
American Renal Associates Holdings, Inc.(x)*	4,200	62,874
AMN Healthcare Services, Inc.*	24,800	1,133,360
BioScrip, Inc.(x)*	42,700	117,425
BioTelemetry, Inc.*	14,100	465,300
Capital Senior Living Corp.(x)*	15,300	192,015
Chemed Corp.	7,600	1,535,580
Civitas Solutions, Inc.*	2,900	53,505
Community Health Systems, Inc.(x)*	57,600	442,368
CorVel Corp.*	8,600	467,840
Cross Country Healthcare, Inc.*	13,900	197,797
Diplomat Pharmacy, Inc.*	23,900	494,969
Ensign Group, Inc. (The)	23,400	528,606
Genesis Healthcare, Inc.(x)*	25,190	29,220
HealthEquity, Inc.*	24,200	1,224,036
HealthSouth Corp.	47,300	2,192,355
Kindred Healthcare, Inc.	45,681	310,631
Landauer, Inc.	5,233	352,181
LHC Group, Inc.*	9,300	659,556
Magellan Health, Inc.*	11,900	1,026,970
Molina Healthcare, Inc.(x)*	22,550	1,550,538
National HealthCare Corp.	6,100	381,677
National Research Corp., Class A	500	18,850
Owens & Minor, Inc.#	32,950	962,140
PharMerica Corp.*	20,800	609,440
Providence Service Corp. (The)*	4,900	264,992
R1 RCM, Inc.(x)*	6,200	23,002
RadNet, Inc.*	2,200	25,410
Select Medical Holdings Corp.*	50,019	960,365
Surgery Partners, Inc.*	7,400	76,590
Teladoc, Inc.(x)*	474,246	15,721,255
Tenet Healthcare Corp.(x)*	39,500	648,985
Tivity Health, Inc.*	15,500	632,400
Triple-S Management Corp., Class B*	10,500	248,640
US Physical Therapy, Inc.	6,200	380,990

		35,425,110

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	88,300	1,256,509
Castlight Health, Inc., Class B(x)*	16,900	72,670
Computer Programs & Systems, Inc.(x)	6,500	192,075
Cotiviti Holdings, Inc.*	17,600	633,248
Evolent Health, Inc., Class A(x)*	18,700	332,860
HealthStream, Inc.*	12,200	285,114
HMS Holdings Corp.*	52,400	1,040,664
Inovalon Holdings, Inc., Class A(x)*	30,500	520,025
Medidata Solutions, Inc.*	26,800	2,092,008
NantHealth, Inc.*	2,300	9,476
Omnicell, Inc.*	17,700	903,585
Quality Systems, Inc.*	27,800	437,294
Simulations Plus, Inc.	500	7,750
Tabula Rasa HealthCare, Inc.*	800	21,392
Vocera Communications, Inc.*	12,100	379,577

		8,184,247

Life Sciences Tools & Services (1.1%)
Accelerate Diagnostics, Inc.(x)*	12,100	271,645
Cambrex Corp.*	17,900	984,500
Enzo Biochem, Inc.*	3,400	35,598
Fluidigm Corp.*	20,300	102,312
ICON plc*	119,986	13,664,006
INC Research Holdings, Inc., Class A*	26,500	1,385,950
Luminex Corp.	28,500	579,405
Medpace Holdings, Inc.*	2,000	63,800
NanoString Technologies, Inc.*	2,700	43,632
NeoGenomics, Inc.(x)*	9,300	103,509
Pacific Biosciences of California, Inc.(x)*	36,100	189,525
PAREXEL International Corp.*	25,777	2,270,438
PRA Health Sciences, Inc.*	23,785	1,811,703

		21,506,023

Pharmaceuticals (1.4%)
Aclaris Therapeutics, Inc.*	4,100	105,821
Aerie Pharmaceuticals, Inc.(x)*	17,700	860,220
Amphastar Pharmaceuticals, Inc.*	18,600	332,382
ANI Pharmaceuticals, Inc.*	2,800	146,972
Aratana Therapeutics, Inc.(x)*	20,500	125,665
Assembly Biosciences, Inc.*	900	31,428
Catalent, Inc.*	61,145	2,440,908
Cempra, Inc.*	29,700	96,525
Clearside Biomedical, Inc.(x)*	1,700	14,858
Collegium Pharmaceutical, Inc.*	4,500	47,205
Corcept Therapeutics, Inc.*	36,600	706,380
Corium International, Inc.(x)*	2,700	29,916
Depomed, Inc.*	18,300	105,957
Dermira, Inc.*	16,800	453,600
Durect Corp.*	6,900	12,213
GW Pharmaceuticals plc (ADR)(x)*	35,795	3,632,835
Horizon Pharma plc*	84,200	1,067,656
Impax Laboratories, Inc.*	39,100	793,730
Innoviva, Inc.(x)*	52,300	738,476
Intersect ENT, Inc.*	11,600	361,340
Intra-Cellular Therapies, Inc.*	17,900	282,462
Lannett Co., Inc.(x)*	5,500	101,475
Medicines Co. (The)(x)*	179,250	6,639,420
MyoKardia, Inc.*	8,300	355,655
Nektar Therapeutics*	79,800	1,915,200
Neos Therapeutics, Inc.(x)*	7,700	70,455
Ocular Therapeutix, Inc.(x)*	13,500	83,430
Omeros Corp.(x)*	16,600	358,892
Pacira Pharmaceuticals, Inc.*	21,300	799,815
Paratek Pharmaceuticals, Inc.*	11,300	283,630
Phibro Animal Health Corp., Class A	7,400	274,170
Prestige Brands Holdings, Inc.*	28,700	1,437,583
Reata Pharmaceuticals, Inc., Class A*	4,700	146,170
Revance Therapeutics, Inc.(x)*	5,700	157,035
SciClone Pharmaceuticals, Inc.*	36,200	405,440
Sucampo Pharmaceuticals, Inc., Class A(x)*	10,600	125,080
Supernus Pharmaceuticals, Inc.*	24,500	980,000
Teligent, Inc.(x)*	3,000	20,130
Tetraphase Pharmaceuticals, Inc.*	20,200	138,168
TherapeuticsMD, Inc.(x)*	78,300	414,207
Theravance Biopharma, Inc.(x)*	26,200	897,088
WaVe Life Sciences Ltd.*	1,200	26,100
Zogenix, Inc.*	2,500	87,625
Zynerba Pharmaceuticals, Inc.(x)*	3,500	29,260

		28,132,577

Total Health Care		314,153,670

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (19.6%)
Aerospace & Defense (1.9%)
AAR Corp.	17,100	$646,038
Aerojet Rocketdyne Holdings, Inc.*	35,500	1,242,855
Aerovironment, Inc.*	10,000	541,200
Astronics Corp.*	8,500	252,875
Axon Enterprise, Inc.(x)*	30,700	695,969
Cubic Corp.	12,600	642,600
Curtiss-Wright Corp.	21,700	2,268,518
DigitalGlobe, Inc.*	32,017	1,128,599
Engility Holdings, Inc.*	7,300	253,164
Esterline Technologies Corp.*	12,700	1,144,905
Hexcel Corp.	219,655	12,612,590
KLX, Inc.*	28,900	1,529,677
Kratos Defense & Security Solutions, Inc.*	34,800	455,184
Mercury Systems, Inc.*	22,800	1,182,864
Moog, Inc., Class A*	15,100	1,259,793
TransDigm Group, Inc.(x)	46,474	11,881,078
Triumph Group, Inc.	25,700	764,575

		38,502,484

Air Freight & Logistics (0.8%)
Air Transport Services Group, Inc.*	27,700	674,218
Atlas Air Worldwide Holdings, Inc.*	12,900	848,820
Echo Global Logistics, Inc.*	10,400	196,040
Expeditors International of Washington, Inc.	211,207	12,642,851
Forward Air Corp.	16,700	955,741
Hub Group, Inc., Class A*	20,800	893,360

		16,211,030

Airlines (0.2%)
Allegiant Travel Co.	6,490	854,733
Hawaiian Holdings, Inc.*	25,400	953,770
SkyWest, Inc.	29,900	1,312,610

		3,121,113

Building Products (2.3%)
AAON, Inc.	20,562	708,875
Advanced Drainage Systems, Inc.	18,400	372,600
American Woodmark Corp.*	7,200	693,000
AO Smith Corp.	293,570	17,446,865
Apogee Enterprises, Inc.	15,900	767,334
Builders FirstSource, Inc.*	43,800	787,962
Caesarstone Ltd.*	12,400	369,520
Continental Building Products, Inc.*	16,400	426,400
CSW Industrials, Inc.*	6,900	306,015
Gibraltar Industries, Inc.*	17,700	551,355
Griffon Corp.	18,700	415,140
Insteel Industries, Inc.	5,400	140,994
JELD-WEN Holding, Inc.*	26,217	931,228
Lennox International, Inc.	92,940	16,633,472
Masonite International Corp.*	14,400	996,480
NCI Building Systems, Inc.*	19,400	302,640
Patrick Industries, Inc.*	6,600	555,060
PGT Innovations, Inc.*	13,400	200,330
Quanex Building Products Corp.	25,200	578,340
Simpson Manufacturing Co., Inc.	21,200	1,039,648
Trex Co., Inc.*	16,500	1,486,155
Universal Forest Products, Inc.	10,700	1,050,312

		46,759,725

Commercial Services & Supplies (2.5%)
ABM Industries, Inc.	28,400	1,184,564
ACCO Brands Corp.*	54,500	648,550
Advanced Disposal Services, Inc.*	363,435	9,154,928
Brady Corp., Class A	26,400	1,001,880
Brink’s Co. (The)	22,000	1,853,500
Casella Waste Systems, Inc., Class A*	19,000	357,200
Copart, Inc.*	469,720	16,144,277
Covanta Holding Corp.(x)	57,000	846,450
Deluxe Corp.	24,800	1,809,408
Ennis, Inc.	5,400	106,110
Essendant, Inc.	16,990	223,758
Healthcare Services Group, Inc.	34,500	1,861,965
Herman Miller, Inc.	31,000	1,112,900
HNI Corp.	22,100	916,487
Interface, Inc.	37,800	827,820
Kimball International, Inc., Class B	19,100	377,607
Knoll, Inc.	29,700	594,000
LSC Communications, Inc.	12,900	212,979
Matthews International Corp., Class A	17,344	1,079,664
McGrath RentCorp.	15,500	678,125
Mobile Mini, Inc.	24,600	847,470
MSA Safety, Inc.	14,700	1,168,797
Multi-Color Corp.	7,100	581,845
NL Industries, Inc.*	4,000	36,600
Quad/Graphics, Inc.	14,900	336,889
RR Donnelley & Sons Co.	34,100	351,230
SP Plus Corp.*	8,400	331,800
Steelcase, Inc., Class A	44,100	679,140
Team, Inc.(x)*	4,700	62,745
Tetra Tech, Inc.#	32,400	1,508,220
UniFirst Corp.	7,300	1,105,950
US Ecology, Inc.	13,800	742,440
Viad Corp.	11,100	675,990
West Corp.	24,500	575,015

		49,996,303

Construction & Engineering (1.0%)
Aegion Corp.*	25,200	586,656
Argan, Inc.	7,000	470,750
Chicago Bridge & Iron Co. NV(x)	49,000	823,200
Comfort Systems USA, Inc.	20,900	746,130
Dycom Industries, Inc.(x)*	119,370	10,251,496
EMCOR Group, Inc.	29,700	2,060,586
Granite Construction, Inc.	20,800	1,205,360
KBR, Inc.	70,000	1,251,600
MasTec, Inc.*	32,300	1,498,720
MYR Group, Inc.*	4,300	125,302
Primoris Services Corp.	22,900	673,718
Tutor Perini Corp.*	19,700	559,480

		20,252,998

Electrical Equipment (0.9%)
AMETEK, Inc.	194,655	12,855,016
Atkore International Group, Inc.*	9,900	193,149
AZZ, Inc.	13,300	647,710
Encore Wire Corp.	12,200	546,255
EnerSys	21,400	1,480,238
Generac Holdings, Inc.*	36,100	1,658,073
General Cable Corp.	22,000	414,700
Plug Power, Inc.(x)*	32,400	84,564
Sunrun, Inc.(x)*	41,100	228,105
Thermon Group Holdings, Inc.*	12,500	224,875
Vicor Corp.*	7,900	186,440
Vivint Solar, Inc.(x)*	19,800	67,320

		18,586,445

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	101,312	10,160,580
Raven Industries, Inc.	17,600	570,240

		10,730,820

Machinery (5.9%)
Actuant Corp., Class A	31,200	798,720
Alamo Group, Inc.	5,100	547,587
Albany International Corp., Class A	16,700	958,580
Altra Industrial Motion Corp.	16,800	808,080

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Astec Industries, Inc.	11,400	$638,514
Barnes Group, Inc.	24,610	1,733,528
Briggs & Stratton Corp.	23,300	547,550
Chart Industries, Inc.*	16,200	635,526
CIRCOR International, Inc.	10,900	593,287
Columbus McKinnon Corp.	9,300	352,191
Douglas Dynamics, Inc.(x)	9,400	370,360
EnPro Industries, Inc.	12,800	1,030,784
ESCO Technologies, Inc.	13,600	815,320
Federal Signal Corp.	27,900	593,712
Franklin Electric Co., Inc.	25,200	1,130,220
Gardner Denver Holdings, Inc.*	526,574	14,491,316
Global Brass & Copper Holdings, Inc.	11,200	378,560
Gorman-Rupp Co. (The)	5,743	187,050
Greenbrier Cos., Inc. (The)(x)	17,400	837,810
Harsco Corp.*	41,400	865,260
Hillenbrand, Inc.	35,200	1,367,520
Hyster-Yale Materials Handling, Inc.	6,400	489,216
IDEX Corp.	143,405	17,419,406
John Bean Technologies Corp.	15,100	1,526,610
Kadant, Inc.	5,700	561,735
Kennametal, Inc.	355,500	14,340,870
Lincoln Electric Holdings, Inc.	180,075	16,509,276
Lindsay Corp.	5,100	468,690
Lydall, Inc.*	8,700	498,510
Manitowoc Co., Inc. (The)*	66,400	597,600
Meritor, Inc.*	42,500	1,105,425
Milacron Holdings Corp.*	21,800	367,548
Miller Industries, Inc.	3,600	100,620
Mueller Industries, Inc.	31,800	1,111,410
Mueller Water Products, Inc., Class A	75,800	970,240
Navistar International Corp.*	26,600	1,172,262
NN, Inc.	12,800	371,200
Nordson Corp.	141,680	16,789,081
Proto Labs, Inc.*	12,300	987,690
RBC Bearings, Inc.*	13,000	1,626,950
REV Group, Inc.(x)	3,300	94,908
Rexnord Corp.*	50,600	1,285,746
SPX Corp.*	21,700	636,678
SPX FLOW, Inc.*	18,400	709,504
Standex International Corp.	6,600	700,920
Sun Hydraulics Corp.	12,000	648,000
Tennant Co.	9,200	609,040
Titan International, Inc.	17,200	174,580
TriMas Corp.*	32,000	864,000
Wabash National Corp.(x)	37,700	860,314
Watts Water Technologies, Inc., Class A	13,492	933,646
Woodward, Inc.	27,600	2,142,036

		116,355,186

Marine (0.0%)
Costamare, Inc.	1,100	6,798
Matson, Inc.	23,300	656,594

		663,392

Professional Services (0.6%)
Advisory Board Co. (The)*	20,000	1,072,500
CBIZ, Inc.*	25,100	407,875
Cogint, Inc.*	1,600	7,840
Exponent, Inc.	13,900	1,027,210
FTI Consulting, Inc.*	22,800	808,944
Huron Consulting Group, Inc.*	13,569	465,417
ICF International, Inc.*	11,700	631,215
Insperity, Inc.	8,400	739,200
Kelly Services, Inc., Class A	15,600	391,404
Kforce, Inc.	9,600	193,920
Korn/Ferry International	30,100	1,186,843
Navigant Consulting, Inc.*	23,900	404,388
On Assignment, Inc.*	27,300	1,465,464
Resources Connection, Inc.	22,100	307,190
RPX Corp.*	17,900	237,712
TriNet Group, Inc.*	22,600	759,812
TrueBlue, Inc.*	28,300	635,335
WageWorks, Inc.*	17,792	1,079,974

		11,822,243

Road & Rail (1.0%)
ArcBest Corp.	11,700	391,365
Avis Budget Group, Inc.*	36,400	1,385,384
Genesee & Wyoming, Inc., Class A*	159,305	11,790,163
Heartland Express, Inc.(x)	23,400	586,872
Hertz Global Holdings, Inc.(x)*	32,000	715,520
Knight-Swift Transportation Holdings, Inc.*	64,280	2,670,834
Marten Transport Ltd.	13,666	280,836
Saia, Inc.*	14,700	920,955
Schneider National, Inc., Class B	15,800	399,740
Werner Enterprises, Inc.	30,200	1,103,810

		20,245,479

Trading Companies & Distributors (2.0%)
Aircastle Ltd.	24,900	555,021
Applied Industrial Technologies, Inc.	19,000	1,250,200
Beacon Roofing Supply, Inc.*	31,200	1,599,000
BMC Stock Holdings, Inc.*	28,800	614,880
DXP Enterprises, Inc.*	6,500	204,685
GATX Corp.(x)	21,400	1,317,384
GMS, Inc.*	11,400	403,560
H&E Equipment Services, Inc.	15,200	443,840
Herc Holdings, Inc.*	11,800	579,734
Kaman Corp.	14,300	797,654
MRC Global, Inc.*	56,500	988,185
NOW, Inc.*	55,900	771,979
Rush Enterprises, Inc., Class A*	13,300	615,657
SiteOne Landscape Supply, Inc.*	253,177	14,709,584
Triton International Ltd.*	20,900	695,552
Watsco, Inc.	84,446	13,601,717

		39,148,632

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	33,300	313,020

Total Industrials		392,708,870

Information Technology (20.7%)
Communications Equipment (2.6%)
Acacia Communications, Inc.(x)*	9,000	423,900
ADTRAN, Inc.	26,200	628,800
Aerohive Networks, Inc.*	7,300	29,857
Applied Optoelectronics, Inc.(x)*	8,100	523,827
Arista Networks, Inc.*	80,050	15,178,280
CalAmp Corp.*	12,900	299,925
Calix, Inc.*	2,700	13,635
Ciena Corp.*	438,030	9,623,519
Clearfield, Inc.(x)*	600	8,160
Comtech Telecommunications Corp.	3,800	78,014
Digi International, Inc.*	5,950	63,070
EMCORE Corp.*	2,900	23,780
Extreme Networks, Inc.*	50,500	600,445
Finisar Corp.*	55,300	1,226,001
Harmonic, Inc.*	5,400	16,470
Infinera Corp.*	75,000	665,250
InterDigital, Inc.	16,900	1,246,375
KVH Industries, Inc.*	8,300	99,185
Lumentum Holdings, Inc.(x)*	250,550	13,617,393
NETGEAR, Inc.*	17,100	813,960

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
NetScout Systems, Inc.(x)*	50,400	$1,630,440
Oclaro, Inc.(x)*	80,500	694,715
Plantronics, Inc.	19,200	849,024
Quantenna Communications, Inc.(x)*	4,600	77,326
Sonus Networks, Inc.*	11,600	88,740
Ubiquiti Networks, Inc.(x)*	13,600	761,872
ViaSat, Inc.(x)*	26,300	1,691,616
Viavi Solutions, Inc.*	122,500	1,158,850

		52,132,429

Electronic Equipment, Instruments & Components (2.1%)
Akoustis Technologies, Inc.(x)*	1,200	7,824
Anixter International, Inc.*	14,200	1,207,000
AVX Corp.	25,300	461,219
Badger Meter, Inc.	19,000	931,000
Bel Fuse, Inc., Class B	400	12,480
Belden, Inc.	22,200	1,787,766
Benchmark Electronics, Inc.*	24,300	829,845
Coherent, Inc.*	53,140	12,496,933
Control4 Corp.*	11,700	344,682
CTS Corp.	21,400	515,740
Daktronics, Inc.	5,800	61,306
Electro Scientific Industries, Inc.*	1,800	25,056
ePlus, Inc.*	6,600	610,170
Fabrinet*	18,800	696,728
FARO Technologies, Inc.*	6,695	256,084
Fitbit, Inc., Class A(x)*	84,900	590,904
II-VI, Inc.*	29,000	1,193,350
Insight Enterprises, Inc.*	21,300	978,096
Iteris, Inc.(x)*	2,000	13,300
Itron, Inc.*	16,100	1,246,945
KEMET Corp.*	22,200	469,086
Kimball Electronics, Inc.*	1,000	21,650
Knowles Corp.*	46,700	713,109
Littelfuse, Inc.	11,300	2,213,444
Maxwell Technologies, Inc.(x)*	1,600	8,208
Mesa Laboratories, Inc.(x)	500	74,660
Methode Electronics, Inc.	18,800	796,180
MicroVision, Inc.*	5,600	15,568
MTS Systems Corp.	11,300	603,985
Napco Security Technologies, Inc.*	400	3,880
Novanta, Inc.*	17,000	741,200
OSI Systems, Inc.*	10,500	959,385
Park Electrochemical Corp.	8,700	160,950
PC Connection, Inc.	900	25,371
PCM, Inc.*	1,100	15,400
Plexus Corp.*	18,395	1,031,592
Radisys Corp.*	2,100	2,877
Rogers Corp.*	8,700	1,159,536
Sanmina Corp.*	40,600	1,508,290
ScanSource, Inc.*	14,000	611,100
SYNNEX Corp.	15,000	1,897,650
Systemax, Inc.	900	23,787
Tech Data Corp.*	17,100	1,519,335
TTM Technologies, Inc.*	53,300	819,221
VeriFone Systems, Inc.*	54,100	1,097,148
Vishay Intertechnology, Inc.	74,300	1,396,840
Vishay Precision Group, Inc.*	7,500	183,000

		42,338,880

Internet Software & Services (6.0%)
2U, Inc.*	275,370	15,431,735
Alarm.com Holdings, Inc.*	8,200	370,476
Alteryx, Inc., Class A(x)*	3,300	67,221
Amber Road, Inc.*	1,400	10,752
Appfolio, Inc., Class A*	1,700	81,515
Apptio, Inc., Class A*	4,100	75,727
Bankrate, Inc.*	22,233	310,150
Bazaarvoice, Inc.*	10,200	50,490
Benefitfocus, Inc.(x)*	3,500	117,775
Blucora, Inc.*	20,300	513,590
Box, Inc., Class A*	38,200	738,024
Brightcove, Inc.*	3,600	25,920
Carbonite, Inc.*	4,350	95,700
Care.com, Inc.*	2,300	36,547
Cars.com, Inc.(x)*	35,000	931,350
ChannelAdvisor Corp.*	1,300	14,950
Cimpress NV*	13,100	1,279,346
Cloudera, Inc.(x)*	5,100	84,762
CommerceHub, Inc., Series A*	400	9,028
CommerceHub, Inc., Series C*	13,900	296,765
Cornerstone OnDemand, Inc.*	26,300	1,068,043
CoStar Group, Inc.*	55,601	14,914,968
Coupa Software, Inc.*	14,500	451,675
DHI Group, Inc.*	5,300	13,780
Endurance International Group Holdings, Inc.(x)*	15,300	125,460
Envestnet, Inc.*	21,600	1,101,600
Etsy, Inc.*	54,800	925,024
Five9, Inc.*	25,300	604,670
Gogo, Inc.(x)*	24,700	291,707
GrubHub, Inc.(x)*	308,540	16,247,717
GTT Communications, Inc.*	13,800	436,770
Hortonworks, Inc.*	23,300	394,935
Instructure, Inc.*	10,300	341,445
Internap Corp.(x)*	4,800	20,880
j2 Global, Inc.	24,000	1,773,120
Leaf Group Ltd.*	300	2,070
Limelight Networks, Inc.*	30,400	120,688
Liquidity Services, Inc.*	1,500	8,850
LivePerson, Inc.*	26,300	356,365
LogMeIn, Inc.	150,440	16,555,923
Meet Group, Inc. (The)*	11,000	40,040
MINDBODY, Inc., Class A(x)*	17,900	462,715
MuleSoft, Inc., Class A(x)*	5,400	108,756
New Relic, Inc.*	267,989	13,345,852
NIC, Inc.	33,195	569,294
Nutanix, Inc., Class A(x)*	16,900	378,391
Okta, Inc.*	3,500	98,735
Ominto, Inc.(x)*	1,200	5,400
Q2 Holdings, Inc.*	13,300	553,945
QuinStreet, Inc.*	800	5,880
Quotient Technology, Inc.*	33,500	524,275
Reis, Inc.	200	3,600
Shutterstock, Inc.*	9,700	322,913
SPS Commerce, Inc.*	8,700	493,377
Stamps.com, Inc.(x)*	8,700	1,763,055
TechTarget, Inc.*	18,500	220,890
Trade Desk, Inc. (The), Class A(x)*	247,825	15,243,716
TrueCar, Inc.(x)*	28,300	446,857
Tucows, Inc., Class A(x)*	900	52,695
Twilio, Inc., Class A(x)*	30,200	901,470
Veritone, Inc.(x)*	900	40,905
Web.com Group, Inc.*	18,400	460,000
Wix.com Ltd.*	99,493	7,148,572
XO Group, Inc.*	1,200	23,604
Yelp, Inc.*	37,800	1,636,740
Yext, Inc.(x)*	4,300	57,104

		121,206,294

IT Services (1.5%)
Acxiom Corp.*	42,600	1,049,664
Blackhawk Network Holdings, Inc.*	28,495	1,248,081
CACI International, Inc., Class A*	13,100	1,825,485
Cardtronics plc, Class A*	23,500	540,735
Cass Information Systems, Inc.	5,101	323,607
Convergys Corp.	46,400	1,201,296

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CSG Systems International, Inc.	16,300	$653,630
EPAM Systems, Inc.*	26,800	2,356,524
Everi Holdings, Inc.*	7,400	56,166
EVERTEC, Inc.	41,700	660,945
ExlService Holdings, Inc.*	17,500	1,020,600
Forrester Research, Inc.	3,600	150,660
Hackett Group, Inc. (The)	2,900	44,051
Information Services Group, Inc.*	1,000	4,020
ManTech International Corp., Class A	14,700	649,005
MAXIMUS, Inc.	35,120	2,265,240
MoneyGram International, Inc.*	7,100	114,381
Perficient, Inc.*	19,700	387,499
Planet Payment, Inc.*	4,400	18,876
Presidio, Inc.(x)*	3,800	53,770
Science Applications International Corp.	22,100	1,477,385
ServiceSource International, Inc.*	6,000	20,760
StarTek, Inc.*	1,000	11,750
Sykes Enterprises, Inc.*	24,228	706,488
Syntel, Inc.	16,500	324,225
TeleTech Holdings, Inc.	2,800	116,900
Travelport Worldwide Ltd.	57,900	909,030
Unisys Corp.(x)*	7,889	67,057
Vantiv, Inc., Class A(x)*	149,153	10,510,812
Virtusa Corp.*	15,800	596,924

		29,365,566

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Energy Industries, Inc.*	19,400	1,566,744
Alpha & Omega Semiconductor Ltd.*	1,300	21,437
Ambarella, Inc.(x)*	17,500	857,675
Amkor Technology, Inc.*	51,700	545,435
Axcelis Technologies, Inc.*	14,600	399,310
AXT, Inc.*	4,100	37,515
Brooks Automation, Inc.	40,700	1,235,652
Cabot Microelectronics Corp.	12,200	975,146
CEVA, Inc.*	8,900	380,920
Cirrus Logic, Inc.*	30,700	1,636,924
Cohu, Inc.	4,900	116,816
Cree, Inc.*	47,500	1,339,025
CyberOptics Corp.*	1,100	17,875
Diodes, Inc.*	21,300	637,509
DSP Group, Inc.*	21,300	276,900
Entegris, Inc.*	69,200	1,996,420
FormFactor, Inc.*	30,361	511,583
GSI Technology, Inc.*	1,100	7,997
Ichor Holdings Ltd.*	3,000	80,400
Impinj, Inc.(x)*	8,800	366,168
Inphi Corp.(x)*	18,500	734,265
Integrated Device Technology, Inc.*	70,600	1,876,548
Kopin Corp.(x)*	28,550	119,054
Lattice Semiconductor Corp.*	61,900	322,499
MACOM Technology Solutions Holdings, Inc.(x)*	19,793	882,966
Marvell Technology Group Ltd.	661,890	11,847,830
MaxLinear, Inc.*	35,756	849,205
MKS Instruments, Inc.	26,100	2,465,144
Monolithic Power Systems, Inc.	19,100	2,035,105
Nanometrics, Inc.*	12,450	358,560
NeoPhotonics Corp.(x)*	13,500	75,060
NVE Corp.	1,050	82,919
PDF Solutions, Inc.(x)*	7,300	113,077
Photronics, Inc.*	35,200	311,520
Pixelworks, Inc.(x)*	4,000	18,840
Power Integrations, Inc.	14,300	1,046,760
Rambus, Inc.*	70,500	941,175
Rudolph Technologies, Inc.*	15,700	412,910
Semtech Corp.*	34,500	1,295,475
Sigma Designs, Inc.*	2,500	15,750
Silicon Laboratories, Inc.*	22,100	1,765,790
Synaptics, Inc.(x)*	19,200	752,256
Ultra Clean Holdings, Inc.*	16,000	489,920
Veeco Instruments, Inc.*	22,949	491,109
Xcerra Corp.*	6,200	61,070
Xperi Corp.	25,500	645,150

		43,017,408

Software (6.0%)
8x8, Inc.*	43,800	591,300
A10 Networks, Inc.(x)*	8,900	67,284
ACI Worldwide, Inc.*	66,481	1,514,437
Agilysys, Inc.*	10,450	124,878
American Software, Inc., Class A	19,700	223,792
Aspen Technology, Inc.*	197,629	12,413,077
Barracuda Networks, Inc.*	12,100	293,183
Blackbaud, Inc.	22,800	2,001,840
Blackline, Inc.(x)*	2,500	85,300
Bottomline Technologies de, Inc.*	23,900	760,737
BroadSoft, Inc.(x)*	15,100	759,530
Callidus Software, Inc.*	28,000	690,200
CommVault Systems, Inc.*	20,200	1,228,160
Digimarc Corp.(x)*	1,000	36,600
Ebix, Inc.(x)	13,100	854,775
Ellie Mae, Inc.*	16,800	1,379,784
Everbridge, Inc.(x)*	1,800	47,556
Exa Corp.(x)*	400	9,672
Fair Isaac Corp.	14,900	2,093,450
Gigamon, Inc.*	16,800	708,120
Glu Mobile, Inc.*	12,800	48,128
Guidewire Software, Inc.*	156,593	12,192,331
HubSpot, Inc.*	138,381	11,630,923
Imperva, Inc.*	19,500	846,300
MicroStrategy, Inc., Class A*	5,900	753,489
Mitek Systems, Inc.*	9,900	94,050
MobileIron, Inc.*	11,300	41,810
Model N, Inc.*	1,400	20,930
Monotype Imaging Holdings, Inc.	25,800	496,650
Park City Group, Inc.(x)*	500	6,075
Paycom Software, Inc.(x)*	23,000	1,724,080
Paylocity Holding Corp.*	11,200	546,784
Pegasystems, Inc.	17,600	1,014,640
Progress Software Corp.	22,850	872,185
Proofpoint, Inc.*	20,000	1,744,400
PROS Holdings, Inc.*	10,650	256,985
QAD, Inc., Class A	400	13,740
Qualys, Inc.*	19,400	1,004,920
Rapid7, Inc.*	4,800	84,480
RealNetworks, Inc.*	3,400	16,320
RealPage, Inc.*	27,800	1,109,220
RingCentral, Inc., Class A*	29,400	1,227,450
Rosetta Stone, Inc.*	1,200	12,252
Rubicon Project, Inc. (The)*	8,400	32,676
SecureWorks Corp., Class A(x)*	5,300	65,455
Silver Spring Networks, Inc.*	11,900	192,423
Splunk, Inc.*	249,476	16,572,691
Synchronoss Technologies, Inc.*	19,000	177,270
Take-Two Interactive Software, Inc.*	151,703	15,508,598
Telenav, Inc.*	1,100	6,985
TiVo Corp.	68,997	1,369,590
Tyler Technologies, Inc.*	100,350	17,493,011
Ultimate Software Group, Inc. (The)(x)*	26,718	5,065,733
Upland Software, Inc.*	1,600	33,856
Varonis Systems, Inc.*	9,300	389,670

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
VASCO Data Security International, Inc.*	7,200	$86,760
Verint Systems, Inc.*	30,321	1,268,934
VirnetX Holding Corp.(x)*	13,800	53,820
Workiva, Inc.*	2,000	41,700
Zendesk, Inc.*	52,300	1,522,453
Zix Corp.*	16,450	80,441

		121,603,883

Technology Hardware, Storage & Peripherals (0.3%)
3D Systems Corp.(x)*	56,000	749,840
Avid Technology, Inc.*	4,100	18,614
CPI Card Group, Inc.(x)	2,700	3,186
Cray, Inc.*	24,700	480,415
Diebold Nixdorf, Inc.(x)	35,600	813,460
Eastman Kodak Co.(x)*	4,600	33,810
Electronics For Imaging, Inc.*	23,049	983,731
Immersion Corp.(x)*	7,600	62,092
Intevac, Inc.*	2,200	18,590
Pure Storage, Inc., Class A*	45,200	722,748
Quantum Corp.(x)*	2,900	17,748
Stratasys Ltd.*	27,900	645,048
Super Micro Computer, Inc.*	22,600	499,460
USA Technologies, Inc.(x)*	2,300	14,375

		5,063,117

Total Information Technology		414,727,577

Materials (3.6%)
Chemicals (1.9%)
A Schulman, Inc.	18,100	618,115
Advanced Emissions Solutions, Inc.(x)	1,700	18,649
AdvanSix, Inc.*	14,600	580,350
AgroFresh Solutions, Inc.(x)*	2,200	15,466
American Vanguard Corp.	13,800	316,020
Balchem Corp.	16,600	1,349,414
Calgon Carbon Corp.	36,300	776,820
Chase Corp.	3,600	401,040
Codexis, Inc.*	2,000	13,300
Ferro Corp.*	44,554	993,554
Flotek Industries, Inc.(x)*	600	2,790
FutureFuel Corp.	1,000	15,740
GCP Applied Technologies, Inc.*	37,000	1,135,900
Hawkins, Inc.	300	12,240
HB Fuller Co.	26,900	1,561,814
Ingevity Corp.*	22,200	1,386,834
Innophos Holdings, Inc.	11,900	585,361
Innospec, Inc.	12,300	758,295
Intrepid Potash, Inc.(x)*	14,900	64,964
KMG Chemicals, Inc.	800	43,904
Koppers Holdings, Inc.*	10,600	489,190
Kraton Corp.*	13,600	549,984
Kronos Worldwide, Inc.	3,000	68,490
LSB Industries, Inc.(x)*	3,300	26,202
Minerals Technologies, Inc.	16,000	1,130,400
OMNOVA Solutions, Inc.*	1,000	10,950
PolyOne Corp.	424,635	16,998,139
Quaker Chemical Corp.	7,000	1,035,650
Rayonier Advanced Materials, Inc.(x)	16,600	227,420
Sensient Technologies Corp.	21,900	1,684,548
Stepan Co.	11,600	970,456
Trecora Resources*	500	6,650
Tredegar Corp.	10,700	192,600
Trinseo SA	21,600	1,449,360
Tronox Ltd., Class A	33,800	713,180
Valhi, Inc.	1,700	4,131

		36,207,920

Construction Materials (0.8%)
Forterra, Inc.(x)*	7,100	31,950
Martin Marietta Materials, Inc.	61,707	12,725,835
Summit Materials, Inc., Class A*	52,709	1,688,269
United States Lime & Minerals, Inc.	100	8,400
US Concrete, Inc.(x)*	6,800	518,840

		14,973,294

Containers & Packaging (0.0%)
Greif, Inc., Class A	11,500	673,210
Greif, Inc., Class B	700	44,975
Myers Industries, Inc.	1,300	27,235
UFP Technologies, Inc.*	300	8,430

		753,850

Metals & Mining (0.6%)
AK Steel Holding Corp.(x)*	160,942	899,666
Allegheny Technologies, Inc.(x)*	56,700	1,355,130
Carpenter Technology Corp.	27,600	1,325,628
Century Aluminum Co.*	24,300	402,894
Cleveland-Cliffs, Inc.(x)*	139,527	997,618
Coeur Mining, Inc.*	79,770	733,086
Commercial Metals Co.	64,900	1,235,047
Compass Minerals International, Inc.(x)	16,500	1,070,850
Gold Resource Corp.	11,900	44,625
Handy & Harman Ltd.*	100	3,255
Haynes International, Inc.	2,900	104,139
Hecla Mining Co.	178,400	895,568
Kaiser Aluminum Corp.	8,100	835,434
Klondex Mines Ltd.*	85,500	311,220
Materion Corp.	12,600	543,690
Ramaco Resources, Inc.(x)*	1,500	9,945
Ryerson Holding Corp.*	4,000	43,400
Schnitzer Steel Industries, Inc., Class A	13,500	380,025
SunCoke Energy, Inc.*	26,330	240,656
TimkenSteel Corp.*	20,400	336,600
Worthington Industries, Inc.	25,099	1,154,554

		12,923,030

Paper & Forest Products (0.3%)
Boise Cascade Co.*	25,000	872,500
Clearwater Paper Corp.*	8,928	439,704
Deltic Timber Corp.(x)	7,100	627,853
KapStone Paper and Packaging Corp.	39,700	853,153
Louisiana-Pacific Corp.*	70,100	1,898,308
Neenah Paper, Inc.	10,100	864,055
PH Glatfelter Co.	18,300	355,935
Schweitzer-Mauduit International, Inc.	16,000	663,360

		6,574,868

Total Materials		71,432,962

Real Estate (3.5%)
Equity Real Estate Investment Trusts (REITs) (3.3%)
Acadia Realty Trust (REIT)	38,586	1,104,331
Agree Realty Corp. (REIT)	15,300	750,924
Alexander & Baldwin, Inc. (REIT)	24,300	1,125,819
Alexander’s, Inc. (REIT)	1,000	424,090
Altisource Residential Corp. (REIT)	38,700	429,957
American Assets Trust, Inc. (REIT)	23,296	926,482
Armada Hoffler Properties, Inc. (REIT)	21,700	299,677
Ashford Hospitality Trust, Inc. (REIT)	15,050	100,384
CareTrust REIT, Inc. (REIT)	35,000	666,400
CatchMark Timber Trust, Inc. (REIT), Class A	500	6,305

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CBL & Associates Properties, Inc. (REIT)(x)	88,100	$739,159
Cedar Realty Trust, Inc. (REIT)	11,000	61,820
Chatham Lodging Trust (REIT)	22,400	477,568
Chesapeake Lodging Trust (REIT)	30,620	825,821
Cousins Properties, Inc. (REIT)	203,249	1,898,346
DiamondRock Hospitality Co. (REIT)	94,508	1,034,863
Easterly Government Properties, Inc. (REIT)	18,100	374,127
EastGroup Properties, Inc. (REIT)	17,180	1,513,902
Education Realty Trust, Inc. (REIT)	38,833	1,395,270
First Industrial Realty Trust, Inc. (REIT)	60,700	1,826,463
First Potomac Realty Trust (REIT)	34,657	386,079
Four Corners Property Trust, Inc. (REIT)	31,500	784,980
Franklin Street Properties Corp. (REIT)	65,080	691,150
GEO Group, Inc. (The) (REIT)	59,371	1,597,080
Getty Realty Corp. (REIT)	13,664	390,927
Global Net Lease, Inc. (REIT)	29,700	650,133
Government Properties Income Trust (REIT)(x)	39,550	742,354
Gramercy Property Trust (REIT)	73,552	2,224,947
Healthcare Realty Trust, Inc. (REIT)	59,600	1,927,464
Hersha Hospitality Trust (REIT)	18,932	353,460
Independence Realty Trust, Inc. (REIT)	33,700	342,729
InfraREIT, Inc. (REIT)	20,777	464,781
Investors Real Estate Trust (REIT)	56,320	344,115
iStar, Inc. (REIT)*	45,200	533,360
Kite Realty Group Trust (REIT)	45,782	927,086
LaSalle Hotel Properties (REIT)	55,650	1,614,963
Lexington Realty Trust (REIT)	102,545	1,048,010
LTC Properties, Inc. (REIT)	21,800	1,024,164
Mack-Cali Realty Corp. (REIT)	46,100	1,093,031
Monmouth Real Estate Investment Corp. (REIT)	33,113	536,099
National Health Investors, Inc. (REIT)	20,200	1,561,258
National Storage Affiliates Trust (REIT)	20,500	496,920
New Senior Investment Group, Inc. (REIT)	36,400	333,060
NorthStar Realty Europe Corp. (REIT)	31,100	398,391
One Liberty Properties, Inc. (REIT)	1,400	34,104
Parkway, Inc. (REIT)	24,156	556,313
Pebblebrook Hotel Trust (REIT)(x)	35,928	1,298,438
Pennsylvania REIT (REIT)(x)	36,260	380,367
Physicians Realty Trust (REIT)	84,300	1,494,639
Potlatch Corp. (REIT)	21,000	1,071,000
PS Business Parks, Inc. (REIT)	10,220	1,364,370
QTS Realty Trust, Inc. (REIT), Class A	24,400	1,277,584
Quality Care Properties, Inc. (REIT)*	46,000	713,000
Ramco-Gershenson Properties Trust (REIT)	48,260	627,863
Retail Opportunity Investments Corp. (REIT)	51,500	979,015
Rexford Industrial Realty, Inc. (REIT)	29,300	838,566
RLJ Lodging Trust (REIT)	96,887	2,131,514
Ryman Hospitality Properties, Inc. (REIT)	23,816	1,488,262
Sabra Health Care REIT, Inc. (REIT)	79,043	1,734,203
Saul Centers, Inc. (REIT)	5,300	328,123
Select Income REIT (REIT)	34,400	805,648
Seritage Growth Properties (REIT), Class A(x)	13,000	598,910
STAG Industrial, Inc. (REIT)	43,400	1,192,198
Starwood Waypoint Homes (REIT)*	61,126	2,223,152
Summit Hotel Properties, Inc. (REIT)	47,700	762,723
Sunstone Hotel Investors, Inc. (REIT)	110,114	1,769,532
Terreno Realty Corp. (REIT)	21,100	763,398
Tier REIT, Inc. (REIT)	24,900	480,570
UMH Properties, Inc. (REIT)	200	3,110
Universal Health Realty Income Trust (REIT)	7,650	577,499
Urban Edge Properties (REIT)	48,700	1,174,644
Urstadt Biddle Properties, Inc. (REIT), Class A	15,170	329,189
Washington Prime Group, Inc. (REIT)	97,000	808,010
Washington REIT (REIT)	36,700	1,202,292
Xenia Hotels & Resorts, Inc. (REIT)	46,700	983,035

		66,439,520

Real Estate Management & Development (0.2%)
Forestar Group, Inc.(r)*†	20,500	352,600
FRP Holdings, Inc.*	1,700	76,925
HFF, Inc., Class A	21,500	850,540
Kennedy-Wilson Holdings, Inc.(x)	37,200	690,060
Marcus & Millichap, Inc.*	200	5,398
RE/MAX Holdings, Inc., Class A	9,300	591,015
RMR Group, Inc. (The), Class A	835	42,877
St Joe Co. (The)*	25,600	482,560
Tejon Ranch Co.*	2,000	42,200

		3,134,175

Total Real Estate		69,573,695

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.8%)
ATN International, Inc.	4,700	247,690
Cincinnati Bell, Inc.*	18,200	361,270
Cogent Communications Holdings, Inc.	24,500	1,198,050
Consolidated Communications Holdings, Inc.	42,322	807,504
Frontier Communications Corp.(x)	38,233	450,767
General Communication, Inc., Class A*	13,100	534,349
Globalstar, Inc.(x)*	261,000	425,430
Intelsat SA(x)*	10,400	48,880
Iridium Communications, Inc.(x)*	34,300	353,290
Lumos Networks Corp.*	600	10,752
ORBCOMM, Inc.*	26,400	276,408
Straight Path Communications, Inc., Class B*	4,700	849,149
Vonage Holdings Corp.*	1,248,820	10,165,394
Windstream Holdings, Inc.(x)	103,439	183,087

		15,912,020

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	17,700	378,249
Shenandoah Telecommunications Co.	27,328	1,016,602
Spok Holdings, Inc.	9,343	143,415

		1,538,266

Total Telecommunication Services		17,450,286

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (1.8%)
Electric Utilities (0.6%)
ALLETE, Inc.	27,300	$2,110,017
El Paso Electric Co.	20,500	1,132,625
Genie Energy Ltd., Class B	100	655
IDACORP, Inc.	25,700	2,259,801
MGE Energy, Inc.	17,800	1,149,880
Otter Tail Corp.	18,200	788,970
PNM Resources, Inc.	40,300	1,624,090
Portland General Electric Co.	42,600	1,944,264

		11,010,302

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	8,040	629,130
New Jersey Resources Corp.	40,300	1,698,645
Northwest Natural Gas Co.	13,500	869,400
ONE Gas, Inc.	26,900	1,980,916
South Jersey Industries, Inc.	40,900	1,412,277
Southwest Gas Holdings, Inc.	23,000	1,785,260
Spire, Inc.	21,600	1,612,440
WGL Holdings, Inc.	26,000	2,189,199

		12,177,267

Independent Power and Renewable Electricity Producers (0.2%)
Dynegy, Inc.(x)*	62,351	610,416
NRG Yield, Inc., Class A	17,100	324,387
NRG Yield, Inc., Class C	34,592	667,626
Ormat Technologies, Inc.	19,200	1,172,160
Pattern Energy Group, Inc.	37,300	898,930
TerraForm Global, Inc., Class A*	4,100	19,475
TerraForm Power, Inc., Class A*	45,700	604,154

		4,297,148

Multi-Utilities (0.3%)
Avista Corp.	32,500	1,682,525
Black Hills Corp.	26,200	1,804,394
NorthWestern Corp.	22,891	1,303,414
Unitil Corp.	7,300	361,058

		5,151,391

Water Utilities (0.1%)
American States Water Co.	17,500	861,875
California Water Service Group	23,000	877,450
Connecticut Water Service, Inc.	5,800	343,940
Middlesex Water Co.	8,400	329,868
SJW Group	8,300	469,780

		2,882,913

Total Utilities		35,519,021

Total Common Stocks (99.1%) (Cost $1,250,843,653)		1,977,788,741

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*†	56,900	—

Total Consumer Discretionary		—

Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics, Inc., CVR(r)(x)*†	52,100	—
Durata Therapeutics, Inc., CVR(r)*†	5,000	—
Dyax Corp., CVR(r)*†	77,700	64,685

		64,685

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*†	5,500	—

Total Health Care		64,685

Total Rights (0.0%) (Cost $13,229)		64,685

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (9.3%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $12,201,627, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $12,450,644.(xx)	$12,200,000	12,200,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $12,601,103, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $12,852,004.(xx)	12,600,000	12,600,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $6,100,635, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $6,222,030.(xx)	6,100,000	6,100,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $10,001,000, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $10,200,035.(xx)	10,000,000	10,000,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $7,000,729, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $7,140,066.(xx)	7,000,000	7,000,000

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $12,001,200, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $12,240,063.(xx)	$12,000,000	$12,000,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $582,472, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $594,069.(xx)	582,420	582,420
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $7,600,659, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $7,757,910.(xx)	7,600,000	7,600,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $7,401,540, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $7,553,755.(xx)	7,400,000	7,400,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $14,001,237, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $14,280,011.(xx)	14,000,000	14,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $20,001,767, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $20,400,002.(xx)	20,000,000	20,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $30,006,125, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $30,600,070.(xx)	30,000,000	30,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $25,005,153, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $25,500,000.(xx)	25,000,000	25,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $20,004,122, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $20,400,017.(xx)	20,000,000	20,000,000

Total Repurchase Agreements		184,482,420

Total Short-Term Investments (9.3%) (Cost $184,482,420)		184,482,420

Total Investments (108.4%) (Cost $1,435,339,302)		2,162,335,846
Other Assets Less Liabilities (-8.4%)		(168,122,356)

Net Assets (100%)		$1,994,213,490

*	Non-income producing.

†	Securities (totaling $433,035 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,186,146.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $181,092,966. This was secured by cash collateral of $184,482,420 which was subsequently invested in joint repurchase agreements with a total value of $184,482,420, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	112	12/2017	USD	8,360,240	371,475

					371,475

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$318,379,012	$—	$—		$318,379,012
Consumer Staples	25,324,837	—	—		25,324,837
Energy	61,482,647	—	—		61,482,647
Financials	257,020,414	—	15,750		257,036,164
Health Care	314,153,670	—	—		314,153,670
Industrials	392,708,870	—	—		392,708,870
Information Technology	414,727,577	—	—		414,727,577
Materials	71,432,962	—	—		71,432,962
Real Estate	69,221,095	—	352,600		69,573,695
Telecommunication Services	17,450,286	—	—		17,450,286
Utilities	35,519,021	—	—		35,519,021
Futures	371,475	—	—		371,475
Rights
Consumer Discretionary	—	—	—	(b)	—	(b)
Health Care	—	—	64,685		64,685
Short-Term Investments
Repurchase Agreements	—	184,482,420	—		184,482,420

Total Assets	$1,977,791,866	$184,482,420	$433,035		$2,162,707,321

Total Liabilities	$—	$—	$—		$—

Total	$1,977,791,866	$184,482,420	$433,035		$2,162,707,321

(a)	A security with a market value of $256,633 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Value is zero

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$783,501,387
Aggregate gross unrealized depreciation	(61,546,891)

Net unrealized appreciation	$721,954,496

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,440,752,825

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.3%)
Hotels, Restaurants & Leisure (3.0%)
Chipotle Mexican Grill, Inc.(x)*	11,870	$3,653,942
Yum China Holdings, Inc.*	171,587	6,858,333

		10,512,275

Internet & Direct Marketing Retail (4.6%)
Amazon.com, Inc.*	17,144	16,481,384

Media (6.0%)
Comcast Corp., Class A	252,652	9,722,049
Twenty-First Century Fox, Inc., Class A	168,704	4,450,411
Walt Disney Co. (The)	71,952	7,092,309

		21,264,769

Specialty Retail (2.7%)
Home Depot, Inc. (The)	58,225	9,523,281

Total Consumer Discretionary		57,781,709

Consumer Staples (6.6%)
Beverages (3.8%)
Anheuser-Busch InBev SA/NV (ADR)	53,584	6,392,571
Coca-Cola Co. (The)	156,368	7,038,124

		13,430,695

Food & Staples Retailing (1.9%)
CVS Health Corp.	82,525	6,710,933

Food Products (0.9%)
McCormick & Co., Inc. (Non-Voting)	31,485	3,231,620

Total Consumer Staples		23,373,248

Energy (3.8%)
Energy Equipment & Services (2.3%)
Schlumberger Ltd.	117,015	8,162,966

Oil, Gas & Consumable Fuels (1.5%)
Pioneer Natural Resources Co.	35,920	5,299,637

Total Energy		13,462,603

Financials (7.5%)
Capital Markets (5.8%)
BlackRock, Inc.	18,749	8,382,491
Charles Schwab Corp. (The)	145,038	6,343,962
Nasdaq, Inc.	75,637	5,867,162

		20,593,615

Consumer Finance (1.7%)
American Express Co.	67,122	6,071,856

Total Financials		26,665,471

Health Care (19.5%)
Biotechnology (9.5%)
Alexion Pharmaceuticals, Inc.*	46,867	6,574,971
Biogen, Inc.*	26,976	8,446,725
Celgene Corp.*	89,425	13,039,954
Regeneron Pharmaceuticals, Inc.*	12,323	5,509,860

		33,571,510

Health Care Equipment & Supplies (1.6%)
DENTSPLY SIRONA, Inc.	95,999	5,741,700

Health Care Providers & Services (2.7%)
UnitedHealth Group, Inc.	49,455	9,685,762

Life Sciences Tools & Services (2.0%)
Thermo Fisher Scientific, Inc.	37,997	7,189,032

Pharmaceuticals (3.7%)
Johnson & Johnson	43,667	5,677,147
Zoetis, Inc.	113,887	7,261,435

		12,938,582

Total Health Care		69,126,586

Industrials (7.9%)
Aerospace & Defense (2.4%)
Rockwell Collins, Inc.	63,821	8,342,043

Air Freight & Logistics (2.0%)
United Parcel Service, Inc., Class B	59,788	7,179,941

Industrial Conglomerates (2.1%)
Honeywell International, Inc.	51,340	7,276,932

Trading Companies & Distributors (1.4%)
WW Grainger, Inc.(x)	28,010	5,034,797

Total Industrials		27,833,713

Information Technology (33.3%)
Communications Equipment (1.7%)
Palo Alto Networks, Inc.*	41,500	5,980,150

Internet Software & Services (11.3%)
Akamai Technologies, Inc.*	143,006	6,967,252
Alphabet, Inc., Class A*	8,423	8,201,643
Alphabet, Inc., Class C*	11,924	11,436,428
eBay, Inc.*	92,771	3,567,973
Facebook, Inc., Class A*	58,093	9,926,351

		40,099,647

IT Services (5.4%)
PayPal Holdings, Inc.*	113,173	7,246,467
Visa, Inc., Class A	111,831	11,769,095

		19,015,562

Semiconductors & Semiconductor Equipment (1.7%)
Texas Instruments, Inc.	67,696	6,068,269

Software (11.3%)
Adobe Systems, Inc.*	56,429	8,418,078
Microsoft Corp.	169,977	12,661,587
Red Hat, Inc.*	73,476	8,145,549
Splunk, Inc.*	71,790	4,769,010
VMware, Inc., Class A(x)*	53,501	5,841,774

		39,835,998

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	44,121	6,799,929

Total Information Technology		117,799,555

Materials (4.0%)
Chemicals (4.0%)
Ecolab, Inc.	51,988	6,686,176
Monsanto Co.	60,595	7,260,493

Total Materials		13,946,669

Total Common Stocks (98.9%) (Cost $263,680,227)		349,989,554

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.5%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $1,200,160, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $1,224,654.(xx)	$1,200,000	$1,200,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,200,105, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $1,224,000.(xx)	1,200,000	1,200,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $400,042, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $408,004.(xx)	400,000	400,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $500,052, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $510,002.(xx)	500,000	500,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,100,110, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $1,122,006.(xx)	1,100,000	1,100,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,500,150, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $1,530,005.(xx)	1,500,000	1,500,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $731,736, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $746,305.(xx)	731,672	731,672
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $700,061, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $714,544.(xx)	700,000	700,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $2,000,197, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $2,040,201.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $2,000,408, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $2,040,005.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $1,020,030.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		12,331,672

Total Short-Term Investments (3.5%) (Cost $12,331,672)		12,331,672

Total Investments (102.4%) (Cost $276,011,899)		362,321,226
Other Assets Less Liabilities (-2.4%)		(8,419,228)

Net Assets (100%)		$353,901,998

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $12,059,962. This was secured by cash collateral of $12,331,672 which was subsequently invested in joint repurchase agreements with a total value of $12,331,672, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $71,968 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/5/17-8/15/46.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$57,781,709	$—	$—	$57,781,709
Consumer Staples	23,373,248	—	—	23,373,248
Energy	13,462,603	—	—	13,462,603
Financials	26,665,471	—	—	26,665,471
Health Care	69,126,586	—	—	69,126,586
Industrials	27,833,713	—	—	27,833,713
Information Technology	117,799,555	—	—	117,799,555
Materials	13,946,669	—	—	13,946,669
Short-Term Investments
Repurchase Agreements	—	12,331,672	—	12,331,672

Total Assets	$349,989,554	$12,331,672	$—	$362,321,226

Total Liabilities	$—	$—	$—	$—

Total	$349,989,554	$12,331,672	$—	$362,321,226

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,596,955
Aggregate gross unrealized depreciation	(6,813,397)

Net unrealized appreciation	$84,783,558

Federal income tax cost of investment and derivative instruments, if applicable	$277,537,668

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A
4.950%, 1/15/23		$145,896	$156,225

Total Asset-Backed Security			156,225

Convertible Bonds (0.8%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Weatherford International Ltd.
5.875%, 7/1/21		3,200,000	3,494,000

Total Energy			3,494,000

Health Care (0.5%)
Pharmaceuticals (0.5%)
Bayer Capital Corp. BV
5.625%, 11/22/19§	EUR	5,000,000	7,265,139

Total Health Care			7,265,139

Total Convertible Bonds			10,759,139

Corporate Bonds (26.1%)
Consumer Discretionary (2.9%)
Auto Components (0.0%)
Delphi Corp.
4.150%, 3/15/24		$75,000	79,055

Automobiles (0.0%)
Ford Motor Co.
4.346%, 12/8/26		150,000	156,130

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.
3.950%, 10/15/20		150,000	157,335
International Game Technology plc
6.250%, 2/15/22§		4,300,000	4,753,650
Marriott International, Inc.
Series N
3.125%, 10/15/21		250,000	255,773
McDonald’s Corp.
3.625%, 5/20/21		150,000	156,903
3.700%, 1/30/26		200,000	208,903
Wyndham Worldwide Corp.
4.250%, 3/1/22		150,000	151,977
Wynn Las Vegas LLC
5.500%, 3/1/25§		1,000,000	1,041,300

			6,725,841

Household Durables (0.6%)
KB Home
7.500%, 9/15/22		4,000,000	4,585,200
Newell Brands, Inc.
3.850%, 4/1/23		80,000	84,052
Shea Homes LP
5.875%, 4/1/23§		3,000,000	3,097,500

			7,766,752

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
2.600%, 12/5/19		250,000	254,587
3.300%, 12/5/21		150,000	156,486
2.800%, 8/22/24(b)§		150,000	150,677
QVC, Inc.
4.850%, 4/1/24		50,000	51,844

			613,594

Media (1.6%)
21st Century Fox America, Inc.
3.000%, 9/15/22		150,000	152,886
CBS Corp.
3.375%, 3/1/22		200,000	207,470
Charter Communications Operating LLC
3.579%, 7/23/20		350,000	359,382
4.908%, 7/23/25		100,000	106,920
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		25,000	33,062
Comcast Corp.
5.150%, 3/1/20		150,000	161,263
3.375%, 8/15/25		250,000	258,391
DISH DBS Corp.
5.000%, 3/15/23		5,600,000	5,715,360
iHeartCommunications, Inc.
9.000%, 12/15/19		1,019,000	769,345
Interpublic Group of Cos., Inc. (The)
4.200%, 4/15/24		150,000	156,903
NBCUniversal Media LLC
4.375%, 4/1/21		300,000	322,510
Omnicom Group, Inc.
3.600%, 4/15/26		150,000	151,427
Scripps Networks Interactive, Inc.
3.900%, 11/15/24		150,000	152,573
Sirius XM Radio, Inc.
6.000%, 7/15/24§		2,000,000	2,152,600
Time Warner Cable LLC
8.250%, 4/1/19		170,000	184,858
4.000%, 9/1/21		100,000	103,878
Time Warner, Inc.
4.700%, 1/15/21		250,000	268,245
3.550%, 6/1/24		200,000	203,556
Univision Communications, Inc.
5.125%, 5/15/23§		7,000,000	7,131,250
Viacom, Inc.
2.750%, 12/15/19		71,000	71,681
4.250%, 9/1/23		100,000	102,350
Walt Disney Co. (The)
2.300%, 2/12/21		105,000	105,529
2.550%, 2/15/22		250,000	252,734
WPP Finance 2010
3.750%, 9/19/24		100,000	102,268
Ziggo Secured Finance BV
5.500%, 1/15/27§		1,500,000	1,537,050

			20,763,491

Multiline Retail (0.0%)
Kohl’s Corp.
4.750%, 12/15/23		100,000	104,316
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22(x)		150,000	150,276
Target Corp.
2.300%, 6/26/19		100,000	100,879

			355,471

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20		100,000	105,047
Home Depot, Inc. (The)
2.000%, 6/15/19		250,000	251,319
1.800%, 6/5/20		200,000	200,002
2.625%, 6/1/22		115,000	116,894
2.125%, 9/15/26		50,000	46,718
Lowe’s Cos., Inc.
2.500%, 4/15/26		95,000	90,810

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.100%, 5/3/27	$200,000	$199,882
PetSmart, Inc.
7.125%, 3/15/23§	600,000	469,500

		1,480,172

Total Consumer Discretionary		37,940,506

Consumer Staples (0.6%)
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19	250,000	251,454
2.650%, 2/1/21	130,000	132,055
3.300%, 2/1/23	200,000	207,424
3.700%, 2/1/24	100,000	104,994
3.650%, 2/1/26	350,000	362,287
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	50,000	53,682
5.375%, 1/15/20	250,000	269,060
4.375%, 2/15/21	25,000	26,754
2.500%, 7/15/22	100,000	100,822
Coca-Cola Co. (The)
3.150%, 11/15/20	100,000	103,762
3.200%, 11/1/23	200,000	208,151
Constellation Brands, Inc.
3.700%, 12/6/26	150,000	153,669
Molson Coors Brewing Co.
3.000%, 7/15/26	200,000	193,884
PepsiCo, Inc.
1.850%, 4/30/20	200,000	200,025
3.600%, 3/1/24	250,000	263,910

		2,631,933

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
2.250%, 2/15/22	85,000	84,910
CVS Health Corp.
2.250%, 8/12/19	350,000	351,652
3.500%, 7/20/22	500,000	519,300
Kroger Co. (The)
6.150%, 1/15/20	150,000	162,856
2.950%, 11/1/21	150,000	151,568
Sysco Corp.
2.600%, 10/1/20	40,000	40,571
2.500%, 7/15/21	25,000	25,161
Walgreen Co.
3.100%, 9/15/22	150,000	152,666
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	150,000	154,855
3.800%, 11/18/24	200,000	205,819
Wal-Mart Stores, Inc.
3.625%, 7/8/20	100,000	104,782
3.250%, 10/25/20	100,000	103,979
3.300%, 4/22/24	100,000	104,688

		2,162,807

Food Products (0.1%)
General Mills, Inc.
5.650%, 2/15/19	100,000	105,060
2.200%, 10/21/19	250,000	251,081
JM Smucker Co. (The)
3.000%, 3/15/22	180,000	182,808
Kraft Heinz Foods Co.
5.375%, 2/10/20	104,000	111,808
2.800%, 7/2/20	250,000	253,931
3.000%, 6/1/26	200,000	191,644
Mead Johnson Nutrition Co.
4.125%, 11/15/25	100,000	107,704
Tyson Foods, Inc.
2.650%, 8/15/19	250,000	253,020
4.500%, 6/15/22	100,000	108,193
Unilever Capital Corp.
2.000%, 7/28/26	150,000	138,583

		1,703,832

Household Products (0.0%)
Clorox Co. (The)
3.050%, 9/15/22	150,000	153,859
3.500%, 12/15/24	100,000	103,348
Colgate-Palmolive Co.
1.500%, 11/1/18	150,000	149,883

		407,090

Tobacco (0.1%)
Altria Group, Inc.
9.250%, 8/6/19	45,000	50,891
2.625%, 1/14/20	200,000	202,949
2.850%, 8/9/22	200,000	204,106
4.000%, 1/31/24	100,000	106,528
Philip Morris International, Inc.
2.500%, 8/22/22	100,000	99,844
3.600%, 11/15/23	50,000	52,600
Reynolds American, Inc.
4.450%, 6/12/25	250,000	268,252

		985,170

Total Consumer Staples		7,890,832

Energy (4.0%)
Energy Equipment & Services (0.7%)
Halliburton Co.
3.250%, 11/15/21	100,000	102,674
3.800%, 11/15/25	30,000	30,823
National Oilwell Varco, Inc.
2.600%, 12/1/22	150,000	146,650
Weatherford International Ltd.
7.750%, 6/15/21	4,000,000	4,160,000
4.500%, 4/15/22(x)	1,750,000	1,620,937
8.250%, 6/15/23	2,400,000	2,478,720

		8,539,804

Oil, Gas & Consumable Fuels (3.3%)
Anadarko Petroleum Corp.
3.450%, 7/15/24	150,000	147,780
Ascent Resources Utica Holdings LLC
10.000%, 4/1/22§	2,000,000	2,155,000
Bill Barrett Corp.
7.000%, 10/15/22(x)	500,000	475,000
8.750%, 6/15/25(x)	3,500,000	3,377,500
BP Capital Markets plc
2.315%, 2/13/20	200,000	202,143
4.500%, 10/1/20	100,000	107,188
3.814%, 2/10/24	250,000	263,205
3.224%, 4/14/24	250,000	254,085
Chesapeake Energy Corp.
6.125%, 2/15/21(x)	2,000,000	2,015,000
8.000%, 12/15/22(x)§	2,092,000	2,264,590
8.000%, 1/15/25(x)§	5,000,000	5,050,000
8.000%, 6/15/27(b)§	5,400,000	5,335,740
Chevron Corp.
1.790%, 11/16/18	350,000	350,478
2.193%, 11/15/19	35,000	35,306
2.355%, 12/5/22	150,000	150,111
2.954%, 5/16/26	250,000	249,786

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	$200,000	$200,033
ConocoPhillips Co.
2.875%, 11/15/21	120,000	122,214
2.400%, 12/15/22	150,000	148,381
Devon Energy Corp.
4.000%, 7/15/21	100,000	104,000
Ecopetrol SA
7.625%, 7/23/19	50,000	54,813
5.375%, 6/26/26	150,000	159,555
Enable Midstream Partners LP
3.900%, 5/15/24	150,000	150,898
Enbridge Energy Partners LP
5.875%, 10/15/25	100,000	114,986
Enbridge, Inc.
3.700%, 7/15/27	350,000	354,440
Energy Transfer Equity LP
5.500%, 6/1/27	1,500,000	1,576,875
Energy Transfer LP
4.650%, 6/1/21	150,000	159,617
3.600%, 2/1/23	100,000	101,280
4.050%, 3/15/25	100,000	101,423
Enterprise Products Operating LLC
2.550%, 10/15/19	100,000	100,858
3.350%, 3/15/23	150,000	153,832
EOG Resources, Inc.
5.625%, 6/1/19	15,000	15,895
4.100%, 2/1/21	100,000	105,883
4.150%, 1/15/26	150,000	158,929
EQT Corp.
4.875%, 11/15/21	50,000	54,059
Exxon Mobil Corp.
2.397%, 3/6/22	150,000	151,283
3.176%, 3/15/24	150,000	155,848
Halcon Resources Corp.
6.750%, 2/15/25§	1,000,000	1,035,000
Husky Energy, Inc.
4.000%, 4/15/24	50,000	51,577
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	357,539
4.300%, 5/1/24	150,000	156,983
Kinder Morgan, Inc.
5.625%, 11/15/23§	2,300,000	2,565,944
7.750%, 1/15/32	1,700,000	2,184,951
Marathon Oil Corp.
2.800%, 11/1/22	100,000	97,875
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	54,488
3.625%, 9/15/24	150,000	152,858
MPLX LP
4.500%, 7/15/23	100,000	105,945
4.875%, 6/1/25	100,000	107,557
Noble Energy, Inc.
4.150%, 12/15/21	150,000	158,134
Occidental Petroleum Corp.
2.700%, 2/15/23	200,000	200,880
ONEOK Partners LP
8.625%, 3/1/19	100,000	108,752
Petroleos Mexicanos
4.875%, 1/24/22	250,000	262,188
5.375%, 3/13/22§	350,000	373,415
4.250%, 1/15/25	100,000	99,670
6.875%, 8/4/26	150,000	170,610
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	100,375
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	2,000,000	2,224,932
5.625%, 3/1/25	250,000	275,974
Sanchez Energy Corp.
7.750%, 6/15/21(x)	2,800,000	2,674,000
Statoil ASA
5.250%, 4/15/19	25,000	26,300
2.900%, 11/8/20	200,000	204,574
2.750%, 11/10/21	150,000	152,511
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	154,880
Total Capital International SA
2.700%, 1/25/23	200,000	202,324
Total Capital SA
4.125%, 1/28/21	250,000	265,846
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	125,871
3.800%, 10/1/20	100,000	104,451
4.875%, 1/15/26	120,000	135,411
Valero Energy Corp.
6.125%, 2/1/20	150,000	163,308
W&T Offshore, Inc.
9.000%, 5/15/20 PIK§	711,152	625,814
8.500%, 6/15/21 PIK§	636,877	468,104
Williams Partners LP
5.250%, 3/15/20	100,000	107,330
4.125%, 11/15/20	100,000	104,820
4.300%, 3/4/24	150,000	158,419

		43,197,624

Total Energy		51,737,428

Financials (5.4%)
Banks (3.9%)
Australia & New Zealand Banking Group Ltd.
2.250%, 6/13/19	250,000	251,671
Banco Santander SA
3.500%, 4/11/22	200,000	204,884
Bank of America Corp.
7.625%, 6/1/19	250,000	272,703
5.700%, 1/24/22	100,000	112,555
3.300%, 1/11/23	150,000	153,722
4.125%, 1/22/24	100,000	106,476
4.000%, 4/1/24	350,000	370,114
4.000%, 1/22/25	250,000	258,535
3.500%, 4/19/26	200,000	203,391
(USD 3 Month LIBOR + 1.51%), 3.705%, 4/24/28(k)	150,000	152,412
Series AA
(USD 3 Month LIBOR + 3.90%), 6.100%, 3/17/25(k)(y)	1,000,000	1,101,200
Series L
2.600%, 1/15/19	250,000	252,078
2.250%, 4/21/20	300,000	301,238
Series U
(USD 3 Month LIBOR + 3.14%), 5.200%, 6/1/23(k)(x)(y)	500,000	512,500
Series X
(USD 3 Month LIBOR + 3.71%), 6.250%, 9/5/24(k)(y)	500,000	551,250
Bank of Montreal
2.375%, 1/25/19	50,000	50,405
1.500%, 7/18/19	350,000	347,791
Bank of Nova Scotia (The)
2.050%, 6/5/19	250,000	250,826

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.450%, 3/22/21	$250,000	$251,909
Barclays Bank plc
5.140%, 10/14/20	100,000	106,722
Barclays plc
2.750%, 11/8/19	250,000	252,554
3.684%, 1/10/23	250,000	256,425
4.375%, 1/12/26	200,000	208,861
BB&T Corp.
2.450%, 1/15/20	300,000	303,345
2.050%, 5/10/21	150,000	149,587
BNP Paribas
3.250%, 3/3/23	100,000	103,074
BNP Paribas SA
4.250%, 10/15/24	200,000	208,894
Citigroup, Inc.
2.050%, 12/7/18	350,000	350,590
2.550%, 4/8/19	100,000	100,875
3.875%, 10/25/23	150,000	157,120
3.300%, 4/27/25	345,000	347,518
3.400%, 5/1/26	200,000	200,394
3.200%, 10/21/26	200,000	196,440
(USD 3 Month LIBOR + 1.56%), 3.887%, 1/10/28(k)	150,000	154,278
Series M
(USD 3 Month LIBOR + 3.42%), 6.300%, 5/15/24(k)(x)(y)	4,500,000	4,882,500
Series O
(USD 3 Month LIBOR + 4.06%), 5.875%, 3/27/20(k)(x)(y)	4,000,000	4,173,200
Series Q
(USD 3 Month LIBOR + 4.10%), 5.950%, 8/15/20(k)(y)	3,000,000	3,161,400
Commonwealth Bank of Australia
2.250%, 3/13/19	250,000	251,554
Cooperatieve Rabobank UA
2.250%, 1/14/19	250,000	251,637
4.500%, 1/11/21	75,000	80,456
3.875%, 2/8/22	75,000	79,448
4.375%, 8/4/25	250,000	263,176
Credit Suisse Group Funding Guernsey Ltd.
3.125%, 12/10/20	250,000	254,690
Discover Bank
3.200%, 8/9/21	250,000	255,641
Fifth Third Bancorp
2.300%, 3/1/19	125,000	125,822
Fifth Third Bank
3.850%, 3/15/26	200,000	207,379
HSBC Holdings plc
5.100%, 4/5/21	100,000	108,464
4.000%, 3/30/22	100,000	105,628
4.250%, 3/14/24	200,000	208,518
4.300%, 3/8/26	250,000	268,009
Huntington National Bank (The)
2.200%, 4/1/19	250,000	250,633
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	250,000	253,923
JPMorgan Chase & Co.
2.250%, 1/23/20	150,000	150,818
4.250%, 10/15/20	200,000	211,744
2.400%, 6/7/21	150,000	150,386
4.500%, 1/24/22	250,000	270,914
3.250%, 9/23/22	100,000	103,411
3.200%, 1/25/23	150,000	153,865
3.375%, 5/1/23	250,000	255,121
2.700%, 5/18/23	200,000	199,187
3.625%, 5/13/24	250,000	260,005
3.125%, 1/23/25	150,000	150,666
(USD 3 Month LIBOR + 1.16%), 3.220%, 3/1/25(k)	250,000	253,899
2.950%, 10/1/26	250,000	244,429
Series 1
(USD 3 Month LIBOR + 3.47%), 7.900%, 4/30/18(k)(y)	9,468,000	9,752,040
Series Q
(USD 3 Month LIBOR + 3.25%), 5.150%, 5/1/23(k)(y)	2,000,000	2,077,500
KeyCorp
2.900%, 9/15/20	100,000	102,076
5.100%, 3/24/21	50,000	54,559
Kreditanstalt fuer Wiederaufbau
1.500%, 2/6/19	750,000	749,109
4.875%, 6/17/19	250,000	263,495
1.500%, 4/20/20	250,000	248,795
1.625%, 5/29/20	250,000	249,453
2.750%, 9/8/20	150,000	153,933
1.625%, 3/15/21	250,000	249,239
1.500%, 6/15/21	500,000	491,833
2.625%, 1/25/22	300,000	307,789
2.125%, 1/17/23	250,000	249,172
Landwirtschaftliche Rentenbank
Series 36
2.000%, 12/6/21	250,000	249,470
Lloyds Bank plc
6.375%, 1/21/21	100,000	112,595
Lloyds Banking Group plc
4.650%, 3/24/26	200,000	210,931
Mitsubishi UFJ Financial Group, Inc.
3.850%, 3/1/26	200,000	208,582
MUFG Americas Holdings Corp.
3.000%, 2/10/25	50,000	49,609
MUFG Union Bank NA
2.250%, 5/6/19	250,000	250,789
National Australia Bank Ltd.
2.500%, 7/12/26	250,000	237,521
PNC Bank NA
2.250%, 7/2/19	250,000	251,842
PNC Financial Services Group, Inc. (The)
5.125%, 2/8/20	100,000	107,161
3.900%, 4/29/24	250,000	263,530
Royal Bank of Canada
2.500%, 1/19/21	150,000	151,332
Royal Bank of Scotland Group plc
4.800%, 4/5/26	200,000	213,445
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	120,686
Santander UK plc
2.350%, 9/10/19	250,000	251,516
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19	250,000	251,668
2.650%, 7/23/20	250,000	252,512
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	250,000	237,621
3.364%, 7/12/27	150,000	150,858
SunTrust Banks, Inc.
2.350%, 11/1/18	150,000	150,733
Svenska Handelsbanken AB
2.250%, 6/17/19	250,000	251,764

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Toronto-Dominion Bank (The)
2.250%, 11/5/19(x)	$150,000	$151,016
1.800%, 7/13/21	250,000	245,845
US Bancorp
2.200%, 4/25/19	150,000	151,329
2.950%, 7/15/22	150,000	153,025
Series V
2.375%, 7/22/26	150,000	142,779
US Bank NA
2.125%, 10/28/19	250,000	251,695
Wells Fargo & Co.
2.150%, 1/15/19	150,000	150,661
2.600%, 7/22/20	105,000	106,501
2.550%, 12/7/20	350,000	353,400
3.500%, 3/8/22	100,000	104,034
4.125%, 8/15/23	100,000	105,734
3.300%, 9/9/24	250,000	253,513
3.000%, 4/22/26	200,000	195,952
3.000%, 10/23/26	150,000	146,260
(USD 3 Month LIBOR + 1.31%), 3.584%, 5/22/28(k)	250,000	253,146
Series M
3.450%, 2/13/23	100,000	102,505
Series S
(USD 3 Month LIBOR + 3.11%), 5.900%, 6/15/24(k)(x)(y)	1,200,000	1,300,500
Westpac Banking Corp.
2.150%, 3/6/20	250,000	250,916
2.700%, 8/19/26	250,000	241,136

		49,971,965

Capital Markets (0.6%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	107,638
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	200,000	203,303
4.150%, 2/1/21	100,000	106,506
3.550%, 9/23/21	100,000	104,761
2.200%, 8/16/23	250,000	244,705
Brookfield Finance, Inc.
4.250%, 6/2/26	100,000	103,082
Credit Suisse AG
5.400%, 1/14/20	100,000	106,912
4.375%, 8/5/20	250,000	265,699
3.625%, 9/9/24	250,000	259,212
Deutsche Bank AG
2.500%, 2/13/19	150,000	150,817
3.375%, 5/12/21	200,000	203,343
Goldman Sachs Group, Inc. (The)
2.550%, 10/23/19	250,000	252,158
2.750%, 9/15/20	45,000	45,605
5.750%, 1/24/22	250,000	280,044
3.000%, 4/26/22	250,000	252,770
3.625%, 1/22/23	150,000	155,401
4.000%, 3/3/24	250,000	264,020
4.250%, 10/21/25	200,000	208,508
3.850%, 1/26/27	250,000	254,312
Intercontinental Exchange, Inc.
2.750%, 12/1/20	40,000	40,771
4.000%, 10/15/23	100,000	107,301
Invesco Finance plc
3.750%, 1/15/26	100,000	104,226
Jefferies Group LLC
8.500%, 7/15/19	75,000	83,043
Moody’s Corp.
4.500%, 9/1/22	50,000	54,194
Morgan Stanley
7.300%, 5/13/19	200,000	216,368
2.375%, 7/23/19	150,000	150,854
2.800%, 6/16/20	140,000	142,300
5.750%, 1/25/21	250,000	275,872
2.625%, 11/17/21	250,000	250,598
2.750%, 5/19/22	200,000	201,162
4.875%, 11/1/22	100,000	108,398
3.750%, 2/25/23	100,000	104,649
4.100%, 5/22/23	100,000	104,497
3.700%, 10/23/24	150,000	155,884
3.875%, 1/27/26	200,000	207,083
3.125%, 7/27/26	150,000	146,907
3.625%, 1/20/27	100,000	101,033
Series F
3.875%, 4/29/24	100,000	104,883
Series J
(USD 3 Month LIBOR + 3.81%), 5.550%, 7/15/20(k)(y)	700,000	729,750
Nasdaq, Inc.
3.850%, 6/30/26	150,000	154,701
S&P Global, Inc.
3.300%, 8/14/20	50,000	51,204
State Street Corp.
4.375%, 3/7/21	150,000	161,004
3.300%, 12/16/24	95,000	98,265
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	255,146
UBS AG
2.350%, 3/26/20	250,000	251,466

		7,930,355

Consumer Finance (0.6%)
AerCap Ireland Capital DAC
4.250%, 7/1/20	250,000	261,892
3.950%, 2/1/22	150,000	156,237
American Express Co.
2.650%, 12/2/22	212,000	213,398
3.625%, 12/5/24	150,000	154,451
American Honda Finance Corp.
2.450%, 9/24/20	250,000	253,005
Capital One Financial Corp.
4.750%, 7/15/21	100,000	107,847
3.500%, 6/15/23	200,000	205,319
3.750%, 7/28/26	150,000	148,472
Caterpillar Financial Services Corp.
7.150%, 2/15/19	135,000	144,580
2.100%, 6/9/19	250,000	251,601
Discover Financial Services
3.850%, 11/21/22	100,000	102,875
Ford Motor Credit Co. LLC
2.375%, 3/12/19	250,000	251,139
5.875%, 8/2/21	200,000	222,291
4.134%, 8/4/25	200,000	205,073
General Motors Financial Co., Inc.
3.700%, 11/24/20	165,000	170,896
4.000%, 1/15/25	250,000	253,827
5.250%, 3/1/26	150,000	163,151
HSBC Finance Corp.
6.676%, 1/15/21	73,000	82,459
HSBC USA, Inc.
2.350%, 3/5/20	500,000	503,017
John Deere Capital Corp.
2.050%, 3/10/20	100,000	100,247
OneMain Financial Holdings LLC
7.250%, 12/15/21§	2,500,000	2,603,125

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Synchrony Financial
3.000%, 8/15/19	$250,000	$254,152
3.750%, 8/15/21	75,000	77,250
Toyota Motor Credit Corp.
2.150%, 3/12/20	180,000	180,980
2.750%, 5/17/21	250,000	254,413

		7,321,697

Diversified Financial Services (0.1%)
Berkshire Hathaway, Inc.
2.750%, 3/15/23	95,000	96,631
3.125%, 3/15/26	200,000	202,053
Boeing Capital Corp.
4.700%, 10/27/19	100,000	105,788
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	283,000	285,770
Leucadia National Corp.
5.500%, 10/18/23	100,000	106,750
National Rural Utilities Cooperative Finance Corp.
2.300%, 11/15/19	200,000	201,939
Shell International Finance BV
2.375%, 8/21/22	250,000	250,597
3.400%, 8/12/23	100,000	104,861
3.250%, 5/11/25	140,000	143,006

		1,497,395

Insurance (0.2%)
Aflac, Inc.
3.250%, 3/17/25	150,000	153,357
Allstate Corp. (The)
3.150%, 6/15/23	100,000	102,758
American International Group, Inc.
3.375%, 8/15/20	150,000	155,054
3.300%, 3/1/21	55,000	56,596
3.900%, 4/1/26	200,000	207,655
Aon Corp.
5.000%, 9/30/20	50,000	53,829
Berkshire Hathaway Finance Corp.
4.250%, 1/15/21	100,000	107,093
Brighthouse Financial, Inc.
3.700%, 6/22/27§	100,000	98,144
Chubb INA Holdings, Inc.
3.350%, 5/15/24	250,000	257,865
CNA Financial Corp.
5.875%, 8/15/20	100,000	109,230
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20	150,000	161,978
Lincoln National Corp.
4.850%, 6/24/21	50,000	53,931
Loews Corp.
3.750%, 4/1/26	150,000	155,567
Marsh & McLennan Cos., Inc.
4.800%, 7/15/21	150,000	163,127
MetLife, Inc.
4.750%, 2/8/21	100,000	108,232
3.600%, 4/10/24	250,000	261,063
Progressive Corp. (The)
3.750%, 8/23/21	50,000	52,481
Prudential Financial, Inc.
7.375%, 6/15/19	200,000	217,996
(USD 3 Month LIBOR + 4.18%), 5.875%, 9/15/42(k)	150,000	165,750
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	108,354

		2,750,060

Thrifts & Mortgage Finance (0.0%)
BPCE SA
2.500%, 7/15/19	250,000	252,900

Total Financials		69,724,372

Health Care (4.6%)
Biotechnology (0.2%)
AbbVie, Inc.
2.000%, 11/6/18	150,000	150,472
2.900%, 11/6/22	200,000	202,595
3.600%, 5/14/25	185,000	191,513
Amgen, Inc.
3.450%, 10/1/20	150,000	155,421
2.700%, 5/1/22	110,000	110,503
3.625%, 5/22/24	250,000	260,690
Biogen, Inc.
4.050%, 9/15/25	40,000	42,687
Celgene Corp.
3.950%, 10/15/20	100,000	105,390
3.875%, 8/15/25	250,000	263,647
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	108,136
3.250%, 9/1/22	40,000	41,343
2.500%, 9/1/23	250,000	248,208
3.700%, 4/1/24	100,000	105,853

		1,986,458

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories
2.550%, 3/15/22	175,000	174,960
3.750%, 11/30/26	250,000	256,220
Becton Dickinson and Co.
2.675%, 12/15/19	250,000	252,757
3.734%, 12/15/24	25,000	25,607
3.700%, 6/6/27	150,000	151,290
Boston Scientific Corp.
2.650%, 10/1/18	100,000	100,832
3.850%, 5/15/25	150,000	155,567
Koninklijke Philips NV
3.750%, 3/15/22	100,000	105,421
Mallinckrodt International Finance SA
5.750%, 8/1/22(x)§	5,000,000	4,887,500
5.625%, 10/15/23(x)§	600,000	560,280
5.500%, 4/15/25(x)§	1,000,000	900,000
Medtronic, Inc.
4.125%, 3/15/21	100,000	106,500
3.150%, 3/15/22	80,000	82,803
3.500%, 3/15/25	150,000	156,257
Stryker Corp.
3.375%, 5/15/24	150,000	154,395
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	200,000	203,167

		8,273,556

Health Care Providers & Services (2.8%)
Aetna, Inc.
2.750%, 11/15/22	150,000	151,216
3.500%, 11/15/24	150,000	155,800
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	153,909
Anthem, Inc.
2.250%, 8/15/19	225,000	226,134
3.125%, 5/15/22	150,000	153,078

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
CHS/Community Health Systems, Inc.
8.000%, 11/15/19(x)	$5,800,000	$5,655,000
7.125%, 7/15/20(x)	2,500,000	2,256,250
6.875%, 2/1/22(x)	7,800,000	6,123,000
6.250%, 3/31/23	4,000,000	3,950,000
Cigna Corp.
4.500%, 3/15/21	150,000	160,159
DaVita, Inc.
5.125%, 7/15/24	1,100,000	1,101,430
Express Scripts Holding Co.
4.750%, 11/15/21	150,000	162,121
3.400%, 3/1/27(x)	250,000	245,797
HCA, Inc.
7.500%, 2/15/22	3,200,000	3,666,880
5.875%, 5/1/23	1,500,000	1,629,450
Laboratory Corp. of America Holdings
2.500%, 11/1/18	150,000	150,641
3.200%, 2/1/22	75,000	76,443
McKesson Corp.
3.796%, 3/15/24	100,000	104,808
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	105,174
Tenet Healthcare Corp.
8.125%, 4/1/22	5,000,000	5,087,500
6.750%, 6/15/23(x)	5,000,000	4,800,000
UnitedHealth Group, Inc.
2.875%, 12/15/21	65,000	66,504
3.750%, 7/15/25	150,000	159,273

		36,340,567

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	103,980
Life Technologies Corp.
5.000%, 1/15/21	100,000	106,961
Thermo Fisher Scientific, Inc.
2.400%, 2/1/19	250,000	251,622
3.600%, 8/15/21	50,000	52,185
3.300%, 2/15/22	100,000	103,332

		618,080

Pharmaceuticals (0.9%)
Actavis, Inc.
3.250%, 10/1/22	150,000	153,733
Allergan Funding SCS
3.450%, 3/15/22	250,000	259,401
3.800%, 3/15/25	150,000	155,638
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	98,728
Endo Dac
6.000%, 2/1/25§	2,000,000	1,620,000
Endo Finance LLC
5.750%, 1/15/22§	1,000,000	880,000
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	100,000	101,587
Horizon Pharma, Inc.
6.625%, 5/1/23(x)	1,000,000	970,000
Johnson & Johnson
2.450%, 12/5/21	150,000	152,029
2.050%, 3/1/23	35,000	34,575
3.375%, 12/5/23	100,000	106,560
Merck & Co., Inc.
1.850%, 2/10/20	250,000	250,364
2.350%, 2/10/22	45,000	45,197
2.400%, 9/15/22	150,000	151,092
Mylan NV
3.950%, 6/15/26(x)	100,000	101,693
Novartis Capital Corp.
3.400%, 5/6/24	100,000	104,632
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	261,374
Pfizer, Inc.
2.100%, 5/15/19	250,000	251,767
3.400%, 5/15/24	100,000	105,163
Sanofi
4.000%, 3/29/21	75,000	79,592
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	365,000	359,809
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	79,000	76,974
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23(x)	250,000	239,430
Valeant Pharmaceuticals International, Inc.
6.500%, 3/15/22§	600,000	634,500
5.875%, 5/15/23§	2,100,000	1,855,980
7.000%, 3/15/24§	900,000	959,940
6.125%, 4/15/25§	1,600,000	1,402,080
Zoetis, Inc.
3.250%, 2/1/23	150,000	155,075

		11,566,913

Total Health Care		58,785,574

Industrials (1.1%)
Aerospace & Defense (0.2%)
Embraer Netherlands Finance BV
5.400%, 2/1/27	150,000	162,450
General Dynamics Corp.
3.875%, 7/15/21	100,000	106,240
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	157,006
3.550%, 1/15/26	150,000	154,850
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	104,080
Precision Castparts Corp.
2.500%, 1/15/23	75,000	75,104
Textron, Inc.
4.300%, 3/1/24	100,000	106,380
TransDigm, Inc.
6.000%, 7/15/22	700,000	727,125
6.500%, 7/15/24	800,000	826,000
United Technologies Corp.
3.100%, 6/1/22	50,000	51,290
2.800%, 5/4/24	250,000	249,785

		2,720,310

Air Freight & Logistics (0.4%)
FedEx Corp.
2.300%, 2/1/20	85,000	85,565
2.625%, 8/1/22	50,000	50,637
United Parcel Service, Inc.
3.125%, 1/15/21	200,000	207,243
XPO Logistics, Inc.
6.500%, 6/15/22(x)§	5,000,000	5,262,500

		5,605,945

Commercial Services & Supplies (0.0%)
Pitney Bowes, Inc.
4.625%, 3/15/24(x)	100,000	96,750

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Republic Services, Inc.
5.250%, 11/15/21	$100,000	$110,364

		207,114

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	152,993

Electrical Equipment (0.0%)
Eaton Corp.
2.750%, 11/2/22	150,000	150,475
Emerson Electric Co.
2.625%, 2/15/23	150,000	151,000

		301,475

Industrial Conglomerates (0.1%)
General Electric Co.
4.625%, 1/7/21	101,000	109,285
3.150%, 9/7/22	100,000	104,007
2.700%, 10/9/22	250,000	256,403
3.100%, 1/9/23	150,000	156,842
Ingersoll-Rand Luxembourg Finance SA
2.625%, 5/1/20	250,000	251,918
Roper Technologies, Inc.
3.125%, 11/15/22	100,000	101,105

		979,560

Machinery (0.1%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	100,629
Deere & Co.
4.375%, 10/16/19	150,000	157,796
2.600%, 6/8/22	100,000	101,236
Flowserve Corp.
4.000%, 11/15/23	100,000	103,065
Illinois Tool Works, Inc.
3.500%, 3/1/24	150,000	157,285
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	101,579

		721,590

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
3.750%, 4/1/24	25,000	26,646
3.400%, 9/1/24	250,000	259,673
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	42,611
Ryder System, Inc.
2.500%, 5/11/20	65,000	65,501
Union Pacific Corp.
3.250%, 8/15/25	150,000	153,830

		548,261

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.875%, 4/1/21(x)	150,000	156,895
United Rentals North America, Inc.
5.750%, 11/15/24	2,425,000	2,576,563

		2,733,458

Total Industrials		13,970,706

Information Technology (1.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.450%, 1/15/20	250,000	264,905
3.625%, 3/4/24	150,000	158,674
Harris Corp.
2.700%, 4/27/20	150,000	151,276
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	53,150
Motorola Solutions, Inc.
3.500%, 9/1/21	250,000	257,065

		885,070

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
2.550%, 1/30/19	100,000	100,544

Internet Software & Services (0.0%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	250,000	251,899
3.600%, 11/28/24(x)	200,000	207,425
eBay, Inc.
2.200%, 8/1/19	150,000	150,576
3.250%, 10/15/20	50,000	51,509
2.600%, 7/15/22	100,000	99,570

		760,979

IT Services (0.6%)
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	55,000	54,501
DXC Technology Co.
4.450%, 9/18/22	100,000	105,332
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	103,008
5.000%, 10/15/25	200,000	222,832
First Data Corp.
7.000%, 12/1/23§	5,400,000	5,766,120
Fiserv, Inc.
4.750%, 6/15/21	100,000	107,549
International Business Machines Corp.
1.950%, 2/12/19(x)	200,000	200,982
3.375%, 8/1/23	150,000	155,709
3.450%, 2/19/26(x)	150,000	155,031
Mastercard, Inc.
3.375%, 4/1/24	50,000	52,238
Visa, Inc.
2.200%, 12/14/20	350,000	353,459
2.800%, 12/14/22	115,000	117,724

		7,394,485

Semiconductors & Semiconductor Equipment (0.1%)
Applied Materials, Inc.
4.300%, 6/15/21	100,000	107,586
Broadcom Corp.
3.875%, 1/15/27§	350,000	360,553
Intel Corp.
3.300%, 10/1/21	100,000	104,529
2.700%, 12/15/22	150,000	152,843
KLA-Tencor Corp.
4.125%, 11/1/21	135,000	142,786
Lam Research Corp.
3.800%, 3/15/25	60,000	61,794
QUALCOMM, Inc.
2.600%, 1/30/23	250,000	250,283
3.450%, 5/20/25	150,000	154,511
Texas Instruments, Inc.
1.750%, 5/1/20	150,000	149,230

		1,484,115

Software (0.4%)
Adobe Systems, Inc.
3.250%, 2/1/25	200,000	204,347
BMC Software Finance, Inc.
8.125%, 7/15/21§	2,500,000	2,565,625

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Microsoft Corp.
4.000%, 2/8/21	$150,000	$159,482
2.375%, 2/12/22	145,000	146,137
2.650%, 11/3/22	110,000	111,836
2.000%, 8/8/23	135,000	131,902
2.400%, 8/8/26	250,000	242,049
3.300%, 2/6/27	250,000	258,788
Oracle Corp.
2.250%, 10/8/19	250,000	252,957
2.500%, 5/15/22	150,000	151,473
2.500%, 10/15/22	200,000	201,351
2.400%, 9/15/23	150,000	148,852
2.650%, 7/15/26	250,000	244,517

		4,819,316

Technology Hardware, Storage & Peripherals (0.6%)
Apple, Inc.
2.250%, 2/23/21	500,000	503,794
2.150%, 2/9/22	150,000	149,666
2.850%, 2/23/23	110,000	112,522
3.450%, 5/6/24	250,000	262,177
3.200%, 5/13/25	115,000	117,951
3.350%, 2/9/27	250,000	257,515
Dell International LLC
4.420%, 6/15/21§	800,000	839,265
5.450%, 6/15/23§	1,800,000	1,970,421
6.020%, 6/15/26§	595,000	660,606
Hewlett Packard Enterprise Co.
4.900%, 10/15/25	150,000	158,732
Seagate HDD Cayman
4.750%, 6/1/23	75,000	75,702
4.875%, 6/1/27	100,000	93,968
Western Digital Corp.
7.375%, 4/1/23§	1,000,000	1,096,250
10.500%, 4/1/24	1,000,000	1,175,000
Xerox Corp.
2.750%, 9/1/20(x)	67,000	66,827
4.500%, 5/15/21	150,000	157,049
4.070%, 3/17/22	6,000	6,136

		7,703,581

Total Information Technology		23,148,090

Materials (1.5%)
Chemicals (0.1%)
Agrium, Inc.
3.150%, 10/1/22	50,000	51,017
3.375%, 3/15/25	150,000	150,986
Albemarle Corp.
4.150%, 12/1/24	200,000	211,012
Dow Chemical Co. (The)
8.550%, 5/15/19	150,000	165,680
3.000%, 11/15/22	150,000	153,192
Eastman Chemical Co.
2.700%, 1/15/20	250,000	253,744
3.600%, 8/15/22	100,000	104,127
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	226,203
Monsanto Co.
2.750%, 7/15/21	60,000	60,687
Sherwin-Williams Co. (The)
3.450%, 6/1/27	250,000	251,886

		1,628,534

Construction Materials (0.1%)
Cemex SAB de CV
7.250%, 1/15/21§	1,000,000	1,051,250

Containers & Packaging (0.8%)
Ardagh Packaging Finance plc
4.625%, 5/15/23§	1,500,000	1,533,300
7.250%, 5/15/24§	2,000,000	2,196,200
BWAY Holding Co.
5.500%, 4/15/24§	2,000,000	2,090,000
7.250%, 4/15/25§	3,700,000	3,805,080
International Paper Co.
4.750%, 2/15/22	124,000	135,479
3.650%, 6/15/24(x)	150,000	155,019

		9,915,078

Metals & Mining (0.5%)
FMG Resources August 2006 Pty. Ltd.
9.750%, 3/1/22§	4,000,000	4,498,000
5.125%, 5/15/24(x)§	2,200,000	2,238,500
Newmont Mining Corp.
3.500%, 3/15/22	100,000	103,431
Vale Overseas Ltd.
4.375%, 1/11/22(x)	150,000	155,390
6.250%, 8/10/26	150,000	169,999

		7,165,320

Total Materials		19,760,182

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)
5.050%, 9/1/20	75,000	80,871
3.500%, 1/31/23	150,000	155,251
3.550%, 7/15/27	150,000	148,360
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	100,000	100,937
Boston Properties LP (REIT)
5.625%, 11/15/20	70,000	76,946
3.850%, 2/1/23	100,000	105,569
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	250,000	264,753
DDR Corp. (REIT)
4.250%, 2/1/26	100,000	100,366
Equinix, Inc. (REIT)
5.375%, 5/15/27	2,000,000	2,165,000
ERP Operating LP (REIT)
4.625%, 12/15/21	150,000	162,748
Essex Portfolio LP (REIT)
3.875%, 5/1/24	250,000	258,995
HCP, Inc. (REIT)
5.375%, 2/1/21	24,000	26,200
3.875%, 8/15/24	150,000	154,203
Hospitality Properties Trust (REIT)
5.250%, 2/15/26	100,000	107,359
Kimco Realty Corp. (REIT)
2.800%, 10/1/26	150,000	140,974
Liberty Property LP (REIT)
4.125%, 6/15/22	100,000	104,704
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	250,000	255,839
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	150,000	154,705
Prologis LP (REIT)
3.350%, 2/1/21	100,000	103,644
Realty Income Corp. (REIT)
3.250%, 10/15/22	150,000	153,222

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Senior Housing Properties Trust (REIT)
3.250%, 5/1/19	$150,000	$151,859
Simon Property Group LP (REIT)
3.500%, 9/1/25	150,000	152,684
Ventas Realty LP (REIT)
4.750%, 6/1/21	100,000	107,371
4.250%, 3/1/22	100,000	105,940
Welltower, Inc. (REIT)
4.000%, 6/1/25	150,000	155,963
WP Carey, Inc. (REIT)
4.250%, 10/1/26	100,000	102,046

Total Real Estate		5,596,509

Telecommunication Services (1.8%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.000%, 2/15/22	100,000	100,958
3.200%, 3/1/22	500,000	508,839
3.800%, 3/15/22	100,000	104,264
3.000%, 6/30/22	75,000	75,758
4.450%, 4/1/24	150,000	159,551
3.950%, 1/15/25	100,000	102,571
3.400%, 5/15/25	250,000	246,804
3.900%, 8/14/27	200,000	200,098
CCO Holdings LLC
5.125%, 2/15/23	1,000,000	1,030,000
5.750%, 1/15/24	1,000,000	1,037,500
5.000%, 2/1/28§	500,000	498,900
Qwest Corp.
6.750%, 12/1/21	100,000	109,313
Telefonica Emisiones SAU
4.570%, 4/27/23	150,000	163,583
Verizon Communications, Inc.
3.000%, 11/1/21	250,000	255,353
2.946%, 3/15/22	255,000	259,194
2.450%, 11/1/22	200,000	198,003
3.376%, 2/15/25§	249,000	249,737
4.125%, 3/16/27	250,000	260,546
Virgin Media Secured Finance plc
5.500%, 1/15/25§	2,000,000	2,102,500
Wind Acquisition Finance SA
7.375%, 4/23/21§	1,000,000	1,038,000

		8,701,472

Wireless Telecommunication Services (1.1%)
America Movil SAB de CV
5.000%, 3/30/20	200,000	214,400
Sprint Communications, Inc.
9.000%, 11/15/18§	3,400,000	3,650,920
7.000%, 8/15/20	1,000,000	1,092,600
11.500%, 11/15/21	2,500,000	3,177,750
Sprint Corp.
7.875%, 9/15/23	4,700,000	5,452,000
Vodafone Group plc
5.450%, 6/10/19	200,000	211,308
2.950%, 2/19/23	150,000	152,184

		13,951,162

Total Telecommunication Services		22,652,634

Utilities (2.0%)
Electric Utilities (0.3%)
Arizona Public Service Co.
3.150%, 5/15/25	150,000	151,586
Commonwealth Edison Co.
3.400%, 9/1/21	100,000	103,824
2.550%, 6/15/26	150,000	145,177
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	150,000	150,141
DTE Electric Co.
3.450%, 10/1/20	100,000	103,786
Duke Energy Carolinas LLC
Series C
7.000%, 11/15/18	26,000	27,483
Duke Energy Corp.
5.050%, 9/15/19	165,000	174,463
3.150%, 8/15/27	200,000	198,250
Duke Energy Indiana LLC
3.750%, 7/15/20	100,000	104,640
Entergy Corp.
5.125%, 9/15/20	50,000	53,774
Entergy Louisiana LLC
2.400%, 10/1/26	150,000	142,402
LG&E & KU Energy LLC
3.750%, 11/15/20	100,000	103,987
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19	200,000	202,259
Northern States Power Co.
2.150%, 8/15/22	100,000	99,813
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	103,933
3.750%, 2/15/24	100,000	105,528
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	80,238
3.950%, 3/15/24	100,000	104,963
Progress Energy, Inc.
4.400%, 1/15/21	100,000	105,801
Southern California Edison Co.
3.875%, 6/1/21	50,000	52,795
Southern Co. (The)
2.150%, 9/1/19	150,000	150,201
2.750%, 6/15/20	150,000	152,616
3.250%, 7/1/26	250,000	246,366
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	105,147
Virginia Electric & Power Co.
Series A
3.100%, 5/15/25	200,000	200,927
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	51,210
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	105,494

		3,326,804

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	76,434
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	150,000	152,953
Ferrellgas Partners LP
8.625%, 6/15/20(x)	1,700,000	1,623,500

		1,852,887

Independent Power and Renewable Electricity Producers (1.5%)
Calpine Corp.
5.375%, 1/15/23(x)	3,000,000	2,921,700
5.750%, 1/15/25(x)	6,000,000	5,671,200
Dynegy, Inc.
6.750%, 11/1/19	3,781,000	3,918,250
7.375%, 11/1/22(x)	2,000,000	2,084,400
InterGen NV
7.000%, 6/30/23(x)§	5,000,000	4,887,500

		19,483,050

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
2.000%, 11/15/18	$60,000	$60,124
3.750%, 11/15/23	250,000	263,412
Consumers Energy Co.
2.850%, 5/15/22	50,000	51,106
3.375%, 8/15/23	100,000	104,268
Puget Energy, Inc.
3.650%, 5/15/25	150,000	152,358
San Diego Gas & Electric Co.
Series NNN
3.600%, 9/1/23	150,000	156,490
Sempra Energy
3.550%, 6/15/24	250,000	254,742

		1,042,500

Total Utilities		25,705,241

Total Corporate Bonds		336,912,074

Foreign Government Securities (0.6%)
Export Development Canada
1.625%, 1/17/20	500,000	498,779
Export-Import Bank of Korea
4.000%, 1/14/24	250,000	263,347
FMS Wertmanagement AoeR
1.750%, 1/24/20	250,000	249,819
Japan Bank for International Cooperation
1.750%, 5/29/19	300,000	299,619
2.750%, 1/21/26	250,000	250,249
Province of British Columbia
2.000%, 10/23/22	200,000	199,036
Province of Manitoba
2.125%, 6/22/26	250,000	237,557
Province of Ontario
2.400%, 2/8/22	350,000	355,254
2.450%, 6/29/22(x)	150,000	151,186
Province of Quebec
2.750%, 8/25/21	200,000	204,235
2.625%, 2/13/23	200,000	202,611
2.875%, 10/16/24	100,000	102,533
Republic of Chile
3.125%, 1/21/26(x)	200,000	205,700
Republic of Colombia
7.375%, 3/18/19	250,000	269,688
4.000%, 2/26/24	200,000	208,700
Republic of Hungary
6.375%, 3/29/21	500,000	563,750
Republic of Italy
6.875%, 9/27/23	100,000	119,440
Republic of Panama
4.000%, 9/22/24	200,000	213,500
Republic of Peru
7.125%, 3/30/19(x)	260,000	281,450
Republic of Philippines
6.500%, 1/20/20	250,000	275,878
10.625%, 3/16/25	150,000	229,293
Republic of Poland
6.375%, 7/15/19	150,000	162,000
5.000%, 3/23/22	150,000	165,750
4.000%, 1/22/24	100,000	107,625
Republic of Uruguay
4.500%, 8/14/24(x)	250,000	274,063
Svensk Exportkredit AB
1.750%, 5/18/20	500,000	498,261
United Mexican States
5.125%, 1/15/20	300,000	322,500
4.000%, 10/2/23	250,000	264,250
4.125%, 1/21/26	250,000	263,375

Total Foreign Government Securities		7,439,448

Loan Participations (2.0%)
Consumer Discretionary (0.7%)
Automobiles (0.1%)
Navistar, Inc.
(USD 1 Month LIBOR + 4.00%), 5.240%, 8/7/20(k)	746,825	751,805

Household Durables (0.1%)
Securus, Inc.
9.000%, 6/20/25	700,000	703,500

Media (0.2%)
iHeartCommunications, Inc.
8.083%, 1/30/19	2,539,722	1,950,506
8.833%, 7/30/19	816,818	625,206

		2,575,712

Multiline Retail (0.3%)
Belk, Inc.
6.054%, 12/12/22	4,849,402	4,059,861

Total Consumer Discretionary		8,090,878

Consumer Staples (0.1%)
Food & Staples Retailing (0.1%)
BJ’s Wholesale Club, Inc.
4.988%, 2/3/24	800,000	765,251
8.740%, 1/27/25	700,000	667,333

		1,432,584

Total Consumer Staples		1,432,584

Financials (0.3%)
Diversified Financial Services (0.3%)
First Eagle Holdings, Inc.
4.833%, 12/1/22	3,990,000	4,021,920

Total Financials		4,021,920

Health Care (0.3%)
Health Care Providers & Services (0.0%)
Community Health Systems, Inc.
(USD 3 Month LIBOR + 3.00%), 4.317%, 1/27/21(k)	400,000	397,667

Pharmaceuticals (0.3%)
Vizient, Inc.
4.735%, 2/13/23	3,440,980	3,476,825

Total Health Care		3,874,492

Industrials (0.1%)
Electrical Equipment (0.1%)
Cortes NP Acquisition Corp.
5.235%, 11/30/23	1,161,207	1,168,464

Total Industrials		1,168,464

Information Technology (0.3%)
Internet Software & Services (0.1%)
Internet Brands, Inc.
4.820%, 7/8/21	1,000,000	993,571
8.820%, 8/16/25	1,000,000	990,830

		1,984,401

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Software (0.2%)
Misys Ltd.
4.817%, 6/13/24	$2,000,000	$2,007,610

Total Information Technology		3,992,011

Utilities (0.2%)
Independent Power and Renewable Electricity Producers (0.2%)
Talen Energy Supply LLC
5.235%, 7/15/23	995,000	971,783
5.235%, 4/15/24	1,994,000	1,947,889

		2,919,672

Total Utilities		2,919,672

Total Loan Participations		25,500,021

Municipal Bonds (0.0%)
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM (Zero Coupon), 2/15/20	50,000	47,022
State of Illinois, General Obligation Bonds, Series 2011
5.877%, 3/1/19	100,000	104,546

Total Municipal Bonds		151,568

Supranational (0.6%)
Asian Development Bank
1.875%, 4/12/19	250,000	250,967
1.625%, 3/16/21	500,000	495,369
2.375%, 8/10/27	150,000	147,997
Council of Europe Development Bank
1.625%, 3/10/20	500,000	498,495
European Bank for Reconstruction & Development
1.625%, 11/15/18	150,000	150,021
European Investment Bank
1.625%, 12/18/18	150,000	150,407
1.750%, 6/17/19	500,000	500,853
1.625%, 3/16/20	500,000	498,241
4.000%, 2/16/21	200,000	213,561
2.125%, 4/13/26(x)	500,000	491,685
Inter-American Development Bank
1.250%, 10/15/19	250,000	247,795
1.750%, 10/15/19	500,000	500,574
3.875%, 2/14/20	150,000	157,384
3.000%, 10/4/23	250,000	259,827
2.375%, 7/7/27	150,000	149,318
International Bank for Reconstruction & Development
1.875%, 3/15/19	250,000	251,039
0.875%, 8/15/19	750,000	740,505
1.625%, 3/9/21	250,000	247,977
2.250%, 6/24/21	500,000	505,677
2.000%, 1/26/22	500,000	499,304
2.125%, 2/13/23	200,000	199,432
International Finance Corp.
1.750%, 9/16/19	250,000	250,205

Total Supranational		7,406,633

U.S. Government Agency Securities (0.6%)
FHLB
1.125%, 6/21/19	2,000,000	1,987,167
5.375%, 8/15/24	300,000	359,862
FHLMC
1.125%, 8/12/21	758,000	738,269
2.375%, 1/13/22	1,850,000	1,884,501
FNMA
1.750%, 9/12/19	2,000,000	2,006,821
2.125%, 4/24/26	350,000	341,581

Total U.S. Government Agency Securities		7,318,201

U.S. Treasury Obligations (12.7%)
U.S. Treasury Bonds
8.125%, 8/15/19	1,704,000	1,912,773
8.500%, 2/15/20	592,000	688,593
7.625%, 2/15/25	2,000,000	2,747,422
6.000%, 2/15/26	500,000	643,887
6.500%, 11/15/26	1,300,000	1,753,324
6.375%, 8/15/27	1,000,000	1,360,625

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
0.875%, 10/15/18	$1,700,000	$1,691,234
1.250%, 11/30/18	1,600,000	1,597,375
1.375%, 11/30/18	200,000	199,938
1.250%, 12/15/18	100,000	99,822
1.250%, 12/31/18	5,000,000	4,991,308
1.375%, 12/31/18	2,500,000	2,498,926
1.500%, 12/31/18	2,290,000	2,292,460
1.250%, 1/31/19	650,000	648,578
1.375%, 2/28/19	500,000	499,687
1.500%, 2/28/19	1,500,000	1,501,436
1.625%, 3/31/19	1,000,000	1,002,949
1.250%, 4/30/19	3,700,000	3,689,666
1.625%, 4/30/19	800,000	802,375
3.125%, 5/15/19	900,000	924,240
1.125%, 5/31/19	1,000,000	994,883
1.500%, 5/31/19	2,500,000	2,502,441
1.250%, 6/30/19	1,290,000	1,285,540
1.625%, 6/30/19	500,000	501,436
0.875%, 7/31/19	500,000	494,795
1.625%, 7/31/19	1,000,000	1,002,871
1.000%, 8/31/19	2,500,000	2,478,174
1.625%, 8/31/19	700,000	701,996
1.250%, 10/31/19	200,000	199,008
1.000%, 11/15/19	1,750,000	1,731,748
3.375%, 11/15/19	1,065,000	1,106,726
1.000%, 11/30/19	1,100,000	1,088,312
1.500%, 11/30/19	3,000,000	2,999,297
1.125%, 12/31/19	1,500,000	1,486,992
1.625%, 12/31/19	1,000,000	1,002,266
3.625%, 2/15/20	995,000	1,043,273
1.375%, 2/29/20	800,000	796,656
1.125%, 3/31/20	2,200,000	2,176,625
1.375%, 3/31/20	1,500,000	1,492,969
1.500%, 4/15/20	1,000,000	998,320
1.375%, 4/30/20	800,000	796,000
3.500%, 5/15/20	3,450,000	3,621,287
1.375%, 5/31/20	450,000	447,592
1.625%, 6/30/20	400,000	400,312
2.000%, 7/31/20	500,000	505,430
2.625%, 8/15/20	1,825,000	1,876,756
1.375%, 8/31/20	1,100,000	1,092,438
1.375%, 9/30/20	1,500,000	1,488,750
2.000%, 9/30/20	1,100,000	1,111,688
1.375%, 10/31/20	1,700,000	1,685,922
1.625%, 11/30/20	1,800,000	1,797,398
1.750%, 12/31/20	3,500,000	3,506,563
3.625%, 2/15/21	850,000	903,889
2.000%, 2/28/21	2,000,000	2,019,375
3.125%, 5/15/21	6,500,000	6,815,606
1.375%, 5/31/21	2,000,000	1,972,656
1.125%, 6/30/21	1,300,000	1,269,937
2.125%, 6/30/21	800,000	810,438
2.250%, 7/31/21	2,480,400	2,523,032
2.125%, 8/15/21	1,550,000	1,569,678
1.125%, 9/30/21	1,500,000	1,460,508
2.125%, 9/30/21	1,000,000	1,012,109
1.250%, 10/31/21	700,000	684,359
2.000%, 11/15/21	3,000,000	3,022,266
1.750%, 11/30/21	4,000,000	3,986,406
1.875%, 11/30/21	2,000,000	2,004,219
2.000%, 12/31/21	1,000,000	1,006,172
2.125%, 12/31/21	750,000	758,437
1.500%, 1/31/22	600,000	591,000
1.750%, 2/28/22	400,000	398,031
1.875%, 2/28/22	2,200,000	2,200,688
1.750%, 3/31/22	2,500,000	2,485,742
1.875%, 3/31/22	500,000	499,805
1.750%, 4/30/22	1,000,000	993,789
1.875%, 4/30/22	1,300,000	1,298,781
1.750%, 5/15/22	1,000,000	994,375
1.750%, 5/31/22	700,000	695,379
1.750%, 6/30/22	1,300,000	1,290,504
2.125%, 6/30/22	2,800,000	2,826,687
1.875%, 7/31/22	400,000	399,125
2.000%, 7/31/22	1,100,000	1,104,168
1.625%, 8/31/22	1,800,000	1,774,972
1.875%, 8/31/22	1,000,000	997,344
1.750%, 9/30/22	1,500,000	1,485,996
2.000%, 11/30/22	1,000,000	1,001,836
1.750%, 1/31/23	200,000	197,570
1.500%, 3/31/23	700,000	681,434
1.750%, 5/15/23	2,000,000	1,970,625
1.625%, 5/31/23	1,000,000	978,477
2.500%, 8/15/23	500,000	512,813
1.375%, 8/31/23	500,000	481,113
1.375%, 9/30/23	1,000,000	961,367
2.750%, 11/15/23	650,000	675,594
2.125%, 11/30/23	500,000	501,504
2.750%, 2/15/24	1,200,000	1,246,219
2.500%, 5/15/24	2,000,000	2,045,703
2.000%, 6/30/24	300,000	297,293
2.375%, 8/15/24	2,500,000	2,534,961
2.250%, 11/15/24	1,800,000	1,808,859
2.000%, 2/15/25	3,790,000	3,738,332
2.000%, 8/15/25	3,500,000	3,439,844
2.250%, 11/15/25	1,800,000	1,800,000
1.625%, 2/15/26	3,800,000	3,612,524
1.625%, 5/15/26	1,400,000	1,327,922
1.500%, 8/15/26	2,450,000	2,294,195
2.000%, 11/15/26	200,000	194,898
2.250%, 2/15/27	1,300,000	1,292,230
2.375%, 5/15/27	2,700,000	2,711,391
2.250%, 8/15/27	400,000	397,313

Total U.S. Treasury Obligations		164,520,572

Total Long-Term Debt Securities (43.4%) (Cost $545,298,298)		560,163,881

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Capital Markets (0.0%)
Morgan Stanley,
Series I
(USD 3 Month LIBOR + 3.71%), 6.375%(k)	16,804	476,225

Total Financials		476,225

Industrials (0.1%)
Air Freight & Logistics (0.1%)
CEVA Holdings LLC,
Series A-2
0.000%(r)*†	1,408	538,549

Total Industrials		538,549

Total Preferred Stocks (0.1%) (Cost $2,378,319)		1,014,774

CONVERTIBLE PREFERRED STOCKS:

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (0.2%)
Banks (0.2%)
Wells Fargo & Co.,
Series L
7.500%	2,500	$3,287,500

Total Financials		3,287,500

Health Care (0.2%)
Pharmaceuticals (0.2%)
Allergan plc,
Series A
5.500%(x)	2,000	1,475,640
Teva Pharmaceutical Industries Ltd.,
7.000%	2,000	689,280

Total Health Care		2,164,920

Industrials (0.0%)
Air Freight & Logistics (0.0%)
CEVA Holdings LLC,
Series A-1
0.000%(r)*†	31	16,337

Total Industrials		16,337

Utilities (0.3%)
Electric Utilities (0.3%)
NextEra Energy, Inc.,
6.371%(x)	50,000	3,315,500

Total Utilities		3,315,500

Total Convertible Preferred Stocks (0.7%) (Cost $7,687,784)		8,784,257

COMMON STOCKS:
Consumer Discretionary (3.8%)
Auto Components (0.0%)
BorgWarner, Inc.	1,903	97,490
Delphi Automotive plc	2,555	251,412
Goodyear Tire & Rubber Co. (The)	2,403	79,900

		428,802

Automobiles (1.4%)
Daimler AG (Registered)	50,000	3,987,139
Ford Motor Co.	634,334	7,592,978
General Motors Co.	175,929	7,104,013
Harley-Davidson, Inc.(x)	1,542	74,340

		18,758,470

Distributors (0.0%)
Genuine Parts Co.	1,405	134,388
LKQ Corp.*	2,941	105,847

		240,235

Diversified Consumer Services (0.0%)
H&R Block, Inc.	1,971	52,192

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	3,889	251,113
Chipotle Mexican Grill, Inc.(x)*	239	73,571
Darden Restaurants, Inc.	1,187	93,512
Hilton Worldwide Holdings, Inc.	1,955	135,775
Marriott International, Inc., Class A	2,964	326,811
McDonald’s Corp.	7,720	1,209,569
MGM Resorts International	4,939	160,962
Royal Caribbean Cruises Ltd.	1,652	195,828
Starbucks Corp.	13,699	735,773
Wyndham Worldwide Corp.	995	104,883
Wynn Resorts Ltd.	762	113,477
Yum Brands, Inc.	3,285	241,809

		3,643,083

Household Durables (0.1%)
DR Horton, Inc.	3,273	130,691
Garmin Ltd.(x)	1,094	59,043
Leggett & Platt, Inc.	1,264	60,331
Lennar Corp., Class A	1,952	103,065
Mohawk Industries, Inc.*	604	149,496
Newell Brands, Inc.	4,748	202,597
PulteGroup, Inc.	2,639	72,124
Whirlpool Corp.	706	130,215

		907,562

Internet & Direct Marketing Retail (0.4%)
Amazon.com, Inc.*	3,799	3,652,169
Expedia, Inc.	1,160	166,970
Netflix, Inc.*	4,112	745,711
Priceline Group, Inc. (The)*	469	858,655
TripAdvisor, Inc.(x)*	1,039	42,111

		5,465,616

Leisure Products (0.0%)
Hasbro, Inc.	1,073	104,800
Mattel, Inc.(x)	3,261	50,480

		155,280

Media (0.5%)
CBS Corp. (Non-Voting), Class B	3,408	197,664
Charter Communications, Inc., Class A*	1,916	696,313
Comcast Corp., Class A	44,875	1,726,790
Discovery Communications, Inc., Class A(x)*	3,499	72,409
DISH Network Corp., Class A*	2,170	117,679
Interpublic Group of Cos., Inc. (The)	3,775	78,482
News Corp., Class A	5,068	67,676
Omnicom Group, Inc.	2,220	164,436
Scripps Networks Interactive, Inc., Class A	915	78,589
Time Warner, Inc.	7,458	764,072
Twenty-First Century Fox, Inc., Class A	14,204	372,232
Viacom, Inc., Class B	3,360	93,543
Walt Disney Co. (The)	14,700	1,448,979

		5,878,864

Multiline Retail (0.7%)
Dollar General Corp.	2,487	201,571
Dollar Tree, Inc.*	2,258	196,040
Kohl’s Corp.(x)	1,621	73,999
Macy’s, Inc.	2,908	63,452
Nordstrom, Inc.(x)	1,129	53,232
Target Corp.	134,058	7,910,763

		8,499,057

Specialty Retail (0.3%)
Advance Auto Parts, Inc.	705	69,936
AutoZone, Inc.*	269	160,085
Best Buy Co., Inc.	2,531	144,166
CarMax, Inc.*	1,767	133,956
Foot Locker, Inc.	1,253	44,131
Gap, Inc. (The)	1,967	58,085
Home Depot, Inc. (The)	11,230	1,836,779
L Brands, Inc.	2,455	102,153
Lowe’s Cos., Inc.	8,043	642,957
O’Reilly Automotive, Inc.*	837	180,265
Ross Stores, Inc.	3,741	241,556
Signet Jewelers Ltd.(x)	556	37,002
Tiffany & Co.	959	88,017

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
TJX Cos., Inc. (The)	6,055	$446,435
Tractor Supply Co.	1,227	77,657
Ulta Beauty, Inc.*	556	125,689

		4,388,869

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	2,682	108,031
Hanesbrands, Inc.(x)	3,477	85,673
Michael Kors Holdings Ltd.*	1,488	71,201
NIKE, Inc., Class B	12,519	649,110
PVH Corp.	744	93,789
Ralph Lauren Corp.	526	46,440
Under Armour, Inc., Class A(x)*	3,569	56,046
VF Corp.	3,152	200,373

		1,310,663

Total Consumer Discretionary		49,728,693

Consumer Staples (3.4%)
Beverages (2.1%)
Anheuser-Busch InBev SA/NV (ADR)	57,000	6,800,100
Brown-Forman Corp., Class B	1,865	101,270
Coca-Cola Co. (The)	231,049	10,399,516
Constellation Brands, Inc., Class A	1,636	326,300
Dr Pepper Snapple Group, Inc.	1,687	149,249
Molson Coors Brewing Co., Class B	1,763	143,931
Monster Beverage Corp.*	3,957	218,624
PepsiCo, Inc.	86,626	9,652,735

		27,791,725

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	4,184	687,389
CVS Health Corp.	9,644	784,250
Kroger Co. (The)	8,422	168,945
Sysco Corp.	4,582	247,199
Walgreens Boots Alliance, Inc.	8,780	677,992
Wal-Mart Stores, Inc.	13,947	1,089,819

		3,655,594

Food Products (0.2%)
Archer-Daniels-Midland Co.	5,303	225,431
Campbell Soup Co.	1,829	85,634
Conagra Brands, Inc.	4,035	136,141
General Mills, Inc.	5,496	284,473
Hershey Co. (The)	1,336	145,851
Hormel Foods Corp.	2,574	82,728
JM Smucker Co. (The)	1,054	110,596
Kellogg Co.	2,316	144,449
Kraft Heinz Co. (The)	5,693	441,492
McCormick & Co., Inc. (Non- Voting)(x)	1,143	117,318
Mondelez International, Inc., Class A	14,323	582,373
Tyson Foods, Inc., Class A	2,750	193,737

		2,550,223

Household Products (0.3%)
Church & Dwight Co., Inc.	2,378	115,214
Clorox Co. (The)	1,229	162,117
Colgate-Palmolive Co.	8,425	613,761
Kimberly-Clark Corp.	3,385	398,347
Procter & Gamble Co. (The)	24,323	2,212,907

		3,502,346

Personal Products (0.0%)
Coty, Inc., Class A	4,500	74,385
Estee Lauder Cos., Inc. (The), Class A	2,135	230,238

		304,623

Tobacco (0.5%)
Altria Group, Inc.	18,304	1,160,840
Philip Morris International, Inc.	49,816	5,530,074

		6,690,914

Total Consumer Staples		44,495,425

Energy (5.3%)
Energy Equipment & Services (0.7%)
Baker Hughes a GE Co.	84,063	3,078,387
Halliburton Co.	63,281	2,912,824
Helmerich & Payne, Inc.(x)	1,011	52,683
National Oilwell Varco, Inc.	3,631	129,736
Schlumberger Ltd.	13,252	924,460
TechnipFMC plc*	4,183	116,789
Weatherford International plc(x)*	250,000	1,145,000

		8,359,879

Oil, Gas & Consumable Fuels (4.6%)
Anadarko Petroleum Corp.	50,344	2,459,304
Andeavor	1,376	141,934
Apache Corp.	3,626	166,071
BP plc (ADR)	200,000	7,686,000
Cabot Oil & Gas Corp.	4,440	118,770
Chesapeake Energy Corp.(x)*	8,861	38,102
Chevron Corp.	133,070	15,635,725
Cimarex Energy Co.	906	102,985
Concho Resources, Inc.*	1,412	185,989
ConocoPhillips	11,609	581,030
Devon Energy Corp.	5,010	183,917
EOG Resources, Inc.	5,505	532,554
EQT Corp.	1,652	107,777
Exxon Mobil Corp.	58,415	4,788,862
Hess Corp.	2,578	120,882
Kinder Morgan, Inc.	18,322	351,416
Marathon Oil Corp.	8,118	110,080
Marathon Petroleum Corp.	4,829	270,810
Newfield Exploration Co.*	1,898	56,314
Noble Energy, Inc.	4,636	131,477
Occidental Petroleum Corp.	79,294	5,091,468
ONEOK, Inc.	3,621	200,640
Phillips 66	4,094	375,051
Pioneer Natural Resources Co.	1,622	239,310
Range Resources Corp.(x)	2,268	44,385
Royal Dutch Shell plc (ADR), Class A	322,300	19,524,934
Valero Energy Corp.	4,179	321,490
Williams Cos., Inc. (The)	7,885	236,629

		59,803,906

Total Energy		68,163,785

Financials (5.4%)
Banks (3.5%)
Bank of America Corp.	438,527	11,112,274
BB&T Corp.	7,739	363,269
Citigroup, Inc.	25,949	1,887,530
Citizens Financial Group, Inc.	4,658	176,398
Comerica, Inc.	1,687	128,651
Fifth Third Bancorp	6,922	193,678
Huntington Bancshares, Inc.	10,389	145,030
JPMorgan Chase & Co.	125,532	11,989,561
KeyCorp	10,467	196,989
M&T Bank Corp.	1,425	229,482
People’s United Financial, Inc.	3,212	58,266

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
PNC Financial Services Group, Inc. (The)‡	4,566	$615,360
Regions Financial Corp.	11,489	174,977
SunTrust Banks, Inc.	4,612	275,659
US Bancorp	120,227	6,442,965
Wells Fargo & Co.	211,004	11,636,871
Zions Bancorp	1,932	91,152

		45,718,112

Capital Markets (0.5%)
Affiliated Managers Group, Inc.	540	102,508
Ameriprise Financial, Inc.	1,409	209,251
Bank of New York Mellon Corp. (The)	9,803	519,755
BlackRock, Inc.‡	1,182	528,460
CBOE Holdings, Inc.	1,074	115,595
Charles Schwab Corp. (The)	11,373	497,455
CME Group, Inc.	3,240	439,603
E*TRADE Financial Corp.*	2,622	114,345
Franklin Resources, Inc.	3,120	138,871
Goldman Sachs Group, Inc. (The)	3,431	813,799
Intercontinental Exchange, Inc.	5,554	381,560
Invesco Ltd.	3,883	136,060
Moody’s Corp.	1,588	221,066
Morgan Stanley	13,455	648,127
Nasdaq, Inc.	1,087	84,319
Northern Trust Corp.	2,058	189,192
Raymond James Financial, Inc.	1,222	103,051
S&P Global, Inc.	2,459	384,366
State Street Corp.	3,562	340,314
T. Rowe Price Group, Inc.	2,301	208,586

		6,176,283

Consumer Finance (0.1%)
American Express Co.	6,990	632,315
Capital One Financial Corp.	4,607	390,029
Discover Financial Services	3,520	226,970
Navient Corp.	2,473	37,144
Synchrony Financial	7,134	221,511

		1,507,969

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	18,350	3,363,922
Leucadia National Corp.	3,036	76,659

		3,440,581

Insurance (1.0%)
Aflac, Inc.	3,785	308,061
Allstate Corp. (The)	3,409	313,321
American International Group, Inc.	8,606	528,322
Aon plc	2,425	354,293
Arthur J Gallagher & Co.	1,712	105,374
Assurant, Inc.	523	49,957
Brighthouse Financial, Inc.*	938	57,030
Chubb Ltd.	4,412	628,931
Cincinnati Financial Corp.	1,430	109,495
Everest Re Group Ltd.	392	89,529
Hartford Financial Services Group, Inc. (The)	3,506	194,338
Lincoln National Corp.	2,139	157,174
Loews Corp.	2,640	126,350
Marsh & McLennan Cos., Inc.	4,840	405,640
MetLife, Inc.	142,879	7,422,564
Principal Financial Group, Inc.	2,557	164,517
Progressive Corp. (The)	5,540	268,247
Prudential Financial, Inc.	4,032	428,682
Torchmark Corp.	1,039	83,214
Travelers Cos., Inc. (The)	2,614	320,267
Unum Group	2,178	111,361
Willis Towers Watson plc	1,279	197,260
XL Group Ltd.	2,497	98,507

		12,522,434

Total Financials		69,365,379

Health Care (5.7%)
Biotechnology (0.5%)
AbbVie, Inc.	15,252	1,355,293
Alexion Pharmaceuticals, Inc.*	2,142	300,501
Amgen, Inc.	6,959	1,297,506
Biogen, Inc.*	2,015	630,937
Celgene Corp.*	7,448	1,086,067
Gilead Sciences, Inc.	12,465	1,009,914
Incyte Corp.*	1,621	189,235
Regeneron Pharmaceuticals, Inc.*	741	331,316
Vertex Pharmaceuticals, Inc.*	2,416	367,329

		6,568,098

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	16,553	883,268
Align Technology, Inc.*	687	127,967
Baxter International, Inc.	4,776	299,694
Becton Dickinson and Co.	2,169	425,016
Boston Scientific Corp.*	13,067	381,164
Cooper Cos., Inc. (The)	466	110,493
CR Bard, Inc.	691	221,466
Danaher Corp.	5,828	499,926
DENTSPLY SIRONA, Inc.	2,188	130,864
Edwards Lifesciences Corp.*	2,002	218,839
Hologic, Inc.*	2,672	98,036
IDEXX Laboratories, Inc.*	841	130,767
Intuitive Surgical, Inc.*	357	373,379
Medtronic plc	58,414	4,542,857
ResMed, Inc.	1,354	104,204
Stryker Corp.	3,069	435,859
Varian Medical Systems, Inc.*	878	87,853
Zimmer Biomet Holdings, Inc.	1,920	224,813

		9,296,465

Health Care Providers & Services (0.5%)
Aetna, Inc.	3,164	503,108
AmerisourceBergen Corp.	1,510	124,952
Anthem, Inc.	2,495	473,751
Cardinal Health, Inc.	3,013	201,630
Centene Corp.*	1,645	159,187
Cigna Corp.	2,399	448,469
DaVita, Inc.*	1,486	88,253
Envision Healthcare Corp.*	1,228	55,199
Express Scripts Holding Co.*	5,504	348,513
HCA Healthcare, Inc.*	2,730	217,281
Henry Schein, Inc.*	1,514	124,133
Humana, Inc.	1,377	335,478
Laboratory Corp. of America Holdings*	976	147,347
McKesson Corp.	2,012	309,063
Patterson Cos., Inc.(x)	761	29,413
Quest Diagnostics, Inc.	1,306	122,294
UnitedHealth Group, Inc.	9,223	1,806,324
Universal Health Services, Inc., Class B	854	94,743

		5,589,138

Health Care Technology (0.0%)
Cerner Corp.*	3,001	214,031

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	3,075	197,415
Illumina, Inc.*	1,393	277,486

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Mettler-Toledo International, Inc.*	246	$154,035
PerkinElmer, Inc.	1,051	72,487
Quintiles IMS Holdings, Inc.*	1,444	137,281
Thermo Fisher Scientific, Inc.	3,813	721,420
Waters Corp.*	764	137,153

		1,697,277

Pharmaceuticals (3.9%)
Allergan plc	3,177	651,126
AstraZeneca plc	79,600	5,285,201
Bristol-Myers Squibb Co.	15,616	995,364
Eli Lilly & Co.	74,187	6,345,956
Johnson & Johnson	25,595	3,327,606
Merck & Co., Inc.	88,090	5,640,403
Mylan NV*	71,814	2,252,805
Perrigo Co. plc	1,265	107,082
Pfizer, Inc.	381,754	13,628,618
Roche Holding AG	15,000	3,829,194
Sanofi (ADR)	163,500	8,140,665
Zoetis, Inc.	4,682	298,524

		50,502,544

Total Health Care		73,867,553

Industrials (4.7%)
Aerospace & Defense (1.0%)
Arconic, Inc.	3,701	92,081
Boeing Co. (The)	5,301	1,347,567
General Dynamics Corp.	2,656	546,020
L3 Technologies, Inc.	743	140,003
Lockheed Martin Corp.	2,396	743,455
Northrop Grumman Corp.	1,666	479,342
Raytheon Co.	2,743	511,789
Rockwell Collins, Inc.	1,549	202,470
Textron, Inc.	2,554	137,609
TransDigm Group, Inc.	467	119,389
United Technologies Corp.	77,051	8,944,080

		13,263,805

Air Freight & Logistics (0.2%)
CEVA Holdings LLC(r)*†	1,065	407,309
CH Robinson Worldwide, Inc.(x)	1,344	102,278
Expeditors International of Washington, Inc.	1,718	102,840
FedEx Corp.	2,346	529,211
United Parcel Service, Inc., Class B	6,570	788,991

		1,930,629

Airlines (0.1%)
Alaska Air Group, Inc.	1,179	89,923
American Airlines Group, Inc.	4,129	196,086
Delta Air Lines, Inc.	6,354	306,390
Southwest Airlines Co.	5,247	293,727
United Continental Holdings, Inc.*	2,465	150,069

		1,036,195

Building Products (0.1%)
Allegion plc	908	78,515
AO Smith Corp.	1,405	83,499
Fortune Brands Home & Security, Inc.	1,473	99,030
Johnson Controls International plc	8,799	354,512
Masco Corp.	3,062	119,448

		735,004

Commercial Services & Supplies (0.5%)
Cintas Corp.	824	118,887
Republic Services, Inc.	82,206	5,430,529
Stericycle, Inc.*	857	61,378
Waste Management, Inc.	3,808	298,052

		5,908,846

Construction & Engineering (0.0%)
Fluor Corp.	1,307	55,025
Jacobs Engineering Group, Inc.	1,121	65,321
Quanta Services, Inc.*	1,509	56,391

		176,737

Electrical Equipment (0.1%)
Acuity Brands, Inc.	387	66,285
AMETEK, Inc.	2,195	144,958
Eaton Corp. plc	4,184	321,289
Emerson Electric Co.	6,045	379,868
Rockwell Automation, Inc.	1,228	218,842

		1,131,242

Industrial Conglomerates (1.2%)
3M Co.	5,670	1,190,133
General Electric Co.	553,484	13,383,243
Honeywell International, Inc.	7,272	1,030,733
Roper Technologies, Inc.	974	237,072

		15,841,181

Machinery (1.0%)
Caterpillar, Inc.	5,620	700,870
Cummins, Inc.	11,510	1,934,025
Deere & Co.	63,051	7,918,575
Dover Corp.	1,484	135,623
Flowserve Corp.	1,166	49,660
Fortive Corp.	2,965	209,892
Illinois Tool Works, Inc.	2,964	438,554
Ingersoll-Rand plc	2,372	211,511
PACCAR, Inc.	3,349	242,267
Parker-Hannifin Corp.	1,270	222,275
Pentair plc	1,599	108,668
Snap-on, Inc.	553	82,403
Stanley Black & Decker, Inc.	1,458	220,114
Xylem, Inc.	1,713	107,285

		12,581,722

Professional Services (0.0%)
Equifax, Inc.	1,147	121,571
IHS Markit Ltd.*	3,461	152,561
Nielsen Holdings plc	3,205	132,847
Robert Half International, Inc.	1,215	61,163
Verisk Analytics, Inc.*	1,468	122,123

		590,265

Road & Rail (0.5%)
CSX Corp.	8,683	471,140
JB Hunt Transport Services, Inc.	818	90,864
Kansas City Southern	1,012	109,984
Norfolk Southern Corp.	2,764	365,511
Union Pacific Corp.	47,623	5,522,839

		6,560,338

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,757	125,664
United Rentals, Inc.*	806	111,824
WW Grainger, Inc.(x)	512	92,032

		329,520

Total Industrials		60,085,484

Information Technology (5.4%)
Communications Equipment (0.2%)
Cisco Systems, Inc.	47,696	1,604,016
F5 Networks, Inc.*	617	74,386
Harris Corp.	1,113	146,560
Juniper Networks, Inc.	3,648	101,524

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Motorola Solutions, Inc.	1,560	$132,397

		2,058,883

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,916	246,810
Corning, Inc.	8,572	256,474
FLIR Systems, Inc.	1,275	49,611
TE Connectivity Ltd.	3,387	281,324

		834,219

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	1,652	80,485
Alphabet, Inc., Class C*	5,722	5,529,608
eBay, Inc.*	9,446	363,293
Facebook, Inc., Class A*	22,601	3,861,833
VeriSign, Inc.(x)*	785	83,516

		9,918,735

IT Services (0.6%)
Accenture plc, Class A	5,870	792,861
Alliance Data Systems Corp.	461	102,135
Automatic Data Processing, Inc.	4,211	460,347
Cognizant Technology Solutions Corp., Class A	5,619	407,602
CSRA, Inc.	1,578	50,922
DXC Technology Co.	2,702	232,048
Fidelity National Information Services, Inc.	3,155	294,645
Fiserv, Inc.*	1,976	254,825
Gartner, Inc.*	863	107,366
Global Payments, Inc.	1,454	138,174
International Business Machines Corp.	8,268	1,199,521
Mastercard, Inc., Class A	8,903	1,257,104
Paychex, Inc.	3,050	182,878
PayPal Holdings, Inc.*	10,769	689,539
Total System Services, Inc.	1,581	103,555
Visa, Inc., Class A	17,430	1,834,333
Western Union Co. (The)	4,499	86,381

		8,194,236

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.(x)*	7,893	100,636
Analog Devices, Inc.	43,501	3,748,481
Applied Materials, Inc.	10,115	526,890
Broadcom Ltd.	3,878	940,570
Intel Corp.	244,750	9,320,080
KLA-Tencor Corp.	1,495	158,470
Lam Research Corp.	1,539	284,777
Microchip Technology, Inc.	2,259	202,813
Micron Technology, Inc.*	10,613	417,409
NVIDIA Corp.	5,716	1,021,849
Qorvo, Inc.*	1,214	85,806
QUALCOMM, Inc.	14,093	730,581
Skyworks Solutions, Inc.	1,760	179,344
Texas Instruments, Inc.	9,429	845,216
Xilinx, Inc.	2,366	167,584

		18,730,506

Software (1.3%)
Activision Blizzard, Inc.	7,192	463,956
Adobe Systems, Inc.*	4,679	698,013
ANSYS, Inc.*	816	100,148
Autodesk, Inc.*	2,090	234,623
CA, Inc.	2,991	99,840
Cadence Design Systems, Inc.*	2,669	105,345
Citrix Systems, Inc.*	1,362	104,629
Electronic Arts, Inc.*	2,958	349,221
Intuit, Inc.	2,322	330,049
Microsoft Corp.	163,500	12,179,115
Oracle Corp.	28,805	1,392,722
Red Hat, Inc.*	1,696	188,019
salesforce.com, Inc.*	6,506	607,790
Symantec Corp.	5,805	190,462
Synopsys, Inc.*	1,435	115,561

		17,159,493

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	79,282	12,218,942
Hewlett Packard Enterprise Co.	15,430	226,975
HP, Inc.	15,752	314,410
NetApp, Inc.	2,588	113,251
Seagate Technology plc(x)	2,644	87,701
Western Digital Corp.	2,848	246,067
Xerox Corp.	1,982	65,981

		13,273,327

Total Information Technology		70,169,399

Materials (3.3%)
Chemicals (2.4%)
Air Products & Chemicals, Inc.	2,077	314,084
Albemarle Corp.	1,057	144,080
BASF SE	82,000	8,726,299
CF Industries Holdings, Inc.	2,228	78,336
DowDuPont, Inc.	269,021	18,624,324
Eastman Chemical Co.	1,392	125,962
Ecolab, Inc.	2,490	320,239
FMC Corp.	1,279	114,227
International Flavors & Fragrances, Inc.	754	107,754
LyondellBasell Industries NV, Class A	3,086	305,668
Monsanto Co.	4,186	501,566
Mosaic Co. (The)	3,354	72,413
PPG Industries, Inc.	2,444	265,565
Praxair, Inc.	2,727	381,071
Sherwin-Williams Co. (The)	791	283,210

		30,364,798

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	600	123,738
Vulcan Materials Co.	1,268	151,653

		275,391

Containers & Packaging (0.1%)
Avery Dennison Corp.	846	83,196
Ball Corp.	3,342	138,024
International Paper Co.	3,939	223,814
Packaging Corp. of America	899	103,097
Sealed Air Corp.	1,730	73,906
WestRock Co.	2,397	135,982

		758,019

Metals & Mining (0.8%)
Freeport-McMoRan, Inc.*	12,699	178,294
Newmont Mining Corp.	5,087	190,813
Nucor Corp.	3,046	170,698
Rio Tinto plc (ADR)(x)	222,000	10,476,180

		11,015,985

Total Materials		42,414,193

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	921	109,571
American Tower Corp. (REIT)	4,097	559,978
Apartment Investment & Management Co. (REIT), Class A	1,506	66,053

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
AvalonBay Communities, Inc. (REIT)	1,315	$234,622
Boston Properties, Inc. (REIT)	1,467	180,265
Crown Castle International Corp. (REIT)	3,899	389,822
Digital Realty Trust, Inc. (REIT)	1,952	230,980
Duke Realty Corp. (REIT)	3,396	97,873
Equinix, Inc. (REIT)	743	331,601
Equity Residential (REIT)	3,502	230,887
Essex Property Trust, Inc. (REIT)	626	159,023
Extra Space Storage, Inc. (REIT)	1,204	96,224
Federal Realty Investment Trust (REIT)	689	85,581
GGP, Inc. (REIT)	5,973	124,059
HCP, Inc. (REIT)	4,475	124,539
Host Hotels & Resorts, Inc. (REIT)	247,068	4,568,287
Iron Mountain, Inc. (REIT)	2,519	97,989
Kimco Realty Corp. (REIT)	4,067	79,510
Macerich Co. (The) (REIT)	1,005	55,245
Mid-America Apartment Communities, Inc. (REIT)	1,086	116,072
Prologis, Inc. (REIT)	5,059	321,044
Public Storage (REIT)	1,426	305,150
Realty Income Corp. (REIT)	2,608	149,151
Regency Centers Corp. (REIT)	1,395	86,546
SBA Communications Corp. (REIT)*	1,158	166,810
Simon Property Group, Inc. (REIT)	2,938	473,047
SL Green Realty Corp. (REIT)	909	92,100
UDR, Inc. (REIT)	2,559	97,319
Ventas, Inc. (REIT)	3,386	220,530
Vornado Realty Trust (REIT)	1,643	126,314
Welltower, Inc. (REIT)	3,494	245,558
Weyerhaeuser Co. (REIT)	7,170	243,995

		10,465,745

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,867	108,602

Total Real Estate		10,574,347

Telecommunication Services (1.0%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	58,479	2,290,622
BCE, Inc.	50,000	2,342,617
CenturyLink, Inc.(x)	5,238	98,998
Level 3 Communications, Inc.*	2,792	148,786
Verizon Communications, Inc.	151,782	7,511,691

		12,392,714

Total Telecommunication Services		12,392,714

Utilities (3.5%)
Electric Utilities (2.2%)
Alliant Energy Corp.	2,170	90,207
American Electric Power Co., Inc.	4,688	329,285
Duke Energy Corp.	67,666	5,678,531
Edison International	3,106	239,690
Entergy Corp.	1,713	130,805
Eversource Energy	3,020	182,529
Exelon Corp.	9,147	344,568
FirstEnergy Corp.	4,241	130,750
NextEra Energy, Inc.	17,965	2,632,771
PG&E Corp.	108,069	7,358,418
Pinnacle West Capital Corp.	1,063	89,887
PPL Corp.	51,515	1,954,994
Southern Co. (The)	129,609	6,368,986
Xcel Energy, Inc.	64,840	3,068,229

		28,599,650

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	6,154	67,817
NRG Energy, Inc.	2,705	69,221

		137,038

Multi-Utilities (1.3%)
Ameren Corp.	2,312	133,726
CenterPoint Energy, Inc.	4,098	119,703
CMS Energy Corp.	2,670	123,674
Consolidated Edison, Inc.	2,983	240,668
Dominion Energy, Inc.	114,403	8,801,023
DTE Energy Co.	1,710	183,586
NiSource, Inc.	3,108	79,534
Public Service Enterprise Group, Inc.	44,824	2,073,110
SCANA Corp.	1,362	66,043
Sempra Energy	35,390	4,039,061
WEC Energy Group, Inc.	3,007	188,779

		16,048,907

Water Utilities (0.0%)
American Water Works Co., Inc.	1,687	136,495

Total Utilities		44,922,090

Total Common Stocks (42.3%) (Cost $354,316,717)		546,179,062

SHORT-TERM INVESTMENTS:
Investment Company (8.3%)
JPMorgan Prime Money Market Fund, IM Shares	107,017,316	107,049,421

	Principal Amount	Value (Note 1)
Repurchase Agreements (4.6%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $4,100,547, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $4,184,233.(xx)	$4,100,000	4,100,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $5,000,438, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $5,100,001.(xx)	5,000,000	5,000,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $2,400,250, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $2,448,012.(xx)	2,400,000	2,400,000

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $6,200,620, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $6,324,022.(xx)	$6,200,000	$6,200,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,700,177, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $1,734,016.(xx)	1,700,000	1,700,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $4,700,470, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $4,794,025.(xx)	4,700,000	4,700,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $2,851,938, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $2,908,720.(xx)	2,851,687	2,851,687
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $3,800,329, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $3,878,955.(xx)	3,800,000	3,800,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $3,600,749, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $3,674,800.(xx)	3,600,000	3,600,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $10,000,883, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $10,200,001.(xx)	10,000,000	10,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $2,000,177, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $2,040,002.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $5,001,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $5,100,012.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $2,000,175, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $2,040,060.(xx)	2,000,000	2,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $6,001,237, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $6,120,000.(xx)	6,000,000	6,000,000

Total Repurchase Agreements		59,351,687

Total Short-Term Investments (12.9%) (Cost $166,401,108)		166,401,108

Total Investments (99.4%) (Cost $1,076,082,226)		1,282,543,082
Other Assets Less Liabilities (0.6%)		7,182,958

Net Assets (100%)		$1,289,726,040

*	Non-income producing.

†	Securities (totaling $962,195 or 0.1% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2017, the market value of these securities amounted to $112,235,049 or 8.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

(b)	Rule 144A Illiquid Security. At September 30, 2017, the market value of these securities amounted to $5,486,417 or 0.4% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $58,581,797. This was secured by cash collateral of $59,351,687 which was subsequently invested in joint repurchase agreements with a total value of $59,351,687, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $335,315 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/5/17-11/15/46.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2017.

Glossary:

ADR — American Depositary Receipt

AGM — Insured by Assured Guaranty Municipal Corp.

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

PIK — Payment-in Kind Security

USD — United States Dollar

See Notes to Portfolio of Investments.

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AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	1,182	522,481	11,147	(86,697)	42,749	38,780	528,460	9,690	—
PNC Financial
Services Group, Inc. (The)	4,566	645,970	—	(116,470)	74,953	10,907	615,360	9,756	—

Total		1,168,451	11,147	(203,167)	117,702	49,687	1,143,820	19,446	—

See Notes to Portfolio of Investments.

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AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,066	12/2017	USD	134,108,130	2,836,689

					2,836,689

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$156,225	$—	$156,225
Common Stocks
Consumer Discretionary	45,741,554	3,987,139	—	49,728,693
Consumer Staples	44,495,425	—	—	44,495,425
Energy	68,163,785	—	—	68,163,785
Financials	69,365,379	—	—	69,365,379
Health Care	64,753,158	9,114,395	—	73,867,553
Industrials	59,678,175	—	407,309	60,085,484
Information Technology	70,169,399	—	—	70,169,399
Materials	33,687,894	8,726,299	—	42,414,193
Real Estate	10,574,347	—	—	10,574,347
Telecommunication Services	12,392,714	—	—	12,392,714
Utilities	44,922,090	—	—	44,922,090
Convertible Bonds
Energy	—	3,494,000	—	3,494,000
Health Care	—	7,265,139	—	7,265,139
Convertible Preferred Stocks
Financials	3,287,500	—	—	3,287,500
Health Care	2,164,920	—	—	2,164,920
Industrials	—	—	16,337	16,337
Utilities	3,315,500	—	—	3,315,500
Corporate Bonds
Consumer Discretionary	—	37,940,506	—	37,940,506
Consumer Staples	—	7,890,832	—	7,890,832
Energy	—	51,737,428	—	51,737,428
Financials	—	69,724,372	—	69,724,372
Health Care	—	58,785,574	—	58,785,574
Industrials	—	13,970,706	—	13,970,706
Information Technology	—	23,148,090	—	23,148,090
Materials	—	19,760,182	—	19,760,182
Real Estate	—	5,596,509	—	5,596,509
Telecommunication Services	—	22,652,634	—	22,652,634
Utilities	—	25,705,241	—	25,705,241
Foreign Government Securities	—	7,439,448	—	7,439,448
Futures	2,836,689	—	—	2,836,689
Loan Participations
Consumer Discretionary	—	8,090,878	—	8,090,878
Consumer Staples	—	1,432,584	—	1,432,584

See Notes to Portfolio of Investments.

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AXA/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Financials	$—	$4,021,920	$—	$4,021,920
Health Care	—	3,874,492	—	3,874,492
Industrials	—	1,168,464	—	1,168,464
Information Technology	—	3,992,011	—	3,992,011
Utilities	—	2,919,672	—	2,919,672
Municipal Bonds	—	151,568	—	151,568
Preferred Stocks
Financials	476,225	—	—	476,225
Industrials	—	—	538,549	538,549
Short-Term Investments
Investment Companies	107,049,421	—	—	107,049,421
Repurchase Agreements	—	59,351,687	—	59,351,687
Supranational	—	7,406,633	—	7,406,633
U.S. Government Agency Securities	—	7,318,201	—	7,318,201
U.S. Treasury Obligations	—	164,520,572	—	164,520,572

Total Assets	$643,074,175	$641,343,401	$962,195	$1,285,379,771

Total Liabilities	$—	$—	$—	$—

Total	$643,074,175	$641,343,401	$962,195	$1,285,379,771

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$226,633,968
Aggregate gross unrealized depreciation	(17,867,412)

Net unrealized appreciation	$208,766,556

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,076,613,215

See Notes to Portfolio of Investments.

24

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AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	4,978	$87,513
Cooper Tire & Rubber Co.(x)	3,180	118,932
Cooper-Standard Holdings, Inc.*	1,050	121,769
Dana, Inc.	8,475	236,960
Dorman Products, Inc.*	1,637	117,242
Fox Factory Holding Corp.*	2,077	89,519
Gentex Corp.	3,900	77,220
Gentherm, Inc.*	2,170	80,616
Horizon Global Corp.*	1,339	23,620
LCI Industries	15,703	1,819,192
Modine Manufacturing Co.*	2,766	53,246
Motorcar Parts of America, Inc.*	1,166	34,350
Shiloh Industries, Inc.*	902	9,381
Standard Motor Products, Inc.	1,285	62,001
Stoneridge, Inc.*	1,563	30,963
Superior Industries International, Inc.	1,368	22,777
Tenneco, Inc.	3,088	187,349
Tower International, Inc.	1,140	31,008

		3,203,658

Automobiles (0.7%)
Thor Industries, Inc.	13,400	1,687,194
Winnebago Industries, Inc.(x)	11,214	501,827

		2,189,021

Distributors (0.0%)
Core-Mark Holding Co., Inc.	2,691	86,488
VOXX International Corp.*	1,213	10,371
Weyco Group, Inc.	441	12,516

		109,375

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.	3,704	132,788
American Public Education, Inc.*	959	20,187
Ascent Capital Group, Inc., Class A*	660	8,606
Bridgepoint Education, Inc.*	1,162	11,155
Cambium Learning Group, Inc.*	911	6,040
Capella Education Co.	674	47,281
Career Education Corp.*	4,019	41,757
Carriage Services, Inc.	946	24,218
Chegg, Inc.(x)*	5,429	80,566
Collectors Universe, Inc.	507	12,153
Grand Canyon Education, Inc.*	2,746	249,393
Houghton Mifflin Harcourt Co.*	6,063	73,059
K12, Inc.*	1,977	35,270
Laureate Education, Inc., Class A*	2,200	32,010
Liberty Tax, Inc.	392	5,645
Regis Corp.*	2,024	28,882
Sotheby’s*	2,275	104,900
Strayer Education, Inc.	622	54,282
Weight Watchers International, Inc.*	1,667	72,598

		1,040,790

Hotels, Restaurants & Leisure (1.3%)
Belmond Ltd., Class A*	5,394	73,628
Biglari Holdings, Inc.*	56	18,664
BJ’s Restaurants, Inc.*	1,301	39,615
Bloomin’ Brands, Inc.	5,331	93,826
Bob Evans Farms, Inc.	1,185	91,849
Bojangles’, Inc.*	1,066	14,391
Boyd Gaming Corp.	4,954	129,052
Brinker International, Inc.	6,126	195,175
Buffalo Wild Wings, Inc.*	892	94,284
Caesars Acquisition Co., Class A*	2,967	63,642
Caesars Entertainment Corp.(x)*	3,319	44,309
Carrols Restaurant Group, Inc.*	1,967	21,440
Century Casinos, Inc.*	1,315	10,796
Cheesecake Factory, Inc. (The)(x)	2,667	112,334
Churchill Downs, Inc.	783	161,455
Chuy’s Holdings, Inc.*	1,067	22,460
Cracker Barrel Old Country Store, Inc.	1,124	170,421
Dave & Buster’s Entertainment, Inc.*	2,416	126,792
Del Frisco’s Restaurant Group, Inc.*	1,214	17,664
Del Taco Restaurants, Inc.*	2,034	31,202
Denny’s Corp.*	3,670	45,692
DineEquity, Inc.(x)	1,014	43,582
Drive Shack, Inc.	3,858	13,927
El Pollo Loco Holdings, Inc.*	1,270	15,431
Eldorado Resorts, Inc.(x)*	2,735	70,153
Empire Resorts, Inc.*	191	4,269
Fiesta Restaurant Group, Inc.(x)*	1,488	28,272
Fogo De Chao, Inc.*	568	7,043
Golden Entertainment, Inc.*	665	16,213
Habit Restaurants, Inc. (The), Class A(x)*	1,252	16,339
ILG, Inc.	6,344	169,575
Inspired Entertainment, Inc.(x)*	253	3,352
International Speedway Corp., Class A	1,322	47,592
J Alexander’s Holdings, Inc.*	624	7,238
Jack in the Box, Inc.	1,718	175,099
La Quinta Holdings, Inc.*	4,832	84,560
Lindblad Expeditions Holdings, Inc.*	1,239	13,257
Marcus Corp. (The)	1,169	32,381
Marriott Vacations Worldwide Corp.	1,262	157,157
Monarch Casino & Resort, Inc.*	642	25,378
Nathan’s Famous, Inc.*	191	14,124
Noodles & Co.(x)*	699	3,076
Papa John’s International, Inc.(x)	1,619	118,300
Penn National Gaming, Inc.*	4,968	116,202
Pinnacle Entertainment, Inc.*	3,138	66,871
Planet Fitness, Inc., Class A	5,017	135,359
Potbelly Corp.*	1,493	18,513
RCI Hospitality Holdings, Inc.	548	13,563
Red Lion Hotels Corp.*	845	7,309
Red Robin Gourmet Burgers, Inc.*	790	52,930
Red Rock Resorts, Inc., Class A	4,040	93,566
Ruby Tuesday, Inc.*	3,959	8,472
Ruth’s Hospitality Group, Inc.	1,834	38,422
Scientific Games Corp., Class A*	3,169	145,299
SeaWorld Entertainment, Inc.(x)*	3,960	51,440
Shake Shack, Inc., Class A(x)*	1,265	42,036
Sonic Corp.(x)	2,411	61,360
Speedway Motorsports, Inc.	644	13,717
Texas Roadhouse, Inc.	3,906	191,942
Wingstop, Inc.(x)	1,713	56,957
Zoe’s Kitchen, Inc.(x)*	1,229	15,522

		3,774,489

Household Durables (1.2%)
AV Homes, Inc.*	641	10,993
Bassett Furniture Industries, Inc.	580	21,866
Beazer Homes USA, Inc.*	1,958	36,693
Cavco Industries, Inc.*	508	74,955
Century Communities, Inc.*	1,090	26,923
CSS Industries, Inc.	591	17,033
Ethan Allen Interiors, Inc.	1,462	47,369
Flexsteel Industries, Inc.	465	23,576
GoPro, Inc., Class A(x)*	6,437	70,871
Green Brick Partners, Inc.*	1,435	14,207
Helen of Troy Ltd.*	1,624	157,366
Hooker Furniture Corp.	5,970	285,067
Hovnanian Enterprises, Inc., Class A*	6,749	13,026

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Installed Building Products, Inc.*	1,297	$84,046
iRobot Corp.*	1,579	121,678
KB Home	5,016	120,986
La-Z-Boy, Inc.	8,175	219,907
LGI Homes, Inc.(x)*	988	47,987
Libbey, Inc.	1,456	13,483
Lifetime Brands, Inc.	653	11,950
M/I Homes, Inc.*	49,724	1,329,122
MDC Holdings, Inc.	2,479	82,328
Meritage Homes Corp.*	2,286	101,498
NACCO Industries, Inc., Class A	221	18,962
New Home Co., Inc. (The)*	641	7,154
PICO Holdings, Inc.*	1,387	23,163
Taylor Morrison Home Corp., Class A*	4,106	90,537
TopBuild Corp.*	2,202	143,504
TRI Pointe Group, Inc.*	8,631	119,194
Universal Electronics, Inc.*	827	52,432
William Lyon Homes, Class A*	1,386	31,864
ZAGG, Inc.*	1,535	24,176

		3,443,916

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	1,535	15,120
Duluth Holdings, Inc., Class B(x)*	607	12,316
FTD Cos., Inc.*	985	12,844
Gaia, Inc., Class A*	455	5,460
Groupon, Inc.*	20,103	104,535
HSN, Inc.	1,929	75,327
Lands’ End, Inc.*	915	12,078
Liberty TripAdvisor Holdings, Inc., Class A*	4,258	52,586
Nutrisystem, Inc.	1,784	99,726
Overstock.com, Inc.*	1,028	30,532
PetMed Express, Inc.	1,171	38,819
Shutterfly, Inc.*	2,021	97,978

		557,321

Leisure Products (0.9%)
Acushnet Holdings Corp.(x)	1,425	25,308
American Outdoor Brands Corp.(x)*	3,033	46,253
BRP, Inc.	69,534	2,249,162
Callaway Golf Co.	5,548	80,058
Clarus Corp.*	1,226	9,195
Escalade, Inc.	668	9,085
Johnson Outdoors, Inc., Class A	280	20,518
Malibu Boats, Inc., Class A*	1,146	36,259
Marine Products Corp.	412	6,613
MCBC Holdings, Inc.*	1,134	23,111
Nautilus, Inc.*	1,737	29,355
Sturm Ruger & Co., Inc.(x)	993	51,338
Vista Outdoor, Inc.*	3,373	77,377

		2,663,632

Media (0.5%)
AMC Entertainment Holdings, Inc., Class A(x)	3,369	49,524
Beasley Broadcast Group, Inc., Class A	300	3,510
Central European Media Enterprises Ltd., Class A*	5,269	21,339
Clear Channel Outdoor Holdings, Inc., Class A	2,277	10,588
Daily Journal Corp.(x)*	60	13,117
Emerald Expositions Events, Inc.(x)	1,008	23,426
Entercom Communications Corp., Class A(x)	1,578	18,068
Entravision Communications Corp., Class A	4,130	23,541
Eros International plc(x)*	1,315	18,805
EW Scripps Co. (The), Class A*	3,411	65,184
Gannett Co., Inc.	6,730	60,570
Global Eagle Entertainment, Inc.(x)*	3,029	10,359
Gray Television, Inc.*	3,801	59,676
Hemisphere Media Group, Inc.*	983	11,747
IMAX Corp.*	3,400	77,010
Liberty Media Corp.-Liberty Braves, Class C*	2,136	53,977
Liberty Media Corp-Liberty Braves, Class A*	566	14,359
Loral Space & Communications, Inc.*	765	37,868
MDC Partners, Inc., Class A*	3,284	36,124
Meredith Corp.(x)	2,283	126,707
MSG Networks, Inc., Class A*	3,541	75,069
National CineMedia, Inc.	3,970	27,711
New Media Investment Group, Inc.	3,021	44,681
New York Times Co. (The), Class A	7,484	146,685
Nexstar Media Group, Inc., Class A	2,710	168,832
Reading International, Inc., Class A*	915	14,384
Saga Communications, Inc., Class A	239	10,898
Salem Media Group, Inc.	656	4,330
Scholastic Corp.	1,675	62,310
Sinclair Broadcast Group, Inc., Class A(x)	4,310	138,135
Time, Inc.	5,941	80,204
Townsquare Media, Inc., Class A*	527	5,270
tronc, Inc.*	1,281	18,613
WideOpenWest, Inc.*	1,110	16,739
World Wrestling Entertainment, Inc., Class A	2,302	54,212

		1,603,572

Multiline Retail (0.1%)
Big Lots, Inc.(x)	2,564	137,353
Dillard’s, Inc., Class A(x)	782	43,847
Fred’s, Inc., Class A(x)	2,258	14,542
JC Penney Co., Inc.(x)*	18,379	70,024
Ollie’s Bargain Outlet Holdings, Inc.*	2,853	132,379
Sears Holdings Corp.(x)*	698	5,095

		403,240

Specialty Retail (1.1%)
Aaron’s, Inc.	3,779	164,878
Abercrombie & Fitch Co., Class A	4,025	58,121
American Eagle Outfitters, Inc.	9,634	137,766
America’s Car-Mart, Inc.*	423	17,396
Asbury Automotive Group, Inc.*	1,098	67,088
Ascena Retail Group, Inc.(x)*	10,864	26,617
At Home Group, Inc.(x)*	317	7,240
Barnes & Noble Education, Inc.*	2,531	16,477
Barnes & Noble, Inc.	3,463	26,319
Big 5 Sporting Goods Corp.(x)	1,296	9,914
Boot Barn Holdings, Inc.(x)*	844	7,512
Buckle, Inc. (The)(x)	1,821	30,684
Build-A-Bear Workshop, Inc.*	803	7,347
Caleres, Inc.	27,982	854,011
Camping World Holdings, Inc., Class A	1,328	54,103
Carvana Co.(x)*	704	10,335
Cato Corp. (The), Class A	1,353	17,900
Chico’s FAS, Inc.	7,602	68,038
Children’s Place, Inc. (The)(x)	1,026	121,222
Citi Trends, Inc.	810	16,095
Conn’s, Inc.(x)*	1,062	29,895
Container Store Group, Inc. (The)(x)*	1,134	4,774
DSW, Inc., Class A	3,888	83,514

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Express, Inc.*	4,766	$32,218
Finish Line, Inc. (The), Class A(x)	2,277	27,392
Five Below, Inc.*	3,214	176,384
Francesca’s Holdings Corp.*	2,413	17,760
Genesco, Inc.*	1,185	31,521
GNC Holdings, Inc., Class A(x)	3,973	35,121
Group 1 Automotive, Inc.	1,119	81,083
Guess?, Inc.	3,542	60,320
Haverty Furniture Cos., Inc.	1,167	30,517
Hibbett Sports, Inc.*	1,139	16,231
J. Jill, Inc.(x)*	714	7,775
Kirkland’s, Inc.*	868	9,921
Lithia Motors, Inc., Class A	1,387	166,870
Lumber Liquidators Holdings, Inc.*	1,670	65,097
MarineMax, Inc.*	1,507	24,941
Monro, Inc.	1,877	105,206
Office Depot, Inc.	30,480	138,379
Party City Holdco, Inc.(x)*	1,637	22,181
Pier 1 Imports, Inc.	4,505	18,876
Rent-A-Center, Inc.(x)	2,428	27,873
Restoration Hardware Holdings, Inc.(x)*	1,164	81,852
Select Comfort Corp.*	2,445	75,917
Shoe Carnival, Inc.	610	13,652
Sonic Automotive, Inc., Class A	1,542	31,457
Sportsman’s Warehouse Holdings, Inc.(x)*	2,254	10,166
Tailored Brands, Inc.(x)	2,812	40,605
Tile Shop Holdings, Inc.	2,301	29,223
Tilly’s, Inc., Class A	807	9,676
Vitamin Shoppe, Inc.*	1,545	8,266
Winmark Corp.	138	18,182
Zumiez, Inc.*	1,131	20,471

		3,272,379

Textiles, Apparel & Luxury Goods (0.3%)
Columbia Sportswear Co.	1,737	106,964
Crocs, Inc.*	4,305	41,759
Culp, Inc.	677	22,172
Deckers Outdoor Corp.*	1,883	128,816
Delta Apparel, Inc.*	443	9,529
Fossil Group, Inc.(x)*	2,676	24,967
G-III Apparel Group Ltd.*	2,558	74,233
Iconix Brand Group, Inc.*	3,172	18,049
Movado Group, Inc.	881	24,668
Oxford Industries, Inc.	911	57,885
Perry Ellis International, Inc.*	781	18,478
Sequential Brands Group, Inc.(x)*	2,486	7,433
Steven Madden Ltd.*	3,517	152,286
Superior Uniform Group, Inc.	505	11,565
Unifi, Inc.*	793	28,255
Vera Bradley, Inc.*	1,302	11,471
Wolverine World Wide, Inc.	5,619	162,107

		900,637

Total Consumer Discretionary		23,162,030

Consumer Staples (3.2%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A(x)*	503	78,569
Castle Brands, Inc.(x)*	5,361	7,184
Coca-Cola Bottling Co. Consolidated	269	58,037
Craft Brew Alliance, Inc.*	776	13,619
MGP Ingredients, Inc.(x)	739	44,806
National Beverage Corp.	701	86,958
Primo Water Corp.*	1,564	18,533

		307,706

Food & Staples Retailing (0.2%)
Andersons, Inc. (The)	1,582	54,184
Chefs’ Warehouse, Inc. (The)*	1,186	22,890
Ingles Markets, Inc., Class A	884	22,719
Natural Grocers by Vitamin Cottage, Inc.(x)*	543	3,030
Performance Food Group Co.*	4,953	139,922
PriceSmart, Inc.	1,321	117,899
Smart & Final Stores, Inc.*	1,559	12,238
SpartanNash Co.	2,289	60,361
SUPERVALU, Inc.*	2,220	48,285
United Natural Foods, Inc.*	2,999	124,728
Village Super Market, Inc., Class A	503	12,444
Weis Markets, Inc.	539	23,447

		642,147

Food Products (2.6%)
AGT Food & Ingredients, Inc.(x)	7,800	152,781
Alico, Inc.	147	5,020
Amplify Snack Brands, Inc.(x)*	1,866	13,230
B&G Foods, Inc.(x)	3,920	124,852
Calavo Growers, Inc.(x)	940	68,808
Cal-Maine Foods, Inc.(x)*	1,842	75,706
Dairy Crest Group plc(x)	195,300	1,608,158
Darling Ingredients, Inc.*	9,766	171,100
Dean Foods Co.	5,391	58,654
Farmer Brothers Co.*	521	17,115
Fresh Del Monte Produce, Inc.	1,839	83,601
Freshpet, Inc.(x)*	1,450	22,693
GrainCorp Ltd., Class A	47,000	300,833
Hostess Brands, Inc.*	4,704	64,257
J&J Snack Foods Corp.	883	115,938
John B Sanfilippo & Son, Inc.	478	32,174
Lancaster Colony Corp.	1,123	134,895
Landec Corp.*	88,823	1,150,258
Lifeway Foods, Inc.*	327	2,910
Limoneira Co.	791	18,327
Maple Leaf Foods, Inc.	111,800	3,047,339
Omega Protein Corp.	1,387	23,094
Sanderson Farms, Inc.	1,181	190,755
Seneca Foods Corp., Class A*	374	12,903
Snyder’s-Lance, Inc.	5,004	190,853
Tootsie Roll Industries, Inc.	1,046	39,748

		7,726,002

Household Products (0.1%)
Central Garden & Pet Co.*	599	23,265
Central Garden & Pet Co., Class A*	2,086	77,579
HRG Group, Inc.*	7,017	109,536
Oil-Dri Corp. of America	329	16,098
Orchids Paper Products Co.(x)	592	8,335
WD-40 Co.	816	91,310

		326,123

Personal Products (0.1%)
elf Beauty, Inc.(x)*	1,286	28,999
Inter Parfums, Inc.	1,011	41,703
Medifast, Inc.	621	36,869
Natural Health Trends Corp.	440	10,516
Nature’s Sunshine Products, Inc.	705	7,156
Revlon, Inc., Class A(x)*	743	18,241
USANA Health Sciences, Inc.*	663	38,255

		181,739

Tobacco (0.1%)
Turning Point Brands, Inc.*	363	6,171
Universal Corp.	1,461	83,715
Vector Group Ltd.	5,849	119,719

		209,605

Total Consumer Staples		9,393,322

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (4.9%)
Energy Equipment & Services (3.3%)
Archrock, Inc.	4,054	$50,878
Atwood Oceanics, Inc.(x)*	4,771	44,800
Basic Energy Services, Inc.*	1,076	20,767
Bristow Group, Inc.(x)	1,866	17,447
C&J Energy Services, Inc.*	2,722	81,578
CARBO Ceramics, Inc.(x)*	1,258	10,857
Diamond Offshore Drilling, Inc.(x)*	3,718	53,911
Dril-Quip, Inc.*	2,225	98,234
Ensco plc, Class A(x)	17,871	106,690
Era Group, Inc.*	1,246	13,943
Exterran Corp.*	1,974	62,398
Fairmount Santrol Holdings, Inc.(x)*	9,645	46,103
Forum Energy Technologies, Inc.*	3,863	61,422
Frank’s International NV(x)	3,086	23,824
Geospace Technologies Corp.*	814	14,505
Gulf Island Fabrication, Inc.	809	10,274
Helix Energy Solutions Group, Inc.*	12,050	89,050
Hunting plc*	327,959	2,082,624
Independence Contract Drilling, Inc.*	1,840	6,992
Keane Group, Inc.(x)*	1,914	31,926
Key Energy Services, Inc.(x)*	627	8,258
Mammoth Energy Services, Inc.*	436	7,351
Matrix Service Co.*	1,452	22,070
McDermott International, Inc.*	16,829	122,347
Natural Gas Services Group, Inc.*	16,895	479,818
NCS Multistage Holdings, Inc.*	682	16,423
Newpark Resources, Inc.*	5,041	50,410
Noble Corp. plc(x)*	14,167	65,168
Oil States International, Inc.*	87,939	2,229,253
Parker Drilling Co.*	7,855	8,641
PHI, Inc. (Non-Voting)*	768	9,032
Pioneer Energy Services Corp.*	4,456	11,363
ProPetro Holding Corp.(x)*	1,564	22,443
Ranger Energy Services, Inc.*	245	3,602
RigNet, Inc.*	828	14,242
Rowan Cos. plc, Class A(x)*	148,341	1,906,181
SEACOR Holdings, Inc.*	927	42,744
SEACOR Marine Holdings, Inc.*	1,024	16,015
Select Energy Services, Inc., Class A*	475	7,562
Smart Sand, Inc.*	1,341	9,092
Solaris Oilfield Infrastructure, Inc., Class A(x)*	626	10,911
Superior Energy Services, Inc.*	8,940	95,479
Tesco Corp.*	2,682	14,617
TETRA Technologies, Inc.*	6,540	18,704
Unit Corp.*	64,940	1,336,465
US Silica Holdings, Inc.	4,853	150,783
Willbros Group, Inc.*	2,656	8,552

		9,615,749

Oil, Gas & Consumable Fuels (1.6%)
Abraxas Petroleum Corp.*	9,588	18,025
Adams Resources & Energy, Inc.	144	5,976
Approach Resources, Inc.(x)*	2,668	6,697
Arch Coal, Inc., Class A(x)	1,202	86,231
Ardmore Shipping Corp.*	1,569	12,944
Bill Barrett Corp.*	4,761	20,425
Bonanza Creek Energy, Inc.*	1,260	41,567
California Resources Corp.(x)*	2,676	27,991
Callon Petroleum Co.*	11,866	133,374
Carrizo Oil & Gas, Inc.(x)*	4,360	74,687
Clean Energy Fuels Corp.*	8,412	20,862
Cloud Peak Energy, Inc.*	4,617	16,898
Contango Oil & Gas Co.*	1,188	5,976
CVR Energy, Inc.(x)	997	25,822
Delek US Energy, Inc.	4,617	123,412
Denbury Resources, Inc.(x)*	24,775	33,199
DHT Holdings, Inc.	4,574	18,205
Dorian LPG Ltd.*	1,170	7,979
Earthstone Energy, Inc.*	944	10,375
Eclipse Resources Corp.*	5,414	13,535
Energen Corp.*	40,300	2,203,603
Energy XXI Gulf Coast, Inc.*	1,845	19,077
EP Energy Corp., Class A(x)*	2,429	7,919
Evolution Petroleum Corp.	1,671	12,031
Frontline Ltd.(x)	4,855	29,324
GasLog Ltd.(x)	2,449	42,735
Gastar Exploration, Inc.(x)*	11,270	9,913
Gener8 Maritime, Inc.*	2,466	11,122
Golar LNG Ltd.	5,649	127,724
Green Plains, Inc.	2,309	46,526
Halcon Resources Corp.*	7,250	49,300
Hallador Energy Co.	929	5,314
International Seaways, Inc.*	1,805	35,559
Isramco, Inc.*	62	7,192
Jagged Peak Energy, Inc.(x)*	3,176	43,384
Jones Energy, Inc., Class A(x)*	3,699	7,102
Lilis Energy, Inc.(x)*	2,610	11,667
Matador Resources Co.(x)*	5,271	143,108
Midstates Petroleum Co., Inc.*	711	11,049
Navios Maritime Acquisition Corp.	5,164	6,300
Nordic American Tankers Ltd.(x)	5,358	28,612
Oasis Petroleum, Inc.*	13,851	126,321
Overseas Shipholding Group, Inc., Class A*	2,291	6,025
Pacific Ethanol, Inc.*	2,554	14,175
Panhandle Oil and Gas, Inc., Class A	876	20,849
Par Pacific Holdings, Inc.*	1,941	40,373
PDC Energy, Inc.*	3,884	190,433
Peabody Energy Corp.*	3,696	107,221
Penn Virginia Corp.*	888	35,502
Renewable Energy Group, Inc.(x)*	2,135	25,940
Resolute Energy Corp.*	1,350	40,082
REX American Resources Corp.*	352	33,028
Ring Energy, Inc.*	2,813	40,760
Sanchez Energy Corp.(x)*	3,410	16,436
SandRidge Energy, Inc.*	2,171	43,615
Scorpio Tankers, Inc.	11,789	40,436
SemGroup Corp., Class A	3,921	112,729
Ship Finance International Ltd.(x)	3,483	50,504
SilverBow Resources, Inc.*	436	10,704
SRC Energy, Inc.*	11,759	113,710
Stone Energy Corp.(x)*	1,216	35,337
Teekay Corp.	3,379	30,174
Teekay Tankers Ltd., Class A	7,349	11,905
Tellurian, Inc.(x)*	3,413	36,451
Ultra Petroleum Corp.*	11,394	98,786
Uranium Energy Corp.(x)*	8,362	11,540
W&T Offshore, Inc.*	5,904	18,007
Westmoreland Coal Co.(x)*	1,259	3,210
WildHorse Resource Development Corp.*	1,176	15,664

		4,892,658

Total Energy		14,508,407

Financials (19.0%)
Banks (12.4%)
1st Source Corp.	968	49,174
Access National Corp.	27,462	787,060
ACNB Corp.	360	9,972
Allegiance Bancshares, Inc.*	687	25,282

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
American National Bankshares, Inc.	511	$21,053
Ameris Bancorp	2,159	103,632
Ames National Corp.	452	13,492
Arrow Financial Corp.	666	22,891
Atlantic Capital Bancshares, Inc.*	1,288	23,377
Banc of California, Inc.(x)	2,551	52,933
BancFirst Corp.	1,030	58,453
Banco Latinoamericano de Comercio Exterior SA, Class E	1,813	53,375
Bancorp, Inc. (The)*	3,183	26,323
BancorpSouth, Inc.	5,139	164,705
Bank of Commerce Holdings	924	10,626
Bank of Marin Bancorp	374	25,619
Bank of NT Butterfield & Son Ltd. (The)	3,214	117,761
Bankwell Financial Group, Inc.	355	13,114
Banner Corp.	1,965	120,415
Bar Harbor Bankshares	924	28,977
BCB Bancorp, Inc.	592	8,258
Berkshire Hills Bancorp, Inc.	2,276	88,195
Blue Hills Bancorp, Inc.	1,368	26,266
Boston Private Financial Holdings, Inc.	5,072	83,942
Bridge Bancorp, Inc.	1,171	39,755
Brookline Bancorp, Inc.	4,513	69,952
Bryn Mawr Bank Corp.	19,668	861,457
BSB Bancorp, Inc.*	516	15,454
Byline Bancorp, Inc.*	264	5,613
C&F Financial Corp.	197	10,835
Cadence BanCorp*	531	12,171
Camden National Corp.	878	38,316
Capital Bank Financial Corp., Class A	1,711	70,237
Capital City Bank Group, Inc.	605	14,526
Capstar Financial Holdings, Inc.*	525	10,280
Carolina Financial Corp.	885	31,754
Cathay General Bancorp	4,499	180,860
CenterState Bank Corp.	3,185	85,358
Central Pacific Financial Corp.	1,748	56,251
Central Valley Community Bancorp	526	11,730
Century Bancorp, Inc., Class A	179	14,338
Chemical Financial Corp.	76,664	4,006,460
Chemung Financial Corp.	185	8,714
Citizens & Northern Corp.	628	15,424
City Holding Co.	855	61,483
Civista Bancshares, Inc.	597	13,337
CNB Financial Corp.	900	24,588
CoBiz Financial, Inc.	2,366	46,468
Codorus Valley Bancorp, Inc.(x)	488	14,986
Columbia Banking System, Inc.	85,672	3,607,647
Commerce Union Bancshares, Inc.	416	9,643
Community Bank System, Inc.	2,845	157,186
Community Bankers Trust Corp.*	1,280	11,776
Community Financial Corp. (The)(x)	237	8,383
Community Trust Bancorp, Inc.	900	41,850
ConnectOne Bancorp, Inc.	1,797	44,206
County Bancorp, Inc.	279	8,384
CU Bancorp*	952	36,914
Customers Bancorp, Inc.*	1,635	53,334
CVB Financial Corp.	6,167	149,056
DNB Financial Corp.	183	6,442
Eagle Bancorp, Inc.*	1,877	125,853
Enterprise Bancorp, Inc.	546	19,825
Enterprise Financial Services Corp.	1,385	58,655
Equity Bancshares, Inc., Class A*	656	23,340
Evans Bancorp, Inc.(x)	281	12,139
Farmers & Merchants Bancorp, Inc.(x)	526	19,173
Farmers Capital Bank Corp.	408	17,156
Farmers National Banc Corp.	1,486	22,364
FB Financial Corp.(x)*	698	26,329
FCB Financial Holdings, Inc., Class A*	2,096	101,237
Fidelity Southern Corp.	1,309	30,945
Financial Institutions, Inc.	779	22,435
First Bancorp*	12,378	107,515
First Bancorp, Inc.	555	16,822
First Bancshares, Inc. (The)	511	15,407
First Busey Corp.	2,304	72,253
First Business Financial Services, Inc.	588	13,377
First Citizens BancShares, Inc., Class A	432	161,520
First Commonwealth Financial Corp.	5,728	80,937
First Community Bancshares, Inc.	979	28,499
First Connecticut Bancorp, Inc.	801	21,427
First Financial Bancorp	3,653	95,526
First Financial Bankshares, Inc.(x)	3,781	170,901
First Financial Corp.	619	29,464
First Financial Northwest, Inc.	529	8,988
First Foundation, Inc.*	1,674	29,948
First Guaranty Bancshares, Inc.(x)	231	6,223
First Horizon National Corp.	202,300	3,874,044
First Internet Bancorp	321	10,368
First Interstate BancSystem, Inc., Class A	1,484	56,763
First Merchants Corp.	2,443	104,878
First Mid-Illinois Bancshares, Inc.	622	23,885
First Midwest Bancorp, Inc.	6,078	142,347
First Northwest Bancorp*	672	11,491
First of Long Island Corp. (The)	52,817	1,608,277
Flushing Financial Corp.	1,717	51,029
FNB Bancorp	313	10,617
Franklin Financial Network, Inc.*	733	26,131
Fulton Financial Corp.	9,955	186,656
German American Bancorp, Inc.	17,082	649,627
Glacier Bancorp, Inc.	56,084	2,117,731
Great Southern Bancorp, Inc.	677	37,675
Great Western Bancorp, Inc.	3,523	145,429
Green Bancorp, Inc.*	1,260	29,799
Guaranty Bancorp	1,447	40,227
Guaranty Bancshares, Inc.	122	3,903
Hancock Holding Co.	4,914	238,083
Hanmi Financial Corp.	1,857	57,474
HarborOne Bancorp, Inc.*	730	13,731
Heartland Financial USA, Inc.	1,437	70,988
Heritage Commerce Corp.	2,236	31,818
Heritage Financial Corp.	1,827	53,897
Hilltop Holdings, Inc.	4,217	109,642
Home BancShares, Inc.	9,449	238,292
HomeTrust Bancshares, Inc.*	944	24,214
Hope Bancorp, Inc.	7,714	136,615
Horizon Bancorp	1,312	38,271
Howard Bancorp, Inc.*	532	11,119
IBERIABANK Corp.	2,945	241,932
Independent Bank Corp. (Berlin Stock Exchange)	1,228	27,814
Independent Bank Corp. (Nasdaq Stock Exchange)	1,589	118,619
Independent Bank Group, Inc.	999	60,240
International Bancshares Corp.	3,259	130,686
Investar Holding Corp.(x)	499	12,026
Investors Bancorp, Inc.	15,111	206,114

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Lakeland Bancorp, Inc.	2,764	$56,386
Lakeland Financial Corp.	58,981	2,873,553
LCNB Corp.	509	10,664
LegacyTexas Financial Group, Inc.	2,808	112,095
Live Oak Bancshares, Inc.(x)	1,224	28,703
Macatawa Bank Corp.	1,606	16,478
MainSource Financial Group, Inc.	1,522	54,579
MB Financial, Inc.	4,705	211,819
MBT Financial Corp.	1,098	12,023
Mercantile Bank Corp.	1,001	34,935
Middlefield Banc Corp.	160	7,376
Midland States Bancorp, Inc.	945	29,938
MidSouth Bancorp, Inc.	545	6,567
MidWestOne Financial Group, Inc.	687	23,193
MutualFirst Financial, Inc.	314	12,073
National Bank Holdings Corp., Class A	1,537	54,856
National Bankshares, Inc.	370	16,632
National Commerce Corp.*	647	27,692
NBT Bancorp, Inc.	2,535	93,085
Nicolet Bankshares, Inc.*	550	31,642
Northrim BanCorp, Inc.	408	14,260
Norwood Financial Corp.	351	10,713
OFG Bancorp	2,477	22,665
Ohio Valley Banc Corp.(x)	244	8,882
Old Line Bancshares, Inc.	505	14,140
Old National Bancorp	7,999	146,382
Old Point Financial Corp.	212	6,869
Old Second Bancorp, Inc.	1,744	23,457
Opus Bank*	1,292	31,008
Orrstown Financial Services, Inc.	426	10,607
Pacific Continental Corp.	1,339	36,086
Pacific Mercantile Bancorp*	905	8,281
Pacific Premier Bancorp, Inc.*	2,326	87,807
Paragon Commercial Corp.*	257	14,510
Park National Corp.	797	86,068
Park Sterling Corp.	3,235	40,179
Parke Bancorp, Inc.	340	7,548
Peapack Gladstone Financial Corp.	996	33,605
Penns Woods Bancorp, Inc.	316	14,685
Peoples Bancorp of North Carolina, Inc.	253	9,012
Peoples Bancorp, Inc.	28,390	953,619
Peoples Financial Services Corp.	377	18,021
People’s Utah Bancorp	803	26,057
Pinnacle Financial Partners, Inc.	37,953	2,540,952
Preferred Bank	753	45,444
Premier Financial Bancorp, Inc.	556	12,115
QCR Holdings, Inc.	759	34,535
RBB Bancorp*	156	3,571
Renasant Corp.	2,472	106,049
Republic Bancorp, Inc., Class A	541	21,039
Republic First Bancorp, Inc.(x)*	2,994	27,695
S&T Bancorp, Inc.	2,015	79,754
Sandy Spring Bancorp, Inc.	1,386	57,436
Seacoast Banking Corp. of Florida*	2,482	59,295
ServisFirst Bancshares, Inc.	2,747	106,721
Shore Bancshares, Inc.	753	12,537
Sierra Bancorp	695	18,869
Simmons First National Corp., Class A	1,796	103,988
SmartFinancial, Inc.*	432	10,394
South State Corp.	1,724	155,246
Southern First Bancshares, Inc.*	356	12,941
Southern National Bancorp of Virginia, Inc.	1,037	17,619
Southside Bancshares, Inc.	1,657	60,249
Southwest Bancorp, Inc.	1,008	27,770
State Bank Financial Corp.	2,201	63,059
Sterling Bancorp	7,870	193,996
Stock Yards Bancorp, Inc.	1,329	50,502
Summit Financial Group, Inc.	665	17,064
Sun Bancorp, Inc.	651	16,177
Sunshine Bancorp, Inc.*	454	10,551
Texas Capital Bancshares, Inc.*	2,914	250,021
Tompkins Financial Corp.	867	74,683
Towne Bank	3,364	112,694
TriCo Bancshares	1,202	48,982
TriState Capital Holdings, Inc.*	1,362	31,190
Triumph Bancorp, Inc.*	1,007	32,476
Trustmark Corp.	4,024	133,275
Two River Bancorp	429	8,503
UMB Financial Corp.	2,631	195,983
Umpqua Holdings Corp.	12,887	251,425
Union Bankshares Corp.	2,555	90,192
Union Bankshares, Inc.(x)	232	11,229
United Bankshares, Inc.	5,824	216,362
United Community Banks, Inc.	4,214	120,268
United Security Bancshares(x)	771	7,325
Unity Bancorp, Inc.	453	8,969
Univest Corp. of Pennsylvania	1,585	50,720
Valley National Bancorp	15,046	181,304
Veritex Holdings, Inc.*	881	23,752
Washington Trust Bancorp, Inc.	15,588	892,412
WashingtonFirst Bankshares, Inc.	518	18,436
WesBanco, Inc.	2,482	101,812
West Bancorporation, Inc.	1,007	24,571
Westamerica Bancorporation(x)	1,509	89,846
Wintrust Financial Corp.	3,242	253,880
Xenith Bankshares, Inc.*	315	10,238

		36,525,639

Capital Markets (0.5%)
Actua Corp.*	1,887	28,871
Arlington Asset Investment Corp., Class A(x)	1,322	16,829
Artisan Partners Asset Management, Inc., Class A	2,679	87,335
Associated Capital Group, Inc., Class A	292	10,424
B. Riley Financial, Inc.	1,129	19,249
Cohen & Steers, Inc.	1,248	49,284
Cowen, Inc.*	1,617	28,783
Diamond Hill Investment Group, Inc.	194	41,196
Donnelley Financial Solutions, Inc.*	1,849	39,864
Evercore, Inc., Class A	2,306	185,057
Fifth Street Asset Management, Inc.	418	1,630
Financial Engines, Inc.	3,498	121,556
GAIN Capital Holdings, Inc.	2,265	14,473
GAMCO Investors, Inc., Class A	298	8,868
Greenhill & Co., Inc.	1,725	28,635
Hamilton Lane, Inc., Class A	891	23,923
Houlihan Lokey, Inc.	1,445	56,543
INTL. FCStone, Inc.*	937	35,906
Investment Technology Group, Inc.	1,912	42,332
Ladenburg Thalmann Financial Services, Inc.	5,897	16,983
Medley Management, Inc., Class A	485	2,983
Moelis & Co., Class A	1,820	78,351
OM Asset Management plc	4,291	64,022
Oppenheimer Holdings, Inc., Class A	526	9,126
Piper Jaffray Cos	846	50,210
PJT Partners, Inc., Class A	1,124	43,060
Pzena Investment Management, Inc., Class A	837	9,115

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Safeguard Scientifics, Inc.*	1,130	$15,086
Silvercrest Asset Management Group, Inc., Class A	414	6,024
Stifel Financial Corp.	3,916	209,349
Virtu Financial, Inc., Class A(x)	1,419	22,988
Virtus Investment Partners, Inc.	414	48,045
Waddell & Reed Financial, Inc., Class A(x)	4,869	97,721
Westwood Holdings Group, Inc.	498	33,500
WisdomTree Investments, Inc.(x)	6,864	69,876

		1,617,197

Consumer Finance (0.2%)
Elevate Credit, Inc.*	892	5,450
Encore Capital Group, Inc.(x)*	1,403	62,153
Enova International, Inc.*	2,035	27,371
EZCORP, Inc., Class A*	2,869	27,256
FirstCash, Inc.	2,828	178,588
Green Dot Corp., Class A*	2,726	135,155
LendingClub Corp.*	18,858	114,845
Nelnet, Inc., Class A	1,160	58,580
PRA Group, Inc.*	2,727	78,129
Regional Management Corp.*	659	15,954
World Acceptance Corp.(x)*	344	28,514

		731,995

Diversified Financial Services (0.0%)
FNFV Group*	3,724	63,867
Marlin Business Services Corp.	475	13,656
NewStar Financial, Inc.	1,674	19,653
On Deck Capital, Inc.*	2,999	14,005
Tiptree, Inc.	1,537	9,606

		120,787

Insurance (4.3%)
Ambac Financial Group, Inc.*	2,782	48,017
American Equity Investment Life Holding Co.	5,160	150,053
AMERISAFE, Inc.	1,135	66,057
AmTrust Financial Services, Inc.	5,048	67,946
Argo Group International Holdings Ltd.	1,728	106,272
Aspen Insurance Holdings Ltd.	28,800	1,163,520
Atlas Financial Holdings, Inc.*	554	10,471
Baldwin & Lyons, Inc., Class B	647	14,590
Blue Capital Reinsurance Holdings Ltd.	342	5,626
Citizens, Inc.(x)*	2,816	20,698
CNO Financial Group, Inc.	9,889	230,809
Crawford & Co., Class B	774	9,257
Donegal Group, Inc., Class A	553	8,920
eHealth, Inc.*	962	22,982
EMC Insurance Group, Inc.	477	13,428
Employers Holdings, Inc.	1,892	85,991
Enstar Group Ltd.*	657	146,084
FBL Financial Group, Inc., Class A	571	42,540
Federated National Holding Co.	815	12,722
Fidelity & Guaranty Life(x)	708	21,983
Genworth Financial, Inc., Class A*	28,959	111,492
Global Indemnity Ltd.*	518	21,963
Greenlight Capital Re Ltd., Class A*	1,851	40,074
Hallmark Financial Services, Inc.*	664	7,709
Hanover Insurance Group, Inc. (The)	26,200	2,539,565
HCI Group, Inc.(x)	503	19,240
Health Insurance Innovations, Inc., Class A(x)*	695	10,078
Heritage Insurance Holdings, Inc.(x)	1,658	21,902
Horace Mann Educators Corp.	44,861	1,765,280
Independence Holding Co.	231	5,833
Infinity Property & Casualty Corp.	605	56,991
Investors Title Co.	87	15,579
James River Group Holdings Ltd.	1,270	52,680
Kemper Corp.	2,347	124,391
Kingstone Cos., Inc.	555	9,047
Kinsale Capital Group, Inc.	898	38,767
Maiden Holdings Ltd.	3,737	29,709
MBIA, Inc.*	7,429	64,632
National General Holdings Corp.	2,881	55,056
National Western Life Group, Inc., Class A	132	46,068
Navigators Group, Inc. (The)	1,211	70,662
NI Holdings, Inc.*	634	11,349
Old Republic International Corp.	128,000	2,520,320
Primerica, Inc.	2,687	219,125
RLI Corp.	2,291	131,412
Safety Insurance Group, Inc.	867	66,152
Selective Insurance Group, Inc.	3,365	181,205
State Auto Financial Corp.	976	25,600
State National Cos., Inc.	1,824	38,286
Stewart Information Services Corp.	1,223	46,180
Third Point Reinsurance Ltd.*	4,518	70,481
Trupanion, Inc.(x)*	1,393	36,789
United Fire Group, Inc.	1,263	57,871
United Insurance Holdings Corp.(x)	1,128	18,386
Universal Insurance Holdings, Inc.	1,968	45,264
Validus Holdings Ltd.	36,500	1,796,165
WMIH Corp.*	12,817	12,176

		12,631,445

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
AG Mortgage Investment Trust, Inc. (REIT)	1,683	32,381
Anworth Mortgage Asset Corp. (REIT)	5,795	34,828
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	6,200	112,282
Ares Commercial Real Estate Corp. (REIT)	1,510	20,098
ARMOUR Residential REIT, Inc. (REIT)	2,190	58,904
Capstead Mortgage Corp. (REIT)	5,693	54,937
Cherry Hill Mortgage Investment Corp. (REIT)	697	12,616
CYS Investments, Inc. (REIT)	9,246	79,885
Dynex Capital, Inc. (REIT)	2,728	19,833
Ellington Residential Mortgage REIT (REIT)	442	6,418
Granite Point Mortgage Trust, Inc. (REIT)(x)	513	9,608
Great Ajax Corp. (REIT)	1,119	15,767
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	2,913	70,990
Invesco Mortgage Capital, Inc. (REIT)	6,888	117,992
KKR Real Estate Finance Trust, Inc. (REIT)(x)	655	13,781
Ladder Capital Corp. (REIT)	4,470	61,597
MTGE Investment Corp. (REIT)	2,676	51,914
New York Mortgage Trust, Inc. (REIT)(x)	7,005	43,081
Orchid Island Capital, Inc. (REIT)(x)	2,490	25,373
Owens Realty Mortgage, Inc. (REIT)	607	11,053
PennyMac Mortgage Investment Trust (REIT)‡	4,025	69,995
Redwood Trust, Inc. (REIT)	4,603	74,983
Resource Capital Corp. (REIT)	1,881	20,277

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sutherland Asset Management Corp. (REIT)(x)	1,121	$17,600
TPG RE Finance Trust, Inc. (REIT)*	524	10,359
Western Asset Mortgage Capital Corp. (REIT)	2,428	25,421

		1,071,973

Thrifts & Mortgage Finance (1.2%)
ASB Bancorp, Inc.*	170	7,667
Astoria Financial Corp.	5,569	119,734
Bank Mutual Corp.	2,506	25,436
BankFinancial Corp.	981	15,588
Bear State Financial, Inc.	1,109	11,378
Beneficial Bancorp, Inc.	4,100	68,060
BofI Holding, Inc.(x)*	3,579	101,894
Capitol Federal Financial, Inc.	7,695	113,117
Charter Financial Corp.	676	12,526
Clifton Bancorp, Inc.	1,143	19,111
Dime Community Bancshares, Inc.	1,866	40,119
Entegra Financial Corp.*	309	7,710
ESSA Bancorp, Inc.	457	7,175
Essent Group Ltd.*	4,756	192,618
Federal Agricultural Mortgage Corp., Class C	547	39,789
First Defiance Financial Corp.	586	30,759
Flagstar Bancorp, Inc.*	1,304	46,266
Greene County Bancorp, Inc.(x)	158	4,748
Hingham Institution for Savings	85	16,173
Home Bancorp, Inc.	345	14,428
HomeStreet, Inc.*	1,345	36,315
Impac Mortgage Holdings, Inc.*	610	7,967
Kearny Financial Corp.	5,028	77,180
LendingTree, Inc.*	379	92,647
Malvern Bancorp, Inc.(x)*	386	10,326
Meridian Bancorp, Inc.	2,837	52,910
Meta Financial Group, Inc.	553	43,355
MGIC Investment Corp.*	21,720	272,151
Nationstar Mortgage Holdings, Inc.*	1,822	33,835
NMI Holdings, Inc., Class A*	3,525	43,710
Northfield Bancorp, Inc.	2,535	43,982
Northwest Bancshares, Inc.	5,674	97,990
OceanFirst Financial Corp.	1,951	53,633
Ocwen Financial Corp.*	6,341	21,813
Oritani Financial Corp.	2,285	38,388
PCSB Financial Corp.*	1,124	21,199
PennyMac Financial Services, Inc., Class A*‡	1,023	18,209
PHH Corp.*	3,088	43,016
Provident Bancorp, Inc.*	253	5,857
Provident Financial Holdings, Inc.	382	7,487
Provident Financial Services, Inc.	3,699	98,652
Prudential Bancorp, Inc.	482	8,931
Radian Group, Inc.	12,687	237,119
Riverview Bancorp, Inc.	1,161	9,752
SI Financial Group, Inc.	638	9,538
Southern Missouri Bancorp, Inc.	353	12,881
Territorial Bancorp, Inc.	419	13,228
Timberland Bancorp, Inc.	374	11,721
TrustCo Bank Corp.	89,360	795,303
United Community Financial Corp.	3,132	30,067
United Financial Bancorp, Inc.	2,968	54,285
Walker & Dunlop, Inc.*	1,640	85,821
Washington Federal, Inc.	5,113	172,052
Waterstone Financial, Inc.	1,571	30,635
Western New England Bancorp, Inc.	1,685	18,367
WSFS Financial Corp.	1,785	87,019

		3,591,637

Total Financials		56,290,673

Health Care (8.7%)
Biotechnology (2.6%)
Abeona Therapeutics, Inc.(x)*	1,490	25,405
Acceleron Pharma, Inc.*	1,881	70,199
Achaogen, Inc.(x)*	2,013	32,107
Achillion Pharmaceuticals, Inc.*	6,793	30,501
Acorda Therapeutics, Inc.*	2,542	60,118
Adamas Pharmaceuticals, Inc.(x)*	824	17,444
Aduro Biotech, Inc.*	2,520	26,838
Advaxis, Inc.(x)*	2,460	10,283
Agenus, Inc.*	4,042	17,825
Aileron Therapeutics, Inc.(x)*	259	3,465
Aimmune Therapeutics, Inc.(x)*	2,024	50,175
Akebia Therapeutics, Inc.*	2,594	51,024
Alder Biopharmaceuticals, Inc.*	3,586	43,929
AMAG Pharmaceuticals, Inc.*	2,025	37,361
Amicus Therapeutics, Inc.(x)*	9,699	146,261
AnaptysBio, Inc.*	668	23,347
Anavex Life Sciences Corp.(x)*	2,089	8,648
Ardelyx, Inc.*	2,019	11,306
Arena Pharmaceuticals, Inc.*	2,275	58,013
Array BioPharma, Inc.(x)*	10,205	125,522
Asterias Biotherapeutics, Inc.(x)*	1,438	4,889
Atara Biotherapeutics, Inc.(x)*	1,472	24,362
Athenex, Inc.(x)*	335	5,866
Athersys, Inc.(x)*	6,448	13,283
Audentes Therapeutics, Inc.*	939	26,301
Avexis, Inc.*	1,460	141,226
Axovant Sciences Ltd.(x)*	1,846	12,700
Bellicum Pharmaceuticals, Inc.(x)*	1,682	19,427
BioCryst Pharmaceuticals, Inc.*	4,885	25,597
Biohaven Pharmaceutical Holding Co. Ltd.*	624	23,325
BioSpecifics Technologies Corp.*	308	14,328
BioTime, Inc.(x)*	4,411	12,527
Bluebird Bio, Inc.*	2,695	370,159
Blueprint Medicines Corp.*	2,306	160,659
Calithera Biosciences, Inc.*	1,888	29,736
Calyxt, Inc.(x)*	439	10,751
Cara Therapeutics, Inc.(x)*	1,661	22,739
Cascadian Therapeutics, Inc.(x)*	2,092	8,556
Catalyst Pharmaceuticals, Inc.(x)*	4,397	11,080
Celldex Therapeutics, Inc.(x)*	6,457	18,467
ChemoCentryx, Inc.*	1,355	10,054
Chimerix, Inc.*	3,003	15,766
Clovis Oncology, Inc.*	2,579	212,511
Coherus Biosciences, Inc.*	2,371	31,653
Conatus Pharmaceuticals, Inc.*	1,597	8,768
Concert Pharmaceuticals, Inc.*	993	14,647
Corbus Pharmaceuticals Holdings, Inc.(x)*	2,736	19,562
Corvus Pharmaceuticals, Inc.*	515	8,209
Curis, Inc.*	6,923	10,315
Cytokinetics, Inc.*	2,565	37,193
CytomX Therapeutics, Inc.*	1,788	32,488
Dynavax Technologies Corp.(x)*	3,551	76,347
Eagle Pharmaceuticals, Inc.(x)*	474	28,269
Edge Therapeutics, Inc.*	1,000	10,730
Editas Medicine, Inc.(x)*	1,923	46,171
Emergent BioSolutions, Inc.*	1,975	79,889
Enanta Pharmaceuticals, Inc.*	961	44,975
Epizyme, Inc.*	2,402	45,758
Esperion Therapeutics, Inc.*	995	49,869

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Exact Sciences Corp.*	6,935	$326,778
Fate Therapeutics, Inc.*	2,320	9,187
FibroGen, Inc.*	3,927	211,273
Five Prime Therapeutics, Inc.*	1,591	65,088
Flexion Therapeutics, Inc.(x)*	1,637	39,583
Fortress Biotech, Inc.*	2,082	9,202
Foundation Medicine, Inc.*	845	33,969
G1 Therapeutics, Inc.*	421	10,479
Genocea Biosciences, Inc.(x)*	1,752	2,558
Genomic Health, Inc.*	1,152	36,968
Geron Corp.(x)*	9,172	19,995
Global Blood Therapeutics, Inc.*	2,169	67,347
Halozyme Therapeutics, Inc.(x)*	6,940	120,548
Heron Therapeutics, Inc.*	2,503	40,423
Idera Pharmaceuticals, Inc.(x)*	6,803	15,171
Ignyta, Inc.*	3,081	38,050
Immune Design Corp.*	1,144	11,840
ImmunoGen, Inc.(x)*	4,929	37,707
Immunomedics, Inc.(x)*	6,072	84,887
Inovio Pharmaceuticals, Inc.*	4,587	29,082
Insmed, Inc.*	4,427	138,167
Insys Therapeutics, Inc.(x)*	1,581	14,039
Intellia Therapeutics, Inc.*	879	21,843
Invitae Corp.(x)*	2,405	22,535
Iovance Biotherapeutics, Inc.*	3,268	25,327
Ironwood Pharmaceuticals, Inc.(x)*	7,968	125,655
Jounce Therapeutics, Inc.(x)*	777	12,106
Karyopharm Therapeutics, Inc.*	2,081	22,849
Keryx Biopharmaceuticals, Inc.(x)*	5,046	35,827
Kindred Biosciences, Inc.*	1,274	10,001
Kite Pharma, Inc.*	2,885	518,753
Kura Oncology, Inc.*	856	12,797
La Jolla Pharmaceutical Co.*	1,081	37,597
Lexicon Pharmaceuticals, Inc.(x)*	2,455	30,172
Ligand Pharmaceuticals, Inc.(x)*	1,217	165,695
Loxo Oncology, Inc.*	1,342	123,625
MacroGenics, Inc.*	2,027	37,459
Madrigal Pharmaceuticals, Inc.(x)*	230	10,345
Matinas BioPharma Holdings, Inc.(x)*	3,264	4,308
MediciNova, Inc.*	1,842	11,734
Merrimack Pharmaceuticals, Inc.	776	11,283
Mersana Therapeutics, Inc.*	236	4,080
MiMedx Group, Inc.(x)*	6,126	72,777
Minerva Neurosciences, Inc.*	1,549	11,772
Miragen Therapeutics, Inc.*	771	7,055
Momenta Pharmaceuticals, Inc.*	4,317	79,865
Myriad Genetics, Inc.*	3,811	137,882
NantKwest, Inc.(x)*	1,887	10,341
Natera, Inc.*	1,936	24,955
NewLink Genetics Corp.(x)*	1,371	13,957
Novavax, Inc.(x)*	17,216	19,626
Novelion Therapeutics, Inc.*	911	6,404
Nymox Pharmaceutical Corp.*	1,732	6,616
Organovo Holdings, Inc.(x)*	6,115	13,575
Otonomy, Inc.*	1,740	5,655
Ovid therapeutics, Inc.(x)*	316	2,708
PDL BioPharma, Inc.*	8,996	30,496
Pieris Pharmaceuticals, Inc.*	2,113	12,171
Portola Pharmaceuticals, Inc.*	3,257	175,976
Progenics Pharmaceuticals, Inc.*	3,969	29,212
Protagonist Therapeutics, Inc.(x)*	481	8,499
Prothena Corp. plc(x)*	2,272	147,157
PTC Therapeutics, Inc.*	2,335	46,723
Puma Biotechnology, Inc.*	1,709	204,653
Ra Pharmaceuticals, Inc.*	725	10,585
Radius Health, Inc.(x)*	2,199	84,771
Recro Pharma, Inc.*	830	7,453
REGENXBIO, Inc.*	1,699	55,982
Repligen Corp.*	2,216	84,917
Retrophin, Inc.*	2,306	57,396
Rigel Pharmaceuticals, Inc.*	6,978	17,724
Sage Therapeutics, Inc.*	2,051	127,777
Sangamo Therapeutics, Inc.*	4,821	72,315
Sarepta Therapeutics, Inc.*	3,517	159,531
Selecta Biosciences, Inc.*	720	13,140
Seres Therapeutics, Inc.(x)*	1,130	18,125
Spark Therapeutics, Inc.*	1,580	140,873
Spectrum Pharmaceuticals, Inc.*	4,481	63,048
Stemline Therapeutics, Inc.(x)*	1,125	12,488
Strongbridge Biopharma plc(x)*	1,328	9,163
Syndax Pharmaceuticals, Inc.*	542	6,341
Synergy Pharmaceuticals, Inc.(x)*	14,039	40,713
Syros Pharmaceuticals, Inc.*	769	11,320
TG Therapeutics, Inc.(x)*	3,000	35,550
Tocagen, Inc.(x)*	520	6,479
Trevena, Inc.*	2,820	7,191
Ultragenyx Pharmaceutical, Inc.*	2,342	124,735
Vanda Pharmaceuticals, Inc.*	2,718	48,652
VBI Vaccines, Inc.*	1,298	4,997
Veracyte, Inc.*	1,447	12,690
Versartis, Inc.*	1,887	4,623
Voyager Therapeutics, Inc.*	727	14,969
vTv Therapeutics, Inc., Class A*	331	1,979
XBiotech, Inc.(x)*	1,101	4,811
Xencor, Inc.*	2,195	50,309
ZIOPHARM Oncology, Inc.(x)*	7,727	47,444

		7,621,421

Health Care Equipment & Supplies (2.9%)
Abaxis, Inc.	1,290	57,599
Accuray, Inc.(x)*	5,175	20,700
Analogic Corp.	689	57,704
AngioDynamics, Inc.*	2,247	38,401
Anika Therapeutics, Inc.*	881	51,098
Antares Pharma, Inc.(x)*	8,833	28,619
AtriCure, Inc.*	1,859	41,586
Atrion Corp.	82	55,104
AxoGen, Inc.(x)*	1,679	32,489
Cantel Medical Corp.	2,166	203,971
Cardiovascular Systems, Inc.*	1,877	52,838
Cerus Corp.*	6,200	16,926
ConforMIS, Inc.(x)*	2,242	7,892
CONMED Corp.	1,629	85,474
Corindus Vascular Robotics, Inc.(x)*	5,175	7,866
CryoLife, Inc.*	1,982	44,991
Cutera, Inc.*	810	33,494
Endologix, Inc.(x)*	5,166	23,040
Entellus Medical, Inc.(x)*	753	13,900
Exactech, Inc.*	656	21,615
FONAR Corp.*	372	11,346
GenMark Diagnostics, Inc.*	2,667	25,683
Glaukos Corp.*	1,648	54,384
Globus Medical, Inc., Class A*	4,200	124,824
Haemonetics Corp.*	3,117	139,860
Halyard Health, Inc.*	2,772	124,823
Heska Corp.*	389	34,267
Hill-Rom Holdings, Inc.	22,236	1,645,463
ICU Medical, Inc.*	897	166,707
Inogen, Inc.*	1,007	95,766
Insulet Corp.*	3,454	190,246
Integer Holdings Corp.*	1,843	94,269
Integra LifeSciences Holdings Corp.*	3,736	188,593
Invacare Corp.(x)	1,846	29,075

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
iRhythm Technologies, Inc.*	856	$44,409
K2M Group Holdings, Inc.*	2,353	49,907
Lantheus Holdings, Inc.*	1,804	32,111
LeMaitre Vascular, Inc.	824	30,834
LivaNova plc*	2,891	202,543
Masimo Corp.*	2,625	227,219
Meridian Bioscience, Inc.	2,396	34,263
Merit Medical Systems, Inc.*	2,893	122,519
Natus Medical, Inc.*	1,905	71,438
Neogen Corp.*	2,204	170,722
Nevro Corp.*	1,649	149,861
Novocure Ltd.*	3,403	67,550
NuVasive, Inc.*	3,021	167,545
NxStage Medical, Inc.*	3,846	106,150
Obalon Therapeutics, Inc.(x)*	521	4,965
OraSure Technologies, Inc.*	3,347	75,308
Orthofix International NV*	1,007	47,581
Oxford Immunotec Global plc*	1,420	23,856
Penumbra, Inc.*	1,742	157,303
Pulse Biosciences, Inc.(x)*	561	10,440
Quidel Corp.*	1,567	68,729
Quotient Ltd.(x)*	1,648	8,125
Rockwell Medical, Inc.(x)*	2,985	25,552
RTI Surgical, Inc.*	3,557	16,184
Sientra, Inc.(x)*	866	13,336
STAAR Surgical Co.*	2,458	30,602
STERIS plc	24,102	2,130,616
Surmodics, Inc.*	845	26,195
Tactile Systems Technology, Inc.*	565	17,487
Utah Medical Products, Inc.	182	13,386
Varex Imaging Corp.*	2,213	74,888
ViewRay, Inc.(x)*	1,806	10,403
Viveve Medical, Inc.(x)*	929	4,868
Wright Medical Group NV*	6,215	160,782

		8,218,290

Health Care Providers & Services (0.8%)
AAC Holdings, Inc.(x)*	563	5,591
Aceto Corp.	1,880	21,112
Addus HomeCare Corp.*	443	15,638
Almost Family, Inc.*	787	42,262
Amedisys, Inc.*	1,687	94,405
American Renal Associates Holdings, Inc.(x)*	559	8,368
AMN Healthcare Services, Inc.*	2,805	128,189
BioScrip, Inc.(x)*	7,215	19,841
BioTelemetry, Inc.*	1,636	53,988
Capital Senior Living Corp.*	1,548	19,427
Chemed Corp.	922	186,290
Civitas Solutions, Inc.*	963	17,767
Community Health Systems, Inc.(x)*	5,496	42,209
CorVel Corp.*	547	29,757
Cross Country Healthcare, Inc.*	2,082	29,627
Diplomat Pharmacy, Inc.*	2,691	55,731
Ensign Group, Inc. (The)	2,845	64,269
Genesis Healthcare, Inc.(x)*	2,594	3,009
HealthEquity, Inc.*	2,961	149,767
HealthSouth Corp.	5,737	265,911
Kindred Healthcare, Inc.	4,914	33,415
Landauer, Inc.	566	38,092
LHC Group, Inc.*	957	67,870
Magellan Health, Inc.*	1,409	121,597
Molina Healthcare, Inc.(x)*	2,570	176,713
National HealthCare Corp.	604	37,792
National Research Corp., Class A	608	22,922
Owens & Minor, Inc.	3,616	105,587
PetIQ, Inc.*	352	9,532
PharMerica Corp.*	1,754	51,392
Providence Service Corp. (The)*	666	36,017
R1 RCM, Inc.(x)*	6,288	23,328
RadNet, Inc.*	2,091	24,151
Select Medical Holdings Corp.*	6,393	122,746
Surgery Partners, Inc.(x)*	1,188	12,296
Teladoc, Inc.(x)*	3,200	106,080
Tenet Healthcare Corp.(x)*	4,821	79,209
Tivity Health, Inc.*	2,164	88,291
Triple-S Management Corp., Class B*	1,341	31,755
US Physical Therapy, Inc.	744	45,719

		2,487,662

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	10,776	153,342
Castlight Health, Inc., Class B(x)*	3,979	17,110
Computer Programs & Systems, Inc.(x)	731	21,601
Cotiviti Holdings, Inc.*	2,184	78,580
Evolent Health, Inc., Class A(x)*	2,992	53,258
HealthStream, Inc.*	1,500	35,055
HMS Holdings Corp.*	4,962	98,545
Inovalon Holdings, Inc., Class A(x)*	3,621	61,738
Medidata Solutions, Inc.*	3,307	258,145
NantHealth, Inc.*	1,099	4,528
Omnicell, Inc.*	2,178	111,187
Quality Systems, Inc.*	3,107	48,873
Simulations Plus, Inc.	652	10,106
Tabula Rasa HealthCare, Inc.*	577	15,429
Vocera Communications, Inc.*	1,648	51,698

		1,019,195

Life Sciences Tools & Services (1.3%)
Accelerate Diagnostics, Inc.(x)*	1,605	36,032
Cambrex Corp.*	1,926	105,930
Enzo Biochem, Inc.*	2,476	25,924
Fluidigm Corp.*	1,806	9,102
Gerresheimer AG	38,800	3,003,223
INC Research Holdings, Inc., Class A*	3,253	170,132
Luminex Corp.	2,237	45,478
Medpace Holdings, Inc.*	409	13,047
NanoString Technologies, Inc.*	1,092	17,647
NeoGenomics, Inc.*	3,432	38,198
Pacific Biosciences of California, Inc.(x)*	5,681	29,825
PAREXEL International Corp.*	2,953	260,100
PRA Health Sciences, Inc.*	2,910	221,655

		3,976,293

Pharmaceuticals (0.8%)
Aclaris Therapeutics, Inc.(x)*	1,381	35,644
Aerie Pharmaceuticals, Inc.(x)*	1,936	94,090
Akcea Therapeutics, Inc.(x)*	841	23,270
Amphastar Pharmaceuticals, Inc.*	2,266	40,493
ANI Pharmaceuticals, Inc.*	505	26,507
Aratana Therapeutics, Inc.(x)*	2,512	15,399
Assembly Biosciences, Inc.*	855	29,857
Catalent, Inc.*	7,405	295,607
Cempra, Inc.*	2,803	9,110
Clearside Biomedical, Inc.(x)*	1,280	11,187
Collegium Pharmaceutical, Inc.(x)*	1,407	14,759
Corcept Therapeutics, Inc.*	5,385	103,931
Corium International, Inc.(x)*	1,567	17,362
Depomed, Inc.*	3,564	20,636
Dermira, Inc.*	2,217	59,859
Dova Pharmaceuticals, Inc.(x)*	247	5,997
Durect Corp.*	8,128	14,387
Horizon Pharma plc*	9,665	122,552
Impax Laboratories, Inc.*	4,329	87,879

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Innoviva, Inc.(x)*	4,451	$62,848
Intersect ENT, Inc.*	1,504	46,850
Intra-Cellular Therapies, Inc.*	1,946	30,708
Kala Pharmaceuticals, Inc.*	430	9,821
Lannett Co., Inc.(x)*	1,577	29,096
Medicines Co. (The)(x)*	4,096	151,716
MyoKardia, Inc.*	1,142	48,935
Nektar Therapeutics*	8,799	211,175
Neos Therapeutics, Inc.(x)*	1,244	11,383
Ocular Therapeutix, Inc.(x)*	1,406	8,689
Omeros Corp.(x)*	2,638	57,034
Pacira Pharmaceuticals, Inc.*	2,322	87,191
Paratek Pharmaceuticals, Inc.*	1,383	34,713
Phibro Animal Health Corp., Class A	1,101	40,792
Prestige Brands Holdings, Inc.*	3,174	158,985
Reata Pharmaceuticals, Inc., Class A*	644	20,028
Revance Therapeutics, Inc.(x)*	1,383	38,102
SciClone Pharmaceuticals, Inc.*	3,190	35,728
Sienna Biopharmaceuticals, Inc.*	236	5,251
Sucampo Pharmaceuticals, Inc., Class A(x)*	1,337	15,777
Supernus Pharmaceuticals, Inc.*	2,811	112,440
Teligent, Inc.(x)*	2,726	18,291
Tetraphase Pharmaceuticals, Inc.*	2,848	19,480
TherapeuticsMD, Inc.(x)*	9,016	47,695
Theravance Biopharma, Inc.(x)*	2,464	84,367
WaVe Life Sciences Ltd.*	734	15,965
Zogenix, Inc.*	1,339	46,932
Zynerba Pharmaceuticals, Inc.*	711	5,944

		2,484,462

Total Health Care		25,807,323

Industrials (18.5%)
Aerospace & Defense (2.4%)
AAR Corp.	102,938	3,888,997
Aerojet Rocketdyne Holdings, Inc.*	4,106	143,751
Aerovironment, Inc.*	1,269	68,678
Astronics Corp.*	1,235	36,741
Axon Enterprise, Inc.(x)*	3,080	69,824
Cubic Corp.	2,104	107,304
Curtiss-Wright Corp.	2,592	270,967
DigitalGlobe, Inc.*	3,675	129,544
Ducommun, Inc.*	691	22,147
Engility Holdings, Inc.*	1,028	35,651
Esterline Technologies Corp.*	19,764	1,781,724
KeyW Holding Corp. (The)(x)*	2,970	22,602
KLX, Inc.*	3,076	162,813
Kratos Defense & Security Solutions, Inc.*	4,073	53,275
Mercury Systems, Inc.*	2,773	143,863
Moog, Inc., Class A*	1,900	158,517
National Presto Industries, Inc.(x)	310	33,000
Sparton Corp.*	589	13,671
Triumph Group, Inc.	2,882	85,740
Vectrus, Inc.*	674	20,786

		7,249,595

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,404	82,853
Atlas Air Worldwide Holdings, Inc.*	1,353	89,027
Echo Global Logistics, Inc.*	1,419	26,748
Forward Air Corp.	1,794	102,671
Hub Group, Inc., Class A*	1,921	82,507
Park-Ohio Holdings Corp.	565	25,764
Radiant Logistics, Inc.*	2,170	11,523

		421,093

Airlines (0.8%)
Allegiant Travel Co.	730	96,141
Hawaiian Holdings, Inc.*	3,166	118,883
SkyWest, Inc.	3,009	132,095
Spirit Airlines, Inc.*	64,400	2,151,604

		2,498,723

Building Products (3.2%)
AAON, Inc.	2,448	84,395
Advanced Drainage Systems, Inc.	2,059	41,695
American Woodmark Corp.*	842	81,043
Apogee Enterprises, Inc.	1,677	80,932
Armstrong Flooring, Inc.*	1,489	23,452
Builders FirstSource, Inc.*	5,741	103,281
Caesarstone Ltd.*	1,401	41,750
Continental Building Products, Inc.*	2,301	59,826
CSW Industrials, Inc.*	778	34,504
Gibraltar Industries, Inc.*	43,325	1,349,574
Griffon Corp.	5,649	125,408
Insteel Industries, Inc.	26,822	700,322
JELD-WEN Holding, Inc.*	3,166	112,456
Masonite International Corp.*	1,772	122,622
NCI Building Systems, Inc.*	2,474	38,594
Patrick Industries, Inc.*	956	80,400
PGT Innovations, Inc.*	2,853	42,652
Ply Gem Holdings, Inc.*	1,385	23,614
Quanex Building Products Corp.	2,009	46,107
Simpson Manufacturing Co., Inc.	75,563	3,705,609
Trex Co., Inc.*	1,758	158,343
Universal Forest Products, Inc.	22,405	2,199,275

		9,255,854

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	3,336	139,145
ACCO Brands Corp.*	6,390	76,041
Advanced Disposal Services, Inc.*	2,481	62,496
Aqua Metals, Inc.(x)*	1,026	7,028
ARC Document Solutions, Inc.*	2,500	10,225
Brady Corp., Class A	2,759	104,704
Brink’s Co. (The)	2,685	226,212
Casella Waste Systems, Inc., Class A*	2,409	45,289
CECO Environmental Corp.	1,795	15,186
Covanta Holding Corp.	6,988	103,772
Deluxe Corp.	2,822	205,893
Ennis, Inc.	1,462	28,728
Essendant, Inc.	2,315	30,489
Healthcare Services Group, Inc.	4,158	224,407
Heritage-Crystal Clean, Inc.*	896	19,488
Herman Miller, Inc.	3,554	127,589
HNI Corp.	2,620	108,651
Hudson Technologies, Inc.*	2,252	17,588
InnerWorkings, Inc.*	2,571	28,924
Interface, Inc.	3,666	80,285
Kimball International, Inc., Class B	2,202	43,534
Knoll, Inc.	2,820	56,400
LSC Communications, Inc.	1,816	29,982
Matthews International Corp., Class A	1,865	116,096
McGrath RentCorp	49,603	2,170,132
Mobile Mini, Inc.	2,607	89,811
MSA Safety, Inc.	1,989	158,145
Multi-Color Corp.	814	66,707
NL Industries, Inc.*	460	4,209
Quad/Graphics, Inc.	1,829	41,354
RR Donnelley & Sons Co.	4,108	42,312
SP Plus Corp.*	996	39,342
Steelcase, Inc., Class A	5,093	78,432
Team, Inc.(x)*	1,843	24,604

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Tetra Tech, Inc.	3,409	$158,689
UniFirst Corp.	912	138,168
US Ecology, Inc.	1,290	69,402
Viad Corp.	1,199	73,019
VSE Corp.	544	30,932
West Corp.	2,557	60,013

		5,153,423

Construction & Engineering (1.5%)
Aegion Corp.*	1,815	42,253
Ameresco, Inc., Class A*	1,393	10,865
Argan, Inc.	2,834	190,586
Chicago Bridge & Iron Co. NV(x)	5,972	100,330
Comfort Systems USA, Inc.	2,175	77,648
Dycom Industries, Inc.*	1,767	151,750
EMCOR Group, Inc.	24,539	1,702,515
Granite Construction, Inc.	28,367	1,643,867
Great Lakes Dredge & Dock Corp.*	3,766	18,265
HC2 Holdings, Inc.*	2,032	10,729
IES Holdings, Inc.*	494	8,546
KBR, Inc.	8,143	145,597
Layne Christensen Co.*	1,105	13,868
MasTec, Inc.*	3,887	180,357
MYR Group, Inc.*	935	27,246
Northwest Pipe Co.(x)*	566	10,765
NV5 Global, Inc.*	475	25,959
Orion Group Holdings, Inc.*	1,821	11,946
Primoris Services Corp.	2,309	67,931
Sterling Construction Co., Inc.*	1,564	23,820
Tutor Perini Corp.*	2,212	62,821

		4,527,664

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	442	11,200
Atkore International Group, Inc.*	2,030	39,605
AZZ, Inc.	1,533	74,657
Babcock & Wilcox Enterprises, Inc.*	2,910	9,690
Encore Wire Corp.	3,278	146,772
Energous Corp.(x)*	1,175	14,876
EnerSys	17,726	1,226,107
Generac Holdings, Inc.*	3,663	168,242
General Cable Corp.	2,963	55,853
LSI Industries, Inc.	1,357	8,970
Plug Power, Inc.(x)*	13,875	36,214
Powell Industries, Inc.	566	16,974
Preformed Line Products Co.	184	12,383
Regal Beloit Corp.	7,255	573,145
Revolution Lighting Technologies, Inc.(x)*	728	4,732
Sunrun, Inc.(x)*	5,274	29,271
Thermon Group Holdings, Inc.*	1,945	34,991
TPI Composites, Inc.*	660	14,744
Vicor Corp.*	942	22,231
Vivint Solar, Inc.(x)*	1,424	4,842

		2,505,499

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	7,200	722,088
Raven Industries, Inc.	2,139	69,304

		791,392

Machinery (5.6%)
Actuant Corp., Class A	3,522	90,163
Alamo Group, Inc.	547	58,731
Albany International Corp., Class A	1,705	97,867
Altra Industrial Motion Corp.	1,697	81,626
American Railcar Industries, Inc.(x)	469	18,103
Astec Industries, Inc.	14,369	804,808
Barnes Group, Inc.	2,926	206,107
Blue Bird Corp.*	335	6,901
Briggs & Stratton Corp.	2,434	57,199
Chart Industries, Inc.*	1,806	70,849
CIRCOR International, Inc.	972	52,906
Columbus McKinnon Corp.	1,253	47,451
Commercial Vehicle Group, Inc.*	1,537	11,297
DMC Global, Inc.	836	14,128
Douglas Dynamics, Inc.	1,324	52,166
Eastern Co. (The)	334	9,586
Energy Recovery, Inc.(x)*	2,192	17,317
EnPro Industries, Inc.	1,211	97,522
ESCO Technologies, Inc.	1,517	90,944
ExOne Co. (The)(x)*	759	8,622
Federal Signal Corp.	48,796	1,038,379
Franklin Electric Co., Inc.	2,756	123,607
FreightCar America, Inc.	650	12,714
Gencor Industries, Inc.*	453	7,995
Global Brass & Copper Holdings, Inc.	1,292	43,670
Gorman-Rupp Co. (The)	1,013	32,993
Graham Corp.	513	10,686
Greenbrier Cos., Inc. (The)(x)	1,637	78,822
Hardinge, Inc.	692	10,567
Harsco Corp.*	4,751	99,296
Hillenbrand, Inc.	5,556	215,851
Hurco Cos., Inc.	337	14,019
Hyster-Yale Materials Handling, Inc.	621	47,469
John Bean Technologies Corp.	1,832	185,215
Kadant, Inc.	632	62,284
Kennametal, Inc.	65,769	2,653,121
LB Foster Co., Class A*	502	11,421
Lindsay Corp.(x)	2,133	196,023
Lydall, Inc.*	974	55,810
Manitowoc Co., Inc. (The)*	168,523	1,516,707
Meritor, Inc.*	4,960	129,010
Milacron Holdings Corp.*	3,001	50,597
Miller Industries, Inc.	699	19,537
Mueller Industries, Inc.	49,456	1,728,487
Mueller Water Products, Inc., Class A	236,778	3,030,757
Navistar International Corp.*	2,950	130,007
NN, Inc.	1,574	45,646
Omega Flex, Inc.	203	14,584
Proto Labs, Inc.*	1,478	118,683
RBC Bearings, Inc.*	1,382	172,957
REV Group, Inc.	782	22,490
Rexnord Corp.*	6,206	157,694
Spartan Motors, Inc.	2,032	22,454
SPX Corp.*	2,554	74,934
SPX FLOW, Inc.*	2,458	94,780
Standex International Corp.	748	79,438
Sun Hydraulics Corp.	1,398	75,492
Tennant Co.	1,060	70,172
Titan International, Inc.	133,334	1,353,340
TriMas Corp.*	2,694	72,738
Twin Disc, Inc.*	507	9,435
Wabash National Corp.(x)	3,490	79,642
Watts Water Technologies, Inc., Class A	1,663	115,080
Woodward, Inc.	3,096	240,281

		16,219,177

Marine (0.0%)
Costamare, Inc.	2,321	14,344
Eagle Bulk Shipping, Inc.*	2,339	10,596
Genco Shipping & Trading Ltd.(x)*	450	5,216
Matson, Inc.	2,514	70,844
Navios Maritime Holdings, Inc.*	5,438	9,081
Safe Bulkers, Inc.*	2,881	7,894

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Scorpio Bulkers, Inc.*	3,470	$24,463

		142,438

Professional Services (0.5%)
Acacia Research Corp.*	3,153	14,346
Advisory Board Co. (The)*	2,399	128,646
Barrett Business Services, Inc.	416	23,516
BG Staffing, Inc.	446	7,381
CBIZ, Inc.*	3,021	49,091
Cogint, Inc.(x)*	928	4,547
CRA International, Inc.	473	19,417
Exponent, Inc.	1,521	112,402
Franklin Covey Co.*	513	10,414
FTI Consulting, Inc.*	2,248	79,759
GP Strategies Corp.*	716	22,089
Heidrick & Struggles International, Inc.	1,017	21,510
Hill International, Inc.*	1,876	8,911
Huron Consulting Group, Inc.*	1,273	43,664
ICF International, Inc.*	1,052	56,755
Insperity, Inc.	1,088	95,744
Kelly Services, Inc., Class A	1,881	47,194
Kforce, Inc.	1,457	29,431
Korn/Ferry International	3,044	120,025
Mistras Group, Inc.*	1,103	22,612
Navigant Consulting, Inc.*	2,761	46,716
On Assignment, Inc.*	3,021	162,167
Pendrell Corp.*	698	4,767
Resources Connection, Inc.	1,822	25,326
RPX Corp.*	2,586	34,342
TriNet Group, Inc.*	2,425	81,529
TrueBlue, Inc.*	2,470	55,452
WageWorks, Inc.*	2,314	140,460
Willdan Group, Inc.*	471	15,289

		1,483,502

Road & Rail (1.1%)
ArcBest Corp.	1,558	52,115
Avis Budget Group, Inc.*	4,454	169,519
Covenant Transportation Group, Inc., Class A*	672	19,475
Daseke, Inc.*	1,239	16,169
Heartland Express, Inc.	2,792	70,023
Hertz Global Holdings, Inc.(x)*	3,232	72,268
Knight-Swift Transportation Holdings, Inc.*	7,522	312,539
Marten Transport Ltd.	2,345	48,190
Roadrunner Transportation Systems, Inc.*	1,793	17,087
Saia, Inc.*	34,769	2,178,279
Schneider National, Inc., Class B	1,848	46,754
Universal Logistics Holdings, Inc.	572	11,697
Werner Enterprises, Inc.	2,822	103,144
YRC Worldwide, Inc.*	1,914	26,413

		3,143,672

Trading Companies & Distributors (0.5%)
Aircastle Ltd.	2,826	62,992
Applied Industrial Technologies, Inc.	2,279	149,958
Beacon Roofing Supply, Inc.*	3,940	201,924
BMC Stock Holdings, Inc.*	3,869	82,603
CAI International, Inc.*	909	27,561
DXP Enterprises, Inc.*	903	28,435
EnviroStar, Inc.(x)	207	5,724
Foundation Building Materials, Inc.*	799	11,298
GATX Corp.	2,247	138,325
GMS, Inc.*	1,563	55,330
H&E Equipment Services, Inc.	1,918	56,006
Herc Holdings, Inc.*	1,378	67,701
Huttig Building Products, Inc.(x)*	1,438	10,152
Kaman Corp.	1,605	89,527
Lawson Products, Inc.*	383	9,652
MRC Global, Inc.*	5,275	92,260
Neff Corp., Class A*	512	12,800
Nexeo Solutions, Inc.*	1,597	11,658
NOW, Inc.*	6,337	87,514
Rush Enterprises, Inc., Class A*	1,728	79,989
Rush Enterprises, Inc., Class B*	364	15,878
SiteOne Landscape Supply, Inc.*	2,031	118,001
Textainer Group Holdings Ltd.(x)*	1,680	28,812
Titan Machinery, Inc.*	1,223	18,993
Triton International Ltd.*	2,625	87,360
Veritiv Corp.*	712	23,140
Willis Lease Finance Corp.*	267	6,566

		1,580,159

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	2,962	27,843

Total Industrials		55,000,034

Information Technology (11.0%)
Communications Equipment (1.4%)
Acacia Communications, Inc.(x)*	1,048	49,361
ADTRAN, Inc.	2,870	68,880
Aerohive Networks, Inc.*	1,598	6,536
Applied Optoelectronics, Inc.(x)*	1,088	70,361
CalAmp Corp.*	2,026	47,105
Calix, Inc.*	2,763	13,953
Ciena Corp.*	8,408	184,724
Clearfield, Inc.(x)*	765	10,404
Comtech Telecommunications Corp.	1,341	27,531
Digi International, Inc.*	1,598	16,939
EMCORE Corp.*	1,204	9,873
Extreme Networks, Inc.*	6,445	76,631
Finisar Corp.*	6,646	147,342
Harmonic, Inc.*	4,877	14,875
Infinera Corp.*	8,545	75,794
InterDigital, Inc.	2,062	152,073
KVH Industries, Inc.*	1,099	13,133
Lumentum Holdings, Inc.*	3,573	194,192
NETGEAR, Inc.*	1,847	87,917
NetScout Systems, Inc.(x)*	68,055	2,201,578
Oclaro, Inc.(x)*	9,851	85,014
Plantronics, Inc.	1,972	87,202
Quantenna Communications, Inc.(x)*	1,310	22,021
Sonus Networks, Inc.*	2,501	19,133
Ubiquiti Networks, Inc.(x)*	1,376	77,084
ViaSat, Inc.(x)*	3,168	203,765
Viavi Solutions, Inc.*	13,611	128,760

		4,092,181

Electronic Equipment, Instruments & Components (2.5%)
Akoustis Technologies, Inc.(x)*	515	3,358
Anixter International, Inc.*	1,731	147,135
AVX Corp.	2,752	50,169
Badger Meter, Inc.	1,663	81,487
Bel Fuse, Inc., Class B	595	18,564
Belden, Inc.	2,443	196,735
Benchmark Electronics, Inc.*	2,975	101,596
Control4 Corp.*	1,460	43,012
CTS Corp.	1,940	46,754
Daktronics, Inc.	2,028	21,436
Electro Scientific Industries, Inc.*	1,933	26,907
ePlus, Inc.*	748	69,153
Fabrinet*	2,090	77,455
FARO Technologies, Inc.*	944	36,108
Fitbit, Inc., Class A(x)*	10,279	71,542
II-VI, Inc.*	3,583	147,440

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Insight Enterprises, Inc.*	2,109	$96,845
Iteris, Inc.*	1,412	9,390
Itron, Inc.*	2,035	157,611
KEMET Corp.*	2,835	59,904
Kimball Electronics, Inc.*	1,636	35,419
Knowles Corp.*	5,224	79,770
Littelfuse, Inc.	1,314	257,386
Maxwell Technologies, Inc.(x)*	1,926	9,880
Mesa Laboratories, Inc.	191	28,520
Methode Electronics, Inc.	2,128	90,121
MicroVision, Inc.*	4,218	11,726
MTS Systems Corp.	969	51,793
Napco Security Technologies, Inc.*	709	6,877
Novanta, Inc.*	1,903	82,971
OSI Systems, Inc.*	1,032	94,294
Park Electrochemical Corp.	1,093	20,221
PC Connection, Inc.	711	20,043
PCM, Inc.*	611	8,554
Plexus Corp.*	24,824	1,392,130
Radisys Corp.*	2,248	3,080
Rogers Corp.*	1,074	143,143
Sanmina Corp.*	4,397	163,349
ScanSource, Inc.*	1,449	63,249
SYNNEX Corp.	1,685	213,169
Systemax, Inc.	658	17,391
Tech Data Corp.*	2,090	185,697
TTM Technologies, Inc.*	5,469	84,059
VeriFone Systems, Inc.*	6,616	134,172
Vishay Intertechnology, Inc.	8,019	150,757
Vishay Precision Group, Inc.*	632	15,421
Zebra Technologies Corp., Class A*	23,600	2,562,487

		7,388,280

Internet Software & Services (1.2%)
2U, Inc.*	2,601	145,760
Alarm.com Holdings, Inc.*	1,176	53,132
Alteryx, Inc., Class A*	563	11,468
Amber Road, Inc.*	1,207	9,270
Angie’s List, Inc.*	2,503	31,187
Appfolio, Inc., Class A*	475	22,776
Apptio, Inc., Class A*	1,115	20,594
Bankrate, Inc.*	2,790	38,921
Bazaarvoice, Inc.*	5,178	25,631
Benefitfocus, Inc.(x)*	985	33,145
Blucora, Inc.*	2,489	62,972
Box, Inc., Class A*	4,660	90,031
Brightcove, Inc.*	2,159	15,545
Carbonite, Inc.*	1,548	34,056
Care.com, Inc.*	838	13,316
Cars.com, Inc.(x)*	4,277	113,811
ChannelAdvisor Corp.*	1,378	15,847
Cimpress NV*	1,485	145,025
Cloudera, Inc.(x)*	901	14,975
CommerceHub, Inc., Series A*	858	19,365
CommerceHub, Inc., Series C*	1,785	38,110
Cornerstone OnDemand, Inc.*	3,084	125,241
Coupa Software, Inc.*	1,846	57,503
DHI Group, Inc.*	3,162	8,221
Endurance International Group Holdings, Inc.(x)*	3,352	27,486
Envestnet, Inc.*	2,554	130,254
Etsy, Inc.*	6,869	115,949
Five9, Inc.*	3,054	72,991
Gogo, Inc.(x)*	3,483	41,134
GrubHub, Inc.(x)*	5,030	264,879
GTT Communications, Inc.*	1,796	56,843
Hortonworks, Inc.*	2,962	50,206
Instructure, Inc.*	1,315	43,592
Internap Corp.(x)*	4,954	21,550
j2 Global, Inc.	2,684	198,294
Leaf Group Ltd.*	704	4,858
Limelight Networks, Inc.*	4,199	16,670
Liquidity Services, Inc.*	1,457	8,596
LivePerson, Inc.*	3,352	45,420
Meet Group, Inc. (The)*	4,184	15,230
MINDBODY, Inc., Class A(x)*	2,382	61,575
MuleSoft, Inc., Class A(x)*	1,360	27,390
New Relic, Inc.*	1,737	86,503
NIC, Inc.	3,824	65,582
Nutanix, Inc., Class A(x)*	3,270	73,215
Okta, Inc.*	810	22,850
Ominto, Inc.(x)*	859	3,866
Q2 Holdings, Inc.*	1,853	77,177
QuinStreet, Inc.*	2,531	18,603
Quotient Technology, Inc.*	4,322	67,639
Reis, Inc.	600	10,800
Shutterstock, Inc.*	1,070	35,620
SPS Commerce, Inc.*	994	56,370
Stamps.com, Inc.(x)*	925	187,451
TechTarget, Inc.*	1,180	14,089
Tintri, Inc.(x)*	780	2,449
Trade Desk, Inc. (The), Class A*	1,362	83,777
TrueCar, Inc.(x)*	3,930	62,055
Tucows, Inc., Class A(x)*	552	32,320
Twilio, Inc., Class A(x)*	3,685	109,997
Veritone, Inc.(x)*	121	5,499
Web.com Group, Inc.*	2,232	55,800
XO Group, Inc.*	1,528	30,056
Yelp, Inc.*	4,623	200,176
Yext, Inc.(x)*	817	10,850

		3,661,563

IT Services (0.7%)
Acxiom Corp.*	4,634	114,182
Blackhawk Network Holdings, Inc.*	3,254	142,525
CACI International, Inc., Class A*	1,453	202,476
Cardtronics plc, Class A*	2,693	61,966
Cass Information Systems, Inc.	587	37,239
Convergys Corp.	5,586	144,622
CSG Systems International, Inc.	1,873	75,107
EPAM Systems, Inc.*	2,887	253,854
Everi Holdings, Inc.*	3,932	29,844
EVERTEC, Inc.	3,557	56,378
ExlService Holdings, Inc.*	1,942	113,257
Forrester Research, Inc.	569	23,813
Hackett Group, Inc. (The)	1,328	20,172
Information Services Group, Inc.*	1,996	8,024
ManTech International Corp., Class A	1,446	63,841
MAXIMUS, Inc.	3,750	241,875
MoneyGram International, Inc.*	1,798	28,966
Perficient, Inc.*	1,986	39,065
Planet Payment, Inc.*	2,713	11,639
Presidio, Inc.*	1,172	16,584
Science Applications International Corp.	2,604	174,077
ServiceSource International, Inc.*	4,666	16,144
StarTek, Inc.*	650	7,638
Sykes Enterprises, Inc.*	2,315	67,505
Syntel, Inc.	1,892	37,178
TeleTech Holdings, Inc.	791	33,024
Travelport Worldwide Ltd.	7,376	115,803
Unisys Corp.(x)*	3,175	26,988
Virtusa Corp.*	1,630	61,581

		2,225,367

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (3.5%)
Advanced Energy Industries, Inc.*	2,368	$191,240
Alpha & Omega Semiconductor Ltd.*	1,123	18,518
Ambarella, Inc.(x)*	1,928	94,491
Amkor Technology, Inc.*	6,117	64,534
Axcelis Technologies, Inc.*	1,740	47,589
AXT, Inc.*	2,287	20,926
Brooks Automation, Inc.	4,084	123,990
Cabot Microelectronics Corp.	1,481	118,376
CEVA, Inc.*	1,260	53,928
Cirrus Logic, Inc.*	3,782	201,656
Cohu, Inc.	81,948	1,953,640
Cree, Inc.*	5,799	163,474
CyberOptics Corp.*	426	6,923
Diodes, Inc.*	2,162	64,709
DSP Group, Inc.*	1,197	15,561
Entegris, Inc.*	8,308	239,686
FormFactor, Inc.*	4,279	72,101
GSI Technology, Inc.*	858	6,238
Ichor Holdings Ltd.*	974	26,103
Impinj, Inc.(x)*	1,031	42,900
Inphi Corp.(x)*	2,482	98,511
Integrated Device Technology, Inc.*	7,976	212,002
IXYS Corp.*	1,556	36,877
Kopin Corp.(x)*	3,432	14,311
Lattice Semiconductor Corp.*	6,803	35,444
MACOM Technology Solutions Holdings, Inc.(x)*	2,406	107,332
MaxLinear, Inc.*	3,565	84,669
MKS Instruments, Inc.	19,757	1,866,049
Monolithic Power Systems, Inc.	2,337	249,007
Nanometrics, Inc.*	1,397	40,234
NeoPhotonics Corp.(x)*	1,884	10,475
NVE Corp.	303	23,928
PDF Solutions, Inc.*	1,688	26,147
Photronics, Inc.*	113,243	1,002,201
Pixelworks, Inc.(x)*	1,762	8,299
Power Integrations, Inc.	1,702	124,586
Rambus, Inc.*	6,549	87,429
Rudolph Technologies, Inc.*	1,930	50,759
Semtech Corp.*	3,851	144,605
Sigma Designs, Inc.*	2,234	14,074
Silicon Laboratories, Inc.*	2,496	199,430
SMART Global Holdings, Inc.*	1,104	29,565
SunPower Corp.(x)*	3,707	27,024
Synaptics, Inc.(x)*	2,044	80,084
Ultra Clean Holdings, Inc.*	1,946	59,587
Veeco Instruments, Inc.*	2,844	60,862
Versum Materials, Inc.	52,214	2,026,946
Xcerra Corp.*	3,129	30,821
Xperi Corp.	2,871	72,636

		10,350,477

Software (1.5%)
8x8, Inc.*	5,214	70,389
A10 Networks, Inc.*	2,790	21,092
ACI Worldwide, Inc.*	6,931	157,888
Agilysys, Inc.*	989	11,819
American Software, Inc., Class A	1,687	19,164
Aspen Technology, Inc.*	4,405	276,679
Barracuda Networks, Inc.*	1,563	37,871
Blackbaud, Inc.	2,796	245,489
Blackline, Inc.(x)*	870	29,684
Bottomline Technologies de, Inc.*	2,345	74,641
BroadSoft, Inc.(x)*	1,804	90,741
Callidus Software, Inc.*	3,814	94,015
CommVault Systems, Inc.*	2,304	140,083
Digimarc Corp.(x)*	613	22,436
Ebix, Inc.(x)	1,423	92,851
Ellie Mae, Inc.*	2,015	165,492
Everbridge, Inc.(x)*	1,048	27,688
Exa Corp.(x)*	865	20,916
Fair Isaac Corp.	1,789	251,355
Gigamon, Inc.*	2,142	90,285
Glu Mobile, Inc.(x)*	6,591	24,782
HubSpot, Inc.*	2,000	168,100
Imperva, Inc.*	1,981	85,975
MicroStrategy, Inc., Class A*	560	71,518
Mitek Systems, Inc.*	1,879	17,851
MobileIron, Inc.*	3,376	12,491
Model N, Inc.*	1,444	21,588
Monotype Imaging Holdings, Inc.	2,401	46,219
Park City Group, Inc.(x)*	738	8,967
Paycom Software, Inc.(x)*	2,891	216,709
Paylocity Holding Corp.*	1,534	74,890
Pegasystems, Inc.	2,183	125,850
Progress Software Corp.	2,822	107,716
Proofpoint, Inc.*	2,555	222,847
PROS Holdings, Inc.*	1,564	37,739
QAD, Inc., Class A	598	20,541
Qualys, Inc.*	1,860	96,348
Rapid7, Inc.*	1,250	22,000
RealNetworks, Inc.*	1,654	7,939
RealPage, Inc.*	3,488	139,171
RingCentral, Inc., Class A*	3,710	154,893
Rosetta Stone, Inc.*	1,193	12,181
Rubicon Project, Inc. (The)*	2,379	9,254
SecureWorks Corp., Class A(x)*	364	4,495
Silver Spring Networks, Inc.*	2,404	38,873
Synchronoss Technologies, Inc.*	2,390	22,299
Telenav, Inc.*	1,705	10,827
TiVo Corp.	6,974	138,434
Upland Software, Inc.*	441	9,332
Varonis Systems, Inc.*	1,084	45,420
VASCO Data Security International, Inc.*	1,922	23,160
Verint Systems, Inc.*	3,718	155,598
VirnetX Holding Corp.(x)*	3,148	12,277
Workiva, Inc.*	1,391	29,002
Zendesk, Inc.*	5,772	168,023
Zix Corp.*	2,988	14,611

		4,318,498

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.(x)*	6,507	87,129
Avid Technology, Inc.*	2,272	10,315
CPI Card Group, Inc.(x)	1,132	1,336
Cray, Inc.*	2,342	45,552
Diebold Nixdorf, Inc.	4,474	102,231
Eastman Kodak Co.*	1,052	7,732
Electronics For Imaging, Inc.*	2,746	117,198
Immersion Corp.(x)*	1,807	14,763
Intevac, Inc.*	1,184	10,005
Pure Storage, Inc., Class A*	5,502	87,977
Quantum Corp.*	1,724	10,551
Stratasys Ltd.*	2,849	65,869
Super Micro Computer, Inc.*	2,297	50,764
USA Technologies, Inc.(x)*	2,922	18,263

		629,685

Total Information Technology		32,666,051

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (3.8%)
Chemicals (2.0%)
A Schulman, Inc.	19,971	$682,010
Advanced Emissions Solutions, Inc.(x)	261	2,863
AdvanSix, Inc.*	1,746	69,404
AgroFresh Solutions, Inc.*	1,323	9,301
American Vanguard Corp.	1,665	38,129
Balchem Corp.	1,884	153,150
Calgon Carbon Corp.	2,964	63,430
Chase Corp.	433	48,236
Codexis, Inc.*	2,084	13,859
Core Molding Technologies, Inc.	448	9,829
Ferro Corp.*	4,973	110,898
Flotek Industries, Inc.(x)*	3,436	15,977
FutureFuel Corp.	1,523	23,972
GCP Applied Technologies, Inc.*	4,236	130,045
Hawkins, Inc.	616	25,133
HB Fuller Co.	3,007	174,586
Ingevity Corp.*	20,833	1,301,437
Innophos Holdings, Inc.	1,141	56,126
Innospec, Inc.	1,418	87,420
Intrepid Potash, Inc.(x)*	5,841	25,467
KMG Chemicals, Inc.	578	31,721
Koppers Holdings, Inc.*	1,211	55,888
Kraton Corp.*	1,773	71,700
Kronos Worldwide, Inc.	1,221	27,875
LSB Industries, Inc.(x)*	1,302	10,338
Minerals Technologies, Inc.	14,199	1,003,158
OMNOVA Solutions, Inc.*	2,464	26,981
PolyOne Corp.	4,851	194,186
Quaker Chemical Corp.	775	114,661
Rayonier Advanced Materials, Inc.(x)	2,643	36,209
Sensient Technologies Corp.	11,996	922,732
Stepan Co.	1,187	99,304
Trecora Resources*	1,286	17,104
Tredegar Corp.	1,612	29,016
Trinseo SA	2,581	173,185
Tronox Ltd., Class A	3,864	81,530
Valhi, Inc.	1,231	2,991

		5,939,851

Construction Materials (0.1%)
Forterra, Inc.(x)*	1,012	4,554
Summit Materials, Inc., Class A*	6,383	204,448
United States Lime & Minerals, Inc.	141	11,844
US Concrete, Inc.*	911	69,509

		290,355

Containers & Packaging (0.1%)
AptarGroup, Inc.	398	34,351
Greif, Inc., Class A	1,441	84,357
Greif, Inc., Class B	357	22,937
Myers Industries, Inc.	1,399	29,309
UFP Technologies, Inc.*	388	10,903

		181,857

Metals & Mining (1.4%)
AK Steel Holding Corp.(x)*	18,695	104,505
Allegheny Technologies, Inc.(x)*	6,444	154,012
Ampco-Pittsburgh Corp.	502	8,735
Carpenter Technology Corp.	2,744	131,794
Century Aluminum Co.*	3,013	49,956
Cleveland-Cliffs, Inc.(x)*	18,496	132,246
Coeur Mining, Inc.*	10,732	98,627
Commercial Metals Co.	6,872	130,774
Compass Minerals International, Inc.(x)	2,018	130,968
Detour Gold Corp.*	74,200	818,266
Gold Resource Corp.	3,091	11,591
Handy & Harman Ltd.*	188	6,119
Haynes International, Inc.	695	24,957
Hecla Mining Co.	23,439	117,664
Kaiser Aluminum Corp.	918	94,683
Klondex Mines Ltd.*	10,846	39,479
Materion Corp.	1,057	45,610
OceanaGold Corp.	321,750	972,149
Olympic Steel, Inc.	512	11,264
Ramaco Resources, Inc.*	498	3,302
Reliance Steel & Aluminum Co.	9,900	754,083
Ryerson Holding Corp.*	738	8,007
Schnitzer Steel Industries, Inc., Class A	1,551	43,661
SunCoke Energy, Inc.*	3,736	34,147
TimkenSteel Corp.*	2,316	38,214
Warrior Met Coal, Inc.	1,035	24,395
Worthington Industries, Inc.	2,679	123,234

		4,112,442

Paper & Forest Products (0.2%)
Boise Cascade Co.*	2,283	79,677
Clearwater Paper Corp.*	933	45,950
Deltic Timber Corp.	614	54,296
KapStone Paper and Packaging Corp.	5,178	111,275
Louisiana-Pacific Corp.*	8,524	230,831
Neenah Paper, Inc.	988	84,523
PH Glatfelter Co.	2,401	46,699
Schweitzer-Mauduit International, Inc.	1,805	74,835
Verso Corp., Class A*	2,113	10,755

		738,841

Total Materials		11,263,346

Real Estate (5.6%)
Equity Real Estate Investment Trusts (REITs) (5.4%)
Acadia Realty Trust (REIT)	4,762	136,288
Agree Realty Corp. (REIT)	1,594	78,234
Alexander & Baldwin, Inc. (REIT)	2,776	128,612
Alexander’s, Inc. (REIT)	131	55,556
Altisource Residential Corp. (REIT)	2,905	32,275
American Assets Trust, Inc. (REIT)	2,408	95,766
Armada Hoffler Properties, Inc. (REIT)	2,592	35,796
Ashford Hospitality Prime, Inc. (REIT)	1,758	16,701
Ashford Hospitality Trust, Inc. (REIT)	4,408	29,401
Bluerock Residential Growth REIT, Inc. (REIT)	1,254	13,869
Brandywine Realty Trust (REIT)	140,300	2,453,846
CareTrust REIT, Inc. (REIT)	4,443	84,595
CatchMark Timber Trust, Inc. (REIT), Class A	2,465	31,084
CBL & Associates Properties, Inc. (REIT)(x)	10,041	84,244
Cedar Realty Trust, Inc. (REIT)	4,624	25,987
Chatham Lodging Trust (REIT)	2,288	48,780
Chesapeake Lodging Trust (REIT)	3,536	95,366
City Office REIT, Inc. (REIT)	1,641	22,597
Clipper Realty, Inc. (REIT)(x)	979	10,485
Community Healthcare Trust, Inc. (REIT)	920	24,803
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	689	24,356

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Cousins Properties, Inc. (REIT)	25,047	$233,939
DiamondRock Hospitality Co. (REIT)	11,985	131,236
Easterly Government Properties, Inc. (REIT)	2,167	44,792
EastGroup Properties, Inc. (REIT)	1,997	175,976
Education Realty Trust, Inc. (REIT)	4,409	158,415
Farmland Partners, Inc. (REIT)(x)	1,753	15,847
First Industrial Realty Trust, Inc. (REIT)	6,982	210,088
First Potomac Realty Trust (REIT)	3,358	37,408
Four Corners Property Trust, Inc. (REIT)	3,634	90,559
Franklin Street Properties Corp. (REIT)	6,181	65,642
GEO Group, Inc. (REIT) (The)	7,311	196,666
Getty Realty Corp. (REIT)	1,720	49,209
Gladstone Commercial Corp. (REIT)	1,600	35,632
Global Medical REIT, Inc. (REIT)(x)	961	8,630
Global Net Lease, Inc. (REIT)	3,986	87,254
Government Properties Income Trust (REIT)	4,878	91,560
Gramercy Property Trust (REIT)	8,843	267,501
Healthcare Realty Trust, Inc. (REIT)	7,162	231,619
Hersha Hospitality Trust (REIT)	2,287	42,698
Highwoods Properties, Inc. (REIT)	16,600	864,694
Independence Realty Trust, Inc. (REIT)	3,851	39,165
InfraREIT, Inc. (REIT)	2,504	56,014
Investors Real Estate Trust (REIT)	7,632	46,632
iStar, Inc. (REIT)*	4,059	47,896
Jernigan Capital, Inc. (REIT)(x)	770	15,824
Kite Realty Group Trust (REIT)	4,891	99,043
LaSalle Hotel Properties (REIT)	6,638	192,635
Lexington Realty Trust	13,022	133,085
LTC Properties, Inc. (REIT)	62,518	2,937,095
Mack-Cali Realty Corp. (REIT)	5,392	127,844
MedEquities Realty Trust, Inc. (REIT)	1,603	18,835
Monmouth Real Estate Investment Corp. (REIT)	4,128	66,832
National Health Investors, Inc. (REIT)	2,337	180,627
National Storage Affiliates Trust (REIT)	2,630	63,751
New Senior Investment Group, Inc. (REIT)	4,734	43,316
NexPoint Residential Trust, Inc. (REIT)	1,115	26,459
NorthStar Realty Europe Corp. (REIT)	3,176	40,685
One Liberty Properties, Inc. (REIT)	811	19,756
Parkway, Inc. (REIT)	2,496	57,483
Pebblebrook Hotel Trust (REIT)(x)	4,124	149,041
Pennsylvania REIT (REIT)(x)	3,959	41,530
Physicians Realty Trust (REIT)	10,414	184,640
Potlatch Corp. (REIT)	2,409	122,859
Preferred Apartment Communities, Inc. (REIT), Class A	1,974	37,269
PS Business Parks, Inc. (REIT)	1,169	156,062
QTS Realty Trust, Inc. (REIT), Class A	2,810	147,132
Quality Care Properties, Inc. (REIT)*	5,595	86,723
RAIT Financial Trust (REIT)(x)	6,074	4,434
Ramco-Gershenson Properties Trust (REIT)	4,641	60,379
Retail Opportunity Investments Corp. (REIT)	6,458	122,767
Rexford Industrial Realty, Inc. (REIT)	4,054	116,025
RLJ Lodging Trust (REIT)	10,111	222,442
Ryman Hospitality Properties, Inc. (REIT)	2,667	166,661
Sabra Health Care REIT, Inc. (REIT)	10,327	226,574
Safety Income and Growth, Inc. (REIT)	413	7,698
Saul Centers, Inc. (REIT)	646	39,994
Select Income REIT (REIT)	3,824	89,558
Seritage Growth Properties (REIT), Class A(x)	1,485	68,414
STAG Industrial, Inc. (REIT)	5,461	150,014
Starwood Waypoint Homes (REIT)*	7,475	271,866
Summit Hotel Properties, Inc. (REIT)	6,110	97,699
Sunstone Hotel Investors, Inc. (REIT)	113,921	1,830,710
Terreno Realty Corp. (REIT)	3,006	108,757
Tier REIT, Inc. (REIT)	2,788	53,808
UMH Properties, Inc. (REIT)	1,769	27,508
Universal Health Realty Income Trust (REIT)	741	55,938
Urban Edge Properties (REIT)	5,817	140,306
Urstadt Biddle Properties, Inc. (REIT), Class A	1,676	36,369
Washington Prime Group, Inc. (REIT)	11,069	92,205
Washington REIT (REIT)	4,628	151,613
Whitestone REIT (REIT)(x)	2,145	27,992
Xenia Hotels & Resorts, Inc. (REIT)	6,421	135,162

		16,011,132

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA(x)*	583	15,082
Consolidated-Tomoka Land Co.	218	13,095
Forestar Group, Inc.(r)*†	2,209	37,995
FRP Holdings, Inc.*	360	16,290
HFF, Inc., Class A	2,180	86,242
Kennedy-Wilson Holdings, Inc.(x)	4,932	91,490
Marcus & Millichap, Inc.*	889	23,994
Maui Land & Pineapple Co., Inc.*	397	5,538
RE/MAX Holdings, Inc., Class A	1,044	66,346
Redfin Corp.(x)*	523	13,122
RMR Group, Inc. (The), Class A	415	21,310
St Joe Co. (The)*	2,825	53,251
Stratus Properties, Inc.	391	11,847
Tejon Ranch Co.*	881	18,589
Trinity Place Holdings, Inc.*	1,020	7,160

		481,351

Total Real Estate		16,492,483

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
ATN International, Inc.	624	32,885
Cincinnati Bell, Inc.*	2,482	49,268
Cogent Communications Holdings, Inc.	2,480	121,272
Consolidated Communications Holdings, Inc.	3,898	74,374
Frontier Communications Corp.(x)	4,638	54,682
General Communication, Inc., Class A*	1,587	64,734
Globalstar, Inc.(x)*	27,830	45,363
Hawaiian Telcom Holdco, Inc.*	398	11,868
IDT Corp., Class B	1,039	14,629
Intelsat SA(x)*	2,039	9,583

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Iridium Communications, Inc.(x)*	4,886	$50,326
Lumos Networks Corp.*	1,202	21,540
Ooma, Inc.*	1,056	11,141
ORBCOMM, Inc.(x)*	34,483	361,036
pdvWireless, Inc.(x)*	631	18,804
Straight Path Communications, Inc., Class B*	574	103,705
Vonage Holdings Corp.*	11,791	95,979
Windstream Holdings, Inc.(x)	11,595	20,523

		1,161,712

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,029	43,360
Shenandoah Telecommunications Co.	2,736	101,779
Spok Holdings, Inc.	1,295	19,878

		165,017

Total Telecommunication Services		1,326,729

Utilities (3.6%)
Electric Utilities (1.4%)
ALLETE, Inc.	3,014	232,952
El Paso Electric Co.	2,401	132,655
Genie Energy Ltd., Class B	857	5,613
IDACORP, Inc.	34,147	3,002,546
MGE Energy, Inc.	2,074	133,980
Otter Tail Corp.	2,326	100,832
PNM Resources, Inc.	4,686	188,846
Portland General Electric Co.	5,273	240,660
Spark Energy, Inc., Class A	628	9,420

		4,047,504

Gas Utilities (1.6%)
Chesapeake Utilities Corp.	942	73,712
New Jersey Resources Corp.	5,041	212,478
Northwest Natural Gas Co.	1,682	108,321
ONE Gas, Inc.	3,077	226,590
RGC Resources, Inc.(x)	392	11,199
South Jersey Industries, Inc.	4,757	164,259
Southwest Gas Holdings, Inc.	2,786	216,249
Spire, Inc.	45,229	3,376,346
WGL Holdings, Inc.	3,010	253,442

		4,642,596

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	7,535	18,461
Dynegy, Inc.*	6,499	63,625
NRG Yield, Inc., Class A	2,022	38,357
NRG Yield, Inc., Class C	3,758	72,530
Ormat Technologies, Inc.	2,359	144,017
Pattern Energy Group, Inc.	4,163	100,328
TerraForm Global, Inc., Class A*	5,124	24,339
TerraForm Power, Inc., Class A*	4,756	62,874

		524,531

Multi-Utilities (0.2%)
Avista Corp.	3,832	198,383
Black Hills Corp.	3,130	215,563
NorthWestern Corp.	2,912	165,809
Unitil Corp.	807	39,914

		619,669

Water Utilities (0.2%)
American States Water Co.	2,156	106,183
AquaVenture Holdings Ltd.*	705	9,518
Artesian Resources Corp., Class A	433	16,367
Cadiz, Inc.(x)*	1,274	16,180
California Water Service Group	2,856	108,956
Connecticut Water Service, Inc.	5,640	334,452
Consolidated Water Co. Ltd.	995	12,736
Global Water Resources, Inc.	477	4,493
Middlesex Water Co.	914	35,893
Pure Cycle Corp.*	984	7,380
SJW Group	963	54,506
York Water Co. (The)	791	26,815

		733,479

Total Utilities		10,567,779

Total Common Stocks (86.5%) (Cost $176,135,734)		256,478,177

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.4%)
Energy (0.3%)
Energy Equipment & Services (0.3%)
Unit Corp.
6.625%, 5/15/21	$1,057,000	1,059,643

Total Energy		1,059,643

Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc.
6.000%, 3/1/27	246,000	253,380

Total Industrials		253,380

Total Corporate Bonds		1,313,023

Total Long-Term Debt Securities (0.4%) (Cost $1,264,775)		1,313,023

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR(r)*†	9,594	7,987

Total Health Care		7,987

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)*†	2,504	—

Total Information Technology		—

Total Rights (0.0%) (Cost $—)		7,987

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (7.7%)
JPMorgan Prime Money Market Fund, IM Shares	22,866,727	22,873,587

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.0%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $2,500,219, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $2,550,000.(xx)	$2,500,000	2,500,000

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $1,300,173, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $1,326,708.(xx)	$1,300,000	$1,300,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,400,123, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $1,428,000.(xx)	1,400,000	1,400,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $500,052, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $510,005.(xx)	500,000	500,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $700,073, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $714,003.(xx)	700,000	700,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,300,130, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $1,326,007.(xx)	1,300,000	1,300,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,700,170, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $1,734,006.(xx)	1,700,000	1,700,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $956,756, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $975,805.(xx)	956,671	956,671
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $800,069, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $816,622.(xx)	800,000	800,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $800,166, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $816,622.(xx)	800,000	800,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $1,000,098, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18- 2/15/45; total market value $1,020,100.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $2,000,408, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $2,040,005.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		14,956,671

Total Short-Term Investments (12.7%) (Cost $37,830,258)		37,830,258

Total Investments (99.6%) (Cost $215,230,767)		295,629,445
Other Assets Less Liabilities (0.4%)		1,273,953

Net Assets (100%)		$296,903,398

*	Non-income producing.

†	Securities (totaling $45,982 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $14,564,610. This was secured by cash collateral of $14,956,671 which was subsequently invested in joint repurchase agreements with a total value of $14,956,671, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $3,614 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.250%, maturing 10/12/17-11/15/46.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A	1,023	17,033	—	—	—	1,176	18,209	—	—
PennyMac Mortgage Investment Trust (REIT)	4,025	69,163	—	(3,439)	(284)	4,555	69,995	3,972	—

Total		86,196	—	(3,439)	(284)	5,731	88,204	3,972	—

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	389	12/2017	USD	29,036,905	1,803,604

					1,803,604

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$23,162,030	$—	$—		$23,162,030
Consumer Staples	7,484,331	1,908,991	—		9,393,322
Energy	12,425,783	2,082,624	—		14,508,407
Financials	56,290,673	—	—		56,290,673
Health Care	22,804,100	3,003,223	—		25,807,323
Industrials	55,000,034	—	—		55,000,034
Information Technology	32,666,051	—	—		32,666,051
Materials	11,263,346	—	—		11,263,346
Real Estate	16,454,488	—	37,995		16,492,483
Telecommunication Services	1,326,729	—	—		1,326,729
Utilities	10,567,779	—	—		10,567,779
Corporate Bonds
Energy	—	1,059,643	—		1,059,643
Industrials	—	253,380	—		253,380
Futures	1,803,604	—	—		1,803,604
Rights
Health Care	—	—	7,987		7,987
Information Technology	—	—	—	(c)	—	(c)
Short-Term Investments
Investment Companies	22,873,587	—	—		22,873,587
Repurchase Agreements	—	14,956,671	—		14,956,671

Total Assets	$274,122,535	$23,264,532	$45,982		$297,433,049

Total Liabilities	$—	$—	$—		$—

Total	$274,122,535	$23,264,532	$45,982		$297,433,049

(a)	A security with a market value of $18,664 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $37,995 transferred from Level 1 to Level 3 since the beginning of the period due to inactive trading.

(c)	Value is zero.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,943,444
Aggregate gross unrealized depreciation	(11,794,941)

Net unrealized appreciation	$82,148,503

Federal income tax cost of investment securities and derivative instruments, if applicable	$215,284,546

See Notes to Portfolio of Investments.

22

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	63,184	$15,981,129
SPDR S&P 500 Fund Trust	357,840	89,900,144
Vanguard S&P500 Fund(x)	69,349	16,002,975

Total Exchange Traded Funds (29.8%) (Cost $110,162,530)		121,884,248

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (41.3%)
U.S. Treasury Notes
2.250%, 11/15/25	$169,070,000	169,070,000

Total Long-Term Debt Securities (41.3%) (Cost $172,114,851)		169,070,000

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (24.1%)
Goldman Sachs Financial Square Funds - Government Fund‡	18,950,323	18,950,323
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	18,563,582	18,563,582
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	18,370,211	18,370,211
JPMorgan Prime Money Market Fund, IM Shares	42,881,755	42,894,620

Total Investment Companies		98,778,736

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.2%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $600,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $612,000.(xx)	$600,000	600,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $3,000,400, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $3,061,634.(xx)	3,000,000	3,000,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $600,053, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $612,000.(xx)	600,000	600,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $200,021, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $204,002.(xx)	200,000	200,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $300,031, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $306,001.(xx)	300,000	300,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $600,060, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $612,003.(xx)	600,000	600,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $800,080, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $816,003.(xx)	800,000	800,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,538,719, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,569,354.(xx)	1,538,583	1,538,583
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $400,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $408,311.(xx)	400,000	400,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $102,000.(xx)	100,000	100,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $1,000,204, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $1,020,002.(xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		9,138,583

Total Short-Term Investments (26.3%) (Cost $107,917,089)		107,917,319

Total Investments (97.4%) (Cost $390,194,470)		398,871,567
Other Assets Less Liabilities (2.6%)		10,732,334

Net Assets (100%)		$409,603,901

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $8,983,256. This was secured by cash collateral of $9,138,583 which was subsequently invested in joint repurchase agreements with a total value of $9,138,583, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Goldman Sachs Financial Square Funds - Government Fund	18,950,323	—	18,950,323	—	—	—	18,950,323	66,147	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	18,563,582	—	18,563,582	—	—	—	18,563,582	62,954	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	18,370,211	—	18,370,211	—	—	—	18,370,211	69,288	—

Total		—	55,884,116	—	—	—	55,884,116	198,389	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	732	12/2017	EUR	30,937,793	616,123
FTSE 100 Index	205	12/2017	GBP	20,134,136	(65,584)
Russell 2000 E-Mini Index	273	12/2017	USD	20,378,085	1,090,258
S&P Midcap 400 E-Mini Index	173	12/2017	USD	31,065,610	1,341,255
TOPIX Index	141	12/2017	JPY	20,988,669	1,175,259

					4,157,311

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/GOLDMAN SACHS STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$121,884,248	$—	$—	$121,884,248
Futures	4,222,895	—	—	4,222,895
Short-Term Investments
Investment Companies	98,778,736	—	—	98,778,736
Repurchase Agreements	—	9,138,583	—	9,138,583
U.S. Treasury Obligations	—	169,070,000	—	169,070,000

Total Assets	$224,885,879	$178,208,583	$—	$403,094,462

Liabilities:
Futures	$(65,584)	$—	$—	$(65,584)

Total Liabilities	$(65,584)	$—	$—	$(65,584)

Total	$224,820,295	$178,208,583	$—	$403,028,878

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,839,455
Aggregate gross unrealized depreciation	(3,174,129)

Net unrealized appreciation	$12,665,326

Federal income tax cost of investment securities and derivative instruments, if applicable	$390,363,552

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.1%)
Auto Components (0.1%)
BorgWarner, Inc.	479	$24,539
Delphi Automotive plc	673	66,223
Goodyear Tire & Rubber Co. (The)	698	23,209

		113,971

Automobiles (0.1%)
Ford Motor Co.	10,034	120,107
General Motors Co.	3,635	146,781
Harley-Davidson, Inc.	450	21,695

		288,583

Distributors (0.0%)
Genuine Parts Co.	388	37,112
LKQ Corp.*	802	28,864

		65,976

Diversified Consumer Services (0.0%)
H&R Block, Inc.	538	14,246

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	1,058	68,315
Chipotle Mexican Grill, Inc.*	79	24,319
Darden Restaurants, Inc.	324	25,525
Hilton Worldwide Holdings, Inc.	525	36,461
Marriott International, Inc., Class A	784	86,444
McDonald’s Corp.	2,104	329,654
MGM Resorts International	1,187	38,684
Royal Caribbean Cruises Ltd.	423	50,142
Starbucks Corp.	3,714	199,479
Wyndham Worldwide Corp.	261	27,512
Wynn Resorts Ltd.	215	32,018
Yum Brands, Inc.	873	64,262

		982,815

Household Durables (0.1%)
DR Horton, Inc.	914	36,496
Garmin Ltd.	330	17,810
Leggett & Platt, Inc.	343	16,371
Lennar Corp., Class A	515	27,192
Mohawk Industries, Inc.*	174	43,067
Newell Brands, Inc.	1,252	53,424
PulteGroup, Inc.	662	18,092
Whirlpool Corp.	187	34,490

		246,942

Internet & Direct Marketing Retail (0.7%)
Amazon.com, Inc.*	1,026	986,344
Expedia, Inc.	324	46,637
Netflix, Inc.*	1,117	202,568
Priceline Group, Inc. (The)*	128	234,345
TripAdvisor, Inc.*	294	11,916

		1,481,810

Leisure Products (0.0%)
Hasbro, Inc.	311	30,376
Mattel, Inc.	836	12,941

		43,317

Media (0.7%)
CBS Corp. (Non-Voting), Class B	915	53,070
Charter Communications, Inc., Class A*	553	200,971
Comcast Corp., Class A	12,257	471,649
Discovery Communications, Inc., Class A*	451	9,602
Discovery Communications, Inc., Class C*	478	9,684
DISH Network Corp., Class A*	587	31,833
Interpublic Group of Cos., Inc. (The)	1,011	21,019
News Corp., Class A	1,142	15,142
News Corp., Class B	370	5,051
Omnicom Group, Inc.	625	46,294
Scripps Networks Interactive, Inc., Class A	251	21,558
Time Warner, Inc.	1,985	203,363
Twenty-First Century Fox, Inc., Class A	2,819	74,365
Twenty-First Century Fox, Inc., Class B	1,330	34,301
Viacom, Inc., Class B	928	25,836
Walt Disney Co. (The)	3,775	372,102

		1,595,840

Multiline Retail (0.1%)
Dollar General Corp.	655	53,088
Dollar Tree, Inc.*	602	52,266
Kohl’s Corp.	397	18,123
Macy’s, Inc.	687	14,990
Nordstrom, Inc.	337	15,890
Target Corp.	1,449	85,505

		239,862

Specialty Retail (0.6%)
Advance Auto Parts, Inc.	193	19,146
AutoZone, Inc.*	70	41,658
Best Buy Co., Inc.	647	36,853
CarMax, Inc.*	495	37,526
Foot Locker, Inc.	352	12,397
Gap, Inc. (The)	460	13,584
Home Depot, Inc. (The)	3,116	509,654
L Brands, Inc.	594	24,716
Lowe’s Cos., Inc.	2,259	180,584
O’Reilly Automotive, Inc.*	238	51,258
Ross Stores, Inc.	988	63,795
Signet Jewelers Ltd.	179	11,912
Tiffany & Co.	287	26,341
TJX Cos., Inc. (The)	1,631	120,254
Tractor Supply Co.	293	18,544
Ulta Beauty, Inc.*	151	34,135

		1,202,357

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	690	27,793
Hanesbrands, Inc.	954	23,507
Michael Kors Holdings Ltd.*	448	21,437
NIKE, Inc., Class B	3,397	176,134
PVH Corp.	183	23,069
Ralph Lauren Corp.	145	12,802
Under Armour, Inc., Class A*	600	9,888
Under Armour, Inc., Class C*	338	5,077
VF Corp.	791	50,284

		349,991

Total Consumer Discretionary		6,625,710

Consumer Staples (2.2%)
Beverages (0.6%)
Brown-Forman Corp., Class B	447	24,272
Coca-Cola Co. (The)	9,978	449,109
Constellation Brands, Inc., Class A	451	89,952
Dr Pepper Snapple Group, Inc.	483	42,731
Molson Coors Brewing Co., Class B	493	40,249
Monster Beverage Corp.*	1,034	57,129
PepsiCo, Inc.	3,697	411,956

		1,115,398

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	1,135	$186,469
CVS Health Corp.	2,619	212,977
Kroger Co. (The)	2,457	49,287
Sysco Corp.	1,254	67,653
Walgreens Boots Alliance, Inc.	2,235	172,587
Wal-Mart Stores, Inc.	3,822	298,652

		987,625

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,523	64,743
Campbell Soup Co.	523	24,487
Conagra Brands, Inc.	974	32,863
General Mills, Inc.	1,493	77,278
Hershey Co. (The)	364	39,738
Hormel Foods Corp.	644	20,698
JM Smucker Co. (The)	319	33,473
Kellogg Co.	651	40,603
Kraft Heinz Co. (The)	1,521	117,953
McCormick & Co., Inc. (Non- Voting)	288	29,560
Mondelez International, Inc., Class A	3,904	158,736
Tyson Foods, Inc., Class A	786	55,374

		695,506

Household Products (0.4%)
Church & Dwight Co., Inc.	622	30,136
Clorox Co. (The)	330	43,530
Colgate-Palmolive Co.	2,299	167,482
Kimberly-Clark Corp.	903	106,265
Procter & Gamble Co. (The)	6,633	603,471

		950,884

Personal Products (0.0%)
Coty, Inc., Class A	1,086	17,952
Estee Lauder Cos., Inc. (The), Class A	557	60,066

		78,018

Tobacco (0.4%)
Altria Group, Inc.	5,032	319,129
Philip Morris International, Inc.	4,030	447,371

		766,500

Total Consumer Staples		4,593,931

Energy (1.6%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co.	1,077	39,440
Halliburton Co.	2,200	101,266
Helmerich & Payne, Inc.	335	17,457
National Oilwell Varco, Inc.	1,034	36,945
Schlumberger Ltd.	3,582	249,879
TechnipFMC plc*	1,167	32,583

		477,570

Oil, Gas & Consumable Fuels (1.4%)
Anadarko Petroleum Corp.	1,475	72,054
Andeavor	287	29,604
Apache Corp.	1,016	46,533
Cabot Oil & Gas Corp.	1,300	34,775
Chesapeake Energy Corp.*	2,294	9,864
Chevron Corp.	4,910	576,925
Cimarex Energy Co.	223	25,348
Concho Resources, Inc.*	378	49,790
ConocoPhillips	3,192	159,760
Devon Energy Corp.	1,333	48,934
EOG Resources, Inc.	1,512	146,271
EQT Corp.	430	28,053
Exxon Mobil Corp.	10,964	898,829
Hess Corp.	764	35,824
Kinder Morgan, Inc.	4,859	93,196
Marathon Oil Corp.	2,306	31,269
Marathon Petroleum Corp.	1,361	76,325
Newfield Exploration Co.*	584	17,327
Noble Energy, Inc.	1,160	32,898
Occidental Petroleum Corp.	1,964	126,108
ONEOK, Inc.	968	53,637
Phillips 66	1,155	105,810
Pioneer Natural Resources Co.	437	64,475
Range Resources Corp.	541	10,587
Valero Energy Corp.	1,197	92,085
Williams Cos., Inc. (The)	2,078	62,361

		2,928,642

Total Energy		3,406,212

Financials (3.8%)
Banks (1.7%)
Bank of America Corp.	25,840	654,786
BB&T Corp.	2,067	97,025
Citigroup, Inc.	7,104	516,745
Citizens Financial Group, Inc.	1,248	47,262
Comerica, Inc.	456	34,775
Fifth Third Bancorp	2,041	57,107
Huntington Bancshares, Inc.	2,887	40,303
JPMorgan Chase & Co.	9,212	879,837
KeyCorp	2,730	51,379
M&T Bank Corp.	400	64,416
People’s United Financial, Inc.	941	17,070
PNC Financial Services Group, Inc. (The)	1,264	170,349
Regions Financial Corp.	2,992	45,568
SunTrust Banks, Inc.	1,238	73,995
US Bancorp	4,150	222,399
Wells Fargo & Co.	11,682	644,262
Zions Bancorp	484	22,835

		3,640,113

Capital Markets (0.8%)
Affiliated Managers Group, Inc.	148	28,095
Ameriprise Financial, Inc.	376	55,840
Bank of New York Mellon Corp. (The)	2,659	140,980
BlackRock, Inc.	319	142,621
CBOE Holdings, Inc.	231	24,863
Charles Schwab Corp. (The)	3,184	139,268
CME Group, Inc.	888	120,484
E*TRADE Financial Corp.*	667	29,088
Franklin Resources, Inc.	860	38,279
Goldman Sachs Group, Inc. (The)	944	223,906
Intercontinental Exchange, Inc.	1,551	106,554
Moody’s Corp.	417	58,051
Morgan Stanley	3,724	179,384
Nasdaq, Inc.	294	22,806
Northern Trust Corp.	561	51,573
Raymond James Financial, Inc.	329	27,745
S&P Global, Inc.	675	105,509
State Street Corp.	939	89,712
T. Rowe Price Group, Inc.	595	53,937

		1,638,695

Consumer Finance (0.2%)
American Express Co.	1,933	174,858
Capital One Financial Corp.	1,277	108,111
Discover Financial Services	997	64,287
Navient Corp.	740	11,115

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Synchrony Financial	2,022	$62,783

		421,154

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	4,924	902,668
Leucadia National Corp.	844	21,311

		923,979

Insurance (0.7%)
Aflac, Inc.	1,019	82,936
Allstate Corp. (The)	966	88,785
American International Group, Inc.	2,265	139,048
Aon plc	669	97,741
Arthur J Gallagher & Co.	464	28,559
Assurant, Inc.	155	14,806
Brighthouse Financial, Inc.*	251	15,261
Chubb Ltd.	1,224	174,480
Cincinnati Financial Corp.	359	27,489
Everest Re Group Ltd.	104	23,753
Hartford Financial Services Group, Inc. (The)	986	54,654
Lincoln National Corp.	597	43,868
Loews Corp.	670	32,066
Marsh & McLennan Cos., Inc.	1,325	111,048
MetLife, Inc.	2,761	143,433
Principal Financial Group, Inc.	659	42,400
Progressive Corp. (The)	1,511	73,163
Prudential Financial, Inc.	1,105	117,484
Torchmark Corp.	278	22,265
Travelers Cos., Inc. (The)	723	88,582
Unum Group	546	27,917
Willis Towers Watson plc	330	50,896
XL Group Ltd.	617	24,341

		1,524,975

Total Financials		8,148,916

Health Care (3.8%)
Biotechnology (0.8%)
AbbVie, Inc.	4,137	367,614
Alexion Pharmaceuticals, Inc.*	598	83,893
Amgen, Inc.	1,893	352,950
Biogen, Inc.*	547	171,277
Celgene Corp.*	2,032	296,306
Gilead Sciences, Inc.	3,411	276,359
Incyte Corp.*	427	49,848
Regeneron Pharmaceuticals, Inc.*	198	88,530
Vertex Pharmaceuticals, Inc.*	645	98,066

		1,784,843

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	4,471	238,573
Align Technology, Inc.*	195	36,323
Baxter International, Inc.	1,267	79,504
Becton Dickinson and Co.	601	117,766
Boston Scientific Corp.*	3,527	102,883
Cooper Cos., Inc. (The)	134	31,773
CR Bard, Inc.	189	60,575
Danaher Corp.	1,563	134,074
DENTSPLY SIRONA, Inc.	625	37,381
Edwards Lifesciences Corp.*	524	57,278
Hologic, Inc.*	749	27,481
IDEXX Laboratories, Inc.*	213	33,119
Intuitive Surgical, Inc.*	93	97,267
Medtronic plc	3,552	276,239
ResMed, Inc.	355	27,321
Stryker Corp.	817	116,030
Varian Medical Systems, Inc.*	224	22,413
Zimmer Biomet Holdings, Inc.	502	58,779

		1,554,779

Health Care Providers & Services (0.7%)
Aetna, Inc.	853	135,636
AmerisourceBergen Corp.	414	34,259
Anthem, Inc.	677	128,549
Cardinal Health, Inc.	853	57,083
Centene Corp.*	478	46,256
Cigna Corp.	667	124,689
DaVita, Inc.*	428	25,419
Envision Healthcare Corp.*	294	13,215
Express Scripts Holding Co.*	1,498	94,853
HCA Healthcare, Inc.*	762	60,648
Henry Schein, Inc.*	424	34,764
Humana, Inc.	381	92,823
Laboratory Corp. of America Holdings*	274	41,366
McKesson Corp.	545	83,717
Patterson Cos., Inc.	270	10,436
Quest Diagnostics, Inc.	355	33,242
UnitedHealth Group, Inc.	2,486	486,882
Universal Health Services, Inc., Class B	247	27,402

		1,531,239

Health Care Technology (0.0%)
Cerner Corp.*	763	54,417

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	825	52,965
Illumina, Inc.*	383	76,294
Mettler-Toledo International, Inc.*	67	41,953
PerkinElmer, Inc.	249	17,174
Quintiles IMS Holdings, Inc.*	347	32,989
Thermo Fisher Scientific, Inc.	1,002	189,577
Waters Corp.*	219	39,315

		450,267

Pharmaceuticals (1.4%)
Allergan plc	871	178,511
Bristol-Myers Squibb Co.	4,308	274,592
Eli Lilly & Co.	2,534	216,758
Johnson & Johnson	6,965	905,520
Merck & Co., Inc.	7,048	451,283
Mylan NV*	1,139	35,730
Perrigo Co. plc	370	31,321
Pfizer, Inc.	15,445	551,387
Zoetis, Inc.	1,235	78,744

		2,723,846

Total Health Care		8,099,391

Industrials (2.7%)
Aerospace & Defense (0.8%)
Arconic, Inc.	1,094	27,219
Boeing Co. (The)	1,445	367,333
General Dynamics Corp.	727	149,457
L3 Technologies, Inc.	189	35,613
Lockheed Martin Corp.	638	197,965
Northrop Grumman Corp.	457	131,488
Raytheon Co.	769	143,480
Rockwell Collins, Inc.	444	58,035
Textron, Inc.	667	35,938
TransDigm Group, Inc.	136	34,768
United Technologies Corp.	1,941	225,311

		1,406,607

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	338	$25,722
Expeditors International of Washington, Inc.	467	27,955
FedEx Corp.	638	143,920
United Parcel Service, Inc., Class B	1,795	215,561

		413,158

Airlines (0.1%)
Alaska Air Group, Inc.	321	24,483
American Airlines Group, Inc.	1,291	61,310
Delta Air Lines, Inc.	1,865	89,930
Southwest Airlines Co.	1,578	88,336
United Continental Holdings, Inc.*	729	44,382

		308,441

Building Products (0.1%)
Allegion plc	270	23,347
AO Smith Corp.	409	24,307
Fortune Brands Home & Security, Inc.	415	27,900
Johnson Controls International plc	2,410	97,099
Masco Corp.	860	33,549

		206,202

Commercial Services & Supplies (0.1%)
Cintas Corp.	243	35,060
Republic Services, Inc.	595	39,306
Stericycle, Inc.*	214	15,327
Waste Management, Inc.	1,022	79,991

		169,684

Construction & Engineering (0.0%)
Fluor Corp.	376	15,830
Jacobs Engineering Group, Inc.	310	18,063
Quanta Services, Inc.*	319	11,921

		45,814

Electrical Equipment (0.1%)
Acuity Brands, Inc.	109	18,670
AMETEK, Inc.	624	41,209
Eaton Corp. plc	1,184	90,919
Emerson Electric Co.	1,649	103,623
Rockwell Automation, Inc.	336	59,879

		314,300

Industrial Conglomerates (0.6%)
3M Co.	1,541	323,456
General Electric Co.	22,459	543,059
Honeywell International, Inc.	1,965	278,519
Roper Technologies, Inc.	256	62,310

		1,207,344

Machinery (0.4%)
Caterpillar, Inc.	1,506	187,813
Cummins, Inc.	384	64,524
Deere & Co.	766	96,202
Dover Corp.	394	36,008
Flowserve Corp.	396	16,866
Fortive Corp.	758	53,659
Illinois Tool Works, Inc.	825	122,067
Ingersoll-Rand plc	635	56,623
PACCAR, Inc.	901	65,178
Parker-Hannifin Corp.	334	58,457
Pentair plc	440	29,902
Snap-on, Inc.	144	21,457
Stanley Black & Decker, Inc.	394	59,482
Xylem, Inc.	463	28,998

		897,236

Professional Services (0.1%)
Equifax, Inc.	300	31,797
IHS Markit Ltd.*	815	35,925
Nielsen Holdings plc	895	37,098
Robert Half International, Inc.	365	18,374
Verisk Analytics, Inc.*	378	31,446

		154,640

Road & Rail (0.2%)
CSX Corp.	2,374	128,813
JB Hunt Transport Services, Inc.	246	27,326
Kansas City Southern	271	29,452
Norfolk Southern Corp.	729	96,403
Union Pacific Corp.	2,101	243,653

		525,647

Trading Companies & Distributors (0.0%)
Fastenal Co.	767	34,959
United Rentals, Inc.*	236	32,743
WW Grainger, Inc.	129	23,188

		90,890

Total Industrials		5,739,963

Information Technology (6.1%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	13,018	437,795
F5 Networks, Inc.*	181	21,821
Harris Corp.	332	43,718
Juniper Networks, Inc.	972	27,051
Motorola Solutions, Inc.	418	35,476

		565,861

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	781	66,104
Corning, Inc.	2,419	72,376
FLIR Systems, Inc.	296	11,517
TE Connectivity Ltd.	894	74,256

		224,253

Internet Software & Services (1.3%)
Akamai Technologies, Inc.*	462	22,509
Alphabet, Inc., Class A*	772	751,712
Alphabet, Inc., Class C*	773	741,392
eBay, Inc.*	2,601	100,034
Facebook, Inc., Class A*	6,113	1,044,528
VeriSign, Inc.*	221	23,512

		2,683,687

IT Services (1.1%)
Accenture plc, Class A	1,608	217,193
Alliance Data Systems Corp.	137	30,352
Automatic Data Processing, Inc.	1,176	128,560
Cognizant Technology Solutions Corp., Class A	1,502	108,955
CSRA, Inc.	334	10,778
DXC Technology Co.	762	65,441
Fidelity National Information Services, Inc.	837	78,167
Fiserv, Inc.*	552	71,186
Gartner, Inc.*	214	26,624
Global Payments, Inc.	403	38,297
International Business Machines Corp.	2,231	323,673
Mastercard, Inc., Class A	2,418	341,422
Paychex, Inc.	870	52,165
PayPal Holdings, Inc.*	2,870	183,766
Total System Services, Inc.	429	28,100
Visa, Inc., Class A	4,793	504,415

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Western Union Co. (The)	1,114	$21,389

		2,230,483

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc.*	2,004	25,551
Analog Devices, Inc.	974	83,930
Applied Materials, Inc.	2,741	142,779
Broadcom Ltd.	1,040	252,242
Intel Corp.	12,242	466,174
KLA-Tencor Corp.	415	43,990
Lam Research Corp.	419	77,532
Microchip Technology, Inc.	616	55,304
Micron Technology, Inc.*	2,714	106,742
NVIDIA Corp.	1,536	274,590
Qorvo, Inc.*	323	22,830
QUALCOMM, Inc.	3,806	197,303
Skyworks Solutions, Inc.	474	48,301
Texas Instruments, Inc.	2,555	229,030
Xilinx, Inc.	605	42,852

		2,069,150

Software (1.2%)
Activision Blizzard, Inc.	1,761	113,602
Adobe Systems, Inc.*	1,268	189,160
ANSYS, Inc.*	211	25,896
Autodesk, Inc.*	493	55,344
CA, Inc.	880	29,374
Cadence Design Systems, Inc.*	742	29,287
Citrix Systems, Inc.*	414	31,803
Electronic Arts, Inc.*	799	94,330
Intuit, Inc.	640	90,970
Microsoft Corp.	19,983	1,488,534
Oracle Corp.	7,776	375,970
Red Hat, Inc.*	439	48,668
salesforce.com, Inc.*	1,747	163,205
Symantec Corp.	1,585	52,004
Synopsys, Inc.*	358	28,830

		2,816,977

Technology Hardware, Storage & Peripherals (1.1%)
Apple, Inc.	13,510	2,082,162
Hewlett Packard Enterprise Co.	4,382	64,459
HP, Inc.	4,305	85,928
NetApp, Inc.	757	33,126
Seagate Technology plc	823	27,299
Western Digital Corp.	770	66,528
Xerox Corp.	508	16,911

		2,376,413

Total Information Technology		12,966,824

Materials (0.8%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.	553	83,625
Albemarle Corp.	281	38,303
CF Industries Holdings, Inc.	564	19,830
DowDuPont, Inc.	5,784	400,427
Eastman Chemical Co.	394	35,653
Ecolab, Inc.	669	86,040
FMC Corp.	355	31,705
International Flavors & Fragrances, Inc.	204	29,154
LyondellBasell Industries NV, Class A	862	85,381
Monsanto Co.	1,121	134,318
Mosaic Co. (The)	960	20,726
PPG Industries, Inc.	679	73,780
Praxair, Inc.	757	105,783
Sherwin-Williams Co. (The)	212	75,904

		1,220,629

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	156	32,172
Vulcan Materials Co.	323	38,631

		70,803

Containers & Packaging (0.1%)
Avery Dennison Corp.	235	23,110
Ball Corp.	916	37,831
International Paper Co.	1,092	62,047
Packaging Corp. of America	250	28,670
Sealed Air Corp.	505	21,574
WestRock Co.	666	37,782

		211,014

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	3,412	47,904
Newmont Mining Corp.	1,337	50,151
Nucor Corp.	865	48,475

		146,530

Total Materials		1,648,976

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	227	27,006
American Tower Corp. (REIT)	1,091	149,119
Apartment Investment & Management Co. (REIT), Class A	361	15,833
AvalonBay Communities, Inc. (REIT)	343	61,198
Boston Properties, Inc. (REIT)	406	49,889
Crown Castle International Corp. (REIT)	1,035	103,479
Digital Realty Trust, Inc. (REIT)	420	49,699
Duke Realty Corp. (REIT)	951	27,408
Equinix, Inc. (REIT)	206	91,938
Equity Residential (REIT)	972	64,084
Essex Property Trust, Inc. (REIT)	167	42,423
Extra Space Storage, Inc. (REIT)	346	27,652
Federal Realty Investment Trust (REIT)	204	25,339
GGP, Inc. (REIT)	1,431	29,722
HCP, Inc. (REIT)	1,271	35,372
Host Hotels & Resorts, Inc. (REIT)	2,034	37,609
Iron Mountain, Inc. (REIT)	596	23,184
Kimco Realty Corp. (REIT)	1,066	20,840
Macerich Co. (The) (REIT)	285	15,666
Mid-America Apartment Communities, Inc. (REIT)	317	33,881
Prologis, Inc. (REIT)	1,343	85,227
Public Storage (REIT)	379	81,102
Realty Income Corp. (REIT)	666	38,089
Regency Centers Corp. (REIT)	408	25,312
SBA Communications Corp. (REIT)*	333	47,969
Simon Property Group, Inc. (REIT)	801	128,969
SL Green Realty Corp. (REIT)	264	26,748
UDR, Inc. (REIT)	703	26,735
Ventas, Inc. (REIT)	916	59,659
Vornado Realty Trust (REIT)	415	31,905
Welltower, Inc. (REIT)	912	64,095
Weyerhaeuser Co. (REIT)	1,984	67,516

		1,614,667

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	728	$27,577

Total Real Estate		1,642,244

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	15,967	625,428
CenturyLink, Inc.	1,411	26,668
Level 3 Communications, Inc.*	746	39,754
Verizon Communications, Inc.	10,563	522,763

Total Telecommunication Services		1,214,613

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	538	22,365
American Electric Power Co., Inc.	1,245	87,449
Duke Energy Corp.	1,806	151,560
Edison International	836	64,514
Entergy Corp.	498	38,027
Eversource Energy	812	49,077
Exelon Corp.	2,423	91,274
FirstEnergy Corp.	1,204	37,119
NextEra Energy, Inc.	1,199	175,714
PG&E Corp.	1,288	87,700
Pinnacle West Capital Corp.	315	26,636
PPL Corp.	1,707	64,781
Southern Co. (The)	2,604	127,961
Xcel Energy, Inc.	1,270	60,096

		1,084,273

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	1,472	16,221
NRG Energy, Inc.	896	22,929

		39,150

Multi-Utilities (0.3%)
Ameren Corp.	583	33,721
CenterPoint Energy, Inc.	1,167	34,088
CMS Energy Corp.	707	32,748
Consolidated Edison, Inc.	797	64,302
Dominion Energy, Inc.	1,635	125,781
DTE Energy Co.	462	49,600
NiSource, Inc.	837	21,419
Public Service Enterprise Group, Inc.	1,335	61,744
SCANA Corp.	407	19,735
Sempra Energy	672	76,695
WEC Energy Group, Inc.	783	49,157

		568,990

Water Utilities (0.0%)
American Water Works Co., Inc.	473	38,270

Total Utilities		1,730,683

Total Common Stocks (26.3%) (Cost $45,904,606)		55,817,463

EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	7,042	1,781,133
iShares Core S&P Mid-Cap Fund	830	148,487
iShares MSCI EAFE Fund	493	33,761

Total Exchange Traded Funds (0.9%) (Cost $1,912,076)		1,963,381

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.3%)
FNMA
1.125%, 12/14/18	$1,150,000	1,145,099
1.750%, 6/20/19	3,700,000	3,716,092

Total U.S. Government Agency Securities		4,861,191

U.S. Treasury Obligations (47.1%)
U.S. Treasury Notes
1.000%, 9/15/18	567,100	565,106
0.750%, 9/30/18	2,360,800	2,346,552
0.875%, 10/15/18	1,909,500	1,899,654
1.000%, 11/30/18	871,300	867,420
1.125%, 1/31/19	765,500	762,599
0.750%, 2/15/19	2,435,200	2,413,321
1.250%, 3/31/19	2,510,100	2,503,629
1.625%, 3/31/19	4,088,300	4,100,357
0.875%, 7/31/19	3,650,000	3,612,003
1.000%, 9/30/19	3,728,000	3,693,050
3.375%, 11/15/19	1,424,300	1,480,104
1.000%, 11/30/19	2,241,200	2,217,387
1.375%, 2/29/20	3,296,200	3,282,423
1.375%, 4/30/20	4,115,500	4,094,923
1.625%, 7/31/20	4,383,000	4,385,738
1.375%, 9/30/20	5,252,300	5,212,907
2.625%, 11/15/20	543,200	559,135
3.625%, 2/15/21	1,192,500	1,268,103
1.375%, 4/30/21	3,644,700	3,598,287
1.125%, 6/30/21	2,055,300	2,007,771
2.125%, 6/30/21	1,697,800	1,719,951
1.125%, 7/31/21	1,160,000	1,131,725
1.125%, 9/30/21	734,200	714,870
2.000%, 10/31/21	3,759,200	3,786,219
1.500%, 1/31/22	1,100,000	1,083,500
1.875%, 1/31/22	40,700	40,721
1.750%, 2/28/22	2,061,500	2,051,354
1.875%, 3/31/22	1,665,000	1,664,350
1.875%, 4/30/22	375,800	375,448
1.750%, 5/31/22	2,075,000	2,061,302
1.750%, 6/30/22	119,800	118,925
2.125%, 6/30/22	1,212,400	1,223,956
1.625%, 8/31/22	269,100	265,358
1.875%, 8/31/22	1,659,700	1,655,292
1.875%, 10/31/22	1,094,500	1,090,695
2.000%, 2/15/23	2,007,300	2,008,084
1.625%, 4/30/23	2,596,200	2,542,552
1.750%, 5/15/23	347,000	341,903
1.625%, 5/31/23	1,025,000	1,002,939
1.375%, 6/30/23	747,800	720,955
2.500%, 8/15/23	965,800	990,549
1.375%, 9/30/23	216,700	208,328
1.625%, 10/31/23	201,800	196,747
2.750%, 11/15/23	1,083,300	1,125,955
2.125%, 11/30/23	614,200	616,047
2.250%, 1/31/24	2,775,000	2,799,390
2.750%, 2/15/24	1,047,900	1,088,261
2.125%, 3/31/24	470,000	470,073
2.500%, 5/15/24	1,995,400	2,040,998
2.125%, 7/31/24	440,300	439,629
2.375%, 8/15/24	735,900	746,191
2.250%, 11/15/24	750,600	754,294
2.000%, 2/15/25	1,692,700	1,669,624

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.125%, 5/15/25	$1,360,000	$1,351,181
2.000%, 8/15/25	786,800	773,277
2.250%, 11/15/25	756,900	756,900
1.625%, 2/15/26	1,267,800	1,205,252
1.625%, 5/15/26	596,800	566,074
1.500%, 8/15/26	1,920,400	1,798,275
2.000%, 11/15/26	1,122,300	1,093,673
2.250%, 2/15/27	877,200	871,957
2.375%, 5/15/27	1,764,500	1,771,944

Total U.S. Treasury Obligations		99,805,187

Total Long-Term Debt Securities (49.4%) (Cost $105,536,701)		104,666,378

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (17.9%)
JPMorgan Prime Money Market Fund, IM Shares	38,029,007	38,040,416

Total Short-Term Investment (17.9%) (Cost $38,034,427)		38,040,416

Total Investments (94.5%) (Cost $191,387,810)		200,487,638
Other Assets Less Liabilities (5.5%)		11,679,068

Net Assets (100%)		$212,166,706

*	Non-income producing.

Glossary:

FNMA — Federal National Mortgage Association

USD — United States Dollar

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	390	12/2017	USD	38,578,800	472,946
Russell 2000 E-Mini Index	72	12/2017	USD	5,374,440	326,803
S&P Midcap 400 E-Mini Index	24	12/2017	USD	4,309,680	198,672

					998,421

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/INVESCO STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,625,710	$—	$—	$6,625,710
Consumer Staples	4,593,931	—	—	4,593,931
Energy	3,406,212	—	—	3,406,212
Financials	8,148,916	—	—	8,148,916
Health Care	8,099,391	—	—	8,099,391
Industrials	5,739,963	—	—	5,739,963
Information Technology	12,966,824	—	—	12,966,824
Materials	1,648,976	—	—	1,648,976
Real Estate	1,642,244	—	—	1,642,244
Telecommunication Services	1,214,613	—	—	1,214,613
Utilities	1,730,683	—	—	1,730,683
Exchange Traded Funds	1,963,381	—	—	1,963,381
Futures	998,421	—	—	998,421
Short-Term Investments
Investment Companies	38,040,416	—	—	38,040,416
U.S. Government Agency Securities	—	4,861,191	—	4,861,191
U.S. Treasury Obligations	—	99,805,187	—	99,805,187

Total Assets	$96,819,681	$104,666,378	$—	$201,486,059

Total Liabilities	$—	$—	$—	$—

Total	$96,819,681	$104,666,378	$—	$201,486,059

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,859,738
Aggregate gross unrealized depreciation	(1,815,009)

Net unrealized appreciation	$10,044,729

Federal income tax cost of investment securities and derivative instruments, if applicable	$191,441,330

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.8%)
Diversified Consumer Services (1.7%)
ServiceMaster Global Holdings, Inc.*	317,719	$14,847,009

Hotels, Restaurants & Leisure (2.4%)
Dunkin’ Brands Group, Inc.	243,601	12,930,341
Norwegian Cruise Line Holdings Ltd.*	158,668	8,576,005

		21,506,346

Leisure Products (0.7%)
Polaris Industries, Inc.(x)	56,122	5,872,045

Media (1.0%)
Omnicom Group, Inc.	117,949	8,736,482

Specialty Retail (1.2%)
Tractor Supply Co.	91,755	5,807,174
Williams-Sonoma, Inc.(x)	100,819	5,026,835

		10,834,009

Textiles, Apparel & Luxury Goods (2.8%)
Carter’s, Inc.	68,680	6,782,150
Gildan Activewear, Inc.	460,245	14,396,464
Lululemon Athletica, Inc.*	80,839	5,032,228

		26,210,842

Total Consumer Discretionary		88,006,733

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
World Fuel Services Corp.	162,712	5,517,564

Total Energy		5,517,564

Financials (8.8%)
Banks (0.5%)
SVB Financial Group*	25,769	4,821,122

Capital Markets (5.4%)
LPL Financial Holdings, Inc.	300,209	15,481,778
MSCI, Inc.	95,323	11,143,259
TD Ameritrade Holding Corp.	439,551	21,450,089

		48,075,126

Insurance (2.9%)
Aon plc	135,415	19,784,131
Intact Financial Corp.	76,900	6,352,301

		26,136,432

Total Financials		79,032,680

Health Care (19.9%)
Biotechnology (3.6%)
ACADIA Pharmaceuticals, Inc.(x)*	112,289	4,229,927
Alkermes plc*	82,712	4,205,078
Celgene Corp.*	84,656	12,344,538
DBV Technologies SA (ADR)(x)*	35,083	1,488,923
Neurocrine Biosciences, Inc.(x)*	104,383	6,396,590
TESARO, Inc.(x)*	27,773	3,585,494

		32,250,550

Health Care Equipment & Supplies (9.2%)
ABIOMED, Inc.*	23,717	3,998,686
Boston Scientific Corp.*	747,265	21,797,720
Cooper Cos., Inc. (The)	37,865	8,978,170
DexCom, Inc.(x)*	79,104	3,870,163
ICU Medical, Inc.*	32,647	6,067,445
STERIS plc	164,866	14,574,154
Teleflex, Inc.	48,944	11,842,980
Varian Medical Systems, Inc.*	115,643	11,571,239

		82,700,557

Health Care Providers & Services (0.7%)
Henry Schein, Inc.*	71,068	5,826,865

Health Care Technology (1.6%)
athenahealth, Inc.*	116,972	14,546,638

Life Sciences Tools & Services (4.8%)
PerkinElmer, Inc.	223,297	15,400,794
Quintiles IMS Holdings, Inc.*	150,260	14,285,218
Waters Corp.*	74,132	13,308,177

		42,994,189

Total Health Care		178,318,799

Industrials (17.5%)
Aerospace & Defense (1.6%)
Teledyne Technologies, Inc.*	90,302	14,374,272

Air Freight & Logistics (0.7%)
Expeditors International of Washington, Inc.	108,838	6,515,043

Airlines (1.4%)
Ryanair Holdings plc (ADR)*	122,290	12,891,812

Building Products (1.1%)
AO Smith Corp.	171,097	10,168,295

Commercial Services & Supplies (1.8%)
Edenred	260,579	7,083,501
Ritchie Bros Auctioneers, Inc.(x)	277,518	8,775,120

		15,858,621

Electrical Equipment (3.4%)
AMETEK, Inc.	71,002	4,688,972
Sensata Technologies Holding NV(x)*	525,926	25,281,262

		29,970,234

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	46,023	4,615,647

Machinery (2.2%)
Middleby Corp. (The)*	45,757	5,864,675
Rexnord Corp.*	380,247	9,662,075
Wabtec Corp.(x)	51,246	3,881,885

		19,408,635

Professional Services (2.7%)
IHS Markit Ltd.*	164,370	7,245,430
Verisk Analytics, Inc.*	198,180	16,486,594

		23,732,024

Road & Rail (2.0%)
Canadian Pacific Railway Ltd.(x)	50,173	8,430,569
Old Dominion Freight Line, Inc.	87,150	9,596,087

		18,026,656

Trading Companies & Distributors (0.1%)
Ferguson plc	19,204	1,259,905

Total Industrials		156,821,144

Information Technology (35.1%)
Communications Equipment (0.7%)
Harris Corp.	45,533	5,995,785

Electronic Equipment, Instruments & Components (7.4%)
Amphenol Corp., Class A	73,931	6,257,520
Belden, Inc.	111,634	8,989,886

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Dolby Laboratories, Inc., Class A	91,495	$5,262,792
Flex Ltd.*	725,190	12,016,398
National Instruments Corp.	344,248	14,516,938
TE Connectivity Ltd.	234,944	19,514,449

		66,557,983

Internet Software & Services (2.9%)
Cimpress NV(x)*	125,653	12,271,272
CoStar Group, Inc.*	49,566	13,296,079

		25,567,351

IT Services (8.8%)
Amdocs Ltd.	250,743	16,127,791
Broadridge Financial Solutions, Inc.	107,489	8,687,261
Euronet Worldwide, Inc.*	38,388	3,638,799
Fidelity National Information Services, Inc.	126,685	11,831,112
Gartner, Inc.*	67,276	8,369,807
Global Payments, Inc.	100,669	9,566,575
Jack Henry & Associates, Inc.	61,141	6,284,683
WEX, Inc.*	124,382	13,958,148

		78,464,176

Semiconductors & Semiconductor Equipment (8.1%)
KLA-Tencor Corp.	150,954	16,001,125
Lam Research Corp.	73,699	13,637,263
Microchip Technology, Inc.	141,845	12,734,844
ON Semiconductor Corp.*	815,923	15,070,098
Xilinx, Inc.	212,318	15,038,484

		72,481,814

Software (7.2%)
Atlassian Corp. plc, Class A*	300,742	10,571,081
Cadence Design Systems, Inc.*	144,880	5,718,414
Constellation Software, Inc.	31,283	17,067,192
Intuit, Inc.	66,168	9,405,120
SS&C Technologies Holdings, Inc.	389,467	15,637,100
Ultimate Software Group, Inc. (The)(x)*	31,275	5,929,740

		64,328,647

Total Information Technology		313,395,756

Materials (1.5%)
Containers & Packaging (1.5%)
Sealed Air Corp.	310,303	13,256,144

Total Materials		13,256,144

Real Estate (4.1%)
Equity Real Estate Investment Trusts (REITs) (4.1%)
Crown Castle International Corp. (REIT)	183,601	18,356,428
Lamar Advertising Co. (REIT), Class A	273,878	18,768,858

Total Real Estate		37,125,286

Total Common Stocks (97.3%) (Cost $703,956,143)		871,474,106

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	318,022	318,118

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.5%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $3,700,493, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $3,776,015.(xx)	$3,700,000	3,700,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $3,800,333, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $3,876,001.(xx)	3,800,000	3,800,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,800,188, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $1,836,009.(xx)	1,800,000	1,800,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $4,600,460, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $4,692,016.(xx)	4,600,000	4,600,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,300,135, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $1,326,012.(xx)	1,300,000	1,300,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $3,500,350, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $3,570,019.(xx)	3,500,000	3,500,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,366,266, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,393,468.(xx)	$1,366,146	$1,366,146
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $2,000,173, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,041,555.(xx)	2,000,000	2,000,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $1,500,312, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,531,167.(xx)	1,500,000	1,500,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $5,000,492, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18- 2/15/45; total market value $5,100,502.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $5,001,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $5,100,012.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $7,000,613, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $7,140,211.(xx)	6,999,999	6,999,999
RBS Securities, Inc., 1.03%, dated 9/29/17, due 10/6/17, repurchase price $2,000,401, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $2,040,060.(xx)	2,000,000	2,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $6,001,237, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $6,120,000.(xx)	6,000,000	6,000,000

Total Repurchase Agreements		48,566,145

Total Short-Term Investments (5.5%) (Cost $48,884,263)		48,884,263

Total Investments (102.8%) (Cost $752,840,406)		920,358,369
Other Assets Less Liabilities (-2.8%)		(24,893,022)

Net Assets (100%)		$895,465,347

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $46,642,038. This was secured by cash collateral of $48,566,145 which was subsequently invested in joint repurchase agreements with a total value of $48,566,145, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$88,006,733	$—	$—	$88,006,733
Energy	5,517,564	—	—	5,517,564
Financials	79,032,680	—	—	79,032,680
Health Care	178,318,799	—	—	178,318,799
Industrials	148,477,738	8,343,406	—	156,821,144
Information Technology	313,395,756	—	—	313,395,756
Materials	13,256,144	—	—	13,256,144
Real Estate	37,125,286	—	—	37,125,286
Short-Term Investments
Investment Companies	318,118	—	—	318,118
Repurchase Agreements	—	48,566,145	—	48,566,145

Total Assets	$863,448,818	$56,909,551	$—	$920,358,369

Total Liabilities	$—	$—	$—	$—

Total	$863,448,818	$56,909,551	$—	$920,358,369

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,375,195
Aggregate gross unrealized depreciation	(12,077,871)

Net unrealized appreciation	$167,297,324

Federal income tax cost of investment securities and derivative instruments, if applicable	$753,061,045

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares Core S&P 500 Fund	38,663	$9,779,033
iShares Core S&P Mid-Cap Fund	48,472	8,671,641
iShares MSCI EAFE Fund	446,334	30,564,952
iShares Russell 2000 Fund(x)	31,890	4,725,460
SPDR S&P 500 Fund Trust	38,936	9,781,891

Total Exchange Traded Funds (55.1%) (Cost $55,336,630)		63,522,977

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (39.8%)
U.S. Treasury Notes
1.375%, 9/15/20	$17,190,000	17,069,728
1.625%, 8/31/22	17,540,000	17,296,120
1.875%, 8/31/24	11,775,000	11,562,523

Total Long-Term Debt Securities (39.8%) (Cost $46,234,793)		45,928,371

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (3.1%)
JPMorgan Prime Money Market Fund, IM Shares	3,527,158	3,528,217

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.7%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $510,000.(xx)	$500,000	500,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $300,040, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $306,163.(xx)	300,000	300,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $845,405, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $862,237.(xx)	845,330	845,330
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $510,000.(xx)	500,000	500,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $1,000,204, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $1,020,002.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		3,145,330

Total Short-Term Investments (5.8%) (Cost $6,673,547)		6,673,547

Total Investments (100.7%) (Cost $108,244,970)		116,124,895
Other Assets Less Liabilities (-0.7%)		(805,428)

Net Assets (100%)		$115,319,467

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $3,086,589. This was secured by cash collateral of $3,145,330 which was subsequently invested in joint repurchase agreements with a total value of $3,145,330, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LEGG MASON STRATEGIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	48	12/2017	USD	5,640,000	(34,330)

					(34,330)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$63,522,977	$—	$—	$63,522,977
Short-Term Investments
Investment Companies	3,528,217	—	—	3,528,217
Repurchase Agreements	—	3,145,330	—	3,145,330
U.S. Treasury Obligations
U.S. Treasury Obligations	—	45,928,371	—	45,928,371

Total Assets	$67,051,194	$49,073,701	$—	$116,124,895

Liabilities:
Futures	$(34,330)	$—	$—	$(34,330)

Total Liabilities	$(34,330)	$—	$—	$(34,330)

Total	$67,016,864	$49,073,701	$—	$116,090,565

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,170,477
Aggregate gross unrealized depreciation	(340,753)

Net unrealized appreciation	$7,829,724

Federal income tax cost of investment securities and derivative instruments, if applicable	$108,260,841

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.2%)
Hotels, Restaurants & Leisure (4.7%)
Yum Brands, Inc.	129,795	$9,554,210
Yum China Holdings, Inc.*	550,952	22,021,551

		31,575,761

Internet & Direct Marketing Retail (6.2%)
Amazon.com, Inc.*	42,852	41,195,770

Textiles, Apparel & Luxury Goods (2.3%)
adidas AG (ADR)(x)	134,787	15,257,889

Total Consumer Discretionary		88,029,420

Consumer Staples (11.3%)
Beverages (7.0%)
Coca-Cola Co. (The)	265,184	11,935,932
Monster Beverage Corp.*	627,682	34,679,430

		46,615,362

Food Products (2.5%)
Danone SA (ADR)	1,064,301	16,762,741

Household Products (1.8%)
Procter & Gamble Co. (The)	130,326	11,857,060

Total Consumer Staples		75,235,163

Energy (3.0%)
Energy Equipment & Services (3.0%)
Schlumberger Ltd.	281,465	19,634,998

Total Energy		19,634,998

Financials (8.5%)
Capital Markets (7.2%)
FactSet Research Systems, Inc.	67,010	12,069,171
MSCI, Inc.	114,753	13,414,626
SEI Investments Co.	368,906	22,525,400

		48,009,197

Consumer Finance (1.3%)
American Express Co.	92,104	8,331,728

Total Financials		56,340,925

Health Care (14.1%)
Biotechnology (4.0%)
Amgen, Inc.	48,389	9,022,129
Regeneron Pharmaceuticals, Inc.*	39,135	17,498,041

		26,520,170

Health Care Equipment & Supplies (2.8%)
Varian Medical Systems, Inc.*	185,127	18,523,808

Health Care Technology (1.9%)
Cerner Corp.*	174,957	12,477,933

Pharmaceuticals (5.4%)
Merck & Co., Inc.	74,224	4,752,563
Novartis AG (ADR)	125,411	10,766,534
Novo Nordisk A/S (ADR)	432,529	20,826,272

		36,345,369

Total Health Care		93,867,280

Industrials (7.5%)
Air Freight & Logistics (5.0%)
Expeditors International of Washington, Inc.	414,888	24,835,196
United Parcel Service, Inc., Class B	72,296	8,682,026

		33,517,222

Machinery (2.5%)
Deere & Co.	132,544	16,646,201

Total Industrials		50,163,423

Information Technology (40.5%)
Communications Equipment (4.3%)
Cisco Systems, Inc.	851,326	28,630,093

Internet Software & Services (18.5%)
Alibaba Group Holding Ltd. (ADR)*	275,836	47,639,636
Alphabet, Inc., Class A*	17,012	16,564,924
Alphabet, Inc., Class C*	17,061	16,363,376
Facebook, Inc., Class A*	246,963	42,198,568

		122,766,504

IT Services (5.1%)
Automatic Data Processing, Inc.	54,461	5,953,676
Visa, Inc., Class A	263,882	27,770,942

		33,724,618

Semiconductors & Semiconductor Equipment (2.9%)
Analog Devices, Inc.	35,857	3,089,798
QUALCOMM, Inc.	317,093	16,438,101

		19,527,899

Software (9.7%)
Autodesk, Inc.*	237,664	26,680,161
Microsoft Corp.	160,738	11,973,374
Oracle Corp.	541,744	26,193,322

		64,846,857

Total Information Technology		269,495,971

Materials (0.5%)
Metals & Mining (0.5%)
Compass Minerals International, Inc.(x)	53,305	3,459,494

Total Materials		3,459,494

Total Common Stocks (98.6%) (Cost $439,536,957)		656,226,674

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.6%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $1,000,133, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $1,020,545.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $300,026, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $306,000.(xx)	300,000	300,000

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $102,000.(xx)	$100,000	$100,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $102,001.(xx)	100,000	100,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $300,030, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $306,001.(xx)	300,000	300,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $200,020, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $204,001.(xx)	200,000	200,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $565,090, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $576,341.(xx)	565,041	565,041
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $102,078.(xx)	100,000	100,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $1,000,098, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18- 2/15/45; total market value $1,020,100.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		3,665,041

Total Short-Term Investments (0.6%) (Cost $3,665,041)		3,665,041

Total Investments (99.2%) (Cost $443,201,998)		659,891,715
Other Assets Less Liabilities (0.8%)		5,648,640

Net Assets (100%)		$665,540,355

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $3,622,629. This was secured by cash collateral of $3,665,041 which was subsequently invested in joint repurchase agreements with a total value of $3,665,041, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

China	7.2%
Denmark	3.1
France	2.5
Germany	2.3
Switzerland	1.6
United States	82.5
Cash and Other	0.8

100.0%

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$88,029,420	$—	$—	$88,029,420
Consumer Staples	75,235,163	—	—	75,235,163
Energy	19,634,998	—	—	19,634,998
Financials	56,340,925	—	—	56,340,925
Health Care	93,867,280	—	—	93,867,280
Industrials	50,163,423	—	—	50,163,423
Information Technology	269,495,971	—	—	269,495,971
Materials	3,459,494	—	—	3,459,494
Short-Term Investments
Repurchase Agreements	—	3,665,041	—	3,665,041

Total Assets	$656,226,674	$3,665,041	$—	$659,891,715

Total Liabilities	$—	$—	$—	$—

Total	$656,226,674	$3,665,041	$—	$659,891,715

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$224,760,531
Aggregate gross unrealized depreciation	(8,455,413)

Net unrealized appreciation	$216,305,118

Federal income tax cost of investment securities and derivative instruments, if applicable	$443,586,597

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.2%)
Auto Components (0.7%)
Cooper-Standard Holdings, Inc.*	494	$57,289
Dana, Inc.	9,565	267,437
Dorman Products, Inc.*	3,711	265,782
Fox Factory Holding Corp.*	4,752	204,811
Gentherm, Inc.*	3,864	143,548
Horizon Global Corp.*	3,329	58,724
LCI Industries	3,288	380,915
Shiloh Industries, Inc.*	1,214	12,626
Standard Motor Products, Inc.	1,854	89,456
Tenneco, Inc.	7,244	439,492

		1,920,080

Automobiles (0.1%)
Winnebago Industries, Inc.	3,741	167,410

Distributors (0.1%)
Core-Mark Holding Co., Inc.	6,150	197,661

Diversified Consumer Services (0.6%)
Bridgepoint Education, Inc.*	2,210	21,216
Cambium Learning Group, Inc.*	562	3,726
Capella Education Co.	1,438	100,876
Carriage Services, Inc.	866	22,170
Chegg, Inc.(x)*	12,862	190,872
Collectors Universe, Inc.	1,085	26,007
Grand Canyon Education, Inc.*	6,374	578,887
Houghton Mifflin Harcourt Co.*	9,661	116,415
Liberty Tax, Inc.	187	2,693
Sotheby’s*	5,165	238,158
Strayer Education, Inc.	1,430	124,796
Weight Watchers International, Inc.*	3,547	154,472

		1,580,288

Hotels, Restaurants & Leisure (8.9%)
BJ’s Restaurants, Inc.*	2,863	87,178
Bloomin’ Brands, Inc.	12,599	221,742
Bob Evans Farms, Inc.	2,694	208,812
Bojangles’, Inc.*	2,394	32,319
Boyd Gaming Corp.	10,204	265,814
Brinker International, Inc.	5,020	159,937
Buffalo Wild Wings, Inc.*	2,103	222,287
Caesars Entertainment Corp.(x)*	1,058	14,124
Cheesecake Factory, Inc. (The)	6,095	256,721
Churchill Downs, Inc.	1,826	376,521
Chuy’s Holdings, Inc.*	2,366	49,804
Cracker Barrel Old Country Store, Inc.(x)	2,607	395,273
Dave & Buster’s Entertainment, Inc.*	5,645	296,250
Denny’s Corp.*	6,747	84,000
DineEquity, Inc.(x)	1,388	59,656
Drive Shack, Inc.	3,355	12,112
Eldorado Resorts, Inc.(x)*	6,267	160,749
Empire Resorts, Inc.*	242	5,409
Fiesta Restaurant Group, Inc.(x)*	206	3,914
Golden Entertainment, Inc.*	340	8,289
Habit Restaurants, Inc. (The), Class A(x)*	263,289	3,435,921
ILG, Inc.	1,372	36,674
Inspired Entertainment, Inc.*	505	6,691
Jack in the Box, Inc.	3,206	326,756
La Quinta Holdings, Inc.*	2,451	42,893
Lindblad Expeditions Holdings, Inc.*	2,739	29,307
Marcus Corp. (The)	2,145	59,417
Marriott Vacations Worldwide Corp.	2,636	328,261
Nathan’s Famous, Inc.*	372	27,509
Noodles & Co.(x)*	1,301	5,724
Papa John’s International, Inc.	3,705	270,724
Penn National Gaming, Inc.*	1,522	35,600
Pinnacle Entertainment, Inc.*	5,147	109,683
Planet Fitness, Inc., Class A	11,800	318,364
Potbelly Corp.(x)*	283,710	3,518,004
RCI Hospitality Holdings, Inc.	124	3,069
Red Robin Gourmet Burgers, Inc.*	1,632	109,344
Red Rock Resorts, Inc., Class A	9,145	211,798
Ruth’s Hospitality Group, Inc.	3,968	83,130
Scientific Games Corp., Class A*	7,197	329,982
SeaWorld Entertainment, Inc.(x)*	9,247	120,119
Shake Shack, Inc., Class A(x)*	286,309	9,514,049
Sonic Corp.(x)	3,122	79,455
Texas Roadhouse, Inc.	9,085	446,437
Wingstop, Inc.(x)	3,991	132,701
Zoe’s Kitchen, Inc.(x)*	216,253	2,731,275

		25,233,798

Household Durables (0.7%)
Cavco Industries, Inc.*	1,158	170,863
Century Communities, Inc.*	225	5,558
GoPro, Inc., Class A(x)*	14,489	159,524
Helen of Troy Ltd.*	1,674	162,211
Hooker Furniture Corp.	1,568	74,872
Hovnanian Enterprises, Inc., Class A*	3,881	7,490
Installed Building Products, Inc.*	2,940	190,512
iRobot Corp.*	3,597	277,185
KB Home	2,448	59,046
La-Z-Boy, Inc.	2,836	76,288
LGI Homes, Inc.(x)*	1,513	73,486
M/I Homes, Inc.*	677	18,096
MDC Holdings, Inc.	2,216	73,593
Meritage Homes Corp.*	352	15,629
PICO Holdings, Inc.*	275	4,593
Taylor Morrison Home Corp., Class A*	9,660	213,003
TopBuild Corp.*	3,012	196,292
TRI Pointe Group, Inc.*	1,256	17,345
Universal Electronics, Inc.*	1,898	120,333
William Lyon Homes, Class A*	628	14,438
ZAGG, Inc.*	2,659	41,879

		1,972,236

Internet & Direct Marketing Retail (1.8%)
1-800-Flowers.com, Inc., Class A*	1,162	11,446
Duluth Holdings, Inc., Class B(x)*	1,372	27,838
Groupon, Inc.(x)*	46,104	239,741
HSN, Inc.	4,374	170,805
MakeMyTrip Ltd.(x)*	42,700	1,227,625
Netshoes Cayman Ltd.(x)*	116,508	1,532,080
Nutrisystem, Inc.	4,048	226,283
Overstock.com, Inc.*	1,192	35,402
PetMed Express, Inc.	2,660	88,179
Shutterfly, Inc.*	4,552	220,681
Wayfair, Inc., Class A*	18,492	1,246,361

		5,026,441

Leisure Products (0.2%)
American Outdoor Brands Corp.(x)*	7,265	110,791
Malibu Boats, Inc., Class A*	2,724	86,187
Marine Products Corp.	1,063	17,061
MCBC Holdings, Inc.*	2,551	51,989
Nautilus, Inc.*	4,004	67,668
Sturm Ruger & Co., Inc.(x)	2,305	119,169

		452,865

Media (0.6%)
Emerald Expositions Events, Inc.	207	4,811
Entravision Communications Corp., Class A	8,674	49,442

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Eros International plc(x)*	1,566	$22,394
Global Eagle Entertainment, Inc.*	469	1,604
Gray Television, Inc.*	5,573	87,496
Hemisphere Media Group, Inc.*	239	2,856
IMAX Corp.*	7,553	171,075
Liberty Media Corp.-Liberty Braves, Class C*	4,633	117,076
Liberty Media Corp.-Liberty Braves, Class A*	1,382	35,061
Loral Space & Communications, Inc.*	1,791	88,655
MDC Partners, Inc., Class A*	2,572	28,292
New York Times Co. (The), Class A	13,831	271,088
Nexstar Media Group, Inc., Class A	6,184	385,263
Reading International, Inc., Class A*	523	8,222
Sinclair Broadcast Group, Inc., Class A(x)	9,809	314,378
tronc, Inc.*	1,815	26,372
WideOpenWest, Inc.*	918	13,843
World Wrestling Entertainment, Inc., Class A(x)	5,286	124,485

		1,752,413

Multiline Retail (1.0%)
Big Lots, Inc.	6,032	323,134
Dillard’s, Inc., Class A(x)	36,404	2,041,173
Fred’s, Inc., Class A(x)	295	1,900
Ollie’s Bargain Outlet Holdings, Inc.*	6,468	300,115
Sears Holdings Corp.(x)*	328	2,394

		2,668,716

Specialty Retail (2.1%)
America’s Car-Mart, Inc.*	354	14,558
Asbury Automotive Group, Inc.*	2,504	152,994
At Home Group, Inc.(x)*	589	13,453
Camping World Holdings, Inc., Class A(x)	3,184	129,716
Carvana Co.*	170	2,496
Children’s Place, Inc. (The)	2,342	276,707
Five Below, Inc.*	77,407	4,248,097
Francesca’s Holdings Corp.*	5,150	37,904
J. Jill, Inc.*	1,608	17,511
Lithia Motors, Inc., Class A	3,211	386,315
Lumber Liquidators Holdings, Inc.*	3,826	149,137
MarineMax, Inc.*	2,100	34,755
Monro, Inc.	4,302	241,127
Party City Holdco, Inc.*	251	3,401
Restoration Hardware Holdings, Inc.(x)*	2,726	191,692
Select Comfort Corp.*	5,575	173,104
Sportsman’s Warehouse Holdings, Inc.(x)*	5,044	22,748
Tailored Brands, Inc.(x)	1,999	28,866
Tile Shop Holdings, Inc.	5,348	67,920
Winmark Corp.	312	41,106

		6,233,607

Textiles, Apparel & Luxury Goods (0.4%)
Columbia Sportswear Co.	1,384	85,227
Crocs, Inc.*	7,448	72,246
Culp, Inc.	1,518	49,715
Deckers Outdoor Corp.*	288	19,702
Oxford Industries, Inc.	912	57,948
Steven Madden Ltd.*	8,025	347,483
Superior Uniform Group, Inc.	1,176	26,930
Wolverine World Wide, Inc.	12,812	369,625

		1,028,876

Total Consumer Discretionary		48,234,391

Consumer Staples (1.8%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A(x)*	1,166	182,129
Castle Brands, Inc.(x)*	12,115	16,234
Coca-Cola Bottling Co. Consolidated	638	137,649
Craft Brew Alliance, Inc.*	1,759	30,870
MGP Ingredients, Inc.	1,536	93,128
National Beverage Corp.	1,607	199,349
Primo Water Corp.*	3,504	41,522

		700,881

Food & Staples Retailing (0.2%)
Chefs’ Warehouse, Inc. (The)*	2,555	49,312
Performance Food Group Co.*	11,557	326,484
PriceSmart, Inc.	2,994	267,215

		643,011

Food Products (0.5%)
Amplify Snack Brands, Inc.(x)*	4,616	32,727
B&G Foods, Inc.(x)	8,923	284,198
Calavo Growers, Inc.(x)	2,162	158,258
Dean Foods Co.	711	7,736
Freshpet, Inc.(x)*	3,407	53,320
Hostess Brands, Inc.*	619	8,456
J&J Snack Foods Corp.	2,037	267,458
John B Sanfilippo & Son, Inc.	1,195	80,435
Lancaster Colony Corp.	2,545	305,704
Landec Corp.*	950	12,303
Lifeway Foods, Inc.*	670	5,963
Limoneira Co.	552	12,790
Tootsie Roll Industries, Inc.(x)	1,635	62,130

		1,291,478

Household Products (0.2%)
Central Garden & Pet Co.*	201	7,807
Central Garden & Pet Co., Class A*	629	23,392
HRG Group, Inc.*	15,241	237,912
WD-40 Co.	1,872	209,477

		478,588

Personal Products (0.6%)
elf Beauty, Inc.(x)*	68,562	1,546,072
Inter Parfums, Inc.	1,102	45,458
Medifast, Inc.	1,421	84,365
Natural Health Trends Corp.(x)	1,034	24,713
Revlon, Inc., Class A(x)*	514	12,619
USANA Health Sciences, Inc.*	1,552	89,550

		1,802,777

Tobacco (0.0%)
Turning Point Brands, Inc.*	680	11,560
Vector Group Ltd.	6,216	127,242

		138,802

Total Consumer Staples		5,055,537

Energy (0.6%)
Energy Equipment & Services (0.2%)
Fairmount Santrol Holdings, Inc.(x)*	19,254	92,034
Keane Group, Inc.(x)*	4,367	72,842
NCS Multistage Holdings, Inc.(x)*	1,440	34,675
ProPetro Holding Corp.(x)*	2,686	38,544
Ranger Energy Services, Inc.*	290	4,263
RigNet, Inc.*	1,801	30,977
Select Energy Services, Inc., Class A*	1,130	17,990
Smart Sand, Inc.*	2,719	18,435
Solaris Oilfield Infrastructure, Inc., Class A*	1,313	22,886
US Silica Holdings, Inc.	6,783	210,747

		543,393

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (0.4%)
Abraxas Petroleum Corp.*	19,243	$36,177
Ardmore Shipping Corp.*	1,972	16,269
Bonanza Creek Energy, Inc.*	183	6,037
Carrizo Oil & Gas, Inc.*	10,444	178,906
CVR Energy, Inc.(x)	165	4,274
Energy XXI Gulf Coast, Inc.*	695	7,186
Evolution Petroleum Corp.	3,539	25,481
Gastar Exploration, Inc.(x)*	12,156	10,692
Isramco, Inc.*	104	12,064
Jagged Peak Energy, Inc.(x)*	7,675	104,841
Jones Energy, Inc., Class A(x)*	1,612	3,095
Lilis Energy, Inc.(x)*	5,859	26,190
Matador Resources Co.(x)*	12,219	331,745
Panhandle Oil and Gas, Inc., Class A	1,229	29,250
Par Pacific Holdings, Inc.*	1,738	36,150
Penn Virginia Corp.*	1,790	71,564
Resolute Energy Corp.*	180	5,344
Ring Energy, Inc.*	6,282	91,026
Sanchez Energy Corp.(x)*	7,798	37,586
SilverBow Resources, Inc.*	205	5,033
SRC Energy, Inc.*	3,367	32,559
Tellurian, Inc.(x)*	7,735	82,610
Ultra Petroleum Corp.*	2,391	20,730
Uranium Energy Corp.(x)*	17,802	24,567
W&T Offshore, Inc.*	1,311	3,999
Westmoreland Coal Co.*	574	1,464

		1,204,839

Total Energy		1,748,232

Financials (3.8%)
Banks (1.2%)
Access National Corp.	130	3,726
Allegiance Bancshares, Inc.*	1,120	41,216
Ameris Bancorp	3,714	178,272
Atlantic Capital Bancshares, Inc.*	538	9,765
Bank of NT Butterfield & Son Ltd. (The)	5,213	191,004
Bankwell Financial Group, Inc.	127	4,691
Blue Hills Bancorp, Inc.	1,606	30,835
BSB Bancorp, Inc.*	305	9,135
Capstar Financial Holdings, Inc.*	333	6,520
Carolina Financial Corp.	1,411	50,627
CoBiz Financial, Inc.	509	9,997
ConnectOne Bancorp, Inc.	1,145	28,167
CU Bancorp*	277	10,741
Eagle Bancorp, Inc.*	3,430	229,982
Equity Bancshares, Inc., Class A*‡	494	17,577
FB Financial Corp.*	841	31,723
First Connecticut Bancorp, Inc.	467	12,492
First Financial Bankshares, Inc.(x)	5,583	252,351
First Financial Northwest, Inc.	165	2,803
First Foundation, Inc.*	1,375	24,599
First of Long Island Corp. (The)	613	18,666
Franklin Financial Network, Inc.*	441	15,722
Glacier Bancorp, Inc.	1,748	66,004
Green Bancorp, Inc.*	588	13,906
Guaranty Bancorp	638	17,736
Guaranty Bancshares, Inc.	273	8,733
HarborOne Bancorp, Inc.*	849	15,970
Heritage Commerce Corp.	434	6,176
Home BancShares, Inc.	17,280	435,795
Howard Bancorp, Inc.*	226	4,723
Investar Holding Corp.	355	8,556
Lakeland Financial Corp.	551	26,845
LegacyTexas Financial Group, Inc.	2,641	105,429
Live Oak Bancshares, Inc.	3,036	71,194
MB Financial, Inc.	961	43,264
Midland States Bancorp, Inc.	141	4,467
National Bank Holdings Corp., Class A	1,238	44,184
National Commerce Corp.*	667	28,548
Old Line Bancshares, Inc.	132	3,696
Opus Bank*	1,954	46,896
Pacific Continental Corp.	1,565	42,177
Pacific Premier Bancorp, Inc.*	1,910	72,103
Paragon Commercial Corp.*	61	3,444
Park Sterling Corp.	2,539	31,534
People’s Utah Bancorp	231	7,496
Preferred Bank	1,736	104,768
Republic First Bancorp, Inc.(x)*	1,485	13,736
ServisFirst Bancshares, Inc.	6,249	242,773
Sunshine Bancorp, Inc.*	164	3,811
Texas Capital Bancshares, Inc.*	5,224	448,218
Tompkins Financial Corp.	111	9,562
TriState Capital Holdings, Inc.*	852	19,511
Union Bankshares, Inc.	483	23,377
Veritex Holdings, Inc.*	633	17,066
West Bancorporation, Inc.	492	12,005

		3,184,314

Capital Markets (0.7%)
Artisan Partners Asset Management, Inc., Class A	5,995	195,436
Cohen & Steers, Inc.	2,958	116,811
Cowen, Inc.*	267	4,753
Diamond Hill Investment Group, Inc.	422	89,612
Donnelley Financial Solutions, Inc.*	4,100	88,396
Evercore, Inc., Class A	5,324	427,250
Fifth Street Asset Management, Inc.	804	3,136
Financial Engines, Inc.	7,934	275,706
GAMCO Investors, Inc., Class A	138	4,107
Hamilton Lane, Inc., Class A	1,340	35,979
Houlihan Lokey, Inc.	3,371	131,907
Investment Technology Group, Inc.	675	14,945
Ladenburg Thalmann Financial Services, Inc.	1,479	4,260
Medley Management, Inc., Class A	657	4,041
Moelis & Co., Class A	4,231	182,144
OM Asset Management plc	10,197	152,139
Piper Jaffray Cos	108	6,410
Pzena Investment Management, Inc., Class A	1,771	19,286
Silvercrest Asset Management Group, Inc., Class A	913	13,284
Value Line, Inc.	151	2,661
Virtu Financial, Inc., Class A(x)	3,453	55,939
Virtus Investment Partners, Inc.	132	15,319
Westwood Holdings Group, Inc.	1,084	72,921
WisdomTree Investments, Inc.(x)	15,874	161,597

		2,078,039

Consumer Finance (0.8%)
Enova International, Inc.*	1,442	19,395
FirstCash, Inc.	1,160	73,254
Green Dot Corp., Class A*	6,200	307,396
LendingClub Corp.*	277,565	1,690,371
PRA Group, Inc.*	3,672	105,203
Regional Management Corp.*	182	4,406

		2,200,025

Diversified Financial Services (0.0%)
Marlin Business Services Corp.	391	11,241
NewStar Financial, Inc.	693	8,136

		19,377

Insurance (0.5%)
Atlas Financial Holdings, Inc.*	752	14,213

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Crawford & Co., Class B	1,367	$16,349
eHealth, Inc.*	1,950	46,586
HCI Group, Inc.(x)	647	24,748
Health Insurance Innovations, Inc., Class A(x)*	1,570	22,765
Heritage Insurance Holdings, Inc.(x)	455	6,011
Infinity Property & Casualty Corp.	208	19,594
Investors Title Co.	158	28,293
Kinsale Capital Group, Inc.	2,011	86,815
Maiden Holdings Ltd.	1,042	8,284
National General Holdings Corp.	4,002	76,478
Primerica, Inc.	6,197	505,364
RLI Corp.	4,388	251,696
State National Cos., Inc.	3,792	79,594
Stewart Information Services Corp.	171	6,457
Third Point Reinsurance Ltd.*	5,383	83,975
Trupanion, Inc.(x)*	3,125	82,531
United Insurance Holdings Corp.(x)	2,091	34,083
Universal Insurance Holdings, Inc.(x)	3,170	72,910

		1,466,746

Thrifts & Mortgage Finance (0.6%)
Bear State Financial, Inc.	283	2,904
BofI Holding, Inc.(x)*	3,461	98,535
Charter Financial Corp.	362	6,708
Essent Group Ltd.*	11,047	447,403
Greene County Bancorp, Inc.(x)	301	9,045
Hingham Institution for Savings	90	17,124
LendingTree, Inc.*	3,728	911,309
Meridian Bancorp, Inc.	1,073	20,011
Meta Financial Group, Inc.	124	9,722
NMI Holdings, Inc., Class A*	1,204	14,930
Northfield Bancorp, Inc.	589	10,219
Ocwen Financial Corp.*	982	3,378
Southern Missouri Bancorp, Inc.	86	3,138
Walker & Dunlop, Inc.*	3,227	168,869
Waterstone Financial, Inc.	319	6,221
Western New England Bancorp, Inc.	306	3,335
WSFS Financial Corp.	1,121	54,649

		1,787,500

Total Financials		10,736,001

Health Care (25.2%)
Biotechnology (6.5%)
Acceleron Pharma, Inc.*	3,578	133,531
Achaogen, Inc.(x)*	4,599	73,354
Acorda Therapeutics, Inc.*	902	21,332
Adamas Pharmaceuticals, Inc.*	1,013	21,445
Aduro Biotech, Inc.*	6,020	64,113
Advaxis, Inc.(x)*	4,665	19,500
Agenus, Inc.(x)*	8,125	35,831
Agios Pharmaceuticals, Inc.(x)*	7,430	495,953
Aileron Therapeutics, Inc.*	448	5,994
Aimmune Therapeutics, Inc.(x)*	4,721	117,034
Akebia Therapeutics, Inc.*	6,020	118,413
Alder Biopharmaceuticals, Inc.*	1,524	18,669
Alnylam Pharmaceuticals, Inc.*	5,844	686,612
Amicus Therapeutics, Inc.(x)*	22,388	337,611
AnaptysBio, Inc.*	1,596	55,780
Anavex Life Sciences Corp.(x)*	5,326	22,050
Arena Pharmaceuticals, Inc.*	5,303	135,227
Array BioPharma, Inc.(x)*	20,601	253,392
Asterias Biotherapeutics, Inc.(x)*	3,921	13,331
Athenex, Inc.(x)*	636	11,136
Athersys, Inc.(x)*	13,027	26,836
Audentes Therapeutics, Inc.*	1,929	54,031
Avexis, Inc.*	3,395	328,398
Axovant Sciences Ltd.(x)*	4,376	30,107
Bellicum Pharmaceuticals, Inc.(x)*	34,176	394,733
BioCryst Pharmaceuticals, Inc.*	9,428	49,403
Biohaven Pharmaceutical Holding Co. Ltd.*	1,237	46,239
BioSpecifics Technologies Corp.*	794	36,937
Bluebird Bio, Inc.*	2,435	334,447
Blueprint Medicines Corp.*	5,263	366,673
Calithera Biosciences, Inc.*	4,275	67,331
Calyxt, Inc.(x)*	785	19,225
Cara Therapeutics, Inc.(x)*	3,226	44,164
Catalyst Pharmaceuticals, Inc.(x)*	9,961	25,102
ChemoCentryx, Inc.*	3,405	25,265
Clovis Oncology, Inc.*	5,990	493,576
Coherus Biosciences, Inc.(x)*	5,343	71,329
Conatus Pharmaceuticals, Inc.*	3,578	19,643
Concert Pharmaceuticals, Inc.*	986	14,544
Corbus Pharmaceuticals Holdings, Inc.(x)*	6,160	44,044
Curis, Inc.*	16,486	24,564
Cytokinetics, Inc.*	5,506	79,837
CytomX Therapeutics, Inc.*	4,034	73,298
Dynavax Technologies Corp.*	745	16,018
Eagle Pharmaceuticals, Inc.(x)*	1,089	64,948
Edge Therapeutics, Inc.*	2,687	28,832
Editas Medicine, Inc.(x)*	36,843	884,599
Emergent BioSolutions, Inc.*	2,156	87,210
Epizyme, Inc.*	4,143	78,924
Esperion Therapeutics, Inc.(x)*	2,291	114,825
Exact Sciences Corp.*	16,024	755,050
Fate Therapeutics, Inc.*	1,225	4,851
FibroGen, Inc.*	8,979	483,070
Flexion Therapeutics, Inc.(x)*	3,742	90,482
Fortress Biotech, Inc.(x)*	4,640	20,509
Foundation Medicine, Inc.*	1,997	80,279
G1 Therapeutics, Inc.*	759	18,892
Genocea Biosciences, Inc.(x)*	3,259	4,758
Genomic Health, Inc.*	2,637	84,621
Geron Corp.(x)*	20,822	45,392
Global Blood Therapeutics, Inc.*	4,989	154,908
Halozyme Therapeutics, Inc.(x)*	16,124	280,074
Heron Therapeutics, Inc.(x)*	5,178	83,625
Idera Pharmaceuticals, Inc.*	13,327	29,719
Ignyta, Inc.*	6,948	85,808
Immune Design Corp.*	288	2,981
ImmunoGen, Inc.*	11,278	86,277
Immunomedics, Inc.(x)*	5,178	72,388
Inovio Pharmaceuticals, Inc.*	10,896	69,081
Insmed, Inc.*	8,620	269,030
Insys Therapeutics, Inc.(x)*	3,342	29,677
Intellia Therapeutics, Inc.(x)*	28,037	696,719
Intrexon Corp.(x)*	20,779	395,009
Invitae Corp.(x)*	5,383	50,439
Iovance Biotherapeutics, Inc.*	524	4,061
Ironwood Pharmaceuticals, Inc.(x)*	18,242	287,676
Jounce Therapeutics, Inc.*	1,908	29,727
Juno Therapeutics, Inc.*	16,057	720,317
Karyopharm Therapeutics, Inc.*	991	10,881
Keryx Biopharmaceuticals, Inc.(x)*	12,048	85,541
Kindred Biosciences, Inc.*	392	3,077
Kite Pharma, Inc.*	6,689	1,202,748
Kura Oncology, Inc.*	2,537	37,928
La Jolla Pharmaceutical Co.*	2,428	84,446
Lexicon Pharmaceuticals, Inc.(x)*	5,718	70,274
Ligand Pharmaceuticals, Inc.(x)*	2,799	381,084
Loxo Oncology, Inc.*	3,091	284,743
MacroGenics, Inc.*	1,336	24,689

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Madrigal Pharmaceuticals, Inc.(x)*	492	$22,130
Matinas BioPharma Holdings, Inc.(x)*	7,231	9,545
MediciNova, Inc.(x)*	3,754	23,913
Merrimack Pharmaceuticals, Inc.(x)	1,095	15,921
Mersana Therapeutics, Inc.*	457	7,902
MiMedx Group, Inc.(x)*	14,257	169,373
Minerva Neurosciences, Inc.*	3,435	26,106
Miragen Therapeutics, Inc.*	1,407	12,874
Momenta Pharmaceuticals, Inc.*	2,499	46,232
Natera, Inc.*	4,347	56,033
NewLink Genetics Corp.(x)*	3,033	30,876
Novavax, Inc.(x)*	15,211	17,341
Nymox Pharmaceutical Corp.*	1,434	5,478
Oncocyte Corp.*	554	4,183
Organovo Holdings, Inc.(x)*	13,515	30,003
Ovid therapeutics, Inc.*	681	5,836
Pieris Pharmaceuticals, Inc.*	4,767	27,458
Portola Pharmaceuticals, Inc.*	6,937	374,806
Progenics Pharmaceuticals, Inc.*	9,321	68,603
Protagonist Therapeutics, Inc.(x)*	562	9,931
Prothena Corp. plc(x)*	4,020	260,375
PTC Therapeutics, Inc.*	4,359	87,224
Puma Biotechnology, Inc.*	3,889	465,708
Ra Pharmaceuticals, Inc.*	1,623	23,696
Radius Health, Inc.(x)*	5,028	193,829
REGENXBIO, Inc.*	1,064	35,059
Repligen Corp.*	5,073	194,397
Rigel Pharmaceuticals, Inc.*	17,124	43,495
Sage Therapeutics, Inc.*	4,684	291,813
Sangamo Therapeutics, Inc.*	11,194	167,910
Sarepta Therapeutics, Inc.*	6,134	278,238
Selecta Biosciences, Inc.*	1,847	33,708
Seres Therapeutics, Inc.*	2,833	45,441
Spark Therapeutics, Inc.*	3,617	322,492
Stemline Therapeutics, Inc.*	423	4,695
Strongbridge Biopharma plc*	2,914	20,107
Syndax Pharmaceuticals, Inc.*	1,466	17,152
Synergy Pharmaceuticals, Inc.(x)*	30,193	87,560
Syros Pharmaceuticals, Inc.*	1,716	25,260
TG Therapeutics, Inc.(x)*	6,766	80,177
Tocagen, Inc.*	1,021	12,722
Trevena, Inc.*	428	1,091
Ultragenyx Pharmaceutical, Inc.*	5,362	285,580
Vanda Pharmaceuticals, Inc.*	5,894	105,503
VBI Vaccines, Inc.*	2,843	10,946
Veracyte, Inc.*	3,228	28,310
Versartis, Inc.*	4,523	11,081
vTv Therapeutics, Inc., Class A*	949	5,675
XBiotech, Inc.(x)*	2,520	11,012
Xencor, Inc.*	5,131	117,603
ZIOPHARM Oncology, Inc.(x)*	17,667	108,475

		18,047,099

Health Care Equipment & Supplies (3.8%)
Abaxis, Inc.	2,968	132,521
Accuray, Inc.(x)*	11,511	46,044
Anika Therapeutics, Inc.*	1,588	92,104
Antares Pharma, Inc.(x)*	19,936	64,593
AtriCure, Inc.*	4,414	98,741
Atrion Corp.	192	129,024
AxoGen, Inc.(x)*	3,815	73,820
Cantel Medical Corp.	4,921	463,411
Cardiovascular Systems, Inc.*	4,323	121,692
Cerus Corp.*	12,636	34,496
ConforMIS, Inc.(x)*	1,891	6,656
Corindus Vascular Robotics, Inc.(x)*	14,088	21,414
CryoLife, Inc.*	2,942	66,783
Cutera, Inc.*	1,749	72,321
Endologix, Inc.*	10,801	48,172
Entellus Medical, Inc.(x)*	1,656	30,570
FONAR Corp.*	742	22,631
GenMark Diagnostics, Inc.*	6,843	65,898
Glaukos Corp.*	3,870	127,710
Globus Medical, Inc., Class A*	9,588	284,955
Haemonetics Corp.*	5,764	258,631
Heska Corp.*	882	77,695
ICU Medical, Inc.*	1,442	267,996
Inogen, Inc.*	2,311	219,776
Insulet Corp.*	7,900	435,132
Integra LifeSciences Holdings Corp.*	8,648	436,551
iRhythm Technologies, Inc.*	1,836	95,252
K2M Group Holdings, Inc.*	5,638	119,582
Lantheus Holdings, Inc.*	3,770	67,106
LeMaitre Vascular, Inc.	2,060	77,085
Masimo Corp.*	6,096	527,670
Meridian Bioscience, Inc.	4,836	69,155
Merit Medical Systems, Inc.*	6,608	279,849
Natus Medical, Inc.*	4,455	167,063
Neogen Corp.*	5,043	390,631
Nevro Corp.*	3,768	342,436
Novocure Ltd.*	7,844	155,703
NuVasive, Inc.*	6,904	382,896
NxStage Medical, Inc.*	8,777	242,245
Obalon Therapeutics, Inc.(x)*	683	6,509
OraSure Technologies, Inc.*	7,235	162,788
Orthofix International NV*	477	22,538
Oxford Immunotec Global plc*	3,004	50,467
Penumbra, Inc.*	31,293	2,825,758
Pulse Biosciences, Inc.(x)*	1,269	23,616
Quidel Corp.*	3,747	164,343
Quotient Ltd.*	2,262	11,152
Rockwell Medical, Inc.(x)*	6,089	52,122
RTI Surgical, Inc.*	5,720	26,026
STAAR Surgical Co.*	5,652	70,367
Surmodics, Inc.*	1,713	53,103
Tactile Systems Technology, Inc.*	1,266	39,183
Utah Medical Products, Inc.	400	29,420
Varex Imaging Corp.*	5,065	171,400
ViewRay, Inc.(x)*	4,043	23,288
Viveve Medical, Inc.(x)*	2,052	10,752
Wright Medical Group NV*	14,208	367,561

		10,726,403

Health Care Providers & Services (4.4%)
Addus HomeCare Corp.*	1,035	36,536
Almost Family, Inc.*	452	24,272
Amedisys, Inc.*	3,859	215,950
American Renal Associates Holdings, Inc.(x)*	1,233	18,458
AMN Healthcare Services, Inc.*	6,388	291,932
BioScrip, Inc.(x)*	1,619	4,452
BioTelemetry, Inc.*	3,792	125,136
Capital Senior Living Corp.(x)*	3,453	43,335
Chemed Corp.	2,139	432,185
Civitas Solutions, Inc.*	2,173	40,092
CorVel Corp.*	1,240	67,456
Cross Country Healthcare, Inc.*	2,321	33,028
Ensign Group, Inc. (The)	3,771	85,187
Genesis Healthcare, Inc.(x)*	5,025	5,829
HealthEquity, Inc.*	161,617	8,174,588
HealthSouth Corp.	13,404	621,275
Landauer, Inc.	1,215	81,770
LHC Group, Inc.*	1,995	141,485
Magellan Health, Inc.*	2,369	204,445

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Molina Healthcare, Inc.(x)*	6,015	$413,591
National Research Corp., Class A	1,210	45,617
PetIQ, Inc.*	709	19,200
Providence Service Corp. (The)*	1,322	71,494
R1 RCM, Inc.*	12,849	47,670
RadNet, Inc.*	4,876	56,318
Select Medical Holdings Corp.*	14,571	279,763
Surgery Partners, Inc.*	2,632	27,241
Teladoc, Inc.*	7,295	241,829
Tenet Healthcare Corp.(x)*	10,939	179,728
Tivity Health, Inc.*	3,293	134,354
Triple-S Management Corp., Class B*	702	16,623
US Physical Therapy, Inc.	1,623	99,733

		12,280,572

Health Care Technology (8.0%)
athenahealth, Inc.*	61,782	7,683,211
Castlight Health, Inc., Class B(x)*	360,876	1,551,767
Computer Programs & Systems, Inc.(x)	840	24,822
Cotiviti Holdings, Inc.*	192,927	6,941,513
Evolent Health, Inc., Class A(x)*	1,690	30,082
HealthStream, Inc.*	3,437	80,323
HMS Holdings Corp.*	9,854	195,700
Inovalon Holdings, Inc., Class A(x)*	8,451	144,090
Medidata Solutions, Inc.*	7,668	598,564
Omnicell, Inc.*	5,004	255,454
Quality Systems, Inc.*	4,707	74,041
Simulations Plus, Inc.	1,479	22,925
Tabula Rasa HealthCare, Inc.*	1,279	34,200
Veeva Systems, Inc., Class A*	85,940	4,847,875
Vocera Communications, Inc.*	3,768	118,202

		22,602,769

Life Sciences Tools & Services (0.8%)
Accelerate Diagnostics, Inc.(x)*	3,426	76,914
Cambrex Corp.*	4,399	241,945
Enzo Biochem, Inc.*	5,418	56,726
Fluidigm Corp.*	4,318	21,763
INC Research Holdings, Inc., Class A*	7,397	386,863
Luminex Corp.	2,353	47,836
NanoString Technologies, Inc.*	955	15,433
NeoGenomics, Inc.*	7,776	86,547
Pacific Biosciences of California, Inc.(x)*	13,926	73,112
PAREXEL International Corp.*	6,844	602,819
PRA Health Sciences, Inc.*	6,682	508,968

		2,118,926

Pharmaceuticals (1.7%)
Aclaris Therapeutics, Inc.*	3,046	78,617
Aerie Pharmaceuticals, Inc.(x)*	4,443	215,930
Akcea Therapeutics, Inc.(x)*	1,481	40,979
Amphastar Pharmaceuticals, Inc.*	4,951	88,474
ANI Pharmaceuticals, Inc.*	1,125	59,051
Aratana Therapeutics, Inc.(x)*	5,228	32,048
Assembly Biosciences, Inc.*	1,932	67,465
Catalent, Inc.*	17,148	684,547
Cempra, Inc.*	592	1,924
Clearside Biomedical, Inc.(x)*	1,613	14,098
Collegium Pharmaceutical, Inc.(x)*	199	2,088
Corcept Therapeutics, Inc.*	12,400	239,320
Corium International, Inc.*	3,220	35,678
Depomed, Inc.*	8,016	46,413
Dermira, Inc.*	4,220	113,940
Dova Pharmaceuticals, Inc.*	494	11,994
Durect Corp.*	19,065	33,745
Innoviva, Inc.(x)*	10,193	143,925
Intersect ENT, Inc.*	3,497	108,932
Kala Pharmaceuticals, Inc.*	805	18,386
Medicines Co. (The)(x)*	8,651	320,433
MyoKardia, Inc.*	2,353	100,826
Nektar Therapeutics*	20,126	483,024
Neos Therapeutics, Inc.*	3,003	27,477
Ocular Therapeutix, Inc.(x)*	3,201	19,782
Omeros Corp.(x)*	6,017	130,088
Pacira Pharmaceuticals, Inc.*	5,302	199,090
Paratek Pharmaceuticals, Inc.*	3,280	82,328
Phibro Animal Health Corp., Class A	2,384	88,327
Prestige Brands Holdings, Inc.*	7,266	363,954
Reata Pharmaceuticals, Inc., Class A*	1,517	47,179
Revance Therapeutics, Inc.(x)*	3,118	85,901
SciClone Pharmaceuticals, Inc.*	2,583	28,930
Sienna Biopharmaceuticals, Inc.*	483	10,747
Sucampo Pharmaceuticals, Inc., Class A*	2,903	34,255
Supernus Pharmaceuticals, Inc.*	6,431	257,240
Teligent, Inc.(x)*	5,788	38,837
TherapeuticsMD, Inc.(x)*	21,061	111,413
Theravance Biopharma, Inc.(x)*	5,644	193,251
WaVe Life Sciences Ltd.*	1,643	35,735
Zogenix, Inc.*	2,575	90,254
Zynerba Pharmaceuticals, Inc.*	1,589	13,284

		4,799,909

Total Health Care		70,575,678

Industrials (13.6%)
Aerospace & Defense (0.5%)
Aerojet Rocketdyne Holdings, Inc.*	9,335	326,818
Astronics Corp.*	2,990	88,953
Axon Enterprise, Inc.(x)*	7,068	160,232
Curtiss-Wright Corp.	4,500	470,429
Kratos Defense & Security Solutions, Inc.*	3,830	50,096
Mercury Systems, Inc.*	5,862	304,121
Moog, Inc., Class A*	401	33,455
National Presto Industries, Inc.	59	6,281
Sparton Corp.*	80	1,857
Vectrus, Inc.*	324	9,992

		1,452,234

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	7,943	193,333
Forward Air Corp.	4,086	233,841
Radiant Logistics, Inc.*	5,189	27,554

		454,728

Airlines (0.2%)
Allegiant Travel Co.	1,718	226,261
Hawaiian Holdings, Inc.*	6,525	245,013

		471,274

Building Products (1.0%)
AAON, Inc.	5,639	194,405
Advanced Drainage Systems, Inc.	4,755	96,289
American Woodmark Corp.*	1,908	183,645
Apogee Enterprises, Inc.	3,835	185,077
Builders FirstSource, Inc.*	13,170	236,928
Caesarstone Ltd.*	2,020	60,196
Continental Building Products, Inc.*	5,340	138,840
CSW Industrials, Inc.*	857	38,008
Griffon Corp.	3,499	77,678
Insteel Industries, Inc.	2,283	59,609
JELD-WEN Holding, Inc.*	7,437	264,162
Masonite International Corp.*	4,019	278,115
NCI Building Systems, Inc.*	5,558	86,705
Patrick Industries, Inc.*	2,201	185,104

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
PGT Innovations, Inc.*	6,457	$96,532
Ply Gem Holdings, Inc.*	3,089	52,667
Quanex Building Products Corp.	473	10,855
Simpson Manufacturing Co., Inc.	874	42,861
Trex Co., Inc.*	4,010	361,181
Universal Forest Products, Inc.	2,397	235,290

		2,884,147

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	3,854	160,750
Advanced Disposal Services, Inc.*	5,914	148,974
Aqua Metals, Inc.(x)*	2,320	15,892
Brady Corp., Class A	4,923	186,828
Brink’s Co. (The)	6,228	524,708
Casella Waste Systems, Inc., Class A*	1,058	19,890
Covanta Holding Corp.	15,926	236,501
Deluxe Corp.	6,621	483,068
Healthcare Services Group, Inc.	9,681	522,484
Heritage-Crystal Clean, Inc.*	1,126	24,491
Herman Miller, Inc.	6,909	248,033
HNI Corp.	5,980	247,991
Hudson Technologies, Inc.*	5,100	39,831
InnerWorkings, Inc.*	5,637	63,416
Interface, Inc.	7,475	163,703
Kimball International, Inc., Class B	4,209	83,212
Knoll, Inc.	6,138	122,760
Matthews International Corp., Class A	4,241	264,002
McGrath RentCorp.	213	9,319
MSA Safety, Inc.	4,531	360,260
Multi-Color Corp.	1,878	153,902
Quad/Graphics, Inc.	2,317	52,387
RR Donnelley & Sons Co.	2,658	27,377
SP Plus Corp.*	751	29,665
Steelcase, Inc., Class A	9,299	143,205
Team, Inc.(x)*	1,892	25,258
Tetra Tech, Inc.	7,234	336,743
US Ecology, Inc.	2,973	159,947
Viad Corp.	1,651	100,546
West Corp.	773	18,142

		4,973,285

Construction & Engineering (0.7%)
Argan, Inc.	1,962	131,945
Comfort Systems USA, Inc.	5,000	178,500
Dycom Industries, Inc.(x)*	4,098	351,936
EMCOR Group, Inc.	6,025	418,015
Granite Construction, Inc.	4,212	244,085
Great Lakes Dredge & Dock Corp.*	576	2,794
HC2 Holdings, Inc.*	5,604	29,589
KBR, Inc.	2,223	39,747
MasTec, Inc.*	9,037	419,317
MYR Group, Inc.*	990	28,849
NV5 Global, Inc.*	773	42,244
Orion Group Holdings, Inc.*	1,774	11,637
Primoris Services Corp.	5,358	157,632
Sterling Construction Co., Inc.*	803	12,230
Tutor Perini Corp.*	828	23,515

		2,092,035

Electrical Equipment (0.5%)
Allied Motion Technologies, Inc.	920	23,313
Atkore International Group, Inc.*	4,359	85,044
AZZ, Inc.	3,483	169,622
Energous Corp.(x)*	2,631	33,308
EnerSys	5,927	409,972
Generac Holdings, Inc.*	8,356	383,791
General Cable Corp.	6,191	116,700
Plug Power, Inc.(x)*	31,235	81,523
TPI Composites, Inc.*	1,481	33,086
Vicor Corp.*	2,159	50,952

		1,387,311

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	4,885	158,274

Machinery (5.1%)
Actuant Corp., Class A	4,061	103,962
Alamo Group, Inc.	1,094	117,463
Albany International Corp., Class A	3,053	175,242
Altra Industrial Motion Corp.	3,883	186,772
Astec Industries, Inc.	1,472	82,447
Barnes Group, Inc.	946	66,636
Blue Bird Corp.*	513	10,568
CIRCOR International, Inc.	1,126	61,288
Commercial Vehicle Group, Inc.*	3,482	25,593
Douglas Dynamics, Inc.	2,971	117,057
Energy Recovery, Inc.(x)*	5,033	39,761
EnPro Industries, Inc.	2,888	232,571
ExOne Co. (The)(x)*	1,423	16,165
Federal Signal Corp.	1,986	42,262
Franklin Electric Co., Inc.	5,984	268,382
Global Brass & Copper Holdings, Inc.	2,653	89,671
Harsco Corp.*	10,929	228,416
Hillenbrand, Inc.	8,601	334,149
Hyster-Yale Materials Handling, Inc.	1,146	87,600
John Bean Technologies Corp.	4,270	431,697
Kadant, Inc.	1,466	144,474
Kennametal, Inc.	10,911	440,150
Lindsay Corp.	1,414	129,947
Lydall, Inc.*	2,255	129,212
Milacron Holdings Corp.*	6,457	108,865
Miller Industries, Inc.	167	4,668
Mueller Industries, Inc.	7,717	269,709
Mueller Water Products, Inc., Class A	12,746	163,149
Navistar International Corp.*	399	17,584
NN, Inc.	3,623	105,067
Omega Flex, Inc.	421	30,245
Proto Labs, Inc.*	3,368	270,450
RBC Bearings, Inc.*	3,143	393,346
REV Group, Inc.	1,760	50,618
Spartan Motors, Inc.	2,735	30,222
SPX Corp.*	5,999	176,011
SPX FLOW, Inc.*	1,274	49,125
Standex International Corp.	1,343	142,627
Sun Hydraulics Corp.	3,196	172,584
Tennant Co.	2,261	149,678
Wabash National Corp.(x)	2,280	52,030
Watts Water Technologies, Inc., Class A	2,191	151,617
Welbilt, Inc.*	330,094	7,608,666
Woodward, Inc.	7,239	561,819

		14,069,565

Marine (0.0%)
Matson, Inc.	2,665	75,100

Professional Services (2.4%)
Advisory Board Co. (The)*	5,479	293,811
Barrett Business Services, Inc.	937	52,969
BG Staffing, Inc.	976	16,153
Exponent, Inc.	3,465	256,064
Franklin Covey Co.*	1,126	22,858
GP Strategies Corp.*	1,601	49,391
Hill International, Inc.*	4,252	20,197
Insperity, Inc.	2,454	215,952

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Kforce, Inc.	3,300	$66,660
Mistras Group, Inc.*	273	5,597
On Assignment, Inc.*	6,890	369,854
TriNet Group, Inc.*	5,632	189,348
TrueBlue, Inc.*	381	8,553
WageWorks, Inc.*	85,208	5,172,125
Willdan Group, Inc.*	1,062	34,473

		6,774,005

Road & Rail (0.5%)
ArcBest Corp.	475	15,889
Avis Budget Group, Inc.*	10,174	387,222
Daseke, Inc.*	2,548	33,251
Heartland Express, Inc.	6,068	152,185
Knight-Swift Transportation Holdings, Inc.*	17,410	723,385
Saia, Inc.*	1,464	91,720
Schneider National, Inc., Class B	4,032	102,010
Universal Logistics Holdings, Inc.	920	18,814
YRC Worldwide, Inc.*	907	12,517

		1,536,993

Trading Companies & Distributors (0.6%)
Applied Industrial Technologies, Inc.	5,199	342,094
Beacon Roofing Supply, Inc.*	6,759	346,399
BMC Stock Holdings, Inc.*	495	10,568
CAI International, Inc.*	1,006	30,502
DXP Enterprises, Inc.*	1,695	53,376
EnviroStar, Inc.(x)	478	13,217
Foundation Building Materials, Inc.*	582	8,229
GMS, Inc.*	3,706	131,192
H&E Equipment Services, Inc.	4,250	124,100
Herc Holdings, Inc.*	3,276	160,950
Huttig Building Products, Inc.(x)*	2,391	16,880
Kaman Corp.	345	19,244
Lawson Products, Inc.*	655	16,506
Neff Corp., Class A*	1,043	26,075
Rush Enterprises, Inc., Class A*	1,897	87,813
Rush Enterprises, Inc., Class B*	333	14,525
SiteOne Landscape Supply, Inc.*	4,637	269,410

		1,671,080

Total Industrials		38,000,031

Information Technology (28.8%)
Communications Equipment (1.0%)
Acacia Communications, Inc.(x)*	2,272	107,011
Aerohive Networks, Inc.*	4,357	17,820
Applied Optoelectronics, Inc.(x)*	2,525	163,292
CalAmp Corp.*	4,647	108,043
Ciena Corp.*	19,171	421,187
Clearfield, Inc.(x)*	1,591	21,638
EMCORE Corp.*	1,011	8,290
Extreme Networks, Inc.*	14,892	177,066
Finisar Corp.*	7,199	159,602
InterDigital, Inc.	4,693	346,109
Lumentum Holdings, Inc.*	8,280	450,017
Oclaro, Inc.(x)*	19,564	168,837
Plantronics, Inc.	4,543	200,891
Quantenna Communications, Inc.*	2,950	49,590
Ubiquiti Networks, Inc.(x)*	3,120	174,782
ViaSat, Inc.(x)*	411	26,436
Viavi Solutions, Inc.*	11,543	109,197

		2,709,808

Electronic Equipment, Instruments & Components (1.2%)
Akoustis Technologies, Inc.(x)*	1,192	7,772
Badger Meter, Inc.	3,800	186,200
Bel Fuse, Inc., Class B	318	9,922
Control4 Corp.*	2,919	85,994
Daktronics, Inc.	2,985	31,551
ePlus, Inc.*	1,780	164,561
Fabrinet*	4,878	180,779
FARO Technologies, Inc.*	529	20,234
II-VI, Inc.*	2,379	97,896
Insight Enterprises, Inc.*	1,929	88,580
Iteris, Inc.*	3,222	21,426
Itron, Inc.*	4,639	359,290
KEMET Corp.*	6,391	135,042
Littelfuse, Inc.	3,062	599,784
Mesa Laboratories, Inc.	448	66,895
Methode Electronics, Inc.	4,868	206,160
MicroVision, Inc.*	10,845	30,149
Napco Security Technologies, Inc.*	1,614	15,656
Novanta, Inc.*	4,366	190,358
OSI Systems, Inc.*	2,356	215,268
PCM, Inc.*	547	7,658
Radisys Corp.*	866	1,186
Rogers Corp.*	2,448	326,269
SYNNEX Corp.	797	100,828
Systemax, Inc.	1,195	31,584
Tech Data Corp.*	386	34,296
TTM Technologies, Inc.*	2,767	42,529
VeriFone Systems, Inc.*	1,277	25,898

		3,283,765

Internet Software & Services (13.6%)
2U, Inc.*	5,936	332,653
Alarm.com Holdings, Inc.*	2,735	123,567
Alteryx, Inc., Class A(x)*	1,237	25,198
Amber Road, Inc.*	2,800	21,504
Angie’s List, Inc.*	5,605	69,838
Appfolio, Inc., Class A*	1,051	50,395
Apptio, Inc., Class A*	2,957	54,616
Benefitfocus, Inc.(x)*	46,461	1,563,413
Blucora, Inc.*	1,256	31,777
Box, Inc., Class A*	10,959	211,728
Brightcove, Inc.*	4,727	34,034
Carbonite, Inc.*	3,274	72,028
Care.com, Inc.*	1,892	30,064
ChannelAdvisor Corp.*	3,323	38,215
Cimpress NV*	3,390	331,067
Cloudera, Inc.(x)*	1,982	32,941
CommerceHub, Inc., Series A*	1,912	43,154
CommerceHub, Inc., Series C*	4,039	86,233
Cornerstone OnDemand, Inc.*	7,056	286,544
Coupa Software, Inc.*	171,440	5,340,355
Criteo SA (ADR)(x)*	98,275	4,078,413
Endurance International Group Holdings, Inc.*	8,116	66,551
Envestnet, Inc.*	5,826	297,126
Etsy, Inc.*	116,048	1,958,890
Five9, Inc.*	7,028	167,969
Gogo, Inc.(x)*	7,891	93,193
GrubHub, Inc.(x)*	100,319	5,282,799
GTT Communications, Inc.*	4,171	132,012
Hortonworks, Inc.*	6,920	117,294
Instructure, Inc.*	2,960	98,124
Internap Corp.*	11,079	48,194
j2 Global, Inc.	6,357	469,655
Limelight Networks, Inc.*	4,470	17,746
LivePerson, Inc.*	7,495	101,557
Meet Group, Inc. (The)*	1,650	6,006
MINDBODY, Inc., Class A(x)*	5,725	147,991
MuleSoft, Inc., Class A(x)*	68,107	1,371,675
New Relic, Inc.*	32,122	1,599,676
NIC, Inc.	8,639	148,159
Nutanix, Inc., Class A(x)*	7,688	172,134
Okta, Inc.*	29,331	827,428

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Ominto, Inc.(x)*	1,956	$8,802
Q2 Holdings, Inc.*	4,236	176,429
Quotient Technology, Inc.*	9,952	155,749
Reis, Inc.	1,300	23,400
Shutterstock, Inc.*	149,956	4,992,035
SPS Commerce, Inc.*	2,320	131,567
Stamps.com, Inc.(x)*	2,150	435,698
TechTarget, Inc.*	786	9,385
Tintri, Inc.(x)*	922	2,895
Trade Desk, Inc. (The), Class A*	3,208	197,324
TrueCar, Inc.(x)*	9,355	147,715
Tucows, Inc., Class A(x)*	1,254	73,422
Twilio, Inc., Class A(x)*	8,406	250,919
Veritone, Inc.(x)*	332	15,089
Web.com Group, Inc.*	5,165	129,125
XO Group, Inc.*	2,590	50,945
Yelp, Inc.*	119,382	5,169,241
Yext, Inc.(x)*	1,741	23,120

		37,974,776

IT Services (1.2%)
Acxiom Corp.*	5,542	136,555
Blackhawk Network Holdings, Inc.*	7,413	324,689
Cardtronics plc, Class A*	6,236	143,490
Cass Information Systems, Inc.	1,457	92,432
CSG Systems International, Inc.	3,754	150,535
EPAM Systems, Inc.*	6,689	588,164
Everi Holdings, Inc.*	8,866	67,293
EVERTEC, Inc.	6,832	108,287
ExlService Holdings, Inc.*	4,426	258,124
Forrester Research, Inc.	1,330	55,661
Hackett Group, Inc. (The)	3,339	50,719
Information Services Group, Inc.*	3,082	12,390
MAXIMUS, Inc.	8,789	566,891
MoneyGram International, Inc.*	378	6,090
Perficient, Inc.*	375	7,376
Planet Payment, Inc.*	6,160	26,426
Presidio, Inc.*	1,686	23,857
Science Applications International Corp.	5,947	397,557
ServiceSource International, Inc.*	6,861	23,739
StarTek, Inc.*	1,444	16,967
Sykes Enterprises, Inc.*	540	15,746
Syntel, Inc.	4,415	86,755
TeleTech Holdings, Inc.	1,894	79,075
Travelport Worldwide Ltd.	3,190	50,083
Unisys Corp.(x)*	4,987	42,390
Virtusa Corp.*	2,719	102,724

		3,434,015

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Energy Industries, Inc.*	5,385	434,893
Alpha & Omega Semiconductor Ltd.*	154	2,539
Ambarella, Inc.(x)*	1,847	90,521
Amkor Technology, Inc.*	778	8,208
Axcelis Technologies, Inc.*	4,003	109,482
Brooks Automation, Inc.	9,407	285,597
Cabot Microelectronics Corp.	3,381	270,243
CEVA, Inc.*	2,935	125,618
Cirrus Logic, Inc.*	8,774	467,830
Cohu, Inc.	636	15,162
CyberOptics Corp.*	512	8,320
Diodes, Inc.*	1,375	41,154
Entegris, Inc.*	19,319	557,353
FormFactor, Inc.*	9,765	164,540
Ichor Holdings Ltd.*	2,428	65,070
Impinj, Inc.(x)*	2,417	100,571
Inphi Corp.(x)*	5,672	225,122
Integrated Device Technology, Inc.*	18,210	484,022
Kopin Corp.*	7,568	31,559
Lattice Semiconductor Corp.*	17,017	88,659
MACOM Technology Solutions Holdings, Inc.*	5,494	245,087
MaxLinear, Inc.*	8,090	192,138
MKS Instruments, Inc.	7,340	693,264
Monolithic Power Systems, Inc.	5,433	578,886
Nanometrics, Inc.*	2,734	78,739
NVE Corp.	619	48,882
PDF Solutions, Inc.(x)*	3,598	55,733
Pixelworks, Inc.(x)*	3,958	18,642
Power Integrations, Inc.	3,895	285,114
Rambus, Inc.*	3,735	49,862
Rudolph Technologies, Inc.*	3,731	98,125
Semtech Corp.*	8,819	331,153
Silicon Laboratories, Inc.*	5,692	454,791
SMART Global Holdings, Inc.*	1,606	43,009
Synaptics, Inc.*	4,731	185,361
Ultra Clean Holdings, Inc.*	4,432	135,708
Xcerra Corp.*	6,482	63,848
Xperi Corp.	6,608	167,182

		7,301,987

Software (8.8%)
8x8, Inc.*	11,950	161,325
A10 Networks, Inc.*	6,836	51,680
ACI Worldwide, Inc.*	15,798	359,878
American Software, Inc., Class A	2,262	25,696
Aspen Technology, Inc.*	10,228	642,421
Barracuda Networks, Inc.*	3,353	81,243
Blackbaud, Inc.	6,483	569,207
Blackline, Inc.(x)*	2,102	71,720
Bottomline Technologies de, Inc.*	4,708	149,856
BroadSoft, Inc.*	4,164	209,449
Callidus Software, Inc.*	8,758	215,885
CommVault Systems, Inc.*	5,341	324,733
Digimarc Corp.(x)*	1,328	48,605
Ebix, Inc.(x)	3,294	214,934
Ellie Mae, Inc.*	85,025	6,983,103
Everbridge, Inc.*	2,358	62,298
Exa Corp.(x)*	1,958	47,344
Fair Isaac Corp.	4,145	582,373
Gigamon, Inc.*	5,042	212,520
Glu Mobile, Inc.*	1,083	4,072
Guidewire Software, Inc.*	58,419	4,548,503
HubSpot, Inc.*	23,180	1,948,279
Imperva, Inc.*	4,535	196,819
Majesco*	934	4,661
MicroStrategy, Inc., Class A*	706	90,163
Mitek Systems, Inc.*	4,299	40,841
MobileIron, Inc.*	7,628	28,224
Model N, Inc.*	3,288	49,156
Monotype Imaging Holdings, Inc.	2,619	50,416
Park City Group, Inc.(x)*	1,689	20,521
Paycom Software, Inc.(x)*	6,694	501,782
Paylocity Holding Corp.*	3,521	171,895
Pegasystems, Inc.	4,966	286,290
Progress Software Corp.	5,366	204,820
Proofpoint, Inc.*	5,930	517,215
PROS Holdings, Inc.*	3,500	84,455
QAD, Inc., Class A	880	30,228
Qualys, Inc.*	4,272	221,290
Rapid7, Inc.*	2,748	48,365
RealPage, Inc.*	7,956	317,444
RingCentral, Inc., Class A*	8,467	353,497
Rosetta Stone, Inc.*	436	4,452
Silver Spring Networks, Inc.*	1,406	22,735

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Telenav, Inc.*	2,167	$13,760
Upland Software, Inc.*	1,008	21,329
Varonis Systems, Inc.*	2,568	107,599
VASCO Data Security International, Inc.*	390	4,700
Verint Systems, Inc.*	1,415	59,218
VirnetX Holding Corp.(x)*	7,146	27,869
Workiva, Inc.*	3,461	72,162
Xero Ltd.*	73,039	1,630,162
Zendesk, Inc.*	63,342	1,843,886
Zix Corp.*	7,353	35,956

		24,577,034

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp.(x)*	14,874	199,163
Avid Technology, Inc.*	3,330	15,118
CPI Card Group, Inc.(x)	2,942	3,472
Diebold Nixdorf, Inc.	10,230	233,755
Eastman Kodak Co.(x)*	2,076	15,259
Electronics For Imaging, Inc.*	6,247	266,621
Immersion Corp.(x)*	4,027	32,901
Intevac, Inc.*	2,677	22,621
Pure Storage, Inc., Class A*	12,637	202,065
Quantum Corp.*	738	4,517
Stratasys Ltd.*	3,308	76,481
Super Micro Computer, Inc.*	1,207	26,675
USA Technologies, Inc.(x)*	6,180	38,625

		1,137,273

Total Information Technology		80,418,658

Materials (3.9%)
Chemicals (1.4%)
A Schulman, Inc.	3,838	131,068
AdvanSix, Inc.*	3,499	139,085
Balchem Corp.	4,303	349,791
Calgon Carbon Corp.	553	11,834
Chase Corp.	987	109,952
Codexis, Inc.*	5,260	34,979
Ferro Corp.*	11,294	251,856
Flotek Industries, Inc.(x)*	918	4,269
Hawkins, Inc.	262	10,690
HB Fuller Co.	5,106	296,454
Ingevity Corp.*	5,776	360,827
KMG Chemicals, Inc.	1,289	70,740
Koppers Holdings, Inc.*	2,778	128,205
Kraton Corp.*	907	36,679
Kronos Worldwide, Inc.	2,995	68,376
Minerals Technologies, Inc.	2,680	189,342
OMNOVA Solutions, Inc.*	4,097	44,862
PolyOne Corp.	11,060	442,731
Quaker Chemical Corp.	1,767	261,428
Rayonier Advanced Materials, Inc.(x)	3,747	51,334
Sensient Technologies Corp.	6,053	465,596
Stepan Co.	1,716	143,561
Trinseo SA	4,216	282,894
Valhi, Inc.	142	345

		3,886,898

Construction Materials (1.8%)
Eagle Materials, Inc.	14,463	1,543,202
Forterra, Inc.(x)*	2,594	11,673
Summit Materials, Inc., Class A*	63,443	2,032,080
United States Lime & Minerals, Inc.	5	420
US Concrete, Inc.(x)*	20,138	1,536,529

		5,123,904

Containers & Packaging (0.1%)
Greif, Inc., Class A	3,004	175,853
Greif, Inc., Class B	663	42,598
Myers Industries, Inc.	3,069	64,296

		282,747

Metals & Mining (0.2%)
Century Aluminum Co.*	479	7,942
Coeur Mining, Inc.*	4,150	38,139
Compass Minerals International, Inc.(x)	4,233	274,721
Handy & Harman Ltd.*	213	6,933
Klondex Mines Ltd.*	7,129	25,950
Worthington Industries, Inc.	5,579	256,634

		610,319

Paper & Forest Products (0.4%)
Boise Cascade Co.*	1,063	37,099
Deltic Timber Corp.(x)	1,474	130,346
KapStone Paper and Packaging Corp.	11,786	253,281
Louisiana-Pacific Corp.*	18,565	502,740
Neenah Paper, Inc.	1,859	159,037
Schweitzer-Mauduit International, Inc.	854	35,407
Verso Corp., Class A*	721	3,670

		1,121,580

Total Materials		11,025,448

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexander’s, Inc. (REIT)	272	115,352
American Assets Trust, Inc. (REIT)	1,993	79,262
Armada Hoffler Properties, Inc. (REIT)	5,455	75,334
CareTrust REIT, Inc. (REIT)	9,421	179,376
City Office REIT, Inc. (REIT)	660	9,088
Clipper Realty, Inc. (REIT)	324	3,470
Community Healthcare Trust, Inc. (REIT)	398	10,730
EastGroup Properties, Inc. (REIT)	4,566	402,355
First Industrial Realty Trust, Inc. (REIT)	3,612	108,685
Four Corners Property Trust, Inc. (REIT)	5,847	145,707
GEO Group, Inc. (The) (REIT)	3,693	99,342
Global Medical REIT, Inc. (REIT)	305	2,739
Gramercy Property Trust (REIT)	2,995	90,599
LTC Properties, Inc. (REIT)	2,161	101,524
MedEquities Realty Trust, Inc. (REIT)	955	11,221
Monmouth Real Estate Investment Corp. (REIT)	1,522	24,641
National Health Investors, Inc. (REIT)	2,421	187,119
National Storage Affiliates Trust (REIT)	732	17,744
NexPoint Residential Trust, Inc. (REIT)	168	3,987
Physicians Realty Trust (REIT)	13,288	235,596
Potlatch Corp. (REIT)	5,492	280,092
PS Business Parks, Inc. (REIT)	2,689	358,981
QTS Realty Trust, Inc. (REIT), Class A	6,496	340,131
Retail Opportunity Investments Corp. (REIT)	1,464	27,831
Rexford Industrial Realty, Inc. (REIT)	3,860	110,473
Ryman Hospitality Properties, Inc. (REIT)	6,073	379,501
Sabra Health Care REIT, Inc. (REIT)	3,774	82,802
Safety Income and Growth, Inc. (REIT)	228	4,250

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Saul Centers, Inc. (REIT)	1,350	$83,579
Terreno Realty Corp. (REIT)	1,846	66,788
UMH Properties, Inc. (REIT)	3,313	51,517
Universal Health Realty Income Trust (REIT)	1,745	131,730
Urban Edge Properties (REIT)	13,296	320,700
Washington REIT (REIT)	3,863	126,552

		4,268,798

Real Estate Management & Development (0.2%)
Altisource Portfolio Solutions SA*	1,572	40,668
Consolidated-Tomoka Land Co.	511	30,696
HFF, Inc., Class A	4,998	197,721
Kennedy-Wilson Holdings, Inc.(x)	5,963	110,614
Marcus & Millichap, Inc.*	2,255	60,862
Maui Land & Pineapple Co., Inc.*	913	12,736
Redfin Corp.(x)*	427	10,713
RMR Group, Inc. (The), Class A	994	51,042
Trinity Place Holdings, Inc.*	2,345	16,462

		531,514

Total Real Estate		4,800,312

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
Cogent Communications Holdings, Inc.	5,643	275,943
Consolidated Communications Holdings, Inc.	4,781	91,221
General Communication, Inc., Class A*	3,384	138,033
Globalstar, Inc.(x)*	40,536	66,074
IDT Corp., Class B	1,472	20,726
Lumos Networks Corp.*	2,259	40,481
Ooma, Inc.*	2,356	24,856
ORBCOMM, Inc.*	8,350	87,425
Straight Path Communications, Inc., Class B*	1,324	239,207
Vonage Holdings Corp.*	26,970	219,536

		1,203,502

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	4,869	104,051
Shenandoah Telecommunications Co.	6,353	236,331

		340,382

Total Telecommunication Services		1,543,884

Utilities (0.4%)
Electric Utilities (0.1%)
MGE Energy, Inc.	2,337	150,970
Spark Energy, Inc., Class A	1,458	21,870

		172,840

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	253	19,797
New Jersey Resources Corp.	898	37,851
RGC Resources, Inc.(x)	320	9,142
Southwest Gas Holdings, Inc.	623	48,358

		115,148

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	11,299	27,683
Ormat Technologies, Inc.	2,552	155,799
Pattern Energy Group, Inc.	2,011	48,465

		231,947

Water Utilities (0.2%)
American States Water Co.	3,370	165,972
California Water Service Group	4,009	152,943
Global Water Resources, Inc.	1,368	12,887
Middlesex Water Co.	1,881	73,867
Pure Cycle Corp.*	2,241	16,808
York Water Co. (The)	1,622	54,986

		477,463

Total Utilities		997,398

Total Common Stocks (97.6%) (Cost $212,512,643)		273,135,570

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR(r)*†	22,179	18,464

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*†	899	—

Total Rights (0.0%) (Cost $—)		18,464

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	1,653,687	1,654,183

	Principal Amount	Value (Note 1)
Repurchase Agreements (13.4%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $4,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $4,080,000.(xx)	$4,000,000	4,000,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $2,800,373, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $2,857,525.(xx)	2,800,000	2,800,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $2,800,245, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $2,856,001.(xx)	2,800,000	2,800,000

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,400,146, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $1,428,007.(xx)	$1,400,000	$1,400,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,000,104, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $1,020,009.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $2,700,270, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $2,754,014.(xx)	2,700,000	2,700,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $3,500,350, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $3,570,012.(xx)	3,500,000	3,500,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $412,141, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $420,346.(xx)	412,104	412,104
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $2,600,541, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,654,022.(xx)	2,600,000	2,600,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $1,700,147, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,735,322.(xx)	1,700,000	1,700,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $3,500,299, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $3,569,993.(xx)	3,499,990	3,499,990
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $5,001,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $5,100,012.(xx)	5,000,000	5,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $6,001,237, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $6,120,000.(xx)	6,000,000	6,000,000

Total Repurchase Agreements		37,412,094

Total Short-Term Investments (14.0%) (Cost $39,066,277)		39,066,277

Total Investments (111.6%) (Cost $251,578,920)		312,220,311
Other Assets Less Liabilities (-11.6%)		(32,454,097)

Net Assets (100%)		$279,766,214

*	Non-income producing.

†	Securities (totaling $18,464 or 0.0% of net assets) held at fair value by management.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $37,242,954. This was secured by cash collateral of $37,412,094 which was subsequently invested in joint repurchase agreements with a total value of $37,412,094, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $594,679 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 10/26/2017-11/15/2046.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	25	12/2017	USD	1,866,125	71,549

					71,549

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$48,234,391	$—	$—	$48,234,391
Consumer Staples	5,055,537	—	—	5,055,537
Energy	1,748,232	—	—	1,748,232
Financials	10,736,001	—	—	10,736,001
Health Care	70,575,678	—	—	70,575,678
Industrials	38,000,031	—	—	38,000,031
Information Technology	78,788,496	1,630,162	—	80,418,658
Materials	11,025,448	—	—	11,025,448
Real Estate	4,800,312	—	—	4,800,312
Telecommunication Services	1,543,884	—	—	1,543,884
Utilities	997,398	—	—	997,398
Futures	71,549	—	—	71,549
Rights
Health Care	—	—	18,464	18,464
Short-Term Investments
Investment Companies	1,654,183	—	—	1,654,183
Repurchase Agreements	—	37,412,094	—	37,412,094

Total Assets	$273,231,140	$39,042,256	$18,464	$312,291,860

Total Liabilities	$—	$—	$—	$—

Total	$273,231,140	$39,042,256	$18,464	$312,291,860

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,989,837
Aggregate gross unrealized depreciation	(16,409,813)

Net unrealized appreciation	$60,580,024

Federal income tax cost of investment securities and derivative instruments, if applicable	$251,711,836

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.7%)
Auto Components (0.3%)
BorgWarner, Inc.	2,329	$119,315
Delphi Automotive plc	3,306	325,310
Goodyear Tire & Rubber Co. (The)	50,024	1,663,298
International Automotive Components Group North America, LLC, Class A(r)*†	131,578	78,784

		2,186,707

Automobiles (0.8%)
Ford Motor Co.	48,066	575,350
General Motors Co.	113,825	4,596,254
Harley-Davidson, Inc.(x)	2,143	103,314

		5,274,918

Distributors (0.1%)
Genuine Parts Co.	1,805	172,648
LKQ Corp.*	3,948	142,089

		314,737

Diversified Consumer Services (0.0%)
H&R Block, Inc.	2,572	68,107

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	5,019	324,077
Chipotle Mexican Grill, Inc.(x)*	309	95,119
Darden Restaurants, Inc.	1,592	125,418
Hilton Worldwide Holdings, Inc.	2,501	173,694
Marriott International, Inc., Class A	3,868	426,486
McDonald’s Corp.	9,960	1,560,533
MGM Resorts International	6,374	207,729
Royal Caribbean Cruises Ltd.	2,128	252,253
Starbucks Corp.	17,789	955,447
Wyndham Worldwide Corp.	1,212	127,757
Wynn Resorts Ltd.	976	145,346
Yum Brands, Inc.	4,238	311,959

		4,705,818

Household Durables (0.2%)
DR Horton, Inc.	4,098	163,633
Garmin Ltd.	1,306	70,485
Leggett & Platt, Inc.	1,534	73,218
Lennar Corp., Class A	2,413	127,406
Mohawk Industries, Inc.*	773	191,325
Newell Brands, Inc.	6,113	260,843
PulteGroup, Inc.	3,458	94,507
Whirlpool Corp.	871	160,647

		1,142,064

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	4,902	4,712,537
Expedia, Inc.	1,538	221,380
Netflix, Inc.*	5,336	967,684
Priceline Group, Inc. (The)*	604	1,105,814
TripAdvisor, Inc.(x)*	1,260	51,068

		7,058,483

Leisure Products (0.0%)
Hasbro, Inc.	1,378	134,589
Mattel, Inc.(x)	4,181	64,722

		199,311

Media (5.0%)
CBS Corp. (Non-Voting), Class B	4,431	256,998
Charter Communications, Inc., Class A*	19,108	6,944,229
Comcast Corp., Class A	57,921	2,228,800
Discovery Communications, Inc., Class A*	2,010	42,793
Discovery Communications, Inc., Class C*	2,502	50,690
DISH Network Corp., Class A*	56,989	3,090,513
Interpublic Group of Cos., Inc. (The)	4,763	99,023
News Corp., Class A	4,557	60,426
News Corp., Class B	1,628	22,222
Omnicom Group, Inc.	2,774	205,470
Scripps Networks Interactive, Inc., Class A	1,191	102,295
Sky plc	238,555	2,924,923
Time Warner, Inc.	75,347	7,719,300
Tribune Co. Litigation Interests, Class 1C(r)*†	24,151	—
Twenty-First Century Fox, Inc., Class A	12,953	341,700
Twenty-First Century Fox, Inc., Class B	5,258	135,604
Viacom, Inc., Class B	4,426	123,220
Walt Disney Co. (The)	70,024	6,902,266

		31,250,472

Multiline Retail (0.2%)
Dollar General Corp.	3,209	260,089
Dollar Tree, Inc.*	2,901	251,865
Kohl’s Corp.(x)	2,104	96,048
Macy’s, Inc.	3,846	83,920
Nordstrom, Inc.(x)	1,501	70,772
Target Corp.	6,701	395,426

		1,158,120

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	927	91,958
AutoZone, Inc.*	335	199,362
Best Buy Co., Inc.	3,266	186,031
CarMax, Inc.(x)*	2,261	171,406
Foot Locker, Inc.	1,606	56,563
Gap, Inc. (The)	2,852	84,220
Home Depot, Inc. (The)	14,494	2,370,640
L Brands, Inc.	3,151	131,113
Lowe’s Cos., Inc.	10,380	829,777
O’Reilly Automotive, Inc.*	1,082	233,030
Ross Stores, Inc.	4,727	305,222
Signet Jewelers Ltd.(x)	743	49,447
Tiffany & Co.	1,255	115,184
TJX Cos., Inc. (The)	7,775	573,251
Tractor Supply Co.	1,519	96,138
Ulta Beauty, Inc.*	719	162,537

		5,655,879

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	3,488	140,497
Hanesbrands, Inc.(x)	4,356	107,332
Michael Kors Holdings Ltd.*	1,805	86,369
NIKE, Inc., Class B	16,133	836,495
PVH Corp.	959	120,892
Ralph Lauren Corp.	640	56,506
Under Armour, Inc., Class A(x)*	2,326	38,333
Under Armour, Inc., Class C(x)*	2,307	34,651
VF Corp.	4,017	255,360

		1,676,435

Total Consumer Discretionary		60,691,051

Consumer Staples (7.8%)
Beverages (1.2%)
Brown-Forman Corp., Class B	2,407	130,700
Coca-Cola Co. (The)	47,156	2,122,492
Constellation Brands, Inc., Class A	2,127	424,230
Dr Pepper Snapple Group, Inc.	2,211	195,607
Molson Coors Brewing Co., Class B	2,274	185,649
Monster Beverage Corp.*	5,106	282,107
PepsiCo, Inc.	39,995	4,456,643

		7,797,428

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	5,387	885,030
CVS Health Corp.	70,328	5,719,073

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co. (The)	165,904	$3,328,034
Rite Aid Corp.(x)*	181,997	356,714
Sysco Corp.	5,966	321,866
Walgreens Boots Alliance, Inc.	56,581	4,369,185
Wal-Mart Stores, Inc.	18,000	1,406,520

		16,386,422

Food Products (0.5%)
Archer-Daniels-Midland Co.	6,832	290,428
Campbell Soup Co.	2,491	116,629
Conagra Brands, Inc.	5,124	172,884
General Mills, Inc.	7,132	369,152
Hershey Co. (The)	1,718	187,554
Hormel Foods Corp.	3,356	107,862
JM Smucker Co. (The)	1,418	148,791
Kellogg Co.	2,994	186,736
Kraft Heinz Co. (The)	7,336	568,907
McCormick & Co., Inc. (Non-Voting)(x)	1,472	151,086
Mondelez International, Inc., Class A	18,555	754,446
Tyson Foods, Inc., Class A	3,527	248,477

		3,302,952

Household Products (1.0%)
Church & Dwight Co., Inc.	3,088	149,614
Clorox Co. (The)	1,577	208,022
Colgate-Palmolive Co.	10,853	790,641
Energizer Holdings, Inc.	32,309	1,487,829
Kimberly-Clark Corp.	4,306	506,730
Procter & Gamble Co. (The)	31,394	2,856,226

		5,999,062

Personal Products (0.1%)
Coty, Inc., Class A	5,864	96,932
Estee Lauder Cos., Inc. (The), Class A	2,801	302,060

		398,992

Tobacco (2.4%)
Altria Group, Inc.	68,581	4,349,407
British American Tobacco plc	83,633	5,235,827
British American Tobacco plc (ADR)	31,065	1,940,009
Imperial Brands plc	34,496	1,471,793
Philip Morris International, Inc.	19,145	2,125,286

		15,122,322

Total Consumer Staples		49,007,178

Energy (6.8%)
Energy Equipment & Services (0.8%)
Baker Hughes a GE Co.	72,747	2,663,995
Halliburton Co.	10,643	489,897
Helmerich & Payne, Inc.(x)	1,363	71,026
National Oilwell Varco, Inc.	4,635	165,609
Schlumberger Ltd.	17,002	1,186,060
TechnipFMC plc*	5,399	150,740

		4,727,327

Oil, Gas & Consumable Fuels (6.0%)
Anadarko Petroleum Corp.	42,858	2,093,613
Andeavor	1,775	183,091
Apache Corp.	51,295	2,349,311
BP plc	312,180	1,996,647
Cabot Oil & Gas Corp.	5,554	148,570
Chesapeake Energy Corp.(x)*	11,163	48,001
Chevron Corp.	23,314	2,739,395
Cimarex Energy Co.	1,164	132,312
Concho Resources, Inc.*	1,826	240,521
ConocoPhillips	14,983	749,899
Devon Energy Corp.	6,448	236,706
EOG Resources, Inc.	7,100	686,854
EQT Corp.	2,157	140,723
Exxon Mobil Corp.	52,147	4,275,010
Hess Corp.	3,317	155,534
Kinder Morgan, Inc.	245,125	4,701,497
Marathon Oil Corp.	214,976	2,915,075
Marathon Petroleum Corp.	6,209	348,201
Newfield Exploration Co.*	2,368	70,259
Noble Energy, Inc.	6,012	170,500
Occidental Petroleum Corp.	9,395	603,253
ONEOK, Inc.	4,676	259,097
Phillips 66	5,283	483,976
Pioneer Natural Resources Co.	2,090	308,359
Plains GP Holdings LP, Class A	72,303	1,581,267
Range Resources Corp.(x)	2,776	54,326
Royal Dutch Shell plc (Amsterdam Stock Exchange), Class A	122,937	3,715,301
Royal Dutch Shell plc (London Stock Exchange), Class A	77,527	2,335,881
Valero Energy Corp.	5,435	418,115
Williams Cos., Inc. (The)	129,900	3,898,298

		38,039,592

Total Energy		42,766,919

Financials (15.6%)
Banks (7.2%)
Bank of America Corp.	120,721	3,059,070
Barclays plc	716,937	1,857,505
BB&T Corp.	9,934	466,302
CIT Group, Inc.	53,530	2,625,647
Citigroup, Inc.	98,188	7,142,195
Citizens Financial Group, Inc.	136,248	5,159,712
Comerica, Inc.	2,161	164,798
FCB Financial Holdings, Inc., Class A*	39,554	1,910,458
Fifth Third Bancorp	8,941	250,169
Guaranty Bancorp	18,334	509,685
Huntington Bancshares, Inc.	13,231	184,705
JPMorgan Chase & Co.	96,083	9,176,886
KeyCorp	13,244	249,252
M&T Bank Corp.	1,838	295,992
People’s United Financial, Inc.	4,157	75,408
PNC Financial Services Group, Inc. (The)‡	32,241	4,345,120
Regions Financial Corp.	14,313	217,987
SunTrust Banks, Inc.	5,889	351,986
US Bancorp	19,564	1,048,435
Wells Fargo & Co.	102,880	5,673,832
Zions Bancorp	2,479	116,959

		44,882,103

Capital Markets (1.3%)
Affiliated Managers Group, Inc.	700	132,881
Ameriprise Financial, Inc.	1,836	272,664
Bank of New York Mellon Corp. (The)	12,735	675,211
BlackRock, Inc.‡	1,525	681,813
CBOE Holdings, Inc.	1,386	149,175
Charles Schwab Corp. (The)	14,678	642,016
CME Group, Inc.	4,174	566,328
E*TRADE Financial Corp.*	3,282	143,128
Franklin Resources, Inc.	4,046	180,087
Goldman Sachs Group, Inc. (The)	4,428	1,050,278
Intercontinental Exchange, Inc.	7,204	494,915
Invesco Ltd.	4,934	172,887
Lehman Brothers Holdings, Inc. Claim Assignment*	10,579,142	234,857
Moody’s Corp.	2,029	282,457
Morgan Stanley	17,338	835,172
Nasdaq, Inc.	1,484	115,114
Northern Trust Corp.	2,628	241,592
Raymond James Financial, Inc.	1,562	131,723
S&P Global, Inc.	3,127	488,781

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
State Street Corp.	4,597	$439,197
T. Rowe Price Group, Inc.	2,953	267,689

		8,197,965

Consumer Finance (1.0%)
Ally Financial, Inc.	67,136	1,628,719
American Express Co.	9,020	815,949
Capital One Financial Corp.	37,768	3,197,439
Discover Financial Services	4,582	295,447
Navient Corp.	3,427	51,474
Synchrony Financial	9,200	285,660

		6,274,688

Diversified Financial Services (1.1%)
Berkshire Hathaway, Inc., Class B*	23,686	4,342,117
Leucadia National Corp.	3,741	94,460
Voya Financial, Inc.	65,348	2,606,732

		7,043,309

Insurance (5.0%)
Aflac, Inc.	4,829	393,032
Alleghany Corp.*	7,238	4,009,924
Allstate Corp. (The)	4,403	404,680
American International Group, Inc.	110,709	6,796,425
Aon plc	3,130	457,293
Arthur J Gallagher & Co.	2,275	140,026
Assurant, Inc.	631	60,273
Brighthouse Financial, Inc.*	7,427	451,562
Chubb Ltd.	28,502	4,062,960
Cincinnati Financial Corp.	1,856	142,114
Everest Re Group Ltd.	489	111,683
Hartford Financial Services Group, Inc. (The)	35,741	1,981,124
Lincoln National Corp.	2,656	195,163
Loews Corp.	3,382	161,863
Marsh & McLennan Cos., Inc.	6,332	530,685
MetLife, Inc.	81,415	4,229,508
Principal Financial Group, Inc.	3,373	217,019
Progressive Corp. (The)	7,156	346,494
Prudential Financial, Inc.	5,208	553,715
Torchmark Corp.	1,356	108,602
Travelers Cos., Inc. (The)	3,371	413,015
Unum Group	2,815	143,931
White Mountains Insurance Group Ltd.	700	599,900
Willis Towers Watson plc	1,651	254,634
XL Group Ltd.	120,306	4,746,071

		31,511,696

Total Financials		97,909,761

Health Care (12.3%)
Biotechnology (1.4%)
AbbVie, Inc.	19,682	1,748,944
Alexion Pharmaceuticals, Inc.*	2,760	387,200
Amgen, Inc.	8,971	1,672,643
Biogen, Inc.*	2,599	813,799
Celgene Corp.*	9,627	1,403,809
Gilead Sciences, Inc.	16,062	1,301,343
Incyte Corp.*	2,081	242,936
Regeneron Pharmaceuticals, Inc.*	952	425,658
Vertex Pharmaceuticals, Inc.*	3,105	472,084

		8,468,416

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	21,264	1,134,647
Align Technology, Inc.*	888	165,408
Baxter International, Inc.	6,172	387,293
Becton Dickinson and Co.	2,774	543,565
Boston Scientific Corp.*	17,036	496,940
Cooper Cos., Inc. (The)	609	144,400
CR Bard, Inc.	910	291,655
Danaher Corp.	7,580	650,212
DENTSPLY SIRONA, Inc.	2,813	168,246
Edwards Lifesciences Corp.*	2,611	285,408
Hologic, Inc.*	3,511	128,819
IDEXX Laboratories, Inc.*	1,071	166,530
Intuitive Surgical, Inc.*	459	480,059
Medtronic plc	139,414	10,842,228
ResMed, Inc.	1,748	134,526
Stryker Corp.	35,310	5,014,726
Varian Medical Systems, Inc.*	1,107	110,766
Zimmer Biomet Holdings, Inc.	2,469	289,095

		21,434,523

Health Care Providers & Services (1.1%)
Aetna, Inc.	4,078	648,443
AmerisourceBergen Corp.	2,006	165,997
Anthem, Inc.	3,208	609,135
Cardinal Health, Inc.	3,875	259,315
Centene Corp.*	2,064	199,733
Cigna Corp.	3,096	578,766
DaVita, Inc.*	1,806	107,258
Envision Healthcare Corp.*	1,583	71,156
Express Scripts Holding Co.*	7,103	449,762
HCA Healthcare, Inc.*	3,549	282,465
Henry Schein, Inc.*	1,980	162,340
Humana, Inc.	1,781	433,905
Laboratory Corp. of America Holdings*	1,252	189,014
McKesson Corp.	2,554	392,320
Patterson Cos., Inc.(x)	949	36,679
Quest Diagnostics, Inc.	1,687	157,971
UnitedHealth Group, Inc.	11,917	2,333,945
Universal Health Services, Inc., Class B	1,095	121,479

		7,199,683

Health Care Technology (0.0%)
Cerner Corp.*	3,872	276,151

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	3,953	253,783
Illumina, Inc.*	1,798	358,162
Mettler-Toledo International, Inc.*	318	199,119
PerkinElmer, Inc.	1,289	88,902
Quintiles IMS Holdings, Inc.*	1,864	177,210
Thermo Fisher Scientific, Inc.	4,921	931,053
Waters Corp.*	981	176,109

		2,184,338

Pharmaceuticals (6.1%)
Allergan plc	4,120	844,394
Bristol-Myers Squibb Co.	20,172	1,285,763
Eli Lilly & Co.	102,595	8,775,976
Johnson & Johnson	33,034	4,294,750
Merck & Co., Inc.	165,850	10,619,375
Mylan NV*	6,602	207,105
Novartis AG (ADR)	72,989	6,266,106
Perrigo Co. plc	1,633	138,233
Pfizer, Inc.	73,335	2,618,060
Teva Pharmaceutical Industries Ltd. (ADR)(x)	124,407	2,189,563
Zoetis, Inc.	6,049	385,684

		37,625,009

Total Health Care		77,188,120

Industrials (7.6%)
Aerospace & Defense (1.1%)
Arconic, Inc.	4,776	118,827
Boeing Co. (The)	6,842	1,739,304
General Dynamics Corp.	3,428	704,728
KLX, Inc.*	10,337	547,137
L3 Technologies, Inc.	957	180,328
Lockheed Martin Corp.	3,097	960,968

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Northrop Grumman Corp.	2,148	$618,023
Raytheon Co.	3,558	663,852
Rockwell Collins, Inc.	1,995	260,766
Textron, Inc.	3,168	170,692
TransDigm Group, Inc.(x)	572	146,232
United Technologies Corp.	9,133	1,060,159

		7,171,016

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.(x)	1,675	127,468
Expeditors International of Washington, Inc.	2,315	138,576
FedEx Corp.	3,042	686,214
United Parcel Service, Inc., Class B	8,459	1,015,841

		1,968,099

Airlines (0.2%)
Alaska Air Group, Inc.	1,516	115,625
American Airlines Group, Inc.	5,329	253,074
Delta Air Lines, Inc.	8,202	395,501
Southwest Airlines Co.	6,771	379,041
United Continental Holdings, Inc.*	3,180	193,598

		1,336,839

Building Products (0.3%)
Allegion plc	1,115	96,414
AO Smith Corp.	1,816	107,925
Fortune Brands Home & Security, Inc.	1,865	125,384
Johnson Controls International plc	37,593	1,514,621
Masco Corp.	3,854	150,345

		1,994,689

Commercial Services & Supplies (0.1%)
Cintas Corp.	1,026	148,031
Republic Services, Inc.	2,821	186,355
Stericycle, Inc.*	1,027	73,554
Waste Management, Inc.	4,980	389,785

		797,725

Construction & Engineering (0.3%)
Fluor Corp.	38,967	1,640,510
Jacobs Engineering Group, Inc.	1,480	86,240
Quanta Services, Inc.*	1,940	72,498

		1,799,248

Electrical Equipment (0.8%)
Acuity Brands, Inc.(x)	501	85,811
AMETEK, Inc.	2,809	185,506
Eaton Corp. plc	5,413	415,664
Emerson Electric Co.	7,911	497,127
Rockwell Automation, Inc.	1,574	280,503
Sensata Technologies Holding NV(x)*	76,692	3,686,585

		5,151,196

Industrial Conglomerates (1.7%)
3M Co.	7,338	1,540,246
General Electric Co.	304,043	7,351,759
Honeywell International, Inc.	9,351	1,325,411
Roper Technologies, Inc.	1,249	304,007

		10,521,423

Machinery (1.8%)
Caterpillar, Inc.	32,923	4,105,827
CNH Industrial NV	194,168	2,331,590
Cummins, Inc.	1,943	326,482
Deere & Co.	3,938	494,573
Dover Corp.	1,868	170,717
Federal Signal Corp.	41,419	881,396
Flowserve Corp.	1,634	69,592
Fortive Corp.	3,811	269,781
Illinois Tool Works, Inc.	3,771	557,957
Ingersoll-Rand plc	3,093	275,803
PACCAR, Inc.	4,303	311,279
Parker-Hannifin Corp.	1,636	286,333
Pentair plc	1,965	133,541
Snap-on, Inc.	708	105,499
Stanley Black & Decker, Inc.	1,919	289,711
Xylem, Inc.	2,171	135,970

		10,746,051

Professional Services (0.5%)
Equifax, Inc.	1,465	155,275
IHS Markit Ltd.*	4,466	196,862
Nielsen Holdings plc	4,083	169,240
RELX plc	120,696	2,647,564
Robert Half International, Inc.	1,603	80,695
Verisk Analytics, Inc.*	1,896	157,728

		3,407,364

Road & Rail (0.4%)
CSX Corp.	11,228	609,231
JB Hunt Transport Services, Inc.	1,011	112,302
Kansas City Southern	1,270	138,024
Norfolk Southern Corp.	3,563	471,171
Union Pacific Corp.	9,838	1,140,913

		2,471,641

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,555	162,037
United Rentals, Inc.*	1,033	143,318
WW Grainger, Inc.(x)	614	110,367

		415,722

Total Industrials		47,781,013

Information Technology (15.8%)
Communications Equipment (1.7%)
Cisco Systems, Inc.	217,407	7,311,398
F5 Networks, Inc.*	777	93,675
Harris Corp.	1,435	188,961
Juniper Networks, Inc.	4,531	126,098
Motorola Solutions, Inc.	2,027	172,031
Nokia OYJ	274,476	1,647,968
Nokia OYJ (ADR)	189,530	1,133,389

		10,673,520

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,772	319,262
Corning, Inc.	11,119	332,680
FLIR Systems, Inc.	1,658	64,513
TE Connectivity Ltd.	4,360	362,142

		1,078,597

Internet Software & Services (2.0%)
Akamai Technologies, Inc.*	2,063	100,509
Alphabet, Inc., Class A*	3,673	3,576,474
Alphabet, Inc., Class C*	3,712	3,560,216
eBay, Inc.*	12,222	470,058
Facebook, Inc., Class A*	29,170	4,984,278
VeriSign, Inc.(x)*	1,017	108,199

		12,799,734

IT Services (2.5%)
Accenture plc, Class A	7,596	1,025,992
Alliance Data Systems Corp.	594	131,601
Automatic Data Processing, Inc.	5,446	595,357
Cognizant Technology Solutions Corp., Class A	65,725	4,767,691
CSRA, Inc.	2,011	64,895
DXC Technology Co.	16,081	1,381,036
Fidelity National Information Services, Inc.	4,134	386,074
Fiserv, Inc.*	2,578	332,459
Gartner, Inc.*	1,148	142,823
Global Payments, Inc.	1,871	177,801
International Business Machines Corp.	10,671	1,548,149
Mastercard, Inc., Class A	11,497	1,623,376
Paychex, Inc.	3,936	236,003

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
PayPal Holdings, Inc.*	13,935	$892,258
Total System Services, Inc.	2,048	134,144
Visa, Inc., Class A	22,491	2,366,953
Western Union Co. (The)	5,526	106,099

		15,912,711

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.(x)*	9,782	124,721
Analog Devices, Inc.	4,573	394,055
Applied Materials, Inc.	13,114	683,108
Broadcom Ltd.	5,005	1,213,913
Intel Corp.	57,686	2,196,684
KLA-Tencor Corp.	1,926	204,156
Lam Research Corp.	2,002	370,450
Microchip Technology, Inc.	2,847	255,604
Micron Technology, Inc.*	13,695	538,624
NVIDIA Corp.	7,378	1,318,965
Qorvo, Inc.*	1,559	110,190
QUALCOMM, Inc.	18,154	941,103
Skyworks Solutions, Inc.	2,276	231,924
Texas Instruments, Inc.	12,189	1,092,622
Xilinx, Inc.	3,056	216,456

		9,892,575

Software (4.9%)
Activision Blizzard, Inc.	9,282	598,782
Adobe Systems, Inc.*	6,041	901,196
ANSYS, Inc.*	1,007	123,589
Autodesk, Inc.*	2,698	302,877
CA, Inc.	101,301	3,381,428
Cadence Design Systems, Inc.*	3,444	135,935
Citrix Systems, Inc.*	1,760	135,203
Dell Technologies, Inc., Class V*	14,073	1,086,576
Electronic Arts, Inc.*	3,792	447,684
Intuit, Inc.	2,986	424,430
Microsoft Corp.	178,872	13,324,176
Oracle Corp.	37,180	1,797,653
Red Hat, Inc.*	2,190	242,783
salesforce.com, Inc.*	8,396	784,354
Symantec Corp.	191,046	6,268,220
Synopsys, Inc.*	1,828	147,209

		30,102,095

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	63,607	9,803,111
Hewlett Packard Enterprise Co.	166,400	2,447,744
HP, Inc.	20,423	407,643
NetApp, Inc.	3,328	145,633
Samsung Electronics Co. Ltd.	2,135	4,779,447
Seagate Technology plc(x)	3,598	119,346
Western Digital Corp.	3,628	313,459
Xerox Corp.	2,564	85,356

		18,101,739

Total Information Technology		98,560,971

Materials (3.6%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	2,668	403,455
Albemarle Corp.	1,319	179,793
CF Industries Holdings, Inc.	2,915	102,491
DowDuPont, Inc.	28,677	1,985,309
Eastman Chemical Co.	1,777	160,801
Ecolab, Inc.	3,222	414,381
FMC Corp.	1,681	150,130
International Flavors & Fragrances, Inc.	939	134,192
LyondellBasell Industries NV, Class A	3,972	393,427
Monsanto Co.	33,356	3,996,716
Mosaic Co. (The)	4,375	94,456
PPG Industries, Inc.	3,151	342,388
Praxair, Inc.	3,555	496,776
Sherwin-Williams Co. (The)	1,020	365,201

		9,219,516

Construction Materials (0.4%)
LafargeHolcim Ltd. (Registered)*	38,470	2,248,569
Martin Marietta Materials, Inc.	773	159,416
Vulcan Materials Co.	1,625	194,350

		2,602,335

Containers & Packaging (1.2%)
Avery Dennison Corp.	1,061	104,339
Ball Corp.(x)	4,288	177,094
International Paper Co.	69,052	3,923,535
Packaging Corp. of America	1,161	133,143
Sealed Air Corp.	2,227	95,137
WestRock Co.	49,875	2,829,409

		7,262,657

Metals & Mining (0.6%)
Freeport-McMoRan, Inc.*	16,897	237,234
Newmont Mining Corp.	6,535	245,128
Nucor Corp.	3,913	219,285
thyssenkrupp AG	75,553	2,239,098
Warrior Met Coal, Inc.(r)*†	25,742	599,042

		3,539,787

Total Materials		22,624,295

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
Alexander’s, Inc. (REIT)	6,453	2,736,654
Alexandria Real Estate Equities, Inc. (REIT)	1,152	137,053
American Tower Corp. (REIT)	5,308	725,497
Apartment Investment & Management Co. (REIT), Class A	1,916	84,036
AvalonBay Communities, Inc. (REIT)	1,688	301,173
Boston Properties, Inc. (REIT)	1,889	232,120
Crown Castle International Corp. (REIT)	5,031	502,999
Digital Realty Trust, Inc. (REIT)	2,519	298,073
Duke Realty Corp. (REIT)	4,381	126,260
Equinix, Inc. (REIT)	956	426,663
Equity Residential (REIT)	4,513	297,542
Essex Property Trust, Inc. (REIT)	803	203,986
Extra Space Storage, Inc. (REIT)	1,560	124,675
Federal Realty Investment Trust (REIT)	890	110,547
GGP, Inc. (REIT)	7,710	160,137
HCP, Inc. (REIT)	5,948	165,533
Host Hotels & Resorts, Inc. (REIT)	9,091	168,093
Iron Mountain, Inc. (REIT)	3,251	126,464
JBG SMITH Properties (REIT)*	13,896	475,382
Kimco Realty Corp. (REIT)	5,174	101,152
Macerich Co. (The) (REIT)	1,308	71,901
Mid-America Apartment Communities, Inc. (REIT)	1,358	145,143
Prologis, Inc. (REIT)	6,516	413,505
Public Storage (REIT)	1,833	392,244
Realty Income Corp. (REIT)	3,344	191,243
Regency Centers Corp. (REIT)	1,780	110,431
SBA Communications Corp. (REIT)*	1,492	214,923
Simon Property Group, Inc. (REIT)	3,821	615,219
SL Green Realty Corp. (REIT)	1,237	125,333
UDR, Inc. (REIT)	3,176	120,783
Ventas, Inc. (REIT)	4,372	284,748
Vornado Realty Trust (REIT)	41,231	3,169,840
Welltower, Inc. (REIT)	4,575	321,531

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Weyerhaeuser Co. (REIT)	9,206	$313,280

		13,994,163

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,700	140,156

Total Real Estate		14,134,319

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	75,468	2,956,081
CenturyLink, Inc.(x)	6,860	129,654
Koninklijke KPN NV	581,020	1,994,885
Level 3 Communications, Inc.*	3,609	192,324
Verizon Communications, Inc.	50,110	2,479,944

		7,752,888

Wireless Telecommunication Services (0.3%)
Vodafone Group plc	576,530	1,613,085

Total Telecommunication Services		9,365,973

Utilities (1.7%)
Electric Utilities (0.9%)
Alliant Energy Corp.	2,934	121,966
American Electric Power Co., Inc.	6,039	424,179
Duke Energy Corp.	8,596	721,375
Edison International	4,001	308,757
Entergy Corp.	2,207	168,527
Eversource Energy	3,888	234,991
Exelon Corp.	11,804	444,657
FirstEnergy Corp.	5,541	170,829
NextEra Energy, Inc.	5,798	849,696
PG&E Corp.	6,342	431,827
Pinnacle West Capital Corp.	1,385	117,116
PPL Corp.	8,362	317,338
Southern Co. (The)	12,340	606,388
Xcel Energy, Inc.	6,235	295,040

		5,212,686

Independent Power and Renewable Electricity Producers (0.4%)
AES Corp.	8,019	88,369
NRG Energy, Inc.	3,752	96,014
Vistra Energy Corp.	128,939	2,409,870

		2,594,253

Multi-Utilities (0.4%)
Ameren Corp.	3,068	177,453
CenterPoint Energy, Inc.	5,316	155,280
CMS Energy Corp.	3,523	163,185
Consolidated Edison, Inc.	3,836	309,488
Dominion Energy, Inc.	7,908	608,363
DTE Energy Co.	2,205	236,729
NiSource, Inc.	3,973	101,669
Public Service Enterprise Group, Inc.	6,222	287,768
SCANA Corp.	1,773	85,973
Sempra Energy	3,075	350,950
WEC Energy Group, Inc.	3,873	243,147

		2,720,005

Water Utilities (0.0%)
American Water Works Co., Inc.	2,215	179,216

Total Utilities		10,706,160

Total Common Stocks (84.7%) (Cost $312,360,100)		530,735,760

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.9%)
Consumer Discretionary (0.5%)
Media (0.3%)
iHeartCommunications, Inc.
9.000%, 12/15/19	$2,028,000	1,531,139

Specialty Retail (0.2%)
Toys R Us - Delaware, Inc.
(US Dollar LIBOR + 0.00%), 10.044%, 4/24/20(k)	1,726,717	1,075,745

Total Consumer Discretionary		2,606,884

Information Technology (0.1%)
Communications Equipment (0.1%)
Avaya, Inc.
7.000%, 4/1/19(h)(x)§	611,000	515,562
10.500%, 3/1/21(h)§	3,180,000	127,200

Total Information Technology		642,762

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Corp.
10.500%, 9/15/22	712,000	617,660
11.000%, 9/15/25	1,797,000	1,527,450

Total Telecommunication Services		2,145,110

Utilities (0.0%)
Electric Utilities (0.0%)
Texas Competitive Electric Holdings Co. LLC
8.500%, 5/1/20(r)†	5,264,099	611
11.500%, 10/1/20(r)†	2,404,000	279

Total Utilities		890

Total Corporate Bonds		5,395,646

Loan Participations (1.4%)
Consumer Discretionary (0.9%)
Hotels, Restaurants & Leisure (0.3%)
Caesars Entertainment
(USD 3 Month LIBOR + 5.25%), 9.500%, 1/28/18(k)	226,648	268,766
12.500%, 1/28/18(l)	674,382	858,995
Caesars Entertainment Operating Co., Inc.
(USD 3 Month LIBOR + 6.25%), 10.500%, 3/1/17(k)	1,082,377	1,305,617

		2,433,378

Media (0.3%)
iHeartCommunications, Inc.
8.083%, 1/30/19(l)	2,267,587	1,741,506
8.833%, 7/30/19	728,853	557,876

		2,299,382

Multiline Retail (0.1%)
Belk, Inc.
6.054%, 12/12/22	427,591	357,974

Speciality Retail (0.2%)
Toys R Us - Delaware, Inc.
8.500%, 1/29/19	1,029,778	1,036,214

Total Consumer Discretionary		6,126,948

Information Technology (0.5%)
Communications Equipment (0.5%)
Avaya, Inc. Term B3 Loan-lx
(USD 3 Month LIBOR + 4.50%), 5.682%, 10/26/17(k)	1,143,515	960,554
8.737%, 1/24/18	409,000	412,579
6.814%, 3/31/18	263,832	221,619

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
6.564%, 5/29/20	$1,149,013	$976,660

Total Information Technology		2,571,412

Total Loan Participations		8,698,360

Municipal Bond (0.1%)
Municipal Bond (0.1%)
Commonwealth of Puerto Rico, General Obligation Bonds, Series 2014A
8.000%, 7/1/35(h)	1,590,000	771,150

Total Long-Term Debt Securities (2.4%) (Cost $19,329,072)		14,865,156

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.2%)
JPMorgan Prime Money Market Fund, IM Shares	25,948,254	25,956,039

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.8%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $600,080, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $612,327.(xx)	$600,000	600,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $510,000.(xx)	500,000	500,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $102,001.(xx)	100,000	100,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $200,021, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $204,001.(xx)	200,000	200,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $400,040, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $408,002.(xx)	400,000	400,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $600,060, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $612,002.(xx)	600,000	600,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $671,997, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $685,376.(xx)	671,937	671,937
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $300,026, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $306,233.(xx)	300,000	300,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $300,062, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $306,233.(xx)	300,000	300,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $1,400,138, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $1,428,141.(xx)	1,400,000	1,400,000

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $250,022, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $255,008.(xx)	$250,000	$250,000

Total Repurchase Agreements		5,321,937

U.S. Government Agency Security (2.0%)
FHLB
0.70%, 10/2/17(o)(p)	12,300,000	12,300,000

U.S. Treasury Obligation (1.4%)
U.S. Treasury Bills
0.45%, 10/5/17(p)	2,000,000	1,999,876
0.87%, 10/26/17(p)	2,500,000	2,498,434
1.02%, 1/25/18(p)	2,500,000	2,491,735
1.05%, 2/1/18(p)	2,000,000	1,992,782

Total U.S. Treasury Obligations		8,982,827

Total Short-Term Investments (8.4%) (Cost $52,559,460)		52,560,803

Total Investments (95.5%) (Cost $384,248,632)		598,161,719
Other Assets Less Liabilities (4.5%)		28,058,213

Net Assets (100%)		$626,219,932

*	Non-income producing.

†	Securities (totaling $678,716 or 0.1% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2017, the market value of these securities amounted to $642,762 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2017.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2017.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $5,238,210. This was secured by cash collateral of $5,321,937 which was subsequently invested in joint repurchase agreements with a total value of $5,321,937, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $36,333 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.250%, maturing 10/12/17-11/15/46.

Glossary:

ADR — American Depositary Receipt

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

GBP — British Pound

KRW — Korean Won

LIBOR — London Interbank Offered Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	1,525	602,775	13,290	(34,476)	2,088	98,136	681,813	11,430	—
PNC Financial Services Group, Inc. (The)	5,900	741,761	—	(55,110)	21,395	87,097	795,143	11,376	—

Total		1,344,536	13,290	(89,586)	23,483	185,233	1,476,956	22,806	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	473	12/2017	USD	59,505,765	1,258,416

					1,258,416

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	32,460	USD	38,273	Bank of America	10/18/2017	123
USD	4,743,945	KRW	5,378,150,400	HSBC Bank plc**	11/10/2017	46,023

Total unrealized appreciation						46,146

EUR	68,098	USD	81,623	Bank of America	10/18/2017	(1,071)
EUR	144,532	USD	173,349	HSBC Bank plc	10/18/2017	(2,386)
EUR	31,596	USD	38,008	State Street Bank & Trust	10/18/2017	(634)
USD	12,675,553	EUR	10,801,255	HSBC Bank plc	10/18/2017	(100,927)
GBP	167,803	USD	226,987	Bank of America	11/24/2017	(1,773)
GBP	68,405	USD	92,915	HSBC Bank plc	11/24/2017	(1,106)
USD	14,111,064	GBP	10,666,120	HSBC Bank plc	11/24/2017	(204,384)

Total unrealized depreciation						(312,281)

Net unrealized depreciation						(266,135)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/MUTUAL LARGE CAP EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$57,687,344	$2,924,923	$78,784	$60,691,051
Consumer Staples	42,299,558	6,707,620	—	49,007,178
Energy	34,719,090	8,047,829	—	42,766,919
Financials	95,817,399	2,092,362	—	97,909,761
Health Care	77,188,120	—	—	77,188,120
Industrials	42,801,859	4,979,154	—	47,781,013
Information Technology	92,133,556	6,427,415	—	98,560,971
Materials	17,537,586	4,487,667	599,042	22,624,295
Real Estate	14,134,319	—	—	14,134,319
Telecommunication Services	5,758,003	3,607,970	—	9,365,973
Utilities	10,706,160	—	—	10,706,160
Corporate Bonds
Consumer Discretionary	—	2,606,884	—	2,606,884
Information Technology	—	642,762	—	642,762
Telecommunication Services	—	2,145,110	—	2,145,110
Utilities	—	—	890	890
Forward Currency Contracts	—	46,146	—	46,146
Futures	1,258,416	—	—	1,258,416
Loan Participations
Consumer Discretionary	—	6,126,948	—	6,126,948
Information Technology	—	2,571,412	—	2,571,412
Municipal Bonds
Municipal Bonds	—	771,150	—	771,150
Short-Term Investments
Investment Companies	25,956,039	—	—	25,956,039
Repurchase Agreements	—	5,321,937	—	5,321,937
U.S. Government Agency Securities	—	12,300,000	—	12,300,000
U.S. Treasury Obligations	—	8,982,827	—	8,982,827

Total Assets	$517,997,449	$80,790,116	$678,716	$599,466,281

Liabilities:
Forward Currency Contracts	$—	$(312,281)	$—	$(312,281)

Total Liabilities	$—	$(312,281)	$—	$(312,281)

Total	$517,997,449	$80,477,835	$678,716	$599,154,000

There were no transfers between Level 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$235,396,845
Aggregate gross unrealized depreciation	(23,980,345)

Net unrealized appreciation	$211,416,500

Federal income tax cost of investment securities and derivative instruments, if applicable	$387,737,500

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.3%)
Auto Components (1.0%)
Aisin Seiki Co. Ltd.	2,100	$110,669
BorgWarner, Inc.	1,586	81,251
Bridgestone Corp.	7,500	340,324
Cie Generale des Etablissements Michelin	30,119	4,396,308
Continental AG	1,274	323,358
Delphi Automotive plc	2,122	208,805
Denso Corp.	5,500	278,263
GKN plc	20,370	94,443
Goodyear Tire & Rubber Co. (The)	1,895	63,009
Hyundai Mobis Co. Ltd.	9,050	1,896,364
Koito Manufacturing Co. Ltd.(x)	1,200	75,290
NGK Spark Plug Co. Ltd.(x)	2,000	42,568
NOK Corp.	1,300	29,114
Nokian Renkaat OYJ	1,305	58,040
Schaeffler AG (Preference)(q)	1,949	31,443
Stanley Electric Co. Ltd.	1,600	54,814
Sumitomo Electric Industries Ltd.	8,900	145,374
Sumitomo Rubber Industries Ltd.	2,300	42,147
Toyoda Gosei Co. Ltd.	600	14,178
Toyota Industries Corp.(x)	1,900	109,247
Valeo SA	2,762	204,940
Yokohama Rubber Co. Ltd. (The)	1,500	30,926

		8,630,875

Automobiles (1.2%)
Bayerische Motoren Werke AG	3,840	389,539
Bayerische Motoren Werke AG (Preference)(q)	593	52,831
Daimler AG (Registered)	11,167	890,488
Ferrari NV	1,407	155,484
Fiat Chrysler Automobiles NV*	12,738	228,234
Ford Motor Co.	30,990	370,950
General Motors Co.	10,402	420,033
Harley-Davidson, Inc.(x)	1,341	64,650
Honda Motor Co. Ltd.	20,000	592,224
Isuzu Motors Ltd.	6,600	87,453
Mazda Motor Corp.	6,920	106,083
Mitsubishi Motors Corp.(x)	7,300	57,738
Nissan Motor Co. Ltd.(x)	327,220	3,240,940
Peugeot SA	5,638	134,271
Porsche Automobil Holding SE (Preference)(q)	1,824	116,628
Renault SA	2,113	207,555
Subaru Corp.	7,100	256,174
Suzuki Motor Corp.(x)	3,900	204,557
Toyota Motor Corp.	30,298	1,806,706
Volkswagen AG	357	60,443
Volkswagen AG (Preference)(q)	2,137	348,549
Yamaha Motor Co. Ltd.	3,200	95,836

		9,887,366

Distributors (0.0%)
Genuine Parts Co.	1,160	110,954
Jardine Cycle & Carriage Ltd.	1,155	33,498
LKQ Corp.*	2,366	85,152
		229,604
Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	700	25,257
H&R Block, Inc.	1,781	47,160

		72,417

Hotels, Restaurants & Leisure (0.6%)
Accor SA	2,189	108,752
Aristocrat Leisure Ltd.	6,384	105,160
Carnival Corp.	3,234	208,819
Carnival plc	2,145	136,328
Chipotle Mexican Grill, Inc.(x)*	199	61,258
Compass Group plc	18,301	388,204
Crown Resorts Ltd.	4,862	43,134
Darden Restaurants, Inc.	974	76,732
Domino’s Pizza Enterprises Ltd.(x)	796	28,609
Flight Centre Travel Group Ltd.(x)	747	26,373
Galaxy Entertainment Group Ltd.	27,000	190,102
Genting Singapore plc	67,442	58,172
Hilton Worldwide Holdings, Inc.	1,607	111,606
InterContinental Hotels Group plc	2,037	107,764
Marriott International, Inc., Class A	2,469	272,232
McDonald’s Corp.	6,420	1,005,886
McDonald’s Holdings Co. Japan Ltd.	673	29,785
Melco Resorts & Entertainment Ltd. (ADR)	2,853	68,814
Merlin Entertainments plc(m)	8,066	48,152
MGM China Holdings Ltd.	11,200	26,840
MGM Resorts International	4,150	135,249
Oriental Land Co. Ltd.	2,500	190,491
Paddy Power Betfair plc(x)	958	95,585
Royal Caribbean Cruises Ltd.	1,373	162,755
Sands China Ltd.	29,196	151,930
Shangri-La Asia Ltd.	11,000	20,390
SJM Holdings Ltd.(x)	29,000	26,544
Sodexo SA	1,069	133,294
Starbucks Corp.	11,478	616,483
Tabcorp Holdings Ltd.	8,877	29,733
Tatts Group Ltd.	15,741	49,142
TUI AG	5,244	88,961
Whitbread plc	2,200	111,022
Wyndham Worldwide Corp.	810	85,382
Wynn Macau Ltd.	16,800	45,271
Wynn Resorts Ltd.	629	93,671
Yum Brands, Inc.	2,731	201,029

		5,339,654

Household Durables (1.2%)
Barratt Developments plc	11,258	92,702
Berkeley Group Holdings plc	1,565	77,949
Casio Computer Co. Ltd.(x)	2,200	30,969
DR Horton, Inc.	2,775	110,806
Electrolux AB	2,886	98,008
Garmin Ltd.	825	44,525
Haier Electronics Group Co. Ltd.*	1,187,600	2,894,658
Husqvarna AB, Class B	4,802	49,406
Iida Group Holdings Co. Ltd.	1,800	32,089
Leggett & Platt, Inc.	1,084	51,739
Lennar Corp., Class A	1,552	81,946
Mohawk Industries, Inc.*	496	122,765
Newell Brands, Inc.	3,947	168,418
Nikon Corp.(x)	4,100	71,087
Panasonic Corp.	325,500	4,716,533
Persimmon plc	3,652	126,355
PulteGroup, Inc.	2,261	61,793
Rinnai Corp.	400	34,232
SEB SA	280	51,361
Sekisui Chemical Co. Ltd.	4,800	94,443
Sekisui House Ltd.	6,700	112,922
Sharp Corp.(x)*	1,900	57,325
Sony Corp.	14,700	546,849
Taylor Wimpey plc	38,955	102,050
Techtronic Industries Co. Ltd.	15,500	82,742
Whirlpool Corp.	559	103,102

		10,016,774

Internet & Direct Marketing Retail (0.6%)
Amazon.com, Inc.*	3,159	3,036,904

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Expedia, Inc.	990	$142,501
Netflix, Inc.*	3,417	619,673
Priceline Group, Inc. (The)*	390	714,020
Rakuten, Inc.	10,900	118,856
Start Today Co. Ltd.	2,100	66,532
TripAdvisor, Inc.(x)*	866	35,099
Zalando SE(m)*	1,325	66,399

		4,799,984

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	2,400	82,328
Hasbro, Inc.	871	85,071
Mattel, Inc.(x)	2,793	43,236
Sankyo Co. Ltd.	600	19,142
Sega Sammy Holdings, Inc.	1,800	25,146
Shimano, Inc.	900	119,894
Yamaha Corp.(x)	2,000	73,761

		448,578

Media (2.2%)
Altice NV, Class A*	5,542	110,991
Altice NV, Class B*	1,203	24,029
Axel Springer SE	572	36,757
CBS Corp. (Non-Voting), Class B	2,840	164,720
Charter Communications, Inc., Class A*	1,594	579,291
Comcast Corp., Class A	178,602	6,872,606
Dentsu, Inc.	2,461	108,041
Discovery Communications, Inc., Class A(x)*	1,297	27,613
Discovery Communications, Inc., Class C*	1,612	32,659
DISH Network Corp., Class A*	1,785	96,801
Eutelsat Communications SA	1,974	58,467
Hakuhodo DY Holdings, Inc.	2,300	30,210
I-CABLE Communications Ltd.*	6,280	205
Interpublic Group of Cos., Inc. (The)	3,089	64,220
ITV plc	42,102	98,560
JCDecaux SA	1,025	38,379
Lagardere SCA	1,369	45,830
News Corp., Class A	3,600	47,736
News Corp., Class B	1,034	14,114
Omnicom Group, Inc.	1,851	137,104
Pearson plc	9,297	76,243
ProSiebenSat.1 Media SE	2,739	93,345
Publicis Groupe SA	2,353	164,330
REA Group Ltd.	712	37,419
RTL Group SA	397	30,048
Schibsted ASA, Class A	985	25,378
Schibsted ASA, Class B	925	21,834
Scripps Networks Interactive, Inc., Class A	801	68,798
SES SA (FDR)	4,163	91,074
Singapore Press Holdings Ltd.	16,900	33,888
Sky plc	169,907	2,083,230
Telenet Group Holding NV*	534	35,331
Time Warner, Inc.	6,196	634,780
Toho Co. Ltd.	1,300	45,345
Twenty-First Century Fox, Inc., Class A	92,526	2,440,837
Twenty-First Century Fox, Inc., Class B	3,456	89,130
Viacom, Inc., Class B	2,847	79,260
Walt Disney Co. (The)	28,165	2,776,225
WPP plc	14,776	274,228

		17,689,056

Multiline Retail (0.6%)
Dollar General Corp.	2,072	167,936
Dollar Tree, Inc.*	1,862	161,659
Don Quijote Holdings Co. Ltd.	1,300	48,580
Harvey Norman Holdings Ltd.(x)	8,114	24,695
Isetan Mitsukoshi Holdings Ltd.(x)	3,800	39,680
J Front Retailing Co. Ltd.	2,700	37,312
Kohl’s Corp.(x)	1,348	61,536
Macy’s, Inc.	2,542	55,466
Marks & Spencer Group plc	18,051	85,482
Marui Group Co. Ltd.(x)	2,200	31,497
Next plc	1,755	123,699
Nordstrom, Inc.(x)	926	43,661
Ryohin Keikaku Co. Ltd.	13,100	3,859,276
Takashimaya Co. Ltd.	4,000	37,467
Target Corp.	4,296	253,507

		5,031,453

Specialty Retail (1.0%)
ABC-Mart, Inc.	400	21,115
Advance Auto Parts, Inc.	594	58,925
AutoZone, Inc.*	224	133,305
Best Buy Co., Inc.	2,110	120,186
CarMax, Inc.(x)*	1,474	111,744
Dixons Carphone plc	13,226	34,276
Dufry AG (Registered)*	420	66,707
Fast Retailing Co. Ltd.	600	176,974
Foot Locker, Inc.	1,002	35,290
Gap, Inc. (The)	1,736	51,264
Hennes & Mauritz AB, Class B	10,893	282,192
Hikari Tsushin, Inc.	200	25,061
Home Depot, Inc. (The)	9,340	1,527,650
Industria de Diseno Textil SA	12,651	476,751
Kingfisher plc	738,177	2,952,634
L Brands, Inc.	1,988	82,721
Lowe’s Cos., Inc.	6,689	534,719
Nitori Holdings Co. Ltd.	900	128,691
O’Reilly Automotive, Inc.*	696	149,898
Ross Stores, Inc.	3,030	195,647
Shimamura Co. Ltd.	300	35,992
Signet Jewelers Ltd.(x)	472	31,412
Tiffany & Co.	790	72,506
TJX Cos., Inc. (The)	5,033	371,083
Tractor Supply Co.	994	62,910
Ulta Beauty, Inc.*	461	104,214
USS Co. Ltd.	2,400	48,416
Yamada Denki Co. Ltd.(x)	7,000	38,258

		7,930,541

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	2,184	494,055
Asics Corp.	2,200	32,768
Burberry Group plc	5,211	122,896
Cie Financiere Richemont SA (Registered)	6,054	553,291
Coach, Inc.	68,501	2,759,221
Hanesbrands, Inc.(x)	2,899	71,431
Hermes International	361	181,994
HUGO BOSS AG	755	66,559
Kering	884	352,150
Li & Fung Ltd.	62,000	31,113
Luxottica Group SpA	2,041	114,076
LVMH Moet Hennessy Louis Vuitton SE	3,238	893,412
Michael Kors Holdings Ltd.*	1,240	59,334
NIKE, Inc., Class B	10,403	539,396
Pandora A/S	1,280	126,348
PVH Corp.	620	78,157
Ralph Lauren Corp.	404	35,669
Swatch Group AG (The)	344	143,092
Swatch Group AG (The) (Registered)	626	49,874
Under Armour, Inc., Class A(x)*	1,551	25,560

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Under Armour, Inc., Class C(x)*	1,497	$22,485
VF Corp.	2,621	166,617
Yue Yuen Industrial Holdings Ltd.	8,000	30,416

		6,949,914

Total Consumer Discretionary		77,026,216

Consumer Staples (5.2%)
Beverages (1.3%)
Anheuser-Busch InBev SA/NV	8,837	1,058,023
Asahi Group Holdings Ltd.	4,600	186,248
Brown-Forman Corp., Class B	1,575	85,523
Carlsberg A/S, Class B	1,212	132,629
Coca-Cola Amatil Ltd.	6,285	38,109
Coca-Cola Bottlers Japan, Inc.	1,500	48,656
Coca-Cola Co. (The)	30,361	1,366,549
Coca-Cola European Partners plc	2,494	104,568
Coca-Cola HBC AG*	2,082	70,444
Constellation Brands, Inc., Class A	1,362	271,651
Diageo plc	29,196	959,678
Dr Pepper Snapple Group, Inc.	1,406	124,389
Heineken Holding NV	1,309	122,995
Heineken NV	3,004	296,993
Kirin Holdings Co. Ltd.	10,100	237,679
Molson Coors Brewing Co., Class B	1,453	118,623
Monster Beverage Corp.*	3,291	181,828
PepsiCo, Inc.	11,363	1,266,179
Pernod Ricard SA	2,463	340,735
Remy Cointreau SA	293	34,699
Suntory Beverage & Food Ltd.	84,100	3,744,421
Treasury Wine Estates Ltd.	8,346	89,623

		10,880,242

Food & Staples Retailing (1.5%)
Aeon Co. Ltd.	7,200	106,376
Carrefour SA	6,578	132,906
Casino Guichard Perrachon SA	609	36,118
Colruyt SA	714	36,569
Costco Wholesale Corp.	3,480	571,729
CVS Health Corp.	46,723	3,799,514
Distribuidora Internacional de Alimentacion SA	6,712	39,149
FamilyMart UNY Holdings Co. Ltd.	1,000	52,699
ICA Gruppen AB	1,037	38,972
J Sainsbury plc	18,976	60,493
Jeronimo Martins SGPS SA	2,776	54,759
Koninklijke Ahold Delhaize NV	15,089	282,129
Kroger Co. (The)	7,028	140,982
Lawson, Inc.	500	33,104
METRO AG*	2,249	47,540
Seven & i Holdings Co. Ltd.	8,700	335,939
Sundrug Co. Ltd.	800	33,130
Sysco Corp.	3,813	205,711
Tesco plc*	93,486	234,445
Tsuruha Holdings, Inc.	400	47,812
Walgreens Boots Alliance, Inc.	52,271	4,036,368
Wal-Mart Stores, Inc.	11,599	906,346
Wesfarmers Ltd.	13,150	426,313
Wm Morrison Supermarkets plc	25,863	81,131
Woolworths Ltd.	15,174	300,062

		12,040,296

Food Products (0.9%)
Ajinomoto Co., Inc.	6,100	119,046
Archer-Daniels-Midland Co.	4,417	187,767
Associated British Foods plc	4,080	174,568
Barry Callebaut AG (Registered)*	23	35,248
Calbee, Inc.(x)	1,000	35,148
Campbell Soup Co.	1,605	75,146
Chocoladefabriken Lindt & Spruengli AG	12	68,467
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	69,345
Conagra Brands, Inc.	3,368	113,636
Danone SA	6,846	537,018
General Mills, Inc.	4,574	236,750
Golden Agri-Resources Ltd.(x)	75,544	20,885
Hershey Co. (The)	1,104	120,524
Hormel Foods Corp.	2,042	65,630
JM Smucker Co. (The)	912	95,696
Kellogg Co.	1,993	124,303
Kerry Group plc, Class A	1,838	176,589
Kikkoman Corp.	1,700	52,273
Kraft Heinz Co. (The)	4,727	366,579
Marine Harvest ASA*	4,539	89,760
McCormick & Co., Inc. (Non-Voting)(x)	943	96,790
MEIJI Holdings Co. Ltd.	1,438	113,992
Mondelez International, Inc., Class A	11,902	483,935
Nestle SA (Registered)	36,093	3,022,813
NH Foods Ltd.	2,000	55,010
Nisshin Seifun Group, Inc.(x)	2,315	38,780
Nissin Foods Holdings Co. Ltd.(x)	700	42,551
Orkla ASA	9,695	99,452
Tate & Lyle plc	5,415	47,056
Toyo Suisan Kaisha Ltd.	800	29,398
Tyson Foods, Inc., Class A	2,281	160,696
WH Group Ltd.(m)	90,500	96,158
Wilmar International Ltd.	19,600	45,949
Yakult Honsha Co. Ltd.(x)	900	64,866
Yamazaki Baking Co. Ltd.	1,400	25,281

		7,187,105

Household Products (0.5%)
Church & Dwight Co., Inc.	1,980	95,931
Clorox Co. (The)	1,022	134,812
Colgate-Palmolive Co.	6,998	509,804
Essity AB, Class B*	6,989	190,151
Henkel AG & Co. KGaA	1,205	146,620
Henkel AG & Co. KGaA (Preference)(q)	2,090	284,440
Kimberly-Clark Corp.	2,774	326,444
Lion Corp.	2,500	45,634
Procter & Gamble Co. (The)	20,203	1,838,070
Reckitt Benckiser Group plc	7,745	707,074
Unicharm Corp.	4,900	112,174

		4,391,154

Personal Products (0.4%)
Beiersdorf AG	1,195	128,568
Coty, Inc., Class A	3,555	58,764
Estee Lauder Cos., Inc. (The), Class A	1,765	190,338
Kao Corp.	5,700	335,339
Kose Corp.	300	34,366
L’Oreal SA	2,917	620,224
Pola Orbis Holdings, Inc.	1,100	33,286
Shiseido Co. Ltd.	4,500	180,040
Unilever NV (CVA)	18,892	1,117,315
Unilever plc	14,857	859,843

		3,558,083

Tobacco (0.6%)
Altria Group, Inc.	15,220	965,252
British American Tobacco plc	26,675	1,669,983
Imperial Brands plc	11,119	474,399
Japan Tobacco, Inc.	12,800	419,519
Philip Morris International, Inc.	12,353	1,371,307

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Swedish Match AB	2,064	$72,399

		4,972,859

Total Consumer Staples		43,029,739

Energy (8.3%)
Energy Equipment & Services (1.1%)
Baker Hughes a GE Co.	3,360	123,043
Halliburton Co.	66,843	3,076,783
Helmerich & Payne, Inc.(x)	883	46,013
National Oilwell Varco, Inc.	3,098	110,692
Saipem SpA*	7,164	30,888
SBM Offshore NV	175,654	3,185,706
Schlumberger Ltd.	11,022	768,895
TechnipFMC plc*	3,479	97,134
Tenaris SA(x)	125,030	1,773,275

		9,212,429

Oil, Gas & Consumable Fuels (7.2%)
Anadarko Petroleum Corp.	4,449	217,334
Andeavor	1,144	118,004
Apache Corp.	3,007	137,721
BP plc	1,597,251	10,215,729
Cabot Oil & Gas Corp.	3,707	99,162
Caltex Australia Ltd.	2,845	71,635
Chesapeake Energy Corp.(x)*	7,194	30,934
Chevron Corp.	32,240	3,788,200
Cimarex Energy Co.	725	82,411
Concho Resources, Inc.*	1,177	155,034
ConocoPhillips	91,164	4,562,758
Devon Energy Corp.	4,135	151,796
Enagas SA	1,938	54,572
Eni SpA	199,590	3,302,536
EOG Resources, Inc.	4,578	442,876
EQT Corp.	1,418	92,510
Exxon Mobil Corp.	33,633	2,757,233
Galp Energia SGPS SA	228,698	4,053,121
Hess Corp.	2,214	103,814
Husky Energy, Inc.*	175,500	2,197,003
Idemitsu Kosan Co. Ltd.	1,600	45,146
Inpex Corp.(x)	241,900	2,570,020
JXTG Holdings, Inc.	36,594	188,263
Kinder Morgan, Inc.	15,225	292,016
Koninklijke Vopak NV	944	41,399
Lundin Petroleum AB*	1,998	43,714
Marathon Oil Corp.	6,508	88,248
Marathon Petroleum Corp.	4,016	225,217
Neste OYJ	1,510	65,944
Newfield Exploration Co.*	1,628	48,303
Noble Energy, Inc.	3,856	109,356
Occidental Petroleum Corp.	6,062	389,241
Oil Search Ltd.	14,847	81,522
OMV AG	1,754	102,181
ONEOK, Inc.	3,030	167,892
Origin Energy Ltd.*	20,357	119,441
Phillips 66	3,404	311,840
Pioneer Natural Resources Co.	1,350	199,179
Range Resources Corp.(x)	1,789	35,011
Repsol SA	14,190	261,462
Royal Dutch Shell plc, Class A	51,919	1,564,314
Royal Dutch Shell plc, Class B	315,014	9,685,514
Santos Ltd.*	21,101	66,538
Showa Shell Sekiyu KK	2,500	28,771
Snam SpA	26,389	127,127
Statoil ASA	13,237	264,757
Suncor Energy, Inc.	105,468	3,696,346
TOTAL SA	102,366	5,498,225
Valero Energy Corp.	3,476	267,409
Williams Cos., Inc. (The)	6,546	196,445
Woodside Petroleum Ltd.	9,030	206,119

		59,621,343

Total Energy		68,833,772

Financials (17.1%)
Banks (10.7%)
ABN AMRO Group NV (CVA)(m)	4,361	130,609
Aozora Bank Ltd.	1,400	53,250
Australia & New Zealand Banking Group Ltd.	34,051	790,604
Banco Bilbao Vizcaya Argentaria SA	77,331	691,057
Banco de Sabadell SA	64,426	134,472
Banco Santander SA	186,032	1,298,779
Bangkok Bank PCL	66,100	386,492
Bangkok Bank PCL (NVDR)	502,400	2,809,523
Bank Hapoalim BM	12,883	90,131
Bank Leumi Le-Israel BM	16,786	89,040
Bank of America Corp.	77,788	1,971,148
Bank of East Asia Ltd. (The)	13,800	59,623
Bank of Ireland Group plc	11,148	91,308
Bank of Kyoto Ltd. (The)(x)	600	30,500
Bank of Queensland Ltd.	4,849	49,370
Bankia SA	12,002	57,875
Bankinter SA	7,818	73,958
Barclays plc	1,730,656	4,483,939
BB&T Corp.	6,334	297,318
Bendigo & Adelaide Bank Ltd.	6,113	55,670
BNP Paribas SA	105,585	8,516,979
BOC Hong Kong Holdings Ltd.	43,500	211,330
CaixaBank SA	41,170	206,313
Chiba Bank Ltd. (The)(x)	8,000	57,232
Chugoku Bank Ltd. (The)(x)	2,300	31,518
Citigroup, Inc.	133,870	9,737,703
Citizens Financial Group, Inc.	3,886	147,163
Comerica, Inc.	1,376	104,934
Commerzbank AG*	12,191	165,842
Commonwealth Bank of Australia	20,062	1,184,182
Concordia Financial Group Ltd.	13,200	65,235
Credit Agricole SA	12,972	235,800
Danske Bank A/S	8,787	351,410
DBS Group Holdings Ltd.	208,288	3,196,989
DNB ASA	11,334	228,402
Erste Group Bank AG*	3,467	149,749
Fifth Third Bancorp	5,709	159,738
Fukuoka Financial Group, Inc.	9,000	41,591
Hachijuni Bank Ltd. (The)	4,600	28,739
Hana Financial Group, Inc.	62,754	2,594,318
Hang Seng Bank Ltd.	8,700	212,054
Hiroshima Bank Ltd. (The)(x)	3,000	24,288
HSBC Holdings plc (Hong Kong Stock Exchange)	680,328	6,666,893
HSBC Holdings plc (London Stock Exchange)	232,533	2,296,761
Huntington Bancshares, Inc.	8,910	124,384
ING Groep NV	320,959	5,917,727
Intesa Sanpaolo SpA	147,148	520,351
Intesa Sanpaolo SpA (RNC)	9,820	32,498
Japan Post Bank Co. Ltd.	4,200	51,882
JPMorgan Chase & Co.	107,887	10,304,286
KB Financial Group, Inc. (ADR)	51,795	2,539,509
KBC Group NV	2,959	250,752
KeyCorp	8,593	161,720
Kyushu Financial Group, Inc.	4,300	26,444
Lloyds Banking Group plc	832,240	755,326
M&T Bank Corp.	1,190	191,638
Mebuki Financial Group, Inc.	10,530	40,707
Mediobanca SpA	6,759	72,535

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi UFJ Financial Group, Inc.	139,700	$907,165
Mizrahi Tefahot Bank Ltd.	1,580	28,308
Mizuho Financial Group, Inc.	279,724	489,968
National Australia Bank Ltd.	31,028	766,658
Nordea Bank AB	35,227	477,484
Oversea-Chinese Banking Corp. Ltd.	36,886	303,474
People’s United Financial, Inc.	2,629	47,690
PNC Financial Services Group, Inc. (The)‡	3,797	511,722
Raiffeisen Bank International AG*	1,683	56,402
Regions Financial Corp.	9,516	144,929
Resona Holdings, Inc.	25,051	128,678
Royal Bank of Scotland Group plc*	40,373	145,150
Seven Bank Ltd.(x)	6,500	23,453
Shinsei Bank Ltd.	2,000	32,011
Shizuoka Bank Ltd. (The)	6,000	53,961
Skandinaviska Enskilda Banken AB, Class A	17,516	230,754
Societe Generale SA	8,899	520,996
Standard Chartered plc*	457,060	4,542,006
Sumitomo Mitsui Financial Group, Inc.	15,577	598,024
Sumitomo Mitsui Trust Holdings, Inc.	3,786	136,636
SunTrust Banks, Inc.	55,879	3,339,888
Suruga Bank Ltd.	1,900	40,963
Svenska Handelsbanken AB, Class A	17,832	269,071
Swedbank AB, Class A	10,503	290,400
UniCredit SpA*	23,231	494,770
United Overseas Bank Ltd.	15,307	265,188
US Bancorp	12,654	678,128
Wells Fargo & Co.	35,451	1,955,123
Westpac Banking Corp.	38,929	974,706
Yamaguchi Financial Group, Inc.(x)	2,000	23,408
Zions Bancorp	1,529	72,138

		89,798,840

Capital Markets (1.7%)
3i Group plc	10,965	134,148
Affiliated Managers Group, Inc.	444	84,285
Ameriprise Financial, Inc.	1,175	174,499
ASX Ltd.	2,306	94,837
Bank of New York Mellon Corp. (The)	8,145	431,848
BlackRock, Inc.‡	982	439,042
CBOE Holdings, Inc.	893	96,114
Charles Schwab Corp. (The)	9,458	413,693
CME Group, Inc.	2,694	365,522
Credit Suisse Group AG (Registered)*	27,941	442,335
Daiwa Securities Group, Inc.(x)	18,500	104,777
Deutsche Bank AG (Registered)	23,970	414,470
Deutsche Boerse AG	2,208	239,330
E*TRADE Financial Corp.*	2,192	95,593
Franklin Resources, Inc.	2,606	115,993
Goldman Sachs Group, Inc. (The)	2,853	676,703
Hargreaves Lansdown plc	2,895	57,414
Hong Kong Exchanges & Clearing Ltd.	13,573	364,884
Intercontinental Exchange, Inc.	4,617	317,188
Invesco Ltd.	3,221	112,864
Investec plc	7,924	57,869
Japan Exchange Group, Inc.	6,300	111,471
Julius Baer Group Ltd.*	2,636	155,980
London Stock Exchange Group plc	3,695	189,635
Macquarie Group Ltd.	3,735	266,371
Moody’s Corp.	1,322	184,036
Morgan Stanley	11,187	538,878
Nasdaq, Inc.	886	68,727
Natixis SA	10,640	85,136
Nomura Holdings, Inc.	42,700	239,067
Northern Trust Corp.	1,689	155,270
Partners Group Holding AG	193	130,945
Raymond James Financial, Inc.	1,061	89,474
S&P Global, Inc.	2,045	319,654
SBI Holdings, Inc.	2,250	33,872
Schroders plc	1,481	66,581
Singapore Exchange Ltd.	9,300	50,667
St James’s Place plc	6,282	96,469
State Street Corp.	2,962	282,989
T. Rowe Price Group, Inc.	1,917	173,776
UBS Group AG (Registered)*	330,582	5,649,953

		14,122,359

Consumer Finance (1.0%)
Acom Co. Ltd.(x)*	4,400	17,049
AEON Financial Service Co. Ltd.(x)	1,100	22,982
American Express Co.	34,353	3,107,572
Capital One Financial Corp.	57,578	4,874,554
Credit Saison Co. Ltd.	2,100	43,577
Discover Financial Services	2,928	188,797
Navient Corp.	2,228	33,465
Provident Financial plc(x)	1,787	19,887
Synchrony Financial	5,933	184,220

		8,492,103

Diversified Financial Services (0.5%)
AMP Ltd.	33,949	128,621
Berkshire Hathaway, Inc., Class B*	15,259	2,797,280
Challenger Ltd.	6,543	63,897
Eurazeo SA	509	45,498
EXOR NV	1,221	77,422
First Pacific Co. Ltd.	24,250	19,340
Groupe Bruxelles Lambert SA	932	98,036
Industrivarden AB, Class C	1,955	49,518
Investor AB, Class B	5,272	260,399
Kinnevik AB, Class B	2,732	89,089
L E Lundbergforetagen AB, Class B	470	37,566
Leucadia National Corp.	2,435	61,484
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,200	32,839
ORIX Corp.	15,700	253,167
Pargesa Holding SA	455	37,825
Wendel SA	290	46,974

		4,098,955

Insurance (3.2%)
Admiral Group plc	2,371	57,729
Aegon NV	826,003	4,810,975
Aflac, Inc.	3,145	255,972
Ageas	2,186	102,725
AIA Group Ltd.	140,000	1,032,311
Allianz SE (Registered)	5,300	1,189,860
Allstate Corp. (The)	2,835	260,565
American International Group, Inc.	58,137	3,569,030
Aon plc	2,017	294,684
Arthur J Gallagher & Co.	1,440	88,632
Assicurazioni Generali SpA	14,411	268,430
Assurant, Inc.	397	37,921
Aviva plc	47,597	328,148
AXA SA‡	22,513	680,902
Baloise Holding AG (Registered)	573	90,653
Brighthouse Financial, Inc.*	778	47,302
China Life Insurance Co. Ltd., Class H	655,000	1,949,505
Chubb Ltd.	23,957	3,415,070
Cincinnati Financial Corp.	1,227	93,951
CNP Assurances	1,725	40,429

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Dai-ichi Life Holdings, Inc.	12,500	$224,283
Direct Line Insurance Group plc	14,808	72,148
Everest Re Group Ltd.	320	73,085
Gjensidige Forsikring ASA	2,717	47,282
Hannover Rueck SE	718	86,515
Hartford Financial Services Group, Inc. (The)	2,828	156,756
Insurance Australia Group Ltd.	27,306	136,438
Japan Post Holdings Co. Ltd.(x)	18,200	214,955
Legal & General Group plc	69,068	240,540
Lincoln National Corp.	1,765	129,692
Loews Corp.	2,161	103,425
Mapfre SA	13,440	43,747
Marsh & McLennan Cos., Inc.	4,025	337,335
Medibank Pvt Ltd.	32,230	73,821
MetLife, Inc.	8,421	437,471
MS&AD Insurance Group Holdings, Inc.	5,611	180,659
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,798	384,423
NN Group NV	3,695	154,640
Old Mutual plc	55,995	145,715
Poste Italiane SpA(m)	5,766	42,456
Principal Financial Group, Inc.	2,117	136,208
Progressive Corp. (The)	4,624	223,894
Prudential Financial, Inc.	3,352	356,385
Prudential plc	29,989	717,910
QBE Insurance Group Ltd.	15,674	123,070
RSA Insurance Group plc	12,118	101,163
Sampo OYJ, Class A	5,244	277,169
SCOR SE	2,058	86,288
Sompo Holdings, Inc.	4,085	158,935
Sony Financial Holdings, Inc.	2,300	37,732
Standard Life Aberdeen plc	31,097	180,639
Suncorp Group Ltd.	14,919	152,717
Swiss Life Holding AG (Registered)*	363	127,866
Swiss Re AG	3,758	340,349
T&D Holdings, Inc.	6,500	94,359
Tokio Marine Holdings, Inc.	7,900	309,050
Torchmark Corp.	858	68,717
Travelers Cos., Inc. (The)	2,173	266,236
Tryg A/S	1,311	30,275
UnipolSai Assicurazioni SpA(x)	9,655	22,549
Unum Group	1,788	91,420
Willis Towers Watson plc	1,064	164,101
XL Group Ltd.	1,962	77,401
Zurich Insurance Group AG	1,750	533,846

		26,578,459

Total Financials		143,090,716

Health Care (13.3%)
Biotechnology (3.1%)
AbbVie, Inc.	12,673	1,126,123
Alexion Pharmaceuticals, Inc.*	1,781	249,856
Amgen, Inc.	38,837	7,241,158
Biogen, Inc.*	1,675	524,476
BioMarin Pharmaceutical, Inc.*	23,080	2,148,056
Celgene Corp.*	40,008	5,833,967
CSL Ltd.	5,263	553,027
Genmab A/S*	676	149,238
Gilead Sciences, Inc.	74,314	6,020,920
Grifols SA	3,434	100,046
Incyte Corp.*	1,349	157,482
Regeneron Pharmaceuticals, Inc.*	616	275,426
Shire plc	10,528	534,393
Vertex Pharmaceuticals, Inc.*	2,008	305,296

		25,219,464

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	13,758	734,127
Align Technology, Inc.*	562	104,684
Baxter International, Inc.	3,972	249,243
Becton Dickinson and Co.	1,803	353,298
Boston Scientific Corp.*	10,867	316,990
Cochlear Ltd.	615	76,804
Coloplast A/S, Class B	1,378	111,838
ConvaTec Group plc(m)	13,945	51,182
Cooper Cos., Inc. (The)	374	88,679
CR Bard, Inc.	575	184,288
CYBERDYNE, Inc.(x)*	1,100	14,654
Danaher Corp.	4,839	415,089
DENTSPLY SIRONA, Inc.	1,820	108,854
Edwards Lifesciences Corp.*	1,665	182,001
Essilor International SA	2,407	297,996
Getinge AB, Class B	85,281	1,598,842
Hologic, Inc.*	2,297	84,277
Hoya Corp.	4,500	242,946
IDEXX Laboratories, Inc.*	701	108,998
Intuitive Surgical, Inc.*	297	310,626
Koninklijke Philips NV	10,782	445,122
LivaNova plc(x)*	45,590	3,194,035
Medtronic plc	10,741	835,328
Olympus Corp.	3,500	118,507
ResMed, Inc.	1,109	85,349
Smith & Nephew plc	10,286	185,798
Sonova Holding AG (Registered)	596	101,123
Straumann Holding AG (Registered)	113	72,583
Stryker Corp.	2,552	362,435
Sysmex Corp.	1,900	121,235
Terumo Corp.	3,800	149,433
Varian Medical Systems, Inc.*	709	70,943
William Demant Holding A/S*	1,426	37,642
Zimmer Biomet Holdings, Inc.	1,596	186,876

		11,601,825

Health Care Providers & Services (1.4%)
Aetna, Inc.	2,630	418,196
Alfresa Holdings Corp.	2,300	42,086
AmerisourceBergen Corp.	1,256	103,934
Anthem, Inc.	2,071	393,241
Cardinal Health, Inc.	58,879	3,940,182
Centene Corp.*	1,334	129,091
Cigna Corp.	1,995	372,945
DaVita, Inc.*	1,187	70,496
Envision Healthcare Corp.*	961	43,197
Express Scripts Holding Co.*	4,577	289,816
Fresenius Medical Care AG & Co. KGaA	2,501	244,662
Fresenius SE & Co. KGaA	4,858	391,869
HCA Healthcare, Inc.*	2,330	185,445
Healthscope Ltd.	21,288	27,886
Henry Schein, Inc.*	1,260	103,307
Humana, Inc.	1,143	278,469
Laboratory Corp. of America Holdings*	806	121,682
McKesson Corp.	1,672	256,836
Mediclinic International plc(x)	4,794	41,756
Medipal Holdings Corp.	2,100	36,467
Miraca Holdings, Inc.	700	32,535
Patterson Cos., Inc.(x)	590	22,804
Quest Diagnostics, Inc.	1,084	101,506
Ramsay Health Care Ltd.	1,640	80,118
Ryman Healthcare Ltd.	4,162	27,868
Sinopharm Group Co. Ltd., Class H	532,800	2,346,294

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sonic Healthcare Ltd.	4,495	$73,726
Suzuken Co. Ltd.	960	34,126
UnitedHealth Group, Inc.	7,670	1,502,170
Universal Health Services, Inc., Class B	687	76,216

		11,788,926

Health Care Technology (0.0%)
Cerner Corp.*	2,496	178,015
M3, Inc.	2,400	68,358

		246,373

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	2,561	164,416
Eurofins Scientific SE	136	85,931
Illumina, Inc.*	1,158	230,674
Lonza Group AG (Registered)*	854	224,006
Mettler-Toledo International, Inc.*	205	128,363
PerkinElmer, Inc.	846	58,349
QIAGEN NV(x)*	87,228	2,745,413
Quintiles IMS Holdings, Inc.*	1,201	114,179
Thermo Fisher Scientific, Inc.	3,171	599,953
Waters Corp.*	633	113,636

		4,464,920

Pharmaceuticals (6.9%)
Allergan plc	27,052	5,544,307
Astellas Pharma, Inc.	24,000	305,319
AstraZeneca plc	14,680	974,708
Bayer AG (Registered)	42,055	5,730,964
Bristol-Myers Squibb Co.	12,979	827,281
Chugai Pharmaceutical Co. Ltd.	2,600	107,905
Daiichi Sankyo Co. Ltd.	6,500	146,607
Eisai Co. Ltd.	3,000	153,992
Eli Lilly & Co.	44,158	3,777,275
GlaxoSmithKline plc	172,917	3,448,985
H Lundbeck A/S	824	47,546
Hikma Pharmaceuticals plc	1,569	25,461
Hisamitsu Pharmaceutical Co., Inc.	700	33,593
Ipsen SA	448	59,541
Johnson & Johnson	21,286	2,767,393
Kyowa Hakko Kirin Co. Ltd.	3,000	51,029
Merck & Co., Inc.	21,756	1,393,037
Merck KGaA	25,207	2,804,037
Mitsubishi Tanabe Pharma Corp.	2,600	59,613
Mylan NV*	4,253	133,417
Novartis AG (Registered)	60,268	5,159,516
Novo Nordisk A/S, Class B	21,572	1,031,276
Ono Pharmaceutical Co. Ltd.	4,700	106,489
Orion OYJ, Class B	1,229	57,027
Otsuka Holdings Co. Ltd.	4,600	182,774
Perrigo Co. plc	1,051	88,967
Pfizer, Inc.	147,342	5,260,109
Recordati SpA	1,245	57,387
Roche Holding AG	27,788	7,093,710
Sanofi	57,726	5,731,696
Santen Pharmaceutical Co. Ltd.	4,400	69,329
Shionogi & Co. Ltd.	3,500	191,322
Sumitomo Dainippon Pharma Co. Ltd.(x)	2,100	27,322
Taisho Pharmaceutical Holdings Co. Ltd.	400	30,358
Takeda Pharmaceutical Co. Ltd.	8,300	458,353
Taro Pharmaceutical Industries Ltd.(x)*	111	12,509
Teva Pharmaceutical Industries Ltd. (ADR)(x)	139,840	2,461,184
UCB SA	1,506	107,206
Vifor Pharma AG(x)	520	61,218
Zoetis, Inc.	3,895	248,345

		56,828,107

Total Health Care		110,149,615

Industrials (8.7%)
Aerospace & Defense (1.9%)
Airbus SE	6,736	640,166
Arconic, Inc.	3,078	76,581
BAE Systems plc	426,235	3,606,844
Boeing Co. (The)	4,409	1,120,812
Cobham plc	26,843	52,408
Dassault Aviation SA	28	45,286
Elbit Systems Ltd.	292	42,898
General Dynamics Corp.	2,209	454,126
L3 Technologies, Inc.	632	119,088
Leonardo SpA	3,972	74,408
Lockheed Martin Corp.	1,989	617,167
Meggitt plc	9,239	64,501
Northrop Grumman Corp.	1,383	397,917
Raytheon Co.	2,307	430,440
Rockwell Collins, Inc.	23,970	3,133,119
Rolls-Royce Holdings plc*	232,827	2,767,335
Safran SA	3,627	370,547
Singapore Technologies Engineering Ltd.	18,200	46,156
Textron, Inc.	2,105	113,417
Thales SA	1,222	138,333
TransDigm Group, Inc.	388	99,192
United Technologies Corp.	5,898	684,640
Zodiac Aerospace	2,436	70,437

		15,165,818

Air Freight & Logistics (0.6%)
Bollore SA	10,301	51,487
CH Robinson Worldwide, Inc.(x)	1,093	83,177
Deutsche Post AG (Registered)	11,260	501,253
Expeditors International of Washington, Inc.	1,396	83,565
FedEx Corp.	1,952	440,332
Royal Mail plc	11,062	56,950
United Parcel Service, Inc., Class B	29,775	3,575,680
Yamato Holdings Co. Ltd.(x)	4,000	80,747

		4,873,191

Airlines (0.4%)
Alaska Air Group, Inc.(x)	941	71,770
American Airlines Group, Inc.	3,433	163,033
ANA Holdings, Inc.	1,400	52,989
Delta Air Lines, Inc.	5,285	254,843
Deutsche Lufthansa AG (Registered)	87,537	2,432,344
easyJet plc	2,225	36,285
International Consolidated Airlines Group SA	7,576	60,350
Japan Airlines Co. Ltd.	1,330	45,009
Qantas Airways Ltd.	5,455	24,946
Singapore Airlines Ltd.	6,000	44,410
Southwest Airlines Co.	4,364	244,297
United Continental Holdings, Inc.*	2,049	124,743

		3,555,019

Building Products (0.7%)
Allegion plc	759	65,631
AO Smith Corp.	1,130	67,156
Asahi Glass Co. Ltd.	2,400	89,047
Assa Abloy AB, Class B	11,840	270,383
Cie de Saint-Gobain	76,963	4,586,332
Daikin Industries Ltd.	2,900	293,673
Fortune Brands Home & Security, Inc.	1,229	82,626
Geberit AG (Registered)	422	199,637

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Controls International plc	7,436	$299,595
LIXIL Group Corp.	3,100	82,263
Masco Corp.	2,546	99,319
TOTO Ltd.(x)	1,500	63,186

		6,198,848

Commercial Services & Supplies (0.2%)
Babcock International Group plc	3,318	36,792
Brambles Ltd.	18,433	130,130
Cintas Corp.	657	94,792
Dai Nippon Printing Co. Ltd.	3,000	71,797
Edenred	2,786	75,734
G4S plc	16,594	61,883
ISS A/S	1,819	73,150
Park24 Co. Ltd.	1,300	31,655
Republic Services, Inc.	1,831	120,956
Secom Co. Ltd.	2,400	174,936
Securitas AB, Class B	3,631	60,807
Societe BIC SA	312	37,392
Sohgo Security Services Co. Ltd.	800	36,685
Stericycle, Inc.*	672	48,129
Toppan Printing Co. Ltd.	6,000	59,507
Waste Management, Inc.	3,225	252,420

		1,366,765

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,869	106,321
Boskalis Westminster	963	33,661
Bouygues SA	2,469	117,162
CIMIC Group Ltd.	1,159	40,192
Eiffage SA	852	88,211
Ferrovial SA	5,820	128,115
Fluor Corp.	1,112	46,815
HOCHTIEF AG	234	39,480
Jacobs Engineering Group, Inc.	898	52,326
JGC Corp.	2,600	42,076
Kajima Corp.	10,000	99,356
Obayashi Corp.	7,600	91,112
Quanta Services, Inc.*	1,163	43,461
Shimizu Corp.	6,000	66,492
Skanska AB, Class B	4,050	93,830
Taisei Corp.	2,400	125,839
Vinci SA	5,841	555,040

		1,769,489

Electrical Equipment (0.4%)
ABB Ltd. (Registered)	23,117	571,508
Acuity Brands, Inc.(x)	332	56,865
AMETEK, Inc.	1,823	120,391
Eaton Corp. plc	3,484	267,536
Emerson Electric Co.	5,035	316,399
Fuji Electric Co. Ltd.	6,000	33,273
Legrand SA	3,086	222,780
Mabuchi Motor Co. Ltd.	500	25,017
Mitsubishi Electric Corp.	22,800	356,209
Nidec Corp.	2,800	343,888
OSRAM Licht AG	931	74,285
Prysmian SpA	2,452	82,825
Rockwell Automation, Inc.	1,022	182,131
Schneider Electric SE*	6,528	568,088
Siemens Gamesa Renewable Energy SA	2,839	37,061
Vestas Wind Systems A/S	2,499	224,250

		3,482,506

Industrial Conglomerates (1.5%)
3M Co.	4,713	989,259
CK Hutchison Holdings Ltd.	266,924	3,411,895
DCC plc	1,034	100,384
General Electric Co.	68,601	1,658,772
Honeywell International, Inc.	6,038	855,826
Jardine Matheson Holdings Ltd.	2,400	151,128
Jardine Strategic Holdings Ltd.	2,600	111,280
Keihan Holdings Co. Ltd.(x)	1,200	35,139
Keppel Corp. Ltd.	16,000	76,553
NWS Holdings Ltd.(x)	20,730	40,390
Roper Technologies, Inc.	809	196,911
Seibu Holdings, Inc.	2,200	37,577
Sembcorp Industries Ltd.(x)	13,500	29,459
Siemens AG (Registered)	33,083	4,660,816
Smiths Group plc	4,520	95,516
Toshiba Corp.*	46,000	128,771

		12,579,676

Machinery (1.3%)
Alfa Laval AB	3,147	76,850
Alstom SA	1,648	69,993
Amada Holdings Co. Ltd.	4,100	44,999
ANDRITZ AG	867	50,113
Atlas Copco AB, Class A	7,788	329,788
Atlas Copco AB, Class B	4,647	180,177
Caterpillar, Inc.	4,672	582,646
CNH Industrial NV	12,141	145,790
Cummins, Inc.	1,256	211,046
Deere & Co.	2,537	318,622
Dover Corp.	1,261	115,243
FANUC Corp.	2,200	445,572
Flowserve Corp.	1,049	44,677
Fortive Corp.	2,460	174,143
GEA Group AG	2,165	98,489
Hino Motors Ltd.	3,400	41,577
Hitachi Construction Machinery Co. Ltd.	1,400	41,493
Hoshizaki Corp.	600	52,735
IHI Corp.	1,900	66,021
Illinois Tool Works, Inc.	2,462	364,278
IMI plc	3,626	60,395
Ingersoll-Rand plc	1,974	176,022
JTEKT Corp.	2,800	38,768
Kawasaki Heavy Industries Ltd.	1,600	53,037
KION Group AG	822	78,664
Komatsu Ltd.	10,700	304,383
Kone OYJ, Class B	3,902	206,607
Kubota Corp.	12,200	221,774
Kurita Water Industries Ltd.	1,100	31,771
Makita Corp.	2,600	104,786
MAN SE	401	45,257
Metso OYJ	1,535	56,313
MINEBEA MITSUMI, Inc.	4,600	71,948
Mitsubishi Heavy Industries Ltd.	3,700	146,290
Nabtesco Corp.	1,300	48,291
NGK Insulators Ltd.	3,000	56,201
NSK Ltd.(x)	4,400	59,318
PACCAR, Inc.	2,782	201,250
Parker-Hannifin Corp.	1,058	185,171
Pentair plc	1,285	87,329
Sandvik AB	13,446	231,944
Schindler Holding AG	460	101,610
Schindler Holding AG (Registered)	225	48,399
SKF AB, Class B	4,629	100,879
SMC Corp.	700	246,905
Snap-on, Inc.	441	65,713
Stanley Black & Decker, Inc.	21,893	3,305,187
Sumitomo Heavy Industries Ltd.	1,200	48,096
THK Co. Ltd.	1,300	44,248
Volvo AB, Class B	18,028	347,505
Wartsila OYJ Abp	1,710	121,061
Weir Group plc (The)	2,309	60,798

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Xylem, Inc.	1,411	$88,371
Yangzijiang Shipbuilding Holdings Ltd.	30,135	31,769

		10,530,312

Marine (0.1%)
AP Moller - Maersk A/S, Class A	44	80,854
AP Moller - Maersk A/S, Class B	75	142,466
Kuehne + Nagel International AG (Registered)	608	112,577
Mitsui OSK Lines Ltd.(x)	1,500	45,457
Nippon Yusen KK*	1,700	35,337

		416,691

Professional Services (0.3%)
Adecco Group AG (Registered)*	1,904	148,254
Bureau Veritas SA	2,816	72,672
Capita plc	7,973	60,364
Equifax, Inc.	943	99,949
Experian plc	10,920	219,346
IHS Markit Ltd.*	2,878	126,862
Intertek Group plc	1,862	124,305
Nielsen Holdings plc	2,626	108,848
Randstad Holding NV	1,412	87,347
Recruit Holdings Co. Ltd.	12,700	275,048
RELX NV	11,505	244,896
RELX plc	12,426	272,573
Robert Half International, Inc.	1,025	51,599
SEEK Ltd.	3,740	48,728
SGS SA (Registered)	64	153,531
Verisk Analytics, Inc.*	1,222	101,658
Wolters Kluwer NV	3,472	160,429

		2,356,409

Road & Rail (0.4%)
Aurizon Holdings Ltd.	23,941	92,019
Central Japan Railway Co.	1,700	298,076
ComfortDelGro Corp. Ltd.	25,700	39,409
CSX Corp.	7,224	391,974
DSV A/S	2,204	166,729
East Japan Railway Co.(x)	3,897	359,656
Hankyu Hanshin Holdings, Inc.	2,700	102,457
JB Hunt Transport Services, Inc.	690	76,645
Kansas City Southern	825	89,661
Keikyu Corp.(x)	2,500	50,678
Keio Corp.	1,400	57,729
Keisei Electric Railway Co. Ltd.	1,500	41,524
Kintetsu Group Holdings Co. Ltd.	2,200	81,822
Kyushu Railway Co.	1,900	56,481
MTR Corp. Ltd.	16,500	96,318
Nagoya Railroad Co. Ltd.(x)	2,000	43,066
Nippon Express Co. Ltd.	1,000	65,141
Norfolk Southern Corp.	2,261	298,995
Odakyu Electric Railway Co. Ltd.	3,500	66,407
Tobu Railway Co. Ltd.	2,200	60,413
Tokyu Corp.	6,500	92,020
Union Pacific Corp.	6,340	735,250

West Japan Railway Co.	1,800	125,124

		3,487,594

Trading Companies & Distributors (0.6%)
AerCap Holdings NV*	1,697	86,734
Ashtead Group plc	5,728	138,083
Brenntag AG	1,770	98,563
Bunzl plc	3,895	118,322
Fastenal Co.	2,249	102,509
Ferguson plc	2,859	187,569
ITOCHU Corp.	17,400	284,987
Marubeni Corp.	19,300	131,811
MISUMI Group, Inc.	3,400	89,529
Mitsubishi Corp.	17,500	406,764
Mitsui & Co. Ltd.	19,800	292,623
Rexel SA	3,366	58,242
Sumitomo Corp.	14,000	201,369
Toyota Tsusho Corp.	2,500	82,093
Travis Perkins plc	136,911	2,656,510
United Rentals, Inc.*	666	92,401
WW Grainger, Inc.	425	76,394

		5,104,503

Transportation Infrastructure (0.1%)
Abertis Infraestructuras SA	8,127	164,251
Aena SME SA(m)	783	141,359
Aeroports de Paris	344	55,619
Atlantia SpA	5,409	170,754
Auckland International Airport Ltd.	9,980	46,423
Fraport AG Frankfurt Airport Services Worldwide	511	48,521
Groupe Eurotunnel SE (Registered)	5,619	67,739
Hutchison Port Holdings Trust (OTC Exchange)	29,600	12,432
Hutchison Port Holdings Trust (Singapore Stock Exchange)(x)	32,600	14,018
Japan Airport Terminal Co. Ltd.(x)	600	21,382
Kamigumi Co. Ltd.	1,500	34,726
SATS Ltd.	8,400	28,548
Sydney Airport	13,130	73,227
Transurban Group	23,801	221,794
		1,100,793

Total Industrials		71,987,614

Information Technology (13.8%)
Communications Equipment (0.3%)
Cisco Systems, Inc.	39,632	1,332,824
F5 Networks, Inc.*	503	60,642
Harris Corp.	931	122,594
Juniper Networks, Inc.	2,969	82,627
Motorola Solutions, Inc.	1,300	110,331
Nokia OYJ	67,686	406,390
Telefonaktiebolaget LM Ericsson, Class B	35,185	202,041

		2,317,449

Electronic Equipment, Instruments & Components (1.2%)
Alps Electric Co. Ltd.(x)	2,500	65,963
Amphenol Corp., Class A	2,433	205,929
Corning, Inc.	7,136	213,509
FLIR Systems, Inc.	1,044	40,622
Hamamatsu Photonics KK	1,600	48,345
Hexagon AB, Class B	2,959	146,662
Hirose Electric Co. Ltd.	315	44,342
Hitachi High-Technologies Corp.	600	21,755
Hitachi Ltd.	55,400	390,372
Ingenico Group SA	707	67,015
Keyence Corp.	1,180	626,572
Knowles Corp.(x)*	199,090	3,040,105
Kyocera Corp.	3,700	229,579
Murata Manufacturing Co. Ltd.	2,200	323,377
Nippon Electric Glass Co. Ltd.	800	30,962
Omron Corp.	82,200	4,185,791
Shimadzu Corp.	3,000	59,080
TDK Corp.	1,500	101,844
TE Connectivity Ltd.	2,823	234,478
Yaskawa Electric Corp.	3,100	98,214
Yokogawa Electric Corp.	2,400	40,866

		10,215,382

Internet Software & Services (2.2%)
Akamai Technologies, Inc.*	1,308	63,726
Alphabet, Inc., Class A*	9,575	9,323,368

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Alphabet, Inc., Class C*	2,392	$2,294,191
Auto Trader Group plc(m)	11,148	58,633
DeNA Co. Ltd.	1,300	29,137
eBay, Inc.*	7,843	301,642
Facebook, Inc., Class A*	18,797	3,211,843
Kakaku.com, Inc.(x)	2,000	25,488
Mixi, Inc.(x)	600	28,954
Nutanix, Inc., Class A(x)*	121,200	2,713,668
United Internet AG (Registered)	1,336	83,167
VeriSign, Inc.(x)*	667	70,962
Yahoo Japan Corp.(x)	16,300	77,353

		18,282,132

IT Services (1.2%)
Accenture plc, Class A	4,876	658,601
Alliance Data Systems Corp.	383	84,854
Amadeus IT Group SA	5,089	330,748
Atos SE	1,100	170,637
Automatic Data Processing, Inc.	3,500	382,620
Capgemini SE	1,914	224,315
Cognizant Technology Solutions Corp., Class A	4,670	338,762
Computershare Ltd.	5,469	62,075
CSRA, Inc.	1,318	42,532
DXC Technology Co.	27,749	2,383,085
Fidelity National Information Services, Inc.	2,624	245,055
Fiserv, Inc.*	1,644	212,010
Fujitsu Ltd.	23,000	170,857
Gartner, Inc.*	701	87,211
Global Payments, Inc.	1,206	114,606
International Business Machines Corp.	6,876	997,570
Mastercard, Inc., Class A	7,396	1,044,315
Nomura Research Institute Ltd.	1,615	63,007
NTT Data Corp.	7,200	77,039
Obic Co. Ltd.	800	50,335
Otsuka Corp.	500	32,037
Paychex, Inc.	2,542	152,418
PayPal Holdings, Inc.*	8,956	573,453
Total System Services, Inc.	1,309	85,740
Visa, Inc., Class A	14,495	1,525,454
Western Union Co. (The)	3,735	71,712
Worldpay Group plc(m)	22,391	122,116

		10,303,164

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.(x)*	6,396	81,549
Analog Devices, Inc.	2,913	251,013
Applied Materials, Inc.	53,772	2,800,983
ASM Pacific Technology Ltd.	3,400	48,966
ASML Holding NV	4,330	737,194
Broadcom Ltd.	3,225	782,192
Disco Corp.	300	61,026
Infineon Technologies AG	13,156	330,729
Intel Corp.	37,200	1,416,576
KLA-Tencor Corp.	1,225	129,850
Lam Research Corp.	1,283	237,406
Microchip Technology, Inc.	1,847	165,824
Micron Technology, Inc.*	8,826	347,127
NVIDIA Corp.	4,754	849,873
NXP Semiconductors NV*	4,013	453,830
Qorvo, Inc.*	1,046	73,931
QUALCOMM, Inc.	11,718	607,461
Renesas Electronics Corp.*	5,800	63,193
Rohm Co. Ltd.	1,000	85,670
Skyworks Solutions, Inc.	1,456	148,366
STMicroelectronics NV	7,251	140,290
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	68,345	2,566,355
Texas Instruments, Inc.	7,852	703,853
Tokyo Electron Ltd.	1,800	276,419
Xilinx, Inc.	1,984	140,527

		13,500,203

Software (3.7%)
Activision Blizzard, Inc.	5,982	385,899
Adobe Systems, Inc.*	3,890	580,310
ANSYS, Inc.*	664	81,493
Autodesk, Inc.*	1,738	195,108
CA, Inc.	2,582	86,187
Cadence Design Systems, Inc.*	2,220	87,623
Check Point Software Technologies Ltd.*	1,539	175,477
Citrix Systems, Inc.*	1,136	87,268
Dassault Systemes SE	1,481	149,816
Electronic Arts, Inc.*	2,460	290,428
Gemalto NV	842	37,612
Intuit, Inc.	1,932	274,614
Konami Holdings Corp.	1,000	48,078
LINE Corp.(x)*	500	18,063
Micro Focus International plc	5,072	162,232
Microsoft Corp.	171,242	12,755,816
Nexon Co. Ltd.	2,400	62,621
Nice Ltd.	690	55,008
Nintendo Co. Ltd.	1,300	480,142
Oracle Corp.	199,763	9,658,541
Oracle Corp. Japan	500	39,280
Red Hat, Inc.*	1,416	156,978
Sage Group plc (The)	12,972	121,417
salesforce.com, Inc.*	5,411	505,496
SAP SE	30,696	3,362,756
Symantec Corp.	4,836	158,669
Synopsys, Inc.*	1,180	95,025
Trend Micro, Inc.	1,500	73,850

		30,185,807

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.	80,714	12,439,642
Brother Industries Ltd.	2,700	62,818
Canon, Inc.	12,400	423,710
Catcher Technology Co. Ltd.	174,000	1,620,993
FUJIFILM Holdings Corp.	4,900	190,165
Hewlett Packard Enterprise Co.	12,826	188,670
HP, Inc.	13,106	261,596
Konica Minolta, Inc.(x)	274,900	2,257,344
NEC Corp.	3,000	81,315
NetApp, Inc.	2,117	92,640
Ricoh Co. Ltd.	8,000	77,778
Samsung Electronics Co. Ltd. (GDR)(m)	10,589	11,986,748
Seagate Technology plc(x)	2,321	76,988
Seiko Epson Corp.	3,200	77,437
Western Digital Corp.	2,371	204,854
Xerox Corp.	1,719	57,226

		30,099,924

Total Information Technology		114,904,061

Materials (5.7%)
Chemicals (2.7%)
Air Liquide SA	4,514	602,066
Air Products & Chemicals, Inc.	1,725	260,855
Air Water, Inc.	2,000	36,898
Akzo Nobel NV	47,092	4,348,007
Albemarle Corp.	900	122,679
Arkema SA	747	91,599
Asahi Kasei Corp.	15,000	184,626

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
BASF SE	10,652	$1,133,567
CF Industries Holdings, Inc.	1,952	68,632
Chr Hansen Holding A/S	1,132	97,086
Covestro AG(m)	1,326	114,014
Croda International plc	1,432	72,783
Daicel Corp.	3,300	39,767
DowDuPont, Inc.	18,480	1,279,370
Eastman Chemical Co.	1,159	104,878
Ecolab, Inc.	2,067	265,837
EMS-Chemie Holding AG (Registered)	88	58,524
Evonik Industries AG	1,893	67,612
FMC Corp.	1,030	91,989
Frutarom Industries Ltd.	475	36,537
FUCHS PETROLUB SE (Preference)(q)	776	45,940
Givaudan SA (Registered)	106	230,642
Hitachi Chemical Co. Ltd.	1,400	38,383
Incitec Pivot Ltd.	17,447	49,268
International Flavors & Fragrances, Inc.	603	86,175
Israel Chemicals Ltd.	6,622	29,374
Johnson Matthey plc	2,226	102,013
JSR Corp.	2,500	47,501
K+S AG (Registered)	2,252	61,351
Kaneka Corp.	3,000	23,301
Kansai Paint Co. Ltd.(x)	2,200	55,369
Koninklijke DSM NV	2,093	171,330
Kuraray Co. Ltd.	4,100	76,662
LANXESS AG	1,061	83,717
Linde AG	2,154	449,209
LyondellBasell Industries NV, Class A	34,944	3,461,203
Mitsubishi Chemical Holdings Corp.	17,000	161,955
Mitsubishi Gas Chemical Co., Inc.	2,000	46,870
Mitsui Chemicals, Inc.	2,000	60,786
Monsanto Co.	3,478	416,734
Mosaic Co. (The)	2,619	56,544
Nippon Paint Holdings Co. Ltd.	2,000	67,985
Nissan Chemical Industries Ltd.	1,500	52,788
Nitto Denko Corp.	1,900	158,416
Novozymes A/S, Class B	63,723	3,270,026
Orica Ltd.	4,480	69,474
PPG Industries, Inc.	2,030	220,580
Praxair, Inc.	2,265	316,511
Sherwin-Williams Co. (The)	657	235,232
Shin-Etsu Chemical Co. Ltd.	4,500	402,311
Sika AG	25	186,012
Solvay SA	883	131,913
Sumitomo Chemical Co. Ltd.	18,000	112,455
Symrise AG	1,458	110,751
Taiyo Nippon Sanso Corp.(x)	1,300	15,389
Teijin Ltd.	2,000	39,422
Toray Industries, Inc.	17,000	164,901
Tosoh Corp.	3,500	78,880
Umicore SA	1,113	92,069
Yara International ASA	63,613	2,848,987

		23,405,755

Construction Materials (0.9%)
Boral Ltd.	12,310	65,371
CRH plc	110,918	4,231,058
Fletcher Building Ltd.	8,834	50,983
HeidelbergCement AG	20,990	2,157,559
Imerys SA	480	43,371
James Hardie Industries plc (CHDI)	4,792	66,607
LafargeHolcim Ltd. (Registered)*	5,308	310,252
Martin Marietta Materials, Inc.	497	102,496
Taiheiyo Cement Corp.	1,300	50,198
Vulcan Materials Co.	1,047	125,221

		7,203,116

Containers & Packaging (0.1%)
Amcor Ltd.	13,307	158,762
Avery Dennison Corp.	732	71,985
Ball Corp.	2,866	118,366
International Paper Co.	3,283	186,540
Packaging Corp. of America	735	84,290
Sealed Air Corp.	1,456	62,200
Toyo Seikan Group Holdings Ltd.	2,100	35,086
WestRock Co.	2,047	116,126

		833,355

Metals & Mining (1.9%)
Alumina Ltd.	28,389	48,990
Anglo American plc	15,783	283,294
Antofagasta plc	4,570	58,115
ArcelorMittal*	7,911	204,064
Barrick Gold Corp.	99,080	1,594,197
BHP Billiton Ltd.	37,248	753,223
BHP Billiton plc	24,495	431,462
BlueScope Steel Ltd.	6,820	58,685
Boliden AB	2,969	100,499
Fortescue Metals Group Ltd.(x)	19,159	77,246
Freeport-McMoRan, Inc.*	10,894	152,952
Fresnillo plc	2,527	47,576
Glencore plc*	528,697	2,422,913
Hitachi Metals Ltd.	2,300	32,009
JFE Holdings, Inc.	5,900	115,221
Kobe Steel Ltd.(x)	3,900	44,571
Maruichi Steel Tube Ltd.	600	17,463
Mitsubishi Materials Corp.	1,200	41,484
Newcrest Mining Ltd.	9,088	149,844
Newmont Mining Corp.	4,203	157,655
Nippon Steel & Sumitomo Metal Corp.	9,005	206,749
Norsk Hydro ASA	14,585	106,029
Nucor Corp.	2,526	141,557
Randgold Resources Ltd.	1,105	108,313
Rio Tinto Ltd.	4,899	255,660
Rio Tinto plc	14,312	666,055
South32 Ltd.	62,526	160,378
Sumitomo Metal Mining Co. Ltd.(x)	130,500	4,191,308
thyssenkrupp AG	5,052	149,722
voestalpine AG	1,199	61,141
Wheaton Precious Metals Corp.	150,400	2,868,779

		15,707,154

Paper & Forest Products (0.1%)
Mondi plc	4,224	113,486
Oji Holdings Corp.	11,000	59,338
Stora Enso OYJ, Class R	6,389	90,236
UPM-Kymmene OYJ	6,288	170,411

		433,471

Total Materials		47,582,851

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)	729	86,729
American Tower Corp. (REIT)	3,405	465,395
Apartment Investment & Management Co. (REIT), Class A	1,259	55,220
Ascendas REIT (REIT)	30,917	60,628
AvalonBay Communities, Inc. (REIT)	1,092	194,835
Boston Properties, Inc. (REIT)	1,217	149,545
British Land Co. plc (The) (REIT)	11,730	94,624

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CapitaLand Commercial Trust (REIT)(x)	23,600	$28,794
CapitaLand Mall Trust (REIT)	28,500	42,021
Crown Castle International Corp. (REIT)	3,243	324,235
Daiwa House REIT Investment Corp. (REIT)	17	40,700
Dexus (REIT)	11,648	86,799
Digital Realty Trust, Inc. (REIT)	1,623	192,050
Duke Realty Corp. (REIT)	2,765	79,687
Equinix, Inc. (REIT)	618	275,813
Equity Residential (REIT)	2,911	191,922
Essex Property Trust, Inc. (REIT)	518	131,588
Extra Space Storage, Inc. (REIT)	1,014	81,039
Federal Realty Investment Trust (REIT)	579	71,918
Fonciere Des Regions (REIT)	363	37,707
Gecina SA (REIT)	548	88,862
GGP, Inc. (REIT)	4,967	103,165
Goodman Group (REIT)	21,308	137,723
GPT Group (The) (REIT)	20,589	80,104
Hammerson plc (REIT)	8,475	60,984
HCP, Inc. (REIT)	3,675	102,275
Host Hotels & Resorts, Inc. (REIT)	5,808	107,390
ICADE (REIT)	390	34,787
Intu Properties plc (REIT)	9,670	29,868
Iron Mountain, Inc. (REIT)	2,134	83,013
Japan Prime Realty Investment Corp. (REIT)	9	30,073
Japan Real Estate Investment Corp. (REIT)	15	72,117
Japan Retail Fund Investment Corp. (REIT)	29	52,034
Kimco Realty Corp. (REIT)	3,444	67,330
Klepierre SA (REIT)	2,706	106,213
Land Securities Group plc (REIT)	8,598	112,042
Link REIT (REIT)	25,500	206,635
Macerich Co. (The) (REIT)	864	47,494
Mid-America Apartment Communities, Inc. (REIT)	928	99,185
Mirvac Group (REIT)	39,691	71,296
Nippon Building Fund, Inc. (REIT)	15	74,783
Nippon Prologis REIT, Inc. (REIT)	20	42,142
Nomura Real Estate Master Fund, Inc. (REIT)	44	57,207
Prologis, Inc. (REIT)	4,208	267,040
Public Storage (REIT)	1,184	253,364
Realty Income Corp. (REIT)	2,162	123,645
Regency Centers Corp. (REIT)	1,120	69,485
SBA Communications Corp. (REIT)*	961	138,432
Scentre Group (REIT)	61,938	190,936
Segro plc (REIT)	11,865	85,219
Simon Property Group, Inc. (REIT)	20,342	3,275,266
SL Green Realty Corp. (REIT)	769	77,915
Stockland (REIT)	28,650	96,634
Suntec REIT (REIT)(x)	26,800	36,848
UDR, Inc. (REIT)	2,160	82,145
Unibail-Rodamco SE (REIT)	1,156	281,111
United Urban Investment Corp. (REIT)	38	55,653
Ventas, Inc. (REIT)	2,806	182,755
Vicinity Centres (REIT)	39,807	83,057
Vornado Realty Trust (REIT)	1,345	103,404
Welltower, Inc. (REIT)	2,935	206,272
Westfield Corp. (REIT)	22,391	137,698
Weyerhaeuser Co. (REIT)	5,978	203,431

		10,508,281

Real Estate Management & Development (1.1%)
Aeon Mall Co. Ltd.	1,570	27,947
Azrieli Group Ltd.	437	24,256
CapitaLand Ltd.	29,000	76,538
CBRE Group, Inc., Class A*	2,453	92,920
City Developments Ltd.	5,100	42,599
CK Asset Holdings Ltd.	174,424	1,443,560
Daito Trust Construction Co. Ltd.	800	145,745
Daiwa House Industry Co. Ltd.	6,500	224,417
Deutsche Wohnen SE	4,133	175,462
Global Logistic Properties Ltd.	30,300	73,714
Hang Lung Group Ltd.	11,000	39,499
Hang Lung Properties Ltd.	25,000	59,335
Henderson Land Development Co. Ltd.	13,476	89,275
Hongkong Land Holdings Ltd.	13,500	96,795
Hulic Co. Ltd.	3,200	31,367
Hysan Development Co. Ltd.	7,000	32,932
Jones Lang LaSalle, Inc.	21,960	2,712,059
Kerry Properties Ltd.	7,000	28,989
LendLease Group	6,301	88,570
Mitsubishi Estate Co. Ltd.	14,500	252,115
Mitsui Fudosan Co. Ltd.	100,100	2,170,575
New World Development Co. Ltd.	72,127	103,598
Nomura Real Estate Holdings, Inc.	1,700	36,228
Sino Land Co. Ltd.	34,997	61,467
Sumitomo Realty & Development Co. Ltd.	4,000	121,040
Sun Hung Kai Properties Ltd.	17,000	276,166
Swire Pacific Ltd., Class A	5,500	53,369
Swire Properties Ltd.	13,000	44,101
Swiss Prime Site AG (Registered)*	813	73,085
Tokyo Tatemono Co. Ltd.	2,200	28,134
Tokyu Fudosan Holdings Corp.	5,700	34,395
UOL Group Ltd.	5,176	30,985
Vonovia SE	5,554	236,314
Wharf Holdings Ltd. (The)	14,400	128,302
Wheelock & Co. Ltd.	9,000	63,310

		9,219,163

Total Real Estate		19,727,444

Telecommunication Services (4.0%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	48,589	1,903,231
Bezeq The Israeli Telecommunication Corp. Ltd.	26,067	37,248
BT Group plc	98,190	373,540
CenturyLink, Inc.(x)	4,427	83,670
Deutsche Telekom AG (Registered)	37,968	708,342
Elisa OYJ	1,616	69,560
HKT Trust & HKT Ltd.	45,414	55,172
Iliad SA	307	81,585
Inmarsat plc	5,242	45,201
Koninklijke KPN NV	40,277	138,288
Level 3 Communications, Inc.*	2,302	122,674
Nippon Telegraph & Telephone Corp.	7,956	364,622
Orange SA	23,138	379,027
PCCW Ltd.	46,000	24,909
Proximus SADP	1,648	56,787
Singapore Telecommunications Ltd.	1,233,450	3,346,305
Spark New Zealand Ltd.	23,871	62,933
Swisscom AG (Registered)	303	155,263
TDC A/S	9,293	54,448
Telecom Italia SpA*	133,818	125,341

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Telecom Italia SpA (RNC)	71,790	$53,964
Telefonica Deutschland Holding AG	8,444	47,385
Telefonica SA	240,849	2,616,590
Telenor ASA	206,740	4,371,275
Telia Co. AB	29,787	140,288
Telstra Corp. Ltd.	49,515	135,550
TPG Telecom Ltd.(x)	3,744	14,302
Verizon Communications, Inc.	32,348	1,600,903
Vivendi SA	11,909	301,492

		17,469,895

Wireless Telecommunication Services (1.9%)
China Mobile Ltd.	263,500	2,669,879
KDDI Corp.	21,000	553,717
Millicom International Cellular SA (SDR)	740	48,834
NTT DOCOMO, Inc.	15,800	360,932
SoftBank Group Corp.	71,700	5,788,250
StarHub Ltd.	8,019	15,371
Tele2 AB, Class B	4,200	48,060
Vodafone Group plc	2,233,144	6,248,157

		15,733,200

Total Telecommunication Services		33,203,095

Utilities (1.8%)
Electric Utilities (0.8%)
Alliant Energy Corp.	1,810	75,242
American Electric Power Co., Inc.	3,907	274,428
AusNet Services	19,264	25,537
Chubu Electric Power Co., Inc.	7,900	98,079
Chugoku Electric Power Co., Inc. (The)(x)	3,000	31,860
CK Infrastructure Holdings Ltd.(x)	8,000	68,821
CLP Holdings Ltd.	19,500	199,828
Contact Energy Ltd.	8,954	35,571
DONG Energy A/S(m)	1,833	104,922
Duke Energy Corp.	5,550	465,756
Edison International	2,591	199,947
EDP - Energias de Portugal SA	27,565	103,764
Electricite de France SA	6,147	74,649
Endesa SA	3,847	86,730
Enel SpA	94,327	568,016
Entergy Corp.	1,403	107,133
Eversource Energy	2,519	152,248
Exelon Corp.	7,607	286,556
FirstEnergy Corp.	3,486	107,473
Fortum OYJ	5,151	102,826
HK Electric Investments & HK Electric Investments Ltd.(m)	34,000	30,990
Iberdrola SA	66,518	516,675
Kansai Electric Power Co., Inc. (The)	7,900	101,062
Kyushu Electric Power Co., Inc.	4,400	46,727
Mercury NZ Ltd.	6,874	16,832
NextEra Energy, Inc.	3,711	543,847
PG&E Corp.	4,054	276,037
Pinnacle West Capital Corp.	902	76,273
Power Assets Holdings Ltd.	16,500	142,893
PPL Corp.	5,429	206,031
Red Electrica Corp. SA	4,720	99,187
Southern Co. (The)	7,896	388,009
SSE plc	11,714	219,284
Terna Rete Elettrica Nazionale SpA	16,318	95,313
Tohoku Electric Power Co., Inc.	5,300	67,401
Tokyo Electric Power Co. Holdings, Inc.*	17,700	71,413
Xcel Energy, Inc.	4,047	191,504

		6,258,864

Gas Utilities (0.1%)
APA Group	13,380	87,636
Gas Natural SDG SA	4,062	89,920
Hong Kong & China Gas Co. Ltd.	98,859	185,781
Osaka Gas Co. Ltd.	4,200	78,084
Toho Gas Co. Ltd.	1,000	29,282
Tokyo Gas Co. Ltd.	4,600	112,747

		583,450

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.	5,524	60,874
Electric Power Development Co. Ltd.	1,600	40,183
Meridian Energy Ltd.	12,587	25,866
NRG Energy, Inc.	2,431	62,209

		189,132

Multi-Utilities (0.9%)
AGL Energy Ltd.	7,631	139,887
Ameren Corp.	1,979	114,465
CenterPoint Energy, Inc.	3,515	102,673
Centrica plc	63,703	159,627
CMS Energy Corp.	2,286	105,888
Consolidated Edison, Inc.	2,490	200,893
Dominion Energy, Inc.	5,096	392,035
DTE Energy Co.	1,429	153,417
E.ON SE	25,490	288,493
Engie SA	19,770	335,772
Innogy SE(m)(x)	84,795	3,773,755
National Grid plc	39,861	493,864
NiSource, Inc.	2,554	65,357
Public Service Enterprise Group, Inc.	4,032	186,480
RWE AG*	6,171	140,181
SCANA Corp.	1,120	54,309
Sempra Energy	1,994	227,575
Suez	3,905	71,284
Veolia Environnement SA	5,664	130,873
WEC Energy Group, Inc.	2,508	157,452

		7,294,280

Water Utilities (0.0%)
American Water Works Co., Inc.	1,397	113,032
Severn Trent plc	2,906	84,617
United Utilities Group plc	7,822	89,564

		287,213

Total Utilities		14,612,939

Total Common Stocks (89.6%) (Cost $506,898,691)		744,148,062

	Number of Rights	Value (Note 1)
RIGHTS:
Real Estate (0.0%)
Equity Real Estate Investment Trusts (REITs) (0.0%)
CapitaLand Commercial Trust, expiring 10/19/17* (Cost $—)	3,917	843

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.1%)
JPMorgan Prime Money Market Fund, IM Shares	9,534,658	9,537,518

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.6%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $2,000,175, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $2,040,000.(xx)	$2,000,000	$2,000,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $2,200,293, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $2,245,198.(xx)	2,200,000	2,200,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,900,166, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $1,938,001.(xx)	1,900,000	1,900,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $900,094, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $918,004.(xx)	900,000	900,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $600,063, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $612,006.(xx)	600,000	600,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,800,180, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $1,836,010.(xx)	1,800,000	1,800,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $2,300,230, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $2,346,008.(xx)	2,300,000	2,300,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,266,169, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,291,379.(xx)	1,266,058	1,266,058
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $1,100,095, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,122,855.(xx)	1,100,000	1,100,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $1,700,354, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,735,322.(xx)	1,700,000	1,700,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $3,000,613, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $3,060,007.(xx)	3,000,000	3,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $510,015.(xx)	500,000	500,000

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 1.03%, dated 9/29/17, due 10/6/17, repurchase price $1,000,200, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $1,020,030.(xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		21,266,058

Total Short-Term Investments (3.7%) (Cost $30,802,552)		30,803,576

Total Investments (93.3%) (Cost $537,701,243)		774,952,481
Other Assets Less Liabilities (6.7%)		55,723,163

Net Assets (100%)		$830,675,644

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $16,767,493 or 2.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $22,078,945. This was secured by cash collateral of $21,266,058 which was subsequently invested in joint repurchase agreements with a total value of $21,266,058, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,689,410 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.500%, maturing 10/26/17-8/15/47.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Australia	1.4%
Austria	0.1
Belgium	0.2
Bermuda	0.0	#
Canada	1.2
Chile	0.0	#
China	0.9
Denmark	0.7
Finland	0.2
France	5.0
Germany	4.4
Hong Kong	1.5
Ireland	0.6
Israel	0.4
Italy	0.8
Japan	8.8
Jersey	0.0	#
Jordan	0.0	#
Luxembourg	0.3
Macau	0.0	#
Mexico	0.0	#
Netherlands	4.0
New Zealand	0.0	#
Norway	1.0
Portugal	0.5
Singapore	1.0
South Africa	0.0	#
South Korea	2.3
Spain	0.9
Sweden	0.8
Switzerland	3.5
Taiwan	0.5
Thailand	0.4
United Kingdom	8.6
United States	43.3
Cash and Other	6.7

	100.0%

#	Less than 0.05%.

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	22,513	609,431	—	(45,570)	3,464	113,577	680,902	25,223	—
BlackRock, Inc.	982	380,921	9,003	(17,132)	9,023	57,227	439,042	7,408	—
PNC Financial Services Group, Inc. (The)	3,797	471,349	—	(29,665)	20,305	49,733	511,722	7,456	—

Total		1,461,701	9,003	(92,367)	32,792	220,537	1,631,666	40,087	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	384	12/2017	EUR	16,229,662	354,390
FTSE 100 Index	102	12/2017	GBP	10,017,960	(58,230)
S&P 500 E-Mini Index	318	12/2017	USD	40,005,990	846,163
SPI 200 Index	35	12/2017	AUD	3,890,232	(21,517)
TOPIX Index	67	12/2017	JPY	9,973,339	545,179

					1,665,985

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	620,337	USD	815,694	Citibank NA	12/15/2017	17,461
USD	110,582	AUD	139,358	HSBC Bank plc	12/15/2017	1,365
USD	113,056	GBP	83,077	Morgan Stanley	12/15/2017	1,478

Total unrealized appreciation						20,304

USD	42,075	AUD	53,689	Citibank NA	10/04/2017	(38)
AUD	164,525	USD	130,770	Barclays Bank plc	12/15/2017	(1,829)
AUD	330,407	USD	265,182	Citibank NA	12/15/2017	(6,237)
EUR	985,848	USD	1,189,637	Citibank NA	12/15/2017	(19,629)
JPY	78,992,639	USD	731,571	Citibank NA	12/15/2017	(27,015)

Total unrealized depreciation						(54,748)

Net unrealized depreciation						(34,444)

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$32,244,481	$44,781,735	$—	$77,026,216
Consumer Staples	20,693,566	22,336,173	—	43,029,739
Energy	25,185,853	43,647,919	—	68,833,772
Financials	59,557,932	83,532,784	—	143,090,716
Health Care	64,369,822	45,779,793	—	110,149,615
Industrials	26,839,272	45,148,342	—	71,987,614
Information Technology	83,076,323	31,827,738	—	114,904,061
Materials	12,769,583	34,813,268	—	47,582,851
Real Estate	10,794,756	8,932,688	—	19,727,444
Telecommunication Services	3,710,478	29,492,617	—	33,203,095
Utilities	5,347,143	9,265,796	—	14,612,939
Forward Currency Contracts	—	20,304	—	20,304
Futures	1,745,732	—	—	1,745,732
Rights
Real Estate	—	843	—	843
Short-Term Investments
Investment Companies	9,537,518	—	—	9,537,518
Repurchase Agreements	—	21,266,058	—	21,266,058

Total Assets	$355,872,459	$420,846,058	$—	$776,718,517

Liabilities:
Forward Currency Contracts	$—	$(54,748)	$—	$(54,748)
Futures	(79,747)	—	—	(79,747)

Total Liabilities	$(79,747)	$(54,748)	$—	$(134,495)

Total	$355,792,712	$420,791,310	$—	$776,584,022

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$275,643,995
Aggregate gross unrealized depreciation	(39,658,356)

Net unrealized appreciation	$235,985,639

Federal income tax cost of investment securities and derivative instruments, if applicable	$540,598,383

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (0.2%)
BorgWarner, Inc.	68,809	$3,525,085
Delphi Automotive plc	96,218	9,467,851
Goodyear Tire & Rubber Co. (The)	95,156	3,163,937

		16,156,873

Automobiles (0.5%)
Ford Motor Co.	1,427,205	17,083,644
General Motors Co.	475,094	19,184,295
Harley-Davidson, Inc.(x)	59,370	2,862,228

		39,130,167

Distributors (0.1%)
Genuine Parts Co.	52,744	5,044,964
LKQ Corp.*	112,008	4,031,168

		9,076,132

Diversified Consumer Services (0.0%)
H&R Block, Inc.	75,423	1,997,201

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	146,319	9,447,818
Chipotle Mexican Grill, Inc.(x)*	9,088	2,797,559
Darden Restaurants, Inc.	44,477	3,503,898
Hilton Worldwide Holdings, Inc.	74,048	5,142,634
Marriott International, Inc., Class A	113,667	12,532,923
McDonald’s Corp.	293,495	45,984,798
MGM Resorts International	187,599	6,113,851
Royal Caribbean Cruises Ltd.	63,532	7,531,083
Starbucks Corp.	523,070	28,094,090
Wyndham Worldwide Corp.	36,930	3,892,791
Wynn Resorts Ltd.	28,873	4,299,767
Yum Brands, Inc.	124,871	9,191,754

		138,532,966

Household Durables (0.4%)
DR Horton, Inc.	122,915	4,907,996
Garmin Ltd.(x)	40,262	2,172,940
Leggett & Platt, Inc.	48,749	2,326,790
Lennar Corp., Class A	74,251	3,920,453
Mohawk Industries, Inc.*	23,246	5,753,617
Newell Brands, Inc.	177,889	7,590,524
PulteGroup, Inc.	100,246	2,739,723
Whirlpool Corp.	26,168	4,826,426

		34,238,469

Internet & Direct Marketing Retail (2.4%)
Amazon.com, Inc.*	144,409	138,827,591
Expedia, Inc.	44,424	6,394,391
Netflix, Inc.*	156,419	28,366,586
Priceline Group, Inc. (The)*	17,791	32,572,119
TripAdvisor, Inc.(x)*	37,392	1,515,498

		207,676,185

Leisure Products (0.1%)
Hasbro, Inc.	41,173	4,021,367
Mattel, Inc.(x)	125,239	1,938,700

		5,960,067

Media (2.5%)
CBS Corp. (Non-Voting), Class B	130,150	7,548,700
Charter Communications, Inc., Class A*	72,829	26,467,515
Comcast Corp., Class A	1,704,596	65,592,854
Discovery Communications, Inc., Class A(x)*	55,449	1,180,509
Discovery Communications, Inc., Class C*	67,872	1,375,087
DISH Network Corp., Class A*	82,867	4,493,877
Interpublic Group of Cos., Inc. (The)	134,730	2,801,037
News Corp., Class A	135,650	1,798,719
News Corp., Class B	33,319	454,804
Omnicom Group, Inc.	82,606	6,118,626
Scripps Networks Interactive, Inc., Class A	35,981	3,090,408
Time Warner, Inc.	282,910	28,984,130
Twenty-First Century Fox, Inc., Class A	381,750	10,070,565
Twenty-First Century Fox, Inc., Class B	159,061	4,102,183
Viacom, Inc., Class B	126,644	3,525,769
Walt Disney Co. (The)	558,574	55,058,639

		222,663,422

Multiline Retail (0.4%)
Dollar General Corp.	94,357	7,647,635
Dollar Tree, Inc.*	86,246	7,487,878
Kohl’s Corp.(x)	58,022	2,648,704
Macy’s, Inc.	113,227	2,470,613
Nordstrom, Inc.(x)	41,805	1,971,106
Target Corp.	196,857	11,616,531

		33,842,467

Specialty Retail (1.9%)
Advance Auto Parts, Inc.	26,861	2,664,611
AutoZone, Inc.*	10,140	6,034,415
Best Buy Co., Inc.	96,615	5,503,190
CarMax, Inc.*	65,844	4,991,634
Foot Locker, Inc.	46,500	1,637,730
Gap, Inc. (The)	82,001	2,421,490
Home Depot, Inc. (The)	426,790	69,805,773
L Brands, Inc.	88,693	3,690,516
Lowe’s Cos., Inc.	305,760	24,442,455
O’Reilly Automotive, Inc.*	31,622	6,810,430
Ross Stores, Inc.	139,857	9,030,566
Signet Jewelers Ltd.(x)	21,899	1,457,378
Tiffany & Co.	36,176	3,320,233
TJX Cos., Inc. (The)	230,453	16,991,300
Tractor Supply Co.(x)	44,053	2,788,114
Ulta Beauty, Inc.*	21,763	4,919,744

		166,509,579

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	98,718	3,976,361
Hanesbrands, Inc.(x)	130,034	3,204,038
Michael Kors Holdings Ltd.*	54,182	2,592,609
NIKE, Inc., Class B	477,351	24,750,649
PVH Corp.	26,941	3,396,182
Ralph Lauren Corp.	20,652	1,823,365
Under Armour, Inc., Class A(x)*	69,916	1,152,216
Under Armour, Inc., Class C(x)*	72,922	1,095,288
VF Corp.	116,543	7,408,639

		49,399,347

Total Consumer Discretionary		925,182,875

Consumer Staples (7.5%)
Beverages (1.9%)
Brown-Forman Corp., Class B	70,919	3,850,902
Coca-Cola Co. (The)	1,389,998	62,563,809
Constellation Brands, Inc., Class A	62,119	12,389,635
Dr Pepper Snapple Group, Inc.	64,229	5,682,340
Molson Coors Brewing Co., Class B	67,504	5,511,027
Monster Beverage Corp.*	150,278	8,302,860
PepsiCo, Inc.	517,088	57,619,116

		155,919,689

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	159,098	26,138,210
CVS Health Corp.	367,253	29,865,014
Kroger Co. (The)	319,773	6,414,646

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	174,262	$9,401,435
Walgreens Boots Alliance, Inc.	333,470	25,750,553
Wal-Mart Stores, Inc.	529,953	41,410,528

		138,980,386

Food Products (1.1%)
Archer-Daniels-Midland Co.	201,533	8,567,168
Campbell Soup Co.	71,425	3,344,119
Conagra Brands, Inc.	154,401	5,209,490
General Mills, Inc.	208,836	10,809,351
Hershey Co. (The)	51,414	5,612,866
Hormel Foods Corp.	99,024	3,182,631
JM Smucker Co. (The)	39,799	4,176,109
Kellogg Co.	88,962	5,548,560
Kraft Heinz Co. (The)	217,879	16,896,516
McCormick & Co., Inc. (Non-Voting)(x)	43,561	4,471,101
Mondelez International, Inc., Class A	545,634	22,185,479
Tyson Foods, Inc., Class A	106,576	7,508,279

		97,511,669

Household Products (1.5%)
Church & Dwight Co., Inc.	89,090	4,316,411
Clorox Co. (The)	46,489	6,132,364
Colgate-Palmolive Co.	317,239	23,110,861
Kimberly-Clark Corp.	127,204	14,969,367
Procter & Gamble Co. (The)	922,356	83,915,948

		132,444,951

Personal Products (0.1%)
Coty, Inc., Class A	173,287	2,864,434
Estee Lauder Cos., Inc. (The), Class A	81,431	8,781,519

		11,645,953

Tobacco (1.2%)
Altria Group, Inc.	695,168	44,087,555
Philip Morris International, Inc.	563,873	62,595,541

		106,683,096

Total Consumer Staples		643,185,744

Energy (5.5%)
Energy Equipment & Services (0.8%)
Baker Hughes a GE Co.	158,498	5,804,197
Halliburton Co.	317,186	14,600,072
Helmerich & Payne, Inc.(x)	40,598	2,115,562
National Oilwell Varco, Inc.	141,565	5,058,117
Schlumberger Ltd.	503,232	35,105,463
TechnipFMC plc*	156,543	4,370,681

		67,054,092

Oil, Gas & Consumable Fuels (4.7%)
Anadarko Petroleum Corp.	201,509	9,843,715
Andeavor	52,273	5,391,960
Apache Corp.	139,520	6,390,016
Cabot Oil & Gas Corp.	162,281	4,341,017
Chesapeake Energy Corp.(x)*	351,246	1,510,358
Chevron Corp.	686,081	80,614,517
Cimarex Energy Co.	35,150	3,995,501
Concho Resources, Inc.*	54,138	7,131,057
ConocoPhillips	440,955	22,069,798
Devon Energy Corp.	194,900	7,154,779
EOG Resources, Inc.	210,465	20,360,384
EQT Corp.	62,894	4,103,205
Exxon Mobil Corp.	1,535,405	125,872,501
Hess Corp.	98,204	4,604,786
Kinder Morgan, Inc.	692,187	13,276,147
Marathon Oil Corp.	302,689	4,104,463
Marathon Petroleum Corp.	183,425	10,286,474
Newfield Exploration Co.*	71,829	2,131,166
Noble Energy, Inc.	176,195	4,996,890
Occidental Petroleum Corp.	279,348	17,936,935
ONEOK, Inc.	137,559	7,622,144
Phillips 66	155,602	14,254,699
Pioneer Natural Resources Co.	61,150	9,022,071
Range Resources Corp.(x)	82,115	1,606,991
Valero Energy Corp.	159,001	12,231,947
Williams Cos., Inc. (The)	300,715	9,024,457

		409,877,978

Total Energy		476,932,070

Financials (13.2%)
Banks (5.8%)
Bank of America Corp.	3,553,889	90,055,547
BB&T Corp.	291,306	13,673,904
Citigroup, Inc.	986,104	71,729,205
Citizens Financial Group, Inc.	179,772	6,807,966
Comerica, Inc.	62,703	4,781,731
Fifth Third Bancorp	266,729	7,463,077
Huntington Bancshares, Inc.	397,143	5,544,116
JPMorgan Chase & Co.	1,274,348	121,712,977
KeyCorp	393,691	7,409,265
M&T Bank Corp.	55,431	8,926,608
People’s United Financial, Inc.	124,650	2,261,151
PNC Financial Services Group, Inc. (The)‡	173,569	23,391,894
Regions Financial Corp.	423,152	6,444,605
SunTrust Banks, Inc.	172,108	10,286,895
US Bancorp	576,042	30,870,091
Wells Fargo & Co.	1,619,207	89,299,266
Zions Bancorp	76,575	3,612,809

		504,271,107

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	20,079	3,811,597
Ameriprise Financial, Inc.	54,280	8,061,123
Bank of New York Mellon Corp. (The)	374,727	19,868,026
BlackRock, Inc.‡	44,890	20,069,870
CBOE Holdings, Inc.	40,821	4,393,564
Charles Schwab Corp. (The)	431,994	18,895,418
CME Group, Inc.	124,138	16,843,044
E*TRADE Financial Corp.*	101,487	4,425,848
Franklin Resources, Inc.	119,177	5,304,568
Goldman Sachs Group, Inc. (The)	130,351	30,917,953
Intercontinental Exchange, Inc.	211,268	14,514,112
Invesco Ltd.	147,849	5,180,629
Moody’s Corp.	60,481	8,419,560
Morgan Stanley	512,218	24,673,540
Nasdaq, Inc.	41,653	3,231,023
Northern Trust Corp.	79,418	7,300,897
Raymond James Financial, Inc.	45,823	3,864,254
S&P Global, Inc.	93,222	14,571,531
State Street Corp.	135,360	12,932,294
T. Rowe Price Group, Inc.	86,279	7,821,191

		235,100,042

Consumer Finance (0.7%)
American Express Co.	265,759	24,040,559
Capital One Financial Corp.	176,746	14,963,316
Discover Financial Services	133,958	8,637,612
Navient Corp.	99,587	1,495,797
Synchrony Financial	270,966	8,413,494

		57,550,778

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	696,994	127,772,940
Leucadia National Corp.	116,490	2,941,373

		130,714,313

Insurance (2.5%)
Aflac, Inc.	143,148	11,650,816
Allstate Corp. (The)	129,603	11,911,812

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
American International Group, Inc.	327,054	$20,077,845
Aon plc	92,134	13,460,777
Arthur J Gallagher & Co.	64,112	3,946,094
Assurant, Inc.	18,438	1,761,198
Brighthouse Financial, Inc.*	35,617	2,165,514
Chubb Ltd.	169,357	24,141,839
Cincinnati Financial Corp.	54,912	4,204,612
Everest Re Group Ltd.	14,875	3,397,301
Hartford Financial Services Group, Inc. (The)	131,936	7,313,212
Lincoln National Corp.	79,847	5,867,158
Loews Corp.	101,884	4,876,168
Marsh & McLennan Cos., Inc.	185,895	15,579,860
MetLife, Inc.	384,960	19,998,672
Principal Financial Group, Inc.	96,365	6,200,124
Progressive Corp. (The)	211,713	10,251,143
Prudential Financial, Inc.	155,035	16,483,321
Torchmark Corp.	37,267	2,984,714
Travelers Cos., Inc. (The)	99,944	12,245,139
Unum Group	82,528	4,219,657
Willis Towers Watson plc	48,611	7,497,275
XL Group Ltd.	91,706	3,617,802

		213,852,053

Total Financials		1,141,488,293

Health Care (13.2%)
Biotechnology (2.9%)
AbbVie, Inc.	579,026	51,452,250
Alexion Pharmaceuticals, Inc.*	80,331	11,269,636
Amgen, Inc.	264,257	49,270,718
Biogen, Inc.*	76,583	23,979,669
Celgene Corp.*	283,186	41,294,183
Gilead Sciences, Inc.	474,179	38,417,983
Incyte Corp.*	61,842	7,219,435
Regeneron Pharmaceuticals, Inc.*	27,795	12,427,700
Vertex Pharmaceuticals, Inc.*	91,706	13,942,980

		249,274,554

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	630,393	33,637,771
Align Technology, Inc.*	26,036	4,849,726
Baxter International, Inc.	181,527	11,390,819
Becton Dickinson and Co.	82,712	16,207,416
Boston Scientific Corp.*	497,660	14,516,742
Cooper Cos., Inc. (The)	17,916	4,248,063
CR Bard, Inc.	26,811	8,592,926
Danaher Corp.	222,126	19,053,968
DENTSPLY SIRONA, Inc.	85,126	5,091,386
Edwards Lifesciences Corp.*	75,727	8,277,718
Hologic, Inc.*	101,957	3,740,802
IDEXX Laboratories, Inc.*	31,579	4,910,219
Intuitive Surgical, Inc.*	13,571	14,193,637
Medtronic plc	490,683	38,160,418
ResMed, Inc.	51,429	3,957,976
Stryker Corp.	116,557	16,553,425
Varian Medical Systems, Inc.*	32,672	3,269,160
Zimmer Biomet Holdings, Inc.	72,811	8,525,440

		219,177,612

Health Care Providers & Services (2.5%)
Aetna, Inc.	119,972	19,076,748
AmerisourceBergen Corp.	58,697	4,857,177
Anthem, Inc.	94,914	18,022,270
Cardinal Health, Inc.	114,041	7,631,624
Centene Corp.*	64,092	6,202,183
Cigna Corp.	91,153	17,040,142
DaVita, Inc.*	54,708	3,249,108
Envision Healthcare Corp.*	43,101	1,937,390
Express Scripts Holding Co.*	209,121	13,241,542
HCA Healthcare, Inc.*	104,247	8,297,019
Henry Schein, Inc.*	57,481	4,712,867
Humana, Inc.	52,335	12,750,376
Laboratory Corp. of America Holdings*	37,773	5,702,590
McKesson Corp.	76,171	11,700,627
Patterson Cos., Inc.(x)	30,496	1,178,670
Quest Diagnostics, Inc.	48,327	4,525,340
UnitedHealth Group, Inc.	350,309	68,608,017
Universal Health Services, Inc., Class B	32,619	3,618,752

		212,352,442

Health Care Technology (0.1%)
Cerner Corp.*	114,094	8,137,184

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	114,662	7,361,300
Illumina, Inc.*	52,195	10,397,244
Mettler-Toledo International, Inc.*	9,335	5,845,204
PerkinElmer, Inc.	39,265	2,708,107
Quintiles IMS Holdings, Inc.*	54,893	5,218,678
Thermo Fisher Scientific, Inc.	144,950	27,424,540
Waters Corp.*	28,935	5,194,411

		64,149,484

Pharmaceuticals (4.5%)
Allergan plc	120,864	24,771,077
Bristol-Myers Squibb Co.	594,174	37,872,651
Eli Lilly & Co.	350,261	29,961,326
Johnson & Johnson	972,215	126,397,671
Merck & Co., Inc.	990,524	63,423,252
Mylan NV*	194,248	6,093,560
Perrigo Co. plc	48,051	4,067,517
Pfizer, Inc.	2,160,673	77,136,026
Zoetis, Inc.	177,748	11,333,212

		381,056,292

Total Health Care		1,134,147,568

Industrials (9.3%)
Aerospace & Defense (2.2%)
Arconic, Inc.	140,524	3,496,237
Boeing Co. (The)	201,363	51,188,489
General Dynamics Corp.	100,882	20,739,322
L3 Technologies, Inc.	28,186	5,311,088
Lockheed Martin Corp.	90,709	28,146,096
Northrop Grumman Corp.	62,686	18,036,016
Raytheon Co.	104,600	19,516,268
Rockwell Collins, Inc.	58,678	7,669,801
Textron, Inc.	94,527	5,093,115
TransDigm Group, Inc.	17,508	4,475,920
United Technologies Corp.	268,916	31,215,769

		194,888,121

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.(x)	52,833	4,020,591
Expeditors International of Washington, Inc.	65,065	3,894,791
FedEx Corp.	89,379	20,162,115
United Parcel Service, Inc., Class B	250,530	30,086,148

		58,163,645

Airlines (0.5%)
Alaska Air Group, Inc.	45,202	3,447,557
American Airlines Group, Inc.	156,901	7,451,228
Delta Air Lines, Inc.	241,373	11,639,005
Southwest Airlines Co.	199,425	11,163,812
United Continental Holdings, Inc.*	93,694	5,704,091

		39,405,693

Building Products (0.3%)
Allegion plc	36,108	3,122,259

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
AO Smith Corp.	53,423	$3,174,929
Fortune Brands Home & Security, Inc.	55,767	3,749,215
Johnson Controls International plc	337,730	13,607,141
Masco Corp.	113,462	4,426,153

		28,079,697

Commercial Services & Supplies (0.3%)
Cintas Corp.	31,460	4,539,049
Republic Services, Inc.	80,925	5,345,906
Stericycle, Inc.*	31,331	2,243,926
Waste Management, Inc.	147,459	11,541,615

		23,670,496

Construction & Engineering (0.1%)
Fluor Corp.	52,294	2,201,577
Jacobs Engineering Group, Inc.	44,754	2,607,816
Quanta Services, Inc.*	56,297	2,103,819

		6,913,212

Electrical Equipment (0.5%)
Acuity Brands, Inc.(x)	14,688	2,515,761
AMETEK, Inc.	81,299	5,368,986
Eaton Corp. plc	159,743	12,266,665
Emerson Electric Co.	230,611	14,491,595
Rockwell Automation, Inc.	45,772	8,157,028

		42,800,035

Industrial Conglomerates (2.0%)
3M Co.	216,692	45,483,651
General Electric Co.	3,134,674	75,796,417
Honeywell International, Inc.	276,457	39,185,015
Roper Technologies, Inc.	37,065	9,021,621

		169,486,704

Machinery (1.5%)
Caterpillar, Inc.	214,031	26,691,806
Cummins, Inc.	57,078	9,590,816
Deere & Co.	115,884	14,553,872
Dover Corp.	57,602	5,264,247
Flowserve Corp.	46,584	1,984,013
Fortive Corp.	109,782	7,771,468
Illinois Tool Works, Inc.	112,071	16,582,025
Ingersoll-Rand plc	91,431	8,152,902
PACCAR, Inc.	128,009	9,260,171
Parker-Hannifin Corp.	48,779	8,537,301
Pentair plc	57,620	3,915,855
Snap-on, Inc.	19,837	2,955,911
Stanley Black & Decker, Inc.	54,429	8,217,146
Xylem, Inc.	66,271	4,150,553

		127,628,086

Professional Services (0.3%)
Equifax, Inc.	43,577	4,618,726
IHS Markit Ltd.*	131,551	5,798,768
Nielsen Holdings plc	124,486	5,159,945
Robert Half International, Inc.	42,594	2,144,182
Verisk Analytics, Inc.*	57,138	4,753,310

		22,474,931

Road & Rail (0.8%)
CSX Corp.	328,170	17,806,504
JB Hunt Transport Services, Inc.	30,180	3,352,394
Kansas City Southern	37,068	4,028,550
Norfolk Southern Corp.	104,934	13,876,472
Union Pacific Corp.	289,728	33,599,757

		72,663,677

Trading Companies & Distributors (0.1%)
Fastenal Co.(x)	105,653	4,815,664
United Rentals, Inc.*	30,661	4,253,907
WW Grainger, Inc.(x)	19,399	3,486,970

		12,556,541

Total Industrials		798,730,838

Information Technology (21.1%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	1,809,852	60,865,323
F5 Networks, Inc.*	21,998	2,652,079
Harris Corp.	43,958	5,788,389
Juniper Networks, Inc.	134,361	3,739,267
Motorola Solutions, Inc.	57,469	4,877,394

		77,922,452

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	110,012	9,311,416
Corning, Inc.	324,777	9,717,328
FLIR Systems, Inc.	49,648	1,931,804
TE Connectivity Ltd.	127,198	10,565,065

		31,525,613

Internet Software & Services (4.4%)
Akamai Technologies, Inc.*	63,451	3,091,333
Alphabet, Inc., Class A*	107,961	105,123,785
Alphabet, Inc., Class C*	109,309	104,839,355
eBay, Inc.*	359,278	13,817,832
Facebook, Inc., Class A*	858,504	146,692,578
VeriSign, Inc.(x)*	30,983	3,296,281

		376,861,164

IT Services (3.6%)
Accenture plc, Class A	223,765	30,223,939
Alliance Data Systems Corp.	17,492	3,875,353
Automatic Data Processing, Inc.	160,515	17,547,500
Cognizant Technology Solutions Corp., Class A	213,891	15,515,653
CSRA, Inc.	62,501	2,016,907
DXC Technology Co.	102,601	8,811,374
Fidelity National Information Services, Inc.	120,298	11,234,630
Fiserv, Inc.*	75,718	9,764,593
Gartner, Inc.*	32,537	4,047,928
Global Payments, Inc.	55,800	5,302,674
International Business Machines Corp.	314,052	45,562,664
Mastercard, Inc., Class A	338,341	47,773,749
Paychex, Inc.	113,353	6,796,646
PayPal Holdings, Inc.*	409,212	26,201,844
Total System Services, Inc.	62,792	4,112,876
Visa, Inc., Class A	662,675	69,739,917
Western Union Co. (The)	167,528	3,216,538

		311,744,785

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Micro Devices, Inc.*	297,596	3,794,349
Analog Devices, Inc.	133,951	11,542,558
Applied Materials, Inc.	384,622	20,034,960
Broadcom Ltd.	147,262	35,716,925
Intel Corp.	1,700,996	64,773,927
KLA-Tencor Corp.	57,886	6,135,916
Lam Research Corp.	59,569	11,022,648
Microchip Technology, Inc.(x)	84,350	7,572,943
Micron Technology, Inc.*	403,489	15,869,222
NVIDIA Corp.	217,250	38,837,783
Qorvo, Inc.*	46,882	3,313,620
QUALCOMM, Inc.	537,050	27,840,672
Skyworks Solutions, Inc.	66,278	6,753,728
Texas Instruments, Inc.	357,557	32,051,409
Xilinx, Inc.	90,838	6,434,056

		291,694,716

Software (4.6%)
Activision Blizzard, Inc.	273,332	17,632,647
Adobe Systems, Inc.*	177,786	26,522,115
ANSYS, Inc.*	30,897	3,791,989
Autodesk, Inc.*	79,383	8,911,536
CA, Inc.	115,541	3,856,759

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	101,478	$4,005,337
Citrix Systems, Inc.*	52,142	4,005,548
Electronic Arts, Inc.*	112,392	13,269,000
Intuit, Inc.	88,726	12,611,514
Microsoft Corp.	2,792,285	207,997,310
Oracle Corp.	1,094,165	52,902,878
Red Hat, Inc.*	63,020	6,986,397
salesforce.com, Inc.*	247,216	23,094,919
Symantec Corp.	224,258	7,357,905
Synopsys, Inc.*	54,557	4,393,475

		397,339,329

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	1,872,091	288,526,666
Hewlett Packard Enterprise Co.	598,464	8,803,405
HP, Inc.	603,565	12,047,157
NetApp, Inc.	94,190	4,121,754
Seagate Technology plc(x)	106,628	3,536,851
Western Digital Corp.	107,778	9,312,019
Xerox Corp.	78,182	2,602,679

		328,950,531

Total Information Technology		1,816,038,590

Materials (2.7%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	79,554	12,030,156
Albemarle Corp.(x)	38,956	5,310,092
CF Industries Holdings, Inc.	89,277	3,138,979
DowDuPont, Inc.	844,540	58,467,503
Eastman Chemical Co.	51,984	4,704,032
Ecolab, Inc.	94,606	12,167,278
FMC Corp.	48,863	4,363,955
International Flavors & Fragrances, Inc.	29,549	4,222,848
LyondellBasell Industries NV, Class A	117,360	11,624,508
Monsanto Co.	159,892	19,158,259
Mosaic Co. (The)	127,829	2,759,828
PPG Industries, Inc.	94,275	10,243,922
Praxair, Inc.	104,620	14,619,599
Sherwin-Williams Co. (The)	30,141	10,791,684

		173,602,643

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	22,601	4,661,004
Vulcan Materials Co.	48,527	5,803,829

		10,464,833

Containers & Packaging (0.3%)
Avery Dennison Corp.	32,324	3,178,742
Ball Corp.	126,528	5,225,606
International Paper Co.	150,965	8,577,832
Packaging Corp. of America	34,172	3,918,845
Sealed Air Corp.	66,644	2,847,032
WestRock Co.	91,777	5,206,509

		28,954,566

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.*	490,339	6,884,360
Newmont Mining Corp.	194,180	7,283,692
Nucor Corp.	116,209	6,512,352

		20,680,404

Total Materials		233,702,446

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	34,789	4,138,847
American Tower Corp. (REIT)	155,423	21,243,215
Apartment Investment & Management Co. (REIT), Class A	58,831	2,580,328
AvalonBay Communities, Inc. (REIT)	50,771	9,058,562
Boston Properties, Inc. (REIT)	56,765	6,975,283
Crown Castle International Corp. (REIT)	148,005	14,797,540
Digital Realty Trust, Inc. (REIT)	74,126	8,771,330
Duke Realty Corp. (REIT)	128,892	3,714,667
Equinix, Inc. (REIT)	28,098	12,540,137
Equity Residential (REIT)	132,297	8,722,341
Essex Property Trust, Inc. (REIT)	23,888	6,068,269
Extra Space Storage, Inc. (REIT)	44,762	3,577,379
Federal Realty Investment Trust (REIT)	25,745	3,197,786
GGP, Inc. (REIT)	226,876	4,712,215
HCP, Inc. (REIT)	172,995	4,814,451
Host Hotels & Resorts, Inc. (REIT)	275,490	5,093,810
Iron Mountain, Inc. (REIT)	95,757	3,724,947
Kimco Realty Corp. (REIT)	160,231	3,132,516
Macerich Co. (The) (REIT)	38,731	2,129,043
Mid-America Apartment Communities, Inc. (REIT)	41,703	4,457,217
Prologis, Inc. (REIT)	194,182	12,322,790
Public Storage (REIT)	54,421	11,645,550
Realty Income Corp. (REIT)	98,658	5,642,251
Regency Centers Corp. (REIT)	53,393	3,312,502
SBA Communications Corp. (REIT)*	43,904	6,324,371
Simon Property Group, Inc. (REIT)	112,584	18,127,150
SL Green Realty Corp. (REIT)	34,540	3,499,593
UDR, Inc. (REIT)	96,196	3,658,334
Ventas, Inc. (REIT)	129,100	8,408,283
Vornado Realty Trust (REIT)	62,164	4,779,168
Welltower, Inc. (REIT)	134,872	9,478,804
Weyerhaeuser Co. (REIT)	274,530	9,342,256

		229,990,935

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	108,376	4,105,283

Total Real Estate		234,096,218

Telecommunication Services (2.0%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	2,222,590	87,058,851
CenturyLink, Inc.(x)	200,058	3,781,096
Level 3 Communications, Inc.*	108,027	5,756,759
Verizon Communications, Inc.	1,479,705	73,230,600

Total Telecommunication Services		169,827,306

Utilities (2.8%)
Electric Utilities (1.7%)
Alliant Energy Corp.	82,607	3,433,973
American Electric Power Co., Inc.	178,954	12,569,729
Duke Energy Corp.	254,403	21,349,500
Edison International	119,076	9,189,095
Entergy Corp.	65,393	4,993,409
Eversource Energy	112,354	6,790,676
Exelon Corp.	347,705	13,098,047
FirstEnergy Corp.	162,730	5,016,966
NextEra Energy, Inc.	170,029	24,917,749
PG&E Corp.	185,790	12,650,441
Pinnacle West Capital Corp.	41,698	3,525,983
PPL Corp.	247,566	9,395,130
Southern Co. (The)	364,864	17,929,417
Xcel Energy, Inc.	185,557	8,780,557

		153,640,672

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	238,030	2,623,091

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
NRG Energy, Inc.	103,122	$2,638,892

		5,261,983

Multi-Utilities (0.9%)
Ameren Corp.	89,030	5,149,495
CenterPoint Energy, Inc.	160,523	4,688,877
CMS Energy Corp.	101,811	4,715,886
Consolidated Edison, Inc.	111,917	9,029,464
Dominion Energy, Inc.	232,789	17,908,457
DTE Energy Co.	64,771	6,953,815
NiSource, Inc.	119,183	3,049,893
Public Service Enterprise Group, Inc.	184,729	8,543,716
SCANA Corp.	53,826	2,610,023
Sempra Energy	91,776	10,474,395
WEC Energy Group, Inc.	115,199	7,232,193

		80,356,214

Water Utilities (0.1%)
American Water Works Co., Inc.	65,650	5,311,742

Total Utilities		244,570,611

Total Common Stocks (90.7%) (Cost $5,241,921,022)		7,817,902,559

SHORT-TERM INVESTMENTS:
Investment Company (4.1%)
JPMorgan Prime Money Market Fund, IM Shares	360,487,160	360,595,307

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $3,700,493, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $3,776,015.(xx)	$3,700,000	3,700,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $3,000,263, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $3,060,001.(xx)	3,000,000	3,000,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $3,800,380, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $3,876,013.(xx)	3,800,000	3,800,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,500,156, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $1,530,007.(xx)	1,500,000	1,500,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,000,104, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $1,020,009.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $2,900,290, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $2,958,015.(xx)	2,900,000	2,900,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,378,858, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,406,311.(xx)	1,378,736	1,378,736
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $2,700,562, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,756,100.(xx)	2,700,000	2,700,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $3,000,260, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $3,062,333.(xx)	3,000,000	3,000,000
Natixis, 1.25%, dated 9/26/17, due 10/3/17, repurchase price $5,000,694, collateralized by various U.S. Government Agency Securities, ranging from 1.636%- 4.000%, maturing 7/1/33-8/20/47, U.S. Government Treasury Securities, 1.750%, maturing 4/30/22; total market value $5,101,063.(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $4,000,393, collateralized by various U.S. Government Agency Securities, ranging from 1.500%- 6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%- 3.625%, maturing 10/15/18- 2/15/45; total market value $4,080,402.(xx)	$4,000,000	$4,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $5,700,504, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $5,814,004.(xx)	5,700,000	5,700,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $5,001,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $5,100,012.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $1,020,030.(xx)	1,000,000	1,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $4,000,824, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $4,080,000.(xx)	4,000,000	4,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $1,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $1,020,001.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		48,678,736

Total Short-Term Investments (4.7%) (Cost $409,274,043)		409,274,043

Total Investments (95.4%) (Cost $5,651,195,065)		8,227,176,602
Other Assets Less Liabilities (4.6%)		396,167,164

Net Assets (100%)		$8,623,343,766

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $48,458,739. This was secured by cash collateral of $48,678,736 which was subsequently invested in joint repurchase agreements with a total value of $48,678,736, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $848,597 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/5/17-8/15/46.

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	44,890	17,063,033	457,447	(393,167)	21,142	2,921,415	20,069,870	330,105	—
PNC Financial Services Group, Inc. (The)	173,569	20,971,513	—	(729,930)	169,678	2,980,633	23,391,894	326,647	—

Total		38,034,546	457,447	(1,123,097)	190,820	5,902,048	43,461,764	656,752	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	6,400	12/2017	USD	805,152,000	16,984,075

					16,984,075

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA 500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$925,182,875	$—	$—	$925,182,875
Consumer Staples	643,185,744	—	—	643,185,744
Energy	476,932,070	—	—	476,932,070
Financials	1,141,488,293	—	—	1,141,488,293
Health Care	1,134,147,568	—	—	1,134,147,568
Industrials	798,730,838	—	—	798,730,838
Information Technology	1,816,038,590	—	—	1,816,038,590
Materials	233,702,446	—	—	233,702,446
Real Estate	234,096,218	—	—	234,096,218
Telecommunication Services	169,827,306	—	—	169,827,306
Utilities	244,570,611	—	—	244,570,611
Futures	16,984,075	—	—	16,984,075
Short-Term Investments
Investment Companies	360,595,307	—	—	360,595,307
Repurchase Agreements	—	48,678,736	—	48,678,736

Total Assets	$8,195,481,941	$48,678,736	$—	$8,244,160,677

Total Liabilities	$—	$—	$—	$—

Total	$8,195,481,941	$48,678,736	$—	$8,244,160,677

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,746,665,267
Aggregate gross unrealized depreciation	(152,215,019)

Net unrealized appreciation	$2,594,450,248

Federal income tax cost of investment securities and derivative instruments, if applicable	$5,649,710,429

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (0.6%)
Cooper Tire & Rubber Co.(x)	20,067	$750,506
Dana, Inc.	55,634	1,555,527
Gentex Corp.	109,519	2,168,476

		4,474,509

Automobiles (0.3%)
Thor Industries, Inc.	18,823	2,370,004

Distributors (0.2%)
Pool Corp.	15,918	1,721,850

Diversified Consumer Services (0.7%)
Adtalem Global Education, Inc.	23,892	856,528
Graham Holdings Co., Class B	1,789	1,046,744
Service Corp. International	71,796	2,476,962
Sotheby’s*	14,394	663,707

		5,043,941

Hotels, Restaurants & Leisure (2.6%)
Brinker International, Inc.	18,522	590,111
Buffalo Wild Wings, Inc.*	5,966	630,606
Cheesecake Factory, Inc. (The)	16,581	698,392
Churchill Downs, Inc.	4,982	1,027,288
Cracker Barrel Old Country Store, Inc.(x)	9,257	1,403,546
Domino’s Pizza, Inc.	18,604	3,693,825
Dunkin’ Brands Group, Inc.	34,733	1,843,628
ILG, Inc.	40,866	1,092,348
International Speedway Corp., Class A	9,687	348,732
Jack in the Box, Inc.	11,321	1,153,836
Papa John’s International, Inc.(x)	10,444	763,143
Six Flags Entertainment Corp.	30,547	1,861,535
Texas Roadhouse, Inc.	25,235	1,240,048
Wendy’s Co. (The)	70,278	1,091,417

		17,438,455

Household Durables (1.7%)
CalAtlantic Group, Inc.	29,081	1,065,237
Helen of Troy Ltd.*	10,613	1,028,400
KB Home	32,652	787,566
NVR, Inc.*	1,341	3,828,555
Tempur Sealy International, Inc.(x)*	17,658	1,139,294
Toll Brothers, Inc.	58,551	2,428,110
TRI Pointe Group, Inc.*	58,249	804,419
Tupperware Brands Corp.	19,524	1,206,974

		12,288,555

Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	12,240	477,972

Leisure Products (0.6%)
Brunswick Corp.	34,020	1,904,099
Polaris Industries, Inc.(x)	22,346	2,338,062

		4,242,161

Media (1.4%)
AMC Networks, Inc., Class A*	20,038	1,171,622
Cable One, Inc.	1,805	1,303,427
Cinemark Holdings, Inc.	40,782	1,476,716
John Wiley & Sons, Inc., Class A	17,038	911,533
Live Nation Entertainment, Inc.*	51,849	2,258,023
Meredith Corp.(x)	15,193	843,212
New York Times Co. (The), Class A	48,384	948,326
TEGNA, Inc.	82,690	1,102,258

		10,015,117

Multiline Retail (0.2%)
Big Lots, Inc.(x)	16,871	903,779
Dillard’s, Inc., Class A(x)	8,086	453,382

		1,357,161

Specialty Retail (1.7%)
Aaron’s, Inc.	23,772	1,037,172
American Eagle Outfitters, Inc.	65,241	932,946
AutoNation, Inc.(x)*	24,937	1,183,510
Bed Bath & Beyond, Inc.	55,241	1,296,506
Dick’s Sporting Goods, Inc.	32,583	880,067
GameStop Corp., Class A	39,617	818,487
Michaels Cos., Inc. (The)*	42,492	912,303
Murphy USA, Inc.*	12,905	890,445
Office Depot, Inc.	198,291	900,241
Sally Beauty Holdings, Inc.*	50,565	990,063
Urban Outfitters, Inc.(x)*	31,282	747,640
Williams-Sonoma, Inc.(x)	30,687	1,530,055

		12,119,435

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	18,411	1,818,086
Deckers Outdoor Corp.*	12,319	842,743
Skechers U.S.A., Inc., Class A*	51,513	1,292,461

		3,953,290

Total Consumer Discretionary		75,502,450

Consumer Staples (3.5%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A(x)*	3,433	536,235

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	14,717	1,610,776
Sprouts Farmers Market, Inc.*	48,530	910,908
United Natural Foods, Inc.*	19,466	809,591

		3,331,275

Food Products (2.3%)
Dean Foods Co.	35,269	383,727
Flowers Foods, Inc.	70,865	1,332,971
Hain Celestial Group, Inc. (The)*	39,796	1,637,605
Ingredion, Inc.	27,577	3,326,889
Lamb Weston Holdings, Inc.	56,260	2,638,031
Lancaster Colony Corp.	7,499	900,780
Post Holdings, Inc.*	25,488	2,249,826
Sanderson Farms, Inc.	7,703	1,244,189
Snyder’s-Lance, Inc.	32,567	1,242,105
Tootsie Roll Industries, Inc.(x)	7,476	284,088
TreeHouse Foods, Inc.(x)*	22,180	1,502,251

		16,742,462

Household Products (0.2%)
Energizer Holdings, Inc.	23,757	1,094,010

Personal Products (0.4%)
Avon Products, Inc.*	173,558	404,390
Edgewell Personal Care Co.*	21,843	1,589,515
Nu Skin Enterprises, Inc., Class A	19,117	1,175,313

		3,169,218

Total Consumer Staples		24,873,200

Energy (3.7%)
Energy Equipment & Services (1.4%)
Core Laboratories NV	16,982	1,676,123
Diamond Offshore Drilling, Inc.(x)*	24,134	349,943
Dril-Quip, Inc.*	14,779	652,493
Ensco plc, Class A(x)	115,936	692,138
Nabors Industries Ltd.	111,625	900,814
Oceaneering International, Inc.	37,857	994,503

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson-UTI Energy, Inc.	82,116	$1,719,509
Rowan Cos. plc, Class A*	43,730	561,931
Superior Energy Services, Inc.*	57,895	618,319
Transocean Ltd.(x)*	150,453	1,618,874

		9,784,647

Oil, Gas & Consumable Fuels (2.3%)
Callon Petroleum Co.*	77,379	869,740
CONSOL Energy, Inc.*	79,689	1,349,932
Energen Corp.*	37,351	2,042,352
Gulfport Energy Corp.*	63,335	908,224
HollyFrontier Corp.	68,244	2,454,736
Matador Resources Co.(x)*	34,320	931,788
Murphy Oil Corp.	62,402	1,657,397
PBF Energy, Inc., Class A(x)	42,165	1,164,176
QEP Resources, Inc.*	91,918	787,737
SM Energy Co.	39,396	698,885
Southwestern Energy Co.*	197,897	1,209,151
World Fuel Services Corp.	26,041	883,050
WPX Energy, Inc.*	153,001	1,759,512

		16,716,680

Total Energy		26,501,327

Financials (15.6%)
Banks (7.8%)
Associated Banc-Corp.	57,801	1,401,674
BancorpSouth, Inc.	32,610	1,045,151
Bank of Hawaii Corp.	16,450	1,371,272
Bank of the Ozarks, Inc.	46,714	2,244,608
Cathay General Bancorp	29,398	1,181,800
Chemical Financial Corp.	27,352	1,429,416
Commerce Bancshares, Inc.	34,418	1,988,328
Cullen/Frost Bankers, Inc.	22,497	2,135,415
East West Bancorp, Inc.	55,593	3,323,351
First Horizon National Corp.	90,013	1,723,749
FNB Corp.	124,513	1,746,917
Fulton Financial Corp.	67,376	1,263,300
Hancock Holding Co.	32,506	1,574,916
Home BancShares, Inc.	60,802	1,533,426
International Bancshares Corp.	20,848	836,005
MB Financial, Inc.	32,267	1,452,660
PacWest Bancorp	46,502	2,348,816
Pinnacle Financial Partners, Inc.	28,391	1,900,777
Prosperity Bancshares, Inc.	26,713	1,755,845
Signature Bank*	21,159	2,709,198
Sterling Bancorp	86,214	2,125,175
SVB Financial Group*	20,305	3,798,863
Synovus Financial Corp.	46,605	2,146,626
TCF Financial Corp.	65,953	1,123,839
Texas Capital Bancshares, Inc.*	19,063	1,635,605
Trustmark Corp.	25,908	858,073
UMB Financial Corp.	16,880	1,257,391
Umpqua Holdings Corp.	84,845	1,655,326
United Bankshares, Inc.(x)	40,321	1,497,925
Valley National Bancorp	101,745	1,226,027
Webster Financial Corp.	35,464	1,863,633
Wintrust Financial Corp.	21,416	1,677,087

		55,832,194

Capital Markets (3.0%)
Eaton Vance Corp.	44,252	2,184,721
FactSet Research Systems, Inc.	15,065	2,713,357
Federated Investors, Inc., Class B(x)	35,717	1,060,795
Janus Henderson Group plc	69,401	2,417,931
Legg Mason, Inc.	33,504	1,317,042
MarketAxess Holdings, Inc.	14,465	2,668,937
MSCI, Inc.	34,663	4,052,104
SEI Investments Co.	50,509	3,084,080
Stifel Financial Corp.	26,336	1,407,923

		20,906,890

Consumer Finance (0.3%)
SLM Corp.*	165,940	1,903,332

Insurance (4.0%)
Alleghany Corp.*	5,940	3,290,818
American Financial Group, Inc.	26,426	2,733,770
Aspen Insurance Holdings Ltd.	23,080	932,432
Brown & Brown, Inc.	44,672	2,152,744
CNO Financial Group, Inc.	65,030	1,517,800
First American Financial Corp.	42,442	2,120,827
Genworth Financial, Inc., Class A*	192,990	743,012
Hanover Insurance Group, Inc. (The)	16,221	1,572,302
Kemper Corp.	18,760	994,280
Mercury General Corp.	14,339	812,878
Old Republic International Corp.	94,370	1,858,145
Primerica, Inc.	17,265	1,407,961
Reinsurance Group of America, Inc.	24,767	3,455,739
RenaissanceRe Holdings Ltd.	15,499	2,094,535
WR Berkley Corp.	36,876	2,461,104

		28,148,347

Thrifts & Mortgage Finance (0.5%)
New York Community Bancorp, Inc.	188,278	2,426,904
Washington Federal, Inc.	33,842	1,138,783

		3,565,687

Total Financials		110,356,450

Health Care (7.4%)
Biotechnology (0.6%)
Bioverativ, Inc.*	41,622	2,375,368
United Therapeutics Corp.*	16,721	1,959,534

		4,334,902

Health Care Equipment & Supplies (2.7%)
ABIOMED, Inc.*	16,126	2,718,844
Globus Medical, Inc., Class A*	27,702	823,303
Halyard Health, Inc.*	17,968	809,099
Hill-Rom Holdings, Inc.	25,357	1,876,418
LivaNova plc(x)*	16,692	1,169,442
Masimo Corp.*	18,392	1,592,012
NuVasive, Inc.*	19,495	1,081,193
STERIS plc	32,679	2,888,823
Teleflex, Inc.	17,391	4,208,099
West Pharmaceutical Services, Inc.	28,515	2,744,854

		19,912,087

Health Care Providers & Services (1.6%)
Acadia Healthcare Co., Inc.(x)*	31,438	1,501,479
HealthSouth Corp.	37,987	1,760,697
LifePoint Health, Inc.*	15,525	898,898
MEDNAX, Inc.*	36,222	1,561,893
Molina Healthcare, Inc.(x)*	16,928	1,163,969
Owens & Minor, Inc.	23,926	698,639
Tenet Healthcare Corp.(x)*	31,400	515,902
WellCare Health Plans, Inc.*	17,116	2,939,502

		11,040,979

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	69,690	991,689
Medidata Solutions, Inc.*	22,518	1,757,755

		2,749,444

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	7,741	1,720,205
Bio-Techne Corp.	14,375	1,737,794
Charles River Laboratories International, Inc.*	18,335	1,980,546
INC Research Holdings, Inc., Class A*	21,635	1,131,511

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
PAREXEL International Corp.*	19,748	$1,739,404

		8,309,460

Pharmaceuticals (0.9%)
Akorn, Inc.*	36,060	1,196,831
Catalent, Inc.*	50,550	2,017,956
Endo International plc*	77,900	667,214
Mallinckrodt plc*	37,403	1,397,750
Prestige Brands Holdings, Inc.*	20,382	1,020,934

		6,300,685

Total Health Care		52,647,557

Industrials (14.2%)
Aerospace & Defense (1.8%)
Curtiss-Wright Corp.	17,027	1,780,003
Esterline Technologies Corp.*	10,153	915,293
Huntington Ingalls Industries, Inc.	17,477	3,957,491
KLX, Inc.*	19,893	1,052,936
Orbital ATK, Inc.	22,205	2,956,818
Teledyne Technologies, Inc.*	13,576	2,161,028

		12,823,569

Airlines (0.3%)
JetBlue Airways Corp.*	126,592	2,345,750

Building Products (0.4%)
Lennox International, Inc.	14,612	2,615,110

Commercial Services & Supplies (1.7%)
Brink’s Co. (The)	19,430	1,636,978
Clean Harbors, Inc.*	20,035	1,135,985
Copart, Inc.*	77,127	2,650,854
Deluxe Corp.	18,648	1,360,558
Herman Miller, Inc.	23,021	826,454
HNI Corp.	17,102	709,220
MSA Safety, Inc.	13,081	1,040,070
Pitney Bowes, Inc.	71,729	1,004,923
Rollins, Inc.	36,926	1,703,766

		12,068,808

Construction & Engineering (1.1%)
AECOM*	60,480	2,226,268
Dycom Industries, Inc.(x)*	11,960	1,027,125
EMCOR Group, Inc.	22,807	1,582,350
Granite Construction, Inc.	15,269	884,839
KBR, Inc.(x)	53,838	962,623
Valmont Industries, Inc.	8,697	1,374,996

		8,058,201

Electrical Equipment (0.7%)
EnerSys	16,764	1,159,566
Hubbell, Inc.	21,054	2,442,685
Regal Beloit Corp.	17,006	1,343,474

		4,945,725

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	24,314	2,438,451

Machinery (4.6%)
AGCO Corp.	25,381	1,872,356
Crane Co.	19,472	1,557,565
Donaldson Co., Inc.	50,416	2,316,111
Graco, Inc.	21,552	2,665,767
IDEX Corp.	29,533	3,587,374
ITT, Inc.	33,690	1,491,456
Kennametal, Inc.	31,007	1,250,822
Lincoln Electric Holdings, Inc.	23,809	2,182,809
Nordson Corp.	19,540	2,315,490
Oshkosh Corp.	28,774	2,375,006
Terex Corp.	32,689	1,471,659
Timken Co. (The)	26,366	1,280,069
Toro Co. (The)	41,725	2,589,454
Trinity Industries, Inc.	57,925	1,847,808
Wabtec Corp.(x)	32,880	2,490,660
Woodward, Inc.	21,225	1,647,272

		32,941,678

Marine (0.2%)
Kirby Corp.*	20,782	1,370,573

Professional Services (0.7%)
Dun & Bradstreet Corp. (The)	14,195	1,652,440
ManpowerGroup, Inc.	25,644	3,021,376

		4,673,816

Road & Rail (1.7%)
Avis Budget Group, Inc.*	27,995	1,065,490
Genesee & Wyoming, Inc., Class A*	23,677	1,752,335
Knight-Swift Transportation Holdings, Inc.*	49,129	2,041,310
Landstar System, Inc.	16,147	1,609,049
Old Dominion Freight Line, Inc.	26,319	2,897,984
Ryder System, Inc.	20,364	1,721,776
Werner Enterprises, Inc.	17,271	631,255

		11,719,199

Trading Companies & Distributors (0.7%)
GATX Corp.(x)	14,718	906,040
MSC Industrial Direct Co., Inc., Class A	17,353	1,311,366
NOW, Inc.*	42,309	584,287
Watsco, Inc.	11,704	1,885,164

		4,686,857

Total Industrials		100,687,737

Information Technology (15.8%)
Communications Equipment (1.3%)
ARRIS International plc*	67,939	1,935,581
Brocade Communications Systems, Inc.	159,441	1,905,320
Ciena Corp.*	54,567	1,198,837
InterDigital, Inc.	13,345	984,194
NetScout Systems, Inc.(x)*	34,462	1,114,846
Plantronics, Inc.	13,100	579,282
ViaSat, Inc.(x)*	20,765	1,335,605

		9,053,665

Electronic Equipment, Instruments & Components (4.8%)
Arrow Electronics, Inc.*	33,955	2,730,322
Avnet, Inc.	47,366	1,861,484
Belden, Inc.	16,269	1,310,143
Cognex Corp.	33,343	3,677,066
Coherent, Inc.*	9,476	2,228,471
IPG Photonics Corp.*	14,560	2,694,474
Jabil, Inc.	68,989	1,969,636
Keysight Technologies, Inc.*	71,562	2,981,273
Knowles Corp.(x)*	35,327	539,443
Littelfuse, Inc.	8,737	1,711,404
National Instruments Corp.	41,380	1,744,995
SYNNEX Corp.	11,217	1,419,063
Tech Data Corp.*	13,357	1,186,769
Trimble, Inc.*	97,327	3,820,084
VeriFone Systems, Inc.*	42,842	868,836
Vishay Intertechnology, Inc.	51,528	968,726
Zebra Technologies Corp., Class A*	20,487	2,224,478

		33,936,667

Internet Software & Services (0.6%)
Cars.com, Inc.(x)*	28,055	746,544
j2 Global, Inc.	18,557	1,370,991
LogMeIn, Inc.	20,275	2,231,263

		4,348,798

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (3.1%)
Acxiom Corp.*	30,794	$758,764
Broadridge Financial Solutions, Inc.	44,830	3,623,160
Convergys Corp.	35,482	918,629
CoreLogic, Inc.*	32,582	1,505,940
DST Systems, Inc.	23,289	1,278,100
Jack Henry & Associates, Inc.	29,701	3,052,966
Leidos Holdings, Inc.	54,707	3,239,749
MAXIMUS, Inc.	24,952	1,609,404
Sabre Corp.	80,276	1,452,996
Science Applications International Corp.	16,825	1,124,751
Teradata Corp.(x)*	48,496	1,638,680
WEX, Inc.*	15,357	1,723,363

		21,926,502

Semiconductors & Semiconductor Equipment (2.4%)
Cirrus Logic, Inc.*	24,454	1,303,887
Cree, Inc.*	37,391	1,054,052
Cypress Semiconductor Corp.(x)	128,081	1,923,777
First Solar, Inc.(x)*	31,347	1,438,200
Integrated Device Technology, Inc.*	51,180	1,360,364
Microsemi Corp.*	44,423	2,286,896
Monolithic Power Systems, Inc.	14,786	1,575,448
Silicon Laboratories, Inc.*	16,538	1,321,386
Synaptics, Inc.(x)*	12,931	506,637
Teradyne, Inc.	76,037	2,835,420
Versum Materials, Inc.	41,824	1,623,608

		17,229,675

Software (3.2%)
ACI Worldwide, Inc.*	45,387	1,033,916
Blackbaud, Inc.	18,494	1,623,773
CDK Global, Inc.	50,695	3,198,348
CommVault Systems, Inc.*	16,401	997,181
Fair Isaac Corp.	11,788	1,656,214
Fortinet, Inc.*	58,178	2,085,100
Manhattan Associates, Inc.*	26,291	1,092,917
PTC, Inc.*	44,459	2,502,153
Take-Two Interactive Software, Inc.*	41,002	4,191,633
Tyler Technologies, Inc.*	13,353	2,327,695
Ultimate Software Group, Inc. (The)(x)*	10,906	2,067,778

		22,776,708

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp.(x)*	43,805	586,549
Diebold Nixdorf, Inc.(x)	28,910	660,594
NCR Corp.*	46,643	1,750,045

		2,997,188

Total Information Technology		112,269,203

Materials (6.6%)
Chemicals (2.8%)
Ashland Global Holdings, Inc.	24,224	1,584,007
Cabot Corp.	24,046	1,341,767
Chemours Co. (The)	71,357	3,611,377
Minerals Technologies, Inc.	13,478	952,221
NewMarket Corp.	3,560	1,515,670
Olin Corp.	63,831	2,186,212
PolyOne Corp.	31,472	1,259,824
RPM International, Inc.	51,401	2,638,927
Scotts Miracle-Gro Co. (The), Class A	15,737	1,531,840
Sensient Technologies Corp.	16,779	1,290,641
Valvoline, Inc.	77,875	1,826,169

		19,738,655

Construction Materials (0.3%)
Eagle Materials, Inc.	18,680	1,993,156

Containers & Packaging (1.2%)
AptarGroup, Inc.	24,247	2,092,758
Bemis Co., Inc.	34,950	1,592,672
Greif, Inc., Class A	9,751	570,824
Owens-Illinois, Inc.*	62,677	1,576,953
Silgan Holdings, Inc.	28,166	828,925
Sonoco Products Co.	38,238	1,929,107

		8,591,239

Metals & Mining (1.9%)
Allegheny Technologies, Inc.(x)*	41,908	1,001,601
Carpenter Technology Corp.	18,220	875,107
Commercial Metals Co.	44,393	844,799
Compass Minerals International, Inc.(x)	13,199	856,615
Reliance Steel & Aluminum Co.	28,073	2,138,320
Royal Gold, Inc.	25,145	2,163,476
Steel Dynamics, Inc.	92,325	3,182,443
United States Steel Corp.(x)	67,209	1,724,583
Worthington Industries, Inc.	17,245	793,270

		13,580,214

Paper & Forest Products (0.4%)
Domtar Corp.	24,067	1,044,267
Louisiana-Pacific Corp.*	55,701	1,508,383

		2,552,650

Total Materials		46,455,914

Real Estate (8.8%)
Equity Real Estate Investment Trusts (REITs) (8.5%)
Alexander & Baldwin, Inc. (REIT)	17,797	824,535
American Campus Communities, Inc. (REIT)	52,509	2,318,272
Camden Property Trust (REIT)	35,562	3,252,145
CoreCivic, Inc. (REIT)	45,469	1,217,205
CoreSite Realty Corp. (REIT)	13,157	1,472,268
Corporate Office Properties Trust (REIT)	38,266	1,256,273
Cousins Properties, Inc. (REIT)	161,464	1,508,074
CyrusOne, Inc. (REIT)	35,137	2,070,623
DCT Industrial Trust, Inc. (REIT)	35,825	2,074,984
Douglas Emmett, Inc. (REIT)	58,928	2,322,942
Education Realty Trust, Inc. (REIT)	28,162	1,011,861
EPR Properties (REIT)	24,640	1,718,394
First Industrial Realty Trust, Inc. (REIT)	46,127	1,387,961
GEO Group, Inc. (The) (REIT)	47,888	1,288,187
Healthcare Realty Trust, Inc. (REIT)	47,614	1,539,837
Highwoods Properties, Inc. (REIT)	39,735	2,069,796
Hospitality Properties Trust (REIT)	63,237	1,801,622
JBG SMITH Properties (REIT)*	35,941	1,229,542
Kilroy Realty Corp. (REIT)	37,811	2,689,118
Lamar Advertising Co. (REIT), Class A	32,423	2,221,948
LaSalle Hotel Properties (REIT)	43,564	1,264,227
Liberty Property Trust (REIT)	56,650	2,326,049
Life Storage, Inc. (REIT)	17,880	1,462,763
Mack-Cali Realty Corp. (REIT)	34,477	817,450
Medical Properties Trust, Inc. (REIT)	140,178	1,840,537
National Retail Properties, Inc. (REIT)	57,376	2,390,284
Omega Healthcare Investors, Inc. (REIT)(x)	76,290	2,434,414
Potlatch Corp. (REIT)	15,446	787,746

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Quality Care Properties, Inc. (REIT)*	35,418	$548,979
Rayonier, Inc. (REIT)	49,673	1,435,053
Sabra Health Care REIT, Inc. (REIT)	67,668	1,484,636
Senior Housing Properties Trust (REIT)	91,414	1,787,144
Tanger Factory Outlet Centers, Inc. (REIT)(x)	36,320	886,934
Taubman Centers, Inc. (REIT)	23,346	1,160,296
Uniti Group, Inc. (REIT)(x)	63,477	930,573
Urban Edge Properties (REIT)	40,740	982,649
Washington Prime Group, Inc. (REIT)	71,985	599,635
Weingarten Realty Investors (REIT)	46,037	1,461,214

		59,876,170

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	17,429	2,152,482

Total Real Estate		62,028,652

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.(x)	30,698	361,929

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	35,309	984,768

Total Telecommunication Services		1,346,697

Utilities (5.0%)
Electric Utilities (1.7%)
Great Plains Energy, Inc.	82,923	2,512,567
Hawaiian Electric Industries, Inc.	41,872	1,397,269
IDACORP, Inc.	19,386	1,704,611
OGE Energy Corp.	76,846	2,768,760
PNM Resources, Inc.	30,649	1,235,155
Westar Energy, Inc.	54,641	2,710,194

		12,328,556

Gas Utilities (2.1%)
Atmos Energy Corp.	40,824	3,422,684
National Fuel Gas Co.	32,874	1,860,997
New Jersey Resources Corp.	33,278	1,402,668
ONE Gas, Inc.	20,186	1,486,497
Southwest Gas Holdings, Inc.	18,301	1,420,524
UGI Corp.	66,611	3,121,391
WGL Holdings, Inc.	19,708	1,659,414

		14,374,175

Multi-Utilities (0.9%)
Black Hills Corp.	20,561	1,416,036
MDU Resources Group, Inc.	75,175	1,950,791
NorthWestern Corp.	18,630	1,060,792
Vectren Corp.	31,938	2,100,563

		6,528,182

Water Utilities (0.3%)
Aqua America, Inc.	68,378	2,269,466

Total Utilities		35,500,379

Total Common Stocks (91.5%) (Cost $514,083,471)		648,169,566

SHORT-TERM INVESTMENTS:
Investment Company (3.5%)
JPMorgan Prime Money Market Fund, IM Shares	24,810,002	24,817,444

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.1%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $2,900,387, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $2,959,579.(xx)	$2,900,000	2,900,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $3,600,315, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $3,672,001.(xx)	3,600,000	3,600,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,700,177, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $1,734,008.(xx)	1,700,000	1,700,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $4,500,450, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $4,590,016.(xx)	4,500,000	4,500,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,200,125, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $1,224,011.(xx)	1,200,000	1,200,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $3,400,340, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $3,468,018.(xx)	$3,400,000	$3,400,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $2,994,996, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $3,054,626.(xx)	2,994,732	2,994,732
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $2,100,182, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,143,633.(xx)	2,100,000	2,100,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $1,600,333, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,633,244.(xx)	1,600,000	1,600,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $5,000,442, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $5,100,001.(xx)	5,000,000	5,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $1,020,001.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $5,001,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $5,100,012.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $1,020,030.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		35,994,732

Total Short-Term Investments (8.6%) (Cost $60,812,176)		60,812,176

Total Investments (100.1%) (Cost $574,895,647)		708,981,742
Other Assets Less Liabilities (-0.1%)		(518,213)

Net Assets (100%)		$708,463,529

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $35,220,699. This was secured by cash collateral of $35,994,732 which was subsequently invested in joint repurchase agreements with a total value of $35,994,732, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $677 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 10/26/17-11/15/46.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	347	12/2017	USD	62,310,790	2,792,929

					2,792,929

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$75,502,450	$—	$—	$75,502,450
Consumer Staples	24,873,200	—	—	24,873,200
Energy	26,501,327	—	—	26,501,327
Financials	110,356,450	—	—	110,356,450
Health Care	52,647,557	—	—	52,647,557
Industrials	100,687,737	—	—	100,687,737
Information Technology	112,269,203	—	—	112,269,203
Materials	46,455,914	—	—	46,455,914
Real Estate	62,028,652	—	—	62,028,652
Telecommunication Services	1,346,697	—	—	1,346,697
Utilities	35,500,379	—	—	35,500,379
Futures	2,792,929	—	—	2,792,929
Short-Term Investments
Investment Companies	24,817,444	—	—	24,817,444
Repurchase Agreements	—	35,994,732	—	35,994,732

Total Assets	$675,779,939	$35,994,732	$—	$711,774,671

Total Liabilities	$—	$—	$—	$—

Total	$675,779,939	$35,994,732	$—	$711,774,671

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,741,530
Aggregate gross unrealized depreciation	(35,971,106)

Net unrealized appreciation	$136,770,424

Federal income tax cost of investment securities and derivative instruments, if applicable	$575,004,247

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	128,499	$2,259,012
Cooper Tire & Rubber Co.(x)	80,588	3,013,991
Cooper-Standard Holdings, Inc.*	26,577	3,082,135
Dana, Inc.	213,460	5,968,342
Dorman Products, Inc.*	41,424	2,966,787
Fox Factory Holding Corp.*	53,140	2,290,334
Gentherm, Inc.*	55,052	2,045,182
Horizon Global Corp.*	40,676	717,525
LCI Industries	36,677	4,249,030
Modine Manufacturing Co.*	76,376	1,470,238
Motorcar Parts of America, Inc.*	28,007	825,086
Shiloh Industries, Inc.*	23,237	241,665
Standard Motor Products, Inc.	32,465	1,566,436
Stoneridge, Inc.*	40,897	810,170
Superior Industries International, Inc.	36,649	610,206
Tenneco, Inc.	80,457	4,881,326
Tower International, Inc.	31,322	851,958

		37,849,423

Automobiles (0.1%)
Winnebago Industries, Inc.	47,608	2,130,458

Distributors (0.1%)
Core-Mark Holding Co., Inc.	68,825	2,212,036
VOXX International Corp.*	29,129	249,053
Weyco Group, Inc.	8,303	235,639

		2,696,728

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.	94,598	3,391,338
American Public Education, Inc.*	22,741	478,698
Ascent Capital Group, Inc., Class A*	17,936	233,885
Bridgepoint Education, Inc.*	27,520	264,192
Cambium Learning Group, Inc.*	16,233	107,625
Capella Education Co.	17,547	1,230,922
Career Education Corp.*	102,083	1,060,642
Carriage Services, Inc.	22,376	572,826
Chegg, Inc.(x)*	140,278	2,081,726
Collectors Universe, Inc.	12,221	292,937
Grand Canyon Education, Inc.*	69,881	6,346,593
Houghton Mifflin Harcourt Co.*	156,246	1,882,764
K12, Inc.*	52,484	936,315
Laureate Education, Inc., Class A*	54,193	788,508
Liberty Tax, Inc.	10,568	152,179
Regis Corp.*	55,693	794,739
Sotheby’s*	55,730	2,569,710
Strayer Education, Inc.	15,791	1,378,081
Weight Watchers International, Inc.(x)*	42,597	1,855,099

		26,418,779

Hotels, Restaurants & Leisure (2.6%)
Belmond Ltd., Class A*	136,354	1,861,232
Biglari Holdings, Inc.*	1,603	534,264
BJ’s Restaurants, Inc.*	31,931	972,299
Bloomin’ Brands, Inc.	134,257	2,362,923
Bob Evans Farms, Inc.	29,756	2,306,388
Bojangles’, Inc.*	25,842	348,867
Boyd Gaming Corp.	124,192	3,235,202
Brinker International, Inc.	74,880	2,385,677
Buffalo Wild Wings, Inc.*	22,354	2,362,818
Caesars Acquisition Co., Class A*	75,183	1,612,675
Caesars Entertainment Corp.(x)*	87,668	1,170,368
Carrols Restaurant Group, Inc.*	52,491	572,152
Century Casinos, Inc.*	35,677	292,908
Cheesecake Factory, Inc. (The)(x)	68,301	2,876,838
Churchill Downs, Inc.	19,774	4,077,399
Chuy’s Holdings, Inc.*	24,571	517,220
Cracker Barrel Old Country Store, Inc.(x)	28,326	4,294,788
Dave & Buster’s Entertainment, Inc.*	61,614	3,233,503
Del Frisco’s Restaurant Group, Inc.*	33,029	480,572
Del Taco Restaurants, Inc.*	49,690	762,245
Denny’s Corp.*	92,977	1,157,564
DineEquity, Inc.(x)	26,708	1,147,910
Drive Shack, Inc.	94,062	339,564
El Pollo Loco Holdings, Inc.*	29,452	357,842
Eldorado Resorts, Inc.(x)*	70,883	1,818,149
Empire Resorts, Inc.*	6,727	150,348
Fiesta Restaurant Group, Inc.(x)*	37,949	721,031
Fogo De Chao, Inc.*	13,678	169,607
Golden Entertainment, Inc.*	17,522	427,186
Habit Restaurants, Inc. (The), Class A(x)*	30,189	393,966
ILG, Inc.	161,570	4,318,766
Inspired Entertainment, Inc.(x)*	5,355	70,954
International Speedway Corp., Class A	35,503	1,278,108
J Alexander’s Holdings, Inc.*	18,500	214,600
Jack in the Box, Inc.	43,565	4,440,144
La Quinta Holdings, Inc.*	124,883	2,185,453
Lindblad Expeditions Holdings, Inc.*	29,907	320,005
Marcus Corp. (The)	28,473	788,702
Marriott Vacations Worldwide Corp.	32,030	3,988,696
Monarch Casino & Resort, Inc.*	16,813	664,618
Nathan’s Famous, Inc.*	4,192	309,998
Noodles & Co.(x)*	15,881	69,876
Papa John’s International, Inc.(x)	40,954	2,992,509
Penn National Gaming, Inc.(x)*	119,268	2,789,679
Pinnacle Entertainment, Inc.*	80,954	1,725,130
Planet Fitness, Inc., Class A	128,413	3,464,583
Potbelly Corp.*	34,555	428,482
RCI Hospitality Holdings, Inc.	13,509	334,348
Red Lion Hotels Corp.*	26,082	225,609
Red Robin Gourmet Burgers, Inc.*	19,910	1,333,970
Red Rock Resorts, Inc., Class A	104,122	2,411,466
Ruby Tuesday, Inc.*	83,469	178,624
Ruth’s Hospitality Group, Inc.	45,360	950,292
Scientific Games Corp., Class A*	79,552	3,647,459
SeaWorld Entertainment, Inc.(x)*	103,785	1,348,167
Shake Shack, Inc., Class A(x)*	33,375	1,109,051
Sonic Corp.(x)	62,534	1,591,490
Speedway Motorsports, Inc.	18,967	403,997
Texas Roadhouse, Inc.	98,882	4,859,060
Wingstop, Inc.(x)	44,812	1,489,999
Zoe’s Kitchen, Inc.(x)*	28,291	357,315

		93,234,655

Household Durables (1.3%)
AV Homes, Inc.(x)*	17,732	304,104
Bassett Furniture Industries, Inc.	14,567	549,176
Beazer Homes USA, Inc.*	46,109	864,083
Cavco Industries, Inc.*	12,969	1,913,576
Century Communities, Inc.*	28,781	710,891
CSS Industries, Inc.	13,414	386,591
Ethan Allen Interiors, Inc.	37,610	1,218,564
Flexsteel Industries, Inc.	11,475	581,783
GoPro, Inc., Class A(x)*	161,160	1,774,372
Green Brick Partners, Inc.*	34,986	346,361
Helen of Troy Ltd.*	41,339	4,005,750
Hooker Furniture Corp.	16,631	794,130

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Hovnanian Enterprises, Inc., Class A(x)*	199,158	$384,375
Installed Building Products, Inc.*	32,847	2,128,486
iRobot Corp.(x)*	39,398	3,036,010
KB Home	126,704	3,056,100
La-Z-Boy, Inc.	72,878	1,960,418
LGI Homes, Inc.(x)*	26,439	1,284,142
Libbey, Inc.	32,370	299,746
Lifetime Brands, Inc.	14,836	271,499
M/I Homes, Inc.*	37,138	992,699
MDC Holdings, Inc.	63,357	2,104,086
Meritage Homes Corp.*	58,054	2,577,598
NACCO Industries, Inc., Class A	6,344	544,315
New Home Co., Inc. (The)*	18,534	206,839
PICO Holdings, Inc.*	34,249	571,958
Taylor Morrison Home Corp., Class A*	103,061	2,272,495
TopBuild Corp.*	56,212	3,663,336
TRI Pointe Group, Inc.*	216,110	2,984,479
Universal Electronics, Inc.*	21,323	1,351,878
William Lyon Homes, Class A*	35,485	815,800
ZAGG, Inc.*	41,543	654,302

		44,609,942

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	42,641	420,014
Duluth Holdings, Inc., Class B(x)*	14,127	286,637
FTD Cos., Inc.*	25,343	330,473
Gaia, Inc., Class A*	12,949	155,388
Groupon, Inc.(x)*	512,458	2,664,782
HSN, Inc.	48,705	1,901,930
Lands’ End, Inc.*	19,026	251,143
Liberty TripAdvisor Holdings, Inc., Class A*	111,668	1,379,100
Nutrisystem, Inc.	45,140	2,523,326
Overstock.com, Inc.*	24,986	742,084
PetMed Express, Inc.	29,243	969,405
Shutterfly, Inc.*	48,770	2,364,370

		13,988,652

Leisure Products (0.3%)
Acushnet Holdings Corp.(x)	34,937	620,481
American Outdoor Brands Corp.(x)*	74,359	1,133,975
Callaway Golf Co.	142,517	2,056,520
Clarus Corp.*	29,107	218,303
Escalade, Inc.	17,176	233,594
Johnson Outdoors, Inc., Class A	6,969	510,688
Malibu Boats, Inc., Class A*	30,840	975,778
Marine Products Corp.	12,209	195,954
MCBC Holdings, Inc.*	28,077	572,209
Nautilus, Inc.*	45,398	767,226
Sturm Ruger & Co., Inc.(x)	26,182	1,353,609
Vista Outdoor, Inc.*	86,385	1,981,672

		10,620,009

Media (1.2%)
AMC Entertainment Holdings, Inc., Class A(x)	84,791	1,246,428
Beasley Broadcast Group, Inc., Class A	7,247	84,790
Central European Media Enterprises Ltd., Class A(x)*	123,375	499,669
Clear Channel Outdoor Holdings, Inc., Class A	54,435	253,123
Daily Journal Corp.(x)*	1,764	385,628
Emerald Expositions Events, Inc.(x)	24,483	568,985
Entercom Communications Corp., Class A(x)	43,585	499,048
Entravision Communications Corp., Class A	104,453	595,382
Eros International plc(x)*	32,769	468,597
EW Scripps Co. (The), Class A*	88,033	1,682,311
Gannett Co., Inc.	176,606	1,589,454
Global Eagle Entertainment, Inc.(x)*	72,097	246,572
Gray Television, Inc.*	97,096	1,524,407
Hemisphere Media Group, Inc.*	23,342	278,937
IMAX Corp.*	80,267	1,818,048
Liberty Media Corp.-Liberty Braves, Class C*	51,706	1,306,611
Liberty Media Corp-Liberty Braves, Class A*	16,037	406,859
Loral Space & Communications, Inc.*	19,115	946,193
MDC Partners, Inc., Class A*	85,960	945,560
Meredith Corp.(x)	58,927	3,270,448
MSG Networks, Inc., Class A*	90,827	1,925,532
National CineMedia, Inc.	99,724	696,074
New Media Investment Group, Inc.	80,219	1,186,439
New York Times Co. (The), Class A	188,754	3,699,577
Nexstar Media Group, Inc., Class A	69,131	4,306,860
Reading International, Inc., Class A*	26,026	409,129
Saga Communications, Inc., Class A	5,420	247,152
Salem Media Group, Inc.	14,054	92,756
Scholastic Corp.	43,198	1,606,966
Sinclair Broadcast Group, Inc., Class A(x)	109,294	3,502,872
Time, Inc.	150,376	2,030,076
Townsquare Media, Inc., Class A*	16,062	160,620
tronc, Inc.*	30,747	446,754
WideOpenWest, Inc.*	26,771	403,707
World Wrestling Entertainment, Inc., Class A(x)	57,977	1,365,358

		40,696,922

Multiline Retail (0.3%)
Big Lots, Inc.(x)	64,338	3,446,586
Dillard’s, Inc., Class A(x)	19,699	1,104,523
Fred’s, Inc., Class A(x)	56,238	362,173
JC Penney Co., Inc.(x)*	470,213	1,791,512
Ollie’s Bargain Outlet Holdings, Inc.*	72,247	3,352,260
Sears Holdings Corp.(x)*	15,785	115,231

		10,172,285

Specialty Retail (1.9%)
Aaron’s, Inc.	96,253	4,199,517
Abercrombie & Fitch Co., Class A	102,848	1,485,125
American Eagle Outfitters, Inc.	245,922	3,516,685
America’s Car-Mart, Inc.*	11,866	487,989
Asbury Automotive Group, Inc.*	28,558	1,744,894
Ascena Retail Group, Inc.*	260,501	638,227
At Home Group, Inc.(x)*	7,888	180,162
Barnes & Noble Education, Inc.*	58,311	379,605
Barnes & Noble, Inc.	92,338	701,769
Big 5 Sporting Goods Corp.(x)	32,020	244,953
Boot Barn Holdings, Inc.(x)*	21,513	191,466
Buckle, Inc. (The)(x)	43,423	731,678
Build-A-Bear Workshop, Inc.*	18,918	173,100
Caleres, Inc.	64,608	1,971,836
Camping World Holdings, Inc., Class A	33,258	1,354,931
Carvana Co.(x)*	22,859	335,570
Cato Corp. (The), Class A	37,659	498,229
Chico’s FAS, Inc.	195,213	1,747,156
Children’s Place, Inc. (The)	26,220	3,097,893
Citi Trends, Inc.	21,226	421,761

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Conn’s, Inc.(x)*	26,637	$749,832
Container Store Group, Inc. (The)*	21,378	90,001
DSW, Inc., Class A	100,834	2,165,914
Express, Inc.*	120,965	817,723
Finish Line, Inc. (The), Class A(x)	61,361	738,173
Five Below, Inc.*	81,836	4,491,159
Francesca’s Holdings Corp.*	55,607	409,268
Genesco, Inc.*	28,921	769,299
GNC Holdings, Inc., Class A(x)	103,377	913,853
Group 1 Automotive, Inc.(x)	27,818	2,015,692
Guess?, Inc.	91,919	1,565,381
Haverty Furniture Cos., Inc.	27,808	727,179
Hibbett Sports, Inc.*	33,683	479,983
J. Jill, Inc.(x)*	17,176	187,047
Kirkland’s, Inc.*	23,696	270,845
Lithia Motors, Inc., Class A	35,349	4,252,837
Lumber Liquidators Holdings, Inc.*	42,712	1,664,914
MarineMax, Inc.*	37,626	622,710
Monro, Inc.	48,508	2,718,873
Office Depot, Inc.	776,702	3,526,227
Party City Holdco, Inc.(x)*	43,161	584,832
Pier 1 Imports, Inc.	124,409	521,274
Rent-A-Center, Inc.(x)	65,348	750,195
Restoration Hardware Holdings, Inc.(x)*	29,579	2,079,995
Select Comfort Corp.*	62,589	1,943,388
Shoe Carnival, Inc.	16,728	374,373
Sonic Automotive, Inc., Class A	30,559	623,404
Sportsman’s Warehouse Holdings, Inc.(x)*	54,426	245,461
Tailored Brands, Inc.(x)	72,433	1,045,933
Tile Shop Holdings, Inc.	57,509	730,364
Tilly’s, Inc., Class A	21,102	253,013
Vitamin Shoppe, Inc.*	31,787	170,060
Winmark Corp.	3,902	514,089
Zumiez, Inc.*	27,579	499,180

		63,615,017

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	44,185	2,720,912
Crocs, Inc.*	111,904	1,085,469
Culp, Inc.	15,749	515,780
Deckers Outdoor Corp.*	48,054	3,287,374
Delta Apparel, Inc.*	10,006	215,229
Fossil Group, Inc.(x)*	63,157	589,255
G-III Apparel Group Ltd.(x)*	64,636	1,875,737
Iconix Brand Group, Inc.*	76,095	432,981
Movado Group, Inc.	24,146	676,088
Oxford Industries, Inc.	24,975	1,586,912
Perry Ellis International, Inc.*	18,634	440,880
Sequential Brands Group, Inc.(x)*	55,385	165,601
Steven Madden Ltd.*	89,798	3,888,253
Superior Uniform Group, Inc.	12,427	284,578
Unifi, Inc.*	22,922	816,711
Vera Bradley, Inc.*	29,229	257,507
Wolverine World Wide, Inc.	142,909	4,122,925

		22,962,192

Total Consumer Discretionary		368,995,062

Consumer Staples (2.3%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A(x)*	12,610	1,969,682
Castle Brands, Inc.(x)*	129,033	172,904
Coca-Cola Bottling Co. Consolidated	7,243	1,562,677
Craft Brew Alliance, Inc.*	20,172	354,019
MGP Ingredients, Inc.(x)	19,578	1,187,014
National Beverage Corp.	17,655	2,190,103
Primo Water Corp.*	38,294	453,784

		7,890,183

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	41,461	1,420,039
Chefs’ Warehouse, Inc. (The)*	28,399	548,101
Ingles Markets, Inc., Class A	20,698	531,939
Natural Grocers by Vitamin Cottage, Inc.(x)*	12,348	68,902
Performance Food Group Co.*	124,721	3,523,368
PriceSmart, Inc.	33,371	2,978,362
Smart & Final Stores, Inc.*	33,284	261,279
SpartanNash Co.	56,017	1,477,168
SUPERVALU, Inc.*	57,430	1,249,103
United Natural Foods, Inc.*	76,880	3,197,439
Village Super Market, Inc., Class A	11,388	281,739
Weis Markets, Inc.	14,486	630,141

		16,167,580

Food Products (1.1%)
Alico, Inc.	4,941	168,735
Amplify Snack Brands, Inc.(x)*	50,308	356,684
B&G Foods, Inc.(x)	99,662	3,174,235
Calavo Growers, Inc.(x)	24,272	1,776,710
Cal-Maine Foods, Inc.(x)*	46,506	1,911,397
Darling Ingredients, Inc.*	241,886	4,237,843
Dean Foods Co.	137,464	1,495,608
Farmer Brothers Co.*	13,809	453,626
Fresh Del Monte Produce, Inc.	45,297	2,059,202
Freshpet, Inc.*	36,926	577,892
Hostess Brands, Inc.*	121,231	1,656,015
J&J Snack Foods Corp.	22,613	2,969,087
John B Sanfilippo & Son, Inc.	12,922	869,780
Lancaster Colony Corp.	28,259	3,394,471
Landec Corp.*	42,430	549,469
Lifeway Foods, Inc.*	6,854	61,001
Limoneira Co.	17,789	412,171
Omega Protein Corp.	35,382	589,110
Sanderson Farms, Inc.	29,997	4,845,115
Seneca Foods Corp., Class A*	10,342	356,799
Snyder’s-Lance, Inc.	130,342	4,971,243
Tootsie Roll Industries, Inc.(x)	24,869	945,022

		37,831,215

Household Products (0.2%)
Central Garden & Pet Co.*	17,042	661,911
Central Garden & Pet Co., Class A*	53,072	1,973,748
HRG Group, Inc.*	180,199	2,812,906
Oil-Dri Corp. of America	7,361	360,174
Orchids Paper Products Co.(x)	12,992	182,927
WD-40 Co.	19,191	2,147,473

		8,139,139

Personal Products (0.1%)
elf Beauty, Inc.(x)*	30,934	697,562
Inter Parfums, Inc.	26,768	1,104,180
Medifast, Inc.	15,881	942,855
Natural Health Trends Corp.(x)	11,606	277,383
Nature’s Sunshine Products, Inc.	17,046	173,017
Revlon, Inc., Class A(x)*	17,844	438,070
USANA Health Sciences, Inc.*	17,679	1,020,078

		4,653,145

Tobacco (0.2%)
Turning Point Brands, Inc.*	8,518	144,806
Universal Corp.	37,104	2,126,059

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Vector Group Ltd.(x)	149,623	$3,062,781

		5,333,646

Total Consumer Staples		80,014,908

Energy (3.3%)
Energy Equipment & Services (1.4%)
Archrock, Inc.	104,626	1,313,056
Atwood Oceanics, Inc.(x)*	119,440	1,121,542
Basic Energy Services, Inc.*	25,772	497,400
Bristow Group, Inc.(x)	52,118	487,303
C&J Energy Services, Inc.*	70,016	2,098,380
CARBO Ceramics, Inc.(x)*	33,660	290,486
Diamond Offshore Drilling, Inc.(x)*	97,234	1,409,893
Dril-Quip, Inc.*	57,197	2,525,248
Ensco plc, Class A(x)	461,970	2,757,962
Era Group, Inc.*	28,134	314,819
Exterran Corp.*	49,357	1,560,175
Fairmount Santrol Holdings, Inc.(x)*	234,532	1,121,063
Forum Energy Technologies, Inc.*	104,192	1,656,653
Frank’s International NV(x)	73,275	565,683
Geospace Technologies Corp.*	20,971	373,703
Gulf Island Fabrication, Inc.	19,142	243,103
Helix Energy Solutions Group, Inc.*	218,398	1,613,961
Independence Contract Drilling, Inc.*	58,218	221,228
Keane Group, Inc.(x)*	52,680	878,702
Key Energy Services, Inc.(x)*	14,871	195,851
Mammoth Energy Services, Inc.(x)*	11,209	188,984
Matrix Service Co.*	40,946	622,379
McDermott International, Inc.*	429,357	3,121,426
Natural Gas Services Group, Inc.*	19,546	555,106
NCS Multistage Holdings, Inc.(x)*	16,518	397,753
Newpark Resources, Inc.*	114,744	1,147,440
Noble Corp. plc(x)*	366,507	1,685,932
Oil States International, Inc.*	77,357	1,961,000
Parker Drilling Co.*	199,411	219,352
PHI, Inc. (Non-Voting)*	16,348	192,252
Pioneer Energy Services Corp.*	109,745	279,850
ProPetro Holding Corp.(x)*	46,066	661,047
Ranger Energy Services, Inc.*	6,854	100,754
RigNet, Inc.*	22,152	381,014
Rowan Cos. plc, Class A*	176,766	2,271,443
SEACOR Holdings, Inc.*	23,627	1,089,441
SEACOR Marine Holdings, Inc.*	27,013	422,483
Select Energy Services, Inc., Class A*	12,135	193,189
Smart Sand, Inc.(x)*	32,212	218,397
Solaris Oilfield Infrastructure, Inc., Class A*	14,745	257,005
Superior Energy Services, Inc.*	228,954	2,445,229
Tesco Corp.*	63,720	347,274
TETRA Technologies, Inc.*	183,428	524,604
Unit Corp.*	77,998	1,605,199
US Silica Holdings, Inc.	123,800	3,846,467
Willbros Group, Inc.*	57,422	184,899

		46,166,130

Oil, Gas & Consumable Fuels (1.9%)
Abraxas Petroleum Corp.*	219,488	412,637
Adams Resources & Energy, Inc.	2,939	121,969
Approach Resources, Inc.(x)*	62,387	156,591
Arch Coal, Inc., Class A(x)	30,297	2,173,507
Ardmore Shipping Corp.*	41,477	342,185
Bill Barrett Corp.*	114,847	492,694
Bonanza Creek Energy, Inc.*	30,543	1,007,614
California Resources Corp.(x)*	65,169	681,668
Callon Petroleum Co.*	306,438	3,444,363
Carrizo Oil & Gas, Inc.(x)*	109,073	1,868,420
Clean Energy Fuels Corp.*	195,876	485,772
Cloud Peak Energy, Inc.*	110,637	404,931
Contango Oil & Gas Co.*	34,226	172,157
CVR Energy, Inc.(x)	25,249	653,949
Delek US Energy, Inc.	118,230	3,160,288
Denbury Resources, Inc.(x)*	600,142	804,190
DHT Holdings, Inc.	119,019	473,696
Dorian LPG Ltd.*	25,847	176,277
Earthstone Energy, Inc.*	23,292	255,979
Eclipse Resources Corp.*	129,785	324,463
Energy XXI Gulf Coast, Inc.*	45,229	467,668
EP Energy Corp., Class A(x)*	55,530	181,028
Evolution Petroleum Corp.	41,987	302,306
Frontline Ltd.(x)	114,130	689,345
GasLog Ltd.(x)	62,248	1,086,228
Gastar Exploration, Inc.(x)*	268,583	236,246
Gener8 Maritime, Inc.*	70,883	319,682
Golar LNG Ltd.(x)	145,590	3,291,790
Green Plains, Inc.	57,572	1,160,076
Halcon Resources Corp.*	181,754	1,235,927
Hallador Energy Co.	22,047	126,109
International Seaways, Inc.*	44,074	868,258
Isramco, Inc.*	1,124	130,384
Jagged Peak Energy, Inc.(x)*	79,344	1,083,839
Jones Energy, Inc., Class A(x)*	64,510	123,859
Lilis Energy, Inc.(x)*	63,792	285,150
Matador Resources Co.(x)*	132,867	3,607,338
Midstates Petroleum Co., Inc.*	18,074	280,870
Navios Maritime Acquisition Corp.	112,220	136,908
Nordic American Tankers Ltd.(x)	150,439	803,344
Oasis Petroleum, Inc.*	360,718	3,289,748
Overseas Shipholding Group, Inc., Class A*	76,458	201,085
Pacific Ethanol, Inc.*	61,464	341,125
Panhandle Oil and Gas, Inc., Class A	22,515	535,857
Par Pacific Holdings, Inc.*	48,186	1,002,269
PDC Energy, Inc.*	100,287	4,917,071
Peabody Energy Corp.*	94,053	2,728,478
Penn Virginia Corp.(x)*	21,786	871,004
Renewable Energy Group, Inc.(x)*	58,261	707,871
Resolute Energy Corp.(x)*	33,082	982,205
REX American Resources Corp.*	8,854	830,771
Ring Energy, Inc.*	76,887	1,114,093
Rosehill Resources, Inc.(x)*	6,755	55,594
Sanchez Energy Corp.(x)*	83,781	403,824
SandRidge Energy, Inc.*	53,479	1,074,393
Scorpio Tankers, Inc.	287,396	985,768
SemGroup Corp., Class A	100,840	2,899,150
Ship Finance International Ltd.(x)	93,827	1,360,492
SilverBow Resources, Inc.(x)*	10,981	269,584
SRC Energy, Inc.(x)*	305,237	2,951,642
Stone Energy Corp.*	29,186	848,145
Teekay Corp.	85,165	760,523
Teekay Tankers Ltd., Class A	205,059	332,196
Tellurian, Inc.(x)*	84,067	897,836
Ultra Petroleum Corp.*	295,558	2,562,488
Uranium Energy Corp.(x)*	199,768	275,680
W&T Offshore, Inc.*	141,818	432,545
Westmoreland Coal Co.*	25,008	63,770
WildHorse Resource Development Corp.(x)*	29,739	396,123

		68,121,035

Total Energy		114,287,165

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (16.3%)
Banks (9.4%)
1st Source Corp.	24,423	$1,240,688
Access National Corp.(x)	22,711	650,897
ACNB Corp.	9,930	275,061
Allegiance Bancshares, Inc.*	17,437	641,682
American National Bankshares, Inc.	11,753	484,224
Ameris Bancorp	54,588	2,620,224
Ames National Corp.	13,765	410,885
Arrow Financial Corp.	17,997	618,203
Atlantic Capital Bancshares, Inc.*	31,582	573,213
Banc of California, Inc.(x)	66,625	1,382,469
BancFirst Corp.	25,432	1,443,266
Banco Latinoamericano de Comercio Exterior SA, Class E	45,322	1,334,280
Bancorp, Inc. (The)*	73,277	606,001
BancorpSouth, Inc.	130,160	4,171,628
Bank of Commerce Holdings	22,304	256,496
Bank of Marin Bancorp(x)	8,927	611,500
Bank of NT Butterfield & Son Ltd. (The)	81,539	2,987,589
Bankwell Financial Group, Inc.	8,201	302,945
Banner Corp.	49,971	3,062,223
Bar Harbor Bankshares	22,927	718,991
BCB Bancorp, Inc.	14,181	197,825
Berkshire Hills Bancorp, Inc.	57,540	2,229,675
Blue Hills Bancorp, Inc.	35,708	685,594
Boston Private Financial Holdings, Inc.	126,976	2,101,453
Bridge Bancorp, Inc.	28,545	969,103
Brookline Bancorp, Inc.	114,572	1,775,866
Bryn Mawr Bank Corp.(x)	25,938	1,136,084
BSB Bancorp, Inc.*	12,191	365,120
Byline Bancorp, Inc.*	4,739	100,751
C&F Financial Corp.	5,489	301,895
Cadence BanCorp*	13,265	304,034
California First National Bancorp	3,234	58,535
Camden National Corp.	23,569	1,028,551
Capital Bank Financial Corp., Class A(x)	44,119	1,811,085
Capital City Bank Group, Inc.	15,993	383,992
Capstar Financial Holdings, Inc.(x)*	12,470	244,163
Carolina Financial Corp.(x)	22,052	791,226
Cathay General Bancorp	114,189	4,590,398
CenterState Bank Corp.	81,946	2,196,153
Central Pacific Financial Corp.	41,640	1,339,975
Central Valley Community Bancorp	14,696	327,721
Century Bancorp, Inc., Class A	4,377	350,598
Chemical Financial Corp.	107,467	5,616,224
Chemung Financial Corp.	5,472	257,731
Citizens & Northern Corp.	18,970	465,903
City Holding Co.	22,683	1,631,135
Civista Bancshares, Inc.(x)	14,519	324,354
CNB Financial Corp.	23,725	648,167
CoBiz Financial, Inc.	57,521	1,129,712
Codorus Valley Bancorp, Inc.	13,149	403,806
Columbia Banking System, Inc.	87,601	3,688,878
Commerce Union Bancshares, Inc.	9,705	224,962
Community Bank System, Inc.	74,516	4,117,009
Community Bankers Trust Corp.*	31,440	289,248
Community Financial Corp. (The)(x)	5,743	203,130
Community Trust Bancorp, Inc.	23,661	1,100,237
ConnectOne Bancorp, Inc.	46,580	1,145,868
County Bancorp, Inc.	5,871	176,424
CU Bancorp*	24,553	952,043
Customers Bancorp, Inc.*	43,720	1,426,146
CVB Financial Corp.	156,755	3,788,768
DNB Financial Corp.	4,279	150,621
Eagle Bancorp, Inc.*	47,879	3,210,287
Enterprise Bancorp, Inc.	13,972	507,323
Enterprise Financial Services Corp.	34,763	1,472,213
Equity Bancshares, Inc., Class A*	16,066	571,628
Evans Bancorp, Inc.(x)	6,668	288,058
Farmers & Merchants Bancorp, Inc.(x)	12,360	450,522
Farmers Capital Bank Corp.	10,756	452,290
Farmers National Banc Corp.	37,648	566,602
FB Financial Corp.(x)*	16,606	626,378
FCB Financial Holdings, Inc., Class A*	53,599	2,588,832
Fidelity Southern Corp.	33,045	781,184
Financial Institutions, Inc.	20,601	593,309
First Bancorp (Nasdaq Stock Exchange)	36,963	1,271,897
First Bancorp (Quotrix Stock Exchange)*	268,723	1,375,862
First Bancorp, Inc.	16,217	491,537
First Bancshares, Inc. (The)	12,457	375,579
First Busey Corp.	57,457	1,801,852
First Business Financial Services, Inc.	12,018	273,410
First Citizens BancShares, Inc., Class A	10,739	4,015,205
First Commonwealth Financial Corp.	146,732	2,073,323
First Community Bancshares, Inc.	24,816	722,394
First Connecticut Bancorp, Inc.	21,185	566,699
First Financial Bancorp	92,940	2,430,381
First Financial Bankshares, Inc.(x)	95,868	4,333,234
First Financial Corp.	16,262	774,071
First Financial Northwest, Inc.	11,737	199,412
First Foundation, Inc.*	45,104	806,911
First Guaranty Bancshares, Inc.(x)	5,359	144,371
First Internet Bancorp	9,499	306,818
First Interstate BancSystem, Inc., Class A	38,995	1,491,559
First Merchants Corp.	62,577	2,686,431
First Mid-Illinois Bancshares, Inc.	15,037	577,421
First Midwest Bancorp, Inc.	154,811	3,625,674
First Northwest Bancorp*	15,710	268,641
First of Long Island Corp. (The)	35,328	1,075,738
Flushing Financial Corp.	41,642	1,237,600
FNB Bancorp	7,471	253,416
Franklin Financial Network, Inc.*	18,305	652,573
Fulton Financial Corp.	249,392	4,676,100
German American Bancorp, Inc.	33,210	1,262,976
Glacier Bancorp, Inc.	116,551	4,400,966
Great Southern Bancorp, Inc.	16,728	930,913
Great Western Bancorp, Inc.	90,244	3,725,272
Green Bancorp, Inc.*	32,540	769,571
Guaranty Bancorp	35,529	987,706
Guaranty Bancshares, Inc.	3,019	96,578
Hancock Holding Co.	123,675	5,992,053
Hanmi Financial Corp.	47,715	1,476,779
HarborOne Bancorp, Inc.*	18,879	355,114
Heartland Financial USA, Inc.	37,208	1,838,075
Heritage Commerce Corp.	54,314	772,888
Heritage Financial Corp.	44,378	1,309,151
Hilltop Holdings, Inc.	105,610	2,745,860
Home BancShares, Inc.	240,021	6,053,317
HomeTrust Bancshares, Inc.*	25,534	654,947
Hope Bancorp, Inc.	196,677	3,483,150
Horizon Bancorp	31,501	918,884

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Howard Bancorp, Inc.*	12,706	$265,555
IBERIABANK Corp.	76,311	6,268,948
Independent Bank Corp. (Berlin Stock Exchange)	31,991	724,596
Independent Bank Corp. (Nasdaq Stock Exchange)	40,402	3,016,009
Independent Bank Group, Inc.	26,785	1,615,136
International Bancshares Corp.	82,683	3,315,588
Investar Holding Corp.(x)	12,013	289,513
Investors Bancorp, Inc.	379,787	5,180,294
Lakeland Bancorp, Inc.	66,467	1,355,927
Lakeland Financial Corp.	36,577	1,782,031
LCNB Corp.	13,716	287,350
LegacyTexas Financial Group, Inc.	71,679	2,861,426
Live Oak Bancshares, Inc.(x)	34,842	817,045
Macatawa Bank Corp.	40,719	417,777
MainSource Financial Group, Inc.	37,423	1,341,989
MB Financial, Inc.	122,846	5,530,526
MBT Financial Corp.	23,847	261,125
Mercantile Bank Corp.	25,081	875,327
Middlefield Banc Corp.	3,863	178,084
Midland States Bancorp, Inc.	23,137	732,980
MidSouth Bancorp, Inc.	12,793	154,156
MidWestOne Financial Group, Inc.	16,307	550,524
MutualFirst Financial, Inc.	9,277	356,701
National Bank Holdings Corp., Class A	37,110	1,324,456
National Bankshares, Inc.	10,390	467,031
National Commerce Corp.(x)*	15,977	683,816
NBT Bancorp, Inc.	64,859	2,381,622
Nicolet Bankshares, Inc.*	13,591	781,890
Northrim BanCorp, Inc.	10,833	378,613
Norwood Financial Corp.(x)	8,162	249,104
OFG Bancorp	66,557	608,997
Ohio Valley Banc Corp.(x)	5,764	209,810
Old Line Bancshares, Inc.	13,198	369,544
Old National Bancorp	203,986	3,732,944
Old Point Financial Corp.(x)	5,055	163,782
Old Second Bancorp, Inc.	44,375	596,844
Opus Bank*	31,255	750,120
Orrstown Financial Services, Inc.	11,422	284,408
Pacific Continental Corp.	33,248	896,034
Pacific Mercantile Bancorp*	20,344	186,148
Pacific Premier Bancorp, Inc.*	59,559	2,248,352
Paragon Commercial Corp.*	6,232	351,859
Park National Corp.	20,208	2,182,262
Park Sterling Corp.	79,925	992,669
Parke Bancorp, Inc.	8,429	187,124
Peapack Gladstone Financial Corp.	25,139	848,190
Penns Woods Bancorp, Inc.	6,542	304,007
Peoples Bancorp of North Carolina, Inc.	6,051	215,537
Peoples Bancorp, Inc.	24,275	815,397
Peoples Financial Services Corp.	9,995	477,761
People’s Utah Bancorp	20,301	658,767
Preferred Bank	19,796	1,194,689
Premier Financial Bancorp, Inc.	14,882	324,279
QCR Holdings, Inc.	18,527	842,979
RBB Bancorp*	4,368	99,984
Renasant Corp.	65,674	2,817,415
Republic Bancorp, Inc., Class A	14,991	583,000
Republic First Bancorp, Inc.(x)*	72,334	669,090
S&T Bancorp, Inc.	52,068	2,060,851
Sandy Spring Bancorp, Inc.	35,897	1,487,572
Seacoast Banking Corp. of Florida*	60,837	1,453,396
ServisFirst Bancshares, Inc.	70,042	2,721,132
Shore Bancshares, Inc.	20,226	336,763
Sierra Bancorp	18,690	507,434
Simmons First National Corp., Class A	45,848	2,654,599
SmartFinancial, Inc.*	10,423	250,777
South State Corp.	43,771	3,941,579
Southern First Bancshares, Inc.*	9,805	356,412
Southern National Bancorp of Virginia, Inc.	23,942	406,775
Southside Bancshares, Inc.	41,873	1,522,502
Southwest Bancorp, Inc.	26,350	725,943
State Bank Financial Corp.	56,723	1,625,114
Sterling Bancorp	200,231	4,935,693
Stock Yards Bancorp, Inc.	33,549	1,274,862
Summit Financial Group, Inc.(x)	16,245	416,847
Sun Bancorp, Inc.	15,114	375,583
Sunshine Bancorp, Inc.*	11,027	256,267
Texas Capital Bancshares, Inc.*	73,690	6,322,601
Tompkins Financial Corp.	22,589	1,945,816
Towne Bank	86,529	2,898,722
TriCo Bancshares	30,977	1,262,313
TriState Capital Holdings, Inc.*	35,005	801,615
Triumph Bancorp, Inc.*	25,918	835,856
Trustmark Corp.	101,621	3,365,688
Two River Bancorp(x)	10,321	204,562
UMB Financial Corp.	68,642	5,113,142
Umpqua Holdings Corp.	323,575	6,312,947
Union Bankshares Corp.	65,478	2,311,373
Union Bankshares, Inc.(x)	6,156	297,950
United Bankshares, Inc.	151,646	5,633,648
United Community Banks, Inc.	106,968	3,052,867
United Security Bancshares(x)	18,780	178,410
Unity Bancorp, Inc.	10,818	214,196
Univest Corp. of Pennsylvania	39,571	1,266,272
Valley National Bancorp	392,693	4,731,950
Veritex Holdings, Inc.*	21,715	585,436
Washington Trust Bancorp, Inc.	22,558	1,291,446
WashingtonFirst Bankshares, Inc.	14,804	526,874
WesBanco, Inc.	63,874	2,620,111
West Bancorporation, Inc.	23,860	582,184
Westamerica Bancorporation(x)	38,500	2,292,290
Wintrust Financial Corp.	81,754	6,402,155
Xenith Bankshares, Inc.*	8,049	261,593

		320,492,812

Capital Markets (1.2%)
Actua Corp.*	46,303	708,436
Arlington Asset Investment Corp., Class A(x)	22,843	290,791
Artisan Partners Asset Management, Inc., Class A	68,479	2,232,415
Associated Capital Group, Inc., Class A	8,875	316,838
B. Riley Financial, Inc.(x)	28,364	483,606
Cohen & Steers, Inc.	33,073	1,306,053
Cowen, Inc.(x)*	41,202	733,396
Diamond Hill Investment Group, Inc.	4,922	1,045,187
Donnelley Financial Solutions, Inc.*	45,805	987,556
Evercore, Inc., Class A	58,741	4,713,965
Fifth Street Asset Management, Inc.	7,165	27,944
Financial Engines, Inc.	88,974	3,091,847
GAIN Capital Holdings, Inc.	52,557	335,839
GAMCO Investors, Inc., Class A	8,875	264,120
Greenhill & Co., Inc.(x)	42,128	699,325
Hamilton Lane, Inc., Class A	21,574	579,262
Houlihan Lokey, Inc.	36,179	1,415,684
INTL. FCStone, Inc.*	23,392	896,381

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Investment Technology Group, Inc.	46,659	$1,033,030
Ladenburg Thalmann Financial Services, Inc.	165,343	476,188
Medley Management, Inc., Class A	8,854	54,452
Moelis & Co., Class A	46,128	1,985,810
OM Asset Management plc	106,462	1,588,413
Oppenheimer Holdings, Inc., Class A	14,296	248,036
Piper Jaffray Cos.	21,764	1,291,693
PJT Partners, Inc., Class A	27,420	1,050,460
Pzena Investment Management, Inc., Class A	26,884	292,767
Safeguard Scientifics, Inc.*	29,978	400,206
Silvercrest Asset Management Group, Inc., Class A	13,591	197,749
Stifel Financial Corp.	101,464	5,424,266
Virtu Financial, Inc., Class A(x)	37,395	605,799
Virtus Investment Partners, Inc.(x)	10,342	1,200,189
Waddell & Reed Financial, Inc., Class A(x)	119,246	2,393,267
Westwood Holdings Group, Inc.	12,755	858,029
WisdomTree Investments, Inc.(x)	169,256	1,723,026

		40,952,025

Consumer Finance (0.5%)
Elevate Credit, Inc.(x)*	21,333	130,345
Encore Capital Group, Inc.(x)*	35,676	1,580,447
Enova International, Inc.*	50,032	672,930
EZCORP, Inc., Class A*	76,774	729,353
FirstCash, Inc.	71,761	4,531,707
Green Dot Corp., Class A*	69,254	3,433,613
LendingClub Corp.*	482,462	2,938,194
Nelnet, Inc., Class A	30,228	1,526,514
PRA Group, Inc.*	69,125	1,980,431
Regional Management Corp.*	15,640	378,644
World Acceptance Corp.(x)*	8,985	744,767

		18,646,945

Diversified Financial Services (0.1%)
FNFV Group*	94,787	1,625,597
Marlin Business Services Corp.	14,035	403,506
NewStar Financial, Inc.	45,838	538,138
On Deck Capital, Inc.(x)*	81,630	381,212
Tiptree, Inc.	38,707	241,919

		3,190,372

Insurance (2.2%)
Ambac Financial Group, Inc.*	59,229	1,022,293
American Equity Investment Life Holding Co.	126,446	3,677,049
AMERISAFE, Inc.	29,114	1,694,435
AmTrust Financial Services, Inc.(x)	129,428	1,742,101
Argo Group International Holdings Ltd.	43,614	2,682,261
Atlas Financial Holdings, Inc.*	16,267	307,446
Baldwin & Lyons, Inc., Class B	14,523	327,494
Blue Capital Reinsurance Holdings Ltd.	11,027	181,394
Citizens, Inc.(x)*	72,632	533,845
CNO Financial Group, Inc.	250,671	5,850,660
Crawford & Co., Class B	20,102	240,420
Donegal Group, Inc., Class A	12,728	205,303
eHealth, Inc.*	23,553	562,681
EMC Insurance Group, Inc.	13,392	376,985
Employers Holdings, Inc.	47,808	2,172,874
Enstar Group Ltd.*	16,565	3,683,227
FBL Financial Group, Inc., Class A	15,217	1,133,667
Federated National Holding Co.	19,933	311,154
Fidelity & Guaranty Life(x)	18,198	565,048
Genworth Financial, Inc., Class A*	721,982	2,779,631
Global Indemnity Ltd.*	13,210	560,104
Greenlight Capital Re Ltd., Class A*	45,487	984,794
Hallmark Financial Services, Inc.*	19,655	228,195
HCI Group, Inc.(x)	12,382	473,612
Health Insurance Innovations, Inc., Class A(x)*	16,969	246,051
Heritage Insurance Holdings, Inc.(x)	42,714	564,252
Horace Mann Educators Corp.	62,656	2,465,514
Independence Holding Co.	10,986	277,397
Infinity Property & Casualty Corp.	16,338	1,539,040
Investors Title Co.	2,417	432,812
James River Group Holdings Ltd.	31,024	1,286,876
Kemper Corp.	59,798	3,169,293
Kingstone Cos., Inc.	13,641	222,348
Kinsale Capital Group, Inc.	21,946	947,409
Maiden Holdings Ltd.	90,140	716,613
MBIA, Inc.(x)*	190,753	1,659,551
National General Holdings Corp.	73,381	1,402,311
National Western Life Group, Inc., Class A	3,521	1,228,829
Navigators Group, Inc. (The)	31,551	1,841,001
NI Holdings, Inc.*	15,460	276,734
Primerica, Inc.	68,254	5,566,113
RLI Corp.	58,657	3,364,565
Safety Insurance Group, Inc.	21,769	1,660,975
Selective Insurance Group, Inc.	87,509	4,712,359
State Auto Financial Corp.	23,199	608,510
State National Cos., Inc.	45,529	955,654
Stewart Information Services Corp.	32,449	1,225,274
Third Point Reinsurance Ltd.*	117,003	1,825,247
Trupanion, Inc.(x)*	33,988	897,623
United Fire Group, Inc.	32,887	1,506,882
United Insurance Holdings Corp.(x)	26,539	432,586
Universal Insurance Holdings, Inc.(x)	49,026	1,127,598
WMIH Corp.*	310,959	295,411

		74,751,501

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
AG Mortgage Investment Trust, Inc. (REIT)	41,452	797,536
Anworth Mortgage Asset Corp. (REIT)	150,341	903,549
Apollo Commercial Real Estate Finance, Inc. (REIT)	154,190	2,792,381
Ares Commercial Real Estate Corp. (REIT)	41,870	557,290
ARMOUR Residential REIT, Inc. (REIT)	57,050	1,534,638
Capstead Mortgage Corp. (REIT)	145,197	1,401,151
Cherry Hill Mortgage Investment Corp. (REIT)	22,070	399,467
CYS Investments, Inc. (REIT)	231,758	2,002,389
Dynex Capital, Inc. (REIT)	76,836	558,598
Ellington Residential Mortgage REIT (REIT)	14,902	216,377
Granite Point Mortgage Trust, Inc. (REIT)(x)	11,924	223,337
Great Ajax Corp. (REIT)	25,848	364,198
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	77,614	1,891,453
Invesco Mortgage Capital, Inc. (REIT)	163,893	2,807,488
KKR Real Estate Finance Trust, Inc. (REIT)(x)	15,847	333,421
Ladder Capital Corp. (REIT)	111,053	1,530,310
MTGE Investment Corp. (REIT)	70,301	1,363,839

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
New York Mortgage Trust, Inc. (REIT)(x)	170,392	$1,047,911
Orchid Island Capital, Inc. (REIT)(x)	60,057	611,981
Owens Realty Mortgage, Inc. (REIT)	17,114	311,646
PennyMac Mortgage Investment Trust (REIT)‡	99,806	1,735,626
Redwood Trust, Inc. (REIT)	117,113	1,907,771
Resource Capital Corp. (REIT)	46,740	503,857
Sutherland Asset Management Corp. (REIT)(x)	27,768	435,958
TPG RE Finance Trust, Inc. (REIT)*	12,535	247,817
Western Asset Mortgage Capital Corp. (REIT)	62,294	652,218

		27,132,207

Thrifts & Mortgage Finance (2.1%)
ASB Bancorp, Inc.(x)*	4,165	187,842
Astoria Financial Corp.	140,061	3,011,312
Bank Mutual Corp.	61,659	625,839
BankFinancial Corp.	20,867	331,577
Bear State Financial, Inc.	30,773	315,731
Beneficial Bancorp, Inc.	103,785	1,722,831
BofI Holding, Inc.(x)*	90,680	2,581,660
Capitol Federal Financial, Inc.	195,549	2,874,570
Charter Financial Corp.	19,551	362,280
Clifton Bancorp, Inc.	31,802	531,729
Dime Community Bancshares, Inc.	49,901	1,072,872
Entegra Financial Corp.*	10,647	265,643
ESSA Bancorp, Inc.	14,502	227,681
Essent Group Ltd.*	120,969	4,899,245
Federal Agricultural Mortgage Corp., Class C	13,477	980,317
First Defiance Financial Corp.	14,723	772,810
Flagstar Bancorp, Inc.*	32,871	1,166,263
Greene County Bancorp, Inc.(x)	4,975	149,499
Hingham Institution for Savings	1,932	367,602
Home Bancorp, Inc.	8,880	371,362
HomeStreet, Inc.*	32,836	886,572
Impac Mortgage Holdings, Inc.(x)*	16,156	210,997
Kearny Financial Corp.	128,664	1,974,992
LendingTree, Inc.*	9,514	2,325,697
Malvern Bancorp, Inc.(x)*	9,451	252,814
Meridian Bancorp, Inc.	73,392	1,368,761
Meta Financial Group, Inc.	13,710	1,074,864
MGIC Investment Corp.*	553,753	6,938,524
Nationstar Mortgage Holdings, Inc.*	45,062	836,801
NMI Holdings, Inc., Class A*	86,737	1,075,539
Northfield Bancorp, Inc.	64,021	1,110,764
Northwest Bancshares, Inc.	142,520	2,461,320
OceanFirst Financial Corp.	47,995	1,319,383
Oconee Federal Financial Corp.(x)	2,102	58,940
Ocwen Financial Corp.(x)*	170,361	586,042
Oritani Financial Corp.	61,996	1,041,533
PCSB Financial Corp.*	27,258	514,086
PennyMac Financial Services, Inc., Class A*‡	12,395	220,631
PHH Corp.*	80,331	1,119,011
Provident Bancorp, Inc.*	5,638	130,520
Provident Financial Holdings, Inc.	8,615	168,854
Provident Financial Services, Inc.	94,105	2,509,780
Prudential Bancorp, Inc.	11,463	212,409
Radian Group, Inc.	323,026	6,037,355
Riverview Bancorp, Inc.	28,862	242,441
SI Financial Group, Inc.	17,447	260,833
Southern Missouri Bancorp, Inc.	9,430	344,101
Territorial Bancorp, Inc.	11,741	370,663
Timberland Bancorp, Inc.	9,198	288,265
TrustCo Bank Corp.	144,500	1,286,050
United Community Financial Corp.	74,075	711,120
United Financial Bancorp, Inc.	77,916	1,425,084
Walker & Dunlop, Inc.*	42,240	2,210,419
Washington Federal, Inc.	127,536	4,291,586
Waterstone Financial, Inc.	38,854	757,653
Western New England Bancorp, Inc.	41,251	449,636
WSFS Financial Corp.	46,141	2,249,374

		72,142,079

Total Financials		557,307,941

Health Care (14.2%)
Biotechnology (5.7%)
Abeona Therapeutics, Inc.(x)*	35,257	601,132
Acceleron Pharma, Inc.(x)*	48,381	1,805,579
Achaogen, Inc.(x)*	50,602	807,102
Achillion Pharmaceuticals, Inc.*	173,897	780,798
Acorda Therapeutics, Inc.*	66,559	1,574,120
Adamas Pharmaceuticals, Inc.(x)*	21,067	445,988
Aduro Biotech, Inc.*	61,671	656,796
Advaxis, Inc.(x)*	55,186	230,677
Agenus, Inc.(x)*	112,900	497,889
Aileron Therapeutics, Inc.(x)*	7,253	97,045
Aimmune Therapeutics, Inc.(x)*	53,006	1,314,019
Akebia Therapeutics, Inc.*	65,491	1,288,208
Alder Biopharmaceuticals, Inc.*	88,594	1,085,277
AMAG Pharmaceuticals, Inc.(x)*	53,105	979,787
Amicus Therapeutics, Inc.(x)*	246,652	3,719,512
AnaptysBio, Inc.(x)*	16,355	571,607
Anavex Life Sciences Corp.(x)*	58,495	242,169
Ardelyx, Inc.*	48,775	273,140
Arena Pharmaceuticals, Inc.*	56,906	1,451,103
Array BioPharma, Inc.*	261,567	3,217,274
Asterias Biotherapeutics, Inc.(x)*	47,224	160,562
Atara Biotherapeutics, Inc.(x)*	38,245	632,955
Athenex, Inc.(x)*	7,278	127,438
Athersys, Inc.(x)*	154,064	317,372
Audentes Therapeutics, Inc.*	22,474	629,497
Avexis, Inc.*	37,164	3,594,874
Axovant Sciences Ltd.(x)*	50,079	344,544
Bellicum Pharmaceuticals, Inc.(x)*	40,699	470,073
BioCryst Pharmaceuticals, Inc.*	125,067	655,351
Biohaven Pharmaceutical Holding Co. Ltd.*	15,111	564,849
BioSpecifics Technologies Corp.*	8,063	375,091
BioTime, Inc.(x)*	109,921	312,176
Bluebird Bio, Inc.*	68,633	9,426,742
Blueprint Medicines Corp.*	58,827	4,098,477
Calithera Biosciences, Inc.(x)*	46,276	728,847
Calyxt, Inc.(x)*	10,448	255,872
Cara Therapeutics, Inc.(x)*	40,584	555,595
Cascadian Therapeutics, Inc.(x)*	47,948	196,107
Catalyst Pharmaceuticals, Inc.(x)*	108,293	272,898
Celldex Therapeutics, Inc.(x)*	179,604	513,667
ChemoCentryx, Inc.*	37,404	277,538
Chimerix, Inc.*	73,107	383,812
Clovis Oncology, Inc.*	65,540	5,400,495
Coherus Biosciences, Inc.(x)*	57,887	772,791
Conatus Pharmaceuticals, Inc.(x)*	38,752	212,748
Concert Pharmaceuticals, Inc.*	28,487	420,183
Corbus Pharmaceuticals Holdings, Inc.(x)*	66,668	476,676
Corvus Pharmaceuticals, Inc.*	11,881	189,383
Curis, Inc.*	182,089	271,313
Cytokinetics, Inc.*	62,806	910,687

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CytomX Therapeutics, Inc.*	43,640	$792,939
Dynavax Technologies Corp.(x)*	89,646	1,927,389
Eagle Pharmaceuticals, Inc.(x)*	12,389	738,880
Edge Therapeutics, Inc.(x)*	28,860	309,668
Editas Medicine, Inc.(x)*	50,769	1,218,964
Emergent BioSolutions, Inc.*	50,793	2,054,577
Enanta Pharmaceuticals, Inc.*	23,903	1,118,660
Epizyme, Inc.(x)*	60,691	1,156,164
Esperion Therapeutics, Inc.(x)*	25,562	1,281,167
Exact Sciences Corp.*	176,339	8,309,093
Fate Therapeutics, Inc.*	55,122	218,283
FibroGen, Inc.*	100,365	5,399,636
Five Prime Therapeutics, Inc.*	40,910	1,673,628
Flexion Therapeutics, Inc.(x)*	42,729	1,033,187
Fortress Biotech, Inc.(x)*	44,095	194,900
Foundation Medicine, Inc.(x)*	21,661	870,772
G1 Therapeutics, Inc.*	9,966	248,054
Genocea Biosciences, Inc.(x)*	41,267	60,250
Genomic Health, Inc.*	29,781	955,672
Geron Corp.(x)*	216,738	472,489
Global Blood Therapeutics, Inc.*	55,822	1,733,273
Halozyme Therapeutics, Inc.*	174,718	3,034,852
Heron Therapeutics, Inc.(x)*	68,335	1,103,610
Idera Pharmaceuticals, Inc.(x)*	146,606	326,931
Ignyta, Inc.*	75,051	926,880
Immune Design Corp.*	24,782	256,494
ImmunoGen, Inc.(x)*	125,918	963,273
Immunomedics, Inc.(x)*	154,772	2,163,713
Inovio Pharmaceuticals, Inc.(x)*	121,423	769,822
Insmed, Inc.*	112,560	3,512,998
Insys Therapeutics, Inc.(x)*	35,513	315,355
Intellia Therapeutics, Inc.(x)*	20,743	515,464
Invitae Corp.(x)*	57,791	541,502
Iovance Biotherapeutics, Inc.*	77,588	601,307
Ironwood Pharmaceuticals, Inc.(x)*	204,152	3,219,477
Jounce Therapeutics, Inc.(x)*	18,680	291,034
Karyopharm Therapeutics, Inc.*	50,338	552,711
Keryx Biopharmaceuticals, Inc.(x)*	140,332	996,357
Kindred Biosciences, Inc.*	30,605	240,249
Kite Pharma, Inc.*	73,468	13,210,280
Kura Oncology, Inc.(x)*	28,836	431,098
La Jolla Pharmaceutical Co.(x)*	26,433	919,340
Lexicon Pharmaceuticals, Inc.(x)*	65,744	807,994
Ligand Pharmaceuticals, Inc.(x)*	31,110	4,235,627
Loxo Oncology, Inc.*	34,268	3,156,768
MacroGenics, Inc.*	50,991	942,314
Madrigal Pharmaceuticals, Inc.(x)*	4,786	215,274
Matinas BioPharma Holdings, Inc.(x)*	77,248	101,967
MediciNova, Inc.(x)*	52,154	332,221
Merrimack Pharmaceuticals, Inc.(x)	17,948	260,964
Mersana Therapeutics, Inc.*	5,562	96,167
MiMedx Group, Inc.(x)*	157,368	1,869,532
Minerva Neurosciences, Inc.*	37,290	283,404
Miragen Therapeutics, Inc.*	17,501	160,134
Momenta Pharmaceuticals, Inc.*	111,023	2,053,926
Myriad Genetics, Inc.*	97,176	3,515,828
NantKwest, Inc.(x)*	44,983	246,507
Natera, Inc.*	46,748	602,582
NewLink Genetics Corp.(x)*	34,899	355,272
Novavax, Inc.(x)*	407,184	464,190
Novelion Therapeutics, Inc.(x)*	21,077	148,171
Nymox Pharmaceutical Corp.*	40,838	156,001
Organovo Holdings, Inc.(x)*	160,150	355,533
Otonomy, Inc.*	42,123	136,900
Ovid therapeutics, Inc.*	7,206	61,755
PDL BioPharma, Inc.*	249,543	845,951
Pieris Pharmaceuticals, Inc.*	51,396	296,041
Portola Pharmaceuticals, Inc.*	82,827	4,475,143
Progenics Pharmaceuticals, Inc.*	107,114	788,359
Protagonist Therapeutics, Inc.(x)*	16,098	284,452
Prothena Corp. plc(x)*	57,785	3,742,734
PTC Therapeutics, Inc.*	59,391	1,188,414
Puma Biotechnology, Inc.*	43,594	5,220,382
Ra Pharmaceuticals, Inc.*	17,490	255,354
Radius Health, Inc.(x)*	56,367	2,172,948
Recro Pharma, Inc.*	19,248	172,847
REGENXBIO, Inc.*	41,426	1,364,987
Repligen Corp.*	55,604	2,130,745
Retrophin, Inc.*	57,780	1,438,144
Rigel Pharmaceuticals, Inc.*	176,708	448,838
Sage Therapeutics, Inc.*	52,364	3,262,277
Sangamo Therapeutics, Inc.*	122,611	1,839,165
Sarepta Therapeutics, Inc.(x)*	89,573	4,063,031
Selecta Biosciences, Inc.*	22,768	415,516
Seres Therapeutics, Inc.(x)*	30,970	496,759
Spark Therapeutics, Inc.*	40,412	3,603,134
Spectrum Pharmaceuticals, Inc.*	117,428	1,652,212
Stemline Therapeutics, Inc.(x)*	34,216	379,798
Strongbridge Biopharma plc(x)*	30,428	209,953
Syndax Pharmaceuticals, Inc.*	12,873	150,614
Synergy Pharmaceuticals, Inc.(x)*	342,584	993,494
Syros Pharmaceuticals, Inc.(x)*	18,221	268,213
TG Therapeutics, Inc.(x)*	75,743	897,555
Tocagen, Inc.(x)*	12,388	154,354
Trevena, Inc.*	88,816	226,481
Ultragenyx Pharmaceutical, Inc.*	60,286	3,210,832
Vanda Pharmaceuticals, Inc.*	66,560	1,191,424
VBI Vaccines, Inc.*	29,066	111,904
Veracyte, Inc.*	38,688	339,294
Versartis, Inc.*	47,835	117,196
Voyager Therapeutics, Inc.*	22,435	461,937
vTv Therapeutics, Inc., Class A*	9,459	56,565
XBiotech, Inc.(x)*	25,238	110,290
Xencor, Inc.*	58,410	1,338,757
ZIOPHARM Oncology, Inc.(x)*	198,115	1,216,426

		193,999,778

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.	33,225	1,483,496
Accuray, Inc.(x)*	122,089	488,356
Analogic Corp.	18,956	1,587,565
AngioDynamics, Inc.*	54,423	930,089
Anika Therapeutics, Inc.*	21,618	1,253,844
Antares Pharma, Inc.*	214,583	695,249
AtriCure, Inc.*	49,285	1,102,505
Atrion Corp.	2,093	1,406,496
AxoGen, Inc.*	41,483	802,696
Cantel Medical Corp.	55,140	5,192,534
Cardiovascular Systems, Inc.*	48,061	1,352,917
Cerus Corp.*	155,711	425,091
ConforMIS, Inc.(x)*	65,202	229,511
CONMED Corp.	42,003	2,203,897
Corindus Vascular Robotics, Inc.(x)*	122,030	185,486
CryoLife, Inc.*	48,442	1,099,633
Cutera, Inc.*	20,775	859,046
Endologix, Inc.(x)*	123,341	550,101
Entellus Medical, Inc.(x)*	17,571	324,361
Exactech, Inc.*	16,794	553,362
FONAR Corp.*	9,095	277,398
GenMark Diagnostics, Inc.*	76,758	739,180
Glaukos Corp.*	43,397	1,432,101
Globus Medical, Inc., Class A*	107,213	3,186,370

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Haemonetics Corp.*	75,859	$3,403,793
Halyard Health, Inc.*	70,607	3,179,433
Heska Corp.*	9,777	861,256
ICU Medical, Inc.*	22,755	4,229,017
Inogen, Inc.*	25,796	2,453,200
Insulet Corp.*	88,171	4,856,459
Integer Holdings Corp.*	47,659	2,437,758
Integra LifeSciences Holdings Corp.*	95,112	4,801,254
Invacare Corp.(x)	49,651	782,003
iRhythm Technologies, Inc.*	20,765	1,077,288
K2M Group Holdings, Inc.*	60,983	1,293,449
Lantheus Holdings, Inc.*	45,196	804,489
LeMaitre Vascular, Inc.	21,718	812,688
LivaNova plc*	73,410	5,143,105
Masimo Corp.*	66,554	5,760,914
Meridian Bioscience, Inc.	62,417	892,563
Merit Medical Systems, Inc.*	73,608	3,117,299
Natus Medical, Inc.*	49,080	1,840,500
Neogen Corp.*	56,074	4,343,492
Nevro Corp.*	42,014	3,818,232
Novocure Ltd.(x)*	87,072	1,728,379
NuVasive, Inc.*	76,928	4,266,427
NxStage Medical, Inc.*	98,411	2,716,144
Obalon Therapeutics, Inc.(x)*	11,473	109,338
OraSure Technologies, Inc.*	85,618	1,926,405
Orthofix International NV*	26,056	1,231,146
Oxford Immunotec Global plc*	32,965	553,812
Penumbra, Inc.*	44,409	4,010,133
Pulse Biosciences, Inc.(x)*	13,723	255,385
Quidel Corp.*	42,237	1,852,515
Quotient Ltd.(x)*	38,443	189,524
Rockwell Medical, Inc.(x)*	70,502	603,497
RTI Surgical, Inc.*	87,869	399,804
Sientra, Inc.(x)*	19,764	304,366
STAAR Surgical Co.*	62,594	779,295
Surmodics, Inc.*	20,637	639,747
Tactile Systems Technology, Inc.*	13,569	419,961
Utah Medical Products, Inc.	5,462	401,730
Varex Imaging Corp.*	56,742	1,920,149
ViewRay, Inc.(x)*	43,440	250,214
Viveve Medical, Inc.(x)*	21,825	114,363
Wright Medical Group NV*	158,621	4,103,525

		113,045,335

Health Care Providers & Services (1.9%)
AAC Holdings, Inc.(x)*	14,609	145,067
Aceto Corp.	46,302	519,971
Addus HomeCare Corp.*	10,898	384,699
Almost Family, Inc.*	19,361	1,039,686
Amedisys, Inc.*	43,168	2,415,681
American Renal Associates Holdings, Inc.(x)*	16,098	240,987
AMN Healthcare Services, Inc.*	68,874	3,147,542
BioScrip, Inc.(x)*	168,412	463,133
BioTelemetry, Inc.*	42,650	1,407,450
Capital Senior Living Corp.(x)*	37,634	472,307
Chemed Corp.	23,392	4,726,355
Civitas Solutions, Inc.*	25,501	470,493
Community Health Systems, Inc.(x)*	144,205	1,107,494
CorVel Corp.*	14,441	785,590
Cross Country Healthcare, Inc.*	53,036	754,702
Diplomat Pharmacy, Inc.*	72,193	1,495,117
Ensign Group, Inc. (The)	72,435	1,636,307
Genesis Healthcare, Inc.(x)*	51,409	59,634
HealthEquity, Inc.*	75,496	3,818,588
HealthSouth Corp.	144,809	6,711,898
Kindred Healthcare, Inc.	129,249	878,893
Landauer, Inc.	14,275	960,708
LHC Group, Inc.*	23,846	1,691,158
Magellan Health, Inc.*	35,961	3,103,434
Molina Healthcare, Inc.(x)*	64,893	4,462,043
National HealthCare Corp.	17,289	1,081,773
National Research Corp., Class A(x)	14,852	559,920
Owens & Minor, Inc.	92,011	2,686,721
PetIQ, Inc.*	8,162	221,027
PharMerica Corp.*	46,300	1,356,590
Providence Service Corp. (The)*	17,114	925,525
R1 RCM, Inc.(x)*	153,583	569,793
RadNet, Inc.*	55,147	636,948
Select Medical Holdings Corp.*	163,542	3,140,006
Surgery Partners, Inc.*	27,457	284,180
Teladoc, Inc.(x)*	81,514	2,702,189
Tenet Healthcare Corp.(x)*	123,457	2,028,399
Tivity Health, Inc.*	55,468	2,263,094
Triple-S Management Corp., Class B*	35,789	847,484
US Physical Therapy, Inc.	18,155	1,115,625

		63,318,211

Health Care Technology (0.8%)
Allscripts Healthcare Solutions, Inc.*	274,887	3,911,642
Castlight Health, Inc., Class B*	94,654	407,012
Computer Programs & Systems, Inc.(x)	16,440	485,802
Cotiviti Holdings, Inc.*	55,598	2,000,416
Evolent Health, Inc., Class A(x)*	75,443	1,342,885
HealthStream, Inc.*	39,699	927,766
HMS Holdings Corp.*	127,096	2,524,127
Inovalon Holdings, Inc., Class A(x)*	94,044	1,603,450
Medidata Solutions, Inc.*	84,131	6,567,267
NantHealth, Inc.*	24,128	99,407
Omnicell, Inc.*	55,726	2,844,812
Quality Systems, Inc.*	78,702	1,237,982
Simulations Plus, Inc.	15,731	243,831
Tabula Rasa HealthCare, Inc.*	13,695	366,204
Vocera Communications, Inc.*	42,251	1,325,414

		25,888,017

Life Sciences Tools & Services (0.7%)
Accelerate Diagnostics, Inc.(x)*	39,340	883,183
Cambrex Corp.*	49,345	2,713,975
Enzo Biochem, Inc.*	61,998	649,119
Fluidigm Corp.*	46,506	234,390
INC Research Holdings, Inc., Class A*	82,793	4,330,074
Luminex Corp.	61,118	1,242,529
Medpace Holdings, Inc.*	12,147	387,489
NanoString Technologies, Inc.*	32,283	521,693
NeoGenomics, Inc.*	85,378	950,257
Pacific Biosciences of California, Inc.(x)*	151,972	797,853
PAREXEL International Corp.*	75,091	6,614,016
PRA Health Sciences, Inc.*	74,010	5,637,342

		24,961,920

Pharmaceuticals (1.8%)
Aclaris Therapeutics, Inc.*	34,225	883,347
Aerie Pharmaceuticals, Inc.(x)*	49,449	2,403,221
Akcea Therapeutics, Inc.(x)*	20,898	578,248
Amphastar Pharmaceuticals, Inc.*	55,580	993,215
ANI Pharmaceuticals, Inc.*	12,106	635,444
Aratana Therapeutics, Inc.(x)*	60,793	372,661
Assembly Biosciences, Inc.*	20,790	725,987
Catalent, Inc.*	188,419	7,521,686
Cempra, Inc.*	66,611	216,486

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Clearside Biomedical, Inc.(x)*	30,557	$267,068
Collegium Pharmaceutical, Inc.(x)*	33,806	354,625
Corcept Therapeutics, Inc.*	137,884	2,661,161
Corium International, Inc.(x)*	39,137	433,638
Depomed, Inc.*	86,076	498,380
Dermira, Inc.*	57,653	1,556,631
Dova Pharmaceuticals, Inc.(x)*	5,882	142,815
Durect Corp.*	227,332	402,378
Horizon Pharma plc*	247,399	3,137,019
Impax Laboratories, Inc.*	110,164	2,236,329
Innoviva, Inc.*	115,709	1,633,811
Intersect ENT, Inc.*	39,488	1,230,051
Intra-Cellular Therapies, Inc.*	51,936	819,550
Kala Pharmaceuticals, Inc.*	10,543	240,802
Lannett Co., Inc.(x)*	41,693	769,236
Medicines Co. (The)(x)*	104,599	3,874,347
MyoKardia, Inc.*	28,446	1,218,911
Nektar Therapeutics*	224,520	5,388,480
Neos Therapeutics, Inc.(x)*	39,972	365,744
Ocular Therapeutix, Inc.(x)*	35,047	216,590
Omeros Corp.(x)*	63,187	1,366,103
Pacira Pharmaceuticals, Inc.*	59,583	2,237,342
Paratek Pharmaceuticals, Inc.*	35,608	893,761
Phibro Animal Health Corp., Class A	28,834	1,068,300
Prestige Brands Holdings, Inc.*	78,704	3,942,283
Reata Pharmaceuticals, Inc., Class A*	16,503	513,243
Revance Therapeutics, Inc.*	33,707	928,628
SciClone Pharmaceuticals, Inc.*	79,916	895,059
Sienna Biopharmaceuticals, Inc.*	5,498	122,331
Sucampo Pharmaceuticals, Inc., Class A(x)*	34,911	411,950
Supernus Pharmaceuticals, Inc.*	71,231	2,849,240
Teligent, Inc.(x)*	59,824	401,419
Tetraphase Pharmaceuticals, Inc.(x)*	71,588	489,662
TherapeuticsMD, Inc.(x)*	237,960	1,258,808
Theravance Biopharma, Inc.(x)*	62,612	2,143,835
WaVe Life Sciences Ltd.(x)*	17,758	386,237
Zogenix, Inc.*	39,423	1,381,776
Zynerba Pharmaceuticals, Inc.(x)*	17,160	143,458

		63,211,296

Total Health Care		484,424,557

Industrials (13.6%)
Aerospace & Defense (1.3%)
AAR Corp.	48,873	1,846,422
Aerojet Rocketdyne Holdings, Inc.*	105,064	3,678,291
Aerovironment, Inc.*	31,495	1,704,509
Astronics Corp.*	32,431	964,822
Axon Enterprise, Inc.(x)*	78,706	1,784,265
Cubic Corp.	38,037	1,939,887
Curtiss-Wright Corp.	65,182	6,814,127
DigitalGlobe, Inc.*	93,564	3,298,131
Ducommun, Inc.*	15,060	482,673
Engility Holdings, Inc.*	27,253	945,134
Esterline Technologies Corp.*	39,748	3,583,282
KeyW Holding Corp. (The)(x)*	72,192	549,381
KLX, Inc.*	78,580	4,159,239
Kratos Defense & Security Solutions, Inc.*	108,226	1,415,596
Mercury Systems, Inc.*	71,041	3,685,607
Moog, Inc., Class A*	46,223	3,856,385
National Presto Industries, Inc.(x)	7,730	822,859
Sparton Corp.*	16,197	375,932
Triumph Group, Inc.	74,074	2,203,702
Vectrus, Inc.*	16,304	502,815

		44,613,059

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	85,985	2,092,875
Atlas Air Worldwide Holdings, Inc.*	34,953	2,299,907
Echo Global Logistics, Inc.*	34,406	648,553
Forward Air Corp.	45,179	2,585,595
Hub Group, Inc., Class A*	49,297	2,117,306
Park-Ohio Holdings Corp.	13,206	602,194
Radiant Logistics, Inc.*	53,320	283,129

		10,629,559

Airlines (0.3%)
Allegiant Travel Co.	18,335	2,414,720
Hawaiian Holdings, Inc.*	80,296	3,015,115
SkyWest, Inc.	77,249	3,391,230

		8,821,065

Building Products (1.1%)
AAON, Inc.	62,627	2,159,066
Advanced Drainage Systems, Inc.	53,092	1,075,113
American Woodmark Corp.*	21,466	2,066,103
Apogee Enterprises, Inc.	42,962	2,073,346
Armstrong Flooring, Inc.*	34,168	538,146
Builders FirstSource, Inc.*	147,042	2,645,286
Caesarstone Ltd.*	34,540	1,029,292
Continental Building Products, Inc.*	60,132	1,563,432
CSW Industrials, Inc.*	22,786	1,010,559
Gibraltar Industries, Inc.*	47,952	1,493,705
Griffon Corp.	45,866	1,018,225
Insteel Industries, Inc.	26,984	704,552
JELD-WEN Holding, Inc.*	79,478	2,823,059
Masonite International Corp.*	45,253	3,131,508
NCI Building Systems, Inc.*	60,590	945,204
Patrick Industries, Inc.*	24,483	2,059,020
PGT Innovations, Inc.*	72,206	1,079,480
Ply Gem Holdings, Inc.*	34,041	580,399
Quanex Building Products Corp.	50,973	1,169,830
Simpson Manufacturing Co., Inc.	62,444	3,062,254
Trex Co., Inc.*	43,542	3,921,827
Universal Forest Products, Inc.	30,307	2,974,935

		39,124,341

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	84,076	3,506,810
ACCO Brands Corp.*	166,394	1,980,089
Advanced Disposal Services, Inc.*	63,975	1,611,530
Aqua Metals, Inc.(x)*	24,999	171,243
ARC Document Solutions, Inc.*	56,546	231,273
Brady Corp., Class A	69,769	2,647,734
Brink’s Co. (The)	68,281	5,752,673
Casella Waste Systems, Inc., Class A*	61,104	1,148,755
CECO Environmental Corp.	46,154	390,463
Covanta Holding Corp.	177,795	2,640,256
Deluxe Corp.	70,693	5,157,760
Ennis, Inc.	38,390	754,364
Essendant, Inc.	55,503	730,975
Healthcare Services Group, Inc.	107,691	5,812,082
Heritage-Crystal Clean, Inc.*	20,987	456,467
Herman Miller, Inc.	89,743	3,221,774
HNI Corp.	66,370	2,752,364
Hudson Technologies, Inc.*	55,218	431,253
InnerWorkings, Inc.*	69,032	776,610
Interface, Inc.	94,539	2,070,404
Kimball International, Inc., Class B	53,977	1,067,125
Knoll, Inc.	72,615	1,452,300
LSC Communications, Inc.	50,835	839,286

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Matthews International Corp., Class A	47,545	$2,959,676
McGrath RentCorp	35,093	1,535,319
Mobile Mini, Inc.	67,649	2,330,508
MSA Safety, Inc.	50,392	4,006,668
Multi-Color Corp.	20,950	1,716,853
NL Industries, Inc.*	10,418	95,325
Quad/Graphics, Inc.	48,141	1,088,468
RR Donnelley & Sons Co.	110,347	1,136,574
SP Plus Corp.*	27,189	1,073,966
Steelcase, Inc., Class A	130,034	2,002,524
Team, Inc.(x)*	43,974	587,053
Tetra Tech, Inc.	84,778	3,946,416
UniFirst Corp.	22,918	3,472,077
US Ecology, Inc.	32,520	1,749,576
Viad Corp.	30,909	1,882,358
VSE Corp.	13,048	741,909
West Corp.	60,033	1,408,975

		77,337,835

Construction & Engineering (1.1%)
Aegion Corp.*	50,695	1,180,180
Ameresco, Inc., Class A*	27,670	215,826
Argan, Inc.	22,133	1,488,444
Chicago Bridge & Iron Co. NV(x)	152,512	2,562,202
Comfort Systems USA, Inc.	55,506	1,981,564
Dycom Industries, Inc.(x)*	44,844	3,851,203
EMCOR Group, Inc.	86,746	6,018,438
Granite Construction, Inc.	60,425	3,501,629
Great Lakes Dredge & Dock Corp.*	84,231	408,520
HC2 Holdings, Inc.*	60,118	317,423
IES Holdings, Inc.*	14,551	251,732
KBR, Inc.	205,286	3,670,514
Layne Christensen Co.*	24,787	311,077
MasTec, Inc.*	101,171	4,694,334
MYR Group, Inc.*	24,051	700,846
Northwest Pipe Co.(x)*	13,294	252,852
NV5 Global, Inc.*	12,466	681,267
Orion Group Holdings, Inc.*	38,279	251,110
Primoris Services Corp.	59,522	1,751,137
Sterling Construction Co., Inc.*	38,138	580,842
Tutor Perini Corp.*	56,043	1,591,621

		36,262,761

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	10,287	260,673
Atkore International Group, Inc.*	49,776	971,130
AZZ, Inc.	39,096	1,903,975
Babcock & Wilcox Enterprises, Inc.(x)*	75,502	251,422
Encore Wire Corp.	31,366	1,404,413
Energous Corp.(x)*	28,223	357,303
EnerSys	66,161	4,576,355
Generac Holdings, Inc.*	89,987	4,133,103
General Cable Corp.	73,815	1,391,413
LSI Industries, Inc.	34,535	228,276
Plug Power, Inc.(x)*	337,687	881,363
Powell Industries, Inc.	13,890	416,561
Preformed Line Products Co.	4,838	325,597
Revolution Lighting Technologies, Inc.(x)*	17,669	114,849
Sunrun, Inc.(x)*	129,503	718,742
Thermon Group Holdings, Inc.*	47,495	854,435
TPI Composites, Inc.*	16,073	359,071
Vicor Corp.*	25,086	592,030
Vivint Solar, Inc.(x)*	39,018	132,661

		19,873,372

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	53,858	1,744,999

Machinery (3.3%)
Actuant Corp., Class A	91,383	2,339,405
Alamo Group, Inc.	14,407	1,546,880
Albany International Corp., Class A	43,259	2,483,067
Altra Industrial Motion Corp.	43,380	2,086,578
American Railcar Industries, Inc.(x)	11,101	428,499
Astec Industries, Inc.	32,133	1,799,769
Barnes Group, Inc.	75,756	5,336,253
Blue Bird Corp.(x)*	10,069	207,421
Briggs & Stratton Corp.	63,575	1,494,013
Chart Industries, Inc.*	47,081	1,846,988
CIRCOR International, Inc.	25,474	1,386,550
Columbus McKinnon Corp.	31,808	1,204,569
Commercial Vehicle Group, Inc.*	37,282	274,023
DMC Global, Inc.	22,571	381,450
Douglas Dynamics, Inc.	33,534	1,321,240
Eastern Co. (The)	8,012	229,944
Energy Recovery, Inc.(x)*	57,735	456,107
EnPro Industries, Inc.	31,874	2,566,813
ESCO Technologies, Inc.	38,692	2,319,585
ExOne Co. (The)(x)*	17,967	204,105
Federal Signal Corp.	90,088	1,917,073
Franklin Electric Co., Inc.	70,400	3,157,440
FreightCar America, Inc.	20,172	394,564
Gencor Industries, Inc.*	11,016	194,432
Global Brass & Copper Holdings, Inc.	31,999	1,081,566
Gorman-Rupp Co. (The)	28,125	916,031
Graham Corp.	15,818	329,489
Greenbrier Cos., Inc. (The)(x)	41,627	2,004,340
Hardinge, Inc.	14,883	227,263
Harsco Corp.*	123,356	2,578,140
Hillenbrand, Inc.	95,984	3,728,978
Hurco Cos., Inc.	10,089	419,702
Hyster-Yale Materials Handling, Inc.	15,603	1,192,693
John Bean Technologies Corp.	46,372	4,688,209
Kadant, Inc.	16,720	1,647,756
Kennametal, Inc.	121,726	4,910,427
LB Foster Co., Class A*	11,592	263,718
Lindsay Corp.	16,208	1,489,515
Lydall, Inc.*	25,202	1,444,075
Manitowoc Co., Inc. (The)*	196,217	1,765,953
Meritor, Inc.*	127,958	3,328,188
Milacron Holdings Corp.*	74,039	1,248,298
Miller Industries, Inc.	15,282	427,132
Mueller Industries, Inc.	86,237	3,013,983
Mueller Water Products, Inc., Class A	233,336	2,986,701
Navistar International Corp.*	75,578	3,330,722
NN, Inc.	41,117	1,192,393
Omega Flex, Inc.	4,531	325,507
Proto Labs, Inc.(x)*	37,255	2,991,577
RBC Bearings, Inc.*	35,093	4,391,889
REV Group, Inc.	19,985	574,769
Rexnord Corp.*	157,804	4,009,800
Spartan Motors, Inc.	51,074	564,368
SPX Corp.*	70,273	2,061,810
SPX FLOW, Inc.*	54,554	2,103,602
Standex International Corp.	19,257	2,045,093
Sun Hydraulics Corp.	35,999	1,943,946
Tennant Co.	26,463	1,751,851
Titan International, Inc.	75,363	764,934
TriMas Corp.*	68,888	1,859,976

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Twin Disc, Inc.*	11,797	$219,542
Wabash National Corp.(x)	83,631	1,908,459
Watts Water Technologies, Inc., Class A	38,667	2,675,756
Woodward, Inc.	77,834	6,040,696

		116,025,615

Marine (0.1%)
Costamare, Inc.	69,885	431,889
Eagle Bulk Shipping, Inc.*	54,801	248,249
Genco Shipping & Trading Ltd.(x)*	10,164	117,801
Matson, Inc.	65,058	1,833,334
Navios Maritime Holdings, Inc.*	127,248	212,504
Safe Bulkers, Inc.*	69,697	190,970
Scorpio Bulkers, Inc.*	90,007	634,549

		3,669,296

Professional Services (1.1%)
Acacia Research Corp.*	70,128	319,082
Advisory Board Co. (The)*	59,390	3,184,789
Barrett Business Services, Inc.	11,017	622,791
BG Staffing, Inc.	10,164	168,214
CBIZ, Inc.*	79,821	1,297,091
Cogint, Inc.(x)*	32,588	159,681
CRA International, Inc.	12,933	530,900
Exponent, Inc.	37,367	2,761,421
Franklin Covey Co.*	14,199	288,240
FTI Consulting, Inc.*	56,201	1,994,011
GP Strategies Corp.*	18,537	571,866
Heidrick & Struggles International, Inc.	28,804	609,205
Hill International, Inc.*	48,692	231,287
Huron Consulting Group, Inc.*	33,158	1,137,319
ICF International, Inc.*	27,318	1,473,806
Insperity, Inc.	27,275	2,400,200
Kelly Services, Inc., Class A	46,074	1,155,997
Kforce, Inc.	34,405	694,981
Korn/Ferry International	77,575	3,058,782
Mistras Group, Inc.*	25,187	516,334
Navigant Consulting, Inc.*	71,652	1,212,352
On Assignment, Inc.*	76,975	4,132,018
Pendrell Corp.*	15,235	104,055
Resources Connection, Inc.	46,132	641,235
RPX Corp.*	69,982	929,361
TriNet Group, Inc.*	62,816	2,111,874
TrueBlue, Inc.*	57,377	1,288,114
WageWorks, Inc.*	58,720	3,564,304
Willdan Group, Inc.*	11,678	379,068

		37,538,378

Road & Rail (0.8%)
ArcBest Corp.	40,398	1,351,313
Avis Budget Group, Inc.*	113,616	4,324,225
Covenant Transportation Group, Inc., Class A*	17,450	505,701
Daseke, Inc.*	29,762	388,394
Heartland Express, Inc.	71,217	1,786,122
Hertz Global Holdings, Inc.(x)*	82,580	1,846,489
Knight-Swift Transportation Holdings, Inc.*	187,054	7,772,093
Marten Transport Ltd.	58,623	1,204,703
Roadrunner Transportation Systems, Inc.*	44,534	424,409
Saia, Inc.*	38,539	2,414,468
Schneider National, Inc., Class B	49,239	1,245,747
Universal Logistics Holdings, Inc.	14,540	297,343
Werner Enterprises, Inc.	71,880	2,627,214
YRC Worldwide, Inc.*	50,107	691,477

		26,879,698

Trading Companies & Distributors (1.2%)
Aircastle Ltd.	73,764	1,644,200
Applied Industrial Technologies, Inc.	57,878	3,808,372
Beacon Roofing Supply, Inc.*	100,203	5,135,403
BMC Stock Holdings, Inc.*	99,027	2,114,226
CAI International, Inc.*	24,028	728,529
DXP Enterprises, Inc.*	24,625	775,441
EnviroStar, Inc.(x)	5,152	142,453
Foundation Building Materials, Inc.*	19,375	273,963
GATX Corp.(x)	56,492	3,477,648
GMS, Inc.*	39,314	1,391,716
H&E Equipment Services, Inc.	49,536	1,446,451
Herc Holdings, Inc.*	36,635	1,799,878
Huttig Building Products, Inc.(x)*	35,392	249,868
Kaman Corp.	40,980	2,285,864
Lawson Products, Inc.*	10,706	269,791
MRC Global, Inc.*	135,392	2,368,006
Neff Corp., Class A*	11,899	297,475
Nexeo Solutions, Inc.*	37,834	276,188
NOW, Inc.*	161,377	2,228,616
Rush Enterprises, Inc., Class A*	45,251	2,094,669
Rush Enterprises, Inc., Class B*	9,062	395,284
SiteOne Landscape Supply, Inc.*	51,566	2,995,985
Textainer Group Holdings Ltd.(x)*	41,937	719,220
Titan Machinery, Inc.*	27,733	430,693
Triton International Ltd.*	66,099	2,199,775
Veritiv Corp.*	17,334	563,355
Willis Lease Finance Corp.*	6,061	149,040

		40,262,109

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	87,632	823,741

Total Industrials		463,605,828

Information Technology (15.1%)
Communications Equipment (1.5%)
Acacia Communications, Inc.(x)*	28,054	1,321,343
ADTRAN, Inc.	72,406	1,737,744
Aerohive Networks, Inc.*	50,768	207,641
Applied Optoelectronics, Inc.(x)*	27,832	1,799,895
CalAmp Corp.*	53,100	1,234,575
Calix, Inc.*	68,760	347,238
Ciena Corp.(x)*	209,099	4,593,905
Clearfield, Inc.(x)*	16,760	227,936
Comtech Telecommunications Corp.	35,115	720,911
Digi International, Inc.*	40,250	426,650
EMCORE Corp.*	39,176	321,243
Extreme Networks, Inc.*	165,414	1,966,772
Finisar Corp.*	169,076	3,748,415
Harmonic, Inc.*	120,802	368,446
Infinera Corp.*	218,788	1,940,650
InterDigital, Inc.	50,555	3,728,431
KVH Industries, Inc.*	26,580	317,631
Lumentum Holdings, Inc.*	92,384	5,021,071
NETGEAR, Inc.*	48,701	2,318,168
NetScout Systems, Inc.(x)*	127,852	4,136,012
Oclaro, Inc.(x)*	250,982	2,165,975
Plantronics, Inc.	50,063	2,213,786
Quantenna Communications, Inc.(x)*	31,629	531,683
Sonus Networks, Inc.*	75,234	575,540
Ubiquiti Networks, Inc.(x)*	35,121	1,967,478
ViaSat, Inc.(x)*	80,625	5,185,801
Viavi Solutions, Inc.*	347,383	3,286,243

		52,411,183

Electronic Equipment, Instruments & Components (2.6%)
Akoustis Technologies, Inc.(x)*	12,338	80,444

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Anixter International, Inc.*	44,142	$3,752,070
AVX Corp.	67,995	1,239,549
Badger Meter, Inc.	41,786	2,047,514
Bel Fuse, Inc., Class B	13,809	430,841
Belden, Inc.	63,711	5,130,647
Benchmark Electronics, Inc.*	76,494	2,612,270
Control4 Corp.*	37,011	1,090,344
CTS Corp.	48,071	1,158,511
Daktronics, Inc.	58,344	616,696
Electro Scientific Industries, Inc.*	46,222	643,410
ePlus, Inc.*	19,885	1,838,368
Fabrinet*	55,094	2,041,784
FARO Technologies, Inc.*	24,599	940,912
Fitbit, Inc., Class A(x)*	263,553	1,834,329
II-VI, Inc.*	92,170	3,792,796
Insight Enterprises, Inc.*	54,085	2,483,583
Iteris, Inc.*	34,075	226,599
Itron, Inc.*	50,022	3,874,204
KEMET Corp.*	69,089	1,459,851
Kimball Electronics, Inc.*	39,901	863,857
Knowles Corp.*	133,521	2,038,866
Littelfuse, Inc.	33,343	6,531,226
Maxwell Technologies, Inc.(x)*	53,698	275,471
Mesa Laboratories, Inc.	4,836	722,112
Methode Electronics, Inc.	54,895	2,324,803
MicroVision, Inc.(x)*	99,859	277,608
MTS Systems Corp.	25,187	1,346,245
Napco Security Technologies, Inc.*	16,633	161,340
Novanta, Inc.*	48,072	2,095,939
OSI Systems, Inc.*	26,700	2,439,579
Park Electrochemical Corp.	27,413	507,141
PC Connection, Inc.	16,489	464,825
PCM, Inc.*	14,922	208,908
Plexus Corp.*	51,115	2,866,529
Radisys Corp.*	50,425	69,082
Rogers Corp.*	26,630	3,549,246
Sanmina Corp.*	112,370	4,174,546
ScanSource, Inc.*	37,202	1,623,867
SYNNEX Corp.	43,771	5,537,468
Systemax, Inc.	17,666	466,912
Tech Data Corp.*	51,367	4,563,958
TTM Technologies, Inc.*	139,999	2,151,785
VeriFone Systems, Inc.*	168,541	3,418,011
Vishay Intertechnology, Inc.	204,161	3,838,227
Vishay Precision Group, Inc.*	14,307	349,091

		90,161,364

Internet Software & Services (2.7%)
2U, Inc.*	66,387	3,720,327
Alarm.com Holdings, Inc.*	30,746	1,389,104
Alteryx, Inc., Class A(x)*	13,421	273,386
Amber Road, Inc.*	28,748	220,785
Angie’s List, Inc.*	60,244	750,640
Appfolio, Inc., Class A*	12,686	608,294
Apptio, Inc., Class A*	32,532	600,866
Bankrate, Inc.*	71,117	992,082
Bazaarvoice, Inc.*	130,974	648,321
Benefitfocus, Inc.(x)*	23,966	806,456
Blucora, Inc.*	62,676	1,585,703
Box, Inc., Class A*	119,075	2,300,529
Brightcove, Inc.*	53,064	382,061
Carbonite, Inc.*	37,875	833,250
Care.com, Inc.*	20,284	322,313
Cars.com, Inc.(x)*	105,816	2,815,764
ChannelAdvisor Corp.*	38,988	448,362
Cimpress NV(x)*	36,812	3,595,060
Cloudera, Inc.(x)*	21,904	364,044
CommerceHub, Inc., Series A*	20,873	471,104
CommerceHub, Inc., Series C*	43,326	925,010
Cornerstone OnDemand, Inc.*	78,887	3,203,601
Coupa Software, Inc.*	45,044	1,403,121
DHI Group, Inc.*	72,867	189,454
Endurance International Group Holdings, Inc.(x)*	88,268	723,798
Envestnet, Inc.*	65,538	3,342,438
Etsy, Inc.*	175,258	2,958,355
Five9, Inc.*	78,944	1,886,762
Gogo, Inc.(x)*	87,758	1,036,422
GrubHub, Inc.(x)*	128,533	6,768,547
GTT Communications, Inc.*	46,948	1,485,904
Hortonworks, Inc.*	72,459	1,228,180
Instructure, Inc.*	32,087	1,063,684
Internap Corp.(x)*	118,817	516,854
j2 Global, Inc.	68,775	5,081,096
Leaf Group Ltd.*	16,073	110,904
Limelight Networks, Inc.*	114,264	453,628
Liquidity Services, Inc.*	40,657	239,876
LivePerson, Inc.*	80,350	1,088,743
Meet Group, Inc. (The)*	101,847	370,723
MINDBODY, Inc., Class A(x)*	61,729	1,595,695
MuleSoft, Inc., Class A(x)*	34,198	688,748
New Relic, Inc.*	44,464	2,214,307
NIC, Inc.	97,410	1,670,582
Nutanix, Inc., Class A(x)*	82,674	1,851,071
Okta, Inc.*	20,027	564,962
Ominto, Inc.(x)*	20,864	93,888
Q2 Holdings, Inc.*	47,448	1,976,209
QuinStreet, Inc.*	59,912	440,353
Quotient Technology, Inc.*	111,154	1,739,560
Reis, Inc.	13,667	246,006
Shutterstock, Inc.*	28,202	938,845
SPS Commerce, Inc.*	25,490	1,445,538
Stamps.com, Inc.(x)*	23,576	4,777,675
TechTarget, Inc.*	31,272	373,388
Tintri, Inc.(x)*	21,823	68,524
Trade Desk, Inc. (The), Class A(x)*	35,054	2,156,172
TrueCar, Inc.(x)*	101,454	1,601,959
Tucows, Inc., Class A(x)*	13,600	796,280
Twilio, Inc., Class A(x)*	94,228	2,812,706
Veritone, Inc.(x)*	4,229	192,208
Web.com Group, Inc.*	58,351	1,458,775
XO Group, Inc.*	38,424	755,800
Yelp, Inc.*	117,766	5,099,267
Yext, Inc.(x)*	19,447	258,256

		93,022,325

IT Services (1.7%)
Acxiom Corp.*	119,495	2,944,357
Blackhawk Network Holdings, Inc.*	80,695	3,534,441
CACI International, Inc., Class A*	35,902	5,002,944
Cardtronics plc, Class A*	70,033	1,611,459
Cass Information Systems, Inc.	17,131	1,086,791
Convergys Corp.(x)	135,155	3,499,163
CSG Systems International, Inc.	51,003	2,045,220
EPAM Systems, Inc.*	73,363	6,450,810
Everi Holdings, Inc.*	96,111	729,482
EVERTEC, Inc.	93,387	1,480,184
ExlService Holdings, Inc.*	47,417	2,765,359
Forrester Research, Inc.	16,260	680,481
Hackett Group, Inc. (The)	36,572	555,529
Information Services Group, Inc.*	58,102	233,570
ManTech International Corp., Class A	38,879	1,716,508
MAXIMUS, Inc.	95,066	6,131,757

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
MoneyGram International, Inc.*	43,712	$704,200
Perficient, Inc.*	53,113	1,044,733
Planet Payment, Inc.*	60,912	261,312
Presidio, Inc.*	28,736	406,614
Science Applications International Corp.	66,367	4,436,634
ServiceSource International, Inc.*	112,615	389,648
StarTek, Inc.*	15,873	186,508
Sykes Enterprises, Inc.*	59,520	1,735,603
Syntel, Inc.	43,874	862,124
TeleTech Holdings, Inc.	21,676	904,973
Travelport Worldwide Ltd.	188,176	2,954,363
Unisys Corp.(x)*	74,867	636,370
Virtusa Corp.*	38,794	1,465,637

		56,456,774

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Energy Industries, Inc.*	59,007	4,765,405
Alpha & Omega Semiconductor Ltd.*	27,735	457,350
Ambarella, Inc.(x)*	49,297	2,416,046
Amkor Technology, Inc.*	152,287	1,606,628
Axcelis Technologies, Inc.*	45,506	1,244,589
AXT, Inc.*	55,535	508,145
Brooks Automation, Inc.	103,886	3,153,979
Cabot Microelectronics Corp.	37,693	3,012,801
CEVA, Inc.*	32,807	1,404,140
Cirrus Logic, Inc.*	95,812	5,108,696
Cohu, Inc.	41,754	995,415
Cree, Inc.*	147,472	4,157,236
CyberOptics Corp.*	10,229	166,221
Diodes, Inc.*	56,648	1,695,475
DSP Group, Inc.*	34,516	448,708
Entegris, Inc.*	211,189	6,092,803
FormFactor, Inc.*	108,886	1,834,729
GSI Technology, Inc.*	20,568	149,529
Ichor Holdings Ltd.*	23,939	641,565
Impinj, Inc.(x)*	27,270	1,134,705
Inphi Corp.(x)*	63,926	2,537,223
Integrated Device Technology, Inc.*	198,969	5,288,596
IXYS Corp.*	40,421	957,978
Kopin Corp.(x)*	87,727	365,822
Lattice Semiconductor Corp.*	182,598	951,336
MACOM Technology Solutions Holdings, Inc.(x)*	61,459	2,741,686
MaxLinear, Inc.*	91,470	2,172,413
MKS Instruments, Inc.	80,286	7,583,012
Monolithic Power Systems, Inc.	59,307	6,319,160
Nanometrics, Inc.*	37,380	1,076,544
NeoPhotonics Corp.(x)*	46,770	260,041
NVE Corp.	7,047	556,502
PDF Solutions, Inc.(x)*	41,938	649,620
Photronics, Inc.*	103,562	916,524
Pixelworks, Inc.(x)*	42,809	201,630
Power Integrations, Inc.	43,294	3,169,121
Rambus, Inc.*	156,532	2,089,702
Rudolph Technologies, Inc.*	47,718	1,254,983
Semtech Corp.*	98,451	3,696,835
Sigma Designs, Inc.*	58,211	366,729
Silicon Laboratories, Inc.*	63,545	5,077,246
SMART Global Holdings, Inc.(x)*	27,158	727,291
SunPower Corp.(x)*	89,363	651,456
Synaptics, Inc.(x)*	52,281	2,048,370
Ultra Clean Holdings, Inc.*	50,618	1,549,923
Veeco Instruments, Inc.*	71,390	1,527,746
Xcerra Corp.*	81,117	799,002
Xperi Corp.	73,762	1,866,179

		98,396,835

Software (3.2%)
8x8, Inc.*	133,798	1,806,273
A10 Networks, Inc.*	73,956	559,107
ACI Worldwide, Inc.*	176,647	4,024,019
Agilysys, Inc.*	25,274	302,024
American Software, Inc., Class A	38,051	432,259
Aspen Technology, Inc.*	111,994	7,034,342
Barracuda Networks, Inc.*	38,153	924,447
Blackbaud, Inc.	71,013	6,234,941
Blackline, Inc.(x)*	21,786	743,338
Bottomline Technologies de, Inc.*	59,519	1,894,490
BroadSoft, Inc.(x)*	46,615	2,344,735
Callidus Software, Inc.*	97,709	2,408,527
CommVault Systems, Inc.*	59,285	3,604,528
Digimarc Corp.(x)*	15,589	570,557
Ebix, Inc.	36,497	2,381,429
Ellie Mae, Inc.*	50,241	4,126,293
Everbridge, Inc.*	25,511	674,001
Exa Corp.*	19,141	462,829
Fair Isaac Corp.	45,368	6,374,204
Gigamon, Inc.*	54,904	2,314,204
Glu Mobile, Inc.(x)*	162,609	611,410
HubSpot, Inc.*	51,017	4,287,979
Imperva, Inc.*	50,761	2,203,027
Majesco*	11,912	59,441
MicroStrategy, Inc., Class A*	14,401	1,839,152
Mitek Systems, Inc.*	49,503	470,279
MobileIron, Inc.*	82,385	304,825
Model N, Inc.*	36,983	552,896
Monotype Imaging Holdings, Inc.	62,736	1,207,668
Park City Group, Inc.(x)*	22,715	275,987
Paycom Software, Inc.(x)*	73,508	5,510,160
Paylocity Holding Corp.*	39,402	1,923,606
Pegasystems, Inc.	55,961	3,226,152
Progress Software Corp.	72,311	2,760,111
Proofpoint, Inc.*	65,155	5,682,819
PROS Holdings, Inc.*	39,908	962,980
QAD, Inc., Class A	13,764	472,793
QAD, Inc., Class B	249	6,818
Qualys, Inc.*	47,623	2,466,871
Rapid7, Inc.*	31,920	561,792
RealNetworks, Inc.*	29,930	143,664
RealPage, Inc.*	88,980	3,550,302
RingCentral, Inc., Class A*	94,701	3,953,767
Rosetta Stone, Inc.*	26,447	270,024
Rubicon Project, Inc. (The)*	66,259	257,748
SecureWorks Corp., Class A*	14,823	183,064
Silver Spring Networks, Inc.*	63,256	1,022,850
Synchronoss Technologies, Inc.*	62,358	581,800
Telenav, Inc.*	46,275	293,846
TiVo Corp.	177,128	3,515,991
Upland Software, Inc.*	10,965	232,019
Varonis Systems, Inc.*	28,971	1,213,885
VASCO Data Security International, Inc.*	44,297	533,779
Verint Systems, Inc.*	94,727	3,964,325
VirnetX Holding Corp.(x)*	77,376	301,766
Workiva, Inc.*	37,593	783,814
Zendesk, Inc.*	147,295	4,287,757
Zix Corp.*	76,929	376,183

		110,069,897

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.(x)*	165,833	2,220,504
Avid Technology, Inc.*	51,438	233,529

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CPI Card Group, Inc.(x)	35,416	$41,791
Cray, Inc.*	59,179	1,151,032
Diebold Nixdorf, Inc.(x)	114,389	2,613,788
Eastman Kodak Co.*	24,214	177,973
Electronics For Imaging, Inc.*	70,235	2,997,629
Immersion Corp.(x)*	47,035	384,276
Intevac, Inc.*	28,675	242,304
Pure Storage, Inc., Class A*	140,731	2,250,289
Quantum Corp.(x)*	41,389	253,301
Stratasys Ltd.*	75,626	1,748,473
Super Micro Computer, Inc.*	59,214	1,308,629
USA Technologies, Inc.(x)*	62,311	389,444

		16,012,962

Total Information Technology		516,531,340

Materials (4.0%)
Chemicals (1.9%)
A Schulman, Inc.	43,341	1,480,095
Advanced Emissions Solutions, Inc.(x)	6,374	69,923
AdvanSix, Inc.*	45,152	1,794,792
AgroFresh Solutions, Inc.(x)*	29,258	205,684
American Vanguard Corp.	42,666	977,051
Balchem Corp.	46,095	3,747,063
Calgon Carbon Corp.	76,314	1,633,120
Chase Corp.	10,921	1,216,599
Codexis, Inc.*	58,817	391,133
Core Molding Technologies, Inc.	10,536	231,160
Ferro Corp.*	126,015	2,810,135
Flotek Industries, Inc.(x)*	86,180	400,737
FutureFuel Corp.	39,460	621,100
GCP Applied Technologies, Inc.*	108,791	3,339,884
Hawkins, Inc.	14,456	589,805
HB Fuller Co.	72,051	4,183,281
Ingevity Corp.*	62,732	3,918,868
Innophos Holdings, Inc.	29,589	1,455,483
Innospec, Inc.	36,188	2,230,990
Intrepid Potash, Inc.(x)*	138,315	603,053
KMG Chemicals, Inc.	13,479	739,728
Koppers Holdings, Inc.*	31,579	1,457,371
Kraton Corp.*	45,718	1,848,836
Kronos Worldwide, Inc.	34,768	793,753
LSB Industries, Inc.(x)*	32,279	256,295
Minerals Technologies, Inc.	53,301	3,765,716
OMNOVA Solutions, Inc.*	65,164	713,546
PolyOne Corp.	123,391	4,939,342
Quaker Chemical Corp.	19,833	2,934,292
Rayonier Advanced Materials, Inc.(x)	66,874	916,174
Sensient Technologies Corp.	64,289	4,945,109
Stepan Co.	30,307	2,535,484
Trecora Resources*	32,064	426,451
Tredegar Corp.	38,058	685,044
Trinseo SA	67,428	4,524,419
Tronox Ltd., Class A	98,821	2,085,123
Valhi, Inc.	38,926	94,590

		65,561,229

Construction Materials (0.2%)
Forterra, Inc.(x)*	30,385	136,733
Summit Materials, Inc., Class A*	162,508	5,205,131
United States Lime & Minerals, Inc.	3,143	264,012
US Concrete, Inc.(x)*	23,210	1,770,923

		7,376,799

Containers & Packaging (0.1%)
Greif, Inc., Class A	36,000	2,107,439
Greif, Inc., Class B	8,783	564,308
Myers Industries, Inc.	35,487	743,453
UFP Technologies, Inc.*	10,667	299,743

		3,714,943

Metals & Mining (1.2%)
AK Steel Holding Corp.(x)*	481,747	2,692,966
Allegheny Technologies, Inc.(x)*	163,212	3,900,767
Ampco-Pittsburgh Corp.	10,985	191,139
Carpenter Technology Corp.	65,787	3,159,750
Century Aluminum Co.*	75,084	1,244,893
Cleveland-Cliffs, Inc.(x)*	452,533	3,235,611
Coeur Mining, Inc.*	275,291	2,529,924
Commercial Metals Co.	175,255	3,335,103
Compass Minerals International, Inc.(x)	51,220	3,324,178
Gold Resource Corp.(x)	86,099	322,871
Handy & Harman Ltd.*	3,696	120,305
Haynes International, Inc.	19,474	699,311
Hecla Mining Co.	594,912	2,986,458
Kaiser Aluminum Corp.	23,194	2,392,229
Klondex Mines Ltd.*	262,345	954,936
Materion Corp.	30,436	1,313,313
Olympic Steel, Inc.	14,860	326,920
Ramaco Resources, Inc.(x)*	8,337	55,274
Ryerson Holding Corp.*	27,264	295,814
Schnitzer Steel Industries, Inc., Class A	40,513	1,140,441
SunCoke Energy, Inc.*	98,732	902,410
TimkenSteel Corp.*	61,277	1,011,071
Warrior Met Coal, Inc.	25,079	591,112
Worthington Industries, Inc.	67,839	3,120,594

		39,847,390

Paper & Forest Products (0.6%)
Boise Cascade Co.*	58,738	2,049,956
Clearwater Paper Corp.*	25,137	1,237,997
Deltic Timber Corp.(x)	16,565	1,464,843
KapStone Paper and Packaging Corp.	131,482	2,825,548
Louisiana-Pacific Corp.*	216,061	5,850,932
Neenah Paper, Inc.	25,005	2,139,178
PH Glatfelter Co.	65,760	1,279,032
Schweitzer-Mauduit International, Inc.	46,419	1,924,532
Verso Corp., Class A*	51,841	263,871

		19,035,889

Total Materials		135,536,250

Real Estate (6.5%)
Equity Real Estate Investment Trusts (REITs) (6.1%)
Acadia Realty Trust (REIT)	125,087	3,579,990
Agree Realty Corp (REIT)	39,891	1,957,850
Alexander & Baldwin, Inc. (REIT)	71,105	3,294,295
Alexander’s, Inc. (REIT)	3,321	1,408,403
Altisource Residential Corp. (REIT)	78,374	870,735
American Assets Trust, Inc. (REIT)	61,532	2,447,128
Armada Hoffler Properties, Inc. (REIT)	69,620	961,452
Ashford Hospitality Prime, Inc. (REIT)	36,733	348,964
Ashford Hospitality Trust, Inc. (REIT)	119,015	793,830
Bluerock Residential Growth REIT, Inc. (REIT)	38,695	427,967
CareTrust REIT, Inc. (REIT)	110,099	2,096,285
CatchMark Timber Trust, Inc. (REIT), Class A	57,370	723,436
CBL & Associates Properties, Inc. (REIT)(x)	252,717	2,120,296

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Cedar Realty Trust, Inc. (REIT)	133,406	$749,742
Chatham Lodging Trust (REIT)	56,884	1,212,767
Chesapeake Lodging Trust (REIT)	90,399	2,438,061
City Office REIT, Inc. (REIT)	46,760	643,885
Clipper Realty, Inc. (REIT)(x)	22,174	237,484
Community Healthcare Trust, Inc. (REIT)	23,429	631,646
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	19,673	695,441
Cousins Properties, Inc. (REIT)	620,619	5,796,581
DiamondRock Hospitality Co. (REIT)	291,061	3,187,118
Easterly Government Properties, Inc. (REIT)	57,686	1,192,370
EastGroup Properties, Inc. (REIT)	50,715	4,469,006
Education Realty Trust, Inc. (REIT)	106,893	3,840,665
Farmland Partners, Inc. (REIT)(x)	50,316	454,857
First Industrial Realty Trust, Inc. (REIT)	177,209	5,332,219
First Potomac Realty Trust (REIT)	88,736	988,519
Four Corners Property Trust, Inc. (REIT)	93,238	2,323,491
Franklin Street Properties Corp. (REIT)	164,080	1,742,530
GEO Group, Inc. (The) (REIT)	186,117	5,006,547
Getty Realty Corp. (REIT)	43,067	1,232,147
Gladstone Commercial Corp. (REIT)	39,614	882,204
Global Medical REIT, Inc. (REIT)(x)	22,630	203,217
Global Net Lease, Inc. (REIT)	103,947	2,275,400
Government Properties Income Trust (REIT)	105,198	1,974,566
Gramercy Property Trust (REIT)	224,590	6,793,847
Healthcare Realty Trust, Inc. (REIT)	180,933	5,851,372
Hersha Hospitality Trust (REIT)	62,023	1,157,969
Independence Realty Trust, Inc. (REIT)	103,161	1,049,147
InfraREIT, Inc. (REIT)	66,904	1,496,642
Investors Real Estate Trust (REIT)	185,766	1,135,030
iStar, Inc. (REIT)*	109,188	1,288,418
Jernigan Capital, Inc. (REIT)(x)	19,886	408,657
Kite Realty Group Trust (REIT)	125,042	2,532,101
LaSalle Hotel Properties (REIT)	167,374	4,857,193
Lexington Realty Trust (REIT)	333,239	3,405,703
LTC Properties, Inc. (REIT)	60,326	2,834,115
Mack-Cali Realty Corp. (REIT)	137,769	3,266,503
MedEquities Realty Trust, Inc. (REIT)	44,199	519,338
Monmouth Real Estate Investment Corp. (REIT)	107,343	1,737,883
National Health Investors, Inc. (REIT)	59,092	4,567,221
National Storage Affiliates Trust (REIT)	68,392	1,657,822
New Senior Investment Group, Inc. (REIT)	114,781	1,050,246
NexPoint Residential Trust, Inc. (REIT)	26,206	621,868
NorthStar Realty Europe Corp. (REIT)	85,946	1,100,968
One Liberty Properties, Inc. (REIT)	22,738	553,898
Parkway, Inc. (REIT)	63,521	1,462,889
Pebblebrook Hotel Trust (REIT)(x)	100,826	3,643,852
Pennsylvania REIT (REIT)(x)	103,290	1,083,512
Physicians Realty Trust (REIT)	269,104	4,771,214
Potlatch Corp. (REIT)	61,834	3,153,534
Preferred Apartment Communities, Inc. (REIT), Class A	47,028	887,889
PS Business Parks, Inc. (REIT)	29,388	3,923,298
QTS Realty Trust, Inc. (REIT), Class A	71,632	3,750,652
Quality Care Properties, Inc. (REIT)*	143,100	2,218,050
RAIT Financial Trust (REIT)(x)	119,671	87,360
Ramco-Gershenson Properties Trust (REIT)	118,008	1,535,284
Retail Opportunity Investments Corp. (REIT)	165,134	3,139,197
Rexford Industrial Realty, Inc. (REIT)	103,774	2,970,012
RLJ Lodging Trust (REIT)	249,815	5,495,930
Ryman Hospitality Properties, Inc. (REIT)	65,081	4,066,912
Sabra Health Care REIT, Inc. (REIT)	262,620	5,761,883
Safety Income and Growth, Inc. (REIT)	8,232	153,444
Saul Centers, Inc. (REIT)	17,205	1,065,162
Select Income REIT (REIT)	98,377	2,303,989
Seritage Growth Properties, (REIT) Class A(x)	37,971	1,749,324
STAG Industrial, Inc. (REIT)	136,588	3,752,072
Starwood Waypoint Homes (REIT)*	190,322	6,922,010
Summit Hotel Properties, Inc. (REIT)	156,243	2,498,326
Sunstone Hotel Investors, Inc. (REIT)	336,054	5,400,388
Terreno Realty Corp. (REIT)	74,730	2,703,731
Tier REIT, Inc. (REIT)	74,071	1,429,570
UMH Properties, Inc. (REIT)	43,165	671,216
Universal Health Realty Income Trust (REIT)	18,427	1,391,054
Urban Edge Properties (REIT)	148,772	3,588,381
Urstadt Biddle Properties, Inc. (REIT), Class A	44,712	970,250
Washington Prime Group, Inc. (REIT)	286,644	2,387,745
Washington REIT (REIT)	117,660	3,854,542
Whitestone REIT (REIT)(x)	57,056	744,581
Xenia Hotels & Resorts, Inc. (REIT)	158,238	3,330,910

		209,295,198

Real Estate Management & Development (0.4%)
Altisource Portfolio Solutions SA(x)*	17,496	452,622
Consolidated-Tomoka Land Co.	6,137	368,650
Forestar Group, Inc.(r)*†	50,144	862,476
FRP Holdings, Inc.*	10,015	453,179
Griffin Industrial Realty, Inc.	1,853	67,357
HFF, Inc., Class A	55,955	2,213,579
Kennedy-Wilson Holdings, Inc.(x)	128,230	2,378,666
Marcus & Millichap, Inc.*	25,309	683,090
Maui Land & Pineapple Co., Inc.*	10,163	141,774
RE/MAX Holdings, Inc., Class A	27,363	1,738,918
Redfin Corp.(x)*	13,335	334,575
RMR Group, Inc. (The), Class A	10,745	551,756
St Joe Co. (The)*	75,389	1,421,082
Stratus Properties, Inc.	8,353	253,096
Tejon Ranch Co.*	23,125	487,938
Transcontinental Realty Investors, Inc.(x)*	2,233	60,738
Trinity Place Holdings, Inc.*	24,925	174,974

		12,644,470

Total Real Estate		221,939,668

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
ATN International, Inc.	16,039	$845,255
Cincinnati Bell, Inc.*	64,027	1,270,936
Cogent Communications Holdings, Inc.	62,872	3,074,442
Consolidated Communications Holdings, Inc.	98,988	1,888,691
Frontier Communications Corp.(x)	118,837	1,401,088
General Communication, Inc., Class A*	40,442	1,649,629
Globalstar, Inc.(x)*	672,030	1,095,409
Hawaiian Telcom Holdco, Inc.*	9,710	289,552
IDT Corp., Class B	27,488	387,031
Intelsat SA(x)*	59,152	278,014
Iridium Communications, Inc.(x)*	126,941	1,307,492
Lumos Networks Corp.*	32,583	583,887
Ooma, Inc.*	24,744	261,049
ORBCOMM, Inc.*	100,252	1,049,638
pdvWireless, Inc.(x)*	15,025	447,745
Straight Path Communications, Inc., Class B*	14,743	2,663,619
Vonage Holdings Corp.*	303,322	2,469,041
Windstream Holdings, Inc.(x)	286,723	507,500

		21,470,018

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	54,781	1,170,670
Shenandoah Telecommunications Co.	70,653	2,628,291
Spok Holdings, Inc.	31,891	489,527

		4,288,488

Total Telecommunication Services		25,758,506

Utilities (3.2%)
Electric Utilities (1.0%)
ALLETE, Inc.	76,373	5,902,869
El Paso Electric Co.	61,334	3,388,704
Genie Energy Ltd., Class B	23,568	154,370
IDACORP, Inc.	76,564	6,732,272
MGE Energy, Inc.	52,583	3,396,862
Otter Tail Corp.	59,512	2,579,845
PNM Resources, Inc.	118,982	4,794,975
Portland General Electric Co.	133,796	6,106,449
Spark Energy, Inc., Class A(x)	17,709	265,635

		33,321,981

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	23,767	1,859,768
New Jersey Resources Corp.	128,102	5,399,499
Northwest Natural Gas Co.	42,866	2,760,570
ONE Gas, Inc.	77,771	5,727,056
RGC Resources, Inc.(x)	9,018	257,644
South Jersey Industries, Inc.	121,256	4,186,970
Southwest Gas Holdings, Inc.	70,112	5,442,093
Spire, Inc.	70,390	5,254,614
WGL Holdings, Inc.	76,589	6,448,794

		37,337,008

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	170,447	417,595
Dynegy, Inc.(x)*	167,097	1,635,880
NRG Yield, Inc., Class A	54,946	1,042,326
NRG Yield, Inc., Class C	97,116	1,874,338
Ormat Technologies, Inc.	60,012	3,663,733
Pattern Energy Group, Inc.	103,646	2,497,869
TerraForm Global, Inc., Class A*	131,527	624,753
TerraForm Power, Inc., Class A*	122,968	1,625,637

		13,382,131

Multi-Utilities (0.5%)
Avista Corp.	95,796	4,959,359
Black Hills Corp.	79,826	5,497,617
NorthWestern Corp.	72,945	4,153,488
Unitil Corp.	20,478	1,012,842

		15,623,306

Water Utilities (0.3%)
American States Water Co.	54,848	2,701,264
AquaVenture Holdings Ltd.*	16,925	228,488
Artesian Resources Corp., Class A	11,797	445,927
Cadiz, Inc.(x)*	30,993	393,611
California Water Service Group	71,969	2,745,616
Connecticut Water Service, Inc.	16,885	1,001,281
Consolidated Water Co. Ltd.	20,612	263,834
Global Water Resources, Inc.	16,448	154,940
Middlesex Water Co.	24,655	968,202
Pure Cycle Corp.(x)*	22,814	171,105
SJW Group	25,208	1,426,773
York Water Co. (The)	18,818	637,930

		11,138,971

Total Utilities		110,803,397

Total Common Stocks (90.1%) (Cost $2,416,741,766)		3,079,204,622

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR(r)*†	198,082	164,903

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*†	4,193	—

Total Health Care		164,903

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)(x)*†	14,176	—

Total Information Technology		—

Total Rights (0.0%) (Cost $—)		164,903

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (4.8%)
JPMorgan Prime Money Market Fund, IM Shares	165,631,388	165,681,078

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (9.3%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $25,426,050, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $25,944,958.(xx)	$25,422,660	$25,422,660
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $22,401,960, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $22,848,007.(xx)	22,400,000	22,400,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $22,502,250, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $22,950,119.(xx)	22,500,000	22,500,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $42,023,075, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $42,859,397.(xx)	42,018,873	42,018,873
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $13,595,710, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $13,866,309.(xx)	13,594,294	13,594,294
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $17,576,742, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $17,926,496.(xx)	17,574,911	17,574,911
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $2,958,625, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $3,017,531.(xx)	2,958,364	2,958,364
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $17,603,662, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $17,965,687.(xx)	17,600,000	17,600,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $2,893,282, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,953,141.(xx)	2,893,031	2,893,031
Macquarie Bank Ltd., 1.03%, dated 9/29/17, due 10/2/17, repurchase price $2,000,172, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,041,555.(xx)	2,000,000	2,000,000
Natixis, 1.25%, dated 9/26/17, due 10/3/17, repurchase price $10,001,389, collateralized by various U.S. Government Agency Securities, ranging from 1.636%-4.000%, maturing 7/1/33-8/20/47, U.S. Government Treasury Securities, 1.750%, maturing 4/30/22; total market value $10,202,125.(xx)	10,000,000	10,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $7,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $7,140,005.(xx)	7,000,000	7,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $32,002,827, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $32,640,004.(xx)	32,000,000	32,000,000

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $40,008,167, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $40,800,093.(xx)	$40,000,000	$40,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $4,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $4,080,120.(xx)	4,000,000	4,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $30,006,183, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $30,600,000.(xx)	30,000,000	30,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $24,004,947, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $24,480,020.(xx)	24,000,000	24,000,000

Total Repurchase Agreements		315,962,133

Total Short-Term Investments (14.1%) (Cost $481,643,322)		481,643,211

Total Investments (104.2%) (Cost $2,898,385,088)		3,561,012,736
Other Assets Less Liabilities (-4.2%)		(143,069,764)

Net Assets (100%)		$3,417,942,972

*	Non-income producing.

†	Securities (totaling $1,027,379 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $313,137,505. This was secured by cash collateral of $315,962,133 which was subsequently invested in joint repurchase agreements with a total value of $315,962,133, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $5,152,959 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 10/12/17-11/15/46.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investment in companies which were affiliates for nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A	12,395	206,377	—	—	—	14,254	220,631	—	—
PennyMac Mortgage Investment Trust (REIT)	99,806	1,633,824	—	—	—	101,802	1,735,626	93,818	—

Total		1,840,201	—	—	—	116,056	1,956,257	93,818	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	4,644	12/2017	USD	346,651,380	20,904,796

					20,904,796

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

AXA 2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$368,995,062	$—	$—		$368,995,062
Consumer Staples	80,014,908	—	—		80,014,908
Energy	114,287,165	—	—		114,287,165
Financials	557,307,941	—	—		557,307,941
Health Care	484,424,557	—	—		484,424,557
Industrials	463,605,828	—	—		463,605,828
Information Technology	516,531,340	—	—		516,531,340
Materials	135,536,250	—	—		135,536,250
Real Estate	221,009,835	67,357	862,476		221,939,668
Telecommunication Services	25,758,506	—	—		25,758,506
Utilities	110,803,397	—	—		110,803,397
Futures	20,904,796	—	—		20,904,796
Rights
Health Care	—	—	164,903		164,903
Information Technology	—	—	—	(c)	—	(c)
Short-Term Investments
Investment Companies	165,681,078	—	—		165,681,078
Repurchase Agreements	—	315,962,133	—		315,962,133

Total Assets	$3,264,860,663	$316,029,490	$1,027,379		$3,581,917,532

Total Liabilities	$—	$—	$—		$—

Total	$3,264,860,663	$316,029,490	$1,027,379		$3,581,917,532

(a)	A security with a market value of $534,264 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $862,476 transferred from Level 1 to Level 3 since the beginning of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$912,541,543
Aggregate gross unrealized depreciation	(227,886,274)

Net unrealized appreciation	$684,655,269

Federal income tax cost of investment securities and derivative instruments, if applicable	$2,897,262,263

See Notes to Portfolio of Investments.

22

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.2%)
AGL Energy Ltd.	98,016	$1,796,773
Alumina Ltd.(x)	366,195	631,935
Amcor Ltd.	164,738	1,965,444
AMP Ltd.	421,057	1,595,238
APA Group	159,993	1,047,913
Aristocrat Leisure Ltd.	79,998	1,317,759
ASX Ltd.	27,859	1,145,732
Aurizon Holdings Ltd.	260,684	1,001,955
AusNet Services	286,920	380,351
Australia & New Zealand Banking Group Ltd.	412,886	9,586,486
Bank of Queensland Ltd.	55,850	568,637
Bendigo & Adelaide Bank Ltd.	68,247	621,518
BHP Billiton Ltd.	451,651	9,133,210
BHP Billiton plc	293,677	5,172,915
BlueScope Steel Ltd.	83,355	717,259
Boral Ltd.	164,889	875,625
Brambles Ltd.	208,100	1,469,103
Caltex Australia Ltd.	37,687	948,930
Challenger Ltd.	85,593	835,882
CIMIC Group Ltd.	14,096	488,826
Coca-Cola Amatil Ltd.	90,769	550,370
Cochlear Ltd.	8,420	1,051,526
Commonwealth Bank of Australia	242,326	14,303,558
Computershare Ltd.	70,862	804,303
Crown Resorts Ltd.	50,305	446,284
CSL Ltd.	64,045	6,729,734
Dexus (REIT)	134,750	1,004,130
Domino’s Pizza Enterprises Ltd.(x)	8,095	290,944
Flight Centre Travel Group Ltd.(x)	6,786	239,585
Fortescue Metals Group Ltd.(x)	232,089	935,740
Goodman Group (REIT)	256,782	1,659,699
GPT Group (The) (REIT)	267,081	1,039,112
Harvey Norman Holdings Ltd.(x)	91,648	278,928
Healthscope Ltd.(x)	263,245	344,837
Incitec Pivot Ltd.	250,687	707,900
Insurance Australia Group Ltd.	312,561	1,561,751
LendLease Group	79,971	1,124,108
Macquarie Group Ltd.	44,185	3,151,170
Medibank Pvt Ltd.	390,305	893,973
Mirvac Group (REIT)	531,046	953,905
National Australia Bank Ltd.	376,237	9,296,289
Newcrest Mining Ltd.	111,137	1,832,437
Oil Search Ltd.	191,751	1,052,866
Orica Ltd.	55,396	859,058
Origin Energy Ltd.*	226,821	1,330,830
Qantas Airways Ltd.	65,126	297,825
QBE Insurance Group Ltd.	194,501	1,527,191
Ramsay Health Care Ltd.	19,866	970,502
REA Group Ltd.	8,181	429,951
Santos Ltd.*	268,132	845,497
Scentre Group (REIT)	768,880	2,370,220
SEEK Ltd.	36,754	478,864
Sonic Healthcare Ltd.	60,338	989,652
South32 Ltd.	770,428	1,976,138
Stockland (REIT)	348,468	1,175,355
Suncorp Group Ltd.	184,715	1,890,820
Sydney Airport	164,005	914,670
Tabcorp Holdings Ltd.(x)	120,042	402,067
Tatts Group Ltd.	161,136	503,052
Telstra Corp. Ltd.	559,296	1,531,104
TPG Telecom Ltd.(x)	44,438	169,754
Transurban Group	295,093	2,749,875
Treasury Wine Estates Ltd.	105,159	1,129,243
Vicinity Centres (REIT)	475,722	992,596
Wesfarmers Ltd.	158,831	5,149,182
Westfield Corp. (REIT)	260,330	1,600,950
Westpac Banking Corp.	472,031	11,818,734
Woodside Petroleum Ltd.	101,102	2,307,758
Woolworths Ltd.	176,764	3,495,459

		139,460,987

Austria (0.2%)
ANDRITZ AG	10,219	590,667
Erste Group Bank AG*	43,076	1,860,562
OMV AG	22,953	1,337,146
Raiffeisen Bank International AG*	21,548	722,133
voestalpine AG	16,422	837,408

		5,347,916

Belgium (1.1%)
Ageas	28,474	1,338,060
Anheuser-Busch InBev SA/NV	107,152	12,828,931
Colruyt SA(x)	9,696	496,606
Groupe Bruxelles Lambert SA	11,780	1,239,127
KBC Group NV	35,440	3,003,265
Proximus SADP	21,336	735,202
Solvay SA	9,601	1,434,314
Telenet Group Holding NV*	7,997	529,103
UCB SA	18,116	1,289,603
Umicore SA	12,798	1,058,666

		23,952,877

Chile (0.0%)
Antofagasta plc	57,953	736,965

China (0.1%)
BOC Hong Kong Holdings Ltd.	501,500	2,436,367
Yangzijiang Shipbuilding Holdings Ltd.	239,327	252,304

		2,688,671

Denmark (1.7%)
AP Moller - Maersk A/S, Class A	549	1,008,843
AP Moller - Maersk A/S, Class B	938	1,781,772
Carlsberg A/S, Class B	15,444	1,690,040
Chr Hansen Holding A/S	12,609	1,081,415
Coloplast A/S, Class B	16,361	1,327,849
Danske Bank A/S	102,462	4,097,666
DONG Energy A/S(m)	20,980	1,200,904
DSV A/S	27,438	2,075,636
Genmab A/S*	7,610	1,680,032
H Lundbeck A/S	10,070	581,049
ISS A/S	23,423	941,942
Novo Nordisk A/S, Class B	262,045	12,527,385
Novozymes A/S, Class B	32,345	1,659,825
Pandora A/S	16,100	1,589,224
TDC A/S	113,119	662,769
Tryg A/S	9,992	230,746
Vestas Wind Systems A/S	32,062	2,877,114
William Demant Holding A/S*	18,715	494,014

		37,508,225

Finland (0.9%)
Elisa OYJ	19,364	833,520
Fortum OYJ	68,726	1,371,928
Kone OYJ, Class B	45,777	2,423,852
Metso OYJ	16,145	592,298
Neste OYJ	17,896	781,540
Nokia OYJ	820,708	4,927,574
Nokian Renkaat OYJ	16,683	741,975
Orion OYJ, Class B	15,041	697,923
Sampo OYJ, Class A	63,725	3,368,157

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Stora Enso OYJ, Class R	77,201	$1,090,364
UPM-Kymmene OYJ	73,132	1,981,948
Wartsila OYJ Abp	21,628	1,531,172

		20,342,251

France (9.4%)
Accor SA	25,502	1,266,969
Aeroports de Paris	4,442	718,200
Air Liquide SA	54,690	7,294,411
Airbus SE	81,511	7,746,527
Alstom SA	23,376	992,816
Arkema SA	9,589	1,175,824
Atos SE	13,759	2,134,356
AXA SA‡	272,833	8,251,785
BNP Paribas SA	157,826	12,730,983
Bollore SA	124,405	621,808
Bouygues SA	30,211	1,433,611
Bureau Veritas SA	36,673	946,412
Capgemini SE	23,082	2,705,146
Carrefour SA	76,700	1,549,691
Casino Guichard Perrachon SA	7,900	468,531
Cie de Saint-Gobain	69,201	4,123,784
Cie Generale des Etablissements Michelin	23,426	3,419,368
CNP Assurances	26,643	624,434
Credit Agricole SA	162,276	2,949,792
Danone SA	83,013	6,511,764
Dassault Aviation SA	328	530,498
Dassault Systemes SE	18,288	1,849,993
Edenred	30,682	834,050
Eiffage SA	9,994	1,034,723
Electricite de France SA	84,362	1,024,494
Engie SA	235,825	4,005,229
Essilor International SA	29,716	3,678,960
Eurazeo SA	5,586	499,316
Eutelsat Communications SA	27,414	811,959
Fonciere Des Regions (REIT)	5,115	531,332
Gecina SA (REIT)	6,728	1,090,990
Groupe Eurotunnel SE (Registered)	67,519	813,967
Hermes International	4,601	2,319,546
ICADE (REIT)	3,425	305,503
Iliad SA	3,852	1,023,670
Imerys SA	4,701	424,765
Ingenico Group SA	8,315	788,165
Ipsen SA	5,475	727,653
JCDecaux SA	10,542	394,720
Kering	10,521	4,191,139
Klepierre SA (REIT)	31,406	1,232,714
Lagardere SCA	18,611	623,046
Legrand SA	37,672	2,719,559
L’Oreal SA	35,310	7,507,747
LVMH Moet Hennessy Louis Vuitton SE	39,212	10,819,162
Natixis SA	141,425	1,131,607
Orange SA	280,557	4,595,842
Pernod Ricard SA	29,317	4,055,755
Peugeot SA	68,397	1,628,894
Publicis Groupe SA	27,831	1,943,674
Remy Cointreau SA	2,786	329,936
Renault SA	25,831	2,537,320
Rexel SA	42,926	742,749
Safran SA	42,862	4,378,929
Sanofi	159,396	15,826,655
Schneider Electric SE*	78,976	6,872,752
SCOR SE	23,422	982,035
SEB SA	3,222	591,014
Societe BIC SA	4,308	516,291
Societe Generale SA	107,907	6,317,460
Sodexo SA	13,091	1,632,323
Suez	44,936	820,282
Thales SA	15,636	1,770,032
TOTAL SA	331,522	17,806,526
Unibail-Rodamco SE (REIT)	13,782	3,351,451
Valeo SA	33,909	2,516,037
Veolia Environnement SA	70,083	1,619,348
Vinci SA	70,523	6,701,431
Vivendi SA	146,906	3,719,116
Wendel SA	4,320	699,751
Zodiac Aerospace	29,519	853,547

		211,389,869

Germany (8.8%)
adidas AG	26,239	5,935,673
Allianz SE (Registered)	64,267	14,428,064
Axel Springer SE(x)	7,854	504,697
BASF SE	129,163	13,745,304
Bayer AG (Registered)	116,291	15,847,332
Bayerische Motoren Werke AG	45,512	4,616,850
Bayerische Motoren Werke AG (Preference)(q)	7,640	680,660
Beiersdorf AG	14,632	1,574,233
Brenntag AG	21,844	1,216,388
Commerzbank AG*	152,605	2,075,988
Continental AG	15,219	3,862,780
Covestro AG(m)	16,184	1,391,552
Daimler AG (Registered)	135,403	10,797,413
Deutsche Bank AG (Registered)	289,782	5,010,678
Deutsche Boerse AG	26,432	2,865,019
Deutsche Lufthansa AG (Registered)	35,241	979,223
Deutsche Post AG (Registered)	139,443	6,207,481
Deutsche Telekom AG (Registered)	460,389	8,589,151
Deutsche Wohnen SE	51,625	2,191,680
E.ON SE	317,772	3,596,504
Evonik Industries AG	23,352	834,064
Fraport AG Frankfurt Airport Services Worldwide	6,127	581,782
Fresenius Medical Care AG & Co. KGaA	29,096	2,846,341
Fresenius SE & Co. KGaA	58,104	4,686,940
FUCHS PETROLUB SE (Preference)(q)	9,525	563,893
GEA Group AG(x)	26,418	1,201,790
Hannover Rueck SE	8,899	1,072,282
HeidelbergCement AG	21,490	2,208,954
Henkel AG & Co. KGaA	14,773	1,797,528
Henkel AG & Co. KGaA (Preference)(q)	24,207	3,294,471
HOCHTIEF AG	2,894	488,265
HUGO BOSS AG	7,477	659,157
Infineon Technologies AG	157,616	3,962,311
Innogy SE(m)(x)	19,872	884,392
K+S AG (Registered)	26,827	730,842
KION Group AG	9,955	952,678
LANXESS AG	13,815	1,090,054
Linde AG	26,119	5,447,020
MAN SE	5,378	606,959
Merck KGaA	18,338	2,039,927
METRO AG*	27,214	575,257
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	22,354	4,779,413
OSRAM Licht AG	11,094	885,191
Porsche Automobil Holding SE (Preference)(q)	22,113	1,413,923

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
ProSiebenSat.1 Media SE	33,647	$1,146,693
RWE AG*	67,861	1,541,538
SAP SE	138,209	15,140,839
Schaeffler AG (Preference)(q)	21,595	348,391
Siemens AG (Registered)	107,580	15,156,137
Symrise AG	17,883	1,358,405
Telefonica Deutschland Holding AG	98,865	554,797
thyssenkrupp AG	61,283	1,816,192
TUI AG	60,137	1,020,188
United Internet AG (Registered)	17,040	1,060,751
Volkswagen AG	4,376	740,888
Volkswagen AG (Preference)(q)	25,282	4,123,550
Vonovia SE	67,295	2,863,295
Zalando SE(m)(x)*	16,197	811,673

		197,403,441

Hong Kong (3.0%)
AIA Group Ltd.	1,695,412	12,501,374
ASM Pacific Technology Ltd.	41,300	594,788
Bank of East Asia Ltd. (The)	174,000	751,767
CK Asset Holdings Ltd.	380,152	3,146,196
CK Hutchison Holdings Ltd.	374,152	4,782,513
CK Infrastructure Holdings Ltd.(x)	99,000	851,656
CLP Holdings Ltd.	222,500	2,280,087
First Pacific Co. Ltd.	361,750	288,507
Galaxy Entertainment Group Ltd.	338,000	2,379,794
Hang Lung Group Ltd.	126,000	452,443
Hang Lung Properties Ltd.	240,000	569,614
Hang Seng Bank Ltd.	108,600	2,647,017
Henderson Land Development Co. Ltd.	165,476	1,096,239
HK Electric Investments & HK Electric Investments Ltd.(m)	430,500	392,386
HKT Trust & HKT Ltd.	547,013	664,544
Hong Kong & China Gas Co. Ltd.	1,204,472	2,263,512
Hong Kong Exchanges & Clearing Ltd.	167,958	4,515,231
Hongkong Land Holdings Ltd.	168,400	1,207,428
Hutchison Port Holdings Trust(x)	805,400	341,978
Hysan Development Co. Ltd.	98,000	461,045
I-CABLE Communications Ltd.*	79,803	2,605
Jardine Matheson Holdings Ltd.	28,000	1,763,160
Jardine Strategic Holdings Ltd.	32,000	1,369,600
Kerry Properties Ltd.	81,000	335,443
Li & Fung Ltd.	824,000	413,498
Link REIT (REIT)	293,500	2,378,328
Melco Resorts & Entertainment Ltd. (ADR)	34,573	833,901
MTR Corp. Ltd.	213,000	1,243,382
New World Development Co. Ltd.	824,485	1,184,229
NWS Holdings Ltd.(x)	232,314	452,637
PCCW Ltd.	639,000	346,020
Power Assets Holdings Ltd.	199,000	1,723,379
Sands China Ltd.	348,000	1,810,922
Shangri-La Asia Ltd.	134,000	248,390
Sino Land Co. Ltd.	471,172	827,549
SJM Holdings Ltd.(x)	249,000	227,911
Sun Hung Kai Properties Ltd.	207,000	3,362,730
Swire Pacific Ltd., Class A	75,500	732,616
Swire Properties Ltd.	169,000	573,314
Techtronic Industries Co. Ltd.	205,000	1,094,334
WH Group Ltd.(m)	1,149,000	1,220,838
Wharf Holdings Ltd. (The)	176,900	1,576,148
Wheelock & Co. Ltd.	121,000	851,164
Yue Yuen Industrial Holdings Ltd.	97,000	368,798

		67,129,015

Ireland (0.5%)
AerCap Holdings NV*	23,249	1,188,257
Bank of Ireland Group plc	132,417	1,084,570
CRH plc	116,676	4,450,702
James Hardie Industries plc (CHDI)	62,945	874,908
Kerry Group plc, Class A	21,124	2,029,523
Paddy Power Betfair plc(x)	11,659	1,163,289
Ryanair Holdings plc*	15,627	301,423
Ryanair Holdings plc (ADR)*	1,267	133,567

		11,226,239

Israel (0.4%)
Azrieli Group Ltd.	4,886	271,199
Bank Hapoalim BM	157,830	1,104,203
Bank Leumi Le-Israel BM	209,025	1,108,753
Bezeq The Israeli Telecommunication Corp. Ltd.(x)	327,938	468,602
Check Point Software Technologies Ltd.*	18,484	2,107,546
Elbit Systems Ltd.	3,355	492,885
Frutarom Industries Ltd.	5,468	420,603
Israel Chemicals Ltd.	75,060	332,958
Mizrahi Tefahot Bank Ltd.	16,129	288,969
Nice Ltd.	7,076	564,110
Teva Pharmaceutical Industries Ltd. (ADR)	128,781	2,266,546

		9,426,374

Italy (1.9%)
Assicurazioni Generali SpA	170,667	3,178,970
Atlantia SpA	59,580	1,880,854
Enel SpA	1,143,769	6,887,526
Eni SpA	354,802	5,870,767
Ferrari NV	16,848	1,861,833
Intesa Sanpaolo SpA	1,916,643	6,745,578
Leonardo SpA	57,026	1,068,275
Luxottica Group SpA	24,874	1,390,259
Mediobanca SpA	80,233	861,033
Poste Italiane SpA(m)	75,487	555,829
Prysmian SpA	29,237	987,588
Recordati SpA	15,221	701,598
Saipem SpA*	90,017	388,115
Snam SpA	319,985	1,541,504
Telecom Italia SpA*	2,530,579	2,206,776
Terna Rete Elettrica Nazionale SpA	188,214	1,099,348
UniCredit SpA*	281,312	5,991,337
UnipolSai Assicurazioni SpA(x)	148,746	347,386

		43,564,576

Japan (20.8%)
ABC-Mart, Inc.	4,700	248,105
Acom Co. Ltd.(x)*	50,400	195,285
Aeon Co. Ltd.	79,400	1,173,095
AEON Financial Service Co. Ltd.(x)	17,900	373,987
Aeon Mall Co. Ltd.	13,230	235,500
Air Water, Inc.	21,000	387,434
Aisin Seiki Co. Ltd.	24,100	1,270,056
Ajinomoto Co., Inc.	70,200	1,370,000
Alfresa Holdings Corp.	27,200	497,710
Alps Electric Co. Ltd.(x)	28,200	744,064
Amada Holdings Co. Ltd.	48,300	530,109
ANA Holdings, Inc.	18,200	688,858
Aozora Bank Ltd.	16,600	631,397
Asahi Glass Co. Ltd.	29,600	1,098,245
Asahi Group Holdings Ltd.	52,000	2,105,417
Asahi Kasei Corp.	165,000	2,030,882
Asics Corp.	22,400	333,636
Astellas Pharma, Inc.	295,300	3,756,694
Bandai Namco Holdings, Inc.	28,000	960,498

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Kyoto Ltd. (The)(x)	8,600	$437,165
Benesse Holdings, Inc.	10,300	371,633
Bridgestone Corp.	92,800	4,210,947
Brother Industries Ltd.	33,400	777,082
Calbee, Inc.(x)	11,100	390,140
Canon, Inc.	148,300	5,067,438
Casio Computer Co. Ltd.(x)	30,200	425,122
Central Japan Railway Co.	19,800	3,471,708
Chiba Bank Ltd. (The)(x)	103,000	736,858
Chubu Electric Power Co., Inc.	93,500	1,160,804
Chugai Pharmaceutical Co. Ltd.	28,500	1,182,804
Chugoku Bank Ltd. (The)(x)	25,400	348,072
Chugoku Electric Power Co., Inc. (The)(x)	40,400	429,042
Coca-Cola Bottlers Japan, Inc.	17,900	580,627
Concordia Financial Group Ltd.	166,700	823,834
Credit Saison Co. Ltd.	22,800	473,122
CYBERDYNE, Inc.(x)*	12,900	171,847
Dai Nippon Printing Co. Ltd.	36,500	873,535
Daicel Corp.	38,200	460,335
Dai-ichi Life Holdings, Inc.	145,700	2,614,248
Daiichi Sankyo Co. Ltd.	78,500	1,770,567
Daikin Industries Ltd.	34,400	3,483,564
Daito Trust Construction Co. Ltd.	10,200	1,858,254
Daiwa House Industry Co. Ltd.	76,100	2,627,403
Daiwa House REIT Investment Corp. (REIT)	192	459,674
Daiwa Securities Group, Inc.(x)	236,000	1,336,617
DeNA Co. Ltd.	15,000	336,192
Denso Corp.	64,900	3,283,499
Dentsu, Inc.	30,781	1,351,328
Disco Corp.	4,200	854,370
Don Quijote Holdings Co. Ltd.	16,100	601,648
East Japan Railway Co.(x)	46,109	4,255,427
Eisai Co. Ltd.	38,900	1,996,769
Electric Power Development Co. Ltd.	20,000	502,288
FamilyMart UNY Holdings Co. Ltd.	11,600	611,313
FANUC Corp.	27,200	5,508,891
Fast Retailing Co. Ltd.	7,700	2,271,166
Fuji Electric Co. Ltd.	84,000	465,816
FUJIFILM Holdings Corp.	57,200	2,219,884
Fujitsu Ltd.	258,000	1,916,571
Fukuoka Financial Group, Inc.	120,000	554,543
Hachijuni Bank Ltd. (The)	50,000	312,375
Hakuhodo DY Holdings, Inc.	33,300	437,391
Hamamatsu Photonics KK	21,000	634,526
Hankyu Hanshin Holdings, Inc.	35,200	1,335,739
Hikari Tsushin, Inc.	3,100	388,447
Hino Motors Ltd.	36,900	451,228
Hirose Electric Co. Ltd.	4,595	646,832
Hiroshima Bank Ltd. (The)(x)	30,500	246,927
Hisamitsu Pharmaceutical Co., Inc.	8,900	427,105
Hitachi Chemical Co. Ltd.	15,700	430,433
Hitachi Construction Machinery Co. Ltd.	17,400	515,699
Hitachi High-Technologies Corp.	10,100	366,212
Hitachi Ltd.	680,000	4,791,575
Hitachi Metals Ltd.	31,200	434,207
Honda Motor Co. Ltd.	242,000	7,165,910
Hoshizaki Corp.	7,900	694,343
Hoya Corp.	54,800	2,958,543
Hulic Co. Ltd.	43,200	423,458
Idemitsu Kosan Co. Ltd.	13,200	372,451
IHI Corp.(x)	21,900	760,978
Iida Group Holdings Co. Ltd.(x)	20,800	370,805
Inpex Corp.	140,400	1,491,652
Isetan Mitsukoshi Holdings Ltd.	46,500	485,559
Isuzu Motors Ltd.	82,500	1,093,157
ITOCHU Corp.(x)	214,300	3,509,930
J Front Retailing Co. Ltd.	34,300	473,997
Japan Airlines Co. Ltd.	16,538	559,669
Japan Airport Terminal Co. Ltd.(x)	5,200	185,310
Japan Exchange Group, Inc.	75,300	1,332,347
Japan Post Bank Co. Ltd.(x)	59,100	730,051
Japan Post Holdings Co. Ltd.(x)	221,300	2,613,710
Japan Prime Realty Investment Corp. (REIT)	122	407,660
Japan Real Estate Investment Corp. (REIT)	188	903,870
Japan Retail Fund Investment Corp. (REIT)	381	683,616
Japan Tobacco, Inc.	154,700	5,070,283
JFE Holdings, Inc.	74,800	1,460,769
JGC Corp.	31,000	501,675
JSR Corp.	29,000	551,006
JTEKT Corp.	29,500	408,451
JXTG Holdings, Inc.	448,690	2,308,346
Kajima Corp.	125,000	1,241,946
Kakaku.com, Inc.(x)	21,900	279,090
Kamigumi Co. Ltd.	17,500	405,132
Kaneka Corp.	37,000	287,385
Kansai Electric Power Co., Inc. (The)	91,400	1,169,254
Kansai Paint Co. Ltd.(x)	25,500	641,777
Kao Corp.	69,600	4,094,663
Kawasaki Heavy Industries Ltd.(x)	20,600	682,853
KDDI Corp.	258,000	6,802,808
Keihan Holdings Co. Ltd.(x)	13,400	392,384
Keikyu Corp.(x)	34,000	689,216
Keio Corp.(x)	16,800	692,753
Keisei Electric Railway Co. Ltd.	19,000	525,972
Keyence Corp.	13,520	7,179,027
Kikkoman Corp.(x)	21,000	645,723
Kintetsu Group Holdings Co. Ltd.	26,200	974,423
Kirin Holdings Co. Ltd.	117,400	2,762,721
Kobe Steel Ltd.(x)	48,100	549,714
Koito Manufacturing Co. Ltd.(x)	16,100	1,010,140
Komatsu Ltd.	126,500	3,598,547
Konami Holdings Corp.	13,600	653,864
Konica Minolta, Inc.(x)	66,400	545,244
Kose Corp.	4,700	538,396
Kubota Corp.	151,500	2,753,995
Kuraray Co. Ltd.	52,500	981,648
Kurita Water Industries Ltd.	15,500	447,678
Kyocera Corp.	43,700	2,711,517
Kyowa Hakko Kirin Co. Ltd.	38,200	649,765
Kyushu Electric Power Co., Inc.(x)	63,200	671,175
Kyushu Financial Group, Inc.	43,900	269,974
Kyushu Railway Co.(x)	23,300	692,633
Lawson, Inc.	6,200	410,487
LINE Corp.(x)*	6,200	223,977
Lion Corp.	34,000	620,627
LIXIL Group Corp.	38,600	1,024,302
M3, Inc.	30,600	871,566
Mabuchi Motor Co. Ltd.	7,500	375,250
Makita Corp.	32,800	1,321,911
Marubeni Corp.(x)	234,400	1,600,857
Marui Group Co. Ltd.(x)	19,200	274,883
Maruichi Steel Tube Ltd.	8,900	259,031
Mazda Motor Corp.	83,900	1,286,181
McDonald’s Holdings Co. Japan Ltd.	10,276	454,783
Mebuki Financial Group, Inc.	135,050	522,077
Medipal Holdings Corp.	24,500	425,443

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
MEIJI Holdings Co. Ltd.	17,822	$1,412,773
MINEBEA MITSUMI, Inc.	55,800	872,766
Miraca Holdings, Inc.	7,900	367,181
MISUMI Group, Inc.	39,200	1,032,211
Mitsubishi Chemical Holdings Corp.	188,100	1,791,986
Mitsubishi Corp.	212,200	4,932,318
Mitsubishi Electric Corp.	264,100	4,126,086
Mitsubishi Estate Co. Ltd.	180,000	3,129,704
Mitsubishi Gas Chemical Co., Inc.	24,000	562,435
Mitsubishi Heavy Industries Ltd.(x)	45,500	1,798,974
Mitsubishi Materials Corp.	14,600	504,723
Mitsubishi Motors Corp.(x)	79,000	624,839
Mitsubishi Tanabe Pharma Corp.	33,300	763,510
Mitsubishi UFJ Financial Group, Inc.	1,693,600	10,997,676
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,300	314,088
Mitsui & Co. Ltd.(x)	232,400	3,434,625
Mitsui Chemicals, Inc.	27,000	820,618
Mitsui Fudosan Co. Ltd.	128,000	2,775,561
Mitsui OSK Lines Ltd.	12,300	372,744
Mixi, Inc.(x)	7,100	342,617
Mizuho Financial Group, Inc.	3,369,935	5,902,814
MS&AD Insurance Group Holdings, Inc.	65,880	2,121,157
Murata Manufacturing Co. Ltd.	26,900	3,954,019
Nabtesco Corp.	17,800	661,222
Nagoya Railroad Co. Ltd.	24,800	534,018
NEC Corp.	38,900	1,054,388
Nexon Co. Ltd.	28,500	743,621
NGK Insulators Ltd.	37,000	693,144
NGK Spark Plug Co. Ltd.(x)	27,400	583,186
NH Foods Ltd.	24,000	660,120
Nidec Corp.	34,100	4,188,065
Nikon Corp.(x)	47,100	816,637
Nintendo Co. Ltd.	15,900	5,872,508
Nippon Building Fund, Inc. (REIT)	203	1,012,068
Nippon Electric Glass Co. Ltd.	13,200	510,873
Nippon Express Co. Ltd.	11,700	762,151
Nippon Paint Holdings Co. Ltd.	23,800	809,020
Nippon Prologis REIT, Inc. (REIT)	216	455,131
Nippon Steel & Sumitomo Metal Corp.	106,908	2,454,537
Nippon Telegraph & Telephone Corp.	95,948	4,397,279
Nippon Yusen KK*	24,000	498,876
Nissan Chemical Industries Ltd.	17,600	619,382
Nissan Motor Co. Ltd.	322,200	3,191,219
Nisshin Seifun Group, Inc.	31,415	526,259
Nissin Foods Holdings Co. Ltd.(x)	8,400	510,607
Nitori Holdings Co. Ltd.	11,500	1,644,390
Nitto Denko Corp.	23,700	1,976,036
NOK Corp.	11,300	253,064
Nomura Holdings, Inc.	491,000	2,748,989
Nomura Real Estate Holdings, Inc.	19,300	411,299
Nomura Real Estate Master Fund, Inc. (REIT)	569	739,788
Nomura Research Institute Ltd.	19,866	775,043
NSK Ltd.(x)	51,500	694,295
NTT Data Corp.	87,500	936,236
NTT DOCOMO, Inc.(x)	194,100	4,433,984
Obayashi Corp.	95,300	1,142,499
Obic Co. Ltd.	8,500	534,814
Odakyu Electric Railway Co. Ltd.(x)	45,000	853,810
Oji Holdings Corp.	112,000	604,168
Olympus Corp.	41,600	1,408,540
Omron Corp.	27,500	1,400,355
Ono Pharmaceutical Co. Ltd.	58,900	1,334,508
Oracle Corp. Japan	5,900	463,506
Oriental Land Co. Ltd.	31,200	2,377,328
ORIX Corp.	179,000	2,886,430
Osaka Gas Co. Ltd.	56,600	1,052,275
Otsuka Corp.	7,400	474,152
Otsuka Holdings Co. Ltd.	52,700	2,093,950
Panasonic Corp.	301,800	4,373,116
Park24 Co. Ltd.	13,300	323,857
Pola Orbis Holdings, Inc.	14,000	423,639
Rakuten, Inc.	133,500	1,455,716
Recruit Holdings Co. Ltd.	157,800	3,417,539
Renesas Electronics Corp.*	70,300	765,944
Resona Holdings, Inc.(x)	321,605	1,651,968
Ricoh Co. Ltd.	101,900	990,701
Rinnai Corp.	4,800	410,789
Rohm Co. Ltd.	13,800	1,182,244
Ryohin Keikaku Co. Ltd.	3,300	972,184
Sankyo Co. Ltd.(x)	7,400	236,090
Santen Pharmaceutical Co. Ltd.	51,800	816,187
SBI Holdings, Inc.(x)	19,920	299,884
Secom Co. Ltd.	29,600	2,157,558
Sega Sammy Holdings, Inc.	28,600	399,549
Seibu Holdings, Inc.	24,600	420,184
Seiko Epson Corp.	40,900	989,742
Sekisui Chemical Co. Ltd.	61,100	1,202,181
Sekisui House Ltd.	85,500	1,441,020
Seven & i Holdings Co. Ltd.	103,400	3,992,651
Seven Bank Ltd.(x)	77,000	277,823
Sharp Corp.(x)*	21,000	633,593
Shimadzu Corp.	37,000	728,656
Shimamura Co. Ltd.	3,200	383,915
Shimano, Inc.	10,700	1,425,399
Shimizu Corp.	66,400	735,844
Shin-Etsu Chemical Co. Ltd.	54,700	4,890,309
Shinsei Bank Ltd.	16,300	260,887
Shionogi & Co. Ltd.	40,000	2,186,536
Shiseido Co. Ltd.	53,500	2,140,475
Shizuoka Bank Ltd. (The)(x)	78,000	701,497
Showa Shell Sekiyu KK	30,400	349,860
SMC Corp.	7,800	2,751,229
SoftBank Group Corp.	116,100	9,372,605
Sohgo Security Services Co. Ltd.(x)	10,400	476,907
Sompo Holdings, Inc.	51,325	1,996,897
Sony Corp.	177,700	6,610,551
Sony Financial Holdings, Inc.	25,300	415,053
Stanley Electric Co. Ltd.	16,700	572,126
Start Today Co. Ltd.	25,800	817,392
Subaru Corp.	88,100	3,178,725
Sumitomo Chemical Co. Ltd.	227,000	1,418,183
Sumitomo Corp.(x)	170,100	2,446,628
Sumitomo Dainippon Pharma Co. Ltd.	24,200	314,853
Sumitomo Electric Industries Ltd.	109,400	1,786,956
Sumitomo Heavy Industries Ltd.	17,000	681,360
Sumitomo Metal Mining Co. Ltd.(x)	34,500	1,108,047
Sumitomo Mitsui Financial Group, Inc.	188,897	7,252,033
Sumitomo Mitsui Trust Holdings, Inc.	47,368	1,709,500
Sumitomo Realty & Development Co. Ltd.	51,000	1,543,257
Sumitomo Rubber Industries Ltd.	24,400	447,126
Sundrug Co. Ltd.	10,800	447,261
Suntory Beverage & Food Ltd.	20,100	894,921
Suruga Bank Ltd.(x)	20,900	450,597
Suzuken Co. Ltd.	11,520	409,509
Suzuki Motor Corp.(x)	48,900	2,564,833

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sysmex Corp.	22,700	$1,448,443
T&D Holdings, Inc.	80,400	1,167,149
Taiheiyo Cement Corp.	17,300	668,016
Taisei Corp.	26,600	1,394,712
Taisho Pharmaceutical Holdings Co. Ltd.	5,300	402,239
Taiyo Nippon Sanso Corp.(x)	17,000	201,235
Takashimaya Co. Ltd.	42,000	393,406
Takeda Pharmaceutical Co. Ltd.	100,000	5,522,328
TDK Corp.	18,900	1,283,235
Teijin Ltd.	27,800	547,971
Terumo Corp.(x)	43,700	1,718,485
THK Co. Ltd.	18,300	622,875
Tobu Railway Co. Ltd.	28,800	790,864
Toho Co. Ltd.	17,600	613,908
Toho Gas Co. Ltd.	10,800	316,250
Tohoku Electric Power Co., Inc.	64,200	816,443
Tokio Marine Holdings, Inc.	94,500	3,696,858
Tokyo Electric Power Co. Holdings, Inc.*	210,500	849,296
Tokyo Electron Ltd.	21,300	3,270,953
Tokyo Gas Co. Ltd.	50,600	1,240,211
Tokyo Tatemono Co. Ltd.	30,400	388,763
Tokyu Corp.	76,500	1,082,999
Tokyu Fudosan Holdings Corp.	67,000	404,292
Toppan Printing Co. Ltd.	81,000	803,341
Toray Industries, Inc.	209,000	2,027,314
Toshiba Corp.*	578,000	1,618,040
Tosoh Corp.	42,500	957,832
TOTO Ltd.	20,300	855,117
Toyo Seikan Group Holdings Ltd.	26,400	441,075
Toyo Suisan Kaisha Ltd.	12,500	459,342
Toyoda Gosei Co. Ltd.	8,500	200,858
Toyota Industries Corp.	23,800	1,368,460
Toyota Motor Corp.	367,070	21,888,822
Toyota Tsusho Corp.	31,800	1,044,221
Trend Micro, Inc.	17,400	856,663
Tsuruha Holdings, Inc.	5,200	621,551
Unicharm Corp.	57,400	1,314,040
United Urban Investment Corp. (REIT)	421	616,581
USS Co. Ltd.	32,300	651,597
West Japan Railway Co.	23,500	1,633,566
Yahoo Japan Corp.(x)	204,900	972,376
Yakult Honsha Co. Ltd.(x)	12,000	864,874
Yamada Denki Co. Ltd.(x)	101,600	555,290
Yamaguchi Financial Group, Inc.(x)	25,000	292,602
Yamaha Corp.(x)	22,400	826,128
Yamaha Motor Co. Ltd.	41,200	1,233,895
Yamato Holdings Co. Ltd.(x)	48,400	977,033
Yamazaki Baking Co. Ltd.	17,000	306,990
Yaskawa Electric Corp.	33,800	1,070,846
Yokogawa Electric Corp.	33,900	577,226
Yokohama Rubber Co. Ltd. (The)	16,700	344,315

		468,326,360

Jersey (0.1%)
Randgold Resources Ltd.	13,370	1,310,541

Jordan (0.0%)
Hikma Pharmaceuticals plc(x)	21,942	356,062

Luxembourg (0.3%)
ArcelorMittal*	88,999	2,295,726
Eurofins Scientific SE	1,564	988,204
Millicom International Cellular SA (SDR)	10,390	685,659
RTL Group SA	5,618	425,220
SES SA (FDR)	52,157	1,141,037
Tenaris SA	70,283	996,810

		6,532,656

Macau (0.1%)
MGM China Holdings Ltd.	123,600	296,200
Wynn Macau Ltd.	247,600	667,210

		963,410

Mexico (0.0%)
Fresnillo plc	30,621	576,502

Netherlands (4.1%)
ABN AMRO Group NV (CVA)(m)	52,847	1,582,733
Aegon NV	233,423	1,359,550
Akzo Nobel NV	36,452	3,365,614
Altice NV, Class A(x)*	67,161	1,345,053
Altice NV, Class B*	14,108	281,795
ASML Holding NV	52,499	8,938,096
Boskalis Westminster	12,352	431,760
EXOR NV	16,129	1,022,723
Gemalto NV	13,361	596,835
Heineken Holding NV	14,530	1,365,254
Heineken NV	36,450	3,603,663
ING Groep NV	545,432	10,056,479
Koninklijke Ahold Delhaize NV	184,264	3,445,305
Koninklijke DSM NV	24,783	2,028,697
Koninklijke KPN NV	499,872	1,716,270
Koninklijke Philips NV	130,733	5,397,151
Koninklijke Vopak NV	10,386	455,472
NN Group NV	42,380	1,773,649
NXP Semiconductors NV*	48,568	5,492,555
Randstad Holding NV	16,291	1,007,772
Royal Dutch Shell plc, Class A	629,197	18,957,642
Royal Dutch Shell plc, Class B	526,717	16,194,599
Wolters Kluwer NV	43,393	2,005,033

		92,423,700

New Zealand (0.2%)
Auckland International Airport Ltd.	126,645	589,103
Contact Energy Ltd.	103,326	410,478
Fletcher Building Ltd.	100,455	579,744
Mercury NZ Ltd.	104,214	255,178
Meridian Energy Ltd.	192,037	394,625
Ryman Healthcare Ltd.	52,355	350,554
Spark New Zealand Ltd.	270,602	713,414

		3,293,096

Norway (0.6%)
DNB ASA	139,924	2,819,738
Gjensidige Forsikring ASA	29,911	520,518
Marine Harvest ASA*	52,156	1,031,398
Norsk Hydro ASA	194,209	1,411,853
Orkla ASA	113,848	1,167,855
Schibsted ASA, Class A	12,117	312,186
Schibsted ASA, Class B	13,931	328,838
Statoil ASA	157,817	3,156,538
Telenor ASA	101,715	2,150,644
Yara International ASA	25,546	1,144,109

		14,043,677

Portugal (0.2%)
EDP - Energias de Portugal SA	327,407	1,232,475
Galp Energia SGPS SA	63,430	1,124,144
Jeronimo Martins SGPS SA	39,452	778,227

		3,134,846

Singapore (1.1%)
Ascendas REIT (REIT)	379,571	744,339
CapitaLand Commercial Trust (REIT)(x)	324,800	396,287
CapitaLand Ltd.	372,700	983,646
CapitaLand Mall Trust (REIT)	342,900	505,584
City Developments Ltd.	44,600	372,530

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
ComfortDelGro Corp. Ltd.(x)	333,600	$511,547
DBS Group Holdings Ltd.	257,600	3,953,874
Genting Singapore plc	918,841	792,542
Global Logistic Properties Ltd.	381,500	928,121
Golden Agri-Resources Ltd.(x)	1,209,009	334,239
Jardine Cycle & Carriage Ltd.	15,533	450,491
Keppel Corp. Ltd.	203,700	974,612
Oversea-Chinese Banking Corp. Ltd.	448,606	3,690,842
SATS Ltd.	96,300	327,283
Sembcorp Industries Ltd.(x)	157,200	343,037
Singapore Airlines Ltd.	56,200	415,974
Singapore Exchange Ltd.	109,200	594,927
Singapore Press Holdings Ltd.(x)	167,636	336,149
Singapore Technologies Engineering Ltd.	182,600	463,079
Singapore Telecommunications Ltd.	1,179,000	3,198,585
StarHub Ltd.	77,590	148,722
Suntec REIT (REIT)(x)	352,800	485,069
United Overseas Bank Ltd.	185,375	3,211,554
UOL Group Ltd.	71,211	426,284
Wilmar International Ltd.(x)	174,200	408,387

		24,997,704

South Africa (0.1%)
Investec plc	94,057	686,898
Mediclinic International plc(x)	52,374	456,177
Mondi plc	55,116	1,480,802

		2,623,877

Spain (3.1%)
Abertis Infraestructuras SA	100,919	2,039,622
ACS Actividades de Construccion y Servicios SA	35,069	1,299,604
Aena SME SA(m)	9,042	1,632,400
Amadeus IT Group SA, Class A	60,932	3,960,134
Banco Bilbao Vizcaya Argentaria SA	940,545	8,405,035
Banco de Sabadell SA	777,012	1,621,807
Banco Santander SA	2,255,740	15,748,411
Bankia SA	127,807	616,305
Bankinter SA	104,250	986,197
CaixaBank SA	518,267	2,597,169
Distribuidora Internacional de Alimentacion SA	98,260	573,119
Enagas SA	17,690	498,129
Endesa SA	45,488	1,025,515
Ferrovial SA	72,530	1,596,595
Gas Natural SDG SA	51,134	1,131,953
Grifols SA	42,778	1,246,287
Iberdrola SA	835,001	6,485,826
Industria de Diseno Textil SA	153,400	5,780,861
Mapfre SA	175,948	572,702
Red Electrica Corp. SA	46,850	984,514
Repsol SA	179,390	3,305,408
Siemens Gamesa Renewable Energy SA	34,704	453,029
Telefonica SA	637,607	6,926,978

		69,487,600

Sweden (2.6%)
Alfa Laval AB	43,038	1,050,996
Assa Abloy AB, Class B	143,506	3,277,157
Atlas Copco AB, Class A	92,013	3,896,338
Atlas Copco AB, Class B	55,335	2,145,489
Boliden AB	40,720	1,378,348
Electrolux AB	30,673	1,041,652
Essity AB, Class B*	82,855	2,254,253
Getinge AB, Class B	33,968	636,830
Hennes & Mauritz AB, Class B	130,116	3,370,757
Hexagon AB, Class B	36,684	1,818,233
Husqvarna AB, Class B	56,432	580,609
ICA Gruppen AB	11,619	436,663
Industrivarden AB, Class C	21,453	543,377
Investor AB, Class B	62,300	3,077,176
Kinnevik AB, Class B	32,792	1,069,326
L E Lundbergforetagen AB, Class B	5,424	433,526
Lundin Petroleum AB*	29,663	648,988
Nordea Bank AB	422,589	5,727,980
Sandvik AB	151,743	2,617,576
Securitas AB, Class B	46,996	787,027
Skandinaviska Enskilda Banken AB, Class A	208,395	2,745,372
Skanska AB, Class B	50,098	1,160,664
SKF AB, Class B	49,305	1,074,493
Svenska Handelsbanken AB, Class A	209,858	3,166,589
Swedbank AB, Class A	130,424	3,606,120
Swedish Match AB	28,843	1,011,731
Tele2 AB, Class B	50,955	583,065
Telefonaktiebolaget LM Ericsson, Class B	443,442	2,546,352
Telia Co. AB	371,981	1,751,917
Volvo AB, Class B	223,815	4,314,228

		58,752,832

Switzerland (8.0%)
ABB Ltd. (Registered)	280,308	6,929,905
Adecco Group AG (Registered)*	23,732	1,847,878
Baloise Holding AG (Registered)	7,004	1,108,084
Barry Callebaut AG (Registered)*	350	536,376
Chocoladefabriken Lindt & Spruengli AG	147	838,720
Chocoladefabriken Lindt & Spruengli AG (Registered)	15	1,040,171
Cie Financiere Richemont SA (Registered)	73,032	6,674,583
Coca-Cola HBC AG*	26,840	908,131
Credit Suisse Group AG (Registered)*	341,284	5,402,885
Dufry AG (Registered)*	5,098	809,699
EMS-Chemie Holding AG (Registered)	1,234	820,670
Ferguson plc	34,442	2,259,616
Geberit AG (Registered)	5,354	2,532,832
Givaudan SA (Registered)	1,237	2,691,546
Glencore plc*	1,720,647	7,885,381
Julius Baer Group Ltd.*	32,197	1,905,187
Kuehne + Nagel International AG (Registered)	7,798	1,443,880
LafargeHolcim Ltd. (Registered)*	63,190	3,693,452
Lonza Group AG (Registered)*	9,912	2,599,936
Nestle SA (Registered)	437,654	36,653,833
Novartis AG (Registered)	314,027	26,883,708
Pargesa Holding SA	5,982	497,290
Partners Group Holding AG	2,485	1,686,007
Roche Holding AG	98,799	25,221,369
Schindler Holding AG	5,671	1,252,674
Schindler Holding AG (Registered)	2,976	640,162
SGS SA (Registered)	727	1,744,019
Sika AG	307	2,284,231
Sonova Holding AG (Registered)	7,370	1,250,468
STMicroelectronics NV	83,249	1,610,677
Straumann Holding AG (Registered)	1,387	890,911
Swatch Group AG (The)	4,419	1,838,151
Swatch Group AG (The) (Registered)	6,751	537,863
Swiss Life Holding AG (Registered)*	4,724	1,664,023
Swiss Prime Site AG (Registered)*	9,354	840,880
Swiss Re AG	45,176	4,091,429

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Swisscom AG (Registered)	3,466	$1,776,041
UBS Group AG (Registered)*	514,470	8,792,770
Vifor Pharma AG(x)	7,097	835,502
Zurich Insurance Group AG	21,187	6,463,200

		179,384,140

United Kingdom (14.2%)
3i Group plc	137,506	1,682,276
Admiral Group plc	30,407	740,344
Anglo American plc(x)	187,334	3,362,514
Ashtead Group plc	65,188	1,571,461
Associated British Foods plc	47,101	2,015,273
AstraZeneca plc	177,932	11,814,151
Auto Trader Group plc(m)	143,328	753,834
Aviva plc	559,121	3,854,748
Babcock International Group plc	37,129	411,705
BAE Systems plc	438,348	3,709,345
Barclays plc	2,378,983	6,163,683
Barratt Developments plc	142,933	1,176,953
Berkeley Group Holdings plc	18,882	940,471
BP plc	2,750,707	17,593,027
British American Tobacco plc	323,444	20,249,147
British Land Co. plc (The) (REIT)	140,900	1,136,612
BT Group plc	1,174,496	4,468,088
Bunzl plc	47,858	1,453,821
Burberry Group plc	63,781	1,504,211
Capita plc	99,755	755,245
Centrica plc	733,793	1,838,738
CNH Industrial NV	146,349	1,757,374
Cobham plc	342,337	668,372
Coca-Cola European Partners plc	30,365	1,273,141
Compass Group plc	218,596	4,636,902
ConvaTec Group plc(m)	170,446	625,581
Croda International plc	18,573	943,995
DCC plc	12,904	1,252,759
Diageo plc	354,037	11,637,267
Direct Line Insurance Group plc	201,245	980,514
Dixons Carphone plc	135,098	350,115
easyJet plc	22,328	364,121
Experian plc	136,738	2,746,601
Fiat Chrysler Automobiles NV*	155,698	2,789,735
G4S plc	216,018	805,579
GKN plc	255,551	1,184,837
GlaxoSmithKline plc	690,535	13,773,342
Hammerson plc (REIT)	117,105	842,664
Hargreaves Lansdown plc	39,215	777,712
HSBC Holdings plc	2,818,034	27,834,116
IMI plc	36,957	615,563
Imperial Brands plc	134,511	5,738,992
Inmarsat plc	60,967	525,712
InterContinental Hotels Group plc	25,486	1,348,291
International Consolidated Airlines Group SA	92,610	737,732
Intertek Group plc	23,360	1,559,486
Intu Properties plc (REIT)(x)	133,735	413,067
ITV plc	509,132	1,191,868
J Sainsbury plc	234,815	748,557
Johnson Matthey plc	27,693	1,269,115
Kingfisher plc	319,013	1,276,020
Land Securities Group plc (REIT)	96,229	1,254,005
Legal & General Group plc	808,099	2,814,334
Lloyds Banking Group plc	10,049,209	9,120,481
London Stock Exchange Group plc	42,943	2,203,921
Marks & Spencer Group plc	235,561	1,115,513
Meggitt plc	110,613	772,234
Merlin Entertainments plc(m)	99,290	592,731
Micro Focus International plc	61,537	1,968,310
National Grid plc	482,716	5,980,677
Next plc	21,960	1,547,829
Old Mutual plc	696,742	1,813,118
Pearson plc	116,958	959,149
Persimmon plc	44,067	1,524,665
Provident Financial plc(x)	21,612	240,513
Prudential plc	362,982	8,689,462
Reckitt Benckiser Group plc	93,528	8,538,564
RELX NV	135,842	2,891,535
RELX plc	147,389	3,233,096
Rio Tinto Ltd.	57,915	3,022,360
Rio Tinto plc	174,015	8,098,345
Rolls-Royce Holdings plc*	232,730	2,766,182
Royal Bank of Scotland Group plc*	465,669	1,674,182
Royal Mail plc	140,953	725,665
RSA Insurance Group plc	142,786	1,192,006
Sage Group plc (The)	152,862	1,430,773
Schroders plc	18,626	837,369
Segro plc (REIT)	142,350	1,022,415
Severn Trent plc	34,765	1,012,294
Sky plc	137,633	1,687,518
Smith & Nephew plc	115,286	2,082,434
Smiths Group plc	59,250	1,252,059
SSE plc	137,946	2,582,321
St James’s Place plc	75,963	1,166,518
Standard Chartered plc*	461,798	4,589,090
Standard Life Aberdeen plc	378,431	2,198,268
Tate & Lyle plc	70,008	608,363
Taylor Wimpey plc	471,493	1,235,170
Tesco plc*	1,170,347	2,935,008
Travis Perkins plc	36,975	717,433
Unilever NV (CVA)	229,080	13,548,313
Unilever plc	180,489	10,445,728
United Utilities Group plc	98,542	1,128,335
Vodafone Group plc	3,743,342	10,473,571
Weir Group plc (The)	30,500	803,095
Whitbread plc	23,722	1,197,116
Wm Morrison Supermarkets plc	320,811	1,006,365
Worldpay Group plc(m)	291,140	1,587,819
WPP plc	177,894	3,301,535

		319,452,564

United States (0.4%)
Carnival plc	26,873	1,707,946
QIAGEN NV*	32,679	1,028,539
Shire plc	127,212	6,457,179
Taro Pharmaceutical Industries Ltd.*	2,211	249,157
		9,442,821

Total Common Stocks (90.1%) (Cost $1,776,014,872)		2,025,279,794

	Number of Rights	Value (Note 1)
RIGHTS:
Singapore (0.0%)
CapitaLand Commercial Trust (REIT), expiring 10/19/17* (Cost $—)	53,916	11,607

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.4%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $4,600,613, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $4,694,505.(xx)	$4,600,000	$4,600,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $4,000,350, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $4,080,001.(xx)	4,000,000	4,000,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $4,900,490, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $4,998,017.(xx)	4,900,000	4,900,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,900,198, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $1,938,009.(xx)	1,900,000	1,900,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,400,146, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $1,428,013.(xx)	1,400,000	1,400,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $3,800,380, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $3,876,020.(xx)	3,800,000	3,800,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,170,056, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,193,352.(xx)	1,169,953	1,169,953
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $8,301,727, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $8,472,455.(xx)	8,300,000	8,300,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $2,400,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,449,866.(xx)	2,400,000	2,400,000
Macquarie Bank Ltd., 1.03%, dated 9/29/17, due 10/2/17, repurchase price $1,000,086, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,020,778.(xx)	1,000,000	1,000,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $10,000,983, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $10,201,004.(xx)	10,000,000	10,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $1,020,000.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $5,001,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $5,100,012.(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $4,000,824, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $4,080,000.(xx)	$4,000,000	$4,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $1,000,206, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $1,020,001.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		54,469,953

Total Short-Term Investments (2.4%) (Cost $54,469,953)		54,469,953

Total Investments (92.5%) (Cost $1,830,484,825)		2,079,761,354
Other Assets Less Liabilities (7.5%)		169,047,603

Net Assets (100%)		$2,248,808,957

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $13,232,672 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $53,576,165. This was secured by collateral of $54,469,953 which was received as cash and subsequently invested in short-term investments currently valued at $54,469,953, as reported in the Portfolio of Investments, and $55,572,034 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.750%, maturing 10/12/17-7/16/57.

Glossary:

AUD — Australian Dollar

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Sector Weightings as of September 30, 2017	Market Value	% of Net Assets
Financials	$435,552,791	19.4%
Industrials	292,296,969	13.0
Consumer Discretionary	243,449,078	10.8
Consumer Staples	226,336,143	10.1
Health Care	213,944,682	9.5
Materials	159,370,070	7.1
Information Technology	127,041,683	5.7
Energy	101,664,545	4.5
Telecommunication Services	86,226,209	3.8
Real Estate	71,951,714	3.2
Utilities	67,457,517	3.0
Repurchase Agreements	54,469,953	2.4
Cash and Other	169,047,603	7.5

		100.0%

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	272,833	7,022,173	91,737	(274,504)	24,232	1,388,147	8,251,785	305,808	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	2,107	12/2017	EUR	89,051,815	2,016,676
FTSE 100 Index	563	12/2017	GBP	55,295,213	(328,054)
SPI 200 Index	189	12/2017	AUD	21,007,250	(116,193)
TOPIX Index	369	12/2017	JPY	54,927,794	2,961,263

					4,533,692

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	4,389,519	USD	5,772,126	Credit Suisse	12/15/2017	123,293

Total unrealized appreciation						123,293

AUD	3,111,688	USD	2,497,435	Credit Suisse	12/15/2017	(58,760)
EUR	7,400,398	USD	8,930,393	Credit Suisse	12/15/2017	(147,570)
JPY	621,257,980	USD	5,753,827	Credit Suisse	12/15/2017	(212,665)

Total unrealized depreciation						(418,995)

Net unrealized depreciation						(295,702)

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

AXA INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$833,901	$242,615,177	$—	$243,449,078
Consumer Staples	—	226,336,143	—	226,336,143
Energy	—	101,664,545	—	101,664,545
Financials	—	435,552,791	—	435,552,791
Health Care	2,515,703	211,428,979	—	213,944,682
Industrials	4,637,032	287,659,937	—	292,296,969
Information Technology	7,600,101	119,441,582	—	127,041,683
Materials	—	159,370,070	—	159,370,070
Real Estate	1,207,428	70,732,679	—	71,940,107
Telecommunication Services	—	86,226,209	—	86,226,209
Utilities	—	67,457,517	—	67,457,517
Forward Currency Contracts	—	123,293	—	123,293
Futures	4,977,939	—	—	4,977,939
Rights
Real Estate	—	11,607	—	11,607
Short-Term Investments
Repurchase Agreements	—	54,469,953	—	54,469,953

Total Assets	$21,772,104	$2,063,090,482	$—	$2,084,862,586

Liabilities:
Forward Currency Contracts	$—	$(418,995)	$—	$(418,995)
Futures	(444,247)	—	—	(444,247)

Total Liabilities	$(444,247)	$(418,995)	$—	$(863,242)

Total	$21,327,857	$2,062,671,487	$—	$2,083,999,344

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$347,874,743
Aggregate gross unrealized depreciation	(101,212,668)

Net unrealized appreciation	$246,662,075

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,837,337,269

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.2%)
AGL Energy Ltd.	70,376	$1,290,093
Alumina Ltd.(x)	239,880	413,956
Amcor Ltd.	122,276	1,458,841
AMP Ltd.	317,906	1,204,435
APA Group	119,262	781,135
Aristocrat Leisure Ltd.	59,618	982,051
ASX Ltd.	20,912	860,029
Aurizon Holdings Ltd.	219,549	843,850
AusNet Services	188,138	249,402
Australia & New Zealand Banking Group Ltd.	314,908	7,311,609
Bank of Queensland Ltd.	45,692	465,214
Bendigo & Adelaide Bank Ltd.(x)	52,806	480,898
BHP Billiton Ltd.	344,474	6,965,895
BHP Billiton plc	226,533	3,990,220
BlueScope Steel Ltd.	62,146	534,758
Boral Ltd.	126,102	669,651
Brambles Ltd.	173,778	1,226,803
Caltex Australia Ltd.	28,266	711,716
Challenger Ltd.	63,976	624,776
CIMIC Group Ltd.	9,797	339,744
Coca-Cola Amatil Ltd.	57,235	347,039
Cochlear Ltd.	5,793	723,455
Commonwealth Bank of Australia	185,036	10,921,953
Computershare Ltd.	47,708	541,499
Crown Resorts Ltd.	41,505	368,214
CSL Ltd.	48,548	5,101,337
Dexus (REIT)	106,892	796,538
Domino’s Pizza Enterprises Ltd.(x)	6,932	249,144
Flight Centre Travel Group Ltd.(x)	7,163	252,896
Fortescue Metals Group Ltd.(x)	157,812	636,269
Goodman Group (REIT)	196,770	1,271,814
GPT Group (The) (REIT)	195,301	759,843
Harvey Norman Holdings Ltd.(x)	57,008	173,502
Healthscope Ltd.(x)	189,850	248,694
Incitec Pivot Ltd.	187,949	530,738
Insurance Australia Group Ltd.	249,652	1,247,418
LendLease Group	60,055	844,160
Macquarie Group Ltd.	34,383	2,452,115
Medibank Pvt Ltd.	295,559	676,962
Mirvac Group (REIT)	401,256	720,766
National Australia Bank Ltd.	286,956	7,090,281
Newcrest Mining Ltd.	81,431	1,342,641
Oil Search Ltd.	145,618	799,559
Orica Ltd.	35,949	557,482
Origin Energy Ltd.*	192,735	1,130,836
Qantas Airways Ltd.	49,952	228,433
QBE Insurance Group Ltd.	149,519	1,174,000
Ramsay Health Care Ltd.	14,404	703,670
REA Group Ltd.	5,913	310,757
Santos Ltd.*	193,884	611,372
Scentre Group (REIT)	553,225	1,705,422
SEEK Ltd.	34,325	447,216
Sonic Healthcare Ltd.	42,306	693,895
South32 Ltd.	559,784	1,435,839
Stockland (REIT)	264,109	890,818
Suncorp Group Ltd.	133,677	1,368,374
Sydney Airport	115,918	646,484
Tabcorp Holdings Ltd.(x)	91,817	307,531
Tatts Group Ltd.	144,981	452,618
Telstra Corp. Ltd.	435,379	1,191,874
TPG Telecom Ltd.(x)	37,702	144,023
Transurban Group	219,024	2,041,013
Treasury Wine Estates Ltd.	80,662	866,184
Vicinity Centres (REIT)	357,265	745,435
Wesfarmers Ltd.	120,927	3,920,363
Westfield Corp. (REIT)	211,793	1,302,462
Westpac Banking Corp.	357,961	8,962,644
Woodside Petroleum Ltd.	79,003	1,803,326
Woolworths Ltd.	137,341	2,715,880

		105,859,864

Austria (0.2%)
ANDRITZ AG	8,014	463,216
Erste Group Bank AG*	33,459	1,445,179
OMV AG	16,529	962,911
Raiffeisen Bank International AG*	15,834	530,641
voestalpine AG	11,701	596,670

		3,998,617

Belgium (1.1%)
Ageas	20,158	947,272
Anheuser-Busch InBev SA/NV	81,726	9,784,766
Colruyt SA(x)	6,613	338,702
Groupe Bruxelles Lambert SA	8,145	856,765
KBC Group NV	26,797	2,270,838
Proximus SADP	16,763	577,624
Solvay SA	7,987	1,193,195
Telenet Group Holding NV*	5,104	337,695
UCB SA	13,980	995,178
Umicore SA	10,153	839,868

		18,141,903

Chile (0.0%)
Antofagasta plc	39,468	501,899

China (0.1%)
BOC Hong Kong Holdings Ltd.	405,523	1,970,096
Yangzijiang Shipbuilding Holdings Ltd.	205,399	216,536

		2,186,632

Denmark (1.7%)
AP Moller - Maersk A/S, Class A	416	764,442
AP Moller - Maersk A/S, Class B	700	1,329,681
Carlsberg A/S, Class B	11,400	1,247,504
Chr Hansen Holding A/S	10,181	873,177
Coloplast A/S, Class B	12,356	1,002,806
Danske Bank A/S	78,370	3,134,178
DONG Energy A/S(m)	17,234	986,481
DSV A/S	20,852	1,577,416
Genmab A/S*	6,212	1,371,400
H Lundbeck A/S	7,559	436,162
ISS A/S	18,486	743,404
Novo Nordisk A/S, Class B	199,187	9,522,380
Novozymes A/S, Class B	25,302	1,298,404
Pandora A/S	11,988	1,183,330
TDC A/S	91,044	533,431
Tryg A/S	14,419	332,980
Vestas Wind Systems A/S	23,433	2,102,783
William Demant Holding A/S*	11,159	294,560

		28,734,519

Finland (0.9%)
Elisa OYJ	15,265	657,079
Fortum OYJ	49,033	978,811
Kone OYJ, Class B	35,241	1,865,980
Metso OYJ	12,196	447,425
Neste OYJ	14,509	633,625
Nokia OYJ	623,932	3,746,120
Nokian Renkaat OYJ	13,123	583,644
Orion OYJ, Class B	10,918	506,610
Sampo OYJ, Class A	47,525	2,511,913
Stora Enso OYJ, Class R	54,797	773,937
UPM-Kymmene OYJ	58,871	1,595,461
Wartsila OYJ Abp	16,334	1,156,379

		15,456,984

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
France (9.4%)
Accor SA	18,772	$932,615
Aeroports de Paris	3,182	514,478
Air Liquide SA	41,723	5,564,906
Airbus SE	62,213	5,912,511
Alstom SA	16,941	719,511
Arkema SA	6,956	852,960
Atos SE	9,988	1,549,382
AXA SA‡	208,124	6,294,673
BNP Paribas SA	119,686	9,654,432
Bollore SA	99,352	496,587
Bouygues SA	22,371	1,061,577
Bureau Veritas SA	26,405	681,428
Capgemini SE	16,929	1,984,031
Carrefour SA	59,599	1,204,173
Casino Guichard Perrachon SA	6,155	365,039
Cie de Saint-Gobain	53,134	3,166,329
Cie Generale des Etablissements Michelin	18,297	2,670,715
CNP Assurances	20,084	470,710
Credit Agricole SA	120,182	2,184,623
Danone SA	63,129	4,952,009
Dassault Aviation SA	269	435,073
Dassault Systemes SE	13,688	1,384,662
Edenred	24,603	668,801
Eiffage SA	7,893	817,197
Electricite de France SA	62,091	754,035
Engie SA	183,634	3,118,822
Essilor International SA	21,974	2,720,470
Eurazeo SA	4,274	382,040
Eutelsat Communications SA	19,342	572,879
Fonciere Des Regions (REIT)	3,877	402,732
Gecina SA (REIT)	5,211	844,998
Groupe Eurotunnel SE (Registered)	49,026	591,027
Hermes International	3,378	1,702,983
ICADE (REIT)	2,949	263,045
Iliad SA	2,687	714,071
Imerys SA	4,112	371,545
Ingenico Group SA	5,816	551,289
Ipsen SA	4,120	547,567
JCDecaux SA	8,133	304,521
Kering	8,127	3,237,467
Klepierre SA (REIT)	23,898	938,018
Lagardere SCA	11,475	384,152
Legrand SA	28,384	2,049,054
L’Oreal SA	27,007	5,742,331
LVMH Moet Hennessy Louis Vuitton SE	29,919	8,255,088
Natixis SA	106,299	850,548
Orange SA	213,439	3,496,373
Pernod Ricard SA	22,619	3,129,144
Peugeot SA	54,020	1,286,502
Publicis Groupe SA	21,887	1,528,555
Remy Cointreau SA	2,501	296,184
Renault SA	18,910	1,857,486
Rexel SA	33,587	581,156
Safran SA	33,318	3,403,881
Sanofi	121,056	12,019,822
Schneider Electric SE*	60,372	5,253,771
SCOR SE	18,374	770,383
SEB SA	2,587	474,536
Societe BIC SA	3,248	389,255
Societe Generale SA	82,301	4,818,346
Sodexo SA	9,776	1,218,974
Suez	39,122	714,150
Thales SA	11,659	1,319,827
TOTAL SA	250,895	13,475,933
Unibail-Rodamco SE (REIT)	10,513	2,556,509
Valeo SA	26,253	1,947,964
Veolia Environnement SA	51,146	1,181,787
Vinci SA	53,856	5,117,654
Vivendi SA	108,562	2,748,388
Wendel SA	3,216	520,926
Zodiac Aerospace	21,886	632,838

		160,577,448

Germany (8.8%)
adidas AG	19,996	4,523,408
Allianz SE (Registered)	48,773	10,949,631
Axel Springer SE(x)	4,736	304,335
BASF SE	98,513	10,483,584
Bayer AG (Registered)	88,288	12,031,277
Bayerische Motoren Werke AG	35,486	3,599,788
Bayerische Motoren Werke AG (Preference)(q)	5,867	522,700
Beiersdorf AG	10,761	1,157,758
Brenntag AG	16,740	932,171
Commerzbank AG*	114,145	1,552,791
Continental AG	11,633	2,952,607
Covestro AG(m)	12,243	1,052,693
Daimler AG (Registered)	103,273	8,235,277
Deutsche Bank AG (Registered)	221,814	3,835,430
Deutsche Boerse AG	21,134	2,290,758
Deutsche Lufthansa AG (Registered)	25,003	694,745
Deutsche Post AG (Registered)	103,617	4,612,642
Deutsche Telekom AG (Registered)	351,139	6,550,952
Deutsche Wohnen SE	38,681	1,642,157
E.ON SE	234,999	2,659,689
Evonik Industries AG	17,173	613,368
Fraport AG Frankfurt Airport Services Worldwide	4,338	411,910
Fresenius Medical Care AG & Co. KGaA	23,004	2,250,386
Fresenius SE & Co. KGaA	44,237	3,568,363
FUCHS PETROLUB SE (Preference)(q)	7,647	452,713
GEA Group AG(x)	20,051	912,147
Hannover Rueck SE	6,573	792,012
HeidelbergCement AG	15,917	1,636,106
Henkel AG & Co. KGaA	11,379	1,384,558
Henkel AG & Co. KGaA (Preference)(q)	18,863	2,567,175
HOCHTIEF AG	2,130	359,366
HUGO BOSS AG	6,706	591,187
Infineon Technologies AG	119,590	3,006,375
Innogy SE(m)(x)	13,805	614,384
K+S AG (Registered)(x)	20,528	559,240
KION Group AG	7,581	725,490
LANXESS AG	9,723	767,180
Linde AG	19,715	4,111,489
MAN SE	4,115	464,417
Merck KGaA	14,260	1,586,288
METRO AG*	20,242	427,881
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	16,552	3,538,912
OSRAM Licht AG	9,473	755,851
Porsche Automobil Holding SE (Preference)(q)	16,400	1,048,629
ProSiebenSat.1 Media SE	25,860	881,311
RWE AG*	54,787	1,244,548
SAP SE	104,912	11,493,142
Schaeffler AG (Preference)(q)	18,925	305,316
Siemens AG (Registered)	82,052	11,559,689
Symrise AG	13,184	1,001,466

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Telefonica Deutschland Holding AG	79,800	$447,811
thyssenkrupp AG	44,412	1,316,200
TUI AG	48,045	815,055
United Internet AG (Registered)	13,310	828,556
Volkswagen AG	3,496	591,898
Volkswagen AG (Preference)(q)	19,748	3,220,942
Vonovia SE	49,249	2,095,466
Zalando SE(m)(x)*	10,773	539,863

		150,071,083

Hong Kong (3.0%)
AIA Group Ltd.	1,293,500	9,537,816
ASM Pacific Technology Ltd.	27,477	395,714
Bank of East Asia Ltd. (The)	134,221	579,902
CK Asset Holdings Ltd.	277,880	2,299,778
CK Hutchison Holdings Ltd.	289,780	3,704,047
CK Infrastructure Holdings Ltd.(x)	70,113	603,154
CLP Holdings Ltd.	170,628	1,748,524
First Pacific Co. Ltd.	256,900	204,886
Galaxy Entertainment Group Ltd.	257,000	1,809,488
Hang Lung Group Ltd.	100,300	360,159
Hang Lung Properties Ltd.	219,711	521,461
Hang Seng Bank Ltd.	84,379	2,056,654
Henderson Land Development Co. Ltd.	134,533	891,249
HK Electric Investments & HK Electric Investments Ltd.(m)	313,000	285,289
HKT Trust & HKT Ltd.	345,711	419,990
Hong Kong & China Gas Co. Ltd.	893,941	1,679,944
Hong Kong Exchanges & Clearing Ltd.	124,302	3,341,623
Hongkong Land Holdings Ltd.	124,400	891,948
Hutchison Port Holdings Trust (OTC Exchange)	106,500	44,730
Hutchison Port Holdings Trust (Singapore Stock Exchange)(x)	480,600	206,658
Hysan Development Co. Ltd.	61,807	290,774
I-CABLE Communications Ltd.*	59,430	1,940
Jardine Matheson Holdings Ltd.	23,600	1,486,092
Jardine Strategic Holdings Ltd.	22,300	954,440
Kerry Properties Ltd.	51,924	215,032
Li & Fung Ltd.	651,950	327,160
Link REIT (REIT)	236,219	1,914,161
Melco Resorts & Entertainment Ltd. (ADR)	26,346	635,466
MTR Corp. Ltd.	162,016	945,764
New World Development Co. Ltd.	608,313	873,735
NWS Holdings Ltd.(x)	168,262	327,839
PCCW Ltd.	491,365	266,075
Power Assets Holdings Ltd.	150,714	1,305,213
Sands China Ltd.	266,396	1,386,271
Shangri-La Asia Ltd.	97,535	180,796
Sino Land Co. Ltd.	355,700	624,738
SJM Holdings Ltd.(x)	210,900	193,038
Sun Hung Kai Properties Ltd.	153,908	2,500,246
Swire Pacific Ltd., Class A	53,812	522,166
Swire Properties Ltd.	117,600	398,945
Techtronic Industries Co. Ltd.	149,000	795,394
WH Group Ltd.(m)	809,400	860,006
Wharf Holdings Ltd. (The)	132,413	1,179,777
Wheelock & Co. Ltd.	89,374	628,693
Yue Yuen Industrial Holdings Ltd.	82,537	313,809

		50,710,584

Ireland (0.5%)
AerCap Holdings NV*	15,656	800,178
Bank of Ireland Group plc (Aquis Stock Exchange)	30	249
Bank of Ireland Group plc (Turquoise Stock Exchange)	100,631	824,222
CRH plc	88,633	3,380,979
James Hardie Industries plc (CHDI)	48,678	676,603
Kerry Group plc (London Stock Exchange), Class A	5	483
Kerry Group plc (Turquoise Stock Exchange), Class A	17,603	1,691,237
Paddy Power Betfair plc(x)	8,700	868,051
Ryanair Holdings plc (ADR)*	1,760	185,539

		8,427,541

Israel (0.4%)
Azrieli Group Ltd.	4,179	231,956
Bank Hapoalim BM	113,179	791,818
Bank Leumi Le-Israel BM	165,295	876,791
Bezeq The Israeli Telecommunication Corp. Ltd.	213,617	305,245
Check Point Software Technologies Ltd.*	14,337	1,634,705
Elbit Systems Ltd.	2,714	398,716
Frutarom Industries Ltd.	4,413	339,452
Israel Chemicals Ltd.	38,671	171,540
Mizrahi Tefahot Bank Ltd.	14,278	255,807
Nice Ltd.	6,441	513,487
Teva Pharmaceutical Industries Ltd. (ADR)	96,084	1,691,078

		7,210,595

Italy (1.9%)
Assicurazioni Generali SpA	132,195	2,462,362
Atlantia SpA	49,702	1,569,020
Enel SpA	870,777	5,243,628
Eni SpA	272,853	4,514,789
Ferrari NV	13,328	1,472,846
Intesa Sanpaolo SpA	1,360,848	4,812,292
Intesa Sanpaolo SpA (RNC)	99,650	329,774
Leonardo SpA	37,912	710,210
Luxottica Group SpA	17,744	991,748
Mediobanca SpA	62,303	668,614
Poste Italiane SpA(m)	55,264	406,922
Prysmian SpA	21,618	730,228
Recordati SpA	11,440	527,316
Saipem SpA*	60,455	260,656
Snam SpA	243,681	1,173,915
Telecom Italia SpA*	1,222,467	1,145,031
Telecom Italia SpA (RNC)	564,062	423,999
Terna Rete Elettrica Nazionale SpA	154,317	901,358
UniCredit SpA*	213,783	4,553,116
UnipolSai Assicurazioni SpA(x)	86,957	203,082

		33,100,906

Japan (20.9%)
ABC-Mart, Inc.	3,611	190,618
Acom Co. Ltd.(x)*	47,119	182,572
Aeon Co. Ltd.	66,850	987,675
AEON Financial Service Co. Ltd.(x)	11,403	238,244
Aeon Mall Co. Ltd.	14,131	251,539
Air Water, Inc.	16,013	295,428
Aisin Seiki Co. Ltd.	19,310	1,017,625
Ajinomoto Co., Inc.	55,394	1,081,051
Alfresa Holdings Corp.	21,810	399,083
Alps Electric Co. Ltd.(x)	21,013	554,433
Amada Holdings Co. Ltd.	38,873	426,644
ANA Holdings, Inc.	12,624	477,807
Aozora Bank Ltd.	12,366	470,364
Asahi Glass Co. Ltd.	21,477	796,858
Asahi Group Holdings Ltd.	41,122	1,664,980
Asahi Kasei Corp.	134,225	1,652,092
Asics Corp.	16,160	240,695

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Astellas Pharma, Inc.	220,856	$2,809,646
Bandai Namco Holdings, Inc.	21,578	740,201
Bank of Kyoto Ltd. (The)	5,612	285,265
Benesse Holdings, Inc.	7,408	267,287
Bridgestone Corp.	69,180	3,139,152
Brother Industries Ltd.	24,133	561,477
Calbee, Inc.	8,750	307,543
Canon, Inc.	114,393	3,908,830
Casio Computer Co. Ltd.	23,284	327,766
Central Japan Railway Co.	15,117	2,650,597
Chiba Bank Ltd. (The)	75,714	541,655
Chubu Electric Power Co., Inc.	68,237	847,164
Chugai Pharmaceutical Co. Ltd.	24,684	1,024,433
Chugoku Bank Ltd. (The)(x)	18,345	251,393
Chugoku Electric Power Co., Inc. (The)(x)	32,889	349,277
Coca-Cola Bottlers Japan, Inc.	13,906	451,072
Concordia Financial Group Ltd.	122,331	604,561
Credit Saison Co. Ltd.	17,186	356,626
CYBERDYNE, Inc.(x)*	11,997	159,818
Dai Nippon Printing Co. Ltd.	28,738	687,771
Daicel Corp.	28,249	340,419
Dai-ichi Life Holdings, Inc.	117,100	2,101,088
Daiichi Sankyo Co. Ltd.	61,997	1,398,342
Daikin Industries Ltd.	26,211	2,654,293
Daito Trust Construction Co. Ltd.	7,601	1,384,763
Daiwa House Industry Co. Ltd.	59,696	2,061,044
Daiwa House REIT Investment Corp. (REIT)	162	387,850
Daiwa Securities Group, Inc.	176,502	999,642
DeNA Co. Ltd.	12,080	270,747
Denso Corp.	50,261	2,542,865
Dentsu, Inc.	23,856	1,047,311
Disco Corp.	3,127	636,099
Don Quijote Holdings Co. Ltd.	13,927	520,445
East Japan Railway Co.(x)	35,365	3,263,857
Eisai Co. Ltd.	28,420	1,458,822
Electric Power Development Co. Ltd.	13,686	343,716
FamilyMart UNY Holdings Co. Ltd.	9,727	512,607
FANUC Corp.	20,725	4,197,492
Fast Retailing Co. Ltd.	5,772	1,702,490
Fuji Electric Co. Ltd.	60,883	337,623
FUJIFILM Holdings Corp.	45,116	1,750,914
Fujitsu Ltd.	206,867	1,536,726
Fukuoka Financial Group, Inc.	88,332	408,199
Hachijuni Bank Ltd. (The)	37,758	235,893
Hakuhodo DY Holdings, Inc.	25,103	329,724
Hamamatsu Photonics KK	16,461	497,377
Hankyu Hanshin Holdings, Inc.	25,635	972,774
Hikari Tsushin, Inc.	2,095	262,515
Hino Motors Ltd.	28,318	346,284
Hirose Electric Co. Ltd.	3,400	478,614
Hiroshima Bank Ltd. (The)	22,215	179,852
Hisamitsu Pharmaceutical Co., Inc.	7,233	347,107
Hitachi Chemical Co. Ltd.	11,037	302,592
Hitachi Construction Machinery Co. Ltd.	11,888	352,335
Hitachi High-Technologies Corp.	7,455	270,308
Hitachi Ltd.	515,753	3,634,220
Hitachi Metals Ltd.	23,249	323,554
Honda Motor Co. Ltd.	184,397	5,460,216
Hoshizaki Corp.	6,049	531,656
Hoya Corp.	41,131	2,220,581
Hulic Co. Ltd.	33,597	329,327
Idemitsu Kosan Co. Ltd.	11,059	312,040
IHI Corp.	16,716	580,845
Iida Group Holdings Co. Ltd.(x)	16,561	295,235
Inpex Corp.	101,578	1,079,196
Isetan Mitsukoshi Holdings Ltd.(x)	34,382	359,021
Isuzu Motors Ltd.	55,553	736,099
ITOCHU Corp.	157,671	2,582,427
J Front Retailing Co. Ltd.	26,490	366,069
Japan Airlines Co. Ltd.	13,672	462,679
Japan Airport Terminal Co. Ltd.(x)	5,858	208,759
Japan Exchange Group, Inc.	54,955	972,365
Japan Post Bank Co. Ltd.	41,966	518,398
Japan Post Holdings Co. Ltd.(x)	167,547	1,978,849
Japan Prime Realty Investment Corp. (REIT)	101	337,489
Japan Real Estate Investment Corp. (REIT)	137	658,671
Japan Retail Fund Investment Corp. (REIT)	284	509,572
Japan Tobacco, Inc.	118,021	3,868,131
JFE Holdings, Inc.	57,168	1,116,433
JGC Corp.	22,536	364,702
JSR Corp.	20,890	396,915
JTEKT Corp.	23,785	329,323
JXTG Holdings, Inc.	331,678	1,706,362
Kajima Corp.	95,312	946,979
Kakaku.com, Inc.(x)	16,397	208,961
Kamigumi Co. Ltd.	13,980	323,631
Kaneka Corp.	29,710	230,762
Kansai Electric Power Co., Inc. (The)	77,475	991,115
Kansai Paint Co. Ltd.(x)	22,341	562,272
Kao Corp.	52,350	3,079,822
Kawasaki Heavy Industries Ltd.	16,160	535,665
KDDI Corp.	193,288	5,096,516
Keihan Holdings Co. Ltd.(x)	10,327	302,405
Keikyu Corp.(x)	26,287	532,855
Keio Corp.(x)	13,148	542,153
Keisei Electric Railway Co. Ltd.	15,766	436,446
Keyence Corp.	10,435	5,540,913
Kikkoman Corp.(x)	15,926	489,704
Kintetsu Group Holdings Co. Ltd.	19,695	732,476
Kirin Holdings Co. Ltd.	93,160	2,192,292
Kobe Steel Ltd.(x)	33,882	387,223
Koito Manufacturing Co. Ltd.(x)	11,804	740,602
Komatsu Ltd.	98,887	2,813,040
Konami Holdings Corp.	10,000	480,782
Konica Minolta, Inc.(x)	51,857	425,824
Kose Corp.	3,300	378,023
Kubota Corp.	112,130	2,038,320
Kuraray Co. Ltd.	37,020	692,202
Kurita Water Industries Ltd.(x)	10,997	317,620
Kyocera Corp.	33,881	2,102,263
Kyowa Hakko Kirin Co. Ltd.	30,117	512,277
Kyushu Electric Power Co., Inc.(x)	48,135	511,187
Kyushu Financial Group, Inc.	26,513	163,048
Kyushu Railway Co.	17,565	522,150
Lawson, Inc.	5,542	366,922
LINE Corp.(x)*	5,106	184,456
Lion Corp.	22,224	405,671
LIXIL Group Corp.	26,681	708,016
M3, Inc.	22,915	652,678
Mabuchi Motor Co. Ltd.	4,833	241,811
Makita Corp.	24,592	991,111
Marubeni Corp.	180,938	1,235,733
Marui Group Co. Ltd.(x)	22,986	329,086
Maruichi Steel Tube Ltd.	6,673	194,215
Mazda Motor Corp.	61,759	946,761
McDonald’s Holdings Co. Japan Ltd.	7,131	315,595
Mebuki Financial Group, Inc.	90,738	350,776
Medipal Holdings Corp.	18,401	319,534

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
MEIJI Holdings Co. Ltd.	12,335	$977,811
MINEBEA MITSUMI, Inc.	43,387	678,615
Miraca Holdings, Inc.	6,986	324,699
MISUMI Group, Inc.	29,425	774,817
Mitsubishi Chemical Holdings Corp.	151,419	1,442,534
Mitsubishi Corp.	160,004	3,719,089
Mitsubishi Electric Corp.	206,048	3,219,128
Mitsubishi Estate Co. Ltd.	131,924	2,293,795
Mitsubishi Gas Chemical Co., Inc.	19,197	449,878
Mitsubishi Heavy Industries Ltd.	33,889	1,339,887
Mitsubishi Materials Corp.	10,820	374,048
Mitsubishi Motors Corp.(x)	72,632	574,472
Mitsubishi Tanabe Pharma Corp.	22,805	522,878
Mitsubishi UFJ Financial Group, Inc.	1,283,031	8,331,577
Mitsubishi UFJ Lease & Finance Co. Ltd.	50,460	267,266
Mitsui & Co. Ltd.	180,731	2,671,012
Mitsui Chemicals, Inc.	20,169	612,995
Mitsui Fudosan Co. Ltd.	94,650	2,052,397
Mitsui OSK Lines Ltd.	11,167	338,409
Mixi, Inc.(x)	5,405	260,823
Mizuho Financial Group, Inc.	2,586,674	4,530,846
MS&AD Insurance Group Holdings, Inc.	51,980	1,673,615
Murata Manufacturing Co. Ltd.	20,428	3,002,703
Nabtesco Corp.	13,305	494,245
Nagoya Railroad Co. Ltd.	17,302	372,555
NEC Corp.	27,984	758,498
Nexon Co. Ltd.	21,661	565,178
NGK Insulators Ltd.	28,929	541,945
NGK Spark Plug Co. Ltd.(x)	17,756	377,921
NH Foods Ltd.	18,982	522,100
Nidec Corp.	25,469	3,128,030
Nikon Corp.	36,335	629,990
Nintendo Co. Ltd.	12,050	4,450,549
Nippon Building Fund, Inc. (REIT)	132	658,094
Nippon Electric Glass Co. Ltd.	8,842	342,192
Nippon Express Co. Ltd.	8,510	554,351
Nippon Paint Holdings Co. Ltd.	17,576	597,451
Nippon Prologis REIT, Inc. (REIT)	186	391,918
Nippon Steel & Sumitomo Metal Corp.	83,162	1,909,345
Nippon Telegraph & Telephone Corp.	74,007	3,391,727
Nippon Yusen KK*	17,819	370,397
Nissan Chemical Industries Ltd.	14,117	496,808
Nissan Motor Co. Ltd.	247,419	2,450,553
Nisshin Seifun Group, Inc.	23,182	388,341
Nissin Foods Holdings Co. Ltd.(x)	6,744	409,944
Nitori Holdings Co. Ltd.	8,825	1,261,891
Nitto Denko Corp.	17,459	1,455,679
NOK Corp.	10,223	228,944
Nomura Holdings, Inc.	380,143	2,128,328
Nomura Real Estate Holdings, Inc.	13,046	278,021
Nomura Real Estate Master Fund, Inc. (REIT)	408	530,463
Nomura Research Institute Ltd.	15,275	595,932
NSK Ltd.	36,423	491,035
NTT Data Corp.	71,523	765,285
NTT DOCOMO, Inc.(x)	147,101	3,360,348
Obayashi Corp.	67,394	807,949
Obic Co. Ltd.	6,127	385,507
Odakyu Electric Railway Co. Ltd.	30,555	579,737
Oji Holdings Corp.	89,798	484,402
Olympus Corp.	31,687	1,072,895
Omron Corp.	20,083	1,022,667
Ono Pharmaceutical Co. Ltd.	45,433	1,029,384
Oracle Corp. Japan	4,001	314,320
Oriental Land Co. Ltd.	23,290	1,774,614
ORIX Corp.	139,167	2,244,110
Osaka Gas Co. Ltd.	37,681	700,540
Otsuka Corp.	5,544	355,230
Otsuka Holdings Co. Ltd.	40,603	1,613,295
Panasonic Corp.	235,376	3,410,625
Park24 Co. Ltd.	13,090	318,743
Pola Orbis Holdings, Inc.	10,145	306,987
Rakuten, Inc.	102,618	1,118,972
Recruit Holdings Co. Ltd.	115,197	2,494,869
Renesas Electronics Corp.*	53,512	583,032
Resona Holdings, Inc.	240,346	1,234,570
Ricoh Co. Ltd.	71,196	692,188
Rinnai Corp.	3,849	329,401
Rohm Co. Ltd.	10,034	859,611
Ryohin Keikaku Co. Ltd.	2,378	700,562
Sankyo Co. Ltd.	5,047	161,020
Santen Pharmaceutical Co. Ltd.	35,623	561,294
SBI Holdings, Inc.	21,838	328,759
Secom Co. Ltd.	22,194	1,617,731
Sega Sammy Holdings, Inc.	19,064	266,328
Seibu Holdings, Inc.	18,866	322,243
Seiko Epson Corp.	28,259	683,841
Sekisui Chemical Co. Ltd.	42,839	842,884
Sekisui House Ltd.	64,385	1,085,147
Seven & i Holdings Co. Ltd.	80,267	3,099,401
Seven Bank Ltd.(x)	70,285	253,594
Sharp Corp.(x)*	16,138	486,895
Shimadzu Corp.	28,262	556,575
Shimamura Co. Ltd.	2,337	280,378
Shimano, Inc.	8,223	1,095,426
Shimizu Corp.	60,282	668,044
Shin-Etsu Chemical Co. Ltd.	41,629	3,721,731
Shinsei Bank Ltd.	18,298	292,870
Shionogi & Co. Ltd.	30,838	1,685,710
Shiseido Co. Ltd.	41,062	1,642,845
Shizuoka Bank Ltd. (The)	50,724	456,189
Showa Shell Sekiyu KK	22,830	262,740
SMC Corp.	5,923	2,089,170
SoftBank Group Corp.	88,503	7,144,734
Sohgo Security Services Co. Ltd.(x)	8,272	379,325
Sompo Holdings, Inc.	36,333	1,413,605
Sony Corp.	135,567	5,043,177
Sony Financial Holdings, Inc.	18,719	307,090
Stanley Electric Co. Ltd.	16,034	549,310
Start Today Co. Ltd.	20,655	654,389
Subaru Corp.	64,743	2,335,984
Sumitomo Chemical Co. Ltd.	166,340	1,039,209
Sumitomo Corp.	128,640	1,850,290
Sumitomo Dainippon Pharma Co. Ltd.(x)	16,938	220,371
Sumitomo Electric Industries Ltd.	81,458	1,330,547
Sumitomo Heavy Industries Ltd.	12,113	485,489
Sumitomo Metal Mining Co. Ltd.(x)	26,815	861,210
Sumitomo Mitsui Financial Group, Inc.	144,087	5,531,712
Sumitomo Mitsui Trust Holdings, Inc.	33,859	1,221,963
Sumitomo Realty & Development Co. Ltd.	37,762	1,142,676
Sumitomo Rubber Industries Ltd.	18,757	343,719
Sundrug Co. Ltd.	8,439	349,484
Suntory Beverage & Food Ltd.	13,989	622,838
Suruga Bank Ltd.	18,745	404,136
Suzuken Co. Ltd.	7,756	275,708
Suzuki Motor Corp.(x)	36,645	1,922,051
Sysmex Corp.	16,751	1,068,848
T&D Holdings, Inc.	54,900	796,971

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Taiheiyo Cement Corp.	11,641	$449,482
Taisei Corp.	22,745	1,192,605
Taisho Pharmaceutical Holdings Co. Ltd.	3,321	252,045
Taiyo Nippon Sanso Corp.(x)	14,655	173,477
Takashimaya Co. Ltd.	30,069	281,651
Takeda Pharmaceutical Co. Ltd.	76,290	4,212,984
TDK Corp.	14,322	972,407
Teijin Ltd.	20,935	412,653
Terumo Corp.	33,762	1,327,677
THK Co. Ltd.	11,068	376,720
Tobu Railway Co. Ltd.	20,423	560,816
Toho Co. Ltd.	12,740	444,386
Toho Gas Co. Ltd.(x)	8,717	255,260
Tohoku Electric Power Co., Inc.	47,235	600,696
Tokio Marine Holdings, Inc.	72,464	2,834,806
Tokyo Electric Power Co. Holdings, Inc.*	141,503	570,916
Tokyo Electron Ltd.	16,454	2,526,773
Tokyo Gas Co. Ltd.	42,105	1,031,998
Tokyo Tatemono Co. Ltd.	22,420	286,713
Tokyu Corp.	58,377	826,435
Tokyu Fudosan Holdings Corp.	55,462	334,670
Toppan Printing Co. Ltd.	59,247	587,600
Toray Industries, Inc.	158,986	1,542,175
Toshiba Corp.*	428,900	1,200,653
Tosoh Corp.	31,780	716,221
TOTO Ltd.(x)	16,109	678,575
Toyo Seikan Group Holdings Ltd.	18,693	312,311
Toyo Suisan Kaisha Ltd.	9,559	351,268
Toyoda Gosei Co. Ltd.	6,538	154,495
Toyota Industries Corp.	16,479	947,515
Toyota Motor Corp.	278,734	16,621,241
Toyota Tsusho Corp.	23,053	756,995
Trend Micro, Inc.	12,654	623,001
Tsuruha Holdings, Inc.	4,112	491,503
Unicharm Corp.	44,516	1,019,091
United Urban Investment Corp. (REIT)	335	490,629
USS Co. Ltd.	21,389	431,487
West Japan Railway Co.	17,673	1,228,511
Yahoo Japan Corp.(x)	142,722	677,303
Yakult Honsha Co. Ltd.(x)	9,549	688,224
Yamada Denki Co. Ltd.(x)	70,017	382,675
Yamaguchi Financial Group, Inc.(x)	21,319	249,519
Yamaha Corp.	16,398	604,770
Yamaha Motor Co. Ltd.	30,489	913,112
Yamato Holdings Co. Ltd.(x)	37,753	762,106
Yamazaki Baking Co. Ltd.	14,886	268,814
Yaskawa Electric Corp.	27,962	885,888
Yokogawa Electric Corp.	24,707	420,694
Yokohama Rubber Co. Ltd. (The)	12,793	263,761

		355,659,518

Jersey (0.1%)
Randgold Resources Ltd.	9,847	965,213

Jordan (0.0%)
Hikma Pharmaceuticals plc(x)	16,237	263,484

Luxembourg (0.3%)
ArcelorMittal*	68,407	1,764,556
Eurofins Scientific SE	1,262	797,387
Millicom International Cellular SA (SDR)	6,929	457,260
RTL Group SA	4,162	315,017
SES SA (FDR)	40,614	888,511
Tenaris SA(x)	51,930	736,513

		4,959,244

Macau (0.0%)
MGM China Holdings Ltd.	80,700	193,392
Wynn Macau Ltd.	162,100	436,813

		630,205

Mexico (0.0%)
Fresnillo plc	23,321	439,064

Netherlands (4.1%)
ABN AMRO Group NV (CVA)(m)	40,149	1,202,436
Aegon NV	178,775	1,041,258
Akzo Nobel NV	26,919	2,485,432
Altice NV, Class A(x)*	51,138	1,024,156
Altice NV, Class B*	11,469	229,083
ASML Holding NV	40,042	6,817,259
Boskalis Westminster	10,103	353,147
EXOR NV	11,943	757,293
Gemalto NV	9,437	421,550
Heineken Holding NV	11,124	1,045,223
Heineken NV	26,770	2,646,641
ING Groep NV	416,199	7,673,727
Koninklijke Ahold Delhaize NV	135,955	2,542,040
Koninklijke DSM NV	20,039	1,640,360
Koninklijke KPN NV	367,264	1,260,971
Koninklijke Philips NV	99,711	4,116,446
Koninklijke Vopak NV	7,862	344,783
NN Group NV	33,641	1,407,912
NXP Semiconductors NV*	36,853	4,167,706
Randstad Holding NV	13,121	811,674
Royal Dutch Shell plc, Class A	476,558	14,358,645
Royal Dutch Shell plc, Class B	399,852	12,293,969
Wolters Kluwer NV	33,301	1,538,719

		70,180,430

New Zealand (0.2%)
Auckland International Airport Ltd.	106,587	495,801
Contact Energy Ltd.	83,375	331,220
Fletcher Building Ltd.	74,770	431,511
Mercury NZ Ltd.	75,068	183,811
Meridian Energy Ltd.	139,816	287,314
Ryman Healthcare Ltd.	35,525	237,865
Spark New Zealand Ltd.	200,212	527,838

		2,495,360

Norway (0.6%)
DNB ASA	102,289	2,061,320
Gjensidige Forsikring ASA	21,794	379,264
Marine Harvest ASA*	43,310	856,466
Norsk Hydro ASA	146,147	1,062,454
Orkla ASA	89,682	919,960
Schibsted ASA, Class A	9,715	250,300
Schibsted ASA, Class B	8,334	196,722
Statoil ASA	120,605	2,412,252
Telenor ASA	79,606	1,683,175
Yara International ASA	19,517	874,093

		10,696,006

Portugal (0.2%)
Banco Espirito Santo SA (Registered)(r)*†	106,365	—
EDP - Energias de Portugal SA	243,934	918,254
Galp Energia SGPS SA	54,835	971,818
Jeronimo Martins SGPS SA	26,228	517,371

		2,407,443

Singapore (1.1%)
Ascendas REIT (REIT)	268,222	525,984
CapitaLand Commercial Trust (REIT)(x)	228,800	279,158
CapitaLand Ltd.	280,407	740,062
CapitaLand Mall Trust (REIT)	288,182	424,906
City Developments Ltd.	45,034	376,155

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
ComfortDelGro Corp. Ltd.(x)	185,850	$284,985
DBS Group Holdings Ltd.	190,570	2,925,038
Genting Singapore plc	694,572	599,100
Global Logistic Properties Ltd.	264,500	643,481
Golden Agri-Resources Ltd.(x)	581,795	160,841
Jardine Cycle & Carriage Ltd.	10,660	309,163
Keppel Corp. Ltd.	150,125	718,280
Oversea-Chinese Banking Corp. Ltd.	335,725	2,762,130
SATS Ltd.	75,900	257,952
Sembcorp Industries Ltd.(x)	102,909	224,565
Singapore Airlines Ltd.	61,448	454,818
Singapore Exchange Ltd.	74,362	405,127
Singapore Press Holdings Ltd.(x)	169,197	339,280
Singapore Technologies Engineering Ltd.	167,979	426,000
Singapore Telecommunications Ltd.	864,045	2,344,123
StarHub Ltd.	73,052	140,024
Suntec REIT (REIT)(x)	230,800	317,330
United Overseas Bank Ltd.	144,120	2,496,826
UOL Group Ltd.	51,515	308,380
Wilmar International Ltd.(x)	174,974	410,201

		18,873,909

South Africa (0.1%)
Investec plc	72,219	527,415
Mediclinic International plc(x)	42,460	369,827
Mondi plc	39,188	1,052,864

		1,950,106

Spain (3.1%)
Abertis Infraestructuras SA	72,976	1,474,881
ACS Actividades de Construccion y Servicios SA	26,383	977,714
Aena SME SA(m)	7,084	1,278,912
Amadeus IT Group SA	47,067	3,059,010
Banco Bilbao Vizcaya Argentaria SA	710,780	6,351,776
Banco de Sabadell SA	587,628	1,226,518
Banco Santander SA	1,712,375	11,954,917
Bankia SA	100,434	484,308
Bankinter SA	73,976	699,808
CaixaBank SA	386,224	1,935,467
Distribuidora Internacional de Alimentacion SA	71,694	418,168
Enagas SA	20,935	589,504
Endesa SA	33,698	759,713
Ferrovial SA	53,181	1,170,667
Gas Natural SDG SA	38,377	849,551
Grifols SA	32,330	941,897
Iberdrola SA	612,345	4,756,357
Industria de Diseno Textil SA	116,998	4,409,056
Mapfre SA	122,199	397,752
Red Electrica Corp. SA	44,581	936,833
Repsol SA	128,448	2,366,760
Siemens Gamesa Renewable Energy SA	26,114	340,894
Telefonica SA	486,302	5,283,197

		52,663,660

Sweden (2.6%)
Alfa Laval AB	31,647	772,826
Assa Abloy AB, Class B	109,616	2,503,232
Atlas Copco AB, Class A	71,007	3,006,828
Atlas Copco AB, Class B	39,871	1,545,908
Boliden AB	29,971	1,014,500
Electrolux AB	26,491	899,632
Essity AB, Class B*	63,727	1,733,834
Getinge AB, Class B	25,854	484,709
Hennes & Mauritz AB, Class B	100,682	2,608,246
Hexagon AB, Class B	27,386	1,357,380
Husqvarna AB, Class B	39,673	408,182
ICA Gruppen AB	8,213	308,659
Industrivarden AB, Class C	18,843	477,269
Investor AB, Class B	48,417	2,391,455
Kinnevik AB, Class B	25,719	838,680
L E Lundbergforetagen AB, Class B	4,388	350,721
Lundin Petroleum AB*	22,389	489,843
Nordea Bank AB	324,810	4,402,635
Sandvik AB	119,215	2,056,466
Securitas AB, Class B	33,467	560,461
Skandinaviska Enskilda Banken AB, Class A	158,889	2,093,186
Skanska AB, Class B	37,180	861,381
SKF AB, Class B	42,119	917,890
Svenska Handelsbanken AB, Class A	162,314	2,449,188
Swedbank AB, Class A	95,562	2,642,213
Swedish Match AB	19,018	667,098
Tele2 AB, Class B	36,863	421,814
Telefonaktiebolaget LM Ericsson, Class B	332,154	1,907,309
Telia Co. AB	279,520	1,316,454
Volvo AB, Class B	168,459	3,247,193

		44,735,192

Switzerland (8.0%)
ABB Ltd. (Registered)	213,326	5,273,945
Adecco Group AG (Registered)*	17,360	1,351,726
Baloise Holding AG (Registered)	5,434	859,698
Barry Callebaut AG (Registered)*	200	306,501
Chocoladefabriken Lindt & Spruengli AG	113	644,731
Chocoladefabriken Lindt & Spruengli AG (Registered)	11	762,792
Cie Financiere Richemont SA (Registered)	55,988	5,116,888
Coca-Cola HBC AG*	19,341	654,403
Credit Suisse Group AG (Registered)*	259,488	4,107,968
Dufry AG (Registered)*	3,843	610,372
EMS-Chemie Holding AG (Registered)	940	625,146
Ferguson plc	26,430	1,733,977
Geberit AG (Registered)	3,951	1,869,110
Givaudan SA (Registered)	976	2,123,645
Glencore plc*	1,312,336	6,014,173
Julius Baer Group Ltd.*	24,652	1,458,728
Kuehne + Nagel International AG (Registered)	5,737	1,062,265
LafargeHolcim Ltd. (Registered)*	48,361	2,826,698
Lonza Group AG (Registered)*	7,928	2,079,529
Nestle SA (Registered)	332,267	27,827,597
Novartis AG (Registered)	237,478	20,330,383
Pargesa Holding SA	4,108	341,503
Partners Group Holding AG	1,917	1,300,634
Roche Holding AG	75,009	19,148,267
Schindler Holding AG	4,376	966,620
Schindler Holding AG (Registered)	2,370	509,806
SGS SA (Registered)	596	1,429,760
Sika AG	222	1,651,789
Sonova Holding AG (Registered)	5,723	971,022
STMicroelectronics NV	71,596	1,385,218
Straumann Holding AG (Registered)	1,044	670,592
Swatch Group AG (The)	3,348	1,392,652
Swatch Group AG (The) (Registered)	5,741	457,395
Swiss Life Holding AG (Registered)*	3,455	1,217,019
Swiss Prime Site AG (Registered)*	7,897	709,902
Swiss Re AG	34,603	3,133,870
Swisscom AG (Registered)	2,815	1,442,457
UBS Group AG (Registered)*	392,400	6,706,480

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Vifor Pharma AG(x)	4,781	$562,848
Zurich Insurance Group AG	16,181	4,936,095

		136,574,204

United Kingdom (14.2%)
3i Group plc	98,455	1,204,518
Admiral Group plc	22,375	544,782
Anglo American plc(x)	142,446	2,556,806
Ashtead Group plc	54,652	1,317,474
Associated British Foods plc	38,518	1,648,039
AstraZeneca plc	135,724	9,011,666
Auto Trader Group plc(m)	93,711	492,873
Aviva plc	431,618	2,975,704
Babcock International Group plc	23,868	264,660
BAE Systems plc	335,801	2,841,582
Barclays plc	1,821,792	4,720,063
Barratt Developments plc	106,710	878,682
Berkeley Group Holdings plc	13,259	660,402
BP plc	2,101,781	13,442,613
British American Tobacco plc	245,559	15,373,172
British Land Co. plc (The) (REIT)	104,598	843,771
BT Group plc	905,745	3,445,689
Bunzl plc	37,020	1,124,586
Burberry Group plc	45,896	1,082,411
Capita plc	72,427	548,345
Centrica plc	601,806	1,508,005
CNH Industrial NV	112,591	1,352,004
Cobham plc	275,456	537,795
Coca-Cola European Partners plc	23,181	971,931
Compass Group plc	168,982	3,584,480
ConvaTec Group plc(m)	133,095	488,493
Croda International plc	12,973	659,368
DCC plc	9,730	944,618
Diageo plc	268,434	8,823,479
Direct Line Insurance Group plc	147,584	719,065
Dixons Carphone plc	111,684	289,436
easyJet plc	12,927	210,811
Experian plc	100,904	2,026,818
Fiat Chrysler Automobiles NV*	113,465	2,033,021
G4S plc	159,229	593,800
GKN plc	172,121	798,022
GlaxoSmithKline plc	526,910	10,509,694
Hammerson plc (REIT)	84,524	608,218
Hargreaves Lansdown plc	27,638	548,117
HSBC Holdings plc	2,136,404	21,101,561
IMI plc	30,672	510,879
Imperial Brands plc	102,828	4,387,218
Inmarsat plc	52,546	453,099
InterContinental Hotels Group plc	18,979	1,004,050
International Consolidated Airlines Group SA	69,018	549,798
Intertek Group plc	16,992	1,134,365
Intu Properties plc (REIT)(x)	101,261	312,765
ITV plc	397,716	931,045
J Sainsbury plc	165,511	527,626
Johnson Matthey plc	21,290	975,678
Kingfisher plc	244,530	978,095
Land Securities Group plc (REIT)	79,866	1,040,769
Legal & General Group plc	625,214	2,177,408
Lloyds Banking Group plc	7,674,133	6,964,905
London Stock Exchange Group plc	32,632	1,674,739
Marks & Spencer Group plc	177,917	842,537
Meggitt plc	82,260	574,290
Merlin Entertainments plc(m)	81,685	487,635
Micro Focus International plc	46,875	1,499,334
National Grid plc	368,641	4,567,329
Next plc	15,771	1,111,603
Old Mutual plc	538,272	1,400,734
Pearson plc	84,102	689,704
Persimmon plc	32,480	1,123,769
Provident Financial plc(x)	16,301	181,409
Prudential plc	276,996	6,631,035
Reckitt Benckiser Group plc	71,422	6,520,414
RELX NV	105,570	2,247,165
RELX plc	114,162	2,504,235
Rio Tinto Ltd.	44,173	2,305,218
Rio Tinto plc	131,501	6,119,820
Rolls-Royce Holdings plc*	177,618	2,111,132
Royal Bank of Scotland Group plc*	388,777	1,397,739
Royal Mail plc	96,618	497,416
RSA Insurance Group plc	109,081	910,630
Sage Group plc (The)	114,253	1,069,397
Schroders plc	13,631	612,809
Segro plc (REIT)	98,985	710,950
Severn Trent plc	26,005	757,219
Sky plc	113,175	1,387,639
Smith & Nephew plc	93,365	1,686,471
Smiths Group plc	42,972	908,076
SSE plc	105,780	1,980,180
St James’s Place plc	55,950	859,190
Standard Chartered plc*	351,599	3,493,994
Standard Life Aberdeen plc	285,640	1,659,254
Tate & Lyle plc	53,357	463,667
Taylor Wimpey plc	335,481	878,860
Tesco plc*	870,866	2,183,966
Travis Perkins plc	26,736	518,764
Unilever NV (CVA)	173,835	10,280,997
Unilever plc	136,680	7,910,300
United Utilities Group plc	75,063	859,494
Vodafone Group plc	2,836,661	7,936,750
Weir Group plc (The)	23,289	613,223
Whitbread plc	20,228	1,020,794
Wm Morrison Supermarkets plc	229,734	720,662
Worldpay Group plc(m)	211,699	1,154,564
WPP plc	136,763	2,538,184

		242,837,565

United States (0.4%)
Carnival plc	20,041	1,273,730
QIAGEN NV*	21,511	677,037
Shire plc	97,125	4,929,987
Taro Pharmaceutical Industries Ltd.(x)*	1,356	152,808

		7,033,562

Total Common Stocks (90.1%) (Cost $1,268,724,243)		1,538,342,740

	Number of Rights	Value (Note 1)
RIGHTS:
Singapore (0.0%)
CapitaLand Commercial Trust (REIT), expiring 10/19/17* (Cost $—)	37,980	8,176

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.4%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $2,400,320, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $2,449,307.(xx)	$2,400,000	$2,400,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,600,140, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $1,632,000.(xx)	1,600,000	1,600,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $500,052, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $510,005.(xx)	500,000	500,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $800,083, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $816,004.(xx)	800,000	800,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $2,000,200, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $2,040,007.(xx)	2,000,000	2,000,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,500,150, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $1,530,008.(xx)	1,500,000	1,500,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,131,877, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,154,413.(xx)	1,131,777	1,131,777
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $900,078, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $918,700.(xx)	900,000	900,000
Macquarie Bank Ltd., 1.03%, dated 9/29/17, due 10/2/17, repurchase price $1,000,086, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,020,778.(xx)	1,000,000	1,000,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $2,000,416, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,041,555.(xx)	2,000,000	2,000,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $4,000,393, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $4,080,402.(xx)	4,000,000	4,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $2,000,408, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $2,040,005.(xx)	2,000,000	2,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $4,000,824, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $4,080,000.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		23,831,777

Total Short-Term Investments (1.4%) (Cost $23,831,777)		23,831,777

Total Investments (91.5%) (Cost $1,292,556,020)		1,562,182,693
Other Assets Less Liabilities (8.5%)		144,468,556

Net Assets (100%)		$1,706,651,249

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

*	Non-income producing.

†	Security (totaling $0 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $9,850,551 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $24,468,769. This was secured by cash collateral of $23,831,777 which was subsequently invested in joint repurchase agreements with a total value of $23,831,777, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,909,498 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.500%, maturing 10/26/17-8/15/47.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Depositary Receipt

USD — United States Dollar

Sector Weightings as of September 30, 2017	Market Value	% of Net Assets
Financials	$331,168,321	19.4%
Industrials	222,078,146	13.0
Consumer Discretionary	185,139,872	10.9
Consumer Staples	172,156,557	10.1
Health Care	162,443,235	9.5
Materials	120,695,029	7.1
Information Technology	96,303,703	5.6
Energy	77,445,676	4.5
Telecommunication Services	65,328,142	3.8
Real Estate	54,354,639	3.2
Utilities	51,237,596	3.0
Repurchase Agreements	23,831,777	1.4
Cash and Other	144,468,556	8.5

		100.0%

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
AXA SA	208,124	5,739,888	—	(522,958)	31,336	1,046,407	6,294,673	234,484	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,544	12/2017	EUR	65,256,765	1,542,840
FTSE 100 Index	412	12/2017	GBP	40,464,703	(239,087)
MSCI EAFE E-Mini Index	43	12/2017	USD	4,253,560	19,648
SPI 200 Index	140	12/2017	AUD	15,560,926	(86,069)
TOPIX Index	271	12/2017	JPY	40,339,924	2,187,479

					3,424,811

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	2,813,810	USD	3,700,100	Credit Suisse	12/15/2017	79,034

Total unrealized appreciation						79,034

USD	324,748	AUD	414,388	Credit Suisse	10/04/2017	(295)
AUD	1,756,218	USD	1,409,537	Credit Suisse	12/15/2017	(33,164)
EUR	4,900,850	USD	5,914,076	Credit Suisse	12/15/2017	(97,727)
JPY	375,915,393	USD	3,481,568	Credit Suisse	12/15/2017	(128,681)

Total unrealized depreciation						(259,867)

Net unrealized depreciation						(180,833)

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Consumer Discretionary	$635,466	$184,504,406	$—		$185,139,872
Consumer Staples	—	172,156,557	—		172,156,557
Energy	—	77,445,676	—		77,445,676
Financials	—	331,168,321	—	(a)	331,168,321
Health Care	1,843,886	160,599,349	—		162,443,235
Industrials	3,470,979	218,607,167	—		222,078,146
Information Technology	5,802,411	90,501,292	—		96,303,703
Materials	—	120,695,029	—		120,695,029
Real Estate	891,948	53,454,515	—		54,346,463
Telecommunication Services	—	65,328,142	—		65,328,142
Utilities	—	51,237,596	—		51,237,596
Forward Currency Contracts	—	79,034	—		79,034
Futures	3,749,967	—	—		3,749,967
Rights
Real Estate	—	8,176	—		8,176
Short-Term Investments
Repurchase Agreements	—	23,831,777	—		23,831,777

Total Assets	$16,394,657	$1,549,617,037	$—		$1,566,011,694

Liabilities:
Forward Currency Contracts	$—	$(259,867)	$—		$(259,867)
Futures	(325,156)	—	—		(325,156)

Total Liabilities	$(325,156)	$(259,867)	$—		$(585,023)

Total	$16,069,501	$1,549,357,170	$—		$1,565,426,671

(a)	Value is zero.

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$421,659,347
Aggregate gross unrealized depreciation	(157,885,014)

Net unrealized appreciation	$263,774,333

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,301,652,338

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (0.2%)
BorgWarner, Inc.	28,631	$1,466,766
Delphi Automotive plc	39,640	3,900,576
Goodyear Tire & Rubber Co. (The)	37,711	1,253,891

		6,621,233

Automobiles (0.5%)
Ford Motor Co.	581,054	6,955,216
General Motors Co.	194,845	7,867,842
Harley-Davidson, Inc.(x)	25,126	1,211,324

		16,034,382

Distributors (0.1%)
Genuine Parts Co.	22,005	2,104,779
LKQ Corp.*	45,857	1,650,393

		3,755,172

Diversified Consumer Services (0.0%)
H&R Block, Inc.	33,416	884,856

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	60,542	3,909,197
Chipotle Mexican Grill, Inc.(x)*	3,745	1,152,823
Darden Restaurants, Inc.	18,760	1,477,913
Hilton Worldwide Holdings, Inc.	30,522	2,119,753
Marriott International, Inc., Class A	46,303	5,105,369
McDonald’s Corp.	120,330	18,853,304
MGM Resorts International	76,825	2,503,727
Royal Caribbean Cruises Ltd.	25,650	3,040,551
Starbucks Corp.	214,503	11,520,956
Wyndham Worldwide Corp.	15,022	1,583,469
Wynn Resorts Ltd.	12,008	1,788,231
Yum Brands, Inc.	51,290	3,775,457

		56,830,750

Household Durables (0.4%)
DR Horton, Inc.	49,857	1,990,790
Garmin Ltd.(x)	15,654	844,846
Leggett & Platt, Inc.	19,805	945,293
Lennar Corp., Class A	30,571	1,614,149
Mohawk Industries, Inc.*	9,307	2,303,575
Newell Brands, Inc.	73,062	3,117,555
PulteGroup, Inc.	40,808	1,115,283
Whirlpool Corp.	10,638	1,962,073

		13,893,564

Internet & Direct Marketing Retail (2.4%)
Amazon.com, Inc.*	59,245	56,955,180
Expedia, Inc.	17,903	2,576,958
Netflix, Inc.*	64,165	11,636,323
Priceline Group, Inc. (The)*	7,346	13,449,204
TripAdvisor, Inc.(x)*	15,289	619,663

		85,237,328

Leisure Products (0.1%)
Hasbro, Inc.	16,996	1,660,000
Mattel, Inc.(x)	50,632	783,783

		2,443,783

Media (2.5%)
CBS Corp. (Non-Voting), Class B	54,014	3,132,812
Charter Communications, Inc., Class A*	29,944	10,882,248
Comcast Corp., Class A	698,811	26,890,247
Discovery Communications, Inc., Class A*	24,666	525,139
Discovery Communications, Inc., Class C*	29,230	592,200
DISH Network Corp., Class A*	34,063	1,847,236
Interpublic Group of Cos., Inc. (The)	56,606	1,176,839
News Corp., Class A	60,231	798,663
News Corp., Class B	15,925	217,376
Omnicom Group, Inc.	33,957	2,515,195
Scripps Networks Interactive, Inc., Class A	14,447	1,240,853
Time Warner, Inc.	115,543	11,837,380
Twenty-First Century Fox, Inc., Class A	156,314	4,123,564
Twenty-First Century Fox, Inc., Class B	65,198	1,681,456
Viacom, Inc., Class B	51,040	1,420,954
Walt Disney Co. (The)	229,322	22,604,270

		91,486,432

Multiline Retail (0.4%)
Dollar General Corp.	39,226	3,179,267
Dollar Tree, Inc.*	34,841	3,024,896
Kohl’s Corp.(x)	24,222	1,105,734
Macy’s, Inc.	43,192	942,449
Nordstrom, Inc.(x)	18,365	865,910
Target Corp.	81,057	4,783,174

		13,901,430

Specialty Retail (1.9%)
Advance Auto Parts, Inc.	11,121	1,103,203
AutoZone, Inc.*	4,157	2,473,872
Best Buy Co., Inc.	38,679	2,203,156
CarMax, Inc.(x)*	26,877	2,037,545
Foot Locker, Inc.	20,025	705,281
Gap, Inc. (The)	32,466	958,721
Home Depot, Inc. (The)	175,112	28,641,318
L Brands, Inc.	37,090	1,543,315
Lowe’s Cos., Inc.	125,453	10,028,713
O’Reilly Automotive, Inc.*	13,101	2,821,562
Ross Stores, Inc.	57,759	3,729,499
Signet Jewelers Ltd.(x)	8,980	597,619
Tiffany & Co.	15,150	1,390,467
TJX Cos., Inc. (The)	94,505	6,967,854
Tractor Supply Co.	18,086	1,144,663
Ulta Beauty, Inc.*	8,542	1,931,005

		68,277,793

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	42,352	1,705,939
Hanesbrands, Inc.(x)	54,856	1,351,652
Michael Kors Holdings Ltd.*	22,708	1,086,578
NIKE, Inc., Class B	195,140	10,118,008
PVH Corp.	11,163	1,407,208
Ralph Lauren Corp.	7,852	693,253
Under Armour, Inc., Class A(x)*	30,459	501,964
Under Armour, Inc., Class C(x)*	25,133	377,498
VF Corp.	48,491	3,082,573

		20,324,673

Total Consumer Discretionary		379,691,396

Consumer Staples (7.4%)
Beverages (1.9%)
Brown-Forman Corp., Class B	29,026	1,576,112
Coca-Cola Co. (The)	570,256	25,667,222
Constellation Brands, Inc., Class A	25,581	5,102,130
Dr Pepper Snapple Group, Inc.	26,744	2,366,042
Molson Coors Brewing Co., Class B	27,232	2,223,220
Monster Beverage Corp.*	62,094	3,430,694
PepsiCo, Inc.	212,232	23,649,012

		64,014,432

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	65,131	10,700,372
CVS Health Corp.	151,056	12,283,874
Kroger Co. (The)	133,299	2,673,978
Sysco Corp.	72,134	3,891,629
Walgreens Boots Alliance, Inc.	136,659	10,552,808

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Wal-Mart Stores, Inc.	217,450	$16,991,543

		57,094,204

Food Products (1.1%)
Archer-Daniels-Midland Co.	83,535	3,551,073
Campbell Soup Co.(x)	29,027	1,359,044
Conagra Brands, Inc.	61,419	2,072,277
General Mills, Inc.	85,637	4,432,571
Hershey Co. (The)	21,198	2,314,186
Hormel Foods Corp.(x)	40,103	1,288,910
JM Smucker Co. (The)	16,898	1,773,107
Kellogg Co.	36,846	2,298,085
Kraft Heinz Co. (The)	88,620	6,872,481
McCormick & Co., Inc. (Non-Voting)	18,002	1,847,725
Mondelez International, Inc., Class A	223,921	9,104,628
Tyson Foods, Inc., Class A	42,462	2,991,448

		39,905,535

Household Products (1.5%)
Church & Dwight Co., Inc.	36,239	1,755,780
Clorox Co. (The)	19,380	2,556,416
Colgate-Palmolive Co.	130,853	9,532,641
Kimberly-Clark Corp.	52,507	6,179,024
Procter & Gamble Co. (The)	378,819	34,464,952

		54,488,813

Personal Products (0.1%)
Coty, Inc., Class A	71,161	1,176,291
Estee Lauder Cos., Inc. (The), Class A	33,180	3,578,132

		4,754,423

Tobacco (1.2%)
Altria Group, Inc.	285,001	18,074,763
Philip Morris International, Inc.	230,722	25,612,450

		43,687,213

Total Consumer Staples		263,944,620

Energy (5.5%)
Energy Equipment & Services (0.8%)
Baker Hughes a GE Co.	62,888	2,302,959
Halliburton Co.	128,851	5,931,012
Helmerich & Payne, Inc.(x)	17,442	908,903
National Oilwell Varco, Inc.	55,207	1,972,546
Schlumberger Ltd.	206,376	14,396,789
TechnipFMC plc*	65,197	1,820,300

		27,332,509

Oil, Gas & Consumable Fuels (4.7%)
Anadarko Petroleum Corp.	82,826	4,046,050
Andeavor	21,407	2,208,132
Apache Corp.	55,622	2,547,488
Cabot Oil & Gas Corp.	67,417	1,803,405
Chesapeake Energy Corp.(x)*	134,837	579,799
Chevron Corp.#	281,541	33,081,067
Cimarex Energy Co.	13,862	1,575,694
Concho Resources, Inc.*	22,196	2,923,657
ConocoPhillips	180,754	9,046,737
Devon Energy Corp.	77,068	2,829,166
EOG Resources, Inc.	85,805	8,300,776
EQT Corp.	25,124	1,639,090
Exxon Mobil Corp.	629,517	51,607,803
Hess Corp.	40,418	1,895,200
Kinder Morgan, Inc.	285,192	5,469,983
Marathon Oil Corp.	122,549	1,661,764
Marathon Petroleum Corp.	75,193	4,216,823
Newfield Exploration Co.*	27,989	830,434
Noble Energy, Inc.	72,563	2,057,887
Occidental Petroleum Corp.	113,500	7,287,835
ONEOK, Inc.	55,975	3,101,575
Phillips 66	63,826	5,847,100
Pioneer Natural Resources Co.	25,133	3,708,123
Range Resources Corp.	33,526	656,104
Valero Energy Corp.	65,627	5,048,685
Williams Cos., Inc. (The)	122,326	3,671,003

		167,641,380

Total Energy		194,973,889

Financials (13.2%)
Banks (5.8%)
Bank of America Corp.	1,457,752	36,939,435
BB&T Corp.	120,021	5,633,786
Citigroup, Inc.	404,777	29,443,479
Citizens Financial Group, Inc.	74,288	2,813,287
Comerica, Inc.	25,490	1,943,867
Fifth Third Bancorp	109,415	3,061,432
Huntington Bancshares, Inc.	158,934	2,218,719
JPMorgan Chase & Co.	522,783	49,931,003
KeyCorp	160,919	3,028,496
M&T Bank Corp.	22,540	3,629,842
People’s United Financial, Inc.	53,443	969,456
PNC Financial Services Group, Inc. (The)‡	71,187	9,593,872
Regions Financial Corp.	175,298	2,669,789
SunTrust Banks, Inc.	71,215	4,256,521
US Bancorp	236,052	12,650,027
Wells Fargo & Co.	663,683	36,602,116
Zions Bancorp	30,093	1,419,788

		206,804,915

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	8,477	1,609,189
Ameriprise Financial, Inc.	22,241	3,303,011
Bank of New York Mellon Corp. (The)	153,423	8,134,487
BlackRock, Inc.‡	18,465	8,255,517
CBOE Holdings, Inc.	16,727	1,800,327
Charles Schwab Corp. (The)	177,053	7,744,298
CME Group, Inc.	50,525	6,855,232
E*TRADE Financial Corp.*	39,741	1,733,105
Franklin Resources, Inc.	48,848	2,174,224
Goldman Sachs Group, Inc. (The)	53,481	12,685,158
Intercontinental Exchange, Inc.	87,400	6,004,380
Invesco Ltd.	59,219	2,075,034
Moody’s Corp.	24,733	3,443,081
Morgan Stanley	210,053	10,118,253
Nasdaq, Inc.	18,200	1,411,774
Northern Trust Corp.	31,787	2,922,179
Raymond James Financial, Inc.	18,708	1,577,646
S&P Global, Inc.	38,226	5,975,106
State Street Corp.	55,585	5,310,591
T. Rowe Price Group, Inc.	35,523	3,220,160

		96,352,752

Consumer Finance (0.7%)
American Express Co.	108,975	9,857,880
Capital One Financial Corp.	71,808	6,079,265
Discover Financial Services	55,253	3,562,713
Navient Corp.	38,755	582,100
Synchrony Financial	111,024	3,447,295

		23,529,253

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B*	285,921	52,415,038
Leucadia National Corp.	45,429	1,147,082

		53,562,120

Insurance (2.5%)
Aflac, Inc.	58,675	4,775,558
Allstate Corp. (The)	53,702	4,935,751
American International Group, Inc.	134,655	8,266,470
Aon plc	37,753	5,515,713

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Arthur J Gallagher & Co.	27,084	$1,667,020
Assurant, Inc.	7,687	734,262
Brighthouse Financial, Inc.*	13,462	818,490
Chubb Ltd.	69,119	9,852,914
Cincinnati Financial Corp.	21,617	1,655,214
Everest Re Group Ltd.	6,185	1,412,592
Hartford Financial Services Group, Inc. (The)	54,005	2,993,497
Lincoln National Corp.	32,654	2,399,416
Loews Corp.	40,398	1,933,448
Marsh & McLennan Cos., Inc.	76,091	6,377,187
MetLife, Inc.	157,849	8,200,256
Principal Financial Group, Inc.	39,471	2,539,564
Progressive Corp. (The)	86,070	4,167,509
Prudential Financial, Inc.	63,458	6,746,855
Torchmark Corp.	16,170	1,295,055
Travelers Cos., Inc. (The)	41,004	5,023,810
Unum Group	32,597	1,666,685
Willis Towers Watson plc	20,002	3,084,908
XL Group Ltd.	37,809	1,491,565

		87,553,739

Total Financials		467,802,779

Health Care (13.1%)
Biotechnology (2.9%)
AbbVie, Inc.	236,869	21,048,179
Alexion Pharmaceuticals, Inc.*	33,150	4,650,614
Amgen, Inc.	108,460	20,222,367
Biogen, Inc.*	31,445	9,846,058
Celgene Corp.*	116,284	16,956,533
Gilead Sciences, Inc.	193,997	15,717,637
Incyte Corp.*	25,138	2,934,610
Regeneron Pharmaceuticals, Inc.*	11,397	5,095,827
Vertex Pharmaceuticals, Inc.*	37,309	5,672,460

		102,144,285

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	258,055	13,769,814
Align Technology, Inc.*	10,784	2,008,736
Baxter International, Inc.	75,048	4,709,262
Becton Dickinson and Co.	33,806	6,624,286
Boston Scientific Corp.*	203,776	5,944,146
Cooper Cos., Inc. (The)	7,188	1,704,347
CR Bard, Inc.	10,734	3,440,247
Danaher Corp.	90,849	7,793,026
DENTSPLY SIRONA, Inc.	33,454	2,000,884
Edwards Lifesciences Corp.*	31,054	3,394,513
Hologic, Inc.*	40,469	1,484,808
IDEXX Laboratories, Inc.*	12,743	1,981,409
Intuitive Surgical, Inc.*	5,576	5,831,827
Medtronic plc	201,218	15,648,723
ResMed, Inc.	20,524	1,579,527
Stryker Corp.	47,776	6,785,148
Varian Medical Systems, Inc.*	13,359	1,336,702
Zimmer Biomet Holdings, Inc.	29,814	3,490,921

		89,528,326

Health Care Providers & Services (2.5%)
Aetna, Inc.	49,286	7,836,968
AmerisourceBergen Corp.	23,964	1,983,021
Anthem, Inc.	38,997	7,404,751
Cardinal Health, Inc.	46,598	3,118,338
Centene Corp.*	25,425	2,460,377
Cigna Corp.	37,425	6,996,230
DaVita, Inc.*	22,216	1,319,408
Envision Healthcare Corp.*	19,171	861,736
Express Scripts Holding Co.*	85,770	5,430,956
HCA Healthcare, Inc.*	42,382	3,373,183
Henry Schein, Inc.*	23,680	1,941,523
Humana, Inc.	21,470	5,230,736
Laboratory Corp. of America Holdings*	14,967	2,259,568
McKesson Corp.	31,258	4,801,541
Patterson Cos., Inc.(x)	12,488	482,661
Quest Diagnostics, Inc.	20,391	1,909,413
UnitedHealth Group, Inc.	143,664	28,136,595
Universal Health Services, Inc., Class B	12,861	1,426,799

		86,973,804

Health Care Technology (0.1%)
Cerner Corp.*	46,750	3,334,210

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	47,445	3,045,969
Illumina, Inc.*	21,677	4,318,058
Mettler-Toledo International, Inc.*	3,840	2,404,454
PerkinElmer, Inc.	16,572	1,142,971
Quintiles IMS Holdings, Inc.*	22,526	2,141,547
Thermo Fisher Scientific, Inc.	59,712	11,297,511
Waters Corp.*	11,881	2,132,877

		26,483,387

Pharmaceuticals (4.4%)
Allergan plc	49,722	10,190,524
Bristol-Myers Squibb Co.	243,592	15,526,554
Eli Lilly & Co.	143,928	12,311,601
Johnson & Johnson	398,794	51,847,209
Merck & Co., Inc.	406,327	26,017,118
Mylan NV*	79,589	2,496,707
Perrigo Co. plc	19,640	1,662,526
Pfizer, Inc.	886,676	31,654,333
Zoetis, Inc.	72,849	4,644,852

		156,351,424

Total Health Care		464,815,436

Industrials (9.2%)
Aerospace & Defense (2.2%)
Arconic, Inc.	57,618	1,433,536
Boeing Co. (The)	82,559	20,987,322
General Dynamics Corp.	41,353	8,501,350
L3 Technologies, Inc.	11,440	2,155,639
Lockheed Martin Corp.	37,247	11,557,372
Northrop Grumman Corp.	25,901	7,452,236
Raytheon Co.	43,164	8,053,539
Rockwell Collins, Inc.	24,184	3,161,091
Textron, Inc.	39,312	2,118,131
TransDigm Group, Inc.	7,140	1,825,341
United Technologies Corp.	110,346	12,808,964

		80,054,521

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.(x)	20,307	1,545,363
Expeditors International of Washington, Inc.	26,247	1,571,145
FedEx Corp.	36,685	8,275,402
United Parcel Service, Inc., Class B	102,379	12,294,695

		23,686,605

Airlines (0.5%)
Alaska Air Group, Inc.(x)	17,754	1,354,098
American Airlines Group, Inc.	64,315	3,054,319
Delta Air Lines, Inc.	98,910	4,769,441
Southwest Airlines Co.	81,788	4,578,492
United Continental Holdings, Inc.*	38,389	2,337,122

		16,093,472

Building Products (0.3%)
Allegion plc	13,672	1,182,218
AO Smith Corp.	20,935	1,244,167

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Fortune Brands Home & Security, Inc.	22,380	$1,504,607
Johnson Controls International plc	138,505	5,580,367
Masco Corp.	46,215	1,802,847

		11,314,206

Commercial Services & Supplies (0.3%)
Cintas Corp.	12,504	1,804,077
Republic Services, Inc.	33,646	2,222,655
Stericycle, Inc.*	12,657	906,494
Waste Management, Inc.	60,084	4,702,775

		9,636,001

Construction & Engineering (0.1%)
Fluor Corp.	20,821	876,564
Jacobs Engineering Group, Inc.	17,811	1,037,847
Quanta Services, Inc.*	22,416	837,686

		2,752,097

Electrical Equipment (0.5%)
Acuity Brands, Inc.(x)	6,126	1,049,261
AMETEK, Inc.	33,679	2,224,161
Eaton Corp. plc	66,053	5,072,210
Emerson Electric Co.	95,059	5,973,508
Rockwell Automation, Inc.	19,020	3,389,554

		17,708,694

Industrial Conglomerates (1.9%)
3M Co.	88,657	18,609,104
General Electric Co.#	1,286,293	31,102,565
Honeywell International, Inc.	113,287	16,057,299
Roper Technologies, Inc.	15,082	3,670,959

		69,439,927

Machinery (1.5%)
Caterpillar, Inc.	87,843	10,954,900
Cummins, Inc.	23,815	4,001,634
Deere & Co.	47,537	5,970,172
Dover Corp.	22,720	2,076,381
Flowserve Corp.(x)	19,805	843,495
Fortive Corp.	46,237	3,273,117
Illinois Tool Works, Inc.	46,068	6,816,221
Ingersoll-Rand plc	37,669	3,358,945
PACCAR, Inc.	51,967	3,759,293
Parker-Hannifin Corp.	19,695	3,447,019
Pentair plc	24,329	1,653,399
Snap-on, Inc.	8,703	1,296,834
Stanley Black & Decker, Inc.	22,620	3,414,941
Xylem, Inc.	26,131	1,636,585

		52,502,936

Professional Services (0.3%)
Equifax, Inc.	18,031	1,911,106
IHS Markit Ltd.*	53,962	2,378,644
Nielsen Holdings plc	49,137	2,036,729
Robert Half International, Inc.	17,988	905,516
Verisk Analytics, Inc.*	23,237	1,933,086

		9,165,081

Road & Rail (0.8%)
CSX Corp.	135,612	7,358,307
JB Hunt Transport Services, Inc.	12,231	1,358,619
Kansas City Southern	15,715	1,707,906
Norfolk Southern Corp.	42,832	5,664,104
Union Pacific Corp.	118,871	13,785,470

		29,874,406

Trading Companies & Distributors (0.1%)
Fastenal Co.(x)	41,875	1,908,662
United Rentals, Inc.*	12,679	1,759,084
WW Grainger, Inc.(x)	7,778	1,398,096

		5,065,842

Total Industrials		327,293,788

Information Technology (21.0%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	742,880	24,983,054
F5 Networks, Inc.*	9,507	1,146,164
Harris Corp.	17,745	2,336,662
Juniper Networks, Inc.	55,469	1,543,702
Motorola Solutions, Inc.	23,815	2,021,179

		32,030,761

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	45,288	3,833,176
Corning, Inc.	134,125	4,013,020
FLIR Systems, Inc.	21,932	853,374
TE Connectivity Ltd.	52,491	4,359,903

		13,059,473

Internet Software & Services (4.4%)
Akamai Technologies, Inc.*	25,600	1,247,232
Alphabet, Inc., Class A*	44,311	43,146,506
Alphabet, Inc., Class C*	44,936	43,098,567
eBay, Inc.*	147,824	5,685,311
Facebook, Inc., Class A*	352,202	60,180,756
VeriSign, Inc.(x)*	12,399	1,319,130

		154,677,502

IT Services (3.6%)
Accenture plc, Class A	91,829	12,403,343
Alliance Data Systems Corp.	7,175	1,589,621
Automatic Data Processing, Inc.	66,051	7,220,695
Cognizant Technology Solutions Corp., Class A	87,733	6,364,152
CSRA, Inc.	24,299	784,129
DXC Technology Co.	41,986	3,605,758
Fidelity National Information Services, Inc.	49,208	4,595,535
Fiserv, Inc.*	31,285	4,034,514
Gartner, Inc.*	13,466	1,675,305
Global Payments, Inc.	22,803	2,166,969
International Business Machines Corp.#	128,754	18,679,630
Mastercard, Inc., Class A	138,780	19,595,736
Paychex, Inc.	47,004	2,818,360
PayPal Holdings, Inc.*	167,851	10,747,500
Total System Services, Inc.	24,388	1,597,414
Visa, Inc., Class A	271,781	28,602,232
Western Union Co. (The)	67,267	1,291,526

		127,772,419

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Micro Devices, Inc.(x)*	123,208	1,570,902
Analog Devices, Inc.	54,584	4,703,503
Applied Materials, Inc.	158,380	8,250,014
Broadcom Ltd.	60,472	14,666,879
Intel Corp.	698,061	26,582,164
KLA-Tencor Corp.	22,936	2,431,216
Lam Research Corp.	23,970	4,435,409
Microchip Technology, Inc.(x)	34,789	3,123,356
Micron Technology, Inc.*	165,457	6,507,424
NVIDIA Corp.	89,181	15,942,888
Qorvo, Inc.*	18,949	1,339,315
QUALCOMM, Inc.	219,416	11,374,525
Skyworks Solutions, Inc.	27,199	2,771,578
Texas Instruments, Inc.	147,032	13,179,948
Xilinx, Inc.	36,479	2,583,808

		119,462,929

Software (4.5%)
Activision Blizzard, Inc.	112,135	7,233,829
Adobe Systems, Inc.*	73,358	10,943,546
ANSYS, Inc.*	12,497	1,533,757
Autodesk, Inc.*	32,604	3,660,125
CA, Inc.	45,614	1,522,595

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	41,576	$1,641,005
Citrix Systems, Inc.*	21,314	1,637,341
Electronic Arts, Inc.*	45,843	5,412,225
Intuit, Inc.	36,179	5,142,483
Microsoft Corp.	1,144,343	85,242,110
Oracle Corp.	448,663	21,692,856
Red Hat, Inc.*	26,156	2,899,654
salesforce.com, Inc.*	102,023	9,530,989
Symantec Corp.	89,950	2,951,260
Synopsys, Inc.*	22,352	1,800,007

		162,843,782

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.#	767,400	118,271,688
Hewlett Packard Enterprise Co.	243,534	3,582,385
HP, Inc.	248,095	4,951,976
NetApp, Inc.	39,201	1,715,436
Seagate Technology plc(x)	41,900	1,389,823
Western Digital Corp.	43,944	3,796,762
Xerox Corp.	32,077	1,067,843

		134,775,913

Total Information Technology		744,622,779

Materials (2.7%)
Chemicals (2.1%)
Air Products & Chemicals, Inc.	32,413	4,901,494
Albemarle Corp.(x)	16,204	2,208,767
CF Industries Holdings, Inc.	36,596	1,286,715
DowDuPont, Inc.	346,669	23,999,896
Eastman Chemical Co.	21,245	1,922,460
Ecolab, Inc.	38,689	4,975,792
FMC Corp.	19,775	1,766,105
International Flavors & Fragrances, Inc.	11,816	1,688,625
LyondellBasell Industries NV, Class A	48,219	4,776,092
Monsanto Co.	65,298	7,824,006
Mosaic Co. (The)	52,255	1,128,185
PPG Industries, Inc.	37,949	4,123,538
Praxair, Inc.	42,551	5,946,077
Sherwin-Williams Co. (The)	12,278	4,396,015

		70,943,767

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	9,171	1,891,335
Vulcan Materials Co.	19,341	2,313,184

		4,204,519

Containers & Packaging (0.3%)
Avery Dennison Corp.	13,199	1,297,990
Ball Corp.	52,453	2,166,309
International Paper Co.	60,764	3,452,610
Packaging Corp. of America	13,654	1,565,841
Sealed Air Corp.	27,882	1,191,119
WestRock Co.	37,781	2,143,316

		11,817,185

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.*	197,501	2,772,914
Newmont Mining Corp.	78,596	2,948,136
Nucor Corp.	46,772	2,621,103

		8,342,153

Total Materials		95,307,624

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.7%)
Alexandria Real Estate Equities, Inc. (REIT)	14,238	1,693,895
American Tower Corp. (REIT)	63,726	8,710,071
Apartment Investment & Management Co. (REIT), Class A	23,739	1,041,193
AvalonBay Communities, Inc. (REIT)	20,368	3,634,059
Boston Properties, Inc. (REIT)	22,632	2,781,020
Crown Castle International Corp. (REIT)	60,236	6,022,395
Digital Realty Trust, Inc. (REIT)	30,449	3,603,030
Duke Realty Corp. (REIT)	51,254	1,477,140
Equinix, Inc. (REIT)	11,595	5,174,849
Equity Residential (REIT)	54,393	3,586,130
Essex Property Trust, Inc. (REIT)	9,730	2,471,712
Extra Space Storage, Inc. (REIT)	18,925	1,512,486
Federal Realty Investment Trust	10,855	1,348,300
GGP, Inc. (REIT)	92,995	1,931,506
HCP, Inc. (REIT)	68,254	1,899,509
Host Hotels & Resorts, Inc. (REIT)	108,362	2,003,613
Iron Mountain, Inc. (REIT)	39,242	1,526,514
Kimco Realty Corp. (REIT)	61,302	1,198,454
Macerich Co. (The) (REIT)	16,088	884,357
Mid-America Apartment Communities, Inc. (REIT)	16,474	1,760,741
Prologis, Inc. (REIT)	78,967	5,011,246
Public Storage (REIT)	22,251	4,761,491
Realty Income Corp. (REIT)	40,142	2,295,721
Regency Centers Corp. (REIT)	22,072	1,369,347
SBA Communications Corp. (REIT)*	17,800	2,564,090
Simon Property Group, Inc. (REIT)	46,169	7,433,671
SL Green Realty Corp. (REIT)	14,292	1,448,065
UDR, Inc. (REIT)	40,204	1,528,958
Ventas, Inc. (REIT)	52,582	3,424,666
Vornado Realty Trust (REIT)	25,030	1,924,306
Welltower, Inc. (REIT)	54,241	3,812,057
Weyerhaeuser Co. (REIT)	111,411	3,791,316

		93,625,908

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	43,524	1,648,689

Total Real Estate		95,274,597

Telecommunication Services (2.0%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	912,189	35,730,443
CenturyLink, Inc.(x)	81,916	1,548,212
Level 3 Communications, Inc.*	43,045	2,293,868
Verizon Communications, Inc.	606,077	29,994,751

Total Telecommunication Services		69,567,274

Utilities (2.8%)
Electric Utilities (1.7%)
Alliant Energy Corp.	34,721	1,443,352
American Electric Power Co., Inc.	73,078	5,132,999
Duke Energy Corp.	103,940	8,722,645
Edison International	48,165	3,716,893
Entergy Corp.	26,743	2,042,095
Eversource Energy	46,838	2,830,889
Exelon Corp.	142,753	5,377,506
FirstEnergy Corp.	64,986	2,003,518
NextEra Energy, Inc.	69,585	10,197,682
PG&E Corp.	76,082	5,180,423
Pinnacle West Capital Corp.	16,101	1,361,501
PPL Corp.	101,050	3,834,848
Southern Co. (The)	148,453	7,294,980
Xcel Energy, Inc.	75,078	3,552,691

		62,692,022

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	94,365	1,039,902
NRG Energy, Inc.	43,171	1,104,746

		2,144,648

Multi-Utilities (0.9%)
Ameren Corp.	36,265	2,097,568

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CenterPoint Energy, Inc.	62,589	$1,828,225
CMS Energy Corp.	40,927	1,895,739
Consolidated Edison, Inc.	46,132	3,721,930
Dominion Energy, Inc.	96,200	7,400,665
DTE Energy Co.	26,519	2,847,080
NiSource, Inc.	47,404	1,213,068
Public Service Enterprise Group, Inc.	74,744	3,456,910
SCANA Corp.	21,453	1,040,256
Sempra Energy	37,185	4,243,924
WEC Energy Group, Inc.	46,498	2,919,144

		32,664,509

Water Utilities (0.1%)
American Water Works Co., Inc.	26,233	2,122,512

Total Utilities		99,623,691

Total Common Stocks (90.3%) (Cost $1,609,706,269)		3,202,917,873

SHORT-TERM INVESTMENTS:
Investment Company (4.2%)
JPMorgan Prime Money Market Fund, IM Shares	151,780,251	151,825,785

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.7%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $1,700,227, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $1,734,926.(xx)	$1,700,000	1,700,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,800,158, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $1,836,001.(xx)	1,800,000	1,800,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $600,063, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $612,006.(xx)	600,000	600,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $800,083, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $816,004.(xx)	800,000	800,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $2,200,220, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $2,244,008.(xx)	2,200,000	2,200,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,700,170, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $1,734,009.(xx)	1,700,000	1,700,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,000,207, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,020,121.(xx)	1,000,119	1,000,119
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $900,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $918,700.(xx)	900,000	900,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $2,000,173, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,041,555.(xx)	2,000,000	2,000,000
Natixis, 1.25%, dated 9/26/17, due 10/3/17, repurchase price $2,000,278, collateralized by various U.S. Government Agency Securities, ranging from 1.636%- 4.000%, maturing 7/1/33-8/20/47, U.S. Government Treasury Securities, 1.750%, maturing 4/30/22; total market value $2,040,425.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $4,000,393, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $4,080,402.(xx)	$4,000,000	$4,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $2,000,408, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $2,040,005.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $1,020,030.(xx)	1,000,000	1,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $2,040,000.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		23,700,119

Total Short-Term Investments (4.9%) (Cost $175,525,904)		175,525,904

Total Investments (95.2%) (Cost $1,785,232,173)		3,378,443,777
Other Assets Less Liabilities (4.8%)		169,585,907

Net Assets (100%)		$3,548,029,684

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,975,660.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $24,639,605. This was secured by cash collateral of $23,700,119 which was subsequently invested in joint repurchase agreements with a total value of $23,700,119, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,449,712 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/5/17-11/15/46.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
BlackRock, Inc.	12,899	5,397,199	—	(507,579)	45,490	831,904	5,767,014	100,378	—
PNC Financial Services Group, Inc. (The)	49,986	6,641,223	—	(836,158)	172,372	759,176	6,736,613	99,865	—

Total		12,038,422	—	(1,343,737)	217,862	1,591,080	12,503,627	200,243	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,753	12/2017	USD	346,341,165	6,748,936

					6,748,936

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$379,691,396	$—	$—	$379,691,396
Consumer Staples	263,944,620	—	—	263,944,620
Energy	194,973,889	—	—	194,973,889
Financials	467,802,779	—	—	467,802,779
Health Care	464,815,436	—	—	464,815,436
Industrials	327,293,788	—	—	327,293,788
Information Technology	744,622,779	—	—	744,622,779
Materials	95,307,624	—	—	95,307,624
Real Estate	95,274,597	—	—	95,274,597
Telecommunication Services	69,567,274	—	—	69,567,274
Utilities	99,623,691	—	—	99,623,691
Futures	6,748,936	—	—	6,748,936
Short-Term Investments
Investment Companies	151,825,785	—	—	151,825,785
Repurchase Agreements	—	23,700,119	—	23,700,119

Total Assets	$3,361,492,594	$23,700,119	$—	$3,385,192,713

Total Liabilities	$—	$—	$—	$—

Total	$3,361,492,594	$23,700,119	$—	$3,385,192,713

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,647,308,737
Aggregate gross unrealized depreciation	(47,881,174)

Net unrealized appreciation	$1,599,427,563

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,785,765,150

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.6%)
Auto Components (0.6%)
Cooper Tire & Rubber Co.(x)	5,492	$205,401
Dana, Inc.	15,239	426,082
Gentex Corp.	30,426	602,435

		1,233,918

Automobiles (0.3%)
Thor Industries, Inc.	5,179	652,088

Distributors (0.2%)
Pool Corp.	4,383	474,109

Diversified Consumer Services (0.7%)
Adtalem Global Education, Inc.	6,458	231,519
Graham Holdings Co., Class B	497	290,795
Service Corp. International	19,898	686,481
Sotheby’s*	4,210	194,123

		1,402,918

Hotels, Restaurants & Leisure (2.5%)
Brinker International, Inc.	5,298	168,794
Buffalo Wild Wings, Inc.*	1,668	176,308
Cheesecake Factory, Inc. (The)(x)	4,637	195,310
Churchill Downs, Inc.	1,380	284,556
Cracker Barrel Old Country Store, Inc.(x)	2,551	386,783
Domino’s Pizza, Inc.	5,121	1,016,774
Dunkin’ Brands Group, Inc.	9,661	512,806
ILG, Inc.	11,323	302,664
International Speedway Corp., Class A	2,630	94,680
Jack in the Box, Inc.	3,139	319,927
Papa John’s International, Inc.(x)	2,796	204,304
Six Flags Entertainment Corp.	8,455	515,248
Texas Roadhouse, Inc.	6,944	341,228
Wendy’s Co. (The)	19,730	306,407

		4,825,789

Household Durables (1.7%)
CalAtlantic Group, Inc.	8,081	296,007
Helen of Troy Ltd.*	2,933	284,208
KB Home	8,731	210,592
NVR, Inc.*	376	1,073,479
Tempur Sealy International, Inc.(x)*	4,913	316,987
Toll Brothers, Inc.	16,033	664,888
TRI Pointe Group, Inc.*	16,376	226,153
Tupperware Brands Corp.	5,391	333,272

		3,405,586

Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	3,322	129,724

Leisure Products (0.6%)
Brunswick Corp.	9,434	528,021
Polaris Industries, Inc.(x)	6,205	649,229

		1,177,250

Media (1.4%)
AMC Networks, Inc., Class A*	5,469	319,772
Cable One, Inc.	501	361,782
Cinemark Holdings, Inc.	11,186	405,045
John Wiley & Sons, Inc., Class A	4,681	250,434
Live Nation Entertainment, Inc.*	14,239	620,108
Meredith Corp.(x)	4,113	228,272
New York Times Co. (The), Class A	13,308	260,837
TEGNA, Inc.	23,188	309,096

		2,755,346

Multiline Retail (0.2%)
Big Lots, Inc.(x)	4,681	250,761
Dillard’s, Inc., Class A(x)	2,257	126,550

		377,311

Specialty Retail (1.7%)
Aaron’s, Inc.	6,605	288,176
American Eagle Outfitters, Inc.	18,009	257,529
AutoNation, Inc.(x)*	6,925	328,661
Bed Bath & Beyond, Inc.	15,316	359,467
Dick’s Sporting Goods, Inc.	9,076	245,143
GameStop Corp., Class A	10,781	222,735
Michaels Cos., Inc. (The)*	11,639	249,889
Murphy USA, Inc.*	3,615	249,435
Office Depot, Inc.	55,072	250,027
Sally Beauty Holdings, Inc.*	14,169	277,429
Urban Outfitters, Inc.(x)*	8,842	211,324
Williams-Sonoma, Inc.(x)	8,412	419,421

		3,359,236

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	5,110	504,613
Deckers Outdoor Corp.*	3,461	236,767
Skechers U.S.A., Inc., Class A*	14,123	354,346

		1,095,726

Total Consumer Discretionary		20,889,001

Consumer Staples (3.5%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A(x)*	963	150,421

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	4,101	448,855
Sprouts Farmers Market, Inc.*	13,460	252,644
United Natural Foods, Inc.*	5,372	223,421

		924,920

Food Products (2.3%)
Dean Foods Co.	9,945	108,202
Flowers Foods, Inc.	19,411	365,121
Hain Celestial Group, Inc. (The)*	11,023	453,596
Ingredion, Inc.	7,630	920,483
Lamb Weston Holdings, Inc.	15,274	716,198
Lancaster Colony Corp.	2,086	250,570
Post Holdings, Inc.*	7,036	621,068
Sanderson Farms, Inc.	2,134	344,684
Snyder’s-Lance, Inc.	9,045	344,976
Tootsie Roll Industries, Inc.(x)	1,977	75,126
TreeHouse Foods, Inc.(x)*	6,055	410,105

		4,610,129

Household Products (0.2%)
Energizer Holdings, Inc.	6,494	299,049

Personal Products (0.4%)
Avon Products, Inc.*	46,778	108,993
Edgewell Personal Care Co.*	6,051	440,331
Nu Skin Enterprises, Inc., Class A	5,304	326,090

		875,414

Total Consumer Staples		6,859,933

Energy (3.7%)
Energy Equipment & Services (1.4%)
Core Laboratories NV	4,679	461,817
Diamond Offshore Drilling, Inc.(x)*	6,904	100,108
Dril-Quip, Inc.*	3,996	176,423
Ensco plc, Class A(x)	32,416	193,524
Nabors Industries Ltd.	30,397	245,304
Oceaneering International, Inc.	10,566	277,569
Patterson-UTI Energy, Inc.	22,752	476,427
Rowan Cos. plc, Class A*	12,445	159,918
Superior Energy Services, Inc.*	16,219	173,219

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Transocean Ltd.(x)*	41,329	$444,700

		2,709,009

Oil, Gas & Consumable Fuels (2.3%)
Callon Petroleum Co.*	21,552	242,244
CONSOL Energy, Inc.*	21,063	356,807
Energen Corp.*	10,271	561,618
Gulfport Energy Corp.*	17,383	249,272
HollyFrontier Corp.	18,776	675,372
Matador Resources Co.(x)*	9,630	261,455
Murphy Oil Corp.	17,143	455,318
PBF Energy, Inc., Class A(x)	11,688	322,706
QEP Resources, Inc.*	25,547	218,938
SM Energy Co.(x)	10,800	191,592
Southwestern Energy Co.*	53,960	329,696
World Fuel Services Corp.	7,245	245,678
WPX Energy, Inc.*	42,056	483,644

		4,594,340

Total Energy		7,303,349

Financials (15.5%)
Banks (7.8%)
Associated Banc-Corp.	16,055	389,334
BancorpSouth, Inc.	8,980	287,809
Bank of Hawaii Corp.	4,517	376,537
Bank of the Ozarks, Inc.	12,861	617,971
Cathay General Bancorp	8,088	325,138
Chemical Financial Corp.	7,496	391,741
Commerce Bancshares, Inc.	9,451	545,984
Cullen/Frost Bankers, Inc.	6,189	587,460
East West Bancorp, Inc.	15,314	915,471
First Horizon National Corp.	24,713	473,254
FNB Corp.	34,167	479,363
Fulton Financial Corp.	18,416	345,300
Hancock Holding Co.	9,001	436,098
Home BancShares, Inc.	16,832	424,503
International Bancshares Corp.	5,889	236,149
MB Financial, Inc.	8,969	403,784
PacWest Bancorp	12,695	641,224
Pinnacle Financial Partners, Inc.	7,798	522,076
Prosperity Bancshares, Inc.	7,332	481,932
Signature Bank*	5,824	745,705
Sterling Bancorp	23,864	588,248
SVB Financial Group*	5,611	1,049,762
Synovus Financial Corp.	12,929	595,510
TCF Financial Corp.	18,460	314,558
Texas Capital Bancshares, Inc.*	5,221	447,962
Trustmark Corp.	7,212	238,861
UMB Financial Corp.	4,716	351,295
Umpqua Holdings Corp.	23,305	454,681
United Bankshares, Inc.	11,065	411,065
Valley National Bancorp	27,820	335,231
Webster Financial Corp.	9,743	511,995
Wintrust Financial Corp.	5,994	469,390

		15,395,391

Capital Markets (2.9%)
Eaton Vance Corp.	12,179	601,277
FactSet Research Systems, Inc.	4,192	755,021
Federated Investors, Inc., Class B(x)	9,886	293,614
Janus Henderson Group plc	19,105	665,618
Legg Mason, Inc.	9,251	363,657
MarketAxess Holdings, Inc.	3,997	737,486
MSCI, Inc.	9,576	1,119,435
SEI Investments Co.	14,043	857,466
Stifel Financial Corp.	7,203	385,072

		5,778,646

Consumer Finance (0.3%)
SLM Corp.*	45,608	523,124

Insurance (4.0%)
Alleghany Corp.*	1,646	911,899
American Financial Group, Inc.	7,433	768,944
Aspen Insurance Holdings Ltd.	6,294	254,278
Brown & Brown, Inc.	12,336	594,472
CNO Financial Group, Inc.	18,000	420,120
First American Financial Corp.	11,747	586,998
Genworth Financial, Inc., Class A*	53,021	204,131
Hanover Insurance Group, Inc. (The)	4,519	438,027
Kemper Corp.	5,174	274,222
Mercury General Corp.	3,961	224,549
Old Republic International Corp.	25,924	510,444
Primerica, Inc.	4,794	390,951
Reinsurance Group of America, Inc.	6,828	952,710
RenaissanceRe Holdings Ltd.	4,306	581,913
WR Berkley Corp.	10,220	682,083

		7,795,741

Thrifts & Mortgage Finance (0.5%)
New York Community Bancorp, Inc.	51,853	668,385
Washington Federal, Inc.	9,407	316,546

		984,931

Total Financials		30,477,833

Health Care (7.4%)
Biotechnology (0.6%)
Bioverativ, Inc.*	11,465	654,308
United Therapeutics Corp.*	4,692	549,855

		1,204,163

Health Care Equipment & Supplies (2.8%)
ABIOMED, Inc.*	4,423	745,718
Globus Medical, Inc., Class A*	7,680	228,250
Halyard Health, Inc.*	4,953	223,034
Hill-Rom Holdings, Inc.	7,026	519,924
LivaNova plc(x)*	4,605	322,626
Masimo Corp.*	5,017	434,272
NuVasive, Inc.*	5,387	298,763
STERIS plc	9,000	795,600
Teleflex, Inc.	4,798	1,160,971
West Pharmaceutical Services, Inc.	7,873	757,855

		5,487,013

Health Care Providers & Services (1.5%)
Acadia Healthcare Co., Inc.(x)*	8,548	408,252
HealthSouth Corp.	10,423	483,106
LifePoint Health, Inc.*	4,244	245,728
MEDNAX, Inc.*	9,999	431,157
Molina Healthcare, Inc.(x)*	4,661	320,490
Owens & Minor, Inc.	6,422	187,522
Tenet Healthcare Corp.(x)*	8,461	139,014
WellCare Health Plans, Inc.*	4,731	812,503

		3,027,772

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	19,074	271,423
Medidata Solutions, Inc.*	6,122	477,883

		749,306

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	2,170	482,217
Bio-Techne Corp.	3,960	478,724
Charles River Laboratories International, Inc.*	5,055	546,042
INC Research Holdings, Inc., Class A*	5,973	312,388
PAREXEL International Corp.*	5,466	481,445

		2,300,816

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (0.9%)
Akorn, Inc.*	9,735	$323,105
Catalent, Inc.*	13,755	549,099
Endo International plc*	21,562	184,679
Mallinckrodt plc*	10,382	387,975
Prestige Brands Holdings, Inc.*	5,622	281,606

		1,726,464

Total Health Care		14,495,534

Industrials (14.2%)
Aerospace & Defense (1.8%)
Curtiss-Wright Corp.	4,695	490,815
Esterline Technologies Corp.*	2,944	265,402
Huntington Ingalls Industries, Inc.	4,869	1,102,536
KLX, Inc.*	5,419	286,828
Orbital ATK, Inc.	6,131	816,404
Teledyne Technologies, Inc.*	3,752	597,243

		3,559,228

Airlines (0.3%)
JetBlue Airways Corp.*	35,067	649,792

Building Products (0.4%)
Lennox International, Inc.	4,053	725,365

Commercial Services & Supplies (1.7%)
Brink’s Co. (The)	5,383	453,518
Clean Harbors, Inc.*	5,468	310,036
Copart, Inc.*	21,417	736,103
Deluxe Corp.	5,100	372,096
Herman Miller, Inc.	6,426	230,693
HNI Corp.	4,616	191,426
MSA Safety, Inc.	3,536	281,147
Pitney Bowes, Inc.	19,832	277,846
Rollins, Inc.	10,131	467,444

		3,320,309

Construction & Engineering (1.1%)
AECOM*	16,692	614,433
Dycom Industries, Inc.(x)*	3,324	285,465
EMCOR Group, Inc.	6,268	434,874
Granite Construction, Inc.	4,225	244,839
KBR, Inc.(x)	14,956	267,413
Valmont Industries, Inc.	2,392	378,175

		2,225,199

Electrical Equipment (0.7%)
EnerSys	4,569	316,038
Hubbell, Inc.	5,703	661,662
Regal Beloit Corp.	4,742	374,618

		1,352,318

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	6,745	676,456

Machinery (4.6%)
AGCO Corp.	7,016	517,570
Crane Co.	5,404	432,266
Donaldson Co., Inc.	13,980	642,241
Graco, Inc.	5,973	738,800
IDEX Corp.	8,123	986,700
ITT, Inc.	9,360	414,367
Kennametal, Inc.	8,582	346,198
Lincoln Electric Holdings, Inc.	6,539	599,496
Nordson Corp.	5,492	650,802
Oshkosh Corp.	7,919	653,634
Terex Corp.	9,185	413,509
Timken Co. (The)	7,307	354,755
Toro Co. (The)	11,463	711,394
Trinity Industries, Inc.	16,099	513,558
Wabtec Corp.(x)	9,110	690,083
Woodward, Inc.	5,841	453,320

		9,118,693

Marine (0.2%)
Kirby Corp.*	5,683	374,794

Professional Services (0.7%)
Dun & Bradstreet Corp. (The)	3,944	459,121
ManpowerGroup, Inc.	7,116	838,407

		1,297,528

Road & Rail (1.7%)
Avis Budget Group, Inc.*	8,067	307,030
Genesee & Wyoming, Inc., Class A*	6,497	480,843
Knight-Swift Transportation Holdings, Inc.*	13,603	565,205
Landstar System, Inc.	4,445	442,944
Old Dominion Freight Line, Inc.	7,305	804,354
Ryder System, Inc.	5,659	478,468
Werner Enterprises, Inc.	4,813	175,915

		3,254,759

Trading Companies & Distributors (0.7%)
GATX Corp.(x)	4,115	253,319
MSC Industrial Direct Co., Inc., Class A	4,741	358,277
NOW, Inc.*	11,760	162,406
Watsco, Inc.	3,221	518,807

		1,292,809

Total Industrials		27,847,250

Information Technology (15.7%)
Communications Equipment (1.3%)
ARRIS International plc*	19,076	543,475
Brocade Communications Systems, Inc.	44,022	526,063
Ciena Corp.*	14,921	327,814
InterDigital, Inc.	3,709	273,539
NetScout Systems, Inc.(x)*	9,570	309,590
Plantronics, Inc.	3,567	157,733
ViaSat, Inc.(x)*	5,697	366,431

		2,504,645

Electronic Equipment, Instruments & Components (4.7%)
Arrow Electronics, Inc.*	9,389	754,969
Avnet, Inc.	13,123	515,734
Belden, Inc.	4,467	359,728
Cognex Corp.	9,192	1,013,694
Coherent, Inc.*	2,617	615,440
IPG Photonics Corp.*	4,002	740,610
Jabil, Inc.	19,158	546,961
Keysight Technologies, Inc.*	19,675	819,661
Knowles Corp.(x)*	9,711	148,287
Littelfuse, Inc.	2,412	472,463
National Instruments Corp.	11,331	477,828
SYNNEX Corp.	3,114	393,952
Tech Data Corp.*	3,707	329,367
Trimble, Inc.*	26,876	1,054,882
VeriFone Systems, Inc.*	11,904	241,413
Vishay Intertechnology, Inc.	14,448	271,622
Zebra Technologies Corp., Class A*	5,672	615,866

		9,372,477

Internet Software & Services (0.6%)
Cars.com, Inc.(x)*	7,617	202,688
j2 Global, Inc.	5,122	378,413
LogMeIn, Inc.	5,594	615,620

		1,196,721

IT Services (3.1%)
Acxiom Corp.*	8,519	209,908
Broadridge Financial Solutions, Inc.	12,424	1,004,108
Convergys Corp.	9,881	255,819

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CoreLogic, Inc.*	8,931	$412,791
DST Systems, Inc.	6,475	355,348
Jack Henry & Associates, Inc.	8,221	845,037
Leidos Holdings, Inc.	15,141	896,650
MAXIMUS, Inc.	6,840	441,180
Sabre Corp.	22,142	400,770
Science Applications International Corp.	4,644	310,451
Teradata Corp.(x)*	13,531	457,212
WEX, Inc.*	4,221	473,681

		6,062,955

Semiconductors & Semiconductor Equipment (2.4%)
Cirrus Logic, Inc.*	6,777	361,350
Cree, Inc.*	10,369	292,302
Cypress Semiconductor Corp.(x)	35,387	531,513
First Solar, Inc.(x)*	8,539	391,769
Integrated Device Technology, Inc.*	14,184	377,011
Microsemi Corp.*	12,237	629,961
Monolithic Power Systems, Inc.	4,059	432,486
Silicon Laboratories, Inc.*	4,523	361,388
Synaptics, Inc.(x)*	3,524	138,070
Teradyne, Inc.	21,066	785,551
Versum Materials, Inc.	11,482	445,731

		4,747,132

Software (3.2%)
ACI Worldwide, Inc.*	12,589	286,777
Blackbaud, Inc.	5,091	446,990
CDK Global, Inc.	14,046	886,162
CommVault Systems, Inc.*	4,501	273,661
Fair Isaac Corp.	3,286	461,683
Fortinet, Inc.*	16,009	573,763
Manhattan Associates, Inc.*	7,306	303,710
PTC, Inc.*	12,254	689,655
Take-Two Interactive Software, Inc.*	11,228	1,147,838
Tyler Technologies, Inc.*	3,674	640,452
Ultimate Software Group, Inc. (The)(x)*	3,066	581,314

		6,292,005

Technology Hardware, Storage & Peripherals (0.4%)
3D Systems Corp.(x)*	11,903	159,381
Diebold Nixdorf, Inc.(x)	8,039	183,691
NCR Corp.*	12,918	484,684

		827,756

Total Information Technology		31,003,691

Materials (6.5%)
Chemicals (2.7%)
Ashland Global Holdings, Inc.	6,683	437,001
Cabot Corp.	6,573	366,773
Chemours Co. (The)	19,577	990,792
Minerals Technologies, Inc.	3,723	263,030
NewMarket Corp.	984	418,938
Olin Corp.	17,550	601,088
PolyOne Corp.	8,604	344,418
RPM International, Inc.	14,171	727,539
Scotts Miracle-Gro Co. (The), Class A	4,452	433,358
Sensient Technologies Corp.	4,682	360,139
Valvoline, Inc.	21,624	507,083

		5,450,159

Construction Materials (0.3%)
Eagle Materials, Inc.	5,145	548,972

Containers & Packaging (1.2%)
AptarGroup, Inc.	6,670	575,688
Bemis Co., Inc.	9,697	441,892
Greif, Inc., Class A	2,812	164,614
Owens-Illinois, Inc.*	17,173	432,073
Silgan Holdings, Inc.	7,849	230,996
Sonoco Products Co.	10,513	530,381

		2,375,644

Metals & Mining (1.9%)
Allegheny Technologies, Inc.(x)*	11,505	274,970
Carpenter Technology Corp.	4,967	238,565
Commercial Metals Co.	12,339	234,811
Compass Minerals International, Inc.(x)	3,614	234,549
Reliance Steel & Aluminum Co.	7,705	586,890
Royal Gold, Inc.	6,914	594,881
Steel Dynamics, Inc.	25,567	881,293
United States Steel Corp.(x)	18,468	473,889
Worthington Industries, Inc.	4,758	218,868

		3,738,716

Paper & Forest Products (0.4%)
Domtar Corp.	6,632	287,762
Louisiana-Pacific Corp.*	15,275	413,647

		701,409

Total Materials		12,814,900

Real Estate (8.7%)
Equity Real Estate Investment Trusts (REITs) (8.4%)
Alexander & Baldwin, Inc. (REIT)	4,909	227,434
American Campus Communities, Inc. (REIT)	14,468	638,762
Camden Property Trust (REIT)	9,660	883,406
CoreCivic, Inc. (REIT)	12,594	337,141
CoreSite Realty Corp. (REIT)	3,653	408,771
Corporate Office Properties Trust (REIT)	10,483	344,157
Cousins Properties, Inc. (REIT)	44,681	417,321
CyrusOne, Inc. (REIT)	9,756	574,921
DCT Industrial Trust, Inc. (REIT)	9,859	571,033
Douglas Emmett, Inc. (REIT)	16,315	643,137
Education Realty Trust, Inc. (REIT)	7,696	276,517
EPR Properties (REIT)	6,785	473,186
First Industrial Realty Trust, Inc. (REIT)	12,650	380,639
GEO Group, Inc. (The) (REIT)	13,098	352,336
Healthcare Realty Trust, Inc. (REIT)	13,181	426,274
Highwoods Properties, Inc. (REIT)	10,936	569,656
Hospitality Properties Trust (REIT)	17,364	494,700
JBG SMITH Properties (REIT)*	9,724	332,658
Kilroy Realty Corp. (REIT)	10,419	740,999
Lamar Advertising Co. (REIT), Class A	8,833	605,325
LaSalle Hotel Properties (REIT)	11,934	346,325
Liberty Property Trust (REIT)	15,585	639,920
Life Storage, Inc. (REIT)	5,016	410,359
Mack-Cali Realty Corp. (REIT)	9,534	226,051
Medical Properties Trust, Inc. (REIT)	38,513	505,676
National Retail Properties, Inc. (REIT)	15,789	657,770
Omega Healthcare Investors, Inc. (REIT)	20,857	665,547
Potlatch Corp. (REIT)	4,282	218,382
Quality Care Properties, Inc. (REIT)*	10,235	158,643
Rayonier, Inc. (REIT)	13,604	393,020
Sabra Health Care REIT, Inc. (REIT)	18,164	398,518
Senior Housing Properties Trust (REIT)	25,138	491,448
Tanger Factory Outlet Centers, Inc. (REIT)(x)	10,118	247,082
Taubman Centers, Inc. (REIT)	6,384	317,285
Uniti Group, Inc. (REIT)(x)	17,339	254,190
Urban Edge Properties (REIT)	11,256	271,495
Washington Prime Group, Inc. (REIT)	19,765	164,642

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Weingarten Realty Investors (REIT)	12,680	$402,463

		16,467,189

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	4,806	593,541

Total Real Estate		17,060,730

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.(x)	8,539	100,675

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	9,800	273,322

Total Telecommunication Services		373,997

Utilities (5.0%)
Electric Utilities (1.7%)
Great Plains Energy, Inc.	22,859	692,628
Hawaiian Electric Industries, Inc.	11,479	383,054
IDACORP, Inc.	5,342	469,722
OGE Energy Corp.	21,181	763,151
PNM Resources, Inc.	8,393	338,238
Westar Energy, Inc.	15,073	747,621

		3,394,414

Gas Utilities (2.1%)
Atmos Energy Corp.	11,263	944,289
National Fuel Gas Co.	9,042	511,868
New Jersey Resources Corp.	9,294	391,742
ONE Gas, Inc.	5,524	406,787
Southwest Gas Holdings, Inc.	5,038	391,050
UGI Corp.	18,360	860,350
WGL Holdings, Inc.	5,401	454,764

		3,960,850

Multi-Utilities (0.9%)
Black Hills Corp.	5,657	389,598
MDU Resources Group, Inc.	20,671	536,412
NorthWestern Corp.	5,208	296,544
Vectren Corp.	8,780	577,460

		1,800,014

Water Utilities (0.3%)
Aqua America, Inc.	18,814	624,437

Total Utilities		9,779,715

Total Common Stocks (91.0%) (Cost $127,008,089)		178,905,933

SHORT-TERM INVESTMENTS:
Investment Company (4.0%)
JPMorgan Prime Money Market Fund, IM Shares	7,915,204	7,917,579

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.0%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $700,093, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $714,381.(xx)	$700,000	700,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $900,079, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $918,000.(xx)	900,000	900,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $400,042, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $408,002.(xx)	400,000	400,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,100,110, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $1,122,004.(xx)	1,100,000	1,100,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $300,031, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $306,003.(xx)	300,000	300,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $900,090, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18- 7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $918,005.(xx)	900,000	900,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $166,831, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $170,152.(xx)	166,816	166,816
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $600,052, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $612,467.(xx)	600,000	600,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $500,104, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $510,389.(xx)	$500,000	$500,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $2,000,197, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $2,040,201.(xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $250,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $255,000.(xx)	250,000	250,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $1,000,204, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $1,020,002.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $1,020,030.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		9,816,816

Total Short-Term Investments (9.0%) (Cost $17,734,395)		17,734,395

Total Investments (100.0%) (Cost $144,742,484)		196,640,328
Other Assets Less Liabilities (0.0%)		(289)

Net Assets (100%)		$196,640,039

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $9,635,760. This was secured by cash collateral of $9,816,816 which was subsequently invested in joint repurchase agreements with a total value of $9,816,816, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $26,345 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.250%, maturing 10/12/17-11/15/46.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	101	12/2017	USD	18,136,570	793,555

					793,555

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$20,889,001	$—	$—	$20,889,001
Consumer Staples	6,859,933	—	—	6,859,933
Energy	7,303,349	—	—	7,303,349
Financials	30,477,833	—	—	30,477,833
Health Care	14,495,534	—	—	14,495,534
Industrials	27,847,250	—	—	27,847,250
Information Technology	31,003,691	—	—	31,003,691
Materials	12,814,900	—	—	12,814,900
Real Estate	17,060,730	—	—	17,060,730
Telecommunication Services	373,997	—	—	373,997
Utilities	9,779,715	—	—	9,779,715
Futures	793,555	—	—	793,555
Short-Term Investments
Investment Companies	7,917,579	—	—	7,917,579
Repurchase Agreements	—	9,816,816	—	9,816,816

Total Assets	$187,617,067	$9,816,816	$—	$197,433,883

Total Liabilities	$—	$—	$—	$—

Total	$187,617,067	$9,816,816	$—	$197,433,883

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,848,655
Aggregate gross unrealized depreciation	(8,441,044)

Net unrealized appreciation	$52,407,611

Federal income tax cost of investment securities and derivative instruments, if applicable	$145,026,272

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.7%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	37,100	$652,218
Cooper Tire & Rubber Co.(x)	23,494	878,676
Cooper-Standard Holdings, Inc.*	7,903	916,511
Dana, Inc.	65,684	1,836,525
Dorman Products, Inc.*	11,934	854,713
Fox Factory Holding Corp.*	15,191	654,732
Gentherm, Inc.*	16,593	616,430
Horizon Global Corp.*	8,230	145,177
LCI Industries	10,959	1,269,600
Modine Manufacturing Co.*	20,931	402,922
Motorcar Parts of America, Inc.*	6,541	192,698
Shiloh Industries, Inc.*	4,872	50,669
Standard Motor Products, Inc.	9,209	444,334
Stoneridge, Inc.*	8,084	160,144
Superior Industries International, Inc.	11,094	184,715
Tenneco, Inc.	24,023	1,457,475
Tower International, Inc.	8,817	239,822

		10,957,361

Automobiles (0.1%)
Winnebago Industries, Inc.	13,601	608,645

Distributors (0.1%)
Core-Mark Holding Co., Inc.	20,021	643,476
VOXX International Corp.*	6,215	53,138
Weyco Group, Inc.	2,196	62,322

		758,936

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.	28,376	1,017,280
American Public Education, Inc.*	5,184	109,123
Ascent Capital Group, Inc., Class A*	3,490	45,510
Bridgepoint Education, Inc.*	5,396	51,802
Cambium Learning Group, Inc.*	4,687	31,075
Capella Education Co.	5,744	402,942
Career Education Corp.*	29,236	303,762
Carriage Services, Inc.	4,800	122,880
Chegg, Inc.(x)*	40,533	601,510
Collectors Universe, Inc.	2,757	66,085
Grand Canyon Education, Inc.*	20,773	1,886,603
Houghton Mifflin Harcourt Co.*	47,621	573,833
K12, Inc.*	15,467	275,931
Laureate Education, Inc., Class A*	15,893	231,243
Liberty Tax, Inc.	1,903	27,403
Regis Corp.*	17,503	249,768
Sotheby’s*	16,615	766,118
Strayer Education, Inc.	5,319	464,189
Weight Watchers International, Inc.(x)*	12,249	533,444

		7,760,501

Hotels, Restaurants & Leisure (2.6%)
Belmond Ltd., Class A*	38,320	523,068
Biglari Holdings, Inc.*	525	174,977
BJ’s Restaurants, Inc.*	9,617	292,838
Bloomin’ Brands, Inc.	41,870	736,912
Bob Evans Farms, Inc.	8,717	675,655
Bojangles’, Inc.*	7,808	105,408
Boyd Gaming Corp.	36,321	946,162
Brinker International, Inc.	21,433	682,855
Buffalo Wild Wings, Inc.*	6,807	719,500
Caesars Acquisition Co., Class A*	21,201	454,761
Caesars Entertainment Corp.(x)*	24,809	331,200
Carrols Restaurant Group, Inc.*	10,132	110,439
Century Casinos, Inc.*	6,670	54,761
Cheesecake Factory, Inc. (The)(x)	20,334	856,468
Churchill Downs, Inc.	6,210	1,280,502
Chuy’s Holdings, Inc.*	7,750	163,138
Cracker Barrel Old Country Store, Inc.	8,536	1,294,227
Dave & Buster’s Entertainment, Inc.*	17,833	935,876
Del Frisco’s Restaurant Group, Inc.*	5,889	85,685
Del Taco Restaurants, Inc.*	10,523	161,423
Denny’s Corp.*	29,070	361,922
DineEquity, Inc.(x)	8,004	344,012
Drive Shack, Inc.	19,972	72,099
El Pollo Loco Holdings, Inc.*	6,739	81,879
Eldorado Resorts, Inc.(x)*	19,261	494,045
Empire Resorts, Inc.*	1,255	28,049
Fiesta Restaurant Group, Inc.(x)*	8,453	160,607
Fogo De Chao, Inc.*	2,931	36,344
Golden Entertainment, Inc.*	3,437	83,794
Habit Restaurants, Inc. (The), Class A(x)*	6,477	84,525
ILG, Inc.	48,249	1,289,695
Inspired Entertainment, Inc.*	1,608	21,306
International Speedway Corp., Class A	11,063	398,268
J Alexander’s Holdings, Inc.*	5,192	60,227
Jack in the Box, Inc.	13,631	1,389,271
La Quinta Holdings, Inc.*	38,709	677,408
Lindblad Expeditions Holdings, Inc.*	6,388	68,352
Marcus Corp. (The)	8,162	226,087
Marriott Vacations Worldwide Corp.	9,951	1,239,198
Monarch Casino & Resort, Inc.*	3,550	140,332
Nathan’s Famous, Inc.*	990	73,211
Noodles & Co.(x)*	3,700	16,280
Papa John’s International, Inc.(x)	12,522	914,983
Penn National Gaming, Inc.*	34,978	818,135
Pinnacle Entertainment, Inc.*	24,716	526,698
Planet Fitness, Inc., Class A	37,095	1,000,823
Potbelly Corp.*	7,923	98,245
RCI Hospitality Holdings, Inc.	2,822	69,845
Red Lion Hotels Corp.*	4,169	36,062
Red Robin Gourmet Burgers, Inc.*	6,236	417,812
Red Rock Resorts, Inc., Class A	29,651	686,717
Ruby Tuesday, Inc.*	22,439	48,019
Ruth’s Hospitality Group, Inc.	14,462	302,979
Scientific Games Corp., Class A*	24,596	1,127,727
SeaWorld Entertainment, Inc.(x)*	31,428	408,250
Shake Shack, Inc., Class A(x)*	8,577	285,014
Sonic Corp.(x)	19,385	493,348
Speedway Motorsports, Inc.	6,754	143,860
Texas Roadhouse, Inc.	30,077	1,477,983
Wingstop, Inc.(x)	12,589	418,584
Zoe’s Kitchen, Inc.*	6,644	83,914

		27,291,764

Household Durables (1.3%)
AV Homes, Inc.*	4,592	78,753
Bassett Furniture Industries, Inc.	3,357	126,559
Beazer Homes USA, Inc.*	9,392	176,006
Cavco Industries, Inc.*	4,015	592,413
Century Communities, Inc.*	5,581	137,851
CSS Industries, Inc.	3,078	88,708
Ethan Allen Interiors, Inc.	12,728	412,387
Flexsteel Industries, Inc.	2,398	121,579
GoPro, Inc., Class A(x)*	45,997	506,427
Green Brick Partners, Inc.*	7,396	73,220
Helen of Troy Ltd.*	11,930	1,156,016
Hooker Furniture Corp.	3,722	177,726

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Hovnanian Enterprises, Inc., Class A*	41,904	$80,875
Installed Building Products, Inc.*	9,310	603,288
iRobot Corp.(x)*	11,746	905,147
KB Home	36,960	891,475
La-Z-Boy, Inc.	20,844	560,704
LGI Homes, Inc.(x)*	7,505	364,518
Libbey, Inc.	9,076	84,044
Lifetime Brands, Inc.	2,712	49,630
M/I Homes, Inc.*	10,440	279,061
MDC Holdings, Inc.	18,074	600,238
Meritage Homes Corp.*	17,933	796,225
NACCO Industries, Inc., Class A	1,149	98,584
New Home Co., Inc. (The)*	3,541	39,518
PICO Holdings, Inc.*	8,124	135,671
Taylor Morrison Home Corp., Class A*	29,700	654,885
TopBuild Corp.*	16,529	1,077,194
TRI Pointe Group, Inc.*	67,897	937,657
Universal Electronics, Inc.*	6,886	436,572
William Lyon Homes, Class A*	7,245	166,563
ZAGG, Inc.*	8,920	140,490

		12,549,984

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	14,037	138,264
Duluth Holdings, Inc., Class B(x)*	5,744	116,546
FTD Cos., Inc.*	7,410	96,626
Gaia, Inc., Class A*	2,502	30,024
Groupon, Inc.(x)*	147,306	765,991
HSN, Inc.	14,558	568,490
Lands’ End, Inc.*	7,070	93,324
Liberty TripAdvisor Holdings, Inc., Class A*	32,804	405,129
Nutrisystem, Inc.	13,935	778,967
Overstock.com, Inc.*	5,318	157,945
PetMed Express, Inc.	8,506	281,974
Shutterfly, Inc.*	15,722	762,203

		4,195,483

Leisure Products (0.3%)
Acushnet Holdings Corp.(x)	7,365	130,802
American Outdoor Brands Corp.(x)*	24,953	380,533
Callaway Golf Co.	43,698	630,563
Clarus Corp.*	6,257	46,928
Escalade, Inc.	3,412	46,403
Johnson Outdoors, Inc., Class A	1,620	118,714
Malibu Boats, Inc., Class A*	6,540	206,926
Marine Products Corp.	6,663	106,941
MCBC Holdings, Inc.*	5,849	119,203
Nautilus, Inc.*	13,437	227,085
Sturm Ruger & Co., Inc.(x)	7,762	401,295
Vista Outdoor, Inc.*	24,694	566,480

		2,981,873

Media (1.2%)
AMC Entertainment Holdings, Inc., Class A(x)	24,450	359,415
Beasley Broadcast Group, Inc., Class A	1,534	17,948
Central European Media Enterprises Ltd., Class A(x)*	26,936	109,091
Clear Channel Outdoor Holdings, Inc., Class A	11,796	54,851
Daily Journal Corp.(x)*	331	72,360
Emerald Expositions Events, Inc.(x)	5,254	122,103
Entercom Communications Corp., Class A	9,900	113,355
Entravision Communications Corp., Class A	23,378	133,255
Eros International plc(x)*	11,372	162,620
EW Scripps Co. (The), Class A*	26,206	500,797
Gannett Co., Inc.	50,424	453,816
Global Eagle Entertainment, Inc.(x)*	18,313	62,630
Gray Television, Inc.*	27,579	432,990
Hemisphere Media Group, Inc.*	6,083	72,692
IMAX Corp.*	25,828	585,004
Liberty Media Corp.-Liberty Braves, Class C*	14,840	375,007
Liberty Media Corp-Liberty Braves, Class A*	4,811	122,055
Loral Space & Communications, Inc.*	5,109	252,896
MDC Partners, Inc., Class A*	25,079	275,869
Meredith Corp.(x)	17,156	952,158
MSG Networks, Inc., Class A*	26,299	557,539
National CineMedia, Inc.	29,735	207,550
New Media Investment Group, Inc.	21,327	315,426
New York Times Co. (The), Class A	57,018	1,117,553
Nexstar Media Group, Inc., Class A	19,690	1,226,686
Reading International, Inc., Class A*	4,717	74,151
Saga Communications, Inc., Class A	1,189	54,218
Salem Media Group, Inc.	3,362	22,189
Scholastic Corp.	13,362	497,066
Sinclair Broadcast Group, Inc., Class A(x)	31,837	1,020,376
Time, Inc.	47,835	645,773
Townsquare Media, Inc., Class A*	2,850	28,500
tronc, Inc.*	6,677	97,017
WideOpenWest, Inc.*	6,339	95,592
World Wrestling Entertainment, Inc., Class A(x)	16,214	381,840

		11,572,388

Multiline Retail (0.3%)
Big Lots, Inc.(x)	20,149	1,079,382
Dillard’s, Inc., Class A(x)	6,207	348,026
Fred’s, Inc., Class A(x)	16,461	106,009
JC Penney Co., Inc.(x)*	134,495	512,426
Ollie’s Bargain Outlet Holdings, Inc.*	20,862	967,997
Sears Holdings Corp.(x)*	8,488	61,962

		3,075,802

Specialty Retail (1.8%)
Aaron’s, Inc.	28,284	1,234,030
Abercrombie & Fitch Co., Class A	30,478	440,102
American Eagle Outfitters, Inc.	72,324	1,034,233
America’s Car-Mart, Inc.*	2,233	91,832
Asbury Automotive Group, Inc.*	8,311	507,802
Ascena Retail Group, Inc.(x)*	80,119	196,292
At Home Group, Inc.(x)*	1,649	37,663
Barnes & Noble Education, Inc.*	13,427	87,410
Barnes & Noble, Inc.	24,095	183,122
Big 5 Sporting Goods Corp.(x)	6,670	51,026
Boot Barn Holdings, Inc.(x)*	4,338	38,608
Buckle, Inc. (The)(x)	12,032	202,739
Build-A-Bear Workshop, Inc.*	4,571	41,825
Caleres, Inc.	20,206	616,687
Camping World Holdings, Inc., Class A	7,148	291,210
Carvana Co.(x)*	3,806	55,872
Cato Corp. (The), Class A	8,699	115,088
Chico’s FAS, Inc.	59,833	535,505
Children’s Place, Inc. (The)(x)	7,762	917,080
Citi Trends, Inc.	4,450	88,422

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Conn’s, Inc.(x)*	10,210	$287,412
Container Store Group, Inc. (The)*	5,905	24,860
DSW, Inc., Class A	29,041	623,801
Express, Inc.*	36,271	245,192
Finish Line, Inc. (The), Class A(x)	17,171	206,567
Five Below, Inc.*	24,460	1,342,364
Francesca’s Holdings Corp.*	19,469	143,292
Genesco, Inc.*	9,409	250,279
GNC Holdings, Inc., Class A(x)	29,540	261,134
Group 1 Automotive, Inc.(x)	9,270	671,704
Guess?, Inc.	26,670	454,190
Haverty Furniture Cos., Inc.	6,067	158,652
Hibbett Sports, Inc.*	6,890	98,183
J. Jill, Inc.(x)*	3,687	40,151
Kirkland’s, Inc.*	4,557	52,087
Lithia Motors, Inc., Class A	10,349	1,245,087
Lumber Liquidators Holdings, Inc.*	12,078	470,800
MarineMax, Inc.*	8,328	137,828
Monro, Inc.	14,572	816,761
Office Depot, Inc.	231,037	1,048,908
Party City Holdco, Inc.(x)*	14,569	197,410
Pier 1 Imports, Inc.	37,693	157,934
Rent-A-Center, Inc.(x)	13,991	160,617
Restoration Hardware Holdings, Inc.(x)*	8,696	611,503
Select Comfort Corp.*	18,950	588,398
Shoe Carnival, Inc.	4,604	103,038
Sonic Automotive, Inc., Class A	11,220	228,888
Sportsman’s Warehouse Holdings, Inc.(x)*	11,669	52,627
Tailored Brands, Inc.	23,354	337,232
Tile Shop Holdings, Inc.	16,629	211,188
Tilly’s, Inc., Class A	4,177	50,082
Vitamin Shoppe, Inc.*	11,206	59,952
Winmark Corp.	786	103,556
Zumiez, Inc.*	5,961	107,894

		18,316,119

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	13,253	816,120
Crocs, Inc.*	33,581	325,736
Culp, Inc.	3,674	120,324
Deckers Outdoor Corp.*	14,748	1,008,910
Delta Apparel, Inc.*	2,321	49,925
Fossil Group, Inc.(x)*	19,082	178,035
G-III Apparel Group Ltd.(x)*	19,375	562,263
Iconix Brand Group, Inc.*	14,979	85,231
Movado Group, Inc.	7,151	200,228
Oxford Industries, Inc.	7,256	461,046
Perry Ellis International, Inc.*	4,401	104,128
Sequential Brands Group, Inc.(x)*	14,363	42,945
Steven Madden Ltd.*	25,702	1,112,896
Superior Uniform Group, Inc.	2,487	56,952
Unifi, Inc.*	4,906	174,801
Vera Bradley, Inc.*	6,780	59,732
Wolverine World Wide, Inc.	42,898	1,237,606

		6,596,878

Total Consumer Discretionary		106,665,734

Consumer Staples (2.3%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A(x)*	4,060	634,172
Castle Brands, Inc.*	27,554	36,922
Coca-Cola Bottling Co. Consolidated	2,108	454,801
Craft Brew Alliance, Inc.*	3,770	66,164
MGP Ingredients, Inc.(x)	5,501	333,526
National Beverage Corp.	4,825	598,541
Primo Water Corp.*	8,092	95,890

		2,220,016

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	12,497	428,022
Chefs’ Warehouse, Inc. (The)*	5,882	113,523
Ingles Markets, Inc., Class A	6,714	172,550
Natural Grocers by Vitamin Cottage, Inc.(x)*	3,202	17,867
Performance Food Group Co.*	35,353	998,722
PriceSmart, Inc.	9,386	837,701
Smart & Final Stores, Inc.*	12,564	98,627
SpartanNash Co.	17,293	456,016
SUPERVALU, Inc.*	16,926	368,141
United Natural Foods, Inc.*	22,568	938,603
Village Super Market, Inc., Class A	2,626	64,967
Weis Markets, Inc.	5,271	229,289

		4,724,028

Food Products (1.1%)
Alico, Inc.	765	26,125
Amplify Snack Brands, Inc.(x)*	15,024	106,520
B&G Foods, Inc.(x)	29,024	924,414
Calavo Growers, Inc.(x)	7,528	551,050
Cal-Maine Foods, Inc.(x)*	13,924	572,276
Darling Ingredients, Inc.*	72,688	1,273,494
Dean Foods Co.	40,905	445,046
Farmer Brothers Co.*	3,770	123,845
Fresh Del Monte Produce, Inc.	14,719	669,126
Freshpet, Inc.*	7,330	114,715
Hostess Brands, Inc.*	34,345	469,153
J&J Snack Foods Corp.	7,055	926,322
John B Sanfilippo & Son, Inc.	2,522	169,756
Lancaster Colony Corp.	8,325	999,999
Landec Corp.*	8,195	106,125
Lifeway Foods, Inc.*	1,440	12,816
Limoneira Co.	3,973	92,054
Omega Protein Corp.	7,226	120,313
Sanderson Farms, Inc.	8,950	1,445,603
Seneca Foods Corp., Class A*	2,264	78,108
Snyder’s-Lance, Inc.	36,565	1,394,588
Tootsie Roll Industries, Inc.(x)	8,667	329,346

		10,950,794

Household Products (0.2%)
Central Garden & Pet Co.*	3,071	119,278
Central Garden & Pet Co., Class A*	17,153	637,920
HRG Group, Inc.*	52,656	821,960
Oil-Dri Corp. of America	2,026	99,132
Orchids Paper Products Co.(x)	3,135	44,141
WD-40 Co.	6,260	700,494

		2,422,925

Personal Products (0.1%)
elf Beauty, Inc.(x)*	6,643	149,800
Inter Parfums, Inc.	6,663	274,849
Medifast, Inc.	4,325	256,775
Natural Health Trends Corp.(x)	2,350	56,165
Nature’s Sunshine Products, Inc.	3,975	40,346
Revlon, Inc., Class A(x)*	3,768	92,504
USANA Health Sciences, Inc.*	5,752	331,891

		1,202,330

Tobacco (0.2%)
Turning Point Brands, Inc.*	1,883	32,011
Universal Corp.	11,293	647,089
Vector Group Ltd.(x)	43,710	894,753

		1,573,853

Total Consumer Staples		23,093,946

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (3.3%)
Energy Equipment & Services (1.3%)
Archrock, Inc.	30,471	$382,411
Atwood Oceanics, Inc.(x)*	32,399	304,227
Basic Energy Services, Inc.*	5,553	107,173
Bristow Group, Inc.(x)	17,545	164,046
C&J Energy Services, Inc.*	20,033	600,389
CARBO Ceramics, Inc.(x)*	10,960	94,585
Diamond Offshore Drilling, Inc.(x)*	27,467	398,272
Dril-Quip, Inc.*	16,449	726,223
Ensco plc, Class A(x)	132,475	790,876
Era Group, Inc.*	6,399	71,605
Exterran Corp.*	14,229	449,779
Fairmount Santrol Holdings, Inc.(x)*	50,287	240,372
Forum Energy Technologies, Inc.*	33,146	527,021
Frank’s International NV(x)	25,312	195,409
Geospace Technologies Corp.*	4,683	83,451
Gulf Island Fabrication, Inc.	4,129	52,438
Helix Energy Solutions Group, Inc.*	60,783	449,186
Independence Contract Drilling, Inc.*	9,614	36,533
Keane Group, Inc.(x)*	16,342	272,585
Key Energy Services, Inc.(x)*	4,516	59,476
Mammoth Energy Services, Inc.(x)*	3,197	53,901
Matrix Service Co.*	14,183	215,582
McDermott International, Inc.*	118,974	864,941
Natural Gas Services Group, Inc.*	3,579	101,644
NCS Multistage Holdings, Inc.(x)*	5,524	133,018
Newpark Resources, Inc.*	33,448	334,480
Noble Corp. plc(x)*	104,102	478,869
Nordic American Offshore Ltd.	1	2
Oil States International, Inc.*	23,022	583,608
Parker Drilling Co.*	39,921	43,913
PHI, Inc. (Non-Voting)*	6,865	80,732
Pioneer Energy Services Corp.*	35,373	90,201
ProPetro Holding Corp.(x)*	13,883	199,221
Ranger Energy Services, Inc.*	1,538	22,609
RigNet, Inc.*	5,096	87,651
Rowan Cos. plc, Class A*	50,413	647,807
SEACOR Holdings, Inc.*	7,175	330,839
SEACOR Marine Holdings, Inc.*	7,776	121,617
Select Energy Services, Inc., Class A*	5,688	90,553
Smart Sand, Inc.(x)*	6,912	46,863
Solaris Oilfield Infrastructure, Inc., Class A(x)*	6,838	119,186
Superior Energy Services, Inc.*	66,083	705,766
Tesco Corp.*	17,953	97,844
TETRA Technologies, Inc.*	44,763	128,022
Unit Corp.*	22,757	468,339
US Silica Holdings, Inc.	34,748	1,079,619
Willbros Group, Inc.*	13,744	44,256

		13,177,140

Oil, Gas & Consumable Fuels (2.0%)
Abraxas Petroleum Corp.*	66,988	125,937
Adams Resources & Energy, Inc.	640	26,560
Approach Resources, Inc.(x)*	13,662	34,292
Arch Coal, Inc., Class A(x)	9,359	671,415
Ardmore Shipping Corp.*	7,682	63,377
Bill Barrett Corp.*	24,574	105,422
Bonanza Creek Energy, Inc.*	9,107	300,440
California Resources Corp.(x)*	18,018	188,468
Callon Petroleum Co.*	86,486	972,103
Carrizo Oil & Gas, Inc.(x)*	31,392	537,745
Clean Energy Fuels Corp.*	69,751	172,982
Cloud Peak Energy, Inc.*	23,850	87,291
Contango Oil & Gas Co.*	10,624	53,439
CVR Energy, Inc.(x)	8,906	230,665
Delek US Energy, Inc.	34,526	922,880
Denbury Resources, Inc.*	165,492	221,759
DHT Holdings, Inc.	41,399	164,768
Dorian LPG Ltd.*	7,040	48,013
Earthstone Energy, Inc.*	5,172	56,840
Eclipse Resources Corp.*	46,048	115,120
Energy XXI Gulf Coast, Inc.*	11,135	115,136
EP Energy Corp., Class A(x)*	24,942	81,311
Evolution Petroleum Corp.	8,139	58,601
Frontline Ltd.(x)	33,662	203,318
GasLog Ltd.(x)	17,742	309,598
Gastar Exploration, Inc.(x)*	57,967	50,988
Gener8 Maritime, Inc.*	20,155	90,899
Golar LNG Ltd.(x)	41,224	932,075
Green Plains, Inc.	18,817	379,163
Halcon Resources Corp.*	58,113	395,168
Hallador Energy Co.	4,723	27,016
International Seaways, Inc.*	13,024	256,573
Isramco, Inc.*	329	38,164
Jagged Peak Energy, Inc.(x)*	23,079	315,259
Jones Energy, Inc., Class A(x)*	20,169	38,724
Lilis Energy, Inc.(x)*	13,385	59,831
Matador Resources Co.(x)*	38,044	1,032,895
Midstates Petroleum Co., Inc.*	3,689	57,327
Navios Maritime Acquisition Corp.	29,856	36,424
Nordic American Tankers Ltd.(x)	41,457	221,380
Oasis Petroleum, Inc.*	103,480	943,738
Overseas Shipholding Group, Inc., Class A*	16,675	43,855
Pacific Ethanol, Inc.*	13,202	73,271
Panhandle Oil and Gas, Inc., Class A	6,878	163,696
Par Pacific Holdings, Inc.*	13,012	270,650
PDC Energy, Inc.*	28,730	1,408,631
Peabody Energy Corp.*	26,936	781,413
Penn Virginia Corp.*	5,186	207,336
Renewable Energy Group, Inc.(x)*	17,074	207,449
Resolute Energy Corp.(x)*	9,780	290,368
REX American Resources Corp.*	3,152	295,752
Ring Energy, Inc.*	20,587	298,306
Sanchez Energy Corp.(x)*	27,417	132,150
SandRidge Energy, Inc.*	15,630	314,007
Scorpio Tankers, Inc.	90,420	310,141
SemGroup Corp., Class A	29,084	836,165
Ship Finance International Ltd.(x)	30,052	435,754
SilverBow Resources, Inc.*	2,256	55,385
SRC Energy, Inc.(x)*	86,706	838,447
Stone Energy Corp.(x)*	9,058	263,225
Teekay Corp.	26,073	232,832
Teekay Tankers Ltd., Class A	51,275	83,066
Tellurian, Inc.(x)*	24,920	266,146
Ultra Petroleum Corp.*	84,931	736,352
Uranium Energy Corp.(x)*	42,955	59,278
W&T Offshore, Inc.*	38,862	118,529
Westmoreland Coal Co.(x)*	6,424	16,381
WildHorse Resource Development Corp.(x)*	12,565	167,366

		19,649,055

Total Energy		32,826,195

Financials (16.3%)
Banks (9.3%)
1st Source Corp.	7,276	369,621
Access National Corp.	6,046	173,278
ACNB Corp.	1,848	51,190

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Allegiance Bancshares, Inc.*	4,590	$168,912
American National Bankshares, Inc.	3,204	132,005
Ameris Bancorp	16,141	774,768
Ames National Corp.	2,948	87,998
Arrow Financial Corp.	3,991	137,099
Atlantic Capital Bancshares, Inc.*	8,365	151,825
Banc of California, Inc.(x)	19,589	406,472
BancFirst Corp.	6,734	382,155
Banco Latinoamericano de Comercio Exterior SA, Class E	15,339	451,580
Bancorp, Inc. (The)*	18,432	152,433
BancorpSouth, Inc.	38,140	1,222,387
Bank of Commerce Holdings	4,732	54,418
Bank of Marin Bancorp	1,854	126,999
Bank of NT Butterfield & Son Ltd. (The)	23,368	856,204
Bankwell Financial Group, Inc.	1,855	68,524
Banner Corp.	14,170	868,338
Bar Harbor Bankshares	5,213	163,480
BCB Bancorp, Inc.	3,065	42,757
Berkshire Hills Bancorp, Inc.	18,172	704,165
Blue Hills Bancorp, Inc.	9,213	176,890
Boston Private Financial Holdings, Inc.	39,010	645,616
Bridge Bancorp, Inc.	7,826	265,693
Brookline Bancorp, Inc.	35,452	549,506
Bryn Mawr Bank Corp.	6,570	287,766
BSB Bancorp, Inc.*	2,953	88,442
Byline Bancorp, Inc.*	1,728	36,737
C&F Financial Corp.	1,006	55,330
Cadence BanCorp*	2,730	62,572
Camden National Corp.	6,586	287,413
Capital Bank Financial Corp., Class A(x)	13,053	535,826
Capital City Bank Group, Inc.	4,338	104,155
Capstar Financial Holdings, Inc.*	2,694	52,749
Carolina Financial Corp.	5,780	207,386
Cathay General Bancorp	34,086	1,370,257
CenterState Bank Corp.	22,865	612,782
Central Pacific Financial Corp.	11,835	380,850
Central Valley Community Bancorp	2,683	59,831
Century Bancorp, Inc., Class A	994	79,619
Chemical Financial Corp.	30,950	1,617,447
Chemung Financial Corp.	937	44,133
Citizens & Northern Corp.(x)	4,667	114,622
City Holding Co.	6,810	489,707
Civista Bancshares, Inc.	3,061	68,383
CNB Financial Corp.	4,684	127,967
CoBiz Financial, Inc.	17,098	335,805
Codorus Valley Bancorp, Inc.(x)	2,519	77,358
Columbia Banking System, Inc.	25,549	1,075,868
Commerce Union Bancshares, Inc.	2,121	49,165
Community Bank System, Inc.	21,800	1,204,450
Community Bankers Trust Corp.*	6,559	60,343
Community Financial Corp. (The)(x)	1,211	42,833
Community Trust Bancorp, Inc.	6,794	315,921
ConnectOne Bancorp, Inc.	12,890	317,094
County Bancorp, Inc.	1,388	41,709
CU Bancorp*	7,510	291,200
Customers Bancorp, Inc.*	12,389	404,129
CVB Financial Corp.	45,254	1,093,789
DNB Financial Corp.	931	32,771
Eagle Bancorp, Inc.*	13,733	920,798
Enterprise Bancorp, Inc.	3,085	112,016
Enterprise Financial Services Corp.	9,964	421,975
Equity Bancshares, Inc., Class A*	3,888	138,335
Evans Bancorp, Inc.(x)	1,433	61,906
Farmers & Merchants Bancorp, Inc.(x)	2,664	97,103
Farmers Capital Bank Corp.	2,548	107,143
Farmers National Banc Corp.	8,681	130,649
FB Financial Corp.(x)*	5,190	195,767
FCB Financial Holdings, Inc., Class A*	14,841	716,820
Fidelity Southern Corp.	9,809	231,885
Financial Institutions, Inc.	5,532	159,322
First Bancorp*	84,163	735,208
First Bancorp, Inc.	4,983	151,035
First Bancshares, Inc. (The)	2,618	78,933
First Busey Corp.	16,766	525,782
First Business Financial Services, Inc.	2,209	50,255
First Citizens BancShares, Inc., Class A	3,406	1,273,469
First Commonwealth Financial Corp.	41,087	580,559
First Community Bancshares, Inc.	5,857	170,497
First Connecticut Bancorp, Inc.	5,428	145,199
First Financial Bancorp	28,654	749,302
First Financial Bankshares, Inc.(x)	29,280	1,323,456
First Financial Corp.	4,484	213,438
First Financial Northwest, Inc.	2,694	45,771
First Foundation, Inc.*	11,592	207,381
First Guaranty Bancshares, Inc.(x)	1,165	31,385
First Internet Bancorp	1,673	54,038
First Interstate BancSystem, Inc., Class A	12,097	462,710
First Merchants Corp.	17,993	772,439
First Mid-Illinois Bancshares, Inc.	3,503	134,515
First Midwest Bancorp, Inc.	44,431	1,040,574
First Northwest Bancorp*	3,516	60,124
First of Long Island Corp. (The)	8,961	272,862
Flushing Financial Corp.	12,977	385,676
FNB Bancorp	1,598	54,204
Franklin Financial Network, Inc.*	5,195	185,202
Fulton Financial Corp.	78,523	1,472,306
German American Bancorp, Inc.	9,466	359,992
Glacier Bancorp, Inc.	35,486	1,339,951
Great Southern Bancorp, Inc.	4,301	239,351
Great Western Bancorp, Inc.	26,047	1,075,220
Green Bancorp, Inc.*	8,970	212,141
Guaranty Bancorp	9,478	263,488
Guaranty Bancshares, Inc.	1,128	36,085
Hancock Holding Co.	36,321	1,759,751
Hanmi Financial Corp.	14,744	456,327
HarborOne Bancorp, Inc.*	6,305	118,597
Heartland Financial USA, Inc.	9,979	492,963
Heritage Commerce Corp.	14,437	205,439
Heritage Financial Corp.	14,168	417,956
Hilltop Holdings, Inc.	33,513	871,338
Home BancShares, Inc.	66,068	1,666,246
HomeTrust Bancshares, Inc.*	5,676	145,589
Hope Bancorp, Inc.	59,273	1,049,725
Horizon Bancorp	8,732	254,712
Howard Bancorp, Inc.*	2,716	56,764
IBERIABANK Corp.	22,169	1,821,182
Independent Bank Corp. (Berlin Stock Exchange)	7,960	180,294
Independent Bank Corp. (Nasdaq Stock Exchange)(x)	11,770	878,631
Independent Bank Group, Inc.	7,090	427,527
International Bancshares Corp.	24,204	970,580
Investar Holding Corp.	2,574	62,033

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Investors Bancorp, Inc.	113,578	$1,549,204
Lakeland Bancorp, Inc.	19,393	395,617
Lakeland Financial Corp.	10,584	515,652
LCNB Corp.	2,553	53,485
LegacyTexas Financial Group, Inc.	20,359	812,731
Live Oak Bancshares, Inc.(x)	9,226	216,350
Macatawa Bank Corp.	9,422	96,670
MainSource Financial Group, Inc.	10,767	386,105
MB Financial, Inc.	35,633	1,604,198
MBT Financial Corp.	5,663	62,010
Mercantile Bank Corp.	6,786	236,831
Middlefield Banc Corp.	816	37,618
Midland States Bancorp, Inc.	7,076	224,168
MidSouth Bancorp, Inc.	4,447	53,586
MidWestOne Financial Group, Inc.	4,047	136,627
MutualFirst Financial, Inc.	1,583	60,866
National Bank Holdings Corp., Class A	11,859	423,248
National Bankshares, Inc.(x)	1,956	87,922
National Commerce Corp.*	3,947	168,932
NBT Bancorp, Inc.	18,617	683,616
Nicolet Bankshares, Inc.*	3,449	198,421
Northrim BanCorp, Inc.	2,095	73,220
Norwood Financial Corp.(x)	1,789	54,600
OFG Bancorp	20,433	186,962
Ohio Valley Banc Corp.(x)	1,243	45,245
Old Line Bancshares, Inc.	2,894	81,032
Old National Bancorp	57,138	1,045,625
Old Point Financial Corp.	1,081	35,024
Old Second Bancorp, Inc.	10,079	135,563
Opus Bank*	8,385	201,240
Orrstown Financial Services, Inc.	2,123	52,863
Pacific Continental Corp.	8,924	240,502
Pacific Mercantile Bancorp*	4,665	42,685
Pacific Premier Bancorp, Inc.*	17,010	642,128
Paragon Commercial Corp.*	1,323	74,697
Park National Corp.	6,201	669,646
Park Sterling Corp.	20,536	255,057
Parke Bancorp, Inc.	1,745	38,739
Peapack Gladstone Financial Corp.	7,246	244,480
Penns Woods Bancorp, Inc.	1,629	75,700
Peoples Bancorp of North Carolina, Inc.	1,293	46,057
Peoples Bancorp, Inc.	6,136	206,108
Peoples Financial Services Corp.	2,392	114,338
People’s Utah Bancorp	5,091	165,203
Preferred Bank	5,028	303,440
Premier Financial Bancorp, Inc.	2,844	61,971
QCR Holdings, Inc.	4,535	206,343
RBB Bancorp*	899	20,578
Renasant Corp.	20,327	872,028
Republic Bancorp, Inc., Class A	4,395	170,922
Republic First Bancorp, Inc.(x)*	16,454	152,200
S&T Bancorp, Inc.	15,282	604,862
Sandy Spring Bancorp, Inc.	10,362	429,401
Seacoast Banking Corp. of Florida*	17,896	427,535
ServisFirst Bancshares, Inc.	20,643	801,981
Shore Bancshares, Inc.	3,887	64,719
Sierra Bancorp	4,226	114,736
Simmons First National Corp., Class A	14,015	811,469
SmartFinancial, Inc.*	2,203	53,004
South State Corp.	12,593	1,134,000
Southern First Bancshares, Inc.*	1,836	66,739
Southern National Bancorp of Virginia, Inc.	5,941	100,938
Southside Bancshares, Inc.	11,967	435,120
Southwest Bancorp, Inc.	7,228	199,131
State Bank Financial Corp.	16,670	477,596
Sterling Bancorp	58,828	1,450,110
Stock Yards Bancorp, Inc.	9,886	375,668
Summit Financial Group, Inc.	3,727	95,635
Sun Bancorp, Inc.	4,093	101,711
Sunshine Bancorp, Inc.*	2,356	54,753
Texas Capital Bancshares, Inc.*	22,000	1,887,599
Tompkins Financial Corp.	6,623	570,505
Towne Bank	24,430	818,405
TriCo Bancshares	10,195	415,446
TriState Capital Holdings, Inc.*	9,722	222,634
Triumph Bancorp, Inc.*	6,529	210,560
Trustmark Corp.	29,649	981,975
Two River Bancorp	2,192	43,445
UMB Financial Corp.	19,982	1,488,459
Umpqua Holdings Corp.	100,379	1,958,393
Union Bankshares Corp.	20,456	722,097
Union Bankshares, Inc.(x)	1,172	56,725
United Bankshares, Inc.	43,804	1,627,319
United Community Banks, Inc.	32,055	914,850
United Security Bancshares(x)	3,923	37,269
Unity Bancorp, Inc.	2,284	45,223
Univest Corp. of Pennsylvania	11,523	368,736
Valley National Bancorp	112,809	1,359,348
Veritex Holdings, Inc.*	4,556	122,830
Washington Trust Bancorp, Inc.	7,734	442,772
WashingtonFirst Bankshares, Inc.	4,502	160,226
WesBanco, Inc.	18,478	757,968
West Bancorporation, Inc.	5,025	122,610
Westamerica Bancorporation(x)	12,190	725,793
Wintrust Financial Corp.	24,537	1,921,491
Xenith Bankshares, Inc.*	3,214	104,455

		91,446,937

Capital Markets (1.2%)
Actua Corp.*	11,405	174,497
Arlington Asset Investment Corp., Class A(x)	10,020	127,555
Artisan Partners Asset Management, Inc., Class A	19,511	636,059
Associated Capital Group, Inc., Class A	2,709	96,711
B. Riley Financial, Inc.	8,221	140,168
Cohen & Steers, Inc.	10,792	426,176
Cowen, Inc.(x)*	12,111	215,576
Diamond Hill Investment Group, Inc.	1,419	301,325
Donnelley Financial Solutions, Inc.*	13,475	290,521
Evercore, Inc., Class A	17,723	1,422,270
Fifth Street Asset Management, Inc.	2,570	10,023
Financial Engines, Inc.	24,956	867,221
GAIN Capital Holdings, Inc.	16,327	104,330
GAMCO Investors, Inc., Class A	2,931	87,227
Greenhill & Co., Inc.	9,574	158,928
Hamilton Lane, Inc., Class A	6,345	170,363
Houlihan Lokey, Inc.	10,448	408,830
INTL. FCStone, Inc.*	6,578	252,069
Investment Technology Group, Inc.	16,107	356,609
Ladenburg Thalmann Financial Services, Inc.	35,872	103,311
Medley Management, Inc., Class A	2,755	16,943
Moelis & Co., Class A	12,691	546,348
OM Asset Management plc	30,223	450,927
Oppenheimer Holdings, Inc., Class A	4,454	77,277
Piper Jaffray Cos	6,845	406,251
PJT Partners, Inc., Class A	6,998	268,093

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Pzena Investment Management, Inc., Class A	8,766	$95,462
Safeguard Scientifics, Inc.*	6,350	84,773
Silvercrest Asset Management Group, Inc., Class A	2,079	30,249
Stifel Financial Corp.	29,808	1,593,535
Virtu Financial, Inc., Class A(x)	12,659	205,076
Virtus Investment Partners, Inc.	2,793	324,128
Waddell & Reed Financial, Inc., Class A(x)	35,649	715,475
Westwood Holdings Group, Inc.	2,867	192,863
Wins Finance Holdings, Inc.(r)(x)*†	300	47,250
WisdomTree Investments, Inc.(x)	53,111	540,670

		11,945,089

Consumer Finance (0.6%)
Elevate Credit, Inc.(x)*	6,453	39,428
Encore Capital Group, Inc.(x)*	10,224	452,923
Enova International, Inc.*	13,394	180,149
EZCORP, Inc., Class A*	21,728	206,416
FirstCash, Inc.	21,569	1,362,082
Green Dot Corp., Class A*	19,208	952,333
LendingClub Corp.*	141,764	863,343
Nelnet, Inc., Class A	10,202	515,201
PRA Group, Inc.(x)*	21,087	604,143
Regional Management Corp.*	3,720	90,061
World Acceptance Corp.(x)*	3,060	253,643

		5,519,722

Diversified Financial Services (0.1%)
FNFV Group*	30,581	524,463
Marlin Business Services Corp.	3,040	87,400
NewStar Financial, Inc.	13,709	160,944
On Deck Capital, Inc.(x)*	26,401	123,293
Tiptree, Inc.	8,038	50,238

		946,338

Insurance (2.2%)
Ambac Financial Group, Inc.*	21,070	363,668
American Equity Investment Life Holding Co.	39,198	1,139,878
AMERISAFE, Inc.	8,809	512,684
AmTrust Financial Services, Inc.(x)	36,753	494,695
Argo Group International Holdings Ltd.	13,438	826,437
Atlas Financial Holdings, Inc.*	3,395	64,166
Baldwin & Lyons, Inc., Class B	3,826	86,276
Blue Capital Reinsurance Holdings Ltd.	1,799	29,594
Citizens, Inc.(x)*	15,186	111,617
CNO Financial Group, Inc.	76,627	1,788,473
Crawford & Co., Class B	7,489	89,568
Donegal Group, Inc., Class A	3,819	61,600
eHealth, Inc.*	8,702	207,891
EMC Insurance Group, Inc.	4,276	120,369
Employers Holdings, Inc.	14,322	650,935
Enstar Group Ltd.*	5,096	1,133,096
FBL Financial Group, Inc., Class A	4,524	337,038
Federated National Holding Co.	4,731	73,851
Fidelity & Guaranty Life(x)	3,526	109,482
Genworth Financial, Inc., Class A*	220,847	850,261
Global Indemnity Ltd.*	3,877	164,385
Greenlight Capital Re Ltd., Class A*	14,579	315,635
Hallmark Financial Services, Inc.*	8,141	94,517
HCI Group, Inc.(x)	3,928	150,246
Health Insurance Innovations, Inc., Class A(x)*	6,605	95,773
Heritage Insurance Holdings, Inc.(x)	13,244	174,953
Horace Mann Educators Corp.	18,170	714,990
Independence Holding Co.	2,370	59,843
Infinity Property & Casualty Corp.	4,642	437,276
Investors Title Co.	447	80,044
James River Group Holdings Ltd.	8,883	368,467
Kemper Corp.	18,570	984,210
Kingstone Cos., Inc.	2,924	47,661
Kinsale Capital Group, Inc.	6,776	292,520
Maiden Holdings Ltd.	29,945	238,063
MBIA, Inc.(x)*	60,962	530,369
National General Holdings Corp.	21,333	407,674
National Western Life Group, Inc., Class A	996	347,604
Navigators Group, Inc. (The)	10,061	587,059
NI Holdings, Inc.*	4,530	81,087
Primerica, Inc.	20,396	1,663,294
RLI Corp.	16,964	973,055
Safety Insurance Group, Inc.	5,684	433,689
Selective Insurance Group, Inc.	25,963	1,398,108
State Auto Financial Corp.	6,631	173,931
State National Cos., Inc.	12,053	252,992
Stewart Information Services Corp.	9,926	374,806
Third Point Reinsurance Ltd.*	33,878	528,497
Trupanion, Inc.(x)*	9,394	248,096
United Fire Group, Inc.	8,857	405,828
United Insurance Holdings Corp.(x)	9,322	151,949
Universal Insurance Holdings, Inc.(x)	14,979	344,517
WMIH Corp.*	81,672	77,588

		22,250,305

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
AG Mortgage Investment Trust, Inc. (REIT)	11,474	220,760
Anworth Mortgage Asset Corp. (REIT)	36,615	220,056
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	44,959	814,207
Ares Commercial Real Estate Corp. (REIT)	10,244	136,348
ARMOUR Residential REIT, Inc. (REIT)	16,657	448,074
Capstead Mortgage Corp. (REIT)	44,494	429,367
Cherry Hill Mortgage Investment Corp. (REIT)	3,763	68,110
CYS Investments, Inc. (REIT)	69,155	597,499
Dynex Capital, Inc. (REIT)	19,425	141,220
Ellington Residential Mortgage REIT (REIT)	3,640	52,853
Granite Point Mortgage Trust, Inc. (REIT)(x)	3,017	56,508
Great Ajax Corp. (REIT)	6,627	93,374
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	21,264	518,204
Invesco Mortgage Capital, Inc. (REIT)	50,706	868,593
KKR Real Estate Finance Trust, Inc. (REIT)(x)	4,475	94,154
Ladder Capital Corp. (REIT)	32,833	452,439
MTGE Investment Corp. (REIT)	19,499	378,281
New York Mortgage Trust, Inc. (REIT)(x)	49,810	306,332
Orchid Island Capital, Inc. (REIT)(x)	22,521	229,489
Owens Realty Mortgage, Inc. (REIT)	3,155	57,453
PennyMac Mortgage Investment Trust (REIT)‡	31,096	540,759
Redwood Trust, Inc. (REIT)	33,597	547,295
Resource Capital Corp. (REIT)	15,436	166,400

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sutherland Asset Management Corp. (REIT)(x)	6,620	$103,934
TPG RE Finance Trust, Inc. (REIT)*	3,287	64,984
Western Asset Mortgage Capital Corp. (REIT)	19,183	200,846

		7,807,539

Thrifts & Mortgage Finance (2.1%)
ASB Bancorp, Inc.*	874	39,417
Astoria Financial Corp.	43,441	933,982
Bank Mutual Corp.	16,075	163,161
BankFinancial Corp.	4,946	78,592
Bear State Financial, Inc.	5,876	60,288
Beneficial Bancorp, Inc.	33,077	549,078
BofI Holding, Inc.(x)*	27,364	779,053
Capitol Federal Financial, Inc.	59,734	878,090
Charter Financial Corp.	5,210	96,541
Clifton Bancorp, Inc.	8,137	136,051
Dime Community Bancshares, Inc.	14,570	313,255
Entegra Financial Corp.*	2,345	58,508
ESSA Bancorp, Inc.	2,395	37,602
Essent Group Ltd.*	35,140	1,423,170
Federal Agricultural Mortgage Corp., Class C	3,958	287,905
First Defiance Financial Corp.	3,884	203,871
Flagstar Bancorp, Inc.*	8,263	293,171
Greene County Bancorp, Inc.	722	21,696
Hingham Institution for Savings	629	119,680
Home Bancorp, Inc.	1,950	81,549
HomeStreet, Inc.*	10,719	289,413
Impac Mortgage Holdings, Inc.(x)*	3,954	51,639
Kearny Financial Corp.	39,302	603,286
LendingTree, Inc.(x)*	2,785	680,793
Malvern Bancorp, Inc.(x)*	2,007	53,687
Meridian Bancorp, Inc.	22,645	422,329
Meta Financial Group, Inc.	3,785	296,744
MGIC Investment Corp.*	163,638	2,050,383
Nationstar Mortgage Holdings, Inc.*	14,596	271,048
NMI Holdings, Inc., Class A*	23,729	294,240
Northfield Bancorp, Inc.	21,882	379,653
Northwest Bancshares, Inc.	42,762	738,500
OceanFirst Financial Corp.	14,108	387,829
Ocwen Financial Corp.(x)*	47,211	162,406
Oritani Financial Corp.	20,407	342,838
PCSB Financial Corp.*	7,607	143,468
PennyMac Financial Services, Inc., Class A*‡	5,008	89,142
PHH Corp.*	24,341	339,070
Provident Bancorp, Inc.*	1,281	29,655
Provident Financial Holdings, Inc.	1,986	38,926
Provident Financial Services, Inc.	27,146	723,984
Prudential Bancorp, Inc.	2,487	46,084
Radian Group, Inc.	95,861	1,791,641
Riverview Bancorp, Inc.	6,016	50,534
SI Financial Group, Inc.	3,260	48,737
Southern Missouri Bancorp, Inc.	1,794	65,463
Territorial Bancorp, Inc.	2,524	79,683
Timberland Bancorp, Inc.(x)	1,931	60,518
TrustCo Bank Corp.	42,511	378,348
United Community Financial Corp.	17,203	165,149
United Financial Bancorp, Inc.	25,781	471,534
Walker & Dunlop, Inc.*	12,318	644,601
Washington Federal, Inc.	39,270	1,321,436
Waterstone Financial, Inc.	9,735	189,833
Western New England Bancorp, Inc.	9,228	100,585
WSFS Financial Corp.	13,151	641,111

		20,998,950

Total Financials		160,914,880

Health Care (14.0%)
Biotechnology (5.5%)
Abeona Therapeutics, Inc.(x)*	7,645	130,347
Acceleron Pharma, Inc.*	12,824	478,592
Achaogen, Inc.(x)*	14,236	227,064
Achillion Pharmaceuticals, Inc.*	52,277	234,724
Acorda Therapeutics, Inc.*	19,005	449,468
Adamas Pharmaceuticals, Inc.(x)*	6,436	136,250
Aduro Biotech, Inc.*	19,735	210,178
Advaxis, Inc.(x)*	15,541	64,961
Agenus, Inc.(x)*	35,791	157,838
Aileron Therapeutics, Inc.*	1,492	19,963
Aimmune Therapeutics, Inc.(x)*	15,142	375,370
Akebia Therapeutics, Inc.*	18,258	359,135
Alder Biopharmaceuticals, Inc.*	25,178	308,431
AMAG Pharmaceuticals, Inc.(x)*	16,208	299,038
Amicus Therapeutics, Inc.(x)*	67,354	1,015,698
AnaptysBio, Inc.(x)*	4,321	151,019
Anavex Life Sciences Corp.(x)*	11,065	45,809
Ardelyx, Inc.*	10,293	57,641
Arena Pharmaceuticals, Inc.*	15,646	398,973
Array BioPharma, Inc.(x)*	74,967	922,094
Asterias Biotherapeutics, Inc.(x)*	8,275	28,135
Atara Biotherapeutics, Inc.(x)*	9,896	163,779
Athenex, Inc.(x)*	1,798	31,483
Athersys, Inc.(x)*	34,639	71,356
Audentes Therapeutics, Inc.*	6,145	172,121
Avexis, Inc.*	10,768	1,041,589
Axovant Sciences Ltd.(x)*	13,647	93,891
Bellicum Pharmaceuticals, Inc.(x)*	11,997	138,565
BioCryst Pharmaceuticals, Inc.*	37,721	197,658
Biohaven Pharmaceutical Holding Co. Ltd.*	5,829	217,888
BioSpecifics Technologies Corp.*	1,808	84,108
BioTime, Inc.(x)*	24,335	69,111
Bluebird Bio, Inc.*	19,806	2,720,354
Blueprint Medicines Corp.*	16,874	1,175,612
Calithera Biosciences, Inc.(x)*	14,559	229,304
Calyxt, Inc.(x)*	2,321	56,841
Cara Therapeutics, Inc.(x)*	12,300	168,387
Cascadian Therapeutics, Inc.(x)*	10,702	43,771
Catalyst Pharmaceuticals, Inc.*	22,649	57,075
Celldex Therapeutics, Inc.(x)*	55,266	158,061
ChemoCentryx, Inc.*	7,250	53,795
Chimerix, Inc.*	19,420	101,955
Clovis Oncology, Inc.*	19,068	1,571,203
Coherus Biosciences, Inc.(x)*	15,663	209,101
Conatus Pharmaceuticals, Inc.(x)*	8,248	45,282
Concert Pharmaceuticals, Inc.*	5,640	83,190
Corbus Pharmaceuticals Holdings, Inc.(x)*	14,135	101,065
Corvus Pharmaceuticals, Inc.*	2,645	42,161
Curis, Inc.*	40,153	59,828
Cytokinetics, Inc.*	16,173	234,509
CytomX Therapeutics, Inc.*	11,342	206,084
Dynavax Technologies Corp.(x)*	23,925	514,388
Eagle Pharmaceuticals, Inc.(x)*	3,855	229,912
Edge Therapeutics, Inc.*	5,267	56,515
Editas Medicine, Inc.(x)*	15,448	370,906
Emergent BioSolutions, Inc.*	14,079	569,496
Enanta Pharmaceuticals, Inc.*	6,889	322,405
Epizyme, Inc.*	17,218	328,003
Esperion Therapeutics, Inc.(x)*	7,223	362,017
Exact Sciences Corp.*	50,088	2,360,147
Fate Therapeutics, Inc.*	11,874	47,021
FibroGen, Inc.*	28,735	1,545,943
Five Prime Therapeutics, Inc.*	11,680	477,829
Flexion Therapeutics, Inc.(x)*	13,000	314,340

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Fortress Biotech, Inc.*	10,668	$47,153
Foundation Medicine, Inc.(x)*	6,671	268,174
G1 Therapeutics, Inc.*	2,222	55,306
Genocea Biosciences, Inc.(x)*	8,991	13,127
Genomic Health, Inc.*	9,111	292,372
Geron Corp.(x)*	73,802	160,888
Global Blood Therapeutics, Inc.*	16,063	498,756
Halozyme Therapeutics, Inc.(x)*	51,445	893,600
Heron Therapeutics, Inc.(x)*	18,068	291,798
Idera Pharmaceuticals, Inc.(x)*	30,989	69,105
Ignyta, Inc.*	23,224	286,816
Immune Design Corp.*	6,066	62,783
ImmunoGen, Inc.(x)*	38,827	297,027
Immunomedics, Inc.(x)*	44,038	615,651
Inovio Pharmaceuticals, Inc.(x)*	35,310	223,865
Insmed, Inc.*	32,078	1,001,154
Insys Therapeutics, Inc.(x)*	17,361	154,166
Intellia Therapeutics, Inc.*	9,436	234,485
Invitae Corp.(x)*	12,423	116,404
Iovance Biotherapeutics, Inc.*	25,316	196,199
Ironwood Pharmaceuticals, Inc.(x)*	57,961	914,045
Jounce Therapeutics, Inc.(x)*	7,344	114,420
Karyopharm Therapeutics, Inc.*	15,144	166,281
Keryx Biopharmaceuticals, Inc.(x)*	41,460	294,366
Kindred Biosciences, Inc.*	6,557	51,472
Kite Pharma, Inc.*	21,303	3,830,493
Kura Oncology, Inc.*	6,164	92,152
La Jolla Pharmaceutical Co.(x)*	7,489	260,467
Lexicon Pharmaceuticals, Inc.(x)*	17,906	220,065
Ligand Pharmaceuticals, Inc.(x)*	8,744	1,190,496
Loxo Oncology, Inc.*	9,540	878,825
MacroGenics, Inc.*	14,966	276,572
Madrigal Pharmaceuticals, Inc.(x)*	1,160	52,177
Matinas BioPharma Holdings, Inc.(x)*	16,825	22,209
MediciNova, Inc.(x)*	9,655	61,502
Merrimack Pharmaceuticals, Inc.(x)	6,060	88,112
Mersana Therapeutics, Inc.*	1,231	21,284
MiMedx Group, Inc.(x)*	45,256	537,641
Minerva Neurosciences, Inc.*	15,642	118,879
Miragen Therapeutics, Inc.*	3,922	35,886
Momenta Pharmaceuticals, Inc.*	32,993	610,371
Myriad Genetics, Inc.*	29,860	1,080,335
NantKwest, Inc.(x)*	16,032	87,855
Natera, Inc.*	14,893	191,971
NewLink Genetics Corp.(x)*	10,597	107,877
Novavax, Inc.(x)*	132,598	151,162
Novelion Therapeutics, Inc.*	4,656	32,732
Nymox Pharmaceutical Corp.*	8,866	33,868
Organovo Holdings, Inc.(x)*	37,950	84,249
Otonomy, Inc.*	10,323	33,550
Ovid therapeutics, Inc.(x)*	1,625	13,926
PDL BioPharma, Inc.*	80,380	272,488
Pieris Pharmaceuticals, Inc.*	10,892	62,738
Portola Pharmaceuticals, Inc.*	23,841	1,288,129
Progenics Pharmaceuticals, Inc.*	33,329	245,301
Protagonist Therapeutics, Inc.(x)*	2,551	45,076
Prothena Corp. plc(x)*	16,710	1,082,307
PTC Therapeutics, Inc.*	17,158	343,332
Puma Biotechnology, Inc.*	12,169	1,457,238
Ra Pharmaceuticals, Inc.*	3,941	57,539
Radius Health, Inc.(x)*	15,555	599,645
Recro Pharma, Inc.*	4,252	38,183
REGENXBIO, Inc.*	11,386	375,169
Repligen Corp.*	16,060	615,419
Retrophin, Inc.*	16,265	404,836
Rigel Pharmaceuticals, Inc.*	36,072	91,623
Sage Therapeutics, Inc.*	15,058	938,113
Sangamo Therapeutics, Inc.(x)*	37,293	559,395
Sarepta Therapeutics, Inc.*	25,759	1,168,428
Selecta Biosciences, Inc.*	3,714	67,781
Seres Therapeutics, Inc.(x)*	10,186	163,383
Spark Therapeutics, Inc.*	11,163	995,293
Spectrum Pharmaceuticals, Inc.*	30,945	435,396
Stemline Therapeutics, Inc.(x)*	7,571	84,038
Strongbridge Biopharma plc(x)*	6,719	46,361
Syndax Pharmaceuticals, Inc.*	2,788	32,620
Synergy Pharmaceuticals, Inc.(x)*	96,744	280,558
Syros Pharmaceuticals, Inc.*	4,656	68,536
TG Therapeutics, Inc.(x)*	20,614	244,276
Tocagen, Inc.(x)*	2,679	33,380
Trevena, Inc.(x)*	19,753	50,370
Ultragenyx Pharmaceutical, Inc.*	17,350	924,061
Vanda Pharmaceuticals, Inc.*	20,574	368,275
VBI Vaccines, Inc.*	6,601	25,414
Veracyte, Inc.*	7,435	65,205
Versartis, Inc.*	14,019	34,347
Voyager Therapeutics, Inc.*	5,134	105,709
vTv Therapeutics, Inc., Class A*	1,704	10,190
XBiotech, Inc.(x)*	9,319	40,724
Xencor, Inc.*	15,800	362,136
ZIOPHARM Oncology, Inc.(x)*	54,669	335,668

		55,021,526

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.	10,519	469,673
Accuray, Inc.(x)*	39,265	157,060
Analogic Corp.	5,395	451,831
AngioDynamics, Inc.*	16,329	279,063
Anika Therapeutics, Inc.*	6,582	381,756
Antares Pharma, Inc.(x)*	57,892	187,570
AtriCure, Inc.*	13,952	312,106
Atrion Corp.	641	430,752
AxoGen, Inc.(x)*	10,772	208,438
Cantel Medical Corp.	16,151	1,520,940
Cardiovascular Systems, Inc.*	14,575	410,286
Cerus Corp.*	38,941	106,309
ConforMIS, Inc.(x)*	15,922	56,045
CONMED Corp.	12,426	651,992
Corindus Vascular Robotics, Inc.(x)*	26,561	40,373
CryoLife, Inc.*	13,719	311,421
Cutera, Inc.*	4,010	165,814
Endologix, Inc.(x)*	41,279	184,104
Entellus Medical, Inc.(x)*	3,888	71,772
Exactech, Inc.*	3,834	126,330
FONAR Corp.*	1,921	58,591
GenMark Diagnostics, Inc.*	22,714	218,736
Glaukos Corp.(x)*	12,302	405,966
Globus Medical, Inc., Class A*	31,634	940,162
Haemonetics Corp.*	23,365	1,048,388
Halyard Health, Inc.*	21,101	950,178
Heska Corp.*	2,860	251,937
ICU Medical, Inc.*	6,818	1,267,125
Inogen, Inc.*	7,470	710,397
Insulet Corp.*	25,305	1,393,799
Integer Holdings Corp.*	13,224	676,408
Integra LifeSciences Holdings Corp.*	27,370	1,381,638
Invacare Corp.(x)	14,898	234,644
iRhythm Technologies, Inc.*	6,231	323,264
K2M Group Holdings, Inc.*	18,127	384,474
Lantheus Holdings, Inc.*	14,243	253,525
LeMaitre Vascular, Inc.	6,160	230,507
LivaNova plc*	21,195	1,484,922
Masimo Corp.*	19,288	1,669,568
Meridian Bioscience, Inc.	18,438	263,663
Merit Medical Systems, Inc.*	20,724	877,661

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Natus Medical, Inc.*	14,763	$553,613
Neogen Corp.*	16,461	1,275,069
Nevro Corp.*	11,760	1,068,749
Novocure Ltd.(x)*	24,190	480,172
NuVasive, Inc.*	22,184	1,230,325
NxStage Medical, Inc.*	28,511	786,904
Obalon Therapeutics, Inc.(x)*	2,652	25,274
OraSure Technologies, Inc.*	24,462	550,395
Orthofix International NV*	7,654	361,652
Oxford Immunotec Global plc*	7,281	122,321
Penumbra, Inc.*	12,461	1,125,228
Pulse Biosciences, Inc.(x)*	4,695	87,374
Quidel Corp.*	11,971	525,048
Quotient Ltd.(x)*	8,459	41,703
Rockwell Medical, Inc.(x)*	22,630	193,713
RTI Surgical, Inc.*	17,533	79,775
Sientra, Inc.(x)*	4,441	68,391
STAAR Surgical Co.*	12,337	153,596
Surmodics, Inc.*	7,592	235,352
Tactile Systems Technology, Inc.(x)*	5,319	164,623
Utah Medical Products, Inc.	957	70,387
Varex Imaging Corp.*	16,215	548,716
ViewRay, Inc.(x)*	9,305	53,597
Viveve Medical, Inc.(x)*	4,776	25,026
Wright Medical Group NV*	46,509	1,203,188

		32,579,379

Health Care Providers & Services (1.9%)
AAC Holdings, Inc.(x)*	3,894	38,667
Aceto Corp.	15,343	172,302
Addus HomeCare Corp.*	2,248	79,354
Almost Family, Inc.*	5,675	304,748
Amedisys, Inc.*	12,765	714,329
American Renal Associates Holdings, Inc.(x)*	5,160	77,245
AMN Healthcare Services, Inc.*	20,916	955,861
BioScrip, Inc.*	37,550	103,263
BioTelemetry, Inc.*	12,174	401,742
Capital Senior Living Corp.(x)*	12,832	161,042
Chemed Corp.	6,991	1,412,532
Civitas Solutions, Inc.*	7,601	140,238
Community Health Systems, Inc.(x)*	45,378	348,503
CorVel Corp.*	4,078	221,843
Cross Country Healthcare, Inc.*	14,840	211,173
Diplomat Pharmacy, Inc.*	19,893	411,984
Ensign Group, Inc. (The)	23,869	539,201
Genesis Healthcare, Inc.(x)*	18,511	21,473
HealthEquity, Inc.*	21,612	1,093,135
HealthSouth Corp.	41,692	1,932,424
Kindred Healthcare, Inc.	38,819	263,969
Landauer, Inc.	4,460	300,158
LHC Group, Inc.*	6,509	461,618
Magellan Health, Inc.*	10,362	894,241
Molina Healthcare, Inc.(x)*	19,142	1,316,204
National HealthCare Corp.	4,640	290,325
National Research Corp., Class A	7,332	276,416
Owens & Minor, Inc.	27,054	789,977
PetIQ, Inc.*	2,035	55,108
PharMerica Corp.*	14,696	430,593
Providence Service Corp. (The)*	5,445	294,466
R1 RCM, Inc.(x)*	32,630	121,057
RadNet, Inc.*	11,042	127,535
Select Medical Holdings Corp.*	48,333	927,994
Surgery Partners, Inc.(x)*	10,100	104,535
Teladoc, Inc.(x)*	23,415	776,207
Tenet Healthcare Corp.(x)*	35,287	579,765
Tivity Health, Inc.*	15,750	642,600
Triple-S Management Corp., Class B*	10,896	258,017
US Physical Therapy, Inc.	5,566	342,031

		18,593,875

Health Care Technology (0.8%)
Allscripts Healthcare Solutions, Inc.*	78,971	1,123,757
Castlight Health, Inc., Class B(x)*	29,925	128,678
Computer Programs & Systems, Inc.(x)	5,666	167,430
Cotiviti Holdings, Inc.*	15,845	570,103
Evolent Health, Inc., Class A(x)*	20,980	373,444
HealthStream, Inc.*	10,885	254,382
HMS Holdings Corp.*	39,709	788,621
Inovalon Holdings, Inc., Class A(x)*	26,877	458,253
Medidata Solutions, Inc.*	24,905	1,944,084
NantHealth, Inc.(x)*	9,046	37,270
Omnicell, Inc.*	16,029	818,280
Quality Systems, Inc.*	25,253	397,230
Simulations Plus, Inc.	3,351	51,941
Tabula Rasa HealthCare, Inc.*	2,961	79,177
Vocera Communications, Inc.*	12,175	381,930

		7,574,580

Life Sciences Tools & Services (0.7%)
Accelerate Diagnostics, Inc.(x)*	12,404	278,470
Cambrex Corp.*	14,638	805,090
Enzo Biochem, Inc.*	16,019	167,719
Fluidigm Corp.*	10,423	52,532
INC Research Holdings, Inc., Class A*	23,783	1,243,851
Luminex Corp.	18,946	385,172
Medpace Holdings, Inc.*	3,560	113,564
NanoString Technologies, Inc.*	6,207	100,305
NeoGenomics, Inc.(x)*	23,804	264,939
Pacific Biosciences of California, Inc.(x)*	39,281	206,225
PAREXEL International Corp.*	21,912	1,930,009
PRA Health Sciences, Inc.*	21,332	1,624,858

		7,172,734

Pharmaceuticals (1.8%)
Aclaris Therapeutics, Inc.*	11,024	284,529
Aerie Pharmaceuticals, Inc.(x)*	13,814	671,360
Akcea Therapeutics, Inc.(x)*	4,462	123,464
Amphastar Pharmaceuticals, Inc.*	14,753	263,636
ANI Pharmaceuticals, Inc.*	3,692	193,793
Aratana Therapeutics, Inc.(x)*	10,995	67,399
Assembly Biosciences, Inc.*	4,397	153,543
Catalent, Inc.*	54,960	2,194,004
Cempra, Inc.*	20,547	66,778
Clearside Biomedical, Inc.(x)*	6,597	57,658
Collegium Pharmaceutical, Inc.(x)*	8,866	93,004
Corcept Therapeutics, Inc.*	39,576	763,817
Corium International, Inc.*	8,272	91,654
Depomed, Inc.*	28,170	163,104
Dermira, Inc.*	15,125	408,375
Dova Pharmaceuticals, Inc.(x)*	1,448	35,157
Durect Corp.*	42,081	74,483
Horizon Pharma plc*	71,565	907,444
Impax Laboratories, Inc.*	33,752	685,166
Innoviva, Inc.(x)*	32,472	458,505
Intersect ENT, Inc.*	10,818	336,981
Intra-Cellular Therapies, Inc.*	14,822	233,891
Kala Pharmaceuticals, Inc.*	2,385	54,473
Lannett Co., Inc.(x)*	11,801	217,728
Medicines Co. (The)(x)*	30,187	1,118,126
MyoKardia, Inc.*	8,149	349,185
Nektar Therapeutics*	63,435	1,522,440

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Neos Therapeutics, Inc.(x)*	6,207	$56,794
Ocular Therapeutix, Inc.(x)*	9,971	61,621
Omeros Corp.(x)*	18,992	410,607
Pacira Pharmaceuticals, Inc.*	17,778	667,564
Paratek Pharmaceuticals, Inc.*	11,739	294,649
Phibro Animal Health Corp., Class A	8,555	316,963
Prestige Brands Holdings, Inc.*	23,513	1,177,766
Reata Pharmaceuticals, Inc., Class A*	4,729	147,072
Revance Therapeutics, Inc.(x)*	9,580	263,929
SciClone Pharmaceuticals, Inc.*	22,489	251,877
Sienna Biopharmaceuticals, Inc.*	1,391	30,950
Sucampo Pharmaceuticals, Inc., Class A(x)*	12,834	151,441
Supernus Pharmaceuticals, Inc.*	20,639	825,560
Teligent, Inc.(x)*	13,428	90,102
Tetraphase Pharmaceuticals, Inc.*	21,220	145,145
TherapeuticsMD, Inc.(x)*	65,217	344,998
Theravance Biopharma, Inc.(x)*	18,305	626,763
WaVe Life Sciences Ltd.*	5,692	123,801
Zogenix, Inc.*	7,626	267,291
Zynerba Pharmaceuticals, Inc.(x)*	3,672	30,698

		17,875,288

Total Health Care		138,817,382

Industrials (13.5%)
Aerospace & Defense (1.3%)
AAR Corp.	14,019	529,638
Aerojet Rocketdyne Holdings, Inc.*	30,632	1,072,426
Aerovironment, Inc.*	9,084	491,626
Astronics Corp.*	8,298	246,866
Axon Enterprise, Inc.(x)*	24,455	554,395
Cubic Corp.	11,708	597,108
Curtiss-Wright Corp.	19,609	2,049,924
DigitalGlobe, Inc.*	27,271	961,303
Ducommun, Inc.*	3,540	113,457
Engility Holdings, Inc.*	6,977	241,962
Esterline Technologies Corp.*	11,369	1,024,915
KeyW Holding Corp. (The)(x)*	15,333	116,684
KLX, Inc.*	23,605	1,249,413
Kratos Defense & Security Solutions, Inc.*	31,959	418,024
Mercury Systems, Inc.*	20,509	1,064,007
Moog, Inc., Class A*	14,016	1,169,355
National Presto Industries, Inc.(x)	1,575	167,659
Sparton Corp.*	2,726	63,270
Triumph Group, Inc.	21,549	641,083
Vectrus, Inc.*	3,456	106,583

		12,879,698

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	25,123	611,494
Atlas Air Worldwide Holdings, Inc.*	10,633	699,651
Echo Global Logistics, Inc.*	8,022	151,215
Forward Air Corp.	14,479	828,632
Hub Group, Inc., Class A*	15,407	661,731
Park-Ohio Holdings Corp.	2,898	132,149
Radiant Logistics, Inc.*	11,051	58,681

		3,143,553

Airlines (0.3%)
Allegiant Travel Co.	5,963	785,327
Hawaiian Holdings, Inc.*	23,406	878,895
SkyWest, Inc.	22,209	974,976

		2,639,198

Building Products (1.1%)
AAON, Inc.	18,628	642,200
Advanced Drainage Systems, Inc.	16,089	325,802
American Woodmark Corp.*	6,204	597,135
Apogee Enterprises, Inc.	12,506	603,540
Armstrong Flooring, Inc.*	6,610	104,108
Builders FirstSource, Inc.*	40,872	735,287
Caesarstone Ltd.*	10,450	311,410
Continental Building Products, Inc.*	16,072	417,872
CSW Industrials, Inc.*	6,133	271,999
Gibraltar Industries, Inc.*	13,962	434,916
Griffon Corp.	13,167	292,307
Insteel Industries, Inc.	5,747	150,054
JELD-WEN Holding, Inc.*	23,790	845,021
Masonite International Corp.*	13,456	931,155
NCI Building Systems, Inc.*	17,890	279,084
Patrick Industries, Inc.*	6,618	556,574
PGT Innovations, Inc.*	18,819	281,344
Ply Gem Holdings, Inc.*	7,173	122,300
Quanex Building Products Corp.	15,912	365,180
Simpson Manufacturing Co., Inc.	18,678	915,969
Trex Co., Inc.*	13,422	1,208,920
Universal Forest Products, Inc.	8,976	881,084

		11,273,261

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	24,690	1,029,820
ACCO Brands Corp.*	50,657	602,818
Advanced Disposal Services, Inc.*	15,546	391,604
Aqua Metals, Inc.(x)*	5,299	36,298
ARC Document Solutions, Inc.*	15,078	61,669
Brady Corp., Class A	21,233	805,792
Brink’s Co. (The)	19,990	1,684,159
Casella Waste Systems, Inc., Class A*	16,624	312,531
CECO Environmental Corp.	9,021	76,318
Covanta Holding Corp.	51,329	762,236
Deluxe Corp.	21,704	1,583,524
Ennis, Inc.	7,577	148,888
Essendant, Inc.	12,714	167,443
Healthcare Services Group, Inc.	30,970	1,671,451
Heritage-Crystal Clean, Inc.*	4,562	99,224
Herman Miller, Inc.	26,246	942,231
HNI Corp.	19,303	800,495
Hudson Technologies, Inc.*	11,627	90,807
InnerWorkings, Inc.*	13,214	148,658
Interface, Inc.	28,881	632,494
Kimball International, Inc., Class B	15,824	312,840
Knoll, Inc.	23,389	467,780
LSC Communications, Inc.	15,167	250,407
Matthews International Corp., Class A	14,109	878,285
McGrath RentCorp	11,238	491,663
Mobile Mini, Inc.	20,116	692,996
MSA Safety, Inc.	14,212	1,129,996
Multi-Color Corp.	6,516	533,986
NL Industries, Inc.*	2,063	18,876
Quad/Graphics, Inc.	13,189	298,203
RR Donnelley & Sons Co.	30,188	310,936
SP Plus Corp.*	7,807	308,377
Steelcase, Inc., Class A	37,440	576,576
Team, Inc.(x)*	12,444	166,127
Tetra Tech, Inc.	25,869	1,204,202
UniFirst Corp.	6,685	1,012,778
US Ecology, Inc.	9,556	514,113
Viad Corp.	8,934	544,081
VSE Corp.	2,764	157,161
West Corp.	20,347	477,544

		22,395,387

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (1.1%)
Aegion Corp.*	14,928	$347,524
Ameresco, Inc., Class A*	5,011	39,086
Argan, Inc.	6,277	422,128
Chicago Bridge & Iron Co. NV(x)	43,673	733,706
Comfort Systems USA, Inc.	16,717	596,797
Dycom Industries, Inc.(x)*	13,444	1,154,571
EMCOR Group, Inc.	26,170	1,815,674
Granite Construction, Inc.	17,904	1,037,537
Great Lakes Dredge & Dock Corp.*	19,046	92,373
HC2 Holdings, Inc.*	10,638	56,169
IES Holdings, Inc.*	2,583	44,686
KBR, Inc.	61,606	1,101,515
Layne Christensen Co.*	5,791	72,677
MasTec, Inc.*	29,561	1,371,630
MYR Group, Inc.*	6,878	200,425
Northwest Pipe Co.(x)*	2,895	55,063
NV5 Global, Inc.*	2,520	137,718
Orion Group Holdings, Inc.*	9,826	64,459
Primoris Services Corp.	19,136	562,981
Sterling Construction Co., Inc.*	8,037	122,404
Tutor Perini Corp.*	16,223	460,733

		10,489,856

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	2,309	58,510
Atkore International Group, Inc.*	14,704	286,875
AZZ, Inc.	12,256	596,867
Babcock & Wilcox Enterprises, Inc.*	15,438	51,409
Encore Wire Corp.	9,318	417,213
Energous Corp.(x)*	6,066	76,796
EnerSys	19,159	1,325,227
Generac Holdings, Inc.*	28,174	1,294,032
General Cable Corp.	22,267	419,733
LSI Industries, Inc.	7,420	49,046
Plug Power, Inc.(x)*	71,723	187,197
Powell Industries, Inc.	2,829	84,842
Preformed Line Products Co.	1,087	73,155
Revolution Lighting Technologies, Inc.(x)*	3,725	24,213
Sunrun, Inc.(x)*	38,077	211,327
Thermon Group Holdings, Inc.*	15,216	273,736
TPI Composites, Inc.*	3,418	76,358
Vicor Corp.*	5,331	125,812
Vivint Solar, Inc.(x)*	7,323	24,898

		5,657,246

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	16,398	531,295

Machinery (3.3%)
Actuant Corp., Class A	26,494	678,246
Alamo Group, Inc.	4,166	447,303
Albany International Corp., Class A	12,390	711,186
Altra Industrial Motion Corp.	12,205	587,061
American Railcar Industries, Inc.(x)	2,428	93,721
Astec Industries, Inc.	9,205	515,572
Barnes Group, Inc.	22,255	1,567,643
Blue Bird Corp.*	1,686	34,732
Briggs & Stratton Corp.	20,552	482,972
Chart Industries, Inc.*	13,471	528,467
CIRCOR International, Inc.	7,210	392,440
Columbus McKinnon Corp.	9,351	354,122
Commercial Vehicle Group, Inc.*	7,911	58,146
DMC Global, Inc.	4,355	73,600
Douglas Dynamics, Inc.	10,013	394,512
Eastern Co. (The)	1,714	49,192
Energy Recovery, Inc.(x)*	11,576	91,450
EnPro Industries, Inc.	9,551	769,142
ESCO Technologies, Inc.	12,172	729,711
ExOne Co. (The)(x)*	3,743	42,520
Federal Signal Corp.	26,428	562,388
Franklin Electric Co., Inc.	21,325	956,426
FreightCar America, Inc.	3,243	63,433
Gencor Industries, Inc.*	2,377	41,954
Global Brass & Copper Holdings, Inc.	9,811	331,612
Gorman-Rupp Co. (The)	7,647	249,063
Graham Corp.	2,555	53,221
Greenbrier Cos., Inc. (The)(x)	13,213	636,206
Hardinge, Inc.	3,533	53,949
Harsco Corp.*	35,213	735,952
Hillenbrand, Inc.	28,028	1,088,888
Hurco Cos., Inc.	1,776	73,882
Hyster-Yale Materials Handling, Inc.	4,623	353,382
John Bean Technologies Corp.	13,681	1,383,149
Kadant, Inc.	4,843	477,278
Kennametal, Inc.	35,321	1,424,850
LB Foster Co., Class A*	2,560	58,240
Lindsay Corp.	4,676	429,724
Lydall, Inc.*	7,389	423,390
Manitowoc Co., Inc. (The)*	56,085	504,765
Meritor, Inc.*	37,431	973,580
Milacron Holdings Corp.*	22,168	373,752
Miller Industries, Inc.	3,119	87,176
Mueller Industries, Inc.	25,459	889,792
Mueller Water Products, Inc., Class A	69,013	883,366
Navistar International Corp.*	22,189	977,869
NN, Inc.	12,017	348,493
Omega Flex, Inc.	1,044	75,001
Proto Labs, Inc.*	10,681	857,684
RBC Bearings, Inc.*	10,040	1,256,506
REV Group, Inc.(x)	4,042	116,248
Rexnord Corp.*	45,408	1,153,817
Spartan Motors, Inc.	10,659	117,782
SPX Corp.*	17,876	524,482
SPX FLOW, Inc.*	17,997	693,964
Standex International Corp.	6,176	655,891
Sun Hydraulics Corp.	10,766	581,364
Tennant Co.	7,630	505,106
Titan International, Inc.	21,638	219,626
TriMas Corp.*	21,198	572,346
Twin Disc, Inc.*	2,578	47,977
Wabash National Corp.(x)	27,012	616,414
Watts Water Technologies, Inc., Class A	12,162	841,610
Woodward, Inc.	23,529	1,826,087

		33,699,423

Marine (0.1%)
Costamare, Inc.	15,325	94,709
Eagle Bulk Shipping, Inc.*	11,986	54,297
Genco Shipping & Trading Ltd.(x)*	2,279	26,414
Matson, Inc.	18,807	529,980
Navios Maritime Holdings, Inc.*	27,865	46,535
Safe Bulkers, Inc.*	14,766	40,459
Scorpio Bulkers, Inc.*	18,754	132,215

		924,609

Professional Services (1.1%)
Acacia Research Corp.*	13,357	60,774
Advisory Board Co. (The)*	17,704	949,377
Barrett Business Services, Inc.	2,339	132,224
BG Staffing, Inc.	2,295	37,982
CBIZ, Inc.*	21,937	356,476

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Cogint, Inc.(x)*	4,826	$23,647
CRA International, Inc.	2,841	116,623
Exponent, Inc.	11,559	854,210
Franklin Covey Co.*	3,356	68,127
FTI Consulting, Inc.*	18,971	673,091
GP Strategies Corp.*	4,203	129,663
Heidrick & Struggles International, Inc.	6,147	130,009
Hill International, Inc.*	10,941	51,970
Huron Consulting Group, Inc.*	9,788	335,728
ICF International, Inc.*	7,952	429,010
Insperity, Inc.	7,676	675,488
Kelly Services, Inc., Class A	12,999	326,145
Kforce, Inc.	6,853	138,431
Korn/Ferry International	22,935	904,327
Mistras Group, Inc.*	5,531	113,386
Navigant Consulting, Inc.*	20,732	350,785
On Assignment, Inc.*	22,495	1,207,532
Pendrell Corp.*	3,563	24,335
Resources Connection, Inc.	12,606	175,223
RPX Corp.*	19,736	262,094
TriNet Group, Inc.*	18,617	625,904
TrueBlue, Inc.*	19,490	437,551
WageWorks, Inc.*	16,969	1,030,018
Willdan Group, Inc.*	2,439	79,170

		10,699,300

Road & Rail (0.8%)
ArcBest Corp.	11,053	369,723
Avis Budget Group, Inc.*	32,613	1,241,250
Covenant Transportation Group, Inc., Class A*	3,482	100,908
Daseke, Inc.*	6,365	83,063
Heartland Express, Inc.(x)	22,826	572,476
Hertz Global Holdings, Inc.(x)*	25,210	563,696
Knight-Swift Transportation Holdings, Inc.*	55,883	2,321,938
Marten Transport Ltd.	17,163	352,700
Roadrunner Transportation Systems, Inc.*	9,252	88,172
Saia, Inc.*	11,921	746,851
Schneider National, Inc., Class B	14,488	366,546
Universal Logistics Holdings, Inc.	2,597	53,109
Werner Enterprises, Inc.	22,345	816,710
YRC Worldwide, Inc.*	10,504	144,955

		7,822,097

Trading Companies & Distributors (1.1%)
Aircastle Ltd.	22,259	496,153
Applied Industrial Technologies, Inc.	17,326	1,140,051
Beacon Roofing Supply, Inc.*	27,890	1,429,362
BMC Stock Holdings, Inc.*	27,281	582,449
CAI International, Inc.*	4,762	144,384
DXP Enterprises, Inc.*	6,768	213,124
EnviroStar, Inc.(x)	1,052	29,088
Foundation Building Materials, Inc.*	4,120	58,257
GATX Corp.(x)	17,447	1,074,037
GMS, Inc.*	11,406	403,772
H&E Equipment Services, Inc.	13,541	395,397
Herc Holdings, Inc.*	10,434	512,622
Huttig Building Products, Inc.(x)*	7,390	52,173
Kaman Corp.	13,103	730,885
Lawson Products, Inc.*	1,843	46,444
MRC Global, Inc.*	42,108	736,469
Neff Corp., Class A*	2,666	66,650
Nexeo Solutions, Inc.*	8,205	59,897
NOW, Inc.*	46,908	647,799
Rush Enterprises, Inc., Class A*	12,826	593,716
Rush Enterprises, Inc., Class B*	1,763	76,902
SiteOne Landscape Supply, Inc.*	14,776	858,486
Textainer Group Holdings Ltd.(x)*	11,385	195,253
Titan Machinery, Inc.*	6,212	96,472
Triton International Ltd.*	18,881	628,360
Veritiv Corp.*	3,685	119,763
Willis Lease Finance Corp.*	1,410	34,672

		11,422,637

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	21,588	202,927

Total Industrials		133,780,487

Information Technology (15.0%)
Communications Equipment (1.5%)
Acacia Communications, Inc.(x)*	7,908	372,467
ADTRAN, Inc.	23,778	570,672
Aerohive Networks, Inc.*	8,036	32,867
Applied Optoelectronics, Inc.(x)*	8,046	520,335
CalAmp Corp.*	15,423	358,585
Calix, Inc.*	13,618	68,771
Ciena Corp.*	61,741	1,356,450
Clearfield, Inc.(x)*	3,849	52,346
Comtech Telecommunications Corp.	7,148	146,748
Digi International, Inc.*	9,000	95,400
EMCORE Corp.*	6,402	52,496
Extreme Networks, Inc.*	47,261	561,933
Finisar Corp.*	48,725	1,080,233
Harmonic, Inc.*	25,903	79,004
Infinera Corp.*	63,771	565,649
InterDigital, Inc.	15,456	1,139,880
KVH Industries, Inc.*	6,477	77,400
Lumentum Holdings, Inc.*	26,639	1,447,830
NETGEAR, Inc.*	14,477	689,105
NetScout Systems, Inc.*	39,945	1,292,221
Oclaro, Inc.(x)*	71,885	620,368
Plantronics, Inc.	15,202	672,232
Quantenna Communications, Inc.(x)*	10,270	172,639
Sonus Networks, Inc.*	16,825	128,711
Ubiquiti Networks, Inc.(x)*	10,865	608,657
ViaSat, Inc.(x)*	23,088	1,485,021
Viavi Solutions, Inc.*	101,730	962,366

		15,210,386

Electronic Equipment, Instruments & Components (2.7%)
Akoustis Technologies, Inc.(x)*	2,630	17,148
Anixter International, Inc.*	13,500	1,147,500
AVX Corp.	20,423	372,311
Badger Meter, Inc.	13,271	650,279
Bel Fuse, Inc., Class B	3,185	99,372
Belden, Inc.	19,126	1,540,217
Benchmark Electronics, Inc.*	22,857	780,567
Control4 Corp.*	10,911	321,438
CTS Corp.	14,715	354,632
Daktronics, Inc.	10,427	110,213
Electro Scientific Industries, Inc.*	10,054	139,952
ePlus, Inc.*	5,785	534,823
Fabrinet*	15,985	592,404
FARO Technologies, Inc.*	6,067	232,063
Fitbit, Inc., Class A(x)*	75,356	524,478
II-VI, Inc.*	26,893	1,106,647
Insight Enterprises, Inc.*	16,475	756,532
Iteris, Inc.*	7,219	48,006
Itron, Inc.*	15,736	1,218,753
KEMET Corp.*	20,386	430,756
Kimball Electronics, Inc.*	9,676	209,485
Knowles Corp.*	39,196	598,523

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Littelfuse, Inc.	9,971	$1,953,118
Maxwell Technologies, Inc.(x)*	10,121	51,921
Mesa Laboratories, Inc.(x)	1,407	210,093
Methode Electronics, Inc.	15,770	667,860
MicroVision, Inc.(x)*	21,651	60,190
MTS Systems Corp.	7,492	400,447
Napco Security Technologies, Inc.*	3,615	35,066
Novanta, Inc.*	14,491	631,808
OSI Systems, Inc.*	8,210	750,148
Park Electrochemical Corp.	6,086	112,591
PC Connection, Inc.	5,419	152,762
PCM, Inc.(x)*	3,155	44,170
Plexus Corp.*	15,666	878,549
Radisys Corp.*	11,796	16,161
Rogers Corp.*	7,885	1,050,913
Sanmina Corp.*	32,742	1,216,365
ScanSource, Inc.*	12,336	538,466
SYNNEX Corp.	12,988	1,643,111
Systemax, Inc.	5,554	146,792
Tech Data Corp.*	15,329	1,361,982
TTM Technologies, Inc.*	40,003	614,846
VeriFone Systems, Inc.*	48,504	983,661
Vishay Intertechnology, Inc.	60,976	1,146,349
Vishay Precision Group, Inc.*	3,292	80,325

		26,533,793

Internet Software & Services (2.6%)
2U, Inc.*	18,398	1,031,024
Alarm.com Holdings, Inc.*	9,079	410,189
Alteryx, Inc., Class A(x)*	3,911	79,667
Amber Road, Inc.*	6,001	46,088
Angie’s List, Inc.*	12,156	151,464
Appfolio, Inc., Class A*	2,489	119,348
Apptio, Inc., Class A*	8,637	159,525
Bankrate, Inc.*	22,670	316,247
Bazaarvoice, Inc.*	27,655	136,892
Benefitfocus, Inc.(x)*	5,097	171,514
Blucora, Inc.*	18,782	475,185
Box, Inc., Class A*	35,212	680,296
Brightcove, Inc.*	10,351	74,527
Carbonite, Inc.*	11,133	244,926
Care.com, Inc.*	3,478	55,265
Cars.com, Inc.(x)*	31,304	832,999
ChannelAdvisor Corp.*	7,836	90,114
Cimpress NV(x)*	11,004	1,074,651
Cloudera, Inc.(x)*	5,699	94,717
CommerceHub, Inc., Series A*	4,458	100,617
CommerceHub, Inc., Series C*	12,803	273,344
Cornerstone OnDemand, Inc.*	23,145	939,918
Coupa Software, Inc.*	13,335	415,385
DHI Group, Inc.*	16,822	43,737
Endurance International Group Holdings, Inc.(x)*	27,049	221,802
Envestnet, Inc.*	18,613	949,263
Etsy, Inc.*	49,535	836,151
Five9, Inc.*	22,322	533,496
Gogo, Inc.(x)*	24,563	290,089
GrubHub, Inc.(x)*	37,320	1,965,270
GTT Communications, Inc.*	13,199	417,748
Hortonworks, Inc.*	21,210	359,510
Instructure, Inc.*	9,204	305,113
Internap Corp.(x)*	25,527	111,042
j2 Global, Inc.	20,639	1,524,809
Leaf Group Ltd.*	3,588	24,757
Limelight Networks, Inc.*	20,536	81,528
Liquidity Services, Inc.*	8,605	50,770
LivePerson, Inc.*	24,289	329,116
Meet Group, Inc. (The)(x)*	21,661	78,846
MINDBODY, Inc., Class A(x)*	17,591	454,727
MuleSoft, Inc., Class A(x)*	10,004	201,481
New Relic, Inc.*	13,101	652,430
NIC, Inc.	29,751	510,230
Nutanix, Inc., Class A(x)*	21,753	487,050
Okta, Inc.*	4,656	131,346
Ominto, Inc.(x)*	4,408	19,836
Q2 Holdings, Inc.*	12,946	539,201
QuinStreet, Inc.*	11,317	83,180
Quotient Technology, Inc.*	30,482	477,043
Reis, Inc.	3,234	58,212
Shutterstock, Inc.(x)*	8,374	278,770
SPS Commerce, Inc.*	8,470	480,334
Stamps.com, Inc.(x)*	6,792	1,376,399
TechTarget, Inc.*	5,516	65,861
Tintri, Inc.(x)*	4,490	14,099
Trade Desk, Inc. (The), Class A*	9,471	582,561
TrueCar, Inc.(x)*	29,222	461,415
Tucows, Inc., Class A(x)*	2,855	167,160
Twilio, Inc., Class A(x)*	26,999	805,920
Veritone, Inc.(x)*	698	31,724
Web.com Group, Inc.*	17,792	444,800
XO Group, Inc.*	8,725	171,621
Yelp, Inc.*	33,842	1,465,359
Yext, Inc.(x)*	8,579	113,929

		26,171,637

IT Services (1.7%)
Acxiom Corp.*	35,453	873,562
Blackhawk Network Holdings, Inc.*	24,681	1,081,028
CACI International, Inc., Class A*	10,759	1,499,267
Cardtronics plc, Class A*	19,894	457,761
Cass Information Systems, Inc.	5,512	349,681
Convergys Corp.	41,879	1,084,247
CSG Systems International, Inc.	15,663	628,086
EPAM Systems, Inc.*	22,190	1,951,166
Everi Holdings, Inc.*	20,324	154,259
EVERTEC, Inc.	26,166	414,731
ExlService Holdings, Inc.*	15,126	882,148
Forrester Research, Inc.	4,736	198,202
Hackett Group, Inc. (The)	7,473	113,515
Information Services Group, Inc.*	10,428	41,921
ManTech International Corp., Class A	11,825	522,074
MAXIMUS, Inc.	28,706	1,851,537
MoneyGram International, Inc.*	13,504	217,549
Perficient, Inc.*	15,053	296,093
Planet Payment, Inc.*	14,284	61,278
Presidio, Inc.*	8,361	118,308
Science Applications International Corp.	19,696	1,316,678
ServiceSource International, Inc.*	21,470	74,286
StarTek, Inc.*	3,394	39,880
Sykes Enterprises, Inc.*	19,018	554,565
Syntel, Inc.	13,763	270,443
TeleTech Holdings, Inc.	4,965	207,289
Travelport Worldwide Ltd.	53,192	835,114
Unisys Corp.(x)*	16,478	140,063
Virtusa Corp.*	13,309	502,814

		16,737,545

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Energy Industries, Inc.*	18,192	1,469,186
Alpha & Omega Semiconductor Ltd.*	6,100	100,589
Ambarella, Inc.(x)*	14,479	709,616
Amkor Technology, Inc.*	45,555	480,605

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Axcelis Technologies, Inc.*	12,919	$353,335
AXT, Inc.*	11,783	107,814
Brooks Automation, Inc.	31,688	962,048
Cabot Microelectronics Corp.	10,811	864,123
CEVA, Inc.*	9,407	402,620
Cirrus Logic, Inc.*	29,055	1,549,212
Cohu, Inc.	8,514	202,974
Cree, Inc.*	42,423	1,195,904
CyberOptics Corp.*	2,196	35,685
Diodes, Inc.*	18,349	549,186
DSP Group, Inc.*	6,052	78,676
Entegris, Inc.*	62,122	1,792,219
FormFactor, Inc.*	31,543	531,500
GSI Technology, Inc.*	4,392	31,930
Ichor Holdings Ltd.*	5,356	143,541
Impinj, Inc.(x)*	8,088	336,542
Inphi Corp.(x)*	18,110	718,786
Integrated Device Technology, Inc.*	58,251	1,548,312
IXYS Corp.*	7,858	186,235
Kopin Corp.(x)*	17,197	71,711
Lattice Semiconductor Corp.*	55,275	287,983
MACOM Technology Solutions Holdings, Inc.*	17,039	760,110
MaxLinear, Inc.*	25,848	613,890
MKS Instruments, Inc.	23,858	2,253,387
Monolithic Power Systems, Inc.	17,661	1,881,779
Nanometrics, Inc.*	10,677	307,498
NeoPhotonics Corp.(x)*	10,233	56,895
NVE Corp.	1,563	123,430
PDF Solutions, Inc.(x)*	8,685	134,531
Photronics, Inc.*	21,625	191,381
Pixelworks, Inc.(x)*	9,062	42,682
Power Integrations, Inc.	12,401	907,753
Rambus, Inc.*	48,671	649,758
Rudolph Technologies, Inc.*	12,859	338,192
Semtech Corp.*	28,930	1,086,322
Sigma Designs, Inc.*	12,627	79,550
Silicon Laboratories, Inc.*	19,033	1,520,737
SMART Global Holdings, Inc.*	6,011	160,975
SunPower Corp.(x)*	19,140	139,531
Synaptics, Inc.(x)*	15,985	626,292
Ultra Clean Holdings, Inc.*	14,634	448,093
Veeco Instruments, Inc.*	20,581	440,433
Xcerra Corp.*	17,480	172,178
Xperi Corp.	21,471	543,216

		28,188,945

Software (3.2%)
8x8, Inc.*	38,883	524,921
A10 Networks, Inc.(x)*	18,656	141,039
ACI Worldwide, Inc.*	51,568	1,174,719
Agilysys, Inc.*	5,283	63,132
American Software, Inc., Class A	8,624	97,969
Aspen Technology, Inc.*	32,776	2,058,660
Barracuda Networks, Inc.*	11,187	271,061
Blackbaud, Inc.	20,940	1,838,531
Blackline, Inc.(x)*	6,722	229,355
Bottomline Technologies de, Inc.*	17,981	572,335
BroadSoft, Inc.(x)*	13,562	682,169
Callidus Software, Inc.*	27,761	684,309
CommVault Systems, Inc.*	18,032	1,096,346
Digimarc Corp.(x)*	3,208	117,413
Ebix, Inc.(x)	10,647	694,717
Ellie Mae, Inc.*	14,842	1,218,973
Everbridge, Inc.(x)*	7,217	190,673
Exa Corp.(x)*	4,498	108,762
Fair Isaac Corp.	13,567	1,906,163
Gigamon, Inc.*	14,881	627,234
Glu Mobile, Inc.(x)*	30,361	114,157
HubSpot, Inc.*	14,279	1,200,150
Imperva, Inc.*	13,867	601,828
MicroStrategy, Inc., Class A*	4,097	523,228
Mitek Systems, Inc.*	9,920	94,240
MobileIron, Inc.*	17,450	64,565
Model N, Inc.*	7,677	114,771
Monotype Imaging Holdings, Inc.	20,136	387,618
Park City Group, Inc.(x)*	3,650	44,348
Paycom Software, Inc.(x)*	21,041	1,577,233
Paylocity Holding Corp.*	11,192	546,393
Pegasystems, Inc.	16,853	971,575
Progress Software Corp.	21,356	815,159
Proofpoint, Inc.*	19,162	1,671,310
PROS Holdings, Inc.*	12,287	296,485
QAD, Inc., Class A	3,170	108,890
Qualys, Inc.*	13,357	691,893
Rapid7, Inc.*	10,677	187,915
RealNetworks, Inc.*	11,208	53,798
RealPage, Inc.*	26,806	1,069,559
RingCentral, Inc., Class A*	26,962	1,125,664
Rosetta Stone, Inc.*	6,210	63,404
Rubicon Project, Inc. (The)*	16,012	62,287
SecureWorks Corp., Class A(x)*	5,796	71,581
Silver Spring Networks, Inc.*	14,561	235,451
Synchronoss Technologies, Inc.*	19,619	183,045
Telenav, Inc.*	10,289	65,335
TiVo Corp.	51,553	1,023,327
Upland Software, Inc.*	2,276	48,160
Varonis Systems, Inc.*	8,530	357,407
VASCO Data Security International, Inc.*	12,164	146,576
Verint Systems, Inc.*	28,305	1,184,564
VirnetX Holding Corp.(x)*	16,381	63,886
Workiva, Inc.*	9,628	200,744
Zendesk, Inc.*	42,324	1,232,052
Zix Corp.*	18,381	89,883

		31,586,962

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.(x)*	47,971	642,332
Avid Technology, Inc.*	11,613	52,723
CPI Card Group, Inc.(x)	5,968	7,042
Cray, Inc.*	18,080	351,656
Diebold Nixdorf, Inc.(x)	32,443	741,323
Eastman Kodak Co.(x)*	8,384	61,622
Electronics For Imaging, Inc.*	20,546	876,903
Immersion Corp.(x)*	9,249	75,564
Intevac, Inc.*	6,088	51,444
Pure Storage, Inc., Class A*	40,318	644,685
Quantum Corp.(x)*	8,859	54,217
Stratasys Ltd.*	22,567	521,749
Super Micro Computer, Inc.*	16,746	370,087
USA Technologies, Inc.(x)*	15,657	97,856

		4,549,203

Total Information Technology		148,978,471

Materials (3.9%)
Chemicals (1.8%)
A Schulman, Inc.	12,572	429,334
Advanced Emissions Solutions, Inc.(x)	1,353	14,842
AdvanSix, Inc.*	12,808	509,118
AgroFresh Solutions, Inc.(x)*	6,864	48,254
American Vanguard Corp.	12,345	282,701
Balchem Corp.	13,615	1,106,763

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Calgon Carbon Corp.	22,988	$491,943
Chase Corp.	3,211	357,705
Codexis, Inc.*	10,902	72,498
Core Molding Technologies, Inc.	2,295	50,352
Ferro Corp.*	39,528	881,474
Flotek Industries, Inc.(x)*	17,574	81,719
FutureFuel Corp.	8,462	133,192
GCP Applied Technologies, Inc.*	31,510	967,357
Hawkins, Inc.	2,759	112,567
HB Fuller Co.	22,215	1,289,803
Ingevity Corp.*	18,868	1,178,684
Innophos Holdings, Inc.	8,383	412,360
Innospec, Inc.	10,572	651,764
Intrepid Potash, Inc.(x)*	30,049	131,014
KMG Chemicals, Inc.	3,013	165,353
Koppers Holdings, Inc.*	8,867	409,212
Kraton Corp.*	14,396	582,174
Kronos Worldwide, Inc.	7,484	170,860
LSB Industries, Inc.(x)*	7,189	57,081
Minerals Technologies, Inc.	16,078	1,135,911
OMNOVA Solutions, Inc.*	13,488	147,694
PolyOne Corp.	36,857	1,475,386
Quaker Chemical Corp.	5,733	848,197
Rayonier Advanced Materials, Inc.(x)	18,454	252,820
Sensient Technologies Corp.	19,976	1,536,553
Stepan Co.	8,666	724,998
Trecora Resources*	5,663	75,318
Tredegar Corp.	9,100	163,800
Trinseo SA	19,352	1,298,519
Tronox Ltd., Class A	28,721	606,013
Valhi, Inc.	5,950	14,459

		18,867,792

Construction Materials (0.2%)
Forterra, Inc.(x)*	5,527	24,872
Summit Materials, Inc., Class A*	47,109	1,508,901
United States Lime & Minerals, Inc.	696	58,464
US Concrete, Inc.(x)*	6,720	512,736

		2,104,973

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,031	645,755
Greif, Inc., Class B	1,850	118,863
Myers Industries, Inc.	6,838	143,256
UFP Technologies, Inc.*	2,013	56,565

		964,439

Metals & Mining (1.2%)
AK Steel Holding Corp.(x)*	138,078	771,856
Allegheny Technologies, Inc.(x)*	47,793	1,142,254
Ampco-Pittsburgh Corp.	2,641	45,953
Carpenter Technology Corp.	21,503	1,032,790
Century Aluminum Co.*	21,887	362,886
Cleveland-Cliffs, Inc.(x)*	132,654	948,476
Coeur Mining, Inc.*	76,371	701,849
Commercial Metals Co.	53,326	1,014,795
Compass Minerals International, Inc.(x)	14,727	955,782
Gold Resource Corp.	16,410	61,538
Handy & Harman Ltd.*	979	31,866
Haynes International, Inc.	3,563	127,947
Hecla Mining Co.	167,661	841,658
Kaiser Aluminum Corp.	7,491	772,622
Klondex Mines Ltd.(x)*	78,061	284,142
Materion Corp.	9,335	402,805
Olympic Steel, Inc.	3,182	70,004
Ramaco Resources, Inc.*	2,869	19,021
Ryerson Holding Corp.*	4,397	47,707
Schnitzer Steel Industries, Inc., Class A	11,287	317,729
SunCoke Energy, Inc.*	27,708	253,251
TimkenSteel Corp.*	16,962	279,873
Warrior Met Coal, Inc.	5,346	126,005
Worthington Industries, Inc.	20,613	948,198

		11,561,007

Paper & Forest Products (0.6%)
Boise Cascade Co.*	16,601	579,375
Clearwater Paper Corp.*	7,157	352,482
Deltic Timber Corp.(x)	4,871	430,743
KapStone Paper and Packaging Corp.	40,549	871,398
Louisiana-Pacific Corp.*	63,712	1,725,320
Neenah Paper, Inc.	7,586	648,982
PH Glatfelter Co.	18,673	363,190
Schweitzer-Mauduit International, Inc.	14,625	606,353
Verso Corp., Class A*	10,957	55,771

		5,633,614

Total Materials		39,131,825

Real Estate (6.4%)
Equity Real Estate Investment Trusts (REITs) (6.1%)
Acadia Realty Trust (REIT)	35,303	1,010,372
Agree Realty Corp. (REIT)	11,340	556,567
Alexander & Baldwin, Inc. (REIT)	20,490	949,302
Alexander’s, Inc. (REIT)	980	415,608
Altisource Residential Corp. (REIT)	24,142	268,218
American Assets Trust, Inc. (REIT)	18,866	750,301
Armada Hoffler Properties, Inc. (REIT)	19,149	264,448
Ashford Hospitality Prime, Inc. (REIT)	8,107	77,017
Ashford Hospitality Trust, Inc. (REIT)	22,518	150,195
Bluerock Residential Growth REIT, Inc. (REIT)	6,498	71,868
CareTrust REIT, Inc. (REIT)	30,839	587,175
CatchMark Timber Trust, Inc. (REIT), Class A	12,303	155,141
CBL & Associates Properties, Inc. (REIT)(x)	74,376	624,015
Cedar Realty Trust, Inc. (REIT)	27,509	154,601
Chatham Lodging Trust (REIT)	17,473	372,524
Chesapeake Lodging Trust (REIT)	28,307	763,440
City Office REIT, Inc. (REIT)	8,498	117,017
Clipper Realty, Inc. (REIT)(x)	5,015	53,711
Community Healthcare Trust, Inc. (REIT)	4,940	133,182
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	3,610	127,614
Cousins Properties, Inc. (REIT)	183,286	1,711,891
DiamondRock Hospitality Co. (REIT)	88,113	964,837
Easterly Government Properties, Inc. (REIT)	14,659	303,002
EastGroup Properties, Inc. (REIT)	14,693	1,294,747
Education Realty Trust, Inc. (REIT)	32,456	1,166,144
Farmland Partners, Inc. (REIT)(x)	11,144	100,742
First Industrial Realty Trust, Inc. (REIT)	52,586	1,582,313
First Potomac Realty Trust (REIT)	30,502	339,792
Four Corners Property Trust, Inc. (REIT)	27,342	681,363
Franklin Street Properties Corp. (REIT)	43,703	464,126
GEO Group, Inc. (The) (REIT)	55,240	1,485,956
Getty Realty Corp. (REIT)	11,448	327,527

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Gladstone Commercial Corp. (REIT)	8,324	$185,375
Global Medical REIT, Inc. (REIT)(x)	5,099	45,789
Global Net Lease, Inc. (REIT)	28,234	618,042
Government Properties Income Trust (REIT)	35,646	669,075
Gramercy Property Trust (REIT)	67,068	2,028,807
Healthcare Realty Trust, Inc. (REIT)	53,221	1,721,167
Hersha Hospitality Trust (REIT)	16,769	313,077
Independence Realty Trust, Inc. (REIT)	29,380	298,795
InfraREIT, Inc. (REIT)	18,566	415,321
Investors Real Estate Trust (REIT)	56,922	347,793
iStar, Inc. (REIT)*	32,553	384,125
Jernigan Capital, Inc. (REIT)(x)	4,088	84,008
Kite Realty Group Trust (REIT)	37,322	755,771
LaSalle Hotel Properties (REIT)	50,622	1,469,050
Lexington Realty Trust (REIT)	96,687	988,141
LTC Properties, Inc. (REIT)	18,092	849,962
Mack-Cali Realty Corp. (REIT)	40,481	959,805
MedEquities Realty Trust, Inc. (REIT)	8,351	98,124
Monmouth Real Estate Investment Corp. (REIT)	31,886	516,234
National Health Investors, Inc. (REIT)	17,355	1,341,368
National Storage Affiliates Trust (REIT)	19,059	461,990
New Senior Investment Group, Inc. (REIT)	35,803	327,597
NexPoint Residential Trust, Inc. (REIT)	5,723	135,807
NorthStar Realty Europe Corp. (REIT)	24,390	312,436
One Liberty Properties, Inc. (REIT)	4,762	116,002
Parkway, Inc. (REIT)	19,381	446,344
Pebblebrook Hotel Trust (REIT)(x)	31,095	1,123,773
Pennsylvania REIT (REIT)(x)	30,368	318,560
Physicians Realty Trust (REIT)	78,025	1,383,383
Potlatch Corp. (REIT)	18,278	932,178
Preferred Apartment Communities, Inc. (REIT), Class A	10,180	192,198
PS Business Parks, Inc. (REIT)	8,870	1,184,145
QTS Realty Trust, Inc. (REIT), Class A	21,019	1,100,555
Quality Care Properties, Inc. (REIT)*	40,863	633,377
RAIT Financial Trust (REIT)(x)	31,472	22,975
Ramco-Gershenson Properties Trust (REIT)	34,636	450,614
Retail Opportunity Investments Corp. (REIT)	48,721	926,186
Rexford Industrial Realty, Inc. (REIT)	29,856	854,479
RLJ Lodging Trust (REIT)	76,139	1,675,058
Ryman Hospitality Properties, Inc. (REIT)	19,345	1,208,869
Sabra Health Care REIT, Inc. (REIT)	74,960	1,644,622
Safety Income and Growth, Inc. (REIT)	2,515	46,880
Saul Centers, Inc. (REIT)	4,611	285,467
Select Income REIT (REIT)	28,779	674,004
Seritage Growth Properties (REIT), Class A(x)	11,015	507,461
STAG Industrial, Inc. (REIT)	40,359	1,108,662
Starwood Waypoint Homes (REIT)*	55,460	2,017,080
Summit Hotel Properties, Inc. (REIT)	44,902	717,983
Sunstone Hotel Investors, Inc. (REIT)	100,452	1,614,264
Terreno Realty Corp. (REIT)	21,889	791,944
Tier REIT, Inc. (REIT)	20,797	401,382
UMH Properties, Inc. (REIT)	9,160	142,438
Universal Health Realty Income Trust (REIT)	5,400	407,646
Urban Edge Properties (REIT)	43,024	1,037,739
Urstadt Biddle Properties, Inc. (REIT), Class A	11,545	250,527
Washington Prime Group, Inc. (REIT)	82,126	684,110
Washington REIT (REIT)	33,810	1,107,616
Whitestone REIT (REIT)(x)	11,375	148,444
Xenia Hotels & Resorts, Inc. (REIT)	49,402	1,039,912

		60,549,292

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA(x)*	3,531	91,347
Consolidated-Tomoka Land Co.	1,394	83,738
Forestar Group, Inc.(r)*†	16,892	290,542
FRP Holdings, Inc.*	1,943	87,921
HFF, Inc., Class A	17,494	692,062
Kennedy-Wilson Holdings, Inc.(x)	38,961	722,726
Marcus & Millichap, Inc.*	4,916	132,683
Maui Land & Pineapple Co., Inc.*	2,036	28,402
RE/MAX Holdings, Inc., Class A	7,848	498,740
Redfin Corp.(x)*	3,106	77,930
RMR Group, Inc. (The), Class A	2,228	114,408
St Joe Co. (The)*	22,183	418,150
Stratus Properties, Inc.	2,002	60,661
Tejon Ranch Co.*	4,874	102,841
Trinity Place Holdings, Inc.*	6,698	47,020

		3,449,171

Total Real Estate		63,998,463

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
ATN International, Inc.	5,129	270,298
Cincinnati Bell, Inc.*	18,757	372,326
Cogent Communications Holdings, Inc.	18,398	899,663
Consolidated Communications Holdings, Inc.	30,373	579,517
Frontier Communications Corp.(x)	33,857	399,174
General Communication, Inc., Class A*	11,534	470,472
Globalstar, Inc.(x)*	193,188	314,896
Hawaiian Telcom Holdco, Inc.*	4,364	130,134
IDT Corp., Class B	5,712	80,425
Intelsat SA(x)*	10,223	48,048
Iridium Communications, Inc.(x)*	42,788	440,716
Lumos Networks Corp.*	6,634	118,881
Ooma, Inc.*	5,436	57,350
ORBCOMM, Inc.*	27,957	292,710
pdvWireless, Inc.(x)*	2,672	79,626
Straight Path Communications, Inc., Class B*	4,216	761,705
Vonage Holdings Corp.*	86,346	702,856
Windstream Holdings, Inc.(x)	58,640	103,793

		6,122,590

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	16,193	346,044
Shenandoah Telecommunications Co.	20,785	773,203
Spok Holdings, Inc.	6,592	101,187

		1,220,434

Total Telecommunication Services		7,343,024

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (3.2%)
Electric Utilities (1.0%)
ALLETE, Inc.	22,158	$1,712,592
El Paso Electric Co.	17,944	991,406
Genie Energy Ltd., Class B	4,318	28,283
IDACORP, Inc.#	21,733	1,910,983
MGE Energy, Inc.	15,212	982,695
Otter Tail Corp.	18,193	788,667
PNM Resources, Inc.	35,598	1,434,599
Portland General Electric Co.	39,105	1,784,752
Spark Energy, Inc., Class A(x)	3,334	50,010

		9,683,987

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	6,680	522,710
New Jersey Resources Corp.	38,166	1,608,697
Northwest Natural Gas Co.	11,947	769,387
ONE Gas, Inc.	22,748	1,675,163
RGC Resources, Inc.(x)	1,976	56,454
South Jersey Industries, Inc.	35,295	1,218,736
Southwest Gas Holdings, Inc.	21,251	1,649,503
Spire, Inc.	21,124	1,576,907
WGL Holdings, Inc.	22,620	1,904,603

		10,982,160

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	38,128	93,414
Dynegy, Inc.*	48,738	477,145
NRG Yield, Inc., Class A	16,024	303,975
NRG Yield, Inc., Class C	27,827	537,061
Ormat Technologies, Inc.	17,274	1,054,577
Pattern Energy Group, Inc.	30,608	737,653
TerraForm Global, Inc., Class A*	26,356	125,191
TerraForm Power, Inc., Class A*	37,554	496,464

		3,825,480

Multi-Utilities (0.5%)
Avista Corp.	27,676	1,432,787
Black Hills Corp.	23,541	1,621,269
NorthWestern Corp.	21,531	1,225,975
Unitil Corp.	6,090	301,211

		4,581,242

Water Utilities (0.3%)
American States Water Co.	15,967	786,375
AquaVenture Holdings Ltd.*	3,622	48,897
Artesian Resources Corp., Class A	2,644	99,943
Cadiz, Inc.(x)*	6,544	83,109
California Water Service Group	21,642	825,643
Connecticut Water Service, Inc.	4,778	283,335
Consolidated Water Co. Ltd.	4,989	63,859
Global Water Resources, Inc.	2,444	23,022
Middlesex Water Co.	7,336	288,085
Pure Cycle Corp.*	4,960	37,200
SJW Group	7,057	399,426
York Water Co. (The)	3,745	126,956

		3,065,850

Total Utilities		32,138,719

Total Common Stocks (89.3%) (Cost $635,811,764)		887,689,126

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*†	13,800	—

Total Consumer Discretionary		—

Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics, Inc., CVR(r)(x)*†	15,200	—
Dyax Corp., CVR(r)*†	69,052	57,486

		57,486

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*†	5,500	—

Total Health Care		57,486

Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)*†	21,501	—

Total Information Technology		—

Total Rights (0.0%) (Cost $3,209)		57,486

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (5.5%)
JPMorgan Prime Money Market Fund, IM Shares	54,465,138	54,481,478

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.9%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,900,176, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $1,938,010.(xx)	$1,900,010	1,900,010
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $7,300,973, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $7,449,976.(xx)	7,300,000	7,300,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $6,700,586, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $6,834,002.(xx)	6,700,000	6,700,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $3,200,333, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $3,264,016.(xx)	3,200,000	3,200,000

See Notes to Portfolio of Investments.

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ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $8,300,830, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $8,466,029.(xx)	$8,300,000	$8,300,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $2,300,240, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $2,346,022.(xx)	2,300,000	2,300,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $6,300,630, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $6,426,033.(xx)	6,300,000	6,300,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $123,310, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $125,765.(xx)	123,299	123,299
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $4,400,915, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $4,491,422.(xx)	4,400,000	4,400,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $4,000,347, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $4,083,111.(xx)	4,000,000	4,000,000
Natixis, 1.25%, dated 9/26/17, due 10/3/17, repurchase price $5,000,694, collateralized by various U.S. Government Agency Securities, ranging from 1.636%-4.000%, maturing 7/1/33-8/20/47, U.S. Government Treasury Securities, 1.750%, maturing 4/30/22; total market value $5,101,063.(xx)	5,000,000	5,000,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $10,000,983, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $10,201,004.(xx)	10,000,000	10,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $2,000,177, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $2,040,000.(xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,600,141, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $1,632,001.(xx)	1,600,000	1,600,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $10,002,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $10,200,023.(xx)	10,000,000	10,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $2,000,175, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $2,040,060.(xx)	2,000,000	2,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $11,002,267, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $11,220,000.(xx)	11,000,000	11,000,000

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $2,040,002.(xx)	$2,000,000	$2,000,000

Total Repurchase Agreements		88,123,309

Total Short-Term Investments (14.4%) (Cost $142,604,787)		142,604,787

Total Investments (103.7%) (Cost $778,419,760)		1,030,351,399
Other Assets Less Liabilities (-3.7%)		(36,753,513)

Net Assets (100%)		$993,597,886

*	Non-income producing.

†	Securities (totaling $395,278 or 0.0% of net assets) held at fair value by management.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $351,720.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $85,942,544. This was secured by cash collateral of $88,123,309 which was subsequently invested in joint repurchase agreements with a total value of $88,123,309, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

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EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A	2,508	41,758	—	—	—	2,884	44,642	—	—
PennyMac Mortgage Investment Trust (REIT)	21,016	376,575	—	(33,711)	1,404	21,200	365,468	21,624	—

Total		418,333	—	(33,711)	1,404	24,084	410,110	21,624	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,440	12/2017	USD	107,488,800	6,196,408

					6,196,408

See Notes to Portfolio of Investments.

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EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$106,665,734	$—	$—		$106,665,734
Consumer Staples	23,093,946	—	—		23,093,946
Energy	32,826,195	—	—		32,826,195
Financials	160,867,630	—	47,250		160,914,880
Health Care	138,817,382	—	—		138,817,382
Industrials	133,780,487	—	—		133,780,487
Information Technology	148,978,471	—	—		148,978,471
Materials	39,131,825	—	—		39,131,825
Real Estate	63,707,921	—	290,542		63,998,463
Telecommunication Services	7,343,024	—	—		7,343,024
Utilities	32,138,719	—	—		32,138,719
Futures	6,196,408	—	—		6,196,408
Rights
Consumer Discretionary	—	—	—	(c)	—	(c)
Health Care	—	—	57,486		57,486
Information Technology	—	—	—	(c)	—	(c)
Short-Term Investments
Investment Companies	54,481,478	—	—		54,481,478
Repurchase Agreements	—	88,123,309	—		88,123,309

Total Assets	$948,029,220	$88,123,309	$395,278		$1,036,547,807

Total Liabilities	$—	$—	$—		$—

Total	$948,029,220	$88,123,309	$395,278		$1,036,547,807

(a)	A security with a market value of $174,977 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $337,792 transferred from Level 1 to Level 3 since the beginning of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$320,043,233
Aggregate gross unrealized depreciation	(63,113,846)

Net unrealized appreciation	$256,929,387

Federal income tax cost of investment securities and derivative instruments, if applicable	$779,618,420

See Notes to Portfolio of Investments.

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EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.5%)
Auto Components (1.1%)
Lear Corp.	106,496	$18,432,328

Household Durables (0.6%)
Newell Brands, Inc.	238,845	10,191,516

Media (3.2%)
Comcast Corp., Class A	739,270	28,447,109
Interpublic Group of Cos., Inc. (The)	1,069,420	22,233,242
Omnicom Group, Inc.(x)	86,010	6,370,761

		57,051,112

Multiline Retail (0.6%)
Dollar General Corp.	130,210	10,553,520

Total Consumer Discretionary		96,228,476

Consumer Staples (8.3%)
Beverages (0.3%)
PepsiCo, Inc.	48,420	5,395,441

Food & Staples Retailing (3.9%)
CVS Health Corp.	79,312	6,449,652
Kroger Co. (The)	1,228,822	24,650,169
Walgreens Boots Alliance, Inc.	487,030	37,608,457

		68,708,278

Food Products (3.3%)
General Mills, Inc.	408,390	21,138,266
JM Smucker Co. (The)	120,140	12,606,290
Kellogg Co.	180,270	11,243,440
Mondelez International, Inc., Class A	115,020	4,676,713
Tyson Foods, Inc., Class A	132,021	9,300,880

		58,965,589

Personal Products (0.3%)
Unilever NV (NYRS)	77,360	4,567,334

Tobacco (0.5%)
Philip Morris International, Inc.	75,260	8,354,613

Total Consumer Staples		145,991,255

Energy (10.5%)
Oil, Gas & Consumable Fuels (10.5%)
ConocoPhillips	852,600	42,672,630
Devon Energy Corp.	1,104,560	40,548,398
Marathon Oil Corp.	1,160,609	15,737,858
Marathon Petroleum Corp.	300,194	16,834,879
Royal Dutch Shell plc (ADR), Class A	597,020	36,167,472
Suncor Energy, Inc.	564,320	19,768,129
Valero Energy Corp.	164,832	12,680,526

Total Energy		184,409,892

Financials (25.5%)
Banks (13.6%)
Bank of America Corp.	1,733,370	43,923,596
Citigroup, Inc.	1,216,274	88,471,771
JPMorgan Chase & Co.	911,416	87,049,342
Regions Financial Corp.	1,290,183	19,649,487

		239,094,196

Capital Markets (4.0%)
E*TRADE Financial Corp.*	240,560	10,490,822
Morgan Stanley	659,224	31,754,820
Nasdaq, Inc.	368,271	28,566,781

		70,812,423

Consumer Finance (3.1%)
Capital One Financial Corp.	286,126	24,223,427
Discover Financial Services	229,526	14,799,836
SLM Corp.*	1,297,261	14,879,584

		53,902,847

Insurance (4.8%)
American International Group, Inc.	286,260	17,573,502
Hartford Financial Services Group, Inc. (The)	452,466	25,080,190
Lincoln National Corp.	224,951	16,529,400
Prudential Financial, Inc.	119,522	12,707,579
XL Group Ltd.	313,825	12,380,396

		84,271,067

Total Financials		448,080,533

Health Care (18.4%)
Biotechnology (2.6%)
Gilead Sciences, Inc.	562,060	45,538,101

Health Care Equipment & Supplies (8.6%)
Baxter International, Inc.	828,223	51,970,993
Hologic, Inc.*	182,472	6,694,898
Koninklijke Philips NV (NYRS)	473,650	19,514,380
Medtronic plc	206,100	16,028,397
Zimmer Biomet Holdings, Inc.	483,442	56,606,224

		150,814,892

Pharmaceuticals (7.2%)
Novartis AG (ADR)	471,000	40,435,350
Pfizer, Inc.	2,393,960	85,464,372

		125,899,722

Total Health Care		322,252,715

Industrials (3.8%)
Airlines (0.2%)
Delta Air Lines, Inc.	78,800	3,799,736

Electrical Equipment (1.1%)
ABB Ltd. (ADR)	763,020	18,884,745

Industrial Conglomerates (0.3%)
Honeywell International, Inc.	41,108	5,826,648

Professional Services (1.4%)
Nielsen Holdings plc	568,270	23,554,791

Road & Rail (0.8%)
Norfolk Southern Corp.	108,100	14,295,144

Total Industrials		66,361,064

Information Technology (11.5%)
Communications Equipment (4.8%)
Cisco Systems, Inc.	2,521,153	84,786,375

Internet Software & Services (0.8%)
eBay, Inc.*	372,127	14,312,005

Semiconductors & Semiconductor Equipment (3.4%)
NXP Semiconductors NV*	54,660	6,181,499
QUALCOMM, Inc.	1,024,600	53,115,264

		59,296,763

Software (1.2%)
Oracle Corp.	436,170	21,088,820

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	148,340	$22,862,161

Total Information Technology		202,346,124

Materials (2.9%)
Chemicals (0.7%)
Akzo Nobel NV (ADR)	399,406	12,261,764

Containers & Packaging (1.6%)
Avery Dennison Corp.	48,060	4,726,220
Bemis Co., Inc.	86,080	3,922,666
Crown Holdings, Inc.*	115,540	6,900,049
Graphic Packaging Holding Co.	318,750	4,446,563
Owens-Illinois, Inc.*	338,040	8,505,086

		28,500,584

Metals & Mining (0.6%)
Reliance Steel & Aluminum Co.	123,850	9,433,654

Total Materials		50,196,002

Real Estate (0.2%)
Equity Real Estate Investment Trusts (REITs) (0.2%)
Brixmor Property Group, Inc. (REIT)	199,460	3,749,848

Total Real Estate		3,749,848

Telecommunication Services (4.1%)
Diversified Telecommunication Services (2.3%)
Verizon Communications, Inc.	809,477	40,061,017

Wireless Telecommunication Services (1.8%)
Telephone & Data Systems, Inc.	1,028,795	28,693,092
United States Cellular Corp.*	75,765	2,682,081

		31,375,173

Total Telecommunication Services		71,436,190

Utilities (6.7%)
Electric Utilities (4.3%)
Exelon Corp.	1,287,540	48,501,632
FirstEnergy Corp.	670,010	20,656,408
PG&E Corp.	97,520	6,640,137

		75,798,177

Independent Power and Renewable Electricity Producers (2.4%)
AES Corp.	3,877,650	42,731,703

Total Utilities		118,529,880

Total Common Stocks (97.4%) (Cost $1,350,322,256)		1,709,581,979

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $1,000,133, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $1,020,545.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $300,026, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $306,000.(xx)	300,000	300,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $102,001.(xx)	100,000	100,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $400,040, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $408,001.(xx)	400,000	400,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $300,030, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $306,002.(xx)	300,000	300,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $917,831, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $936,105.(xx)	917,750	917,750

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $200,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $204,156.(xx)	$200,000	$200,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		4,317,750

Total Short-Term Investments (0.2%) (Cost $4,317,750)		4,317,750

Total Investments (97.6%) (Cost $1,354,640,006)		1,713,899,729
Other Assets Less Liabilities (2.4%)		41,531,949

Net Assets (100%)		$1,755,431,678

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $4,221,990. This was secured by cash collateral of $4,317,750 which was subsequently invested in joint repurchase agreements with a total value of $4,317,750, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$96,228,476	$—	$—	$96,228,476
Consumer Staples	145,991,255	—	—	145,991,255
Energy	184,409,892	—	—	184,409,892
Financials	448,080,533	—	—	448,080,533
Health Care	322,252,715	—	—	322,252,715
Industrials	66,361,064	—	—	66,361,064
Information Technology	202,346,124	—	—	202,346,124
Materials	50,196,002	—	—	50,196,002
Real Estate	3,749,848	—	—	3,749,848
Telecommunication Services	71,436,190	—	—	71,436,190
Utilities	118,529,880	—	—	118,529,880
Short-Term Investments
Repurchase Agreements	—	4,317,750	—	4,317,750

Total Assets	$1,709,581,979	$4,317,750	$—	$1,713,899,729

Total Liabilities	$—	$—	$—	$—

Total	$1,709,581,979	$4,317,750	$—	$1,713,899,729

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$413,960,467
Aggregate gross unrealized depreciation	(68,488,769)

Net unrealized appreciation	$345,471,698

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,368,428,031

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.3%)
Hotels, Restaurants & Leisure (6.3%)
Hilton Worldwide Holdings, Inc.	65,200	$4,528,140
Norwegian Cruise Line Holdings Ltd.*	115,800	6,258,990
Starbucks Corp.	123,080	6,610,627
Wynn Resorts Ltd.	21,400	3,186,888
Yum Brands, Inc.	53,700	3,952,857
Yum China Holdings, Inc.*	29,200	1,167,124

		25,704,626

Household Durables (2.2%)
Lennar Corp., Class A	42,800	2,259,840
Newell Brands, Inc.	29,581	1,262,221
Whirlpool Corp.	29,512	5,443,194

		8,965,255

Internet & Direct Marketing Retail (2.0%)
Amazon.com, Inc.*	4,407	4,236,669
Priceline Group, Inc. (The)*	2,050	3,753,181

		7,989,850

Media (4.2%)
Charter Communications, Inc., Class A*	29,613	10,761,956
Comcast Corp., Class A	124,200	4,779,216
Gannett Co., Inc.	156,460	1,408,140

		16,949,312

Multiline Retail (0.9%)
Dollar General Corp.	43,300	3,509,465

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	28,000	2,777,600

Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc., Class B	76,842	3,984,258

Total Consumer Discretionary		69,880,366

Consumer Staples (4.3%)
Food Products (1.5%)
Hormel Foods Corp.	76,500	2,458,710
Kraft Heinz Co. (The)	19,800	1,535,490
Mondelez International, Inc., Class A	47,790	1,943,141

		5,937,341

Household Products (1.2%)
Procter & Gamble Co. (The)	55,274	5,028,829

Tobacco (1.6%)
Philip Morris International, Inc.	56,800	6,305,368

Total Consumer Staples		17,271,538

Energy (7.6%)
Energy Equipment & Services (1.9%)
Ensco plc, Class A(x)	426,954	2,548,916
Halliburton Co.	59,775	2,751,443
Schlumberger Ltd.	33,775	2,356,144

		7,656,503

Oil, Gas & Consumable Fuels (5.7%)
Chevron Corp.	40,500	4,758,750
ConocoPhillips	32,400	1,621,620
Enbridge, Inc.	88,700	3,711,208
EOG Resources, Inc.	50,000	4,837,000
Kinder Morgan, Inc.	105,200	2,017,736
Noble Energy, Inc.	46,659	1,323,249
Occidental Petroleum Corp.	29,300	1,881,353
Williams Cos., Inc. (The)	98,700	2,961,987

		23,112,903

Total Energy		30,769,406

Financials (14.3%)
Banks (3.5%)
Huntington Bancshares, Inc.	416,600	5,815,736
JPMorgan Chase & Co.	52,264	4,991,735
Wells Fargo & Co.	61,108	3,370,106

		14,177,577

Capital Markets (6.1%)
Bank of New York Mellon Corp. (The)	102,400	5,429,248
CME Group, Inc.	27,274	3,700,536
Intercontinental Exchange, Inc.	60,300	4,142,610
Invesco Ltd.	60,500	2,119,920
Moody’s Corp.	24,700	3,438,487
Nasdaq, Inc.	26,600	2,063,362
State Street Corp.	41,300	3,945,802

		24,839,965

Insurance (4.7%)
Aon plc	56,258	8,219,294
Chubb Ltd.	37,231	5,307,279
Marsh & McLennan Cos., Inc.	63,768	5,344,396

		18,870,969

Total Financials		57,888,511

Health Care (11.4%)
Biotechnology (6.9%)
Agios Pharmaceuticals, Inc.(x)*	71,900	4,799,325
Incyte Corp.*	94,900	11,078,626
Juno Therapeutics, Inc.(x)*	81,800	3,669,548
Seattle Genetics, Inc.*	107,853	5,868,282
Ultragenyx Pharmaceutical, Inc.*	44,400	2,364,744

		27,780,525

Health Care Equipment & Supplies (1.0%)
Danaher Corp.	49,629	4,257,176

Health Care Providers & Services (1.1%)
Humana, Inc.	17,900	4,360,977

Health Care Technology (1.6%)
Cerner Corp.*	89,014	6,348,478

Pharmaceuticals (0.8%)
Eli Lilly & Co.	37,100	3,173,534

Total Health Care		45,920,690

Industrials (12.4%)
Aerospace & Defense (3.1%)
Hexcel Corp.	79,638	4,572,814
TransDigm Group, Inc.	31,800	8,129,670

		12,702,484

Air Freight & Logistics (1.1%)
CH Robinson Worldwide, Inc.(x)	57,500	4,375,750

Commercial Services & Supplies (1.5%)
Waste Connections, Inc.	86,686	6,064,553

Electrical Equipment (1.4%)
Eaton Corp. plc	72,889	5,597,146

Machinery (1.8%)
Deere & Co.	34,000	4,270,060
IDEX Corp.	24,509	2,977,108

		7,247,168

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (1.9%)
Equifax, Inc.‡	31,800	$3,370,482
Nielsen Holdings plc	100,916	4,182,968

		7,553,450

Road & Rail (1.6%)
CSX Corp.	80,400	4,362,504
Union Pacific Corp.	20,500	2,377,385

		6,739,889

Total Industrials		50,280,440

Information Technology (21.6%)
Electronic Equipment, Instruments & Components (1.1%)
Trimble, Inc.*	110,100	4,321,425

Internet Software & Services (2.6%)
Alphabet, Inc., Class A*	68	66,213
Alphabet, Inc., Class C*	6,879	6,597,718
GoDaddy, Inc., Class A*	49,300	2,145,043
VeriSign, Inc.(x)*	16,743	1,781,288

		10,590,262

IT Services (4.7%)
Accenture plc, Class A	35,146	4,747,170
Global Payments, Inc.	48,100	4,570,943
Jack Henry & Associates, Inc.	32,881	3,379,838
Visa, Inc., Class A	60,764	6,394,804

		19,092,755

Semiconductors & Semiconductor Equipment (8.9%)
Analog Devices, Inc.	31,200	2,688,504
ASML Holding NV (NYRS)	50,294	8,610,333
Broadcom Ltd.	72,688	17,629,747
ON Semiconductor Corp.*	381,302	7,042,648

		35,971,232

Software (1.6%)
Micro Focus International plc (ADR)*	63,658	2,030,690
Microsoft Corp.	61,200	4,558,788

		6,589,478

Technology Hardware, Storage & Peripherals (2.7%)
Apple, Inc.	44,328	6,831,831
Hewlett Packard Enterprise Co.	51,400	756,094
HP, Inc.	67,300	1,343,308
NetApp, Inc.	43,100	1,886,056

		10,817,289

Total Information Technology		87,382,441

Materials (2.7%)
Chemicals (2.7%)
Monsanto Co.	50,613	6,064,450
Potash Corp. of Saskatchewan, Inc.(x)	152,100	2,926,404
Praxair, Inc.	14,800	2,068,152

Total Materials		11,059,006

Real Estate (5.5%)
Equity Real Estate Investment Trusts (REITs) (5.5%)
American Tower Corp. (REIT)	72,895	9,963,288
Crown Castle International Corp. (REIT)	55,600	5,558,888
Digital Realty Trust, Inc. (REIT)	18,100	2,141,773
Iron Mountain, Inc. (REIT)	74,500	2,898,050
Outfront Media, Inc. (REIT)	63,800	1,606,484

Total Real Estate		22,168,483

Utilities (1.2%)
Independent Power and Renewable Electricity Producers (0.6%)
AES Corp.	215,400	2,373,708

Multi-Utilities (0.6%)
Sempra Energy	22,000	2,510,860

Total Utilities		4,884,568

Total Common Stocks (98.3%) (Cost $262,317,486)		397,505,449

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.9%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $1,000,133, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $1,020,545.(xx)	$1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $3,900,341, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $3,978,001.(xx)	3,900,000	3,900,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $400,042, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $408,004.(xx)	400,000	400,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $600,063, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $612,003.(xx)	600,000	600,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,200,120, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $1,224,006.(xx)	1,200,000	1,200,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,600,160, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $1,632,006.(xx)	$1,600,000	$1,600,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,330,569, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,357,060.(xx)	1,330,451	1,330,451
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $800,069, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $816,622.(xx)	800,000	800,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $1,000,208, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,020,778.(xx)	1,000,000	1,000,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $2,000,197, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $2,040,201.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $2,000,408, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $2,040,005.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		15,830,451

Total Short-Term Investments (3.9%) (Cost $15,830,451)		15,830,451

Total Investments (102.2%) (Cost $278,147,937)		413,335,900
Other Assets Less Liabilities (-2.2%)		(8,983,348)

Net Assets (100%)		$404,352,552

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $15,622,568. This was secured by cash collateral of $15,830,451 which was subsequently invested in joint repurchase agreements with a total value of $15,830,451, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreement.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$69,880,366	$—	$—	$69,880,366
Consumer Staples	17,271,538	—	—	17,271,538
Energy	30,769,406	—	—	30,769,406
Financials	57,888,511	—	—	57,888,511
Health Care	45,920,690	—	—	45,920,690
Industrials	50,280,440	—	—	50,280,440
Information Technology	87,382,441	—	—	87,382,441
Materials	11,059,006	—	—	11,059,006
Real Estate	22,168,483	—	—	22,168,483
Utilities	4,884,568	—	—	4,884,568
Short-Term Investments
Repurchase Agreements	—	15,830,451	—	15,830,451

Total Assets	$397,505,449	$15,830,451	$—	$413,335,900

Total Liabilities	$—	$—	$—	$—

Total	$397,505,449	$15,830,451	$—	$413,335,900

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,831,709
Aggregate gross unrealized depreciation	(9,459,167)

Net unrealized appreciation	$135,372,542

Federal income tax cost of investment securities and derivative instruments, if applicable	$277,963,358

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.1%)
Auto Components (0.4%)
Adient plc(x)	21,753	$1,827,034
BorgWarner, Inc.	46,560	2,385,269
Cooper Tire & Rubber Co.(x)	3,800	142,120
Dana, Inc.	31,900	891,924
Delphi Automotive plc	59,000	5,805,600
Dorman Products, Inc.*	4,300	307,966
Gentex Corp.	75,600	1,496,880
Gentherm, Inc.*	6,300	234,045
Goodyear Tire & Rubber Co. (The)	56,500	1,878,625
LCI Industries	5,500	637,175
Lear Corp.	17,200	2,976,976
Tenneco, Inc.	14,900	903,983
Visteon Corp.*	7,700	953,029

		20,440,626

Automobiles (0.6%)
Ford Motor Co.	850,836	10,184,507
General Motors Co.	289,000	11,669,820
Harley-Davidson, Inc.(x)	45,350	2,186,323
Tesla, Inc.(x)*	28,800	9,823,680
Thor Industries, Inc.	14,600	1,838,286

		35,702,616

Distributors (0.1%)
Core-Mark Holding Co., Inc.	7,100	228,194
Genuine Parts Co.	35,800	3,424,270
LKQ Corp.*	73,700	2,652,463
Pool Corp.	10,400	1,124,968

		7,429,895

Diversified Consumer Services (0.2%)
Adtalem Global Education, Inc.	13,800	494,730
Bright Horizons Family Solutions, Inc.*	9,500	818,995
Graham Holdings Co., Class B	1,000	585,100
Grand Canyon Education, Inc.*	12,900	1,171,578
H&R Block, Inc.	55,850	1,478,908
Houghton Mifflin Harcourt Co.*	19,200	231,360
Laureate Education, Inc., Class A*	4,000	58,200
Service Corp. International	42,000	1,449,000
ServiceMaster Global Holdings, Inc.*	31,800	1,486,014
Sotheby’s*	7,900	364,269

		8,138,154

Hotels, Restaurants & Leisure (2.1%)
Aramark	56,900	2,310,709
Bloomin’ Brands, Inc.	23,100	406,560
Boyd Gaming Corp.	11,900	309,995
Brinker International, Inc.(x)	1,390	44,286
Buffalo Wild Wings, Inc.*	6,100	644,770
Caesars Acquisition Co., Class A*	3,200	68,640
Carnival Corp.	94,160	6,079,911
Cheesecake Factory, Inc. (The)	12,800	539,136
Chipotle Mexican Grill, Inc.(x)*	6,600	2,031,678
Choice Hotels International, Inc.	7,400	472,860
Churchill Downs, Inc.	3,200	659,840
Cracker Barrel Old Country Store, Inc.(x)	5,800	879,396
Darden Restaurants, Inc.	26,850	2,115,243
Dave & Buster’s Entertainment, Inc.*	8,800	461,824
Domino’s Pizza, Inc.	10,600	2,104,630
Dunkin’ Brands Group, Inc.	21,300	1,130,604
Extended Stay America, Inc.	36,500	730,000
Hilton Grand Vacations, Inc.*	13,040	503,735
Hilton Worldwide Holdings, Inc.	42,133	2,926,137
Hyatt Hotels Corp., Class A*	9,300	574,647
ILG, Inc.	19,220	513,751
International Game Technology plc	25,400	623,570
Jack in the Box, Inc.	9,900	1,009,008
La Quinta Holdings, Inc.*	11,400	199,500
Las Vegas Sands Corp.	81,100	5,203,376
Marriott International, Inc., Class A	69,705	7,685,673
Marriott Vacations Worldwide Corp.	5,000	622,650
McDonald’s Corp.	180,721	28,315,366
MGM Resorts International	111,400	3,630,526
Norwegian Cruise Line Holdings Ltd.*	37,300	2,016,065
Papa John’s International, Inc.(x)	7,600	555,332
Planet Fitness, Inc., Class A	18,400	496,432
Red Rock Resorts, Inc., Class A	13,500	312,660
Royal Caribbean Cruises Ltd.	37,450	4,439,323
Scientific Games Corp., Class A*	10,100	463,085
Shake Shack, Inc., Class A(x)*	6,900	229,287
Six Flags Entertainment Corp.(x)	16,884	1,028,911
Sonic Corp.(x)	9,800	249,410
Starbucks Corp.	309,900	16,644,729
Texas Roadhouse, Inc.	18,200	894,348
Vail Resorts, Inc.	10,200	2,326,824
Wendy’s Co. (The)	47,800	742,334
Wyndham Worldwide Corp.	25,870	2,726,957
Wynn Resorts Ltd.	17,900	2,665,668
Yum Brands, Inc.	80,240	5,906,466
Yum China Holdings, Inc.*	77,640	3,103,271

		117,599,123

Household Durables (0.5%)
CalAtlantic Group, Inc.	20,779	761,135
DR Horton, Inc.	75,200	3,002,736
Garmin Ltd.	26,100	1,408,617
GoPro, Inc., Class A(x)*	1,600	17,616
Helen of Troy Ltd.*	6,000	581,400
iRobot Corp.(x)*	5,900	454,654
Leggett & Platt, Inc.	33,200	1,584,636
Lennar Corp., Class A	40,600	2,143,680
Meritage Homes Corp.(x)*	6,100	270,840
Mohawk Industries, Inc.*	14,800	3,663,148
Newell Brands, Inc.	109,190	4,659,137
NVR, Inc.*	800	2,284,000
PulteGroup, Inc.	60,800	1,661,664
Taylor Morrison Home Corp., Class A*	19,300	425,565
Tempur Sealy International, Inc.(x)*	17,200	1,109,744
Toll Brothers, Inc.	44,200	1,832,974
TopBuild Corp.*	7,211	469,941
TRI Pointe Group, Inc.*	34,400	475,064
Tupperware Brands Corp.	15,000	927,300
Whirlpool Corp.	17,420	3,212,945

		30,946,796

Internet & Direct Marketing Retail (2.3%)
Amazon.com, Inc.*	87,280	83,906,628
Expedia, Inc.	28,743	4,137,267
HSN, Inc.	2,600	101,530
Liberty Expedia Holdings, Inc., Class A*	14,457	767,811
Liberty Interactive Corp. QVC Group, Class A*	104,230	2,456,701
Liberty TripAdvisor Holdings, Inc., Class A*	17,402	214,915
Liberty Ventures*	21,686	1,248,029
Netflix, Inc.*	89,600	16,248,960
Priceline Group, Inc. (The)*	10,780	19,736,240
Shutterfly, Inc.*	5,500	266,640
TripAdvisor, Inc.(x)*	26,605	1,078,301
Wayfair, Inc., Class A*	7,000	471,800

		130,634,822

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.1%)
Brunswick Corp.	22,600	$1,264,922
Hasbro, Inc.	27,100	2,646,857
Mattel, Inc.(x)	79,800	1,235,304
Polaris Industries, Inc.(x)	16,100	1,684,543

		6,831,626

Media (2.7%)
AMC Entertainment Holdings, Inc., Class A(x)	19,400	285,180
AMC Networks, Inc., Class A*	14,712	860,211
Cable One, Inc.	900	649,908
CBS Corp. (Non-Voting), Class B	78,820	4,571,560
Charter Communications, Inc., Class A*	41,675	15,145,528
Cinemark Holdings, Inc.	31,500	1,140,615
Clear Channel Outdoor Holdings, Inc., Class A	58,300	271,095
Comcast Corp., Class A	1,029,348	39,609,311
Discovery Communications, Inc., Class A(x)*	37,900	806,891
Discovery Communications, Inc., Class C*	59,800	1,211,548
DISH Network Corp., Class A*	55,660	3,018,442
Gannett Co., Inc.	20,150	181,350
IMAX Corp.(x)*	8,400	190,260
Interpublic Group of Cos., Inc. (The)	98,800	2,054,052
John Wiley & Sons, Inc., Class A	17,000	909,500
Liberty Broadband Corp., Class A*	5,700	536,826
Liberty Broadband Corp., Class C*	24,248	2,310,834
Liberty Media Corp.-Liberty Formula One, Class A(x)*	8,974	327,461
Liberty Media Corp.-Liberty Formula One, Class C*	40,748	1,552,091
Liberty Media Corp.-Liberty SiriusXM, Class A*	24,697	1,034,804
Liberty Media Corp.-Liberty SiriusXM, Class C*	39,194	1,641,053
Lions Gate Entertainment Corp., Class A*	11,400	381,330
Lions Gate Entertainment Corp., Class B*	25,915	823,838
Live Nation Entertainment, Inc.*	33,200	1,445,860
Madison Square Garden Co. (The), Class A*	5,929	1,269,399
Meredith Corp.(x)	9,100	505,050
MSG Networks, Inc., Class A*	10,887	230,804
New York Times Co. (The), Class A	19,800	388,080
News Corp., Class A	93,361	1,237,967
News Corp., Class B	20,300	277,095
Nexstar Media Group, Inc., Class A	9,772	608,796
Omnicom Group, Inc.	54,900	4,066,443
Regal Entertainment Group, Class A(x)	24,900	398,400
Scripps Networks Interactive, Inc., Class A	19,000	1,631,910
Sinclair Broadcast Group, Inc., Class A(x)	16,300	522,415
Sirius XM Holdings, Inc.(x)	325,900	1,798,968
TEGNA, Inc.	56,100	747,813
Time Warner, Inc.	171,726	17,593,329
Time, Inc.	4,800	64,800
Tribune Media Co., Class A	19,600	800,856
Twenty-First Century Fox, Inc., Class A	230,726	6,086,552
Twenty-First Century Fox, Inc., Class B	97,000	2,501,630
Viacom, Inc., Class B	84,360	2,348,582
Walt Disney Co. (The)	342,068	33,717,643

		157,756,080

Multiline Retail (0.4%)
Big Lots, Inc.(x)	15,500	830,335
Dillard’s, Inc., Class A(x)	5,000	280,350
Dollar General Corp.	60,900	4,935,945
Dollar Tree, Inc.*	55,523	4,820,507
Kohl’s Corp.(x)	44,910	2,050,141
Macy’s, Inc.	74,400	1,623,408
Nordstrom, Inc.(x)	33,690	1,588,483
Ollie’s Bargain Outlet Holdings, Inc.*	7,400	343,360
Target Corp.	124,160	7,326,682

		23,799,211

Specialty Retail (2.1%)
Aaron’s, Inc.	14,600	636,998
Advance Auto Parts, Inc.	17,850	1,770,720
American Eagle Outfitters, Inc.	35,200	503,360
Ascena Retail Group, Inc.(x)*	40,768	99,882
AutoNation, Inc.(x)*	18,900	896,994
AutoZone, Inc.*	6,090	3,624,220
Bed Bath & Beyond, Inc.	36,650	860,175
Best Buy Co., Inc.	62,010	3,532,090
Burlington Stores, Inc.*	18,400	1,756,464
Camping World Holdings, Inc., Class A(x)	9,100	370,734
CarMax, Inc.*	44,050	3,339,430
Carvana Co.(x)*	13,800	202,584
Dick’s Sporting Goods, Inc.	22,400	605,024
Five Below, Inc.*	14,100	773,808
Floor & Decor Holdings, Inc., Class A*	17,000	661,810
Foot Locker, Inc.	33,700	1,186,914
GameStop Corp., Class A(x)	33,700	696,242
Gap, Inc. (The)	51,790	1,529,359
Genesco, Inc.*	4,600	122,360
Group 1 Automotive, Inc.(x)	3,900	282,594
Home Depot, Inc. (The)	262,660	42,960,670
L Brands, Inc.	58,690	2,442,091
Lithia Motors, Inc., Class A	5,700	685,767
Lowe’s Cos., Inc.	189,940	15,183,804
Michaels Cos., Inc. (The)*	25,300	543,191
Monro, Inc.(x)	5,300	297,065
Murphy USA, Inc.*	8,655	597,195
Office Depot, Inc.	132,429	601,228
O’Reilly Automotive, Inc.*	19,750	4,253,557
Penske Automotive Group, Inc.	9,500	451,915
Ross Stores, Inc.	84,220	5,438,085
Sally Beauty Holdings, Inc.*	34,500	675,510
Signet Jewelers Ltd.(x)	15,880	1,056,814
Tiffany & Co.	25,500	2,340,390
TJX Cos., Inc. (The)	141,600	10,440,168
Tractor Supply Co.	34,300	2,170,847
Ulta Beauty, Inc.*	13,700	3,097,022
Urban Outfitters, Inc.(x)*	20,450	488,755
Williams-Sonoma, Inc.(x)	26,900	1,341,234

		118,517,070

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	10,480	1,034,900
Coach, Inc.	65,220	2,627,062
Columbia Sportswear Co.	4,800	295,584
Deckers Outdoor Corp.*	7,200	492,552
Fossil Group, Inc.(x)*	9,900	92,367
Hanesbrands, Inc.(x)	80,200	1,976,128
Lululemon Athletica, Inc.*	27,100	1,686,975
Michael Kors Holdings Ltd.*	31,300	1,497,705
NIKE, Inc., Class B	292,620	15,172,347

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
PVH Corp.	17,081	$2,153,231
Ralph Lauren Corp.	15,370	1,357,017
Skechers U.S.A., Inc., Class A(x)*	30,600	767,754
Steven Madden Ltd.*	9,202	398,447
Under Armour, Inc., Class A(x)*	44,900	739,952
Under Armour, Inc., Class C(x)*	45,218	679,174
VF Corp.	73,300	4,659,681
Wolverine World Wide, Inc.	27,700	799,145

		36,430,021

Total Consumer Discretionary		694,226,040

Consumer Staples (7.2%)
Beverages (1.6%)
Brown-Forman Corp., Class A	13,400	746,246
Brown-Forman Corp., Class B	38,500	2,090,550
Coca-Cola Co. (The)	839,740	37,796,697
Constellation Brands, Inc., Class A	35,800	7,140,310
Dr Pepper Snapple Group, Inc.	41,510	3,672,390
Molson Coors Brewing Co., Class B	40,350	3,294,174
Monster Beverage Corp.*	97,200	5,370,300
PepsiCo, Inc.	312,190	34,787,332

		94,897,999

Food & Staples Retailing (1.6%)
Casey’s General Stores, Inc.(x)	9,800	1,072,610
Costco Wholesale Corp.	95,350	15,665,051
CVS Health Corp.	225,410	18,330,341
Kroger Co. (The)	201,320	4,038,479
Performance Food Group Co.*	18,500	522,625
PriceSmart, Inc.	1,100	98,175
Rite Aid Corp.(x)*	254,100	498,036
Sprouts Farmers Market, Inc.*	37,300	700,121
Sysco Corp.	108,950	5,877,853
United Natural Foods, Inc.*	11,000	457,490
US Foods Holding Corp.*	29,600	790,320
Walgreens Boots Alliance, Inc.	207,180	15,998,440
Wal-Mart Stores, Inc.	322,720	25,217,341

		89,266,882

Food Products (1.3%)
Archer-Daniels-Midland Co.	126,760	5,388,568
B&G Foods, Inc.(x)	2,900	92,365
Blue Buffalo Pet Products, Inc.(x)*	20,500	581,175
Bunge Ltd.	34,980	2,429,711
Campbell Soup Co.	41,300	1,933,666
Conagra Brands, Inc.	89,650	3,024,791
Darling Ingredients, Inc.*	28,800	504,576
Flowers Foods, Inc.	47,400	891,594
General Mills, Inc.	127,500	6,599,400
Hain Celestial Group, Inc. (The)*	25,800	1,061,670
Hershey Co. (The)	31,150	3,400,645
Hormel Foods Corp.	64,600	2,076,244
Ingredion, Inc.	17,300	2,087,072
J&J Snack Foods Corp.	1,300	170,690
JM Smucker Co. (The)	25,927	2,720,520
Kellogg Co.	60,200	3,754,674
Kraft Heinz Co. (The)	136,036	10,549,592
Lamb Weston Holdings, Inc.	34,350	1,610,671
Lancaster Colony Corp.	4,500	540,540
McCormick & Co., Inc. (Non-Voting)	25,650	2,632,716
Mondelez International, Inc., Class A	324,710	13,202,709
Pinnacle Foods, Inc.	28,400	1,623,628
Post Holdings, Inc.*	14,800	1,306,396
Sanderson Farms, Inc.	4,400	710,688
Snyder’s-Lance, Inc.	18,800	717,032
TreeHouse Foods, Inc.(x)*	13,300	900,809
Tyson Foods, Inc., Class A	61,600	4,339,720

		74,851,862

Household Products (1.4%)
Church & Dwight Co., Inc.	60,200	2,916,690
Clorox Co. (The)	30,150	3,977,086
Colgate-Palmolive Co.	190,620	13,886,667
Energizer Holdings, Inc.	16,450	757,523
Kimberly-Clark Corp.	77,800	9,155,504
Procter & Gamble Co. (The)	559,645	50,916,502
Spectrum Brands Holdings, Inc.(x)	6,200	656,704

		82,266,676

Personal Products (0.2%)
Coty, Inc., Class A	107,071	1,769,884
Edgewell Personal Care Co.*	16,450	1,197,066
Estee Lauder Cos., Inc. (The), Class A	50,800	5,478,272
Herbalife Ltd.*	17,200	1,166,676
Nu Skin Enterprises, Inc., Class A	15,500	952,940

		10,564,838

Tobacco (1.1%)
Altria Group, Inc.	427,990	27,143,126
Philip Morris International, Inc.	339,230	37,657,922
Vector Group Ltd.(x)	8,336	170,637

		64,971,685

Total Consumer Staples		416,819,942

Energy (5.7%)
Energy Equipment & Services (0.8%)
Archrock, Inc.	16,900	212,095
Atwood Oceanics, Inc.(x)*	16,000	150,240
Baker Hughes a GE Co.	94,084	3,445,356
Bristow Group, Inc.(x)	7,100	66,385
C&J Energy Services, Inc.(x)*	12,400	371,628
Diamond Offshore Drilling, Inc.(x)*	29,000	420,500
Dril-Quip, Inc.*	9,600	423,840
Ensco plc, Class A(x)	57,000	340,290
Era Group, Inc.*	500	5,595
Exterran Corp.*	10,350	327,164
Fairmount Santrol Holdings, Inc.(x)*	112,700	538,706
Forum Energy Technologies, Inc.*	14,100	224,190
Frank’s International NV(x)	30,100	232,372
Halliburton Co.	194,130	8,935,804
Helmerich & Payne, Inc.(x)	22,200	1,156,842
Keane Group, Inc.(x)*	9,000	150,120
McDermott International, Inc.*	33,000	239,910
Nabors Industries Ltd.	60,500	488,235
National Oilwell Varco, Inc.	85,380	3,050,627
NCS Multistage Holdings, Inc.(x)*	1,000	24,080
Noble Corp. plc(x)*	115,300	530,380
Oceaneering International, Inc.	24,600	646,242
Oil States International, Inc.*	14,600	370,110
Patterson-UTI Energy, Inc.	45,900	961,146
ProPetro Holding Corp.(x)*	9,300	133,455
Rowan Cos. plc, Class A*	28,800	370,080
RPC, Inc.(x)	17,100	423,909
Schlumberger Ltd.	303,855	21,196,925
SEACOR Holdings, Inc.*	500	23,055
SEACOR Marine Holdings, Inc.*	8	125
Select Energy Services, Inc., Class A*	1,200	19,104
Superior Energy Services, Inc.*	48,500	517,980
Transocean Ltd.(x)*	81,000	871,560
Unit Corp.*	7,000	144,060
US Silica Holdings, Inc.	14,900	462,943
Weatherford International plc(x)*	188,500	863,330

		48,338,383

Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	129,880	6,344,638
Andeavor	37,901	3,909,488

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Antero Resources Corp.*	51,000	$1,014,900
Apache Corp.	91,780	4,203,524
Arch Coal, Inc., Class A(x)	4,600	330,004
Cabot Oil & Gas Corp.	108,700	2,907,725
California Resources Corp.(x)*	9,724	101,713
Callon Petroleum Co.*	29,100	327,084
Carrizo Oil & Gas, Inc.(x)*	35,500	608,115
Centennial Resource Development, Inc., Class A(x)*	15,100	271,347
Cheniere Energy, Inc.*	46,900	2,112,376
Chesapeake Energy Corp.(x)*	199,910	859,613
Chevron Corp.	413,100	48,539,250
Cimarex Energy Co.	24,260	2,757,634
Concho Resources, Inc.*	32,700	4,307,244
ConocoPhillips	274,176	13,722,509
CONSOL Energy, Inc.*	54,000	914,760
Continental Resources, Inc.(x)*	20,200	779,922
CVR Energy, Inc.(x)	5,600	145,040
Delek US Energy, Inc.	12,524	334,767
Devon Energy Corp.	122,830	4,509,089
Diamondback Energy, Inc.*	21,700	2,125,732
Energen Corp.*	20,400	1,115,472
EOG Resources, Inc.	125,900	12,179,566
EP Energy Corp., Class A(x)*	42,800	139,528
EQT Corp.	40,400	2,635,696
Extraction Oil & Gas, Inc.(x)*	19,387	298,366
Exxon Mobil Corp.#	931,565	76,369,699
Frontline Ltd.(x)	5,800	35,032
GasLog Ltd.(x)	4,500	78,525
Golar LNG Ltd.(x)	21,900	495,159
Green Plains, Inc.	8,500	171,275
Gulfport Energy Corp.*	29,500	423,030
Hess Corp.	66,220	3,105,056
HollyFrontier Corp.	37,332	1,342,832
Jagged Peak Energy, Inc.(x)*	7,800	106,548
Kinder Morgan, Inc.	429,871	8,244,926
Kosmos Energy Ltd.(x)*	41,000	326,360
Laredo Petroleum, Inc.(x)*	30,700	396,951
Marathon Oil Corp.	198,290	2,688,812
Marathon Petroleum Corp.	113,390	6,358,911
Matador Resources Co.(x)*	18,100	491,415
Murphy Oil Corp.(x)	37,020	983,251
Newfield Exploration Co.*	46,550	1,381,138
Noble Energy, Inc.	110,554	3,135,311
Oasis Petroleum, Inc.*	42,800	390,336
Occidental Petroleum Corp.	166,860	10,714,081
ONEOK, Inc.	83,513	4,627,455
Par Pacific Holdings, Inc.*	500	10,400
Parsley Energy, Inc., Class A*	49,800	1,311,732
PBF Energy, Inc., Class A(x)	22,900	632,269
PDC Energy, Inc.*	9,900	485,397
Phillips 66	96,488	8,839,266
Pioneer Natural Resources Co.	37,250	5,495,865
QEP Resources, Inc.*	53,400	457,638
Range Resources Corp.(x)	49,600	970,672
Rice Energy, Inc.*	37,100	1,073,674
RSP Permian, Inc.*	22,500	778,275
Scorpio Tankers, Inc.	67,700	232,211
SemGroup Corp., Class A(x)	24,300	698,625
Ship Finance International Ltd.(x)	24,000	348,000
SM Energy Co.(x)	15,700	278,518
Southwestern Energy Co.*	114,550	699,900
SRC Energy, Inc.(x)*	26,300	254,321
Targa Resources Corp.	46,300	2,189,990
Teekay Corp.	10,600	94,658
Tellurian, Inc.(x)*	9,200	98,256
Ultra Petroleum Corp.(x)*	24,400	211,548
Valero Energy Corp.	98,930	7,610,685
Whiting Petroleum Corp.*	46,200	252,252
WildHorse Resource Development Corp.(x)*	6,200	82,584
Williams Cos., Inc. (The)	183,000	5,491,830
World Fuel Services Corp.	17,900	606,989
WPX Energy, Inc.*	86,833	998,580

		279,565,340

Total Energy		327,903,723

Financials (14.9%)
Banks (6.4%)
1st Source Corp.	700	35,560
Ameris Bancorp	1,700	81,600
Associated Banc-Corp.	40,500	982,125
Banc of California, Inc.(x)	8,700	180,525
BancFirst Corp.	600	34,050
BancorpSouth, Inc.	31,550	1,011,177
Bank of America Corp.	2,154,592	54,597,361
Bank of Hawaii Corp.	12,700	1,058,672
Bank of NT Butterfield & Son Ltd. (The)	8,600	315,104
Bank of the Ozarks, Inc.(x)	25,100	1,206,055
BankUnited, Inc.	26,500	942,605
Banner Corp.	5,900	361,552
BB&T Corp.	176,979	8,307,394
Berkshire Hills Bancorp, Inc.	3,100	120,125
BOK Financial Corp.(x)	6,050	538,934
Boston Private Financial Holdings, Inc.	3,500	57,925
Brookline Bancorp, Inc.	29,000	449,500
Cadence BanCorp*	900	20,628
Capital Bank Financial Corp., Class A(x)	3,800	155,990
Cathay General Bancorp	21,630	869,526
CenterState Bank Corp.	3,100	83,080
Central Pacific Financial Corp.	1,800	57,924
Chemical Financial Corp.	15,214	795,084
CIT Group, Inc.	29,500	1,446,975
Citigroup, Inc.	595,784	43,337,328
Citizens Financial Group, Inc.	111,600	4,226,292
City Holding Co.	8,430	606,201
Columbia Banking System, Inc.	14,000	589,540
Comerica, Inc.	43,300	3,302,058
Commerce Bancshares, Inc.	25,282	1,460,541
Community Bank System, Inc.	8,900	491,725
Cullen/Frost Bankers, Inc.(x)	12,200	1,158,024
CVB Financial Corp.	25,800	623,586
Eagle Bancorp, Inc.*	4,700	315,135
East West Bancorp, Inc.	31,600	1,889,048
Enterprise Financial Services Corp.	1,500	63,525
FCB Financial Holdings, Inc., Class A*	7,800	376,740
Fifth Third Bancorp	177,050	4,953,859
First Bancorp*	13,100	67,072
First Busey Corp.	6,133	192,331
First Citizens BancShares, Inc., Class A	2,200	822,558
First Commonwealth Financial Corp.	12,200	172,386
First Financial Bancorp	2,200	57,530
First Financial Bankshares, Inc.(x)	18,800	849,760
First Financial Corp.	9,800	466,480
First Hawaiian, Inc.	11,800	357,422
First Horizon National Corp.	68,162	1,305,302
First Interstate BancSystem, Inc., Class A	9,500	363,375
First Merchants Corp.	2,000	85,860
First Midwest Bancorp, Inc.	22,400	524,608
First Republic Bank	34,500	3,603,870
FNB Corp.	68,356	959,035
Fulton Financial Corp.	42,300	793,125

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Glacier Bancorp, Inc.	20,100	$758,976
Great Western Bancorp, Inc.	13,800	569,664
Hancock Holding Co.	24,124	1,168,808
Hanmi Financial Corp.	1,500	46,425
Heartland Financial USA, Inc.	1,000	49,400
Hilltop Holdings, Inc.	18,400	478,400
Home BancShares, Inc.(x)	21,800	549,796
Hope Bancorp, Inc.	29,283	518,602
Huntington Bancshares, Inc.	250,591	3,498,250
IBERIABANK Corp.	11,200	920,080
Independent Bank Corp.(x)	2,400	179,160
Independent Bank Group, Inc.	1,000	60,300
International Bancshares Corp.	16,300	653,630
Investors Bancorp, Inc.	56,965	777,003
JPMorgan Chase & Co.	777,025	74,213,658
KeyCorp	252,202	4,746,442
Lakeland Bancorp, Inc.	1,700	34,680
Lakeland Financial Corp.	800	38,976
LegacyTexas Financial Group, Inc.(x)	8,300	331,336
M&T Bank Corp.	34,457	5,548,955
MB Financial, Inc.	13,100	589,762
NBT Bancorp, Inc.	13,900	510,408
Old National Bancorp	23,600	431,880
Pacific Premier Bancorp, Inc.*	2,200	83,050
PacWest Bancorp	26,596	1,343,364
Park National Corp.	300	32,397
People’s United Financial, Inc.	74,200	1,345,988
Pinnacle Financial Partners, Inc.	16,056	1,074,949
PNC Financial Services Group, Inc. (The)	107,118	14,436,293
Popular, Inc.	24,050	864,357
Prosperity Bancshares, Inc.	15,900	1,045,107
Regions Financial Corp.	265,900	4,049,657
Renasant Corp.	1,700	72,930
S&T Bancorp, Inc.	11,700	463,086
Sandy Spring Bancorp, Inc.	1,400	58,016
Seacoast Banking Corp. of Florida*	3,300	78,837
ServisFirst Bancshares, Inc.	6,700	260,295
Signature Bank*	12,100	1,549,284
Simmons First National Corp., Class A	5,200	301,080
South State Corp.	5,900	531,295
State Bank Financial Corp.	1,300	37,245
Sterling Bancorp	28,800	709,920
SunTrust Banks, Inc.	106,450	6,362,517
SVB Financial Group*	13,400	2,507,006
Synovus Financial Corp.	29,000	1,335,740
TCF Financial Corp.	56,950	970,428
Texas Capital Bancshares, Inc.*	12,000	1,029,600
Tompkins Financial Corp.	6,739	580,497
Towne Bank	16,379	548,697
Trustmark Corp.	11,650	385,848
UMB Financial Corp.	10,600	789,594
Umpqua Holdings Corp.	44,690	871,902
Union Bankshares Corp.	2,200	77,660
United Bankshares, Inc.	20,400	757,860
United Community Banks, Inc.	12,500	356,750
US Bancorp	350,490	18,782,759
Valley National Bancorp	71,829	865,539
Webster Financial Corp.	25,700	1,350,535
Wells Fargo & Co.	981,719	54,141,803
WesBanco, Inc.	13,000	533,260
Westamerica Bancorporation(x)	4,500	267,930
Western Alliance Bancorp*	20,800	1,104,064
Wintrust Financial Corp.	11,500	900,565
Zions Bancorp	49,600	2,340,128

		369,596,210

Capital Markets (2.9%)
Affiliated Managers Group, Inc.	13,740	2,608,264
Ameriprise Financial, Inc.	32,960	4,894,890
Artisan Partners Asset Management, Inc., Class A	9,100	296,660
Associated Capital Group, Inc., Class A	6,900	246,330
Bank of New York Mellon Corp. (The)	223,150	11,831,413
BGC Partners, Inc., Class A	50,700	733,629
BlackRock, Inc.	28,110	12,567,700
CBOE Holdings, Inc.	22,800	2,453,964
Charles Schwab Corp. (The)	268,134	11,728,181
CME Group, Inc.	74,365	10,089,843
Cohen & Steers, Inc.	10,700	422,543
Donnelley Financial Solutions, Inc.*	4,441	95,748
E*TRADE Financial Corp.*	68,710	2,996,443
Eaton Vance Corp.	24,640	1,216,477
Evercore, Inc., Class A	8,900	714,225
FactSet Research Systems, Inc.	10,000	1,801,100
Federated Investors, Inc., Class B(x)	23,300	692,010
Financial Engines, Inc.	13,900	483,025
Franklin Resources, Inc.	83,090	3,698,336
GAMCO Investors, Inc., Class A	6,600	196,416
Goldman Sachs Group, Inc. (The)	81,300	19,283,547
Hamilton Lane, Inc., Class A(x)	1,700	45,645
Houlihan Lokey, Inc.	3,700	144,781
Interactive Brokers Group, Inc., Class A	14,040	632,362
Intercontinental Exchange, Inc.	128,390	8,820,393
Invesco Ltd.	96,600	3,384,864
Lazard Ltd., Class A	34,700	1,569,134
Legg Mason, Inc.	19,050	748,855
LPL Financial Holdings, Inc.	22,800	1,175,796
MarketAxess Holdings, Inc.	8,260	1,524,053
Moelis & Co., Class A	11,200	482,160
Moody’s Corp.	36,250	5,046,362
Morgan Stanley	292,273	14,078,790
Morningstar, Inc.	3,200	271,968
MSCI, Inc.	21,334	2,493,945
Nasdaq, Inc.	29,600	2,296,072
Northern Trust Corp.	48,650	4,472,395
OM Asset Management plc	23,000	343,160
Piper Jaffray Cos.	4,700	278,945
Raymond James Financial, Inc.	29,600	2,496,168
S&P Global, Inc.	57,030	8,914,359
SEI Investments Co.	33,650	2,054,669
State Street Corp.	82,850	7,915,489
Stifel Financial Corp.	15,339	820,023
T. Rowe Price Group, Inc.	51,680	4,684,792
TD Ameritrade Holding Corp.	56,836	2,773,597
Virtu Financial, Inc., Class A(x)	17,000	275,400
Waddell & Reed Financial, Inc., Class A(x)	23,920	480,074
WisdomTree Investments, Inc.(x)	27,400	278,932

		167,553,927

Consumer Finance (0.8%)
Ally Financial, Inc.	117,200	2,843,272
American Express Co.	164,356	14,867,644
Capital One Financial Corp.	109,670	9,284,662
Credit Acceptance Corp.(x)*	1,900	532,323
Discover Financial Services	87,170	5,620,722
Encore Capital Group, Inc.(x)*	2,500	110,750
FirstCash, Inc.	10,972	692,882
Green Dot Corp., Class A*	5,400	267,732
LendingClub Corp.*	79,800	485,982

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Navient Corp.	80,584	$1,210,372
Nelnet, Inc., Class A	5,800	292,900
OneMain Holdings, Inc.*	11,300	318,547
PRA Group, Inc.(x)*	13,600	389,640
Santander Consumer USA Holdings, Inc.*	21,800	335,066
SLM Corp.*	117,584	1,348,688
Synchrony Financial	179,800	5,582,790

		44,183,972

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	422,685	77,486,614
FNFV Group*	18,860	323,449
Leucadia National Corp.	73,888	1,865,672
Voya Financial, Inc.	42,500	1,695,325

		81,371,060

Insurance (3.0%)
Aflac, Inc.	85,950	6,995,470
Alleghany Corp.*	3,854	2,135,155
Allstate Corp. (The)	80,240	7,374,858
American Equity Investment Life Holding Co.	17,400	505,992
American Financial Group, Inc.	16,830	1,741,064
American International Group, Inc.	196,736	12,077,623
American National Insurance Co.	4,000	472,320
AMERISAFE, Inc.	3,100	180,420
AmTrust Financial Services, Inc.(x)	18,600	250,356
Aon plc	57,578	8,412,146
Arch Capital Group Ltd.*	29,800	2,935,300
Argo Group International Holdings Ltd.	4,500	276,750
Arthur J Gallagher & Co.	39,500	2,431,225
Aspen Insurance Holdings Ltd.	18,170	734,068
Assurant, Inc.	12,900	1,232,208
Assured Guaranty Ltd.	33,400	1,260,850
Athene Holding Ltd., Class A*	23,454	1,262,763
Axis Capital Holdings Ltd.	25,170	1,442,493
Brighthouse Financial, Inc.*	18,832	1,144,986
Brown & Brown, Inc.	25,600	1,233,664
Chubb Ltd.	102,544	14,617,647
Cincinnati Financial Corp.	34,320	2,627,882
CNA Financial Corp.	9,600	482,400
CNO Financial Group, Inc.	37,400	872,916
Employers Holdings, Inc.	1,100	49,995
Enstar Group Ltd.*	2,700	600,345
Erie Indemnity Co., Class A	5,900	711,363
Everest Re Group Ltd.	9,800	2,238,222
FBL Financial Group, Inc., Class A	1,600	119,200
Fidelity & Guaranty Life(x)	13,800	428,490
First American Financial Corp.	26,400	1,319,208
FNF Group	65,689	3,117,600
Genworth Financial, Inc., Class A*	116,400	448,140
Hanover Insurance Group, Inc. (The)	10,690	1,036,182
Hartford Financial Services Group, Inc. (The)	82,510	4,573,529
Horace Mann Educators Corp.	6,200	243,970
Infinity Property & Casualty Corp.	500	47,100
James River Group Holdings Ltd.	3,000	124,440
Kemper Corp.	12,000	636,000
Lincoln National Corp.	53,650	3,942,202
Loews Corp.	64,792	3,100,945
Maiden Holdings Ltd.	6,400	50,880
Markel Corp.*	2,960	3,161,221
Marsh & McLennan Cos., Inc.	113,750	9,533,388
MBIA, Inc.(x)*	38,100	331,470
Mercury General Corp.	4,800	272,112
MetLife, Inc.	197,560	10,263,242
National General Holdings Corp.	12,700	242,697
National Western Life Group, Inc., Class A	200	69,800
Navigators Group, Inc. (The)	700	40,845
Old Republic International Corp.	71,894	1,415,593
Primerica, Inc.	14,700	1,198,785
Principal Financial Group, Inc.	62,900	4,046,986
ProAssurance Corp.	11,800	644,870
Progressive Corp. (The)	128,200	6,207,444
Prudential Financial, Inc.	93,731	9,965,480
Reinsurance Group of America, Inc.	15,510	2,164,110
RenaissanceRe Holdings Ltd.	9,760	1,318,966
RLI Corp.	8,880	509,357
Safety Insurance Group, Inc.	500	38,150
Selective Insurance Group, Inc.	13,700	737,745
State Auto Financial Corp.	400	10,492
Stewart Information Services Corp.	900	33,984
Third Point Reinsurance Ltd.*	15,800	246,480
Torchmark Corp.	26,705	2,138,803
Travelers Cos., Inc. (The)	61,770	7,568,060
United Fire Group, Inc.	700	32,074
Unum Group	50,300	2,571,839
Validus Holdings Ltd.	17,158	844,345
White Mountains Insurance Group Ltd.	1,100	942,700
Willis Towers Watson plc	28,000	4,318,440
WR Berkley Corp.	27,100	1,808,654
XL Group Ltd.	59,870	2,361,872

		170,528,371

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	73,700	1,597,816
Annaly Capital Management, Inc. (REIT)	227,853	2,777,528
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	23,400	423,774
ARMOUR Residential REIT, Inc. (REIT)(x)	4,100	110,290
Capstead Mortgage Corp. (REIT)	13,500	130,275
Chimera Investment Corp. (REIT)	44,040	833,237
CYS Investments, Inc. (REIT)	35,300	304,992
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	3,600	87,732
Invesco Mortgage Capital, Inc. (REIT)	24,500	419,685
KKR Real Estate Finance Trust, Inc. (REIT)(x)	1,100	23,144
Ladder Capital Corp. (REIT)	28,200	388,596
MFA Financial, Inc. (REIT)	120,050	1,051,638
MTGE Investment Corp. (REIT)	3,400	65,960
New Residential Investment Corp. (REIT)	66,550	1,113,381
PennyMac Mortgage Investment Trust (REIT)	15,600	271,284
Redwood Trust, Inc. (REIT)	13,600	221,544
Starwood Property Trust, Inc. (REIT)	57,200	1,242,384
Two Harbors Investment Corp. (REIT)	86,200	868,896

		11,932,156

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	20,500	440,750
Bank Mutual Corp.	29,400	298,410
Beneficial Bancorp, Inc.	31,416	521,506
BofI Holding, Inc.(x)*	14,800	421,356
Capitol Federal Financial, Inc.	29,886	439,324
Dime Community Bancshares, Inc.	24,800	533,200
Essent Group Ltd.*	12,000	486,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Flagstar Bancorp, Inc.*	1,800	$63,864
Kearny Financial Corp.	35,632	546,951
LendingTree, Inc.(x)*	2,500	611,125
MGIC Investment Corp.*	75,800	949,774
Nationstar Mortgage Holdings, Inc.*	20,600	382,542
New York Community Bancorp, Inc.	108,550	1,399,210
Northwest Bancshares, Inc.	16,800	290,136
Provident Financial Services, Inc.	5,500	146,685
Radian Group, Inc.	50,400	941,976
TFS Financial Corp.	14,200	229,046
TrustCo Bank Corp.	12,900	114,810
Walker & Dunlop, Inc.*	1,900	99,427
Washington Federal, Inc.	23,100	777,315
WSFS Financial Corp.	1,000	48,750

		9,742,157

Total Financials		854,907,853

Health Care (13.8%)
Biotechnology (3.3%)
AbbVie, Inc.	352,704	31,341,277
ACADIA Pharmaceuticals, Inc.(x)*	22,600	851,342
Acceleron Pharma, Inc.*	7,600	283,632
Achaogen, Inc.(x)*	10,800	172,260
Achillion Pharmaceuticals, Inc.*	49,600	222,704
Acorda Therapeutics, Inc.*	11,900	281,435
Agenus, Inc.(x)*	13,500	59,535
Agios Pharmaceuticals, Inc.(x)*	8,400	560,700
Aimmune Therapeutics, Inc.(x)*	3,400	84,286
Alder Biopharmaceuticals, Inc.*	16,600	203,350
Alexion Pharmaceuticals, Inc.*	48,453	6,797,471
Alkermes plc*	37,600	1,911,584
Alnylam Pharmaceuticals, Inc.(x)*	17,900	2,103,071
AMAG Pharmaceuticals, Inc.*	16,000	295,200
Amgen, Inc.	162,939	30,379,977
Amicus Therapeutics, Inc.(x)*	28,800	434,304
Array BioPharma, Inc.*	36,700	451,410
Avexis, Inc.(x)*	5,900	570,707
Axovant Sciences Ltd.(x)*	12,100	83,248
Biogen, Inc.*	46,960	14,704,115
Biohaven Pharmaceutical Holding Co. Ltd.*	2,600	97,188
BioMarin Pharmaceutical, Inc.*	39,500	3,676,265
Bioverativ, Inc.*	24,880	1,419,902
Bluebird Bio, Inc.*	9,900	1,359,765
Blueprint Medicines Corp.*	5,500	383,185
Celgene Corp.*	169,238	24,678,285
Celldex Therapeutics, Inc.(x)*	8,700	24,882
Clovis Oncology, Inc.*	6,700	552,080
Eagle Pharmaceuticals, Inc.(x)*	3,500	208,740
Emergent BioSolutions, Inc.*	9,100	368,095
Esperion Therapeutics, Inc.(x)*	3,400	170,408
Exact Sciences Corp.*	23,800	1,121,456
Exelixis, Inc.*	63,800	1,545,874
FibroGen, Inc.*	14,700	790,860
Five Prime Therapeutics, Inc.*	9,200	376,372
Foundation Medicine, Inc.(x)*	400	16,080
Genomic Health, Inc.*	9,100	292,019
Gilead Sciences, Inc.	287,991	23,333,031
Global Blood Therapeutics, Inc.*	9,000	279,450
Halozyme Therapeutics, Inc.(x)*	25,700	446,409
Heron Therapeutics, Inc.(x)*	13,500	218,025
Immunomedics, Inc.(x)*	26,300	367,674
Incyte Corp.*	37,700	4,401,098
Insmed, Inc.(x)*	16,100	502,481
Insys Therapeutics, Inc.(x)*	24,000	213,120
Intercept Pharmaceuticals, Inc.(x)*	3,200	185,728
Intrexon Corp.(x)*	10,900	207,209
Ionis Pharmaceuticals, Inc.(x)*	31,900	1,617,330
Ironwood Pharmaceuticals, Inc.(x)*	22,200	350,094
Juno Therapeutics, Inc.(x)*	14,700	659,442
Karyopharm Therapeutics, Inc.*	8,700	95,526
Keryx Biopharmaceuticals, Inc.(x)*	30,700	217,970
Kite Pharma, Inc.*	10,700	1,923,967
Lexicon Pharmaceuticals, Inc.(x)*	15,400	189,266
Ligand Pharmaceuticals, Inc.(x)*	3,500	476,525
Loxo Oncology, Inc.*	5,800	534,296
MiMedx Group, Inc.(x)*	18,300	217,404
Momenta Pharmaceuticals, Inc.*	20,900	386,650
Myriad Genetics, Inc.*	11,500	416,070
Neurocrine Biosciences, Inc.(x)*	18,900	1,158,192
OPKO Health, Inc.(x)*	46,925	321,905
PDL BioPharma, Inc.*	58,500	198,315
Portola Pharmaceuticals, Inc.*	11,200	605,136
Prothena Corp. plc(x)*	7,900	511,683
Puma Biotechnology, Inc.*	5,000	598,750
Radius Health, Inc.(x)*	6,900	265,995
Regeneron Pharmaceuticals, Inc.*	17,400	7,779,888
Repligen Corp.*	4,400	168,608
Retrophin, Inc.*	7,300	181,697
Sage Therapeutics, Inc.*	6,700	417,410
Sarepta Therapeutics, Inc.(x)*	9,800	444,528
Seattle Genetics, Inc.*	23,100	1,256,871
Seres Therapeutics, Inc.(x)*	5,200	83,408
Spark Therapeutics, Inc.*	4,800	427,968
Synergy Pharmaceuticals, Inc.(x)*	89,500	259,550
TESARO, Inc.(x)*	8,200	1,058,620
Ultragenyx Pharmaceutical, Inc.*	8,700	463,362
United Therapeutics Corp.*	10,000	1,171,900
Vertex Pharmaceuticals, Inc.*	55,700	8,468,628
Xencor, Inc.*	2,900	66,468
ZIOPHARM Oncology, Inc.(x)*	37,668	231,282

		192,251,993

Health Care Equipment & Supplies (2.7%)
Abaxis, Inc.	4,600	205,390
Abbott Laboratories	374,512	19,983,960
ABIOMED, Inc.*	9,900	1,669,140
Alere, Inc.*	21,250	1,083,537
Align Technology, Inc.*	16,900	3,147,963
Analogic Corp.	2,000	167,500
Atrion Corp.	100	67,200
Baxter International, Inc.	109,380	6,863,595
Becton Dickinson and Co.	48,450	9,493,778
Boston Scientific Corp.*	301,000	8,780,170
Cantel Medical Corp.	8,150	767,486
Cardiovascular Systems, Inc.*	2,500	70,375
CONMED Corp.	5,200	272,844
Cooper Cos., Inc. (The)	11,800	2,797,898
CR Bard, Inc.	16,080	5,153,640
Danaher Corp.	137,060	11,757,007
DENTSPLY SIRONA, Inc.	56,580	3,384,050
DexCom, Inc.(x)*	20,100	983,393
Edwards Lifesciences Corp.*	47,100	5,148,501
Glaukos Corp.(x)*	8,800	290,400
Globus Medical, Inc., Class A*	14,100	419,052
Haemonetics Corp.*	12,100	542,927
Halyard Health, Inc.*	7,975	359,114
Hill-Rom Holdings, Inc.	14,830	1,097,420
Hologic, Inc.*	62,600	2,296,794
ICU Medical, Inc.*	2,400	446,040
IDEXX Laboratories, Inc.*	19,800	3,078,702
Inogen, Inc.*	2,500	237,750
Insulet Corp.*	13,900	765,612
Integer Holdings Corp.*	8,600	439,890
Integra LifeSciences Holdings Corp.*	14,600	737,008

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Intuitive Surgical, Inc.*	8,400	$8,785,392
iRhythm Technologies, Inc.(x)*	5,000	259,400
K2M Group Holdings, Inc.*	3,700	78,477
LivaNova plc(x)*	10,700	749,642
Masimo Corp.*	13,200	1,142,592
Medtronic plc	303,485	23,602,028
Meridian Bioscience, Inc.	16,100	230,230
Natus Medical, Inc.*	9,600	360,000
Neogen Corp.*	9,900	766,854
Nevro Corp.*	5,600	508,928
Novocure Ltd.(x)*	8,000	158,800
NuVasive, Inc.*	12,950	718,207
NxStage Medical, Inc.*	12,800	353,280
OraSure Technologies, Inc.*	6,200	139,500
Orthofix International NV*	100	4,725
Penumbra, Inc.(x)*	4,100	370,230
Quidel Corp.*	1,600	70,176
ResMed, Inc.	34,700	2,670,512
STERIS plc	18,500	1,635,400
Stryker Corp.	76,170	10,817,663
Teleflex, Inc.	10,900	2,637,473
Varex Imaging Corp.*	8,924	301,988
Varian Medical Systems, Inc.*	22,310	2,232,339
West Pharmaceutical Services, Inc.	16,900	1,626,794
Wright Medical Group NV*	21,955	567,976
Zimmer Biomet Holdings, Inc.	44,600	5,222,214

		158,518,956

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.(x)*	14,500	692,520
Aetna, Inc.	71,797	11,416,441
Almost Family, Inc.(x)*	900	48,330
Amedisys, Inc.*	5,800	324,568
AmerisourceBergen Corp.	36,700	3,036,925
AMN Healthcare Services, Inc.(x)*	11,000	502,700
Anthem, Inc.	58,280	11,066,206
BioTelemetry, Inc.*	4,600	151,800
Brookdale Senior Living, Inc.*	18,435	195,411
Cardinal Health, Inc.	73,800	4,938,696
Centene Corp.*	37,324	3,611,844
Chemed Corp.	4,200	848,610
Cigna Corp.	54,840	10,251,790
Community Health Systems, Inc.(x)*	33,267	255,491
CorVel Corp.*	100	5,440
DaVita, Inc.*	39,400	2,339,966
Diplomat Pharmacy, Inc.*	13,200	273,372
Ensign Group, Inc. (The)	2,100	47,439
Envision Healthcare Corp.*	25,296	1,137,055
Express Scripts Holding Co.*	126,151	7,987,881
HCA Healthcare, Inc.*	65,500	5,213,145
HealthEquity, Inc.*	9,000	455,220
HealthSouth Corp.	24,800	1,149,480
Henry Schein, Inc.*	39,500	3,238,605
Humana, Inc.	31,900	7,771,797
Kindred Healthcare, Inc.	27,300	185,640
Laboratory Corp. of America Holdings*	24,435	3,688,952
LifePoint Health, Inc.*	14,250	825,075
Magellan Health, Inc.*	4,800	414,240
McKesson Corp.	47,680	7,324,125
MEDNAX, Inc.*	22,740	980,549
Molina Healthcare, Inc.(x)*	12,900	887,004
National HealthCare Corp.	400	25,028
Owens & Minor, Inc.	15,050	439,460
Patterson Cos., Inc.	27,600	1,066,740
PharMerica Corp.*	9,770	286,261
Premier, Inc., Class A*	12,400	403,868
Quest Diagnostics, Inc.	33,230	3,111,657
Select Medical Holdings Corp.*	19,500	374,400
Surgery Partners, Inc.*	1,400	14,490
Teladoc, Inc.(x)*	10,700	354,705
Tivity Health, Inc.*	4,300	175,440
UnitedHealth Group, Inc.	211,257	41,374,683
Universal Health Services, Inc., Class B	19,580	2,172,205
WellCare Health Plans, Inc.*	10,400	1,786,096

		142,851,350

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	64,450	917,124
athenahealth, Inc.*	9,100	1,131,676
Castlight Health, Inc., Class B(x)*	20,700	89,010
Cerner Corp.*	69,100	4,928,212
Cotiviti Holdings, Inc.*	9,700	349,006
Evolent Health, Inc., Class A(x)*	9,900	176,220
HealthStream, Inc.*	900	21,033
HMS Holdings Corp.*	22,500	446,850
Inovalon Holdings, Inc., Class A(x)*	19,500	332,475
Medidata Solutions, Inc.*	13,600	1,061,616
Omnicell, Inc.*	2,500	127,625
Quality Systems, Inc.*	7,500	117,975
Veeva Systems, Inc., Class A*	22,500	1,269,225

		10,968,047

Life Sciences Tools & Services (0.9%)
Accelerate Diagnostics, Inc.(x)*	2,400	53,880
Agilent Technologies, Inc.	76,430	4,906,806
Bio-Rad Laboratories, Inc., Class A*	5,100	1,133,322
Bio-Techne Corp.	11,450	1,384,190
Bruker Corp.	27,900	830,025
Cambrex Corp.*	6,600	363,000
Charles River Laboratories International, Inc.*	12,250	1,323,245
Illumina, Inc.*	33,200	6,613,440
INC Research Holdings, Inc., Class A*	9,500	496,850
Luminex Corp.	1,800	36,594
Medpace Holdings, Inc.*	2,000	63,800
Mettler-Toledo International, Inc.*	6,100	3,819,576
PAREXEL International Corp.*	14,570	1,283,326
PerkinElmer, Inc.	27,500	1,896,675
PRA Health Sciences, Inc.*	10,600	807,402
QIAGEN NV*	57,007	1,795,720
Quintiles IMS Holdings, Inc.*	31,780	3,021,325
Thermo Fisher Scientific, Inc.	88,050	16,659,060
VWR Corp.*	18,800	622,468
Waters Corp.*	18,000	3,231,360

		50,342,064

Pharmaceuticals (4.2%)
Aerie Pharmaceuticals, Inc.*	8,300	403,380
Akorn, Inc.*	16,200	537,678
Allergan plc	75,347	15,442,368
Bristol-Myers Squibb Co.	364,730	23,247,890
Catalent, Inc.*	27,600	1,101,792
Corcept Therapeutics, Inc.*	11,200	216,160
Dermira, Inc.*	10,300	278,100
Eli Lilly & Co.	217,310	18,588,697
Endo International plc*	50,254	430,425
Horizon Pharma plc*	35,600	451,408
Impax Laboratories, Inc.*	17,900	363,370
Innoviva, Inc.(x)*	23,900	337,468
Intra-Cellular Therapies, Inc.*	7,100	112,038
Johnson & Johnson	592,560	77,038,726
Lannett Co., Inc.(x)*	9,600	177,120
Mallinckrodt plc*	28,292	1,057,272
Medicines Co. (The)(x)*	11,200	414,848
Merck & Co., Inc.	598,390	38,314,912
Mylan NV*	117,950	3,700,091

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Nektar Therapeutics*	31,600	$758,400
Omeros Corp.(x)*	12,900	278,898
Pacira Pharmaceuticals, Inc.*	7,500	281,625
Perrigo Co. plc	28,300	2,395,595
Pfizer, Inc.	1,292,917	46,157,137
Phibro Animal Health Corp., Class A	1,700	62,985
Prestige Brands Holdings, Inc.*	14,500	726,305
Supernus Pharmaceuticals, Inc.*	7,300	292,000
TherapeuticsMD, Inc.(x)*	49,500	261,855
Theravance Biopharma, Inc.(x)*	2,600	89,024
Zoetis, Inc.	107,100	6,828,696

		240,346,263

Total Health Care		795,278,673

Industrials (10.7%)
Aerospace & Defense (2.4%)
Aerojet Rocketdyne Holdings, Inc.*	10,000	350,100
Arconic, Inc.	98,716	2,456,054
Boeing Co. (The)	121,700	30,937,357
BWX Technologies, Inc.	25,200	1,411,704
Curtiss-Wright Corp.	12,700	1,327,658
DigitalGlobe, Inc.*	11,000	387,750
Esterline Technologies Corp.*	10,200	919,530
General Dynamics Corp.	57,470	11,814,683
HEICO Corp.	6,491	582,957
HEICO Corp., Class A	12,125	923,925
Hexcel Corp.	21,200	1,217,304
Huntington Ingalls Industries, Inc.	10,500	2,377,620
KLX, Inc.*	13,730	726,729
L3 Technologies, Inc.	18,170	3,423,773
Lockheed Martin Corp.	55,460	17,208,683
Mercury Systems, Inc.*	10,200	529,176
Moog, Inc., Class A*	12,000	1,001,160
Northrop Grumman Corp.	35,550	10,228,446
Orbital ATK, Inc.	14,569	1,940,008
Raytheon Co.	64,190	11,976,570
Rockwell Collins, Inc.	36,265	4,740,198
Spirit AeroSystems Holdings, Inc., Class A	26,500	2,059,580
Teledyne Technologies, Inc.*	8,700	1,384,866
Textron, Inc.	61,400	3,308,232
TransDigm Group, Inc.(x)	11,250	2,876,063
Triumph Group, Inc.	11,100	330,225
United Technologies Corp.	165,240	19,181,059

		135,621,410

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.(x)	35,000	2,663,500
Expeditors International of Washington, Inc.	40,800	2,442,288
FedEx Corp.	54,050	12,192,599
Forward Air Corp.	1,400	80,122
Hub Group, Inc., Class A*	2,600	111,670
United Parcel Service, Inc., Class B	152,050	18,259,685
XPO Logistics, Inc.*	22,800	1,545,384

		37,295,248

Airlines (0.5%)
Alaska Air Group, Inc.	26,900	2,051,663
Allegiant Travel Co.	4,000	526,800
American Airlines Group, Inc.	98,600	4,682,514
Copa Holdings SA, Class A	7,800	971,334
Delta Air Lines, Inc.	149,550	7,211,301
Hawaiian Holdings, Inc.*	11,300	424,315
JetBlue Airways Corp.*	69,900	1,295,247
SkyWest, Inc.	7,700	338,030
Southwest Airlines Co.	124,300	6,958,314
Spirit Airlines, Inc.*	17,100	571,311
United Continental Holdings, Inc.*	62,240	3,789,171

		28,820,000

Building Products (0.4%)
AAON, Inc.	1,500	51,712
Advanced Drainage Systems, Inc.	2,500	50,625
Allegion plc	22,066	1,908,047
American Woodmark Corp.*	900	86,625
AO Smith Corp.	38,000	2,258,340
Apogee Enterprises, Inc.	2,200	106,172
Armstrong Flooring, Inc.*	2,850	44,887
Armstrong World Industries, Inc.*	10,400	533,000
Builders FirstSource, Inc.*	1,900	34,181
Fortune Brands Home & Security, Inc.	37,950	2,551,378
JELD-WEN Holding, Inc.*	17,900	635,808
Johnson Controls International plc	206,337	8,313,318
Lennox International, Inc.	8,610	1,540,932
Masco Corp.	74,300	2,898,443
Masonite International Corp.*	5,500	380,600
Owens Corning	26,970	2,086,130
Simpson Manufacturing Co., Inc.	6,100	299,144
Trex Co., Inc.*	6,800	612,476
Universal Forest Products, Inc.	3,400	333,744
USG Corp.*	22,500	734,625

		25,460,187

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	8,300	346,193
Advanced Disposal Services, Inc.*	9,000	226,710
Brady Corp., Class A	7,400	280,830
Brink’s Co. (The)	10,300	867,775
Cintas Corp.	19,000	2,741,320
Clean Harbors, Inc.*	16,200	918,540
Copart, Inc.*	52,600	1,807,862
Covanta Holding Corp.(x)	26,400	392,040
Deluxe Corp.	11,000	802,560
Essendant, Inc.	12,100	159,357
Healthcare Services Group, Inc.	21,900	1,181,943
Herman Miller, Inc.	14,700	527,730
HNI Corp.	11,700	485,199
KAR Auction Services, Inc.	36,400	1,737,736
Matthews International Corp., Class A	7,900	491,775
Mobile Mini, Inc.	9,700	334,165
MSA Safety, Inc.	5,900	469,109
Multi-Color Corp.	1,000	81,950
Pitney Bowes, Inc.	54,520	763,825
Republic Services, Inc.	55,335	3,655,430
Rollins, Inc.	21,000	968,940
RR Donnelley & Sons Co.	16,376	168,673
Steelcase, Inc., Class A	7,200	110,880
Stericycle, Inc.*	21,800	1,561,316
Tetra Tech, Inc.	13,600	633,080
UniFirst Corp.	3,500	530,250
Waste Management, Inc.	100,750	7,885,703
West Corp.	11,600	272,252

		30,403,143

Construction & Engineering (0.2%)
AECOM*	32,802	1,207,442
Chicago Bridge & Iron Co. NV(x)	31,625	531,300
Dycom Industries, Inc.(x)*	8,300	712,804
EMCOR Group, Inc.	15,300	1,061,514
Fluor Corp.	36,560	1,539,176
Granite Construction, Inc.	9,300	538,935
Jacobs Engineering Group, Inc.	28,100	1,637,387
KBR, Inc.(x)	48,800	872,544
MasTec, Inc.*	14,700	682,080
Quanta Services, Inc.*	33,450	1,250,026
Valmont Industries, Inc.	7,700	1,217,370

		11,250,578

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.6%)
Acuity Brands, Inc.	10,300	$1,764,184
AMETEK, Inc.	54,075	3,571,113
Atkore International Group, Inc.*	3,500	68,285
AZZ, Inc.	800	38,960
Eaton Corp. plc	98,397	7,555,906
Emerson Electric Co.	142,710	8,967,896
EnerSys	13,300	919,961
Generac Holdings, Inc.*	14,600	670,578
Hubbell, Inc.	15,400	1,786,708
Regal Beloit Corp.	13,900	1,098,100
Rockwell Automation, Inc.	30,500	5,435,405
Sensata Technologies Holding NV*	37,400	1,797,818

		33,674,914

Industrial Conglomerates (1.8%)
3M Co.	128,430	26,957,457
Carlisle Cos., Inc.	17,300	1,735,017
General Electric Co.	1,899,767	45,936,366
Honeywell International, Inc.	167,900	23,798,146
Roper Technologies, Inc.	23,350	5,683,390

		104,110,376

Machinery (2.0%)
Actuant Corp., Class A	2,900	74,240
AGCO Corp.	18,500	1,364,745
Albany International Corp., Class A	1,600	91,840
Allison Transmission Holdings, Inc.	32,000	1,200,960
Barnes Group, Inc.	15,200	1,070,688
Caterpillar, Inc.	126,310	15,752,120
Colfax Corp.*	27,730	1,154,677
Crane Co.	11,400	911,886
Cummins, Inc.	36,560	6,143,177
Deere & Co.	70,040	8,796,323
Donaldson Co., Inc.	36,700	1,685,998
Dover Corp.	35,990	3,289,126
EnPro Industries, Inc.	1,200	96,636
ESCO Technologies, Inc.	700	41,965
Flowserve Corp.	35,740	1,522,167
Fortive Corp.	71,230	5,042,372
Franklin Electric Co., Inc.	10,600	475,410
Gardner Denver Holdings, Inc.*	9,500	261,440
Graco, Inc.	12,660	1,565,915
Hillenbrand, Inc.	9,800	380,730
IDEX Corp.	17,840	2,167,025
Illinois Tool Works, Inc.	67,410	9,973,984
Ingersoll-Rand plc	60,500	5,394,785
ITT, Inc.	19,525	864,372
John Bean Technologies Corp.(x)	6,800	687,480
Kennametal, Inc.	26,190	1,056,505
Lincoln Electric Holdings, Inc.	14,260	1,307,357
Manitowoc Co., Inc. (The)*	46,900	422,100
Meritor, Inc.*	18,200	473,382
Middleby Corp. (The)(x)*	14,000	1,794,380
Mueller Industries, Inc.	14,700	513,765
Mueller Water Products, Inc., Class A	36,300	464,640
Navistar International Corp.(x)*	13,300	586,131
Nordson Corp.	13,460	1,595,010
Oshkosh Corp.	16,900	1,394,926
PACCAR, Inc.	78,930	5,709,796
Parker-Hannifin Corp.	30,510	5,339,860
Pentair plc	42,587	2,894,212
Proto Labs, Inc.(x)*	5,500	441,650
RBC Bearings, Inc.*	3,900	488,085
REV Group, Inc.(x)	2,700	77,652
Rexnord Corp.*	14,900	378,609
Snap-on, Inc.	14,900	2,220,249
SPX FLOW, Inc.*	7,300	281,488
Stanley Black & Decker, Inc.	33,335	5,032,585
Terex Corp.	19,930	897,249
Timken Co. (The)	21,240	1,031,202
Toro Co. (The)	26,880	1,668,173
Trinity Industries, Inc.	32,940	1,050,786
WABCO Holdings, Inc.*	12,370	1,830,760
Wabtec Corp.(x)	20,000	1,515,000
Watts Water Technologies, Inc., Class A	3,900	269,880
Welbilt, Inc.*	46,900	1,081,045
Woodward, Inc.	14,630	1,135,434
Xylem, Inc.	39,450	2,470,753

		115,432,725

Marine (0.0%)
Kirby Corp.*	14,250	939,788
Matson, Inc.	4,280	120,610

		1,060,398

Professional Services (0.4%)
Advisory Board Co. (The)*	9,380	503,002
CBIZ, Inc.*	34,320	557,700
Dun & Bradstreet Corp. (The)	9,600	1,117,536
Equifax, Inc.	26,620	2,821,454
Exponent, Inc.	1,400	103,460
FTI Consulting, Inc.*	6,400	227,072
Huron Consulting Group, Inc.*	4,400	150,920
IHS Markit Ltd.*	86,500	3,812,920
Insperity, Inc.	3,800	334,400
Korn/Ferry International	8,800	346,984
ManpowerGroup, Inc.	15,180	1,788,508
Nielsen Holdings plc	78,000	3,233,100
On Assignment, Inc.*	13,500	724,680
Resources Connection, Inc.	21,850	303,715
Robert Half International, Inc.	27,260	1,372,268
TransUnion*	28,200	1,332,732
TriNet Group, Inc.*	7,200	242,064
Verisk Analytics, Inc.*	35,500	2,953,245
WageWorks, Inc.*	9,100	552,370

		22,478,130

Road & Rail (0.9%)
AMERCO	1,400	524,860
Avis Budget Group, Inc.*	16,190	616,191
CSX Corp.	194,850	10,572,561
Genesee & Wyoming, Inc., Class A*	14,700	1,087,947
Heartland Express, Inc.	14,400	361,152
JB Hunt Transport Services, Inc.	23,050	2,560,394
Kansas City Southern	23,950	2,602,886
Knight-Swift Transportation Holdings, Inc.*	30,935	1,285,349
Landstar System, Inc.	9,750	971,588
Norfolk Southern Corp.	64,070	8,472,617
Old Dominion Freight Line, Inc.	15,750	1,734,233
Ryder System, Inc.	16,900	1,428,895
Schneider National, Inc., Class B	12,800	323,840
Union Pacific Corp.	178,920	20,749,352
Werner Enterprises, Inc.	14,300	522,665

		53,814,530

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	895,020
Aircastle Ltd.	11,700	260,793
Applied Industrial Technologies, Inc.	6,500	427,700
Beacon Roofing Supply, Inc.*	12,000	615,000
BMC Stock Holdings, Inc.*	5,700	121,695
Fastenal Co.	71,500	3,258,970
GATX Corp.(x)	10,700	658,692
HD Supply Holdings, Inc.*	41,500	1,496,905
Herc Holdings, Inc.*	1,373	67,455
MRC Global, Inc.*	9,500	166,155

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
MSC Industrial Direct Co., Inc., Class A	12,200	$921,954
NOW, Inc.*	25,720	355,193
SiteOne Landscape Supply, Inc.*	6,700	389,270
Triton International Ltd.*	7,800	259,584
United Rentals, Inc.*	20,722	2,874,970
Univar, Inc.*	22,900	662,497
Watsco, Inc.	7,310	1,177,422
WESCO International, Inc.*	8,220	478,815
WW Grainger, Inc.(x)	12,950	2,327,763

		17,415,853

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	16,800	1,212,624
Wesco Aircraft Holdings, Inc.*	6,400	60,160

		1,272,784

Total Industrials		618,110,276

Information Technology (22.1%)
Communications Equipment (1.1%)
Acacia Communications, Inc.(x)*	8,700	409,770
ADTRAN, Inc.	2,100	50,400
Arista Networks, Inc.*	11,700	2,218,437
ARRIS International plc*	41,000	1,168,090
Brocade Communications Systems, Inc.	92,810	1,109,080
Ciena Corp.*	31,400	689,858
Cisco Systems, Inc.	1,095,570	36,844,019
CommScope Holding Co., Inc.*	42,200	1,401,462
EchoStar Corp., Class A*	9,100	520,793
F5 Networks, Inc.*	17,500	2,109,800
Finisar Corp.*	24,800	549,816
Harris Corp.	28,677	3,776,187
Infinera Corp.*	21,500	190,705
InterDigital, Inc.	7,000	516,250
Juniper Networks, Inc.	85,000	2,365,550
Lumentum Holdings, Inc.(x)*	11,170	607,090
Motorola Solutions, Inc.	36,921	3,133,485
NetScout Systems, Inc.(x)*	22,300	721,405
Oclaro, Inc.(x)*	46,800	403,884
Palo Alto Networks, Inc.*	20,400	2,939,640
Plantronics, Inc.	5,100	225,522
Ubiquiti Networks, Inc.(x)*	3,000	168,060
ViaSat, Inc.(x)*	12,200	784,704
Viavi Solutions, Inc.*	33,650	318,329

		63,222,336

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	66,740	5,648,874
Anixter International, Inc.*	4,900	416,500
Arrow Electronics, Inc.*	19,500	1,567,995
Avnet, Inc.	29,320	1,152,276
AVX Corp.	17,800	324,494
Belden, Inc.	10,900	877,777
CDW Corp.	38,200	2,521,200
Cognex Corp.	19,100	2,106,348
Coherent, Inc.*	5,400	1,269,918
Corning, Inc.	200,490	5,998,661
Dolby Laboratories, Inc., Class A	12,700	730,504
FLIR Systems, Inc.	29,900	1,163,409
II-VI, Inc.*	13,300	547,295
IPG Photonics Corp.*	9,100	1,684,046
Itron, Inc.*	8,010	620,374
Jabil, Inc.	47,200	1,347,560
Keysight Technologies, Inc.*	43,115	1,796,171
Knowles Corp.(x)*	18,745	286,236
Littelfuse, Inc.	6,500	1,273,220
National Instruments Corp.	23,000	969,910
Plexus Corp.*	5,700	319,656
Rogers Corp.*	3,900	519,792
Sanmina Corp.*	14,400	534,960
SYNNEX Corp.	7,200	910,872
Tech Data Corp.*	11,200	995,120
Trimble, Inc.*	61,000	2,394,250
TTM Technologies, Inc.*	12,400	190,588
Universal Display Corp.	10,000	1,288,500
VeriFone Systems, Inc.*	32,800	665,184
Vishay Intertechnology, Inc.(x)	31,800	597,840
Zebra Technologies Corp., Class A*	12,400	1,346,392

		42,065,922

Internet Software & Services (4.3%)
2U, Inc.(x)*	9,600	537,984
Akamai Technologies, Inc.*	39,400	1,919,568
Alarm.com Holdings, Inc.*	1,000	45,180
Alphabet, Inc., Class A*	65,425	63,705,631
Alphabet, Inc., Class C*	66,419	63,703,127
Bankrate, Inc.*	23,700	330,615
Box, Inc., Class A(x)*	21,300	411,516
Cars.com, Inc.(x)*	100	2,661
Cimpress NV(x)*	9,700	947,302
Cloudera, Inc.(x)*	15,000	249,300
CommerceHub, Inc., Series C*	2,428	51,838
Cornerstone OnDemand, Inc.*	6,600	268,026
CoStar Group, Inc.*	7,535	2,021,264
Coupa Software, Inc.*	6,100	190,015
eBay, Inc.*	226,470	8,710,036
Envestnet, Inc.*	7,400	377,400
Facebook, Inc., Class A*	512,800	87,622,136
GoDaddy, Inc., Class A*	25,500	1,109,505
GrubHub, Inc.(x)*	18,300	963,678
IAC/InterActiveCorp*	18,350	2,157,593
j2 Global, Inc.	14,600	1,078,648
LogMeIn, Inc.	10,804	1,188,980
Match Group, Inc.(x)*	28,900	670,191
MuleSoft, Inc., Class A(x)*	10,700	215,498
New Relic, Inc.*	6,300	313,740
Okta, Inc.*	3,000	84,630
Q2 Holdings, Inc.*	300	12,495
Stamps.com, Inc.(x)*	3,600	729,540
TrueCar, Inc.(x)*	13,100	206,849
Twitter, Inc.*	147,100	2,481,577
VeriSign, Inc.(x)*	23,050	2,452,290
Yelp, Inc.*	13,200	571,560
Zillow Group, Inc., Class A*	11,362	456,184
Zillow Group, Inc., Class C(x)*	23,524	945,900

		246,732,457

IT Services (3.9%)
Accenture plc, Class A	137,300	18,545,111
Acxiom Corp.*	11,800	290,752
Alliance Data Systems Corp.	10,752	2,382,106
Amdocs Ltd.	37,310	2,399,779
Automatic Data Processing, Inc.	98,250	10,740,690
Black Knight Financial Services, Inc., Class A*	7,000	301,350
Blackhawk Network Holdings, Inc.*	13,400	586,920
Booz Allen Hamilton Holding Corp.	26,700	998,313
Broadridge Financial Solutions, Inc.	30,410	2,457,736
CACI International, Inc., Class A*	6,000	836,100
Cardtronics plc, Class A*	6,300	144,963
Cognizant Technology Solutions Corp., Class A	129,400	9,386,676
Conduent, Inc.*	47,886	750,374
Convergys Corp.(x)	12,400	321,036
CoreLogic, Inc.*	26,300	1,215,586
CSRA, Inc.	37,740	1,217,870
DST Systems, Inc.	17,960	985,645

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
DXC Technology Co.	65,996	$5,667,736
EPAM Systems, Inc.*	11,900	1,046,367
Euronet Worldwide, Inc.*	14,700	1,393,413
EVERTEC, Inc.	3,800	60,230
ExlService Holdings, Inc.*	5,000	291,600
Fidelity National Information Services, Inc.	76,325	7,127,992
First Data Corp., Class A*	99,100	1,787,764
Fiserv, Inc.*	46,900	6,048,224
FleetCor Technologies, Inc.*	21,600	3,343,032
Gartner, Inc.*	22,278	2,771,606
Genpact Ltd.	41,700	1,198,875
Global Payments, Inc.	34,252	3,254,968
International Business Machines Corp.	190,231	27,598,713
Jack Henry & Associates, Inc.	18,030	1,853,304
Leidos Holdings, Inc.	30,737	1,820,245
ManTech International Corp., Class A	6,400	282,560
Mastercard, Inc., Class A	208,600	29,454,320
MAXIMUS, Inc.	16,800	1,083,600
Paychex, Inc.	75,910	4,551,564
PayPal Holdings, Inc.*	247,370	15,839,101
Sabre Corp.	48,600	879,660
Science Applications International Corp.	12,021	803,604
Square, Inc., Class A*	49,000	1,411,690
TeleTech Holdings, Inc.	10,650	444,637
Teradata Corp.*	39,260	1,326,595
Total System Services, Inc.	37,800	2,475,900
Travelport Worldwide Ltd.	11,900	186,830
Vantiv, Inc., Class A*	36,400	2,565,108
Visa, Inc., Class A	403,800	42,495,912
Western Union Co. (The)	115,560	2,218,752
WEX, Inc.*	10,100	1,133,422

		225,978,331

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Energy Industries, Inc.*	9,100	734,916
Advanced Micro Devices, Inc.(x)*	169,900	2,166,225
Ambarella, Inc.*	4,900	240,149
Analog Devices, Inc.	81,127	6,990,714
Applied Materials, Inc.	244,320	12,726,629
Broadcom Ltd.	88,380	21,435,685
Brooks Automation, Inc.	600	18,216
Cabot Microelectronics Corp.	2,500	199,825
Cavium, Inc.*	17,035	1,123,288
Cirrus Logic, Inc.*	15,300	815,796
Cree, Inc.*	32,700	921,813
Cypress Semiconductor Corp.(x)	76,746	1,152,725
Entegris, Inc.*	32,940	950,319
First Solar, Inc.(x)*	17,400	798,312
Integrated Device Technology, Inc.*	34,800	924,984
Intel Corp.	1,030,290	39,233,443
KLA-Tencor Corp.	34,680	3,676,080
Lam Research Corp.	36,375	6,730,830
Lattice Semiconductor Corp.*	1,800	9,378
MACOM Technology Solutions Holdings, Inc.(x)*	5,200	231,972
Marvell Technology Group Ltd.	101,330	1,813,807
Maxim Integrated Products, Inc.	68,250	3,256,207
MaxLinear, Inc.*	8,900	211,375
Microchip Technology, Inc.	51,420	4,616,488
Micron Technology, Inc.*	241,450	9,496,228
Microsemi Corp.*	26,022	1,339,612
MKS Instruments, Inc.	13,200	1,246,740
Monolithic Power Systems, Inc.	9,900	1,054,845
NVIDIA Corp.	125,860	22,499,992
NXP Semiconductors NV*	73,700	8,334,733
ON Semiconductor Corp.*	113,500	2,096,345
Power Integrations, Inc.	2,400	175,680
Qorvo, Inc.*	28,417	2,008,514
QUALCOMM, Inc.	330,880	17,152,819
Rambus, Inc.*	19,000	253,650
Semtech Corp.*	14,600	548,230
Silicon Laboratories, Inc.*	13,440	1,073,856
Skyworks Solutions, Inc.	43,900	4,473,410
Synaptics, Inc.(x)*	7,700	301,686
Teradyne, Inc.	45,810	1,708,255
Texas Instruments, Inc.	218,090	19,549,588
Veeco Instruments, Inc.*	7,800	166,920
Versum Materials, Inc.	22,990	892,472
Xilinx, Inc.	54,300	3,846,069
Xperi Corp.	8,300	209,990

		209,408,810

Software (4.9%)
ACI Worldwide, Inc.*	37,500	854,250
Activision Blizzard, Inc.	163,700	10,560,287
Adobe Systems, Inc.*	109,820	16,382,948
ANSYS, Inc.*	19,500	2,393,235
Aspen Technology, Inc.*	20,800	1,306,448
Atlassian Corp. plc, Class A*	16,100	565,915
Autodesk, Inc.*	48,650	5,461,449
Blackbaud, Inc.	13,000	1,141,400
Blackline, Inc.(x)*	900	30,708
CA, Inc.	78,750	2,628,675
Cadence Design Systems, Inc.*	67,630	2,669,356
CDK Global, Inc.	35,150	2,217,613
Citrix Systems, Inc.*	37,850	2,907,637
CommVault Systems, Inc.*	8,600	522,880
Dell Technologies, Inc., Class V*	44,769	3,456,614
Ebix, Inc.(x)	4,200	274,050
Electronic Arts, Inc.*	68,400	8,075,304
Ellie Mae, Inc.*	7,200	591,336
Fair Isaac Corp.	8,000	1,124,000
FireEye, Inc.(x)*	33,600	563,472
Fortinet, Inc.*	40,400	1,447,936
Gigamon, Inc.*	7,400	311,910
Guidewire Software, Inc.*	17,000	1,323,620
HubSpot, Inc.*	4,600	386,630
Imperva, Inc.*	6,400	277,760
Intuit, Inc.	53,150	7,554,741
Manhattan Associates, Inc.*	17,700	735,789
Microsoft Corp.	1,639,350	122,115,183
MicroStrategy, Inc., Class A*	1,500	191,565
Nuance Communications, Inc.*	60,290	947,759
Oracle Corp.	636,712	30,785,025
Paycom Software, Inc.(x)*	10,000	749,600
Paylocity Holding Corp.*	5,600	273,392
Pegasystems, Inc.	5,400	311,310
Progress Software Corp.	8,900	339,713
Proofpoint, Inc.(x)*	9,200	802,424
PTC, Inc.*	25,750	1,449,210
RealPage, Inc.*	8,100	323,190
Red Hat, Inc.*	41,400	4,589,604
RingCentral, Inc., Class A*	12,900	538,575
salesforce.com, Inc.*	149,600	13,975,632
ServiceNow, Inc.*	37,500	4,407,375
Splunk, Inc.*	29,100	1,933,113
SS&C Technologies Holdings, Inc.	39,200	1,573,880
Symantec Corp.	144,190	4,730,874
Synchronoss Technologies, Inc.(x)*	4,510	42,078
Synopsys, Inc.*	38,320	3,085,910
Tableau Software, Inc., Class A*	12,100	906,169
Take-Two Interactive Software, Inc.*	25,800	2,637,534

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
TiVo Corp.	19,436	$385,805
Tyler Technologies, Inc.*	9,400	1,638,608
Ultimate Software Group, Inc. (The)*	6,600	1,251,360
Verint Systems, Inc.*	14,800	619,380
VMware, Inc., Class A(x)*	18,200	1,987,258
Workday, Inc., Class A*	27,400	2,887,686
Zendesk, Inc.*	18,200	529,802
Zynga, Inc., Class A*	123,800	467,964

		282,242,941

Technology Hardware, Storage & Peripherals (3.5%)
3D Systems Corp.(x)*	23,700	317,343
Apple, Inc.	1,140,407	175,759,527
Cray, Inc.*	800	15,560
Diebold Nixdorf, Inc.(x)	16,550	378,167
Hewlett Packard Enterprise Co.	366,932	5,397,570
HP, Inc.	375,032	7,485,639
NCR Corp.*	31,200	1,170,624
NetApp, Inc.	59,850	2,619,036
Pure Storage, Inc., Class A*	12,100	193,479
Western Digital Corp.	67,478	5,830,099
Xerox Corp.	59,857	1,992,639

		201,159,683

Total Information Technology		1,270,810,480

Materials (3.4%)
Chemicals (2.3%)
AdvanSix, Inc.*	3,968	157,728
Air Products & Chemicals, Inc.	45,980	6,953,095
Albemarle Corp.	26,276	3,581,681
Ashland Global Holdings, Inc.	17,264	1,128,893
Axalta Coating Systems Ltd.*	47,000	1,359,240
Balchem Corp.	5,700	463,353
Cabot Corp.	19,700	1,099,260
Celanese Corp.	31,100	3,242,797
CF Industries Holdings, Inc.	57,010	2,004,471
Chemours Co. (The)	42,328	2,142,220
DowDuPont, Inc.	509,931	35,302,523
Eastman Chemical Co.	33,528	3,033,949
Ecolab, Inc.	59,388	7,637,891
FMC Corp.	30,700	2,741,817
GCP Applied Technologies, Inc.*	9,300	285,510
HB Fuller Co.	16,100	934,766
Huntsman Corp.	55,200	1,513,584
Ingevity Corp.*	10,555	659,371
International Flavors & Fragrances, Inc.	18,700	2,672,417
Kronos Worldwide, Inc.	5,700	130,131
LyondellBasell Industries NV, Class A	73,900	7,319,795
Minerals Technologies, Inc.	8,400	593,460
Monsanto Co.	99,500	11,922,090
Mosaic Co. (The)	86,530	1,868,183
NewMarket Corp.	2,200	936,650
Olin Corp.	39,500	1,352,875
Platform Specialty Products Corp.*	44,300	493,945
PolyOne Corp.	19,600	784,588
PPG Industries, Inc.	59,500	6,465,270
Praxair, Inc.	64,900	9,069,126
Quaker Chemical Corp.	500	73,975
RPM International, Inc.	28,950	1,486,293
Scotts Miracle-Gro Co. (The), Class A	11,900	1,158,346
Sensient Technologies Corp.	12,500	961,500
Sherwin-Williams Co. (The)	18,200	6,516,328
Stepan Co.	700	58,562
Trinseo SA	9,700	650,870
Valvoline, Inc.	47,788	1,120,629
Westlake Chemical Corp.	5,300	440,377
WR Grace & Co.	17,500	1,262,625

		131,580,184

Construction Materials (0.2%)
Eagle Materials, Inc.	14,400	1,536,480
Martin Marietta Materials, Inc.	14,830	3,058,391
Summit Materials, Inc., Class A*	24,000	768,720
Vulcan Materials Co.	29,600	3,540,160

		8,903,751

Containers & Packaging (0.5%)
AptarGroup, Inc.	14,600	1,260,126
Avery Dennison Corp.	20,850	2,050,389
Ball Corp.	80,400	3,320,520
Bemis Co., Inc.	20,900	952,413
Berry Global Group, Inc.*	28,100	1,591,865
Crown Holdings, Inc.*	28,950	1,728,894
Graphic Packaging Holding Co.	85,200	1,188,540
Greif, Inc., Class A	3,900	228,306
International Paper Co.	96,450	5,480,289
Owens-Illinois, Inc.*	46,650	1,173,714
Packaging Corp. of America	21,400	2,454,152
Sealed Air Corp.	46,560	1,989,043
Silgan Holdings, Inc.	23,200	682,776
Sonoco Products Co.	23,760	1,198,692
WestRock Co.	54,932	3,116,293

		28,416,012

Metals & Mining (0.4%)
Alcoa Corp.*	40,805	1,902,329
Allegheny Technologies, Inc.(x)*	16,900	403,910
Carpenter Technology Corp.	10,000	480,300
Coeur Mining, Inc.(x)*	1,700	15,623
Commercial Metals Co.	26,400	502,392
Compass Minerals International, Inc.(x)	12,400	804,760
Freeport-McMoRan, Inc.*	322,294	4,525,008
Hecla Mining Co.	40,000	200,800
Kaiser Aluminum Corp.	100	10,314
Newmont Mining Corp.	117,200	4,396,172
Nucor Corp.	70,320	3,940,733
Reliance Steel & Aluminum Co.	16,300	1,241,571
Royal Gold, Inc.	18,000	1,548,720
Southern Copper Corp.	19,344	769,117
Steel Dynamics, Inc.	55,100	1,899,297
Tahoe Resources, Inc.	39,100	206,057
United States Steel Corp.(x)	34,200	877,572
Worthington Industries, Inc.	9,800	450,800

		24,175,475

Paper & Forest Products (0.0%)
Domtar Corp.	18,480	801,847
KapStone Paper and Packaging Corp.	11,100	238,539
Louisiana-Pacific Corp.*	42,500	1,150,900

		2,191,286

Total Materials		195,266,708

Real Estate (3.9%)
Equity Real Estate Investment Trusts (REITs) (3.8%)
Acadia Realty Trust (REIT)	17,000	486,540
Agree Realty Corp. (REIT)	1,500	73,620
Alexander & Baldwin, Inc. (REIT)	6,280	290,952
Alexander’s, Inc. (REIT)	200	84,818
Alexandria Real Estate Equities, Inc. (REIT)	18,480	2,198,566
American Assets Trust, Inc. (REIT)	4,400	174,988
American Campus Communities, Inc. (REIT)	28,300	1,249,445
American Homes 4 Rent (REIT), Class A	47,500	1,031,225
American Tower Corp. (REIT)	92,700	12,670,236

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Apartment Investment & Management Co. (REIT), Class A	43,188	$1,894,226
Apple Hospitality REIT, Inc. (REIT)	45,300	856,623
Ashford Hospitality Prime, Inc. (REIT)	2,700	25,650
Ashford Hospitality Trust, Inc. (REIT)	17,611	117,465
AvalonBay Communities, Inc. (REIT)	31,249	5,575,447
Boston Properties, Inc. (REIT)	36,170	4,444,570
Brandywine Realty Trust (REIT)	51,000	891,990
Brixmor Property Group, Inc. (REIT)	67,400	1,267,120
Camden Property Trust (REIT)	20,180	1,845,461
CareTrust REIT, Inc. (REIT)	1,200	22,848
CatchMark Timber Trust, Inc. (REIT), Class A	800	10,088
CBL & Associates Properties, Inc. (REIT)(x)	8,491	71,240
Chatham Lodging Trust (REIT)	100	2,132
Chesapeake Lodging Trust (REIT)	6,600	178,002
Colony NorthStar, Inc. (REIT), Class A	122,986	1,544,704
Columbia Property Trust, Inc. (REIT)	32,600	709,702
CoreCivic, Inc. (REIT)	26,900	720,113
CoreSite Realty Corp. (REIT)	7,800	872,820
Corporate Office Properties Trust (REIT)	24,809	814,479
Cousins Properties, Inc. (REIT)	74,207	693,093
Crown Castle International Corp. (REIT)	88,550	8,853,229
CubeSmart (REIT)	39,700	1,030,612
CyrusOne, Inc. (REIT)	16,000	942,880
DCT Industrial Trust, Inc. (REIT)	22,850	1,323,472
DDR Corp. (REIT)	84,708	775,925
DiamondRock Hospitality Co. (REIT)	28,700	314,265
Digital Realty Trust, Inc. (REIT)	47,072	5,570,030
Douglas Emmett, Inc. (REIT)	37,000	1,458,540
Duke Realty Corp. (REIT)	84,800	2,443,936
Easterly Government Properties, Inc. (REIT)	2,500	51,675
EastGroup Properties, Inc. (REIT)	10,300	907,636
Education Realty Trust, Inc. (REIT)	13,400	481,462
Empire State Realty Trust, Inc. (REIT), Class A	27,100	556,634
EPR Properties (REIT)	14,840	1,034,942
Equinix, Inc. (REIT)	16,838	7,514,799
Equity Commonwealth (REIT)*	33,000	1,003,200
Equity LifeStyle Properties, Inc. (REIT)	21,800	1,854,744
Equity Residential (REIT)	80,987	5,339,473
Essex Property Trust, Inc. (REIT)	15,977	4,058,637
Extra Space Storage, Inc. (REIT)	28,300	2,261,736
Federal Realty Investment Trust (REIT)	17,380	2,158,770
First Industrial Realty Trust, Inc. (REIT)	29,500	887,655
First Potomac Realty Trust (REIT)	2,100	23,394
Forest City Realty Trust, Inc. (REIT), Class A	50,700	1,293,357
Four Corners Property Trust, Inc. (REIT)	8,846	220,442
Gaming and Leisure Properties, Inc. (REIT)	43,225	1,594,570
GEO Group, Inc. (The) (REIT)	25,500	685,950
GGP, Inc. (REIT)	144,807	3,007,641
Gladstone Commercial Corp. (REIT)	1,300	28,951
Global Net Lease, Inc. (REIT)	7,200	157,608
Government Properties Income Trust (REIT)	7,500	140,775
Gramercy Property Trust (REIT)	33,066	1,000,247
HCP, Inc. (REIT)	114,997	3,200,367
Healthcare Realty Trust, Inc. (REIT)	23,600	763,224
Healthcare Trust of America, Inc. (REIT), Class A	43,400	1,293,320
Hersha Hospitality Trust (REIT)	300	5,601
Highwoods Properties, Inc. (REIT)	29,530	1,538,218
Hospitality Properties Trust (REIT)	43,400	1,236,466
Host Hotels & Resorts, Inc. (REIT)	172,913	3,197,161
Hudson Pacific Properties, Inc. (REIT)	34,500	1,156,785
Investors Real Estate Trust (REIT)	2,600	15,886
Invitation Homes, Inc. (REIT)(x)	12,586	285,073
Iron Mountain, Inc. (REIT)	56,801	2,209,559
iStar, Inc. (REIT)(x)*	9,200	108,560
JBG SMITH Properties (REIT)*	20,173	690,118
Kilroy Realty Corp. (REIT)	21,800	1,550,416
Kimco Realty Corp. (REIT)	101,522	1,984,755
Kite Realty Group Trust (REIT)	12,200	247,050
Lamar Advertising Co. (REIT), Class A	21,400	1,466,542
LaSalle Hotel Properties (REIT)	26,100	757,422
Lexington Realty Trust (REIT)	45,500	465,010
Liberty Property Trust (REIT)	38,452	1,578,839
Life Storage, Inc. (REIT)	9,300	760,833
LTC Properties, Inc. (REIT)	3,400	159,732
Macerich Co. (The) (REIT)	33,684	1,851,610
Mack-Cali Realty Corp. (REIT)	25,239	598,417
Medical Properties Trust, Inc. (REIT)	67,300	883,649
Mid-America Apartment Communities, Inc. (REIT)	25,638	2,740,189
Monmouth Real Estate Investment Corp. (REIT)	500	8,095
National Health Investors, Inc. (REIT)	7,000	541,030
National Retail Properties, Inc. (REIT)	38,290	1,595,161
New Senior Investment Group, Inc. (REIT)	600	5,490
NorthStar Realty Europe Corp. (REIT)	7,375	94,474
Omega Healthcare Investors, Inc. (REIT)	44,440	1,418,080
One Liberty Properties, Inc. (REIT)(x)	400	9,744
Outfront Media, Inc. (REIT)	34,770	875,509
Paramount Group, Inc. (REIT)	37,600	601,600
Park Hotels & Resorts, Inc. (REIT)	27,353	753,849
Parkway, Inc. (REIT)	4,675	107,665
Pebblebrook Hotel Trust (REIT)(x)	15,900	574,626
Pennsylvania REIT (REIT)(x)	4,500	47,205
Physicians Realty Trust (REIT)	38,100	675,513
Piedmont Office Realty Trust, Inc. (REIT), Class A	34,400	693,504
Potlatch Corp. (REIT)	4,200	214,200
Prologis, Inc. (REIT)	116,964	7,422,535
PS Business Parks, Inc. (REIT)	4,300	574,050
Public Storage (REIT)	32,302	6,912,305
QTS Realty Trust, Inc. (REIT), Class A	10,900	570,724

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Quality Care Properties, Inc. (REIT)*	7,400	$114,700
Ramco-Gershenson Properties Trust (REIT)	6,700	87,167
Rayonier, Inc. (REIT)	40,425	1,167,878
Realty Income Corp. (REIT)	60,028	3,433,001
Regency Centers Corp. (REIT)	33,306	2,066,304
Retail Opportunity Investments Corp. (REIT)	23,800	452,438
Retail Properties of America, Inc. (REIT), Class A	61,600	808,808
Rexford Industrial Realty, Inc. (REIT)	15,300	437,886
RLJ Lodging Trust (REIT)	33,200	730,400
Ryman Hospitality Properties, Inc. (REIT)	10,751	671,830
Sabra Health Care REIT, Inc. (REIT)	34,657	760,375
Saul Centers, Inc. (REIT)	500	30,955
SBA Communications Corp. (REIT)*	26,300	3,788,515
Select Income REIT (REIT)	3,800	88,996
Senior Housing Properties Trust (REIT)	54,290	1,061,370
Seritage Growth Properties (REIT), Class A(x)	2,900	133,603
Simon Property Group, Inc. (REIT)	70,559	11,360,705
SL Green Realty Corp. (REIT)	24,000	2,431,680
Spirit Realty Capital, Inc. (REIT)	104,667	896,996
STAG Industrial, Inc. (REIT)	18,400	505,448
Starwood Waypoint Homes (REIT)*	22,200	807,414
STORE Capital Corp. (REIT)	35,400	880,398
Summit Hotel Properties, Inc. (REIT)	15,900	254,241
Sun Communities, Inc. (REIT)	15,200	1,302,336
Sunstone Hotel Investors, Inc. (REIT)	55,458	891,210
Tanger Factory Outlet Centers, Inc. (REIT)(x)	29,500	720,390
Taubman Centers, Inc. (REIT)	14,800	735,560
Terreno Realty Corp. (REIT)	7,100	256,878
UDR, Inc. (REIT)	62,836	2,389,653
Uniti Group, Inc. (REIT)(x)	31,402	460,353
Universal Health Realty Income Trust (REIT)	100	7,549
Urban Edge Properties (REIT)(x)	23,923	577,023
Urstadt Biddle Properties, Inc. (REIT), Class A	700	15,190
Ventas, Inc. (REIT)	78,079	5,085,285
VEREIT, Inc. (REIT)	236,500	1,960,585
Vornado Realty Trust (REIT)	40,347	3,101,877
Washington REIT (REIT)	13,470	441,277
Weingarten Realty Investors (REIT)	36,986	1,173,936
Welltower, Inc. (REIT)	83,317	5,855,519
Weyerhaeuser Co. (REIT)	174,335	5,932,620
WP Carey, Inc. (REIT)	25,900	1,745,401
Xenia Hotels & Resorts, Inc. (REIT)	23,600	496,780

		220,356,041

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	64,950	2,460,306
Forestar Group, Inc.(r)*†	1,700	29,240
HFF, Inc., Class A	2,100	83,076
Howard Hughes Corp. (The)(x)*	7,500	884,475
Jones Lang LaSalle, Inc.	12,100	1,494,350
Kennedy-Wilson Holdings, Inc.(x)	14,300	265,265
Marcus & Millichap, Inc.*	400	10,796
RE/MAX Holdings, Inc., Class A	300	19,065
Realogy Holdings Corp.	34,100	1,123,595
RMR Group, Inc. (The), Class A	1,171	60,131
St Joe Co. (The)*	5,500	103,675
Tejon Ranch Co.*	400	8,440

		6,542,414

Total Real Estate		226,898,455

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	1,344,699	52,671,860
ATN International, Inc.	600	31,620
CenturyLink, Inc.(x)	119,579	2,260,043
Cincinnati Bell, Inc.*	1,580	31,363
Cogent Communications Holdings, Inc.	8,700	425,430
Consolidated Communications Holdings, Inc.(x)	3,268	62,354
Frontier Communications Corp.(x)	18,685	220,296
General Communication, Inc., Class A*	300	12,237
Globalstar, Inc.(x)*	96,500	157,295
Hawaiian Telcom Holdco, Inc.*	1,000	29,820
IDT Corp., Class B	2,900	40,832
Intelsat SA(x)*	7,100	33,370
Iridium Communications, Inc.(x)*	1,500	15,450
Level 3 Communications, Inc.*	68,036	3,625,638
Lumos Networks Corp.*	2,200	39,424
ORBCOMM, Inc.*	5,200	54,444
pdvWireless, Inc.(x)*	600	17,880
Straight Path Communications, Inc., Class B*	1,700	307,139
Verizon Communications, Inc.	900,740	44,577,623
Windstream Holdings, Inc.(x)	76,912	136,134
Zayo Group Holdings, Inc.*	34,900	1,201,258

		105,951,510

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,700	57,699
Shenandoah Telecommunications Co.	400	14,880
Spok Holdings, Inc.	2,300	35,305
Sprint Corp.(x)*	175,679	1,366,783
Telephone & Data Systems, Inc.	28,186	786,107
T-Mobile US, Inc.*	69,200	4,266,872
United States Cellular Corp.*	7,600	269,040

		6,796,686

Total Telecommunication Services		112,748,196

Utilities (3.1%)
Electric Utilities (1.8%)
ALLETE, Inc.	10,500	811,545
Alliant Energy Corp.	53,800	2,236,466
American Electric Power Co., Inc.	108,670	7,632,981
Avangrid, Inc.(x)	18,500	877,270
Duke Energy Corp.	157,485	13,216,141
Edison International	71,160	5,491,417
El Paso Electric Co.	9,000	497,250
Entergy Corp.	39,100	2,985,676
Eversource Energy	73,909	4,467,060
Exelon Corp.	204,056	7,686,790
FirstEnergy Corp.	91,404	2,817,985
Great Plains Energy, Inc.	43,600	1,321,080
Hawaiian Electric Industries, Inc.	20,500	684,085
IDACORP, Inc.	11,450	1,006,798
MGE Energy, Inc.	5,600	361,760
NextEra Energy, Inc.	101,750	14,911,462

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
OGE Energy Corp.	48,600	$1,751,058
PG&E Corp.	110,220	7,504,880
Pinnacle West Capital Corp.	26,000	2,198,560
PNM Resources, Inc.	15,200	612,560
Portland General Electric Co.	21,000	958,440
PPL Corp.	158,250	6,005,588
Southern Co. (The)	222,550	10,936,107
Westar Energy, Inc.	30,000	1,488,000
Xcel Energy, Inc.	112,180	5,308,358

		103,769,317

Gas Utilities (0.2%)
Atmos Energy Corp.	25,200	2,112,768
National Fuel Gas Co.(x)	21,100	1,194,471
New Jersey Resources Corp.	19,600	826,140
ONE Gas, Inc.	14,125	1,040,165
South Jersey Industries, Inc.	16,100	555,933
Southwest Gas Holdings, Inc.	9,900	768,438
Spire, Inc.	11,200	836,080
UGI Corp.	39,575	1,854,485
WGL Holdings, Inc.	10,500	884,100

		10,072,580

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	153,695	1,693,719
Calpine Corp.*	89,200	1,315,700
NRG Energy, Inc.	65,821	1,684,359
Ormat Technologies, Inc.	9,000	549,450
TerraForm Power, Inc., Class A*	700	9,254
Vistra Energy Corp.	53,300	996,177

		6,248,659

Multi-Utilities (0.9%)
Ameren Corp.	55,100	3,186,984
Avista Corp.	19,200	993,984
Black Hills Corp.(x)	9,700	668,039
CenterPoint Energy, Inc.	106,250	3,103,562
CMS Energy Corp.	61,100	2,830,152
Consolidated Edison, Inc.	66,800	5,389,424
Dominion Energy, Inc.	139,050	10,697,116
DTE Energy Co.	41,900	4,498,384
MDU Resources Group, Inc.	48,250	1,252,088
NiSource, Inc.	79,300	2,029,287
NorthWestern Corp.	8,700	495,378
Public Service Enterprise Group, Inc.	118,700	5,489,875
SCANA Corp.	30,650	1,486,219
Sempra Energy	58,090	6,629,812
Vectren Corp.	18,000	1,183,860
WEC Energy Group, Inc.	70,498	4,425,864

		54,360,028

Water Utilities (0.1%)
American Water Works Co., Inc.	38,300	3,098,853
Aqua America, Inc.	36,362	1,206,855

		4,305,708

Total Utilities		178,756,292

Total Common Stocks (98.9%) (Cost $2,581,167,290)		5,691,726,638

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*†	25,400	—

Total Consumer Discretionary		—

Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR(r)*†	34,100	28,388

Total Health Care		28,388

Total Rights (0.0%) (Cost $5,905)		28,388

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreements (1.8%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $6,000,525, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $6,120,000.(xx)	$6,000,000	6,000,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $12,101,613, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $12,348,590.(xx)	12,100,000	12,100,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $7,000,613, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $7,140,002.(xx)	7,000,000	7,000,000
Citigroup Global Markets, Inc., 1.34%, dated 9/29/17, due 10/2/17, repurchase price $500,056, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $510,003.(xx)	500,000	500,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $2,600,271, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $2,652,025.(xx)	2,600,000	2,600,000

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $7,000,700, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $7,140,037.(xx)	$7,000,000	$7,000,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $11,001,100, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $11,220,038.(xx)	11,000,000	11,000,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $3,700,385, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $3,774,018.(xx)	3,700,000	3,700,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $2,943,517, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $3,002,123.(xx)	2,943,258	2,943,258
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $5,000,433, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $5,103,888.(xx)	5,000,000	5,000,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $6,401,332, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $6,532,977.(xx)	6,400,000	6,400,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $7,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $7,140,001.(xx)	7,000,000	7,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $15,003,063, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $15,300,035.(xx)	15,000,000	15,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $5,000,438, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $5,100,150.(xx)	5,000,000	5,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $10,002,061, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $10,200,000.(xx)	10,000,000	10,000,000

Total Repurchase Agreements		101,243,258

Total Short-Term Investment (1.8%) (Cost $101,243,258)		101,243,258

Total Investments (100.7%) (Cost $2,682,416,453)		5,792,998,284
Other Assets Less Liabilities (-0.7%)		(37,497,015)

Net Assets (100%)		$5,755,501,269

*	Non-income producing.

†	Securities (totaling $57,628 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $25,085,880.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $108,973,305. This was secured by cash collateral of $101,243,258 which was subsequently invested in joint repurchase agreements with a total value of $101,243,258, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $10,472,834 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/5/17-11/15/46.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	93	12/2017	USD	6,941,985	285,763
S&P 500 E-Mini Index	376	12/2017	USD	47,302,680	761,761

					1,047,524

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Consumer Discretionary	$694,226,040	$—	$—		$694,226,040
Consumer Staples	416,819,942	—	—		416,819,942
Energy	327,903,723	—	—		327,903,723
Financials	854,907,853	—	—		854,907,853
Health Care	795,278,673	—	—		795,278,673
Industrials	618,110,276	—	—		618,110,276
Information Technology	1,270,810,480	—	—		1,270,810,480
Materials	195,266,708	—	—		195,266,708
Real Estate	226,869,215	—	29,240		226,898,455
Telecommunication Services	112,748,196	—	—		112,748,196
Utilities	178,756,292	—	—		178,756,292
Futures	1,047,524	—	—		1,047,524
Rights
Consumer Discretionary	—	—	—	(b)	—	(b)
Health Care	—	—	28,388		28,388
Short-Term Investments
Repurchase Agreements	—	101,243,258	—		101,243,258

Total Assets	$5,692,744,922	$101,243,258	$57,628		$5,794,045,808

Total Liabilities	$—	$—	$—		$—

Total	$5,692,744,922	$101,243,258	$57,628		$5,794,045,808

(a)	A Security with a market value of $29,240 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,337,204,425
Aggregate gross unrealized depreciation	(256,596,521)

Net unrealized appreciation	$3,080,607,904

Federal income tax cost of investment securities and derivative instruments, if applicable	$2,713,437,904

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.0%)
American Airlines Pass-Through Trust,
Series 2013-2 A
4.950%, 1/15/23	$1,458,959	$1,562,254
Series 2015-1 A
3.375%, 5/1/27	2,711,775	2,728,316
Series 2017-2 AA
3.350%, 10/15/29	350,000	352,625

Total Asset-Backed Securities		4,643,195

Corporate Bonds (35.0%)
Consumer Discretionary (2.1%)
Auto Components (0.1%)
BorgWarner, Inc.
3.375%, 3/15/25(x)	800,000	806,839
Delphi Automotive plc
3.150%, 11/19/20	500,000	510,391
Delphi Corp.
4.150%, 3/15/24	865,000	911,762
Lear Corp.
5.250%, 1/15/25	1,190,000	1,262,943
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,243,966
4.150%, 10/1/25	250,000	266,253

		5,002,154

Automobiles (0.0%)
Ford Motor Co.
4.346%, 12/8/26	1,250,000	1,301,087
General Motors Co.
3.500%, 10/2/18	2,000,000	2,031,507
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	410,311

		3,742,905

Diversified Consumer Services (0.0%)
Board of Trustees of The Leland Stanford Junior University (The)
4.750%, 5/1/19	300,000	314,182

Hotels, Restaurants & Leisure (0.2%)
Carnival Corp.
3.950%, 10/15/20	666,000	698,569
Hyatt Hotels Corp.
4.850%, 3/15/26	250,000	273,522
Marriott International, Inc.
3.375%, 10/15/20	626,000	644,033
2.300%, 1/15/22	500,000	493,790
3.250%, 9/15/22	1,700,000	1,726,770
Series R
3.125%, 6/15/26	500,000	493,788
McDonald’s Corp.
2.100%, 12/7/18	290,000	291,198
5.000%, 2/1/19	750,000	781,543
2.200%, 5/26/20	750,000	753,101
3.500%, 7/15/20	150,000	155,792
2.750%, 12/9/20	320,000	325,713
3.625%, 5/20/21	400,000	418,408
2.625%, 1/15/22	750,000	755,539
3.250%, 6/10/24(x)	1,000,000	1,025,303
3.375%, 5/26/25	750,000	770,242
3.700%, 1/30/26	1,500,000	1,566,776
3.500%, 3/1/27	775,000	797,076
Royal Caribbean Cruises Ltd.
5.250%, 11/15/22	1,000,000	1,107,390
Starbucks Corp.
2.100%, 2/4/21	300,000	301,181
2.700%, 6/15/22	400,000	406,433
3.850%, 10/1/23	850,000	909,933
2.450%, 6/15/26	500,000	480,911
Wyndham Worldwide Corp.
4.250%, 3/1/22	1,094,000	1,108,415
4.150%, 4/1/24	300,000	303,539

		16,588,965

Household Durables (0.1%)
DR Horton, Inc.
3.750%, 3/1/19	720,000	733,722
4.000%, 2/15/20	920,000	953,093
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	252,569
3.800%, 11/15/24	300,000	309,130
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,242,926
Newell Brands, Inc.
2.150%, 10/15/18	375,000	375,911
2.875%, 12/1/19	550,000	558,316
3.150%, 4/1/21	500,000	510,132
3.850%, 4/1/23	1,075,000	1,129,444
4.000%, 12/1/24	400,000	418,306
3.900%, 11/1/25	750,000	778,369
4.200%, 4/1/26	3,100,000	3,263,107
NVR, Inc.
3.950%, 9/15/22	150,000	156,582
Tupperware Brands Corp.
4.750%, 6/1/21	500,000	529,936
Whirlpool Corp.
4.850%, 6/15/21	400,000	432,934
3.700%, 5/1/25	500,000	515,637

		12,160,114

Internet & Direct Marketing Retail (0.2%)
Amazon.com, Inc.
2.600%, 12/5/19	450,000	458,257
1.900%, 8/21/20§	455,000	455,273
3.300%, 12/5/21	1,050,000	1,095,400
2.500%, 11/29/22	1,200,000	1,207,777
2.400%, 2/22/23§	680,000	679,451
2.800%, 8/22/24§	375,000	376,693
3.800%, 12/5/24	1,000,000	1,068,619
3.150%, 8/22/27§	2,500,000	2,516,775
Expedia, Inc.
5.950%, 8/15/20	1,394,000	1,524,688
JD.com, Inc.
3.125%, 4/29/21	500,000	499,969
3.875%, 4/29/26(x)	500,000	503,491
Priceline Group, Inc. (The)
2.750%, 3/15/23	650,000	649,665
3.650%, 3/15/25	600,000	616,917
3.600%, 6/1/26	500,000	507,581
QVC, Inc.
3.125%, 4/1/19	333,000	336,538
5.125%, 7/2/22	500,000	535,312
4.375%, 3/15/23	300,000	312,333
4.850%, 4/1/24	500,000	518,438
4.450%, 2/15/25	670,000	680,050

		14,543,227

Leisure Products (0.0%)
Hasbro, Inc.
3.150%, 5/15/21	500,000	509,368
3.500%, 9/15/27	290,000	287,500
Mattel, Inc.
2.350%, 5/6/19	500,000	500,839

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.350%, 8/15/21(x)	$180,000	$174,628

		1,472,335

Media (1.0%)
21st Century Fox America, Inc.
6.900%, 3/1/19	596,000	636,639
5.650%, 8/15/20	594,000	647,083
4.500%, 2/15/21	500,000	533,340
3.000%, 9/15/22	1,000,000	1,019,240
3.700%, 10/15/25	2,040,000	2,099,355
3.375%, 11/15/26	300,000	299,538
CBS Corp.
5.750%, 4/15/20	1,256,000	1,366,559
3.375%, 3/1/22	2,000,000	2,074,696
2.500%, 2/15/23	1,000,000	986,522
3.375%, 2/15/28	570,000	553,514
Charter Communications Operating LLC
3.579%, 7/23/20	1,165,000	1,196,230
4.464%, 7/23/22	1,850,000	1,958,410
4.908%, 7/23/25	3,850,000	4,116,420
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	81,993
Comcast Corp.
5.700%, 7/1/19	1,289,000	1,373,780
5.150%, 3/1/20	2,806,000	3,016,687
1.625%, 1/15/22	750,000	729,468
3.125%, 7/15/22	1,050,000	1,087,819
2.850%, 1/15/23	2,150,000	2,181,515
2.750%, 3/1/23	1,500,000	1,515,594
3.000%, 2/1/24	750,000	760,546
3.600%, 3/1/24	2,000,000	2,100,308
3.150%, 3/1/26	2,000,000	2,021,705
Discovery Communications LLC
2.200%, 9/20/19	220,000	220,760
4.375%, 6/15/21	62,000	65,932
3.300%, 5/15/22	500,000	512,177
2.950%, 3/20/23	875,000	876,731
3.250%, 4/1/23	1,000,000	1,013,261
4.900%, 3/11/26	500,000	535,071
NBCUniversal Media LLC
5.150%, 4/30/20	1,983,000	2,142,254
4.375%, 4/1/21	1,971,000	2,118,891
2.875%, 1/15/23	156,000	158,169
Omnicom Group, Inc.
6.250%, 7/15/19	673,000	721,817
4.450%, 8/15/20	1,280,000	1,355,461
3.625%, 5/1/22(x)	1,281,000	1,330,122
3.650%, 11/1/24	750,000	770,526
RELX Capital, Inc.
8.625%, 1/15/19	1,691,000	1,826,358
Scripps Networks Interactive, Inc.
2.750%, 11/15/19	500,000	505,647
2.800%, 6/15/20	500,000	502,819
3.500%, 6/15/22	500,000	508,729
3.900%, 11/15/24	800,000	813,725
3.950%, 6/15/25	500,000	505,376
Time Warner Cable LLC
8.750%, 2/14/19	1,000,000	1,087,000
8.250%, 4/1/19	1,846,000	2,007,341
5.000%, 2/1/20	1,061,000	1,121,344
4.000%, 9/1/21	1,500,000	1,558,177
Time Warner, Inc.
4.875%, 3/15/20	2,700,000	2,872,523
4.700%, 1/15/21	1,812,000	1,944,241
3.400%, 6/15/22	500,000	514,755
4.050%, 12/15/23	1,250,000	1,324,214
3.550%, 6/1/24	2,000,000	2,035,555
3.800%, 2/15/27	1,000,000	1,000,599
Viacom, Inc.
5.625%, 9/15/19	1,641,000	1,748,181
3.875%, 12/15/21	125,000	128,052
3.125%, 6/15/22	500,000	494,151
3.250%, 3/15/23	1,000,000	982,057
4.250%, 9/1/23	1,100,000	1,125,852
3.450%, 10/4/26	750,000	719,016
Walt Disney Co. (The)
5.500%, 3/15/19	500,000	527,133
1.850%, 5/30/19	1,000,000	1,001,487
0.875%, 7/12/19	285,000	280,604
1.950%, 3/4/20	465,000	465,510
1.800%, 6/5/20	500,000	497,775
2.150%, 9/17/20	500,000	501,642
3.750%, 6/1/21	181,000	190,680
2.750%, 8/16/21	1,000,000	1,017,191
2.550%, 2/15/22	2,000,000	2,021,871
2.450%, 3/4/22	535,000	538,564
2.350%, 12/1/22	650,000	650,361
3.150%, 9/17/25	500,000	509,176
1.850%, 7/30/26	465,000	423,794
2.950%, 6/15/27(x)	1,000,000	997,803
WPP Finance 2010
4.750%, 11/21/21	160,000	171,967
3.750%, 9/19/24	1,000,000	1,022,675

		80,322,078

Multiline Retail (0.1%)
Dollar General Corp.
3.250%, 4/15/23	1,150,000	1,168,667
4.150%, 11/1/25	125,000	132,875
3.875%, 4/15/27	500,000	517,452
Kohl’s Corp.
4.750%, 12/15/23	800,000	834,530
4.250%, 7/17/25	750,000	757,207
Macy’s Retail Holdings, Inc.
3.450%, 1/15/21	500,000	498,681
3.875%, 1/15/22(x)	400,000	400,736
4.375%, 9/1/23(x)	635,000	636,663
3.625%, 6/1/24(x)	1,000,000	957,883
Nordstrom, Inc.
4.750%, 5/1/20	584,000	605,759
4.000%, 10/15/21	600,000	609,603
4.000%, 3/15/27(x)	210,000	205,553
Target Corp.
2.300%, 6/26/19	1,500,000	1,513,188
3.875%, 7/15/20	1,000,000	1,052,902
2.500%, 4/15/26(x)	2,000,000	1,916,720

		11,808,419

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	169,734
4.500%, 12/1/23	1,000,000	1,052,000
AutoNation, Inc.
3.350%, 1/15/21	375,000	382,327
4.500%, 10/1/25	215,000	227,796
AutoZone, Inc.
4.000%, 11/15/20	1,956,000	2,054,717
3.700%, 4/15/22	350,000	365,475
3.250%, 4/15/25	333,000	328,388
3.125%, 4/21/26	125,000	121,237
3.750%, 6/1/27	500,000	503,933
Bed Bath & Beyond, Inc.
3.749%, 8/1/24	350,000	350,168
Home Depot, Inc. (The)
2.000%, 6/15/19	1,000,000	1,005,275

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
1.800%, 6/5/20	$529,000	$529,006
2.000%, 4/1/21	1,500,000	1,498,237
4.400%, 4/1/21	650,000	700,584
2.625%, 6/1/22	1,750,000	1,778,818
2.700%, 4/1/23	800,000	809,227
3.750%, 2/15/24	1,000,000	1,062,483
3.350%, 9/15/25	490,000	506,631
3.000%, 4/1/26	750,000	754,046
2.125%, 9/15/26	625,000	583,981
2.800%, 9/14/27	750,000	735,655
Lowe’s Cos., Inc.
1.150%, 4/15/19	300,000	297,444
4.625%, 4/15/20	1,089,000	1,148,034
3.120%, 4/15/22	750,000	772,861
3.875%, 9/15/23	1,000,000	1,068,296
3.125%, 9/15/24	500,000	510,390
3.375%, 9/15/25	510,000	524,548
2.500%, 4/15/26	750,000	716,919
3.100%, 5/3/27	750,000	749,556
O’Reilly Automotive, Inc.
4.875%, 1/14/21	285,000	306,474
4.625%, 9/15/21	300,000	322,862
3.800%, 9/1/22	300,000	313,824
3.850%, 6/15/23	250,000	259,623
3.550%, 3/15/26(x)	500,000	499,378
TJX Cos., Inc. (The)
2.750%, 6/15/21	750,000	763,017
2.500%, 5/15/23	450,000	450,465
2.250%, 9/15/26	500,000	466,060

		24,689,469

Textiles, Apparel & Luxury Goods (0.1%)
Cintas Corp. No. 2
2.900%, 4/1/22	600,000	609,302
3.700%, 4/1/27	600,000	624,955
Coach, Inc.
3.000%, 7/15/22	500,000	500,003
4.250%, 4/1/25	500,000	515,835
NIKE, Inc.
2.250%, 5/1/23	450,000	446,408
2.375%, 11/1/26	1,000,000	947,446
Ralph Lauren Corp.
2.625%, 8/18/20	400,000	406,316

		4,050,265

Total Consumer Discretionary		174,694,113

Consumer Staples (2.5%)
Beverages (0.9%)
Anheuser-Busch Cos. LLC
5.000%, 3/1/19	62,000	64,729
Anheuser-Busch InBev Finance, Inc.
1.900%, 2/1/19	2,975,000	2,983,830
2.650%, 2/1/21	6,125,000	6,221,813
2.625%, 1/17/23	2,356,000	2,371,872
3.300%, 2/1/23	3,975,000	4,122,562
3.700%, 2/1/24	2,500,000	2,624,850
3.650%, 2/1/26	9,000,000	9,315,940
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	3,300,000	3,543,026
5.375%, 1/15/20	2,181,000	2,347,281
4.375%, 2/15/21	1,158,000	1,239,262
3.750%, 1/15/22	2,000,000	2,113,482
2.500%, 7/15/22	1,300,000	1,310,682
Beam Suntory, Inc.
3.250%, 5/15/22	250,000	256,367
Coca-Cola Bottling Co. Consolidated
3.800%, 11/25/25	250,000	257,746
Coca-Cola Co. (The)
1.375%, 5/30/19	1,000,000	995,536
1.875%, 10/27/20	750,000	749,506
2.450%, 11/1/20	1,000,000	1,016,374
3.150%, 11/15/20	1,001,000	1,038,655
1.550%, 9/1/21	750,000	737,309
3.300%, 9/1/21	1,000,000	1,048,665
2.200%, 5/25/22	355,000	354,407
2.500%, 4/1/23	1,000,000	1,005,813
3.200%, 11/1/23	2,650,000	2,758,006
2.875%, 10/27/25	850,000	851,712
2.550%, 6/1/26	500,000	488,641
2.250%, 9/1/26	1,000,000	952,050
2.900%, 5/25/27	500,000	499,723
Coca-Cola European Partners US LLC
3.500%, 9/15/20	150,000	155,108
Coca-Cola Femsa SAB de CV
2.375%, 11/26/18	644,000	648,054
3.875%, 11/26/23	500,000	526,379
Constellation Brands, Inc.
3.875%, 11/15/19	315,000	326,896
3.750%, 5/1/21	395,000	410,846
6.000%, 5/1/22	475,000	543,174
2.700%, 5/9/22	225,000	225,389
4.250%, 5/1/23	1,470,000	1,572,968
3.700%, 12/6/26	750,000	768,346
3.500%, 5/9/27	300,000	302,968
Diageo Capital plc
2.625%, 4/29/23	1,500,000	1,518,744
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	1,021,775
Dr Pepper Snapple Group, Inc.
3.130%, 12/15/23	500,000	505,972
3.400%, 11/15/25	1,250,000	1,264,167
2.550%, 9/15/26	200,000	187,778
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	150,000	149,353
Molson Coors Brewing Co.
1.900%, 3/15/19§	400,000	398,949
1.450%, 7/15/19	405,000	400,002
2.250%, 3/15/20§	400,000	399,694
2.100%, 7/15/21	500,000	493,111
3.500%, 5/1/22(x)	500,000	518,028
3.000%, 7/15/26	680,000	659,207
PepsiCo, Inc.
2.250%, 1/7/19	1,000,000	1,008,192
1.500%, 2/22/19	275,000	274,717
1.550%, 5/2/19	750,000	749,414
1.350%, 10/4/19	545,000	542,513
4.500%, 1/15/20	2,700,000	2,863,254
2.150%, 10/14/20	750,000	754,126
3.125%, 11/1/20	250,000	258,587
1.700%, 10/6/21	1,250,000	1,228,713
2.750%, 3/5/22	1,750,000	1,789,500
2.250%, 5/2/22	750,000	750,508
3.100%, 7/17/22	750,000	778,691
2.750%, 3/1/23	1,000,000	1,016,327
3.600%, 3/1/24	1,000,000	1,055,637
3.500%, 7/17/25	750,000	785,275
2.850%, 2/24/26	300,000	299,278
2.375%, 10/6/26	670,000	640,336

		79,061,815

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
1.700%, 12/15/19	$1,000,000	$997,369
2.300%, 5/18/22	1,750,000	1,746,763
3.000%, 5/18/27	2,500,000	2,498,957
CVS Health Corp.
2.250%, 12/5/18	694,000	696,992
2.250%, 8/12/19	1,500,000	1,507,079
2.800%, 7/20/20	2,000,000	2,033,894
2.125%, 6/1/21	1,000,000	990,946
3.500%, 7/20/22	1,650,000	1,713,690
2.750%, 12/1/22	2,000,000	2,004,225
4.000%, 12/5/23	1,100,000	1,167,682
3.875%, 7/20/25	2,400,000	2,503,952
2.875%, 6/1/26	1,500,000	1,451,200
Kroger Co. (The)
2.000%, 1/15/19	125,000	125,514
1.500%, 9/30/19	380,000	375,189
6.150%, 1/15/20	1,602,000	1,739,308
3.300%, 1/15/21	100,000	102,432
2.600%, 2/1/21	250,000	250,590
2.950%, 11/1/21	960,000	970,034
3.400%, 4/15/22	350,000	360,137
3.850%, 8/1/23	1,250,000	1,298,124
4.000%, 2/1/24	190,000	197,397
2.650%, 10/15/26(x)	600,000	548,391
Sysco Corp.
1.900%, 4/1/19	435,000	434,247
2.600%, 10/1/20	500,000	507,139
2.500%, 7/15/21	715,000	719,598
3.300%, 7/15/26	1,000,000	999,608
3.250%, 7/15/27	1,150,000	1,139,551
Walgreen Co.
3.100%, 9/15/22	1,281,000	1,303,771
Walgreens Boots Alliance, Inc.
2.700%, 11/18/19	1,000,000	1,014,998
3.300%, 11/18/21	940,000	970,421
3.800%, 11/18/24	2,000,000	2,058,194
3.450%, 6/1/26	1,500,000	1,490,176
Wal-Mart Stores, Inc.
4.125%, 2/1/19(x)	1,750,000	1,806,744
3.625%, 7/8/20	187,000	195,942
3.250%, 10/25/20	2,037,000	2,118,038
2.550%, 4/11/23	1,650,000	1,674,153
3.300%, 4/22/24	2,000,000	2,093,763
Whole Foods Market, Inc.
5.200%, 12/3/25	500,000	577,912

		44,384,120

Food Products (0.5%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21	250,000	267,688
2.500%, 8/11/26	500,000	478,801
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	565,000	624,295
3.500%, 11/24/20(x)	625,000	643,413
3.000%, 9/25/22	230,000	230,115
3.250%, 8/15/26	215,000	207,382
3.750%, 9/25/27	225,000	224,707
Campbell Soup Co.
4.500%, 2/15/19	521,000	536,744
4.250%, 4/15/21	100,000	105,910
2.500%, 8/2/22	363,000	365,729
3.300%, 3/19/25	450,000	457,944
Conagra Brands, Inc.
3.200%, 1/25/23	1,805,000	1,823,973
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	524,022
General Mills, Inc.
5.650%, 2/15/19	1,202,000	1,262,818
2.200%, 10/21/19	1,000,000	1,004,326
3.150%, 12/15/21	1,000,000	1,027,165
Hershey Co. (The)
4.125%, 12/1/20	500,000	530,622
3.200%, 8/21/25	300,000	303,343
2.300%, 8/15/26	500,000	469,529
Ingredion, Inc.
4.625%, 11/1/20	269,000	286,868
3.200%, 10/1/26	200,000	197,269
JM Smucker Co. (The)
3.500%, 10/15/21	750,000	778,030
3.500%, 3/15/25	720,000	736,461
Kellogg Co.
4.150%, 11/15/19	500,000	521,405
4.000%, 12/15/20	542,000	570,573
3.125%, 5/17/22	500,000	511,257
2.650%, 12/1/23	1,100,000	1,091,690
Kraft Heinz Foods Co.
5.375%, 2/10/20	1,163,000	1,250,307
2.800%, 7/2/20	900,000	914,152
3.500%, 6/6/22	1,700,000	1,760,853
3.500%, 7/15/22	900,000	932,715
3.950%, 7/15/25	1,100,000	1,133,213
3.000%, 6/1/26	1,925,000	1,844,572
McCormick & Co., Inc.
2.700%, 8/15/22	500,000	501,978
3.150%, 8/15/24	500,000	504,817
3.400%, 8/15/27	750,000	750,583
Mead Johnson Nutrition Co.
4.900%, 11/1/19	804,000	853,687
3.000%, 11/15/20	310,000	318,056
4.125%, 11/15/25	610,000	656,994
Tyson Foods, Inc.
2.650%, 8/15/19	1,750,000	1,771,141
2.250%, 8/23/21	165,000	164,189
4.500%, 6/15/22	1,375,000	1,487,651
3.550%, 6/2/27	975,000	989,489
Unilever Capital Corp.
4.800%, 2/15/19	1,296,000	1,348,323
2.200%, 3/6/19	500,000	504,033
1.800%, 5/5/20	488,000	487,674
2.100%, 7/30/20	400,000	399,773
4.250%, 2/10/21	350,000	373,630
1.375%, 7/28/21	295,000	286,474
2.200%, 5/5/22	1,000,000	993,590
2.600%, 5/5/24	750,000	739,139
3.100%, 7/30/25	300,000	302,361
2.000%, 7/28/26	250,000	230,972
2.900%, 5/5/27	1,000,000	986,150
WhiteWave Foods Co. (The)
5.375%, 10/1/22	400,000	450,545

		38,719,140

Household Products (0.2%)
Church & Dwight Co., Inc.
2.450%, 12/15/19	500,000	504,496
Clorox Co. (The)
3.800%, 11/15/21	500,000	524,840
3.050%, 9/15/22	610,000	625,693
3.500%, 12/15/24	500,000	516,737
3.100%, 10/1/27(x)	500,000	497,767
Colgate-Palmolive Co.
1.500%, 11/1/18	500,000	499,610
2.300%, 5/3/22	1,000,000	1,004,149
2.100%, 5/1/23	1,000,000	982,057
3.250%, 3/15/24	500,000	518,096

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Kimberly-Clark Corp.
7.500%, 11/1/18	$800,000	$849,549
1.400%, 2/15/19	180,000	179,266
1.900%, 5/22/19	500,000	501,408
3.050%, 8/15/25	300,000	304,947
2.750%, 2/15/26	250,000	249,060
Procter & Gamble Co. (The)
1.600%, 11/15/18	900,000	901,926
1.700%, 11/3/21	500,000	493,577
2.150%, 8/11/22	1,000,000	998,440
3.100%, 8/15/23	2,625,000	2,732,725
2.450%, 11/3/26	500,000	483,591
2.850%, 8/11/27	1,000,000	993,301

		14,361,235

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
1.800%, 2/7/20	355,000	355,009
1.700%, 5/10/21	300,000	295,120
3.150%, 3/15/27	500,000	506,165

		1,156,294

Tobacco (0.4%)
Altria Group, Inc.
9.700%, 11/10/18	913,000	991,327
9.250%, 8/6/19	1,437,000	1,625,099
2.625%, 1/14/20	1,500,000	1,522,119
4.750%, 5/5/21	950,000	1,029,053
2.850%, 8/9/22	1,700,000	1,734,902
2.950%, 5/2/23	156,000	158,221
2.625%, 9/16/26	430,000	413,460
BAT Capital Corp.
2.297%, 8/14/20§	1,250,000	1,255,009
2.764%, 8/15/22(x)§	1,250,000	1,257,517
3.222%, 8/15/24§	2,250,000	2,256,773
3.557%, 8/15/27§	3,250,000	3,284,541
Philip Morris International, Inc.
1.875%, 1/15/19	600,000	601,411
1.625%, 2/21/19	500,000	499,669
2.000%, 2/21/20	500,000	500,361
4.500%, 3/26/20	1,000,000	1,060,211
4.125%, 5/17/21	300,000	319,092
2.625%, 2/18/22	375,000	378,063
2.375%, 8/17/22	1,000,000	992,924
2.500%, 8/22/22	1,000,000	998,442
2.625%, 3/6/23	1,150,000	1,152,190
2.125%, 5/10/23	625,000	609,341
3.600%, 11/15/23	600,000	631,200
3.250%, 11/10/24	500,000	505,817
3.375%, 8/11/25	250,000	255,737
3.125%, 8/17/27	1,000,000	1,002,166
Reynolds American, Inc.
8.125%, 6/23/19	572,000	628,701
6.875%, 5/1/20	1,266,000	1,412,126
3.250%, 6/12/20	162,000	166,093
4.000%, 6/12/22	600,000	633,576
4.850%, 9/15/23	1,500,000	1,647,763
4.450%, 6/12/25	2,035,000	2,183,573

		31,706,477

Total Consumer Staples		209,389,081

Energy (3.1%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
3.200%, 8/15/21	286,000	294,360
Halliburton Co.
3.250%, 11/15/21	350,000	359,357
3.500%, 8/1/23	800,000	834,294
3.800%, 11/15/25	1,562,000	1,604,866
Helmerich & Payne International Drilling Co.
4.650%, 3/15/25	300,000	321,612
National Oilwell Varco, Inc.
2.600%, 12/1/22	687,000	671,658
Oceaneering International, Inc.
4.650%, 11/15/24	500,000	495,903
Schlumberger Investment SA
3.650%, 12/1/23	1,500,000	1,581,897
TechnipFMC plc
3.450%, 10/1/22§	400,000	401,651

		6,565,598

Oil, Gas & Consumable Fuels (3.0%)
Anadarko Petroleum Corp.
8.700%, 3/15/19	927,000	1,011,319
4.850%, 3/15/21	475,000	504,640
3.450%, 7/15/24	800,000	788,160
5.550%, 3/15/26(x)	1,250,000	1,392,750
Apache Corp.
3.625%, 2/1/21	1,000,000	1,028,006
3.250%, 4/15/22	362,000	367,379
Boardwalk Pipelines LP
5.750%, 9/15/19	739,000	783,628
4.950%, 12/15/24	500,000	533,264
5.950%, 6/1/26	250,000	280,489
BP Capital Markets plc
4.750%, 3/10/19	1,121,000	1,168,726
1.676%, 5/3/19	385,000	384,467
2.237%, 5/10/19	100,000	100,842
1.768%, 9/19/19	340,000	340,188
2.521%, 1/15/20	880,000	892,914
2.315%, 2/13/20	1,000,000	1,010,718
4.500%, 10/1/20	1,637,000	1,754,672
4.742%, 3/11/21	1,000,000	1,083,870
2.112%, 9/16/21	650,000	646,936
3.561%, 11/1/21	1,500,000	1,572,824
3.245%, 5/6/22	1,375,000	1,424,513
2.520%, 9/19/22	500,000	500,691
2.500%, 11/6/22	1,500,000	1,495,434
2.750%, 5/10/23	1,000,000	1,003,302
3.994%, 9/26/23	500,000	535,502
3.216%, 11/28/23	500,000	510,452
3.814%, 2/10/24	1,150,000	1,210,742
3.224%, 4/14/24	1,500,000	1,524,508
3.535%, 11/4/24	1,150,000	1,185,024
3.119%, 5/4/26	500,000	499,831
3.279%, 9/19/27	750,000	748,952
Buckeye Partners LP
4.875%, 2/1/21	1,420,000	1,506,115
Canadian Natural Resources Ltd.
2.950%, 1/15/23	1,425,000	1,420,800
3.800%, 4/15/24	64,000	65,448
3.850%, 6/1/27	1,300,000	1,309,757
Cenovus Energy, Inc.
5.700%, 10/15/19	1,060,000	1,121,612
3.000%, 8/15/22	765,000	751,613
4.250%, 4/15/27(x)§	1,250,000	1,239,500
Chevron Corp.
1.790%, 11/16/18	750,000	751,025
4.950%, 3/3/19	1,346,000	1,407,473
1.561%, 5/16/19	1,500,000	1,496,637
2.193%, 11/15/19	715,000	721,243
1.961%, 3/3/20	1,500,000	1,505,277
2.427%, 6/24/20	2,250,000	2,283,382
2.419%, 11/17/20	750,000	760,664
2.100%, 5/16/21	1,500,000	1,499,680

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.411%, 3/3/22	$500,000	$502,723
2.355%, 12/5/22	1,800,000	1,801,328
2.566%, 5/16/23	1,250,000	1,256,252
3.191%, 6/24/23	1,425,000	1,478,725
3.326%, 11/17/25	1,000,000	1,029,328
2.954%, 5/16/26	1,500,000	1,498,716
Cimarex Energy Co.
4.375%, 6/1/24	1,000,000	1,062,477
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	2,450,000	2,450,408
CNOOC Finance 2015 Australia Pty. Ltd.
2.625%, 5/5/20	1,000,000	1,004,034
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,625,753
CNOOC Nexen Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,169,411
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	250,000	256,884
4.500%, 6/1/25	400,000	430,148
Concho Resources, Inc.
4.375%, 1/15/25	750,000	789,375
ConocoPhillips Co.
2.200%, 5/15/20	430,000	431,690
4.200%, 3/15/21	750,000	798,669
2.400%, 12/15/22	1,806,000	1,786,509
3.350%, 11/15/24	250,000	256,934
3.350%, 5/15/25(x)	715,000	729,411
4.950%, 3/15/26	750,000	848,092
Devon Energy Corp.
4.000%, 7/15/21	837,000	870,480
3.250%, 5/15/22(x)	750,000	757,082
5.850%, 12/15/25	500,000	576,600
Ecopetrol SA
7.625%, 7/23/19	1,859,000	2,037,929
5.875%, 9/18/23	1,000,000	1,112,000
4.125%, 1/16/25	1,000,000	1,000,000
Enable Midstream Partners LP
2.400%, 5/15/19	750,000	745,337
3.900%, 5/15/24	750,000	754,492
Enbridge Energy Partners LP
9.875%, 3/1/19	500,000	553,721
5.200%, 3/15/20	1,081,000	1,149,081
4.200%, 9/15/21	500,000	525,340
Enbridge, Inc.
2.900%, 7/15/22	500,000	503,917
3.500%, 6/10/24	1,000,000	1,014,643
4.250%, 12/1/26	500,000	528,101
3.700%, 7/15/27	1,250,000	1,265,859
(USD 3 Month LIBOR + 3.42%), 5.500%, 7/15/77(k)	600,000	608,280
Encana Corp.
6.500%, 5/15/19	500,000	532,500
3.900%, 11/15/21(x)	500,000	513,125
Energy Transfer LP
9.700%, 3/15/19	346,000	382,433
9.000%, 4/15/19	1,000,000	1,103,170
4.150%, 10/1/20	800,000	834,305
4.650%, 6/1/21	1,500,000	1,596,170
5.200%, 2/1/22	1,000,000	1,086,371
3.600%, 2/1/23	1,150,000	1,164,717
4.050%, 3/15/25	2,000,000	2,028,474
4.750%, 1/15/26	1,250,000	1,317,352
EnLink Midstream Partners LP
4.850%, 7/15/26	450,000	473,445
Enterprise Products Operating LLC
2.550%, 10/15/19	750,000	756,436
5.250%, 1/31/20	200,000	214,034
5.200%, 9/1/20	1,500,000	1,626,874
2.850%, 4/15/21	1,055,000	1,071,663
4.050%, 2/15/22	500,000	528,260
3.350%, 3/15/23	1,356,000	1,390,638
3.750%, 2/15/25	1,415,000	1,465,841
Series D
(USD 3 Month LIBOR + 2.99%), 4.875%, 8/16/77(k)	750,000	753,750
Series E
(USD 3 Month LIBOR + 3.03%), 5.250%, 8/16/77(k)	750,000	751,125
EOG Resources, Inc.
5.625%, 6/1/19	1,094,000	1,159,291
4.100%, 2/1/21	1,625,000	1,720,592
3.150%, 4/1/25	2,000,000	1,996,318
4.150%, 1/15/26	500,000	529,763
EQT Corp.
8.125%, 6/1/19	1,027,000	1,126,214
2.500%, 10/1/20	280,000	280,836
4.875%, 11/15/21	156,000	168,664
3.000%, 10/1/22	465,000	466,640
3.900%, 10/1/27	750,000	750,088
EQT Midstream Partners LP
4.000%, 8/1/24	415,000	421,723
Exxon Mobil Corp.
1.708%, 3/1/19	1,000,000	1,002,841
1.819%, 3/15/19	1,500,000	1,504,604
1.912%, 3/6/20	1,000,000	1,003,014
2.222%, 3/1/21	1,480,000	1,489,513
2.397%, 3/6/22	250,000	252,138
2.726%, 3/1/23	1,680,000	1,706,251
3.176%, 3/15/24	2,000,000	2,077,973
2.709%, 3/6/25	1,000,000	1,008,528
3.043%, 3/1/26	2,025,000	2,056,700
HollyFrontier Corp.
5.875%, 4/1/26	250,000	274,024
Husky Energy, Inc.
7.250%, 12/15/19	295,000	325,438
3.950%, 4/15/22	2,000,000	2,093,957
4.000%, 4/15/24	125,000	128,942
Kinder Morgan Energy Partners LP
2.650%, 2/1/19	500,000	503,739
9.000%, 2/1/19	793,000	863,308
6.850%, 2/15/20	1,061,000	1,167,228
6.500%, 4/1/20	375,000	411,537
5.300%, 9/15/20	202,000	217,875
3.500%, 3/1/21	2,040,000	2,087,536
5.800%, 3/1/21	1,000,000	1,097,617
4.150%, 3/1/22	500,000	521,909
3.950%, 9/1/22	3,750,000	3,887,208
3.450%, 2/15/23	500,000	505,598
3.500%, 9/1/23	100,000	101,454
4.250%, 9/1/24	750,000	781,501
Kinder Morgan, Inc.
3.150%, 1/15/23	750,000	754,289
Magellan Midstream Partners LP
6.550%, 7/15/19	287,000	308,636
4.250%, 2/1/21	624,000	657,546
5.000%, 3/1/26	250,000	279,595
Marathon Oil Corp.
2.700%, 6/1/20	750,000	750,075
2.800%, 11/1/22	875,000	856,406

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.850%, 6/1/25(x)	$750,000	$750,953
Marathon Petroleum Corp.
2.700%, 12/14/18	1,000,000	1,007,688
3.400%, 12/15/20	1,000,000	1,032,562
5.125%, 3/1/21	391,000	426,093
MPLX LP
4.875%, 12/1/24	1,000,000	1,081,705
4.000%, 2/15/25	300,000	305,143
4.875%, 6/1/25	1,500,000	1,613,350
4.125%, 3/1/27	1,335,000	1,359,372
Nexen Energy ULC
6.200%, 7/30/19	500,000	532,202
Noble Energy, Inc.
4.150%, 12/15/21	156,000	164,459
3.900%, 11/15/24	1,500,000	1,536,822
Occidental Petroleum Corp.
3.125%, 2/15/22	1,500,000	1,552,417
2.600%, 4/15/22	900,000	909,299
2.700%, 2/15/23	1,156,000	1,161,086
3.400%, 4/15/26	355,000	361,337
Series 1
4.100%, 2/1/21	1,000,000	1,061,854
ONEOK Partners LP
8.625%, 3/1/19	1,602,000	1,742,199
3.375%, 10/1/22	150,000	151,455
5.000%, 9/15/23	1,000,000	1,084,150
ONEOK, Inc.
4.000%, 7/13/27	225,000	226,820
Petroleos Mexicanos
5.500%, 2/4/19	605,000	629,956
8.000%, 5/3/19	1,900,000	2,071,000
6.000%, 3/5/20(x)	2,323,000	2,496,063
3.500%, 7/23/20	2,000,000	2,042,000
6.375%, 2/4/21(x)	1,000,000	1,092,750
4.875%, 1/24/22	1,500,000	1,573,125
5.375%, 3/13/22§	500,000	533,450
3.500%, 1/30/23	2,381,000	2,346,714
4.625%, 9/21/23	1,300,000	1,340,430
4.875%, 1/18/24	2,000,000	2,074,000
2.378%, 4/15/25	864,000	865,037
2.460%, 12/15/25	850,000	848,344
4.500%, 1/23/26(x)	2,000,000	1,992,100
6.875%, 8/4/26	1,000,000	1,137,400
6.500%, 3/13/27§	4,500,000	4,987,035
Phillips 66
4.300%, 4/1/22	2,250,000	2,404,874
Phillips 66 Partners LP
3.605%, 2/15/25	1,000,000	995,735
3.550%, 10/1/26	300,000	294,980
Pioneer Natural Resources Co.
7.500%, 1/15/20	250,000	278,586
3.450%, 1/15/21	500,000	515,357
4.450%, 1/15/26	1,250,000	1,337,808
Plains All American Pipeline LP
8.750%, 5/1/19	404,000	439,097
2.600%, 12/15/19	1,575,000	1,567,125
5.000%, 2/1/21	1,000,000	1,043,750
3.850%, 10/15/23	250,000	250,938
3.600%, 11/1/24	1,250,000	1,221,300
4.500%, 12/15/26(x)	500,000	508,950
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	3,615,000	3,915,388
5.750%, 5/15/24	2,215,000	2,464,112
5.625%, 3/1/25	2,215,000	2,445,134
5.000%, 3/15/27	3,000,000	3,191,972
Sasol Financing International Ltd.
4.500%, 11/14/22	750,000	777,000
Spectra Energy Capital LLC
3.300%, 3/15/23	500,000	499,511
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	1,014,776
3.375%, 10/15/26	315,000	312,664
Statoil ASA
5.250%, 4/15/19	1,006,000	1,058,310
2.250%, 11/8/19	1,000,000	1,006,986
2.900%, 11/8/20	1,170,000	1,196,760
2.750%, 11/10/21	1,000,000	1,016,738
3.150%, 1/23/22	1,000,000	1,033,584
2.450%, 1/17/23	500,000	499,239
2.650%, 1/15/24	500,000	496,321
3.700%, 3/1/24	1,000,000	1,052,987
3.250%, 11/10/24	600,000	615,792
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21	250,000	264,081
3.450%, 1/15/23	750,000	756,093
4.250%, 4/1/24	1,000,000	1,032,534
5.950%, 12/1/25	250,000	284,035
3.900%, 7/15/26	500,000	496,629
TC PipeLines LP
4.375%, 3/13/25	1,000,000	1,044,806
3.900%, 5/25/27	200,000	200,614
Total Capital Canada Ltd.
2.750%, 7/15/23	1,000,000	1,007,192
Total Capital International SA
2.125%, 1/10/19	1,000,000	1,005,875
2.100%, 6/19/19(x)	1,000,000	1,006,417
2.875%, 2/17/22	250,000	255,483
2.700%, 1/25/23	1,187,000	1,200,795
3.750%, 4/10/24	2,000,000	2,113,516
Total Capital SA
4.450%, 6/24/20	825,000	881,135
4.125%, 1/28/21	1,100,000	1,169,721
4.250%, 12/15/21	500,000	538,451
TransCanada PipeLines Ltd.
3.125%, 1/15/19	100,000	101,610
7.125%, 1/15/19	1,293,000	1,379,243
3.800%, 10/1/20	1,298,000	1,355,768
2.500%, 8/1/22	850,000	848,696
4.875%, 1/15/26	550,000	620,635
Valero Energy Corp.
9.375%, 3/15/19	554,000	611,380
6.125%, 2/1/20	1,154,000	1,256,386
3.650%, 3/15/25	600,000	616,036
3.400%, 9/15/26	350,000	345,866
Valero Energy Partners LP
4.375%, 12/15/26	215,000	221,962
Western Gas Partners LP
4.000%, 7/1/22	500,000	516,250
3.950%, 6/1/25	1,400,000	1,404,375
4.650%, 7/1/26	250,000	262,100
Williams Partners LP
5.250%, 3/15/20	1,000,000	1,073,302
4.125%, 11/15/20	250,000	262,050
4.000%, 11/15/21	750,000	782,089
3.600%, 3/15/22	1,500,000	1,547,564
3.350%, 8/15/22	1,200,000	1,219,415
4.500%, 11/15/23	1,000,000	1,073,997
4.300%, 3/4/24	3,000,000	3,168,378
4.000%, 9/15/25	2,500,000	2,566,246
3.750%, 6/15/27	500,000	500,840

		250,760,199

Total Energy		257,325,797

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (14.0%)
Banks (8.2%)
Agricultural Bank of China Ltd.
2.750%, 5/21/20	$500,000	$501,980
Australia & New Zealand Banking Group Ltd.
2.000%, 11/16/18	250,000	250,313
1.600%, 7/15/19	460,000	457,230
2.050%, 9/23/19	1,000,000	1,000,793
2.125%, 8/19/20	750,000	748,993
2.700%, 11/16/20	500,000	507,488
2.300%, 6/1/21	1,650,000	1,642,368
2.550%, 11/23/21	1,250,000	1,250,240
2.625%, 5/19/22	750,000	750,730
3.700%, 11/16/25	1,000,000	1,051,918
Banco Bilbao Vizcaya Argentaria SA
3.000%, 10/20/20	1,000,000	1,020,595
Banco Santander SA
3.500%, 4/11/22	1,000,000	1,024,421
4.250%, 4/11/27	1,000,000	1,034,767
Bancolombia SA
5.950%, 6/3/21(x)	500,000	552,600
Bank of America Corp.
6.875%, 11/15/18	130,000	137,505
7.625%, 6/1/19	3,439,000	3,751,308
5.625%, 7/1/20	4,810,000	5,228,272
2.151%, 11/9/20	2,000,000	1,994,797
2.625%, 4/19/21	1,475,000	1,484,685
5.000%, 5/13/21	1,500,000	1,631,253
(USD 3 Month LIBOR + 0.63%), 2.328%, 10/1/21(k)	1,150,000	1,137,843
5.700%, 1/24/22	2,500,000	2,813,874
2.503%, 10/21/22	4,250,000	4,203,630
3.300%, 1/11/23	4,300,000	4,406,704
4.100%, 7/24/23	2,000,000	2,127,093
4.125%, 1/22/24	1,200,000	1,277,706
4.000%, 4/1/24	5,000,000	5,287,341
4.200%, 8/26/24	625,000	656,068
4.000%, 1/22/25	1,000,000	1,034,140
3.875%, 8/1/25	2,000,000	2,101,061
(USD 3 Month LIBOR + 1.09%), 3.093%, 10/1/25(k)	1,150,000	1,135,098
4.450%, 3/3/26	655,000	691,396
3.500%, 4/19/26	3,000,000	3,050,859
(USD 3 Month LIBOR + 1.58%), 3.824%, 1/20/28(k)	1,000,000	1,027,675
(USD 3 Month LIBOR + 1.51%), 3.705%, 4/24/28(k)	1,500,000	1,524,124
(USD 3 Month LIBOR + 1.37%), 3.593%, 7/21/28(k)	5,000,000	5,040,841
Series L
2.600%, 1/15/19	1,742,000	1,756,484
2.650%, 4/1/19	1,133,000	1,143,844
2.250%, 4/21/20	2,050,000	2,058,458
3.950%, 4/21/25	2,450,000	2,521,053
Bank of America NA
2.050%, 12/7/18	2,500,000	2,508,292
Bank of Montreal
1.500%, 7/18/19	750,000	745,267
1.750%, 9/11/19	500,000	498,583
2.100%, 12/12/19	1,500,000	1,505,090
2.100%, 6/15/20	1,150,000	1,151,937
1.900%, 8/27/21	2,000,000	1,973,352
2.350%, 9/11/22	500,000	494,950
2.550%, 11/6/22	1,300,000	1,297,279
Bank of Nova Scotia (The)
1.950%, 1/15/19	750,000	752,095
2.050%, 6/5/19	1,000,000	1,003,306
1.650%, 6/14/19	2,000,000	1,993,037
2.350%, 10/21/20	1,250,000	1,260,745
4.375%, 1/13/21	1,150,000	1,228,886
2.450%, 3/22/21	750,000	755,725
2.800%, 7/21/21	1,000,000	1,019,803
2.700%, 3/7/22	250,000	253,020
2.450%, 9/19/22	3,050,000	3,033,363
Barclays Bank plc
5.140%, 10/14/20	2,269,000	2,421,520
Barclays plc
2.750%, 11/8/19	2,250,000	2,272,984
2.875%, 6/8/20	2,500,000	2,524,824
3.250%, 1/12/21	500,000	509,182
3.200%, 8/10/21	750,000	761,366
3.684%, 1/10/23	560,000	574,392
3.650%, 3/16/25	1,750,000	1,758,522
4.375%, 1/12/26	1,500,000	1,566,462
5.200%, 5/12/26	2,000,000	2,139,995
BB&T Corp.
2.250%, 2/1/19	600,000	604,160
6.850%, 4/30/19	100,000	107,333
5.250%, 11/1/19	460,000	490,613
2.625%, 6/29/20	1,000,000	1,015,358
2.050%, 5/10/21	2,000,000	1,994,496
3.950%, 3/22/22	250,000	266,248
2.750%, 4/1/22	1,000,000	1,015,561
BNP Paribas
3.250%, 3/3/23	650,000	669,980
BNP Paribas SA
2.400%, 12/12/18	100,000	100,781
2.450%, 3/17/19	1,700,000	1,715,726
5.000%, 1/15/21	2,000,000	2,169,854
4.250%, 10/15/24	1,000,000	1,044,468
Branch Banking & Trust Co.
2.300%, 10/15/18	1,000,000	1,005,382
1.450%, 5/10/19	775,000	771,179
2.100%, 1/15/20	1,000,000	1,004,583
2.625%, 1/15/22	1,250,000	1,271,401
3.625%, 9/16/25	2,000,000	2,089,119
3.800%, 10/30/26	300,000	317,206
Canadian Imperial Bank of Commerce
1.600%, 9/6/19	2,150,000	2,137,617
2.100%, 10/5/20	500,000	500,060
2.550%, 6/16/22	1,000,000	1,001,767
Capital One Bank USA NA
2.150%, 11/21/18	250,000	250,667
2.250%, 2/13/19	2,000,000	2,005,977
3.375%, 2/15/23	1,000,000	1,016,812
Capital One NA
2.350%, 1/31/20	2,750,000	2,756,647
2.950%, 7/23/21	1,000,000	1,013,869
2.250%, 9/13/21	2,000,000	1,973,416
2.650%, 8/8/22	750,000	745,473
Citibank NA
2.000%, 3/20/19	2,000,000	2,006,234
1.850%, 9/18/19	1,250,000	1,249,706
2.100%, 6/12/20	1,500,000	1,508,704
Citigroup, Inc.
2.050%, 12/7/18	3,000,000	3,005,055
2.050%, 6/7/19	1,250,000	1,251,227
2.450%, 1/10/20	2,000,000	2,015,876
2.400%, 2/18/20	2,000,000	2,013,487
2.650%, 10/26/20	4,250,000	4,297,915

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.700%, 3/30/21	$1,150,000	$1,161,365
2.350%, 8/2/21	1,000,000	993,480
2.900%, 12/8/21	2,000,000	2,023,229
4.500%, 1/14/22	200,000	215,125
2.750%, 4/25/22	1,275,000	1,279,715
4.050%, 7/30/22	150,000	157,071
3.375%, 3/1/23(x)	1,150,000	1,178,984
3.500%, 5/15/23	1,000,000	1,018,480
3.875%, 10/25/23	1,550,000	1,623,577
3.750%, 6/16/24	500,000	522,147
4.000%, 8/5/24	2,500,000	2,595,436
3.875%, 3/26/25	500,000	512,446
3.300%, 4/27/25	3,000,000	3,021,898
4.400%, 6/10/25	650,000	686,208
3.700%, 1/12/26	3,000,000	3,070,450
4.600%, 3/9/26	595,000	633,325
3.400%, 5/1/26	2,500,000	2,504,919
3.200%, 10/21/26	3,250,000	3,192,147
(USD 3 Month LIBOR + 1.39%), 3.668%, 7/24/28(k)	3,000,000	3,026,703
Citizens Bank NA
2.450%, 12/4/19	750,000	755,591
2.250%, 3/2/20	765,000	766,935
2.200%, 5/26/20	895,000	895,252
2.550%, 5/13/21	610,000	613,276
2.650%, 5/26/22	505,000	505,313
Citizens Financial Group, Inc.
2.375%, 7/28/21	355,000	353,394
4.300%, 12/3/25	750,000	787,855
Comerica Bank
2.500%, 6/2/20	1,250,000	1,261,649
4.000%, 7/27/25	250,000	257,936
Comerica, Inc.
2.125%, 5/23/19	400,000	399,420
Commonwealth Bank of Australia
1.750%, 11/2/18	585,000	585,220
2.250%, 3/13/19	1,000,000	1,006,216
2.050%, 3/15/19	1,000,000	1,003,362
2.300%, 9/6/19	1,000,000	1,007,892
2.300%, 3/12/20	1,000,000	1,004,480
2.400%, 11/2/20	1,000,000	1,006,134
2.550%, 3/15/21	900,000	906,729
Compass Bank
2.875%, 6/29/22	750,000	747,713
3.875%, 4/10/25	1,000,000	1,001,671
Cooperatieve Rabobank UA
2.250%, 1/14/19	2,500,000	2,516,366
2.250%, 1/14/20	1,000,000	1,005,037
4.500%, 1/11/21	1,500,000	1,609,112
2.500%, 1/19/21	1,100,000	1,110,818
2.750%, 1/10/22	595,000	603,183
3.875%, 2/8/22	2,812,000	2,978,790
3.950%, 11/9/22	1,000,000	1,045,513
4.625%, 12/1/23	1,000,000	1,074,872
3.375%, 5/21/25	1,000,000	1,027,185
4.375%, 8/4/25	500,000	526,352
3.750%, 7/21/26	815,000	828,065
Series BKTN
1.375%, 8/9/19	2,000,000	1,986,584
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20	500,000	505,202
3.125%, 12/10/20	1,250,000	1,273,448
3.450%, 4/16/21	2,000,000	2,052,204
3.800%, 9/15/22	2,500,000	2,595,531
3.800%, 6/9/23	1,000,000	1,033,751
3.750%, 3/26/25	750,000	763,405
4.550%, 4/17/26	2,000,000	2,140,092
Discover Bank
2.600%, 11/13/18	1,000,000	1,006,938
7.000%, 4/15/20	1,200,000	1,325,250
3.100%, 6/4/20	500,000	511,738
3.200%, 8/9/21	350,000	357,898
3.450%, 7/27/26	840,000	821,339
Series AI
4.200%, 8/8/23	550,000	584,311
Fifth Third Bancorp
2.300%, 3/1/19	1,000,000	1,006,572
2.875%, 7/27/20	1,000,000	1,022,365
2.600%, 6/15/22	800,000	799,724
4.300%, 1/16/24	700,000	745,257
Fifth Third Bank
2.300%, 3/15/19	355,000	357,218
2.375%, 4/25/19	1,000,000	1,006,922
1.625%, 9/27/19	690,000	685,961
2.250%, 6/14/21	750,000	749,234
3.850%, 3/15/26	600,000	622,136
First Republic Bank
2.375%, 6/17/19	500,000	502,999
2.500%, 6/6/22	500,000	498,564
HSBC Bank USA NA
4.875%, 8/24/20	1,000,000	1,075,803
HSBC Holdings plc
3.400%, 3/8/21	2,250,000	2,309,469
5.100%, 4/5/21	2,700,000	2,928,516
2.950%, 5/25/21	1,750,000	1,766,842
2.650%, 1/5/22	2,500,000	2,509,455
4.875%, 1/14/22	750,000	820,124
4.000%, 3/30/22	1,650,000	1,742,867
(USD 3 Month LIBOR + 1.06%), 3.262%, 3/13/23(k)	1,500,000	1,528,704
3.600%, 5/25/23	1,500,000	1,561,103
4.250%, 3/14/24	1,700,000	1,772,404
4.250%, 8/18/25	1,600,000	1,658,651
4.300%, 3/8/26	2,500,000	2,680,090
3.900%, 5/25/26	1,140,000	1,193,347
4.375%, 11/23/26	1,815,000	1,895,624
(USD 3 Month LIBOR + 1.55%), 4.041%, 3/13/28(k)	1,250,000	1,305,779
Huntington Bancshares, Inc.
7.000%, 12/15/20(x)	80,000	91,118
2.300%, 1/14/22	2,800,000	2,768,448
Huntington National Bank (The)
2.200%, 11/6/18	1,000,000	1,002,805
2.200%, 4/1/19	500,000	501,265
2.375%, 3/10/20	345,000	347,131
2.500%, 8/7/22	750,000	745,229
Industrial & Commercial Bank of China Ltd.
2.157%, 11/13/18	750,000	748,718
3.231%, 11/13/19	700,000	710,985
2.905%, 11/13/20	750,000	754,931
2.635%, 5/26/21	350,000	348,048
2.452%, 10/20/21	1,150,000	1,134,935
ING Groep NV
3.150%, 3/29/22	1,250,000	1,271,971
3.950%, 3/29/27	1,250,000	1,300,057
Intesa Sanpaolo SpA
3.875%, 1/15/19	1,000,000	1,020,098
5.250%, 1/12/24	1,500,000	1,654,855
JPMorgan Chase & Co.
2.350%, 1/28/19	3,000,000	3,021,962
1.850%, 3/22/19	2,500,000	2,506,326
6.300%, 4/23/19	1,707,000	1,821,164

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
4.950%, 3/25/20	$500,000	$534,988
2.750%, 6/23/20	1,250,000	1,271,517
4.400%, 7/22/20	3,230,000	3,430,644
4.250%, 10/15/20	874,000	925,319
2.550%, 10/29/20	3,385,000	3,422,051
2.550%, 3/1/21	1,000,000	1,009,492
4.625%, 5/10/21	2,000,000	2,159,110
2.400%, 6/7/21	1,250,000	1,253,218
4.350%, 8/15/21	300,000	321,008
4.500%, 1/24/22	2,000,000	2,167,312
3.250%, 9/23/22	2,849,000	2,946,170
2.972%, 1/15/23	3,250,000	3,285,784
3.200%, 1/25/23	4,369,000	4,481,576
(USD 3 Month LIBOR + 0.94%), 2.776%, 4/25/23(k)	2,062,000	2,062,665
3.375%, 5/1/23	2,075,000	2,117,505
2.700%, 5/18/23	2,000,000	1,991,870
3.875%, 2/1/24	3,000,000	3,164,010
3.625%, 5/13/24	3,000,000	3,120,059
(USD 3 Month LIBOR + 1.16%), 3.220%, 3/1/25(k)	2,365,000	2,401,889
3.900%, 7/15/25	3,000,000	3,157,936
3.300%, 4/1/26	2,000,000	2,012,062
3.200%, 6/15/26	1,750,000	1,743,370
(USD 3 Month LIBOR + 1.38%), 3.540%, 5/1/28(k)	2,750,000	2,781,197
KeyBank NA
2.350%, 3/8/19	445,000	448,880
1.600%, 8/22/19	325,000	322,712
2.250%, 3/16/20	750,000	753,680
2.500%, 11/22/21	250,000	251,323
2.400%, 6/9/22	635,000	635,311
2.300%, 9/14/22	1,500,000	1,484,787
3.300%, 6/1/25	250,000	256,720
3.400%, 5/20/26	1,000,000	999,515
KeyCorp
2.900%, 9/15/20	1,175,000	1,199,389
5.100%, 3/24/21	1,375,000	1,500,380
Korea Development Bank (The)
3.000%, 3/17/19	1,000,000	1,010,061
2.500%, 3/11/20	1,000,000	998,987
2.250%, 5/18/20	1,000,000	991,594
4.625%, 11/16/21	250,000	267,966
2.625%, 2/27/22	2,000,000	1,985,871
3.000%, 9/14/22	1,000,000	1,007,953
2.750%, 3/19/23	500,000	497,234
3.750%, 1/22/24	500,000	519,665
Kreditanstalt fuer Wiederaufbau
1.125%, 11/16/18	2,000,000	1,990,221
1.375%, 12/14/18	500,000	498,918
1.500%, 2/6/19	1,000,000	998,812
1.875%, 4/1/19	3,150,000	3,169,421
4.875%, 6/17/19	1,900,000	2,002,559
1.000%, 7/15/19	3,000,000	2,964,919
1.250%, 9/30/19	3,000,000	2,981,977
1.750%, 10/15/19	2,500,000	2,501,870
4.000%, 1/27/20	8,539,000	8,973,419
1.750%, 3/31/20	3,000,000	2,997,901
1.500%, 4/20/20	4,000,000	3,980,728
1.875%, 6/30/20	3,000,000	3,005,564
2.750%, 9/8/20	2,436,000	2,499,868
2.750%, 10/1/20	3,150,000	3,232,527
1.875%, 11/30/20	1,500,000	1,500,095
1.625%, 3/15/21	4,000,000	3,987,822
1.500%, 6/15/21	4,000,000	3,934,663
2.375%, 8/25/21	1,500,000	1,521,541
1.750%, 9/15/21	3,950,000	3,912,883
2.000%, 11/30/21	2,000,000	1,997,489
2.625%, 1/25/22	3,000,000	3,077,886
2.125%, 3/7/22	3,500,000	3,507,635
2.125%, 6/15/22	3,000,000	3,001,496
2.000%, 10/4/22	2,312,000	2,302,367
2.125%, 1/17/23	3,350,000	3,338,909
2.500%, 11/20/24	5,000,000	5,057,709
2.000%, 5/2/25(x)	3,000,000	2,933,177
Landwirtschaftliche Rentenbank
1.750%, 4/15/19	2,000,000	2,004,609
1.375%, 10/23/19	829,000	822,991
2.000%, 1/13/25	3,000,000	2,923,295
1.750%, 7/27/26	500,000	469,449
Series 36
2.000%, 12/6/21	1,000,000	997,879
Lloyds Bank plc
2.700%, 8/17/20	1,000,000	1,015,421
6.375%, 1/21/21	1,000,000	1,125,946
Lloyds Banking Group plc
3.100%, 7/6/21	375,000	381,245
3.000%, 1/11/22	1,365,000	1,377,011
4.582%, 12/10/25	1,000,000	1,048,996
4.650%, 3/24/26	1,750,000	1,845,643
3.750%, 1/11/27	1,385,000	1,413,374
Manufacturers & Traders Trust Co.
2.300%, 1/30/19	800,000	804,513
2.250%, 7/25/19	1,100,000	1,105,901
2.050%, 8/17/20	500,000	499,399
2.500%, 5/18/22	500,000	501,874
2.900%, 2/6/25	1,000,000	996,781
3.400%, 8/17/27	330,000	331,914
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21	1,805,000	1,833,042
2.190%, 9/13/21	1,350,000	1,335,059
2.998%, 2/22/22	1,250,000	1,274,353
2.527%, 9/13/23	760,000	749,025
3.850%, 3/1/26	2,170,000	2,263,109
2.757%, 9/13/26	1,250,000	1,203,890
3.677%, 2/22/27	1,000,000	1,035,107
3.287%, 7/25/27	1,000,000	995,014
Mizuho Financial Group, Inc.
2.273%, 9/13/21	850,000	835,977
2.953%, 2/28/22	1,150,000	1,159,526
2.601%, 9/11/22	1,000,000	991,699
2.839%, 9/13/26	850,000	817,607
3.663%, 2/28/27	1,000,000	1,030,663
3.170%, 9/11/27	1,250,000	1,222,335
MUFG Americas Holdings Corp.
2.250%, 2/10/20	250,000	250,770
3.500%, 6/18/22	1,800,000	1,860,984
3.000%, 2/10/25	100,000	99,218
National Australia Bank Ltd.
1.375%, 7/12/19	1,000,000	992,635
2.250%, 1/10/20	1,000,000	1,004,818
2.125%, 5/22/20	1,000,000	999,421
2.625%, 1/14/21	750,000	757,132
1.875%, 7/12/21	1,000,000	980,735
2.800%, 1/10/22	1,000,000	1,010,894
2.500%, 5/22/22	1,000,000	994,612
3.000%, 1/20/23	1,350,000	1,367,002
3.375%, 1/14/26	750,000	762,891
2.500%, 7/12/26	1,500,000	1,425,125
National Bank of Canada
2.100%, 12/14/18	1,500,000	1,504,851
2.150%, 6/12/20	730,000	729,964

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Oesterreichische Kontrollbank AG
1.625%, 3/12/19	$1,000,000	$999,178
1.125%, 4/26/19	3,000,000	2,973,339
1.750%, 1/24/20	700,000	698,949
2.375%, 10/1/21	1,500,000	1,518,995
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	310,300
PNC Bank NA
1.800%, 11/5/18	250,000	250,333
1.700%, 12/7/18	1,500,000	1,500,258
2.200%, 1/28/19	1,500,000	1,509,201
1.950%, 3/4/19	1,500,000	1,504,481
1.450%, 7/29/19	445,000	442,007
2.000%, 5/19/20	750,000	750,261
2.300%, 6/1/20	500,000	504,003
2.600%, 7/21/20	750,000	761,739
2.450%, 11/5/20	250,000	252,741
2.150%, 4/29/21	1,250,000	1,248,430
2.550%, 12/9/21	1,050,000	1,059,848
2.625%, 2/17/22	1,250,000	1,263,838
2.950%, 1/30/23	250,000	254,357
3.800%, 7/25/23	1,000,000	1,057,163
3.300%, 10/30/24	1,000,000	1,030,394
2.950%, 2/23/25	250,000	251,290
3.250%, 6/1/25	500,000	511,387
PNC Financial Services Group, Inc. (The)
6.700%, 6/10/19	500,000	539,792
5.125%, 2/8/20	981,000	1,051,250
4.375%, 8/11/20	1,839,000	1,957,999
2.854%, 11/9/22(e)	2,000,000	2,030,001
3.900%, 4/29/24	500,000	527,060
3.150%, 5/19/27(x)	750,000	747,526
Regions Financial Corp.
3.200%, 2/8/21	675,000	691,921
2.750%, 8/14/22	650,000	648,870
Royal Bank of Canada
2.000%, 12/10/18	1,750,000	1,754,747
2.150%, 3/15/19	750,000	754,453
1.625%, 4/15/19	1,000,000	998,151
1.500%, 7/29/19	500,000	497,514
2.125%, 3/2/20	1,000,000	1,005,367
2.150%, 3/6/20	750,000	752,747
2.350%, 10/30/20	1,250,000	1,257,834
2.500%, 1/19/21	1,000,000	1,008,880
2.750%, 2/1/22	750,000	762,924
4.650%, 1/27/26	2,000,000	2,145,057
Royal Bank of Scotland Group plc
(USD 3 Month LIBOR + 1.48%), 3.498%, 5/15/23(k)	2,000,000	2,012,600
3.875%, 9/12/23	800,000	819,201
4.800%, 4/5/26	2,750,000	2,934,870
Santander Holdings USA, Inc.
2.700%, 5/24/19	750,000	754,817
3.700%, 3/28/22(x)§	1,590,000	1,620,059
4.500%, 7/17/25	1,500,000	1,563,860
4.400%, 7/13/27§	235,000	240,636
Santander Issuances SAU
5.179%, 11/19/25	1,000,000	1,076,682
Santander UK Group Holdings plc
2.875%, 10/16/20	750,000	761,727
3.125%, 1/8/21	1,000,000	1,018,872
2.875%, 8/5/21	1,250,000	1,256,559
3.571%, 1/10/23	520,000	533,337
Santander UK plc
2.500%, 3/14/19	500,000	504,453
2.350%, 9/10/19	670,000	674,063
2.375%, 3/16/20	1,000,000	1,007,857
4.000%, 3/13/24	1,000,000	1,055,430
Skandinaviska Enskilda Banken AB
1.500%, 9/13/19	600,000	594,855
2.300%, 3/11/20	750,000	754,069
2.625%, 3/15/21	1,000,000	1,010,948
1.875%, 9/13/21	800,000	783,785
2.800%, 3/11/22	750,000	759,879
Societe Generale SA
2.625%, 10/1/18	1,000,000	1,008,573
Sumitomo Mitsui Banking Corp.
1.762%, 10/19/18	585,000	585,113
2.450%, 1/10/19	800,000	805,337
1.966%, 1/11/19	1,000,000	1,000,601
2.050%, 1/18/19	750,000	752,664
2.250%, 7/11/19	750,000	752,520
2.450%, 1/16/20	500,000	503,059
2.650%, 7/23/20	750,000	757,537
2.450%, 10/20/20	800,000	802,443
3.200%, 7/18/22	750,000	766,155
3.000%, 1/18/23	1,000,000	1,010,652
3.950%, 1/10/24	2,250,000	2,382,491
3.400%, 7/11/24	1,000,000	1,025,451
3.650%, 7/23/25	750,000	776,021
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21	1,250,000	1,270,220
2.442%, 10/19/21	1,000,000	993,894
2.846%, 1/11/22(x)	1,500,000	1,513,613
3.784%, 3/9/26	1,250,000	1,300,420
3.010%, 10/19/26	1,000,000	978,215
3.446%, 1/11/27(x)	1,700,000	1,723,272
3.364%, 7/12/27	750,000	754,289
SunTrust Bank
2.250%, 1/31/20	500,000	502,727
3.300%, 5/15/26	1,000,000	988,340
SunTrust Banks, Inc.
2.350%, 11/1/18	350,000	351,711
2.500%, 5/1/19	500,000	504,849
2.900%, 3/3/21	500,000	509,798
2.700%, 1/27/22	1,000,000	1,008,229
SVB Financial Group
5.375%, 9/15/20	160,000	173,781
Svenska Handelsbanken AB
2.500%, 1/25/19	3,000,000	3,026,468
1.500%, 9/6/19	1,000,000	993,434
1.950%, 9/8/20	540,000	538,617
2.450%, 3/30/21	1,145,000	1,152,138
1.875%, 9/7/21	505,000	496,355
Toronto-Dominion Bank (The)
1.950%, 1/22/19	1,500,000	1,504,726
2.125%, 7/2/19(x)	1,000,000	1,004,959
2.250%, 11/5/19(x)	1,000,000	1,006,772
1.850%, 9/11/20	1,165,000	1,160,460
2.500%, 12/14/20	1,000,000	1,012,302
2.125%, 4/7/21	1,500,000	1,496,889
(5-Year Swap Rate + 2.21%), 3.625%, 9/15/31(k)	1,000,000	991,192
US Bancorp
2.350%, 1/29/21	1,000,000	1,007,792
4.125%, 5/24/21	1,000,000	1,068,921
3.000%, 3/15/22	750,000	772,555
2.950%, 7/15/22	1,600,000	1,632,271
3.700%, 1/30/24	500,000	529,436
3.600%, 9/11/24	1,000,000	1,042,876
3.100%, 4/27/26	1,415,000	1,409,437

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Series V
2.375%, 7/22/26	$2,000,000	$1,903,717
Series X
3.150%, 4/27/27	2,550,000	2,560,096
US Bank NA
1.400%, 4/26/19	775,000	771,707
2.125%, 10/28/19	1,000,000	1,006,779
2.800%, 1/27/25	1,000,000	996,899
Wells Fargo & Co.
2.150%, 1/15/19	1,166,000	1,171,136
2.125%, 4/22/19	3,750,000	3,769,805
2.550%, 12/7/20	1,715,000	1,731,660
3.000%, 1/22/21	1,500,000	1,534,529
2.500%, 3/4/21	2,000,000	2,013,233
4.600%, 4/1/21	2,000,000	2,151,846
2.100%, 7/26/21	1,250,000	1,235,697
3.500%, 3/8/22	1,844,000	1,918,391
2.625%, 7/22/22	4,000,000	4,005,792
3.069%, 1/24/23	1,000,000	1,017,632
4.125%, 8/15/23	3,000,000	3,172,020
3.300%, 9/9/24	2,000,000	2,028,104
3.000%, 2/19/25	2,500,000	2,478,587
3.000%, 4/22/26	4,000,000	3,919,038
4.100%, 6/3/26	2,000,000	2,074,104
3.000%, 10/23/26	1,500,000	1,462,598
(USD 3 Month LIBOR + 1.31%), 3.584%, 5/22/28(k)	8,035,000	8,136,124
Series M
3.450%, 2/13/23	1,806,000	1,851,238
Series N
2.150%, 1/30/20	1,250,000	1,253,602
Wells Fargo Bank NA
1.800%, 11/28/18	1,500,000	1,502,229
1.750%, 5/24/19	1,250,000	1,249,497
2.150%, 12/6/19	1,500,000	1,508,417
Westpac Banking Corp.
1.950%, 11/23/18	750,000	751,740
2.250%, 1/17/19	600,000	603,417
1.650%, 5/13/19	750,000	747,101
1.600%, 8/19/19	1,500,000	1,495,463
4.875%, 11/19/19	1,800,000	1,908,020
2.150%, 3/6/20	1,000,000	1,003,662
2.300%, 5/26/20(x)	1,000,000	1,007,760
2.600%, 11/23/20	1,500,000	1,524,064
2.100%, 5/13/21	750,000	746,275
2.000%, 8/19/21	1,250,000	1,234,497
2.800%, 1/11/22(x)	2,250,000	2,282,609
2.500%, 6/28/22	1,250,000	1,247,226
2.850%, 5/13/26	750,000	733,408
2.700%, 8/19/26	1,750,000	1,687,954
3.350%, 3/8/27	1,250,000	1,264,337
(5-Year Swap Rate + 2.24%), 4.322%, 11/23/31(k)	1,000,000	1,026,250

		673,966,819

Capital Markets (2.4%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	365,848
Ameriprise Financial, Inc.
7.300%, 6/28/19	861,000	939,577
5.300%, 3/15/20	156,000	167,916
4.000%, 10/15/23	150,000	160,369
3.700%, 10/15/24	750,000	784,498
2.875%, 9/15/26(x)	500,000	486,481
Apollo Investment Corp.
5.250%, 3/3/25	350,000	360,793
Ares Capital Corp.
4.875%, 11/30/18	500,000	515,289
3.875%, 1/15/20	300,000	308,319
3.625%, 1/19/22	600,000	607,739
3.500%, 2/10/23	750,000	742,051
Bank of New York Mellon Corp. (The)
2.100%, 1/15/19	48,000	48,260
2.300%, 9/11/19	1,500,000	1,511,679
2.600%, 8/17/20	350,000	355,780
2.450%, 11/27/20	1,000,000	1,011,188
4.150%, 2/1/21	1,187,000	1,264,228
2.500%, 4/15/21	600,000	606,666
2.050%, 5/3/21	1,000,000	995,254
3.550%, 9/23/21	750,000	785,710
2.600%, 2/7/22	1,000,000	1,010,171
(USD 3 Month LIBOR + 0.63%), 2.661%, 5/16/23(k)	700,000	703,377
2.200%, 8/16/23	425,000	415,998
3.650%, 2/4/24	2,100,000	2,216,342
2.800%, 5/4/26	750,000	740,764
2.450%, 8/17/26	1,000,000	958,151
3.250%, 5/16/27	700,000	711,451
Series G
2.150%, 2/24/20	2,000,000	2,009,318
3.000%, 2/24/25	1,500,000	1,512,863
BlackRock, Inc.
4.250%, 5/24/21	1,000,000	1,075,842
3.375%, 6/1/22	500,000	525,294
3.500%, 3/18/24	1,400,000	1,462,820
3.200%, 3/15/27	347,000	352,411
Series 2
5.000%, 12/10/19	973,000	1,039,264
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	616,480
Brookfield Finance LLC
4.000%, 4/1/24	750,000	777,513
CBOE Holdings, Inc.
1.950%, 6/28/19	315,000	314,928
3.650%, 1/12/27	650,000	664,833
Charles Schwab Corp. (The)
4.450%, 7/22/20	850,000	907,791
3.000%, 3/10/25	150,000	151,271
3.200%, 3/2/27	500,000	500,352
CME Group, Inc.
3.000%, 9/15/22	500,000	514,639
3.000%, 3/15/25	1,000,000	1,003,905
Credit Suisse AG
2.300%, 5/28/19	900,000	905,438
5.300%, 8/13/19	1,346,000	1,424,534
5.400%, 1/14/20	2,000,000	2,138,231
4.375%, 8/5/20	2,200,000	2,338,147
3.000%, 10/29/21	850,000	865,832
3.625%, 9/9/24	3,000,000	3,110,549
Deutsche Bank AG
2.500%, 2/13/19	1,600,000	1,608,718
2.850%, 5/10/19	750,000	757,256
2.700%, 7/13/20	1,000,000	1,005,698
2.950%, 8/20/20(x)	750,000	755,715
3.125%, 1/13/21	1,000,000	1,010,706
3.375%, 5/12/21	500,000	508,358
4.250%, 10/14/21	3,500,000	3,663,625
3.700%, 5/30/24	1,500,000	1,518,320
4.100%, 1/13/26	1,000,000	1,028,297
E*TRADE Financial Corp.
2.950%, 8/24/22	500,000	501,256
3.800%, 8/24/27	250,000	252,372

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Eaton Vance Corp.
3.625%, 6/15/23(x)	$500,000	$522,665
3.500%, 4/6/27	250,000	255,054
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,248,693
FS Investment Corp.
4.000%, 7/15/19	400,000	408,387
4.250%, 1/15/20	150,000	154,087
Goldman Sachs Group, Inc. (The)
7.500%, 2/15/19	2,999,000	3,222,663
2.000%, 4/25/19	250,000	249,975
2.550%, 10/23/19	1,000,000	1,008,631
2.300%, 12/13/19	2,315,000	2,321,998
5.375%, 3/15/20	3,150,000	3,381,504
2.600%, 4/23/20	3,000,000	3,026,370
2.750%, 9/15/20	350,000	354,704
2.600%, 12/27/20	4,000,000	4,023,326
2.875%, 2/25/21	1,000,000	1,013,939
2.625%, 4/25/21	1,860,000	1,868,181
5.250%, 7/27/21	1,905,000	2,093,496
2.350%, 11/15/21	900,000	892,453
5.750%, 1/24/22	4,400,000	4,928,770
3.000%, 4/26/22	2,085,000	2,108,102
3.625%, 1/22/23	2,244,000	2,324,807
(USD 3 Month LIBOR + 1.05%), 2.908%, 6/5/23(k)	1,500,000	1,501,057
4.000%, 3/3/24	3,045,000	3,215,762
3.850%, 7/8/24	2,000,000	2,084,407
3.500%, 1/23/25	3,250,000	3,301,026
3.750%, 5/22/25	2,400,000	2,469,928
(USD 3 Month LIBOR + 1.20%), 3.272%, 9/29/25(k)	1,830,000	1,832,264
3.750%, 2/25/26	580,000	593,684
3.500%, 11/16/26	1,815,000	1,820,580
3.850%, 1/26/27	2,240,000	2,278,637
(USD 3 Month LIBOR + 1.51%), 3.691%, 6/5/28(k)	1,000,000	1,010,105
Series D
6.000%, 6/15/20	1,428,000	1,567,018
Intercontinental Exchange, Inc.
2.750%, 12/1/20	610,000	621,754
2.350%, 9/15/22	1,750,000	1,747,223
4.000%, 10/15/23	850,000	912,061
3.750%, 12/1/25	610,000	640,125
Invesco Finance plc
3.125%, 11/30/22	1,000,000	1,025,888
Jefferies Group LLC
8.500%, 7/15/19	1,446,000	1,601,070
5.125%, 1/20/23	117,000	127,515
4.850%, 1/15/27	665,000	700,325
Lazard Group LLC
4.250%, 11/14/20	1,000,000	1,056,477
Legg Mason, Inc.
4.750%, 3/15/26	250,000	267,937
Moody’s Corp.
2.750%, 7/15/19	500,000	506,688
5.500%, 9/1/20	500,000	544,137
2.750%, 12/15/21	250,000	252,126
4.500%, 9/1/22	31,000	33,600
2.625%, 1/15/23§	650,000	646,390
4.875%, 2/15/24	500,000	550,738
Morgan Stanley
2.500%, 1/24/19	2,000,000	2,015,054
2.450%, 2/1/19	1,145,000	1,152,828
7.300%, 5/13/19	2,718,000	2,940,449
2.375%, 7/23/19	3,000,000	3,017,078
5.625%, 9/23/19	2,039,000	2,177,202
5.500%, 1/26/20	250,000	268,638
2.650%, 1/27/20	3,000,000	3,030,933
2.800%, 6/16/20	3,000,000	3,049,282
5.500%, 7/24/20	1,522,000	1,653,663
5.750%, 1/25/21	4,112,000	4,537,546
2.500%, 4/21/21	2,500,000	2,508,604
5.500%, 7/28/21	2,130,000	2,361,066
2.625%, 11/17/21	2,205,000	2,210,276
2.750%, 5/19/22	2,065,000	2,076,995
4.875%, 11/1/22	312,000	338,201
3.750%, 2/25/23	3,394,000	3,551,788
4.100%, 5/22/23	2,000,000	2,089,936
3.700%, 10/23/24	2,000,000	2,078,448
4.000%, 7/23/25	505,000	532,260
5.000%, 11/24/25	3,000,000	3,276,969
3.875%, 1/27/26	3,000,000	3,106,240
3.125%, 7/27/26	3,000,000	2,938,134
3.625%, 1/20/27	4,000,000	4,041,338
Series F
3.875%, 4/29/24	2,500,000	2,622,078
Nasdaq, Inc.
5.550%, 1/15/20	894,000	960,673
3.850%, 6/30/26	145,000	149,545
Nomura Holdings, Inc.
2.750%, 3/19/19	1,000,000	1,009,090
6.700%, 3/4/20	959,000	1,054,234
Northern Trust Corp.
3.450%, 11/4/20	850,000	885,391
3.375%, 8/23/21	375,000	392,109
2.375%, 8/2/22	500,000	503,993
(USD 3 Month LIBOR + 1.13%), 3.375%, 5/8/32(k)	468,000	467,536
Prospect Capital Corp.
5.000%, 7/15/19	350,000	360,422
S&P Global, Inc.
3.300%, 8/14/20	600,000	614,452
4.000%, 6/15/25	250,000	262,023
Stifel Financial Corp.
4.250%, 7/18/24	700,000	720,311
TD Ameritrade Holding Corp.
5.600%, 12/1/19	100,000	107,678
2.950%, 4/1/22	250,000	255,146
3.625%, 4/1/25	1,000,000	1,037,197
3.300%, 4/1/27	455,000	457,877
Thomson Reuters Corp.
4.700%, 10/15/19	369,000	387,860
4.300%, 11/23/23	500,000	532,229
3.350%, 5/15/26	570,000	566,374
UBS AG
2.375%, 8/14/19	2,500,000	2,520,574
2.350%, 3/26/20	2,750,000	2,766,125

		197,498,647

Consumer Finance (1.8%)
AerCap Ireland Capital DAC
3.750%, 5/15/19	2,225,000	2,277,843
4.625%, 10/30/20	2,350,000	2,502,906
4.500%, 5/15/21	2,150,000	2,274,105
3.950%, 2/1/22	2,700,000	2,812,263
3.500%, 5/26/22	1,030,000	1,058,040
3.650%, 7/21/27	1,000,000	994,657
American Express Co.
8.125%, 5/20/19	1,212,000	1,335,296
2.500%, 8/1/22	3,000,000	2,999,468
2.650%, 12/2/22	1,487,000	1,496,805
3.625%, 12/5/24	1,070,000	1,101,749
American Express Credit Corp.
1.875%, 11/5/18	400,000	400,821

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.125%, 3/18/19	$750,000	$753,976
1.875%, 5/3/19	1,005,000	1,006,204
2.250%, 8/15/19	2,000,000	2,014,120
1.700%, 10/30/19	750,000	746,782
2.375%, 5/26/20	1,750,000	1,767,638
2.250%, 5/5/21	2,000,000	2,002,016
3.300%, 5/3/27	1,150,000	1,159,693
American Honda Finance Corp.
2.125%, 10/10/18	1,000,000	1,004,199
1.500%, 11/19/18	1,000,000	997,235
1.200%, 7/12/19	1,000,000	990,362
2.000%, 2/14/20	750,000	750,753
1.650%, 7/12/21	1,000,000	977,266
1.700%, 9/9/21	2,400,000	2,353,555
2.900%, 2/16/24	500,000	506,184
2.300%, 9/9/26	720,000	681,593
Capital One Financial Corp.
2.500%, 5/12/20	1,987,000	1,997,124
4.750%, 7/15/21	500,000	539,236
3.050%, 3/9/22	600,000	604,940
3.750%, 4/24/24	1,000,000	1,034,157
4.200%, 10/29/25	750,000	764,336
3.750%, 7/28/26	2,000,000	1,979,621
3.750%, 3/9/27	1,150,000	1,161,276
Caterpillar Financial Services Corp.
7.150%, 2/15/19	1,000,000	1,070,961
1.900%, 3/22/19	1,000,000	1,001,484
1.350%, 5/18/19	1,000,000	993,817
2.100%, 6/9/19	700,000	704,484
2.100%, 1/10/20	385,000	386,899
2.000%, 3/5/20	1,000,000	999,763
1.850%, 9/4/20	500,000	497,146
1.931%, 10/1/21	1,000,000	984,634
2.850%, 6/1/22	500,000	509,045
2.400%, 6/6/22	1,000,000	998,042
2.625%, 3/1/23	1,000,000	1,001,956
3.300%, 6/9/24	1,250,000	1,289,251
2.400%, 8/9/26	250,000	240,318
Discover Financial Services
5.200%, 4/27/22	100,000	108,812
3.850%, 11/21/22	1,144,000	1,176,890
3.950%, 11/6/24	250,000	257,013
3.750%, 3/4/25	350,000	352,406
4.100%, 2/9/27	565,000	573,828
Ford Motor Credit Co. LLC
2.551%, 10/5/18	500,000	503,250
2.943%, 1/8/19	600,000	607,065
2.262%, 3/28/19	660,000	661,899
1.897%, 8/12/19	2,610,000	2,596,121
2.681%, 1/9/20	790,000	796,587
2.459%, 3/27/20	1,500,000	1,503,712
2.425%, 6/12/20	645,000	645,230
3.157%, 8/4/20	500,000	509,734
3.200%, 1/15/21	750,000	764,609
3.336%, 3/18/21	1,000,000	1,022,867
5.875%, 8/2/21	4,600,000	5,112,688
3.219%, 1/9/22	1,500,000	1,518,078
3.339%, 3/28/22	2,000,000	2,028,885
2.979%, 8/3/22	750,000	747,528
4.250%, 9/20/22	2,700,000	2,835,831
3.810%, 1/9/24	1,140,000	1,158,619
4.134%, 8/4/25	600,000	615,218
4.389%, 1/8/26	2,050,000	2,134,924
General Motors Financial Co., Inc.
3.100%, 1/15/19	500,000	504,600
2.400%, 5/9/19	780,000	783,408
2.350%, 10/4/19	750,000	751,205
3.150%, 1/15/20	1,000,000	1,018,533
2.650%, 4/13/20	625,000	629,505
3.200%, 7/13/20	1,250,000	1,280,357
3.700%, 11/24/20	1,750,000	1,812,537
4.200%, 3/1/21	750,000	788,560
3.200%, 7/6/21	2,250,000	2,289,358
3.450%, 1/14/22	1,000,000	1,021,615
3.450%, 4/10/22	2,000,000	2,041,499
3.150%, 6/30/22	225,000	226,467
3.700%, 5/9/23	875,000	890,686
3.950%, 4/13/24	1,000,000	1,019,274
4.000%, 1/15/25	2,000,000	2,030,616
4.300%, 7/13/25	1,250,000	1,288,872
5.250%, 3/1/26	700,000	761,371
4.000%, 10/6/26	750,000	751,762
4.350%, 1/17/27	835,000	859,157
HSBC Finance Corp.
6.676%, 1/15/21	671,000	757,948
HSBC USA, Inc.
2.250%, 6/23/19	1,250,000	1,256,962
2.350%, 3/5/20	2,000,000	2,012,066
2.750%, 8/7/20	500,000	508,836
5.000%, 9/27/20	650,000	699,668
3.500%, 6/23/24	900,000	926,290
John Deere Capital Corp.
1.650%, 10/15/18	310,000	310,205
1.950%, 12/13/18	650,000	652,397
2.250%, 4/17/19	500,000	504,173
1.250%, 10/9/19	1,000,000	989,235
2.050%, 3/10/20	750,000	751,851
1.950%, 6/22/20	95,000	94,779
2.375%, 7/14/20	500,000	504,176
2.450%, 9/11/20	200,000	201,901
2.800%, 3/4/21	1,000,000	1,019,717
3.900%, 7/12/21	350,000	369,744
3.150%, 10/15/21	500,000	516,679
2.650%, 1/6/22	500,000	506,502
2.750%, 3/15/22	1,000,000	1,017,539
2.150%, 9/8/22	650,000	644,224
2.800%, 3/6/23	500,000	507,888
3.350%, 6/12/24	650,000	673,577
2.650%, 6/24/24	350,000	347,688
3.400%, 9/11/25	350,000	362,862
2.650%, 6/10/26	500,000	488,216
2.800%, 9/8/27	400,000	393,420
PACCAR Financial Corp.
1.300%, 5/10/19	215,000	213,430
1.950%, 2/27/20	210,000	210,041
2.300%, 8/10/22(x)	1,000,000	991,876
Synchrony Financial
2.600%, 1/15/19	750,000	755,247
3.000%, 8/15/19	600,000	609,963
2.700%, 2/3/20	750,000	757,653
4.250%, 8/15/24	750,000	780,693
4.500%, 7/23/25	500,000	519,842
3.700%, 8/4/26	500,000	488,883
Toyota Motor Credit Corp.
2.000%, 10/24/18	200,000	200,947
1.700%, 1/9/19	1,000,000	1,000,673
1.700%, 2/19/19	500,000	500,179
2.125%, 7/18/19	1,000,000	1,006,078
1.550%, 10/18/19	750,000	745,618
2.150%, 3/12/20	3,000,000	3,016,334
1.950%, 4/17/20	500,000	500,172
4.500%, 6/17/20	300,000	319,951

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 1/11/21	$1,300,000	$1,385,522
1.900%, 4/8/21	750,000	742,860
2.750%, 5/17/21	750,000	763,239
3.400%, 9/15/21	1,050,000	1,094,381
2.600%, 1/11/22	1,000,000	1,010,892
3.300%, 1/12/22	156,000	162,117
2.800%, 7/13/22	750,000	762,928
2.150%, 9/8/22	850,000	839,992
2.625%, 1/10/23	1,150,000	1,157,090
2.250%, 10/18/23	750,000	735,004
2.900%, 4/17/24	500,000	508,862
3.200%, 1/11/27	1,000,000	1,019,406
Washington Prime Group LP
5.950%, 8/15/24	535,000	546,824

		145,070,435

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc.
2.100%, 8/14/19	700,000	705,460
2.200%, 3/15/21(x)	1,360,000	1,366,617
3.750%, 8/15/21	500,000	529,672
3.400%, 1/31/22	500,000	524,053
3.000%, 2/11/23	500,000	515,236
2.750%, 3/15/23	1,000,000	1,017,169
3.125%, 3/15/26	2,395,000	2,419,587
Block Financial LLC
4.125%, 10/1/20	500,000	520,420
5.250%, 10/1/25(x)	500,000	538,466
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	12,385,000	12,506,205
3.373%, 11/15/25	5,000,000	5,173,102
Genpact Luxembourg Sarl
3.700%, 4/1/22§	250,000	252,794
JPMorgan Chase Bank NA
1.650%, 9/23/19	635,000	632,814
Leucadia National Corp.
5.500%, 10/18/23	800,000	854,000
National Rural Utilities Cooperative Finance Corp.
10.375%, 11/1/18	1,000,000	1,091,948
1.650%, 2/8/19	165,000	164,694
1.500%, 11/1/19	270,000	268,180
2.350%, 6/15/20	1,500,000	1,512,884
2.300%, 11/1/20	250,000	251,343
2.400%, 4/25/22	300,000	302,317
2.300%, 9/15/22	250,000	247,539
2.700%, 2/15/23	500,000	502,936
3.400%, 11/15/23	1,000,000	1,039,332
2.950%, 2/7/24	210,000	212,610
3.250%, 11/1/25	250,000	254,537
3.050%, 4/25/27	350,000	348,965
(USD 3 Month LIBOR + 2.91%), 4.750%, 4/30/43(k)	350,000	361,813
ORIX Corp.
2.900%, 7/18/22	330,000	331,175
3.700%, 7/18/27	400,000	405,438
Private Export Funding Corp.
Series II
2.050%, 11/15/22	1,125,000	1,123,606
Series KK
3.550%, 1/15/24	729,000	783,496
Series LL
2.250%, 3/15/20(x)	2,000,000	2,024,344
Series MM
2.300%, 9/15/20	500,000	507,045
Shell International Finance BV
1.625%, 11/10/18	750,000	750,628
1.375%, 5/10/19	1,250,000	1,246,736
1.375%, 9/12/19	1,000,000	995,716
4.300%, 9/22/19	2,147,000	2,250,408
4.375%, 3/25/20	1,629,000	1,728,564
2.125%, 5/11/20	1,500,000	1,508,022
2.250%, 11/10/20	750,000	755,278
1.875%, 5/10/21	1,500,000	1,488,743
1.750%, 9/12/21	1,000,000	986,230
2.375%, 8/21/22	1,175,000	1,177,807
3.400%, 8/12/23	900,000	943,752
3.250%, 5/11/25	2,500,000	2,553,670
2.875%, 5/10/26	1,250,000	1,243,945
2.500%, 9/12/26	1,000,000	964,520
Synchrony Bank
3.000%, 6/15/22	770,000	769,325
Voya Financial, Inc.
3.125%, 7/15/24	700,000	686,423
3.650%, 6/15/26	625,000	628,690

		59,968,254

Insurance (0.8%)
Aflac, Inc.
4.000%, 2/15/22	500,000	531,864
3.625%, 6/15/23	1,150,000	1,206,018
3.625%, 11/15/24	1,000,000	1,048,621
Alleghany Corp.
5.625%, 9/15/20	200,000	217,034
Allied World Assurance Co. Holdings Ltd.
5.500%, 11/15/20	500,000	539,446
4.350%, 10/29/25	250,000	254,233
Allstate Corp. (The)
7.450%, 5/16/19	973,000	1,056,810
3.150%, 6/15/23	156,000	160,303
3.280%, 12/15/26	500,000	508,814
(USD 3 Month LIBOR + 2.94%), 5.750%, 8/15/53(k)	500,000	548,750
Alterra Finance LLC
6.250%, 9/30/20	500,000	553,630
American Financial Group, Inc.
9.875%, 6/15/19	169,000	190,107
3.500%, 8/15/26	400,000	400,864
American International Group, Inc.
2.300%, 7/16/19	1,000,000	1,005,429
3.375%, 8/15/20	500,000	516,845
6.400%, 12/15/20	1,100,000	1,235,929
3.300%, 3/1/21	555,000	571,107
4.875%, 6/1/22	750,000	824,031
3.750%, 7/10/25	1,380,000	1,417,203
3.900%, 4/1/26	2,000,000	2,076,551
Aon Corp.
5.000%, 9/30/20	787,000	847,262
Aon plc
2.800%, 3/15/21	350,000	354,549
3.500%, 6/14/24	350,000	359,621
3.875%, 12/15/25	600,000	629,707
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	518,290
Assurant, Inc.
4.000%, 3/15/23	300,000	310,953
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24	500,000	544,483
AXIS Specialty Finance LLC
5.875%, 6/1/20	700,000	758,809

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Berkshire Hathaway Finance Corp.
1.700%, 3/15/19	$1,000,000	$1,001,368
1.300%, 8/15/19	355,000	352,528
4.250%, 1/15/21	1,175,000	1,258,344
3.000%, 5/15/22	656,000	676,574
Brighthouse Financial, Inc.
3.700%, 6/22/27§	2,000,000	1,962,872
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	370,165
Chubb INA Holdings, Inc.
5.900%, 6/15/19	1,235,000	1,316,822
2.300%, 11/3/20	665,000	668,746
3.350%, 5/15/24	600,000	618,877
3.150%, 3/15/25	1,000,000	1,014,410
3.350%, 5/3/26	410,000	421,039
CNA Financial Corp.
5.875%, 8/15/20	902,000	985,257
4.500%, 3/1/26	500,000	537,577
3.450%, 8/15/27	500,000	492,386
Enstar Group Ltd.
4.500%, 3/10/22	250,000	258,734
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	549,758
First American Financial Corp.
4.600%, 11/15/24	500,000	516,801
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	786,210
Hartford Financial Services Group, Inc. (The)
6.000%, 1/15/19	1,000,000	1,051,030
5.500%, 3/30/20	900,000	971,869
5.125%, 4/15/22	250,000	276,623
Kemper Corp.
4.350%, 2/15/25	355,000	360,309
Lincoln National Corp.
6.250%, 2/15/20	485,000	531,163
4.850%, 6/24/21	334,000	360,258
3.625%, 12/12/26	500,000	506,542
Loews Corp.
2.625%, 5/15/23	900,000	898,437
3.750%, 4/1/26	300,000	311,135
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,065,596
(5-Year Swap Rate + 1.65%), 4.061%, 2/24/32(k)	750,000	755,046
Marsh & McLennan Cos., Inc.
2.350%, 9/10/19	375,000	377,421
4.800%, 7/15/21	600,000	652,507
2.750%, 1/30/22	915,000	927,500
3.500%, 6/3/24	1,000,000	1,032,477
Mercury General Corp.
4.400%, 3/15/27	300,000	308,620
MetLife, Inc.
7.717%, 2/15/19	508,000	548,059
4.750%, 2/8/21	1,547,000	1,674,342
3.082%, 12/15/22(x)	1,000,000	1,019,235
3.600%, 4/10/24	500,000	522,127
3.000%, 3/1/25	500,000	500,576
3.600%, 11/13/25(x)	1,300,000	1,352,264
Series D
4.368%, 9/15/23	667,000	726,588
Montpelier Re Holdings Ltd.
4.700%, 10/15/22	250,000	267,669
Old Republic International Corp.
4.875%, 10/1/24	400,000	430,355
3.875%, 8/26/26	500,000	506,505
PartnerRe Finance B LLC
5.500%, 6/1/20	454,000	489,494
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	347,487
(USD 3 Month LIBOR + 3.04%), 4.700%, 5/15/55(k)	300,000	307,500
Progressive Corp. (The)
3.750%, 8/23/21	219,000	229,865
Protective Life Corp.
7.375%, 10/15/19	550,000	603,579
Prudential Financial, Inc.
7.375%, 6/15/19	916,000	998,421
2.350%, 8/15/19	1,000,000	1,006,650
5.375%, 6/21/20	1,100,000	1,194,727
4.500%, 11/16/21	1,000,000	1,081,490
(USD 3 Month LIBOR + 3.92%), 5.625%, 6/15/43(k)	1,000,000	1,090,000
(USD 3 Month LIBOR + 2.38%), 4.500%, 9/15/47(k)(x)	1,075,000	1,091,233
Reinsurance Group of America, Inc.
6.450%, 11/15/19	369,000	401,575
5.000%, 6/1/21	60,000	64,844
4.700%, 9/15/23	1,000,000	1,083,540
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	253,969
3.450%, 7/1/27(x)	195,000	191,742
Torchmark Corp.
3.800%, 9/15/22	250,000	257,466
Travelers Cos., Inc. (The)
5.900%, 6/2/19	500,000	532,452
Trinity Acquisition plc
3.500%, 9/15/21	250,000	254,174
4.400%, 3/15/26	250,000	263,781
Unum Group
5.625%, 9/15/20	500,000	542,111
3.000%, 5/15/21	160,000	161,834
4.000%, 3/15/24	300,000	313,067
Willis North America, Inc.
3.600%, 5/15/24	550,000	564,473
Willis Towers Watson plc
5.750%, 3/15/21	500,000	549,801
WR Berkley Corp.
5.375%, 9/15/20	100,000	108,012
4.625%, 3/15/22	750,000	809,360
XLIT Ltd.
2.300%, 12/15/18	750,000	752,320
4.450%, 3/31/25	780,000	799,172

		67,254,123

Thrifts & Mortgage Finance (0.1%)
BPCE SA
2.500%, 12/10/18	1,100,000	1,108,930
2.500%, 7/15/19	1,250,000	1,264,498
2.250%, 1/27/20	500,000	501,560
2.650%, 2/3/21	750,000	758,194
2.750%, 12/2/21	500,000	505,046
4.000%, 4/15/24	1,250,000	1,324,748
3.375%, 12/2/26	500,000	508,619

		5,971,595

Total Financials		1,149,729,873

Health Care (3.2%)
Biotechnology (0.6%)
AbbVie, Inc.
2.000%, 11/6/18	219,000	219,689
2.500%, 5/14/20	3,500,000	3,542,754

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.300%, 5/14/21	$1,450,000	$1,443,813
2.900%, 11/6/22	2,519,000	2,551,683
3.200%, 11/6/22	1,000,000	1,026,526
2.850%, 5/14/23	1,000,000	1,006,347
3.600%, 5/14/25	3,000,000	3,105,622
3.200%, 5/14/26	1,500,000	1,494,934
Amgen, Inc.
5.700%, 2/1/19	958,000	1,005,549
2.200%, 5/22/19	750,000	753,452
4.500%, 3/15/20	315,000	333,310
2.125%, 5/1/20	250,000	250,124
2.200%, 5/11/20	1,100,000	1,102,555
3.450%, 10/1/20	1,312,000	1,359,414
4.100%, 6/15/21	1,000,000	1,063,486
1.850%, 8/19/21	500,000	490,303
2.700%, 5/1/22	500,000	502,286
2.650%, 5/11/22	600,000	603,392
3.625%, 5/15/22	1,094,000	1,146,314
2.250%, 8/19/23	1,150,000	1,119,790
3.625%, 5/22/24	1,750,000	1,824,833
3.125%, 5/1/25	250,000	251,520
2.600%, 8/19/26	1,150,000	1,099,821
Baxalta, Inc.
2.875%, 6/23/20	800,000	812,121
3.600%, 6/23/22	750,000	773,766
4.000%, 6/23/25	800,000	834,529
Biogen, Inc.
2.900%, 9/15/20	1,000,000	1,025,284
3.625%, 9/15/22	570,000	599,193
4.050%, 9/15/25	570,000	608,285
Celgene Corp.
2.875%, 8/15/20	1,000,000	1,022,952
3.950%, 10/15/20	1,031,000	1,086,572
3.250%, 8/15/22	850,000	875,892
3.550%, 8/15/22	1,000,000	1,043,588
4.000%, 8/15/23	850,000	909,852
3.625%, 5/15/24	2,000,000	2,080,429
3.875%, 8/15/25	1,000,000	1,054,588
Gilead Sciences, Inc.
2.050%, 4/1/19	1,150,000	1,155,151
1.850%, 9/20/19	340,000	340,353
2.350%, 2/1/20(x)	380,000	383,667
2.550%, 9/1/20	2,250,000	2,287,617
4.400%, 12/1/21	2,187,000	2,364,926
1.950%, 3/1/22(x)	255,000	250,242
3.250%, 9/1/22	835,000	863,041
2.500%, 9/1/23	755,000	749,589
3.700%, 4/1/24	1,000,000	1,058,524
3.650%, 3/1/26	2,500,000	2,605,590

		52,083,268

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories
5.125%, 4/1/19	676,000	707,719
2.350%, 11/22/19	1,785,000	1,801,185
2.000%, 3/15/20	500,000	499,141
4.125%, 5/27/20	325,000	341,423
2.800%, 9/15/20	650,000	659,290
2.900%, 11/30/21	1,650,000	1,676,459
2.550%, 3/15/22	750,000	749,828
3.250%, 4/15/23	1,150,000	1,174,314
3.400%, 11/30/23	1,750,000	1,796,708
2.950%, 3/15/25	1,000,000	983,463
3.875%, 9/15/25	490,000	507,146
3.750%, 11/30/26	3,500,000	3,587,079
Baxter International, Inc.
1.700%, 8/15/21	500,000	487,400
2.600%, 8/15/26	500,000	473,613
Becton Dickinson and Co.
2.133%, 6/6/19	1,000,000	1,002,491
2.675%, 12/15/19	545,000	551,010
2.404%, 6/5/20	435,000	434,728
3.250%, 11/12/20	1,300,000	1,330,291
2.894%, 6/6/22	1,000,000	1,003,800
3.363%, 6/6/24	1,000,000	1,010,100
3.734%, 12/15/24	1,857,000	1,902,085
3.700%, 6/6/27	2,250,000	2,269,350
Boston Scientific Corp.
2.650%, 10/1/18	500,000	504,162
6.000%, 1/15/20	1,100,000	1,192,682
2.850%, 5/15/20	250,000	254,080
3.375%, 5/15/22	250,000	256,569
3.850%, 5/15/25	750,000	777,834
Covidien International Finance SA
4.200%, 6/15/20	700,000	738,898
CR Bard, Inc.
4.400%, 1/15/21	190,000	199,063
3.000%, 5/15/26	750,000	744,290
Danaher Corp.
2.400%, 9/15/20	500,000	505,061
3.350%, 9/15/25	310,000	323,448
Edwards Lifesciences Corp.
2.875%, 10/15/18	700,000	705,186
Koninklijke Philips NV
3.750%, 3/15/22	406,000	428,011
Medtronic Global Holdings SCA
1.700%, 3/28/19	750,000	749,342
Medtronic, Inc.
2.500%, 3/15/20	1,170,000	1,186,682
4.450%, 3/15/20	1,794,000	1,895,704
4.125%, 3/15/21	500,000	532,499
3.125%, 3/15/22	150,000	155,015
3.150%, 3/15/22	2,000,000	2,070,067
2.750%, 4/1/23	769,000	779,227
3.625%, 3/15/24	1,000,000	1,051,920
3.500%, 3/15/25	3,000,000	3,125,147
Stryker Corp.
2.000%, 3/8/19	460,000	460,404
4.375%, 1/15/20	269,000	283,031
2.625%, 3/15/21	750,000	759,748
3.375%, 11/1/25	2,000,000	2,042,268
3.500%, 3/15/26	375,000	385,377
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	1,100,000	1,110,296
3.375%, 11/30/21	500,000	512,803
3.150%, 4/1/22	750,000	761,874
3.550%, 4/1/25	1,075,000	1,085,037

		50,524,348

Health Care Providers & Services (0.6%)
Aetna, Inc.
2.200%, 3/15/19	750,000	756,586
2.750%, 11/15/22	1,000,000	1,008,108
2.800%, 6/15/23	675,000	679,571
3.500%, 11/15/24	500,000	519,334
AmerisourceBergen Corp.
4.875%, 11/15/19	1,150,000	1,217,099
3.400%, 5/15/24	600,000	615,638
Anthem, Inc.
7.000%, 2/15/19	1,022,000	1,091,638
4.350%, 8/15/20	1,200,000	1,270,030
3.125%, 5/15/22	500,000	510,258
3.300%, 1/15/23	150,000	154,533
3.500%, 8/15/24	1,000,000	1,029,100

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Cardinal Health, Inc.
1.948%, 6/14/19	$600,000	$600,088
4.625%, 12/15/20	1,000,000	1,069,918
2.616%, 6/15/22	800,000	798,626
3.200%, 3/15/23	1,000,000	1,017,889
3.079%, 6/15/24	500,000	502,902
3.410%, 6/15/27	1,250,000	1,250,998
Cigna Corp.
5.125%, 6/15/20	682,000	734,438
4.500%, 3/15/21	406,000	433,496
4.000%, 2/15/22	500,000	531,221
3.250%, 4/15/25	1,000,000	1,011,270
Coventry Health Care, Inc.
5.450%, 6/15/21	650,000	715,000
Dignity Health
2.637%, 11/1/19	425,000	430,343
Express Scripts Holding Co.
3.300%, 2/25/21	200,000	205,664
4.750%, 11/15/21	1,350,000	1,459,084
3.900%, 2/15/22	2,156,000	2,265,248
3.000%, 7/15/23	1,050,000	1,050,277
3.500%, 6/15/24	1,000,000	1,013,997
4.500%, 2/25/26	750,000	800,593
Howard Hughes Medical Institute
3.500%, 9/1/23	1,000,000	1,052,675
Humana, Inc.
2.625%, 10/1/19	1,000,000	1,009,506
3.950%, 3/15/27	375,000	392,202
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	364,020
3.150%, 5/1/27	375,000	377,382
Laboratory Corp. of America Holdings
2.500%, 11/1/18	500,000	502,137
4.625%, 11/15/20	1,600,000	1,705,045
3.750%, 8/23/22	56,000	58,389
4.000%, 11/1/23	500,000	523,064
3.250%, 9/1/24	750,000	751,339
Magellan Health, Inc.
4.400%, 9/22/24	250,000	249,245
McKesson Corp.
2.284%, 3/15/19	1,345,000	1,351,702
4.750%, 3/1/21	500,000	536,272
2.850%, 3/15/23	1,200,000	1,202,976
3.796%, 3/15/24	1,000,000	1,048,083
Medco Health Solutions, Inc.
4.125%, 9/15/20	275,000	289,228
Merck Sharp & Dohme Corp.
5.000%, 6/30/19	1,150,000	1,213,280
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	382,540
Quest Diagnostics, Inc.
2.700%, 4/1/19	500,000	504,872
2.500%, 3/30/20	400,000	401,530
4.700%, 4/1/21	100,000	107,438
3.500%, 3/30/25	400,000	408,059
3.450%, 6/1/26	775,000	781,190
UnitedHealth Group, Inc.
1.700%, 2/15/19	500,000	499,427
1.625%, 3/15/19	750,000	747,224
2.300%, 12/15/19	500,000	504,591
2.700%, 7/15/20	1,875,000	1,910,091
4.700%, 2/15/21	850,000	914,676
2.125%, 3/15/21	500,000	500,194
2.875%, 3/15/22	500,000	511,329
3.350%, 7/15/22	1,000,000	1,045,432
2.750%, 2/15/23	1,000,000	1,010,401
2.875%, 3/15/23	600,000	609,840
3.750%, 7/15/25	2,000,000	2,123,640
3.100%, 3/15/26	500,000	505,292
3.450%, 1/15/27	750,000	773,496

		51,610,754

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.
5.000%, 7/15/20	600,000	638,740
3.875%, 7/15/23	1,094,000	1,137,537
Life Technologies Corp.
6.000%, 3/1/20	1,100,000	1,194,743
5.000%, 1/15/21	125,000	133,702
Thermo Fisher Scientific, Inc.
2.150%, 12/14/18	150,000	150,553
2.400%, 2/1/19	1,100,000	1,107,139
4.700%, 5/1/20	100,000	106,214
4.500%, 3/1/21	1,000,000	1,069,837
3.600%, 8/15/21	265,000	276,580
3.300%, 2/15/22	875,000	904,155
3.150%, 1/15/23	1,000,000	1,021,027
3.000%, 4/15/23	355,000	359,497
4.150%, 2/1/24	1,000,000	1,067,516
3.650%, 12/15/25	500,000	516,399
2.950%, 9/19/26	245,000	239,863
3.200%, 8/15/27	1,000,000	989,471

		10,912,973

Pharmaceuticals (1.2%)
Actavis, Inc.
6.125%, 8/15/19	388,000	416,821
3.250%, 10/1/22	1,300,000	1,332,357
Allergan Funding SCS
2.450%, 6/15/19	535,000	538,409
3.000%, 3/12/20	2,400,000	2,445,229
3.450%, 3/15/22	2,440,000	2,531,755
3.850%, 6/15/24	1,250,000	1,301,368
3.800%, 3/15/25	3,125,000	3,242,448
Allergan, Inc.
3.375%, 9/15/20(x)	1,000,000	1,031,752
2.800%, 3/15/23	400,000	397,571
AstraZeneca plc
1.750%, 11/16/18	1,000,000	999,790
2.375%, 11/16/20	1,500,000	1,506,218
2.375%, 6/12/22	1,000,000	988,650
3.375%, 11/16/25	1,500,000	1,520,781
3.125%, 6/12/27	1,150,000	1,135,864
Bristol-Myers Squibb Co.
1.600%, 2/27/19	1,000,000	997,356
1.750%, 3/1/19	750,000	750,780
2.000%, 8/1/22	656,000	647,654
3.250%, 2/27/27	750,000	769,202
Eli Lilly & Co.
1.950%, 3/15/19	500,000	501,970
2.350%, 5/15/22	250,000	251,066
2.750%, 6/1/25	1,500,000	1,492,178
3.100%, 5/15/27	622,000	625,328
GlaxoSmithKline Capital plc
2.850%, 5/8/22	2,000,000	2,042,971
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	1,156,000	1,174,348
Johnson & Johnson
1.125%, 3/1/19	465,000	461,851
1.650%, 3/1/21	750,000	743,843
3.550%, 5/15/21	500,000	528,627
2.450%, 12/5/21	1,250,000	1,266,910
2.250%, 3/3/22	1,500,000	1,515,734

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.050%, 3/1/23	$750,000	$740,901
3.375%, 12/5/23	500,000	532,798
2.450%, 3/1/26	750,000	737,413
2.950%, 3/3/27	2,000,000	2,021,488
Merck & Co., Inc.
1.850%, 2/10/20	1,000,000	1,001,457
3.875%, 1/15/21	1,000,000	1,058,964
2.350%, 2/10/22	1,000,000	1,004,375
2.400%, 9/15/22	1,200,000	1,208,737
2.800%, 5/18/23	1,700,000	1,739,205
2.750%, 2/10/25	1,000,000	1,003,288
Mylan NV
3.000%, 12/15/18	470,000	474,895
2.500%, 6/7/19	735,000	737,764
3.750%, 12/15/20	750,000	776,363
3.150%, 6/15/21	1,750,000	1,781,456
3.950%, 6/15/26(x)	1,750,000	1,779,620
Mylan, Inc.
2.550%, 3/28/19	412,000	414,012
Novartis Capital Corp.
1.800%, 2/14/20	405,000	405,034
4.400%, 4/24/20	100,000	106,223
2.400%, 5/17/22	750,000	754,020
2.400%, 9/21/22	1,200,000	1,204,502
3.400%, 5/6/24	1,000,000	1,046,319
3.000%, 11/20/25	1,500,000	1,527,076
3.100%, 5/17/27	3,000,000	3,045,445
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,710,000	3,878,793
Perrigo Finance Unlimited Co.
4.375%, 3/15/26	700,000	725,432
Pfizer, Inc.
1.450%, 6/3/19	1,250,000	1,245,281
1.700%, 12/15/19	750,000	749,155
1.950%, 6/3/21	1,250,000	1,247,588
2.200%, 12/15/21	750,000	752,247
3.000%, 6/15/23	1,000,000	1,026,413
3.400%, 5/15/24	1,500,000	1,577,452
2.750%, 6/3/26	1,000,000	990,213
3.000%, 12/15/26	1,500,000	1,518,645
Sanofi
4.000%, 3/29/21	2,106,000	2,234,933
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19	2,500,000	2,492,353
2.400%, 9/23/21	2,500,000	2,487,127
2.875%, 9/23/23	2,250,000	2,235,049
3.200%, 9/23/26	2,450,000	2,415,155
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	937,000	912,975
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	1,750,000	1,767,500
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	500,000	493,750
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 7/19/19	575,000	566,772
2.200%, 7/21/21	1,325,000	1,270,370
2.800%, 7/21/23(x)	2,405,000	2,303,317
3.150%, 10/1/26(x)	3,000,000	2,769,870
Zoetis, Inc.
3.450%, 11/13/20	250,000	258,534
3.250%, 2/1/23	1,185,000	1,225,090
4.500%, 11/13/25	750,000	827,261
3.000%, 9/12/27	500,000	494,297

		96,725,758

Total Health Care		261,857,101

Industrials (1.8%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
6.000%, 3/15/19	1,046,000	1,110,078
1.650%, 10/30/20	600,000	596,448
2.125%, 3/1/22(x)	250,000	249,643
1.875%, 6/15/23	300,000	292,683
2.850%, 10/30/24	300,000	302,225
2.600%, 10/30/25	650,000	644,496
2.250%, 6/15/26	300,000	287,556
Embraer Netherlands Finance BV
5.050%, 6/15/25	1,750,000	1,857,108
Embraer Overseas Ltd.
5.696%, 9/16/23§	1,750,000	1,918,418
General Dynamics Corp.
3.875%, 7/15/21	562,000	597,066
2.250%, 11/15/22	1,094,000	1,092,981
1.875%, 8/15/23	650,000	632,158
2.375%, 11/15/24	500,000	491,837
2.125%, 8/15/26	750,000	702,563
Hexcel Corp.
4.700%, 8/15/25	150,000	161,519
3.950%, 2/15/27	350,000	359,063
L3 Technologies, Inc.
5.200%, 10/15/19	1,100,000	1,167,359
4.950%, 2/15/21	1,194,000	1,281,069
3.950%, 5/28/24	206,000	215,969
3.850%, 12/15/26	245,000	254,065
Lockheed Martin Corp.
1.850%, 11/23/18	460,000	460,126
4.250%, 11/15/19	1,624,000	1,699,847
2.500%, 11/23/20	1,000,000	1,013,636
3.350%, 9/15/21	500,000	519,233
3.100%, 1/15/23	500,000	515,045
2.900%, 3/1/25	250,000	248,801
3.550%, 1/15/26	1,250,000	1,290,421
Northrop Grumman Corp.
3.500%, 3/15/21	31,000	32,265
3.250%, 8/1/23	2,100,000	2,158,190
Precision Castparts Corp.
2.250%, 6/15/20	750,000	756,454
2.500%, 1/15/23	562,000	562,783
3.250%, 6/15/25	750,000	771,579
Raytheon Co.
4.400%, 2/15/20	1,069,000	1,130,047
3.125%, 10/15/20	1,156,000	1,196,294
2.500%, 12/15/22	500,000	502,665
Rockwell Collins, Inc.
1.950%, 7/15/19	185,000	184,555
5.250%, 7/15/19	235,000	247,981
2.800%, 3/15/22	1,000,000	1,009,870
3.200%, 3/15/24	1,000,000	1,017,171
3.500%, 3/15/27	715,000	726,572
Spirit AeroSystems, Inc.
3.850%, 6/15/26	375,000	377,715
Textron, Inc.
3.875%, 3/1/25	285,000	295,099
4.000%, 3/15/26	175,000	182,570
3.650%, 3/15/27	250,000	253,930
United Technologies Corp.
1.500%, 11/1/19	750,000	744,035
4.500%, 4/15/20	1,275,000	1,351,972

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
1.900%, 5/4/20	$750,000	$746,871
1.950%, 11/1/21	750,000	738,783
2.300%, 5/4/22(x)	750,000	744,239
3.100%, 6/1/22	1,844,000	1,891,573
2.800%, 5/4/24	500,000	499,571
2.650%, 11/1/26(x)	415,000	399,609
3.125%, 5/4/27(x)	1,250,000	1,248,067

		39,731,873

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	682,000	734,671
2.300%, 2/1/20	500,000	503,324
2.625%, 8/1/22	276,000	279,515
4.000%, 1/15/24	450,000	479,639
3.200%, 2/1/25	750,000	763,843
3.250%, 4/1/26	500,000	505,272
3.300%, 3/15/27	500,000	503,673
United Parcel Service, Inc.
5.125%, 4/1/19	2,100,000	2,205,792
3.125%, 1/15/21	1,675,000	1,735,660
2.350%, 5/16/22	600,000	602,823
2.450%, 10/1/22	1,000,000	1,005,542

		9,319,754

Airlines (0.1%)
Delta Air Lines, Inc.
2.875%, 3/13/20	435,000	440,176
3.625%, 3/15/22	700,000	718,340
Southwest Airlines Co.
2.750%, 11/6/19	750,000	759,825
2.650%, 11/5/20	250,000	254,050
3.000%, 11/15/26	250,000	246,100

		2,418,491

Building Products (0.1%)
Fortune Brands Home & Security, Inc.
3.000%, 6/15/20	300,000	303,388
4.000%, 6/15/25	350,000	367,809
Johnson Controls International plc
5.000%, 3/30/20	919,000	976,893
4.250%, 3/1/21	680,000	718,983
3.625%, 7/2/24(e)	214,000	221,493
Lennox International, Inc.
3.000%, 11/15/23	175,000	175,196
Masco Corp.
3.500%, 4/1/21	1,065,000	1,091,625
4.375%, 4/1/26	810,000	859,106
Owens Corning
4.200%, 12/15/22	1,000,000	1,058,125
4.200%, 12/1/24	300,000	314,727
3.400%, 8/15/26	285,000	281,324

		6,368,669

Commercial Services & Supplies (0.1%)
Pitney Bowes, Inc.
6.250%, 3/15/19	1,100,000	1,151,562
3.625%, 9/15/20	175,000	175,438
3.875%, 5/15/22	350,000	344,750
4.700%, 4/1/23	350,000	342,440
4.625%, 3/15/24(x)	500,000	483,750
Republic Services, Inc.
5.500%, 9/15/19	1,214,000	1,292,091
5.000%, 3/1/20	600,000	640,200
5.250%, 11/15/21	406,000	448,077
3.550%, 6/1/22	1,000,000	1,040,415
4.750%, 5/15/23	1,000,000	1,110,865
Waste Management, Inc.
4.750%, 6/30/20	300,000	321,428
4.600%, 3/1/21	500,000	539,456
2.900%, 9/15/22	500,000	508,002
3.500%, 5/15/24	500,000	518,467
3.125%, 3/1/25	1,000,000	1,010,178

		9,927,119

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	1,306,000	1,332,059
Fluor Corp.
3.500%, 12/15/24	900,000	921,280

		2,253,339

Electrical Equipment (0.1%)
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	107,834
Eaton Corp.
6.950%, 3/20/19	1,000,000	1,069,731
2.750%, 11/2/22	1,531,000	1,535,845
3.103%, 9/15/27	500,000	493,015
Emerson Electric Co.
4.875%, 10/15/19	1,200,000	1,267,969
2.625%, 12/1/21	450,000	458,103
2.625%, 2/15/23	256,000	257,707
3.150%, 6/1/25	350,000	358,246
Hubbell, Inc.
3.350%, 3/1/26	750,000	760,838
3.150%, 8/15/27	150,000	149,998
Rockwell Automation, Inc.
2.050%, 3/1/20	500,000	499,616
2.875%, 3/1/25	500,000	496,776

		7,455,678

Industrial Conglomerates (0.2%)
3M Co.
1.625%, 6/15/19	1,000,000	999,135
2.000%, 8/7/20	500,000	503,516
1.625%, 9/19/21	500,000	492,867
2.000%, 6/26/22	1,000,000	992,918
2.250%, 3/15/23	355,000	354,224
3.000%, 8/7/25	750,000	765,083
2.250%, 9/19/26	500,000	474,704
2.875%, 10/15/27	500,000	497,696
General Electric Co.
2.700%, 10/9/22	3,375,000	3,461,438
Honeywell International, Inc.
1.400%, 10/30/19	1,000,000	993,668
4.250%, 3/1/21	500,000	535,551
1.850%, 11/1/21	1,000,000	987,708
2.500%, 11/1/26	1,000,000	957,595
Ingersoll-Rand Global Holding Co. Ltd.
2.875%, 1/15/19	750,000	758,842
Ingersoll-Rand Luxembourg Finance SA
2.625%, 5/1/20	500,000	503,837
Roper Technologies, Inc.
2.050%, 10/1/18	1,750,000	1,754,236
6.250%, 9/1/19	500,000	540,200
3.000%, 12/15/20	250,000	254,374
2.800%, 12/15/21	250,000	250,805
3.125%, 11/15/22	625,000	631,904
3.850%, 12/15/25	125,000	129,703
3.800%, 12/15/26	285,000	294,882

		17,134,886

Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,060,061
2.600%, 6/26/22	844,000	849,309

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.400%, 5/15/24	$715,000	$747,281
Crane Co.
4.450%, 12/15/23	400,000	422,964
Cummins, Inc.
3.650%, 10/1/23	500,000	526,599
Deere & Co.
4.375%, 10/16/19	658,000	692,199
2.600%, 6/8/22	1,312,000	1,328,211
Dover Corp.
4.300%, 3/1/21	656,000	698,866
3.150%, 11/15/25	250,000	254,541
Flowserve Corp.
4.000%, 11/15/23	700,000	721,455
Fortive Corp.
2.350%, 6/15/21	500,000	498,052
3.150%, 6/15/26	1,500,000	1,495,672
IDEX Corp.
4.200%, 12/15/21	300,000	313,740
Illinois Tool Works, Inc.
6.250%, 4/1/19	600,000	639,568
3.375%, 9/15/21	300,000	313,206
3.500%, 3/1/24	1,000,000	1,048,570
2.650%, 11/15/26	950,000	925,524
Kennametal, Inc.
2.650%, 11/1/19	250,000	251,528
3.875%, 2/15/22	560,000	569,011
Pall Corp.
5.000%, 6/15/20	300,000	323,236
Parker-Hannifin Corp.
3.300%, 11/21/24	600,000	616,292
Stanley Black & Decker, Inc.
2.451%, 11/17/18	500,000	502,838
2.900%, 11/1/22	994,000	1,009,697
(USD 3 Month LIBOR + 4.30%), 5.750%, 12/15/53(k)	600,000	622,500
Trinity Industries, Inc.
4.550%, 10/1/24	450,000	457,312
Wabtec Corp.
3.450%, 11/15/26	500,000	491,799
Xylem, Inc.
3.250%, 11/1/26	570,000	569,010

		17,949,041

Professional Services (0.0%)
Equifax, Inc.
2.300%, 6/1/21	300,000	293,073
3.300%, 12/15/22	461,000	457,379
Verisk Analytics, Inc.
5.800%, 5/1/21	600,000	661,575
4.000%, 6/15/25	400,000	414,879

		1,826,906

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	725,000	763,556
3.050%, 3/15/22(x)	2,156,000	2,226,828
3.850%, 9/1/23(x)	750,000	807,757
3.750%, 4/1/24	250,000	266,458
3.400%, 9/1/24	500,000	519,346
3.000%, 4/1/25(x)	750,000	757,738
3.650%, 9/1/25	500,000	527,174
3.250%, 6/15/27(x)	400,000	409,729
Canadian National Railway Co.
5.550%, 3/1/19	1,133,000	1,192,393
2.950%, 11/21/24	250,000	253,595
Canadian Pacific Railway Co.
7.250%, 5/15/19	645,000	698,960
2.900%, 2/1/25	1,000,000	992,259
CSX Corp.
3.700%, 10/30/20	200,000	209,107
4.250%, 6/1/21	500,000	532,504
3.700%, 11/1/23	1,000,000	1,050,954
3.350%, 11/1/25	500,000	508,244
2.600%, 11/1/26	750,000	716,370
3.250%, 6/1/27	550,000	551,212
JB Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	307,705
Kansas City Southern
3.000%, 5/15/23	121,000	120,884
Norfolk Southern Corp.
5.900%, 6/15/19	1,317,000	1,402,962
2.903%, 2/15/23	1,150,000	1,163,898
2.900%, 6/15/26	500,000	495,429
3.150%, 6/1/27	365,000	365,668
Ryder System, Inc.
2.450%, 11/15/18	600,000	603,170
2.550%, 6/1/19	310,000	312,661
2.500%, 5/11/20	1,000,000	1,007,710
2.875%, 9/1/20	250,000	254,301
2.250%, 9/1/21	150,000	148,600
3.450%, 11/15/21	250,000	258,832
2.800%, 3/1/22	150,000	151,310
2.500%, 9/1/22	190,000	188,528
Union Pacific Corp.
2.250%, 2/15/19	1,000,000	1,009,418
2.250%, 6/19/20	250,000	252,551
4.000%, 2/1/21	170,000	180,563
2.950%, 1/15/23	500,000	510,533
2.750%, 4/15/23	1,000,000	1,009,343
3.646%, 2/15/24	500,000	527,017
3.250%, 8/15/25	250,000	256,384
2.750%, 3/1/26	250,000	247,347
3.000%, 4/15/27	1,000,000	1,007,463

		24,766,461

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.375%, 1/15/19	2,750,000	2,794,265
2.125%, 1/15/20	500,000	498,349
3.875%, 4/1/21(x)	125,000	130,746
2.625%, 7/1/22	750,000	742,685
4.250%, 9/15/24	1,000,000	1,056,545
BOC Aviation Ltd.
3.000%, 5/23/22(m)	500,000	500,495
GATX Corp.
2.500%, 3/15/19	700,000	705,042
4.850%, 6/1/21	100,000	108,062
3.250%, 3/30/25	400,000	395,610

		6,931,799

Total Industrials		146,084,016

Information Technology (3.4%)
Communications Equipment (0.3%)
Cisco Systems, Inc.
4.950%, 2/15/19	2,757,000	2,882,023
1.600%, 2/28/19	375,000	375,051
2.125%, 3/1/19	1,650,000	1,662,190
1.400%, 9/20/19	1,750,000	1,740,731
4.450%, 1/15/20	1,312,000	1,390,224
2.450%, 6/15/20	1,000,000	1,014,386
2.200%, 2/28/21	1,250,000	1,256,158
2.900%, 3/4/21	570,000	585,694
1.850%, 9/20/21	1,650,000	1,632,017
3.000%, 6/15/22	450,000	463,622
2.600%, 2/28/23	500,000	503,803
2.200%, 9/20/23	750,000	735,620

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 3/4/24	$1,000,000	$1,057,825
3.500%, 6/15/25(x)	425,000	444,140
2.950%, 2/28/26(x)	750,000	753,166
2.500%, 9/20/26	1,150,000	1,111,656
Harris Corp.
2.700%, 4/27/20	100,000	100,851
4.400%, 12/15/20	1,000,000	1,059,440
3.832%, 4/27/25	200,000	208,146
Juniper Networks, Inc.
3.125%, 2/26/19	250,000	253,912
3.300%, 6/15/20(x)	350,000	358,061
4.600%, 3/15/21	62,000	65,905
4.500%, 3/15/24	175,000	184,860
4.350%, 6/15/25	350,000	365,878
Motorola Solutions, Inc.
3.500%, 9/1/21	1,000,000	1,028,260
3.750%, 5/15/22	94,000	96,886
3.500%, 3/1/23	1,000,000	1,009,557

		22,340,062

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	498,362
3.550%, 10/1/27	500,000	496,151
Amphenol Corp.
2.550%, 1/30/19	750,000	754,081
2.200%, 4/1/20	125,000	124,913
3.125%, 9/15/21	1,000,000	1,021,259
3.200%, 4/1/24	250,000	252,167
Arrow Electronics, Inc.
3.500%, 4/1/22	1,500,000	1,531,063
3.250%, 9/8/24	300,000	295,138
Avnet, Inc.
5.875%, 6/15/20	500,000	538,858
3.750%, 12/1/21	125,000	127,561
4.625%, 4/15/26	500,000	519,047
Corning, Inc.
4.250%, 8/15/20	274,000	289,483
2.900%, 5/15/22	650,000	655,582
Flex Ltd.
4.750%, 6/15/25	800,000	864,620
FLIR Systems, Inc.
3.125%, 6/15/21	250,000	253,099
Jabil, Inc.
4.700%, 9/15/22	1,000,000	1,068,800
Keysight Technologies, Inc.
3.300%, 10/30/19	600,000	610,493
4.550%, 10/30/24	600,000	633,331
4.600%, 4/6/27	465,000	490,403
Tech Data Corp.
3.700%, 2/15/22	500,000	504,213
4.950%, 2/15/27	500,000	513,865
Trimble, Inc.
4.750%, 12/1/24	350,000	375,962
Tyco Electronics Group SA
2.375%, 12/17/18	240,000	241,288
3.450%, 8/1/24	335,000	345,692
3.700%, 2/15/26	250,000	258,913
3.125%, 8/15/27	365,000	360,849

		13,625,193

Internet Software & Services (0.2%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	1,250,000	1,259,492
3.125%, 11/28/21	1,300,000	1,328,339
3.600%, 11/28/24(x)	2,500,000	2,592,813
Alphabet, Inc.
3.625%, 5/19/21	950,000	999,464
3.375%, 2/25/24	500,000	523,280
1.998%, 8/15/26	2,000,000	1,865,204
Baidu, Inc.
2.750%, 6/9/19	500,000	503,125
3.000%, 6/30/20(x)	900,000	912,005
3.500%, 11/28/22	500,000	513,750
4.125%, 6/30/25	695,000	730,534
eBay, Inc.
2.150%, 6/5/20	290,000	290,062
3.250%, 10/15/20	362,000	372,930
2.875%, 8/1/21	1,150,000	1,164,880
3.800%, 3/9/22	1,250,000	1,310,172
2.600%, 7/15/22	1,100,000	1,095,268
2.750%, 1/30/23	500,000	497,632
3.600%, 6/5/27	750,000	744,113

		16,703,063

IT Services (0.5%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	1,000,000	1,009,641
3.375%, 9/15/25	500,000	515,377
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	417,945
3.400%, 6/27/26	350,000	346,824
DXC Technology Co.
2.875%, 3/27/20	250,000	253,657
4.250%, 4/15/24	500,000	526,939
Fidelity National Information Services, Inc.
2.850%, 10/15/18	530,000	536,201
3.625%, 10/15/20	335,000	348,334
2.250%, 8/15/21	795,000	788,447
4.500%, 10/15/22	198,000	213,071
3.500%, 4/15/23	264,000	271,941
3.875%, 6/5/24	271,000	282,680
5.000%, 10/15/25	278,000	309,736
3.000%, 8/15/26	1,250,000	1,204,145
Fiserv, Inc.
2.700%, 6/1/20	1,000,000	1,009,506
4.750%, 6/15/21	94,000	101,096
3.500%, 10/1/22	500,000	515,940
3.850%, 6/1/25	1,500,000	1,567,268
IBM Credit LLC
1.625%, 9/6/19	400,000	399,739
1.800%, 1/20/21	400,000	397,551
2.200%, 9/8/22	400,000	396,812
International Business Machines Corp.
1.800%, 5/17/19	1,000,000	1,001,728
1.900%, 1/27/20	1,500,000	1,502,331
1.625%, 5/15/20	2,200,000	2,184,662
2.250%, 2/19/21	1,000,000	1,006,449
2.500%, 1/27/22	1,750,000	1,766,905
1.875%, 8/1/22	1,750,000	1,707,754
2.875%, 11/9/22	1,000,000	1,018,746
3.375%, 8/1/23	1,000,000	1,038,062
3.625%, 2/12/24	1,000,000	1,049,603
3.450%, 2/19/26(x)	1,000,000	1,033,540
3.300%, 1/27/27(x)	1,095,000	1,112,076
Mastercard, Inc.
2.000%, 11/21/21	500,000	497,737
3.375%, 4/1/24	1,000,000	1,044,758
2.950%, 11/21/26	1,150,000	1,156,885
Total System Services, Inc.
3.800%, 4/1/21	250,000	259,931
3.750%, 6/1/23	450,000	465,212
4.800%, 4/1/26	1,000,000	1,090,437

See Notes to Portfolio of Investments.

22

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Visa, Inc.
2.200%, 12/14/20	$2,500,000	$2,524,709
2.150%, 9/15/22	195,000	194,550
2.800%, 12/14/22	1,750,000	1,791,442
3.150%, 12/14/25	3,450,000	3,535,241
2.750%, 9/15/27	300,000	294,940
Western Union Co. (The)
5.253%, 4/1/20	1,002,000	1,069,279
3.600%, 3/15/22	300,000	304,647

		40,064,474

Semiconductors & Semiconductor Equipment (0.6%)
Altera Corp.
2.500%, 11/15/18	500,000	504,936
4.100%, 11/15/23	600,000	645,376
Analog Devices, Inc.
2.500%, 12/5/21	300,000	300,414
2.875%, 6/1/23	250,000	250,910
3.125%, 12/5/23	500,000	505,598
3.900%, 12/15/25	450,000	468,121
3.500%, 12/5/26	500,000	503,612
Applied Materials, Inc.
2.625%, 10/1/20	430,000	437,959
4.300%, 6/15/21	625,000	672,411
Broadcom Corp.
2.375%, 1/15/20§	2,500,000	2,512,789
3.000%, 1/15/22§	2,500,000	2,542,624
3.625%, 1/15/24§	2,500,000	2,569,090
3.875%, 1/15/27§	2,750,000	2,832,922
Intel Corp.
1.850%, 5/11/20	800,000	801,752
2.450%, 7/29/20	1,525,000	1,552,182
1.700%, 5/19/21	250,000	247,240
3.300%, 10/1/21	1,257,000	1,313,933
2.350%, 5/11/22	800,000	804,509
3.100%, 7/29/22	600,000	624,348
2.700%, 12/15/22	1,875,000	1,910,531
3.700%, 7/29/25	1,795,000	1,891,660
2.600%, 5/19/26	500,000	488,024
3.150%, 5/11/27	3,250,000	3,305,463
KLA-Tencor Corp.
4.125%, 11/1/21	571,000	603,932
Lam Research Corp.
2.750%, 3/15/20	350,000	355,453
2.800%, 6/15/21	750,000	756,872
3.800%, 3/15/25	350,000	360,467
Maxim Integrated Products, Inc.
2.500%, 11/15/18	750,000	754,570
3.375%, 3/15/23	400,000	409,115
3.450%, 6/15/27	500,000	503,069
NVIDIA Corp.
2.200%, 9/16/21	395,000	391,628
3.200%, 9/16/26	850,000	847,707
QUALCOMM, Inc.
1.850%, 5/20/19	750,000	752,007
2.100%, 5/20/20	450,000	451,076
2.250%, 5/20/20	1,000,000	1,006,217
3.000%, 5/20/22	2,500,000	2,562,783
2.600%, 1/30/23	1,850,000	1,852,091
2.900%, 5/20/24	1,000,000	1,001,357
3.250%, 5/20/27	5,250,000	5,276,475
Texas Instruments, Inc.
1.650%, 8/3/19	350,000	349,048
1.750%, 5/1/20	250,000	248,716
2.750%, 3/12/21	375,000	383,433
1.850%, 5/15/22	500,000	491,904
2.250%, 5/1/23	750,000	742,078
2.625%, 5/15/24	216,000	215,073
Xilinx, Inc.
2.125%, 3/15/19	500,000	501,215
3.000%, 3/15/21	500,000	509,660
2.950%, 6/1/24	650,000	650,354

		49,662,704

Software (0.8%)
Activision Blizzard, Inc.
2.300%, 9/15/21	470,000	467,392
2.600%, 6/15/22	250,000	249,582
3.400%, 9/15/26	600,000	601,931
3.400%, 6/15/27	310,000	311,152
Adobe Systems, Inc.
4.750%, 2/1/20	837,000	890,475
Autodesk, Inc.
3.125%, 6/15/20	600,000	610,930
4.375%, 6/15/25	600,000	636,089
3.500%, 6/15/27	1,000,000	991,134
CA, Inc.
5.375%, 12/1/19	400,000	424,501
3.600%, 8/1/20	300,000	309,597
3.600%, 8/15/22	200,000	204,392
4.700%, 3/15/27	250,000	262,790
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	181,635
Electronic Arts, Inc.
3.700%, 3/1/21	500,000	521,087
4.800%, 3/1/26	600,000	662,301
Microsoft Corp.
1.300%, 11/3/18	1,720,000	1,716,039
1.625%, 12/6/18	900,000	900,946
4.200%, 6/1/19	736,000	767,037
1.100%, 8/8/19	2,040,000	2,019,541
1.850%, 2/6/20	1,500,000	1,504,158
3.000%, 10/1/20	594,000	614,604
2.000%, 11/3/20	2,250,000	2,260,632
4.000%, 2/8/21	1,000,000	1,063,214
1.550%, 8/8/21	2,350,000	2,307,614
2.400%, 2/6/22	1,000,000	1,009,418
2.375%, 2/12/22	1,000,000	1,007,839
2.650%, 11/3/22	1,000,000	1,016,693
2.125%, 11/15/22(x)	500,000	495,772
2.375%, 5/1/23	1,250,000	1,249,435
2.000%, 8/8/23	1,350,000	1,319,017
3.625%, 12/15/23	2,000,000	2,127,737
2.875%, 2/6/24	335,000	342,038
2.700%, 2/12/25	1,500,000	1,498,989
3.125%, 11/3/25	2,600,000	2,667,326
2.400%, 8/8/26	3,260,000	3,156,324
3.300%, 2/6/27	3,000,000	3,105,458
Oracle Corp.
2.375%, 1/15/19	1,500,000	1,514,511
5.000%, 7/8/19	2,000,000	2,113,271
2.250%, 10/8/19	2,000,000	2,023,657
2.800%, 7/8/21	585,000	599,651
1.900%, 9/15/21	2,755,000	2,733,817
2.500%, 5/15/22	2,000,000	2,019,635
2.500%, 10/15/22	1,875,000	1,887,664
3.625%, 7/15/23	1,000,000	1,060,407
2.400%, 9/15/23	1,000,000	992,347
3.400%, 7/8/24	2,000,000	2,088,506
2.950%, 5/15/25	3,000,000	3,025,813
2.650%, 7/15/26	2,805,000	2,743,478
VMware, Inc.
2.300%, 8/21/20	460,000	461,492
2.950%, 8/21/22	515,000	518,334
3.900%, 8/21/27	550,000	556,310

		63,813,712

See Notes to Portfolio of Investments.

23

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.
1.550%, 2/8/19	$750,000	$750,104
1.700%, 2/22/19	435,000	436,035
2.100%, 5/6/19	2,650,000	2,671,566
1.100%, 8/2/19	1,000,000	991,152
1.500%, 9/12/19	750,000	748,679
1.550%, 2/7/20	1,000,000	995,448
1.900%, 2/7/20	750,000	752,682
2.000%, 5/6/20	1,000,000	1,004,912
1.800%, 5/11/20	1,000,000	999,548
2.250%, 2/23/21	2,250,000	2,267,074
2.850%, 5/6/21	935,000	961,253
1.550%, 8/4/21	1,400,000	1,372,756
2.150%, 2/9/22	1,000,000	997,772
2.500%, 2/9/22	750,000	759,574
2.300%, 5/11/22	1,000,000	1,003,412
2.700%, 5/13/22	1,000,000	1,018,063
2.100%, 9/12/22(x)	750,000	744,890
2.850%, 2/23/23	1,250,000	1,278,663
2.400%, 5/3/23	4,707,000	4,703,120
3.000%, 2/9/24	495,000	506,643
3.450%, 5/6/24	4,000,000	4,194,836
2.850%, 5/11/24	750,000	759,831
2.500%, 2/9/25	1,000,000	981,523
3.250%, 2/23/26	2,255,000	2,313,065
2.450%, 8/4/26	1,675,000	1,611,302
3.350%, 2/9/27	1,500,000	1,545,087
3.200%, 5/11/27	923,000	939,861
3.000%, 6/20/27	2,060,000	2,063,296
2.900%, 9/12/27	1,500,000	1,490,069
Dell International LLC
3.480%, 6/1/19§	3,075,000	3,136,606
4.420%, 6/15/21§	3,750,000	3,934,053
5.450%, 6/15/23§	3,075,000	3,366,136
6.020%, 6/15/26§	3,905,000	4,335,576
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	2,420,000	2,443,646
3.600%, 10/15/20	1,350,000	1,399,526
4.400%, 10/15/22	1,500,000	1,598,090
4.900%, 10/15/25	3,000,000	3,174,647
HP, Inc.
3.750%, 12/1/20	41,000	42,692
4.375%, 9/15/21	300,000	318,289
4.650%, 12/9/21	2,000,000	2,146,508
4.050%, 9/15/22(x)	1,000,000	1,056,467
NetApp, Inc.
2.000%, 9/27/19	200,000	199,896
3.375%, 6/15/21	550,000	563,265
3.300%, 9/29/24	500,000	497,918
Seagate HDD Cayman
3.750%, 11/15/18	2,500,000	2,542,404
4.250%, 3/1/22§	350,000	347,232
4.875%, 3/1/24§	300,000	295,294
Xerox Corp.
2.750%, 3/15/19	500,000	502,379
5.625%, 12/15/19	639,000	679,697
2.800%, 5/15/20	750,000	750,813
3.500%, 8/20/20	250,000	254,551
4.500%, 5/15/21	185,000	193,694
3.625%, 3/15/23	1,000,000	991,889
3.800%, 5/15/24(x)	750,000	741,486

		76,374,970

Total Information Technology		282,584,178

Materials (0.9%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	527,950
3.150%, 10/1/22	131,000	133,665
3.500%, 6/1/23	1,000,000	1,025,670
Air Products & Chemicals, Inc.
4.375%, 8/21/19	439,000	459,867
2.750%, 2/3/23	1,000,000	1,018,979
3.350%, 7/31/24	750,000	775,102
Airgas, Inc.
3.050%, 8/1/20	500,000	511,275
3.650%, 7/15/24	450,000	465,748
Albemarle Corp.
4.150%, 12/1/24	250,000	263,766
Braskem Finance Ltd.
6.450%, 2/3/24	1,250,000	1,405,625
Cabot Corp.
3.700%, 7/15/22	500,000	514,821
Celanese US Holdings LLC
5.875%, 6/15/21	370,000	410,127
4.625%, 11/15/22	450,000	484,687
Dow Chemical Co. (The)
8.550%, 5/15/19	2,642,000	2,918,186
4.250%, 11/15/20	1,984,000	2,105,449
4.125%, 11/15/21	100,000	105,797
3.000%, 11/15/22	1,000,000	1,021,277
Eastman Chemical Co.
2.700%, 1/15/20	1,000,000	1,014,978
3.600%, 8/15/22	1,125,000	1,171,423
3.800%, 3/15/25	1,000,000	1,028,035
Ecolab, Inc.
2.000%, 1/14/19	500,000	501,329
2.250%, 1/12/20	400,000	403,257
4.350%, 12/8/21	1,356,000	1,464,250
3.250%, 1/14/23	500,000	515,121
2.700%, 11/1/26	215,000	206,057
EI du Pont de Nemours & Co.
5.750%, 3/15/19	500,000	526,404
2.200%, 5/1/20	167,000	168,197
3.625%, 1/15/21(x)	1,700,000	1,778,517
2.800%, 2/15/23	1,000,000	1,007,952
FMC Corp.
4.100%, 2/1/24	1,500,000	1,547,832
HB Fuller Co.
4.000%, 2/15/27	200,000	190,926
LYB International Finance BV
4.000%, 7/15/23	1,100,000	1,162,810
LyondellBasell Industries NV
5.000%, 4/15/19	1,004,000	1,041,293
6.000%, 11/15/21	1,800,000	2,035,825
Methanex Corp.
3.250%, 12/15/19	220,000	221,401
4.250%, 12/1/24	650,000	640,940
Monsanto Co.
1.850%, 11/15/18	400,000	399,090
2.750%, 7/15/21	750,000	758,585
Mosaic Co. (The)
4.250%, 11/15/23(x)	1,000,000	1,036,526
NewMarket Corp.
4.100%, 12/15/22	167,000	171,243
Potash Corp. of Saskatchewan, Inc.
6.500%, 5/15/19	860,000	913,773
4.875%, 3/30/20	194,000	204,690
3.625%, 3/15/24	500,000	509,468
4.000%, 12/15/26	500, 000	520,374

See Notes to Portfolio of Investments.

24

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
PPG Industries, Inc.
3.600%, 11/15/20	$350,000	$363,868
Praxair, Inc.
1.250%, 11/7/18	1,400,000	1,393,355
4.500%, 8/15/19	800,000	838,032
2.250%, 9/24/20	500,000	502,690
4.050%, 3/15/21	500,000	530,289
3.000%, 9/1/21	600,000	617,443
2.200%, 8/15/22	450,000	446,303
2.700%, 2/21/23	500,000	500,137
3.200%, 1/30/26	350,000	357,241
RPM International, Inc.
6.125%, 10/15/19	700,000	756,851
3.750%, 3/15/27	350,000	354,072
Sherwin-Williams Co. (The)
7.250%, 6/15/19	439,000	476,833
2.250%, 5/15/20	1,000,000	1,004,130
4.200%, 1/15/22	200,000	212,171
2.750%, 6/1/22	1,250,000	1,257,343
3.125%, 6/1/24	575,000	576,107
3.950%, 1/15/26	500,000	522,008
Westlake Chemical Corp.
4.875%, 5/15/23	500,000	519,453
3.600%, 8/15/26	500,000	499,600

		47,016,213

Construction Materials (0.1%)
Martin Marietta Materials, Inc.
4.250%, 7/2/24	285,000	302,898
3.450%, 6/1/27	321,000	319,633
Vulcan Materials Co.
7.500%, 6/15/21	1,250,000	1,459,395
4.500%, 4/1/25	1,250,000	1,329,986
3.900%, 4/1/27	130,000	132,367

		3,544,279

Containers & Packaging (0.1%)
Bemis Co., Inc.
6.800%, 8/1/19	471,000	508,941
3.100%, 9/15/26	500,000	484,548
International Paper Co.
7.500%, 8/15/21	156,000	184,701
4.750%, 2/15/22	194,000	211,959
3.650%, 6/15/24(x)	1,900,000	1,963,578
Packaging Corp. of America
3.900%, 6/15/22	500,000	523,319
4.500%, 11/1/23	200,000	216,091
3.650%, 9/15/24	1,000,000	1,017,485
WestRock Co.
3.000%, 9/15/24§	500,000	499,784
WestRock RKT Co.
4.900%, 3/1/22	1,500,000	1,635,284

		7,245,690

Metals & Mining (0.1%)
Barrick North America Finance LLC
4.400%, 5/30/21	409,000	440,161
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	682,000	696,113
Goldcorp, Inc.
3.625%, 6/9/21	330,000	341,988
3.700%, 3/15/23	600,000	626,553
Newmont Mining Corp.
3.500%, 3/15/22	1,156,000	1,195,657
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	530,411
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25(x)	1,000,000	1,054,209
Rio Tinto Finance USA plc
2.875%, 8/21/22	24,000	24,378
Southern Copper Corp.
5.375%, 4/16/20	253,000	272,608
3.500%, 11/8/22	244,000	251,930
3.875%, 4/23/25	300,000	310,500
Vale Overseas Ltd.
5.875%, 6/10/21	1,250,000	1,365,125
4.375%, 1/11/22(x)	1,062,000	1,100,158
6.250%, 8/10/26	1,250,000	1,416,662
Yamana Gold, Inc.
4.950%, 7/15/24	250,000	254,501

		9,880,954

Paper & Forest Products (0.0%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,106,622
Fibria Overseas Finance Ltd.
5.500%, 1/17/27(x)	625,000	660,531

		2,767,153

Total Materials		70,454,289

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
Alexandria Real Estate Equities, Inc. (REIT)
2.750%, 1/15/20	250,000	252,029
3.900%, 6/15/23	1,000,000	1,041,030
American Tower Corp. (REIT)
3.400%, 2/15/19	950,000	967,453
5.050%, 9/1/20	1,058,000	1,140,815
3.300%, 2/15/21	1,750,000	1,793,983
3.450%, 9/15/21	1,000,000	1,035,068
2.250%, 1/15/22	1,250,000	1,228,885
4.700%, 3/15/22	500,000	543,266
3.500%, 1/31/23	1,150,000	1,190,259
5.000%, 2/15/24	1,000,000	1,102,211
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20	1,000,000	1,042,966
2.950%, 9/15/22	500,000	504,687
4.200%, 12/15/23	100,000	107,467
3.500%, 11/15/25	250,000	255,863
2.950%, 5/11/26	1,000,000	981,673
2.900%, 10/15/26	250,000	243,776
3.350%, 5/15/27	175,000	176,800
Boston Properties LP (REIT)
3.700%, 11/15/18	600,000	610,425
5.875%, 10/15/19	200,000	213,650
5.625%, 11/15/20	2,015,000	2,214,947
3.850%, 2/1/23	500,000	527,845
3.125%, 9/1/23	1,000,000	1,014,055
Brixmor Operating Partnership LP (REIT)
3.875%, 8/15/22	475,000	491,074
3.250%, 9/15/23	750,000	743,199
3.650%, 6/15/24	300,000	298,110
3.850%, 2/1/25	355,000	353,167
4.125%, 6/15/26	275,000	276,665
3.900%, 3/15/27	250,000	247,054
Camden Property Trust (REIT)
2.950%, 12/15/22	1,150,000	1,146,113
CBL & Associates LP (REIT)
4.600%, 10/15/24(x)	262,000	248,887
5.950%, 12/15/26(x)	625,000	632,661
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	500,000	522,811

See Notes to Portfolio of Investments.

25

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Columbia Property Trust Operating Partnership LP (REIT)
4.150%, 4/1/25	$250,000	$254,389
3.650%, 8/15/26	250,000	243,833
Corporate Office Properties LP (REIT)
3.700%, 6/15/21	750,000	768,169
3.600%, 5/15/23	200,000	199,459
5.000%, 7/1/25	100,000	107,769
Crown Castle International Corp. (REIT)
3.400%, 2/15/21	555,000	571,555
2.250%, 9/1/21	1,000,000	985,885
5.250%, 1/15/23	1,000,000	1,105,040
3.200%, 9/1/24	500,000	496,504
4.450%, 2/15/26	2,165,000	2,292,761
3.700%, 6/15/26	165,000	165,354
CubeSmart LP (REIT)
4.375%, 12/15/23	485,000	516,043
3.125%, 9/1/26	250,000	240,201
DCT Industrial Operating Partnership LP (REIT)
4.500%, 10/15/23	125,000	131,887
DDR Corp. (REIT)
3.500%, 1/15/21	550,000	558,222
4.625%, 7/15/22	1,000,000	1,062,920
3.375%, 5/15/23	350,000	345,431
3.900%, 8/15/24	350,000	349,675
3.625%, 2/1/25	250,000	243,458
4.700%, 6/1/27	165,000	170,082
Digital Realty Trust LP (REIT)
5.875%, 2/1/20(x)	1,000,000	1,074,297
3.400%, 10/1/20	500,000	514,937
5.250%, 3/15/21	500,000	546,011
2.750%, 2/1/23	175,000	173,921
3.700%, 8/15/27	1,500,000	1,514,473
Duke Realty LP (REIT)
3.250%, 6/30/26	750,000	743,076
EPR Properties (REIT)
5.750%, 8/15/22	250,000	277,709
4.500%, 4/1/25	350,000	356,276
4.750%, 12/15/26	250,000	258,666
4.500%, 6/1/27(x)	450,000	456,451
ERP Operating LP (REIT)
2.375%, 7/1/19	800,000	806,084
4.750%, 7/15/20	450,000	481,937
3.000%, 4/15/23	1,000,000	1,017,504
3.375%, 6/1/25	1,000,000	1,018,885
3.250%, 8/1/27	355,000	354,461
Essex Portfolio LP (REIT)
3.250%, 5/1/23	1,000,000	1,004,254
3.500%, 4/1/25	650,000	656,081
3.375%, 4/15/26	250,000	248,223
Federal Realty Investment Trust (REIT)
3.250%, 7/15/27	500,000	492,992
Government Properties Income Trust (REIT)
3.750%, 8/15/19	500,000	505,612
HCP, Inc. (REIT)
3.750%, 2/1/19	200,000	203,627
2.625%, 2/1/20	656,000	663,123
5.375%, 2/1/21	1,690,000	1,844,945
3.150%, 8/1/22	250,000	253,203
4.250%, 11/15/23	1,070,000	1,129,056
3.875%, 8/15/24	1,000,000	1,028,020
3.400%, 2/1/25	500,000	498,194
4.000%, 6/1/25	350,000	361,282
Healthcare Trust of America Holdings LP (REIT)
3.375%, 7/15/21	350,000	358,569
2.950%, 7/1/22	250,000	250,845
3.700%, 4/15/23	250,000	256,548
3.500%, 8/1/26	185,000	181,841
Hospitality Properties Trust (REIT)
4.250%, 2/15/21	350,000	364,900
4.500%, 6/15/23	1,000,000	1,060,766
5.250%, 2/15/26	350,000	375,758
4.950%, 2/15/27	540,000	565,579
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	1,019,703
Series C
4.750%, 3/1/23	1,100,000	1,181,619
Series E
4.000%, 6/15/25	310,000	315,579
Kilroy Realty LP (REIT)
3.800%, 1/15/23	450,000	463,428
4.375%, 10/1/25	400,000	419,511
Kimco Realty Corp. (REIT)
6.875%, 10/1/19	439,000	477,388
3.400%, 11/1/22	500,000	514,676
3.125%, 6/1/23	1,000,000	1,002,148
2.700%, 3/1/24	250,000	241,912
3.300%, 2/1/25	610,000	607,282
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	238,323
Liberty Property LP (REIT)
4.750%, 10/1/20	389,000	413,663
4.125%, 6/15/22	1,094,000	1,145,461
3.750%, 4/1/25	100,000	101,518
3.250%, 10/1/26	300,000	293,617
LifeStorage LP (REIT)
3.500%, 7/1/26	500,000	479,501
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	185,435
3.750%, 6/15/24	450,000	464,137
4.000%, 11/15/25	350,000	363,023
3.600%, 6/1/27	500,000	501,523
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22	250,000	259,707
3.300%, 4/15/23	700,000	709,200
3.900%, 6/15/24	500,000	511,679
4.000%, 11/15/25	200,000	205,018
3.600%, 12/15/26	250,000	247,684
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	1,075,000	1,108,723
4.500%, 1/15/25	450,000	458,778
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	255,235
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	516,508
Prologis LP (REIT)
3.350%, 2/1/21	1,000,000	1,036,441
4.250%, 8/15/23	100,000	108,610
3.750%, 11/1/25	445,000	467,260
Public Storage (REIT)
2.370%, 9/15/22	250,000	249,421
3.094%, 9/15/27(x)	300,000	299,186
Realty Income Corp. (REIT)
6.750%, 8/15/19	750,000	815,586
3.250%, 10/15/22	344,000	351,388
4.650%, 8/1/23	1,000,000	1,088,680

See Notes to Portfolio of Investments.

26

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
4.125%, 10/15/26	$725,000	$752,359
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	359,809
Sabra Health Care LP (REIT)
5.500%, 2/1/21	500,000	514,100
Select Income REIT (REIT)
4.250%, 5/15/24	1,100,000	1,106,960
Senior Housing Properties Trust (REIT)
3.250%, 5/1/19	850,000	860,532
Simon Property Group LP (REIT)
2.200%, 2/1/19	1,500,000	1,507,424
2.500%, 9/1/20	500,000	505,822
4.375%, 3/1/21	1,095,000	1,168,887
2.350%, 1/30/22	500,000	497,170
2.625%, 6/15/22	500,000	501,705
3.750%, 2/1/24	1,000,000	1,045,756
3.500%, 9/1/25	500,000	508,946
3.250%, 11/30/26	500,000	497,754
3.375%, 6/15/27(x)	1,750,000	1,755,926
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	470,133
UDR, Inc. (REIT)
3.700%, 10/1/20	1,500,000	1,550,680
4.625%, 1/10/22	200,000	212,739
4.000%, 10/1/25	250,000	260,385
2.950%, 9/1/26	125,000	120,016
3.500%, 7/1/27	350,000	348,645
Ventas Realty LP (REIT)
4.000%, 4/30/19	1,000,000	1,025,670
2.700%, 4/1/20	1,050,000	1,059,467
4.250%, 3/1/22	662,000	701,327
3.100%, 1/15/23	500,000	501,630
3.125%, 6/15/23	600,000	598,972
3.750%, 5/1/24	50,000	51,400
3.250%, 10/15/26	800,000	778,530
VEREIT Operating Partnership LP (REIT)
3.000%, 2/6/19	600,000	605,377
4.125%, 6/1/21	320,000	334,754
4.600%, 2/6/24	400,000	421,220
4.875%, 6/1/26	485,000	519,214
3.950%, 8/15/27	320,000	318,463
Vornado Realty LP (REIT)
2.500%, 6/30/19	500,000	502,832
Washington REIT (REIT)
3.950%, 10/15/22	150,000	154,794
Weingarten Realty Investors (REIT)
3.375%, 10/15/22	600,000	609,137
Welltower, Inc. (REIT)
4.125%, 4/1/19	500,000	513,760
6.125%, 4/15/20	385,000	421,553
4.950%, 1/15/21	1,000,000	1,077,760
4.500%, 1/15/24	1,000,000	1,073,135
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23	1,000,000	1,091,379
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	314,424
4.000%, 2/1/25	300,000	303,025
4.250%, 10/1/26	400,000	408,183

		102,905,942

Real Estate Management & Development (0.1%)
American Campus Communities Operating Partnership LP
3.350%, 10/1/20	600,000	614,011
3.750%, 4/15/23	500,000	514,615
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,609,112
Celulosa Arauco y Constitucion SA
5.000%, 1/21/21	1,800,000	1,910,141

		4,647,879

Total Real Estate		107,553,821

Telecommunication Services (1.1%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
2.375%, 11/27/18	1,500,000	1,508,627
5.800%, 2/15/19	1,901,000	1,997,205
2.300%, 3/11/19	1,415,000	1,422,348
5.875%, 10/1/19	800,000	859,761
5.200%, 3/15/20	604,000	647,061
2.450%, 6/30/20	1,500,000	1,511,651
4.600%, 2/15/21	1,312,000	1,401,158
2.800%, 2/17/21	1,750,000	1,767,635
5.000%, 3/1/21	1,800,000	1,946,878
4.450%, 5/15/21	1,500,000	1,596,542
3.875%, 8/15/21	497,000	518,953
3.000%, 2/15/22	1,000,000	1,009,575
3.200%, 3/1/22	835,000	849,761
3.800%, 3/15/22	1,850,000	1,928,881
3.000%, 6/30/22	2,050,000	2,070,723
2.625%, 12/1/22	1,156,000	1,139,147
3.600%, 2/17/23	1,850,000	1,904,450
3.800%, 3/1/24	1,000,000	1,026,804
4.450%, 4/1/24	1,500,000	1,595,509
3.400%, 8/14/24	2,500,000	2,501,624
3.950%, 1/15/25	1,000,000	1,025,714
3.400%, 5/15/25	4,000,000	3,948,871
4.125%, 2/17/26	2,750,000	2,821,702
4.250%, 3/1/27	2,500,000	2,574,340
3.900%, 8/14/27	2,500,000	2,501,223
British Telecommunications plc
2.350%, 2/14/19	1,000,000	1,004,796
Deutsche Telekom International Finance BV
6.000%, 7/8/19	100,000	106,875
Emirates Telecommunications Group Co. PJSC
2.375%, 6/18/19(m)	1,000,000	1,003,750
3.500%, 6/18/24(m)(x)	1,000,000	1,025,000
Orange SA
2.750%, 2/6/19	1,000,000	1,012,027
5.375%, 7/8/19	500,000	529,328
1.625%, 11/3/19	1,000,000	990,900
4.125%, 9/14/21	1,000,000	1,065,527
Qwest Corp.
6.750%, 12/1/21	700,000	765,188
Telefonica Emisiones SAU
5.877%, 7/15/19	570,000	607,470
5.134%, 4/27/20	629,000	673,420
5.462%, 2/16/21	2,456,000	2,694,251
4.570%, 4/27/23	500,000	545,278
4.103%, 3/8/27	440,000	455,449
Telefonos de Mexico SAB de CV
5.500%, 11/15/19	600,000	642,132
TELUS Corp.
2.800%, 2/16/27	400,000	378,676
Verizon Communications, Inc.
4.500%, 9/15/20	2,228,000	2,382,240
3.450%, 3/15/21	1,600,000	1,663,721
4.600%, 4/1/21	1,800,000	1,940,434
1.750%, 8/15/21	1,550,000	1,513,225
3.000%, 11/1/21	625,000	638,382

See Notes to Portfolio of Investments.

27

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 11/1/21	$1,000,000	$1,040,573
2.946%, 3/15/22	1,837,000	1,867,217
3.125%, 3/16/22	1,250,000	1,281,348
2.450%, 11/1/22(x)	1,406,000	1,391,961
5.150%, 9/15/23	6,000,000	6,726,022
4.150%, 3/15/24	2,000,000	2,118,882
3.500%, 11/1/24	1,750,000	1,773,795
3.376%, 2/15/25§	1,000,000	1,002,960
2.625%, 8/15/26	2,265,000	2,120,557
4.125%, 3/16/27	2,250,000	2,344,910

		85,382,437

Wireless Telecommunication Services (0.1%)
America Movil SAB de CV
5.000%, 3/30/20	1,460,000	1,565,120
3.125%, 7/16/22	1,200,000	1,229,344
Rogers Communications, Inc.
3.000%, 3/15/23	750,000	755,242
3.625%, 12/15/25	500,000	510,688
2.900%, 11/15/26	500,000	479,946
Vodafone Group plc
5.450%, 6/10/19	1,526,000	1,612,284
2.500%, 9/26/22	700,000	698,743
2.950%, 2/19/23	1,306,000	1,325,012

		8,176,379

Total Telecommunication Services		93,558,816

Utilities (1.6%)
Electric Utilities (1.0%)
AEP Texas, Inc.
2.400%, 10/1/22(b)§	350,000	348,743
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	250,489
Alabama Power Co.
2.450%, 3/30/22	500,000	502,090
American Electric Power Co., Inc.
Series F
2.950%, 12/15/22	150,000	153,713
Appalachian Power Co.
3.400%, 6/1/25	350,000	360,096
Arizona Public Service Co.
8.750%, 3/1/19	461,000	503,902
3.150%, 5/15/25	200,000	202,115
2.950%, 9/15/27	350,000	346,724
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	661,168
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	246,864
Series Z
2.400%, 9/1/26	250,000	238,281
Cleco Corporate Holdings LLC
3.743%, 5/1/26	750,000	754,470
Commonwealth Edison Co.
2.150%, 1/15/19	1,000,000	1,005,406
4.000%, 8/1/20	431,000	452,678
3.400%, 9/1/21	250,000	259,561
Series
122 2.950%, 8/15/27	500,000	494,487
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	156,000	156,147
Series A
3.200%, 3/15/27	250,000	252,050
DTE Electric Co.
3.650%, 3/15/24	245,000	258,377
Duke Energy Carolinas LLC
4.300%, 6/15/20	250,000	264,952
2.500%, 3/15/23	500,000	500,929
2.950%, 12/1/26	1,000,000	993,934
Series C
7.000%, 11/15/18	446,000	471,438
Duke Energy Corp.
5.050%, 9/15/19	655,000	692,564
1.800%, 9/1/21	750,000	733,786
2.400%, 8/15/22	300,000	297,950
3.050%, 8/15/22	1,100,000	1,118,411
3.750%, 4/15/24	350,000	366,408
3.150%, 8/15/27	750,000	743,438
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	655,655
Duke Energy Indiana LLC
3.750%, 7/15/20	1,062,000	1,111,280
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	526,071
3.800%, 9/1/23	1,000,000	1,058,038
Duke Energy Progress LLC
5.300%, 1/15/19	700,000	731,523
Edison International
2.125%, 4/15/20	550,000	549,354
2.400%, 9/15/22	400,000	396,848
2.950%, 3/15/23	300,000	303,630
Emera US Finance LP
2.150%, 6/15/19	335,000	335,136
2.700%, 6/15/21	500,000	501,576
3.550%, 6/15/26	665,000	668,886
Enel Americas SA
4.000%, 10/25/26	165,000	167,925
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,000,000	1,052,913
3.700%, 6/1/24	1,000,000	1,040,150
3.500%, 4/1/26	300,000	309,863
Entergy Corp.
5.125%, 9/15/20	787,000	846,409
4.000%, 7/15/22	1,000,000	1,057,499
2.950%, 9/1/26	300,000	290,115
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	474,672
Entergy Texas, Inc.
7.125%, 2/1/19	600,000	639,868
Eversource Energy
4.500%, 11/15/19	419,000	439,304
Series H
3.150%, 1/15/25	150,000	150,231
Series K
2.750%, 3/15/22	500,000	505,451
Exelon Corp.
2.850%, 6/15/20	750,000	764,969
5.150%, 12/1/20	600,000	645,940
2.450%, 4/15/21	330,000	329,317
3.497%, 6/1/22	1,000,000	1,025,921
3.950%, 6/15/25	750,000	783,001
3.400%, 4/15/26	500,000	502,920
FirstEnergy Corp. Series A
2.850%, 7/15/22	450,000	451,844
Series B
4.250%, 3/15/23	675,000	715,100
3.900%, 7/15/27	625,000	634,633
Florida Power & Light Co.
2.750%, 6/1/23	250,000	253,091
Fortis, Inc.
2.100%, 10/4/21	465,000	455,010
3.055%, 10/4/26	750,000	722,104
Georgia Power Co.
4.250%, 12/1/19	307,000	320,703
2.000%, 3/30/20	300,000	300,312

See Notes to Portfolio of Investments.

28

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
2.400%, 4/1/21	$350,000	$349,591
2.850%, 5/15/22	750,000	760,973
3.250%, 4/1/26	350,000	351,337
3.250%, 3/30/27	500,000	498,546
Series C
2.000%, 9/8/20	205,000	204,563
Great Plains Energy, Inc.
4.850%, 6/1/21	62,000	65,638
Gulf Power Co.
Series A
3.300%, 5/30/27	250,000	252,447
Hydro-Quebec
8.400%, 1/15/22	125,000	152,299
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,167,672
ITC Holdings Corp.
3.650%, 6/15/24	325,000	333,858
3.250%, 6/30/26	300,000	296,334
Jersey Central Power & Light Co.
7.350%, 2/1/19	100,000	106,373
Kansas City Power & Light Co.
7.150%, 4/1/19	500,000	537,690
3.150%, 3/15/23	250,000	248,387
3.650%, 8/15/25	500,000	510,336
LG&E & KU Energy LLC
3.750%, 11/15/20	500,000	519,935
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	533,366
MidAmerican Energy Co.
2.400%, 3/15/19	850,000	858,792
3.500%, 10/15/24	300,000	315,180
3.100%, 5/1/27	1,000,000	994,485
Nevada Power Co.
7.125%, 3/15/19	500,000	537,292
NextEra Energy Capital Holdings, Inc.
6.000%, 3/1/19(x)	946,000	998,172
2.300%, 4/1/19	165,000	165,853
2.400%, 9/15/19	500,000	502,814
2.700%, 9/15/19	350,000	353,953
4.500%, 6/1/21	1,000,000	1,061,615
3.550%, 5/1/27	1,500,000	1,537,773
Northern States Power Co.
2.200%, 8/15/20	250,000	251,373
2.150%, 8/15/22	700,000	698,688
NSTAR Electric Co.
2.375%, 10/15/22	1,000,000	990,096
Oncor Electric Delivery Co. LLC
7.000%, 9/1/22	750,000	898,542
Pacific Gas & Electric Co.
8.250%, 10/15/18	755,000	803,998
3.500%, 10/1/20	1,344,000	1,396,863
3.250%, 6/15/23	250,000	256,608
3.750%, 2/15/24	450,000	474,877
3.400%, 8/15/24	500,000	519,143
3.500%, 6/15/25	250,000	260,492
2.950%, 3/1/26	500,000	498,409
3.300%, 3/15/27	500,000	507,349
PacifiCorp
5.500%, 1/15/19	300,000	314,230
2.950%, 2/1/22	500,000	514,205
3.600%, 4/1/24	600,000	629,022
PECO Energy Co.
2.375%, 9/15/22	500,000	499,794
3.150%, 10/15/25	700,000	707,197
PG&E Corp.
2.400%, 3/1/19	500,000	502,526
Portland General Electric Co.
6.100%, 4/15/19	373,000	391,720
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	311,994
PPL Capital Funding, Inc.
4.200%, 6/15/22	1,078,000	1,153,283
3.500%, 12/1/22	1,000,000	1,036,351
3.400%, 6/1/23	250,000	256,557
3.100%, 5/15/26	500,000	491,597
Progress Energy, Inc.
7.050%, 3/15/19	1,100,000	1,178,726
4.400%, 1/15/21	156,000	165,049
3.150%, 4/1/22	1,250,000	1,277,242
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	36,960
3.200%, 11/15/20	150,000	154,250
2.250%, 9/15/22	500,000	497,765
Public Service Electric & Gas Co.
1.900%, 3/15/21	175,000	174,428
2.375%, 5/15/23	500,000	498,235
2.250%, 9/15/26	450,000	423,841
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	523,015
Southern California Edison Co.
3.875%, 6/1/21	381,000	402,295
1.845%, 2/1/22	128,571	125,881
Series B
2.400%, 2/1/22	200,000	200,036
Series C
3.500%, 10/1/23	200,000	210,227
Southern Co. (The)
1.850%, 7/1/19	685,000	683,195
2.150%, 9/1/19	1,200,000	1,201,604
2.750%, 6/15/20	500,000	508,720
2.350%, 7/1/21	1,500,000	1,491,410
2.950%, 7/1/23	575,000	574,308
Southwestern Electric Power Co.
6.450%, 1/15/19	344,000	361,705
Series K
2.750%, 10/1/26	500,000	483,552
Southwestern Public Service Co.
3.300%, 6/15/24	300,000	307,570
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	582,379
UIL Holdings Corp.
4.625%, 10/1/20	500,000	529,045
Union Electric Co.
3.500%, 4/15/24	500,000	517,543
2.950%, 6/15/27	500,000	497,896
Virginia Electric & Power Co.
5.000%, 6/30/19	665,000	699,592
3.450%, 2/15/24	1,000,000	1,032,527
Series A
3.150%, 1/15/26	715,000	721,252
3.500%, 3/15/27	750,000	771,234
Series B
2.950%, 11/15/26	500,000	492,856
Series C
2.750%, 3/15/23	1,400,000	1,416,501
Westar Energy, Inc.
2.550%, 7/1/26	350,000	336,035
Wisconsin Electric Power Co.
2.950%, 9/15/21	725,000	742,549
Xcel Energy, Inc.
4.700%, 5/15/20	756,000	797,538
2.400%, 3/15/21	500,000	500,273
2.600%, 3/15/22	500,000	502,636
3.300%, 6/1/25	500,000	504,517
3.350%, 12/1/26	500,000	505,664

		86,558,672

See Notes to Portfolio of Investments.

29

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	$544,000	$594,004
3.000%, 6/15/27	310,000	310,403
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	592,000	624,305
Dominion Energy Gas Holdings LLC
2.800%, 11/15/20	1,000,000	1,012,351
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	1,019,308
5.200%, 7/15/25	1,000,000	1,071,771
3.950%, 9/15/27	300,000	297,231
ONE Gas, Inc.
2.070%, 2/1/19	500,000	500,196
Southern California Gas Co.
3.150%, 9/15/24	550,000	561,244
Series TT
2.600%, 6/15/26(x)	500,000	485,147
Southern Natural Gas Co. LLC
4.400%, 6/15/21	150,000	158,896

		6,634,856

Independent Power and Renewable Electricity Producers (0.1%)
Enel Generacion Chile SA
4.250%, 4/15/24	400,000	419,996
Exelon Generation Co. LLC
5.200%, 10/1/19	1,000,000	1,060,294
2.950%, 1/15/20	250,000	254,366
PSEG Power LLC
5.125%, 4/15/20	650,000	694,235
3.000%, 6/15/21	650,000	662,005
Southern Power Co.
4.150%, 12/1/25	500,000	526,836
Series 15B
2.375%, 6/1/20	250,000	251,001
Series D
1.950%, 12/15/19	500,000	497,984
Series E
2.500%, 12/15/21	500,000	501,457

		4,868,174

Multi-Utilities (0.4%)
Ameren Corp.
2.700%, 11/15/20	250,000	253,092
Ameren Illinois Co.
9.750%, 11/15/18	750,000	814,660
2.700%, 9/1/22	500,000	508,327
Berkshire Hathaway Energy Co.
2.400%, 2/1/20	750,000	757,178
3.750%, 11/15/23	1,100,000	1,159,011
Black Hills Corp.
4.250%, 11/30/23	600,000	636,971
3.950%, 1/15/26	350,000	365,038
CMS Energy Corp.
5.050%, 3/15/22	1,000,000	1,102,726
3.000%, 5/15/26	210,000	205,345
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	343,000	363,807
6.650%, 4/1/19	600,000	642,544
4.450%, 6/15/20	500,000	531,674
Consolidated Edison, Inc.
2.000%, 5/15/21	315,000	311,833
Series A
2.000%, 3/15/20	125,000	124,922
Consumers Energy Co.
6.700%, 9/15/19	1,002,000	1,092,065
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	778,902
Dominion Energy, Inc.
2.962%, 7/1/19(e)	250,000	253,789
5.200%, 8/15/19	316,000	334,349
2.500%, 12/1/19	1,212,000	1,223,078
2.579%, 7/1/20	455,000	457,551
4.104%, 4/1/21(e)	800,000	838,046
3.625%, 12/1/24	1,250,000	1,284,662
Series A
1.875%, 1/15/19	500,000	499,845
Series B
1.600%, 8/15/19	350,000	347,900
2.750%, 1/15/22	500,000	505,203
Series C
2.000%, 8/15/21	300,000	296,087
Series D
2.850%, 8/15/26(x)	450,000	431,488
DTE Energy Co.
1.500%, 10/1/19	250,000	246,487
2.400%, 12/1/19	350,000	351,043
2.850%, 10/1/26	750,000	718,930
3.800%, 3/15/27	500,000	514,861
Series B
3.300%, 6/15/22	300,000	305,702
Series C
3.500%, 6/1/24	1,000,000	1,008,128
NiSource Finance Corp.
3.490%, 5/15/27	1,250,000	1,264,320
Puget Energy, Inc.
6.000%, 9/1/21	1,500,000	1,676,735
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	482,032
Series NNN
3.600%, 9/1/23	1,650,000	1,721,388
Sempra Energy
9.800%, 2/15/19	1,000,000	1,104,382
1.625%, 10/7/19	350,000	347,370
2.850%, 11/15/20	300,000	305,261
2.875%, 10/1/22	563,000	564,707
3.550%, 6/15/24	250,000	254,742
3.750%, 11/15/25	300,000	308,896
3.250%, 6/15/27	500,000	492,027
Southern Co. Gas Capital Corp.
3.500%, 9/15/21	750,000	773,042
2.450%, 10/1/23	650,000	635,080
3.250%, 6/15/26	530,000	523,628
TECO Finance, Inc.
5.150%, 3/15/20	622,000	664,376
WEC Energy Group, Inc.
2.450%, 6/15/20	250,000	252,594
3.550%, 6/15/25	250,000	260,120

		30,895,944

Water Utilities (0.0%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	852,345
3.400%, 3/1/25	400,000	414,590
United Utilities plc
5.375%, 2/1/19	500,000	519,511

		1,786,446

Total Utilities		130,744,092

Total Corporate Bonds		2,883,975,177

Foreign Government Securities (2.5%)
Canadian Government Bond
1.625%, 2/27/19	3,500,000	3,503,377

See Notes to Portfolio of Investments.

30

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Export Development Canada
1.250%, 12/10/18	$800,000	$796,940
1.750%, 8/19/19	3,000,000	3,003,021
1.000%, 9/13/19	750,000	739,918
1.625%, 1/17/20(x)	2,000,000	1,995,117
1.500%, 5/26/21	1,000,000	984,888
1.375%, 10/21/21	1,000,000	975,719
2.000%, 5/17/22	500,000	498,416
Export-Import Bank of Korea
2.375%, 8/12/19	1,250,000	1,251,617
2.125%, 1/25/20	1,000,000	992,665
5.125%, 6/29/20	500,000	533,110
4.000%, 1/29/21	1,500,000	1,560,725
4.375%, 9/15/21	200,000	211,804
2.750%, 1/25/22	1,000,000	998,105
5.000%, 4/11/22	500,000	546,052
4.000%, 1/14/24	500,000	526,694
2.875%, 1/21/25	1,500,000	1,465,710
3.250%, 11/10/25	1,000,000	1,001,495
2.625%, 5/26/26	2,000,000	1,905,133
2.375%, 4/21/27(x)	1,500,000	1,390,792
FMS Wertmanagement AoeR
1.625%, 11/20/18	1,500,000	1,500,284
1.000%, 8/16/19	2,250,000	2,220,284
1.750%, 1/24/20	2,000,000	1,998,552
1.750%, 3/17/20	1,250,000	1,248,405
1.375%, 6/8/21	1,500,000	1,467,624
Iraq Government AID Bond
2.149%, 1/18/22	665,000	665,792
Japan Bank for International Cooperation
1.750%, 11/13/18	1,700,000	1,698,472
1.750%, 5/29/19	2,500,000	2,496,825
2.250%, 2/24/20	1,000,000	1,004,145
2.125%, 6/1/20	710,000	711,022
1.500%, 7/21/21	1,500,000	1,453,628
2.000%, 11/4/21	665,000	655,004
2.500%, 6/1/22	520,000	523,692
3.375%, 7/31/23	2,000,000	2,091,506
2.125%, 2/10/25	1,500,000	1,443,773
2.750%, 1/21/26	1,000,000	1,000,996
2.375%, 4/20/26	2,000,000	1,944,488
1.875%, 7/21/26	1,500,000	1,397,269
2.250%, 11/4/26	1,000,000	959,817
2.875%, 6/1/27	3,000,000	3,027,399
Japan Finance Organization for Municipalities
4.000%, 1/13/21	700,000	735,356
Japan International Cooperation Agency
2.750%, 4/27/27	690,000	681,337
Kingdom of Jordan
3.000%, 6/30/25	5,000,000	5,234,500
Province of Alberta
1.900%, 12/6/19	2,000,000	1,998,084
Province of British Columbia
2.650%, 9/22/21	2,000,000	2,046,416
2.000%, 10/23/22	1,300,000	1,293,735
2.250%, 6/2/26	1,000,000	970,095
Province of Manitoba
1.750%, 5/30/19(x)	1,000,000	998,392
2.125%, 5/4/22	2,000,000	1,985,870
2.100%, 9/6/22	1,468,000	1,450,522
3.050%, 5/14/24(x)	1,000,000	1,028,802
2.125%, 6/22/26(x)	1,000,000	950,226
Province of Ontario
1.625%, 1/18/19	2,000,000	1,997,240
2.000%, 1/30/19	2,100,000	2,107,172
1.650%, 9/27/19(x)	1,300,000	1,294,530
4.000%, 10/7/19	500,000	520,923
4.400%, 4/14/20	4,000,000	4,239,675
1.875%, 5/21/20	2,500,000	2,492,885
2.400%, 2/8/22	2,500,000	2,537,532
2.450%, 6/29/22(x)	1,700,000	1,713,441
3.200%, 5/16/24	2,500,000	2,594,756
2.500%, 4/27/26	2,000,000	1,961,733
Province of Quebec
3.500%, 7/29/20	1,700,000	1,771,594
2.750%, 8/25/21	2,100,000	2,144,467
2.375%, 1/31/22	2,500,000	2,513,274
2.625%, 2/13/23	2,531,000	2,564,051
2.875%, 10/16/24	1,000,000	1,025,328
2.500%, 4/20/26	1,000,000	987,767
2.750%, 4/12/27	1,750,000	1,737,803
Republic of Chile
2.250%, 10/30/22(x)	245,000	244,265
3.125%, 1/21/26(x)	3,512,000	3,612,092
Republic of Colombia
7.375%, 3/18/19	2,250,000	2,427,187
4.375%, 7/12/21	2,350,000	2,507,450
2.625%, 3/15/23	1,200,000	1,179,600
4.000%, 2/26/24	2,000,000	2,087,000
4.500%, 1/28/26	1,000,000	1,069,000
3.875%, 4/25/27(x)	1,500,000	1,523,250
Republic of Hungary
4.000%, 3/25/19	3,000,000	3,093,750
6.375%, 3/29/21	3,000,000	3,382,500
5.375%, 2/21/23	1,000,000	1,128,750
5.375%, 3/25/24	3,000,000	3,427,500
Republic of Italy
6.875%, 9/27/23	2,000,000	2,388,798
Republic of Korea
7.125%, 4/16/19	1,796,000	1,929,352
3.875%, 9/11/23	250,000	265,361
2.750%, 1/19/27	1,500,000	1,458,015
Republic of Panama
5.200%, 1/30/20	1,143,000	1,231,582
4.000%, 9/22/24	890,000	950,075
3.750%, 3/16/25	3,000,000	3,138,000
Republic of Peru
7.125%, 3/30/19(x)	1,437,000	1,555,553
Republic of Philippines
6.500%, 1/20/20	312,000	344,295
4.000%, 1/15/21	5,750,000	6,089,250
4.200%, 1/21/24	2,400,000	2,632,752
Republic of Poland
6.375%, 7/15/19	2,798,000	3,021,840
5.125%, 4/21/21	1,500,000	1,644,375
5.000%, 3/23/22	2,062,000	2,278,510
3.000%, 3/17/23	1,750,000	1,791,562
4.000%, 1/22/24	2,250,000	2,421,563
3.250%, 4/6/26	1,500,000	1,539,375
Republic of Uruguay
8.000%, 11/18/22	1,000,000	1,220,000
4.500%, 8/14/24(x)	500,000	548,125
State of Israel
5.125%, 3/26/19	1,587,000	1,660,399
4.000%, 6/30/22	1,000,000	1,072,500
3.150%, 6/30/23	500,000	517,500
2.875%, 3/16/26	1,000,000	1,008,750

See Notes to Portfolio of Investments.

31

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Svensk Exportkredit AB
1.250%, 4/12/19	$2,000,000	$1,986,651
1.875%, 6/17/19	1,000,000	1,003,826
1.125%, 8/28/19	1,000,000	988,594
1.750%, 5/18/20	1,500,000	1,494,783
1.875%, 6/23/20	750,000	749,405
2.375%, 3/9/22	1,000,000	1,009,758
Ukraine Government AID Bonds
1.847%, 5/29/20	3,755,000	3,764,388
1.471%, 9/29/21	1,000,000	979,400
United Mexican States
5.125%, 1/15/20	250,000	268,750
3.500%, 1/21/21(x)	2,000,000	2,095,000
3.625%, 3/15/22	7,000,000	7,336,000
3.600%, 1/30/25	2,000,000	2,050,000
4.125%, 1/21/26	1,865,000	1,964,778
4.150%, 3/28/27	2,495,000	2,624,740

Total Foreign Government Securities		202,673,730

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	2,377
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	4,000	5,067
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	4,000	4,352
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	2,000	2,181
6.395%, 1/1/40	4,000	5,458
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	5,454
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	2,652
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	8,000	10,031
City of New York, General Obligation Bonds, Series 2009-A1
5.206%, 10/1/31	4,000	4,685
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	155,000	163,621
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881%, 7/1/42	4,000	4,331
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	6,096
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	273,425
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	4,000	5,537
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995%, 7/1/20	750,000	764,438
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	2,000	2,527
7.055%, 4/1/57	4,000	4,947
Health and Educational Facilities Board of The Metropolitan Government Nashville and Davidson County, Vanderbilt University Medical Centre, Revenue Bonds,
4.053%, 7/1/26	1,000,000	1,040,710
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM (Zero Coupon), 2/15/19	1,000,000	971,240
(Zero Coupon), 2/15/23	1,000,000	834,720
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	4,000	4,788
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,300
5.561%, 12/1/49	3,000	3,741
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 6.793%, 4/1/30	4,000	4,971
7.043%, 4/1/50	4,000	6,166
South Carolina Public Service Authority, South Carolina St Public Service Authority Revenue for Issues Dated Prior To 12/21/10 See 837147 Taxable, Obligs, Series D 20/Jul/2016 01/Dec/2023 2.388%
2.388%, 12/1/23	1,000,000	935,310
State of California Department of Water Resources, Series P
2.000%, 5/1/22	350,000	345,345
State of California, Various Purposes, General Obligation Bonds, Series 2009
6.200%, 3/1/19	200,000	212,512
6.200%, 10/1/19	400,000	434,596
State of Illinois, General Obligation Bonds, Series 2011
5.877%, 3/1/19	60,000	62,728

See Notes to Portfolio of Investments.

32

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	$2,000	$2,445
State of Wisconsin, Revenue Bonds,
3.154%, 5/1/27	1,300,000	1,316,302
University of California, Revenue Bonds,
3.063%, 7/1/25	500,000	512,295

Total Municipal Bonds		7,956,348

Supranational (2.9%)
African Development Bank
1.000%, 11/2/18	2,000,000	1,987,919
1.375%, 12/17/18	857,000	854,917
1.000%, 5/15/19	2,000,000	1,979,130
1.375%, 2/12/20	1,000,000	991,364
1.875%, 3/16/20	2,500,000	2,506,757
1.250%, 7/26/21	1,000,000	975,263
Asian Development Bank
1.875%, 10/23/18	1,900,000	1,906,457
1.750%, 3/21/19	1,350,000	1,352,589
1.000%, 8/16/19	1,000,000	987,703
1.750%, 1/10/20	5,000,000	5,003,142
1.500%, 1/22/20	1,000,000	994,901
1.375%, 3/23/20	650,000	644,052
1.625%, 8/26/20	1,000,000	995,084
1.625%, 3/16/21	2,000,000	1,981,475
1.750%, 6/8/21	3,250,000	3,226,279
2.125%, 11/24/21	1,500,000	1,506,230
2.000%, 2/16/22	3,000,000	2,992,548
1.875%, 2/18/22	3,000,000	2,978,496
2.000%, 1/22/25	3,000,000	2,922,719
2.000%, 4/24/26	1,000,000	964,572
1.750%, 8/14/26	1,000,000	943,024
2.625%, 1/12/27	2,500,000	2,523,862
Corp. Andina de Fomento
8.125%, 6/4/19	1,229,000	1,347,605
2.200%, 7/18/20	1,250,000	1,251,650
4.375%, 6/15/22	1,500,000	1,618,117
Council of Europe Development Bank
1.500%, 5/17/19	750,000	748,064
1.750%, 11/14/19	1,500,000	1,500,578
1.875%, 1/27/20	750,000	751,761
1.625%, 3/10/20	1,000,000	996,990
European Bank for Reconstruction & Development
1.625%, 11/15/18	100,000	100,014
1.750%, 6/14/19	2,000,000	2,002,492
0.875%, 7/22/19	200,000	200,130
1.750%, 11/26/19	1,000,000	999,893
1.625%, 5/5/20	3,000,000	2,990,823
1.875%, 2/23/22	1,000,000	990,211
2.125%, 3/7/22	3,000,000	3,000,673
European Investment Bank
1.625%, 12/18/18	2,500,000	2,506,776
1.875%, 3/15/19	3,000,000	3,011,183
1.250%, 5/15/19	4,000,000	3,974,806
1.750%, 6/17/19	5,000,000	5,008,528
1.125%, 8/15/19	1,000,000	989,830
1.250%, 12/16/19	3,000,000	2,979,214
1.625%, 3/16/20	4,000,000	3,985,928
1.750%, 5/15/20	2,000,000	2,000,187
1.375%, 6/15/20	5,000,000	4,942,622
1.625%, 8/14/20	4,200,000	4,175,841
2.875%, 9/15/20	2,750,000	2,830,607
1.625%, 12/15/20	1,000,000	991,963
4.000%, 2/16/21	2,200,000	2,349,177
2.000%, 3/15/21	4,000,000	4,010,207
2.500%, 4/15/21	2,000,000	2,037,924
1.625%, 6/15/21	4,000,000	3,951,022
1.375%, 9/15/21	3,500,000	3,426,031
2.250%, 3/15/22	2,500,000	2,518,210
2.250%, 8/15/22(x)	3,000,000	3,016,597
3.250%, 1/29/24	3,100,000	3,268,192
2.500%, 10/15/24(x)	1,000,000	1,010,286
1.875%, 2/10/25	3,000,000	2,902,394
2.125%, 4/13/26	2,000,000	1,966,739
2.375%, 5/24/27	1,000,000	998,341
Inter-American Development Bank
1.000%, 5/13/19	2,000,000	1,979,566
3.875%, 9/17/19	1,000,000	1,041,977
1.250%, 10/15/19	1,000,000	991,182
1.750%, 10/15/19	5,000,000	5,005,734
3.875%, 2/14/20	3,349,000	3,513,865
1.625%, 5/12/20	3,300,000	3,288,018
1.875%, 6/16/20	1,500,000	1,503,877
1.375%, 7/15/20	5,000,000	4,943,648
2.125%, 11/9/20	3,100,000	3,126,996
1.875%, 3/15/21	1,150,000	1,149,302
1.250%, 9/14/21	1,000,000	972,547
2.125%, 1/18/22	1,000,000	1,003,859
3.000%, 2/21/24	2,000,000	2,081,557
2.125%, 1/15/25	2,000,000	1,968,015
2.000%, 6/2/26	1,050,000	1,009,461

See Notes to Portfolio of Investments.

33

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
International Bank for Reconstruction & Development
1.000%, 10/5/18	$4,000,000	$3,979,837
1.875%, 3/15/19	3,700,000	3,715,385
0.875%, 8/15/19	3,000,000	2,962,019
1.875%, 10/7/19	2,500,000	2,509,421
1.125%, 11/27/19	3,000,000	2,963,921
1.375%, 3/30/20	3,000,000	2,973,601
1.875%, 4/21/20	3,000,000	3,009,522
1.125%, 8/10/20	2,500,000	2,454,278
1.625%, 9/4/20	1,485,000	1,477,960
2.125%, 11/1/20	2,150,000	2,169,546
1.625%, 3/9/21	4,000,000	3,967,637
1.375%, 5/24/21	4,000,000	3,923,838
2.250%, 6/24/21	3,000,000	3,034,061
1.375%, 9/20/21	3,000,000	2,930,961
2.000%, 1/26/22	3,500,000	3,495,129
1.625%, 2/10/22	3,000,000	2,948,349
1.875%, 10/7/22	1,000,000	987,322
7.625%, 1/19/23	1,000,000	1,271,334
2.125%, 2/13/23	1,319,000	1,315,254
1.750%, 4/19/23	1,000,000	976,501
2.500%, 11/25/24	3,500,000	3,528,189
2.125%, 3/3/25	450,000	442,194
2.500%, 7/29/25	3,000,000	3,025,177
1.875%, 10/27/26	2,000,000	1,905,181
International Finance Corp.
1.250%, 11/27/18	469,000	467,251
1.750%, 9/16/19	2,500,000	2,502,047
1.625%, 7/16/20	1,500,000	1,496,100
1.125%, 7/20/21	1,250,000	1,214,138
2.125%, 4/7/26	2,000,000	1,950,563
Nordic Investment Bank
1.125%, 2/25/19	2,000,000	1,987,019
1.625%, 11/20/20	495,000	491,773
1.250%, 8/2/21	2,000,000	1,949,487
2.125%, 2/1/22	1,000,000	1,005,987
North American Development Bank
2.400%, 10/26/22	1,150,000	1,130,041

Total Supranational		238,310,716

U.S. Government Agency Securities (2.9%)
FFCB
1.300%, 12/14/18	500,000	500,146
1.030%, 4/5/19	1,000,000	994,086
1.170%, 5/16/19	500,000	497,662
1.500%, 12/19/19	1,000,000	998,521
1.550%, 5/8/20	500,000	498,921
1.620%, 4/20/21	1,000,000	992,004
1.500%, 7/6/21	1,000,000	987,790
1.680%, 1/5/22	1,000,000	984,762
FHLB
5.000%, 11/17/17	1,000	1,005
0.875%, 10/1/18	5,000,000	4,972,864
1.750%, 12/14/18	3,000,000	3,010,657
1.250%, 1/16/19	7,000,000	6,980,342
1.875%, 3/8/19	500,000	503,744
1.375%, 3/18/19	5,000,000	4,990,982
1.375%, 5/28/19	1,840,000	1,835,598
1.625%, 6/14/19	3,000,000	3,004,648
0.875%, 8/5/19	5,000,000	4,938,650
1.000%, 9/26/19	3,000,000	2,966,792
1.375%, 11/15/19	8,495,000	8,459,574
1.875%, 3/13/20	2,000,000	2,011,986
4.125%, 3/13/20	4,000,000	4,239,073
1.750%, 7/13/20	1,500,000	1,499,652
1.830%, 7/29/20	1,000,000	1,005,349
1.800%, 8/28/20	1,500,000	1,500,441
1.870%, 2/10/21	1,500,000	1,499,293
1.375%, 2/18/21	3,150,000	3,117,522
1.750%, 3/12/21	2,000,000	1,998,844
2.050%, 7/13/21	2,500,000	2,500,293
1.125%, 7/14/21	10,000,000	9,773,374
1.875%, 11/29/21	5,000,000	5,004,395
2.160%, 8/17/22	2,750,000	2,748,059
2.875%, 9/13/24	2,000,000	2,077,661
5.500%, 7/15/36	3,000	4,056
FHLMC
0.875%, 10/12/18	5,000,000	4,970,949
3.750%, 3/27/19	3,470,000	3,585,466
1.750%, 5/30/19	3,000,000	3,011,583
1.250%, 7/26/19	2,000,000	1,991,141
1.600%, 7/26/19	500,000	500,124
2.000%, 7/30/19	600,000	605,576
1.250%, 8/1/19	3,500,000	3,483,529
1.375%, 8/15/19	1,000,000	997,086
1.300%, 8/28/19	2,000,000	1,991,331
1.250%, 10/2/19	7,500,000	7,454,951
1.625%, 10/25/19	500,000	500,217
1.500%, 1/17/20	3,000,000	2,993,472
1.800%, 4/13/20	500,000	499,988
1.375%, 5/1/20	7,350,000	7,307,327
1.625%, 9/29/20	1,630,000	1,626,733
1.330%, 12/30/20	1,000,000	988,181
1.930%, 8/27/21	1,000,000	999,976
2.375%, 1/13/22	7,947,000	8,095,205

See Notes to Portfolio of Investments.

34

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
1.125%, 10/19/18	$3,000,000	$2,990,071
1.625%, 11/27/18	3,000,000	3,013,578
1.125%, 12/14/18	5,000,000	4,978,692
1.250%, 12/28/18	250,000	249,302
1.875%, 2/19/19	2,000,000	2,010,825
1.250%, 2/26/19	1,000,000	996,460
1.750%, 6/20/19	5,000,000	5,021,745
1.250%, 6/28/19	1,000,000	994,741
1.075%, 7/11/19	500,000	496,443
0.875%, 8/2/19	5,000,000	4,939,414
1.250%, 8/23/19	1,000,000	994,641
1.000%, 8/28/19	5,000,000	4,947,869
1.750%, 9/12/19	5,500,000	5,518,758
(Zero Coupon), 10/9/19	4,000,000	3,854,387
1.000%, 10/24/19	4,750,000	4,695,449
1.650%, 1/27/20	1,000,000	999,871
1.500%, 2/28/20	3,500,000	3,490,061
1.500%, 6/22/20	2,500,000	2,492,213
1.500%, 11/30/20	2,817,000	2,800,908
1.875%, 12/28/20	1,313,000	1,320,040
1.375%, 2/26/21	3,000,000	2,966,907
1.250%, 5/6/21	5,000,000	4,915,599
1.250%, 8/17/21	5,000,000	4,896,542
1.375%, 10/7/21	2,000,000	1,964,058
2.000%, 1/5/22	5,000,000	5,015,697
1.875%, 4/5/22	1,000,000	997,182
2.625%, 9/6/24	2,500,000	2,565,199
2.125%, 4/24/26	8,165,000	7,968,582
1.875%, 9/24/26	2,000,000	1,903,555
Tennessee Valley Authority
3.875%, 2/15/21	2,830,000	3,024,280
1.875%, 8/15/22	1,000,000	993,357
2.875%, 9/15/24	2,400,000	2,487,165
2.875%, 2/1/27	1,000,000	1,025,375

Total U.S. Government Agency Securities		236,230,547

U.S. Treasury Obligations (49.6%)
U.S. Treasury Bonds
9.000%, 11/15/18	1,386,000	1,504,081
8.875%, 2/15/19	2,432,000	2,679,427
8.125%, 8/15/19	5,212,000	5,850,572
8.500%, 2/15/20	187,000	217,512
8.750%, 8/15/20	1,880,000	2,255,633
7.125%, 2/15/23	4,312,000	5,440,026
U.S. Treasury Notes
0.875%, 10/15/18	20,000,000	19,896,876
1.250%, 10/31/18	2,000,000	1,997,109
1.750%, 10/31/18	20,000,000	20,076,954
1.250%, 11/15/18	25,000,000	24,958,985
3.750%, 11/15/18	24,904,000	25,547,029
1.250%, 11/30/18	40,000,000	39,934,376
1.250%, 12/15/18	62,500,000	62,388,919
1.250%, 12/31/18	25,000,000	24,956,542
1.375%, 12/31/18	17,650,000	17,642,416
1.500%, 12/31/18	26,600,000	26,628,574
1.125%, 1/31/19	10,000,000	9,962,109
1.250%, 1/31/19	25,000,000	24,945,313
1.500%, 1/31/19	21,250,000	21,272,412
2.750%, 2/15/19	27,907,000	28,408,455
1.125%, 2/28/19	40,000,000	39,840,624
1.375%, 2/28/19	15,812,000	15,802,117
1.500%, 2/28/19	35,500,000	35,533,974
1.250%, 3/31/19	25,000,000	24,935,547
1.500%, 3/31/19	5,050,000	5,055,721
1.250%, 4/30/19	2,000,000	1,994,414
1.625%, 4/30/19	43,000,000	43,127,654
3.125%, 5/15/19	30,454,000	31,274,236
1.250%, 5/31/19	25,000,000	24,923,828
1.500%, 5/31/19	25,000,000	25,024,415
1.000%, 6/30/19	4,600,000	4,565,141
1.625%, 6/30/19	5,000,000	5,014,355
0.875%, 7/31/19	1,500,000	1,484,385
1.375%, 7/31/19	35,000,000	34,946,681
1.625%, 7/31/19	40,000,000	40,114,844
3.625%, 8/15/19	28,086,000	29,205,053
1.625%, 8/31/19	30,000,000	30,085,548
1.000%, 9/30/19	5,000,000	4,953,125
1.750%, 9/30/19	27,000,000	27,136,056
1.250%, 10/31/19	1,000,000	995,039
1.500%, 10/31/19	35,000,000	35,001,369
3.375%, 11/15/19	6,223,000	6,466,815
1.000%, 11/30/19	20,000,000	19,787,500
1.500%, 11/30/19	45,000,000	44,989,452
1.125%, 12/31/19	2,000,000	1,982,656
1.625%, 12/31/19	35,000,000	35,079,296
1.375%, 1/15/20	20,000,000	19,932,812
1.250%, 1/31/20	40,000,000	39,737,500
1.375%, 1/31/20	10,000,000	9,963,281
1.375%, 2/15/20	30,000,000	29,881,641
3.625%, 2/15/20	20,355,000	21,342,535
1.250%, 2/29/20	2,500,000	2,482,617
1.375%, 2/29/20	50,000,000	49,791,015
1.625%, 3/15/20	25,000,000	25,042,970
1.125%, 3/31/20	7,500,000	7,420,312
1.375%, 3/31/20	30,000,000	29,859,375
1.500%, 4/15/20	20,000,000	19,966,406
1.375%, 4/30/20	50,000,000	49,750,000
3.500%, 5/15/20	41,024,000	43,060,776
1.375%, 5/31/20	16,061,000	15,975,048
1.500%, 5/31/20	50,000,000	49,888,670
1.625%, 6/30/20	30,000,000	30,023,436
1.500%, 7/15/20	25,000,000	24,931,640
2.625%, 8/15/20	35,687,000	36,699,062
1.375%, 8/31/20	35,000,000	34,759,375
2.125%, 8/31/20	36,000,000	36,514,688
1.375%, 9/30/20	40,000,000	39,700,000
2.000%, 9/30/20	1,100,000	1,111,688
1.375%, 10/31/20	15,000,000	14,875,782
2.625%, 11/15/20	44,196,000	45,492,529
1.625%, 11/30/20	50,000,000	49,927,735
2.000%, 11/30/20	1,000,000	1,010,039
1.750%, 12/31/20	20,000,000	20,037,500
2.375%, 12/31/20	16,000,000	16,350,000

See Notes to Portfolio of Investments.

35

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
1.375%, 1/31/21	$30,000,000	$29,684,766
2.125%, 1/31/21	41,000,000	41,571,757
3.625%, 2/15/21	47,140,000	50,128,601
1.125%, 2/28/21	50,000,000	49,027,345
2.000%, 2/28/21	1,000,000	1,009,687
1.250%, 3/31/21	45,000,000	44,270,509
2.250%, 3/31/21	1,100,000	1,119,594
1.375%, 4/30/21	50,000,000	49,363,280
3.125%, 5/15/21	19,069,000	19,994,890
1.125%, 6/30/21	60,000,000	58,612,500
1.125%, 7/31/21	45,000,000	43,903,125
2.250%, 7/31/21	15,000,000	15,257,813
2.125%, 8/15/21	50,062,000	50,697,552
1.125%, 8/31/21	40,000,000	38,985,936
2.000%, 8/31/21	15,000,000	15,117,187
1.125%, 9/30/21	30,000,000	29,210,157
2.125%, 9/30/21	22,500,000	22,772,461
1.250%, 10/31/21	42,500,000	41,550,393
2.000%, 10/31/21	25,000,000	25,179,687
2.000%, 11/15/21	37,978,000	38,259,869
1.750%, 11/30/21	50,000,000	49,830,080
1.500%, 1/31/22	85,000,000	83,725,000
1.875%, 1/31/22	5,000,000	5,002,539
2.000%, 2/15/22	42,662,000	42,935,306
1.750%, 2/28/22	25,000,000	24,876,953
1.875%, 2/28/22	30,000,000	30,009,375
1.750%, 3/31/22	15,000,000	14,914,454
1.875%, 3/31/22	40,000,000	39,984,376
1.875%, 4/30/22	25,000,000	24,976,563
1.750%, 5/15/22	17,936,000	17,835,110
1.750%, 5/31/22	25,000,000	24,834,960
1.875%, 5/31/22	15,000,000	14,987,696
1.750%, 6/30/22	2,500,000	2,481,738
1.875%, 7/31/22	30,000,000	29,934,375
2.000%, 7/31/22	22,000,000	22,083,360
1.625%, 8/15/22	63,928,800	63,104,719
1.875%, 8/31/22	25,000,000	24,933,595
1.750%, 9/30/22	30,000,000	29,719,923
1.625%, 11/15/22	35,304,700	34,753,064
2.000%, 11/30/22	15,000,000	15,027,539
2.125%, 12/31/22	12,500,000	12,590,820
1.750%, 1/31/23	22,000,000	21,732,735
2.000%, 2/15/23	73,030,900	73,059,426
1.500%, 2/28/23	20,000,000	19,489,844
1.500%, 3/31/23	30,000,000	29,204,298
1.750%, 5/15/23	60,514,600	59,625,792
1.625%, 5/31/23	25,000,000	24,461,915
1.375%, 6/30/23	17,500,000	16,871,778
1.250%, 7/31/23	17,500,000	16,740,528
2.500%, 8/15/23	3,250,000	3,333,281
1.375%, 8/31/23	25,000,000	24,055,665
1.375%, 9/30/23	15,000,000	14,420,508
1.625%, 10/31/23	40,000,000	38,998,436
2.750%, 11/15/23	27,000,000	28,063,125
2.750%, 2/15/24	42,000,000	43,617,655
2.125%, 2/29/24	20,000,000	20,014,062
2.000%, 4/30/24	25,000,000	24,803,710
2.500%, 5/15/24	45,000,000	46,028,322
2.125%, 7/31/24	25,000,000	24,961,915
2.375%, 8/15/24	35,000,000	35,489,454
2.250%, 11/15/24	45,000,000	45,221,486
2.000%, 2/15/25	45,000,000	44,386,524
2.125%, 5/15/25	50,000,000	49,675,780
2.000%, 8/15/25	52,500,000	51,597,656
2.250%, 11/15/25	27,000,000	27,000,000
1.625%, 2/15/26	60,000,000	57,039,846
1.625%, 5/15/26	50,000,000	47,425,780
1.500%, 8/15/26	65,000,000	60,866,409
2.000%, 11/15/26	85,000,000	82,831,837
2.250%, 2/15/27	51,000,000	50,695,193
2.375%, 5/15/27	10,000,000	10,042,188
2.250%, 8/15/27	25,000,000	24,832,030

Total U.S. Treasury Obligations		4,092,257,429

Total Long-Term Debt Securities (93.0%) (Cost $7,594,129,226)		7,666,047,142

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC,
Series Z,
(3 Months LIBOR + 4.16%, 7.875% Floor), 7.875%(k)*	17,000	116,110
FNMA,
Series S,
(3 Months LIBOR + 4.23%, 7.75% Floor), 7.750%(k)(x)*	22,000	153,340

Total Preferred Stocks (0.0%) (Cost $18,166)		269,450

EXCHANGE TRADED FUNDS:
iShares 1-3 Year Treasury Bond Fund(x)	2,420,000	204,369,000
iShares 3-7 Year Treasury Bond Fund(x)	1,673,449	206,687,686
iShares 7-10 Year Treasury Bond Fund	1,125,971	119,938,431

Total Exchange Traded Funds (6.4%) (Cost $525,051,822)		530,995,117

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.8%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $3,500,467, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $3,571,906.(xx)	$3,500,000	3,500,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $4,500,394, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $4,590,001.(xx)	4,500,000	4,500,000
Citigroup Global Markets, Inc., 1.34%, dated 9/29/17, due 10/2/17, repurchase price $1,000,112, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $1,020,006.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

36

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $2,200,229, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $2,244,011.(xx)	$2,200,000	$2,200,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,500,156, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $1,530,014.(xx)	1,500,000	1,500,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $5,600,560, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $5,712,020.(xx)	5,600,000	5,600,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $4,200,420, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $4,284,022.(xx)	4,200,000	4,200,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $2,102,598, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $2,144,461.(xx)	2,102,413	2,102,413
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $4,901,019, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $5,001,811.(xx)	4,900,000	4,900,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $3,000,260, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $3,062,333.(xx)	3,000,000	3,000,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $7,000,688, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $7,140,703.(xx)	7,000,000	7,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $4,000,817, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $4,080,009.(xx)	4,000,000	4,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $1,020,030.(xx)	1,000,000	1,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $15,003,092, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $15,300,000.(xx)	15,000,000	15,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $6,001,237, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $6,120,005.(xx)	6,000,000	6,000,000

Total Repurchase Agreements		65,502,413

Total Short-Term Investments (0.8%) (Cost $65,502,413)		65,502,413

Total Investments (100.2%) (Cost $8,184,701,627)		8,262,814,122
Other Assets Less Liabilities (-0.2%)		(16,860,642)

Net Assets (100%)		$8,245,953,480

*	Non-income producing.

See Notes to Portfolio of Investments.

37

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2017, the market value of these securities amounted to $54,407,289 or 0.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2017, the market value of these securities amounted to $348,743 or 0.0% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2017. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $2,529,245 or 0.0% of net assets.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $64,083,717. This was secured by cash collateral of $65,502,413 which was subsequently invested in joint repurchase agreements with a total value of $65,502,413, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

LIBOR — London Interbank Offered Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

38

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,643,195	$—	$4,643,195
Corporate Bonds
Consumer Discretionary	—	174,694,113	—	174,694,113
Consumer Staples	—	209,389,081	—	209,389,081
Energy	—	257,325,797	—	257,325,797
Financials	—	1,149,729,873	—	1,149,729,873
Health Care	—	261,857,101	—	261,857,101
Industrials	—	146,084,016	—	146,084,016
Information Technology	—	282,584,178	—	282,584,178
Materials	—	70,454,289	—	70,454,289
Real Estate	—	107,553,821	—	107,553,821
Telecommunication Services	—	93,558,816	—	93,558,816
Utilities	—	130,744,092	—	130,744,092
Exchange Traded Funds	530,995,117	—	—	530,995,117
Foreign Government Securities	—	202,673,730	—	202,673,730
Municipal Bonds	—	7,956,348	—	7,956,348
Preferred Stocks
Financials	269,450	—	—	269,450
Short-Term Investments
Repurchase Agreements	—	65,502,413	—	65,502,413
Supranational	—	238,310,716	—	238,310,716
U.S. Government Agency Securities	—	236,230,547	—	236,230,547
U.S. Treasury Obligations	—	4,092,257,429	—	4,092,257,429

Total Assets	$531,264,567	$7,731,549,555	$—	$8,262,814,122

Total Liabilities	$—	$—	$—	$—

Total	$531,264,567	$7,731,549,555	$—	$8,262,814,122

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,497,244
Aggregate gross unrealized depreciation	(31,159,216)

Net unrealized appreciation	$77,338,028

Federal income tax cost of investment securities and derivative instruments, if applicable	$8,185,476,094

See Notes to Portfolio of Investments.

39

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (3.2%)
Banco Bradesco SA (ADR)*	34,826	$385,524
Cielo SA	62,554	433,137
Embraer SA	47,700	270,041
Itau Unibanco Holding SA (ADR)	29,537	404,657
Natura Cosmeticos SA	10,400	102,780
Petroleo Brasileiro SA (ADR)*	15,166	152,266

		1,748,405

China (7.3%)
Anhui Conch Cement Co. Ltd., Class H	102,500	408,735
BYD Co. Ltd., Class H(x)	49,500	459,096
China BlueChemical Ltd., Class H	478,000	155,425
China Oilfield Services Ltd., Class H	214,000	195,875
China Petroleum & Chemical Corp., Class H	378,400	283,379
Dongfeng Motor Group Co. Ltd., Class H	146,000	192,882
Industrial & Commercial Bank of China Ltd., Class H	341,000	253,188
Jiangxi Copper Co. Ltd., Class H	248,000	391,766
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	82,000	340,110
TravelSky Technology Ltd., Class H	159,000	414,211
Weichai Power Co. Ltd., Class H	615,000	673,921
Zhejiang Expressway Co. Ltd., Class H	162,000	201,370

		3,969,958

Colombia (1.0%)
Bancolombia SA (ADR)	7,071	323,781
Ecopetrol SA	471,979	225,011

		548,792

Czech Republic (0.7%)
Komercni banka A/S	8,546	373,207

Hungary (0.5%)
MOL Hungarian Oil & Gas plc	24,784	281,927

India (1.8%)
HDFC Bank Ltd. (ADR)	6,053	583,328
ICICI Bank Ltd. (ADR)	48,575	415,802

		999,130

Indonesia (1.6%)
Bank Rakyat Indonesia Persero Tbk. PT	324,700	368,238
Indofood Sukses Makmur Tbk. PT	480,700	300,683
Media Nusantara Citra Tbk. PT	2,012,100	197,191

		866,112

Malaysia (0.2%)
AMMB Holdings Bhd	123,300	127,315

Mexico (0.4%)
Grupo Financiero Banorte SAB de CV, Class O	32,500	224,127

South Africa (1.5%)
FirstRand Ltd.	108,223	415,906
Investec Ltd.	51,846	375,286

		791,192

South Korea (4.1%)
CJ Corp.	2,477	368,733
Dongbu Insurance Co. Ltd.	3,685	234,867
Hyundai Mobis Co. Ltd.	1,282	268,634
KT Corp.	5,459	149,106
POSCO	1,282	354,821
Samsung Electronics Co. Ltd.	393	879,776

		2,255,937

Taiwan (5.2%)
Advanced Semiconductor Engineering, Inc.	437,024	534,679
Hon Hai Precision Industry Co. Ltd.	109,000	377,424
Micro-Star International Co. Ltd.	179,000	384,870
Taiwan Semiconductor Manufacturing Co. Ltd.	106,000	756,793
Uni-President Enterprises Corp.	194,750	407,816
WPG Holdings Ltd.	285,000	379,229

		2,840,811

Thailand (0.9%)
Kasikornbank PCL	40,800	261,805
PTT Global Chemical PCL	91,400	211,029

		472,834

Turkey (0.3%)
Akbank Turk A/S	60,795	160,393

Total Common Stocks (28.7%) (Cost $14,370,788)		15,660,140

EXCHANGE TRADED FUNDS:
iShares Core MSCI Emerging Markets Fund	326,355	17,629,697
Vanguard FTSE Emerging Markets Fund	202,070	8,804,190

Total Exchange Traded Funds (48.4%) (Cost $24,267,460)		26,433,887

SHORT-TERM INVESTMENTS:
Investment Company (19.0%)
JPMorgan Prime Money Market Fund, IM Shares	10,395,345	10,398,464

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $23,187, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $23,660.(xx)	$23,184	23,184
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $22,028, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $22,467.(xx)	22,026	22,026
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $10,731, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $10,945.(xx)	10,730	10,730

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $7,596, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $7,747.(xx)	$7,595	$7,595
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $27,260, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $27,802.(xx)	27,257	27,257
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $20,868, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $21,283.(xx)	20,866	20,866
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $42,642, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30- 5/15/39; total market value $43,491.(xx)	42,638	42,638
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $13,209, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $13,482.(xx)	13,208	13,208
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $50,005, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $51,005.(xx)	50,000	50,000

Total Repurchase Agreements		217,504

Total Short-Term Investments (19.4%) (Cost $10,616,102)		10,615,968

Total Investments (96.5%) (Cost $49,254,350)		52,709,995
Other Assets Less Liabilities (3.5%)		1,892,745

Net Assets (100%)		$54,602,740

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $206,994. This was secured by cash collateral of $217,504 which was subsequently invested in joint repurchase agreements with a total value of $217,504, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

Sector Weightings as of September 30, 2017	Market Value	% of Net Assets
Exchange Traded Funds	$26,433,887	48.4%
Investment Companies	10,398,464	19.0
Financials	4,907,424	9.0
Information Technology	4,160,119	7.6
Materials	1,521,776	2.8
Industrials	1,514,065	2.8
Energy	1,138,458	2.1
Consumer Discretionary	1,117,803	2.0
Consumer Staples	811,279	1.5
Health Care	340,110	0.6
Repurchase Agreements	217,504	0.4
Telecommunication Services	149,106	0.3
Cash and Other	1,892,745	3.5

		100.0%

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	217	12/2017	USD	11,818,905	(187,352)

					(187,352)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Common Stocks
Consumer Discretionary	$—	$1,117,803	$—	$1,117,803
Consumer Staples	102,780	708,499	—	811,279
Energy	377,277	761,181	—	1,138,458
Financials	2,337,219	2,570,205	—	4,907,424
Health Care	—	340,110	—	340,110
Industrials	270,041	1,244,024	—	1,514,065
Information Technology	433,137	3,726,982	—	4,160,119
Materials	—	1,521,776	—	1,521,776
Telecommunication Services	—	149,106	—	149,106
Exchange Traded Funds	26,433,887	—	—	26,433,887
Short-Term Investments
Investment Companies	10,398,464	—	—	10,398,464
Repurchase Agreements	—	217,504	—	217,504

Total Assets	$40,352,805	$12,357,190	$—	$52,709,995

Liabilities:
Futures	$(187,352)	$—	$—	$(187,352)

Total Liabilities	$(187,352)	$—	$—	$(187,352)

Total	$40,165,453	$12,357,190	$—	$52,522,643

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,736,846
Aggregate gross unrealized depreciation	(1,553,232)

Net unrealized appreciation	$3,183,614

Federal income tax cost of investment securities and derivative instruments, if applicable	$49,339,029

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.8%)
Auto Components (0.2%)
BorgWarner, Inc.	48,870	$2,503,610
Delphi Automotive plc	65,636	6,458,582
Goodyear Tire & Rubber Co. (The)	61,700	2,051,525

		11,013,717

Automobiles (0.5%)
Ford Motor Co.	958,298	11,470,827
General Motors Co.	336,494	13,587,628
Harley-Davidson, Inc.(x)	42,850	2,065,798

		27,124,253

Distributors (0.1%)
Genuine Parts Co.	36,110	3,453,922
LKQ Corp.*	75,487	2,716,777

		6,170,699

Diversified Consumer Services (0.0%)
H&R Block, Inc.	50,700	1,342,536

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	102,500	6,618,425
Chipotle Mexican Grill, Inc.(x)*	7,101	2,185,901
Darden Restaurants, Inc.	30,450	2,398,851
Hilton Worldwide Holdings, Inc.	50,215	3,487,432
Marriott International, Inc., Class A	76,117	8,392,661
McDonald’s Corp.	199,750	31,296,830
MGM Resorts International	118,226	3,852,985
Royal Caribbean Cruises Ltd.	41,073	4,868,793
Starbucks Corp.	354,800	19,056,308
Wyndham Worldwide Corp.	25,595	2,697,969
Wynn Resorts Ltd.	19,529	2,908,259
Yum Brands, Inc.	81,030	5,964,618

		93,729,032

Household Durables (0.4%)
DR Horton, Inc.	83,700	3,342,141
Garmin Ltd.(x)	28,060	1,514,398
Leggett & Platt, Inc.	32,400	1,546,452
Lennar Corp., Class A	49,750	2,626,800
Mohawk Industries, Inc.*	15,500	3,836,405
Newell Brands, Inc.	118,380	5,051,275
PulteGroup, Inc.	69,507	1,899,626
Whirlpool Corp.	18,116	3,341,315

		23,158,412

Internet & Direct Marketing Retail (2.6%)
Amazon.com, Inc.*	97,219	93,461,485
Expedia, Inc.	29,839	4,295,026
Netflix, Inc.*	105,620	19,154,187
Priceline Group, Inc. (The)*	12,056	22,072,366
TripAdvisor, Inc.(x)*	27,009	1,094,675

		140,077,739

Leisure Products (0.1%)
Hasbro, Inc.	27,608	2,696,473
Mattel, Inc.(x)	83,900	1,298,772

		3,995,245

Media (2.9%)
CBS Corp. (Non-Voting), Class B	90,200	5,231,600
Charter Communications, Inc., Class A*	52,901	19,225,281
Comcast Corp., Class A	1,159,654	44,623,486
Discovery Communications, Inc., Class A(x)*	37,666	801,909
Discovery Communications, Inc., Class C*	51,566	1,044,727
DISH Network Corp., Class A*	55,709	3,021,099
Interpublic Group of Cos., Inc. (The)	96,726	2,010,934
News Corp., Class A	93,650	1,241,799
News Corp., Class B	29,311	400,095
Omnicom Group, Inc.	57,050	4,225,694
Scripps Networks Interactive, Inc., Class A	23,461	2,015,065
Time Warner, Inc.	190,000	19,465,500
Twenty-First Century Fox, Inc., Class A	257,835	6,801,687
Twenty-First Century Fox, Inc., Class B	119,345	3,077,908
Viacom, Inc., Class B	86,300	2,402,592
Walt Disney Co. (The)	381,930	37,646,840

		153,236,216

Multiline Retail (0.4%)
Dollar General Corp.	61,850	5,012,942
Dollar Tree, Inc.*	57,995	5,035,126
Kohl’s Corp.(x)	41,720	1,904,518
Macy’s, Inc.	74,522	1,626,070
Nordstrom, Inc.(x)	27,170	1,281,066
Target Corp.	135,170	7,976,382

		22,836,104

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	18,087	1,794,231
AutoZone, Inc.*	6,930	4,124,112
Best Buy Co., Inc.	64,975	3,700,976
CarMax, Inc.*	45,356	3,438,438
Foot Locker, Inc.	32,118	1,131,196
Gap, Inc. (The)	53,855	1,590,338
Home Depot, Inc. (The)	292,968	47,917,846
L Brands, Inc.	59,017	2,455,697
Lowe’s Cos., Inc.	210,230	16,805,786
O’Reilly Automotive, Inc.*	22,334	4,810,074
Ross Stores, Inc.	96,040	6,201,303
Signet Jewelers Ltd.(x)	16,738	1,113,914
Tiffany & Co.	26,260	2,410,143
TJX Cos., Inc. (The)	157,600	11,619,848
Tractor Supply Co.	31,415	1,988,255
Ulta Beauty, Inc.*	14,291	3,230,624

		114,332,781

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	68,800	2,771,264
Hanesbrands, Inc.(x)	89,203	2,197,962
Michael Kors Holdings Ltd.*	38,168	1,826,339
NIKE, Inc., Class B	324,700	16,835,695
PVH Corp.	19,156	2,414,805
Ralph Lauren Corp.	13,500	1,191,915
Under Armour, Inc., Class A(x)*	45,216	745,160
Under Armour, Inc., Class C(x)*	45,127	677,807
VF Corp.	78,450	4,987,067

		33,648,014

Total Consumer Discretionary		630,664,748

Consumer Staples (8.1%)
Beverages (2.0%)
Brown-Forman Corp., Class B	43,250	2,348,475
Coca-Cola Co. (The)	942,216	42,409,142
Constellation Brands, Inc., Class A	42,050	8,386,873
Dr Pepper Snapple Group, Inc.	45,075	3,987,785
Molson Coors Brewing Co., Class B	45,250	3,694,210
Monster Beverage Corp.*	98,770	5,457,043
PepsiCo, Inc.	350,003	39,000,834

		105,284,362

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	107,450	17,652,960
CVS Health Corp.	249,645	20,301,131
Kroger Co. (The)	223,600	4,485,416

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sysco Corp.	120,600	$6,506,370
Walgreens Boots Alliance, Inc.	209,250	16,158,285
Wal-Mart Stores, Inc.	361,918	28,280,273

		93,384,435

Food Products (1.2%)
Archer-Daniels-Midland Co.	139,766	5,941,453
Campbell Soup Co.(x)	46,900	2,195,858
Conagra Brands, Inc.	99,050	3,341,947
General Mills, Inc.	141,100	7,303,336
Hershey Co. (The)	34,300	3,744,531
Hormel Foods Corp.	66,016	2,121,754
JM Smucker Co. (The)	28,547	2,995,437
Kellogg Co.	61,800	3,854,466
Kraft Heinz Co. (The)	146,227	11,339,904
McCormick & Co., Inc. (Non- Voting)	27,750	2,848,260
Mondelez International, Inc., Class A	371,731	15,114,582
Tyson Foods, Inc., Class A	70,550	4,970,247

		65,771,775

Household Products (1.7%)
Church & Dwight Co., Inc.	60,998	2,955,353
Clorox Co. (The)	31,550	4,161,760
Colgate-Palmolive Co.	216,450	15,768,383
Kimberly-Clark Corp.	86,994	10,237,454
Procter & Gamble Co. (The)	626,691	57,016,347

		90,139,297

Personal Products (0.1%)
Coty, Inc., Class A	115,322	1,906,273
Estee Lauder Cos., Inc. (The), Class A	54,850	5,915,024

		7,821,297

Tobacco (1.4%)
Altria Group, Inc.	473,300	30,016,686
Philip Morris International, Inc.	380,550	42,244,856

		72,261,542

Total Consumer Staples		434,662,708

Energy (6.0%)
Energy Equipment & Services (0.8%)
Baker Hughes a GE Co.	104,257	3,817,891
Halliburton Co.	212,650	9,788,279
Helmerich & Payne, Inc.(x)	26,569	1,384,511
National Oilwell Varco, Inc.	93,097	3,326,356
Schlumberger Ltd.	340,434	23,748,676
TechnipFMC plc*	114,291	3,191,005

		45,256,718

Oil, Gas & Consumable Fuels (5.2%)
Anadarko Petroleum Corp.	137,294	6,706,812
Andeavor	37,004	3,816,963
Apache Corp.	93,180	4,267,644
Cabot Oil & Gas Corp.	114,036	3,050,463
Chesapeake Energy Corp.(x)*	186,900	803,670
Chevron Corp.	464,284	54,553,370
Cimarex Energy Co.	23,252	2,643,055
Concho Resources, Inc.*	36,278	4,778,538
ConocoPhillips	303,084	15,169,354
Devon Energy Corp.	128,800	4,728,248
EOG Resources, Inc.	141,400	13,679,036
EQT Corp.	42,417	2,767,285
Exxon Mobil Corp#	1,038,333	85,122,539
Hess Corp.	66,150	3,101,773
Kinder Morgan, Inc.	470,416	9,022,579
Marathon Oil Corp.	208,214	2,823,382
Marathon Petroleum Corp.	127,014	7,122,945
Newfield Exploration Co.*	48,800	1,447,896
Noble Energy, Inc.	111,506	3,162,310
Occidental Petroleum Corp.	187,350	12,029,743
ONEOK, Inc.	93,041	5,155,402
Phillips 66	107,442	9,842,762
Pioneer Natural Resources Co.	41,729	6,156,697
Range Resources Corp.(x)	46,019	900,592
Valero Energy Corp.	109,585	8,430,374
Williams Cos., Inc. (The)	202,450	6,075,524

		277,358,956

Total Energy		322,615,674

Financials (14.5%)
Banks (6.5%)
Bank of America Corp.	2,438,621	61,794,656
BB&T Corp.	198,800	9,331,672
Citigroup, Inc.	674,600	49,070,404
Citizens Financial Group, Inc.	124,121	4,700,462
Comerica, Inc.	43,350	3,305,871
Fifth Third Bancorp	183,817	5,143,200
Huntington Bancshares, Inc.	266,388	3,718,777
JPMorgan Chase & Co.	870,591	83,150,146
KeyCorp	268,500	5,053,170
M&T Bank Corp.	37,700	6,071,208
People’s United Financial, Inc.	84,343	1,529,982
PNC Financial Services Group, Inc. (The)	118,579	15,980,892
Regions Financial Corp.	294,552	4,486,027
SunTrust Banks, Inc.	118,400	7,076,768
US Bancorp	388,145	20,800,691
Wells Fargo & Co.	1,102,103	60,780,980
Zions Bancorp	49,650	2,342,487

		344,337,393

Capital Markets (3.0%)
Affiliated Managers Group, Inc.	13,911	2,640,725
Ameriprise Financial, Inc.	37,407	5,555,314
Bank of New York Mellon Corp. (The)	254,719	13,505,201
BlackRock, Inc.	29,714	13,284,832
CBOE Holdings, Inc.	22,462	2,417,585
Charles Schwab Corp. (The)	298,155	13,041,300
CME Group, Inc.	83,315	11,304,179
E*TRADE Financial Corp.*	67,240	2,932,336
Franklin Resources, Inc.	83,901	3,734,434
Goldman Sachs Group, Inc. (The)	89,692	21,274,045
Intercontinental Exchange, Inc.	145,080	9,966,996
Invesco Ltd.	99,601	3,490,019
Moody’s Corp.	40,776	5,676,427
Morgan Stanley	349,013	16,811,956
Nasdaq, Inc.	27,873	2,162,109
Northern Trust Corp.	52,900	4,863,097
Raymond James Financial, Inc.	31,414	2,649,143
S&P Global, Inc.	63,150	9,870,976
State Street Corp.	86,620	8,275,675
T. Rowe Price Group, Inc.	59,086	5,356,146

		158,812,495

Consumer Finance (0.7%)
American Express Co.	183,910	16,636,499
Capital One Financial Corp.	118,294	10,014,770
Discover Financial Services	93,121	6,004,442
Navient Corp.	69,742	1,047,525
Synchrony Financial	188,662	5,857,955

		39,561,191

Diversified Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	465,474	85,330,694
Leucadia National Corp.	79,342	2,003,385

		87,334,079

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (2.7%)
Aflac, Inc.	97,200	$7,911,108
Allstate Corp. (The)	89,276	8,205,357
American International Group, Inc.	215,448	13,226,353
Aon plc	64,275	9,390,577
Arthur J Gallagher & Co.	43,916	2,703,030
Assurant, Inc.	13,430	1,282,834
Brighthouse Financial, Inc.*	24,072	1,463,578
Chubb Ltd.	114,450	16,314,848
Cincinnati Financial Corp.	36,713	2,811,114
Everest Re Group Ltd.	10,045	2,294,178
Hartford Financial Services Group, Inc. (The)	89,950	4,985,928
Lincoln National Corp.	54,978	4,039,783
Loews Corp.	67,597	3,235,192
Marsh & McLennan Cos., Inc.	126,250	10,581,012
MetLife, Inc.	264,699	13,751,113
Principal Financial Group, Inc.	65,600	4,220,704
Progressive Corp. (The)	142,300	6,890,166
Prudential Financial, Inc.	105,100	11,174,232
Torchmark Corp.	26,662	2,135,360
Travelers Cos., Inc. (The)	68,474	8,389,434
Unum Group	55,920	2,859,190
Willis Towers Watson plc	31,201	4,812,130
XL Group Ltd.	64,050	2,526,773

		145,203,994

Total Financials		775,249,152

Health Care (14.4%)
Biotechnology (3.2%)
AbbVie, Inc.	389,927	34,648,913
Alexion Pharmaceuticals, Inc.*	55,000	7,715,950
Amgen, Inc.	180,330	33,622,529
Biogen, Inc.*	52,339	16,388,388
Celgene Corp.*	191,300	27,895,366
Gilead Sciences, Inc.	320,158	25,939,201
Incyte Corp.*	41,606	4,857,084
Regeneron Pharmaceuticals, Inc.*	18,734	8,376,346
Vertex Pharmaceuticals, Inc.*	61,033	9,279,457

		168,723,234

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	425,120	22,684,403
Align Technology, Inc.*	18,537	3,452,887
Baxter International, Inc.	119,450	7,495,487
Becton Dickinson and Co.	55,729	10,920,098
Boston Scientific Corp.*	335,556	9,788,169
Cooper Cos., Inc. (The)	12,028	2,851,959
CR Bard, Inc.	17,800	5,704,900
Danaher Corp.	149,650	12,836,977
DENTSPLY SIRONA, Inc.	56,078	3,354,025
Edwards Lifesciences Corp.*	51,458	5,624,874
Hologic, Inc.*	68,539	2,514,696
IDEXX Laboratories, Inc.*	21,654	3,366,980
Intuitive Surgical, Inc.*	9,063	9,478,810
Medtronic plc	335,402	26,084,214
ResMed, Inc.	34,758	2,674,976
Stryker Corp.	76,000	10,793,520
Varian Medical Systems, Inc.*	22,488	2,250,149
Zimmer Biomet Holdings, Inc.	49,350	5,778,392

		147,655,516

Health Care Providers & Services (2.7%)
Aetna, Inc.	81,278	12,924,015
AmerisourceBergen Corp.	40,650	3,363,787
Anthem, Inc.	64,950	12,332,706
Cardinal Health, Inc.	77,325	5,174,589
Centene Corp.*	42,187	4,082,436
Cigna Corp.	62,750	11,730,485
DaVita, Inc.*	38,138	2,265,016
Envision Healthcare Corp.*	28,731	1,291,458
Express Scripts Holding Co.*	145,355	9,203,879
HCA Healthcare, Inc.*	70,080	5,577,667
Henry Schein, Inc.*	38,932	3,192,035
Humana, Inc.	35,400	8,624,502
Laboratory Corp. of America Holdings*	25,050	3,781,798
McKesson Corp.	51,731	7,946,399
Patterson Cos., Inc.(x)	19,900	769,135
Quest Diagnostics, Inc.	33,550	3,141,622
UnitedHealth Group, Inc.	236,200	46,259,770
Universal Health Services, Inc., Class B	21,950	2,435,133

		144,096,432

Health Care Technology (0.1%)
Cerner Corp.*	72,042	5,138,036

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	78,973	5,070,067
Illumina, Inc.*	35,828	7,136,938
Mettler-Toledo International, Inc.*	6,374	3,991,144
PerkinElmer, Inc.	26,950	1,858,741
Quintiles IMS Holdings, Inc.*	33,619	3,196,158
Thermo Fisher Scientific, Inc.	95,900	18,144,280
Waters Corp.*	19,600	3,518,592

		42,915,920

Pharmaceuticals (4.8%)
Allergan plc	82,345	16,876,608
Bristol-Myers Squibb Co.	403,623	25,726,930
Eli Lilly & Co.	237,960	20,355,098
Johnson & Johnson	660,160	85,827,402
Merck & Co., Inc.	670,217	42,913,995
Mylan NV*	112,950	3,543,241
Perrigo Co. plc	35,139	2,974,516
Pfizer, Inc.	1,462,290	52,203,753
Zoetis, Inc.	120,224	7,665,482

		258,087,025

Total Health Care		766,616,163

Industrials (10.2%)
Aerospace & Defense (2.5%)
Arconic, Inc.	107,932	2,685,348
Boeing Co. (The)	137,624	34,985,397
General Dynamics Corp.	69,500	14,287,810
L3 Technologies, Inc.	19,150	3,608,435
Lockheed Martin Corp.	61,008	18,930,172
Northrop Grumman Corp.	42,820	12,320,170
Raytheon Co.	71,300	13,303,154
Rockwell Collins, Inc.	39,850	5,208,794
Textron, Inc.	65,500	3,529,140
TransDigm Group, Inc.(x)	12,051	3,080,838
United Technologies Corp.	182,550	21,190,404

		133,129,662

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.(x)	34,502	2,625,602
Expeditors International of Washington, Inc.	44,148	2,642,699
FedEx Corp.	60,260	13,593,451
United Parcel Service, Inc., Class B	168,800	20,271,192

		39,132,944

Airlines (0.5%)
Alaska Air Group, Inc.	30,244	2,306,710
American Airlines Group, Inc.	120,663	5,730,286
Delta Air Lines, Inc.	180,273	8,692,764

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Southwest Airlines Co.	148,118	$8,291,646
United Continental Holdings, Inc.*	69,024	4,202,181

		29,223,587

Building Products (0.4%)
Allegion plc	23,338	2,018,037
AO Smith Corp.	36,015	2,140,371
Fortune Brands Home & Security, Inc.	37,646	2,530,941
Johnson Controls International plc	229,867	9,261,341
Masco Corp.	78,400	3,058,384

		19,009,074

Commercial Services & Supplies (0.3%)
Cintas Corp.	21,200	3,058,736
Republic Services, Inc.	56,351	3,722,547
Stericycle, Inc.*	20,915	1,497,932
Waste Management, Inc.	99,556	7,792,248

		16,071,463

Construction & Engineering (0.1%)
Fluor Corp.	34,250	1,441,925
Jacobs Engineering Group, Inc.	29,414	1,713,954
Quanta Services, Inc.*	36,200	1,352,794

		4,508,673

Electrical Equipment (0.6%)
Acuity Brands, Inc.(x)	10,778	1,846,056
AMETEK, Inc.	56,348	3,721,222
Eaton Corp. plc	109,625	8,418,104
Emerson Electric Co.	157,900	9,922,436
Rockwell Automation, Inc.	31,600	5,631,436

		29,539,254

Industrial Conglomerates (2.1%)
3M Co.	146,450	30,739,855
General Electric Co.	2,133,915	51,598,065
Honeywell International, Inc.	186,862	26,485,820
Roper Technologies, Inc.	25,005	6,086,217

		114,909,957

Machinery (1.6%)
Caterpillar, Inc.	144,400	18,008,124
Cummins, Inc.	37,850	6,359,935
Deere & Co.	72,100	9,055,039
Dover Corp.	38,100	3,481,959
Flowserve Corp.	31,941	1,360,367
Fortive Corp.	73,825	5,226,072
Illinois Tool Works, Inc.	76,195	11,273,812
Ingersoll-Rand plc	62,715	5,592,296
PACCAR, Inc.	86,000	6,221,240
Parker-Hannifin Corp.	32,700	5,723,154
Pentair plc	41,058	2,790,302
Snap-on, Inc.	14,200	2,115,942
Stanley Black & Decker, Inc.	37,546	5,668,320
Xylem, Inc.	44,000	2,755,720

		85,632,282

Professional Services (0.3%)
Equifax, Inc.	29,450	3,121,406
IHS Markit Ltd.*	77,726	3,426,162
Nielsen Holdings plc	82,221	3,408,060
Robert Half International, Inc.	31,100	1,565,574
Verisk Analytics, Inc.*	37,629	3,130,357

		14,651,559

Road & Rail (0.9%)
CSX Corp.	226,000	12,262,760
JB Hunt Transport Services, Inc.	21,040	2,337,123
Kansas City Southern	25,990	2,824,593
Norfolk Southern Corp.	71,000	9,389,040
Union Pacific Corp.	197,900	22,950,463

		49,763,979

Trading Companies & Distributors (0.2%)
Fastenal Co.(x)	70,816	3,227,793
United Rentals, Inc.*	20,750	2,878,855
WW Grainger, Inc.(x)	13,150	2,363,713

		8,470,361

Total Industrials		544,042,795

Information Technology (23.0%)
Communications Equipment (1.0%)
Cisco Systems, Inc.	1,225,150	41,201,794
F5 Networks, Inc.*	15,850	1,910,876
Harris Corp.	29,834	3,928,541
Juniper Networks, Inc.	93,590	2,604,610
Motorola Solutions, Inc.	40,024	3,396,837

		53,042,658

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	74,832	6,333,781
Corning, Inc.	225,442	6,745,225
FLIR Systems, Inc.	33,407	1,299,866
TE Connectivity Ltd.	87,020	7,227,881

		21,606,753

Internet Software & Services (4.8%)
Akamai Technologies, Inc.*	42,348	2,063,195
Alphabet, Inc., Class A*	72,999	71,080,586
Alphabet, Inc., Class C*	73,143	70,152,183
eBay, Inc.*	246,600	9,484,236
Facebook, Inc., Class A*	579,252	98,976,789
VeriSign, Inc.(x)*	21,650	2,303,343

		254,060,332

IT Services (3.9%)
Accenture plc, Class A	152,000	20,530,640
Alliance Data Systems Corp.	13,700	3,035,235
Automatic Data Processing, Inc.	109,660	11,988,031
Cognizant Technology Solutions Corp., Class A	144,350	10,471,149
CSRA, Inc.	35,600	1,148,812
DXC Technology Co.	69,391	5,959,299
Fidelity National Information Services, Inc.	81,049	7,569,166
Fiserv, Inc.*	52,000	6,705,920
Gartner, Inc.*	22,157	2,756,552
Global Payments, Inc.	37,319	3,546,425
International Business Machines Corp.	209,517	30,396,726
Mastercard, Inc., Class A	229,900	32,461,880
Paychex, Inc.	78,285	4,693,969
PayPal Holdings, Inc.*	273,700	17,525,011
Total System Services, Inc.	40,585	2,658,318
Visa, Inc., Class A	452,372	47,607,629
Western Union Co. (The)	115,379	2,215,277

		211,270,039

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc.(x)*	189,812	2,420,103
Analog Devices, Inc.	89,912	7,747,717
Applied Materials, Inc.	263,300	13,715,297
Broadcom Ltd.	98,379	23,860,843
Intel Corp.	1,153,830	43,937,846
KLA-Tencor Corp.	38,400	4,070,400
Lam Research Corp.	39,538	7,316,112
Microchip Technology, Inc.(x)	56,186	5,044,379
Micron Technology, Inc.*	254,800	10,021,284
NVIDIA Corp.	145,850	26,073,604
Qorvo, Inc.*	31,125	2,199,915
QUALCOMM, Inc.	362,010	18,766,598
Skyworks Solutions, Inc.	45,247	4,610,669
Texas Instruments, Inc.	244,131	21,883,903

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Xilinx, Inc.	60,750	$4,302,923

		195,971,593

Software (5.0%)
Activision Blizzard, Inc.	169,868	10,958,185
Adobe Systems, Inc.*	121,230	18,085,091
ANSYS, Inc.*	20,928	2,568,493
Autodesk, Inc.*	47,480	5,330,105
CA, Inc.	76,745	2,561,748
Cadence Design Systems, Inc.*	69,335	2,736,653
Citrix Systems, Inc.*	37,000	2,842,340
Electronic Arts, Inc.*	75,930	8,964,296
Intuit, Inc.	59,700	8,485,758
Microsoft Corp.	1,891,823	140,921,895
Oracle Corp.	736,017	35,586,422
Red Hat, Inc.*	43,530	4,825,736
salesforce.com, Inc.*	163,872	15,308,922
Symantec Corp.	149,000	4,888,690
Synopsys, Inc.*	36,820	2,965,115

		267,029,449

Technology Hardware, Storage & Peripherals (4.2%)
Apple, Inc.	1,277,616	196,906,178
Hewlett Packard Enterprise Co.	409,719	6,026,966
HP, Inc.	412,419	8,231,883
NetApp, Inc.	66,380	2,904,789
Seagate Technology plc(x)	72,690	2,411,127
Western Digital Corp.	71,342	6,163,949
Xerox Corp.	52,254	1,739,536

		224,384,428

Total Information Technology		1,227,365,252

Materials (3.0%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	53,350	8,067,587
Albemarle Corp.(x)	27,184	3,705,451
CF Industries Holdings, Inc.	57,075	2,006,757
DowDuPont, Inc.	577,353	39,970,148
Eastman Chemical Co.	35,750	3,235,018
Ecolab, Inc.	63,941	8,223,452
FMC Corp.	32,860	2,934,727
International Flavors & Fragrances, Inc.	19,350	2,765,309
LyondellBasell Industries NV, Class A	80,927	8,015,819
Monsanto Co.	107,498	12,880,410
Mosaic Co. (The)	86,010	1,856,956
PPG Industries, Inc.	62,800	6,823,848
Praxair, Inc.	70,050	9,788,787
Sherwin-Williams Co. (The)	19,900	7,124,996

		117,399,265

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	15,323	3,160,062
Vulcan Materials Co.	32,350	3,869,060

		7,029,122

Containers & Packaging (0.4%)
Avery Dennison Corp.	21,700	2,133,978
Ball Corp.	85,700	3,539,410
International Paper Co.	101,135	5,746,491
Packaging Corp. of America	23,121	2,651,516
Sealed Air Corp.	47,934	2,047,740
WestRock Co.	61,456	3,486,399

		19,605,534

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.*	326,088	4,578,276
Newmont Mining Corp.	130,650	4,900,681
Nucor Corp.	78,100	4,376,724

		13,855,681

Total Materials		157,889,602

Real Estate (2.9%)
Equity Real Estate Investment Trusts (REITs) (2.9%)
Alexandria Real Estate Equities, Inc. (REIT)	22,310	2,654,221
American Tower Corp. (REIT)	104,142	14,234,129
Apartment Investment & Management Co. (REIT), Class A	38,433	1,685,671
AvalonBay Communities, Inc. (REIT)	33,814	6,033,094
Boston Properties, Inc. (REIT)	37,730	4,636,262
Crown Castle International Corp. (REIT)	98,660	9,864,027
Digital Realty Trust, Inc. (REIT)	39,145	4,632,028
Duke Realty Corp. (REIT)	87,105	2,510,366
Equinix, Inc. (REIT)	19,095	8,522,098
Equity Residential (REIT)	89,980	5,932,381
Essex Property Trust, Inc. (REIT)	16,057	4,078,960
Extra Space Storage, Inc. (REIT)	30,793	2,460,977
Federal Realty Investment Trust (REIT)	17,731	2,202,367
GGP, Inc. (REIT)	142,654	2,962,924
HCP, Inc. (REIT)	114,758	3,193,715
Host Hotels & Resorts, Inc. (REIT)	181,189	3,350,185
Iron Mountain, Inc. (REIT)	60,184	2,341,158
Kimco Realty Corp. (REIT)	104,230	2,037,696
Macerich Co. (The) (REIT)	29,140	1,601,826
Mid-America Apartment Communities, Inc. (REIT)	27,792	2,970,409
Prologis, Inc. (REIT)	129,922	8,244,850
Public Storage (REIT)	36,610	7,834,174
Realty Income Corp. (REIT)	66,831	3,822,065
Regency Centers Corp. (REIT)	35,850	2,224,134
SBA Communications Corp. (REIT)*	30,002	4,321,788
Simon Property Group, Inc. (REIT)	76,525	12,321,290
SL Green Realty Corp. (REIT)	24,940	2,526,921
UDR, Inc. (REIT)	65,474	2,489,976
Ventas, Inc. (REIT)	86,966	5,664,096
Vornado Realty Trust (REIT)	42,205	3,244,720
Welltower, Inc. (REIT)	89,733	6,306,435
Weyerhaeuser Co. (REIT)	184,041	6,262,915

		153,167,858

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	73,630	2,789,105

Total Real Estate		155,956,963

Telecommunication Services (2.1%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	1,506,517	59,010,271
CenturyLink, Inc.(x)	134,390	2,539,971
Level 3 Communications, Inc.*	71,709	3,821,372
Verizon Communications, Inc.	999,536	49,467,037

Total Telecommunication Services		114,838,651

Utilities (3.1%)
Electric Utilities (1.9%)
Alliant Energy Corp.	55,792	2,319,273
American Electric Power Co., Inc.	120,480	8,462,515
Duke Energy Corp.	171,500	14,392,280
Edison International	79,850	6,162,025
Entergy Corp.	44,000	3,359,840
Eversource Energy	77,594	4,689,781
Exelon Corp.	226,920	8,548,076

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
FirstEnergy Corp.	108,732	$3,352,208
NextEra Energy, Inc.	114,750	16,816,613
PG&E Corp.	125,050	8,514,655
Pinnacle West Capital Corp.	27,350	2,312,716
PPL Corp.	167,338	6,350,477
Southern Co. (The)	243,650	11,972,961
Xcel Energy, Inc.	124,395	5,886,371

		103,139,791

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp.	161,750	1,782,485
NRG Energy, Inc.	77,368	1,979,847

		3,762,332

Multi-Utilities (1.0%)
Ameren Corp.	59,400	3,435,696
CenterPoint Energy, Inc.	105,600	3,084,576
CMS Energy Corp.	68,700	3,182,184
Consolidated Edison, Inc.	74,850	6,038,898
Dominion Energy, Inc.	154,146	11,858,452
DTE Energy Co.	43,950	4,718,472
NiSource, Inc.	79,159	2,025,679
Public Service Enterprise Group, Inc.	123,950	5,732,687
SCANA Corp.	34,961	1,695,259
Sempra Energy	61,422	7,010,093
WEC Energy Group, Inc.	77,282	4,851,764

		53,633,760

Water Utilities (0.1%)
American Water Works Co., Inc.	43,631	3,530,184

Total Utilities		164,066,067

Total Common Stocks (99.1%) (Cost $2,541,246,587)		5,293,967,775

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.7%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $2,400,320, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $2,449,307.(xx)	$2,400,000	2,400,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $4,900,429, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $4,998,001.(xx)	4,900,000	4,900,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $3,600,360, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $3,672,013.(xx)	3,600,000	3,600,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,400,146, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $1,428,007.(xx)	1,400,000	1,400,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,000,104, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $1,020,009.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $2,700,270, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $2,754,014.(xx)	2,700,000	2,700,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $959,330, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $978,431.(xx)	959,246	959,246
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $1,100,229, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,122,855.(xx)	1,100,000	1,100,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $2,000,173, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,041,555.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Natixis, 1.25%, dated 9/26/17, due 10/3/17, repurchase price $5,000,694, collateralized by various U.S. Government Agency Securities, ranging from 1.636%-4.000%, maturing 7/1/33-8/20/47, U.S. Government Treasury Securities, 1.750%, maturing 4/30/22; total market value $5,101,063.(xx)	$5,000,000	$5,000,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $1,000,098, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $1,020,100.(xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $510,000.(xx)	500,000	500,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $5,001,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $5,100,012.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $4,000,350, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $4,080,120.(xx)	4,000,000	4,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $3,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $3,060,000.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		38,559,246

Total Short-Term Investments (0.7%) (Cost $38,559,246)		38,559,246

Total Investments (99.8%) (Cost $2,579,805,833)		5,332,527,021
Other Assets Less Liabilities (0.2%)		8,543,902

Net Assets (100%)		$5,341,070,923

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,510,460.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $37,751,950. This was secured by cash collateral of $38,559,246 which was subsequently invested in joint repurchase agreements with a total value of $38,559,246, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	323	12/2017	USD	40,635,015	828,607

					828,607

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$630,664,748	$—	$—	$630,664,748
Consumer Staples	434,662,708	—	—	434,662,708
Energy	322,615,674	—	—	322,615,674
Financials	775,249,152	—	—	775,249,152
Health Care	766,616,163	—	—	766,616,163
Industrials	544,042,795	—	—	544,042,795
Information Technology	1,227,365,252	—	—	1,227,365,252
Materials	157,889,602	—	—	157,889,602
Real Estate	155,956,963	—	—	155,956,963
Telecommunication Services	114,838,651	—	—	114,838,651
Utilities	164,066,067	—	—	164,066,067
Futures	828,607	—	—	828,607
Short-Term Investments
Repurchase Agreements	—	38,559,246	—	38,559,246

Total Assets	$5,294,796,382	$38,559,246	$—	$5,333,355,628

Total Liabilities	$—	$—	$—	$—

Total	$5,294,796,382	$38,559,246	$—	$5,333,355,628

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,853,704,481
Aggregate gross unrealized depreciation	(128,995,995)

Net unrealized appreciation	$2,724,708,486

Federal income tax cost of investment securities and derivative instruments, if applicable	$2,608,647,142

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (6.0%)
Australia & New Zealand Banking Group Ltd.
2.300%, 6/1/21		$250,000	$248,844
Australia Government Bond
1.750%, 11/21/20(m)	AUD	3,900,000	3,022,098
3.250%, 4/21/25(m)		1,900,000	1,547,567
2.750%, 11/21/27(m)		5,850,000	4,550,699
3.250%, 4/21/29(m)		3,815,000	3,082,889
3.750%, 4/21/37(m)		1,475,000	1,222,505
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22		$94,000	95,945
Commonwealth Bank of Australia
2.300%, 9/6/19		150,000	151,184
National Australia Bank Ltd.
2.500%, 7/12/26		250,000	237,521
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	2,300,000	2,051,636
Queensland Treasury Corp.
3.250%, 7/21/26(m)		2,000,000	1,573,828
Westpac Banking Corp.
2.250%, 1/17/19		$100,000	100,569
2.700%, 8/19/26		150,000	144,682

Total Australia			18,029,967

Belgium (0.3%)
Anheuser-Busch Cos. LLC
5.000%, 3/1/19		38,000	39,673
Anheuser-Busch InBev Finance, Inc.
2.150%, 2/1/19		250,000	251,454
2.650%, 2/1/21		75,000	76,186
2.625%, 1/17/23		94,000	94,633
3.300%, 2/1/23		150,000	155,568
3.650%, 2/1/26		250,000	258,776
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 2/15/21		47,000	50,298

Total Belgium			926,588

Bermuda (0.0%)
XLIT Ltd.
6.375%, 11/15/24		100,000	116,989

Brazil (1.3%)
BRF SA
7.750%, 5/22/18§	BRL	1,000,000	311,509
Embraer Netherlands Finance BV
5.400%, 2/1/27		$100,000	108,300
Federative Republic of Brazil
10.000%, 1/1/19	BRL	3,540,000	1,180,607
10.000%, 1/1/25		6,450,000	2,134,053
Vale Overseas Ltd.
5.875%, 6/10/21		$100,000	109,210
4.375%, 1/11/22(x)		38,000	39,365

Total Brazil			3,883,044

Canada (4.2%)
Agrium, Inc.
3.150%, 10/1/22		19,000	19,387
Bank of Montreal
2.375%, 1/25/19		150,000	151,214
Bank of Nova Scotia (The)
2.050%, 10/30/18		150,000	150,633
4.500%, 12/16/25		100,000	105,386
Canada Government Bond
1.625%, 2/27/19		150,000	150,145
0.500%, 3/1/22	CAD	1,660,000	1,261,633
1.000%, 6/1/27		1,285,000	928,959
2.750%, 12/1/48		1,440,000	1,218,481
Canada Housing Trust No.
1 2.900%, 6/15/24§		2,400,000	1,996,044
Cenovus Energy, Inc.
4.250%, 4/15/27(x)§		$100,000	99,160
Enbridge, Inc.
3.500%, 6/10/24		50,000	50,732
3.700%, 7/15/27		100,000	101,269
Export Development Canada
1.750%, 8/19/19		150,000	150,151
Goldcorp, Inc.
3.625%, 6/9/21		100,000	103,633
Husky Energy, Inc.
4.000%, 4/15/24		50,000	51,577
Hydro-Quebec
8.400%, 1/15/22		75,000	91,379
Province of Manitoba
2.125%, 5/4/22		100,000	99,293
Province of Ontario
2.250%, 5/18/22		250,000	249,958
3.200%, 5/16/24		2,500,000	2,594,756
Province of Quebec
2.375%, 1/31/22		250,000	251,327
2.625%, 2/13/23		94,000	95,228
2.875%, 10/16/24		2,000,000	2,050,655
Royal Bank of Canada
2.500%, 1/19/21		100,000	100,888
Toronto-Dominion Bank (The)
1.950%, 1/22/19		100,000	100,315
2.250%, 11/5/19		100,000	100,677
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	118,029
4.875%, 1/15/26		80,000	90,274

Total Canada			12,481,183

China (0.2%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19		250,000	251,898
Baidu, Inc.
2.750%, 6/9/19		200,000	201,250
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25		200,000	203,219

Total China			656,367

Colombia (1.3%)
Ecopetrol SA
7.625%, 7/23/19		66,000	72,353
4.125%, 1/16/25		100,000	100,000
Republic of Colombia
7.375%, 3/18/19		150,000	161,812
4.000%, 2/26/24(x)		200,000	208,700
7.500%, 8/26/26	COP	9,150,000,000	3,308,142

Total Colombia			3,851,007

Denmark (2.6%)
Nordea Kredit Realkreditaktieselskab
2.000%, 10/1/47	DKK	1,932,440	306,628
2.500%, 10/1/47		4,010,735	660,254
Nykredit Realkredit A/S
2.000%, 10/1/47		14,305,113	2,268,097
2.500%, 10/1/47(m)		12,869,327	2,116,528
Realkredit Danmark A/S
2.000%, 10/1/47		12,219,753	1,937,460
2.500%, 10/1/47		4,029,538	661,910

Total Denmark			7,950,877

France (0.8%)
BNP Paribas SA
2.400%, 12/12/18		$100,000	100,781

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
5.000%, 1/15/21		$131,000	$142,125
BPCE SA
2.500%, 7/15/19		250,000	252,899
Casino Guichard Perrachon SA
4.498%, 3/7/24(m)	EUR	200,000	264,113
Danone SA
2.947%, 11/2/26§		$780,000	756,784
France Government Bond OAT
1.000%, 5/25/27(m)	EUR	500,000	604,743
Sanofi
4.000%, 3/29/21		$94,000	99,755
Total Capital International SA
2.125%, 1/10/19		100,000	100,588
2.700%, 1/25/23		113,000	114,313
Total Capital SA
4.450%, 6/24/20		75,000	80,103

Total France			2,516,204

Germany (1.9%)
Deutsche Bank AG
2.500%, 2/13/19		100,000	100,545
3.375%, 5/12/21		100,000	101,671
HP Pelzer Holding GmbH
4.125%, 4/1/24(m)	EUR	125,000	152,354
Kreditanstalt fuer Wiederaufbau
1.125%, 11/16/18		$200,000	199,022
2.750%, 9/8/20		564,000	578,787
2.000%, 10/4/22		188,000	187,217
5.000%, 3/19/24	AUD	1,000,000	876,153
2.500%, 11/20/24		$2,150,000	2,174,815
2.000%, 5/2/25		250,000	244,431
Landwirtschaftliche Rentenbank
2.375%, 6/10/25		250,000	249,602
Siemens Financieringsmaatschappij NV
2.350%, 10/15/26§		800,000	756,641

Total Germany			5,621,238

Hungary (1.1%)
Republic of Hungary
6.375%, 3/29/21		250,000	281,875
7.000%, 6/24/22	HUF	395,000,000	1,896,692
1.750%, 10/26/22		325,000,000	1,262,061

Total Hungary			3,440,628

Ireland (0.1%)
Ardagh Packaging Finance plc
4.625%, 5/15/23§		$275,000	281,105

Israel (0.1%)
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22		45,000	43,846
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23(x)		100,000	95,772
3.150%, 10/1/26(x)		100,000	92,329

Total Israel			231,947

Italy (1.4%)
Republic of Italy 2.200%, 6/1/27	EUR	2,625,000	3,129,169
2.700%, 3/1/47(m)		1,125,000	1,188,297

Total Italy			4,317,466

Japan (0.4%)
Japan Bank for International Cooperation
2.500%, 5/28/25		$250,000	246,469
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21		200,000	203,107
3.677%, 2/22/27		200,000	207,021
Nomura Holdings, Inc.
6.700%, 3/4/20		94,000	103,335
Sumitomo Mitsui Banking Corp.
2.450%, 1/10/19		250,000	251,668
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/9/26		100,000	104,034
3.010%, 10/19/26		150,000	146,732

Total Japan			1,262,366

Malaysia (2.0%)
Federation of Malaysia
3.955%, 9/15/25	MYR	16,150,000	3,827,617
3.900%, 11/30/26		7,000,000	1,648,786
4.498%, 4/15/30		2,275,000	546,675

Total Malaysia			6,023,078

Mexico (2.4%)
America Movil SAB de CV
5.000%, 3/30/20		$113,000	121,136
CEMEX Finance LLC
4.625%, 6/15/24(m)	EUR	200,000	256,768
Nemak SAB de CV
3.250%, 3/15/24(m)		100,000	121,588
Petroleos Mexicanos
6.375%, 2/4/21(x)		$150,000	163,913
3.500%, 1/30/23		94,000	92,646
4.875%, 1/18/24		100,000	103,700
4.500%, 1/23/26(x)		200,000	199,210
Sigma Alimentos SA de CV
2.625%, 2/7/24(m)	EUR	200,000	250,267
United Mexican States
5.125%, 1/15/20		$150,000	161,250
3.500%, 1/21/21		150,000	157,125
4.000%, 10/2/23		150,000	158,550
7.750%, 11/13/42	MXN	97,000,000	5,635,106

Total Mexico			7,421,259

Netherlands (0.7%)
ABN AMRO Bank NV
2.450%, 6/4/20§		$320,000	323,365
AerCap Ireland Capital DAC
3.950%, 2/1/22		400,000	416,631
Cooperatieve Rabobank UA
4.625%, 12/1/23		250,000	268,718
Koninklijke Philips NV
3.750%, 3/15/22		94,000	99,096
Shell International Finance BV
4.300%, 9/22/19		188,000	197,055
3.400%, 8/12/23		50,000	52,431
3.250%, 5/11/25		95,000	97,039
United Group BV
4.375%, 7/1/22(m)	EUR	150,000	181,806
UPCB Finance IV Ltd.
5.375%, 1/15/25§		$300,000	312,000

Total Netherlands			1,948,141

New Zealand (2.0%)
New Zealand Government Bond
4.500%, 4/15/27(m)	NZD	7,315,000	5,921,240

Norway (1.4%)
Kingdom of Norway
1.500%, 2/19/26(m)	NOK	6,700,000	842,875
1.750%, 2/17/27(m)		23,800,000	3,030,442
Statoil ASA
5.250%, 4/15/19		$94,000	98,888
3.700%, 3/1/24		100,000	105,299

Total Norway			4,077,504

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Peru (0.0%)
Republic of Peru
7.125%, 3/30/19(x)		$77,000	$83,352

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		188,000	207,460
10.625%, 3/16/25		100,000	152,862

Total Philippines			360,322

Poland (2.1%)
Republic of Poland
6.375%, 7/15/19		225,000	243,000
1.500%, 4/25/20	PLN	21,850,000	5,912,853
5.000%, 3/23/22		$38,000	41,990
4.000%, 1/22/24		100,000	107,625

Total Poland			6,305,468

Romania (0.4%)
Romania Government Bond
5.750%, 4/29/20	RON	4,300,000	1,204,015

Singapore (2.0%)
Republic of Singapore
3.000%, 9/1/24	SGD	5,000,000	3,921,265
2.875%, 9/1/30		2,830,000	2,204,415

Total Singapore			6,125,680

South Africa (1.2%)
Republic of South Africa
7.750%, 2/28/23	ZAR	33,000,000	2,421,058
10.500%, 12/21/26		14,500,000	1,201,360

Total South Africa			3,622,418

Spain (0.3%)
Telefonica Emisiones SAU
5.462%, 2/16/21		$94,000	103,119
4.103%, 3/8/27		650,000	672,822

Total Spain			775,941

Supranational (4.8%)
Asian Development Bank
1.750%, 1/10/20		500,000	500,314
1.875%, 2/18/22		2,200,000	2,184,230
1.750%, 9/13/22		150,000	147,434
2.125%, 3/19/25		100,000	98,173
European Bank for Reconstruction & Development
1.625%, 11/15/18		200,000	200,028
2.125%, 3/7/22		150,000	150,034
European Investment Bank
1.750%, 6/17/19		250,000	250,426
1.750%, 5/15/20		500,000	500,047
1.375%, 6/15/20		250,000	247,131
1.625%, 6/15/21		100,000	98,776
1.875%, 2/10/25		1,500,000	1,451,197
2.125%, 4/13/26		150,000	147,505
2.375%, 5/24/27		2,500,000	2,495,852
Inter-American Development Bank
1.000%, 5/13/19		500,000	494,892
3.875%, 2/14/20		94,000	98,627
2.125%, 1/15/25		250,000	246,002
International Bank for Reconstruction & Development
1.000%, 10/5/18		250,000	248,740
2.250%, 6/24/21		200,000	202,271
2.000%, 1/26/22		250,000	249,652
2.125%, 2/13/23		131,000	130,628
2.500%, 7/29/25		250,000	252,098
1.875%, 10/27/26		3,900,000	3,715,103
International Finance Corp.
1.750%, 3/30/20		250,000	250,076

Total Supranational			14,359,236

Sweden (0.1%)
Svenska Handelsbanken AB
2.250%, 6/17/19		250,000	251,764

Switzerland (0.4%)
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	95,876
Credit Suisse AG
4.375%, 8/5/20		250,000	265,698
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		450,000	467,195
Novartis Capital Corp.
3.000%, 11/20/25		150,000	152,708
Novartis Securities Investment Ltd.
5.125%, 2/10/19		94,000	98,277
UBS AG
2.375%, 8/14/19		250,000	252,057

Total Switzerland			1,331,811

Thailand (1.2%)
Thailand Government Bond
3.850%, 12/12/25	THB	105,850,000	3,539,806

United Arab Emirates (0.1%)
MDC-GMTN BV
5.500%, 4/20/21(m)		$319,000	350,900

United Kingdom (2.9%)
AA Bond Co. Ltd.
5.500%, 7/31/22(m)	GBP	175,000	241,420
AstraZeneca plc
3.375%, 11/16/25		$100,000	101,385
Barclays Bank plc
5.140%, 10/14/20		131,000	139,806
Barclays plc
2.750%, 11/8/19		250,000	252,554
3.200%, 8/10/21		200,000	203,031
BAT Capital Corp.
3.557%, 8/15/27(b)§		150,000	151,594
BP Capital Markets plc
2.237%, 5/10/19		150,000	151,264
2.521%, 1/15/20		50,000	50,734
4.500%, 10/1/20		38,000	40,731
3.062%, 3/17/22		130,000	133,636
3.245%, 5/6/22		75,000	77,701
3.224%, 4/14/24		1,175,000	1,194,197
CPUK Finance Ltd.
4.250%, 8/28/22(m)	GBP	100,000	135,856
Delphi Corp.
4.150%, 3/15/24		$100,000	105,406
Firstgroup plc
5.250%, 11/29/22(m)	GBP	400,000	616,072
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23		$94,000	95,492
Heathrow Funding Ltd.
7.125%, 2/14/24(m)	GBP	250,000	424,426
HSBC Holdings plc
5.100%, 4/5/21		$150,000	162,696
4.000%, 3/30/22		100,000	105,628
3.600%, 5/25/23		200,000	208,147
4.375%, 11/23/26		200,000	208,884
Jaguar Land Rover Automotive plc
3.500%, 3/15/20§		200,000	202,000
Lloyds Banking Group plc
4.500%, 11/4/24		200,000	209,103

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Mclaren Finance plc
5.000%, 8/1/22(m)	GBP	175,000	$236,845
Ocado Group plc
4.000%, 6/15/24(m)		100,000	132,506
Pizzaexpress Financing 2 plc
6.625%, 8/1/21(m)		100,000	126,811
Reynolds American, Inc.
6.875%, 5/1/20		$38,000	42,386
4.850%, 9/15/23		150,000	164,776
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25(x)		150,000	158,131
Royal Bank of Scotland Group plc
4.800%, 4/5/26		200,000	213,445
Santander UK plc
2.350%, 9/10/19		150,000	150,910
2.375%, 3/16/20		700,000	705,500
Sky plc
3.750%, 9/16/24§		700,000	717,427
Tesco plc
6.125%, 2/24/22	GBP	150,000	228,178
Unilever Capital Corp.
2.000%, 7/28/26		$100,000	92,389
Vodafone Group plc
5.450%, 6/10/19		113,000	119,389
2.950%, 2/19/23		94,000	95,368
2.200%, 8/25/26(m)	EUR	200,000	251,448
WPP Finance 2010
3.750%, 9/19/24		$50,000	51,134

Total United Kingdom			8,698,406

United States (51.7%)
21st Century Fox America, Inc.
5.650%, 8/15/20		56,000	61,004
3.700%, 10/15/25		100,000	102,910
3M Co.
3.000%, 8/7/25		100,000	102,011
Abbott Laboratories
2.550%, 3/15/22		90,000	89,979
3.400%, 11/30/23		100,000	102,669
AbbVie, Inc.
2.000%, 11/6/18		131,000	131,412
2.900%, 11/6/22		131,000	132,700
3.600%, 5/14/25		150,000	155,281
Actavis, Inc.
3.250%, 10/1/22		75,000	76,867
Adient Global Holdings Ltd.
3.500%, 8/15/24(m)	EUR	150,000	183,268
Aetna, Inc.
2.200%, 3/15/19		$250,000	252,195
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	58,229
Albemarle Corp.
1.875%, 12/8/21(m)	EUR	144,000	178,652
Allergan Funding SCS
3.800%, 3/15/25		$150,000	155,637
Allstate Corp. (The)
3.150%, 6/15/23		94,000	96,593
Altria Group, Inc.
9.250%, 8/6/19		42,000	47,498
2.950%, 5/2/23		94,000	95,338
4.000%, 1/31/24		100,000	106,528
Amazon.com, Inc.
2.600%, 12/5/19		100,000	101,835
3.300%, 12/5/21		100,000	104,324
3.150%, 8/22/27(b)§		100,000	100,671
American Express Co.
2.650%, 12/2/22		203,000	204,339
American Honda Finance Corp.
2.900%, 2/16/24		150,000	151,855
American International Group, Inc.
4.875%, 6/1/22		150,000	164,806
American Tower Corp. (REIT)
5.050%, 9/1/20		113,000	121,845
5.000%, 2/15/24		100,000	110,221
Ameriprise Financial, Inc.
5.300%, 3/15/20		94,000	101,180
4.000%, 10/15/23		100,000	106,913
Amgen, Inc.
3.450%, 10/1/20		188,000	194,794
2.700%, 5/1/22		75,000	75,343
3.625%, 5/15/22		56,000	58,678
Amphenol Corp.
2.550%, 1/30/19		75,000	75,408
Anadarko Petroleum Corp.
5.550%, 3/15/26		100,000	111,420
Anthem, Inc.
2.250%, 8/15/19		100,000	100,504
Aon Corp.
5.000%, 9/30/20		113,000	121,653
Apple, Inc.
2.100%, 5/6/19		150,000	151,221
2.850%, 5/6/21		250,000	257,019
2.150%, 2/9/22		100,000	99,777
2.850%, 2/23/23		75,000	76,720
3.200%, 5/13/25		75,000	76,925
2.450%, 8/4/26		100,000	96,197
3.350%, 2/9/27		100,000	103,006
Applied Materials, Inc.
4.300%, 6/15/21		75,000	80,689
Arizona Public Service Co.
3.150%, 5/15/25		100,000	101,057
AT&T, Inc.
5.800%, 2/15/19		188,000	197,514
4.600%, 2/15/21		188,000	200,776
3.875%, 8/15/21		113,000	117,991
3.000%, 6/30/22		50,000	50,505
2.625%, 12/1/22		94,000	92,630
3.400%, 8/14/24		100,000	100,065
3.950%, 1/15/25		100,000	102,571
3.400%, 5/15/25		150,000	148,083
3.900%, 8/14/27		100,000	100,049
Atmos Energy Corp.
8.500%, 3/15/19		56,000	61,147
AutoZone, Inc.
4.000%, 11/15/20		94,000	98,744
AvalonBay Communities, Inc. (REIT)
3.625%, 10/1/20		100,000	104,297
Bank of America Corp.
2.600%, 1/15/19		200,000	201,663
2.650%, 4/1/19		100,000	100,957
7.625%, 6/1/19		190,000	207,255
2.250%, 4/21/20		100,000	100,413
5.625%, 7/1/20		190,000	206,522
2.625%, 10/19/20		150,000	151,657
4.125%, 1/22/24		100,000	106,475
4.200%, 8/26/24		100,000	104,971
4.000%, 1/22/25		100,000	103,414
4.450%, 3/3/26		100,000	105,557
3.500%, 4/19/26		100,000	101,695
(USD 3 Month LIBOR + 1.58%), 3.824%, 1/20/28(k)		100,000	102,768

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20	$120,000	$121,982
4.150%, 2/1/21	113,000	120,352
3.000%, 2/24/25	65,000	65,557
BB&T Corp.
2.250%, 2/1/19	100,000	100,693
2.450%, 1/15/20	100,000	101,115
2.750%, 4/1/22	250,000	253,891
Becton Dickinson and Co.
2.675%, 12/15/19	150,000	151,654
3.363%, 6/6/24	150,000	151,515
Berkshire Hathaway Energy Co.
2.000%, 11/15/18	130,000	130,269
2.400%, 2/1/20	150,000	151,436
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	94,000	96,948
Berkshire Hathaway, Inc.
2.750%, 3/15/23	65,000	66,116
3.125%, 3/15/26	100,000	101,027
Biogen, Inc.
4.050%, 9/15/25	100,000	106,717
Boston Properties LP (REIT)
5.625%, 11/15/20	100,000	109,923
3.650%, 2/1/26	100,000	102,017
Boston Scientific Corp.
2.650%, 10/1/18	100,000	100,832
3.850%, 5/15/25	50,000	51,856
Bristol-Myers Squibb Co.
1.750%, 3/1/19	100,000	100,104
2.000%, 8/1/22	94,000	92,804
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	100,000	98,822
Broadcom Corp.
3.875%, 1/15/27§	200,000	206,031
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	30,000	29,728
Burlington Northern Santa Fe LLC
3.050%, 3/15/22(x)	94,000	97,088
3.750%, 4/1/24	25,000	26,646
Capital One Bank USA NA
3.375%, 2/15/23	300,000	305,043
Caterpillar Financial Services Corp.
7.150%, 2/15/19	60,000	64,258
2.100%, 6/9/19	250,000	251,601
Caterpillar, Inc.
2.600%, 6/26/22	56,000	56,352
CBS Corp.
5.750%, 4/15/20	94,000	102,274
2.900%, 1/15/27	100,000	94,734
Celgene Corp.
3.950%, 10/15/20	19,000	20,024
3.875%, 8/15/25	150,000	158,188
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	65,000	68,547
Charter Communications Operating LLC
4.908%, 7/23/25	170,000	181,764
Chevron Corp.
2.193%, 11/15/19	285,000	287,488
3.191%, 6/24/23	75,000	77,828
2.954%, 5/16/26	150,000	149,871
Chubb INA Holdings, Inc.
3.350%, 5/15/24	100,000	103,146
Cigna Corp.
4.500%, 3/15/21	94,000	100,366
Cisco Systems, Inc.
4.450%, 1/15/20	188,000	199,209
2.200%, 2/28/21	250,000	251,232
Citigroup, Inc.
2.650%, 10/26/20	250,000	252,819
4.500%, 1/14/22	100,000	107,563
3.875%, 10/25/23	100,000	104,747
3.750%, 6/16/24	150,000	156,644
3.300%, 4/27/25	65,000	65,474
4.400%, 6/10/25	100,000	105,570
3.200%, 10/21/26	100,000	98,220
(USD 3 Month LIBOR + 1.56%), 3.887%, 1/10/28(k)	100,000	102,852
Clorox Co. (The)
3.500%, 12/15/24	100,000	103,348
CNA Financial Corp.
5.875%, 8/15/20	56,000	61,169
Coca-Cola Co. (The)
3.150%, 11/15/20	169,000	175,357
3.200%, 11/1/23	100,000	104,076
Colgate-Palmolive Co.
1.500%, 11/1/18	100,000	99,922
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	38,000	50,254
Comcast Corp.
5.150%, 3/1/20	94,000	101,058
3.375%, 8/15/25	100,000	103,356
3.300%, 2/1/27	100,000	101,259
Commonwealth Edison Co.
3.400%, 9/1/21	150,000	155,737
2.550%, 6/15/26	100,000	96,784
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	80,000	84,450
Conagra Brands, Inc.
3.200%, 1/25/23	54,000	54,568
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	94,000	94,088
ConocoPhillips Co.
2.875%, 11/15/21	80,000	81,476
2.400%, 12/15/22	244,000	241,367
Constellation Brands, Inc.
4.750%, 12/1/25	100,000	109,263
Consumers Energy Co.
6.700%, 9/15/19	94,000	102,449
Corning, Inc.
4.250%, 8/15/20	56,000	59,164
Costco Wholesale Corp.
2.250%, 2/15/22	55,000	54,942
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	100,000	105,901
CSX Corp.
3.350%, 11/1/25	100,000	101,649
CVS Health Corp.
3.875%, 7/20/25	133,000	138,761
2.875%, 6/1/26	150,000	145,120
DDR Corp. (REIT)
3.625%, 2/1/25	100,000	97,383
Deere & Co.
4.375%, 10/16/19	131,000	137,809
2.600%, 6/8/22	38,000	38,469
Dell International LLC
5.450%, 6/15/23§	100,000	109,468
6.020%, 6/15/26§	150,000	166,539
Devon Energy Corp.
4.000%, 7/15/21	113,000	117,520

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Discover Financial Services
3.950%, 11/6/24		$100,000	$102,805
Discovery Communications LLC
4.375%, 6/15/21		38,000	40,410
3.800%, 3/13/24		100,000	103,116
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24		50,000	50,984
Dominion Energy, Inc.
2.500%, 12/1/19		300,000	302,742
Dow Chemical Co. (The)
8.550%, 5/15/19		113,000	124,812
4.250%, 11/15/20		59,000	62,612
DTE Energy Co.
2.400%, 12/1/19		150,000	150,447
Duke Energy Corp.
3.950%, 10/15/23		100,000	105,122
Duke Energy Indiana LLC
3.750%, 7/15/20		38,000	39,763
Eastman Chemical Co.
3.600%, 8/15/22		75,000	78,095
Eaton Corp.
2.750%, 11/2/22		94,000	94,297
eBay, Inc.
3.250%, 10/15/20		38,000	39,147
3.600%, 6/5/27		100,000	99,215
Ecolab, Inc.
4.350%, 12/8/21		94,000	101,504
Emerson Electric Co.
2.625%, 2/15/23		94,000	94,627
Energy Transfer LP
4.650%, 6/1/21		150,000	159,617
4.050%, 3/15/25		100,000	101,424
Entergy Corp.
5.125%, 9/15/20		113,000	121,530
2.950%, 9/1/26		150,000	145,058
Enterprise Products Operating LLC
2.550%, 10/15/19		150,000	151,287
3.350%, 3/15/23		94,000	96,401
3.900%, 2/15/24		50,000	52,424
EOG Resources, Inc.
5.625%, 6/1/19		28,000	29,671
4.100%, 2/1/21		75,000	79,412
EQT Corp.
4.875%, 11/15/21		94,000	101,631
Essex Portfolio LP (REIT)
3.875%, 5/1/24		100,000	103,598
Expedia, Inc.
5.950%, 8/15/20		56,000	61,250
Express Scripts Holding Co.
3.900%, 2/15/22		94,000	98,763
3.400%, 3/1/27		100,000	98,319
Exxon Mobil Corp.
2.397%, 3/6/22		100,000	100,855
3.176%, 3/15/24		100,000	103,899
Federal-Mogul LLC
5.000%, 7/15/24(m)	EUR	250,000	291,782
FedEx Corp.
2.300%, 2/1/20		$60,000	60,399
2.625%, 8/1/22		19,000	19,242
FHLB
2.750%, 12/13/24		200,000	205,853
FHLMC
2.375%, 1/13/22		1,614,000	1,644,100
Fidelity National Information Services, Inc.
3.500%, 4/15/23		75,000	77,256
5.000%, 10/15/25		100,000	111,416
Fifth Third Bancorp
2.300%, 3/1/19		75,000	75,493
2.875%, 7/27/20		150,000	153,355
Fiserv, Inc.
4.750%, 6/15/21		56,000	60,227
Florida Power & Light Co.
3.250%, 6/1/24		100,000	102,850
Flowserve Corp.
4.000%, 11/15/23		50,000	51,533
FNMA
1.625%, 11/27/18		350,000	351,584
1.750%, 6/20/19		800,000	803,479
1.000%, 8/28/19		1,500,000	1,484,361
1.250%, 8/17/21		500,000	489,654
2.125%, 4/24/26		250,000	243,986
Ford Motor Credit Co. LLC
2.875%, 10/1/18		200,000	201,960
4.389%, 1/8/26		200,000	208,285
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		217,000	219,124
GE Capital UK Funding Unlimited Co.
5.125%, 5/24/23	GBP	200,000	317,147
General Dynamics Corp.
3.875%, 7/15/21		$38,000	40,371
2.250%, 11/15/22		56,000	55,948
General Electric Co.
6.000%, 8/7/19		150,000	161,549
5.300%, 2/11/21		76,000	83,433
2.700%, 10/9/22		75,000	76,921
3.100%, 1/9/23		75,000	78,421
General Mills, Inc.
5.650%, 2/15/19		94,000	98,756
2.200%, 10/21/19		100,000	100,433
General Motors Financial Co., Inc.
3.100%, 1/15/19		250,000	252,300
4.000%, 1/15/25		100,000	101,531
4.300%, 7/13/25		100,000	103,110
5.250%, 3/1/26		50,000	54,383
Georgia Power Co.
3.250%, 4/1/26		100,000	100,382
Gilead Sciences, Inc.
4.400%, 12/1/21		113,000	122,193
3.250%, 9/1/22		30,000	31,007
3.650%, 3/1/26		100,000	104,224
Goldman Sachs Group, Inc. (The)
2.625%, 1/31/19		275,000	277,432
2.550%, 10/23/19		100,000	100,863
6.000%, 6/15/20		188,000	206,302
2.750%, 9/15/20		30,000	30,403
3.625%, 1/22/23		56,000	58,017
3.850%, 7/8/24		150,000	156,330
2.125%, 9/30/24(m)	EUR	500,000	626,136
4.250%, 10/21/25		$75,000	78,191
3.750%, 2/25/26		30,000	30,708
3.500%, 11/16/26		150,000	150,461
(USD 3 Month LIBOR + 1.51%), 3.691%, 6/5/28(k)		100,000	101,010
Great Plains Energy, Inc.
4.850%, 6/1/21		38,000	40,230
Halliburton Co.
3.800%, 11/15/25		150,000	154,116
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20		56,000	60,472
HCP, Inc. (REIT)
2.625%, 2/1/20		94,000	95,020

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.400%, 2/1/25	$100,000	$99,639
Hewlett Packard Enterprise Co.
4.900%, 10/15/25	200,000	211,643
Home Depot, Inc. (The)
2.000%, 6/15/19	250,000	251,319
2.625%, 6/1/22	75,000	76,235
2.125%, 9/15/26	25,000	23,359
Hospitality Properties Trust (REIT)
4.500%, 3/15/25	100,000	103,185
HP, Inc.
4.050%, 9/15/22	100,000	105,647
HSBC Finance Corp.
6.676%, 1/15/21	24,000	27,110
HSBC USA, Inc.
2.250%, 6/23/19	300,000	301,671
Illinois Tool Works, Inc.
3.500%, 3/1/24	100,000	104,857
Intel Corp.
3.300%, 10/1/21	94,000	98,258
2.700%, 12/15/22	75,000	76,421
Intercontinental Exchange, Inc.
2.750%, 12/1/20	125,000	127,409
International Business Machines Corp.
1.950%, 2/12/19(x)	150,000	150,737
3.625%, 2/12/24	150,000	157,440
International Game Technology plc
6.250%, 2/15/22§	250,000	276,375
International Paper Co.
4.750%, 2/15/22	47,000	51,351
3.650%, 6/15/24(x)	100,000	103,346
Jefferies Group LLC
4.850%, 1/15/27	100,000	105,312
JM Smucker Co. (The)
3.000%, 3/15/22	135,000	137,106
Johnson & Johnson
2.450%, 12/5/21	100,000	101,353
2.050%, 3/1/23	25,000	24,696
3.375%, 12/5/23	50,000	53,280
JPMorgan Chase & Co.
2.250%, 1/23/20	100,000	100,546
4.250%, 10/15/20	376,000	398,078
2.972%, 1/15/23	250,000	252,753
3.200%, 1/25/23	131,000	134,375
3.625%, 5/13/24	100,000	104,002
3.875%, 9/10/24	150,000	156,142
3.125%, 1/23/25	100,000	100,444
(USD 3 Month LIBOR + 1.16%), 3.220%, 3/1/25(k)	100,000	101,560
3.300%, 4/1/26	100,000	100,603
Juniper Networks, Inc.
4.600%, 3/15/21	38,000	40,393
Kellogg Co.
4.000%, 12/15/20	94,000	98,955
KeyCorp
2.900%, 9/15/20	75,000	76,557
5.100%, 3/24/21	75,000	81,839
Kimberly-Clark Corp.
1.900%, 5/22/19	150,000	150,422
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	150,000	165,018
6.500%, 4/1/20	75,000	82,308
Kinder Morgan, Inc.
3.050%, 12/1/19	250,000	254,803
KLA-Tencor Corp.
4.125%, 11/1/21	90,000	95,191
Kohl’s Corp.
4.750%, 12/15/23	50,000	52,158
Kraft Heinz Foods Co.
5.375%, 2/10/20	98,000	105,357
3.500%, 7/15/22	100,000	103,635
Kroger Co. (The)
6.150%, 1/15/20	94,000	102,057
L3 Technologies, Inc.
4.950%, 2/15/21	56,000	60,084
Laboratory Corp. of America Holdings
2.500%, 11/1/18	100,000	100,428
3.200%, 2/1/22	50,000	50,962
Lam Research Corp.
3.800%, 3/15/25	30,000	30,897
Leucadia National Corp.
5.500%, 10/18/23	50,000	53,375
LG&E & KU Energy LLC
3.750%, 11/15/20	75,000	77,990
Liberty Property LP (REIT)
4.125%, 6/15/22	56,000	58,634
Life Technologies Corp.
5.000%, 1/15/21	75,000	80,221
Lincoln National Corp.
4.850%, 6/24/21	56,000	60,402
Lockheed Martin Corp.
4.250%, 11/15/19	113,000	118,277
3.550%, 1/15/26	100,000	103,234
Lowe’s Cos., Inc.
3.375%, 9/15/25	100,000	102,853
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	226,203
Macy’s Retail Holdings, Inc.
3.625%, 6/1/24(x)	100,000	95,788
Marathon Oil Corp.
2.800%, 11/1/22	75,000	73,406
Marathon Petroleum Corp.
5.125%, 3/1/21	94,000	102,437
Marriott International, Inc.
3.125%, 10/15/21	100,000	102,309
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24	100,000	103,248
McDonald’s Corp.
3.250%, 6/10/24	150,000	153,796
McKesson Corp.
2.284%, 3/15/19	150,000	150,747
Medco Health Solutions, Inc.
4.125%, 9/15/20	75,000	78,880
Medtronic, Inc.
2.500%, 3/15/20	150,000	152,139
3.150%, 3/15/22	55,000	56,927
3.500%, 3/15/25	100,000	104,171
Merck & Co., Inc.
2.350%, 2/10/22	30,000	30,131
2.750%, 2/10/25	150,000	150,493
MetLife, Inc.
4.750%, 2/8/21	100,000	108,232
Microsoft Corp.
1.625%, 12/6/18	150,000	150,158
3.000%, 10/1/20	56,000	57,942
2.375%, 2/12/22	60,000	60,470
2.650%, 11/3/22	75,000	76,252
2.125%, 11/15/22	100,000	99,155
2.000%, 8/8/23	90,000	87,935
3.300%, 2/6/27	250,000	258,788
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	96,942

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Monsanto Co.
2.750%, 7/15/21	$35,000	$35,401
Moody’s Corp.
4.500%, 9/1/22	19,000	20,594
Morgan Stanley
2.500%, 1/24/19	150,000	151,129
2.375%, 7/23/19	150,000	150,854
5.500%, 1/26/20	150,000	161,183
2.800%, 6/16/20	95,000	96,561
5.750%, 1/25/21	188,000	207,456
2.500%, 4/21/21	100,000	100,344
3.750%, 2/25/23	56,000	58,603
4.100%, 5/22/23	100,000	104,497
4.000%, 7/23/25	100,000	105,398
3.125%, 7/27/26	100,000	97,938
3.625%, 1/20/27	100,000	101,033
(USD 3 Month LIBOR + 1.34%), 3.591%, 7/22/28(k)	100,000	100,328
Mosaic Co. (The)
4.250%, 11/15/23(x)	100,000	103,653
Motorola Solutions, Inc.
3.750%, 5/15/22	56,000	57,719
MPLX LP
4.500%, 7/15/23	50,000	52,973
4.875%, 6/1/25	50,000	53,778
MUFG Americas Holdings Corp.
3.000%, 2/10/25	150,000	148,828
Mylan NV
3.950%, 6/15/26	100,000	101,693
Nasdaq, Inc.
5.550%, 1/15/20	75,000	80,593
National Oilwell Varco, Inc.
2.600%, 12/1/22	113,000	110,476
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	100,000	102,336
National Rural Utilities Cooperative Finance Corp.
2.150%, 2/1/19	200,000	200,865
NBCUniversal Media LLC
4.375%, 4/1/21	150,000	161,255
NetApp, Inc.
3.375%, 6/15/21	100,000	102,412
Newell Brands, Inc.
3.850%, 4/1/23	55,000	57,785
Newmont Mining Corp.
3.500%, 3/15/22	94,000	97,225
NextEra Energy Capital Holdings, Inc.
2.700%, 9/15/19	150,000	151,694
Noble Energy, Inc.
4.150%, 12/15/21	94,000	99,097
Norfolk Southern Corp.
5.900%, 6/15/19	103,000	109,723
Northrop Grumman Corp.
3.500%, 3/15/21	19,000	19,775
Occidental Petroleum Corp.
2.700%, 2/15/23	94,000	94,414
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	100,000	103,137
Omnicom Group, Inc.
4.450%, 8/15/20	38,000	40,240
3.625%, 5/1/22	19,000	19,729
ONEOK Partners LP
8.625%, 3/1/19	94,000	102,226
Oracle Corp.
2.500%, 5/15/22	100,000	100,982
2.500%, 10/15/22	75,000	75,506
2.400%, 9/15/23	100,000	99,235
2.650%, 7/15/26	100,000	97,807
Pacific Gas & Electric Co.
8.250%, 10/15/18	38,000	40,466
3.500%, 10/1/20	56,000	58,203
2.950%, 3/1/26	100,000	99,682
Parker-Hannifin Corp.
3.300%, 11/21/24	100,000	102,715
PepsiCo, Inc.
1.850%, 4/30/20	100,000	100,013
Pfizer, Inc.
2.100%, 5/15/19	100,000	100,707
2.200%, 12/15/21	100,000	100,300
3.000%, 12/15/26	150,000	151,864
Philip Morris International, Inc.
3.600%, 11/15/23	50,000	52,600
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	100,375
PNC Bank NA
2.625%, 2/17/22	250,000	252,768
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24	150,000	158,118
PPL Capital Funding, Inc.
4.200%, 6/15/22	47,000	50,282
Precision Castparts Corp.
2.500%, 1/15/23	38,000	38,053
Progress Energy, Inc.
4.400%, 1/15/21	94,000	99,453
Progressive Corp. (The)
3.750%, 8/23/21	56,000	58,778
Prologis LP (REIT)
3.350%, 2/1/21	150,000	155,466
Prudential Financial, Inc.
2.350%, 8/15/19	150,000	150,998
(USD 3 Month LIBOR + 4.18%), 5.875%, 9/15/42(k)	100,000	110,500
Puget Energy, Inc.
3.650%, 5/15/25	50,000	50,786
QUALCOMM, Inc.
3.450%, 5/20/25	100,000	103,007
Raytheon Co.
3.125%, 10/15/20	94,000	97,277
Realty Income Corp. (REIT)
3.250%, 10/15/22	56,000	57,203
Reinsurance Group of America, Inc.
4.700%, 9/15/23	50,000	54,177
Republic Services, Inc.
5.250%, 11/15/21	94,000	103,742
Roper Technologies, Inc.
3.125%, 11/15/22	75,000	75,828
Ryder System, Inc.
2.500%, 5/11/20	45,000	45,347
S&P Global, Inc.
3.300%, 8/14/20	35,000	35,843
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	150,000	167,681
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	104,327
Santander Holdings USA, Inc.
2.650%, 4/17/20	120,000	120,686
Scripps Networks Interactive, Inc.
3.900%, 11/15/24	100,000	101,716
Seagate HDD Cayman
4.750%, 6/1/23	25,000	25,234
4.750%, 1/1/25	50,000	48,692

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Sempra Energy
2.400%, 3/15/20	$200,000	$201,403
Senior Housing Properties Trust (REIT)
3.250%, 5/1/19	100,000	101,239
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	225,000	221,800
Simon Property Group LP (REIT)
2.200%, 2/1/19	100,000	100,495
3.300%, 1/15/26	100,000	100,304
Southern California Edison Co.
3.875%, 6/1/21	19,000	20,062
Southern Co. (The)
2.150%, 9/1/19	100,000	100,134
2.750%, 6/15/20	100,000	101,744
Southwestern Electric Power Co.
6.450%, 1/15/19	56,000	58,882
Stanley Black & Decker, Inc.
2.900%, 11/1/22	56,000	56,884
Starbucks Corp.
3.850%, 10/1/23	50,000	53,525
State of California
5.700%, 11/1/21	100,000	112,548
State of Illinois, General Obligation Bonds, Series 2011
5.877%, 3/1/19	90,000	94,091
State Street Corp.
3.300%, 12/16/24	65,000	67,233
Stryker Corp.
3.500%, 3/15/26	100,000	102,767
Synchrony Financial
2.700%, 2/3/20	25,000	25,255
3.750%, 8/15/21	50,000	51,500
4.500%, 7/23/25	100,000	103,969
Sysco Corp.
2.600%, 10/1/20	30,000	30,428
3.750%, 10/1/25	100,000	103,836
TD Ameritrade Holding Corp.
2.950%, 4/1/22	100,000	102,059
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	99,487
Textron, Inc.
4.300%, 3/1/24	100,000	106,380
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	160,000	166,992
Time Warner Cable LLC
8.250%, 4/1/19	200,000	217,480
Time Warner, Inc.
3.550%, 6/1/24	150,000	152,667
Toyota Motor Credit Corp.
2.150%, 3/12/20	135,000	135,735
3.300%, 1/12/22	94,000	97,686
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	50,000	64,646
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	81,145
U.S. Treasury Bonds
8.500%, 2/15/20	113,000	131,437
8.125%, 5/15/21	500,000	612,090
7.125%, 2/15/23	188,000	237,181
7.500%, 11/15/24	500,000	677,344
6.000%, 2/15/26	990,000	1,274,896
6.500%, 11/15/26	150,000	202,307
6.375%, 8/15/27	300,000	408,187
U.S. Treasury Notes
1.250%, 11/30/18	1,200,000	1,198,031
1.375%, 11/30/18	900,000	899,719
1.250%, 12/15/18	1,800,000	1,796,801
1.250%, 12/31/18	1,500,000	1,497,393
1.375%, 2/28/19	1,938,000	1,936,789
1.500%, 2/28/19	300,000	300,287
1.000%, 3/15/19	1,200,000	1,192,945
1.625%, 3/31/19	400,000	401,180
1.250%, 4/30/19	1,000,000	997,207
3.125%, 5/15/19	500,000	513,467
1.125%, 5/31/19	500,000	497,441
1.500%, 5/31/19	500,000	500,488
1.250%, 6/30/19	900,000	896,889
1.625%, 6/30/19	1,500,000	1,504,307
0.750%, 7/15/19	800,000	790,094
1.375%, 7/31/19	1,500,000	1,497,715
1.625%, 7/31/19	600,000	601,723
3.625%, 8/15/19	843,000	876,588
1.625%, 8/31/19	1,000,000	1,002,852
1.500%, 10/31/19	1,600,000	1,600,063
3.375%, 11/15/19	1,069,000	1,110,883
1.500%, 11/30/19	2,600,000	2,599,391
1.625%, 12/31/19	500,000	501,133
3.625%, 2/15/20	1,011,000	1,060,049
1.250%, 2/29/20	500,000	496,523
1.375%, 2/29/20	200,000	199,164
1.375%, 3/31/20	500,000	497,656
1.500%, 5/15/20	650,000	648,756
3.500%, 5/15/20	1,251,000	1,313,110
1.375%, 5/31/20	289,000	287,453
1.625%, 6/30/20	900,000	900,703
2.625%, 8/15/20	376,000	386,663
1.375%, 8/31/20	400,000	397,250
1.375%, 9/30/20	1,500,000	1,488,750
2.000%, 9/30/20	550,000	555,844
1.375%, 10/31/20	200,000	198,344
1.750%, 10/31/20	1,000,000	1,003,047
2.625%, 11/15/20	1,274,000	1,311,374
1.625%, 11/30/20	1,800,000	1,797,398
2.000%, 11/30/20	300,000	303,012
1.750%, 12/31/20	1,700,000	1,703,187
2.375%, 12/31/20	350,000	357,656
1.375%, 1/31/21	450,000	445,271
2.125%, 1/31/21	1,000,000	1,013,945
2.000%, 2/28/21	400,000	403,875
3.125%, 5/15/21	1,946,000	2,040,487
1.375%, 5/31/21	500,000	493,164
1.125%, 6/30/21	1,000,000	976,875
2.125%, 6/30/21	3,700,000	3,748,274
2.250%, 7/31/21	1,677,600	1,706,434
2.125%, 8/15/21	688,000	696,734
2.125%, 9/30/21	500,000	506,055
1.250%, 10/31/21	1,500,000	1,466,484
2.000%, 11/15/21	1,722,000	1,734,781
1.750%, 11/30/21	800,000	797,281
1.875%, 11/30/21	1,700,000	1,703,586
2.000%, 12/31/21	1,300,000	1,308,023
1.500%, 1/31/22	200,000	197,000
1.750%, 2/28/22	688,000	684,614
1.875%, 2/28/22	800,000	800,250
1.750%, 3/31/22	1,400,000	1,392,016
1.750%, 4/30/22	700,000	695,652
1.875%, 4/30/22	400,000	399,625
1.750%, 5/15/22	364,000	361,953
1.750%, 5/31/22	1,000,000	993,398
1.750%, 6/30/22	400,000	397,078
2.125%, 6/30/22	900,000	908,578
1.875%, 7/31/22	400,000	399,125
2.000%, 7/31/22	400,000	401,516

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
1.625%, 8/15/22		$1,003,000	$990,071
1.625%, 8/31/22		900,000	887,486
1.875%, 8/31/22		1,000,000	997,344
1.750%, 9/30/22		550,000	544,865
1.875%, 10/31/22		700,000	697,566
1.625%, 11/15/22		376,000	370,125
2.000%, 11/30/22		500,000	500,918
2.125%, 12/31/22		350,000	352,543
1.750%, 1/31/23		900,000	889,066
1.500%, 3/31/23		500,000	486,738
1.750%, 5/15/23		500,000	492,656
1.375%, 6/30/23		500,000	482,051
2.500%, 8/15/23		350,000	358,969
1.375%, 8/31/23		300,000	288,668
1.375%, 9/30/23		400,000	384,547
2.750%, 11/15/23		1,350,000	1,403,156
2.750%, 2/15/24		2,550,000	2,648,215
2.125%, 3/31/24		300,000	300,047
2.500%, 5/15/24		1,800,000	1,841,133
2.000%, 6/30/24		300,000	297,293
2.375%, 8/15/24		1,000,000	1,013,984
2.250%, 11/15/24		710,000	713,495
2.000%, 2/15/25		2,139,000	2,109,839
2.000%, 8/15/25		1,250,000	1,228,516
2.250%, 11/15/25		2,000,000	2,000,000
1.625%, 2/15/26		1,400,000	1,330,930
1.625%, 5/15/26		130,000	123,307
1.500%, 8/15/26		1,600,000	1,498,250
2.000%, 11/15/26		550,000	535,971
2.250%, 2/15/27		1,750,000	1,739,541
2.375%, 5/15/27		1,200,000	1,205,063
2.250%, 8/15/27		300,000	297,984
United Parcel Service, Inc.
3.125%, 1/15/21		75,000	77,716
United Technologies Corp.
3.100%, 6/1/22		56,000	57,445
UnitedHealth Group, Inc.
2.300%, 12/15/19		150,000	151,377
2.875%, 12/15/21		45,000	46,041
3.750%, 7/15/25		100,000	106,182
US Bancorp
2.200%, 4/25/19		150,000	151,329
3.600%, 9/11/24		150,000	156,431
Valero Energy Corp.
6.125%, 2/1/20		56,000	60,968
Ventas Realty LP (REIT)
4.250%, 3/1/22		38,000	40,258
3.750%, 5/1/24		150,000	154,201
Verizon Communications, Inc.
4.500%, 9/15/20		100,000	106,923
2.946%, 3/15/22		102,000	103,678
3.376%, 2/15/25§		398,000	399,178
VF Corp.
0.625%, 9/20/23	EUR	350,000	411,285
Viacom, Inc.
2.750%, 12/15/19		$62,000	62,595
3.875%, 12/15/21		75,000	76,831
Virginia Electric & Power Co.
2.950%, 11/15/26		100,000	98,571
Visa, Inc.
2.200%, 12/14/20		200,000	201,977
2.800%, 12/14/22		175,000	179,144
Voya Financial, Inc.
3.650%, 6/15/26		100,000	100,590
Walgreen Co.
3.100%, 9/15/22		19,000	19,338
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		100,000	103,236
3.450%, 6/1/26		150,000	149,018
Wal-Mart Stores, Inc.
3.625%, 7/8/20		113,000	118,404
3.250%, 10/25/20		113,000	117,495
Walt Disney Co. (The)
2.300%, 2/12/21		80,000	80,403
3.750%, 6/1/21		19,000	20,016
3.000%, 2/13/26		100,000	100,437
Wells Fargo & Co.
2.150%, 1/15/19		150,000	150,661
2.600%, 7/22/20		70,000	71,001
3.500%, 3/8/22		56,000	58,259
3.450%, 2/13/23		94,000	96,355
3.300%, 9/9/24		100,000	101,405
3.550%, 9/29/25		100,000	102,437
3.000%, 4/22/26		150,000	146,964
4.300%, 7/22/27		100,000	105,694
(USD 3 Month LIBOR + 1.31%), 3.584%, 5/22/28(k)		100,000	101,258
Wells Fargo Bank NA
1.750%, 5/24/19		250,000	249,899
Welltower, Inc. (REIT)
4.250%, 4/1/26		100,000	105,714
Williams Partners LP
4.125%, 11/15/20		150,000	157,230
4.000%, 9/15/25		100,000	102,650
Wisconsin Electric Power Co.
2.950%, 9/15/21		75,000	76,815
Wyndham Worldwide Corp.
4.250%, 3/1/22		56,000	56,738
Xcel Energy, Inc.
4.700%, 5/15/20		94,000	99,165
Xerox Corp.
2.750%, 9/1/20		50,000	49,871
4.070%, 3/17/22		24,000	24,543
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20		100,000	100,936
3.150%, 4/1/22		100,000	101,583
Zoetis, Inc.
3.250%, 2/1/23		85,000	87,876

Total United States			155,420,997

Uruguay (0.1%)
Republic of Uruguay
4.500%, 8/14/24(x)		150,000	164,437

Total Long Term Debt Securities (97.6%) (Cost $289,255,437)			293,552,751

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bill (0.7%)
Norway Treasury Bills
0.43%, 12/20/17(m)(p)	NOK	17,125,000	2,148,124

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $200,027, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%- 2.500%, maturing 12/31/18-2/15/45; total market value $204,109.(xx)	$200,000	$200,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $100,009, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $42,212, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $43,053.(xx)	42,208	42,208
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $59,640, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $60,827.(xx)	59,634	59,634
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Corporate Bonds, ranging from 0.875%- 1.750%, maturing 7/13/18- 7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $102,001.(xx)	100,000	100,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Corporate Bonds, ranging from 1.750%- 2.375%, maturing 6/11/19- 7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $300,699, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $306,685.(xx)	300,672	300,672
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $73,632, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%- 8.750%, maturing 10/12/17-2/15/47; total market value $75,156.(xx)	73,626	73,626
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $100,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%- 8.750%, maturing 10/12/17-2/15/47; total market value $102,078.(xx)	100,000	100,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $102,010.(xx)	100,000	100,000

See Notes to Portfolio of Investments.

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EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $350,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $357,000.(xx)	$350,000	$350,000

Total Repurchase Agreements		1,526,140

Total Short-Term Investments (1.2%) (Cost $3,576,474)		3,674,264

Total Investments (98.8%) (Cost $292,831,911)		297,227,015
Other Assets Less Liabilities (1.2%)		3,746,894

Net Assets (100%)		$300,973,909

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2017, the market value of these securities amounted to $7,165,891 or 2.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2017, the market value of these securities amounted to $252,265 or 0.1% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $35,874,853 or 11.9% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $1,492,192. This was secured by cash collateral of $1,526,140 which was subsequently invested in joint repurchase agreements with a total value of $1,526,140, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

COP — Colombia Peso

DKK — Denmark Krone

EUR — European Currency Unit

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

HUF — Hungary Forint

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

REIT — Real Estate Investment Trust

RON — Romanian Leu

SGD — Singapore Dollar

THB — Thailand Baht

ZAR — South African Rand

Sector Weightings as of September 30, 2017	Market Value	% of Net Assets
U.S. Treasury Obligations	$98,845,178	32.9%
Foreign Government Securities	87,035,636	28.9
Financials	38,653,663	12.9
Supranational	14,359,236	4.8
Energy	7,635,729	2.5
Consumer Discretionary	7,024,834	2.3
Health Care	6,626,060	2.2
Consumer Staples	6,292,481	2.1
Information Technology	6,083,491	2.0
U.S. Government Agency Securities	5,223,017	1.7
Industrials	4,140,196	1.4
Utilities	3,701,660	1.2
Telecommunication Services	3,083,245	1.0
Real Estate	2,330,838	0.8
Materials	2,226,398	0.8
Repurchase Agreements	1,526,140	0.5
Municipal Bonds	291,089	0.1
Cash and Other	5,895,018	1.9

		100.0%

See Notes to Portfolio of Investments.

12

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EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	6,000,000	USD	6,885,540	JPMorgan Chase Bank	10/24/2017	214,020
USD	3,792,830	ZAR	49,675,000	JPMorgan Chase Bank	11/06/2017	144,498
NZD	290,000	USD	209,283	JPMorgan Chase Bank	11/14/2017	3
USD	3,246,538	NZD	4,450,000	JPMorgan Chase Bank	11/14/2017	35,080
USD	3,107,617	JPY	340,000,000	JPMorgan Chase Bank	11/15/2017	79,858
USD	3,670,056	THB	122,000,000	JPMorgan Chase Bank	11/16/2017	10,217
USD	13,182,010	AUD	16,450,000	JPMorgan Chase Bank	11/20/2017	286,313
USD	3,190,311	HUF	822,000,000	JPMorgan Chase Bank	11/22/2017	66,641
USD	6,168,879	PLN	22,500,000	JPMorgan Chase Bank	11/22/2017	2,978
EUR	11,800,000	USD	13,966,079	JPMorgan Chase Bank	11/24/2017	19,993
USD	4,524,319	EUR	3,750,000	JPMorgan Chase Bank	11/24/2017	79,592
GBP	2,850,000	USD	3,769,795	JPMorgan Chase Bank	12/13/2017	57,667
USD	3,084,547	JPY	340,000,000	JPMorgan Chase Bank	12/19/2017	51,178

Total unrealized appreciation						1,048,038

SGD	50,000	USD	36,957	JPMorgan Chase Bank	10/16/2017	(90)
USD	6,160,639	SGD	8,400,000	JPMorgan Chase Bank	10/16/2017	(33,002)
JPY	2,422,450,000	USD	22,341,937	JPMorgan Chase Bank	11/15/2017	(769,601)
THB	2,000,000	USD	60,494	JPMorgan Chase Bank	11/16/2017	(496)
PLN	950,000	USD	264,649	JPMorgan Chase Bank	11/22/2017	(4,311)
USD	3,389,248	BRL	10,850,000	State Street Bank & Trust**	11/30/2017	(8,874)
EUR	12,500,000	USD	14,945,300	JPMorgan Chase Bank	12/18/2017	(107,279)
JPY	1,735,000,000	USD	15,779,556	JPMorgan Chase Bank	12/19/2017	(300,455)

Total unrealized depreciation						(1,224,108)

Net unrealized depreciation						(176,070)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

13

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EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$7,024,834	$—	$7,024,834
Consumer Staples	—	6,292,481	—	6,292,481
Energy	—	7,635,729	—	7,635,729
Financials	—	38,653,663	—	38,653,663
Health Care	—	6,626,060	—	6,626,060
Industrials	—	4,140,196	—	4,140,196
Information Technology	—	6,083,491	—	6,083,491
Materials	—	2,226,398	—	2,226,398
Real Estate	—	2,330,838	—	2,330,838
Telecommunication Services	—	3,083,245	—	3,083,245
Utilities	—	3,701,660	—	3,701,660
Foreign Government Securities	—	87,035,636	—	87,035,636
Forward Currency Contracts	—	1,048,038	—	1,048,038
Municipal Bonds	—	291,089	—	291,089
Short-Term Investments
Foreign Government Treasury Bills	—	2,148,124	—	2,148,124
Repurchase Agreements	—	1,526,140	—	1,526,140
Supranational	—	14,359,236	—	14,359,236
U.S. Government Agency Securities	—	5,223,017	—	5,223,017
U.S. Treasury Obligations	—	98,845,178	—	98,845,178

Total Assets	$—	$298,275,053	$—	$298,275,053

Liabilities:
Forward Currency Contracts	$—	$(1,224,108)	$—	$(1,224,108)

Total Liabilities	$—	$(1,224,108)	$—	$(1,224,108)

Total	$—	$297,050,945	$—	$297,050,945

There were no transfers between Levels 1, 2 and 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,357,267
Aggregate gross unrealized depreciation	(4,848,313)

Net unrealized appreciation	$3,508,954

Federal income tax cost of investment securities and derivative instruments, if applicable	$293,541,991

See Notes to Portfolio of Investments.

14

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EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.5%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petroleos Mexicanos
2.378%, 4/15/25	$3,764,000	$3,768,517
2.460%, 12/15/25	4,250,000	4,241,719

Total Energy		8,010,236

Financials (0.4%)
Diversified Financial Services (0.4%)
NCUA Guaranteed Notes
Series A5
3.450%, 6/12/21	280,000	293,730
Private Export Funding Corp.
Series II
2.050%, 11/15/22	10,325,000	10,312,204
Series KK
3.550%, 1/15/24	5,979,000	6,425,959
Series LL
2.250%, 3/15/20	10,000,000	10,121,719
Series MM
2.300%, 9/15/20	2,500,000	2,535,224
Series NN
3.250%, 6/15/25	2,500,000	2,633,760
Series Z
4.375%, 3/15/19	280,000	291,551

Total Financials		32,614,147

Total Corporate Bonds		40,624,383

Foreign Government Securities (1.7%)
Iraq Government AID Bond
2.149%, 1/18/22	19,135,000	19,157,776
Kingdom of Jordan
3.000%, 6/30/25	6,301,000	6,596,517
State of Israel
5.500%, 9/18/23	20,000,000	23,411,366
5.500%, 4/26/24	27,579,000	32,703,206
Ukraine Government AID Bonds
1.844%, 5/16/19	10,763,000	10,803,899
1.847%, 5/29/20	22,531,000	22,587,328
1.471%, 9/29/21	25,000,000	24,485,000

Total Foreign Government Securities		139,745,092

U.S. Government Agency Securities (48.3%)
FFCB
0.875%, 9/20/18	5,000,000	4,971,090
1.300%, 12/14/18	10,000,000	10,002,921
1.030%, 4/5/19	5,000,000	4,970,431
1.170%, 5/16/19	5,000,000	4,976,624
1.500%, 12/19/19	5,000,000	4,992,603
1.400%, 2/24/20	10,000,000	9,945,769
1.400%, 4/13/20	2,500,000	2,484,518
1.550%, 5/8/20	12,000,000	11,974,091
1.620%, 4/20/21	10,000,000	9,920,040
1.550%, 5/17/21	10,000,000	9,862,215
1.620%, 6/14/21	5,000,000	4,955,647
1.500%, 7/6/21	5,000,000	4,938,950
1.680%, 1/5/22	5,000,000	4,923,811
1.980%, 6/13/23	10,000,000	9,880,712
FHLB
0.875%, 10/1/18	65,000,000	64,647,238
1.750%, 12/14/18	50,000,000	50,177,615
1.250%, 1/16/19	70,000,000	69,803,419
1.500%, 3/8/19	50,000,000	49,995,915
1.875%, 3/8/19	32,600,000	32,844,132
1.375%, 3/18/19	60,000,000	59,891,778
5.375%, 5/15/19	1,850,000	1,967,699
1.375%, 5/28/19	60,405,000	60,260,487
1.625%, 6/14/19	40,000,000	40,061,980
1.125%, 6/21/19	40,000,000	39,743,336
0.875%, 8/5/19	60,000,000	59,263,806
1.550%, 8/28/19	5,000,000	4,998,411
1.000%, 9/26/19	50,000,000	49,446,530
1.375%, 11/15/19	67,495,000	67,213,532
4.125%, 12/13/19	450,000	474,555
1.875%, 3/13/20	45,000,000	45,269,681
4.125%, 3/13/20	4,650,000	4,927,923
1.750%, 7/13/20	25,000,000	24,994,195
1.830%, 7/29/20	20,000,000	20,106,984
1.800%, 8/28/20	20,000,000	20,004,081
2.875%, 9/11/20	10,000,000	10,349,208
1.375%, 9/28/20	44,000,000	43,604,471
5.250%, 12/11/20	9,815,000	10,898,644
1.870%, 2/10/21	20,000,000	19,990,576
1.375%, 2/18/21	40,000,000	39,587,580
1.750%, 3/12/21	20,000,000	19,988,438
5.625%, 6/11/21	1,850,000	2,104,042
2.050%, 7/13/21	17,500,000	17,502,049
1.125%, 7/14/21	67,500,000	65,970,274
1.875%, 11/29/21	88,500,000	88,577,783
2.625%, 12/10/21	9,825,000	10,121,861
2.250%, 3/11/22	5,000,000	5,063,268
2.300%, 7/19/22	5,000,000	5,004,008
2.160%, 8/17/22	25,000,000	24,982,355
2.150%, 9/26/22	30,000,000	29,974,077
2.260%, 10/4/22	30,000,000	29,995,215
2.875%, 6/14/24	10,000,000	10,382,182
2.875%, 9/13/24	26,180,000	27,196,580
2.750%, 12/13/24	10,000,000	10,292,664

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC
0.875%, 10/12/18	$50,000,000	$49,709,485
1.050%, 11/7/18	20,000,000	19,936,928
1.350%, 1/25/19	10,000,000	9,997,794
0.950%, 1/30/19	10,000,000	9,932,811
3.750%, 3/27/19	47,550,000	49,132,245
1.125%, 4/15/19	50,000,000	49,729,710
1.750%, 5/30/19	48,650,000	48,837,833
0.875%, 7/19/19	50,000,000	49,427,170
1.250%, 7/26/19	25,000,000	24,889,267
1.600%, 7/26/19	25,000,000	25,006,190
2.000%, 7/30/19	200,000	201,859
1.250%, 8/1/19	71,000,000	70,665,881
1.375%, 8/15/19	50,000,000	49,854,285
1.300%, 8/28/19	10,000,000	9,956,655
1.500%, 9/9/19	15,000,000	15,002,176
1.250%, 10/2/19	85,500,000	84,986,436
1.625%, 10/25/19	15,000,000	15,006,510
1.500%, 1/17/20	90,000,000	89,804,160
1.800%, 4/13/20	10,000,000	9,999,767
1.375%, 4/20/20	35,000,000	34,784,372
1.750%, 4/27/20	10,000,000	10,006,199
1.375%, 5/1/20	77,500,000	77,050,051
1.850%, 7/13/20	35,000,000	35,005,204
1.625%, 9/29/20	32,610,000	32,544,637
1.700%, 9/29/20	10,000,000	9,986,206
1.330%, 12/30/20	5,000,000	4,940,907
1.125%, 8/12/21	40,000,000	38,958,800
1.930%, 8/27/21	10,000,000	9,999,756
2.375%, 1/13/22	90,000,000	91,678,428
2.290%, 4/13/22	10,000,000	10,005,354
Financing Corp.
9.650%, 11/2/18	1,950,000	2,127,457
8.600%, 9/26/19	380,000	432,431
FNMA
1.125%, 10/19/18(x)	50,000,000	49,834,510
1.625%, 11/27/18	40,000,000	40,181,040
1.125%, 12/14/18	50,000,000	49,786,925
1.250%, 12/28/18	1,000,000	997,209
1.375%, 1/28/19	45,000,000	44,936,986
1.875%, 2/19/19	50,000,000	50,270,615
1.000%, 2/26/19	50,000,000	49,660,070
1.250%, 2/26/19	15,000,000	14,946,903
1.750%, 6/20/19	25,000,000	25,108,725
1.250%, 6/28/19	5,000,000	4,973,706
1.075%, 7/11/19	5,000,000	4,964,428
1.250%, 7/26/19	5,000,000	4,970,500
0.875%, 8/2/19	60,000,000	59,272,974
1.000%, 8/28/19	45,000,000	44,530,817
1.750%, 9/12/19	50,000,000	50,170,525
(Zero Coupon), 10/9/19	31,625,000	30,473,749
1.000%, 10/24/19	60,000,000	59,310,936
1.330%, 10/24/19	5,000,000	4,972,608
1.750%, 11/26/19	30,000,000	30,103,725
1.625%, 1/21/20	50,000,000	50,016,825
1.650%, 1/27/20	10,000,000	9,998,706
1.700%, 1/27/20	10,000,000	10,002,698
1.500%, 2/28/20	66,670,000	66,480,677
1.300%, 3/30/20	10,000,000	9,923,200
(USD 3 Month LIBOR + 0.00%), 1.375%, 5/1/20(k)	35,000,000	34,849,570
1.500%, 6/22/20	60,000,000	59,813,106
1.440%, 9/30/20	10,000,000	9,920,841
1.900%, 10/27/20	10,000,000	10,004,687
1.400%, 11/10/20	10,000,000	9,906,096
1.500%, 11/30/20	50,000,000	49,714,375
1.875%, 12/28/20	39,703,000	39,915,884
1.375%, 2/26/21	50,000,000	49,448,450
1.250%, 5/6/21	30,000,000	29,493,594
1.250%, 8/17/21	60,000,000	58,758,504
1.375%, 10/7/21	50,000,000	49,101,460
2.000%, 1/5/22	45,000,000	45,141,273
1.875%, 4/5/22	50,000,000	49,859,095
2.625%, 9/6/24	60,000,000	61,564,782
2.125%, 4/24/26	64,485,000	62,933,742
1.875%, 9/24/26	70,000,000	66,624,418
Tennessee Valley Authority
3.875%, 2/15/21	3,345,000	3,574,635
1.875%, 8/15/22	12,000,000	11,920,285
2.875%, 9/15/24	20,000,000	20,726,374
6.750%, 11/1/25	15,779,000	20,586,331
2.875%, 2/1/27	15,000,000	15,380,630

Total U.S. Government Agency Securities		3,901,202,147

U.S. Treasury Obligations (39.0%)
U.S. Treasury Bonds
8.875%, 2/15/19	4,000,000	4,406,953
8.500%, 2/15/20	1,850,000	2,151,854
8.750%, 5/15/20	2,800,000	3,318,656
8.750%, 8/15/20	6,500,000	7,798,731
7.875%, 2/15/21	2,800,000	3,364,594
8.125%, 5/15/21	3,250,000	3,978,584
8.000%, 11/15/21	2,800,000	3,487,531
7.125%, 2/15/23	2,000,000	2,523,203
6.250%, 8/15/23	1,000,000	1,233,047

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
0.875%, 10/15/18	$20,000,000	$19,896,876
1.750%, 10/31/18	18,650,000	18,721,760
3.750%, 11/15/18	20,000,000	20,516,406
1.250%, 11/30/18	20,000,000	19,967,188
1.375%, 11/30/18	14,000,000	13,995,625
1.250%, 12/31/18	7,500,000	7,486,963
1.375%, 12/31/18	18,650,000	18,641,986
1.500%, 12/31/18	35,000,000	35,037,597
1.125%, 1/15/19	14,000,000	13,949,141
1.250%, 1/31/19	18,650,000	18,609,203
1.500%, 1/31/19	25,000,000	25,026,368
1.375%, 2/28/19	14,000,000	13,991,250
1.500%, 2/28/19	20,000,000	20,019,140
1.500%, 3/31/19	25,000,000	25,028,320
1.625%, 3/31/19	20,000,000	20,058,984
1.250%, 4/30/19	14,000,000	13,960,898
1.625%, 4/30/19	20,000,000	20,059,374
3.125%, 5/15/19	5,000,000	5,134,668
1.500%, 5/31/19	30,000,000	30,029,298
1.625%, 6/30/19	30,000,000	30,086,133
0.875%, 7/31/19	18,300,000	18,109,493
1.375%, 7/31/19	10,000,000	9,984,766
1.625%, 7/31/19	5,000,000	5,014,356
1.625%, 8/31/19	25,000,000	25,071,290
1.000%, 9/30/19	5,000,000	4,953,125
1.750%, 9/30/19	10,000,000	10,050,391
1.500%, 10/31/19	30,000,000	30,001,173
3.375%, 11/15/19	1,500,000	1,558,770
1.500%, 11/30/19	30,000,000	29,992,968
1.625%, 12/31/19	30,000,000	30,067,968
1.250%, 1/31/20	40,000,000	39,737,500
1.375%, 1/31/20	2,000,000	1,992,656
1.375%, 2/29/20	35,000,000	34,853,711
1.125%, 3/31/20	20,000,000	19,787,500
1.375%, 3/31/20	40,000,000	39,812,500
1.500%, 4/15/20	15,000,000	14,974,805
1.375%, 4/30/20	30,000,000	29,850,000
3.500%, 5/15/20	25,900,000	27,185,894
1.375%, 5/31/20	45,000,000	44,759,178
1.500%, 5/31/20	40,000,000	39,910,936
1.625%, 6/30/20	25,000,000	25,019,530
1.625%, 7/31/20	50,000,000	50,031,250
2.625%, 8/15/20	10,000,000	10,283,594
1.375%, 8/31/20	50,000,000	49,656,250
2.125%, 8/31/20	10,000,000	10,142,969
1.375%, 9/30/20	25,000,000	24,812,500
1.375%, 10/31/20	25,000,000	24,792,970
1.750%, 10/31/20	30,000,000	30,091,407
2.625%, 11/15/20	6,250,000	6,433,349
1.625%, 11/30/20	40,000,000	39,942,188
2.000%, 11/30/20	25,000,000	25,250,977
1.750%, 12/31/20	50,000,000	50,093,750
2.375%, 12/31/20	10,000,000	10,218,750
1.375%, 1/31/21	50,000,000	49,474,610
2.125%, 1/31/21	30,000,000	30,418,359
3.625%, 2/15/21	35,000,000	37,218,944
1.125%, 2/28/21	25,000,000	24,513,673
2.000%, 2/28/21	25,000,000	25,242,187
1.250%, 3/31/21	25,000,000	24,594,728
2.250%, 3/31/21	5,000,000	5,089,062
1.375%, 4/30/21	60,000,000	59,235,936
2.250%, 4/30/21	30,000,000	30,532,032
3.125%, 5/15/21	10,000,000	10,485,547
1.375%, 5/31/21	30,000,000	29,589,843
1.125%, 6/30/21	50,000,000	48,843,750
1.125%, 7/31/21	15,000,000	14,634,375
2.250%, 7/31/21	25,000,000	25,429,688
1.125%, 8/31/21	50,000,000	48,732,420
2.000%, 8/31/21	20,000,000	20,156,250
1.125%, 9/30/21	50,000,000	48,683,595
2.125%, 9/30/21	25,000,000	25,302,735
1.250%, 10/31/21	75,000,000	73,324,222
1.750%, 11/30/21	40,000,000	39,864,064
1.875%, 11/30/21	42,500,000	42,589,649
2.000%, 12/31/21	45,000,000	45,277,735
2.125%, 12/31/21	40,000,000	40,450,000
1.500%, 1/31/22	74,000,000	72,890,000
1.875%, 1/31/22	25,000,000	25,012,695
1.750%, 2/28/22	20,000,000	19,901,562
1.875%, 2/28/22	30,000,000	30,009,375
1.750%, 3/31/22	20,000,000	19,885,938
1.875%, 3/31/22	20,000,000	19,992,188
1.750%, 4/30/22	74,000,000	73,540,393
1.875%, 4/30/22	25,000,000	24,976,563
1.750%, 5/31/22	25,000,000	24,834,960
1.875%, 5/31/22	25,000,000	24,979,493
1.875%, 7/31/22	25,000,000	24,945,312
1.625%, 8/15/22	30,000,000	29,613,282
1.625%, 8/31/22	29,000,000	28,596,778
1.750%, 9/30/22	32,500,000	32,196,583
1.875%, 10/31/22	25,000,000	24,913,085
1.625%, 11/15/22	19,500,000	19,195,312
2.000%, 11/30/22	10,000,000	10,018,359
2.125%, 12/31/22	35,000,000	35,254,296
1.750%, 1/31/23	20,000,000	19,757,032
2.000%, 2/15/23	40,000,000	40,015,624
1.750%, 5/15/23	25,000,000	24,632,812
2.500%, 8/15/23	30,000,000	30,768,750
1.375%, 8/31/23	10,000,000	9,622,266
1.375%, 9/30/23	20,000,000	19,227,344
1.625%, 10/31/23	50,000,000	48,748,045
2.750%, 11/15/23	12,500,000	12,992,188
2.125%, 2/29/24	25,000,000	25,017,578
2.125%, 3/31/24	10,000,000	10,001,563
2.000%, 4/30/24	18,000,000	17,858,671
2.500%, 5/15/24	2,500,000	2,557,129
2.125%, 7/31/24	40,000,000	39,939,064
2.375%, 8/15/24	20,000,000	20,279,688
2.250%, 11/15/24	15,000,000	15,073,828
2.000%, 2/15/25	20,000,000	19,727,344
2.125%, 5/15/25	20,000,000	19,870,312
2.000%, 8/15/25	30,000,000	29,484,375
1.625%, 2/15/26	30,000,000	28,519,923
1.625%, 5/15/26	35,000,000	33,198,046
1.500%, 8/15/26	30,000,000	28,092,189
2.000%, 11/15/26	50,000,000	48,724,610
2.250%, 2/15/27	21,000,000	20,874,491
2.250%, 8/15/27	7,500,000	7,449,609

Total U.S. Treasury Obligations		3,149,790,854

Total Long-Term Debt Securities (89.5%) (Cost $7,246,992,184)		7,231,362,476

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS:
iShares 1-3 Year Treasury Bond Fund(x)	4,288,450	362,159,603
iShares 3-7 Year Treasury Bond Fund(x)	1,306,067	161,312,335
iShares 7-10 Year Treasury Bond Fund(x)	2,813,450	299,688,694

Total Exchange Traded Funds (10.2%) (Cost $798,559,134)		823,160,632

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $2,200,293, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $2,245,198.(xx)	$2,200,000	$2,200,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,800,158, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $1,836,001.(xx)	1,800,000	1,800,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $600,063, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $612,006.(xx)	600,000	600,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $900,094, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $918,004.(xx)	900,000	900,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,700,170, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $1,734,009.(xx)	1,700,000	1,700,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $2,200,220, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $2,244,008.(xx)	2,200,000	2,200,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $835,009, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $851,634.(xx)	834,935	834,935
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $1,100,095, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,122,855.(xx)	1,100,000	1,100,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $1,000,098, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $1,020,100.(xx)	1,000,000	1,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,305,114, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $1,331,139.(xx)	1,305,000	1,305,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $3,000,613, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $3,060,007.(xx)	3,000,000	3,000,000

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $2,040,002.(xx)	$2,000,000	$2,000,000

Total Repurchase Agreements		18,639,935

Total Short-Term Investments (0.2%) (Cost $18,639,935)		18,639,935

Total Investments (99.9%) (Cost $8,064,191,253)		8,073,163,043
Other Assets Less Liabilities (0.1%)		11,244,795

Net Assets (100%)		$8,084,407,838

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $18,241,483. This was secured by cash collateral of $18,639,935 which was subsequently invested in joint repurchase agreements with a total value of $18,639,935, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

LIBOR — London Interbank Offered Rate

NCUA — National Credit Union Administration

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Energy	$—	$8,010,236	$—	$8,010,236
Financials	—	32,614,147	—	32,614,147
Exchange Traded Funds	823,160,632	—	—	823,160,632
Foreign Government Securities	—	139,745,092	—	139,745,092
Short-Term Investments
Repurchase Agreements	—	18,639,935	—	18,639,935
U.S. Government Agency Securities	—	3,901,202,147	—	3,901,202,147
U.S. Treasury Obligations	—	3,149,790,854	—	3,149,790,854

Total Assets	$823,160,632	$7,250,002,411	$—	$8,073,163,043

Total Liabilities	$—	$—	$—	$—

Total	$823,160,632	$7,250,002,411	$—	$8,073,163,043

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,818,586
Aggregate gross unrealized depreciation	(36,243,659)

Net unrealized appreciation	$7,574,927

Federal income tax cost of investment securities and derivative instruments, if applicable	$8,065,588,116

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.5%)
Abacus Property Group (REIT)(x)	48,014	$142,363
Aconex Ltd.(x)*	26,219	82,059
Adelaide Brighton Ltd.(x)	58,659	268,251
AGL Energy Ltd.	98,014	1,796,736
ALS Ltd.	75,483	463,013
Altium Ltd.	16,584	140,622
Alumina Ltd.	345,964	597,023
Amcor Ltd.	172,521	2,058,300
AMP Ltd.	436,055	1,652,061
Ansell Ltd.	22,106	386,334
APA Group	165,996	1,087,231
APN Outdoor Group Ltd.(x)	24,213	89,455
ARB Corp. Ltd.(x)	10,282	139,528
Ardent Leisure Group(x)	62,191	88,784
Aristocrat Leisure Ltd.	94,908	1,563,362
Asaleo Care Ltd.	56,120	68,012
ASX Ltd.	28,836	1,185,912
Aurizon Holdings Ltd.	305,669	1,174,857
AusNet Services	258,890	343,194
Australia & New Zealand Banking Group Ltd.	437,363	10,154,798
Australian Agricultural Co. Ltd.*	53,815	65,007
Australian Pharmaceutical Industries Ltd.	58,144	67,956
Automotive Holdings Group Ltd.(x)	38,228	99,554
Aveo Group	62,326	116,844
Bank of Queensland Ltd.	57,984	590,365
Bapcor Ltd.	40,211	165,277
Beach Energy Ltd.(r)(x)†	206,841	131,711
Bega Cheese Ltd.(x)	27,567	147,689
Bendigo & Adelaide Bank Ltd.	70,749	644,303
BHP Billiton Ltd.	478,052	9,667,087
BHP Billiton plc	369,711	6,512,200
Blackmores Ltd.(x)	1,907	176,510
BlueScope Steel Ltd.	83,585	719,238
Boral Ltd.	174,555	926,955
Brambles Ltd.	236,583	1,670,181
Breville Group Ltd.	13,756	122,145
Brickworks Ltd.	11,383	120,628
BT Investment Management Ltd.	36,947	320,243
BWP Trust (REIT)(x)	70,487	163,105
Caltex Australia Ltd.	38,843	978,037
carsales.com Ltd.	35,877	361,061
Challenger Ltd.	85,630	836,244
Charter Hall Group (REIT)	69,438	292,489
Charter Hall Long Wale REIT (REIT)	22,783	75,416
Charter Hall Retail REIT (REIT)	48,890	151,480
CIMIC Group Ltd.	14,631	507,379
Cleanaway Waste Management Ltd.	233,936	252,312
Coca-Cola Amatil Ltd.	76,500	463,851
Cochlear Ltd.	8,534	1,065,763
Commonwealth Bank of Australia	257,999	15,228,674
Computershare Ltd.	74,515	845,765
Corporate Travel Management Ltd.	12,272	210,428
Costa Group Holdings Ltd.	42,751	187,119
Credit Corp. Group Ltd.	7,001	105,548
Cromwell Property Group (REIT)(x)	188,689	141,347
Crown Resorts Ltd.	53,359	473,378
CSL Ltd.	67,404	7,082,692
CSR Ltd.	77,463	287,404
Dexus (REIT)	150,332	1,120,244
Domino’s Pizza Enterprises Ltd.(x)	9,647	346,725
Downer EDI Ltd.	91,008	483,288
DuluxGroup Ltd.	56,653	311,070
Eclipx Group Ltd.	46,991	149,282
Estia Health Ltd.	35,501	88,275
Evolution Mining Ltd.	172,515	299,059
Fairfax Media Ltd.	340,710	252,554
FlexiGroup Ltd.(x)	37,206	45,382
Flight Centre Travel Group Ltd.(x)	8,583	303,030
Fortescue Metals Group Ltd.(x)	253,440	1,021,823
G8 Education Ltd.	59,817	190,966
Galaxy Resources Ltd.(x)*	56,848	115,938
Gateway Lifestyle(x)	44,599	68,568
Genworth Mortgage Insurance Australia Ltd.	36,421	79,706
Goodman Group (REIT)	237,224	1,533,287
GPT Group (The) (REIT)	267,363	1,040,209
GrainCorp Ltd., Class A	34,016	217,726
Greencross Ltd.(x)	16,916	70,193
Growthpoint Properties Australia Ltd. (REIT)	36,252	90,142
GUD Holdings Ltd.	13,155	112,475
GWA Group Ltd.	39,611	81,095
Harvey Norman Holdings Ltd.(x)	89,122	271,240
Healthscope Ltd.(x)	257,909	337,847
HT&E Ltd.(x)	37,600	60,756
Iluka Resources Ltd.	62,517	465,864
Incitec Pivot Ltd.	249,121	703,478
Independence Group NL(x)	68,884	186,953
Infigen Energy*	141,441	84,319
Insurance Australia Group Ltd.	352,675	1,762,186
Investa Office Fund (REIT)	74,091	261,526
InvoCare Ltd.(x)	16,155	198,950
IOOF Holdings Ltd.	39,344	344,105
IPH Ltd.(x)	20,060	71,437
IRESS Ltd.	20,482	182,993
Japara Healthcare Ltd.(x)	35,593	49,975
JB Hi-Fi Ltd.(x)	16,758	301,283
LendLease Group	86,916	1,221,730
Link Administration Holdings Ltd.	72,936	430,799
Macquarie Atlas Roads Group(r)(x)	89,398	380,772
Macquarie Group Ltd.	47,143	3,362,128
Magellan Financial Group Ltd.	21,085	406,200
Mantra Group Ltd.(x)	43,143	107,954
Mayne Pharma Group Ltd.(x)*	201,861	104,504
McMillan Shakespeare Ltd.	11,566	133,364
Medibank Pvt Ltd.	410,176	939,487
Metcash Ltd.(x)	143,976	289,113
Mineral Resources Ltd.	23,386	298,273
Mirvac Group (REIT)	551,927	991,413
Monadelphous Group Ltd.	13,721	168,975
Myer Holdings Ltd.(x)	106,247	64,589
MYOB Group Ltd.(m)	47,784	128,937
Nanosonics Ltd.*	37,442	76,654
National Australia Bank Ltd.	399,898	9,880,919
National Storage REIT (REIT)	73,151	85,783
Navitas Ltd.(x)	46,226	164,256
Newcrest Mining Ltd.	113,710	1,874,860
NEXTDC Ltd.*	42,766	146,259
nib holdings Ltd.(x)	65,396	294,443
Nine Entertainment Co. Holdings Ltd.(x)	107,861	116,756
Northern Star Resources Ltd.	89,039	345,020
Nufarm Ltd.	27,091	176,164
Oil Search Ltd.	174,192	956,453
OOH MEDIA Ltd.	22,457	77,507
Orica Ltd.	56,128	870,410
Origin Energy Ltd.*	259,743	1,523,993
Orocobre Ltd.*	29,606	103,807
Orora Ltd.	180,187	438,150
OZ Minerals Ltd.	44,936	261,539

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Pact Group Holdings Ltd.	25,687	$105,580
Perpetual Ltd.	7,135	290,021
Platinum Asset Management Ltd.(x)	31,901	151,640
Premier Investments Ltd.(x)	14,264	145,565
Primary Health Care Ltd.	60,638	146,498
Qantas Airways Ltd.	269,360	1,231,797
QBE Insurance Group Ltd.	203,328	1,596,500
Qube Holdings Ltd.(x)	203,041	393,385
Ramsay Health Care Ltd.	19,301	942,901
REA Group Ltd.	7,296	383,440
Regis Healthcare Ltd.(x)	18,781	51,267
Regis Resources Ltd.	72,715	205,335
Reliance Worldwide Corp. Ltd.(x)	70,385	217,527
Resolute Mining Ltd.	108,276	87,480
Retail Food Group Ltd.(x)	23,047	77,374
Sandfire Resources NL	23,318	105,354
Santos Ltd.*	262,155	826,650
Saracen Mineral Holdings Ltd.(x)*	110,799	114,288
Scentre Group (REIT)	793,127	2,444,966
SEEK Ltd.	51,510	671,118
Seven Group Holdings Ltd.	11,070	104,113
Seven West Media Ltd.	125,738	65,588
Shopping Centres Australasia Property Group (REIT)(x)	106,103	190,590
Sigma Healthcare Ltd.(x)	155,950	100,920
Sirtex Medical Ltd.	8,470	88,762
Sonic Healthcare Ltd.	62,445	1,024,211
South32 Ltd.	777,280	1,993,714
Southern Cross Media Group Ltd.	110,823	102,577
Spark Infrastructure Group	250,557	495,273
SpeedCast International Ltd.	29,639	92,530
St Barbara Ltd.	76,460	157,735
Star Entertainment Grp Ltd. (The)	123,041	505,730
Steadfast Group Ltd.	109,107	238,778
Stockland (REIT)	358,263	1,208,392
Suncorp Group Ltd.	191,657	1,961,881
Super Retail Group Ltd.(x)	20,899	132,293
Sydney Airport	335,684	1,872,138
Syrah Resources Ltd.(x)*	25,741	69,458
Tabcorp Holdings Ltd.	123,279	412,909
Tassal Group Ltd.	25,121	75,864
Tatts Group Ltd.	195,277	609,638
Technology One Ltd.	33,276	131,030
Telstra Corp. Ltd.	1,771,670	4,850,046
TPG Telecom Ltd.(x)	50,493	192,885
Transurban Group	305,716	2,848,867
Treasury Wine Estates Ltd.	109,956	1,180,755
Vicinity Centres (REIT)	486,685	1,015,470
Virgin Australia Airlines(r)*†	190,064	—
Viva Energy REIT (REIT)	62,774	103,896
Vocus Group Ltd.(x)	90,637	169,919
Washington H Soul Pattinson & Co. Ltd.	17,419	217,659
Webjet Ltd.	17,189	145,347
Wesfarmers Ltd.	168,901	5,475,644
Western Areas Ltd.(x)	39,115	79,773
Westfield Corp. (REIT)	284,764	1,751,212
Westpac Banking Corp.	505,553	12,658,060
Whitehaven Coal Ltd.*	101,407	292,721
Woodside Petroleum Ltd.	107,925	2,463,500
Woolworths Ltd.	192,821	3,812,982
WorleyParsons Ltd.(x)*	26,853	284,357

		174,546,343

Belgium (1.2%)
Anheuser-Busch InBev SA/NV	186,842	22,369,933

Chile (0.0%)
Antofagasta plc	61,559	782,821

Finland (0.5%)
Nokia OYJ	1,470,333	8,827,956

France (14.4%)
Air Liquide SA(x)	97,805	13,044,978
Airbus SE	151,797	14,426,267
BNP Paribas SA	419,862	33,868,032
Cie de Saint-Gobain	141,158	8,411,802
Danone SA	157,482	12,353,314
Engie SA	437,747	7,434,653
Essilor International SA	55,029	6,812,812
L’Oreal SA	61,431	13,061,693
LVMH Moet Hennessy Louis Vuitton SE	68,384	18,868,141
Orange SA	504,420	8,262,972
Safran SA	90,353	9,230,773
Sanofi	289,552	28,750,029
Schneider Electric SE*	140,845	12,256,796
Societe Generale SA	294,432	17,237,644
TOTAL SA	630,003	33,838,372
Unibail-Rodamco SE (REIT)	25,160	6,118,306
Vinci SA	140,678	13,367,893
Vivendi SA(x)	258,173	6,535,985

		263,880,462

Germany (13.1%)
adidas AG	46,104	10,429,447
Allianz SE (Registered)	113,250	25,424,841
BASF SE	231,392	24,624,338
Bayer AG (Registered)	208,333	28,390,177
Bayerische Motoren Werke AG	81,290	8,246,259
Daimler AG (Registered)	251,088	20,022,458
Deutsche Bank AG (Registered)	469,134	8,111,888
Deutsche Post AG (Registered)	241,789	10,763,543
Deutsche Telekom AG (Registered)	822,654	15,347,673
E.ON SE	554,522	6,276,010
Fresenius SE & Co. KGaA	103,199	8,324,514
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	39,056	8,350,396
SAP SE	251,404	27,541,386
Siemens AG (Registered)	214,140	30,168,574
TUI AG	77,332	1,311,891
Volkswagen AG (Preference)(q)	46,121	7,522,437

		240,855,832

Ireland (1.0%)
CRH plc	359,378	13,689,440
James Hardie Industries plc (CHDI)	66,013	917,552
Paddy Power Betfair plc	14,690	1,458,629
Smurfit Kappa Group plc	42,156	1,316,194

		17,381,815

Italy (1.9%)
Enel SpA	1,956,827	11,783,583
Eni SpA	638,146	10,559,147
Intesa Sanpaolo SpA	3,627,965	12,829,372

		35,172,102

Japan (24.6%)
77 Bank Ltd. (The)(x)	6,800	168,059
ABC-Mart, Inc.	3,700	195,317
Acom Co. Ltd.(x)*	43,220	167,464
Adastria Co. Ltd.	3,880	87,582
ADEKA Corp.	11,400	207,890
Advantest Corp.(x)	14,500	271,251
Aeon Co. Ltd.	86,863	1,283,357
Aeon Delight Co. Ltd.	2,800	105,132
AEON Financial Service Co. Ltd.(x)	15,900	332,201
Aeon Mall Co. Ltd.	15,320	272,703
Ai Holdings Corp.	4,238	105,832
Aica Kogyo Co. Ltd.(x)	9,600	322,488

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Aichi Bank Ltd. (The)	1,720	$104,858
Aichi Steel Corp.	2,010	78,953
Aiful Corp.(x)*	43,800	145,968
Ain Holdings, Inc.	2,920	201,370
Air Water, Inc.	21,000	387,434
Aisan Industry Co. Ltd.	7,700	74,040
Aisin Seiki Co. Ltd.	18,800	990,749
Ajinomoto Co., Inc.	51,000	995,299
Alfresa Holdings Corp.	25,600	468,433
Alpen Co. Ltd.	4,000	77,920
Alpine Electronics, Inc.	7,278	132,398
Alps Electric Co. Ltd.(x)	19,900	525,066
Amada Holdings Co. Ltd.	36,000	395,112
Amano Corp.	9,930	235,002
ANA Holdings, Inc.	38,430	1,454,563
Anritsu Corp.	16,419	136,138
AOKI Holdings, Inc.	6,358	83,398
Aoyama Trading Co. Ltd.	5,200	186,003
Aozora Bank Ltd.	13,400	509,682
Aplus Financial Co. Ltd.*	68,412	66,269
Arcs Co. Ltd.	3,958	89,273
Ariake Japan Co. Ltd.(x)	1,887	135,498
Asahi Glass Co. Ltd.	21,000	779,160
Asahi Group Holdings Ltd.	44,410	1,798,107
Asahi Kasei Corp.	133,760	1,646,368
Asatsu-DK, Inc.	3,600	101,737
Asics Corp.	22,000	327,678
ASKUL Corp.	2,274	64,062
Astellas Pharma, Inc.	219,800	2,796,211
Autobacs Seven Co. Ltd.(x)	12,300	199,380
Avex Group Holdings, Inc.	5,735	77,826
Awa Bank Ltd. (The)	17,000	112,100
Azbil Corp.	6,270	268,854
Bandai Namco Holdings, Inc.	23,500	806,132
Bank of Iwate Ltd. (The)	2,466	99,604
Bank of Kyoto Ltd. (The)(x)	9,400	477,832
Bank of Nagoya Ltd. (The)	2,034	79,896
Bank of Okinawa Ltd. (The)	1,300	52,277
Belluna Co. Ltd.	11,507	121,282
Benesse Holdings, Inc.	8,700	313,904
Bic Camera, Inc.	10,045	111,676
BML, Inc.	4,172	89,242
Bridgestone Corp.	74,670	3,388,269
Brother Industries Ltd.	25,801	600,285
Calbee, Inc.(x)	10,696	375,940
Canon Electronics, Inc.	2,833	57,151
Canon Marketing Japan, Inc.	6,200	148,161
Canon, Inc.	112,701	3,851,014
Capcom Co. Ltd.(x)	6,158	151,371
Casio Computer Co. Ltd.(x)	17,200	242,122
Central Glass Co. Ltd.(x)	4,980	108,518
Central Japan Railway Co.	17,412	3,052,999
Chiba Bank Ltd. (The)(x)	78,338	560,427
Chiyoda Co. Ltd.	3,062	76,655
Chiyoda Corp.(x)	24,000	140,342
Chofu Seisakusho Co. Ltd.	3,200	75,219
Chubu Electric Power Co., Inc.	67,697	840,460
Chudenko Corp.	4,800	139,489
Chugai Pharmaceutical Co. Ltd.	21,700	900,591
Chugai Ro Co. Ltd.	1,930	37,665
Chugoku Bank Ltd. (The)(x)	14,402	197,360
Chugoku Electric Power Co., Inc. (The)(x)	27,820	295,445
Ci:z Holdings Co. Ltd.(x)	3,450	121,566
Citizen Watch Co. Ltd.	35,300	243,124
CKD Corp.	7,859	154,351
Clarion Co. Ltd.	27,306	107,744
Cleanup Corp.	10,500	84,261
Coca-Cola Bottlers Japan, Inc.	14,253	462,328
cocokara fine, Inc.	2,255	128,657
COLOPL, Inc.	13,688	157,894
Colowide Co. Ltd.(x)	5,764	106,136
COMSYS Holdings Corp.	10,500	250,918
Concordia Financial Group Ltd.	131,896	651,832
CONEXIO Corp.	5,153	89,345
COOKPAD, Inc.(x)	4,896	33,895
Cosel Co. Ltd.(x)	4,700	60,982
Cosmo Energy Holdings Co. Ltd.	8,000	183,070
Cosmos Pharmaceutical Corp.	1,165	260,074
Create Restaurants Holdings, Inc.	5,567	57,736
Create SD Holdings Co. Ltd.	4,072	107,730
Credit Saison Co. Ltd.	20,400	423,319
CyberAgent, Inc.(x)	12,286	358,126
Dai Nippon Printing Co. Ltd.	33,000	789,771
Daibiru Corp.(x)	6,900	76,220
Daicel Corp.	29,000	349,469
Daido Steel Co. Ltd.(x)	3,900	231,175
Daifuku Co. Ltd.	10,448	514,392
Daihen Corp.	16,042	142,279
Dai-ichi Life Holdings, Inc.	125,736	2,256,041
Daiichi Sankyo Co. Ltd.	63,300	1,427,731
Daiichikosho Co. Ltd.	3,822	182,736
Daikin Industries Ltd.	28,586	2,894,801
Daikyo, Inc.	4,642	91,169
Daikyonishikawa Corp.	8,077	130,065
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,838	174,992
Daio Paper Corp.(x)	10,000	118,018
Daiseki Co. Ltd.	4,700	118,372
Daishi Bank Ltd. (The)	2,600	122,462
Daito Trust Construction Co. Ltd.	8,800	1,603,199
Daiwa House Industry Co. Ltd.	69,924	2,414,172
Daiwa Securities Group, Inc.(x)	194,518	1,101,678
DCM Holdings Co. Ltd.(x)	11,800	106,543
DeNA Co. Ltd.	9,759	218,726
Denka Co. Ltd.	9,600	316,090
Denki Kogyo Co. Ltd.	2,900	73,502
Denso Corp.	52,087	2,635,248
Dentsu, Inc.	23,800	1,044,852
Descente Ltd.	7,164	97,727
DIC Corp.	8,900	322,306
Digital Garage, Inc.	5,718	121,500
Dip Corp.	4,020	91,850
Disco Corp.	2,500	508,554
DMG Mori Co. Ltd.	17,900	321,333
Don Quijote Holdings Co. Ltd.	13,000	485,803
Doutor Nichires Holdings Co. Ltd.	5,300	113,748
Dowa Holdings Co. Ltd.	5,600	205,288
DTS Corp.	3,646	99,959
Duskin Co. Ltd.	5,723	161,226
Eagle Industry Co. Ltd.	5,758	105,668
Earth Chemical Co. Ltd.	1,929	87,086
East Japan Railway Co.(x)	40,373	3,726,048
Ebara Corp.	11,800	391,673
EDION Corp.(x)	10,327	96,823
Eisai Co. Ltd.	27,600	1,416,730
Eizo Corp.	3,000	118,640
Elecom Co. Ltd.	4,239	85,289
Electric Power Development Co. Ltd.	17,100	429,457
euglena Co. Ltd.(x)*	9,207	96,877
Exedy Corp.	3,400	103,488
Ezaki Glico Co. Ltd.(x)	6,500	343,124
F@N Communications, Inc.	9,152	102,480
FamilyMart UNY Holdings Co. Ltd.	10,101	532,317

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
FANUC Corp.	21,417	$4,337,644
Fast Retailing Co. Ltd.	3,600	1,061,844
FCC Co. Ltd.	4,261	94,895
Financial Products Group Co. Ltd.	9,760	108,334
FP Corp.	1,900	97,090
Fuji Co. Ltd.	3,400	87,504
Fuji Electric Co. Ltd.	67,000	371,544
Fuji Kyuko Co. Ltd.(x)	4,338	96,637
Fuji Machine Manufacturing Co. Ltd.	8,042	149,798
Fuji Media Holdings, Inc.	27,600	392,691
Fuji Oil Holdings, Inc.	7,100	185,442
Fuji Seal International, Inc.	4,611	139,324
Fuji Soft, Inc.	4,161	121,474
FUJIFILM Holdings Corp.	42,668	1,655,909
Fujikura Ltd.	31,520	253,224
Fujitec Co. Ltd.	8,689	121,619
Fujitsu General Ltd.	7,720	156,149
Fujitsu Ltd.	197,000	1,463,429
Fukuoka Financial Group, Inc.	82,000	378,938
Fukushima Industries Corp.	2,775	102,467
Fukuyama Transporting Co. Ltd.	3,412	108,098
Furukawa Electric Co. Ltd.	7,000	384,448
Fuso Chemical Co. Ltd.	1,229	39,265
Futaba Corp.	6,261	118,181
Futaba Industrial Co. Ltd.	9,500	106,883
Fuyo General Lease Co. Ltd.	2,579	168,228
Gakken Holdings Co. Ltd.	3,694	105,707
Glory Ltd.	8,900	315,188
GMO internet, Inc.	8,424	102,638
GMO Payment Gateway, Inc.(x)	2,053	128,444
Goldcrest Co. Ltd.	5,123	121,468
Gree, Inc.	16,216	110,821
GS Yuasa Corp.(x)	61,000	320,382
GungHo Online Entertainment, Inc.(x)	39,210	105,931
Gunma Bank Ltd. (The)	54,000	334,006
Gunze Ltd.	2,400	109,629
Gurunavi, Inc.	3,627	52,540
H2O Retailing Corp.	9,500	169,358
Hachijuni Bank Ltd. (The)	43,000	268,643
Hakuhodo DY Holdings, Inc.	35,770	469,834
Hamamatsu Photonics KK	17,760	536,627
Hankyu Hanshin Holdings, Inc.	26,044	988,295
Hanwa Co. Ltd.	4,267	152,995
Haseko Corp.	32,800	437,236
Hazama Ando Corp.	16,538	115,667
Heiwa Corp.(x)	6,300	124,908
Heiwado Co. Ltd.	4,499	98,476
Hikari Tsushin, Inc.	2,400	300,733
Hino Motors Ltd.	32,439	396,677
Hirose Electric Co. Ltd.	3,720	523,660
Hiroshima Bank Ltd. (The)	36,500	295,503
HIS Co. Ltd.	3,757	118,528
Hisaka Works Ltd.	5,400	45,878
Hisamitsu Pharmaceutical Co., Inc.	7,000	335,925
Hitachi Capital Corp.	4,800	114,065
Hitachi Chemical Co. Ltd.	10,500	287,869
Hitachi Construction Machinery Co. Ltd.	9,800	290,451
Hitachi High-Technologies Corp.	7,100	257,436
Hitachi Kokusai Electric, Inc.	3,483	95,336
Hitachi Ltd.	502,815	3,543,053
Hitachi Metals Ltd.	26,990	375,617
Hitachi Transport System Ltd.	4,900	113,393
Hitachi Zosen Corp.	19,500	103,457
Hokkaido Electric Power Co., Inc.*	25,319	180,681
Hokuetsu Kishu Paper Co. Ltd.(x)	13,526	84,504
Hokuhoku Financial Group, Inc.	17,700	284,710
Hokuriku Electric Power Co.(x)	21,919	183,884
Hokuto Corp.	3,600	62,674
Honda Motor Co. Ltd.	190,115	5,629,533
Horiba Ltd.	5,500	310,864
Hoshizaki Corp.	6,100	536,139
Hosokawa Micron Corp.	2,691	155,206
House Foods Group, Inc.	8,400	249,704
Hoya Corp.	42,600	2,299,889
Hulic Co. Ltd.	44,679	437,955
Hyakugo Bank Ltd. (The)	27,000	120,693
Hyakujushi Bank Ltd. (The)	29,000	100,511
Ibiden Co. Ltd.(x)	13,900	221,486
IBJ Leasing Co. Ltd.(x)	4,403	119,148
Ichibanya Co. Ltd.	2,631	109,425
Ichigo, Inc.	30	103
Icom, Inc.	2,600	62,941
Idec Corp.	7,600	156,019
Idemitsu Kosan Co. Ltd.	13,510	381,198
IDOM, Inc.	8,751	54,050
IHI Corp.	18,300	635,885
Iida Group Holdings Co. Ltd.	20,786	370,555
Inaba Denki Sangyo Co. Ltd.	3,031	125,792
Inabata & Co. Ltd.	8,308	110,749
Inageya Co. Ltd.	6,500	107,212
Infomart Corp.	16,904	121,381
Information Services International-Dentsu Ltd.	4,770	108,266
Inpex Corp.	120,599	1,281,281
Internet Initiative Japan, Inc.	3,198	59,711
Investors Cloud Co. Ltd.	1,439	85,554
Iseki & Co. Ltd.	4,100	91,601
Isetan Mitsukoshi Holdings Ltd.(x)	45,600	476,161
Isuzu Motors Ltd.	65,500	867,900
Ito En Ltd.	9,000	303,533
ITOCHU Corp.	152,709	2,501,157
Itochu Enex Co. Ltd.	12,400	133,119
Itochu Techno-Solutions Corp.	5,600	209,020
Itoham Yonekyu Holdings, Inc.	15,000	135,170
Iwatani Corp.	5,398	164,290
Iyo Bank Ltd. (The)(x)	24,000	194,303
Izumi Co. Ltd.	5,300	271,771
J Front Retailing Co. Ltd.	29,000	400,755
Jafco Co. Ltd.	3,600	183,959
Japan Airlines Co. Ltd.	37,014	1,252,604
Japan Airport Terminal Co. Ltd.(x)	7,200	256,583
Japan Aviation Electronics Industry Ltd.	6,944	108,549
Japan Cash Machine Co. Ltd.	6,102	61,332
Japan Display, Inc.(x)*	45,302	87,766
Japan Exchange Group, Inc.	63,035	1,115,332
Japan Lifeline Co. Ltd.(x)	3,624	179,066
Japan Petroleum Exploration Co. Ltd.(x)	5,700	123,143
Japan Post Bank Co. Ltd.	55,127	680,973
Japan Post Holdings Co. Ltd.(x)	55,993	661,317
Japan Post Insurance Co. Ltd.(x)	6,712	143,814
Japan Pulp & Paper Co. Ltd.(x)	2,010	81,722
Japan Steel Works Ltd. (The)(x)	10,400	239,378
Japan Tobacco, Inc.	131,191	4,299,777
JFE Holdings, Inc.	64,200	1,253,761
JGC Corp.	24,000	388,394
JINS, Inc.	1,913	119,515
Joshin Denki Co. Ltd.	3,700	125,608
Joyful Honda Co. Ltd.	3,655	96,958
JSP Corp.	4,276	131,102
JSR Corp.	23,500	446,505
JTEKT Corp.	25,700	355,837
Juroku Bank Ltd. (The)(x)	3,200	105,221

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
JVC Kenwood Corp.	19,300	$55,743
JXTG Holdings, Inc.	340,550	1,752,005
K&O Energy Group, Inc.	3,480	56,688
kabu.com Securities Co. Ltd.	29,820	90,633
Kadokawa Dwango Corp.	6,440	78,179
Kaga Electronics Co. Ltd.	5,500	162,764
Kagome Co. Ltd.	8,701	272,957
Kajima Corp.	100,000	993,557
Kakaku.com, Inc.(x)	17,876	227,809
Kaken Pharmaceutical Co. Ltd.	4,500	228,749
Kameda Seika Co. Ltd.	1,826	80,651
Kamigumi Co. Ltd.	13,000	300,955
Kanagawa Chuo Kotsu Co. Ltd.	2,940	95,235
Kanamoto Co. Ltd.	3,632	114,584
Kandenko Co. Ltd.	6,000	62,973
Kaneka Corp.	31,000	240,782
Kanematsu Corp.	10,196	130,027
Kanematsu Electronics Ltd.	3,625	107,115
Kansai Electric Power Co., Inc. (The)	87,066	1,113,810
Kansai Paint Co. Ltd.(x)	27,000	679,529
Kansai Urban Banking Corp.	8,100	100,706
Kao Corp.	51,442	3,026,403
Kappa Create Co. Ltd.*	5,800	64,894
Katakura Industries Co. Ltd.	7,200	86,765
Kato Sangyo Co. Ltd.(x)	4,633	139,371
Kawasaki Heavy Industries Ltd.	17,700	586,723
Kawasaki Kisen Kaisha Ltd.(x)*	10,000	263,053
KDDI Corp.	203,104	5,355,339
Keihan Holdings Co. Ltd.	10,400	304,537
Keihin Corp.	5,700	97,562
Keikyu Corp.(x)	29,500	597,996
Keio Corp.	12,200	503,070
Keisei Electric Railway Co. Ltd.	16,500	456,765
Keiyo Bank Ltd. (The)	24,000	111,335
Kenedix, Inc.	26,600	147,745
Kewpie Corp.	13,000	313,548
Key Coffee, Inc.	4,000	76,996
Keyence Corp.	9,572	5,082,666
KH Neochem Co. Ltd.	3,269	80,153
Kikkoman Corp.(x)	16,371	503,387
Kinden Corp.	15,000	241,546
Kinki Sharyo Co. Ltd. (The)*	1,340	31,212
Kintetsu Department Store Co. Ltd.*	2,816	87,339
Kintetsu Group Holdings Co. Ltd.	20,700	769,869
Kintetsu World Express, Inc.	5,800	96,181
Kirin Holdings Co. Ltd.	102,000	2,400,320
Kissei Pharmaceutical Co. Ltd.(x)	3,245	87,523
Kitz Corp.(x)	13,022	106,120
Kiyo Bank Ltd. (The)	12,600	211,409
Koa Corp.	5,800	107,624
Kobayashi Pharmaceutical Co. Ltd.	7,000	396,267
Kobe Steel Ltd.(x)	45,200	516,571
Koei Tecmo Holdings Co. Ltd.	5,786	121,505
Koito Manufacturing Co. Ltd.(x)	13,000	815,641
Kokuyo Co. Ltd.	14,200	240,400
Komatsu Ltd.	102,011	2,901,908
Komeri Co. Ltd.	4,300	123,812
Komori Corp.	7,900	99,342
Konami Holdings Corp.	9,200	442,319
Konica Minolta, Inc.(x)	54,000	443,421
Konoike Transport Co. Ltd.	7,461	113,647
Kose Corp.	4,100	469,665
K’s Holdings Corp.(x)	8,900	197,180
Kubota Corp.	112,861	2,051,608
Kumagai Gumi Co. Ltd.	3,271	98,693
Kumiai Chemical Industry Co. Ltd.	9,350	67,222
Kura Corp.	899	40,186
Kurabo Industries Ltd.	39,100	107,371
Kuraray Co. Ltd.	36,000	673,130
Kureha Corp.	2,400	130,531
Kurita Water Industries Ltd.	12,196	352,251
Kuroda Electric Co. Ltd.	4,875	85,001
Kusuri no Aoki Holdings Co. Ltd.	2,026	120,273
KYB Corp.	1,923	116,215
Kyocera Corp.	34,678	2,151,716
Kyoei Steel Ltd.	5,000	77,938
KYORIN Holdings, Inc.	9,000	181,160
Kyoritsu Maintenance Co. Ltd.	2,670	79,726
Kyowa Exeo Corp.	9,800	194,650
Kyowa Hakko Kirin Co. Ltd.	30,000	510,287
Kyudenko Corp.(x)	3,588	139,024
Kyushu Electric Power Co., Inc.(x)	42,390	450,176
Kyushu Financial Group, Inc.	34,349	211,238
Kyushu Railway Co.	20,735	616,384
Lawson, Inc.	7,700	509,798
Leopalace21 Corp.	22,700	158,159
Life Corp.	3,100	79,453
LIFULL Co. Ltd.	13,216	114,866
LINE Corp.(x)*	5,727	206,890
Link And Motivation, Inc.(x)	14,231	85,367
Lintec Corp.	4,900	132,815
Lion Corp.	27,000	492,850
LIXIL Group Corp.	33,200	881,006
M&A Capital Partners Co. Ltd.*	2,134	106,013
M3, Inc.	20,869	594,403
Mabuchi Motor Co. Ltd.	6,900	345,230
Macnica Fuji Electronics Holdings, Inc.	7,250	133,499
Maeda Corp.	15,009	183,403
Maeda Kosen Co. Ltd.	7,188	118,432
Maeda Road Construction Co. Ltd.	10,000	215,152
Makino Milling Machine Co. Ltd.	12,377	109,883
Makita Corp.	27,730	1,117,579
Mandom Corp.	4,216	115,961
Mani, Inc.	4,742	113,614
Marubeni Corp.	197,000	1,345,430
Maruha Nichiro Corp.	5,013	147,461
Marui Group Co. Ltd.(x)	27,500	393,712
Maruichi Steel Tube Ltd.	7,800	227,016
Maruwa Co. Ltd.	2,900	163,653
Maruzen Showa Unyu Co. Ltd.	22,000	103,230
Marvelous, Inc.(x)	7,616	64,637
Matsuda Sangyo Co. Ltd.	4,000	57,587
Matsui Securities Co. Ltd.(x)	8,604	64,841
Matsumotokiyoshi Holdings Co. Ltd.	3,800	254,290
Matsuya Co. Ltd.	7,173	63,746
Max Co. Ltd.	6,000	83,128
Maxell Holdings Ltd.	5,700	127,956
Mazda Motor Corp.	66,800	1,024,039
Mebuki Financial Group, Inc.	87,750	339,225
Medipal Holdings Corp.	23,000	399,396
Megmilk Snow Brand Co. Ltd.	4,964	134,991
Meidensha Corp.(x)	22,000	84,070
MEIJI Holdings Co. Ltd.	14,000	1,109,798
Meitec Corp.	2,601	130,368
Mie Bank Ltd. (The)	2,610	61,072
Minato Bank Ltd. (The)	5,510	99,990
MINEBEA MITSUMI, Inc.	44,061	689,157
Miraca Holdings, Inc.	6,996	325,164
Mirait Holdings Corp.	9,786	117,667
MISUMI Group, Inc.	24,300	639,866
Mitsuba Corp.	3,235	50,167
Mitsubishi Chemical Holdings Corp.	149,500	1,424,252
Mitsubishi Corp.	154,032	3,580,277

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Electric Corp.	223,000	$3,483,972
Mitsubishi Estate Co. Ltd.	152,957	2,659,501
Mitsubishi Gas Chemical Co., Inc.	19,000	445,261
Mitsubishi Heavy Industries Ltd.	34,400	1,360,103
Mitsubishi Logistics Corp.(x)	9,000	223,870
Mitsubishi Materials Corp.	14,300	494,352
Mitsubishi Motors Corp.(x)	75,000	593,201
Mitsubishi Pencil Co. Ltd.	3,972	99,649
Mitsubishi Research Institute, Inc.	3,100	91,326
Mitsubishi Shokuhin Co. Ltd.	3,000	87,581
Mitsubishi Tanabe Pharma Corp.	29,000	664,919
Mitsubishi UFJ Financial Group, Inc.	1,548,912	10,058,120
Mitsubishi UFJ Lease & Finance Co. Ltd.	61,180	324,046
Mitsui & Co. Ltd.	186,020	2,749,178
Mitsui Chemicals, Inc.	19,000	577,472
Mitsui Fudosan Co. Ltd.	110,556	2,397,304
Mitsui Home Co. Ltd.	13,400	87,289
Mitsui Mining & Smelting Co. Ltd.	5,900	305,683
Mitsui OSK Lines Ltd.	10,795	327,130
Mitsui Sugar Co. Ltd.	3,860	129,839
Miura Co. Ltd.(x)	11,508	253,427
Miyoshi Oil & Fat Co. Ltd.	8,754	114,516
Mizuho Financial Group, Inc.	2,831,262	4,959,269
Mizuno Corp.	3,160	89,724
Mochida Pharmaceutical Co. Ltd.	2,000	146,990
Modec, Inc.	2,501	60,388
MonotaRO Co. Ltd.	8,044	215,174
Morinaga & Co. Ltd.(x)	4,247	236,269
Morinaga Milk Industry Co. Ltd.	4,400	168,140
MOS Food Services, Inc.	2,959	92,169
MS&AD Insurance Group Holdings, Inc.	57,803	1,861,100
Murata Manufacturing Co. Ltd.	21,822	3,207,606
Musashi Seimitsu Industry Co. Ltd.	3,100	96,698
Musashino Bank Ltd. (The)	3,300	98,098
Nabtesco Corp.	14,000	520,062
Nachi-Fujikoshi Corp.	21,834	122,825
Nagase & Co. Ltd.	18,000	301,533
Nagoya Railroad Co. Ltd.(x)	16,800	361,754
Nankai Electric Railway Co. Ltd.(x)	9,800	242,463
Nanto Bank Ltd. (The)	2,146	60,265
NEC Corp.	30,200	818,574
NEC Networks & System Integration Corp.(x)	5,358	127,849
NET One Systems Co. Ltd.	5,110	54,040
Nexon Co. Ltd.	24,571	641,106
NGK Insulators Ltd.	29,000	543,275
NGK Spark Plug Co. Ltd.(x)	22,000	468,251
NH Foods Ltd.	19,000	522,595
NHK Spring Co. Ltd.	25,000	269,496
Nichias Corp.(x)	10,974	135,462
Nichicon Corp.	10,287	126,251
Nichi-iko Pharmaceutical Co. Ltd.(x)	6,713	104,342
Nichirei Corp.	13,000	326,372
Nidec Corp.	27,380	3,362,734
Nifco, Inc.(x)	4,400	268,634
Nihon Kohden Corp.	11,800	255,033
Nihon M&A Center, Inc.	7,974	389,753
Nihon Parkerizing Co. Ltd.	12,170	194,677
Nihon Unisys Ltd.	7,700	123,104
Nikkon Holdings Co. Ltd.(x)	9,000	222,511
Nikon Corp.	35,600	617,246
Nintendo Co. Ltd.	13,010	4,805,115
Nippo Corp.	5,398	115,468
Nippon Carbon Co. Ltd.	2,250	87,880
Nippon Chemi-Con Corp.	3,504	124,230
Nippon Densetsu Kogyo Co. Ltd.	4,990	104,966
Nippon Electric Glass Co. Ltd.	10,800	417,987
Nippon Express Co. Ltd.	8,200	534,157
Nippon Flour Mills Co. Ltd.	7,000	106,625
Nippon Gas Co. Ltd.	3,717	115,449
Nippon Kayaku Co. Ltd.(x)	15,000	231,015
Nippon Light Metal Holdings Co. Ltd.(x)	52,529	149,383
Nippon Paint Holdings Co. Ltd.	18,000	611,864
Nippon Paper Industries Co. Ltd.(x)	9,600	178,478
Nippon Sharyo Ltd.*	14,000	37,574
Nippon Sheet Glass Co. Ltd.(x)*	11,700	90,980
Nippon Shinyaku Co. Ltd.	6,000	416,441
Nippon Shokubai Co. Ltd.(x)	4,000	282,604
Nippon Signal Co. Ltd.(x)	8,900	95,703
Nippon Soda Co. Ltd.	20,724	125,974
Nippon Steel & Sumikin Bussan Corp.	2,026	111,630
Nippon Steel & Sumitomo Metal Corp.	98,527	2,262,115
Nippon Suisan Kaisha Ltd.(x)	32,900	183,907
Nippon Telegraph & Telephone Corp.	165,480	7,583,918
Nippon Television Holdings, Inc.	21,070	370,001
Nippon Thompson Co. Ltd.	11,000	60,902
Nippon Yusen KK*	21,600	448,988
Nipro Corp.(x)	13,900	191,469
Nishimatsu Construction Co. Ltd.	5,822	168,160
Nishi-Nippon Financial Holdings, Inc.	14,600	159,721
Nishi-Nippon Railroad Co. Ltd.	5,600	134,718
Nishio Rent All Co. Ltd.	3,304	109,962
Nissan Chemical Industries Ltd.	14,000	492,690
Nissan Motor Co. Ltd.	245,880	2,435,310
Nissan Shatai Co. Ltd.	10,000	110,375
Nissha Printing Co. Ltd.(x)	4,478	121,576
Nisshin Oillio Group Ltd. (The)	2,383	78,152
Nisshin Seifun Group, Inc.(x)	28,825	482,872
Nisshin Steel Co. Ltd.	10,857	138,842
Nisshinbo Holdings, Inc.(x)	17,990	212,799
Nissin Electric Co. Ltd.	7,460	91,887
Nissin Foods Holdings Co. Ltd.(x)	8,900	541,000
Nissin Kogyo Co. Ltd.	4,986	89,196
Nitori Holdings Co. Ltd.	9,250	1,322,662
Nitta Corp.	3,600	130,851
Nitto Boseki Co. Ltd.	4,062	124,553
Nitto Denko Corp.	16,400	1,367,383
Nitto Kogyo Corp.	5,056	89,370
Noevir Holdings Co. Ltd.	1,525	84,026
NOF Corp.(x)	10,510	297,017
Nohmi Bosai Ltd.	6,606	104,205
NOK Corp.	11,800	264,261
Nomura Co. Ltd.	6,470	143,343
Nomura Holdings, Inc.	426,263	2,386,542
Nomura Real Estate Holdings, Inc.	15,900	338,842
Nomura Research Institute Ltd.	17,564	685,234
Noritake Co. Ltd.	1,990	95,145
Noritz Corp.	4,795	86,163
North Pacific Bank Ltd.	31,500	99,658
NS Solutions Corp.	4,600	101,464
NS United Kaiun Kaisha Ltd.	2,870	62,820
NSD Co. Ltd.	6,930	128,531
NSK Ltd.(x)	49,000	660,591
NTN Corp.(x)	53,000	224,199
NTT Data Corp.	64,130	686,181
NTT DOCOMO, Inc.(x)	151,690	3,465,178
NTT Urban Development Corp.	15,400	153,281
Obara Group, Inc.	1,415	80,103
Obayashi Corp.	77,000	923,110
OBIC Business Consultants Co. Ltd.	1,350	67,905

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Obic Co. Ltd.	8,190	$515,309
Odakyu Electric Railway Co. Ltd.	37,000	702,022
Ogaki Kyoritsu Bank Ltd. (The)	2,800	78,383
Ohsho Food Service Corp.	2,130	85,560
Oiles Corp.	4,560	84,493
Oita Bank Ltd. (The)	2,100	87,154
Oji Holdings Corp.	100,000	539,436
Okamoto Industries, Inc.	9,900	103,025
Okamura Corp.	10,799	123,321
Okasan Securities Group, Inc.	19,000	109,078
Oki Electric Industry Co. Ltd.	10,824	144,192
Okinawa Electric Power Co., Inc. (The)(x)	3,718	81,745
OKUMA Corp.	4,480	245,250
Okumura Corp.	5,000	191,069
Olympus Corp.	33,197	1,124,022
Omron Corp.	23,800	1,211,944
Ono Pharmaceutical Co. Ltd.	51,468	1,166,120
Onward Holdings Co. Ltd.	15,000	113,975
Open House Co. Ltd.	2,323	81,132
Oracle Corp. Japan	3,300	259,249
Orient Corp.(x)	62,637	101,867
Oriental Land Co. Ltd.	23,856	1,817,741
ORIX Corp.	145,386	2,344,394
Osaka Gas Co. Ltd.	41,800	777,122
Osaka Steel Co. Ltd.	5,300	120,201
OSG Corp.	9,700	220,680
Otsuka Corp.	5,800	371,633
Otsuka Holdings Co. Ltd.	43,479	1,727,568
Pacific Metals Co. Ltd.(x)*	3,017	76,762
PALTAC Corp.	3,800	148,083
Panasonic Corp.	244,856	3,547,991
Paramount Bed Holdings Co. Ltd.(x)	2,517	108,151
Parco Co. Ltd.	8,506	104,241
Paris Miki Holdings, Inc.	29,907	127,841
Park24 Co. Ltd.	10,900	265,417
Penta-Ocean Construction Co. Ltd.	29,322	185,013
PeptiDream, Inc.*	7,600	234,366
Persol Holdings Co. Ltd.	18,066	421,125
Pigeon Corp.	12,261	418,961
Pilot Corp.	4,200	200,809
Piolax, Inc.	4,539	128,476
Plenus Co. Ltd.	4,700	103,878
Pola Orbis Holdings, Inc.	10,992	332,617
Prima Meat Packers Ltd.	19,201	129,855
Rakuten, Inc.	102,443	1,117,063
Recruit Holdings Co. Ltd.	140,619	3,045,443
Relo Group, Inc.	8,730	199,388
Renesas Electronics Corp.*	8,900	96,969
Rengo Co. Ltd.	21,000	124,852
Resona Holdings, Inc.	237,800	1,221,492
Resorttrust, Inc.	10,200	182,471
Ricoh Co. Ltd.	71,000	690,282
Ricoh Leasing Co. Ltd.(x)	2,500	93,979
Riken Corp.	1,600	82,328
Riken Vitamin Co. Ltd.	1,549	58,436
Rinnai Corp.	3,700	316,650
Riso Kagaku Corp.	3,360	61,123
Rohm Co. Ltd.	11,200	959,502
Rohto Pharmaceutical Co. Ltd.	15,000	337,925
Round One Corp.	10,757	144,638
Ryobi Ltd.	3,740	100,708
Ryohin Keikaku Co. Ltd.	2,738	806,618
Ryosan Co. Ltd.	3,300	130,944
S Foods, Inc.	2,831	110,070
Saibu Gas Co. Ltd.	241	6,030
Saizeriya Co. Ltd.	4,352	119,702
Sakai Chemical Industry Co. Ltd.	2,820	72,151
Sakata INX Corp.(x)	7,815	144,250
Sakata Seed Corp.	2,341	66,574
San-A Co. Ltd.	1,826	81,300
San-Ai Oil Co. Ltd.	9,477	105,024
Sanden Holdings Corp.*	3,640	72,299
Sangetsu Corp.	11,200	192,398
San-In Godo Bank Ltd. (The)	14,000	121,306
Sankyo Co. Ltd.(x)	7,700	245,661
Sankyu, Inc.(x)	8,000	338,414
Sanoh Industrial Co. Ltd.	7,800	65,297
Sanrio Co. Ltd.(x)	6,400	121,431
Santen Pharmaceutical Co. Ltd.	44,800	705,891
Sanwa Holdings Corp.	21,000	240,933
Sanyo Chemical Industries Ltd.	1,880	109,433
Sanyo Shokai Ltd.	6,972	106,323
Sanyo Special Steel Co. Ltd.	1,941	49,741
Sapporo Holdings Ltd.	10,400	280,507
Sato Holdings Corp.	1,598	37,804
Sawai Pharmaceutical Co. Ltd.(x)	4,400	249,864
SBI Holdings, Inc.	29,097	438,039
SCREEN Holdings Co. Ltd.	5,000	346,590
SCSK Corp.(x)	6,300	267,341
Secom Co. Ltd.	22,954	1,673,128
Sega Sammy Holdings, Inc.	20,371	284,588
Seibu Holdings, Inc.	28,367	484,527
Seikagaku Corp.	3,988	72,087
Seiko Epson Corp.(x)	31,500	762,271
Seiko Holdings Corp.	4,176	93,995
Seino Holdings Co. Ltd.	16,000	224,519
Sekisui Chemical Co. Ltd.	51,000	1,003,457
Sekisui House Ltd.	72,000	1,213,490
Sekisui Jushi Corp.	5,913	109,563
Senko Group Holdings Co. Ltd.	13,947	99,405
Senshu Ikeda Holdings, Inc.	18,340	70,573
Seven & i Holdings Co. Ltd.	87,267	3,369,697
Seven Bank Ltd.(x)	99,354	358,478
Shibuya Corp.	3,450	112,062
Shiga Bank Ltd. (The)	19,000	105,701
Shikoku Chemicals Corp.	6,427	97,212
Shikoku Electric Power Co., Inc.(x)	20,885	245,553
Shima Seiki Manufacturing Ltd.	2,819	148,309
Shimachu Co. Ltd.	6,100	160,245
Shimadzu Corp.	28,000	551,415
Shimamura Co. Ltd.	2,500	299,933
Shimano, Inc.	8,197	1,091,962
Shimizu Corp.	80,000	886,559
Shimojima Co. Ltd.	5,300	54,401
Shinagawa Refractories Co. Ltd.	2,170	72,231
Shin-Etsu Chemical Co. Ltd.	39,114	3,496,884
Shin-Etsu Polymer Co. Ltd.	11,000	99,809
Shinko Electric Industries Co. Ltd.	8,500	57,258
Shinmaywa Industries Ltd.	10,523	95,481
Shinsei Bank Ltd.	22,800	364,922
Shionogi & Co. Ltd.	29,100	1,590,705
Ship Healthcare Holdings, Inc.	4,518	139,525
Shiseido Co. Ltd.	40,900	1,636,363
Shizuoka Bank Ltd. (The)	55,000	494,646
Shizuoka Gas Co. Ltd.	7,681	60,820
SHO-BOND Holdings Co. Ltd.	2,306	131,362
Shochiku Co. Ltd.	1,900	270,669
Showa Denko KK	17,499	545,070
Showa Shell Sekiyu KK	19,100	219,813
Siix Corp.	2,915	128,231
Sintokogio Ltd.	7,500	81,115
SKY Perfect JSAT Holdings, Inc.	131	586
Skylark Co. Ltd.	12,740	188,284

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SMC Corp.	6,700	$2,363,235
SMK Corp.	16,209	74,905
SMS Co. Ltd.(x)	1,905	60,692
SoftBank Group Corp.	93,858	7,577,037
Sohgo Security Services Co. Ltd.(x)	8,100	371,437
Sojitz Corp.	154,100	425,906
Sompo Holdings, Inc.	42,500	1,653,544
Sony Corp.	149,244	5,551,970
Sony Financial Holdings, Inc.	24,977	409,754
Sotetsu Holdings, Inc.	10,000	241,724
Square Enix Holdings Co. Ltd.	10,400	390,953
St Marc Holdings Co. Ltd.	2,948	86,717
Stanley Electric Co. Ltd.	16,900	578,978
Star Micronics Co. Ltd.	6,600	113,671
Start Today Co. Ltd.	20,007	633,859
Starts Corp., Inc.	4,952	127,315
Subaru Corp.	65,000	2,345,257
Sugi Holdings Co. Ltd.	5,000	265,719
SUMCO Corp.	21,300	335,046
Sumitomo Bakelite Co. Ltd.	19,000	139,978
Sumitomo Chemical Co. Ltd.	158,000	987,105
Sumitomo Corp.	131,600	1,892,865
Sumitomo Dainippon Pharma Co. Ltd.	15,798	205,539
Sumitomo Electric Industries Ltd.	80,986	1,322,837
Sumitomo Forestry Co. Ltd.	17,200	269,025
Sumitomo Heavy Industries Ltd.	13,200	529,056
Sumitomo Metal Mining Co. Ltd.	30,500	979,578
Sumitomo Mitsui Construction Co. Ltd.	15,804	91,289
Sumitomo Mitsui Financial Group, Inc.	166,960	6,409,840
Sumitomo Mitsui Trust Holdings, Inc.	43,607	1,573,766
Sumitomo Osaka Cement Co. Ltd.(x)	44,000	194,730
Sumitomo Realty & Development Co. Ltd.	49,967	1,511,999
Sumitomo Riko Co. Ltd.	5,200	52,312
Sumitomo Rubber Industries Ltd.	23,600	432,466
Sumitomo Seika Chemicals Co. Ltd.	1,759	84,101
Sumitomo Warehouse Co. Ltd. (The)	17,000	112,855
Sundrug Co. Ltd.	9,200	381,000
Suntory Beverage & Food Ltd.	17,124	762,419
Suruga Bank Ltd.	20,000	431,193
Sushiro Global Holdings Ltd.*	3,262	104,651
Suzuken Co. Ltd.	11,220	398,845
Suzuki Motor Corp.(x)	41,224	2,162,222
Sysmex Corp.	16,476	1,051,301
T Hasegawa Co. Ltd.	3,525	67,540
T RAD Co. Ltd.	1,720	66,568
T&D Holdings, Inc.	73,050	1,060,450
Tadano Ltd.(x)	11,167	130,501
Taihei Dengyo Kaisha Ltd.	4,300	113,151
Taiheiyo Cement Corp.	15,800	610,096
Taikisha Ltd.	4,078	112,347
Taisei Corp.	25,400	1,331,793
Taisho Pharmaceutical Holdings Co. Ltd.	5,305	402,619
Taiyo Holdings Co. Ltd.	2,648	123,311
Taiyo Nippon Sanso Corp.(x)	18,000	213,073
Taiyo Yuden Co. Ltd.(x)	10,000	147,967
Takamatsu Construction Group Co. Ltd.	4,672	129,334
Takara Holdings, Inc.	18,000	164,283
Takara Leben Co. Ltd.(x)	11,108	54,294
Takara Standard Co. Ltd.	5,000	86,114
Takasago International Corp.	2,948	101,389
Takasago Thermal Engineering Co. Ltd.	7,611	125,672
Takashimaya Co. Ltd.	33,000	309,105
Takeda Pharmaceutical Co. Ltd.	81,959	4,526,045
Takeuchi Manufacturing Co. Ltd.	4,365	91,276
Taki Chemical Co. Ltd.	2,704	116,907
Takuma Co. Ltd.	10,381	126,205
Tamron Co. Ltd.	2,969	57,335
TDK Corp.	12,300	835,121
TechnoPro Holdings, Inc.	3,425	162,233
Teijin Ltd.	19,600	386,339
Terumo Corp.	31,300	1,230,860
T-Gaia Corp.(x)	5,937	115,390
THK Co. Ltd.	16,300	554,801
TIS, Inc.	9,100	268,491
TKC Corp.	3,466	106,267
Toagosei Co. Ltd.	17,000	227,674
Tobu Railway Co. Ltd.	25,200	692,006
TOC Co. Ltd.	5,823	51,231
Tocalo Co. Ltd.(x)	3,700	142,542
Toda Corp.(x)	32,000	249,402
Toho Bank Ltd. (The)	26,176	98,400
Toho Co. Ltd.	16,200	565,074
Toho Gas Co. Ltd.	10,000	292,824
Toho Holdings Co. Ltd.(x)	9,200	175,865
Tohoku Electric Power Co., Inc.	52,700	670,195
Tokai Carbon Co. Ltd.	15,000	141,035
TOKAI Holdings Corp.	14,430	111,567
Tokai Tokyo Financial Holdings, Inc.(x)	34,000	201,537
Token Corp.	853	101,503
Tokio Marine Holdings, Inc.	83,200	3,254,800
Tokuyama Corp.(x)	7,400	175,127
Tokyo Broadcasting System Holdings, Inc.	17,000	315,299
Tokyo Century Corp.	4,800	215,845
Tokyo Dome Corp.	10,261	94,836
Tokyo Electric Power Co. Holdings, Inc.*	183,137	738,895
Tokyo Electron Ltd.	13,700	2,103,852
Tokyo Gas Co. Ltd.	43,772	1,072,861
Tokyo Ohka Kogyo Co. Ltd.	5,100	181,293
Tokyo Seimitsu Co. Ltd.	5,489	194,389
Tokyo Steel Manufacturing Co. Ltd.(x)	14,700	121,101
Tokyo Tatemono Co. Ltd.	27,500	351,677
Tokyo TY Financial Group, Inc.	3,104	79,362
Tokyotokeiba Co. Ltd.	2,059	61,939
Tokyu Construction Co. Ltd.	9,825	80,591
Tokyu Corp.	56,000	792,784
Tokyu Fudosan Holdings Corp.	57,534	347,172
TOMONY Holdings, Inc.	444	2,008
Tomy Co. Ltd.	9,500	131,282
Topcon Corp.	10,341	182,145
Toppan Forms Co. Ltd.	7,000	74,277
Toppan Printing Co. Ltd.	63,000	624,821
Topre Corp.	4,434	136,143
Toray Industries, Inc.	162,000	1,571,411
Toridoll Holdings Corp.	4,286	128,742
Toshiba Machine Co. Ltd.	24,537	133,888
Toshiba Plant Systems & Services Corp.	6,000	100,884
Toshiba TEC Corp.	17,000	93,668
Tosho Co. Ltd.	4,370	107,498
Tosoh Corp.	31,500	709,922
Totetsu Kogyo Co. Ltd.	3,407	112,179
TOTO Ltd.	16,000	673,984
Toyo Engineering Corp.	2,900	35,390
Toyo Ink SC Holdings Co. Ltd.	12,000	67,505
Toyo Kohan Co. Ltd.	17,415	81,097

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Toyo Seikan Group Holdings Ltd.	18,400	$307,416
Toyo Suisan Kaisha Ltd.	12,000	440,969
Toyo Tire & Rubber Co. Ltd.	11,244	252,709
Toyobo Co. Ltd.	12,100	230,440
Toyoda Gosei Co. Ltd.	9,300	219,762
Toyota Boshoku Corp.	8,600	182,127
Toyota Industries Corp.(x)	19,500	1,121,217
Toyota Motor Corp.	254,325	15,165,703
Toyota Tsusho Corp.	24,800	814,361
TPR Co. Ltd.	3,163	106,113
Transcosmos, Inc.	4,218	97,274
Trend Micro, Inc.	10,700	526,798
Trusco Nakayama Corp.	5,210	126,957
TS Tech Co. Ltd.	5,200	174,681
TSI Holdings Co. Ltd.	12,000	95,339
Tsubaki Nakashima Co. Ltd.(x)	5,755	120,700
Tsubakimoto Chain Co.	12,965	103,582
Tsumura & Co.	9,200	331,126
Tsuruha Holdings, Inc.	4,800	573,739
Tsutsumi Jewelry Co. Ltd.	5,505	95,056
TV Asahi Holdings Corp.	6,480	129,053
Tv Tokyo Holdings Corp.	4,700	97,279
UACJ Corp.(x)	3,497	99,603
Ube Industries Ltd.	14,100	407,243
Ulvac, Inc.	4,000	251,322
Unicharm Corp.	47,200	1,080,535
Unipres Corp.	4,100	114,046
United Arrows Ltd.	2,708	98,429
United Super Markets Holdings, Inc.	9,129	87,376
Unitika Ltd.*	7,780	61,258
Unizo Holdings Co. Ltd.	2,784	64,550
Ushio, Inc.	19,600	261,449
USS Co. Ltd.	31,000	625,372
V Technology Co. Ltd.(x)	668	111,783
Valor Holdings Co. Ltd.	5,831	124,574
Wacoal Holdings Corp.	4,000	114,108
Wacom Co. Ltd.	21,153	98,504
Wakita & Co. Ltd.	9,405	113,587
Welcia Holdings Co. Ltd.	6,180	232,591
West Japan Railway Co.	19,819	1,377,687
Wowow, Inc.	2,656	84,147
Xebio Holdings Co. Ltd.	5,148	100,787
Yahoo Japan Corp.(x)	159,503	756,939
Yakult Honsha Co. Ltd.(x)	12,369	891,469
Yamada Denki Co. Ltd.(x)	66,870	365,475
Yamagata Bank Ltd. (The)	4,200	97,493
Yamaguchi Financial Group, Inc.(x)	23,000	269,193
Yamaha Corp.	15,000	553,210
Yamaha Motor Co. Ltd.	28,700	859,533
Yamanashi Chuo Bank Ltd. (The)	8,464	35,578
Yamato Holdings Co. Ltd.(x)	38,400	775,166
Yamato Kogyo Co. Ltd.	4,300	116,361
Yamazaki Baking Co. Ltd.	19,340	349,246
Yamazen Corp.	11,860	128,270
Yaoko Co. Ltd.	2,366	109,548
Yaskawa Electric Corp.	27,000	855,410
Yodogawa Steel Works Ltd.	4,000	109,487
Yokogawa Electric Corp.	23,500	400,142
Yokohama Rubber Co. Ltd. (The)	14,820	305,553
Yoshinoya Holdings Co. Ltd.(x)	7,900	130,163
Zenkoku Hosho Co. Ltd.	5,062	212,557
Zensho Holdings Co. Ltd.(x)	9,793	176,757
Zeon Corp.	22,000	285,252
ZERIA Pharmaceutical Co. Ltd.(x)	5,906	105,550

		452,191,774

Jersey (0.1%)
Randgold Resources Ltd.	16,583	1,625,482

Mexico (0.0%)
Fresnillo plc	32,797	617,469

Netherlands (5.2%)
ASML Holding NV	97,872	16,662,972
ING Groep NV	978,846	18,047,610
Koninklijke Ahold Delhaize NV	306,559	5,731,936
Koninklijke Philips NV	237,043	9,786,028
Royal Dutch Shell plc, Class A	796,835	24,008,558
Royal Dutch Shell plc, Class B	666,700	20,498,558

		94,735,662

New Zealand (0.1%)
a2 Milk Co. Ltd.*	107,328	493,342
Chorus Ltd.	24,396	68,891
Fisher & Paykel Healthcare Corp. Ltd.	23,007	211,507
Fletcher Building Ltd.(x)	24,112	139,581
SKYCITY Entertainment Group Ltd.	36,221	97,452
Spark New Zealand Ltd.	32,723	85,474
Trade Me Group Ltd.	37,084	122,464

		1,218,711

South Africa (0.1%)
Mediclinic International plc	69,558	605,850
Mondi plc	65,179	1,751,164

		2,357,014

Spain (4.2%)
Banco Bilbao Vizcaya Argentaria SA	1,679,841	15,011,640
Banco Santander SA	4,041,102	28,212,886
Iberdrola SA	1,458,197	11,326,468
Industria de Diseno Textil SA	279,995	10,551,578
Telefonica SA	1,123,473	12,205,439

		77,308,011

Switzerland (0.7%)
Coca-Cola HBC AG*	34,673	1,173,161
Ferguson plc	45,007	2,952,747
Glencore plc*	2,072,556	9,498,110

		13,624,018

United Arab Emirates (0.0%)
NMC Health plc	14,256	525,525

United Kingdom (21.2%)
3i Group plc	169,347	2,071,825
Admiral Group plc	35,805	871,773
Anglo American plc(x)	199,410	3,579,270
Ashtead Group plc	88,369	2,130,276
Associated British Foods plc	61,831	2,645,514
AstraZeneca plc	225,259	14,956,522
Aviva plc	721,648	4,975,258
Babcock International Group plc	89,459	991,966
BAE Systems plc	566,018	4,789,701
Barclays plc	3,019,747	7,823,832
Barratt Developments plc	178,011	1,465,796
Berkeley Group Holdings plc	22,738	1,132,530
BP plc	3,426,877	21,917,688
British American Tobacco plc	406,704	25,461,622
British Land Co. plc (The) (REIT)	182,755	1,474,248
BT Group plc	1,489,434	5,666,194
Bunzl plc	59,665	1,812,491
Burberry Group plc	76,251	1,798,304
Centrica plc	994,443	2,491,875
Compass Group plc	280,927	5,959,080
ConvaTec Group plc(m)	233,550	857,189
Croda International plc	22,556	1,146,436
CYBG plc (CHDI)*	102,380	412,777
DCC plc	15,811	1,534,979
Diageo plc	439,494	14,446,255
Direct Line Insurance Group plc	244,773	1,192,593
easyJet plc	43,975	717,135

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Experian plc	165,108	$3,316,458
G4S plc	275,317	1,026,718
GKN plc	305,164	1,414,862
GlaxoSmithKline plc	859,483	17,143,162
Hammerson plc (REIT)	141,075	1,015,147
Hargreaves Lansdown plc	43,518	863,049
HSBC Holdings plc	3,568,405	35,245,636
Imperial Brands plc	169,781	7,243,808
Informa plc	145,990	1,314,611
InterContinental Hotels Group plc	33,767	1,786,382
International Consolidated Airlines Group SA	295,704	2,351,704
Intertek Group plc	28,698	1,915,844
ITV plc	662,636	1,551,218
J Sainsbury plc	286,471	913,229
Janus Henderson Group plc (CHDI)	10,405	358,624
Johnson Matthey plc	33,780	1,548,070
Kingfisher plc	389,593	1,558,333
Land Securities Group plc (REIT)	128,952	1,680,440
Legal & General Group plc	1,051,952	3,663,591
Lloyds Banking Group plc	12,689,279	11,516,561
London Stock Exchange Group plc	55,614	2,854,222
Marks & Spencer Group plc	289,034	1,368,738
Merlin Entertainments plc(m)	124,823	745,156
Micro Focus International plc	77,003	2,463,003
National Grid plc	611,592	7,577,405
Next plc	24,927	1,756,955
Old Mutual plc	845,052	2,199,062
Pearson plc	145,943	1,196,849
Persimmon plc	54,612	1,889,510
Prudential plc	459,816	11,007,581
Reckitt Benckiser Group plc	110,702	10,106,450
RELX plc	188,845	4,142,466
Rentokil Initial plc	327,025	1,317,270
Rio Tinto Ltd.	63,190	3,297,641
Rio Tinto plc	211,436	9,839,851
Rolls-Royce Holdings plc*	292,066	3,471,438
Royal Bank of Scotland Group plc*	573,166	2,060,658
RSA Insurance Group plc	181,170	1,512,443
Sage Group plc (The)	192,315	1,800,049
Schroders plc	19,859	892,801
Segro plc (REIT)	177,326	1,273,626
Severn Trent plc	41,990	1,222,673
Sky plc	183,774	2,253,253
Smith & Nephew plc	155,669	2,811,880
Smiths Group plc	70,366	1,486,960
SSE plc	177,735	3,327,164
St James’s Place plc	92,663	1,422,970
Standard Chartered plc*	479,219	4,762,210
Standard Life Aberdeen plc	481,902	2,799,320
Taylor Wimpey plc	577,582	1,513,092
Tesco plc*	1,452,054	3,641,475
Unilever NV (CVA)	393,198	23,254,625
Unilever plc	209,735	12,138,329
United Utilities Group plc	121,345	1,389,437
Vodafone Group plc	4,738,755	13,258,657
Whitbread plc	32,583	1,644,282
Wm Morrison Supermarkets plc	383,171	1,201,984
Worldpay Group plc(m)	333,746	1,820,184
WPP plc	220,150	4,085,764

		388,558,009

United States (0.6%)
Carnival plc	31,934	2,029,604
Iron Mountain, Inc. (CHDI) (REIT)	4,523	175,015
News Corp. (CHDI), Class B	7,104	96,179
ResMed, Inc. (CHDI)(x)	84,461	645,287
Shire plc	158,287	8,034,521
Sims Metal Management Ltd.	23,805	251,707

		11,232,313

Total Common Stocks (98.4%) (Cost $1,540,449,878)		1,807,811,252

CLOSED END FUND:
United Kingdom (0.0%)
Scottish Mortgage Investment Trust plc (Cost $1,130,924)	248,314	1,405,164

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Macquarie Atlas Roads Group, expiring 10/4/17*†	11,790	—
Syrah Resources Ltd., expiring 10/5/17*	2,377	112

Total Rights (0.0%) (Cost $–)		112

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.4%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $6,000,800, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $6,123,268.(xx)	$6,000,000	6,000,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $3,600,315, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $3,672,001.(xx)	3,600,000	3,600,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,200,125, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $1,224,011.(xx)	1,200,000	1,200,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,700,177, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $1,734,008.(xx)	1,700,000	1,700,000

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $3,400,340, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $3,468,018.(xx)	$3,400,000	$3,400,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $4,400,440, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $4,488,015.(xx)	4,400,000	4,400,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,409,273, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,437,332.(xx)	1,409,149	1,409,149
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $2,000,416, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,041,555.(xx)	2,000,000	2,000,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $2,100,182, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,143,633.(xx)	2,100,000	2,100,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $10,000,883, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $10,200,001.(xx)	10,000,000	10,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $5,001,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $5,100,012.(xx)	5,000,000	5,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $3,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $3,060,002.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		43,809,149

Total Short-Term Investments (2.4%) (Cost $43,809,149)		43,809,149

Total Investments (100.8%) (Cost $1,585,389,951)		1,853,025,677
Other Assets Less Liabilities (-0.8%)		(15,441,270)

Net Assets (100%)		$1,837,584,407

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

*	Non-income producing.

†	Security (totaling $131,711 or 0.0% of net assets) held at fair value by management.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $3,551,466 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $42,988,566. This was secured by cash collateral of $43,809,149 which was subsequently invested in joint repurchase agreements with a total value of $43,809,149, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,396,889 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.500%, maturing 10/31/17-8/15/47.

Glossary:

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS)Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

Sector Weightings as of September 30, 2017	Market Value	% of Net Assets
Financials	$386,780,053	21.1%
Industrials	246,883,515	13.4
Consumer Discretionary	211,599,207	11.5
Consumer Staples	206,511,715	11.3
Health Care	169,486,844	9.2
Materials	153,003,367	8.3
Energy	122,851,894	6.7
Information Technology	116,277,893	6.3
Telecommunication Services	90,718,137	4.9
Utilities	64,132,667	3.5
Repurchase Agreements	43,809,149	2.4
Real Estate	39,566,072	2.2
Closed End Fund	1,405,164	0.0 #
Cash and Other	(15,441,270)	(0.8)

		100.0%

#	Less than 0.05%.

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	173	12/2017	EUR	7,311,801	152,227
FTSE 100 Index	46	12/2017	GBP	4,517,904	(10,226)
SPI 200 Index	24	12/2017	AUD	2,667,587	(7,224)
TOPIX Index	40	12/2017	JPY	5,954,232	246,088

					380,865

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Closed End Fund	$—	$1,405,164	$—		$1,405,164
Common Stocks
Consumer Discretionary	—	211,599,207	—		211,599,207
Consumer Staples	—	206,511,715	—		206,511,715
Energy	—	122,720,183	131,711		122,851,894
Financials	—	386,780,053	—		386,780,053
Health Care	—	169,486,844	—		169,486,844
Industrials	—	246,883,515	—	(c)	246,883,515
Information Technology	—	116,277,893	—		116,277,893
Materials	69,458	152,933,797	—		153,003,255
Real Estate	—	39,566,072	—		39,566,072
Telecommunication Services	—	90,718,137	—		90,718,137
Utilities	—	64,132,667	—		64,132,667
Futures	398,315	—	—		398,315
Rights
Industrials	—	—	—	(c)	— (c)
Materials	—	112	—		112
Short-Term Investments
Repurchase Agreements	—	43,809,149	—		43,809,149

Total Assets	$467,773	$1,852,824,508	$131,711		$1,853,423,992

Liabilities:
Futures	$(17,450)	$—	$—		$(17,450)

Total Liabilities	$(17,450)	$—	$—		$(17,450)

Total	$450,323	$1,852,824,508	$131,711		$1,853,406,542

(a)	A Security with a market value of $69,458 transferred from Level 2 to Level 1 at the end of the period due to security no longer being valued using fair value factors based on third party vendor modeling tools.

(b)	A Security with a market value of $131,711 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$465,026,600
Aggregate gross unrealized depreciation	(208,732,052)

Net unrealized appreciation	$256,294,548

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,597,111,994

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.1%)
Automobiles (2.1%)
General Motors Co.	117,775	$4,755,755

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	56,892	3,673,516

Media (2.6%)
CBS Corp. (Non-Voting), Class B	20,126	1,167,308
Charter Communications, Inc., Class A*	3,038	1,104,070
Comcast Corp., Class A	37,751	1,452,658
Twenty-First Century Fox, Inc., Class B	78,678	2,029,106

		5,753,142

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	18,060	1,791,552

Total Consumer Discretionary		15,973,965

Consumer Staples (4.0%)
Food & Staples Retailing (1.9%)
CVS Health Corp.	22,661	1,842,793
Wal-Mart Stores, Inc.	30,245	2,363,344

		4,206,137

Food Products (1.1%)
Danone SA (London Stock Exchange)	12,151	949,710
Danone SA (Turquoise Stock Exchange)	21,380	1,677,105

		2,626,815

Household Products (0.3%)
Reckitt Benckiser Group plc	7,416	677,038

Personal Products (0.7%)
Unilever NV (NYRS)	26,383	1,557,652

Total Consumer Staples		9,067,642

Energy (15.2%)
Energy Equipment & Services (0.9%)
Halliburton Co.	45,526	2,095,562

Oil, Gas & Consumable Fuels (14.3%)
BP plc (ADR)	103,554	3,979,580
Canadian Natural Resources Ltd.	69,628	2,332,001
Chevron Corp.	34,752	4,083,360
Devon Energy Corp.	83,963	3,082,282
Hess Corp.	54,678	2,563,851
Marathon Oil Corp.	205,727	2,789,658
Occidental Petroleum Corp.	28,527	1,831,718
QEP Resources, Inc.*	107,282	919,407
Royal Dutch Shell plc (ADR), Class A	78,805	4,774,007
Suncor Energy, Inc.	163,357	5,722,396

		32,078,260

Total Energy		34,173,822

Financials (34.5%)
Banks (21.8%)
Bank of America Corp.	398,808	10,105,795
Citigroup, Inc.	187,652	13,649,807
Citizens Financial Group, Inc.	68,513	2,594,587
Fifth Third Bancorp	150,245	4,203,855
JPMorgan Chase & Co.	81,405	7,774,992
KeyCorp	47,412	892,294
PNC Financial Services Group, Inc. (The)	34,911	4,704,955
US Bancorp	16,610	890,130
Wells Fargo & Co.	75,648	4,171,987

		48,988,402

Capital Markets (6.0%)
Bank of New York Mellon Corp. (The)	62,915	3,335,753
Goldman Sachs Group, Inc. (The)	10,558	2,504,252
Morgan Stanley	98,579	4,748,551
State Street Corp.	31,389	2,998,905

		13,587,461

Consumer Finance (1.6%)
Ally Financial, Inc.	143,990	3,493,197

Insurance (5.1%)
Aflac, Inc.	15,038	1,223,943
Allstate Corp. (The)	27,103	2,491,037
American International Group, Inc.	51,733	3,175,889
Brighthouse Financial, Inc.*	7,094	431,315
MetLife, Inc.	78,038	4,054,074

		11,376,258

Total Financials		77,445,318

Health Care (12.9%)
Biotechnology (3.0%)
AbbVie, Inc.	30,086	2,673,442
Biogen, Inc.*	7,076	2,215,637
Gilead Sciences, Inc.	22,161	1,795,484

		6,684,563

Health Care Equipment & Supplies (0.7%)
Medtronic plc	19,959	1,552,211

Health Care Providers & Services (2.8%)
Anthem, Inc.	15,547	2,952,064
Cardinal Health, Inc.	26,949	1,803,427
McKesson Corp.	10,245	1,573,735

		6,329,226

Pharmaceuticals (6.4%)
Merck & Co., Inc.	40,008	2,561,712
Mylan NV*	57,507	1,803,995
Novartis AG (ADR)	23,894	2,051,300
Pfizer, Inc.	120,210	4,291,497
Sanofi (ADR)	73,772	3,673,108

		14,381,612

Total Health Care		28,947,612

Industrials (8.9%)
Aerospace & Defense (2.2%)
Arconic, Inc.	68,958	1,715,675
Textron, Inc.	60,477	3,258,501

		4,974,176

Building Products (1.5%)
Johnson Controls International plc	81,870	3,298,543

Electrical Equipment (2.3%)
Eaton Corp. plc	46,964	3,606,366
Emerson Electric Co.	25,135	1,579,483

		5,185,849

Industrial Conglomerates (0.9%)
General Electric Co.	83,357	2,015,572

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (2.0%)
Caterpillar, Inc.	26,090	$3,253,684
Ingersoll-Rand plc	14,955	1,333,537

		4,587,221

Total Industrials		20,061,361

Information Technology (11.3%)
Communications Equipment (2.7%)
Cisco Systems, Inc.	181,954	6,119,113

Internet Software & Services (2.1%)
Altaba, Inc.*	15,682	1,038,776
eBay, Inc.*	93,466	3,594,702

		4,633,478

IT Services (1.5%)
Cognizant Technology Solutions Corp., Class A	21,589	1,566,066
PayPal Holdings, Inc.*	28,102	1,799,371

		3,365,437

Semiconductors & Semiconductor Equipment (2.6%)
Intel Corp.	83,964	3,197,349
QUALCOMM, Inc.	53,542	2,775,618

		5,972,967

Software (1.6%)
Microsoft Corp.	48,904	3,642,859

Technology Hardware, Storage & Peripherals (0.8%)
NetApp, Inc.	40,286	1,762,915

Total Information Technology		25,496,769

Materials (2.2%)
Chemicals (0.8%)
CF Industries Holdings, Inc.	49,872	1,753,500

Containers & Packaging (0.9%)
International Paper Co.	36,714	2,086,089

Metals & Mining (0.5%)
Alcoa Corp.*	21,378	996,642

Total Materials		4,836,231

Telecommunication Services (0.7%)
Wireless Telecommunication Services (0.7%)
Vodafone Group plc	551,742	1,543,730

Total Telecommunication Services		1,543,730

Utilities (0.6%)
Electric Utilities (0.6%)
FirstEnergy Corp.	43,201	1,331,887

Total Utilities		1,331,887

Total Investments (97.4%) (Cost $165,698,146)		218,878,337
Other Assets Less Liabilities (2.6%)		5,837,009

Net Assets (100%)		$224,715,346

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	7,851	USD	10,359	Barclays Bank plc	10/06/2017	162
USD	1,555,133	CAD	1,920,369	Barclays Bank plc	10/06/2017	16,028
USD	1,554,516	CAD	1,920,402	CIBC World Markets, Inc.	10/06/2017	15,384
USD	1,555,395	CAD	1,920,369	Goldman Sachs International	10/06/2017	16,290
USD	1,695,254	CAD	2,090,499	Royal Bank of Canada	10/06/2017	19,795
USD	429,396	CHF	410,414	Barclays Bank plc	10/06/2017	5,484
USD	429,407	CHF	410,414	CIBC World Markets, Inc.	10/06/2017	5,494
USD	429,355	CHF	410,418	Goldman Sachs International	10/06/2017	5,438
USD	429,497	CHF	410,414	Royal Bank of Canada	10/06/2017	5,584
USD	2,616,264	EUR	2,193,156	Barclays Bank plc	10/06/2017	23,750
USD	2,616,128	EUR	2,193,156	CIBC World Markets, Inc.	10/06/2017	23,614
USD	2,615,914	EUR	2,193,050	Goldman Sachs International	10/06/2017	23,525
USD	2,616,348	EUR	2,193,156	Royal Bank of Canada	10/06/2017	23,833
USD	283,683	GBP	210,907	Barclays Bank plc	10/06/2017	1,039
USD	103,080	GBP	76,657	CIBC World Markets, Inc.	10/06/2017	349
USD	147,633	GBP	110,085	Goldman Sachs International	10/06/2017	104
USD	43,550	GBP	32,370	Royal Bank of Canada	10/06/2017	169

Total unrealized appreciation						186,042

CAD	16,815	USD	13,870	Barclays Bank plc	10/06/2017	(394)
EUR	4,524	USD	5,451	Barclays Bank plc	10/06/2017	(103)
EUR	10,601	USD	12,700	Goldman Sachs International	10/06/2017	(168)
USD	1,112,994	GBP	854,467	Barclays Bank plc	10/06/2017	(32,107)
USD	1,113,131	GBP	854,467	CIBC World Markets, Inc.	10/06/2017	(31,970)
USD	1,112,981	GBP	854,470	Goldman Sachs International	10/06/2017	(32,124)
USD	1,112,960	GBP	854,467	Royal Bank of Canada	10/06/2017	(32,141)

Total unrealized depreciation						(129,007)

Net unrealized appreciation						57,035

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$15,973,965	$—	$—	$15,973,965
Consumer Staples	5,763,789	3,303,853	—	9,067,642
Energy	34,173,822	—	—	34,173,822
Financials	77,445,318	—	—	77,445,318
Health Care	28,947,612	—	—	28,947,612
Industrials	20,061,361	—	—	20,061,361
Information Technology	25,496,769	—	—	25,496,769
Materials	4,836,231	—	—	4,836,231
Telecommunication Services	—	1,543,730	—	1,543,730
Utilities	1,331,887	—	—	1,331,887
Forward Currency Contracts	—	186,042	—	186,042

Total Assets	$214,030,754	$5,033,625	$—	$219,064,379

Liabilities:
Forward Currency Contracts	$—	$(129,007)	$—	$(129,007)

Total Liabilities	$—	$(129,007)	$—	$(129,007)

Total	$214,030,754	$4,904,618	$—	$218,935,372

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,679,992
Aggregate gross unrealized depreciation	(9,505,371)

Net unrealized appreciation	$52,174,621

Federal income tax cost of investment securities and derivative instruments, if applicable	$166,760,751

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.6%)
Auto Components (3.1%)
Delphi Automotive plc	68,500	$6,740,400
Magna International, Inc.	245,500	13,104,790

		19,845,190

Automobiles (4.9%)
Ford Motor Co.	666,200	7,974,414
General Motors Co.	572,630	23,122,799

		31,097,213

Hotels, Restaurants & Leisure (1.9%)
Arcos Dorados Holdings, Inc., Class A*	228,100	2,292,405
Bloomin’ Brands, Inc.	72,600	1,277,760
Royal Caribbean Cruises Ltd.	54,018	6,403,294
Yum China Holdings, Inc.*	54,300	2,170,371

		12,143,830

Household Durables (3.3%)
CalAtlantic Group, Inc.	74,300	2,721,609
DR Horton, Inc.	264,100	10,545,513
Toll Brothers, Inc.	149,700	6,208,059
Whirlpool Corp.	6,900	1,272,636

		20,747,817

Internet & Direct Marketing Retail (0.2%)
TripAdvisor, Inc.*	32,900	1,333,437

Leisure Products (1.4%)
Brunswick Corp.	163,300	9,139,901

Media (1.5%)
Charter Communications, Inc., Class A*	3,300	1,199,286
DISH Network Corp., Class A*	149,000	8,080,270

		9,279,556

Multiline Retail (0.7%)
Dollar Tree, Inc.*	40,300	3,498,846
Nordstrom, Inc.	25,900	1,221,185

		4,720,031

Specialty Retail (1.6%)
AutoZone, Inc.*	7,100	4,225,281
Murphy USA, Inc.*	63,900	4,409,100
TJX Cos., Inc. (The)	25,700	1,894,861

		10,529,242

Total Consumer Discretionary		118,836,217

Consumer Staples (2.2%)
Beverages (0.6%)
Molson Coors Brewing Co., Class B	49,600	4,049,344

Food & Staples Retailing (1.2%)
Kroger Co. (The)	91,100	1,827,466
Walgreens Boots Alliance, Inc.	70,200	5,420,844

		7,248,310

Food Products (0.4%)
Lamb Weston Holdings, Inc.	53,500	2,508,615

Total Consumer Staples		13,806,269

Energy (9.8%)
Energy Equipment & Services (0.6%)
Ensco plc, Class A	71,700	428,049
Halliburton Co.	70,100	3,226,703

		3,654,752

Oil, Gas & Consumable Fuels (9.2%)
Anadarko Petroleum Corp.	75,100	3,668,635
Continental Resources, Inc.*	79,600	3,073,356
Diamondback Energy, Inc.*	111,700	10,942,132
EOG Resources, Inc.	128,700	12,450,438
Kinder Morgan, Inc.	190,900	3,661,462
Occidental Petroleum Corp.	184,000	11,814,640
Phillips 66	18,400	1,685,624
Pioneer Natural Resources Co.	78,900	11,640,906

		58,937,193

Total Energy		62,591,945

Financials (29.2%)
Banks (15.3%)
Bank of America Corp.	851,400	21,574,476
BankUnited, Inc.	72,400	2,575,268
Citigroup, Inc.	360,755	26,241,319
Huntington Bancshares, Inc.	296,700	4,141,932
IBERIABANK Corp.	27,900	2,291,985
KeyCorp	411,300	7,740,666
Signature Bank*	20,100	2,573,604
SunTrust Banks, Inc.	81,700	4,883,209
SVB Financial Group*	8,700	1,627,683
Wells Fargo & Co.	429,223	23,671,648

		97,321,790

Capital Markets (6.6%)
Bank of New York Mellon Corp. (The)	62,700	3,324,354
Charles Schwab Corp. (The)	274,500	12,006,630
Goldman Sachs Group, Inc. (The)	39,100	9,274,129
Morgan Stanley	135,800	6,541,486
State Street Corp.	116,800	11,159,072

		42,305,671

Consumer Finance (2.1%)
Ally Financial, Inc.	108,000	2,620,080
Capital One Financial Corp.	70,200	5,943,132
Santander Consumer USA Holdings, Inc.*	92,700	1,424,799
Synchrony Financial	101,700	3,157,785

		13,145,796

Diversified Financial Services (2.2%)
Berkshire Hathaway, Inc., Class B*	35,100	6,434,532
Voya Financial, Inc.	195,900	7,814,451

		14,248,983

Insurance (3.0%)
Brighthouse Financial, Inc.*	15,414	937,172
Lincoln National Corp.	88,100	6,473,588
MetLife, Inc.	169,658	8,813,733
Prudential Financial, Inc.	17,500	1,860,600
RenaissanceRe Holdings Ltd.	9,600	1,297,344

		19,382,437

Total Financials		186,404,677

Health Care (11.8%)
Biotechnology (2.2%)
Biogen, Inc.*	13,300	4,164,496
Gilead Sciences, Inc.	123,700	10,022,174

		14,186,670

Health Care Equipment & Supplies (1.3%)
Boston Scientific Corp.*	66,400	1,936,888
Zimmer Biomet Holdings, Inc.	52,800	6,182,352

		8,119,240

Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	37,800	3,127,950
Cigna Corp.	8,500	1,588,990
McKesson Corp.	10,100	1,551,461
UnitedHealth Group, Inc.	47,700	9,342,045

		15,610,446

Pharmaceuticals (5.8%)
Allergan plc	59,500	12,194,525
Bristol-Myers Squibb Co.	43,300	2,759,942

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	78,600	$5,032,758
Pfizer, Inc.	479,600	17,121,720

		37,108,945

Total Health Care		75,025,301

Industrials (10.2%)
Aerospace & Defense (1.4%)
Embraer SA (ADR)	145,700	3,294,277
Textron, Inc.	106,100	5,716,668

		9,010,945

Airlines (5.3%)
Alaska Air Group, Inc.	48,800	3,721,976
Delta Air Lines, Inc.	354,800	17,108,456
JetBlue Airways Corp.*	201,300	3,730,089
Spirit Airlines, Inc.*	74,300	2,482,363
United Continental Holdings, Inc.*	113,000	6,879,440

		33,922,324

Industrial Conglomerates (1.5%)
General Electric Co.	397,900	9,621,222

Machinery (1.0%)
Ingersoll-Rand plc	35,700	3,183,369
Snap-on, Inc.	23,200	3,457,032

		6,640,401

Road & Rail (0.8%)
Norfolk Southern Corp.	38,500	5,091,240

Trading Companies & Distributors (0.2%)
NOW, Inc.*	76,900	1,061,989

Total Industrials		65,348,121

Information Technology (6.7%)
Communications Equipment (0.5%)
CommScope Holding Co., Inc.*	99,900	3,317,679

Electronic Equipment, Instruments & Components (0.3%)
Corning, Inc.	59,000	1,765,280

Internet Software & Services (0.5%)
eBay, Inc.*	87,500	3,365,250

IT Services (3.3%)
Accenture plc, Class A	36,800	4,970,576
FleetCor Technologies, Inc.*	21,100	3,265,647
International Business Machines Corp.	40,600	5,890,248
WEX, Inc.*	58,000	6,508,760

		20,635,231

Semiconductors & Semiconductor Equipment (1.7%)
Broadcom Ltd.	40,235	9,758,597
Texas Instruments, Inc.	14,600	1,308,744

		11,067,341

Software (0.4%)
Microsoft Corp.	33,700	2,510,313

Total Information Technology		42,661,094

Materials (6.0%)
Chemicals (4.0%)
Celanese Corp.	15,200	1,584,904
DowDuPont, Inc.	120,092	8,313,969
Eastman Chemical Co.	107,700	9,745,773
Mosaic Co. (The)	116,700	2,519,553
Olin Corp.	85,400	2,924,950

		25,089,149

Metals & Mining (2.0%)
AK Steel Holding Corp.*	336,700	1,882,153
Alcoa Corp.*	104,100	4,853,142
Newmont Mining Corp.	61,800	2,318,118
Reliance Steel & Aluminum Co.	50,700	3,861,819

		12,915,232

Total Materials		38,004,381

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Acadia Realty Trust (REIT)	75,700	2,166,534
Federal Realty Investment Trust (REIT)	16,600	2,061,886
JBG SMITH Properties (REIT)*	32,800	1,122,088

		5,350,508

Real Estate Management & Development (0.2%)
St Joe Co. (The)*	66,300	1,249,755

Total Real Estate		6,600,263

Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	322,500	12,632,325

Wireless Telecommunication Services (0.6%)
T-Mobile US, Inc.*	62,800	3,872,248

Total Telecommunication Services		16,504,573

Total Common Stocks (98.1%) (Cost $550,260,644)		625,782,841

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Security (2.2%)
FFCB
0.00%, 10/2/17(o)(p)	$13,780,000	13,780,000

Total Short-Term Investments (2.2%) (Cost $13,779,732)		13,780,000

Total Investments (100.3%) (Cost $564,040,376)		639,562,841
Other Assets Less Liabilities (-0.3%)		(1,932,101)

Net Assets (100%)		$637,630,740

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2017.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Banks

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$118,836,217	$—	$—	$118,836,217
Consumer Staples	13,806,269	—	—	13,806,269
Energy	62,591,945	—	—	62,591,945
Financials	186,404,677	—	—	186,404,677
Health Care	75,025,301	—	—	75,025,301
Industrials	65,348,121	—	—	65,348,121
Information Technology	42,661,094	—	—	42,661,094
Materials	38,004,381	—	—	38,004,381
Real Estate	6,600,263	—	—	6,600,263
Telecommunication Services	16,504,573	—	—	16,504,573
Short-Term Investments
U.S. Government Agency Security	—	13,780,000	—	13,780,000

Total Assets	$625,782,841	$13,780,000	$—	$639,562,841

Total Liabilities	$—	$—	$—	$—

Total	$625,782,841	$13,780,000	$—	$639,562,841

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,778,071
Aggregate gross unrealized depreciation	(12,074,265)

Net unrealized appreciation	$74,703,806

Federal income tax cost of investment securities and derivative instruments, if applicable	$564,859,035

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.6%)
Auto Components (0.4%)
BorgWarner, Inc.	2,408	$123,362
Delphi Automotive plc	29,600	2,912,639
Gentex Corp.	20,072	397,426
Lear Corp.	6,200	1,073,096
Visteon Corp.*	3,400	420,818

		4,927,341

Automobiles (0.5%)
Harley-Davidson, Inc.(x)	14,100	679,761
Tesla, Inc.(x)*	14,453	4,929,918
Thor Industries, Inc.	5,400	679,914

		6,289,593

Distributors (0.1%)
Genuine Parts Co.	6,000	573,900
LKQ Corp.*	4,754	171,096
Pool Corp.	4,400	475,948

		1,220,944

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	5,600	482,776
H&R Block, Inc.	3,500	92,680
Service Corp. International	20,000	690,000
ServiceMaster Global Holdings, Inc.*	14,815	692,305

		1,957,761

Hotels, Restaurants & Leisure (3.3%)
Aramark	11,363	461,451
Chipotle Mexican Grill, Inc.(x)*	2,873	884,396
Choice Hotels International, Inc.	3,623	231,510
Darden Restaurants, Inc.	13,700	1,079,286
Domino’s Pizza, Inc.	5,300	1,052,315
Dunkin’ Brands Group, Inc.	9,880	524,430
Extended Stay America, Inc.	11,800	236,000
Hilton Grand Vacations, Inc.*	7,540	291,270
Hilton Worldwide Holdings, Inc.	19,903	1,382,263
Las Vegas Sands Corp.	39,888	2,559,214
Marriott International, Inc., Class A	34,976	3,856,454
McDonald’s Corp.	90,513	14,181,577
MGM Resorts International	4,000	130,360
Six Flags Entertainment Corp.(x)	7,390	450,347
Starbucks Corp.	156,336	8,396,807
Vail Resorts, Inc.	4,400	1,003,728
Wendy’s Co. (The)	20,300	315,259
Wyndham Worldwide Corp.	11,300	1,191,133
Wynn Resorts Ltd.	8,800	1,310,496
Yum Brands, Inc.	38,564	2,838,696
Yum China Holdings, Inc.*	35,264	1,409,502

		43,786,494

Household Durables (0.3%)
DR Horton, Inc.	20,700	826,551
Leggett & Platt, Inc.	11,700	558,441
Mohawk Industries, Inc.*	500	123,755
NVR, Inc.*	400	1,142,000
PulteGroup, Inc.	8,600	235,038
Tempur Sealy International, Inc.(x)*	1,900	122,588
Toll Brothers, Inc.	7,800	323,466
Tupperware Brands Corp.	5,500	340,010
Whirlpool Corp.	600	110,664

		3,782,513

Internet & Direct Marketing Retail (4.7%)
Amazon.com, Inc.*	44,136	42,430,144
Expedia, Inc.	13,435	1,933,834
Liberty Expedia Holdings, Inc., Class A*	1,052	55,872
Liberty Interactive Corp. QVC Group, Class A*	25,600	603,392
Netflix, Inc.*	45,458	8,243,808
Priceline Group, Inc. (The)*	5,469	10,012,755
TripAdvisor, Inc.(x)*	5,729	232,196
Wayfair, Inc., Class A(x)*	4,200	283,080

		63,795,081

Leisure Products (0.2%)
Brunswick Corp.	8,000	447,760
Hasbro, Inc.	9,449	922,884
Mattel, Inc.(x)	7,200	111,456
Polaris Industries, Inc.(x)	6,500	680,095

		2,162,195

Media (3.4%)
AMC Networks, Inc., Class A*	5,875	343,511
Cable One, Inc.	600	433,272
CBS Corp. (Non-Voting), Class B	39,400	2,285,200
Charter Communications, Inc., Class A*	14,266	5,184,550
Comcast Corp., Class A	482,900	18,581,993
DISH Network Corp., Class A*	18,800	1,019,524
Interpublic Group of Cos., Inc. (The)	36,800	765,072
Lions Gate Entertainment Corp., Class A*	3,700	123,765
Lions Gate Entertainment Corp., Class B*	7,241	230,191
Live Nation Entertainment, Inc.*	14,800	644,540
Madison Square Garden Co. (The), Class A*	166	35,541
Omnicom Group, Inc.	25,534	1,891,303
Regal Entertainment Group, Class A(x)	3,286	52,576
Scripps Networks Interactive, Inc., Class A	5,232	449,376
Sirius XM Holdings, Inc.(x)	152,900	844,008
Twenty-First Century Fox, Inc., Class A	5,818	153,479
Twenty-First Century Fox, Inc., Class B	2,400	61,896
Walt Disney Co. (The)	118,500	11,680,545

		44,780,342

Multiline Retail (0.3%)
Dollar General Corp.	11,600	940,180
Dollar Tree, Inc.*	24,146	2,096,356
Nordstrom, Inc.(x)	12,843	605,547

		3,642,083

Specialty Retail (3.4%)
Advance Auto Parts, Inc.	2,092	207,526
AutoZone, Inc.*	2,714	1,615,129
Burlington Stores, Inc.*	4,400	420,024
CarMax, Inc.(x)*	20,196	1,531,059
Dick’s Sporting Goods, Inc.	7,337	198,172
Floor & Decor Holdings, Inc., Class A*	2,400	93,432
Foot Locker, Inc.	1,000	35,220
Gap, Inc. (The)	1,300	38,389
Home Depot, Inc. (The)	133,182	21,783,247
L Brands, Inc.	4,188	174,263
Lowe’s Cos., Inc.	93,584	7,481,105
Michaels Cos., Inc. (The)*	9,788	210,148
O’Reilly Automotive, Inc.*	9,611	2,069,921
Ross Stores, Inc.	42,424	2,739,318
Sally Beauty Holdings, Inc.*	5,000	97,900

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
TJX Cos., Inc. (The)	71,346	$5,260,341
Tractor Supply Co.	14,200	898,718
Ulta Beauty, Inc.*	6,600	1,491,996
Williams-Sonoma, Inc.(x)	1,779	88,701

		46,434,609

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	5,200	513,500
Coach, Inc.	5,206	209,698
Hanesbrands, Inc.(x)	40,068	987,276
Lululemon Athletica, Inc.*	10,700	666,075
Michael Kors Holdings Ltd.*	1,100	52,635
NIKE, Inc., Class B	146,432	7,592,498
Skechers U.S.A., Inc., Class A*	6,200	155,558
Under Armour, Inc., Class A(x)*	14,800	243,904
Under Armour, Inc., Class C(x)*	15,037	225,856
VF Corp.	26,700	1,697,319

		12,344,319

Total Consumer Discretionary		235,123,275

Consumer Staples (6.7%)
Beverages (3.0%)
Brown-Forman Corp., Class A	5,600	311,864
Brown-Forman Corp., Class B	18,372	997,600
Coca-Cola Co. (The)	318,562	14,338,475
Constellation Brands, Inc., Class A	17,900	3,570,155
Dr Pepper Snapple Group, Inc.	20,000	1,769,400
Monster Beverage Corp.*	45,658	2,522,605
PepsiCo, Inc.	137,716	15,345,693

		38,855,792

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	48,366	7,946,051
Kroger Co. (The)	53,600	1,075,216
Rite Aid Corp.(x)*	54,200	106,232
Sprouts Farmers Market, Inc.*	14,555	273,197
Sysco Corp.	54,536	2,942,217
Walgreens Boots Alliance, Inc.	19,100	1,474,902

		13,817,815

Food Products (0.6%)
Blue Buffalo Pet Products, Inc.(x)*	10,325	292,714
Campbell Soup Co.	12,895	603,744
General Mills, Inc.	45,340	2,346,799
Hershey Co. (The)	13,769	1,503,162
Kellogg Co.	25,228	1,573,470
Lamb Weston Holdings, Inc.	3,733	175,040
McCormick & Co., Inc. (Non-Voting)	13,288	1,363,880
Pilgrim’s Pride Corp.*	5,200	147,732
TreeHouse Foods, Inc.(x)*	1,800	121,914

		8,128,455

Household Products (0.7%)
Church & Dwight Co., Inc.	27,536	1,334,119
Clorox Co. (The)	12,174	1,605,872
Colgate-Palmolive Co.	15,068	1,097,704
Energizer Holdings, Inc.	6,700	308,535
Kimberly-Clark Corp.	33,425	3,933,454
Procter & Gamble Co. (The)	14,500	1,319,210
Spectrum Brands Holdings, Inc.(x)	2,700	285,984

		9,884,878

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	24,174	2,606,925
Herbalife Ltd.(x)*	7,492	508,182
Nu Skin Enterprises, Inc., Class A	1,500	92,220

		3,207,327

Tobacco (1.2%)
Altria Group, Inc.	214,178	13,583,169
Philip Morris International, Inc.	15,502	1,720,877

		15,304,046

Total Consumer Staples		89,198,313

Energy (0.9%)
Energy Equipment & Services (0.2%)
Halliburton Co.	64,800	2,982,744
RPC, Inc.(x)	5,800	143,782

		3,126,526

Oil, Gas & Consumable Fuels (0.7%)
Antero Resources Corp.*	12,500	248,750
Apache Corp.	2,100	96,180
Cabot Oil & Gas Corp.	35,900	960,325
Cheniere Energy, Inc.*	14,900	671,096
Chesapeake Energy Corp.(x)*	6,800	29,240
Cimarex Energy Co.	9,700	1,102,599
Continental Resources, Inc.(x)*	4,190	161,776
Devon Energy Corp.	4,100	150,511
Diamondback Energy, Inc.*	2,400	235,104
EOG Resources, Inc.	6,000	580,440
Gulfport Energy Corp.*	1,700	24,378
Laredo Petroleum, Inc.(x)*	17,900	231,447
Newfield Exploration Co.*	22,000	652,740
ONEOK, Inc.	41,811	2,316,747
Parsley Energy, Inc., Class A*	16,800	442,512
Rice Energy, Inc.*	9,500	274,930
RSP Permian, Inc.*	7,300	252,507
Williams Cos., Inc. (The)	13,295	398,983

		8,830,265

Total Energy		11,956,791

Financials (3.4%)
Banks (0.3%)
Bank of the Ozarks, Inc.	6,088	292,528
East West Bancorp, Inc.	900	53,802
First Republic Bank	13,900	1,451,994
Pinnacle Financial Partners, Inc.	2,400	160,680
Signature Bank*	3,500	448,140
SVB Financial Group*	4,300	804,487
Western Alliance Bancorp*	6,000	318,480

		3,530,111

Capital Markets (1.9%)
Ameriprise Financial, Inc.	14,900	2,212,799
BGC Partners, Inc., Class A	6,400	92,608
CBOE Holdings, Inc.	12,230	1,316,315
Charles Schwab Corp. (The)	104,300	4,562,081
Eaton Vance Corp.	12,160	600,339
FactSet Research Systems, Inc.	4,269	768,890
Federated Investors, Inc., Class B(x)	2,830	84,051
Intercontinental Exchange, Inc.	30,875	2,121,113
Invesco Ltd.	6,500	227,760
Lazard Ltd., Class A	11,924	539,203
Legg Mason, Inc.	2,100	82,551
LPL Financial Holdings, Inc.	9,710	500,745
MarketAxess Holdings, Inc.	4,100	756,491
Moody’s Corp.	18,402	2,561,742
Morningstar, Inc.	1,935	164,456
MSCI, Inc.	9,791	1,144,568
Raymond James Financial, Inc.	3,700	312,021
S&P Global, Inc.	28,582	4,467,652
SEI Investments Co.	14,775	902,162
State Street Corp.	2,100	200,634
T. Rowe Price Group, Inc.	4,036	365,863

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
TD Ameritrade Holding Corp.	25,000	$1,220,000

		25,204,044

Consumer Finance (0.0%)
Capital One Financial Corp.	3,300	279,378
Credit Acceptance Corp.(x)*	1,100	308,187

		587,565

Diversified Financial Services (0.0%)
Leucadia National Corp.	8,400	212,100
Voya Financial, Inc.	1,100	43,879

		255,979

Insurance (1.2%)
Allstate Corp. (The)	11,100	1,020,201
American International Group, Inc.	12,000	736,680
Aon plc	28,800	4,207,680
Arch Capital Group Ltd.*	1,900	187,150
Arthur J Gallagher & Co.	13,400	824,770
Aspen Insurance Holdings Ltd.	2,000	80,800
Assurant, Inc.	1,200	114,624
Erie Indemnity Co., Class A	2,043	246,325
Marsh & McLennan Cos., Inc.	56,900	4,768,789
Progressive Corp. (The)	64,100	3,103,722
RenaissanceRe Holdings Ltd.	300	40,542
XL Group Ltd.	8,800	347,160

		15,678,443

Total Financials		45,256,142

Health Care (13.6%)
Biotechnology (5.1%)
AbbVie, Inc.	176,565	15,689,567
ACADIA Pharmaceuticals, Inc.(x)*	10,600	399,302
Agios Pharmaceuticals, Inc.(x)*	4,200	280,350
Alexion Pharmaceuticals, Inc.*	19,490	2,734,252
Alkermes plc*	16,800	854,112
Alnylam Pharmaceuticals, Inc.(x)*	7,700	904,673
Amgen, Inc.	23,500	4,381,575
Biogen, Inc.*	22,109	6,922,770
BioMarin Pharmaceutical, Inc.*	19,249	1,791,504
Bioverativ, Inc.*	11,954	682,215
Celgene Corp.*	85,894	12,525,063
Exelixis, Inc.*	31,900	772,937
Gilead Sciences, Inc.	103,080	8,351,542
Incyte Corp.*	18,600	2,171,364
Intercept Pharmaceuticals, Inc.(x)*	1,900	110,276
Intrexon Corp.(x)*	4,800	91,248
Ionis Pharmaceuticals, Inc.(x)*	13,600	689,520
Neurocrine Biosciences, Inc.(x)*	9,600	588,288
OPKO Health, Inc.(x)*	4,000	27,440
Regeneron Pharmaceuticals, Inc.*	8,700	3,889,944
Seattle Genetics, Inc.(x)*	10,500	571,305
TESARO, Inc.(x)*	4,100	529,310
Vertex Pharmaceuticals, Inc.*	27,907	4,242,980

		69,201,537

Health Care Equipment & Supplies (2.6%)
ABIOMED, Inc.*	4,500	758,700
Align Technology, Inc.*	8,800	1,639,176
Baxter International, Inc.	5,056	317,264
Becton Dickinson and Co.	24,792	4,857,992
Boston Scientific Corp.*	151,500	4,419,255
Cooper Cos., Inc. (The)	4,200	995,862
CR Bard, Inc.	8,024	2,571,692
DexCom, Inc.(x)*	9,400	459,895
Edwards Lifesciences Corp.*	23,092	2,524,187
Hill-Rom Holdings, Inc.	6,800	503,200
Hologic, Inc.*	17,500	642,075
IDEXX Laboratories, Inc.*	9,694	1,507,320
Intuitive Surgical, Inc.*	4,121	4,310,071
Medtronic plc	11,100	863,247
ResMed, Inc.	15,432	1,187,647
Stryker Corp.	37,691	5,352,876
Teleflex, Inc.	800	193,576
Varian Medical Systems, Inc.*	10,190	1,019,611
West Pharmaceutical Services, Inc.	8,100	779,706

		34,903,352

Health Care Providers & Services (2.7%)
Aetna, Inc.	11,600	1,844,516
AmerisourceBergen Corp.	17,508	1,448,787
Centene Corp.*	2,370	229,345
Cigna Corp.	24,100	4,505,254
Express Scripts Holding Co.*	4,339	274,745
HCA Healthcare, Inc.*	2,300	183,057
Henry Schein, Inc.*	17,504	1,435,153
Humana, Inc.	15,000	3,654,450
LifePoint Health, Inc.*	600	34,740
McKesson Corp.	2,471	379,570
Patterson Cos., Inc.	874	33,780
Premier, Inc., Class A*	1,603	52,210
UnitedHealth Group, Inc.	106,300	20,818,856
WellCare Health Plans, Inc.*	4,500	772,830

		35,667,293

Health Care Technology (0.3%)
athenahealth, Inc.*	4,400	547,184
Cerner Corp.*	31,840	2,270,829
Veeva Systems, Inc., Class A*	11,945	673,817

		3,491,830

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	8,600	552,120
Bio-Techne Corp.	4,054	490,088
Bruker Corp.	4,100	121,975
Charles River Laboratories International, Inc.*	5,227	564,621
Illumina, Inc.*	16,191	3,225,247
Mettler-Toledo International, Inc.*	2,847	1,782,678
PerkinElmer, Inc.	2,300	158,631
QIAGEN NV*	8,200	258,300
Quintiles IMS Holdings, Inc.*	9,112	866,278
Thermo Fisher Scientific, Inc.	19,900	3,765,079
Waters Corp.*	8,442	1,515,508

		13,300,525

Pharmaceuticals (1.9%)
Akorn, Inc.*	9,400	311,986
Bristol-Myers Squibb Co.	89,800	5,723,852
Eli Lilly & Co.	108,200	9,255,428
Johnson & Johnson	45,714	5,943,277
Merck & Co., Inc.	16,600	1,062,898
Zoetis, Inc.	54,450	3,471,732

		25,769,173

Total Health Care		182,333,710

Industrials (12.4%)
Aerospace & Defense (3.0%)
Boeing Co. (The)	61,729	15,692,129
BWX Technologies, Inc.	10,300	577,006
General Dynamics Corp.	11,800	2,425,844
HEICO Corp.(x)	2,725	244,732
HEICO Corp., Class A	5,325	405,765
Hexcel Corp.	6,500	373,230
Huntington Ingalls Industries, Inc.	4,100	928,404
Lockheed Martin Corp.	25,031	7,766,869
Northrop Grumman Corp.	17,900	5,150,188
Raytheon Co.	12,000	2,238,960

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Rockwell Collins, Inc.	17,912	$2,341,278
TransDigm Group, Inc.(x)	5,353	1,368,494

		39,512,899

Air Freight & Logistics (1.3%)
CH Robinson Worldwide, Inc.(x)	15,458	1,176,354
Expeditors International of Washington, Inc.	13,976	836,603
FedEx Corp.	27,400	6,180,892
United Parcel Service, Inc., Class B	76,459	9,181,961
XPO Logistics, Inc.*	9,400	637,132

		18,012,942

Airlines (0.4%)
Alaska Air Group, Inc.	10,900	831,343
American Airlines Group, Inc.	21,000	997,290
Copa Holdings SA, Class A	200	24,906
Southwest Airlines Co.	62,145	3,478,877

		5,332,416

Building Products (0.4%)
Allegion plc	10,566	913,642
AO Smith Corp.	15,900	944,937
Armstrong World Industries, Inc.*	4,800	246,000
Fortune Brands Home & Security, Inc.	15,800	1,062,234
Lennox International, Inc.	3,968	710,153
Masco Corp.	22,875	892,354

		4,769,320

Commercial Services & Supplies (0.5%)
Cintas Corp.	9,500	1,370,660
Clean Harbors, Inc.*	4,000	226,800
Copart, Inc.*	21,908	752,978
KAR Auction Services, Inc.	15,100	720,874
Rollins, Inc.	10,500	484,470
Waste Management, Inc.	40,400	3,162,108

		6,717,890

Construction & Engineering (0.0%)
Quanta Services, Inc.*	4,100	153,217

Electrical Equipment (0.4%)
Acuity Brands, Inc.	3,200	548,096
AMETEK, Inc.	4,023	265,679
Emerson Electric Co.	10,071	632,862
Hubbell, Inc.	3,900	452,478
Rockwell Automation, Inc.	14,212	2,532,720
Sensata Technologies Holding NV*	9,400	451,858

		4,883,693

Industrial Conglomerates (2.0%)
3M Co.	64,296	13,495,731
General Electric Co.	167,600	4,052,568
Honeywell International, Inc.	49,291	6,986,506
Roper Technologies, Inc.	10,573	2,573,468

		27,108,273

Machinery (2.4%)
Allison Transmission Holdings, Inc.	14,700	551,691
Caterpillar, Inc.	57,000	7,108,469
Cummins, Inc.	5,700	957,771
Deere & Co.	35,247	4,426,671
Donaldson Co., Inc.	13,480	619,271
Dover Corp.	1,800	164,502
Fortive Corp.	30,669	2,171,059
Gardner Denver Holdings, Inc.*	4,700	129,344
Graco, Inc.	6,116	756,488
IDEX Corp.	7,876	956,698
Illinois Tool Works, Inc.	33,700	4,986,252
Ingersoll-Rand plc	14,200	1,266,214
Lincoln Electric Holdings, Inc.	6,500	595,920
Middleby Corp. (The)*	6,300	807,471
Nordson Corp.	6,400	758,400
Parker-Hannifin Corp.	12,700	2,222,754
Snap-on, Inc.	800	119,208
Stanley Black & Decker, Inc.	1,700	256,649
Toro Co. (The)	11,652	723,123
WABCO Holdings, Inc.*	5,647	835,756
Wabtec Corp.(x)	3,034	229,826
Welbilt, Inc.*	14,200	327,310
Xylem, Inc.	10,300	645,089

		31,615,936

Professional Services (0.4%)
Dun & Bradstreet Corp. (The)	1,640	190,912
Equifax, Inc.	13,200	1,399,069
IHS Markit Ltd.*	24,200	1,066,736
Robert Half International, Inc.	13,605	684,876
TransUnion*	16,532	781,302
Verisk Analytics, Inc.*	16,691	1,388,524

		5,511,419

Road & Rail (1.2%)
CSX Corp.	86,600	4,698,916
JB Hunt Transport Services, Inc.	9,570	1,063,036
Landstar System, Inc.	4,566	455,002
Old Dominion Freight Line, Inc.	4,200	462,462
Union Pacific Corp.	81,248	9,422,330

		16,101,746

Trading Companies & Distributors (0.4%)
Air Lease Corp.	600	25,572
Fastenal Co.	31,908	1,454,366
HD Supply Holdings, Inc.*	22,301	804,397
MSC Industrial Direct Co., Inc., Class A	1,977	149,402
United Rentals, Inc.*	9,300	1,290,282
Univar, Inc.*	11,400	329,802
Watsco, Inc.	3,400	547,638
WW Grainger, Inc.(x)	5,446	978,919

		5,580,378

Total Industrials		165,300,129

Information Technology (37.2%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	5,870	1,113,011
CommScope Holding Co., Inc.*	10,605	352,192
F5 Networks, Inc.*	7,040	848,742
Harris Corp.	3,500	460,880
Motorola Solutions, Inc.	1,700	144,279
Palo Alto Networks, Inc.*	9,866	1,421,691

		4,340,795

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	33,064	2,798,537
CDW Corp.	16,874	1,113,684
Cognex Corp.	9,200	1,014,576
Coherent, Inc.*	2,700	634,959
Corning, Inc.	5,700	170,544
FLIR Systems, Inc.	7,900	307,389
IPG Photonics Corp.*	4,000	740,240
National Instruments Corp.	9,270	390,916
Trimble, Inc.*	21,868	858,319
Universal Display Corp.	4,600	592,710
Zebra Technologies Corp., Class A*	5,807	630,524

		9,252,398

Internet Software & Services (8.5%)
Alphabet, Inc., Class A*	32,992	32,124,970
Alphabet, Inc., Class C*	33,579	32,205,955
CoStar Group, Inc.*	3,600	965,700

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Facebook, Inc., Class A*	258,800	$44,221,156
GoDaddy, Inc., Class A*	12,900	561,279
IAC/InterActiveCorp*	7,700	905,366
LogMeIn, Inc.	3,600	396,180
Match Group, Inc.(x)*	4,000	92,760
Pandora Media, Inc.(x)*	24,883	191,599
Twitter, Inc.*	4,643	78,327
VeriSign, Inc.(x)*	9,541	1,015,067
Zillow Group, Inc., Class A*	4,000	160,600
Zillow Group, Inc., Class C(x)*	8,000	321,680

		113,240,639

IT Services (7.4%)
Accenture plc, Class A	68,700	9,279,309
Alliance Data Systems Corp.	5,340	1,183,077
Automatic Data Processing, Inc.	49,600	5,422,272
Black Knight Financial Services, Inc., Class A*	3,200	137,760
Booz Allen Hamilton Holding Corp.	15,200	568,328
Broadridge Financial Solutions, Inc.	12,887	1,041,527
Cognizant Technology Solutions Corp., Class A	64,714	4,694,354
CoreLogic, Inc.*	5,500	254,210
CSRA, Inc.	17,900	577,633
DST Systems, Inc.	678	37,209
DXC Technology Co.	31,300	2,688,044
Euronet Worldwide, Inc.*	5,500	521,345
Fidelity National Information Services, Inc.	20,700	1,933,173
First Data Corp., Class A*	50,229	906,131
Fiserv, Inc.*	23,458	3,025,144
FleetCor Technologies, Inc.*	10,124	1,566,891
Gartner, Inc.*	9,700	1,206,777
Genpact Ltd.	15,754	452,928
Global Payments, Inc.	16,812	1,597,644
International Business Machines Corp.	65,416	9,490,553
Jack Henry & Associates, Inc.	8,500	873,715
Mastercard, Inc., Class A	104,420	14,744,104
Paychex, Inc.	35,580	2,133,377
PayPal Holdings, Inc.*	125,376	8,027,825
Sabre Corp.(x)	17,900	323,990
Square, Inc., Class A*	26,802	772,166
Total System Services, Inc.	20,000	1,310,000
Vantiv, Inc., Class A*	17,700	1,247,319
Visa, Inc., Class A	204,808	21,553,994
Western Union Co. (The)	52,155	1,001,376
WEX, Inc.*	3,500	392,770

		98,964,945

Semiconductors & Semiconductor Equipment (4.8%)
Advanced Micro Devices, Inc.(x)*	91,200	1,162,800
Analog Devices, Inc.	40,511	3,490,833
Applied Materials, Inc.	119,600	6,229,964
Broadcom Ltd.	44,811	10,868,460
Cavium, Inc.*	7,200	474,768
Cypress Semiconductor Corp.(x)	3,000	45,060
KLA-Tencor Corp.	17,300	1,833,800
Lam Research Corp.	17,898	3,311,846
Maxim Integrated Products, Inc.	31,078	1,482,731
Microchip Technology, Inc.	25,226	2,264,790
Micron Technology, Inc.*	87,600	3,445,308
Microsemi Corp.*	10,300	530,244
NVIDIA Corp.	63,000	11,262,511
NXP Semiconductors NV*	21,400	2,420,126
ON Semiconductor Corp.*	43,500	803,445
Qorvo, Inc.*	7,200	508,896
Skyworks Solutions, Inc.	20,400	2,078,760
Teradyne, Inc.	20,400	760,716
Texas Instruments, Inc.	110,631	9,916,963
Versum Materials, Inc.	1,050	40,761
Xilinx, Inc.	25,963	1,838,959

		64,771,741

Software (8.7%)
Activision Blizzard, Inc.	81,900	5,283,369
Adobe Systems, Inc.*	54,734	8,165,218
ANSYS, Inc.*	9,412	1,155,135
Atlassian Corp. plc, Class A*	7,995	281,024
Autodesk, Inc.*	18,780	2,108,243
Cadence Design Systems, Inc.*	30,600	1,207,782
CDK Global, Inc.	14,833	935,814
Citrix Systems, Inc.*	16,629	1,277,440
Dell Technologies, Inc., Class V*	22,647	1,748,575
Electronic Arts, Inc.*	33,200	3,919,592
Fortinet, Inc.*	16,200	580,608
Guidewire Software, Inc.*	3,200	249,152
Intuit, Inc.	26,929	3,827,688
Manhattan Associates, Inc.*	7,600	315,932
Microsoft Corp.#	831,449	61,934,636
Oracle Corp.	25,732	1,244,142
PTC, Inc.*	12,600	709,128
Red Hat, Inc.*	19,551	2,167,424
salesforce.com, Inc.*	74,884	6,995,663
ServiceNow, Inc.*	18,489	2,173,012
Splunk, Inc.*	15,200	1,009,736
SS&C Technologies Holdings, Inc.	17,500	702,625
Symantec Corp.	67,600	2,217,956
Synopsys, Inc.*	1,300	104,689
Tableau Software, Inc., Class A*	6,600	494,274
Take-Two Interactive Software, Inc.*	11,500	1,175,645
Tyler Technologies, Inc.*	3,800	662,416
Ultimate Software Group, Inc. (The)(x)*	3,200	606,720
VMware, Inc., Class A(x)*	7,866	858,889
Workday, Inc., Class A*	14,460	1,523,939

		115,636,466

Technology Hardware, Storage & Peripherals (6.8%)
Apple, Inc.	578,403	89,143,470
NCR Corp.*	13,300	499,016
NetApp, Inc.	25,700	1,124,632
Western Digital Corp.	4,600	397,440

		91,164,558

Total Information Technology		497,371,542

Materials (3.8%)
Chemicals (2.8%)
Albemarle Corp.	2,300	313,513
Axalta Coating Systems Ltd.*	23,499	679,591
Celanese Corp.	9,092	948,023
Chemours Co. (The)	20,400	1,032,444
DowDuPont, Inc.	123,350	8,539,521
Ecolab, Inc.	28,441	3,657,797
FMC Corp.	14,758	1,318,037
Huntsman Corp.	10,700	293,394
International Flavors & Fragrances, Inc.	8,766	1,252,749
LyondellBasell Industries NV, Class A	15,600	1,545,180
Monsanto Co.	48,570	5,819,657
NewMarket Corp.	800	340,600
Platform Specialty Products Corp.*	11,100	123,765
PPG Industries, Inc.	26,400	2,868,624

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Praxair, Inc.	28,068	$3,922,222
RPM International, Inc.	13,200	677,688
Scotts Miracle-Gro Co. (The), Class A	4,493	437,349
Sherwin-Williams Co. (The)	9,071	3,247,781
Westlake Chemical Corp.	1,900	157,871
WR Grace & Co.	7,500	541,125

		37,716,931

Construction Materials (0.3%)
Eagle Materials, Inc.	5,200	554,840
Martin Marietta Materials, Inc.	6,336	1,306,673
Vulcan Materials Co.	13,500	1,614,600

		3,476,113

Containers & Packaging (0.6%)
AptarGroup, Inc.	1,600	138,096
Ardagh Group SA	1,000	21,410
Avery Dennison Corp.	9,200	904,728
Ball Corp.	21,148	873,412
Berry Global Group, Inc.*	14,300	810,095
Crown Holdings, Inc.*	10,103	603,351
Graphic Packaging Holding Co.	24,000	334,800
International Paper Co.	41,400	2,352,349
Owens-Illinois, Inc.*	14,000	352,240
Packaging Corp. of America	10,300	1,181,204
Sealed Air Corp.	10,900	465,648
Silgan Holdings, Inc.	8,100	238,383

		8,275,716

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.*	29,600	415,584
Royal Gold, Inc.	2,600	223,704
Southern Copper Corp.(x)	8,029	319,233
Steel Dynamics, Inc.	3,300	113,751

		1,072,272

Total Materials		50,541,032

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
American Tower Corp. (REIT)	46,820	6,399,357
Boston Properties, Inc. (REIT)	2,600	319,488
CoreSite Realty Corp. (REIT)	3,700	414,030
Crown Castle International Corp. (REIT)	44,517	4,450,810
CubeSmart (REIT)	13,500	350,460
CyrusOne, Inc. (REIT)	8,400	495,012
Digital Realty Trust, Inc. (REIT)	17,187	2,033,738
Douglas Emmett, Inc. (REIT)	12,900	508,518
Equinix, Inc. (REIT)	8,652	3,861,388
Equity LifeStyle Properties, Inc. (REIT)	9,000	765,720
Extra Space Storage, Inc. (REIT)	11,400	911,088
Federal Realty Investment Trust (REIT)	3,081	382,691
Gaming and Leisure Properties, Inc. (REIT)	7,100	261,919
Hudson Pacific Properties, Inc. (REIT)	1,700	57,001
Iron Mountain, Inc. (REIT)	25,276	983,236
Lamar Advertising Co. (REIT), Class A	8,100	555,093
Outfront Media, Inc. (REIT)	2,100	52,878
Public Storage (REIT)	16,362	3,501,304
SBA Communications Corp. (REIT)*	13,318	1,918,458
Simon Property Group, Inc. (REIT)	31,161	5,017,233
Tanger Factory Outlet Centers, Inc. (REIT)(x)	600	14,652
Taubman Centers, Inc. (REIT)	3,200	159,040

		33,413,114

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A *	14,243	539,525

Total Real Estate		33,952,639

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.9%)
Verizon Communications, Inc.	226,300	11,199,587
Zayo Group Holdings, Inc.*	20,541	707,021

		11,906,608

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	20,000	1,233,200

Total Telecommunication Services		13,139,808

Utilities (0.0%)
Independent Power and Renewable Electricity Producers (0.0%)
NRG Energy, Inc.	6,500	166,335

Total Utilities		166,335

Total Common Stocks (99.1%) (Cost $544,675,712)		1,324,339,716

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.7%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $510,000.(xx)	$500,000	500,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $2,100,280, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $2,143,144.(xx)	2,100,000	2,100,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $2,200,193, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $2,244,001.(xx)	2,200,000	2,200,000

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,100,115, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $1,122,005.(xx)	$1,100,000	$1,100,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $700,073, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $714,007.(xx)	700,000	700,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $2,100,210, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $2,142,011.(xx)	2,100,000	2,100,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $2,700,270, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $2,754,009.(xx)	2,700,000	2,700,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $716,902, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $731,176.(xx)	716,839	716,839
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $1,300,113, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,327,011.(xx)	1,300,000	1,300,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $1,400,291, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,429,089.(xx)	1,400,000	1,400,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $2,000,177, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $2,040,000.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $5,001,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $5,100,012.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $1,020,030.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		22,816,839

Total Short-Term Investments (1.7%) (Cost $22,816,839)		22,816,839

Total Investments (100.8%) (Cost $567,492,551)		1,347,156,555
Other Assets Less Liabilities (-0.8%)		(10,487,427)

Net Assets (100%)		$1,336,669,128

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $6,406,140.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $23,687,714. This was secured by cash collateral of $22,816,839 which was subsequently invested in joint repurchase agreements with a total value of $22,816,839, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,495,707 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/5/17-11/15/46.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	101	12/2017	USD	12,706,305	200,375

					200,375

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$235,123,275	$—	$—	$235,123,275
Consumer Staples	89,198,313	—	—	89,198,313
Energy	11,956,791	—	—	11,956,791
Financials	45,256,142	—	—	45,256,142
Health Care	182,333,710	—	—	182,333,710
Industrials	165,300,129	—	—	165,300,129
Information Technology	497,371,542	—	—	497,371,542
Materials	50,541,032	—	—	50,541,032
Real Estate	33,952,639	—	—	33,952,639
Telecommunication Services	13,139,808	—	—	13,139,808
Utilities	166,335	—	—	166,335
Futures	200,375	—	—	200,375
Short-Term Investments
Repurchase Agreements	—	22,816,839	—	22,816,839

Total Assets	$1,324,540,091	$22,816,839	$—	$1,347,356,930

Total Liabilities	$—	$—	$—	$—

Total	$1,324,540,091	$22,816,839	$—	$1,347,356,930

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$784,807,350
Aggregate gross unrealized depreciation	(5,148,459)

Net unrealized appreciation	$779,658,891

Federal income tax cost of investment securities and derivative instruments, if applicable	$567,698,039

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.6%)
Auto Components (0.2%)
Adient plc(x)	4,988	$418,942
BorgWarner, Inc.	10,100	517,423
Gentex Corp.	5,500	108,900
Goodyear Tire & Rubber Co. (The)	13,900	462,175
Lear Corp.	540	93,463

		1,600,903

Automobiles (0.8%)
Ford Motor Co.	208,100	2,490,957
General Motors Co.	70,600	2,850,828
Harley-Davidson, Inc.(x)	2,500	120,525

		5,462,310

Distributors (0.1%)
Genuine Parts Co.	4,800	459,120
LKQ Corp.*	14,000	503,860

		962,980

Diversified Consumer Services (0.1%)
Graham Holdings Co., Class B	224	131,062
H&R Block, Inc.	9,300	246,264

		377,326

Hotels, Restaurants & Leisure (0.7%)
Aramark	7,600	308,636
Carnival Corp.	21,788	1,406,851
Extended Stay America, Inc.	3,500	70,000
Hilton Worldwide Holdings, Inc.	1,166	80,979
Hyatt Hotels Corp., Class A*	2,425	149,841
International Game Technology plc(x)	5,200	127,660
MGM Resorts International	24,516	798,976
Norwegian Cruise Line Holdings Ltd.*	8,600	464,830
Royal Caribbean Cruises Ltd.	9,194	1,089,857
Yum China Holdings, Inc.*	2,700	107,919

		4,605,549

Household Durables (0.7%)
CalAtlantic Group, Inc.	3,600	131,868
DR Horton, Inc.	8,327	332,497
Garmin Ltd.	6,085	328,407
Leggett & Platt, Inc.	1,400	66,822
Lennar Corp., Class A	10,600	559,680
Lennar Corp., Class B	600	27,048
Mohawk Industries, Inc.*	3,127	773,964
Newell Brands, Inc.	25,600	1,092,353
PulteGroup, Inc.	10,400	284,232
Tempur Sealy International, Inc.(x)*	1,500	96,780
Toll Brothers, Inc.	4,475	185,578
Whirlpool Corp.	3,516	648,491

		4,527,720

Internet & Direct Marketing Retail (0.1%)
Liberty Expedia Holdings, Inc., Class A*	2,400	127,464
Liberty Interactive Corp. QVC Group, Class A*	8,189	193,015
Liberty Ventures*	3,600	207,180
TripAdvisor, Inc.(x)*	3,100	125,643

		653,302

Leisure Products (0.1%)
Brunswick Corp.	900	50,373
Hasbro, Inc.	1,500	146,505
Mattel, Inc.(x)	14,800	229,104

		425,982

Media (2.3%)
Charter Communications, Inc., Class A*	3,300	1,199,286
Cinemark Holdings, Inc.	5,700	206,397
Comcast Corp., Class A	18,900	727,272
Discovery Communications, Inc., Class A(x)*	8,100	172,449
Discovery Communications, Inc., Class C*	11,200	226,912
DISH Network Corp., Class A*	2,800	151,844
Interpublic Group of Cos., Inc. (The)	3,200	66,528
John Wiley & Sons, Inc., Class A	2,500	133,750
Liberty Broadband Corp., Class A*	1,321	124,412
Liberty Broadband Corp., Class C*	5,547	528,629
Liberty Media Corp.-Liberty Formula One, Class A(x)*	1,300	47,437
Liberty Media Corp.-Liberty Formula One, Class C*	9,200	350,428
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,686	196,343
Liberty Media Corp.-Liberty SiriusXM, Class C*	8,772	367,284
Lions Gate Entertainment Corp., Class A*	900	30,105
Lions Gate Entertainment Corp., Class B*	900	28,611
Madison Square Garden Co. (The), Class A*	800	171,280
News Corp., Class A	21,505	285,156
News Corp., Class B	6,800	92,820
Regal Entertainment Group, Class A(x)	3,200	51,200
Scripps Networks Interactive, Inc., Class A	2,100	180,369
Sirius XM Holdings, Inc.(x)	4,100	22,632
TEGNA, Inc.	12,173	162,266
Time Warner, Inc.	41,445	4,246,040
Tribune Media Co., Class A	3,700	151,182
Twenty-First Century Fox, Inc., Class A	52,820	1,393,392
Twenty-First Century Fox, Inc., Class B	22,200	572,538
Viacom, Inc., Class A(x)	100	3,670
Viacom, Inc., Class B	18,700	520,608
Walt Disney Co. (The)	26,500	2,612,105

		15,022,945

Multiline Retail (0.5%)
Dollar General Corp.	9,100	737,555
Dollar Tree, Inc.*	700	60,774
Kohl’s Corp.(x)	8,741	399,027
Macy’s, Inc.	16,290	355,448
Target Corp.	29,500	1,740,794

		3,293,598

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	2,800	277,760
AutoNation, Inc.(x)*	3,400	161,364
AutoZone, Inc.*	200	119,022
Bed Bath & Beyond, Inc.	7,300	171,331
Best Buy Co., Inc.	14,100	803,136
Burlington Stores, Inc.*	1,700	162,282
Dick’s Sporting Goods, Inc.	1,100	29,711
Foot Locker, Inc.	6,491	228,613
GameStop Corp., Class A(x)	5,692	117,597
Gap, Inc. (The)	11,500	339,595
L Brands, Inc.	10,800	449,388
Michaels Cos., Inc. (The)*	1,200	25,764
Murphy USA, Inc.*	1,846	127,374
Penske Automotive Group, Inc.	1,500	71,355
Sally Beauty Holdings, Inc.*	4,800	93,984

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Signet Jewelers Ltd.(x)	3,600	$239,580
Tiffany & Co.	5,800	532,324
Urban Outfitters, Inc.(x)*	4,600	109,940
Williams-Sonoma, Inc.(x)	3,700	184,482

		4,244,602

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	12,400	499,472
Michael Kors Holdings Ltd.*	6,800	325,380
PVH Corp.	4,100	516,846
Ralph Lauren Corp.	2,900	256,041
Skechers U.S.A., Inc., Class A*	4,000	100,360
Under Armour, Inc., Class A(x)*	2,700	44,496
Under Armour, Inc., Class C(x)*	2,700	40,554
VF Corp.	4,600	292,422

		2,075,571

Total Consumer Discretionary		43,252,788

Consumer Staples (8.6%)
Beverages (0.6%)
Brown-Forman Corp., Class A	400	22,276
Brown-Forman Corp., Class B	600	32,580
Coca-Cola Co. (The)	51,700	2,327,017
Molson Coors Brewing Co., Class B	9,249	755,088
PepsiCo, Inc.	9,900	1,103,157

		4,240,118

Food & Staples Retailing (2.2%)
Casey’s General Stores, Inc.(x)	2,100	229,845
CVS Health Corp.	54,375	4,421,775
Kroger Co. (The)	22,300	447,338
Rite Aid Corp.(x)*	30,000	58,800
US Foods Holding Corp.*	7,100	189,570
Walgreens Boots Alliance, Inc.	40,098	3,096,368
Wal-Mart Stores, Inc.	77,482	6,054,443

		14,498,139

Food Products (2.0%)
Archer-Daniels-Midland Co.	29,716	1,263,227
Bunge Ltd.	7,111	493,930
Campbell Soup Co.	3,300	154,506
Conagra Brands, Inc.	21,635	729,965
Flowers Foods, Inc.	9,400	176,814
General Mills, Inc.	8,900	460,664
Hain Celestial Group, Inc. (The)*	5,400	222,210
Hershey Co. (The)	800	87,336
Hormel Foods Corp.	14,400	462,816
Ingredion, Inc.	3,829	461,931
JM Smucker Co. (The)	5,719	600,095
Kellogg Co.	1,015	63,306
Kraft Heinz Co. (The)	32,100	2,489,355
Lamb Weston Holdings, Inc.	5,978	280,308
Mondelez International, Inc., Class A	78,362	3,186,198
Pilgrim’s Pride Corp.*	300	8,523
Pinnacle Foods, Inc.	6,500	371,605
Post Holdings, Inc.*	3,500	308,945
Seaboard Corp.	14	63,070
TreeHouse Foods, Inc.(x)*	2,100	142,233
Tyson Foods, Inc., Class A	14,824	1,044,351

		13,071,388

Household Products (2.4%)
Clorox Co. (The)	1,104	145,629
Colgate-Palmolive Co.	38,700	2,819,295
Kimberly-Clark Corp.	2,805	330,092
Procter & Gamble Co. (The)	129,489	11,780,909

		15,075,925

Personal Products (0.1%)
Coty, Inc., Class A	24,046	397,481
Edgewell Personal Care Co.*	2,894	210,596
Nu Skin Enterprises, Inc., Class A	2,000	122,960

		731,037

Tobacco (1.3%)
Philip Morris International, Inc.	75,100	8,336,851

Total Consumer Staples		55,953,458

Energy (10.7%)
Energy Equipment & Services (1.3%)
Baker Hughes a GE Co.	22,749	833,068
Halliburton Co.	15,000	690,450
Helmerich & Payne, Inc.(x)	5,456	284,312
Nabors Industries Ltd.	16,153	130,355
National Oilwell Varco, Inc.	19,749	705,632
Oceaneering International, Inc.	5,900	154,993
Patterson-UTI Energy, Inc.	9,757	204,312
RPC, Inc.(x)	200	4,958
Schlumberger Ltd.	74,266	5,180,796
Transocean Ltd.(x)*	19,000	204,440
Weatherford International plc(x)*	39,000	178,620

		8,571,936

Oil, Gas & Consumable Fuels (9.4%)
Anadarko Petroleum Corp.	29,886	1,459,931
Andeavor	8,152	840,879
Antero Resources Corp.(x)*	6,200	123,380
Apache Corp.	19,258	882,016
Cabot Oil & Gas Corp.	7,500	200,625
Centennial Resource Development, Inc., Class A(x)*	5,900	106,023
Cheniere Energy, Inc.*	3,700	166,648
Chesapeake Energy Corp.(x)*	44,997	193,487
Chevron Corp.	100,607	11,821,322
Cimarex Energy Co.	300	34,101
Concho Resources, Inc.*	7,700	1,014,244
ConocoPhillips	64,670	3,236,734
CONSOL Energy, Inc.*	10,800	182,952
Continental Resources, Inc.(x)*	2,600	100,386
Devon Energy Corp.	26,035	955,745
Diamondback Energy, Inc.*	3,700	362,452
Energen Corp.*	4,840	264,651
EOG Resources, Inc.	27,900	2,699,046
EQT Corp.	9,205	600,534
Extraction Oil & Gas, Inc.(x)*	6,400	98,496
Exxon Mobil Corp.	226,099	18,535,595
Gulfport Energy Corp.*	7,600	108,984
Hess Corp.	15,118	708,883
HollyFrontier Corp.	9,000	323,730
Kinder Morgan, Inc.	102,800	1,971,704
Kosmos Energy Ltd.(x)*	8,800	70,048
Marathon Oil Corp.	45,348	614,919
Marathon Petroleum Corp.	26,548	1,488,812
Murphy Oil Corp.(x)	8,987	238,695
Noble Energy, Inc.	25,158	713,481
Occidental Petroleum Corp.	40,810	2,620,410
Parsley Energy, Inc., Class A*	4,200	110,628
PBF Energy, Inc., Class A(x)	5,900	162,899
Phillips 66	23,335	2,137,719
Pioneer Natural Resources Co.	9,100	1,342,614
QEP Resources, Inc.*	14,354	123,014
Range Resources Corp.	11,387	222,844
Rice Energy, Inc.*	4,400	127,336
RSP Permian, Inc.*	3,500	121,065
SM Energy Co.(x)	6,000	106,440
Southwestern Energy Co.*	26,900	164,359
Targa Resources Corp.	10,200	482,460
Valero Energy Corp.	23,886	1,837,550

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Whiting Petroleum Corp.*	19,200	$104,832
Williams Cos., Inc. (The)	37,700	1,131,377
World Fuel Services Corp.	3,800	128,858
WPX Energy, Inc.*	19,901	228,862

		61,271,770

Total Energy		69,843,706

Financials (25.7%)
Banks (12.3%)
Associated Banc-Corp.	8,802	213,449
Bank of America Corp.	524,772	13,297,722
Bank of Hawaii Corp.	1,824	152,049
Bank of the Ozarks, Inc.	3,300	158,565
BankUnited, Inc.	5,300	188,521
BB&T Corp.	43,233	2,029,357
BOK Financial Corp.	1,396	124,356
CIT Group, Inc.	7,244	355,318
Citigroup, Inc.	145,042	10,550,355
Citizens Financial Group, Inc.	27,100	1,026,277
Comerica, Inc.	9,405	717,225
Commerce Bancshares, Inc.	4,158	240,208
Cullen/Frost Bankers, Inc.(x)	3,147	298,713
East West Bancorp, Inc.	7,234	432,449
Fifth Third Bancorp	40,088	1,121,662
First Hawaiian, Inc.	2,800	84,812
First Horizon National Corp.	12,784	244,814
First Republic Bank	1,600	167,136
FNB Corp.	17,100	239,913
Huntington Bancshares, Inc.	57,625	804,445
JPMorgan Chase & Co.	188,604	18,013,569
KeyCorp	58,283	1,096,886
M&T Bank Corp.	7,759	1,249,509
PacWest Bancorp	6,600	333,366
People’s United Financial, Inc.	17,110	310,375
Pinnacle Financial Partners, Inc.	2,700	180,765
PNC Financial Services Group, Inc. (The)	25,889	3,489,061
Popular, Inc.	5,732	206,008
Prosperity Bancshares, Inc.	3,500	230,055
Regions Financial Corp.	64,168	977,279
Signature Bank*	1,200	153,648
SunTrust Banks, Inc.	25,774	1,540,512
SVB Financial Group*	700	130,963
Synovus Financial Corp.	5,991	275,945
TCF Financial Corp.	9,449	161,011
US Bancorp	84,550	4,531,035
Webster Financial Corp.	4,900	257,495
Wells Fargo & Co.	239,134	13,188,240
Western Alliance Bancorp*	2,200	116,776
Zions Bancorp	10,668	503,316

		79,393,160

Capital Markets (4.0%)
Affiliated Managers Group, Inc.	3,000	569,490
Ameriprise Financial, Inc.	810	120,293
Bank of New York Mellon Corp. (The)	53,899	2,857,725
BGC Partners, Inc., Class A	9,100	131,677
BlackRock, Inc.	6,564	2,934,699
Charles Schwab Corp. (The)	13,000	568,620
CME Group, Inc.	18,100	2,455,808
E*TRADE Financial Corp.*	14,722	642,026
Federated Investors, Inc., Class B(x)	3,700	109,890
Franklin Resources, Inc.	17,800	792,278
Goldman Sachs Group, Inc. (The)	19,627	4,655,329
Interactive Brokers Group, Inc., Class A	3,319	149,488
Intercontinental Exchange, Inc.	16,285	1,118,780
Invesco Ltd.	18,231	638,814
Lazard Ltd., Class A	600	27,132
Legg Mason, Inc.	3,526	138,607
Morgan Stanley	70,567	3,399,212
Morningstar, Inc.	100	8,499
Nasdaq, Inc.	6,174	478,917
Northern Trust Corp.	11,181	1,027,869
Raymond James Financial, Inc.	5,092	429,408
State Street Corp.‡	18,928	1,808,381
T. Rowe Price Group, Inc.	10,600	960,890
TD Ameritrade Holding Corp.	1,500	73,200

		26,097,032

Consumer Finance (1.4%)
Ally Financial, Inc.	23,400	567,684
American Express Co.	39,000	3,527,939
Capital One Financial Corp.	24,030	2,034,380
Credit Acceptance Corp.(x)*	100	28,017
Discover Financial Services	19,519	1,258,585
Navient Corp.	15,089	226,637
OneMain Holdings, Inc.*	2,900	81,751
Santander Consumer USA Holdings, Inc.*	5,900	90,683
SLM Corp.*	23,389	268,272
Synchrony Financial	42,093	1,306,988

		9,390,936

Diversified Financial Services (3.0%)
Berkshire Hathaway, Inc., Class B*	102,598	18,808,266
Leucadia National Corp.	13,113	331,103
Voya Financial, Inc.	9,400	374,966

		19,514,335

Insurance (4.7%)
Aflac, Inc.	20,715	1,685,994
Alleghany Corp.*	780	432,128
Allstate Corp. (The)	14,088	1,294,828
American Financial Group, Inc.	3,391	350,799
American International Group, Inc.	42,206	2,591,025
American National Insurance Co.	482	56,915
Arch Capital Group Ltd.*	5,901	581,249
Arthur J Gallagher & Co.	3,000	184,650
Aspen Insurance Holdings Ltd.	2,201	88,920
Assurant, Inc.	2,361	225,523
Assured Guaranty Ltd.	6,354	239,864
Athene Holding Ltd., Class A*	5,700	306,888
Axis Capital Holdings Ltd.	4,606	263,970
Brighthouse Financial, Inc.*	4,448	270,438
Brown & Brown, Inc.	5,985	288,417
Chubb Ltd.	24,886	3,547,498
Cincinnati Financial Corp.	7,756	593,877
CNA Financial Corp.	1,660	83,415
Erie Indemnity Co., Class A	400	48,228
Everest Re Group Ltd.	2,212	505,199
First American Financial Corp.	5,900	294,823
FNF Group	13,338	633,021
Hanover Insurance Group, Inc. (The)	2,059	199,579
Hartford Financial Services Group, Inc. (The)	19,499	1,080,830
Lincoln National Corp.	11,914	875,441
Loews Corp.	14,885	712,396
Markel Corp.*	697	744,382
Mercury General Corp.	1,474	83,561
MetLife, Inc.	47,930	2,489,963
Old Republic International Corp.	13,784	271,407
Principal Financial Group, Inc.	14,184	912,599
ProAssurance Corp.	2,800	153,020
Prudential Financial, Inc.	22,911	2,435,898

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Reinsurance Group of America, Inc.	3,403	$474,821
RenaissanceRe Holdings Ltd.	1,951	263,658
Torchmark Corp.	6,162	493,515
Travelers Cos., Inc. (The)	14,575	1,785,729
Unum Group	12,189	623,224
Validus Holdings Ltd.	4,127	203,090
White Mountains Insurance Group Ltd.	225	192,825
Willis Towers Watson plc	6,800	1,048,764
WR Berkley Corp.	4,564	304,601
XL Group Ltd.	9,245	364,715

		30,281,687

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AGNC Investment Corp. (REIT)	18,500	401,080
Annaly Capital Management, Inc. (REIT)	54,295	661,856
Chimera Investment Corp. (REIT)	9,958	188,405
MFA Financial, Inc. (REIT)	22,100	193,596
New Residential Investment Corp. (REIT)	16,400	274,372
Starwood Property Trust, Inc. (REIT)	13,600	295,392
Two Harbors Investment Corp. (REIT)	15,400	155,232

		2,169,933

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	22,695	292,538
TFS Financial Corp.	1,543	24,889
		317,427

Total Financials		167,164,510

Health Care (13.7%)
Biotechnology (1.2%)
Agios Pharmaceuticals, Inc.*	200	13,350
Alexion Pharmaceuticals, Inc.*	2,200	308,638
Alnylam Pharmaceuticals, Inc.*	600	70,494
Amgen, Inc.	28,000	5,220,600
Biogen, Inc.*	700	219,184
Gilead Sciences, Inc.	19,800	1,604,196
Intrexon Corp.(x)*	800	15,208
Juno Therapeutics, Inc.(x)*	3,400	152,524
OPKO Health, Inc.(x)*	15,700	107,702
United Therapeutics Corp.*	2,400	281,256

		7,993,152

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	90,326	4,819,795
Alere, Inc.(x)*	3,876	197,637
Baxter International, Inc.	24,123	1,513,718
Cooper Cos., Inc. (The)	626	148,431
Danaher Corp.	32,700	2,805,006
DENTSPLY SIRONA, Inc.	12,000	717,720
Hill-Rom Holdings, Inc.	305	22,570
Hologic, Inc.*	6,400	234,816
Medtronic plc	67,903	5,280,817
STERIS plc	4,500	397,800
Teleflex, Inc.	1,972	477,165
Zimmer Biomet Holdings, Inc.	10,759	1,259,771

		17,875,246

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.(x)*	4,200	200,592
Aetna, Inc.	11,697	1,859,940
Anthem, Inc.	14,126	2,682,244
Brookdale Senior Living, Inc.*	11,200	118,720
Cardinal Health, Inc.	16,878	1,129,476
Centene Corp.*	7,964	770,676
Cigna Corp.	1,600	299,104
DaVita, Inc.*	8,300	492,937
Envision Healthcare Corp.*	6,167	277,207
Express Scripts Holding Co.*	28,700	1,817,284
HCA Healthcare, Inc.*	14,700	1,169,973
Humana, Inc.	332	80,885
Laboratory Corp. of America Holdings*	5,480	827,316
LifePoint Health, Inc.*	1,633	94,551
McKesson Corp.	10,100	1,551,461
MEDNAX, Inc.*	4,900	211,288
Patterson Cos., Inc.	4,000	154,600
Premier, Inc., Class A*	1,700	55,369
Quest Diagnostics, Inc.	7,310	684,508
Universal Health Services, Inc., Class B	4,600	510,324
WellCare Health Plans, Inc.*	200	34,348

		15,022,803

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	12,700	815,340
Bio-Rad Laboratories, Inc., Class A*	1,010	224,442
Bruker Corp.	3,500	104,125
PerkinElmer, Inc.	4,415	304,503
QIAGEN NV*	8,211	258,647
Quintiles IMS Holdings, Inc.*	2,300	218,661
Thermo Fisher Scientific, Inc.	11,695	2,212,693
VWR Corp.*	4,000	132,440

		4,270,851

Pharmaceuticals (6.8%)
Akorn, Inc.*	200	6,638
Allergan plc	17,900	3,668,605
Bristol-Myers Squibb Co.	44,700	2,849,178
Endo International plc*	11,300	96,785
Johnson & Johnson	121,802	15,835,479
Mallinckrodt plc*	5,325	198,995
Merck & Co., Inc.	137,672	8,815,138
Mylan NV*	28,500	894,045
Perrigo Co. plc	6,800	575,620
Pfizer, Inc.	315,300	11,256,210

		44,196,693

Total Health Care		89,358,745

Industrials (8.4%)
Aerospace & Defense (1.8%)
Arconic, Inc.	20,893	519,818
General Dynamics Corp.	8,203	1,686,373
Hexcel Corp.	1,600	91,872
Huntington Ingalls Industries, Inc.	400	90,576
L3 Technologies, Inc.	4,180	787,637
Lockheed Martin Corp.	1,300	403,377
Orbital ATK, Inc.	3,176	422,916
Raytheon Co.	9,732	1,815,797
Spirit AeroSystems Holdings, Inc., Class A	6,399	497,330
Teledyne Technologies, Inc.*	1,900	302,442
Textron, Inc.	14,339	772,585
United Technologies Corp.	39,900	4,631,592

		12,022,315

Air Freight & Logistics (0.0%)
Expeditors International of
Washington, Inc.	3,000	179,580
XPO Logistics, Inc.*	1,600	108,448

		288,028

Airlines (0.6%)
Alaska Air Group, Inc.	1,200	91,524
American Airlines Group, Inc.	13,500	641,115
Copa Holdings SA, Class A	1,500	186,795
Delta Air Lines, Inc.	35,200	1,697,344

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
JetBlue Airways Corp.*	16,400	$303,892
Spirit Airlines, Inc.*	3,900	130,299
United Continental Holdings, Inc.*	15,000	913,200

		3,964,169

Building Products (0.5%)
Fortune Brands Home & Security, Inc.	600	40,338
Johnson Controls International plc	49,984	2,013,855
Lennox International, Inc.(x)	200	35,794
Masco Corp.	6,400	249,664
Owens Corning	5,868	453,890
USG Corp.*	4,800	156,720

		2,950,261

Commercial Services & Supplies (0.3%)
Clean Harbors, Inc.*	800	45,360
Pitney Bowes, Inc.	9,900	138,699
Republic Services, Inc.	12,232	808,046
Stericycle, Inc.*	4,400	315,128
Waste Management, Inc.	4,249	332,569

		1,639,802

Construction & Engineering (0.2%)
AECOM*	7,694	283,216
Fluor Corp.	7,000	294,700
Jacobs Engineering Group, Inc.	6,578	383,300
Quanta Services, Inc.*	6,164	230,349
Valmont Industries, Inc.	1,200	189,720

		1,381,285

Electrical Equipment (0.8%)
Acuity Brands, Inc.	700	119,896
AMETEK, Inc.	9,800	647,192
Eaton Corp. plc	23,874	1,833,284
Emerson Electric Co.	29,400	1,847,496
Hubbell, Inc.	1,090	126,462
Regal Beloit Corp.	2,352	185,808
Sensata Technologies Holding NV*	4,400	211,508

		4,971,646

Industrial Conglomerates (1.8%)
Carlisle Cos., Inc.	3,329	333,865
General Electric Co.	382,018	9,237,196
Honeywell International, Inc.	16,900	2,395,407
Roper Technologies, Inc.	300	73,020

		12,039,488

Machinery (1.4%)
AGCO Corp.	3,321	244,990
Caterpillar, Inc.	2,900	361,659
Colfax Corp.*	4,700	195,708
Crane Co.(x)	2,741	219,253
Cummins, Inc.	5,700	957,771
Donaldson Co., Inc.	400	18,376
Dover Corp.	7,323	669,249
Flowserve Corp.	7,000	298,130
Fortive Corp.	1,600	113,264
IDEX Corp.	260	31,582
Ingersoll-Rand plc	6,831	609,120
ITT, Inc.	5,000	221,350
Oshkosh Corp.	4,000	330,160
PACCAR, Inc.	18,300	1,323,823
Parker-Hannifin Corp.	966	169,069
Pentair plc	8,536	580,107
Snap-on, Inc.	2,700	402,327
Stanley Black & Decker, Inc.	7,368	1,112,347
Terex Corp.(x)	4,768	214,655
Timken Co. (The)	2,966	143,999
Trinity Industries, Inc.	7,406	236,251
Wabtec Corp.(x)	3,100	234,825
Xylem, Inc.	4,713	295,175

		8,983,190

Marine (0.0%)
Kirby Corp.*	3,100	204,445

Professional Services (0.3%)
Dun & Bradstreet Corp. (The)	1,200	139,692
IHS Markit Ltd.*	9,000	396,720
ManpowerGroup, Inc.	3,667	432,046
Nielsen Holdings plc	19,030	788,793

		1,757,251

Road & Rail (0.6%)
AMERCO	300	112,470
CSX Corp.	4,800	260,448
Genesee & Wyoming, Inc., Class A*	2,800	207,228
Kansas City Southern	5,300	576,004
Norfolk Southern Corp.	15,501	2,049,852
Old Dominion Freight Line, Inc.	1,400	154,154
Ryder System, Inc.	2,609	220,591
Union Pacific Corp.	4,000	463,880

		4,044,627

Trading Companies & Distributors (0.1%)
Air Lease Corp.	4,800	204,576
MSC Industrial Direct Co., Inc., Class A	1,500	113,355
WESCO International, Inc.*	2,892	168,459
WW Grainger, Inc.	200	35,950

		522,340

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	4,300	310,374

Total Industrials		55,079,221

Information Technology (8.1%)
Communications Equipment (1.8%)
ARRIS International plc*	9,600	273,504
Brocade Communications Systems, Inc.	22,308	266,581
Cisco Systems, Inc.	266,700	8,969,120
CommScope Holding Co., Inc.*	5,000	166,050
EchoStar Corp., Class A*	2,359	135,006
Harris Corp.	4,790	630,747
Juniper Networks, Inc.	19,400	539,902
Motorola Solutions, Inc.	7,700	653,499

		11,634,409

Electronic Equipment, Instruments & Components (0.5%)
Arrow Electronics, Inc.*	4,495	361,443
Avnet, Inc.	7,058	277,379
Corning, Inc.	44,267	1,324,469
Dolby Laboratories, Inc., Class A	3,100	178,312
FLIR Systems, Inc.	3,400	132,294
Jabil, Inc.	8,918	254,609
Keysight Technologies, Inc.*	9,800	408,268
National Instruments Corp.	1,200	50,604
Trimble, Inc.*	2,900	113,825

		3,101,203

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	9,000	438,480
eBay, Inc.*	53,100	2,042,226
LogMeIn, Inc.	1,000	110,050
Twitter, Inc.*	33,400	563,458
Zillow Group, Inc., Class A*	1,000	40,150
Zillow Group, Inc., Class C*	2,000	80,420

		3,274,784

IT Services (0.7%)
Amdocs Ltd.	7,271	467,671

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Booz Allen Hamilton Holding Corp.	700	$26,173
Conduent, Inc.*	11,100	173,937
CoreLogic, Inc.*	2,035	94,058
DST Systems, Inc.	2,900	159,152
Fidelity National Information Services, Inc.	7,552	705,281
International Business Machines Corp.	14,400	2,089,152
Leidos Holdings, Inc.	7,550	447,111
Sabre Corp.(x)	2,400	43,440
Teradata Corp.*	6,900	233,151
WEX, Inc.*	400	44,888

		4,484,014

Semiconductors & Semiconductor Equipment (2.5%)
Cypress Semiconductor Corp.(x)	16,100	241,822
First Solar, Inc.*	4,000	183,520
Intel Corp.	250,811	9,550,882
Marvell Technology Group Ltd.	21,500	384,850
Micron Technology, Inc.*	13,629	536,029
Microsemi Corp.*	1,200	61,776
NXP Semiconductors NV*	7,700	870,793
ON Semiconductor Corp.*	1,200	22,164
Qorvo, Inc.*	3,200	226,176
QUALCOMM, Inc.	79,000	4,095,360
Teradyne, Inc.	700	26,103
Versum Materials, Inc.	5,300	205,746
Xilinx, Inc.	700	49,581

		16,454,802

Software (1.4%)
Autodesk, Inc.*	2,100	235,746
CA, Inc.	16,258	542,692
FireEye, Inc.*	9,400	157,638
Guidewire Software, Inc.*	2,400	186,864
Nuance Communications, Inc.*	15,300	240,516
Oracle Corp.	140,500	6,793,175
SS&C Technologies Holdings, Inc.	400	16,060
Synopsys, Inc.*	7,186	578,689
Zynga, Inc., Class A*	36,500	137,970

		8,889,350

Technology Hardware, Storage & Peripherals (0.7%)
Hewlett Packard Enterprise Co.	88,500	1,301,835
HP, Inc.	90,500	1,806,379
NetApp, Inc.	2,100	91,896
Western Digital Corp.	13,369	1,155,082
Xerox Corp.	12,275	408,635
		4,763,827

Total Information Technology		52,602,389

Materials (2.8%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	11,400	1,723,908
Albemarle Corp.	4,825	657,696
Ashland Global Holdings, Inc.	3,417	223,438
Cabot Corp.	3,535	197,253
Celanese Corp.	3,000	312,810
CF Industries Holdings, Inc.	12,400	435,984
DowDuPont, Inc.	65,210	4,514,488
Eastman Chemical Co.	7,800	705,822
Huntsman Corp.	5,501	150,837
LyondellBasell Industries NV, Class A	9,900	980,595
Mosaic Co. (The)	19,500	421,005
Olin Corp.	8,800	301,400
Platform Specialty Products Corp.*	6,400	71,360
PPG Industries, Inc.	1,000	108,660
Praxair, Inc.	1,900	265,506
RPM International, Inc.	600	30,804
Scotts Miracle-Gro Co. (The), Class A	100	9,734
Valvoline, Inc.	10,080	236,376
Westlake Chemical Corp.	900	74,781

		11,422,457

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	300	61,869
Vulcan Materials Co.	482	57,647

		119,516

Containers & Packaging (0.4%)
AptarGroup, Inc.	2,299	198,427
Ardagh Group SA(x)	500	10,705
Avery Dennison Corp.	381	37,468
Ball Corp.	8,300	342,790
Bemis Co., Inc.	4,771	217,414
Crown Holdings, Inc.*	2,100	125,412
Graphic Packaging Holding Co.	5,200	72,540
International Paper Co.	1,975	112,220
Owens-Illinois, Inc.*	1,900	47,804
Sealed Air Corp.	5,100	217,872
Sonoco Products Co.	4,582	231,162
WestRock Co.	13,289	753,884

		2,367,698

Metals & Mining (0.7%)
Alcoa Corp.*	9,831	458,321
Freeport-McMoRan, Inc.*	58,000	814,320
Newmont Mining Corp.	28,500	1,069,035
Nucor Corp.	17,020	953,801
Reliance Steel & Aluminum Co.	3,809	290,132
Royal Gold, Inc.	2,200	189,288
Southern Copper Corp.(x)	500	19,880
Steel Dynamics, Inc.	11,001	379,204
Tahoe Resources, Inc.	16,500	86,955
United States Steel Corp.(x)	8,524	218,726

		4,479,662

Paper & Forest Products (0.0%)
Domtar Corp.	3,046	132,166

Total Materials		18,521,499

Real Estate (4.8%)
Equity Real Estate Investment Trusts (REITs) (4.6%)
Alexandria Real Estate Equities, Inc. (REIT)	4,542	540,362
American Campus Communities, Inc. (REIT)	7,200	317,880
American Homes 4 Rent, (REIT) Class A	12,100	262,691
Apartment Investment & Management Co., (REIT) Class A	7,864	344,915
Apple Hospitality REIT, Inc. (REIT)	11,200	211,792
AvalonBay Communities, Inc. (REIT)	7,357	1,312,636
Boston Properties, Inc. (REIT)	7,029	863,724
Brandywine Realty Trust (REIT)	10,153	177,576
Brixmor Property Group, Inc. (REIT)	16,300	306,440
Camden Property Trust (REIT)	4,688	428,718
Colony NorthStar, Inc., (REIT) Class A	28,693	360,384
Columbia Property Trust, Inc. (REIT)	6,900	150,213
CoreCivic, Inc. (REIT)	6,534	174,915
Corporate Office Properties Trust (REIT)	5,267	172,916
CubeSmart (REIT)	3,100	80,476

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CyrusOne, Inc. (REIT)	500	$29,465
DCT Industrial Trust, Inc. (REIT)	5,000	289,600
DDR Corp. (REIT)	17,912	164,074
Digital Realty Trust, Inc. (REIT)	2,600	307,658
Douglas Emmett, Inc. (REIT)	1,449	57,120
Duke Realty Corp. (REIT)	19,302	556,284
Empire State Realty Trust, Inc., (REIT) Class A	6,800	139,672
EPR Properties (REIT)	3,500	244,090
Equity Commonwealth (REIT) *	6,717	204,197
Equity Residential (REIT)	19,009	1,253,263
Essex Property Trust, Inc. (REIT)	3,480	884,024
Extra Space Storage, Inc. (REIT)	1,000	79,920
Federal Realty Investment Trust (REIT)	2,400	298,104
Forest City Realty Trust, Inc. (REIT), Class A	12,360	315,304
Gaming and Leisure Properties, Inc. (REIT)	7,100	261,919
GGP, Inc. (REIT)	32,559	676,250
HCP, Inc. (REIT)	25,091	698,283
Healthcare Trust of America, Inc. (REIT), Class A	10,450	311,410
Highwoods Properties, Inc. (REIT)	5,300	276,077
Hospitality Properties Trust (REIT)	8,891	253,305
Host Hotels & Resorts, Inc. (REIT)	38,990	720,925
Hudson Pacific Properties, Inc. (REIT)	7,500	251,475
Invitation Homes, Inc. (REIT)(x)	4,400	99,660
Iron Mountain, Inc. (REIT)	1,800	70,020
JBG SMITH Properties (REIT)*	4,578	156,613
Kilroy Realty Corp. (REIT)	5,100	362,712
Kimco Realty Corp. (REIT)	20,433	399,465
Lamar Advertising Co. (REIT), Class A	500	34,265
Liberty Property Trust (REIT)	8,022	329,383
Life Storage, Inc. (REIT)	2,400	196,344
Macerich Co. (REIT) (The)	7,270	399,632
Medical Properties Trust, Inc. (REIT)	19,300	253,409
Mid-America Apartment Communities, Inc. (REIT)	5,759	615,522
National Retail Properties, Inc. (REIT)	8,200	341,612
Omega Healthcare Investors, Inc. (REIT)(x)	10,400	331,864
Outfront Media, Inc. (REIT)	7,031	177,041
Paramount Group, Inc. (REIT)	10,000	160,000
Park Hotels & Resorts, Inc. (REIT)	6,857	188,979
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,030	161,885
Prologis, Inc. (REIT)	28,086	1,782,337
Rayonier, Inc. (REIT)	6,400	184,896
Realty Income Corp. (REIT)	14,526	830,742
Regency Centers Corp. (REIT)	7,975	494,769
Retail Properties of America, Inc. (REIT), Class A	13,200	173,316
Senior Housing Properties Trust (REIT)	11,479	224,414
Simon Property Group, Inc. (REIT)	1,600	257,616
SL Green Realty Corp. (REIT)	4,970	503,560
Spirit Realty Capital, Inc. (REIT)	26,300	225,391
STORE Capital Corp. (REIT)	7,800	193,986
Sun Communities, Inc. (REIT)	3,600	308,448
Tanger Factory Outlet Centers, Inc. (REIT)(x)	4,700	114,774
Taubman Centers, Inc. (REIT)	1,601	79,570
UDR, Inc. (REIT)	14,112	536,679
Uniti Group, Inc. (REIT)(x)	8,842	129,624
Ventas, Inc. (REIT)	18,936	1,233,302
VEREIT, Inc. (REIT)	53,700	445,173
Vornado Realty Trust (REIT)	9,156	703,913
Weingarten Realty Investors (REIT)	6,502	206,373
Welltower, Inc. (REIT)	19,570	1,375,379
Weyerhaeuser Co. (REIT)	39,871	1,356,810
WP Carey, Inc. (REIT)(x)	5,700	384,123

		30,001,658

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	8,800	333,344
Howard Hughes Corp. (The)(x)*	1,947	229,610
Jones Lang LaSalle, Inc.	2,500	308,750
Realogy Holdings Corp.	6,300	207,585

		1,079,289

Total Real Estate		31,080,947

Telecommunication Services (3.1%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	327,462	12,826,687
CenturyLink, Inc.(x)	28,108	531,241
Level 3 Communications, Inc.*	15,800	841,982
Verizon Communications, Inc.	109,100	5,399,359

		19,599,269

Wireless Telecommunication Services (0.1%)
Sprint Corp.(x)*	33,511	260,716
Telephone & Data Systems, Inc.	5,246	146,311
T-Mobile US, Inc.*	6,000	369,960
United States Cellular Corp.*	771	27,293

		804,280

Total Telecommunication Services		20,403,549

Utilities (6.1%)
Electric Utilities (3.6%)
Alliant Energy Corp.	11,386	473,316
American Electric Power Co., Inc.	26,354	1,851,105
Avangrid, Inc.(x)	3,200	151,744
Duke Energy Corp.	37,393	3,138,021
Edison International	16,976	1,310,038
Entergy Corp.	9,569	730,689
Eversource Energy	16,967	1,025,485
Exelon Corp.	49,753	1,874,196
FirstEnergy Corp.	24,063	741,862
Great Plains Energy, Inc.	11,935	361,631
Hawaiian Electric Industries, Inc.	5,204	173,657
NextEra Energy, Inc.	24,984	3,661,405
OGE Energy Corp.	10,684	384,945
PG&E Corp.	27,309	1,859,470
Pinnacle West Capital Corp.	5,951	503,217
PPL Corp.	36,574	1,387,983
Southern Co. (The)	53,196	2,614,051
Westar Energy, Inc.	7,528	373,389
Xcel Energy, Inc.	27,119	1,283,271

		23,899,475

Gas Utilities (0.2%)
Atmos Energy Corp.	5,627	471,767
National Fuel Gas Co.(x)	4,044	228,931
UGI Corp.	9,537	446,904

		1,147,602

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp.	36,586	403,178
Calpine Corp.*	17,047	251,443
NRG Energy, Inc.	12,794	327,398

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Vistra Energy Corp.	12,900	$241,101

		1,223,120

Multi-Utilities (1.9%)
Ameren Corp.	12,925	747,582
CenterPoint Energy, Inc.	22,982	671,304
CMS Energy Corp.	14,870	688,778
Consolidated Edison, Inc.	16,377	1,321,296
Dominion Energy, Inc.	34,221	2,632,622
DTE Energy Co.	9,501	1,020,027
MDU Resources Group, Inc.	9,146	237,339
NiSource, Inc.	17,272	441,990
Public Service Enterprise Group, Inc.	26,958	1,246,808
SCANA Corp.	7,194	348,837
Sempra Energy	13,359	1,524,663
Vectren Corp.	4,614	303,463
WEC Energy Group, Inc.	16,886	1,060,103

		12,244,812

Water Utilities (0.2%)
American Water Works Co., Inc.	9,483	767,270
Aqua America, Inc.	9,871	327,618

		1,094,888

Total Utilities		39,609,897

Total Common Stocks (98.6%) (Cost $468,587,586)		642,870,709

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.1%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $700,093, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $714,381.(xx)	$700,000	700,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $600,053, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $612,000.(xx)	600,000	600,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $200,021, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $204,002.(xx)	200,000	200,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $300,031, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $306,001.(xx)	300,000	300,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $600,060, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $612,003.(xx)	600,000	600,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $800,080, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $816,003.(xx)	800,000	800,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,241,463, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,266,180.(xx)	1,241,353	1,241,353
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $400,035, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $408,311.(xx)	400,000	400,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $400,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $408,311.(xx)	400,000	400,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $1,020,000.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $1,000,204, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $1,020,002.(xx)	$1,000,000	$1,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $510,015.(xx)	500,000	500,000

Total Repurchase Agreements		7,741,353

U.S. Treasury Obligation (0.1%)
U.S. Treasury Bills
1.05%, 2/1/18#(p)	385,000	383,611

Total Short-Term Investments (1.2%) (Cost $8,124,887)		8,124,964

Total Investments (99.8%) (Cost $476,712,473)		650,995,673
Other Assets Less Liabilities (0.2%)		1,515,212

Net Assets (100%)		$652,510,885

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $383,611.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $7,758,176. This was secured by cash collateral of $7,741,353 which was subsequently invested in joint repurchase agreements with a total value of $7,741,353, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $240,308 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/05/17-11/15/46.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
State Street Corp.	18,928	1,719,788	39,598	(325,118)	120,174	253,939	1,808,381	23,589	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	67	12/2017	USD	8,428,935	168,169
S&P Midcap 400 E-Mini Index	2	12/2017	USD	359,140	16,060

					184,229

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$43,252,788	$—	$—	$43,252,788
Consumer Staples	55,953,458	—	—	55,953,458
Energy	69,843,706	—	—	69,843,706
Financials	167,164,510	—	—	167,164,510
Health Care	89,358,745	—	—	89,358,745
Industrials	55,079,221	—	—	55,079,221
Information Technology	52,602,389	—	—	52,602,389
Materials	18,521,499	—	—	18,521,499
Real Estate	31,080,947	—	—	31,080,947
Telecommunication Services	20,403,549	—	—	20,403,549
Utilities	39,609,897	—	—	39,609,897
Futures	184,229	—	—	184,229
Short-Term Investments
Repurchase Agreements	—	7,741,353	—	7,741,353
U.S. Treasury Obligations	—	383,611	—	383,611

Total Assets	$643,054,938	$8,124,964	$—	$651,179,902

Total Liabilities	$—	$—	$—	$—

Total	$643,054,938	$8,124,964	$—	$651,179,902

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$196,364,102
Aggregate gross unrealized depreciation	(25,491,017)

Net unrealized appreciation	$170,873,085

Federal income tax cost of investment securities and derivative instruments, if applicable	$480,306,817

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.6%)
Brambles Ltd.	1,110,848	$7,842,142
Caltex Australia Ltd.	299,241	7,534,661
Oil Search Ltd.	1,567,410	8,606,334

		23,983,137

Brazil (0.6%)
Ambev SA (ADR)	1,324,639	8,729,371

Canada (4.3%)
Canadian National Railway Co.	446,121	36,961,125
Element Fleet Management Corp.	761,687	5,646,648
Ritchie Bros Auctioneers, Inc.	318,073	10,056,485
Suncor Energy, Inc.	374,479	13,124,397

		65,788,655

China (4.3%)
Alibaba Group Holding Ltd. (ADR)*	234,885	40,566,988
Baidu, Inc. (ADR)*	94,152	23,320,509
China Resources Beer Holdings Co. Ltd.	504,000	1,364,586

		65,252,083

Denmark (1.0%)
Carlsberg A/S, Class B	17,625	1,928,708
Novo Nordisk A/S, Class B	267,682	12,796,868

		14,725,576

France (17.7%)
Air Liquide SA	164,363	21,922,312
Danone SA	369,080	28,951,633
Dassault Systemes SE	167,952	16,989,826
Essilor International SA	135,171	16,734,714
Kering	73,897	29,437,564
Legrand SA	90,949	6,565,649
L’Oreal SA	175,118	37,234,256
LVMH Moet Hennessy Louis Vuitton SE	134,816	37,197,697
Pernod Ricard SA	264,429	36,581,477
Publicis Groupe SA	164,597	11,495,203
Schneider Electric SE*	307,530	26,762,275

		269,872,606

Germany (10.3%)
Bayer AG (Registered)	239,069	32,578,666
Brenntag AG	225,256	12,543,430
Fresenius Medical Care AG & Co. KGaA	213,889	20,923,876
GEA Group AG	275,061	12,512,891
Linde AG	106,474	22,204,754
SAP SE	370,351	40,572,067
Symrise AG	206,530	15,688,166

		157,023,850

Hong Kong (2.6%)
AIA Group Ltd.	5,490,969	40,488,481

India (3.0%)
Adani Ports & Special Economic Zone Ltd.	538,994	3,108,787
HDFC Bank Ltd.	1,222,571	33,928,108
ITC Ltd.	2,172,435	8,590,630

		45,627,525

Ireland (0.8%)
Paddy Power Betfair plc	124,461	12,358,230

Israel (1.9%)
Mellanox Technologies Ltd.*	99,748	4,703,118
Nice Ltd. (ADR)	304,947	24,795,241

		29,498,359

Italy (1.0%)
Prysmian SpA	435,547	14,712,212

Japan (8.1%)
AEON Financial Service Co. Ltd.	577,100	12,057,428
Bandai Namco Holdings, Inc.	126,600	4,342,822
Japan Tobacco, Inc.	471,300	15,446,829
Keyence Corp.	4,600	2,442,568
Obic Co. Ltd.	183,700	11,558,285
Shiseido Co. Ltd.	212,400	8,497,888
SoftBank Group Corp.	173,700	14,022,580
Sundrug Co. Ltd.	412,700	17,091,153
Terumo Corp.	506,700	19,925,772
TOTO Ltd.	336,700	14,183,141
Yamato Holdings Co. Ltd.	220,900	4,459,225

		124,027,691

Mexico (1.0%)
Grupo Financiero Banorte SAB de CV, Class O	1,631,806	11,253,279
Grupo Financiero Inbursa SAB de CV, Class O	1,966,298	3,596,781

		14,850,060

Netherlands (1.8%)
Akzo Nobel NV	299,370	27,640,841

Peru (0.8%)
Credicorp Ltd.	61,913	12,693,403

Singapore (1.0%)
DBS Group Holdings Ltd.	967,700	14,853,120

South Korea (0.4%)
NAVER Corp.	9,146	5,949,072

Spain (1.8%)
Amadeus IT Group SA	412,989	26,841,262

Sweden (0.6%)
Telefonaktiebolaget LM Ericsson, Class B	1,562,040	8,969,614

Switzerland (12.7%)
Julius Baer Group Ltd.*	227,674	13,472,113
Nestle SA (Registered)	697,935	58,452,552
Novartis AG (Registered)	421,829	36,112,587
Roche Holding AG	197,758	50,483,584
Sika AG	1,337	9,947,937
Sonova Holding AG (Registered)	5,968	1,012,591
UBS Group AG (Registered)*	1,369,652	23,408,623

		192,889,987

Taiwan (3.3%)
MediaTek, Inc.	738,000	6,923,922
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,154,176	43,339,309

		50,263,231

United Kingdom (12.7%)
Burberry Group plc	543,130	12,809,178
Compass Group plc	934,828	19,829,758
Croda International plc	222,566	11,312,184
Diageo plc	859,134	28,239,906
Experian plc	638,422	12,823,727
HSBC Holdings plc	1,730,472	17,092,114
Intertek Group plc	283,677	18,937,936
Reckitt Benckiser Group plc	306,412	27,973,638
Rolls-Royce Holdings plc*	1,275,110	15,155,702
Whitbread plc	288,789	14,573,563
WPP plc	772,990	14,345,921

		193,093,627

United States (5.2%)
Accenture plc, Class A	279,790	37,791,235
Mettler-Toledo International, Inc.*	35,802	22,417,780
QIAGEN NV*	378,584	11,915,552

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Yum China Holdings, Inc.*	161,885	$6,470,544

		78,595,111

Total Investments (98.5%) (Cost $1,015,095,899)		1,498,727,104
Other Assets Less Liabilities (1.5%)		22,695,721

Net Assets (100%)		$1,521,422,825

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

HKD — Hong Kong Dollar

JPY — Japanese Yen

USD — United States Dollar

Sector Weightings as of September 30, 2017	Market Value	% of Net Assets
Information Technology	$294,763,016	19.4%
Consumer Staples	279,082,627	18.3
Health Care	224,901,990	14.8
Industrials	196,624,727	12.9
Financials	188,490,098	12.4
Consumer Discretionary	162,860,480	10.7
Materials	108,716,194	7.2
Energy	29,265,392	1.9
Telecommunication Services	14,022,580	0.9
Cash and Other	22,695,721	1.5

		100.0%

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,804,347	JPY	202,976,972	Deutsche Bank AG	10/04/2017	423

Total unrealized appreciation						423

HKD	2,371,425	USD	303,631	Brown Brothers Harriman & Co.	10/04/2017	(46)

Total unrealized depreciation						(46)

Net unrealized appreciation						377

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,470,544	$156,389,936	$—	$162,860,480
Consumer Staples	8,729,371	270,353,256	—	279,082,627
Energy	13,124,397	16,140,995	—	29,265,392
Financials	33,190,111	155,299,987	—	188,490,098
Health Care	22,417,780	202,484,210	—	224,901,990
Industrials	47,017,610	149,607,117	—	196,624,727
Information Technology	174,516,400	120,246,616	—	294,763,016
Materials	—	108,716,194	—	108,716,194
Telecommunication Services	—	14,022,580	—	14,022,580
Forward Currency Contracts	—	423	—	423

Total Assets	$305,466,213	$1,193,261,314	$—	$1,498,727,527

Liabilities:
Forward Currency Contracts	$—	$(46)	$—	$(46)

Total Liabilities	$—	$(46)	$—	$(46)

Total	$305,466,213	$1,193,261,268	$—	$1,498,727,481

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$510,832,025
Aggregate gross unrealized depreciation	(31,531,652)

Net unrealized appreciation	$479,300,373

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,019,427,108

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.7%)
Cooper Tire & Rubber Co.(x)	59,000	$2,206,600
Dana, Inc.	166,400	4,652,544
Gentex Corp.	324,092	6,417,022

		13,276,166

Automobiles (0.4%)
Thor Industries, Inc.	55,330	6,966,600

Distributors (0.3%)
Pool Corp.	47,400	5,127,258

Diversified Consumer Services (0.8%)
Adtalem Global Education, Inc.	72,015	2,581,738
Graham Holdings Co., Class B	5,300	3,101,030
Service Corp. International	214,338	7,394,661
Sotheby’s*	42,458	1,957,738

		15,035,167

Hotels, Restaurants & Leisure (2.6%)
Brinker International, Inc.	54,735	1,743,857
Buffalo Wild Wings, Inc.*	17,300	1,828,610
Cheesecake Factory, Inc. (The)(x)	50,363	2,121,290
Churchill Downs, Inc.	15,000	3,093,000
Cracker Barrel Old Country Store, Inc.(x)	27,600	4,184,712
Domino’s Pizza, Inc.	54,754	10,871,406
Dunkin’ Brands Group, Inc.	102,000	5,414,160
ILG, Inc.	122,700	3,279,771
International Speedway Corp., Class A	27,581	992,916
Jack in the Box, Inc.	33,900	3,455,088
Papa John’s International, Inc.(x)	30,600	2,235,942
Six Flags Entertainment Corp.	90,500	5,515,069
Texas Roadhouse, Inc.	73,700	3,621,618
Wendy’s Co. (The)	207,371	3,220,472

		51,577,911

Household Durables (1.9%)
CalAtlantic Group, Inc.	87,900	3,219,777
Helen of Troy Ltd.*	30,500	2,955,450
KB Home	94,170	2,271,380
NVR, Inc.*	3,954	11,288,671
Tempur Sealy International, Inc.(x)*	52,910	3,413,753
Toll Brothers, Inc.	172,153	7,139,185
TRI Pointe Group, Inc.*	169,400	2,339,414
Tupperware Brands Corp.	57,355	3,545,686

		36,173,316

Internet & Direct Marketing Retail (0.1%)
HSN, Inc.	34,726	1,356,050

Leisure Products (0.6%)
Brunswick Corp.	100,270	5,612,112
Polaris Industries, Inc.(x)	66,646	6,973,171

		12,585,283

Media (1.5%)
AMC Networks, Inc., Class A*	58,465	3,418,449
Cable One, Inc.	5,300	3,827,236
Cinemark Holdings, Inc.	121,604	4,403,281
John Wiley & Sons, Inc., Class A	51,140	2,735,990
Live Nation Entertainment, Inc.*	151,600	6,602,179
Meredith Corp.(x)	45,800	2,541,900
New York Times Co. (The), Class A	145,578	2,853,329
TEGNA, Inc.(x)	241,000	3,212,530

		29,594,894

Multiline Retail (0.2%)
Big Lots, Inc.(x)	50,001	2,678,554
Dillard’s, Inc., Class A(x)	24,700	1,384,929

		4,063,483

Specialty Retail (1.8%)
Aaron’s, Inc.	69,786	3,044,763
American Eagle Outfitters, Inc.	187,909	2,687,099
AutoNation, Inc.*	74,700	3,545,262
Bed Bath & Beyond, Inc.	163,200	3,830,304
Dick’s Sporting Goods, Inc.	94,886	2,562,871
GameStop Corp., Class A	112,800	2,330,448
Michaels Cos., Inc. (The)*	127,800	2,743,866
Murphy USA, Inc.*	37,600	2,594,400
Office Depot, Inc.	583,900	2,650,906
Sally Beauty Holdings, Inc.*	147,600	2,890,008
Urban Outfitters, Inc.(x)*	92,300	2,205,970
Williams-Sonoma, Inc.(x)	89,892	4,482,015

		35,567,912

Textiles, Apparel & Luxury Goods (0.6%)
Carter’s, Inc.	54,330	5,365,088
Deckers Outdoor Corp.*	35,400	2,421,714
Skechers U.S.A., Inc., Class A(x)*	153,800	3,858,842

		11,645,644

Total Consumer Discretionary		222,969,684

Consumer Staples (3.8%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A(x)*	9,900	1,546,380

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	43,200	4,728,240
Sprouts Farmers Market, Inc.*	146,100	2,742,297
United Natural Foods, Inc.*	56,634	2,355,408

		9,825,945

Food Products (2.5%)
Dean Foods Co.	105,650	1,149,472
Flowers Foods, Inc.	211,846	3,984,823
Hain Celestial Group, Inc. (The)*	117,100	4,818,665
Ingredion, Inc.	81,343	9,813,220
Lamb Weston Holdings, Inc.	165,500	7,760,295
Lancaster Colony Corp.	22,488	2,701,259
Post Holdings, Inc.*	74,708	6,594,475
Sanderson Farms, Inc.	22,800	3,682,656
Snyder’s-Lance, Inc.	96,100	3,665,254
Tootsie Roll Industries, Inc.(x)	19,416	737,808
TreeHouse Foods, Inc.(x)*	65,300	4,422,769

		49,330,696

Household Products (0.2%)
Energizer Holdings, Inc.	69,988	3,222,947

Personal Products (0.5%)
Avon Products, Inc.*	490,600	1,143,098
Edgewell Personal Care Co.*	64,388	4,685,515
Nu Skin Enterprises, Inc., Class A	56,700	3,485,916

		9,314,529

Total Consumer Staples		73,240,497

Energy (4.0%)
Energy Equipment & Services (1.5%)
Core Laboratories NV	50,100	4,944,870
Diamond Offshore Drilling, Inc.(x)*	70,500	1,022,250
Dril-Quip, Inc.*	43,785	1,933,108
Ensco plc, Class A(x)	338,400	2,020,248
Nabors Industries Ltd.	322,100	2,599,347
Oceaneering International, Inc.	112,396	2,952,643

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson-UTI Energy, Inc.	240,899	$5,044,425
Rowan Cos. plc, Class A*	126,300	1,622,955
Superior Energy Services, Inc.*	177,516	1,895,871
Transocean Ltd.(x)*	450,400	4,846,304

		28,882,021

Oil, Gas & Consumable Fuels (2.5%)
Callon Petroleum Co.*	233,100	2,620,044
CONSOL Energy, Inc.*	238,900	4,046,966
Energen Corp.*	111,280	6,084,790
Gulfport Energy Corp.*	190,800	2,736,072
HollyFrontier Corp.	199,852	7,188,676
Matador Resources Co.(x)*	100,100	2,717,715
Murphy Oil Corp.(x)	182,300	4,841,888
PBF Energy, Inc., Class A(x)	122,500	3,382,225
QEP Resources, Inc.*	274,300	2,350,751
SM Energy Co.	111,189	1,972,493
Southwestern Energy Co.*	582,200	3,557,242
World Fuel Services Corp.	77,600	2,631,416
WPX Energy, Inc.*	446,500	5,134,750

		49,265,028

Total Energy		78,147,049

Financials (16.8%)
Banks (8.5%)
Associated Banc-Corp.	171,379	4,155,941
BancorpSouth, Inc.	94,789	3,037,987
Bank of Hawaii Corp.	49,078	4,091,142
Bank of the Ozarks, Inc.	139,100	6,683,755
Cathay General Bancorp	86,447	3,475,169
Chemical Financial Corp.	80,500	4,206,930
Commerce Bancshares, Inc.	101,113	5,841,298
Cullen/Frost Bankers, Inc.	66,146	6,278,578
East West Bancorp, Inc.	163,850	9,794,953
First Horizon National Corp.	268,500	5,141,775
FNB Corp.	365,500	5,127,965
Fulton Financial Corp.	201,137	3,771,319
Hancock Holding Co.	95,059	4,605,609
Home BancShares, Inc.(x)	180,200	4,544,644
International Bancshares Corp.	60,652	2,432,145
MB Financial, Inc.	94,500	4,254,390
PacWest Bancorp	136,450	6,892,090
Pinnacle Financial Partners, Inc.	83,400	5,583,630
Prosperity Bancshares, Inc.	79,739	5,241,244
Signature Bank*	62,300	7,976,892
Sterling Bancorp	255,400	6,295,610
SVB Financial Group*	59,714	11,171,891
Synovus Financial Corp.	137,800	6,347,068
TCF Financial Corp.	197,416	3,363,969
Texas Capital Bancshares, Inc.*	55,500	4,761,900
Trustmark Corp.	76,263	2,525,831
UMB Financial Corp.	49,000	3,650,010
Umpqua Holdings Corp.	253,100	4,937,981
United Bankshares, Inc.	117,588	4,368,394
Valley National Bancorp	298,300	3,594,515
Webster Financial Corp.	103,672	5,447,964
Wintrust Financial Corp.	63,900	5,004,009

		164,606,598

Capital Markets (3.2%)
Eaton Vance Corp.	130,575	6,446,488
FactSet Research Systems, Inc.	44,620	8,036,508
Federated Investors, Inc., Class B(x)	110,275	3,275,168
Janus Henderson Group plc	204,449	7,123,003
Legg Mason, Inc.	97,200	3,820,932
MarketAxess Holdings, Inc.	42,700	7,878,577
MSCI, Inc.	102,163	11,942,854
SEI Investments Co.	148,680	9,078,401
Stifel Financial Corp.	77,000	4,116,420

		61,718,351

Consumer Finance (0.3%)
SLM Corp.*	494,600	5,673,062

Insurance (4.3%)
Alleghany Corp.*	17,537	9,715,673
American Financial Group, Inc.	77,989	8,067,962
Aspen Insurance Holdings Ltd.	66,805	2,698,922
Brown & Brown, Inc.	131,241	6,324,504
CNO Financial Group, Inc.	194,700	4,544,298
First American Financial Corp.	125,324	6,262,440
Genworth Financial, Inc., Class A*	563,200	2,168,320
Hanover Insurance Group, Inc. (The)	48,614	4,712,155
Kemper Corp.	54,595	2,893,535
Mercury General Corp.	40,936	2,320,662
Old Republic International Corp.	275,987	5,434,184
Primerica, Inc.	51,400	4,191,670
Reinsurance Group of America, Inc.	73,167	10,208,992
RenaissanceRe Holdings Ltd.	45,800	6,189,412
WR Berkley Corp.	108,401	7,234,683

		82,967,412

Thrifts & Mortgage Finance (0.5%)
New York Community Bancorp, Inc.	551,406	7,107,624
Washington Federal, Inc.	99,833	3,359,380

		10,467,004

Total Financials		325,432,427

Health Care (8.0%)
Biotechnology (0.7%)
Bioverativ, Inc.*	122,600	6,996,782
United Therapeutics Corp.*	49,384	5,787,311

		12,784,093

Health Care Equipment & Supplies (2.9%)
ABIOMED, Inc.*	47,411	7,993,495
Globus Medical, Inc., Class A*	83,400	2,478,648
Halyard Health, Inc.*	52,600	2,368,578
Hill-Rom Holdings, Inc.	75,709	5,602,466
LivaNova plc(x)*	49,000	3,432,940
Masimo Corp.*	55,000	4,760,800
NuVasive, Inc.*	58,200	3,227,772
STERIS plc	96,720	8,550,048
Teleflex, Inc.	51,057	12,354,262
West Pharmaceutical Services, Inc.	83,800	8,066,588

		58,835,597

Health Care Providers & Services (1.7%)
Acadia Healthcare Co., Inc.(x)*	94,100	4,494,216
HealthSouth Corp.	111,500	5,168,025
LifePoint Health, Inc.*	45,839	2,654,078
MEDNAX, Inc.*	105,544	4,551,057
Molina Healthcare, Inc.(x)*	49,300	3,389,868
Owens & Minor, Inc.	67,398	1,968,022
Tenet Healthcare Corp.(x)*	93,700	1,539,491
WellCare Health Plans, Inc.*	50,408	8,657,070

		32,421,827

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	201,500	2,867,345
Medidata Solutions, Inc.*	66,100	5,159,766

		8,027,111

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc., Class A*	22,884	5,085,282
Bio-Techne Corp.	42,241	5,106,514
Charles River Laboratories International, Inc.*	53,650	5,795,274

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
INC Research Holdings, Inc., Class A*	64,900	$3,394,270
PAREXEL International Corp.*	57,800	5,091,024

		24,472,364

Pharmaceuticals (1.0%)
Akorn, Inc.*	108,200	3,591,158
Catalent, Inc.*	143,400	5,724,528
Endo International plc*	219,600	1,880,874
Mallinckrodt plc(x)*	111,700	4,174,229
Prestige Brands Holdings, Inc.*	60,600	3,035,454

		18,406,243

Total Health Care		154,947,235

Industrials (15.3%)
Aerospace & Defense (2.0%)
Curtiss-Wright Corp.	50,200	5,247,908
Esterline Technologies Corp.*	29,961	2,700,984
Huntington Ingalls Industries, Inc.	51,500	11,661,660
KLX, Inc.*	59,050	3,125,517
Orbital ATK, Inc.	65,121	8,671,512
Teledyne Technologies, Inc.*	40,000	6,367,200

		37,774,781

Airlines (0.4%)
JetBlue Airways Corp.*	372,156	6,896,051

Building Products (0.4%)
Lennox International, Inc.	42,964	7,689,267

Commercial Services & Supplies (1.8%)
Brink’s Co. (The)	58,100	4,894,925
Clean Harbors, Inc.*	58,416	3,312,187
Copart, Inc.*	226,936	7,799,791
Deluxe Corp.	55,745	4,067,155
Herman Miller, Inc.	68,366	2,454,339
HNI Corp.	49,148	2,038,168
MSA Safety, Inc.	38,177	3,035,453
Pitney Bowes, Inc.	214,900	3,010,749
Rollins, Inc.	110,130	5,081,398

		35,694,165

Construction & Engineering (1.2%)
AECOM*	177,001	6,515,407
Dycom Industries, Inc.(x)*	35,400	3,040,152
EMCOR Group, Inc.	67,000	4,648,460
Granite Construction, Inc.	45,593	2,642,114
KBR, Inc.	157,061	2,808,251
Valmont Industries, Inc.	25,937	4,100,640

		23,755,024

Electrical Equipment (0.8%)
EnerSys	50,100	3,465,417
Hubbell, Inc.	61,907	7,182,450
Regal Beloit Corp.	50,729	4,007,591

		14,655,458

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	71,534	7,174,145

Machinery (4.9%)
AGCO Corp.	75,098	5,539,979
Crane Co.	58,110	4,648,219
Donaldson Co., Inc.	150,099	6,895,548
Graco, Inc.	63,375	7,838,854
IDEX Corp.	86,598	10,519,059
ITT, Inc.	99,280	4,395,126
Kennametal, Inc.	92,660	3,737,904
Lincoln Electric Holdings, Inc.	69,741	6,393,855
Nordson Corp.	57,683	6,835,436
Oshkosh Corp.	85,021	7,017,633
Terex Corp.	95,752	4,310,755
Timken Co. (The)	78,275	3,800,251
Toro Co. (The)	122,100	7,577,526
Trinity Industries, Inc.	171,292	5,464,215
Wabtec Corp.(x)	96,706	7,325,480
Woodward, Inc.	61,885	4,802,895

		97,102,735

Marine (0.2%)
Kirby Corp.*	60,577	3,995,053

Professional Services (0.7%)
Dun & Bradstreet Corp. (The)	41,500	4,831,015
ManpowerGroup, Inc.	76,116	8,967,987

		13,799,002

Road & Rail (1.8%)
Avis Budget Group, Inc.*	82,600	3,143,756
Genesee & Wyoming, Inc., Class A*	70,647	5,228,584
Knight-Swift Transportation Holdings, Inc.*	144,300	5,995,665
Landstar System, Inc.	47,267	4,710,157
Old Dominion Freight Line, Inc.	77,500	8,533,525
Ryder System, Inc.	60,200	5,089,910
Werner Enterprises, Inc.	48,726	1,780,935

		34,482,532

Trading Companies & Distributors (0.7%)
GATX Corp.(x)	43,516	2,678,845
MSC Industrial Direct Co., Inc., Class A	50,654	3,827,923
NOW, Inc.*	120,600	1,665,486
Watsco, Inc.	34,323	5,528,405

		13,700,659

Total Industrials		296,718,872

Information Technology (17.0%)
Communications Equipment (1.4%)
ARRIS International plc*	200,500	5,712,245
Brocade Communications Systems, Inc.	467,500	5,586,625
Ciena Corp.*	162,983	3,580,737
InterDigital, Inc.	39,236	2,893,655
NetScout Systems, Inc.(x)*	100,700	3,257,645
Plantronics, Inc.	36,670	1,621,547
ViaSat, Inc.(x)*	60,800	3,910,656

		26,563,110

Electronic Equipment, Instruments & Components (5.1%)
Arrow Electronics, Inc.*	100,755	8,101,710
Avnet, Inc.	139,062	5,465,137
Belden, Inc.	48,700	3,921,811
Cognex Corp.	98,200	10,829,495
Coherent, Inc.*	27,900	6,561,243
IPG Photonics Corp.*	42,700	7,902,062
Jabil, Inc.	202,700	5,787,085
Keysight Technologies, Inc.*	210,000	8,748,600
Knowles Corp.(x)*	103,800	1,585,026
Littelfuse, Inc.	25,789	5,051,549
National Instruments Corp.	120,829	5,095,359
SYNNEX Corp.	32,900	4,162,179
Tech Data Corp.*	38,807	3,448,002
Trimble, Inc.*	286,970	11,263,572
VeriFone Systems, Inc.*	125,162	2,538,285
Vishay Intertechnology, Inc.	155,020	2,914,376
Zebra Technologies Corp., Class A*	60,108	6,526,527

		99,902,018

Internet Software & Services (0.7%)
Cars.com, Inc.(x)*	80,600	2,144,766

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
j2 Global, Inc.	54,500	$4,026,460
LogMeIn, Inc.	59,700	6,569,985

		12,741,211

IT Services (3.3%)
Acxiom Corp.*	87,371	2,152,821
Broadridge Financial Solutions, Inc.	132,088	10,675,352
Convergys Corp.(x)	104,664	2,709,751
CoreLogic, Inc.*	96,603	4,464,991
DST Systems, Inc.	68,156	3,740,401
Jack Henry & Associates, Inc.	88,107	9,056,519
Leidos Holdings, Inc.	162,450	9,620,289
MAXIMUS, Inc.	73,100	4,714,950
Sabre Corp.(x)	236,100	4,273,410
Science Applications International Corp.	50,228	3,357,742
Teradata Corp.*	142,200	4,804,938
WEX, Inc.*	45,887	5,149,439

		64,720,603

Semiconductors & Semiconductor Equipment (2.6%)
Cirrus Logic, Inc.*	72,600	3,871,032
Cree, Inc.*	110,352	3,110,823
Cypress Semiconductor Corp.(x)	375,700	5,643,014
First Solar, Inc.*	93,800	4,303,544
Integrated Device Technology, Inc.*	153,041	4,067,830
Microsemi Corp.*	131,200	6,754,176
Monolithic Power Systems, Inc.	43,300	4,613,615
Silicon Laboratories, Inc.*	48,750	3,895,125
Synaptics, Inc.(x)*	39,500	1,547,610
Teradyne, Inc.	225,000	8,390,250
Versum Materials, Inc.	122,000	4,736,040

		50,933,059

Software (3.4%)
ACI Worldwide, Inc.*	132,240	3,012,427
Blackbaud, Inc.	54,600	4,793,880
CDK Global, Inc.	149,600	9,438,264
CommVault Systems, Inc.*	46,940	2,853,952
Fair Isaac Corp.	35,084	4,929,302
Fortinet, Inc.*	170,980	6,127,923
Manhattan Associates, Inc.*	78,700	3,271,559
PTC, Inc.*	131,747	7,414,721
Take-Two Interactive Software, Inc.*	120,800	12,349,384
Tyler Technologies, Inc.*	39,300	6,850,776
Ultimate Software Group, Inc. (The)*	32,200	6,105,120

		67,147,308

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.(x)*	132,720	1,777,121
Diebold Nixdorf, Inc.(x)	83,263	1,902,560
NCR Corp.*	137,330	5,152,621

		8,832,302

Total Information Technology		330,839,611

Materials (7.1%)
Chemicals (3.0%)
Ashland Global Holdings, Inc.	70,080	4,582,531
Cabot Corp.	70,445	3,930,831
Chemours Co. (The)	209,500	10,602,794
Minerals Technologies, Inc.	40,489	2,860,548
NewMarket Corp.	10,618	4,520,614
Olin Corp.	188,082	6,441,809
PolyOne Corp.	91,600	3,666,748
RPM International, Inc.	151,432	7,774,519
Scotts Miracle-Gro Co. (The), Class A	46,465	4,522,903
Sensient Technologies Corp.	49,502	3,807,694
Valvoline, Inc.	228,993	5,369,886

		58,080,877

Construction Materials (0.3%)
Eagle Materials, Inc.	55,654	5,938,282

Containers & Packaging (1.3%)
AptarGroup, Inc.	70,780	6,109,022
Bemis Co., Inc.	103,400	4,711,938
Greif, Inc., Class A	28,390	1,661,951
Owens-Illinois, Inc.*	183,400	4,614,344
Silgan Holdings, Inc.	84,642	2,491,014
Sonoco Products Co.	113,112	5,706,500

		25,294,769

Metals & Mining (2.1%)
Allegheny Technologies, Inc.(x)*	122,700	2,932,530
Carpenter Technology Corp.	54,196	2,603,034
Commercial Metals Co.	129,563	2,465,584
Compass Minerals International, Inc.(x)	39,069	2,535,578
Reliance Steel & Aluminum Co.	83,031	6,324,471
Royal Gold, Inc.	74,205	6,384,598
Steel Dynamics, Inc.	271,823	9,369,739
United States Steel Corp.(x)	196,100	5,031,926
Worthington Industries, Inc.	51,910	2,387,860

		40,035,320

Paper & Forest Products (0.4%)
Domtar Corp.	70,530	3,060,297
Louisiana-Pacific Corp.*	164,866	4,464,571

		7,524,868

Total Materials		136,874,116

Real Estate (9.5%)
Equity Real Estate Investment Trusts (REITs) (9.2%)
Alexander & Baldwin, Inc. (REIT)	52,011	2,409,670
American Campus Communities, Inc. (REIT)	154,366	6,815,259
Camden Property Trust (REIT)	105,411	9,639,835
CoreCivic, Inc. (REIT)	132,831	3,555,886
CoreSite Realty Corp. (REIT)	38,800	4,341,720
Corporate Office Properties Trust (REIT)	111,602	3,663,894
Cousins Properties, Inc. (REIT)	481,499	4,497,201
CyrusOne, Inc. (REIT)	103,200	6,081,576
DCT Industrial Trust, Inc. (REIT)	105,300	6,098,976
Douglas Emmett, Inc. (REIT)	173,200	6,827,544
Education Realty Trust, Inc. (REIT)	82,100	2,949,853
EPR Properties (REIT)	73,100	5,097,994
First Industrial Realty Trust, Inc. (REIT)	138,100	4,155,429
GEO Group, Inc. (The) (REIT)	143,000	3,846,700
Healthcare Realty Trust, Inc. (REIT)	142,500	4,608,450
Highwoods Properties, Inc. (REIT)	116,766	6,082,341
Hospitality Properties Trust (REIT)	188,398	5,367,459
JBG SMITH Properties (REIT)*	107,800	3,687,838
Kilroy Realty Corp. (REIT)	111,490	7,929,168
Lamar Advertising Co. (REIT), Class A	94,311	6,463,133
LaSalle Hotel Properties (REIT)	128,100	3,717,462
Liberty Property Trust (REIT)	167,429	6,874,635
Life Storage, Inc. (REIT)	53,500	4,376,835
Mack-Cali Realty Corp. (REIT)	103,748	2,459,865
Medical Properties Trust, Inc. (REIT)	409,800	5,380,674
National Retail Properties, Inc. (REIT)	169,440	7,058,870
Omega Healthcare Investors, Inc. (REIT)	223,250	7,123,908

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Potlatch Corp. (REIT)	47,048	$2,399,448
Quality Care Properties, Inc. (REIT)*	102,200	1,584,100
Rayonier, Inc. (REIT)	148,085	4,278,176
Sabra Health Care REIT, Inc. (REIT)	200,899	4,407,724
Senior Housing Properties Trust (REIT)	272,375	5,324,931
Tanger Factory Outlet Centers, Inc. (REIT)(x)	106,500	2,600,730
Taubman Centers, Inc. (REIT)	69,779	3,468,016
Uniti Group, Inc. (REIT)(x)	190,360	2,790,678
Urban Edge Properties (REIT)	122,400	2,952,288
Washington Prime Group, Inc. (REIT)	215,789	1,797,522
Weingarten Realty Investors (REIT)	134,557	4,270,839

		176,986,627

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	51,081	6,308,504

Total Real Estate		183,295,131

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.(x)	88,446	1,042,778

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	102,985	2,872,252

Total Telecommunication Services		3,915,030

Utilities (5.4%)
Electric Utilities (1.9%)
Great Plains Energy, Inc.	245,017	7,424,015
Hawaiian Electric Industries, Inc.	125,063	4,173,352
IDACORP, Inc.	57,809	5,083,145
OGE Energy Corp.	227,249	8,187,782
PNM Resources, Inc.	91,215	3,675,965
Westar Energy, Inc.	161,582	8,014,467

		36,558,726

Gas Utilities (2.2%)
Atmos Energy Corp.	120,256	10,082,263
National Fuel Gas Co.	97,270	5,506,455
New Jersey Resources Corp.	97,600	4,113,840
ONE Gas, Inc.	59,000	4,344,760
Southwest Gas Holdings, Inc.	53,700	4,168,194
UGI Corp.	196,355	9,201,195
WGL Holdings, Inc.	58,420	4,918,964

		42,335,671

Multi-Utilities (1.0%)
Black Hills Corp.(x)	60,962	4,198,453
MDU Resources Group, Inc.	220,061	5,710,583
NorthWestern Corp.	54,400	3,097,536
Vectren Corp.	93,542	6,152,257

		19,158,829

Water Utilities (0.3%)
Aqua America, Inc.	200,230	6,645,634

Total Utilities		104,698,860

Total Common Stocks (98.6%) (Cost $1,247,940,461)		1,911,078,512

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (5.7%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,430,125, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $1,458,600.(xx)	$1,430,000	1,430,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $10,601,413, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $10,817,773.(xx)	10,600,000	10,600,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $9,300,814, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $9,486,003.(xx)	9,300,000	9,300,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $6,200,646, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $6,324,059.(xx)	6,200,000	6,200,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $4,500,469, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $4,590,022.(xx)	4,500,000	4,500,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $8,700,870, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $8,874,046.(xx)	8,700,000	8,700,000

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $11,501,150, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $11,730,040.(xx)	$11,500,000	$11,500,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,801,076, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,836,936.(xx)	1,800,917	1,800,917
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $2,000,173, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,041,555.(xx)	2,000,000	2,000,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $3,300,687, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $3,368,566.(xx)	3,300,000	3,300,000
Natixis, 1.25%, dated 9/26/17, due 10/3/17, repurchase price $5,000,694, collateralized by various U.S. Government Agency Securities, ranging from 1.636%-4.000%, maturing 7/1/33-8/20/47, U.S. Government Treasury Securities, 1.750%, maturing 4/30/22; total market value $5,101,063.(xx)	5,000,000	5,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $10,000,883, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $10,200,001.(xx)	10,000,000	10,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $25,005,104, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $25,500,058.(xx)	25,000,000	25,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $10,002,061, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $10,200,000. (xx)	10,000,000	10,000,000

Total Repurchase Agreements		109,330,917

U.S. Treasury Obligation (0.1%)
U.S. Treasury Bills
1.05%, 2/1/18#(p)	2,115,000	2,107,367

Total Short-Term Investments (5.8%) (Cost $111,437,860)		111,438,284

Total Investments (104.4%) (Cost $1,359,378,321)		2,022,516,796
Other Assets Less Liabilities (-4.4%)		(85,615,427)

Net Assets (100%)		$1,936,901,369

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,107,367.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $106,980,598. This was secured by cash collateral of $109,330,917 which was subsequently invested in joint repurchase agreements with a total value of $109,330,917, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $10,687 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 4.250%, maturing 10/26/17-11/15/46.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	176	12/2017	USD	31,604,320	1,292,365

					1,292,365

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$222,969,684	$—	$—	$222,969,684
Consumer Staples	73,240,497	—	—	73,240,497
Energy	78,147,049	—	—	78,147,049
Financials	325,432,427	—	—	325,432,427
Health Care	154,947,235	—	—	154,947,235
Industrials	296,718,872	—	—	296,718,872
Information Technology	330,839,611	—	—	330,839,611
Materials	136,874,116	—	—	136,874,116
Real Estate	183,295,131	—	—	183,295,131
Telecommunication Services	3,915,030	—	—	3,915,030
Utilities	104,698,860	—	—	104,698,860
Futures	1,292,365	—	—	1,292,365
Short-Term Investments
Repurchase Agreements	—	109,330,917	—	109,330,917
U.S. Treasury Obligations	—	2,107,367	—	2,107,367

Total Assets	$1,912,370,877	$111,438,284	$—	$2,023,809,161

Total Liabilities	$—	$—	$—	$—

Total	$1,912,370,877	$111,438,284	$—	$2,023,809,161

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$742,137,806
Aggregate gross unrealized depreciation	(78,648,333)

Net unrealized appreciation	$663,489,473

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,360,319,688

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreement (8.2%)
Bank of Nova Scotia (The), 1.04%, dated 9/29/17, due 10/2/17, repurchase price $100,008,667, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.375%, maturing 10/31/17-5/15/46; total market value $102,000,000.	$100,000,000	$100,000,000

Total Repurchase Agreement		100,000,000

U.S. Government Agency Securities (67.1%)
FFCB
(USD 1 Month LIBOR - 0.17%), 1.07%, 4/30/18(k)	50,000,000	50,000,000
FHLB
0.70%, 10/2/17(o)(p)	39,000,000	38,999,242
1.01%, 10/25/17(o)(p)	200,000,000	199,865,467
1.03%, 11/3/17(o)(p)	100,000,000	99,906,042
1.05%, 11/8/17(o)(p)	75,000,000	74,916,637
1.13%, 12/27/17(o)(p)	104,700,000	104,416,167
1.08%, 1/12/18(o)(p)	50,000,000	49,845,500
(USD 3 Month LIBOR - 0.30%), 1.00%, 1/18/18(k)	50,000,000	50,000,000
(USD 1 Month LIBOR - 0.18%), 1.06%, 1/25/18(k)	50,000,000	50,000,000
1.14%, 1/26/18(o)(p)	99,000,000	98,634,814

Total U.S. Government Agency Securities		816,583,869

U.S. Treasury Obligations (12.3%)
U.S. Treasury Bills
1.01%, 11/30/17(p)	100,000,000	99,831,666
1.04%, 1/2/18(p)	50,000,000	49,865,667

Total U.S. Treasury Obligations		149,697,333

Total Investments (87.6%) (Amortized Cost $1,066,281,202)		1,066,281,202
Other Assets Less Liabilities (12.4%)		150,932,460

Net Assets (100%)		$1,217,213,662

Federal Income Tax Cost of Investments		$1,066,281,202

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2017.

(p)	Yield to maturity.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Repurchase Agreement	$—	$100,000,000	$—	$100,000,000
U.S. Government Agency Securities	—	816,583,869	—	816,583,869
U.S. Treasury Obligations	—	149,697,333	—	149,697,333

Total Assets	$—	$1,066,281,202	$—	$1,066,281,202

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,066,281,202	$—	$1,066,281,202

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
China (2.3%)
Baidu, Inc. (ADR)*	7,170	$1,775,937
JD.com, Inc. (ADR)*	104,522	3,992,741

		5,768,678

Denmark (0.5%)
FLSmidth & Co. A/S	20,394	1,348,425

France (9.7%)
Airbus SE	85,289	8,105,575
Kering	13,774	5,487,002
LVMH Moet Hennessy Louis Vuitton SE	26,111	7,204,405
Societe Generale SA	60,744	3,556,283

		24,353,265

Germany (9.7%)
Allianz SE (Registered)	21,809	4,896,162
Bayer AG (Registered)	24,998	3,406,554
Bayerische Motoren Werke AG (Preference)(q)	51,258	4,566,658
Linde AG	11,878	2,477,113
SAP SE	50,514	5,533,824
Siemens AG (Registered)	23,386	3,294,678

		24,174,989

India (2.9%)
DLF Ltd.	1,647,847	4,144,845
ICICI Bank Ltd. (ADR)	231,382	1,980,630
Zee Entertainment Enterprises Ltd.	140,252	1,116,734

		7,242,209

Italy (0.7%)
Brunello Cucinelli SpA	32,522	1,008,606
Tod’s SpA	10,257	726,759

		1,735,365

Japan (14.8%)
Dai-ichi Life Holdings, Inc.	173,363	3,110,597
FANUC Corp.	9,682	1,960,922
KDDI Corp.	119,247	3,144,242
Keyence Corp.	11,278	5,988,541
Kyocera Corp.	48,740	3,024,241
Murata Manufacturing Co. Ltd.	37,817	5,558,704
Nidec Corp.	47,464	5,829,393
Nintendo Co. Ltd.	6,800	2,511,513
Renesas Electronics Corp.*	73,400	799,719
Suzuki Motor Corp.(x)	51,500	2,701,204
TDK Corp.	35,500	2,410,309

		37,039,385

Spain (2.7%)
Banco Bilbao Vizcaya Argentaria SA	182,463	1,630,552
Industria de Diseno Textil SA	132,989	5,011,675

		6,642,227

Sweden (1.4%)
Assa Abloy AB, Class B	153,289	3,500,565

Switzerland (2.9%)
Credit Suisse Group AG (Registered)*	121,983	1,931,119
Roche Holding AG	5,425	1,384,892
UBS Group AG (Registered)*	233,266	3,986,732

		7,302,743

United Kingdom (6.0%)
Circassia Pharmaceuticals plc*	391,678	438,249
Earthport plc*	1,082,510	360,828
International Consolidated Airlines Group SA	273,310	2,173,607
Prudential plc	193,818	4,639,828
TechnipFMC plc*	79,026	2,186,980
Unilever plc	88,356	5,113,568

		14,913,060

United States (45.2%)
3M Co.	17,567	3,687,313
ACADIA Pharmaceuticals, Inc.*	54,990	2,071,473
Adobe Systems, Inc.*	34,680	5,173,562
Aetna, Inc.	39,492	6,279,623
Alphabet, Inc., Class A*	7,477	7,280,505
Alphabet, Inc., Class C*	7,219	6,923,815
Anthem, Inc.	24,905	4,728,961
Biogen, Inc.*	8,390	2,627,077
BioMarin Pharmaceutical, Inc.*	12,400	1,154,068
Bluebird Bio, Inc.(x)*	12,010	1,649,574
Blueprint Medicines Corp.*	18,630	1,297,952
Centene Corp.*	18,710	1,810,567
Citigroup, Inc.	105,466	7,671,597
Colgate-Palmolive Co.	76,683	5,586,357
Equifax, Inc.	5,500	582,945
Facebook, Inc., Class A*	35,885	6,131,670
FNF Group	52,888	2,510,064
Gilead Sciences, Inc.	30,455	2,467,464
Goldman Sachs Group, Inc. (The)	16,908	4,010,409
International Game Technology plc	81,489	2,000,555
Intuit, Inc.	33,865	4,813,571
Ionis Pharmaceuticals, Inc.(x)*	33,610	1,704,027
Loxo Oncology, Inc.*	8,080	744,330
MacroGenics, Inc.*	43,980	812,750
Maxim Integrated Products, Inc.	101,059	4,821,525
PayPal Holdings, Inc.*	46,027	2,947,109
S&P Global, Inc.	37,864	5,918,522
Sage Therapeutics, Inc.*	20,350	1,267,805
Shire plc	22,368	1,135,382
Tiffany & Co.	34,412	3,158,333
Twitter, Inc.*	70,020	1,181,237
United Parcel Service, Inc., Class B	22,768	2,734,209
Walt Disney Co. (The)	34,657	3,416,140
Zimmer Biomet Holdings, Inc.	23,296	2,727,729

		113,028,220

Total Common Stocks (98.8%) (Cost $152,625,696)		247,049,131

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd., 6.000% (Cost $—)	357,569	54,194

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	204,444	204,506

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.6%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $400,053, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $408,218.(xx)	$400,000	400,000

See Notes to Portfolio of Investments.

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EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $300,026, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $306,000.(xx)	$300,000	$300,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $102,001.(xx)	100,000	100,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $200,020, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $204,001.(xx)	200,000	200,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $300,030, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $306,001.(xx)	300,000	300,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,026,942, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,047,388.(xx)	1,026,851	1,026,851
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $900,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $918,700.(xx)	900,000	900,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $102,078.(xx)	100,000	100,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $500,049, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $510,050.(xx)	500,000	500,000

Total Repurchase Agreements		3,926,851

Total Short-Term Investments (1.6%) (Cost $4,131,357)		4,131,357

Total Investments (100.4%) (Cost $156,757,053)		251,234,682
Other Assets Less Liabilities (-0.4%)		(1,116,522)

Net Assets (100%)		$250,118,160

*	Non-income producing.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $3,727,902. This was secured by cash collateral of $3,926,851 which was subsequently invested in joint repurchase agreements with a total value of $3,926,851, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

Glossary:

ADR — American Depositary Receipt

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

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EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Sector Weightings as of September 30, 2017	Market Value	% of Net Assets
Information Technology	$67,236,610	26.9%
Financials	45,842,495	18.3
Consumer Discretionary	40,445,006	16.2
Health Care	37,708,477	15.1
Industrials	33,217,632	13.3
Consumer Staples	10,699,925	4.3
Real Estate	4,144,845	1.6
Repurchase Agreements	3,926,851	1.6
Telecommunication Services	3,144,242	1.2
Materials	2,477,113	1.0
Energy	2,186,980	0.9
Investment Companies	204,506	0.0 #
Cash and Other	(1,116,522)	(0.4)

		100.0%

#	Less than 0.05%

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	56,369,480	USD	501,403	Barclays Bank plc	10/04/2017	(428)

Net unrealized depreciation						(428)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$12,567,769	$27,823,043	$—	$40,390,812
Consumer Staples	5,586,357	5,113,568	—	10,699,925
Energy	—	2,186,980	—	2,186,980
Financials	22,091,222	23,751,273	—	45,842,495
Health Care	31,343,400	6,365,077	—	37,708,477
Industrials	7,004,467	26,213,165	—	33,217,632
Information Technology	41,048,931	26,187,679	—	67,236,610
Materials	—	2,477,113	—	2,477,113
Real Estate	—	4,144,845	—	4,144,845
Telecommunication Services	—	3,144,242	—	3,144,242
Preferred Stocks
Consumer Discretionary	—	54,194	—	54,194
Short-Term Investments
Investment Companies	204,506	—	—	204,506
Repurchase Agreements	—	3,926,851	—	3,926,851

Total Assets	$119,846,652	$131,388,030	$—	$251,234,682

Liabilities:
Forward Currency Contracts	$—	$(428)	$—	$(428)

Total Liabilities	$—	$(428)	$—	$(428)

Total	$119,846,652	$131,387,602	$—	$251,234,254

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

See Notes to Portfolio of Investments.

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EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,662,676
Aggregate gross unrealized depreciation	(2,892,153)

Net unrealized appreciation	$93,770,523

Federal income tax cost of investment securities and derivative instruments, if applicable	$157,463,731

See Notes to Portfolio of Investments.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.8%)
CIFC Funding Ltd.,
Series 2012-2A A1R
2.666%, 12/5/24(l)§		$129,788	$129,918
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
1.697%, 10/25/35(l)		100,000	87,097
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
2.287%, 9/25/34(l)		105,747	105,773
CSMC Trust,
Series 2017-1
4.500%, 3/25/21(l)		79,417	79,910
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1
1.397%, 5/25/37(l)		115,541	110,836
JP Morgan Mortgage Acquisition Trust,
Series 2006-NC1 A4
1.407%, 4/25/36(l)		94,703	94,734
Long Beach Mortgage Loan Trust,
Series 2006-WL1 1A1
1.467%, 1/25/46(l)		36,981	37,015
Navient Student Loan Trust,
Series 2016-7A A
2.387%, 3/25/66(l)§		90,434	91,530
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
1.707%, 1/25/36(l)		200,000	197,709
Option One Mortgage Loan Trust,
Series 2004-3 M2
2.092%, 11/25/34(l)		26,718	25,991
RAAC Trust,
Series 2007-SP3 A1
2.437%, 9/25/47(l)		45,726	45,585
Symphony CLO VIII LP,
Series 2012-8A AR
2.404%, 1/9/23(l)§		111,377	111,560
US Residential Opportunity Fund II Trust,
Series 2016-3II A
3.598%, 10/27/36(e)§		64,189	64,215
VOLT XL LLC,
Series 2015-NP14 A1
4.375%, 11/27/45(e)§		36,750	36,781
WhiteHorse VI Ltd.,
Series 2012-1A A1R
2.511%, 2/3/25(l)§		186,960	186,959

Total Asset-Backed Securities			1,405,613

Collateralized Mortgage Obligations (1.4%)
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)		106,844	103,293
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
1.527%, 10/19/45(l)		90,322	89,464
GNMA,
Series 2016-H17 FC
2.061%, 8/20/66(l)		290,193	292,877
GSR Mortgage Loan Trust,
Series 2004-12 3A6
3.511%, 12/25/34(l)		22,156	22,294
Series 2005-AR4 6A1
3.536%, 7/25/35(l)		138,407	139,096
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
3.499%, 4/25/35(l)		29,051	29,499
Lehman Mortgage Trust,
Series 2005-3 4A1
5.289%, 1/25/36(l)		32,554	30,806
Sequoia Mortgage Trust,
Series 6 A
1.877%, 4/19/27(l)		261,751	247,117
Trinity Square plc,
Series 2015-1A A
1.445%, 7/15/51(l)§	GBP	151,470	204,679

Total Collateralized Mortgage Obligations			1,159,125

Corporate Bonds (5.6%)
Consumer Discretionary (0.4%)
Automobiles (0.1%)
Hyundai Capital America
1.750%, 9/27/19§		$100,000	98,496

Media (0.3%)
Altice Financing SA
5.250%, 2/15/23§	EUR	200,000	248,341

Total Consumer Discretionary			346,837

Consumer Staples (0.1%)
Tobacco (0.1%)
BAT Capital Corp.
(USD 3 Month LIBOR + 0.59%), 1.905%, 8/14/20(k)§		$100,000	99,950

Total Consumer Staples			99,950

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Petrobras Global Finance BV
7.375%, 1/17/27		100,000	110,125
5.999%, 1/27/28(b)§		233,000	233,039

			343,164

Total Energy			343,164

Financials (3.1%)
Banks (0.3%)
Nordea Kredit Realkreditaktieselskab
1.000%, 10/1/17	DKK	200,000	31,748
2.000%, 10/1/17		600,000	95,249
2.500%, 10/1/47		91,215	15,016
Santander Holdings USA, Inc.
(USD 3 Month LIBOR + 1.45%), 2.767%, 11/24/17(k)		$100,000	100,198

			242,211

Capital Markets (1.3%)
Deutsche Bank AG
4.250%, 10/14/21		350,000	366,362
Goldman Sachs Group, Inc. (The)
(USD 3 Month LIBOR + 1.20%), 2.520%, 9/15/20(k)		200,000	203,487
ING Bank NV
2.625%, 12/5/22§		100,000	101,147

See Notes to Portfolio of Investments.

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EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
UBS AG
(USD 3 Month LIBOR + 0.32%), 1.637%, 12/7/18(k)§		$200,000	$200,174
(USD 3 Month LIBOR + 0.58%), 1.897%, 6/8/20(k)§		200,000	200,325

			1,071,495

Consumer Finance (0.6%)
Ally Financial, Inc.
3.600%, 5/21/18		100,000	100,500
8.000%, 11/1/31		100,000	129,120
Navient Corp.
8.450%, 6/15/18		100,000	103,890
Volkswagen Bank GmbH
(Three-Month EURIBOR Futures + 0.41%), 0.081%, 11/27/17(k)(m)	EUR	100,000	118,210

			451,720

Thrifts & Mortgage Finance (0.9%)
BRFkredit A/S
2.000%, 10/1/17	DKK	300,000	47,651
4.000%, 1/1/18		200,000	32,108
2.500%, 10/1/47		92,823	15,266
Nykredit Realkredit A/S
1.000%, 10/1/17		900,000	142,954
2.500%, 10/1/47(m)		456,135	75,017
3.000%, 10/1/47		77,734	13,090
Series 12H
2.000%, 10/1/17		400,000	63,500
4.000%, 1/1/18		200,000	32,111
2.000%, 4/1/18		400,000	64,311
Realkredit Danmark A/S
2.000%, 1/1/18		100,000	15,975
1.000%, 4/1/18		500,000	79,959
2.500%, 10/1/47		367,341	60,341
Series 10f
1.000%, 1/1/18		500,000	79,677

			721,960

Total Financials			2,487,386

Health Care (0.9%)
Health Care Equipment & Supplies (0.5%)
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18		$400,000	400,384

Pharmaceuticals (0.4%)
Allergan Funding SCS
2.350%, 3/12/18		100,000	100,306
(USD 3 Month LIBOR + 1.08%), 2.390%, 3/12/18(k)		100,000	100,336
Mylan NV
3.750%, 12/15/20		100,000	103,515

			304,157

Total Health Care			704,541

Industrials (0.2%)
Trading Companies & Distributors (0.2%)
International Lease Finance Corp.
8.250%, 12/15/20		100,000	117,080

Total Industrials			117,080

Information Technology (0.1%)
Internet Software & Services (0.1%)
eBay, Inc.
2.750%, 1/30/23		100,000	99,526

Technology Hardware, Storage & Peripherals (0.0%)
Hewlett Packard Enterprise Co.
2.450%, 10/5/17		16,000	16,001

Total Information Technology			115,527

Real Estate (0.1%)
Real Estate Management & Development (0.1%)
Vonovia Finance BV
3.200%, 10/2/17(m)		100,000	99,999

Total Real Estate			99,999

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
(USD 3 Month LIBOR + 0.65%), 1.954%, 1/15/20(k)		100,000	100,320
5.150%, 2/14/50		100,000	100,547

			200,867

Total Telecommunication Services			200,867

Total Corporate Bonds			4,515,351

Foreign Government Securities (57.9%)
Australia Government Bond
1.250%, 2/21/22 TIPS(m)	AUD	222,200	178,568
3.000%, 9/20/25 TIPS(m)		1,196,700	1,084,849
Autonomous Community of Catalonia
4.750%, 6/4/18	EUR	100,000	119,883
Canada Government Real Return Bond
4.250%, 12/1/21 TIPS	CAD	2,291,762	2,147,369
1.500%, 12/1/44 TIPS		146,650	136,021
1.250%, 12/1/47 TIPS		423,088	374,795
0.500%, 12/1/50 TIPS		602,028	431,168
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 4/15/30 TIPS(m)	EUR	572,376	776,179
0.100%, 4/15/46 TIPS(m)		149,951	199,641
France Government Bond OAT
0.100%, 3/1/21 TIPS(m)		1,457,078	1,823,778
0.100%, 7/25/21 TIPS(m)(z)		378,321	474,668
1.100%, 7/25/22 TIPS(m)		438,908	585,020
0.100%, 3/1/25 TIPS(m)		202,204	256,577
1.850%, 7/25/27 TIPS(m)		1,297,584	1,926,036
0.100%, 3/1/28 TIPS(m)		837,752	1,050,805
0.700%, 7/25/30 TIPS(m)		1,042,742	1,413,680
Italy Buoni Poliennali Del Tesoro
1.650%, 4/23/20 TIPS(m)		100,131	124,830
3.100%, 9/15/26 TIPS(m)		300,362	425,958
2.550%, 9/15/41 TIPS(m)		225,297	309,730
Japanese Government CPI Linked Bonds
0.100%, 3/10/26 TIPS	JPY	140,040,600	1,294,383
0.100%, 3/10/27 TIPS		170,545,700	1,580,886
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,819,708	650,671
Kingdom of Spain
0.550%, 11/30/19 TIPS(m)	EUR	648,250	799,793
1.800%, 11/30/24 TIPS(m)		830,570	1,123,538
1.000%, 11/30/30 TIPS(m)		10,101	12,382
Kingdom of Sweden
0.125%, 6/1/26	SEK	400,000	57,157

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Mexican Udibonos
4.500%, 11/22/35 TIPS	MXN	1,746,746	$109,327
New Zealand Government Bond
3.000%, 4/15/20(m)	NZD	100,000	73,753
2.000%, 9/20/25 TIPS(m)		422,240	308,931
2.500%, 9/20/35 TIPS(m)		103,010	77,653
Republic of Argentina
26.250%, 6/21/20	ARS	1,500,000	90,384
Republic of Italy
1.700%, 9/15/18 TIPS	EUR	1,206,680	1,473,067
0.100%, 5/15/22 TIPS(m)		846,343	1,014,747
2.350%, 9/15/24 TIPS(m)		3,167,539	4,231,370
Republic of Peru
6.150%, 8/12/32(m)	PEN	600,000	192,734
Sweden Inflation Linked Bond
0.250%, 6/1/22 TIPS	SEK	700,000	98,403
U.K. Treasury Inflation Linked Bonds
1.875%, 11/22/22 TIPS(m)	GBP	9,291	15,231
0.125%, 3/22/24 TIPS(m)(z)		477,839	733,296
2.500%, 7/17/24 TIPS		22,000	107,456
0.125%, 3/22/26 TIPS(m)		2,386,727	3,746,741
4.125%, 7/22/30 TIPS		17,000	82,784
1.250%, 11/22/32 TIPS(m)(z)		908,459	1,814,498
0.750%, 3/22/34 TIPS(m)		229,199	440,951
0.125%, 3/22/44 TIPS(m)(z)		636,698	1,300,426
0.125%, 3/22/46 TIPS(m)		2,193,914	4,606,296
0.250%, 3/22/52 TIPS(m)(z)		389,372	925,808
1.250%, 11/22/55 TIPS(m)		400,491	1,283,535
0.125%, 11/22/56 TIPS(m)		365,816	903,172
0.125%, 3/22/58 TIPS(m)(z)		325,417	825,738
0.375%, 3/22/62 TIPS(m)		91,438	268,646
0.125%, 11/22/65 TIPS(m)		660,297	1,918,126
0.125%, 3/22/68 TIPS(m)(z)		254,175	774,871

Total Foreign Government Securities			46,776,309

Mortgage-Backed Securities (4.2%)
FNMA
3.000%, 11/25/47 TBA		$1,000,000	1,001,563
3.500%, 11/25/47 TBA		2,300,000	2,366,754

Total Mortgage-Backed Securities			3,368,317

U.S. Treasury Obligations (54.4%)
U.S. Treasury Bonds
2.875%, 11/15/46(w)		20,000	20,074
3.000%, 5/15/47(z)		250,000	257,246
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS(z)		5,636,011	6,438,824
2.000%, 1/15/26 TIPS(z)		49,333	55,467
1.750%, 1/15/28 TIPS		1,098,343	1,229,189
3.625%, 4/15/28 TIPS		681,053	891,324
2.500%, 1/15/29 TIPS		11,401	13,760
2.125%, 2/15/40 TIPS		11,325	14,240
2.125%, 2/15/41 TIPS(v)		301,803	381,491
0.750%, 2/15/42 TIPS		97,498	94,107
0.625%, 2/15/43 TIPS(v)(w)		106,470	99,367
1.375%, 2/15/44 TIPS		1,617,493	1,782,639
0.750%, 2/15/45 TIPS		207,902	198,117
1.000%, 2/15/46 TIPS		1,332,686	1,351,487
0.875%, 2/15/47 TIPS		202,812	199,770
U.S. Treasury Inflation Linked Notes
1.625%, 1/15/18 TIPS(v)		116,845	117,620
1.375%, 7/15/18 TIPS(v)		56,758	57,673
0.125%, 4/15/20 TIPS		1,473,859	1,480,903
1.250%, 7/15/20 TIPS		448,972	467,758
0.125%, 4/15/21 TIPS(z)		5,949,043	5,966,639
0.625%, 7/15/21 TIPS		510,462	524,486
0.125%, 1/15/22 TIPS(w)		75,706	75,940
0.125%, 7/15/22 TIPS		457,718	459,888
0.125%, 1/15/23 TIPS		1,606,658	1,602,473
0.375%, 7/15/23 TIPS		2,587,576	2,621,130
0.625%, 1/15/24 TIPS(z)		3,388,593	3,460,977
0.125%, 7/15/24 TIPS(z)		4,597,859	4,552,853
0.250%, 1/15/25 TIPS		1,095,499	1,084,639
0.375%, 7/15/25 TIPS		774,173	774,172
0.625%, 1/15/26 TIPS		1,988,286	2,015,003
0.125%, 7/15/26 TIPS		490,181	476,730
0.375%, 7/15/27 TIPS		400,276	396,405
U.S. Treasury Notes
2.125%, 9/30/21(v)		100,000	101,211
1.875%, 2/28/22(z)		3,100,000	3,100,969
2.125%, 7/31/24(z)		700,000	698,934
2.000%, 2/15/25(v)(w)		520,000	512,911
2.250%, 8/15/27		400,000	397,312

Total U.S. Treasury Obligations			43,973,728

Total Long-Term Debt Securities (125.3%) (Cost $95,448,643)			101,198,443

SHORT-TERM INVESTMENTS:
Certificates of Deposit (1.2%)
Barclays Bank plc
(USD 3 Month LIBOR + 0.46%), 1.78%, 3/16/18(k)		200,000	200,298
(USD 3 Month LIBOR + 0.47%), 1.83%, 5/17/18(k)		200,000	200,349
1.94%, 9/4/18		200,000	200,150
Norinchukin Bank
(USD 3 Month LIBOR + 0.72%), 2.02%, 10/11/17(k)		300,000	300,068
Sumitomo Mitsui Trust Bank Ltd.
(USD 3 Month LIBOR + 0.71%), 2.01%, 10/6/17(k)		100,000	100,013

Total Certificates of Deposit			1,000,878

Foreign Government Treasury Bills (5.9%)
Argentina Treasury Bills
3.30%, 3/16/18(p)		170,000	167,474
2.82%, 8/10/18(p)		100,000	99,577
3.32%, 9/28/18(p)		100,000	96,805
Federative Republic of Brazil
0.00%, 1/1/18(p)	BRL	5,800,000	1,798,986
0.00%, 7/1/18(p)		7,200,000	2,160,509
Japanese Treasury Bills
(0.12)%, 11/6/17(p)	JPY	50,000,000	444,399

Total Foreign Government Treasury Bills			4,767,750

Total Short-Term Investments (7.1%) (Cost $5,665,005)			5,768,628

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTION PURCHASED:
Put Option Purchased (0.0%)
Future Interest Rate Option (0.0%)
3 Month Eurodollar 03/19/2018 at USD 98.25, American Style Notional Amount: USD 5,250,000 Exchange Traded*	21	$1,181

Total Options Purchased (0.0%) (Cost $2,016)		1,181

Total Investments (132.4%) (Cost $101,115,664)		106,968,252
Other Assets Less Liabilities (-32.4%)		(26,174,453)

Net Assets (100%)		$80,793,799

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2017, the market value of these securities amounted to $2,007,114 or 2.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2017, the market value of these securities amounted to $233,039 or 0.3% of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2017. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2017.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $38,315,781 or 47.4% of net assets.

(p)	Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $937,782.

(w)	All, or a portion of security held by broker as collateral for TBA contracts, with a total collateral value of $286,393.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

DKK — Denmark Krone

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peru Nuevo Sol

RUB — Russian Ruble

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.6%
Australia	1.6
Brazil	5.3
Canada	3.8
Cayman Islands	0.5
Denmark	1.9
France	9.3
Germany	1.9
Italy	9.4
Japan	4.6
Luxembourg	0.3
Mexico	0.1
Netherlands	0.1
New Zealand	0.6
Peru	0.2
Spain	2.6
Sweden	0.2
Switzerland	0.5
United Kingdom	25.6
United States	63.3
Cash and Other	(32.4)

100.0%

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	8	12/2017	EUR	1,522,382	(3,848)
Long Gilt	7	12/2017	GBP	1,161,994	(36,056)
U.S. Treasury 10 Year Note	40	12/2017	USD	5,012,500	(47,855)

					(87,759)

Short Contracts
Euro-BTP	(2)	12/2017	EUR	(319,018)	1,721
Euro-OAT	(6)	12/2017	EUR	(1,100,160)	4,842
Japan 10 Year Bond	(1)	12/2017	JPY	(1,336,148)	4,078
U.S. Treasury 2 Year Note	(79)	12/2017	USD	(17,040,547)	41,518
U.S. Treasury 5 Year Note	(66)	12/2017	USD	(7,755,000)	49,008
U.S. Treasury Long Bond	(26)	12/2017	USD	(3,973,125)	63,548

					164,715

					76,956

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	2,860,000	USD	451,624	Credit Suisse	10/02/2017	2,615
DKK	2,474,000	USD	360,645	JPMorgan Chase Bank	10/02/2017	32,287
BRL	576,309	USD	180,848	Credit Suisse**	10/03/2017	1,116
BRL	5,200,000	USD	1,594,308	Deutsche Bank AG**	10/03/2017	47,546
EUR	15,341,257	USD	17,984,556	Bank of America	10/03/2017	147,276
GBP	11,267,000	USD	15,079,444	JPMorgan Chase Bank	10/03/2017	18,336
USD	1,655,576	AUD	2,090,000	JPMorgan Chase Bank	10/03/2017	16,180
USD	183,831	BRL	576,309	JPMorgan Chase Bank**	10/03/2017	1,866
USD	152,006	CAD	185,000	Bank of America	10/03/2017	3,739
USD	305,137	CAD	370,000	JPMorgan Chase Bank	10/03/2017	8,603
USD	18,596,802	EUR	15,396,257	JPMorgan Chase Bank	10/03/2017	399,965
USD	303,590	GBP	224,000	Deutsche Bank AG	10/03/2017	3,430
USD	571,704	GBP	423,000	JPMorgan Chase Bank	10/03/2017	4,884
USD	2,861,913	JPY	316,100,000	JPMorgan Chase Bank	10/03/2017	52,759
USD	146,393	SEK	1,165,000	Credit Suisse	10/03/2017	3,359
USD	1,640,071	AUD	2,090,000	Bank of America	11/02/2017	1,313
USD	453,556	JPY	50,000,000	JPMorgan Chase Bank	11/06/2017	8,463
USD	131,000	KRW	149,156,600	Deutsche Bank AG**	12/04/2017	671
USD	71,000	KRW	80,812,200	JPMorgan Chase Bank**	12/04/2017	388
ARS	1,464,300	USD	80,986	JPMorgan Chase Bank**	12/12/2017	398
USD	103,707	MXN	1,886,789	Deutsche Bank AG	12/15/2017	1,325

Total unrealized appreciation						756,519

USD	338,769	DKK	2,327,000	Bank of America	10/02/2017	(30,816)
USD	1,214,516	DKK	7,880,000	JPMorgan Chase Bank	10/02/2017	(37,023)
USD	327,562	DKK	2,137,000	JPMorgan Chase Bank	10/02/2017	(11,846)
EUR	55,000	USD	65,515	Barclays Bank plc	10/03/2017	(511)
USD	1,539,181	BRL	5,200,000	JPMorgan Chase Bank**	10/03/2017	(102,674)
USD	2,881,392	CAD	3,596,000	Bank of America	10/03/2017	(596)
USD	62,376	DKK	410,000	JPMorgan Chase Bank	10/03/2017	(2,742)
USD	998,920	GBP	756,000	Barclays Bank plc	10/03/2017	(14,120)
USD	12,760,781	GBP	9,864,000	Deutsche Bank AG	10/03/2017	(456,979)
USD	456,976	NZD	639,000	JPMorgan Chase Bank	10/03/2017	(4,573)
RUB	10,893,970	USD	188,746	Deutsche Bank AG**	10/20/2017	(62)
USD	185,240	RUB	10,810,600	Credit Suisse**	10/20/2017	(2,000)
USD	3,326,940	CAD	4,151,000	Bank of America	11/02/2017	(555)
USD	18,013,857	EUR	15,341,257	Bank of America	11/02/2017	(147,813)
USD	14,630,508	GBP	10,916,000	JPMorgan Chase Bank	11/02/2017	(11,667)
BRL	576,309	USD	183,083	JPMorgan Chase Bank**	11/03/2017	(1,932)
USD	48,000	BRL	152,906	Bank of America**	11/03/2017	(63)

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	149,649	DKK	1,023,000	Bank of America	01/02/2018	(13,754)
USD	728,445	DKK	4,565,000	JPMorgan Chase Bank	01/02/2018	(718)
USD	1,369,330	BRL	5,000,000	Deutsche Bank AG**	01/03/2018	(189,854)
USD	221,147	BRL	800,000	JPMorgan Chase Bank**	01/03/2018	(28,322)
USD	26,000	ARS	492,960	JPMorgan Chase Bank**	02/14/2018	(471)
USD	133,983	DKK	900,000	Bank of America	04/03/2018	(10,607)
USD	1,994	DKK	13,000	Deutsche Bank AG	04/03/2018	(94)
USD	206,429	BRL	700,000	Bank of America**	07/03/2018	(7,165)
USD	1,561,645	BRL	5,300,000	Deutsche Bank AG**	07/03/2018	(55,565)
USD	355,818	BRL	1,200,000	JPMorgan Chase Bank**	07/03/2018	(10,343)

Total unrealized depreciation						(1,142,865)

Net unrealized depreciation						(386,346)

**	Non-deliverable forward.

Written Call Options Contracts as of September 30, 2017:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
3 Month Eurodollar	Exchange Traded	21	USD (5,250,000)	USD 98.75	03/19/2018	(394)
U.S. Treasury 10 Year Note	Exchange Traded	7	USD (700,000)	USD 127.00	10/27/2017	(656)
U.S. Treasury 10 Year Note	Exchange Traded	7	USD (700,000)	USD 127.50	11/24/2017	(1,203)
U.S. Treasury 10 Year Note	Exchange Traded	4	USD (400,000)	USD 128.00	10/27/2017	(187)

						(2,440)

Written Put Options Contracts as of September 30, 2017:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10 Year Note	Exchange Traded	13	USD (1,300,000)	USD 125.00	10/27/2017	(5,078)
U.S. Treasury 10 Year Note	Exchange Traded	4	USD (400,000)	USD 125.50	10/27/2017	(2,563)
U.S. Treasury 10 Year Note	Exchange Traded	8	USD (800,000)	USD 126.00	10/27/2017	(7,625)
U.S. Treasury 30 Year Bond	Exchange Traded	3	USD (300,000)	USD 151.00	10/27/2017	(1,641)

						(16,907)

Total Written Options Contracts (Premiums Received ($18,924))						(19,347)

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,405,613	$—	$1,405,613
Collateralized Mortgage Obligations	—	1,159,125	—	1,159,125
Corporate Bonds
Consumer Discretionary	—	346,837	—	346,837
Consumer Staples	—	99,950	—	99,950
Energy	—	343,164	—	343,164
Financials	—	2,487,386	—	2,487,386
Health Care	—	704,541	—	704,541
Industrials	—	117,080	—	117,080
Information Technology	—	115,527	—	115,527
Real Estate	—	99,999	—	99,999
Telecommunication Services	—	200,867	—	200,867
Foreign Government Securities	—	46,776,309	—	46,776,309
Forward Currency Contracts	—	756,519	—	756,519
Futures	164,715	—	—	164,715
Mortgage-Backed Securities	—	3,368,317	—	3,368,317
Options Purchased
Put Options Purchased	1,181	—	—	1,181
Short-Term Investments
Certificates of Deposit	—	1,000,878	—	1,000,878
Foreign Government Treasury Bills	—	4,767,750	—	4,767,750
U.S. Treasury Obligations	—	43,973,728	—	43,973,728

Total Assets	$165,896	$107,723,590	$—	$107,889,486

Liabilities:
Forward Currency Contracts	$—	$(1,142,865)	$—	$(1,142,865)
Futures	(87,759)	—	—	(87,759)
Options Written
Call Options Written	(2,440)	—	—	(2,440)
Put Options Written	(16,907)	—	—	(16,907)

Total Liabilities	$(107,106)	$(1,142,865)	$—	$(1,249,971)

Total	$58,790	$106,580,725	$—	$106,639,515

There were no transfers between Levels 1, 2 and 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,124,903
Aggregate gross unrealized depreciation	(2,681,153)

Net unrealized appreciation	$3,443,750

Federal income tax cost of investment securities and derivative instruments, if applicable	$103,195,765

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (13.8%)
Ally Auto Receivables Trust,
Series 2017-3 A2
1.530%, 3/16/20	$2,500,000	$2,499,262
American Airlines Pass-Through Trust,
Series 2017-1B B
4.950%, 2/15/25	4,000,000	4,180,000
AmeriCredit Automobile Receivables Trust,
Series 2017-2 A1
1.200%, 5/18/18	3,926,698	3,926,421
Arkansas Student Loan Authority,
Series 2010-1 A
2.218%, 11/25/43(l)	1,130,376	1,130,604
Avant Loans Funding Trust,
Series 2017-A A
2.410%, 3/15/21§	731,350	731,589
BA Credit Card Trust,
Series 2015-A1 A
1.564%, 6/15/20(l)	33,000,000	33,029,373
Chase Issuance Trust,
Series 2016-A1 A
1.644%, 5/17/21(l)	3,000,000	3,015,091
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
1.856%, 4/22/26(l)	3,000,000	3,030,159
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
1.317%, 1/25/37(l)	53,606	34,643
Colony Starwood Homes Trust,
Series 2016-1A A
2.737%, 7/17/33(l)§	3,980,645	4,016,778
CSMC Trust,
Series 2017-1
4.500%, 3/25/21(l)	2,779,601	2,796,868
Discover Card Execution Note Trust,
Series 2017-A1 A1
1.724%, 7/15/24(l)	6,500,000	6,568,517
Drug Royalty II LP 2,
Series 2014-1 A1
4.154%, 7/15/23(b)(l)§	793,524	801,158
Edsouth Indenture No. 3 LLC,
Series 2012-2 A
1.967%, 4/25/39(l)§	1,157,091	1,156,405
Federal Express Corp. Pass-Through Trust,
Series 1998
6.720%, 1/15/22	3,177,560	3,446,740
Ford Credit Auto Lease Trust,
Series 2017-A A1
1.100%, 4/15/18	1,617,818	1,617,793
GSAA Trust,
Series 2007-6 A4
1.537%, 5/25/47(l)	216,446	164,976
Invitation Homes Trust,
Series 2015-SFR3 A
2.534%, 8/17/32(l)§	4,296,238	4,314,269
Massachusetts Educational Financing Authority,
Series 2008-1 A1
2.264%, 4/25/38(l)	220,026	221,798
Navient Private Education Loan Trust,
Series 2014-CTA A
1.934%, 9/16/24(l)§	1,779,526	1,782,062
Series 2015-AA A2A
2.650%, 12/15/28§	934,495	936,970
Navient Student Loan Trust,
Series 2016-7A A
2.387%, 3/25/66(l)§	2,713,021	2,745,892
Series 2017-5A A
2.050%, 7/26/66(b)(l)§	5,000,000	4,999,971
NCUA Guaranteed Notes Trust,
Series 2010-A1 A
1.582%, 12/7/20(l)	631,480	631,895
Nelnet Student Loan Trust,
Series 2005-3 A5
1.407%, 12/24/35(l)	4,865,882	4,784,299
Series 2013-5A A
1.867%, 1/25/37(l)§	2,095,368	2,080,039
Series 2016-1A A
2.037%, 9/25/65(l)§	11,165,095	11,322,124
Northstar Education Finance, Inc.,
Series 2012-1 A
1.937%, 12/26/31(l)§	1,558,912	1,546,708
Northwest Airlines Pass-Through Trust,
Series 2002-1 G-2
6.264%, 11/20/21	320,929	341,982
OneMain Financial Issuance Trust,
Series 2015-2A A
2.570%, 7/18/25§	5,967,171	5,977,805
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1
2.429%, 10/1/35(l)	662,304	672,048
PHEAA Student Loan Trust,
Series 2016-2A A
2.187%, 11/25/65(l)§	4,155,036	4,162,518
SBA Small Business Investment Cos.,
Series 2008-P10A 1
5.902%, 2/10/18	24,431	24,794
SBA Tower Trust,
2.240%, 4/10/18(b)§	1,000,000	999,667
3.598%, 4/10/18(b)§	1,300,000	1,298,967
2.898%, 10/8/19(b)§	2,600,000	2,616,097
SLC Student Loan Trust,
Series 2005-1 A3
1.415%, 2/15/25(l)	6,827,086	6,820,323
Series 2005-2 A3
1.430%, 3/15/27(l)	1,852,387	1,850,736
Series 2005-3 A3
1.440%, 6/15/29(l)	3,760,000	3,738,669
Series 2006-2 A5
1.420%, 9/15/26(l)	9,284,189	9,234,966

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SLM Student Loan Trust,
Series 2005-3 A5
1.404%, 10/25/24(l)	$5,467,978	$5,461,280
Series 2005-7 A4
1.464%, 10/25/29(l)	3,352,846	3,333,563
Series 2005-8 A4
1.864%, 1/25/28(l)	3,781,576	3,784,505
Series 2008-9 A
2.814%, 4/25/23(l)	5,162,430	5,282,726
Series 2010-1 A
1.637%, 3/25/25(l)	3,831,768	3,786,917
Series 2013-3 A2
1.537%, 5/26/20(l)	860,569	860,916
SMB Private Education Loan Trust,
Series 2015-A A2B
2.234%, 6/15/27(l)§	10,600,000	10,703,129
Series 2016-C A2A
2.340%, 9/15/34§	7,000,000	6,906,262
SoFi Professional Loan Program LLC,
Series 2015-D A2
2.720%, 10/27/36§	420,945	423,531
Series 2016-E A1
2.087%, 7/25/39(l)§	712,889	718,909
United States Small Business Administration,
Series 2003-20I 1
5.130%, 9/1/23	1,637	1,732
Series 2004-20C 1
4.340%, 3/1/24	19,112	19,764
Series 2005-20B 1
4.625%, 2/1/25	22,755	23,762
Series 2008-20G 1
5.870%, 7/1/28	2,288,513	2,511,344
Series 2008-20H 1
6.020%, 8/1/28	1,751,622	1,930,594

Total Asset-Backed Securities		190,999,910

Collateralized Mortgage Obligations (8.5%)
Alternative Loan Trust,
Series 2005-61 2A1
1.517%, 12/25/35(l)	9,393	8,926
Series 2005-62 2A1
1.889%, 12/25/35(l)	63,642	59,378
Series 2006-OA22 A1
1.397%, 2/25/47(l)	268,505	257,381
Series 2007-OA7 A1A
1.417%, 5/25/47(l)	58,656	56,376
American Home Mortgage Assets Trust,
Series 2006-1 2A1
1.427%, 5/25/46(l)	3,569,322	3,019,061
BCAP LLC Trust,
Series 2006-AA2 A1
1.407%, 1/25/37(l)	337,750	306,474
Bear Stearns ALT-A Trust,
Series 2005-4 1A1
1.677%, 4/25/35(l)	632,644	630,295
Series 2005-7 22A1
3.452%, 9/25/35(l)	818,867	725,150
Bear Stearns ARM Trust,
Series 2002-11 1A2
3.551%, 2/25/33(l)	4,478	4,278
Series 2003-3 3A2
3.190%, 5/25/33(l)	21,102	21,291
Series 2003-8 2A1
3.560%, 1/25/34(l)	2,006	2,042
Series 2003-8 4A1
3.601%, 1/25/34(l)	8,891	8,972
Series 2004-10 15A1
3.589%, 1/25/35(l)	40,948	41,938
Series 2004-10 21A1
3.525%, 1/25/35(l)	684,581	693,878
Series 2005-2 A1
3.260%, 3/25/35(l)	25,129	25,371
Series 2005-2 A2
3.636%, 3/25/35(l)	6,872	6,942
Series 2005-5 A1
3.280%, 8/25/35(l)	45,153	45,834
Series 2005-5 A2
2.820%, 8/25/35(l)	150,595	149,966
Series 2007-3 1A1
3.666%, 5/25/47(l)	2,201,784	2,092,015
CHL Mortgage Pass-Through Trust,
Series 2002-30 M
3.367%, 10/19/32(l)	2,355	2,247
Series 2003-HYB3 7A1
3.695%, 11/19/33(l)	7,462	7,531
Series 2004-12 11A1
3.489%, 8/25/34(l)	126,332	119,279
Series 2005-25 A11
5.500%, 11/25/35	184,647	168,255
Series 2005-3 1A2
1.817%, 4/25/35(l)	109,970	104,077
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
3.430%, 5/25/35(l)	9,131	9,151
Series 2005-11 A2A
3.630%, 10/25/35(l)	157,681	158,848
Series 2005-12 2A1
2.037%, 8/25/35(l)§	382,795	346,317
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
2.690%, 9/25/35(l)	11,745	11,884
Series 2005-6 A2
3.180%, 9/25/35(l)	50,127	50,561
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
1.831%, 3/25/32(l)§	580	545
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3 3A1
5.000%, 10/25/18	48,193	48,383
Series 2005-AR2 7A1
3.341%, 10/25/35(l)	58,207	50,435
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
1.337%, 10/25/36(l)	1,184	900

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC,
Series 2142 Z
6.500%, 4/15/29	$4,893	$5,447
Series 2411 FJ
1.584%, 12/15/29(l)	929	929
Series 3017 CF
1.534%, 8/15/25(l)	680,179	678,874
Series 3222 FN
1.634%, 9/15/36(l)	25,243	25,231
Series 3241 FM
1.614%, 11/15/36(l)	14,222	14,255
Series 3245 NF
1.714%, 11/15/36(l)	481,708	483,898
Series 3335 AF
1.384%, 10/15/20(l)	68,729	68,701
Series 3807 FM
1.734%, 2/15/41(l)	563,927	564,623
Series 3850 FC
1.654%, 4/15/41(l)	382,188	382,104
Series 3898 TF
1.734%, 7/15/39(l)	73,450	74,186
Series 3927 FH
1.684%, 9/15/41(l)	766,659	769,795
Series 4283 JF
1.634%, 12/15/43(l)	4,616,144	4,629,824
Series 4678 AF
1.627%, 12/15/42(l)	11,876,150	11,856,248
Series T-57 1A1
6.500%, 7/25/43	3,927	4,584
Series T-62 1A1
2.030%, 10/25/44(l)	329,814	335,164
Series T-63 1A1
2.030%, 2/25/45(l)	425,234	429,314
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
3.192%, 6/25/34(l)	53,021	52,551
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
3.295%, 8/25/35(l)	76,190	66,101
FNMA,
Series 2003-W8 3F2
1.587%, 5/25/42(l)	19,543	19,652
Series 2005-38 F
1.537%, 5/25/35(l)	40,292	40,238
Series 2006-118 A2
1.297%, 12/25/36(l)	186,759	183,693
Series 2006-5 3A2
3.288%, 5/25/35(l)	98,839	104,178
Series 2007-109 GF
1.917%, 12/25/37(l)	1,090,564	1,104,844
Series 2010-74 AF
1.777%, 7/25/37(l)	405,522	408,653
Series 2011-86 KF
1.787%, 9/25/41(l)	1,581,691	1,597,259
Series 2011-86 NF
1.787%, 9/25/41(l)	924,641	931,927
Series 2012-65 FA
1.687%, 6/25/42(l)	569,346	571,530
Series 2016-11 AF
1.727%, 3/25/46(l)	8,576,599	8,581,843
Series 2016-84 DF
1.647%, 11/25/46(l)	2,287,930	2,291,675
Series 2016-97 CF
1.647%, 12/25/56(l)	4,364,480	4,367,292
GNMA,
Series 2012-H08 FC
1.801%, 4/20/62(l)	2,877,463	2,881,396
Series 2012-H11 FA
1.931%, 2/20/62(l)	7,532,677	7,579,697
Series 2012-H12 FA
1.781%, 4/20/62(l)	3,630,178	3,636,234
Series 2012-H12 FB
2.281%, 2/20/62(l)	3,567,608	3,625,386
Series 2013-H13 FT
1.680%, 5/20/63(l)	1,677,406	1,683,466
Series 2015-H32 FA
1.981%, 12/20/65(l)	4,439,777	4,462,355
Series 2016-180 WF
1.697%, 9/20/45(l)	1,112,201	1,113,240
Series 2016-H14 FA
2.031%, 6/20/66(l)	3,862,590	3,892,454
Series 2016-H17 FK
2.081%, 7/20/66(l)	990,091	1,000,500
Series 2016-H20 PT
4.209%, 9/20/66(l)	3,928,096	4,347,001
Series 2017-H07 FG
1.691%, 2/20/67(l)	13,266,862	13,232,132
Series 2017-H12 FE
1.431%, 6/20/66(l)	5,897,915	5,890,483
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
1.507%, 11/25/45(l)	20,690	18,208
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
3.204%, 9/25/35(l)	42,688	43,479
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
1.677%, 5/19/35(l)	14,458	13,474
Series 2006-1 2A1A
1.477%, 3/19/36(l)	104,740	85,678
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
3.107%, 12/25/34(l)	77,242	74,971
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
3.441%, 11/21/34(l)	42,666	43,692
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	666,250	700,337
Mellon Residential Funding Corp., Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
1.934%, 11/15/31(l)	19,582	19,576
Merrill Lynch Mortgage Investors Trust,
Series 2005-2 1A
2.665%, 10/25/35(l)	351,632	351,029
Series 2005-2 2A
3.480%, 10/25/35(l)	394,504	397,704
Series 2005-2 3A
2.237%, 10/25/35(l)	66,618	63,441
Series 2005-3 4A
1.487%, 11/25/35(l)	21,153	20,211
Series 2005-3 5A
1.487%, 11/25/35(l)	54,637	51,019

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
1.674%, 12/15/30(l)	$6,637	$6,427
NCUA Guaranteed Notes Trust,
Series 2010-R3 2A
1.791%, 12/8/20(l)	5,275,705	5,307,813
RALI Trust,
Series 2005-QO1 A1
1.537%, 8/25/35(l)	22,110	19,580
RBSSP Resecuritization Trust,
Series 2009-12 16A1
3.296%, 10/25/35(l)§	3,280,168	3,318,716
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
1.577%, 6/25/35(l)§	25,130	23,182
Securitized Asset Sales, Inc.,
Series 1993-6 A5
0.473%, 11/26/23(l)	680	590
Sequoia Mortgage Trust,
Series 10 2A1
1.996%, 10/20/27(l)	2,379	2,268
Series 2003-4 2A1
1.586%, 7/20/33(l)	887,044	835,330
Series 2005-2 A2
1.707%, 3/20/35(l)	1,064,493	992,753
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
3.452%, 2/25/34(l)	44,305	44,641
Series 2004-19 2A1
2.230%, 1/25/35(l)	19,966	18,660
Series 2005-17 3A1
3.485%, 8/25/35(l)	70,195	69,953
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
1.897%, 10/19/34(l)	36,629	35,282
Series 2005-AR5 A1
1.487%, 7/19/35(l)	81,038	77,076
Series 2005-AR5 A2
1.487%, 7/19/35(l)	86,839	84,834
Series 2006-AR4 2A1
1.427%, 6/25/36(l)	24,668	22,229
Series 2006-AR5 1A1
1.447%, 5/25/36(l)	865,492	677,660
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
2.089%, 11/25/42(l)	3,934	3,723
Series 2002-AR2 A
1.957%, 2/27/34(l)	2,172	2,144
Series 2003-AR1 A5
2.730%, 3/25/33(l)	334,450	336,023
Series 2004-AR1 A
3.146%, 3/25/34(l)	550,086	560,167
Series 2005-AR13 A1A1
1.527%, 10/25/45(l)	89,388	89,677
Series 2005-AR15 A1A1
1.497%, 11/25/45(l)	23,343	23,037
Series 2006-AR15 2A
2.207%, 11/25/46(l)	19,056	18,084
Series 2006-AR3 A1A
1.889%, 2/25/46(l)	36,900	36,112
Series 2006-AR7 3A
2.207%, 7/25/46(l)	106,605	104,236
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1
3.403%, 9/25/34(l)	14,011	14,287
Series 2007-10 1A22
1.737%, 7/25/37(l)	276,881	245,853

Total Collateralized Mortgage Obligations		118,076,094

Commercial Mortgage-Backed Securities (5.8%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A
2.116%, 9/15/34(b)(l)§	1,000,000	1,000,000
BAMLL Commercial Mortgage Securities Trust,
Series 2014-FL1 A
2.634%, 12/15/31(l)§	1,917,617	1,918,405
Bancorp Commercial Mortgage Trust,
Series 2016-CRE1 A
2.664%, 11/15/33(l)§	2,771,950	2,777,043
BBCMS Trust,
Series 2015-RRI A
2.484%, 5/15/32(l)§	5,738,070	5,741,684
Series 2015-SLP A
2.344%, 2/15/28(l)§	11,758,334	11,759,242
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	3,500,000	3,583,122
Cold Storage Trust,
Series 2017-ICE3 A
2.234%, 4/15/36(l)§	3,500,000	3,510,841
CSMC Trust,
Series 2017-CHOP A
1.984%, 7/15/32(l)§	8,000,000	8,009,871
Series 2017-HD A
2.184%, 2/15/31(b)(l)§	5,000,000	5,006,196
DBCG Mortgage Trust,
Series 2017-BBG A
1.934%, 6/15/34(l)§	5,000,000	5,001,572
DBUBS Mortgage Trust,
Series 2011-LC3A A4
4.551%, 8/10/44	4,900,000	5,201,729
FHLMC Multifamily Structured Pass-Through Certificates,
Series K004 AX1
1.445%, 8/25/19 IO(l)	61,537,553	1,324,374
GS Mortgage Securities Corp. Trust,
Series 2017-500K A
1.934%, 7/15/32(l)§	2,000,000	2,001,572
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2017-MAUI A
2.064%, 7/15/34(l)§	2,500,000	2,501,599
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	4,600,000	4,758,389
RAIT Trust,
Series 2017-FL7 A
2.184%, 6/15/37(l)§	3,999,726	3,999,834
Rosslyn Portfolio Trust,
Series 2017-ROSS A
2.184%, 6/15/33(l)§	5,000,000	4,988,431

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Stonemont Portfolio Trust 2017-STONE,
Series 2017-MONT A
2.085%, 8/20/30(b)(l)§	$4,200,000	$4,206,548
Vornado DP LLC Trust,
Series 2010-VNO A2FX
4.004%, 9/13/28§	2,775,000	2,915,412
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	970,000	1,007,924

Total Commercial Mortgage-Backed Securities		81,213,788

Corporate Bonds (53.9%)
Consumer Discretionary (5.9%)
Automobiles (4.4%)
BMW US Capital LLC
(USD 3 Month LIBOR + 0.64%), 1.942%, 4/6/22(k)§	1,000,000	1,007,892
Daimler Finance North America LLC
(USD 3 Month LIBOR + 0.74%), 2.041%, 7/5/19(k)§	8,500,000	8,568,539
(USD 3 Month LIBOR + 0.62%), 1.931%, 10/30/19(k)§	12,200,000	12,268,660
General Motors Co.
3.500%, 10/2/18	1,025,000	1,041,148
Hyundai Capital America
2.875%, 8/9/18§	500,000	502,500
2.400%, 10/30/18§	1,000,000	1,002,370
2.550%, 2/6/19§	2,100,000	2,103,255
2.500%, 3/18/19§	2,600,000	2,600,254
1.750%, 9/27/19§	6,000,000	5,909,760
Nissan Motor Acceptance Corp.
(USD 3 Month LIBOR + 0.89%), 2.194%, 1/13/22(k)§	20,000,000	20,216,160
(USD 3 Month LIBOR + 0.69%), 2.021%, 9/28/22(b)(k)§	1,500,000	1,503,673
Volkswagen Group of America Finance LLC
1.600%, 11/20/17§	2,000,000	1,999,782
(USD 3 Month LIBOR + 0.44%), 1.756%, 11/20/17(k)§	3,292,000	3,293,049

		62,017,042

Hotels, Restaurants & Leisure (0.3%)
Wyndham Worldwide Corp.
2.500%, 3/1/18	4,811,000	4,819,679

Household Durables (0.3%)
DR Horton, Inc.
3.625%, 2/15/18	3,050,000	3,055,801
3.750%, 3/1/19	750,000	764,294

		3,820,095

Internet & Direct Marketing Retail (0.2%)
QVC, Inc.
3.125%, 4/1/19	2,500,000	2,526,562

Media (0.7%)
Charter Communications Operating LLC
3.579%, 7/23/20	3,500,000	3,593,825
Time Warner Cable LLC
6.750%, 7/1/18	4,500,000	4,645,350
8.250%, 4/1/19	1,000,000	1,087,400

		9,326,575

Total Consumer Discretionary		82,509,953

Consumer Staples (1.4%)
Beverages (0.1%)
Beam Suntory, Inc.
1.750%, 6/15/18	1,000,000	1,002,473

Food Products (0.7%)
Kraft Heinz Foods Co.
(USD 3 Month LIBOR + 0.42%), 1.729%, 8/9/19(k)(x)	3,000,000	2,998,539
(USD 3 Month LIBOR + 0.57%), 1.879%, 2/10/21(k)	2,000,000	1,994,218
(USD 3 Month LIBOR + 0.82%), 2.129%, 8/10/22(k)	4,110,000	4,102,600
Tyson Foods, Inc.
(USD 3 Month LIBOR + 0.45%), 1.764%, 8/21/20(k)	1,500,000	1,498,816

		10,594,173

Tobacco (0.6%)
BAT Capital Corp.
(USD 3 Month LIBOR + 0.88%), 2.195%, 8/15/22(b)(k)§	4,000,000	4,009,512
2.195%, 8/15/22	1,500,000	1,503,567
Reynolds American, Inc.
2.300%, 6/12/18	2,000,000	2,008,889
8.125%, 6/23/19	436,000	479,219

		8,001,187

Total Consumer Staples		19,597,833

Energy (4.3%)
Energy Equipment & Services (0.2%)
FMC Technologies, Inc.
2.000%, 10/1/17	1,000,000	999,995
Halliburton Co.
2.000%, 8/1/18	1,979,000	1,982,465

		2,982,460

Oil, Gas & Consumable Fuels (4.1%)
Chevron Corp.
(USD 3 Month LIBOR + 0.53%), 1.845%, 11/15/21(k)	3,612,000	3,641,374
(USD 3 Month LIBOR + 0.53%), 1.848%, 3/3/22(k)	11,000,000	11,062,050
ConocoPhillips Co.
1.050%, 12/15/17	1,560,000	1,558,817
(USD 3 Month LIBOR + 0.90%), 2.215%, 5/15/22(k)	3,750,000	3,825,068
Energy Transfer LP
2.500%, 6/15/18	1,000,000	1,004,265
9.700%, 3/15/19	2,000,000	2,210,596
9.000%, 4/15/19	1,500,000	1,654,754
5.750%, 9/1/20	2,000,000	2,159,937
4.150%, 10/1/20	2,700,000	2,815,780
Kinder Morgan Energy Partners LP
5.950%, 2/15/18	1,320,000	1,339,999
Kinder Morgan Finance Co. LLC
6.000%, 1/15/18§	8,100,000	8,193,596
Kinder Morgan, Inc.
2.000%, 12/1/17	4,759,000	4,760,593
Phillips 66
(USD 3 Month LIBOR + 0.65%), 1.954%, 4/15/19(k)§	5,000,000	5,011,591
Pioneer Natural Resources Co.
6.875%, 5/1/18	4,887,000	5,025,244

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Western Gas Partners LP
2.600%, 8/15/18	$2,935,000	$2,944,687

		57,208,351

Total Energy		60,190,811

Financials (24.5%)
Banks (9.3%)
Bank of America Corp.
(USD 3 Month LIBOR + 0.66%), 1.967%, 7/21/21(k)	9,300,000	9,328,737
(USD 3 Month LIBOR + 0.65%), 1.971%, 10/1/21(k)	10,000,000	10,030,160
Capital One NA
(USD 3 Month LIBOR + 1.15%), 2.464%, 8/17/18(k)	15,000,000	15,123,499
Citigroup, Inc.
(USD 3 Month LIBOR + 1.31%), 2.624%, 10/26/20(k)	7,800,000	7,967,013
(USD 3 Month LIBOR + 1.38%), 2.713%, 3/30/21(k)	3,300,000	3,373,109
(USD 3 Month LIBOR + 0.95%), 2.262%, 7/24/23(k)	2,000,000	1,992,393
Citizens Bank NA
1.600%, 12/4/17	20,000,000	19,994,582
Discover Bank
2.000%, 2/21/18	1,010,000	1,011,659
Fifth Third Bank
(USD 3 Month LIBOR + 0.59%), 1.920%, 9/27/19(k)	14,000,000	14,058,145
JPMorgan Chase & Co.
(USD 3 Month LIBOR + 0.55%), 1.867%, 3/9/21(k)	11,000,000	11,018,872
(USD 3 Month LIBOR + 1.10%), 2.417%, 6/7/21(k)	7,256,000	7,391,875
Santander Holdings USA, Inc.
(USD 3 Month LIBOR + 1.45%), 2.767%, 11/24/17(k)	5,300,000	5,310,494
3.450%, 8/27/18	1,000,000	1,013,228
2.650%, 4/17/20	4,000,000	4,022,883
Wells Fargo & Co.
(USD 3 Month LIBOR + 0.40%), 1.719%, 9/14/18(k)	12,200,000	12,233,994
(USD 3 Month LIBOR + 1.34%), 2.656%, 3/4/21(k)	3,000,000	3,086,145
(USD 3 Month LIBOR + 1.03%), 2.339%, 7/26/21(k)	2,000,000	2,039,667

		128,996,455

Capital Markets (2.7%)
BGC Partners, Inc.
5.125%, 5/27/21	2,500,000	2,639,754
Goldman Sachs Group, Inc. (The)
2.900%, 7/19/18	2,000,000	2,017,657
(USD 3 Month LIBOR + 1.77%), 3.087%, 2/25/21(k)	4,800,000	4,972,615
(USD 3 Month LIBOR + 1.36%), 2.674%, 4/23/21(k)	394,000	402,209
(USD 3 Month LIBOR + 1.17%), 2.485%, 11/15/21(k)	5,700,000	5,778,204
Mizuho Securities USA LLC
(USD 3 Month LIBOR + 0.65%), 1.981%, 6/28/19(k)§	14,000,000	14,158,221
Nasdaq, Inc.
(USD 3 Month LIBOR + 0.39%), 1.713%, 3/22/19(k)	5,000,000	5,001,526
USAA Capital Corp. 2.450%, 8/1/20§	2,800,000	2,835,172

		37,805,358

Consumer Finance (7.7%)
American Express Credit Corp.
(USD 3 Month LIBOR + 0.73%), 2.047%, 5/26/20(k)	21,010,000	21,176,294
American Honda Finance Corp.
(USD 3 Month LIBOR + 0.35%), 1.669%, 11/5/21(k)	4,000,000	4,008,314
Caterpillar Financial Services Corp.
(USD 3 Month LIBOR + 0.51%), 1.814%, 1/10/20(k)	5,000,000	5,018,091
Ford Motor Credit Co. LLC Series 1
(USD 3 Month LIBOR + 0.83%), 2.140%, 3/12/19(k)	21,900,000	22,004,406
General Motors Financial Co., Inc.
2.400%, 4/10/18	1,000,000	1,002,849
(USD 3 Month LIBOR + 1.36%), 2.664%, 4/10/18(k)	1,200,000	1,202,040
6.750%, 6/1/18	900,000	929,089
(USD 3 Month LIBOR + 1.56%), 2.864%, 1/15/20(k)	7,100,000	7,219,990
HSBC USA, Inc.
(USD 3 Month LIBOR + 0.61%), 1.919%, 11/13/19(k)	22,200,000	22,275,888
Synchrony Financial
(USD 3 Month LIBOR + 1.40%), 2.711%, 11/9/17(k)	5,000,000	5,004,976
(USD 3 Month LIBOR + 1.23%), 2.541%, 2/3/20(k)	11,040,000	11,183,351
Toyota Motor Credit Corp.
(USD 3 Month LIBOR + 0.37%), 1.680%, 3/12/20(k)	115,000	115,476
(USD 3 Month LIBOR + 0.69%), 1.995%, 1/11/22(k)	5,000,000	5,056,289

		106,197,053

Insurance (4.5%)
Athene Global Funding
(USD 3 Month LIBOR + 1.14%), 2.447%, 4/20/20(k)§	7,500,000	7,583,086
(USD 3 Month LIBOR + 1.23%), 2.529%, 7/1/22,(k)§	7,100,000	7,167,144
Jackson National Life Global Funding
(USD 3 Month LIBOR + 0.25%), 1.580%, 12/27/18(k)§	25,200,000	25,222,063
2.200%, 1/30/20§	3,000,000	3,003,204
Metropolitan Life Global Funding I
(USD 3 Month LIBOR + 0.22%), 1.544%, 9/19/19(b)(k)§	11,500,000	11,511,407
Reliance Standard Life Global Funding II
2.150%, 10/15/18§	3,500,000	3,513,159
3.050%, 1/20/21§	5,000,000	5,073,967

		63,074,030

Thrifts & Mortgage Finance (0.3%)
Santander Bank NA
(USD 3 Month LIBOR + 0.93%), 2.234%, 1/12/18(k)	3,469,000	3,471,266

Total Financials		339,544,162

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (2.5%)
Biotechnology (0.1%)
Celgene Corp.
2.300%, 8/15/18	$1,184,000	$1,190,761

Health Care Equipment & Supplies (0.9%)
Zimmer Biomet Holdings, Inc.
2.000%, 4/1/18	9,300,000	9,308,925
2.700%, 4/1/20	3,000,000	3,028,081

		12,337,006

Health Care Providers & Services (0.1%)
Sutter Health
Series 13-B
1.674%, 8/15/53	2,000,000	1,947,603

Pharmaceuticals (1.4%)
Bayer US Finance LLC
(USD 3 Month LIBOR + 0.28%), 1.582%, 10/6/17(k)§	10,000,000	10,000,034
Mylan, Inc.
2.600%, 6/24/18	5,650,000	5,677,677
Zoetis, Inc.
1.875%, 2/1/18	3,110,000	3,116,320

		18,794,031

Total Health Care		34,269,401

Industrials (3.7%)
Airlines (0.1%)
Southwest Airlines Co.
2.650%, 11/5/20	2,000,000	2,032,400

Building Products (0.1%)
Masco Corp.
3.500%, 4/1/21	1,150,000	1,178,750

Industrial Conglomerates (0.4%)
General Electric Co.
(USD 3 Month LIBOR + 0.38%), 1.692%, 5/5/26(k)	5,200,000	5,057,791

Road & Rail (0.6%)
ERAC USA Finance LLC
6.375%, 10/15/17§	3,480,000	3,485,700
5.250%, 10/1/20§	900,000	971,113
Kansas City Southern
2.350%, 5/15/20	1,500,000	1,495,482
Penske Truck Leasing Co. LP
3.375%, 3/15/18§	2,000,000	2,015,503
2.500%, 6/15/19§	1,000,000	1,006,642

		8,974,440

Trading Companies & Distributors (2.5%)
Air Lease Corp. 2.125%, 1/15/18	9,482,000	9,488,236
2.125%, 1/15/20	4,000,000	3,986,790
4.750%, 3/1/20(x)	300,000	317,174
Aviation Capital Group Corp.
2.875%, 9/17/18§	5,550,000	5,576,640
6.750%, 4/6/21§	1,100,000	1,243,770
International Lease Finance Corp.
7.125%, 9/1/18§	1,200,000	1,252,320
5.875%, 4/1/19	6,600,000	6,960,189
6.250%, 5/15/19	5,206,000	5,535,084

		34,360,203

Total Industrials		51,603,584

Information Technology (3.8%)
Internet Software & Services (0.8%)
eBay, Inc.
(USD 3 Month LIBOR + 0.48%), 1.791%, 8/1/19(k)	9,585,000	9,610,047
(USD 3 Month LIBOR + 0.87%), 2.181%, 1/30/23(k)	1,500,000	1,506,954

		11,117,001

Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.
(USD 3 Month LIBOR + 0.35%), 1.659%, 5/11/22(k)	3,000,000	3,008,336
QUALCOMM, Inc.
(USD 3 Month LIBOR + 0.45%), 1.766%, 5/20/20(k)	5,000,000	5,023,815
(USD 3 Month LIBOR + 0.73%), 2.041%, 1/30/23(k)	5,500,000	5,503,112

		13,535,263

Software (0.3%)
VMware, Inc.
2.300%, 8/21/20	4,500,000	4,514,592

Technology Hardware, Storage & Peripherals (1.7%)
Dell International LLC
3.480%, 6/1/19§	10,850,000	11,067,375
Hewlett Packard Enterprise Co.
2.450%, 10/5/17	2,500,000	2,500,143
(USD 3 Month LIBOR + 1.74%), 3.041%, 10/5/17(k)(x)	4,700,000	4,700,392
(USD 3 Month LIBOR + 1.93%), 3.231%, 10/5/18(k)	4,700,000	4,768,385
HP, Inc.
(USD 3 Month LIBOR + 0.94%), 2.244%, 1/14/19(k)	1,000,000	1,005,036

		24,041,331

Total Information Technology		53,208,187

Materials (0.9%)
Construction Materials (0.1%)
Martin Marietta Materials, Inc.
(USD 3 Month LIBOR + 0.65%), 1.965%, 5/22/20(k)	1,000,000	1,002,146

Containers & Packaging (0.1%)
Packaging Corp. of America
6.500%, 3/15/18	1,000,000	1,020,543

Paper & Forest Products (0.7%)
Georgia-Pacific LLC
2.539%, 11/15/19§	10,420,000	10,511,811

Total Materials		12,534,500

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.4%)
American Tower Corp. (REIT)
3.400%, 2/15/19	3,300,000	3,360,626
2.800%, 6/1/20	4,000,000	4,057,264
5.900%, 11/1/21	1,250,000	1,405,632
Hospitality Properties Trust (REIT)
6.700%, 1/15/18	1,135,000	1,139,109
Ventas Realty LP (REIT)
2.000%, 2/15/18	2,000,000	2,001,578
2.700%, 4/1/20	2,300,000	2,320,738
WEA Finance LLC (REIT)
2.700%, 9/17/19§	6,975,000	7,033,245
Welltower, Inc. (REIT)
2.250%, 3/15/18	8,000,000	8,019,490
Willamette Industries, Inc. (REIT)
7.000%, 2/1/18	4,000,000	4,061,794

Total Real Estate		33,399,476

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.
(USD 3 Month LIBOR + 0.95%), 2.254%, 7/15/21(k)	$8,300,000	$8,407,488
(USD 3 Month LIBOR + 0.89%), 2.202%, 2/14/23(k)	4,400,000	4,393,590
Verizon Communications, Inc.
(USD 3 Month LIBOR + 1.00%), 2.321%, 3/16/22(k)(x)	9,300,000	9,424,343

Total Telecommunication Services		22,225,421

Utilities (2.9%)
Electric Utilities (1.8%)
Kentucky Utilities Co.
3.250%, 11/1/20	5,000,000	5,148,281
OGE Energy Corp.
(USD 3 Month LIBOR + 0.55%), 1.867%, 11/24/17(k)	10,000,000	10,000,385
Southern Co. (The)
2.350%, 7/1/21	8,000,000	7,954,185
West Penn Power Co.
5.950%, 12/15/17(b)§	1,000,000	1,007,970

		24,110,821

Gas Utilities (0.3%)
Dominion Energy Gas Holdings LLC
2.500%, 12/15/19	4,300,000	4,330,300

Independent Power and Renewable Electricity Producers (0.2%)
Exelon Generation Co. LLC
6.200%, 10/1/17	3,000,000	2,999,984

Multi-Utilities (0.6%)
Dominion Energy, Inc.
2.125%, 2/15/18§	5,500,000	5,510,971
TECO Finance, Inc.
(USD 3 Month LIBOR + 0.60%), 1.904%, 4/10/18(k)	3,140,000	3,144,476

		8,655,447

Total Utilities		40,096,552

Total Corporate Bonds		749,179,880

Loan Participations (0.5%)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Las Vegas Sands LLC
(USD 1 Month LIBOR + 2.00%), 3.235%, 3/29/24(k)	295,470	296,624

Total Consumer Discretionary		296,624

Information Technology (0.5%)
Semiconductors & Semiconductor Equipment (0.5%)
Energy Future Intermediate Holding Co. LLC
4.236%, 6/30/18	6,200,000	6,228,414

Total Information Technology		6,228,414

Utilities (0.0%)
Electric Utilities (0.0%)
Energy Future Intermediate Holding Co. LLC
(USD 1 Month LIBOR + 3.00%), 4.391%, 6/28/18(k)	400,000	401,833

Total Utilities		401,833

Total Loan Participations		6,926,871

Mortgage-Backed Securities (0.1%)
FHLMC
2.740%, 11/1/23(l)	2,080	2,142
2.859%, 1/1/34(l)	12,400	13,043
3.196%, 10/1/35(l)	9,517	10,051
3.301%, 11/1/35(l)	8,703	9,036
3.149%, 7/1/36(l)	392,644	411,019
3.130%, 9/1/36(l)	396,134	407,871
3.320%, 10/1/36(l)	187,228	196,034
FNMA
3.229%, 11/1/34(l)	236,132	250,462
3.048%, 1/1/35(l)	5,957	6,209
3.300%, 7/1/35(l)	52,920	55,162
3.302%, 12/1/35(l)	72,226	76,027
3.202%, 1/1/36(l)	36,441	38,231
3.456%, 3/1/36(l)	73,385	77,806
3.505%, 3/1/36(l)	63,537	67,190
2.029%, 3/1/44(l)	193,967	194,742
2.030%, 7/1/44(l)	2,345	2,355
2.029%, 10/1/44(l)	16,016	16,080

Total Mortgage-Backed Securities		1,833,460

Municipal Bonds (3.1%)
New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue Refunding, Series B
3.290%, 7/1/19	1,000,000	1,004,690
New York City Transitional Finance Authority Revenue Bonds, Series B, Subseries B-2
1.350%, 11/1/18	6,095,000	6,084,517
New York State Urban Development Corp., St Personal Income Tax
2.100%, 3/15/22	5,000,000	4,989,700
Public Finance Authority Wisconsin Healthcare Facilities Revenue Bonds, Series B
2.625%, 11/1/19	6,500,000	6,462,625
Riverside County Public Financing Authority, 2014 Tax Allocation Revenue Bonds, Series A-T
2.743%, 9/1/18	300,000	300,363
San Francisco City & County Redevelopment Agency, Affordable Housing Projects
2.193%, 8/1/19	1,750,000	1,750,140
State of California, High Speed Passenger Train, General Obligation Bonds, Series C
(1 Month LIBOR + 0.78%, 11.00% Cap), 2.017%, 4/1/47(k)	7,000,000	7,034,860

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
State of Mississippi, Refunding, LIBOR, Series C
(1 Month LIBOR + 0.40%, 11.00% Cap), 1.631%, 11/1/28(k)	$10,000,000	$10,003,500
Successor Agency to the Inland Valley Development Agency Tax Allocation Refunding Bonds, Series 2014B, AGM
2.945%, 3/1/19	500,000	505,115
3.195%, 9/1/19	500,000	509,035
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47	800,000	780,176
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series B
(1 Month LIBOR + 1.10%, 12.00% Cap), 1.927%, 1/1/42(k)	3,000,000	3,007,410

Total Municipal Bonds		42,432,131

U.S. Government Agency Securities (2.0%)
FHLMC
1.600%, 7/26/19	10,000,000	10,002,476
1.800%, 4/13/20	5,000,000	4,999,883
FNMA
1.750%, 7/24/20	3,725,000	3,725,529
1.800%, 7/24/20	8,500,000	8,506,780

Total U.S. Government Agency Securities		27,234,668

U.S. Treasury Obligations (5.5%)
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/20 TIPS	26,027,721	26,152,118
0.125%, 4/15/21 TIPS	30,674,754	30,765,484
0.125%, 4/15/22 TIPS	19,728,184	19,730,638

Total U.S. Treasury Obligations		76,648,240

Total Long-Term Debt Securities (93.2%) (Cost $1,286,720,667)		1,294,545,042

SHORT-TERM INVESTMENTS:
Commercial Paper (7.0%)
Boston Scientific Corp.
1.49%, 10/12/17(n)(p)	12,800,000	12,793,644
1.46%, 10/19/17(n)(p)	1,100,000	1,099,155
Dominion Energy, Inc.
1.44%, 11/14/17(n)(p)	5,000,000	4,991,043
Energy Transfer LP
2.02%, 10/6/17(n)(p)	2,500,000	2,499,159
1.85%, 10/16/17(n)(p)	5,500,000	5,495,478
Entergy Corp.
1.70%, 11/14/17(n)(p)	8,000,000	7,983,021
Exelon Generation Co. LLC
1.37%, 11/3/17(n)(p)	11,000,000	10,985,822
Ford Motor Credit Co. LLC
1.81%, 4/18/18(n)(p)	6,300,000	6,237,389
HP, Inc.
1.35%, 3/26/18(n)(p)	13,000,000	12,914,061
ING US Funding LLC
1.49%, 5/11/18(n)(p)	10,000,000	9,908,533
Marriott International, Inc.
1.44%, 11/2/17(n)(p)	7,700,000	7,689,870
Walgreens Boots Alliance, Inc.
1.47%, 10/13/17(n)(p)	14,900,000	14,892,119

Total Commercial Paper		97,489,294

Repurchase Agreements (0.3%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $700,093, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $714,381.(xx)	700,000	700,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $400,035, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $408,000.(xx)	400,000	400,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $102,001.(xx)	100,000	100,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $200,021, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $204,001.(xx)	200,000	200,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $300,030, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $306,002.(xx)	300,000	300,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $400,040, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $408,001.(xx)	400,000	400,000

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $663,561, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $676,773.(xx)	$663,503	$663,503
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $200,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $204,156.(xx)	200,000	200,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $1,000,098, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $1,020,100.(xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $130,911, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $133,518.(xx)	130,900	130,900
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $102,000.(xx)	100,000	100,000

Total Repurchase Agreements		4,194,403

Total Short-Term Investments (7.3%) (Cost $101,648,779)		101,683,697

Total Investments (100.5%) (Cost $1,388,369,446)		1,396,228,739
Other Assets Less Liabilities (-0.5%)		(7,424,221)

Net Assets (100%)		$1,388,804,518

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2017, the market value of these securities amounted to $358,208,970 or 25.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Rule 144A Illiquid Security. At September 30, 2017, the market value of these securities amounted to $38,961,166 or 2.8% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2017.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $4,103,124. This was secured by cash collateral of $4,194,403 which was subsequently invested in joint repurchase agreements with a total value of $4,194,403, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

ARM — Adjustable Rate Mortgage

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

LIBOR — London Interbank Offered Rate

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Eurodollar	1,401	03/2018	USD	344,681,025	(457,104)
3 Month Eurodollar	560	06/2018	USD	137,620,000	(266,459)

					(723,563)

Short Contracts
U.S. Treasury 10 Year Note	(74)	12/2017	USD	(9,273,125)	95,873
U.S. Treasury 2 Year Note	(1,068)	12/2017	USD	(230,370,938)	526,272
U.S. Treasury 5 Year Note	(703)	12/2017	USD	(82,602,500)	581,204
3 Month Eurodollar	(1,401)	03/2019	USD	(343,560,225)	856,333
3 Month Eurodollar	(560)	06/2019	USD	(137,263,000)	370,033

					2,429,715

					1,706,152

Written Put Options Contracts as of September 30, 2017:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
U.S. Treasury 5 Year Note	Exchange Traded	1,486	USD	(148,600,000)	USD 116.75	11/24/2017	(232,188)

Total Written Options Contracts (Premiums Received ($195,592))							(232,188)

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$190,999,910	$—	$190,999,910
Collateralized Mortgage Obligations	—	118,076,094	—	118,076,094
Commercial Mortgage-Backed Securities	—	81,213,788	—	81,213,788
Corporate Bonds
Consumer Discretionary	—	82,509,953	—	82,509,953
Consumer Staples	—	19,597,833	—	19,597,833
Energy	—	60,190,811	—	60,190,811
Financials	—	339,544,162	—	339,544,162
Health Care	—	34,269,401	—	34,269,401
Industrials	—	51,603,584	—	51,603,584
Information Technology	—	53,208,187	—	53,208,187
Materials	—	12,534,500	—	12,534,500
Real Estate	—	33,399,476	—	33,399,476
Telecommunication Services	—	22,225,421	—	22,225,421
Utilities	—	40,096,552	—	40,096,552
Futures	2,429,715	—	—	2,429,715
Loan Participations
Consumer Discretionary	—	296,624	—	296,624
Information Technology	—	6,228,414	—	6,228,414
Utilities	—	401,833	—	401,833
Mortgage-Backed Securities	—	1,833,460	—	1,833,460
Municipal Bonds	—	42,432,131	—	42,432,131
Short-Term Investments
Commercial Paper	—	97,489,294	—	97,489,294
Repurchase Agreements	—	4,194,403	—	4,194,403
U.S. Government Agency Securities	—	27,234,668	—	27,234,668
U.S. Treasury Obligations	—	76,648,240	—	76,648,240

Total Assets	$2,429,715	$1,396,228,739	$—	$1,398,658,454

Liabilities:
Futures	$(723,563)	$—	$—	$(723,563)
Options Written
Put Options	(232,188)	—	—	(232,188)

Total Liabilities	$(955,751)	$—	$—	$(955,751)

Total	$1,473,964	$1,396,228,739	$—	$1,397,702,703

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,338,608
Aggregate gross unrealized depreciation	(2,171,862)

Net unrealized appreciation	$9,166,746

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,388,535,957

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.6%)
Aircraft Certificate Owner Trust,
Series 2003-1A E
7.001%, 9/20/22(b)§	$240,828	$255,880
Ally Auto Receivables Trust,
Series 2014-1 B
1.840%, 8/15/19	800,000	800,373
Series 2017-2 A2
1.490%, 11/15/19	600,000	599,931
Ally Master Owner Trust,
Series 2015-3 A
1.630%, 5/15/20	623,000	623,074
Series 2017-1 A
1.634%, 2/15/21(l)	800,000	801,483
American Airlines Pass-Through Trust,
Series 2011-1 B
7.000%, 1/31/18§	632,350	643,100
Americredit Automobile Receivables Trust,
Series 2016-4 A2A
1.340%, 4/8/20	205,946	205,759
AmeriCredit Automobile Receivables Trust,
Series 2017-1 A2A
1.510%, 5/18/20	701,486	701,008
Series 2017-3 A2A
1.690%, 12/18/20	195,000	194,831
Ascentium Equipment Receivables Trust,
Series 2016-1A A2
1.750%, 11/13/18§	37,150	37,150
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-2A A
2.970%, 2/20/20§	821,000	827,437
Series 2016-1A A
2.990%, 6/20/22§	207,000	208,745
Babson CLO Ltd.,
Series 2014-IIA AR
2.454%, 10/17/26(l)§	700,000	702,624
Bank of The West Auto Trust,
Series 2015-1 A3
1.310%, 10/15/19§	250,342	250,228
Barclays Dryrock Issuance Trust,
Series 2015-4 A
1.720%, 8/16/21	345,000	345,276
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A
2.710%, 2/17/26§	615,000	619,088
California Republic Auto Receivables Trust,
Series 2015-2 A3
1.310%, 8/15/19	41,587	41,580
Capital One Multi-Asset Execution Trust,
Series 2015-A5 A5
1.600%, 5/17/21	397,000	397,227
Series 2016-A1 A1
1.684%, 2/15/22(l)	800,000	804,189
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-3A A1AR
2.467%, 7/27/26(l)§	800,000	803,634
Series 2014-5A A1R
2.444%, 10/16/25(l)§	700,000	702,338
CarMax Auto Owner Trust,
Series 2015-4 A3
1.560%, 11/16/20	420,731	420,422
Chase Issuance Trust,
Series 2017-A1 A
1.534%, 1/18/22(l)	800,000	803,008
Chrysler Capital Auto Receivables Trust,
Series 2016-AA A3
1.770%, 10/15/20§	484,000	484,382
CIFC Funding Ltd.,
Series 2013-3A A1AR
2.333%, 10/24/25(l)§	700,000	700,040
CNH Equipment Trust,
Series 2014-B A4
1.610%, 5/17/21	143,998	144,034
Series 2015-A A4
1.850%, 4/15/21	311,723	312,045
Continental Airlines Pass-Through Trust,
Series 2010-1 A
4.750%, 1/12/21	409,808	433,126
Series 2010-1 B
6.000%, 1/12/19	451,484	460,784
CPS Auto Receivables Trust,
Series 2013-B A
1.820%, 9/15/20§	53,505	53,498
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
2.454%, 1/16/26(l)§	700,000	700,312
CVS Pass-Through Trust,
5.789%, 1/10/26§	277,491	304,985
Discover Card Execution Note Trust,
Series 2015-A1 A1
1.584%, 8/17/20(l)	400,000	400,395
Dryden 34 Senior Loan Fund,
Series 2014-34A AR
2.464%, 10/15/26(l)§	800,000	804,254
DT Auto Owner Trust,
Series 2017-3A A
1.730%, 8/17/20(b)§	182,328	182,208
Enterprise Fleet Financing LLC,
Series 2014-2 A2
1.050%, 3/20/20§	5,221	5,219
Series 2015-1 A2
1.300%, 9/20/20§	90,471	90,435
Exeter Automobile Receivables Trust,
Series 2016-3A A
1.840%, 11/16/20(b)§	81,053	80,822
Series 2017-2A A
2.110%, 6/15/21§	212,709	212,884
Fifth Third Auto Trust,
Series 2014-3 A4
1.470%, 5/17/21	374,000	373,875
Flagship Credit Auto Trust,
Series 2016-3 A1
1.610%, 12/15/19(b)§	159,221	159,008
Series 2016-4 A2
1.960%, 2/16/21§	170,000	169,515
Series 2016-4 D
3.890%, 11/15/22(b)§	170,000	171,740
Series 2017-2 A
1.850%, 7/15/21§	264,788	264,609
Series 2017-3 A
1.880%, 10/15/21(b)§	267,481	267,461

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Flagship VII Ltd.,
Series 2013-7A A1R
2.427%, 1/20/26(l)§		$700,000	$700,484
Ford Credit Auto Lease Trust,
Series 2017-A A2A
1.560%, 11/15/19		400,000	399,788
Series 2017-A A2B
1.374%, 11/15/19(l)		700,000	700,349
Ford Credit Auto Owner Trust,
Series 2014-2 A
2.310%, 4/15/26§		412,000	415,159
Ford Credit Floorplan Master Owner Trust A,
Series 2015-2 A1
1.980%, 1/15/22		447,000	446,847
Series 2016-1 A1
1.760%, 2/15/21		342,000	341,660
Series 2017-1 A1
2.070%, 5/15/22		400,000	401,320
GM Financial Automobile Leasing Trust,
Series 2015-2 A3
1.680%, 12/20/18		354,026	354,205
Series 2015-3 A3
1.690%, 3/20/19		502,688	502,878
GMF Floorplan Owner Revolving Trust,
Series 2015-1 A1
1.650%, 5/15/20§		303,782	303,811
Series 2016-1 A1
1.960%, 5/17/21§		431,000	431,812
Golden Credit Card Trust,
Series 2017-1A A
1.634%, 2/15/21(l)§		800,000	802,855
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR
2.681%, 10/29/26(l)§		1,000,000	1,001,844
Harley-Davidson Motorcycle Trust,
Series 2015-1 A3
1.410%, 6/15/20		122,330	122,233
Series 2015-2 A3
1.300%, 3/16/20		335,510	335,276
Hertz Vehicle Financing II LP,
Series 2015-2A A
2.020%, 9/25/19§		260,000	259,114
Hertz Vehicle Financing LLC,
Series 2013-1A A2
1.830%, 8/25/19§		1,140,000	1,137,112
Series 2016-1A A
2.320%, 3/25/20§		341,000	340,511
Hyundai Auto Lease Securitization Trust,
Series 2015-B A3
1.400%, 11/15/18§		94,048	94,053
JMP Credit Advisors CLO III Ltd.,
Series 2014-1A AR
2.544%, 10/17/25(l)§		800,000	802,005
KKR Financial CLO Ltd.,
Series 2013-2A A1AR
2.763%, 1/23/26(l)§		800,000	801,146
KVK CLO Ltd.,
Series 2013-2A AR
2.454%, 1/15/26(l)§		900,000	900,401
Madison Park Funding XIII Ltd.,
Series 2014-13A AR
2.416%, 1/19/25(l)§		900,000	904,533
Malin CLO BV,
Series 2007-1A A1
0.000%, 5/7/23(l)§	EUR	312,529	369,266
Marlette Funding Trust,
Series 2016-1A A
3.060%, 1/17/23§		$56,271	56,460
Series 2017-1A A
2.827%, 3/15/24§		144,270	144,874
Series 2017-2A A
2.390%, 7/15/24§		223,342	223,560
Mercedes Benz Auto Lease Trust,
Series 2015-B A3
1.340%, 7/16/18		118,673	118,657
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
2.504%, 4/18/25(l)§		600,000	600,992
MP CLO V Ltd.,
Series 2014-1A AR
2.554%, 7/18/26(l)§		800,000	801,596
MP CLO VI Ltd.,
Series 2014-2A AR
2.504%, 1/15/27(l)§		900,000	901,733
Octagon Investment Partners XIX Ltd.,
Series 2014-1A AR
2.404%, 4/15/26(l)§		800,000	800,872
OZLM Funding V Ltd.,
Series 2013-5A A1R
2.434%, 1/17/26(l)§		800,000	800,798
OZLM IX Ltd.,
Series 2014-9A A1R
2.527%, 1/20/27(l)§		800,000	803,974
Palmer Square CLO Ltd.,
Series 2013-2A A1AR
2.524%, 10/17/27(l)§		700,000	705,543
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
2.214%, 7/25/29(l)		611,017	612,261
Prosper Marketplace Issuance Trust,
Series 2017-2A B
3.480%, 9/15/23(b)§		100,000	100,243
Regatta V Funding Ltd.,
Series 2014-1A A1AR
2.474%, 10/25/26(l)§		800,000	802,218
Santander Drive Auto Receivables Trust,
Series 2016-3 A2
1.340%, 11/15/19		132,883	132,822
Series 2017-1 A2
1.490%, 2/18/20		670,780	670,430
Series 2017-3 A2
1.670%, 6/15/20		184,000	183,893
SBA Small Business Investment Cos.,
Series 2008-P10B
1 5.944%, 8/10/18		240,779	246,066
SBA Tower Trust,
3.156%, 10/8/20§		351,000	352,311
SLM Private Education Loan Trust,
Series 2013-B A2A
1.850%, 6/17/30§		779,286	779,391
SLM Student Loan Trust,
Series 2008-9 A
2.814%, 4/25/23(l)		3,936,971	4,028,711

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SoFi Consumer Loan Program LLC,
Series 2016-2 A
3.090%, 10/27/25§	$118,253	$119,456
Series 2016-3 A
3.050%, 12/26/25§	162,716	164,333
Series 2017-2 A
3.280%, 2/25/26§	195,628	197,942
Series 2017-3 A
2.770%, 5/25/26§	206,143	207,053
Series 2017-5 A2
2.780%, 9/25/26(b)§	275,000	274,090
Sprint Spectrum Co. LLC,
3.360%, 9/20/21§	340,000	344,692
Staniford Street CLO Ltd.,
Series 2014-1A AR
2.500%, 6/15/25(l)§	800,000	800,658
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
2.454%, 1/17/26(l)§	600,000	600,269
Series 2013-1A A2R
2.474%, 1/17/26(l)§	600,000	600,306
Synchrony Credit Card Master Note Trust,
Series 2012-2 A
2.220%, 1/15/22	526,000	529,075
Series 2015-3 A
1.740%, 9/15/21	382,000	381,954
Series 2016-1 A
2.040%, 3/15/22	223,000	223,785
THL Credit Wind River CLO Ltd.,
Series 2014-2A A2
2.754%, 7/15/26(l)§	1,000,000	1,000,469
TICP CLO III Ltd.,
Series 2014-3A AR
2.487%, 1/20/27(b)(l)§	600,000	601,015
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	39,487	41,507
Series 2004-20C 1
4.340%, 3/1/24	363,689	376,101
Series 2005-20B 1
4.625%, 2/1/25	34,898	36,442
Series 2008-20G 1
5.870%, 7/1/28	540,399	593,017
Venture XVIII CLO Ltd.,
Series 2014-18A A
2.754%, 10/15/26(l)§	1,800,000	1,800,635
Wells Fargo Dealer Floorplan Master Note Trust,
Series 2015-1 A
1.736%, 1/20/20(l)	530,000	530,848
Westlake Automobile Receivables Trust,
Series 2016-2A A2
1.570%, 6/17/19§	93,609	93,594
Series 2017-1A A2
1.780%, 4/15/20§	700,000	700,290
World Financial Network Credit Card Master Trust,
Series 2013-A A
1.610%, 12/15/21	301,000	301,090
Series 2015-A A
1.714%, 2/15/22(l)	343,000	343,555
Series 2017-B A
1.980%, 6/15/23	305,000	304,764

Total Asset-Backed Securities		56,467,023

Collateralized Mortgage Obligations (2.3%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
3.583%, 9/25/35(l)	178,571	165,433
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	1,063,160	988,598
Series 2005-J12 2A1
1.507%, 8/25/35(l)	666,666	471,374
Series 2006-OA22 A1
1.397%, 2/25/47(l)	196,159	188,032
Series 2006-OA6 1A2
1.447%, 7/25/46(l)	65,749	63,100
Series 2006-OC7 2A2A
1.407%, 7/25/46(l)	728,285	697,798
Series 2007-OH1 A1D
1.447%, 4/25/47(l)	130,880	117,147
American Home Mortgage Investment Trust,
Series 2004-3 5A
3.229%, 10/25/34(l)	21,303	21,527
Banc of America Funding Trust,
Series 2004-A 1A3
3.603%, 9/20/34(l)	69,952	71,219
Series 2006-H 4A2
3.524%, 9/20/46(l)	342,729	294,609
Series 2006-J 4A1
3.597%, 1/20/47(l)	18,244	17,233
BCAP LLC,
Series 2013-RR1 10A2
7.406%, 10/26/36(l)§	783,913	761,243
BCAP LLC Trust,
Series 2011-RR8 2A1
3.485%, 8/26/37(l)§	344,484	344,516
Series 2014-RR5 1A3
1.445%, 1/26/36(l)§	740,339	720,732
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
3.452%, 9/25/35(l)	263,351	233,211
Series 2006-4 21A1
4.242%, 8/25/36(l)	86,293	65,614
Bear Stearns ARM Trust,
Series 2003-9 2A1
3.576%, 2/25/34(l)	76,972	78,078
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
1.397%, 12/25/46(l)	811,885	747,938
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
3.359%, 1/26/36(l)	120,352	106,460
Bellemeade Re II Ltd.,
Series 2016-1A M2A
5.737%, 4/25/26(b)(l)§	1,334	1,342

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
3.489%, 8/25/34(l)		$5,809	$5,484
Series 2005-11 3A1
2.459%, 4/25/35(l)		127,644	105,887
Series 2005-2 1A1
1.877%, 3/25/35(l)		71,832	62,681
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
3.450%, 8/25/35(l)		29,686	29,701
Series 2009-7 5A2
5.500%, 12/25/35§		624,284	528,666
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
3.189%, 5/25/35(l)		81,559	82,219
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		717,311	625,985
EMF NL BV,
Series 2008-2X A2
0.670%, 7/17/41(l)(m)	EUR	765,000	832,439
EMF-NL Prime,
Series 2008-APRX A2
0.470%, 4/17/41(l)(m)		320,501	359,053
Eurosail-UK plc,
Series 2007-4X A3
1.252%, 6/13/45(l)(m)	GBP	1,051,721	1,412,164
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2 M2
3.437%, 9/25/24(l)		$250,000	258,175
Series 2014-HQ3 M2
3.887%, 10/25/24(l)		68,163	68,414
Series 2015-DN1 M3
5.387%, 1/25/25(l)		300,000	322,410
Series 2015-DNA1 M2
3.087%, 10/25/27(l)		110,000	112,374
Series 2015-DNA2 M2
3.837%, 12/25/27(l)		460,706	470,498
Series 2015-DNA3 M2
4.087%, 4/25/28(l)		211,218	219,108
Series 2015-HQ1 M2
3.437%, 3/25/25(l)		0	—
Series 2015-HQ2 M2
3.187%, 5/25/25(l)		300,000	305,292
Series 2015-HQA1 M2
3.887%, 3/25/28(l)		171,095	174,848
Series 2016-DNA1 M2
4.137%, 7/25/28(l)		253,811	262,273
Series 2016-DNA4 M2
2.537%, 3/25/29(l)		428,000	433,350
Series 2016-HQA1 M2
3.987%, 9/25/28(l)		252,028	260,365
Series 2016-HQA2 M2
3.487%, 11/25/28(l)		259,000	266,302
First Horizon Mortgage Pass-Through Trust,
Series 2006-2 1A3
6.000%, 8/25/36		526,539	470,597
FNMA,
Series 2014-C01 M1
2.837%, 1/25/24(l)		83,041	83,782
Series 2014-C02 2M1
2.187%, 5/25/24(l)		3,442	3,444
Series 2014-C03 1M1
2.437%, 7/25/24(l)		9,366	9,376
Series 2014-C04 2M2
6.237%, 11/25/24(l)		276,816	310,566
Series 2015-C01 2M2
5.787%, 2/25/25(l)		136,382	145,551
Series 2015-C04 2M1
2.937%, 4/25/28(l)		9,338	9,342
Series 2016-C01 1M1
3.187%, 8/25/28(l)		258,602	260,896
Series 2016-C01 2M1
3.337%, 8/25/28(l)		84,622	85,294
Series 2016-C02 1M1
3.387%, 9/25/28(l)		208,372	210,654
Series 2016-C03 1M1
3.237%, 10/25/28(l)		107,450	109,269
Series 2016-C03 2M1
3.437%, 10/25/28(l)		169,190	170,897
Series 2016-C04 1M1
2.687%, 1/25/29(l)		144,043	145,383
Series 2016-C05 2M1
2.587%, 1/25/29(l)		126,338	127,015
GNMA,
Series 2015-H20 FB
1.831%, 8/20/65(l)		713,434	711,824
Series 2016-H11 F
2.031%, 5/20/66(l)		774,743	780,578
Series 2016-H15 FA
2.031%, 7/20/66(l)		984,120	991,476
Series 2017-H10 FB
2.550%, 4/20/67(l)		1,796,740	1,854,085
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		835,163	748,083
Series 2005-AR6 2A1
3.204%, 9/25/35(l)		196,122	199,755
Series 2006-2F 2A13
5.750%, 2/25/36		431,744	421,123
Series 2006-AR2 2A1
3.390%, 4/25/36(l)		171,649	155,822
Series 2007-AR1 2A1
3.418%, 3/25/47(l)		493,492	456,745
HarborView Mortgage Loan Trust,
Series 2006-12 2A2A
1.427%, 1/19/38(l)		945,266	888,212
Series 2006-13 A
1.417%, 11/19/46(l)		126,194	108,428
Impac CMB Trust,
Series 2003-8 2A1
2.137%, 10/25/33(l)		14,933	14,798
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
1.507%, 7/25/35(l)		370,843	306,041
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.301%, 8/25/35(l)		694,366	628,411
Series 2006-AR39 A1
1.417%, 2/25/37(l)		1,010,494	950,100

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
3.600%, 8/25/34(l)		$104,923	$105,890
Series 2007-A1 3A3
3.641%, 7/25/35(l)		138,512	141,907
Series 2007-S3 1A90
7.000%, 8/25/37		80,413	71,847
Kensington Mortgage Securities plc,
Series 2007-1X A3C
1.489%, 6/14/40(l)(m)		1,037,475	1,001,877
Lehman XS Trust,
Series 2006-4N A1C1
1.467%, 4/25/46(l)		238,534	228,005
Ludgate Funding plc,
Series 2007-1 A2A
0.464%, 1/1/61(l)(m)	GBP	940,189	1,192,603
Series 2008-W1X A1
0.904%, 1/1/61(l)(m)		144,094	187,944
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
2.955%, 12/25/32(l)		$35,813	35,443
Series 2005-2 3A
2.237%, 10/25/35(l)		50,166	47,774
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
1.467%, 4/25/36(l)		797,799	751,800
Nomura Resecuritization Trust,
Series 2014-7R 2A3
1.432%, 12/26/35(l)§		969,010	953,226
RALI Trust,
Series 2005-QO2 A1
2.249%, 9/25/45(l)		607,650	579,495
Series 2006-QA6 A1
1.427%, 7/25/36(l)		1,064,646	972,563
Series 2007-QS2 A6
6.250%, 1/25/37		854,114	712,171
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
1.577%, 1/25/36(l)§		543,429	489,592
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		21,694	17,083
Series 2006-A12 A1
6.250%, 11/25/36		205,997	141,748
Sequoia Mortgage Trust,
Series 10 2A1
1.996%, 10/20/27(l)		7,281	6,943
Series 2003-4 2A1
1.586%, 7/20/33(l)		32,447	30,555
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
1.487%, 7/19/35(l)		174,256	165,735
Series 2006-AR3 11A1
1.447%, 4/25/36(l)		934,957	871,568
Series 2006-AR3 12A1
1.457%, 5/25/36(l)		557,816	510,893
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
2.289%, 8/25/42(l)		34,678	33,465
Series 2005-AR17 A1A1
1.507%, 12/25/45(l)		65,751	65,451
Series 2006-AR14 1A4
2.754%, 11/25/36(l)		804,006	766,910
Series 2006-AR9 1A
1.889%, 8/25/46(l)		273,905	256,642
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2007-5 A6
6.000%, 6/25/37		433,270	430,054
Wells Fargo Credit Risk Transfer Securities Trust,
Series 2015-WF1 1M1
3.987%, 11/25/25(b)(l)§		24,676	24,790
Series 2015-WF1 2M1
4.087%, 11/25/25(b)(l)§		37,719	38,112

Total Collateralized Mortgage Obligations			35,542,525

Commercial Mortgage-Backed Securities (2.0%)
BBCMS Trust,
Series 2015-RRI A
2.484%, 5/15/32(l)§		1,625,786	1,626,810
BHMS Mortgage Trust,
Series 2014-ATLS AFX
3.601%, 7/5/33§		450,000	452,511
CGBAM Commercial Mortgage Trust,
Series 2016-IMC A
3.134%, 11/15/21(l)§		170,800	170,800
Series 2016-IMC C
5.184%, 11/15/21(l)§		171,000	171,669
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§		630,000	648,847
Citigroup Commercial Mortgage Trust,
Series 2012-GC8 D
5.036%, 9/10/45(l)§		257,595	231,321
Series 2015-GC27 A5
3.137%, 2/10/48		341,977	344,928
Series 2016-C1 A4
3.209%, 5/10/49		606,000	612,113
COMM Mortgage Trust,
Series 2013-CR6 A2
2.122%, 3/10/46		982,501	983,228
Series 2013-SFS A1
1.873%, 4/12/35§		192,497	188,916
Series 2015-CR26 ASB
3.373%, 10/10/48		3,000,000	3,093,185
Series 2016-COR1 ASB
2.972%, 10/10/49		1,500,000	1,504,672
CSAIL Commercial Mortgage Trust,
Series 2015-C3 A4
3.718%, 8/15/48		302,887	316,327
Series 2015-C4 A4
3.808%, 11/15/48		400,000	419,226
Great Wolf Trust,
Series 2017-WOLF A
2.090%, 9/15/34(b)(l)§		289,000	288,999

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II,
Series 2013-KING A
2.706%, 12/10/27§	$563,004	$569,334
Series 2015-GC30 AAB
3.120%, 5/10/50	1,000,000	1,026,255
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§	800,000	817,913
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§	4,623,000	4,888,752
Series 2013-G1 A2
3.557%, 4/10/31(l)§	507,108	504,865
Series 2014-GC18 C
5.109%, 1/10/47(l)	350,000	358,096
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§	117,078	117,077
Series 2010-C2 D
5.850%, 11/15/43(l)§	330,600	339,658
Series 2012-C6 E
5.307%, 5/15/45(l)§	189,221	163,518
Series 2012-C8 C
4.759%, 10/15/45(b)(l)§	180,000	184,680
Series 2012-LC9 E
4.530%, 12/15/47(l)§	455,400	426,486
Series 2015-SGP A
2.934%, 7/15/36(l)§	384,114	384,365
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA
1.082%, 9/15/47 IO(l)	7,703,731	371,055
Series 2015-C31 A3
3.801%, 8/15/48	329,944	346,983
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	271,069	264,471
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB
3.557%, 12/15/47	800,000	832,867
Morgan Stanley Capital I Trust,
Series 2005-IQ9 D
5.000%, 7/15/56	173,000	171,696
Series 2014-CPT B
3.560%, 7/13/29(l)§	800,000	820,650
Series 2015-XLF2 AFSA
3.104%, 8/15/26(b)(l)§	153,847	153,821
Series 2015-XLF2 SNMA
3.184%, 11/15/26(b)(l)§	174,000	172,876
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	4,590,000	4,896,396
RBSCF Trust,
Series 2009-RR1 JPA
6.068%, 9/17/39(l)§	197,000	197,409
Starwood Retail Property Trust,
Series 2014-STAR A
2.454%, 11/15/27(b)(l)§	578,387	578,575
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5
2.850%, 12/10/45	465,583	471,416
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 XA
1.542%, 8/15/50 IO(l)	6,776,977	381,574
Series 2016-NXS6 C
4.454%, 11/15/49(l)	275,000	278,440
WFRBS Commercial Mortgage Trust,
Series 2013-C14 A5
3.337%, 6/15/46	325,596	336,883
Series 2014-C20 A2
3.036%, 5/15/47	237,299	240,382
Series 2014-C23 D
4.138%, 10/15/57(l)§	287,700	230,904

Total Commercial Mortgage-Backed Securities		31,580,949

Corporate Bonds (9.9%)
Consumer Discretionary (0.6%)
Auto Components (0.0%)
Allison Transmission, Inc.
5.000%, 10/1/24§	255,000	264,244

Automobiles (0.2%)
Daimler Finance North America LLC
2.000%, 8/3/18§	1,600,000	1,604,019
2.250%, 3/2/20§	775,000	776,924
General Motors Co.
3.500%, 10/2/18	180,000	182,836
Volkswagen Group of America Finance LLC
1.650%, 5/22/18§	1,020,000	1,018,584

		3,582,363

Hotels, Restaurants & Leisure (0.1%)
International Game Technology plc
6.250%, 2/15/22§	200,000	221,100
6.500%, 2/15/25§	250,000	281,250

		502,350

Household Durables (0.0%)
KB Home
4.750%, 5/15/19	147,000	151,410

Internet & Direct Marketing Retail (0.0%)
Expedia, Inc.
3.800%, 2/15/28(b)§	281,000	278,420

Media (0.3%)
Altice Financing SA
6.625%, 2/15/23§	1,000,000	1,060,000
Altice Finco SA
7.625%, 2/15/25§	200,000	211,000
Altice Luxembourg SA
7.625%, 2/15/25§	500,000	537,500
Charter Communications Operating LLC
4.908%, 7/23/25	1,600,000	1,710,720
Cox Communications, Inc.
2.950%, 6/30/23§	125,000	123,226
CSC Holdings LLC
6.750%, 11/15/21	65,000	71,662
Time Warner Cable LLC
5.000%, 2/1/20	167,000	176,498
4.500%, 9/15/42	290,000	274,630
Time Warner, Inc.
3.400%, 6/15/22	76,000	78,243
3.600%, 7/15/25	320,000	320,134

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Ziggo Secured Finance BV
5.500%, 1/15/27§		$255,000	$261,299

			4,824,912

Total Consumer Discretionary			9,603,699

Consumer Staples (0.3%)
Food Products (0.2%)
Bunge Ltd. Finance Corp.
8.500%, 6/15/19		4,000	4,420
Marfrig Holdings Europe BV
8.000%, 6/8/23(x)§		200,000	206,890
Minerva Luxembourg SA
6.500%, 9/20/26§		260,000	262,827
Tyson Foods, Inc.
2.650%, 8/15/19		1,858,000	1,880,446
3.950%, 8/15/24		277,000	291,258

			2,645,841

Tobacco (0.1%)
BAT Capital Corp.
2.764%, 8/15/22(b)(x)§		900,000	905,412
Imperial Brands Finance plc
2.950%, 7/21/20§		1,000,000	1,015,027

			1,920,439

Total Consumer Staples			4,566,280

Energy (0.5%)
Energy Equipment & Services (0.0%)
Diamond Offshore Drilling, Inc.
4.875%, 11/1/43		129,000	95,863
Nabors Industries, Inc.
5.500%, 1/15/23(x)		322,000	316,172
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21(h)§		357,500	231,481

			643,516

Oil, Gas & Consumable Fuels (0.5%)
Cenovus Energy, Inc.
5.700%, 10/15/19		87,000	92,057
3.000%, 8/15/22		22,000	21,615
Cheniere Energy Partners LP
5.250%, 10/1/25(b)§		155,000	158,487
Ecopetrol SA
5.875%, 5/28/45		108,000	105,435
Encana Corp.
3.900%, 11/15/21(x)		165,000	169,331
Energy Transfer LP
6.700%, 7/1/18		353,000	365,573
4.500%, 11/1/23		1,800,000	1,882,727
EnLink Midstream Partners LP
5.050%, 4/1/45		290,000	279,891
Enterprise Products Operating LLC
3.700%, 2/15/26		382,000	392,003
Hess Corp.
4.300%, 4/1/27(x)		300,000	297,390
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	201,457
Noble Energy, Inc.
3.900%, 11/15/24		234,000	239,744
Petrobras Global Finance BV
6.125%, 1/17/22		986,000	1,058,525
Petroleos Mexicanos
4.625%, 9/21/23		345,000	355,729
6.500%, 3/13/27§		150,000	166,235
Plains All American Pipeline LP
3.600%, 11/1/24		314,000	306,791
Sabine Pass Liquefaction LLC
5.875%, 6/30/26		200,000	223,574
5.000%, 3/15/27		218,000	231,950
SM Energy Co.
6.500%, 1/1/23(x)		16,000	16,120
Ultrapar International SA
5.250%, 10/6/26§		200,000	205,500
Williams Partners LP
4.125%, 11/15/20		172,000	180,291

			6,950,425

Total Energy			7,593,941

Financials (6.8%)
Banks (3.4%)
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)(r)†	EUR	1,700,000	605,281
Banco Santander SA
3.500%, 4/11/22		$200,000	204,884
Bank of America Corp.
5.750%, 12/1/17		200,000	201,362
5.650%, 5/1/18		200,000	204,496
3.300%, 1/11/23		2,000,000	2,049,630
(USD 3 Month LIBOR + 1.00%), 2.313%, 4/24/23(k)		600,000	607,022
(USD 3 Month LIBOR + 1.02%), 2.881%, 4/24/23(k)		405,000	404,820
4.100%, 7/24/23		900,000	957,192
4.125%, 1/22/24		1,700,000	1,810,083
(USD 3 Month LIBOR + 1.58%), 3.824%, 1/20/28(k)		405,000	416,209
(USD 3 Month LIBOR + 1.37%), 3.593%, 7/21/28(k)		325,000	327,655
Series Z
(USD 3 Month LIBOR + 4.17%), 6.500%, 10/23/24(k)(y)		112,000	126,627
Bank of Nova Scotia (The)
1.875%, 4/26/21		900,000	888,379
Barclays Bank plc
7.625%, 11/21/22		900,000	1,035,000
(USD 6 Month LIBOR + 1.73%), 6.860%, 6/15/32(k)(y)§		51,000	61,679
Barclays plc
(USD 3 Month LIBOR + 2.11%), 3.419%, 8/10/21(k)		1,300,000	1,353,853
3.684%, 1/10/23		925,000	948,773
3.650%, 3/16/25		206,000	207,003
BNP Paribas SA
3.800%, 1/10/24§		325,000	337,986
4.625%, 3/13/27§		205,000	217,002
Capital One NA
(USD 3 Month LIBOR + 1.15%), 2.464%, 8/17/18(k)		1,750,000	1,764,408
Citigroup, Inc.
1.700%, 4/27/18		1,000,000	999,994
2.650%, 10/26/20		1,200,000	1,213,529
2.700%, 3/30/21		500,000	504,941
(USD 3 Month LIBOR + 0.96%), 2.274%, 4/25/22(k)		900,000	906,368
3.875%, 3/26/25		320,000	327,966
(USD 3 Month LIBOR + 1.39%), 3.668%, 7/24/28(k)		565,000	570,029
Commonwealth Bank of Australia
1.750%, 11/2/18		900,000	900,339

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Compass Bank
5.500%, 4/1/20		$543,000	$575,411
2.875%, 6/29/22		410,000	408,750
Cooperatieve Rabobank UA
6.875%, 3/19/20(m)	EUR	600,000	823,666
4.375%, 8/4/25		$445,000	468,454
Credit Agricole SA
4.125%, 1/10/27(x)§		325,000	339,869
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	830,570
3.800%, 6/9/23		255,000	263,607
3.750%, 3/26/25		1,800,000	1,832,172
Dexia Credit Local SA
2.375%, 9/20/22(b)§		1,400,000	1,399,623
HSBC Holdings plc
(USD 3 Month LIBOR + 1.55%), 4.041%, 3/13/28(k)		895,000	934,938
Intesa Sanpaolo SpA
3.928%, 9/15/26(m)	EUR	102,000	129,746
JPMorgan Chase & Co.
6.300%, 4/23/19		$89,000	94,953
4.400%, 7/22/20		1,121,000	1,190,635
2.550%, 3/1/21		700,000	706,644
(USD 3 Month LIBOR + 1.16%), 3.220%, 3/1/25(k)		400,000	406,239
(USD 3 Month LIBOR + 1.34%), 3.782%, 2/1/28(k)		263,000	271,420
(USD 3 Month LIBOR + 1.38%), 3.540%, 5/1/28(k)		295,000	298,347
Lloyds Banking Group plc
3.100%, 7/6/21		400,000	406,661
4.650%, 3/24/26		200,000	210,931
Mitsubishi UFJ Financial Group, Inc.
3.850%, 3/1/26		201,000	209,625
Nordea Hypotek AB
Series 5530
2.250%, 6/19/19	SEK	16,400,000	2,096,165
Nordea Kredit Realkreditaktieselskab
2.000%, 10/1/17	DKK	5,000,000	793,742
2.000%, 1/1/18		6,500,000	1,037,423
1.000%, 10/1/18		24,700,000	3,980,704
Royal Bank of Scotland Group plc
(Three-Month EURIBOR Futures + 2.33%), 2.001%, 12/31/17(k)(m)(y)	EUR	100,000	114,053
(5-Year Swap Rate + 7.60%), 8.625%, 8/15/21(k)(y)		$260,000	287,950
Series U
(USD 3 Month LIBOR + 2.32%), 3.655%, 9/30/27(k)(x)(y)		400,000	383,000
Royal Bank of Scotland plc (The)
6.934%, 4/9/18(m)	EUR	600,000	733,828
Santander Holdings USA, Inc.
(USD 3 Month LIBOR + 1.45%), 2.767%, 11/24/17(k)		$300,000	300,594
2.700%, 5/24/19		800,000	805,138
4.400%, 7/13/27§		405,000	414,713
Santander Issuances SAU
5.179%, 11/19/25		200,000	215,337
3.250%, 4/4/26(m)	EUR	300,000	381,351
Santander UK Group Holdings plc
2.875%, 8/5/21		$1,149,000	1,155,029
Santander UK plc
5.000%, 11/7/23§		245,000	265,527
Standard Chartered plc
(5-Year Swap Rate + 6.30%), 7.500%, 4/2/22(k)(m)(y)		200,000	214,100
(USD 3 Month LIBOR + 1.51%), 2.821%, 1/30/27(k)(y)§		200,000	172,000
Sumitomo Mitsui Banking Corp.
(USD 3 Month LIBOR + 0.67%), 1.976%, 10/19/18(k)		1,700,000	1,706,464
Toronto-Dominion Bank (The)
2.500%, 1/18/22(x)§		1,100,000	1,104,284
UBS Group Funding Switzerland AG
3.000%, 4/15/21§		1,000,000	1,014,138
4.125%, 9/24/25§		220,000	231,040
US Bancorp
Series J
(USD 3 Month LIBOR + 2.91%), 5.300%, 4/15/27(k)(y)		171,000	186,390
Wells Fargo & Co.
3.069%, 1/24/23		318,000	323,607
(USD 3 Month LIBOR + 1.23%), 2.541%, 10/31/23(k)		1,600,000	1,632,951
Westpac Banking Corp.
2.100%, 2/25/21§		2,400,000	2,390,749

			53,895,048

Capital Markets (0.9%)
Bank of New York Mellon Corp. (The)
2.600%, 8/17/20		700,000	711,559
Blackstone CQP Holdco LP
6.000%, 8/18/21(b)§		800,000	782,000
Deutsche Bank AG
(USD 3 Month LIBOR + 1.91%), 3.219%, 5/10/19(k)(x)		1,700,000	1,736,247
Emerald Bay SA
(Zero Coupon), 10/31/20(b)(r)†§	EUR	1,054,000	1,060,408
Goldman Sachs Group, Inc. (The)
7.500%, 2/15/19		$829,000	890,826
2.350%, 11/15/21		234,000	232,038
5.750%, 1/24/22		310,000	347,254
3.850%, 7/8/24		315,000	328,294
3.750%, 5/22/25		234,000	240,818
Series D
6.000%, 6/15/20		243,000	266,657
Israel Electric Corp. Ltd.
5.000%, 11/12/24(m)		231,000	250,057
Morgan Stanley
5.625%, 9/23/19		162,000	172,980
5.500%, 7/24/20		276,000	299,876
2.500%, 4/21/21		1,000,000	1,003,442
3.125%, 7/27/26		800,000	783,502
(USD 3 Month LIBOR + 1.34%), 3.591%, 7/22/28(k)		680,000	682,233
Series 3NC2
(USD 3 Month LIBOR + 0.80%), 2.109%, 2/14/20(k)		800,000	806,609
S&P Global, Inc.
4.400%, 2/15/26		316,000	340,033
UBS AG
(USD 3 Month LIBOR + 0.32%), 1.637%, 12/7/18(k)§		700,000	700,609
(USD 3 Month LIBOR + 0.58%), 1.897%, 6/8/20(k)§		1,000,000	1,001,627
7.625%, 8/17/22		960,000	1,132,800

			13,769,869

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Finance (0.5%)
AGFC Capital Trust I
(USD 3 Month LIBOR + 1.75%), 3.054%, 1/15/67(b)(k)§		$1,070,000	$615,250
Ford Motor Credit Co. LLC
2.943%, 1/8/19		900,000	910,597
3.200%, 1/15/21		1,700,000	1,733,115
5.875%, 8/2/21		700,000	778,018
3.664%, 9/8/24		538,000	536,414
General Motors Financial Co., Inc.
(USD 3 Month LIBOR + 0.93%), 2.234%, 4/13/20(k)		900,000	904,726
3.200%, 7/13/20		1,000,000	1,024,286
4.000%, 1/15/25		55,000	55,842
4.300%, 7/13/25		70,000	72,177
LeasePlan Corp. NV
2.875%, 1/22/19§		800,000	799,478
Navient Corp.
6.625%, 7/26/21		260,000	278,200
Springleaf Finance Corp.
6.125%, 5/15/22		700,000	740,460

			8,448,563

Diversified Financial Services (0.4%)
CSMC Trust
Series 2016-MMF
(1 Month LIBOR + 4.60%), 5.834%, 11/15/33(k)		170,000	170,955
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§		393,936	412,648
JPMorgan Chase Bank NA
6.000%, 10/1/17		3,570,000	3,569,980
Nationwide Building Society
4.000%, 9/14/26§		435,000	432,692
NCUA Guaranteed Notes
Series A5
3.450%, 6/12/21		20,000	20,981
Private Export Funding Corp.
Series II
2.050%, 11/15/22		79,000	78,902
Series Z
4.375%, 3/15/19		20,000	20,825
Rio Oil Finance Trust
9.250%, 7/6/24§		362,377	376,445
9.250%, 7/6/24(m)(x)		362,374	376,442
US Capital Funding II Ltd.
(USD 3 Month LIBOR + 0.75%), 2.061%, 8/1/34(k)§		700,000	582,488
Waha Aerospace BV
3.925%, 7/28/20§		334,500	342,026

			6,384,384

Insurance (0.1%)
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20		25,000	26,997
Lincoln National Corp.
8.750%, 7/1/19		55,000	61,124
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	257,280
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		100,000	164,698
New York Life Global Funding
2.900%, 1/17/24§		900,000	910,436
XLIT Ltd.
(Three-Month EURIBOR Futures + 2.90%), 3.250%, 6/29/47(k)	EUR	114,000	132,248

			1,552,783

Thrifts & Mortgage Finance (1.5%)
BRFkredit A/S
4.000%, 1/1/18	DKK	6,800,000	1,091,669
Series 321E
1.000%, 4/1/18		28,600,000	4,575,282
2.000%, 4/1/18		6,400,000	1,028,779
1.000%, 10/1/18		4,200,000	676,407
Nykredit Realkredit A/S
Series 12H
2.000%, 1/1/18		3,300,000	527,211
2.000%, 4/1/18		15,000,000	2,411,673
2.000%, 7/1/18		13,500,000	2,179,962
Series 13H
1.000%, 4/1/18		10,700,000	1,711,116
1.000%, 7/1/18		10,100,000	1,621,358
Series 13HH
1.000%, 10/1/18(m)		13,500,000	2,177,796
Realkredit Danmark A/S
1.000%, 1/1/18		100,000	15,935
1.000%, 4/1/18		5,600,000	895,538
Series 10F
1.000%, 4/1/18		12,100,000	1,933,736
Series 10T
2.000%, 4/1/18		3,400,000	546,580
Sveriges Sakerstallda Obligationer AB
Series 140
4.000%, 9/18/19	SEK	10,000,000	1,326,043

			22,719,085

Total Financials			106,769,732

Health Care (0.2%)
Biotechnology (0.0%)
Amgen, Inc.
6.150%, 6/1/18		$19,000	19,548
Biogen, Inc.
4.050%, 9/15/25		360,000	384,180

			403,728

Health Care Equipment & Supplies (0.1%)
Becton Dickinson and Co.
3.734%, 12/15/24		90,000	92,185
Boston Scientific Corp.
2.850%, 5/15/20		600,000	609,793

			701,978

Health Care Providers & Services (0.0%)
HCA, Inc.
5.250%, 6/15/26		47,000	50,584
4.500%, 2/15/27		28,000	28,560

			79,144

Pharmaceuticals (0.1%)
Mylan NV
3.950%, 6/15/26(x)		102,000	103,726
3.125%, 11/22/28(m)	EUR	255,000	322,227
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 7/21/23(x)		$326,000	312,217
3.150%, 10/1/26(x)		585,000	540,124

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25§		$195,000	$170,879

			1,449,173

Total Health Care			2,634,023

Industrials (0.1%)
Aerospace & Defense (0.0%)
Embraer Netherlands Finance BV
5.400%, 2/1/27		240,000	259,920

Construction & Engineering (0.1%)
Odebrecht
6.625%, 10/1/22		754,740	271,706
Odebrecht Finance Ltd.
5.250%, 6/27/29§		254,000	92,710

			364,416

Industrial Conglomerates (0.0%)
Alfa SAB de CV
5.250%, 3/25/24(b)(x)§		235,000	255,492
General Electric Co.
Series D
(USD 3 Month LIBOR + 3.33%), 5.000%, 1/21/21(k)(y)		99,000	104,712

			360,204

Road & Rail (0.0%)
Avis Budget Car Rental LLC
5.250%, 3/15/25(x)§		149,000	148,717

Transportation Infrastructure (0.0%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22§		245,000	251,651

Total Industrials			1,384,908

Information Technology (0.3%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
3.500%, 3/1/23		193,000	194,845

IT Services (0.0%)
Total System Services, Inc.
3.750%, 6/1/23		56,000	57,893

Semiconductors & Semiconductor Equipment (0.0%)
Broadcom Corp.
3.625%, 1/15/24§		81,000	83,239
3.875%, 1/15/27§		177,000	182,337
KLA-Tencor Corp.
4.650%, 11/1/24		312,000	336,719
Lam Research Corp.
2.800%, 6/15/21		133,000	134,218

			736,513

Software (0.1%)
Oracle Corp.
1.900%, 9/15/21		1,000,000	992,311
VMware, Inc.
2.950%, 8/21/22		127,000	127,822

			1,120,133

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC
4.420%, 6/15/21§		747,000	783,663
5.450%, 6/15/23(b)§		1,003,000	1,097,963
6.020%, 6/15/26§		73,000	81,049
Hewlett Packard Enterprise Co.
2.100%, 10/4/19(b)§		279,000	279,114
HP, Inc.
4.650%, 12/9/21		130,000	139,523
Seagate HDD Cayman
4.750%, 1/1/25		170,000	165,553
Western Digital Corp.
7.375%, 4/1/23§		242,000	265,292

			2,812,157

Total Information Technology			4,921,541

Materials (0.1%)
Chemicals (0.1%)
Eastman Chemical Co.
3.800%, 3/15/25		110,000	113,084
LYB International Finance BV
4.000%, 7/15/23		345,000	364,699
Mosaic Co. (The)
5.625%, 11/15/43		132,000	134,805
NOVA Chemicals Corp.
5.250%, 8/1/23§		166,000	171,602
Sociedad Quimica y Minera de Chile SA
3.625%, 4/3/23§		292,000	294,190
SPCM SA
4.875%, 9/15/25§		240,000	248,400

			1,326,780

Metals & Mining (0.0%)
Anglo American Capital plc
3.750%, 4/10/22(b)§		240,000	244,830
Corp. Nacional del Cobre de Chile
3.625%, 8/1/27§		202,000	201,039
Glencore Funding LLC
4.125%, 5/30/23§		137,000	141,395
Vale Overseas Ltd.
6.875%, 11/21/36		220,000	251,867
Yamana Gold, Inc.
4.950%, 7/15/24		171,000	174,079

			1,013,210

Total Materials			2,339,990

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
Crown Castle International Corp. (REIT)
2.250%, 9/1/21		500,000	492,942
4.875%, 4/15/22		656,000	710,507
Digital Realty Trust LP (REIT)
3.400%, 10/1/20		800,000	823,899
Host Hotels & Resorts LP (REIT),
Series D
3.750%, 10/15/23		12,000	12,272
Kilroy Realty LP (REIT)
4.375%, 10/1/25		1,700,000	1,782,919
Trust F/1401 (REIT)
5.250%, 1/30/26(b)§		250,000	265,626
WEA Finance LLC (REIT)
3.250%, 10/5/20§		800,000	816,640
Welltower, Inc. (REIT)
4.000%, 6/1/25		230,000	239,143

			5,143,948

Real Estate Management & Development (0.1%)
Tesco Property Finance 5 plc
5.661%, 10/13/41(m)	GBP	493,324	727,481

Total Real Estate			5,871,429

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
(USD 3 Month LIBOR + 0.65%), 1.954%, 1/15/20(k)		$700,000	702,238
2.800%, 2/17/21		500,000	505,039

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
3.600%, 2/17/23		$425,000	$437,509
3.400%, 5/15/25		625,000	617,011
4.125%, 2/17/26		313,000	321,161
3.900%, 8/14/27		325,000	325,159
5.150%, 2/14/50		160,000	160,875
CCO Holdings LLC
5.500%, 5/1/26§		173,000	179,280
CenturyLink, Inc.
Series S
6.450%, 6/15/21		128,000	133,696
Series Y
7.500%, 4/1/24(x)		115,000	119,048
SFR Group SA
5.375%, 5/15/22§	EUR	225,000	277,070
7.375%, 5/1/26§		$500,000	540,000
Verizon Communications, Inc.
3.500%, 11/1/24		1,358,000	1,376,465
2.625%, 8/15/26(x)		442,000	413,813
5.500%, 3/16/47		130,000	144,262
Wind Acquisition Finance SA
4.750%, 7/15/20§		200,000	202,180

			6,454,806

Wireless Telecommunication Services (0.0%)
MTN Mauritius Investment Ltd.
5.373%, 2/13/22§		200,000	207,000
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	53,430

			260,430

Total Telecommunication Services			6,715,236

Utilities (0.2%)
Electric Utilities (0.2%)
Entergy Arkansas, Inc.
3.750%, 2/15/21		$1,530,000	1,610,957
Southern Co. (The)
2.350%, 7/1/21		1,000,000	994,273

			2,605,230

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp.
7.375%, 7/1/21		160,000	182,816
NRG Energy, Inc.
7.625%, 1/15/18		226,000	229,363

			412,179

Multi-Utilities (0.0%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		235,000	299,094

Total Utilities			3,316,503

Total Corporate Bonds			155,717,282

Foreign Government Securities (2.1%)
Arab Republic of Egypt
6.125%, 1/31/22§		210,000	217,612
Bundesrepublik Deutschland
3.250%, 7/4/42(m)	EUR	600,000	1,029,721
2.500%, 7/4/44(m)		1,000,000	1,527,700
Iraq Government AID Bond
2.149%, 1/18/22		$7,460,000	7,468,880
Japan Bank for International Cooperation
2.375%, 7/21/22		800,000	802,022
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	888,700
Japanese Government CPI Linked Bonds
0.100%, 3/10/27 TIPS	JPY	168,438,959	1,561,358
Kingdom of Jordan
2.578%, 6/30/22		$7,191,000	7,366,460
Republic of Panama
9.375%, 4/1/29		190,000	286,425
Tokyo Metropolitan Government Bond
2.500%, 6/8/22§		1,400,000	1,397,549
Ukraine Government AID Bonds
1.471%, 9/29/21		11,300,000	11,067,220
United Mexican States
4.125%, 1/21/26		250,000	263,375

Total Foreign Government Securities			33,877,022

Loan Participations (0.2%)
Financials (0.1%)
Consumer Finance (0.1%)
Delos Finance Sarl
3.333%, 10/6/23		3,000,000	3,017,340

Total Financials			3,017,340

Industrials (0.1%)
Trading Companies & Distributors (0.1%)
Beacon Roofing Bridge Loan-Term Loan
0.000%, 12/31/2100(r)†		900,000	895,500

Total Industrials			895,500

Total Loan Participations			3,912,840

Mortgage-Backed Securities (10.5%)
FHLMC
2.793%, 11/1/31(l)		3,481	3,653
5.500%, 1/1/35		84,091	93,976
5.500%, 7/1/35		55,972	62,375
4.000%, 7/1/44		602,756	638,851
4.000%, 2/1/46		768,599	814,865
4.000%, 10/15/47TBA		2,000,000	2,105,625
3.500%, 10/15/47TBA		4,000,000	4,124,375

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
5.000%, 2/1/24(l)	$206	$220
9.000%, 8/1/26	1,092	1,262
2.948%, 1/1/28(l)	22,808	23,570
4.500%, 4/1/28	5,888	6,345
2.500%, 5/1/30	25,914	26,166
2.500%, 8/1/31	806,887	813,222
2.500%, 11/1/31	1,112,782	1,121,519
2.500%, 12/1/31	363,916	366,773
2.500%, 1/1/32	917,394	924,605
2.500%, 2/1/32	36,404	36,690
1.895%, 3/1/33(l)	30,800	31,024
5.500%, 4/1/33	77,258	86,015
5.500%, 7/1/33	77,943	86,774
5.500%, 4/1/34	40,162	44,770
5.500%, 5/1/34	28,403	31,663
5.500%, 11/1/34	117,787	131,275
5.500%, 2/1/35	448,175	499,951
4.500%, 8/1/35	66,380	71,667
5.000%, 10/1/35	35,184	38,695
3.280%, 1/1/36(l)	372,701	385,860
5.000%, 7/1/36	42,371	46,597
3.085%, 2/1/37(l)	107,504	112,418
4.500%, 7/1/37	12,177	13,138
4.500%, 8/1/37	15,074	16,279
4.500%, 4/1/38	113,644	122,789
4.500%, 2/1/39	519,614	561,427
4.500%, 3/1/39	561,684	606,882
4.500%, 4/1/39	324,020	350,094
4.500%, 5/1/39	6,379	6,892
4.500%, 6/1/39	50,785	54,872
4.500%, 7/1/39	417,313	453,496
4.500%, 11/1/39	9,588	10,359
5.000%, 12/1/39	115,767	127,227
4.500%, 1/1/40	49,381	53,355
3.049%, 12/1/40(l)	8,831	9,105
4.000%, 12/1/40	356,490	378,033
4.500%, 3/1/41	67,249	72,619
4.500%, 5/1/41	5,963	6,496
4.500%, 7/1/41	4,635	5,016
4.500%, 9/1/42	192,869	208,388
4.500%, 11/1/42	76,291	82,431
4.500%, 9/1/43	8,607	9,237
4.000%, 10/1/43	1,445,879	1,533,931
4.500%, 11/1/44	70,485	76,156
3.000%, 5/1/45	146,496	147,182
3.000%, 8/1/45	1,235,574	1,241,366
4.500%, 3/1/46	401,365	431,279
4.500%, 10/1/46	36,552	39,265
4.500%, 11/1/46	528,597	567,829
4.500%, 12/1/46	40,010	42,979
4.500%, 2/1/47	3,345,312	3,591,506
4.500%, 3/1/47	983,024	1,056,674
4.500%, 4/1/47	1,868,019	2,007,975
4.500%, 5/1/47	42,954	46,172
3.500%, 10/25/47TBA	40,865,000	42,126,069
4.000%, 10/25/47TBA	40,735,000	42,883,136
4.500%, 10/25/47TBA	7,000,000	7,512,969
3.000%, 11/25/47TBA	31,000,000	31,048,438
3.500%, 11/25/47TBA	6,000,000	6,174,140
4.000%, 11/25/47TBA	1,750,000	1,839,551
GNMA
8.000%, 7/15/26	196	215
2.125%, 7/20/27(l)	1,682	1,717
3.000%, 5/15/43	401,518	409,046
3.000%, 7/15/45	732,785	744,235
3.000%, 5/20/46	713,718	724,563
3.500%, 10/15/47TBA	4,175,000	4,340,369
4.000%, 10/15/47TBA	1,000,000	1,052,969

Total Mortgage-Backed Securities		165,518,667

Municipal Bonds (0.4%)
City of Chicago Taxable General Obligation Bonds, Series 2008A
5.630%, 1/1/22	700,000	715,155
City of Chicago Taxable General Obligation Bonds, Series 2015B
7.750%, 1/1/42	600,000	649,488
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20	510,000	541,752
4.325%, 11/1/21	830,000	898,492
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds, Series 2009B
4.718%, 4/1/19	445,000	465,065
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841%, 8/1/21	255,000	286,676
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	955,000	1,061,912
5.435%, 5/15/23	1,260,000	1,424,985

Total Municipal Bonds		6,043,525

U.S. Government Agency Securities (26.0%)
FFCB
0.875%, 6/13/18	40,000,000	39,855,656
FHLB
1.125%, 4/25/18	9,405,000	9,394,755
4.750%, 6/8/18	150,000	153,461
1.250%, 1/16/19	22,765,000	22,701,069
1.875%, 3/8/19	3,440,000	3,465,761
5.375%, 5/15/19	215,000	228,679
1.625%, 6/14/19	525,000	525,814
4.125%, 12/13/19	50,000	52,728
4.125%, 3/13/20	1,819,000	1,927,719
4.625%, 9/11/20	1,025,000	1,112,332
3.625%, 3/12/21	50,000	53,098
5.625%, 6/11/21	150,000	170,598
FHLMC
4.875%, 6/13/18	3,664,000	3,754,652
3.750%, 3/27/19	2,777,000	2,869,406
1.750%, 5/30/19	2,592,000	2,602,007
2.000%, 7/30/19	64,000	64,595
1.250%, 8/1/19	5,480,000	5,454,212
1.375%, 8/15/19	33,730,000	33,631,701
1.250%, 10/2/19	9,647,000	9,589,054
1.375%, 5/1/20	30,198,000	30,022,676
2.375%, 1/13/22	34,204,000	34,841,877
Series 1
0.750%, 1/12/18	393,000	392,508

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Financing Corp.
10.700%, 10/6/17	$380,000	$380,696
9.400%, 2/8/18	70,000	72,027
9.650%, 11/2/18	140,000	152,741
8.600%, 9/26/19	30,000	34,139
FNMA
1.000%, 4/30/18	392,000	391,407
1.750%, 1/30/19	277,000	278,553
1.750%, 6/20/19	103,379,000	103,828,595
1.000%, 8/28/19	20,000,000	19,791,474
1.750%, 9/12/19	25,075,000	25,160,518
(Zero Coupon), 10/9/19	975,000	939,507
1.625%, 1/21/20	8,660,000	8,662,914
1.500%, 11/30/20	10,455,000	10,395,276
1.375%, 2/26/21	22,630,000	22,380,369
1.875%, 9/24/26	8,457,000	8,049,181
Resolution Funding Corp.
(Zero Coupon), 7/15/20 STRIPS	4,157,000	3,962,569
Tennessee Valley Authority
3.875%, 2/15/21	818,000	874,156
1.875%, 8/15/22	850,000	844,353

Total U.S. Government Agency Securities		409,062,833

U.S. Treasury Obligations (48.5%)
U.S. Treasury Bonds
8.125%, 8/15/19	200,000	224,504
8.750%, 5/15/20	200,000	237,047
7.875%, 2/15/21	798,000	958,909
8.125%, 5/15/21	355,000	434,584
8.000%, 11/15/21	265,000	330,070
6.000%, 2/15/26	1,710,000	2,202,092
4.500%, 2/15/36	185,600	238,699
4.750%, 2/15/37	330,000	438,204
4.250%, 5/15/39	200,000	250,234
4.375%, 11/15/39	200,000	254,547
4.625%, 2/15/40	3,893,300	5,125,164
4.375%, 5/15/40	400,000	509,937
3.000%, 5/15/42	1,010,500	1,045,710
2.875%, 5/15/43	1,000,000	1,008,125
3.625%, 8/15/43	3,827,300	4,393,322
3.750%, 11/15/43	180,000	211,050
3.625%, 2/15/44	1,055,000	1,212,673
3.125%, 8/15/44	4,359,100	4,599,872
3.000%, 11/15/44	483,700	498,476
3.000%, 5/15/45	638,000	657,040
2.875%, 8/15/45	1,725,000	1,733,490
2.500%, 2/15/46	250,000	232,559
2.500%, 5/15/46	80,700	75,007
2.250%, 8/15/46	1,200,000	1,055,344
3.000%, 5/15/47	8,510,000	8,756,657
2.750%, 8/15/47	100,000	97,844
U.S. Treasury Inflation Linked Bonds
1.750%, 1/15/28 TIPS	467	523
2.500%, 1/15/29 TIPS	132,255	159,613
3.875%, 4/15/29 TIPS	1,362,909	1,853,313
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/19 TIPS	2,283,126	2,291,237
0.125%, 4/15/20 TIPS	731,703	735,200
0.250%, 1/15/25 TIPS	1,759,000	1,741,562
0.375%, 7/15/25 TIPS	2,389,612	2,389,613
0.125%, 7/15/26 TIPS	306,363	297,956
0.375%, 7/15/27 TIPS	1,300,897	1,288,316
U.S. Treasury Notes
1.375%, 3/31/20	9,616,000	9,570,925
1.125%, 4/30/20	946,000	935,542
3.500%, 5/15/20	9,360,000	9,824,709
1.500%, 5/31/20	5,311,000	5,299,175
1.500%, 7/15/20	31,220,000	31,134,632
1.625%, 7/31/20	20,970,000	20,983,106
2.625%, 8/15/20	18,507,000	19,031,847
2.625%, 11/15/20	21,358,000	21,984,556
3.625%, 2/15/21	20,115,000	21,390,259
1.125%, 2/28/21	20,525,900	20,126,608
2.000%, 2/28/21(v)	4,600,000	4,644,562
1.250%, 3/31/21	31,175,000	30,669,625
2.250%, 3/31/21#	6,300,000	6,412,219
3.125%, 5/15/21	8,723,000	9,146,543
1.375%, 5/31/21	7,686,000	7,580,918
2.125%, 8/15/21	17,221,000	17,439,626
1.125%, 9/30/21	9,862,000	9,602,352
2.125%, 9/30/21	12,000,000	12,145,313
1.250%, 10/31/21	14,750,200	14,420,626
2.000%, 11/15/21	3,135,000	3,158,268
1.875%, 11/30/21	9,662,600	9,682,982
1.875%, 1/31/22	1,345,000	1,345,683
2.000%, 2/15/22	9,884,600	9,947,924
1.875%, 2/28/22	1,444,000	1,444,451
1.750%, 3/31/22	22,214,000	22,087,311
1.750%, 5/15/22	23,463,000	23,331,021
1.750%, 5/31/22	15,287,000	15,186,081
1.875%, 7/31/22	7,780,500	7,763,480
1.625%, 8/15/22	34,651,300	34,204,624
1.625%, 11/15/22	11,372,800	11,195,100
2.000%, 2/15/23	6,260,000	6,262,445
1.750%, 5/15/23	12,875,600	12,686,490
2.500%, 8/15/23	16,810,000	17,240,756
2.750%, 11/15/23	10,350,000	10,757,531
2.750%, 2/15/24	21,731,000	22,567,983
2.500%, 5/15/24	48,721,000	49,834,353
2.125%, 7/31/24	10,000,000	9,984,766
2.375%, 8/15/24	12,979,700	13,161,213
2.125%, 9/30/24	7,200,000	7,181,171
2.250%, 11/15/24	21,540,000	21,646,018
2.000%, 2/15/25	21,155,000	20,866,598
2.125%, 5/15/25	30,428,000	30,230,693
2.000%, 8/15/25	134,900	132,581
2.250%, 11/15/25	21,330,500	21,330,500
1.625%, 5/15/26	1,863,500	1,767,559
1.500%, 8/15/26	12,270,000	11,489,705
2.000%, 11/15/26	10,469,300	10,202,251
2.250%, 2/15/27	15,348,000	15,256,271
2.375%, 5/15/27	14,876,500	14,939,261
2.250%, 8/15/27(z)	6,441,000	6,397,724

Total U.S. Treasury Obligations		763,164,430

Total Long-Term Debt Securities (105.5%) (Cost $1,653,210,900)		1,660,887,096

	Number of Shares	Value ( Note 1)
COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*	2	22

Total Consumer Staples		22

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.	29	732

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares		Value (Note 1)
Total Financials			$732

Total Common Stocks (0.0%) (Cost $–)			754

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificates of Deposit (0.4%)
Barclays Bank plc
(USD 3 Month LIBOR + 0.47%), 1.82%, 5/17/18(k)		$400,000	400,697
1.86%, 9/4/18		3,900,000	3,902,925
Mizuho Bank Ltd.
(USD 3 Month LIBOR + 0.70%), 2.01%, 12/12/17(k)		1,300,000	1,301,796

Total Certificates of Deposit			5,605,418

Commercial Paper (1.1%)
ANZ New Zealand Int’l Ltd.
1.56%, 1/5/18(n)(p)		1,300,000	1,294,571
Bell Canada, Inc.
1.50%, 11/14/17(n)(p)		900,000	898,320
Boston Scientific Corp.
1.46%, 10/17/17(n)(p)		1,100,000	1,099,240
Deutsche Telekom AG
1.60%, 11/2/17(n)(p)		1,900,000	1,897,213
1.69%, 1/30/18(n)(p)		1,900,000	1,889,198
Dominion Energy, Inc.
1.44%, 11/14/17(n)(p)		500,000	499,104
Energy Transfer LP
2.02%, 10/6/17(n)(p)		1,600,000	1,599,462
Kansas City Southern
2.02%, 10/6/17(n)(p)		800,000	799,731
Mizuho Bank Ltd.
1.43%, 10/4/17(n)(p)		2,420,000	2,419,615
NiSource Finance Corp.
1.69%, 10/4/17(n)(p)		300,000	299,943
ONEOK, Inc.
2.17%, 10/3/17(n)(p)		800,000	799,855
Southern Co. (The)
1.63%, 10/5/17(n)(p)		800,000	799,819
UDR, Inc.
2.03%, 10/2/17(n)(p)		1,700,000	1,699,809
Vodafone Group plc
1.80%, 10/3/17(n)(p)		800,000	799,880
WPP CP Finance plc
1.58%, 1/12/18(n)(p)		500,000	497,733
1.65%, 2/13/18(n)(p)		400,000	397,517

Total Commercial Paper			17,691,010

Foreign Government Treasury Bills (0.9%)
Argentina Treasury Bills
3.83%, 2/9/18(p)		1,300,000	1,282,220
3.30%, 3/16/18(p)		800,000	788,111
Japanese Treasury Bills
(0.07)%, 11/20/17(p)	JPY	190,000,000	1,688,685
(0.09)%, 12/11/17(p)		1,223,000,000	10,870,687

Total Foreign Government Treasury Bills			14,629,703

Repurchase Agreements (0.3%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $102,000.(xx)		$100,000	100,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $400,053, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $408,218.(xx)		400,000	400,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $400,035, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $408,000.(xx)		400,000	400,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $200,021, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $204,001.(xx)		200,000	200,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $500,050, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $510,002.(xx)		500,000	500,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $102,001.(xx)		100,000	100,000

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $400,040, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $408,002.(xx)	$400,000	$400,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $105,117, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $107,210.(xx)	105,108	105,108
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $100,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $102,078.(xx)	100,000	100,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $200,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $204,156.(xx)	200,000	200,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $500,049, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $510,050.(xx)	500,000	500,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $50,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $51,000.(xx)	50,000	50,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $510,000.(xx)	500,000	500,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $510,015.(xx)	500,000	500,000

Total Repurchase Agreements		4,055,108

U.S. Government Agency Securities (0.9%)
FHLB
0.95%, 11/10/17(o)(p)	2,775,000	2,771,992
1.03%, 12/8/17(o)(p)	4,220,000	4,211,668
1.13%, 12/15/17(o)(p)	2,000,000	1,995,640
1.06%, 12/22/17(o)(p)	3,455,000	3,446,599
1.06%, 1/5/18(o)(p)	2,425,000	2,418,087

Total U.S. Government Agency Securities		14,843,986

Total Short-Term Investments (3.6%) (Cost $56,960,837)		56,825,225

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
3 Month Eurodollar 03/19/2018 at USD 98.25, American Style Notional Amount: USD 37,000,000 Exchange Traded*	148	8,325
Euro-Bund 11/24/2017 at 145.00, American Style Notional Amount: EUR 10,300,000 Exchange Traded*	103	1,217
U.S. Treasury 5 Year Note 11/24/2017 at 105.00, American Style Notional Amount: USD 3,500,000 Exchange Traded*	35	—
U.S. Treasury 5 Year Note 11/24/2017 at 111.75, American Style Notional Amount: USD 13,700,000 Exchange Traded*	137	—
U.S. Treasury 5 Year Note 11/24/2017 at 112.25, American Style Notional Amount: USD 15,000,000 Exchange Traded*	150	—

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Contracts	Value (Note 1)
U.S. Treasury 10 Year Note 11/24/2017 at 107.00, American Style Notional Amount: USD 1,500,000 Exchange Traded*	15	$—
U.S. Treasury 10 Year Note 11/24/2017 at 114.00, American Style Notional Amount: USD 28,800,000 Exchange Traded*	288	—
U.S. Treasury 10 Year Note 11/24/2017 at 114.50, American Style Notional Amount: USD 9,400,000 Exchange Traded*	94	—
U.S. Treasury 10 Year Note 11/24/2017 at 212.00, American Style Notional Amount: USD 9,800,000 Exchange Traded*	98	—
U.S. Treasury 30 Year Bond 11/24/2017 at 104.00, American Style Notional Amount: 1,400,000 Exchange Traded*	14	—
U.S. Treasury 30 Year Bond 11/24/2017 at 122.00, American Style Notional Amount: 7,400,000 Exchange Traded*	74	—

Total Options Purchased (0.0%) (Cost $21,692)		9,542

Total Investments (109.1%) (Cost $1,710,193,429)		1,717,722,617
Other Assets Less Liabilities (-9.1%)		(143,032,044)

Net Assets (100%)		$1,574,690,573

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2017, the market value of these securities amounted to $92,971,550 or 5.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

†	Security (totaling $2,561,189 or 0.2% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $523,156.

(b)	Rule 144A Illiquid Security. At September 30, 2017, the market value of these securities amounted to $10,995,364 or 0.7% of net assets.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2017.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $14,399,529 or 0.9% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2017.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,797,244.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $3,954,654. This was secured by cash collateral of $4,055,108 which was subsequently invested in joint repurchase agreements with a total value of $4,055,108, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $169,476 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 3.000%, maturing 12/7/2017-5/15/2045.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2017.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

16

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Glossary:

ARM	—	Adjustable Rate Mortgage

CAD	—	Canadian Dollar

CLO	—	Collateralized Loan Obligation

CPI	—	Consumer Price Index

DKK	—	Denmark Krone

EUR	—	European Currency Unit

FFCB	—	Federal Farm Credit Bank

EURIBOR	—	Euro Interbank Offered Rate

FHLB	—	Federal Home Loan Bank

FHLMC	—	Federal Home Loan Mortgage Corp.

FNMA	—	Federal National Mortgage Association

GBP	—	British Pound

GNMA	—	Government National Mortgage Association

IO	—	Interest Only

JPY	—	Japanese Yen

KRW	—	Korean Republic Won

LIBOR	—	London Interbank Offered Rate

NCUA	—	National Credit Union Administration

MYR	—	Malaysian Ringgit

REMIC	—	Real Estate Mortgage Investment Conduit

SEK	—	Swedish Krona

SGD	—	Singapore Dollar

STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	—	To Be Announced; Security is subject to delayed delivery

TIPS	—	Treasury Inflation Protected Security

TWD	—	New Taiwan Dollar

USD	—	United States Dollar

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	118	12/2017	EUR	22,455,131	(38,338)
U.S. Treasury 5 Year Note	443	12/2017	USD	52,052,500	(316,816)
U.S. Treasury 10 Year Note	274	12/2017	USD	34,335,625	(290,512)
U.S. Treasury Long Bond	92	12/2017	USD	14,058,750	(224,640)
U.S. Treasury Ultra Bond	42	12/2017	USD	6,935,250	(80,429)

					(950,735)

Short Contracts
3 Month Eurodollar	(124)	12/2017	USD	(30,541,200)	34,862
Canada 10 Year Bond	(25)	12/2017	CAD	(2,710,880)	51,297
Euro-OAT	(157)	12/2017	EUR	(28,787,515)	80,102
Euro-Schatz	(39)	12/2017	EUR	(5,168,531)	1,920
Japan 10 Year Bond	(17)	12/2017	JPY	(22,714,508)	146,485
Japan 10 Year Bond Mini	(12)	12/2017	JPY	(1,603,697)	7,197
Long Gilt	(135)	12/2017	GBP	(22,409,892)	535,473
3 Month Eurodollar	(62)	03/2018	USD	(15,253,550)	15,782
3 Month Eurodollar	(136)	06/2018	USD	(33,422,000)	40,653
3 Month Eurodollar	(73)	12/2018	USD	(17,909,638)	3,381
3 Month Eurodollar	(62)	03/2019	USD	(15,203,950)	(2,918)

					914,234

					(36,501)

See Notes to Portfolio of Investments.

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PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	23,555,000	USD	3,631,231	JPMorgan Chase Bank	10/02/2017	109,884
EUR	6,342,000	USD	7,434,727	Bank of America	10/03/2017	60,883
USD	4,163,697	EUR	3,491,000	Barclays Bank plc	10/03/2017	37,685
USD	869,952	EUR	730,000	Deutsche Bank AG	10/03/2017	7,165
USD	7,209,095	EUR	6,025,000	JPMorgan Chase Bank	10/03/2017	88,147
USD	329,870	EUR	277,312	JPMorgan Chase Bank	10/04/2017	2,098
USD	12,709,448	JPY	1,415,000,000	Barclays Bank plc	10/26/2017	119,921
GBP	1,282,000	USD	1,668,876	JPMorgan Chase Bank	11/15/2017	51,335
USD	3,174,277	JPY	349,600,000	Barclays Bank plc	11/15/2017	61,028
USD	9,955,091	JPY	1,083,300,000	JPMorgan Chase Bank	11/15/2017	308,117
USD	3,552,305	SEK	28,825,000	Bank of America	11/15/2017	4,639
USD	1,746,003	JPY	190,000,000	JPMorgan Chase Bank	11/20/2017	53,670
KRW	1,001,481,250	USD	875,000	JPMorgan Chase Bank**	12/04/2017	69
USD	8,883,355	KRW	10,091,846,425	JPMorgan Chase Bank**	12/04/2017	65,352
USD	282,975	MYR	1,188,496	Barclays Bank plc**	12/04/2017	2,170
USD	4,715,697	SGD	6,390,712	Deutsche Bank AG	12/04/2017	1,071
USD	8,749,484	TWD	260,734,631	JPMorgan Chase Bank**	12/04/2017	124,634
DKK	31,000	USD	4,727	Deutsche Bank AG	01/02/2018	225
DKK	10,970,000	USD	1,750,502	JPMorgan Chase Bank	01/02/2018	1,726
DKK	10,602,000	USD	1,625,515	JPMorgan Chase Bank	04/03/2018	77,754
DKK	63,000	USD	9,770	JPMorgan Chase Bank	10/01/2018	473
USD	202,003	DKK	1,230,000	JPMorgan Chase Bank	10/01/2018	2,019

Total unrealized appreciation						1,180,065

DKK	24,947,000	USD	3,962,987	Bank of America	10/02/2017	(787)
USD	749,037	DKK	5,117,000	JPMorgan Chase Bank	10/02/2017	(63,669)
EUR	3,904,000	USD	4,658,555	JPMorgan Chase Bank	10/03/2017	(44,417)
EUR	79,524	USD	94,101	JPMorgan Chase Bank	10/04/2017	(108)
USD	994,959	EUR	867,668	Citibank N.A.	10/04/2017	(30,594)
USD	120,312	EUR	102,120	JPMorgan Chase Bank	10/04/2017	(390)
USD	7,446,840	EUR	6,342,000	Bank of America	11/02/2017	(61,105)
USD	72,074	CAD	90,314	JPMorgan Chase Bank	11/10/2017	(327)
JPY	1,873,000,000	USD	16,986,656	JPMorgan Chase Bank	11/15/2017	(307,268)
USD	1,054,257	GBP	813,000	Bank of America	11/15/2017	(36,641)
USD	3,991,313	GBP	3,082,000	JPMorgan Chase Bank	11/15/2017	(144,170)
TWD	9,528,530	USD	319,000	JPMorgan Chase Bank**	12/19/2017	(3,542)
USD	2,518,291	DKK	17,200,000	JPMorgan Chase Bank	01/02/2018	(229,049)
USD	10,018,130	DKK	67,840,000	Bank of America	04/03/2018	(880,735)
USD	1,706,181	DKK	10,640,000	Deutsche Bank AG	04/03/2018	(3,193)
USD	1,668,090	DKK	11,185,000	JPMorgan Chase Bank	04/03/2018	(128,841)
USD	563,503	DKK	3,838,000	JPMorgan Chase Bank	04/03/2018	(53,093)
USD	2,629,581	DKK	17,067,000	Bank of America	07/02/2018	(128,380)
USD	1,601,366	DKK	10,355,000	JPMorgan Chase Bank	07/02/2018	(71,962)
USD	1,945,972	DKK	13,095,000	Bank of America	07/03/2018	(170,271)
USD	1,118,614	DKK	7,425,000	JPMorgan Chase Bank	07/03/2018	(81,318)
USD	4,051,679	DKK	24,947,000	Bank of America	10/01/2018	(4,412)
USD	663,953	DKK	4,305,000	JPMorgan Chase Bank	10/02/2018	(36,041)

Total unrealized depreciation						(2,480,313)

Net unrealized depreciation						(1,300,248)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Written Call Options Contracts as of September 30, 2017:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
3 Month Eurodollar	Exchange Traded	148	USD (37,000,000)	USD 98.75	03/19/2018	(2,775)

						(2,775)

Written Put Options Contracts as of September 30, 2017:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Euro-Bund	Exchange Traded	31	(3,100,000)	159.50	10/27/2017	(12,457)
U.S. Treasury 10 Year Note	Exchange Traded	33	(3,300,000)	124.50	10/27/2017	(7,219)

						(19,676)

Total Written Options Contracts (Premiums Received ($40,076))						(22,451)

See Notes to Portfolio of Investments.

19

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EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$56,467,023	$—	$56,467,023
Collateralized Mortgage Obligations	—	35,542,525	—	35,542,525
Commercial Mortgage-Backed Securities	—	31,580,949	—	31,580,949
Common Stocks
Consumer Staples	22	—	—	22
Financials	732	—	—	732
Corporate Bonds
Consumer Discretionary	—	9,603,699	—	9,603,699
Consumer Staples	—	4,566,280	—	4,566,280
Energy	—	7,593,941	—	7,593,941
Financials	—	105,104,043	1,665,689	106,769,732
Health Care	—	2,634,023	—	2,634,023
Industrials	—	1,384,908	—	1,384,908
Information Technology	—	4,921,541	—	4,921,541
Materials	—	2,339,990	—	2,339,990
Real Estate	—	5,871,429	—	5,871,429
Telecommunication Services	—	6,715,236	—	6,715,236
Utilities	—	3,316,503	—	3,316,503
Foreign Government Securities	—	33,877,022	—	33,877,022
Forward Currency Contracts	—	1,180,065	—	1,180,065
Futures	917,152	—	—	917,152
Loan Participations
Financials	—	3,017,340	—	3,017,340
Industrials	—	—	895,500	895,500
Mortgage-Backed Securities	—	165,518,667	—	165,518,667
Municipal Bonds	—	6,043,525	—	6,043,525
Options Purchased
Put Options Purchased	9,542	—	—	9,542
Short-Term Investments
Certificates of Deposit	—	5,605,418	—	5,605,418
Commercial Paper	—	17,691,010	—	17,691,010
Foreign Government Treasury Bills	—	14,629,703	—	14,629,703
Repurchase Agreements	—	4,055,108	—	4,055,108
U.S. Government Agency Securities	—	14,843,986	—	14,843,986
U.S. Government Agency Securities	—	409,062,833	—	409,062,833
U.S. Treasury Obligations	—	763,164,430	—	763,164,430

Total Assets	$927,448	$1,716,331,197	$2,561,189	$1,719,819,834

Liabilities:
Forward Currency Contracts	$—	$(2,480,313)	$—	$(2,480,313)
Futures	(953,653)	—	—	(953,653)
Options Written
Call Options Written	(2,775)	—	—	(2,775)
Put Options Written	(19,676)	—	—	(19,676)

Total Liabilities	$(976,104)	$(2,480,313)	$—	$(3,456,417)

Total	$(48,656)	$1,713,850,884	$2,561,189	$1,716,363,417

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,899,347
Aggregate gross unrealized depreciation	(14,664,299)

Net unrealized appreciation	$4,235,048

Federal income tax cost of investment securities and derivative instruments, if applicable	$1,712,128,369

See Notes to Portfolio of Investments.

21

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.9%)
Auto Components (1.2%)
American Axle & Manufacturing
Holdings, Inc.*	50,375	$885,593
Cooper Tire & Rubber Co.(x)	33,322	1,246,243
Cooper-Standard Holdings, Inc.*	8,500	985,745
Dana, Inc.	85,565	2,392,397
Dorman Products, Inc.*	15,200	1,088,624
Fox Factory Holding Corp.*	20,100	866,310
Gentherm, Inc.*	22,600	839,590
Horizon Global Corp.*	11,560	203,918
LCI Industries	13,370	1,548,915
Modine Manufacturing Co.*	32,900	633,325
Motorcar Parts of America, Inc.*	10,300	303,438
Standard Motor Products, Inc.	12,800	617,600
Stoneridge, Inc.*	15,400	305,074
Superior Industries International, Inc.	13,100	218,115
Tenneco, Inc.	30,697	1,862,387
Tower International, Inc.	11,800	320,960

		14,318,234

Automobiles (0.1%)
Winnebago Industries, Inc.	17,346	776,234

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	822,784
Weyco Group, Inc.	3,700	105,006

		927,790

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.	36,000	1,290,600
American Public Education, Inc.*	12,607	265,377
Ascent Capital Group, Inc., Class A*	8,231	107,332
Bridgepoint Education, Inc.*	11,900	114,240
Capella Education Co.	7,045	494,207
Career Education Corp.*	38,600	401,054
Carriage Services, Inc.	8,500	217,600
Chegg, Inc.(x)*	46,200	685,608
Collectors Universe, Inc.	4,300	103,071
Grand Canyon Education, Inc.*	26,048	2,365,680
Houghton Mifflin Harcourt Co.*	77,300	931,465
K12, Inc.*	20,284	361,867
Laureate Education, Inc., Class A*	20,300	295,365
Regis Corp.*	21,352	304,693
Sotheby’s*	21,802	1,005,290
Strayer Education, Inc.	6,500	567,255
Weight Watchers International, Inc.*	17,900	779,545

		10,290,249

Hotels, Restaurants & Leisure (3.1%)
Belmond Ltd., Class A*	48,009	655,323
Biglari Holdings, Inc.*	591	196,974
BJ’s Restaurants, Inc.*	12,134	369,480
Bloomin’ Brands, Inc.	59,800	1,052,480
Bob Evans Farms, Inc.	11,390	882,839
Bojangles’, Inc.*	11,400	153,900
Boyd Gaming Corp.	46,700	1,216,535
Brinker International, Inc.	28,200	898,452
Buffalo Wild Wings, Inc.*	10,000	1,057,000
Caesars Acquisition Co., Class A*	27,300	585,585
Caesars Entertainment Corp.(x)*	32,400	432,540
Carrols Restaurant Group, Inc.*	19,700	214,730
Century Casinos, Inc.*	12,200	100,162
Cheesecake Factory, Inc. (The)(x)	25,721	1,083,369
Churchill Downs, Inc.	7,793	1,606,917
Chuy’s Holdings, Inc.*	11,000	231,550
Cracker Barrel Old Country Store, Inc.(x)	11,023	1,671,307
Dave & Buster’s Entertainment, Inc.*	24,100	1,264,768
Del Frisco’s Restaurant Group, Inc.*	11,400	165,870
Del Taco Restaurants, Inc.*	14,300	219,362
Denny’s Corp.*	40,100	499,245
DineEquity, Inc.(x)	11,281	484,857
El Pollo Loco Holdings, Inc.*	15,200	184,680
Eldorado Resorts, Inc.(x)*	24,559	629,938
Empire Resorts, Inc.*	1,100	24,585
Fiesta Restaurant Group, Inc.(x)*	11,600	220,400
Fogo De Chao, Inc.*	3,000	37,200
Golden Entertainment, Inc.*	500	12,190
Habit Restaurants, Inc. (The), Class A(x)*	9,400	122,670
ILG, Inc.	65,336	1,746,431
Inspired Entertainment, Inc.(x)*	200	2,650
International Speedway Corp., Class A	15,100	543,600
J Alexander’s Holdings, Inc.*	8,306	96,350
Jack in the Box, Inc.	18,739	1,909,879
La Quinta Holdings, Inc.*	52,900	925,750
Lindblad Expeditions Holdings, Inc.*	5,300	56,710
Marcus Corp. (The)	9,500	263,150
Marriott Vacations Worldwide Corp.	12,900	1,606,437
Monarch Casino & Resort, Inc.*	6,100	241,133
Nathan’s Famous, Inc.*	1,700	125,715
Noodles & Co.(x)*	1,300	5,720
Papa John’s International, Inc.(x)	15,642	1,142,961
Penn National Gaming, Inc.(x)*	47,700	1,115,703
Pinnacle Entertainment, Inc.*	31,200	664,872
Planet Fitness, Inc., Class A	48,300	1,303,134
Potbelly Corp.*	13,700	169,880
Red Robin Gourmet Burgers, Inc.*	8,200	549,400
Red Rock Resorts, Inc., Class A	38,900	900,924
Ruby Tuesday, Inc.*	24,600	52,644
Ruth’s Hospitality Group, Inc.	15,900	333,105
Scientific Games Corp., Class A*	31,300	1,435,105
SeaWorld Entertainment, Inc.(x)*	38,600	501,414
Shake Shack, Inc., Class A(x)*	9,000	299,070
Sonic Corp.	27,538	700,842
Speedway Motorsports, Inc.	11,100	236,430
Texas Roadhouse, Inc.	39,618	1,946,828
Wingstop, Inc.(x)	16,600	551,950
Zoe’s Kitchen, Inc.(x)*	10,900	137,667

		35,840,362

Household Durables (1.4%)
AV Homes, Inc.*	7,600	130,340
Bassett Furniture Industries, Inc.	5,900	222,430
Beazer Homes USA, Inc.*	22,500	421,650
Cavco Industries, Inc.*	4,900	722,995
Century Communities, Inc.*	8,700	214,890
CSS Industries, Inc.	4,900	141,218
Ethan Allen Interiors, Inc.	14,154	458,590
Flexsteel Industries, Inc.	3,700	187,590
GoPro, Inc., Class A(x)*	57,100	628,671
Green Brick Partners, Inc.*	13,900	137,610
Helen of Troy Ltd.*	16,498	1,598,655
Hooker Furniture Corp.	6,500	310,375
Hovnanian Enterprises, Inc., Class A(x)*	69,900	134,907
Installed Building Products, Inc.*	11,100	719,280
iRobot Corp.(x)*	15,900	1,225,254
KB Home	47,900	1,155,348
La-Z-Boy, Inc.	28,209	758,822
LGI Homes, Inc.(x)*	8,900	432,273
Libbey, Inc.	10,600	98,156
Lifetime Brands, Inc.	6,300	115,290
M/I Homes, Inc.*	12,300	328,779

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
MDC Holdings, Inc.	23,875	$792,889
Meritage Homes Corp.*	21,939	974,092
NACCO Industries, Inc., Class A	2,600	223,080
PICO Holdings, Inc.*	12,600	210,420
Taylor Morrison Home Corp., Class A*	35,000	771,750
TopBuild Corp.*	21,800	1,420,706
TRI Pointe Group, Inc.*	85,601	1,182,150
Universal Electronics, Inc.*	8,100	513,540
William Lyon Homes, Class A*	11,900	273,581
ZAGG, Inc.*	15,800	248,850

		16,754,181

Internet & Direct Marketing Retail (0.5%)
1-800-Flowers.com, Inc., Class A*	16,700	164,495
Duluth Holdings, Inc., Class B(x)*	8,200	166,378
FTD Cos., Inc.*	11,454	149,360
Groupon, Inc.(x)*	194,600	1,011,920
HSN, Inc.	18,068	705,555
Lands’ End, Inc.*	9,500	125,400
Liberty TripAdvisor Holdings, Inc., Class A*	42,200	521,170
Nutrisystem, Inc.	16,600	927,940
Overstock.com, Inc.*	8,500	252,450
PetMed Express, Inc.	11,400	377,910
Shutterfly, Inc.*	19,497	945,215

		5,347,793

Leisure Products (0.3%)
Acushnet Holdings Corp.(x)	12,900	229,104
American Outdoor Brands Corp.(x)*	29,835	454,984
Callaway Golf Co.	52,763	761,370
Johnson Outdoors, Inc., Class A	3,300	241,824
Malibu Boats, Inc., Class A*	8,700	275,268
Marine Products Corp.	600	9,630
MCBC Holdings, Inc.*	100	2,038
Nautilus, Inc.*	16,300	275,470
Sturm Ruger & Co., Inc.(x)	10,600	548,020
Vista Outdoor, Inc.*	32,800	752,432

		3,550,140

Media (1.2%)
AMC Entertainment Holdings, Inc., Class A(x)	31,456	462,403
Central European Media Enterprises Ltd., Class A*	43,900	177,795
Daily Journal Corp.(x)*	600	131,166
Entercom Communications Corp., Class A(x)	17,800	203,810
Entravision Communications Corp., Class A	32,600	185,820
Eros International plc(x)*	16,000	228,800
EW Scripps Co. (The), Class A*	34,312	655,702
Gannett Co., Inc.	66,500	598,500
Global Eagle Entertainment, Inc.(x)*	14,000	47,880
Gray Television, Inc.*	35,600	558,920
Hemisphere Media Group, Inc.*	4,700	56,165
IMAX Corp.*	34,100	772,365
Liberty Media Corp.-Liberty Braves, Class C*	18,100	457,387
Liberty Media Corp-Liberty Braves, Class A*	8,000	202,960
Loral Space & Communications, Inc.*	6,896	341,352
MDC Partners, Inc., Class A*	31,500	346,500
Meredith Corp.(x)	21,500	1,193,250
MSG Networks, Inc., Class A*	33,700	714,440
National CineMedia, Inc.	38,023	265,401
New Media Investment Group, Inc.	25,900	383,061
New York Times Co. (The), Class A	71,400	1,399,440
Nexstar Media Group, Inc., Class A	24,906	1,551,644
Reading International, Inc., Class A*	10,200	160,344
Saga Communications, Inc., Class A	2,100	95,760
Salem Media Group, Inc.	200	1,320
Scholastic Corp.	14,860	552,792
Sinclair Broadcast Group, Inc., Class A(x)	42,600	1,365,330
Time, Inc.	58,900	795,150
tronc, Inc.*	15,300	222,309
World Wrestling Entertainment, Inc., Class A(x)	20,400	480,420

		14,608,186

Multiline Retail (0.3%)
Big Lots, Inc.	25,600	1,371,392
Dillard’s, Inc., Class A(x)	8,700	487,809
Fred’s, Inc., Class A(x)	20,315	130,829
JC Penney Co., Inc.(x)*	177,700	677,037
Ollie’s Bargain Outlet Holdings, Inc.*	27,300	1,266,720
Sears Holdings Corp.(x)*	17,600	128,480

		4,062,267

Specialty Retail (2.1%)
Aaron’s, Inc.	37,200	1,623,036
Abercrombie & Fitch Co., Class A	39,300	567,492
American Eagle Outfitters, Inc.	94,800	1,355,640
America’s Car-Mart, Inc.*	4,400	180,950
Asbury Automotive Group, Inc.*	11,442	699,106
Ascena Retail Group, Inc.*	97,562	239,027
At Home Group, Inc.(x)*	6,400	146,176
Barnes & Noble Education, Inc.*	22,975	149,567
Barnes & Noble, Inc.	36,300	275,880
Big 5 Sporting Goods Corp.(x)	10,200	78,030
Boot Barn Holdings, Inc.(x)*	2,400	21,360
Buckle, Inc. (The)(x)	17,889	301,430
Caleres, Inc.	27,663	844,275
Camping World Holdings, Inc., Class A	5,900	240,366
Carvana Co.(x)*	3,800	55,784
Cato Corp. (The), Class A	15,723	208,015
Chico’s FAS, Inc.	80,900	724,055
Children’s Place, Inc. (The)(x)	11,390	1,345,729
Citi Trends, Inc.	8,300	164,921
Conn’s, Inc.(x)*	11,600	326,540
Container Store Group, Inc. (The)*	11,600	48,836
DSW, Inc., Class A	38,100	818,388
Express, Inc.*	47,000	317,720
Finish Line, Inc. (The), Class A	8,513	102,411
Five Below, Inc.*	31,305	1,718,018
Francesca’s Holdings Corp.*	21,900	161,184
Genesco, Inc.*	12,357	328,696
GNC Holdings, Inc., Class A(x)	38,800	342,992
Group 1 Automotive, Inc.	11,937	864,955
Guess?, Inc.	35,400	602,862
Haverty Furniture Cos., Inc.	12,200	319,030
Hibbett Sports, Inc.*	13,155	187,459
Kirkland’s, Inc.*	8,500	97,155
Lithia Motors, Inc., Class A	13,600	1,636,216
Lumber Liquidators Holdings, Inc.*	15,976	622,744
MarineMax, Inc.*	14,200	235,010
Monro, Inc.	17,604	986,704
Office Depot, Inc.	313,000	1,421,020
Party City Holdco, Inc.(x)*	14,200	192,410
Pier 1 Imports, Inc.	46,456	194,651
Rent-A-Center, Inc.(x)	34,103	391,502
Restoration Hardware Holdings, Inc.(x)*	11,443	804,672
Select Comfort Corp.*	24,800	770,040
Shoe Carnival, Inc.	8,100	181,278
Sonic Automotive, Inc., Class A	15,625	318,750
Sportsman’s Warehouse Holdings, Inc.(x)*	6,400	28,864

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Tailored Brands, Inc.(x)	29,451	$425,272
Tile Shop Holdings, Inc.	18,400	233,680
Tilly’s, Inc., Class A	7,200	86,328
Vitamin Shoppe, Inc.*	13,900	74,365
Winmark Corp.	1,300	171,275
Zumiez, Inc.*	12,700	229,870

		24,461,736

Textiles, Apparel & Luxury Goods (0.7%)
Columbia Sportswear Co.	15,468	952,519
Crocs, Inc.*	42,834	415,490
Culp, Inc.	6,200	203,050
Deckers Outdoor Corp.*	19,500	1,333,995
Fossil Group, Inc.(x)*	23,700	221,121
G-III Apparel Group Ltd.(x)*	24,200	702,284
Iconix Brand Group, Inc.*	27,931	158,927
Movado Group, Inc.	9,000	252,000
Oxford Industries, Inc.	8,700	552,798
Perry Ellis International, Inc.*	7,200	170,352
Sequential Brands Group, Inc.*	5,800	17,342
Steven Madden Ltd.*	35,340	1,530,222
Unifi, Inc.*	9,000	320,670
Vera Bradley, Inc.*	16,100	141,841
Wolverine World Wide, Inc.	55,580	1,603,484

		8,576,095

Total Consumer Discretionary		139,513,267

Consumer Staples (2.6%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A(x)*	4,974	776,939
Castle Brands, Inc.*	500	670
Coca-Cola Bottling Co. Consolidated	2,600	560,950
Craft Brew Alliance, Inc.*	5,700	100,035
MGP Ingredients, Inc.(x)	7,100	430,473
National Beverage Corp.	6,700	831,135
Primo Water Corp.*	15,000	177,750

		2,877,952

Food & Staples Retailing (0.5%)
Andersons, Inc. (The)	16,409	562,008
Chefs’ Warehouse, Inc. (The)*	9,000	173,700
Ingles Markets, Inc., Class A	7,600	195,320
Natural Grocers by Vitamin Cottage, Inc.(x)*	9,700	54,126
Performance Food Group Co.*	40,700	1,149,775
PriceSmart, Inc.	11,452	1,022,091
Smart & Final Stores, Inc.*	11,400	89,490
SpartanNash Co.	20,870	550,342
SUPERVALU, Inc.*	21,114	459,230
United Natural Foods, Inc.*	28,488	1,184,815
Village Super Market, Inc., Class A	4,600	113,804
Weis Markets, Inc.	5,551	241,469

		5,796,170

Food Products (1.2%)
Alico, Inc.	600	20,490
Amplify Snack Brands, Inc.(x)*	20,400	144,636
B&G Foods, Inc.(x)	37,700	1,200,745
Calavo Growers, Inc.(x)	8,900	651,480
Cal-Maine Foods, Inc.(x)*	17,384	714,482
Darling Ingredients, Inc.*	94,299	1,652,118
Dean Foods Co.	53,900	586,432
Farmer Brothers Co.*	4,617	151,668
Fresh Del Monte Produce, Inc.	18,504	841,192
Freshpet, Inc.*	13,100	205,015
Hostess Brands, Inc.*	45,800	625,628
J&J Snack Foods Corp.	8,603	1,129,574
John B Sanfilippo & Son, Inc.	4,800	323,088
Lancaster Colony Corp.	10,737	1,289,728
Landec Corp.*	15,400	199,430
Lifeway Foods, Inc.*	12,515	111,384
Limoneira Co.	6,700	155,239
Omega Protein Corp.	12,100	201,465
Sanderson Farms, Inc.	11,493	1,856,350
Seneca Foods Corp., Class A*	5,700	196,650
Snyder’s-Lance, Inc.	45,566	1,737,887
Tootsie Roll Industries, Inc.(x)	14,910	566,580

		14,561,261

Household Products (0.3%)
Central Garden & Pet Co.*	6,000	233,040
Central Garden & Pet Co., Class A*	19,233	715,275
HRG Group, Inc.*	67,100	1,047,432
Oil-Dri Corp. of America	3,000	146,790
Orchids Paper Products Co.(x)	6,800	95,744
WD-40 Co.	8,227	920,601

		3,158,882

Personal Products (0.2%)
elf Beauty, Inc.(x)*	11,000	248,050
Inter Parfums, Inc.	9,100	375,375
Medifast, Inc.	6,000	356,220
Natural Health Trends Corp.(x)	6,800	162,520
Nature’s Sunshine Products, Inc.	600	6,090
Revlon, Inc., Class A(x)*	9,900	243,045
USANA Health Sciences, Inc.*	7,000	403,900

		1,795,200

Tobacco (0.2%)
Turning Point Brands, Inc.*	300	5,100
Universal Corp.	14,153	810,967
Vector Group Ltd.	55,066	1,127,205

		1,943,272

Total Consumer Staples		30,132,737

Energy (3.6%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	36,800	461,840
Atwood Oceanics, Inc.(x)*	43,400	407,526
Basic Energy Services, Inc.*	6,100	117,730
Bristow Group, Inc.(x)	36,980	345,763
C&J Energy Services, Inc.*	26,600	797,202
CARBO Ceramics, Inc.(x)*	20,700	178,641
Diamond Offshore Drilling, Inc.(x)*	37,000	536,500
Dril-Quip, Inc.*	21,700	958,055
Ensco plc, Class A(x)	174,600	1,042,362
Era Group, Inc.*	13,200	147,708
Exterran Corp.*	18,400	581,624
Fairmount Santrol Holdings, Inc.(x)*	53,100	253,818
Forum Energy Technologies, Inc.*	34,400	546,960
Frank’s International NV(x)	11,800	91,096
Geospace Technologies Corp.*	9,500	169,290
Gulf Island Fabrication, Inc.	800	10,160
Helix Energy Solutions Group, Inc.*	79,400	586,766
Independence Contract Drilling, Inc.*	19,200	72,960
Keane Group, Inc.(x)*	20,200	336,936
Key Energy Services, Inc.(x)*	1,300	17,121
Mammoth Energy Services, Inc.(x)*	6,300	106,218
Matrix Service Co.*	17,100	259,920
McDermott International, Inc.*	162,200	1,179,194
Natural Gas Services Group, Inc.*	6,777	192,467
NCS Multistage Holdings, Inc.(x)*	2,000	48,160
Newpark Resources, Inc.*	47,602	476,020
Noble Corp. plc(x)*	139,900	643,540
Oil States International, Inc.*	29,100	737,685
Parker Drilling Co.*	102,229	112,452
PHI, Inc. (Non-Voting)*	9,300	109,368
Pioneer Energy Services Corp.*	40,600	103,530
ProPetro Holding Corp.*	9,300	133,455
RigNet, Inc.*	9,300	159,960
Rowan Cos. plc, Class A*	66,800	858,380
SEACOR Holdings, Inc.*	9,200	424,212

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SEACOR Marine Holdings, Inc.*	14,649	$229,110
Select Energy Services, Inc., Class A*	2,900	46,168
Smart Sand, Inc.(x)*	15,600	105,768
Solaris Oilfield Infrastructure, Inc., Class A*	3,600	62,748
Superior Energy Services, Inc.*	87,200	931,296
Tesco Corp.*	25,900	141,155
TETRA Technologies, Inc.*	80,061	228,974
Unit Corp.*	28,500	586,530
US Silica Holdings, Inc.	53,200	1,652,925

		17,189,293

Oil, Gas & Consumable Fuels (2.1%)
Abraxas Petroleum Corp.*	90,900	170,892
Adams Resources & Energy, Inc.	100	4,150
Approach Resources, Inc.(x)*	9,000	22,590
Arch Coal, Inc., Class A(x)	12,600	903,924
Ardmore Shipping Corp.*	17,600	145,200
Bill Barrett Corp.*	61,902	265,560
Bonanza Creek Energy, Inc.*	11,600	382,684
California Resources Corp.(x)*	39,400	412,124
Callon Petroleum Co.*	108,221	1,216,404
Carrizo Oil & Gas, Inc.(x)*	35,603	609,879
Clean Energy Fuels Corp.*	70,859	175,730
Cloud Peak Energy, Inc.*	10,000	36,600
Contango Oil & Gas Co.*	11,849	59,600
CVR Energy, Inc.(x)	14,000	362,600
Delek US Energy, Inc.	46,447	1,241,528
Denbury Resources, Inc.(x)*	198,900	266,526
DHT Holdings, Inc.	61,500	244,770
Dorian LPG Ltd.*	19,900	135,718
Earthstone Energy, Inc.*	1,400	15,386
Eclipse Resources Corp.*	93,994	234,985
Energy XXI Gulf Coast, Inc.*	16,900	174,746
EP Energy Corp., Class A(x)*	51,500	167,890
Evolution Petroleum Corp.	15,200	109,440
Frontline Ltd.(x)	47,900	289,316
GasLog Ltd.(x)	23,500	410,075
Gener8 Maritime, Inc.*	22,600	101,926
Golar LNG Ltd.(x)	55,100	1,245,811
Green Plains, Inc.(x)	21,700	437,255
Halcon Resources Corp.*	35,600	242,080
Hallador Energy Co.	900	5,148
International Seaways, Inc.*	25,466	501,680
Isramco, Inc.*	1,321	153,236
Jagged Peak Energy, Inc.(x)*	26,200	357,892
Jones Energy, Inc., Class A(x)*	22,765	43,709
Jura Energy Corp.*	690	69
Lilis Energy, Inc.(x)*	3,700	16,539
Matador Resources Co.(x)*	51,100	1,387,365
Midstates Petroleum Co., Inc.*	1,500	23,310
Navios Maritime Acquisition Corp.	24,100	29,402
Nordic American Tankers Ltd.(x)	56,601	302,249
Oasis Petroleum, Inc.*	135,028	1,231,455
Overseas Shipholding Group, Inc., Class A*	16,300	42,869
Pacific Ethanol, Inc.*	22,000	122,100
Panhandle Oil and Gas, Inc., Class A	9,300	221,340
Par Pacific Holdings, Inc.*	17,600	366,080
PDC Energy, Inc.*	37,835	1,855,051
Peabody Energy Corp.*	28,100	815,181
Renewable Energy Group, Inc.(x)*	24,200	294,030
Resolute Energy Corp.(x)*	12,400	368,156
REX American Resources Corp.*	3,600	337,788
Ring Energy, Inc.*	23,700	343,413
Rosehill Resources, Inc.(x)*	400	3,292
Sanchez Energy Corp.(x)*	38,700	186,534
Scorpio Tankers, Inc.	89,700	307,671
SemGroup Corp., Class A	38,200	1,098,250
Ship Finance International Ltd.(x)	36,005	522,073
SRC Energy, Inc.*	154,100	1,490,148
Stone Energy Corp.*	2,800	81,368
Teekay Corp.	56,300	502,759
Teekay Tankers Ltd., Class A	82,757	134,066
Tellurian, Inc.(x)*	9,200	98,256
Ultra Petroleum Corp.(x)*	111,800	969,306
W&T Offshore, Inc.*	66,444	202,654
Westmoreland Coal Co.*	16,000	40,800
WildHorse Resource Development Corp.(x)*	21,000	279,720

		24,820,348

Total Energy		42,009,641

Financials (18.0%)
Banks (10.3%)
1st Source Corp.	9,072	460,858
Access National Corp.	8,897	254,988
ACNB Corp.	3,600	99,720
Allegiance Bancshares, Inc.*	6,700	246,560
American National Bankshares, Inc.	5,100	210,120
Ameris Bancorp	20,854	1,000,992
Ames National Corp.	5,450	162,683
Arrow Financial Corp.	7,010	240,800
Atlantic Capital Bancshares, Inc.*	11,000	199,650
Banc of California, Inc.(x)	27,900	578,925
BancFirst Corp.	9,000	510,750
Banco Latinoamericano de Comercio
Exterior SA, Class E	17,381	511,697
Bancorp, Inc. (The)*	32,500	268,775
BancorpSouth, Inc.	50,000	1,602,500
Bank of Marin Bancorp	3,600	246,600
Bank of NT Butterfield & Son Ltd. (The)	30,800	1,128,512
Bankwell Financial Group, Inc.	3,600	132,984
Banner Corp.	23,000	1,409,440
Bar Harbor Bankshares	8,446	264,867
Berkshire Hills Bancorp, Inc.	19,194	743,768
Blue Hills Bancorp, Inc.	14,100	270,720
Boston Private Financial Holdings, Inc.	46,970	777,354
Bridge Bancorp, Inc.	10,481	355,830
Brookline Bancorp, Inc.	39,977	619,644
Bryn Mawr Bank Corp.	9,280	406,464
BSB Bancorp, Inc.*	5,300	158,735
C&F Financial Corp.	2,000	110,000
Camden National Corp.	8,750	381,850
Capital Bank Financial Corp., Class A(x)	22,836	937,418
Capital City Bank Group, Inc.	7,600	182,476
Capstar Financial Holdings, Inc.*	200	3,916
Carolina Financial Corp.	4,100	147,108
Cathay General Bancorp	41,947	1,686,269
CenterState Bank Corp.	28,093	752,892
Central Pacific Financial Corp.	17,100	550,278
Central Valley Community Bancorp	6,100	136,030
Century Bancorp, Inc., Class A	1,800	144,180
Chemical Financial Corp.	44,794	2,340,933
Chemung Financial Corp.	300	14,130
Citizens & Northern Corp.	7,502	184,249
City Holding Co.	8,450	607,640
CNB Financial Corp.	8,900	243,148
CoBiz Financial, Inc.	21,321	418,744
Codorus Valley Bancorp, Inc.	5,120	157,235
Columbia Banking System, Inc.	33,285	1,401,631
Community Bank System, Inc.	28,102	1,552,636
Community Trust Bancorp, Inc.	8,725	405,713
ConnectOne Bancorp, Inc.	16,200	398,520
County Bancorp, Inc.	500	15,025
CU Bancorp*	9,400	364,485
Customers Bancorp, Inc.*	14,900	486,038

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
CVB Financial Corp.	58,087	$1,403,963
Eagle Bancorp, Inc.*	17,550	1,176,728
Enterprise Bancorp, Inc.	5,600	203,336
Enterprise Financial Services Corp.	12,495	529,163
Equity Bancshares, Inc., Class A*	5,400	192,132
Farmers Capital Bank Corp.	4,700	197,635
Farmers National Banc Corp.	14,800	222,740
FB Financial Corp.(x)*	5,800	218,776
FCB Financial Holdings, Inc., Class A*	24,200	1,168,860
Fidelity Southern Corp.	11,300	267,132
Financial Institutions, Inc.	8,900	256,320
First Bancorp (Nasdaq Stock Exchange)	11,310	389,177
First Bancorp (Quotrix Stock Exchange)*	125,900	644,608
First Bancorp, Inc.	5,519	167,281
First Busey Corp.	21,259	666,682
First Business Financial Services, Inc.	5,400	122,850
First Citizens BancShares, Inc., Class A	4,300	1,607,727
First Commonwealth Financial Corp.	51,113	722,227
First Community Bancshares, Inc.	9,000	261,990
First Connecticut Bancorp, Inc.	8,500	227,375
First Financial Bancorp	35,316	923,513
First Financial Bankshares, Inc.(x)	36,624	1,655,405
First Financial Corp.	5,700	271,320
First Financial Northwest, Inc.	1,200	20,388
First Foundation, Inc.*	15,100	270,139
First Internet Bancorp	4,200	135,660
First Interstate BancSystem, Inc., Class A	13,527	517,408
First Merchants Corp.	23,400	1,004,562
First Mid-Illinois Bancshares, Inc.	5,200	199,680
First Midwest Bancorp, Inc.	65,868	1,542,629
First Northwest Bancorp*	6,800	116,280
First of Long Island Corp. (The)	12,275	373,774
Flushing Financial Corp.	15,942	473,796
Franklin Financial Network, Inc.*	6,600	235,290
Fulton Financial Corp.	99,800	1,871,250
German American Bancorp, Inc.	12,150	462,065
Glacier Bancorp, Inc.	43,714	1,650,641
Great Southern Bancorp, Inc.	6,130	341,135
Great Western Bancorp, Inc.	33,400	1,378,752
Green Bancorp, Inc.*	13,000	307,450
Guaranty Bancorp	10,000	278,000
Guaranty Bancshares, Inc.	100	3,199
Hancock Holding Co.	48,486	2,349,146
Hanmi Financial Corp.	18,000	557,100
HarborOne Bancorp, Inc.*	9,300	174,933
Heartland Financial USA, Inc.	13,400	661,960
Heritage Commerce Corp.	16,500	234,795
Heritage Financial Corp.	17,362	512,179
Hilltop Holdings, Inc.	42,000	1,092,000
Home BancShares, Inc.	97,102	2,448,899
HomeTrust Bancshares, Inc.*	10,100	259,065
Hope Bancorp, Inc.	73,614	1,303,704
Horizon Bancorp	11,300	329,621
IBERIABANK Corp.	29,285	2,405,762
Independent Bank Corp. (Berlin Stock Exchange)	11,700	265,005
Independent Bank Corp. (Nasdaq Stock Exchange)	14,886	1,111,240
Independent Bank Group, Inc.	10,100	609,030
International Bancshares Corp.	31,390	1,258,739
Investors Bancorp, Inc.	168,340	2,296,157
Lakeland Bancorp, Inc.	23,635	482,154
Lakeland Financial Corp.	13,800	672,336
LCNB Corp.	5,600	117,320
LegacyTexas Financial Group, Inc.	25,560	1,020,355
Live Oak Bancshares, Inc.(x)	10,200	239,190
Macatawa Bank Corp.	17,200	176,472
MainSource Financial Group, Inc.	13,281	476,257
MB Financial, Inc.	51,151	2,302,817
MBT Financial Corp.	11,700	128,115
Mercantile Bank Corp.	9,200	321,080
Midland States Bancorp, Inc.	6,200	196,416
MidWestOne Financial Group, Inc.	5,600	189,056
MutualFirst Financial, Inc.	3,200	123,040
National Bank Holdings Corp., Class A	13,800	492,522
National Bankshares, Inc.	4,200	188,790
National Commerce Corp.*	5,500	235,400
NBT Bancorp, Inc.	24,582	902,651
Nicolet Bankshares, Inc.*	2,500	143,825
Northrim BanCorp, Inc.	4,500	157,275
OFG Bancorp	25,800	236,070
Old Line Bancshares, Inc.	5,700	159,600
Old National Bancorp	78,605	1,438,472
Old Second Bancorp, Inc.	17,800	239,410
Opus Bank*	12,400	297,600
Orrstown Financial Services, Inc.	900	22,410
Pacific Continental Corp.	11,930	321,514
Pacific Mercantile Bancorp*	2,500	22,875
Pacific Premier Bancorp, Inc.*	20,393	769,836
Paragon Commercial Corp.*	200	11,292
Park National Corp.	7,648	825,908
Park Sterling Corp.	29,800	370,116
Peapack Gladstone Financial Corp.	9,000	303,660
Penns Woods Bancorp, Inc.	3,300	153,351
Peoples Bancorp, Inc.	9,220	309,700
Peoples Financial Services Corp.	4,200	200,760
People’s Utah Bancorp	7,900	256,355
Preferred Bank	7,000	422,450
Premier Financial Bancorp, Inc.	5,970	130,086
QCR Holdings, Inc.	6,800	309,400
Renasant Corp.	24,681	1,058,815
Republic Bancorp, Inc., Class A	5,700	221,673
Republic First Bancorp, Inc.(x)*	28,800	266,400
S&T Bancorp, Inc.	20,325	804,464
Sandy Spring Bancorp, Inc.	13,551	561,553
Seacoast Banking Corp. of Florida*	32,100	766,869
ServisFirst Bancshares, Inc.	25,200	979,020
Shore Bancshares, Inc.	8,300	138,195
Sierra Bancorp	7,366	199,987
Simmons First National Corp., Class A	16,900	978,510
South State Corp.	15,880	1,429,994
Southern First Bancshares, Inc.*	4,100	149,035
Southern National Bancorp of Virginia, Inc.	7,200	122,328
Southside Bancshares, Inc.	16,089	584,996
Southwest Bancorp, Inc.	10,157	279,825
State Bank Financial Corp.	23,200	664,680
Sterling Bancorp	72,717	1,792,474
Stock Yards Bancorp, Inc.	12,150	461,700
Summit Financial Group, Inc.	5,200	133,432
Sun Bancorp, Inc.	7,060	175,441
Texas Capital Bancshares, Inc.*	28,723	2,464,432
Tompkins Financial Corp.	8,300	714,962
Towne Bank	31,804	1,065,434
TriCo Bancshares	13,016	530,402
TriState Capital Holdings, Inc.*	12,600	288,540
Triumph Bancorp, Inc.*	9,600	309,600
Trustmark Corp.	38,680	1,281,082
UMB Financial Corp.	25,418	1,893,387
Umpqua Holdings Corp.	124,522	2,429,423
Union Bankshares Corp.	24,855	877,382
Union Bankshares, Inc.(x)	2,200	106,480

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
United Bankshares, Inc.	63,173	$2,346,876
United Community Banks, Inc.	39,700	1,133,038
Univest Corp. of Pennsylvania	14,525	464,800
Valley National Bancorp	168,946	2,035,799
Veritex Holdings, Inc.*	7,400	199,504
Washington Trust Bancorp, Inc.	9,900	566,775
WashingtonFirst Bankshares, Inc.	6,150	218,879
WesBanco, Inc.	22,779	934,395
West Bancorporation, Inc.	9,400	229,360
Westamerica Bancorporation(x)	14,174	843,920
Wintrust Financial Corp.	34,912	2,733,958
Xenith Bankshares, Inc.*	4,500	146,250

		119,984,858

Capital Markets (1.3%)
Actua Corp.*	25,000	382,500
Arlington Asset Investment Corp., Class A(x)	19,300	245,689
Artisan Partners Asset Management, Inc., Class A	25,500	831,300
Associated Capital Group, Inc., Class A	3,200	114,240
B. Riley Financial, Inc.	3,274	55,822
Cohen & Steers, Inc.	12,009	474,235
Cowen, Inc.(x)*	16,550	294,590
Diamond Hill Investment Group, Inc.	1,713	363,756
Donnelley Financial Solutions, Inc.*	15,100	325,556
Evercore, Inc., Class A	22,611	1,814,533
Fifth Street Asset Management, Inc.	9,500	37,050
Financial Engines, Inc.	32,600	1,132,850
GAIN Capital Holdings, Inc.	32,200	205,758
GAMCO Investors, Inc., Class A	6,500	193,440
Greenhill & Co., Inc.	15,900	263,940
Houlihan Lokey, Inc.	12,200	477,386
INTL. FCStone, Inc.*	8,600	329,552
Investment Technology Group, Inc.	18,900	418,446
Ladenburg Thalmann Financial Services, Inc.	64,000	184,320
Medley Management, Inc., Class A	2,600	15,990
Moelis & Co., Class A	13,600	585,480
OM Asset Management plc	45,300	675,876
Oppenheimer Holdings, Inc., Class A	5,700	98,895
Piper Jaffray Cos.	8,300	492,605
PJT Partners, Inc., Class A	10,200	390,762
Pzena Investment Management, Inc., Class A	9,711	105,753
Safeguard Scientifics, Inc.*	11,500	153,525
Silvercrest Asset Management Group, Inc., Class A	500	7,275
Stifel Financial Corp.	36,786	1,966,579
Virtu Financial, Inc., Class A(x)	14,500	234,900
Virtus Investment Partners, Inc.	5,978	693,747
Waddell & Reed Financial, Inc., Class A(x)	44,900	901,143
Westwood Holdings Group, Inc.	4,597	309,240
Wins Finance Holdings, Inc.(r)(x)*†	1,200	189,000
WisdomTree Investments, Inc.(x)	68,000	692,240

		15,657,973

Consumer Finance (0.6%)
Encore Capital Group, Inc.(x)*	15,600	691,080
Enova International, Inc.*	19,213	258,415
EZCORP, Inc., Class A*	30,996	294,462
FirstCash, Inc.	27,335	1,726,205
Green Dot Corp., Class A*	25,500	1,264,290
LendingClub Corp.*	186,000	1,132,740
Nelnet, Inc., Class A	11,569	584,235
PRA Group, Inc.*	28,848	826,495
Regional Management Corp.*	6,700	162,207
World Acceptance Corp.*	3,481	288,540

		7,228,669

Diversified Financial Services (0.1%)
FNFV Group*	37,800	648,270
Marlin Business Services Corp.	5,900	169,625
NewStar Financial, Inc.	19,900	233,626
On Deck Capital, Inc.*	48,800	227,896
Tiptree, Inc.	12,800	80,000

		1,359,417

Insurance (2.5%)
Ambac Financial Group, Inc.*	25,900	447,034
American Equity Investment Life Holding Co.	49,493	1,439,256
AMERISAFE, Inc.	10,900	634,380
AmTrust Financial Services, Inc.(x)	48,800	656,848
Argo Group International Holdings Ltd.	16,509	1,015,304
Atlas Financial Holdings, Inc.*	2,100	39,690
Baldwin & Lyons, Inc., Class B	8,123	183,174
Blue Capital Reinsurance Holdings Ltd.	900	14,805
Citizens, Inc.(x)*	29,249	214,980
CNO Financial Group, Inc.	102,901	2,401,709
Crawford & Co., Class B	9,500	113,620
Donegal Group, Inc., Class A	10,844	174,914
eHealth, Inc.*	13,300	317,737
EMC Insurance Group, Inc.	6,400	180,160
Employers Holdings, Inc.	19,701	895,410
Enstar Group Ltd.*	6,488	1,442,607
FBL Financial Group, Inc., Class A	5,600	417,200
Federated National Holding Co.	9,600	149,856
Fidelity & Guaranty Life(x)	10,800	335,340
Genworth Financial, Inc., Class A*	284,700	1,096,095
Global Indemnity Ltd.*	5,100	216,240
Greenlight Capital Re Ltd., Class A*	16,893	365,733
Hallmark Financial Services, Inc.*	2,300	26,703
HCI Group, Inc.(x)	6,200	237,150
Heritage Insurance Holdings, Inc.(x)	17,400	229,854
Horace Mann Educators Corp.	23,037	906,506
Independence Holding Co.	900	22,725
Infinity Property & Casualty Corp.	6,152	579,518
Investors Title Co.	1,100	196,977
James River Group Holdings Ltd.	8,100	335,988
Kemper Corp.	22,800	1,208,400
Kinsale Capital Group, Inc.	6,500	280,605
Maiden Holdings Ltd.	43,061	342,335
MBIA, Inc.(x)*	75,500	656,850
National General Holdings Corp.	27,400	523,614
National Western Life Group, Inc., Class A	1,300	453,700
Navigators Group, Inc. (The)	12,906	753,065
Primerica, Inc.	26,600	2,169,230
RLI Corp.	21,796	1,250,219
Safety Insurance Group, Inc.	8,275	631,383
Selective Insurance Group, Inc.	32,632	1,757,233
State Auto Financial Corp.	9,234	242,208
State National Cos., Inc.	17,500	367,325
Stewart Information Services Corp.	12,627	476,796
Third Point Reinsurance Ltd.*	37,900	591,240
Trupanion, Inc.(x)*	11,800	311,638
United Fire Group, Inc.	12,364	566,518
United Insurance Holdings Corp.(x)	15,200	247,760
Universal Insurance Holdings, Inc.(x)	17,900	411,700
WMIH Corp.*	121,800	115,710

		28,645,042

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
AG Mortgage Investment Trust, Inc. (REIT)	15,500	298,220
Anworth Mortgage Asset Corp. (REIT)	54,911	330,015

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Apollo Commercial Real Estate Finance, Inc. (REIT)	64,007	$1,159,167
Ares Commercial Real Estate Corp. (REIT)	16,400	218,284
ARMOUR Residential REIT, Inc. (REIT)	21,102	567,637
Capstead Mortgage Corp. (REIT)	54,837	529,177
CYS Investments, Inc. (REIT)	85,675	740,232
Dynex Capital, Inc. (REIT)	32,700	237,729
Great Ajax Corp. (REIT)	10,700	150,763
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	27,900	679,923
Invesco Mortgage Capital, Inc. (REIT)	64,594	1,106,495
Ladder Capital Corp. (REIT)	40,382	556,464
MTGE Investment Corp. (REIT)	26,374	511,656
New York Mortgage Trust, Inc. (REIT)(x)	63,100	388,065
Orchid Island Capital, Inc. (REIT)(x)	28,300	288,377
Owens Realty Mortgage, Inc. (REIT)	6,400	116,544
PennyMac Mortgage Investment Trust (REIT)	42,545	739,858
Redwood Trust, Inc. (REIT)	43,791	713,355
Resource Capital Corp. (REIT)	21,848	235,521
Western Asset Mortgage Capital Corp. (REIT)	22,400	234,528

		9,802,010

Thrifts & Mortgage Finance (2.4%)
Astoria Financial Corp.	52,853	1,136,340
Bank Mutual Corp.	24,400	247,660
BankFinancial Corp.	10,021	159,234
Bear State Financial, Inc.	10,400	106,704
Beneficial Bancorp, Inc.	40,338	669,611
BofI Holding, Inc.(x)*	34,400	979,368
Capitol Federal Financial, Inc.	78,400	1,152,480
Charter Financial Corp.	9,700	179,741
Clifton Bancorp, Inc.	12,104	202,379
Dime Community Bancshares, Inc.	17,901	384,872
ESSA Bancorp, Inc.	900	14,130
Essent Group Ltd.*	42,200	1,709,100
Federal Agricultural Mortgage Corp., Class C	4,300	312,782
First Defiance Financial Corp.	5,100	267,699
Flagstar Bancorp, Inc.*	12,000	425,760
Hingham Institution for Savings	900	171,243
Home Bancorp, Inc.	3,900	163,098
HomeStreet, Inc.*	14,700	396,900
Impac Mortgage Holdings, Inc.(x)*	3,300	43,098
Kearny Financial Corp.	52,835	811,017
LendingTree, Inc.*	3,600	880,020
Meridian Bancorp, Inc.	31,000	578,150
Meta Financial Group, Inc.	4,700	368,480
MGIC Investment Corp.*	212,087	2,657,449
Nationstar Mortgage Holdings, Inc.*	16,600	308,262
NMI Holdings, Inc., Class A*	27,300	338,520
Northfield Bancorp, Inc.	24,183	419,575
Northwest Bancshares, Inc.	55,110	951,750
OceanFirst Financial Corp.	14,800	406,852
Ocwen Financial Corp.(x)*	175,200	602,688
Oritani Financial Corp.	22,150	372,120
PennyMac Financial Services, Inc., Class A*	13,300	236,740
PHH Corp.*	29,115	405,572
Provident Financial Holdings, Inc.	1,000	19,600
Provident Financial Services, Inc.	38,216	1,019,221
Radian Group, Inc.	123,600	2,310,083
SI Financial Group, Inc.	6,900	103,155
Southern Missouri Bancorp, Inc.	4,600	167,854
Territorial Bancorp, Inc.	6,195	195,576
TrustCo Bank Corp.	52,454	466,841
United Community Financial Corp.	27,500	264,000
United Financial Bancorp, Inc.	28,760	526,020
Walker & Dunlop, Inc.*	15,845	829,169
Washington Federal, Inc.	52,200	1,756,530
Waterstone Financial, Inc.	14,600	284,700
Western New England Bancorp, Inc.	17,200	187,480
WSFS Financial Corp.	17,400	848,250

		27,037,873

Total Financials		209,715,842

Health Care (15.3%)
Biotechnology (6.1%)
Abeona Therapeutics, Inc.(x)*	1,900	32,395
Acceleron Pharma, Inc.*	15,500	578,460
Achaogen, Inc.(x)*	16,600	264,770
Achillion Pharmaceuticals, Inc.*	59,900	268,951
Acorda Therapeutics, Inc.*	25,135	594,443
Adamas Pharmaceuticals, Inc.(x)*	12,200	258,274
Aduro Biotech, Inc.*	24,000	255,600
Advaxis, Inc.(x)*	35,600	148,808
Agenus, Inc.(x)*	62,200	274,302
Aimmune Therapeutics, Inc.(x)*	16,400	406,556
Akebia Therapeutics, Inc.*	20,600	405,202
Alder Biopharmaceuticals, Inc.*	26,500	324,625
AMAG Pharmaceuticals, Inc.(x)*	19,200	354,240
Amicus Therapeutics, Inc.(x)*	82,200	1,239,576
AnaptysBio, Inc.*	3,200	111,840
Anavex Life Sciences Corp.(x)*	26,200	108,468
Ardelyx, Inc.*	24,200	135,520
Arena Pharmaceuticals, Inc.*	14,033	357,842
Array BioPharma, Inc.*	96,519	1,187,184
Asterias Biotherapeutics, Inc.(x)*	8,300	28,220
Atara Biotherapeutics, Inc.(x)*	15,100	249,905
Athersys, Inc.(x)*	52,100	107,326
Audentes Therapeutics, Inc.*	7,800	218,478
Avexis, Inc.*	14,000	1,354,220
Axovant Sciences Ltd.(x)*	14,800	101,824
Bellicum Pharmaceuticals, Inc.(x)*	18,400	212,520
BioCryst Pharmaceuticals, Inc.*	49,200	257,808
Biohaven Pharmaceutical Holding Co. Ltd.*	2,600	97,188
BioSpecifics Technologies Corp.*	3,700	172,124
BioTime, Inc.(x)*	50,000	142,000
Bluebird Bio, Inc.*	25,600	3,516,159
Blueprint Medicines Corp.*	22,200	1,546,674
Calithera Biosciences, Inc.*	8,900	140,175
Cara Therapeutics, Inc.(x)*	25,400	347,726
Cascadian Therapeutics, Inc.*	3,400	13,906
Catalyst Pharmaceuticals, Inc.*	5,900	14,868
Celldex Therapeutics, Inc.*	86,778	248,185
ChemoCentryx, Inc.*	24,400	181,048
Chimerix, Inc.*	34,700	182,175
Clovis Oncology, Inc.*	24,700	2,035,280
Coherus Biosciences, Inc.(x)*	19,400	258,990
Conatus Pharmaceuticals, Inc.(x)*	5,100	27,999
Concert Pharmaceuticals, Inc.*	11,000	162,250
Corbus Pharmaceuticals Holdings, Inc.(x)*	5,500	39,325
Corvus Pharmaceuticals, Inc.*	13,100	208,814
Curis, Inc.*	75,300	112,197
Cytokinetics, Inc.*	20,700	300,150
CytomX Therapeutics, Inc.*	14,400	261,648
Dynavax Technologies Corp.(x)*	36,850	792,275
Eagle Pharmaceuticals, Inc.(x)*	4,800	286,272
Edge Therapeutics, Inc.(x)*	5,100	54,723
Editas Medicine, Inc.(x)*	18,800	451,388
Emergent BioSolutions, Inc.*	18,600	752,370
Enanta Pharmaceuticals, Inc.*	5,100	238,680
Epizyme, Inc.*	21,600	411,480

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Esperion Therapeutics, Inc.*	8,200	$410,984
Exact Sciences Corp.*	60,700	2,860,184
Fate Therapeutics, Inc.*	2,000	7,920
FibroGen, Inc.*	40,400	2,173,520
Five Prime Therapeutics, Inc.*	15,500	634,105
Flexion Therapeutics, Inc.(x)*	14,400	348,192
Fortress Biotech, Inc.(x)*	6,700	29,614
Foundation Medicine, Inc.(x)*	7,700	309,540
Genocea Biosciences, Inc.(x)*	2,000	2,920
Genomic Health, Inc.*	11,412	366,211
Geron Corp.(x)*	87,611	190,992
Global Blood Therapeutics, Inc.*	21,100	655,155
Halozyme Therapeutics, Inc.(x)*	62,535	1,086,233
Heron Therapeutics, Inc.(x)*	24,000	387,600
Idera Pharmaceuticals, Inc.(x)*	73,500	163,905
Ignyta, Inc.*	31,900	393,965
Immune Design Corp.*	10,200	105,570
ImmunoGen, Inc.(x)*	55,068	421,270
Immunomedics, Inc.(x)*	55,900	781,482
Inovio Pharmaceuticals, Inc.(x)*	40,300	255,502
Insmed, Inc.*	36,100	1,126,681
Insys Therapeutics, Inc.(x)*	20,100	178,488
Intellia Therapeutics, Inc.*	14,300	355,355
Invitae Corp.(x)*	21,200	198,644
Iovance Biotherapeutics, Inc.*	37,800	292,950
Ironwood Pharmaceuticals, Inc.(x)*	74,200	1,170,134
Jounce Therapeutics, Inc.*	7,700	119,966
Karyopharm Therapeutics, Inc.*	23,500	258,030
Keryx Biopharmaceuticals, Inc.*	41,000	291,100
Kindred Biosciences, Inc.*	1,600	12,560
Kite Pharma, Inc.*	27,950	5,025,689
Kura Oncology, Inc.(x)*	500	7,475
La Jolla Pharmaceutical Co.*	8,900	309,542
Lexicon Pharmaceuticals, Inc.(x)*	23,911	293,866
Ligand Pharmaceuticals, Inc.(x)*	10,926	1,487,575
Loxo Oncology, Inc.*	11,500	1,059,380
MacroGenics, Inc.*	18,300	338,184
Madrigal Pharmaceuticals, Inc.(x)*	300	13,494
Matinas BioPharma Holdings, Inc.(x)*	8,200	10,824
MediciNova, Inc.(x)*	3,500	22,295
Merrimack Pharmaceuticals, Inc.(x)	7,949	115,578
MiMedx Group, Inc.(x)*	57,000	677,160
Minerva Neurosciences, Inc.*	17,000	129,200
Miragen Therapeutics, Inc.*	400	3,660
Momenta Pharmaceuticals, Inc.*	37,328	690,568
Myriad Genetics, Inc.*	39,200	1,418,256
NantKwest, Inc.(x)*	35,700	195,636
Natera, Inc.*	19,300	248,777
NewLink Genetics Corp.(x)*	30,100	306,418
Novavax, Inc.(x)*	158,859	181,099
Novelion Therapeutics, Inc.*	700	4,921
Nymox Pharmaceutical Corp.*	1,300	4,966
Organovo Holdings, Inc.(x)*	69,850	155,067
Otonomy, Inc.*	14,500	47,125
Ovid therapeutics, Inc.*	800	6,856
PDL BioPharma, Inc.*	90,127	305,531
Pieris Pharmaceuticals, Inc.*	6,500	37,440
Portola Pharmaceuticals, Inc.*	28,300	1,529,049
Progenics Pharmaceuticals, Inc.*	39,900	293,664
Protagonist Therapeutics, Inc.(x)*	4,100	72,447
Prothena Corp. plc(x)*	25,700	1,664,589
PTC Therapeutics, Inc.*	19,100	382,191
Puma Biotechnology, Inc.*	16,000	1,916,000
Ra Pharmaceuticals, Inc.*	7,600	110,960
Radius Health, Inc.(x)*	25,500	983,025
Recro Pharma, Inc.*	1,700	15,266
REGENXBIO, Inc.*	11,600	382,220
Repligen Corp.*	19,500	747,240
Retrophin, Inc.*	19,700	490,333
Rigel Pharmaceuticals, Inc.*	83,240	211,430
Sage Therapeutics, Inc.*	19,800	1,233,540
Sangamo Therapeutics, Inc.*	43,100	646,500
Sarepta Therapeutics, Inc.*	28,900	1,310,904
Selecta Biosciences, Inc.*	2,800	51,100
Seres Therapeutics, Inc.(x)*	18,000	288,720
Spark Therapeutics, Inc.*	16,069	1,432,712
Spectrum Pharmaceuticals, Inc.*	43,065	605,925
Stemline Therapeutics, Inc.(x)*	16,200	179,820
Strongbridge Biopharma plc*	600	4,140
Syndax Pharmaceuticals, Inc.*	5,500	64,350
Synergy Pharmaceuticals, Inc.(x)*	116,000	336,400
Syros Pharmaceuticals, Inc.*	1,500	22,080
TG Therapeutics, Inc.(x)*	27,800	329,430
Tocagen, Inc.*	1,300	16,198
Trevena, Inc.*	39,300	100,215
Ultragenyx Pharmaceutical, Inc.*	22,100	1,177,046
Vanda Pharmaceuticals, Inc.*	39,200	701,680
VBI Vaccines, Inc.*	1,000	3,850
Veracyte, Inc.*	5,100	44,727
Versartis, Inc.*	18,000	44,100
Voyager Therapeutics, Inc.*	7,500	154,425
vTv Therapeutics, Inc., Class A*	300	1,794
XBiotech, Inc.(x)*	24,900	108,813
Xencor, Inc.*	23,800	545,496
ZIOPHARM Oncology, Inc.(x)*	72,925	447,760

		70,168,919

Health Care Equipment & Supplies (3.6%)
Abaxis, Inc.	12,912	576,521
Accuray, Inc.(x)*	47,047	188,188
Analogic Corp.	7,116	595,965
AngioDynamics, Inc.*	16,200	276,858
Anika Therapeutics, Inc.*	7,500	435,000
Antares Pharma, Inc.*	12,300	39,852
AtriCure, Inc.*	18,000	402,660
Atrion Corp.	800	537,600
AxoGen, Inc.*	15,100	292,185
Cantel Medical Corp.	20,575	1,937,548
Cardiovascular Systems, Inc.*	18,300	515,145
Cerus Corp.*	72,800	198,744
ConforMIS, Inc.(x)*	26,800	94,336
CONMED Corp.	15,787	828,344
Corindus Vascular Robotics, Inc.(x)*	21,400	32,528
CryoLife, Inc.*	18,068	410,144
Cutera, Inc.*	9,100	376,285
Endologix, Inc.(x)*	58,000	258,680
Entellus Medical, Inc.(x)*	6,000	110,760
Exactech, Inc.*	5,600	184,520
FONAR Corp.*	600	18,300
GenMark Diagnostics, Inc.*	22,700	218,601
Glaukos Corp.(x)*	16,400	541,200
Globus Medical, Inc., Class A*	40,200	1,194,744
Haemonetics Corp.*	29,408	1,319,537
Halyard Health, Inc.*	26,300	1,184,289
Heska Corp.*	3,200	281,888
ICU Medical, Inc.*	8,445	1,569,503
Inogen, Inc.*	9,400	893,940
Insulet Corp.*	33,078	1,821,936
Integer Holdings Corp.*	17,518	896,046
Integra LifeSciences Holdings Corp.*	34,088	1,720,762
Invacare Corp.(x)	18,500	291,375
iRhythm Technologies, Inc.*	10,200	529,176
K2M Group Holdings, Inc.*	23,200	492,072
Lantheus Holdings, Inc.*	6,300	112,140
LeMaitre Vascular, Inc.	7,800	291,876
LivaNova plc*	27,800	1,947,668
Masimo Corp.*	27,838	2,409,657
Meridian Bioscience, Inc.	25,677	367,181
Merit Medical Systems, Inc.*	33,607	1,423,256

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Natus Medical, Inc.*	19,400	$727,500
Neogen Corp.*	20,867	1,616,358
Nevro Corp.*	15,900	1,444,992
Novocure Ltd.*	28,600	567,710
NuVasive, Inc.*	28,409	1,575,563
NxStage Medical, Inc.*	35,350	975,660
Obalon Therapeutics, Inc.(x)*	1,600	15,248
OraSure Technologies, Inc.*	31,086	699,435
Orthofix International NV*	10,000	472,500
Oxford Immunotec Global plc*	13,700	230,160
Penumbra, Inc.*	15,900	1,435,770
Pulse Biosciences, Inc.(x)*	1,800	33,498
Quidel Corp.*	15,400	675,444
Quotient Ltd.*	1,500	7,395
Rockwell Medical, Inc.(x)*	35,200	301,312
RTI Surgical, Inc.*	37,449	170,393
Sientra, Inc.(x)*	1,900	29,260
STAAR Surgical Co.*	23,200	288,840
Surmodics, Inc.*	7,821	242,451
Tactile Systems Technology, Inc.(x)*	4,500	139,275
Utah Medical Products, Inc.	2,300	169,165
Varex Imaging Corp.*	21,600	730,944
ViewRay, Inc.(x)*	33,700	194,112
Viveve Medical, Inc.(x)*	1,700	8,908
Wright Medical Group NV*	59,833	1,547,880

		42,116,783

Health Care Providers & Services (2.0%)
AAC Holdings, Inc.(x)*	12,400	123,132
Aceto Corp.	16,600	186,418
Addus HomeCare Corp.*	4,300	151,790
Almost Family, Inc.*	6,300	338,310
Amedisys, Inc.*	15,634	874,879
American Renal Associates Holdings, Inc.(x)*	7,500	112,275
AMN Healthcare Services, Inc.*	27,200	1,243,040
BioScrip, Inc.(x)*	86,000	236,500
BioTelemetry, Inc.*	14,500	478,500
Capital Senior Living Corp.(x)*	16,100	202,055
Chemed Corp.	9,290	1,877,044
Civitas Solutions, Inc.*	10,000	184,500
Community Health Systems, Inc.(x)*	62,400	479,232
CorVel Corp.*	7,600	413,440
Cross Country Healthcare, Inc.*	19,895	283,106
Diplomat Pharmacy, Inc.*	25,900	536,389
Ensign Group, Inc. (The)	28,800	650,592
Genesis Healthcare, Inc.(x)*	45,600	52,896
HealthEquity, Inc.*	28,500	1,441,530
HealthSouth Corp.	50,806	2,354,857
Kindred Healthcare, Inc.	45,502	309,414
Landauer, Inc.	5,400	363,420
LHC Group, Inc.*	8,643	612,962
Magellan Health, Inc.*	13,815	1,192,235
Molina Healthcare, Inc.(x)*	24,510	1,685,307
National HealthCare Corp.	7,200	450,504
National Research Corp., Class A	7,325	276,153
Owens & Minor, Inc.#	35,800	1,045,360
PharMerica Corp.*	19,000	556,700
Providence Service Corp. (The)*	6,723	363,580
R1 RCM, Inc.(x)*	6,200	23,002
RadNet, Inc.*	24,800	286,440
Select Medical Holdings Corp.*	59,303	1,138,618
Surgery Partners, Inc.(x)*	12,300	127,305
Teladoc, Inc.(x)*	30,800	1,021,020
Tenet Healthcare Corp.(x)*	46,600	765,638
Tivity Health, Inc.*	18,947	773,038
Triple-S Management Corp., Class B*	13,836	327,636
US Physical Therapy, Inc.	6,907	424,435

		23,963,252

Health Care Technology (0.8%)
Allscripts Healthcare Solutions, Inc.*	104,000	1,479,920
Castlight Health, Inc., Class B(x)*	43,750	188,125
Computer Programs & Systems, Inc.(x)	7,602	224,639
Cotiviti Holdings, Inc.*	15,200	546,896
Evolent Health, Inc., Class A(x)*	22,100	393,380
HealthStream, Inc.*	13,000	303,810
HMS Holdings Corp.*	50,429	1,001,520
Inovalon Holdings, Inc., Class A(x)*	35,900	612,095
Medidata Solutions, Inc.*	31,600	2,466,696
NantHealth, Inc.(x)*	19,400	79,928
Omnicell, Inc.*	21,055	1,074,858
Quality Systems, Inc.*	30,276	476,241
Simulations Plus, Inc.	500	7,750
Tabula Rasa HealthCare, Inc.*	2,000	53,480
Vocera Communications, Inc.*	15,700	492,509

		9,401,847

Life Sciences Tools & Services (0.8%)
Accelerate Diagnostics, Inc.(x)*	13,100	294,095
Cambrex Corp.*	19,500	1,072,500
Enzo Biochem, Inc.*	22,800	238,716
Fluidigm Corp.*	21,000	105,840
INC Research Holdings, Inc., Class A*	31,300	1,636,990
Luminex Corp.	21,519	437,481
Medpace Holdings, Inc.*	10,200	325,380
NanoString Technologies, Inc.*	13,100	211,696
NeoGenomics, Inc.*	30,400	338,352
Pacific Biosciences of California, Inc.(x)*	50,800	266,700
PAREXEL International Corp.*	30,137	2,654,467
PRA Health Sciences, Inc.*	28,159	2,144,871

		9,727,088

Pharmaceuticals (2.0%)
Aclaris Therapeutics, Inc.*	10,800	278,748
Aerie Pharmaceuticals, Inc.(x)*	16,600	806,760
Amphastar Pharmaceuticals, Inc.*	20,400	364,548
ANI Pharmaceuticals, Inc.*	5,250	275,573
Aratana Therapeutics, Inc.(x)*	28,850	176,851
Assembly Biosciences, Inc.*	900	31,428
Catalent, Inc.*	72,079	2,877,393
Cempra, Inc.*	42,300	137,475
Clearside Biomedical, Inc.(x)*	6,300	55,062
Collegium Pharmaceutical, Inc.(x)*	21,500	225,535
Corcept Therapeutics, Inc.*	68,300	1,318,190
Corium International, Inc.*	2,700	29,916
Depomed, Inc.*	34,300	198,597
Dermira, Inc.*	27,400	739,800
Durect Corp.*	24,900	44,073
Horizon Pharma plc*	91,200	1,156,416
Impax Laboratories, Inc.*	43,766	888,450
Innoviva, Inc.(x)*	47,500	670,700
Intersect ENT, Inc.*	14,000	436,100
Intra-Cellular Therapies, Inc.*	19,400	306,132
Lannett Co., Inc.(x)*	14,800	273,060
Medicines Co. (The)(x)*	38,687	1,432,966
MyoKardia, Inc.*	9,000	385,650
Nektar Therapeutics*	80,386	1,929,263
Neos Therapeutics, Inc.(x)*	14,300	130,845
Ocular Therapeutix, Inc.(x)*	25,500	157,590
Omeros Corp.(x)*	23,200	501,584
Pacira Pharmaceuticals, Inc.*	20,600	773,530
Paratek Pharmaceuticals, Inc.*	11,100	278,610
Phibro Animal Health Corp., Class A	10,050	372,353
Prestige Brands Holdings, Inc.*	29,800	1,492,682
Reata Pharmaceuticals, Inc., Class A*	8,200	255,020
Revance Therapeutics, Inc.(x)*	13,600	374,680

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SciClone Pharmaceuticals, Inc.*	24,900	$278,880
Sucampo Pharmaceuticals, Inc., Class A(x)*	22,700	267,860
Supernus Pharmaceuticals, Inc.*	26,500	1,060,000
Teligent, Inc.(x)*	31,200	209,352
Tetraphase Pharmaceuticals, Inc.*	29,200	199,728
TherapeuticsMD, Inc.(x)*	94,600	500,434
Theravance Biopharma, Inc.(x)*	23,000	787,520
WaVe Life Sciences Ltd.*	9,600	208,800
Zogenix, Inc.*	15,312	536,686
Zynerba Pharmaceuticals, Inc.(x)*	3,500	29,260

		23,454,100

Total Health Care		178,831,989

Industrials (14.9%)
Aerospace & Defense (1.5%)
AAR Corp.	19,012	718,273
Aerojet Rocketdyne Holdings, Inc.*	34,200	1,197,342
Aerovironment, Inc.*	11,621	628,929
Astronics Corp.*	11,100	330,225
Axon Enterprise, Inc.(x)*	33,600	761,712
Cubic Corp.	14,486	738,786
Curtiss-Wright Corp.	25,417	2,657,093
DigitalGlobe, Inc.*	35,865	1,264,241
Ducommun, Inc.*	5,800	185,890
Engility Holdings, Inc.*	10,300	357,204
Esterline Technologies Corp.*	16,987	1,531,378
KeyW Holding Corp. (The)(x)*	22,600	171,986
KLX, Inc.*	29,800	1,577,314
Kratos Defense & Security Solutions, Inc.*	38,500	503,580
Mercury Systems, Inc.*	27,100	1,405,948
Moog, Inc., Class A*	18,353	1,531,191
National Presto Industries, Inc.(x)	2,800	298,060
Sparton Corp.*	4,800	111,408
Triumph Group, Inc.	27,900	830,025
Vectrus, Inc.*	7,200	222,048

		17,022,633

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	29,400	715,596
Atlas Air Worldwide Holdings, Inc.*	14,327	942,717
Echo Global Logistics, Inc.*	16,500	311,025
Forward Air Corp.	17,140	980,922
Hub Group, Inc., Class A*	19,033	817,467
Park-Ohio Holdings Corp.	5,000	228,000
Radiant Logistics, Inc.*	31,700	168,327

		4,164,054

Airlines (0.3%)
Allegiant Travel Co.	7,577	997,891
Hawaiian Holdings, Inc.*	30,300	1,137,765
SkyWest, Inc.	29,400	1,290,660

		3,426,316

Building Products (1.2%)
AAON, Inc.	23,200	799,820
Advanced Drainage Systems, Inc.	19,000	384,750
American Woodmark Corp.*	7,900	760,375
Apogee Enterprises, Inc.	15,900	767,334
Armstrong Flooring, Inc.*	13,400	211,050
Builders FirstSource, Inc.*	47,400	852,726
Caesarstone Ltd.*	13,500	402,300
Continental Building Products, Inc.*	20,200	525,200
CSW Industrials, Inc.*	8,300	368,105
Gibraltar Industries, Inc.*	18,200	566,930
Griffon Corp.	17,543	389,455
Insteel Industries, Inc.	10,300	268,933
JELD-WEN Holding, Inc.*	31,226	1,109,148
Masonite International Corp.*	17,000	1,176,399
NCI Building Systems, Inc.*	15,600	243,360
Patrick Industries, Inc.*	9,150	769,515
PGT Innovations, Inc.*	32,300	482,885
Ply Gem Holdings, Inc.*	11,100	189,255
Quanex Building Products Corp.	18,867	432,998
Simpson Manufacturing Co., Inc.	23,819	1,168,084
Trex Co., Inc.*	16,700	1,504,168
Universal Forest Products, Inc.	11,354	1,114,509

		14,487,299

Commercial Services & Supplies (2.5%)
ABM Industries, Inc.	32,032	1,336,055
ACCO Brands Corp.*	60,986	725,733
Advanced Disposal Services, Inc.*	12,900	324,951
Aqua Metals, Inc.(x)*	17,200	117,820
ARC Document Solutions, Inc.*	4,100	16,769
Brady Corp., Class A	26,641	1,011,026
Brink’s Co. (The)	25,900	2,182,074
Casella Waste Systems, Inc., Class A*	22,200	417,360
CECO Environmental Corp.	16,800	142,128
CompX International, Inc.	100	1,525
Covanta Holding Corp.	67,100	996,435
Deluxe Corp.	28,061	2,047,331
Ennis, Inc.	14,356	282,095
Essendant, Inc.	23,472	309,126
Healthcare Services Group, Inc.	39,669	2,140,935
Heritage-Crystal Clean, Inc.*	8,500	184,875
Herman Miller, Inc.	34,391	1,234,637
HNI Corp.	26,041	1,079,920
Hudson Technologies, Inc.*	3,300	25,773
InnerWorkings, Inc.*	22,100	248,625
Interface, Inc.	40,298	882,526
Kimball International, Inc., Class B	21,300	421,101
Knoll, Inc.	26,658	533,160
LSC Communications, Inc.	19,100	315,341
Matthews International Corp., Class A	18,359	1,142,848
McGrath RentCorp	13,445	588,219
Mobile Mini, Inc.	24,495	843,853
MSA Safety, Inc.	17,807	1,415,835
Multi-Color Corp.	7,800	639,210
NL Industries, Inc.*	8,245	75,442
Quad/Graphics, Inc.	16,400	370,804
RR Donnelley & Sons Co.	40,200	414,060
SP Plus Corp.*	10,000	395,000
Steelcase, Inc., Class A	47,672	734,149
Team, Inc.(x)*	16,600	221,610
Tetra Tech, Inc.#	33,537	1,561,147
UniFirst Corp.	8,705	1,318,808
US Ecology, Inc.	12,300	661,740
Viad Corp.	11,124	677,452
VSE Corp.	4,500	255,870
West Corp.	24,800	582,056

		28,875,424

Construction & Engineering (1.2%)
Aegion Corp.*	22,362	520,587
Ameresco, Inc., Class A*	4,200	32,760
Argan, Inc.	7,200	484,200
Chicago Bridge & Iron Co. NV(x)	57,700	969,360
Comfort Systems USA, Inc.	20,743	740,525
Dycom Industries, Inc.(x)*	17,516	1,504,274
EMCOR Group, Inc.	34,599	2,400,479
Granite Construction, Inc.	23,573	1,366,055
Great Lakes Dredge & Dock Corp.*	37,400	181,390
HC2 Holdings, Inc.*	23,800	125,664
IES Holdings, Inc.*	5,400	93,420
KBR, Inc.	82,500	1,475,100
Layne Christensen Co.*	13,500	169,425
MasTec, Inc.*	38,062	1,766,077
MYR Group, Inc.*	8,400	244,776
Northwest Pipe Co.(x)*	500	9,510

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
NV5 Global, Inc.*	4,700	$256,855
Orion Group Holdings, Inc.*	19,100	125,296
Primoris Services Corp.	21,700	638,414
Sterling Construction Co., Inc.*	1,700	25,891
Tutor Perini Corp.*	23,995	681,458

		13,811,516

Electrical Equipment (0.6%)
Allied Motion Technologies, Inc.	1,500	38,010
Atkore International Group, Inc.*	18,800	366,788
AZZ, Inc.	14,586	710,338
Babcock & Wilcox Enterprises, Inc.*	25,900	86,247
Encore Wire Corp.	11,628	520,644
Energous Corp.(x)*	15,600	197,496
EnerSys	25,039	1,731,948
Generac Holdings, Inc.*	35,400	1,625,922
General Cable Corp.	27,800	524,030
LSI Industries, Inc.	16,800	111,048
Plug Power, Inc.(x)*	60,200	157,122
Powell Industries, Inc.	4,800	143,952
Preformed Line Products Co.	300	20,190
Revolution Lighting Technologies, Inc.(x)*	1,000	6,500
Sunrun, Inc.(x)*	47,300	262,515
Thermon Group Holdings, Inc.*	18,400	331,016
TPI Composites, Inc.*	8,500	189,890
Vicor Corp.*	8,500	200,600
Vivint Solar, Inc.(x)*	60,100	204,340

		7,428,596

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	20,826	674,762

Machinery (3.6%)
Actuant Corp., Class A	32,513	832,333
Alamo Group, Inc.	5,400	579,798
Albany International Corp., Class A	16,391	940,843
Altra Industrial Motion Corp.	14,500	697,450
American Railcar Industries, Inc.(x)	4,800	185,280
Astec Industries, Inc.	10,543	590,513
Barnes Group, Inc.	29,106	2,050,228
Blue Bird Corp.*	5,700	117,420
Briggs & Stratton Corp.	24,344	572,084
Chart Industries, Inc.*	19,421	761,886
CIRCOR International, Inc.	9,509	517,575
Columbus McKinnon Corp.	11,100	420,357
Commercial Vehicle Group, Inc.*	2,700	19,845
DMC Global, Inc.	8,900	150,410
Douglas Dynamics, Inc.	12,500	492,500
Eastern Co. (The)	300	8,610
Energy Recovery, Inc.(x)*	26,900	212,510
EnPro Industries, Inc.	12,954	1,043,186
ESCO Technologies, Inc.	14,552	872,392
ExOne Co. (The)(x)*	4,400	49,984
Federal Signal Corp.	34,400	732,032
Franklin Electric Co., Inc.	26,452	1,186,372
FreightCar America, Inc.	10,700	209,292
Gencor Industries, Inc.*	1,500	26,475
Global Brass & Copper Holdings, Inc.	12,000	405,600
Gorman-Rupp Co. (The)	10,137	330,162
Graham Corp.	6,700	139,561
Greenbrier Cos., Inc. (The)(x)	16,300	784,845
Hardinge, Inc.	1,200	18,324
Harsco Corp.*	46,500	971,850
Hillenbrand, Inc.	35,200	1,367,520
Hurco Cos., Inc.	3,800	158,080
Hyster-Yale Materials Handling, Inc.	5,700	435,708
John Bean Technologies Corp.	18,031	1,822,934
Kadant, Inc.	6,200	611,010
Kennametal, Inc.	44,700	1,803,198
LB Foster Co., Class A*	500	11,375
Lindsay Corp.	6,075	558,293
Lydall, Inc.*	9,500	544,350
Manitowoc Co., Inc. (The)*	71,900	647,100
Meritor, Inc.*	47,235	1,228,582
Milacron Holdings Corp.*	25,700	433,302
Miller Industries, Inc.	6,600	184,470
Mueller Industries, Inc.	32,514	1,136,364
Mueller Water Products, Inc., Class A	89,493	1,145,510
Navistar International Corp.*	28,600	1,260,402
NN, Inc.	15,100	437,900
Omega Flex, Inc.	1,300	93,392
Proto Labs, Inc.*	13,900	1,116,170
RBC Bearings, Inc.*	12,700	1,589,405
REV Group, Inc.	4,400	126,544
Rexnord Corp.*	59,600	1,514,436
Spartan Motors, Inc.	20,800	229,840
SPX Corp.*	23,500	689,490
SPX FLOW, Inc.*	29,200	1,125,952
Standex International Corp.	7,279	773,030
Sun Hydraulics Corp.	13,350	720,900
Tennant Co.	11,231	743,492
Titan International, Inc.	25,400	257,810
TriMas Corp.*	26,900	726,300
Twin Disc, Inc.*	300	5,583
Wabash National Corp.(x)	34,300	782,726
Watts Water Technologies, Inc., Class A	16,359	1,132,043
Woodward, Inc.	29,933	2,323,101

		43,656,029

Marine (0.1%)
Costamare, Inc.	40,100	247,818
Eagle Bulk Shipping, Inc.*	2,500	11,325
Genco Shipping & Trading Ltd.*	1,000	11,590
Matson, Inc.	24,800	698,864
Safe Bulkers, Inc.*	5,000	13,700
Scorpio Bulkers, Inc.*	38,200	269,310

		1,252,607

Professional Services (1.2%)
Acacia Research Corp.*	34,541	157,162
Advisory Board Co. (The)*	23,284	1,248,605
Barrett Business Services, Inc.	4,100	231,773
BG Staffing, Inc.	300	4,965
CBIZ, Inc.*	27,400	445,250
Cogint, Inc.(x)*	17,100	83,790
CRA International, Inc.	5,000	205,250
Exponent, Inc.	14,646	1,082,339
Franklin Covey Co.*	7,000	142,100
FTI Consulting, Inc.*	23,500	833,780
GP Strategies Corp.*	7,300	225,205
Heidrick & Struggles International, Inc.	9,600	203,040
Hill International, Inc.*	8,100	38,475
Huron Consulting Group, Inc.*	12,444	426,829
ICF International, Inc.*	10,400	561,080
Insperity, Inc.	8,987	790,856
Kelly Services, Inc., Class A	16,534	414,838
Kforce, Inc.	14,100	284,820
Korn/Ferry International	32,852	1,295,354
Mistras Group, Inc.*	8,500	174,250
Navigant Consulting, Inc.*	26,532	448,921
On Assignment, Inc.*	29,200	1,567,455
Pendrell Corp.*	1,000	6,830
Resources Connection, Inc.	21,995	305,731
RPX Corp.*	28,500	378,480
TriNet Group, Inc.*	23,200	779,984
TrueBlue, Inc.*	24,015	539,137
WageWorks, Inc.*	20,915	1,269,541

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Willdan Group, Inc.*	1,100	$35,706

		14,181,546

Road & Rail (0.9%)
ArcBest Corp.	15,400	515,130
Avis Budget Group, Inc.*	42,900	1,632,774
Covenant Transportation Group, Inc., Class A*	8,400	243,432
Daseke, Inc.*	1,500	19,575
Heartland Express, Inc.	29,355	736,223
Hertz Global Holdings, Inc.(x)*	37,700	842,972
Knight-Swift Transportation Holdings, Inc.*	77,537	3,221,663
Marten Transport Ltd.	21,916	450,374
Roadrunner Transportation Systems, Inc.*	22,800	217,284
Saia, Inc.*	13,800	864,570
Schneider National, Inc., Class B	18,700	473,110
Universal Logistics Holdings, Inc.	2,100	42,945
Werner Enterprises, Inc.	25,566	934,437
YRC Worldwide, Inc.*	25,200	347,760

		10,542,249

Trading Companies & Distributors (1.3%)
Aircastle Ltd.	26,955	600,827
Applied Industrial Technologies, Inc.	20,888	1,374,430
Beacon Roofing Supply, Inc.*	34,276	1,756,645
BMC Stock Holdings, Inc.*	46,400	990,640
CAI International, Inc.*	7,300	221,336
DXP Enterprises, Inc.*	8,900	280,261
EnviroStar, Inc.(x)	400	11,060
Foundation Building Materials, Inc.*	10,800	152,712
GATX Corp.(x)	23,100	1,422,036
GMS, Inc.*	13,500	477,900
H&E Equipment Services, Inc.	17,900	522,680
Herc Holdings, Inc.*	13,900	682,907
Huttig Building Products, Inc.*	1,100	7,766
Kaman Corp.	16,392	914,346
Lawson Products, Inc.*	1,000	25,200
MRC Global, Inc.*	58,200	1,017,918
Neff Corp., Class A*	8,400	210,000
Nexeo Solutions, Inc.*	2,000	14,600
NOW, Inc.*	60,500	835,505
Rush Enterprises, Inc., Class A*	16,900	782,301
Rush Enterprises, Inc., Class B*	4,200	183,204
SiteOne Landscape Supply, Inc.*	19,400	1,127,140
Textainer Group Holdings Ltd.(x)*	17,500	300,125
Titan Machinery, Inc.*	10,200	158,406
Triton International Ltd.*	23,100	768,768
Veritiv Corp.*	3,400	110,500
Willis Lease Finance Corp.*	1,000	24,590

		14,973,803

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	31,900	299,860

Total Industrials		174,796,694

Information Technology (16.6%)
Communications Equipment (1.7%)
Acacia Communications, Inc.(x)*	10,000	471,000
ADTRAN, Inc.	28,206	676,944
Aerohive Networks, Inc.*	2,700	11,043
Applied Optoelectronics, Inc.(x)*	9,400	607,898
CalAmp Corp.*	23,700	551,025
Calix, Inc.*	27,800	140,390
Ciena Corp.*	77,658	1,706,146
Clearfield, Inc.(x)*	6,800	92,480
Comtech Telecommunications Corp.	12,700	260,731
Digi International, Inc.*	15,900	168,540
EMCORE Corp.*	17,900	146,780
Extreme Networks, Inc.*	57,500	683,675
Finisar Corp.*	61,700	1,367,889
Harmonic, Inc.*	49,159	149,935
Infinera Corp.*	86,261	765,135
InterDigital, Inc.	19,925	1,469,469
KVH Industries, Inc.*	600	7,170
Lumentum Holdings, Inc.*	34,900	1,896,815
NETGEAR, Inc.*	18,629	886,740
NetScout Systems, Inc.(x)*	51,154	1,654,832
Oclaro, Inc.(x)*	94,900	818,987
Plantronics, Inc.	19,059	842,789
Quantenna Communications, Inc.(x)*	11,800	198,358
Sonus Networks, Inc.*	29,448	225,277
Ubiquiti Networks, Inc.(x)*	14,900	834,698
ViaSat, Inc.(x)*	29,840	1,919,309
Viavi Solutions, Inc.*	132,700	1,255,342

		19,809,397

Electronic Equipment, Instruments & Components (2.9%)
Akoustis Technologies, Inc.*	1,200	7,824
Anixter International, Inc.*	16,658	1,415,930
AVX Corp.	26,100	475,803
Badger Meter, Inc.	17,060	835,940
Bel Fuse, Inc., Class B	5,700	177,840
Belden, Inc.	25,035	2,016,069
Benchmark Electronics, Inc.*	28,448	971,499
Control4 Corp.*	16,900	497,874
CTS Corp.	18,000	433,800
Daktronics, Inc.	24,900	263,193
Electro Scientific Industries, Inc.*	17,600	244,992
ePlus, Inc.*	7,300	674,885
Fabrinet*	20,000	741,200
FARO Technologies, Inc.*	10,567	404,188
Fitbit, Inc., Class A(x)*	100,000	696,000
II-VI, Inc.*	34,386	1,414,984
Insight Enterprises, Inc.*	20,443	938,743
Iteris, Inc.*	2,000	13,300
Itron, Inc.*	18,900	1,463,805
KEMET Corp.*	26,200	553,606
Kimball Electronics, Inc.*	16,100	348,565
Knowles Corp.(x)*	50,700	774,189
Littelfuse, Inc.	12,549	2,458,097
Maxwell Technologies, Inc.(x)*	17,400	89,262
Mesa Laboratories, Inc.	1,700	253,844
Methode Electronics, Inc.	20,900	885,115
MTS Systems Corp.	10,502	561,332
Napco Security Technologies, Inc.*	400	3,880
Novanta, Inc.*	19,300	841,480
OSI Systems, Inc.*	10,068	919,913
Park Electrochemical Corp.	15,472	286,232
PC Connection, Inc.	7,000	197,330
Plexus Corp.*	19,175	1,075,334
Rogers Corp.*	10,384	1,383,980
Sanmina Corp.*	42,200	1,567,730
ScanSource, Inc.*	15,039	656,452
SYNNEX Corp.	16,762	2,120,561
Systemax, Inc.	11,571	305,822
Tech Data Corp.*	20,700	1,839,195
TTM Technologies, Inc.*	52,901	813,088
VeriFone Systems, Inc.*	63,800	1,293,864
Vishay Intertechnology, Inc.	76,500	1,438,200
Vishay Precision Group, Inc.*	6,800	165,920

		34,520,860

Internet Software & Services (2.8%)
2U, Inc.*	25,100	1,406,604
Alarm.com Holdings, Inc.*	11,600	524,088
Amber Road, Inc.*	1,700	13,056
Appfolio, Inc., Class A*	5,200	249,340
Apptio, Inc., Class A*	9,900	182,853
Bankrate, Inc.*	32,929	459,360
Bazaarvoice, Inc.*	54,200	268,290
Benefitfocus, Inc.(x)*	9,900	333,135

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Blucora, Inc.*	26,800	$678,040
Box, Inc., Class A*	45,000	869,400
Brightcove, Inc.*	20,800	149,760
Carbonite, Inc.*	11,600	255,200
Care.com, Inc.*	8,200	130,298
Cars.com, Inc.(x)*	41,200	1,096,332
ChannelAdvisor Corp.*	15,000	172,500
Cimpress NV*	14,200	1,386,772
Cloudera, Inc.(x)*	15,000	249,300
Cornerstone OnDemand, Inc.*	28,900	1,173,629
Coupa Software, Inc.*	17,100	532,665
DHI Group, Inc.*	29,200	75,920
Endurance International Group Holdings, Inc.*	33,100	271,420
Envestnet, Inc.*	23,800	1,213,800
Etsy, Inc.*	59,400	1,002,672
Five9, Inc.*	29,900	714,610
Gogo, Inc.(x)*	32,200	380,282
GrubHub, Inc.(x)*	53,500	2,817,309
GTT Communications, Inc.*	15,100	477,915
Hortonworks, Inc.*	20,800	352,560
Instructure, Inc.*	10,300	341,445
j2 Global, Inc.	27,578	2,037,463
Leaf Group Ltd.*	300	2,070
Limelight Networks, Inc.*	46,200	183,414
Liquidity Services, Inc.*	10,700	63,130
LivePerson, Inc.*	28,200	382,110
Meet Group, Inc. (The)(x)*	59,300	215,852
MINDBODY, Inc., Class A(x)*	21,100	545,435
MuleSoft, Inc., Class A(x)*	10,700	215,498
New Relic, Inc.*	16,800	836,640
NIC, Inc.	36,455	625,203
Nutanix, Inc., Class A(x)*	19,900	445,561
Ominto, Inc.(x)*	1,200	5,400
Q2 Holdings, Inc.*	23,300	970,445
QuinStreet, Inc.*	3,700	27,195
Quotient Technology, Inc.*	34,200	535,230
Reis, Inc.	4,900	88,200
Shutterstock, Inc.*	10,900	362,861
SPS Commerce, Inc.*	9,600	544,416
Stamps.com, Inc.(x)*	9,300	1,884,645
TechTarget, Inc.*	2,600	31,044
Trade Desk, Inc. (The), Class A*	9,900	608,949
TrueCar, Inc.(x)*	31,500	497,385
Twilio, Inc., Class A(x)*	35,600	1,062,660
Veritone, Inc.(x)*	900	40,905
Web.com Group, Inc.*	28,400	710,000
XO Group, Inc.*	14,600	287,182
Yelp, Inc.*	44,500	1,926,850
Yext, Inc.(x)*	1,200	15,936

		32,930,234

IT Services (1.8%)
Acxiom Corp.*	44,469	1,095,716
Blackhawk Network Holdings, Inc.*	31,049	1,359,946
CACI International, Inc., Class A*	13,959	1,945,187
Cardtronics plc, Class A*	25,900	595,959
Cass Information Systems, Inc.	7,181	455,563
Convergys Corp.	50,300	1,302,267
CSG Systems International, Inc.	18,365	736,437
EPAM Systems, Inc.*	27,600	2,426,867
EVERTEC, Inc.	37,900	600,715
ExlService Holdings, Inc.*	18,700	1,090,584
Forrester Research, Inc.	6,200	259,470
Hackett Group, Inc. (The)	15,119	229,658
ManTech International Corp., Class A	14,141	624,325
MAXIMUS, Inc.	36,868	2,377,985
MoneyGram International, Inc.*	18,500	298,035
Perficient, Inc.*	21,700	426,839
Planet Payment, Inc.*	23,900	102,531
Science Applications International Corp.	24,200	1,617,770
ServiceSource International, Inc.*	34,500	119,370
StarTek, Inc.*	1,000	11,750
Sykes Enterprises, Inc.*	21,699	632,743
Syntel, Inc.	17,964	352,993
TeleTech Holdings, Inc.	8,425	351,744
Travelport Worldwide Ltd.	66,300	1,040,910
Unisys Corp.(x)*	30,464	258,944
Virtusa Corp.*	16,500	623,370

		20,937,678

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Energy Industries, Inc.*	22,703	1,833,494
Alpha & Omega Semiconductor Ltd.*	12,300	202,827
Ambarella, Inc.(x)*	18,400	901,784
Amkor Technology, Inc.*	57,800	609,790
Axcelis Technologies, Inc.*	16,700	456,745
AXT, Inc.*	4,100	37,515
Brooks Automation, Inc.	39,150	1,188,594
Cabot Microelectronics Corp.	13,520	1,080,654
CEVA, Inc.*	11,400	487,920
Cirrus Logic, Inc.*	36,467	1,944,420
Cohu, Inc.	15,100	359,984
Cree, Inc.*	55,900	1,575,821
Diodes, Inc.*	21,908	655,706
DSP Group, Inc.*	13,200	171,600
Entegris, Inc.*	81,146	2,341,062
FormFactor, Inc.*	39,481	665,255
GSI Technology, Inc.*	1,100	7,997
Ichor Holdings Ltd.*	16,500	442,200
Impinj, Inc.(x)*	9,900	411,939
Inphi Corp.(x)*	22,500	893,025
Integrated Device Technology, Inc.*	77,400	2,057,292
IXYS Corp.*	16,400	388,680
Kopin Corp.(x)*	34,500	143,865
Lattice Semiconductor Corp.*	68,900	358,969
MACOM Technology Solutions Holdings, Inc.*	23,213	1,035,532
MaxLinear, Inc.*	41,693	990,209
MKS Instruments, Inc.	30,572	2,887,525
Monolithic Power Systems, Inc.	22,496	2,396,949
Nanometrics, Inc.*	13,500	388,800
NeoPhotonics Corp.(x)*	31,300	174,028
NVE Corp.	2,943	232,409
PDF Solutions, Inc.(x)*	15,500	240,095
Photronics, Inc.*	35,600	315,060
Pixelworks, Inc.*	4,000	18,840
Power Integrations, Inc.	15,724	1,150,997
Rambus, Inc.*	62,400	833,040
Rudolph Technologies, Inc.*	17,200	452,360
Semtech Corp.*	37,096	1,392,955
Sigma Designs, Inc.*	23,100	145,530
Silicon Laboratories, Inc.*	23,700	1,893,630
SunPower Corp.(x)*	18,700	136,323
Synaptics, Inc.(x)*	20,137	788,968
Ultra Clean Holdings, Inc.*	18,400	563,408
Veeco Instruments, Inc.*	26,786	573,220
Xcerra Corp.*	30,400	299,440
Xperi Corp.	28,310	716,243

		36,842,699

Software (3.8%)
8x8, Inc.*	50,600	683,100
A10 Networks, Inc.*	28,600	216,216
ACI Worldwide, Inc.*	66,216	1,508,400
Agilysys, Inc.*	500	5,975
American Software, Inc., Class A	16,300	185,168
Aspen Technology, Inc.*	44,800	2,813,888
Barracuda Networks, Inc.*	14,600	353,758

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Blackbaud, Inc.	27,087	$2,378,239
Blackline, Inc.(x)*	6,400	218,368
Bottomline Technologies de, Inc.*	23,491	747,719
BroadSoft, Inc.*	16,600	834,980
Callidus Software, Inc.*	35,000	862,750
CommVault Systems, Inc.*	22,214	1,350,611
Digimarc Corp.(x)*	6,500	237,900
Ebix, Inc.	14,500	946,125
Ellie Mae, Inc.*	18,600	1,527,618
Everbridge, Inc.*	10,000	264,200
Exa Corp.(x)*	7,900	191,022
Fair Isaac Corp.	17,827	2,504,694
Gigamon, Inc.*	18,700	788,205
Glu Mobile, Inc.(x)*	124,000	466,240
HubSpot, Inc.*	19,300	1,622,165
Imperva, Inc.*	23,200	1,006,880
MicroStrategy, Inc., Class A*	5,409	690,783
Mitek Systems, Inc.*	26,800	254,600
MobileIron, Inc.*	43,600	161,320
Model N, Inc.*	15,300	228,735
Monotype Imaging Holdings, Inc.	26,300	506,275
Park City Group, Inc.(x)*	7,400	89,910
Paycom Software, Inc.(x)*	28,200	2,113,872
Paylocity Holding Corp.*	19,100	932,462
Pegasystems, Inc.	20,850	1,202,003
Progress Software Corp.	28,777	1,098,418
Proofpoint, Inc.*	27,200	2,372,384
PROS Holdings, Inc.*	14,900	359,537
QAD, Inc., Class A	5,800	199,230
Qualys, Inc.*	23,800	1,232,840
Rapid7, Inc.*	17,800	313,280
RealNetworks, Inc.*	9,525	45,720
RealPage, Inc.*	31,500	1,256,850
RingCentral, Inc., Class A*	33,600	1,402,800
Rosetta Stone, Inc.*	12,300	125,583
Rubicon Project, Inc. (The)*	23,000	89,470
SecureWorks Corp., Class A(x)*	17,200	212,420
Silver Spring Networks, Inc.*	22,700	367,059
Synchronoss Technologies, Inc.*	25,434	237,299
Telenav, Inc.*	21,000	133,350
TiVo Corp.	67,194	1,333,801
Varonis Systems, Inc.*	15,600	653,640
VASCO Data Security International, Inc.*	15,900	191,595
Verint Systems, Inc.*	35,751	1,496,179
VirnetX Holding Corp.(x)*	10,700	41,730
Workiva, Inc.*	12,100	252,285
Zendesk, Inc.*	55,700	1,621,427
Zix Corp.*	35,300	172,617

		43,103,695

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.(x)*	60,700	812,773
Avid Technology, Inc.*	19,600	88,984
CPI Card Group, Inc.(x)	3,900	4,602
Cray, Inc.*	25,400	494,030
Diebold Nixdorf, Inc.(x)	51,500	1,176,775
Eastman Kodak Co.*	15,600	114,660
Electronics For Imaging, Inc.*	26,952	1,150,311
Immersion Corp.(x)*	17,900	146,243
Intevac, Inc.*	2,200	18,590
Pure Storage, Inc., Class A*	53,300	852,267
Quantum Corp.*	2,900	17,748
Stratasys Ltd.*	28,800	665,856
Super Micro Computer, Inc.*	22,200	490,620
USA Technologies, Inc.(x)*	22,700	141,875

		6,175,334

Total Information Technology		194,319,897

Materials (4.4%)
Chemicals (2.2%)
A Schulman, Inc.	16,543	564,943
AdvanSix, Inc.*	17,200	683,700
AgroFresh Solutions, Inc.(x)*	6,800	47,804
American Vanguard Corp.	16,200	370,980
Balchem Corp.	17,985	1,462,001
Calgon Carbon Corp.	28,838	617,133
Chase Corp.	4,100	456,740
Codexis, Inc.*	3,500	23,275
Ferro Corp.*	52,173	1,163,458
Flotek Industries, Inc.(x)*	31,000	144,150
FutureFuel Corp.	14,300	225,082
GCP Applied Technologies, Inc.*	40,100	1,231,070
Hawkins, Inc.	5,200	212,160
HB Fuller Co.	28,859	1,675,554
Ingevity Corp.*	24,100	1,505,527
Innophos Holdings, Inc.	11,113	546,648
Innospec, Inc.	13,600	838,440
Intrepid Potash, Inc.(x)*	14,900	64,964
KMG Chemicals, Inc.	3,700	203,056
Koppers Holdings, Inc.*	11,713	540,555
Kraton Corp.*	17,000	687,480
Kronos Worldwide, Inc.	7,900	180,357
LSB Industries, Inc.(x)*	29,200	231,848
Minerals Technologies, Inc.	19,850	1,402,403
OMNOVA Solutions, Inc.*	22,700	248,565
PolyOne Corp.	48,200	1,929,446
Quaker Chemical Corp.	7,400	1,094,830
Rayonier Advanced Materials, Inc.(x)	22,700	310,990
Sensient Technologies Corp.	25,525	1,963,383
Stepan Co.	11,288	944,354
Trecora Resources*	12,600	167,580
Tredegar Corp.	13,029	234,522
Trinseo SA	25,400	1,704,340
Tronox Ltd., Class A	37,200	784,920
Valhi, Inc.	6,800	16,524

		24,478,782

Construction Materials (0.2%)
Forterra, Inc.(x)*	21,700	97,650
Summit Materials, Inc., Class A*	62,316	1,995,981
United States Lime & Minerals, Inc.	900	75,600
US Concrete, Inc.(x)*	8,300	633,290

		2,802,521

Containers & Packaging (0.1%)
Greif, Inc., Class A	14,700	860,538
Greif, Inc., Class B	3,300	212,025
Myers Industries, Inc.	11,700	245,115
UFP Technologies, Inc.*	3,900	109,590

		1,427,268

Metals & Mining (1.3%)
AK Steel Holding Corp.(x)*	181,436	1,014,227
Allegheny Technologies, Inc.(x)*	61,400	1,467,459
Ampco-Pittsburgh Corp.	300	5,220
Carpenter Technology Corp.	28,500	1,368,855
Century Aluminum Co.*	28,600	474,188
Cleveland-Cliffs, Inc.(x)*	165,230	1,181,395
Coeur Mining, Inc.*	103,336	949,658
Commercial Metals Co.	65,900	1,254,077
Compass Minerals International, Inc.(x)	19,400	1,259,060
Gold Resource Corp.	51,100	191,625
Handy & Harman Ltd.*	1,200	39,060
Haynes International, Inc.	8,833	317,193
Hecla Mining Co.	219,029	1,099,526
Kaiser Aluminum Corp.	10,191	1,051,100
Klondex Mines Ltd.*	100,700	366,548
Materion Corp.	11,445	493,852

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Olympic Steel, Inc.	8,400	$184,800
Ramaco Resources, Inc.(x)*	3,500	23,205
Ryerson Holding Corp.*	20,000	217,000
Schnitzer Steel Industries, Inc., Class A	15,000	422,250
SunCoke Energy, Inc.*	37,010	338,271
TimkenSteel Corp.*	22,700	374,550
Warrior Met Coal, Inc.	3,800	89,566
Worthington Industries, Inc.	27,480	1,264,080

		15,446,765

Paper & Forest Products (0.6%)
Boise Cascade Co.*	22,700	792,230
Clearwater Paper Corp.*	10,838	533,772
Deltic Timber Corp.(x)	6,053	535,267
KapStone Paper and Packaging Corp.	49,572	1,065,302
Louisiana-Pacific Corp.*	82,748	2,240,816
Neenah Paper, Inc.	9,500	812,725
PH Glatfelter Co.	28,215	548,782
Schweitzer-Mauduit International, Inc.	16,964	703,327

		7,232,221

Total Materials		51,387,557

Real Estate (7.1%)
Equity Real Estate Investment Trusts (REITs) (6.7%)
Acadia Realty Trust (REIT)	45,373	1,298,575
Agree Realty Corp. (REIT)	14,400	706,752
Alexander & Baldwin, Inc. (REIT)	26,800	1,241,644
Alexander’s, Inc. (REIT)	1,175	498,306
Altisource Residential Corp. (REIT)	34,800	386,628
American Assets Trust, Inc. (REIT)	24,218	963,150
Armada Hoffler Properties, Inc. (REIT)	9,300	128,433
Ashford Hospitality Prime, Inc. (REIT)	19,088	181,336
Ashford Hospitality Trust, Inc. (REIT)	44,900	299,483
Bluerock Residential Growth REIT, Inc. (REIT)	17,100	189,126
CareTrust REIT, Inc. (REIT)	37,113	706,632
CatchMark Timber Trust, Inc., (REIT) Class A	22,300	281,203
CBL & Associates Properties, Inc. (REIT)(x)	95,500	801,245
Cedar Realty Trust, Inc. (REIT)	49,600	278,752
Chatham Lodging Trust (REIT)	19,500	415,740
Chesapeake Lodging Trust (REIT)	35,000	943,950
City Office REIT, Inc. (REIT)	18,000	247,860
Clipper Realty, Inc. (REIT)(x)	2,200	23,562
Community Healthcare Trust, Inc. (REIT)	6,900	186,024
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	7,200	254,520
Cousins Properties, Inc. (REIT)	239,483	2,236,770
DiamondRock Hospitality Co. (REIT)	115,298	1,262,513
Easterly Government Properties, Inc. (REIT)	18,700	386,529
EastGroup Properties, Inc. (REIT)	18,127	1,597,351
Education Realty Trust, Inc. (REIT)	41,698	1,498,209
Farmland Partners, Inc. (REIT)(x)	16,800	151,872
First Industrial Realty Trust, Inc. (REIT)	69,230	2,083,131
First Potomac Realty Trust (REIT)	31,244	348,058
Four Corners Property Trust, Inc. (REIT)	34,200	852,264
Franklin Street Properties Corp. (REIT)	59,999	637,189
GEO Group, Inc. (The) (REIT)	70,263	1,890,075
Getty Realty Corp. (REIT)	15,075	431,296
Gladstone Commercial Corp. (REIT)	12,200	271,694
Global Medical REIT, Inc. (REIT)(x)	8,200	73,636
Global Net Lease, Inc. (REIT)	38,466	842,021
Government Properties Income Trust (REIT)	53,866	1,011,065
Gramercy Property Trust (REIT)	86,705	2,622,825
Healthcare Realty Trust, Inc. (REIT)	65,558	2,120,146
Hersha Hospitality Trust (REIT)	22,519	420,430
Independence Realty Trust, Inc. (REIT)	29,100	295,947
InfraREIT, Inc. (REIT)	22,524	503,862
Investors Real Estate Trust (REIT)	69,496	424,621
iStar, Inc. (REIT)*	39,400	464,920
Jernigan Capital, Inc. (REIT)(x)	1,300	26,715
Kite Realty Group Trust (REIT)	47,157	954,929
LaSalle Hotel Properties (REIT)	63,240	1,835,225
Lexington Realty Trust (REIT)	131,986	1,348,897
LTC Properties, Inc. (REIT)	21,469	1,008,614
Mack-Cali Realty Corp. (REIT)	51,100	1,211,581
MedEquities Realty Trust, Inc. (REIT)	13,900	163,325
Monmouth Real Estate Investment Corp. (REIT)	38,351	620,903
National Health Investors, Inc. (REIT)	21,528	1,663,899
National Storage Affiliates Trust (REIT)	24,100	584,184
New Senior Investment Group, Inc. (REIT)	43,800	400,770
NexPoint Residential Trust, Inc. (REIT)	9,600	227,808
NorthStar Realty Europe Corp. (REIT)	33,700	431,697
One Liberty Properties, Inc. (REIT)	8,600	209,496
Parkway, Inc. (REIT)	25,035	576,556
Pebblebrook Hotel Trust (REIT)(x)	42,843	1,548,346
Pennsylvania REIT (REIT)(x)	44,352	465,252
Physicians Realty Trust (REIT)	99,300	1,760,589
Potlatch Corp. (REIT)	23,344	1,190,544
Preferred Apartment Communities, Inc., (REIT) Class A	12,200	230,336
PS Business Parks, Inc. (REIT)	11,580	1,545,930
QTS Realty Trust, Inc., (REIT) Class A	26,500	1,387,540
Quality Care Properties, Inc. (REIT)*	54,200	840,100
RAIT Financial Trust (REIT)(x)	56,600	41,318
Ramco-Gershenson Properties Trust (REIT)	45,200	588,052
Retail Opportunity Investments Corp. (REIT)	61,700	1,172,917
Rexford Industrial Realty, Inc. (REIT)	36,500	1,044,630
RLJ Lodging Trust (REIT)	96,886	2,131,492
Ryman Hospitality Properties, Inc. (REIT)	24,934	1,558,126
Sabra Health Care REIT, Inc. (REIT)	91,323	2,003,627
Saul Centers, Inc. (REIT)	5,600	346,696
Select Income REIT (REIT)	35,400	829,068
Seritage Growth Properties, (REIT), Class A(x)	14,100	649,587
STAG Industrial, Inc. (REIT)	48,000	1,318,560
Starwood Waypoint Homes (REIT)*	72,802	2,647,808
Summit Hotel Properties, Inc. (REIT)	53,300	852,267
Sunstone Hotel Investors, Inc. (REIT)	124,778	2,005,182
Terreno Realty Corp. (REIT)	34,600	1,251,828
Tier REIT, Inc. (REIT)	27,000	521,100
UMH Properties, Inc. (REIT)	14,700	228,585

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Realty Income Trust (REIT)	7,150	$539,754
Urban Edge Properties (REIT)	64,100	1,546,092
Urstadt Biddle Properties, Inc., (REIT) Class A	16,789	364,321
Washington Prime Group, Inc. (REIT)	105,100	875,483
Washington REIT (REIT)	42,117	1,379,753
Whitestone REIT (REIT)(x)	20,500	267,525
Xenia Hotels & Resorts, Inc. (REIT)	63,000	1,326,150

		78,182,502

Real Estate Management & Development (0.4%)
Altisource Portfolio Solutions SA(x)*	20,400	527,748
Consolidated-Tomoka Land Co.	3,600	216,252
Forestar Group, Inc.(r)*†	25,821	444,121
FRP Holdings, Inc.*	4,000	181,000
Griffin Industrial Realty, Inc.	200	7,270
HFF, Inc., Class A	21,300	842,628
Kennedy-Wilson Holdings, Inc.(x)	47,300	877,416
Marcus & Millichap, Inc.*	9,000	242,910
Maui Land & Pineapple Co., Inc.*	800	11,160
RE/MAX Holdings, Inc., Class A	10,000	635,500
RMR Group, Inc. (The), Class A	4,826	247,815
St Joe Co. (The)*	29,000	546,650
Stratus Properties, Inc.	3,900	118,170
Tejon Ranch Co.*	9,102	192,052
Trinity Place Holdings, Inc.*	13,200	92,664

		5,183,356

Total Real Estate		83,365,858

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
ATN International, Inc.	6,800	358,360
Cincinnati Bell, Inc.*	23,707	470,584
Cogent Communications Holdings, Inc.	23,225	1,135,702
Consolidated Communications Holdings, Inc.	37,441	714,374
Frontier Communications Corp.(x)	45,053	531,175
General Communication, Inc., Class A*	15,400	628,166
Globalstar, Inc.(x)*	268,800	438,144
IDT Corp., Class B	8,000	112,640
Intelsat SA(x)*	22,200	104,340
Iridium Communications, Inc.(x)*	46,500	478,950
Lumos Networks Corp.*	12,660	226,867
ORBCOMM, Inc.*	33,500	350,745
pdvWireless, Inc.(x)*	5,900	175,820
Straight Path Communications, Inc., Class B*	5,500	993,685
Vonage Holdings Corp.*	109,700	892,958
Windstream Holdings, Inc.(x)	102,571	181,551

		7,794,061

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	22,500	480,825
Shenandoah Telecommunications Co.	26,848	998,746
Spok Holdings, Inc.	15,100	231,785

		1,711,356

Total Telecommunication Services		9,505,417

Utilities (3.6%)
Electric Utilities (1.1%)
ALLETE, Inc.	28,423	2,196,814
El Paso Electric Co.	23,246	1,284,342
Genie Energy Ltd., Class B	2,700	17,685
IDACORP, Inc.	29,208	2,568,260
MGE Energy, Inc.	20,079	1,297,103
Otter Tail Corp.	22,725	985,129
PNM Resources, Inc.	45,881	1,849,004
Portland General Electric Co.	50,632	2,310,844
Spark Energy, Inc., Class A(x)	8,800	132,000

		12,641,181

Gas Utilities (1.3%)
Chesapeake Utilities Corp.	8,950	700,338
New Jersey Resources Corp.	49,322	2,078,922
Northwest Natural Gas Co.	15,142	975,145
ONE Gas, Inc.	30,000	2,209,200
South Jersey Industries, Inc.	45,852	1,583,270
Southwest Gas Holdings, Inc.	27,136	2,106,296
Spire, Inc.	29,752	2,220,986
WGL Holdings, Inc.	29,025	2,443,904

		14,318,061

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	72,400	177,380
Dynegy, Inc.(x)*	71,223	697,273
NRG Yield, Inc., Class A	19,300	366,121
NRG Yield, Inc., Class C	35,782	690,593
Ormat Technologies, Inc.	22,300	1,361,415
Pattern Energy Group, Inc.	38,100	918,210
TerraForm Global, Inc., Class A*	43,300	205,675
TerraForm Power, Inc., Class A*	49,500	654,390

		5,071,057

Multi-Utilities (0.5%)
Avista Corp.	36,899	1,910,261
Black Hills Corp.	34,219	2,356,663
NorthWestern Corp.	27,978	1,593,067
Unitil Corp.	8,000	395,680

		6,255,671

Water Utilities (0.3%)
American States Water Co.	20,958	1,032,182
AquaVenture Holdings Ltd.*	5,200	70,200
Artesian Resources Corp., Class A	5,100	192,780
California Water Service Group	27,600	1,052,940
Connecticut Water Service, Inc.	6,200	367,660
Consolidated Water Co. Ltd.	9,600	122,880
Global Water Resources, Inc.	2,100	19,782
Middlesex Water Co.	9,100	357,357
SJW Group	8,800	498,080
York Water Co. (The)	7,100	240,690

		3,954,551

Total Utilities		42,240,521

Total Common Stocks (98.8%) (Cost $727,772,698)		1,155,819,420

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*†	61,700	—

Total Consumer Discretionary		—

Health Care (0.0%)
Biotechnology (0.0%)
Chelsea Therapeutics, Inc., CVR(r)(x)*†	48,600	—
Durata Therapeutics, Inc., CVR(r)*†	9,800	—
Dyax Corp., CVR(r)*†	85,268	70,986
Tobira Therapeutics, Inc., CVR(r)(x)*†	2,288	103

		71,089

See Notes to Portfolio of Investments.

16

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Rights	Value (Note 1)
Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*†	5,500	$—

Total Health Care		71,089

Total Rights (0.0%) (Cost $14,345)		71,089

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (9.7%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $9,201,227, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $9,389,010.(xx)	$9,200,000	9,200,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $8,900,779, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $9,078,003.(xx)	8,900,000	8,900,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $6,100,635, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $6,222,058.(xx)	6,100,000	6,100,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $4,300,448, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $4,386,021.(xx)	4,300,000	4,300,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $11,001,100, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $11,220,038.(xx)	11,000,000	11,000,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $7,000,700, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $7,140,037.(xx)	7,000,000	7,000,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,409,682, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,437,748.(xx)	1,409,557	1,409,557
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $5,801,207, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $5,920,511.(xx)	5,800,000	5,800,000
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $5,300,459, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $5,410,122.(xx)	5,300,000	5,300,000
Natixis, 1.25%, dated 9/26/17, due 10/3/17, repurchase price $5,000,694, collateralized by various U.S. Government Agency Securities, ranging from 1.636%- 4.000%, maturing 7/1/33-8/20/47, U.S. Government Treasury Securities, 1.750%, maturing 4/30/22; total market value $5,101,063.(xx)	5,000,000	5,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $15,001,325, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $15,300,002.(xx)	15,000,000	15,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $20,004,083, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $20,400,047.(xx)	20,000,000	20,000,000

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $10,002,061, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $10,200,000.(xx)	$10,000,000	$10,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $5,001,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $5,100,004.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		114,009,557

Total Short-Term Investments (9.7%) (Cost $114,009,557)		114,009,557

Total Investments (108.5%) (Cost $841,796,600)		1,269,900,066
Other Assets Less Liabilities (-8.5%)		(99,182,493)

Net Assets (100%)		$1,170,717,573

*	Non-income producing.

†	Securities (totaling $704,210 or 0.1% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,616,567.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $111,611,053. This was secured by cash collateral of $114,009,557 which was subsequently invested in joint repurchase agreements with a total value of $114,009,557, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $429,102 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 10/26/17-11/15/46.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	150	12/2017	USD	11,196,750	539,625

					539,625

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$139,513,267	$—	$—		$139,513,267
Consumer Staples	30,132,737	—	—		30,132,737
Energy	42,009,641	—	—		42,009,641
Financials	209,526,842	—	189,000		209,715,842
Health Care	178,831,989	—	—		178,831,989
Industrials	174,796,694	—	—		174,796,694
Information Technology	194,319,897	—	—		194,319,897
Materials	51,387,557	—	—		51,387,557
Real Estate	82,914,467	7,270	444,121		83,365,858
Telecommunication Services	9,505,417	—	—		9,505,417
Utilities	42,240,521	—	—		42,240,521
Futures	539,625	—	—		539,625
Rights
Consumer Discretionary	—	—	—	(c)	—	(c)
Health Care	—	—	71,089		71,089
Short-Term Investments
Repurchase Agreements	—	114,009,557	—		114,009,557

Total Assets	$1,155,718,654	$114,016,827	$704,210		$1,270,439,691

Total Liabilities	$—	$—	$—		$—

Total	$1,155,718,654	$114,016,827	$704,210		$1,270,439,691

(a)	A Security with a market value of $196,974 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	Securities with a market value of $633,121 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$494,264,293
Aggregate gross unrealized depreciation	(69,636,145)

Net unrealized appreciation	$424,628,148

Federal income tax cost of investment securities and derivative instruments, if applicable	$845,811,543

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.3%)
Auto Components (0.4%)
Delphi Automotive plc	55,200	$5,431,680

Automobiles (2.0%)
Ferrari NV(x)	110,695	12,229,584
Tesla, Inc.(x)*	38,739	13,213,873

		25,443,457

Hotels, Restaurants & Leisure (2.2%)
Marriott International, Inc., Class A	50,406	5,557,765
MGM Resorts International	56,446	1,839,575
Restaurant Brands International, Inc.	118,910	7,595,971
Yum Brands, Inc.	163,900	12,064,679

		27,057,990

Internet & Direct Marketing Retail (9.3%)
Amazon.com, Inc.*	71,191	68,439,468
Netflix, Inc.*	41,900	7,598,565
Priceline Group, Inc. (The)*	22,464	41,127,540

		117,165,573

Media (0.3%)
Altice USA, Inc., Class A(x)*	107,448	2,934,405

Multiline Retail (0.3%)
Dollar General Corp.	50,200	4,068,710

Specialty Retail (0.8%)
AutoZone, Inc.*	10,335	6,150,462
Home Depot, Inc. (The)	24,800	4,056,288

		10,206,750

Total Consumer Discretionary		192,308,565

Consumer Staples (2.8%)
Food Products (0.5%)
Danone SA	6,003	470,892
Kraft Heinz Co. (The)	83,900	6,506,445

		6,977,337

Tobacco (2.3%)
British American Tobacco plc	148,562	9,300,694
Philip Morris International, Inc.	174,629	19,385,565

		28,686,259

Total Consumer Staples		35,663,596

Financials (6.5%)
Banks (1.8%)
First Republic Bank	83,113	8,681,984
JPMorgan Chase & Co.	139,800	13,352,298

		22,034,282

Capital Markets (4.3%)
Intercontinental Exchange, Inc.	204,805	14,070,103
Morgan Stanley	404,000	19,460,680
State Street Corp.	76,500	7,308,810
TD Ameritrade Holding Corp.	277,272	13,530,874

		54,370,467

Insurance (0.4%)
Chubb Ltd.	36,362	5,183,403

Total Financials		81,588,152

Health Care (17.3%)
Biotechnology (4.7%)
Alexion Pharmaceuticals, Inc.*	118,420	16,613,142
Biogen, Inc.*	50,950	15,953,464
Celgene Corp.*	48,380	7,054,771
Vertex Pharmaceuticals, Inc.*	126,742	19,269,854

		58,891,231

Health Care Equipment & Supplies (5.0%)
Becton Dickinson and Co.	89,511	17,539,681
Danaher Corp.	72,032	6,178,905
Intuitive Surgical, Inc.*	19,200	20,080,896
Stryker Corp.	130,200	18,491,004

		62,290,486

Health Care Providers & Services (6.4%)
Aetna, Inc.	54,903	8,730,126
Anthem, Inc.	54,500	10,348,460
Centene Corp.*	51,589	4,992,268
Cigna Corp.	68,932	12,886,148
HCA Healthcare, Inc.*	124,900	9,940,791
Humana, Inc.	34,426	8,387,206
UnitedHealth Group, Inc.	131,792	25,811,463

		81,096,462

Pharmaceuticals (1.2%)
Merck & Co., Inc.	151,600	9,706,948
Zoetis, Inc.	93,600	5,967,936

		15,674,884

Total Health Care		217,953,063

Industrials (11.4%)
Aerospace & Defense (2.5%)
Boeing Co. (The)	122,800	31,216,988

Airlines (2.0%)
American Airlines Group, Inc.	401,100	19,048,239
United Continental Holdings, Inc.*	89,230	5,432,322

		24,480,561

Building Products (0.6%)
Fortune Brands Home & Security, Inc.	112,568	7,567,947

Electrical Equipment (0.9%)
Acuity Brands, Inc.(x)	69,078	11,831,680

Industrial Conglomerates (2.1%)
Honeywell International, Inc.	99,800	14,145,652
Roper Technologies, Inc.	50,510	12,294,134

		26,439,786

Machinery (1.9%)
Fortive Corp.	117,429	8,312,799
Illinois Tool Works, Inc.	77,200	11,422,512
Wabtec Corp.(x)	59,663	4,519,472

		24,254,783

Professional Services (1.4%)
Equifax, Inc.	91,309	9,677,841
TransUnion*	170,267	8,046,818

		17,724,659

Total Industrials		143,516,404

Information Technology (40.5%)
Internet Software & Services (13.1%)
Alibaba Group Holding Ltd. (ADR)*	215,972	37,300,524
Alphabet, Inc., Class A*	32,300	31,451,156
Alphabet, Inc., Class C*	33,105	31,751,337
Facebook, Inc., Class A*	300,656	51,373,091
Tencent Holdings Ltd.	313,200	13,479,676

		165,355,784

IT Services (9.8%)
Fidelity National Information
Services, Inc.	133,500	12,467,565
Fiserv, Inc.*	78,802	10,162,306
Mastercard, Inc., Class A	163,090	23,028,308
PayPal Holdings, Inc.*	545,800	34,947,574
Vantiv, Inc., Class A(x)*	116,300	8,195,661

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Visa, Inc., Class A	326,908	$34,403,798

		123,205,212

Semiconductors & Semiconductor Equipment (1.7%)
ASML Holding NV (NYRS)	19,300	3,304,160
NVIDIA Corp.	17,700	3,164,229
Xilinx, Inc.	204,060	14,453,570

		20,921,959

Software (10.0%)
Electronic Arts, Inc.*	107,200	12,656,032
Intuit, Inc.	110,699	15,734,756
Microsoft Corp.	670,400	49,938,096
salesforce.com, Inc.*	170,879	15,963,516
ServiceNow, Inc.*	83,378	9,799,416
Symantec Corp.	474,400	15,565,064
Workday, Inc., Class A*	61,438	6,474,951

		126,131,831

Technology Hardware, Storage & Peripherals (5.9%)
Apple, Inc.	482,608	74,379,545

Total Information Technology		509,994,331

Real Estate (3.2%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
American Tower Corp. (REIT)	100,357	13,716,795
Crown Castle International Corp. (REIT)	210,874	21,083,182
Equinix, Inc. (REIT)	11,709	5,225,727

Total Real Estate		40,025,704

Telecommunication Services (0.6%)
Wireless Telecommunication Services (0.6%)
T-Mobile US, Inc.*	119,800	7,386,868

Total Telecommunication Services		7,386,868

Utilities (1.1%)
Electric Utilities (0.8%)
NextEra Energy, Inc.	71,200	10,434,360

Water Utilities (0.3%)
American Water Works Co., Inc.	42,582	3,445,310

Total Utilities		13,879,670

Total Common Stocks (98.7%) (Cost $760,890,462)		1,242,316,353

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.6%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $2,200,293, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $2,245,198.(xx)	$2,200,000	2,200,000
Citigroup Global Markets, Inc., 1.34%, dated 9/29/17, due 10/2/17, repurchase price $500,056, collateralized by various U.S. Government Treasury Securities, 2.000%, maturing 2/15/25; total market value $510,003.(xx)	500,000	500,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,000,104, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $1,020,005.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $700,073, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $714,007.(xx)	700,000	700,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $2,500,250, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $2,550,009.(xx)	2,500,000	2,500,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,900,190, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $1,938,010.(xx)	1,900,000	1,900,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $247,946, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $252,883.(xx)	247,924	247,924
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $1,800,375, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,837,400.(xx)	1,800,000	1,800,000

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $500,043, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $510,389.(xx)	$500,000	$500,000
Natixis, 1.25%, dated 9/26/17, due 10/3/17, repurchase price $3,000,417, collateralized by various U.S. Government Agency Securities, ranging from 1.636%- 4.000%, maturing 7/1/33-8/20/47, U.S. Government Treasury Securities, 1.750%, maturing 4/30/22; total market value $3,060,638.(xx)	3,000,000	3,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $3,000,613, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $3,060,007.(xx)	3,000,000	3,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $3,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $3,060,002.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		20,347,924

Total Short-Term Investments (1.6%) (Cost $20,347,924)		20,347,924

Total Investments (100.3%) (Cost $781,238,386)		1,262,664,277
Other Assets Less Liabilities (-0.3%)		(3,347,785)

Net Assets (100%)		$1,259,316,492

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $28,605,831. This was secured by cash collateral of $20,347,924 which was subsequently invested in joint repurchase agreements with a total value of $20,347,924, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $ 8,698,765 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 10/26/17-11/15/46.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$192,308,565	$—	$—	$192,308,565
Consumer Staples	25,892,010	9,771,586	—	35,663,596
Financials	81,588,152	—	—	81,588,152
Health Care	217,953,063	—	—	217,953,063
Industrials	143,516,404	—	—	143,516,404
Information Technology	496,514,655	13,479,676	—	509,994,331
Real Estate	40,025,704	—	—	40,025,704
Telecommunication Services	7,386,868	—	—	7,386,868
Utilities	13,879,670	—	—	13,879,670
Short-Term Investments
Repurchase Agreements	—	20,347,924	—	20,347,924

Total Assets	$1,219,065,091	$43,599,186	$—	$1,262,664,277

Total Liabilities	$—	$—	$—	$—

Total	$1,219,065,091	$43,599,186	$—	$1,262,664,277

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$485,562,005
Aggregate gross unrealized depreciation	(5,742,614)

Net unrealized appreciation	$479,819,391

Federal income tax cost of investment securities and derivative instruments, if applicable	$782,844,886

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.5%)
Distributors (1.3%)
LKQ Corp.*	38,673	$1,391,841

Hotels, Restaurants & Leisure (1.1%)
Norwegian Cruise Line Holdings Ltd.*	22,778	1,231,151

Household Durables (3.4%)
Lennar Corp., Class A	28,570	1,508,496
Newell Brands, Inc.	53,186	2,269,447

		3,777,943

Internet & Direct Marketing Retail (4.0%)
Amazon.com, Inc.*	3,259	3,133,039
Expedia, Inc.	9,203	1,324,680

		4,457,719

Media (2.5%)
CBS Corp. (Non-Voting), Class B	20,691	1,200,078
Walt Disney Co. (The)	15,664	1,544,001

		2,744,079

Specialty Retail (2.2%)
TJX Cos., Inc. (The)	33,114	2,441,495

Total Consumer Discretionary		16,044,228

Consumer Staples (8.4%)
Beverages (1.8%)
PepsiCo, Inc.	17,775	1,980,668

Food & Staples Retailing (1.0%)
Walgreens Boots Alliance, Inc.	14,718	1,136,524

Food Products (1.9%)
Mondelez International, Inc., Class A	51,625	2,099,072

Tobacco (3.7%)
Philip Morris International, Inc.	37,056	4,113,587

Total Consumer Staples		9,329,851

Energy (5.7%)
Oil, Gas & Consumable Fuels (5.7%)
Delek US Energy, Inc.	46,063	1,231,264
EOG Resources, Inc.	21,581	2,087,746
Hess Corp.	27,622	1,295,196
Noble Energy, Inc.	28,364	804,403
WPX Energy, Inc.*	77,718	893,757

Total Energy		6,312,366

Financials (18.2%)
Banks (6.3%)
JPMorgan Chase & Co.	41,853	3,997,380
Wells Fargo & Co.	53,284	2,938,612

		6,935,992

Consumer Finance (4.7%)
American Express Co.	28,313	2,561,194
Synchrony Financial	85,735	2,662,072

		5,223,266

Diversified Financial Services (1.9%)
Voya Financial, Inc.	52,691	2,101,844

Insurance (5.3%)
Marsh & McLennan Cos., Inc.	42,399	3,553,460
MetLife, Inc.	44,184	2,295,359

		5,848,819

Total Financials		20,109,921

Health Care (15.9%)
Biotechnology (6.2%)
Alexion Pharmaceuticals, Inc.*	7,045	988,343
Alnylam Pharmaceuticals, Inc.*	13,021	1,529,837
Celgene Corp.*	11,190	1,631,726
Coherus Biosciences, Inc.(x)*	25,531	340,839
Emergent BioSolutions, Inc.*	12,451	503,643
Incyte Corp.*	4,781	558,134
Ironwood Pharmaceuticals, Inc.(x)*	55,274	871,671
Lexicon Pharmaceuticals, Inc.(x)*	36,084	443,472

		6,867,665

Health Care Providers & Services (4.6%)
Cigna Corp.	7,999	1,495,333
Laboratory Corp. of America Holdings*	10,590	1,598,773
UnitedHealth Group, Inc.	9,992	1,956,933

		5,051,039

Life Sciences Tools & Services (1.5%)
Bio-Rad Laboratories, Inc., Class A*	7,633	1,696,205

Pharmaceuticals (3.6%)
Allergan plc	5,745	1,177,438
Eli Lilly & Co.	17,413	1,489,508
Mallinckrodt plc*	20,802	777,371
Medicines Co. (The)(x)*	13,167	487,705

		3,932,022

Total Health Care		17,546,931

Industrials (6.8%)
Aerospace & Defense (2.9%)
Spirit AeroSystems Holdings, Inc., Class A	16,139	1,254,323
United Technologies Corp.	17,361	2,015,265

		3,269,588

Building Products (1.6%)
Allegion plc	20,500	1,772,635

Machinery (2.3%)
Gardner Denver Holdings, Inc.*	50,600	1,392,512
Wabtec Corp.(x)	14,746	1,117,010

		2,509,522

Total Industrials		7,551,745

Information Technology (21.5%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	5,159	978,198

Electronic Equipment, Instruments & Components (0.6%)
Jabil, Inc.	23,992	684,972

Internet Software & Services (3.0%)
Facebook, Inc., Class A*	19,332	3,303,259

IT Services (2.3%)
Visa, Inc., Class A	24,192	2,545,966

Semiconductors & Semiconductor Equipment (9.1%)
Cavium, Inc.*	11,201	738,594
Cirrus Logic, Inc.*	10,879	580,068
Integrated Device Technology, Inc.*	27,843	740,067
KLA-Tencor Corp.	7,526	797,756
Lam Research Corp.	5,880	1,088,035

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Marvell Technology Group Ltd.	60,786	$1,088,069
Micron Technology, Inc.*	50,578	1,989,233
Microsemi Corp.*	14,443	743,526
ON Semiconductor Corp.*	49,211	908,927
Qorvo, Inc.*	9,442	667,361
Skyworks Solutions, Inc.	6,999	713,198

		10,054,834

Software (4.1%)
Activision Blizzard, Inc.	13,616	878,368
Electronic Arts, Inc.*	7,081	835,983
PTC, Inc.*	21,445	1,206,925
Take-Two Interactive Software, Inc.*	8,586	877,747
Ultimate Software Group, Inc. (The)*	4,114	780,014

		4,579,037

Technology Hardware, Storage & Peripherals (1.5%)
Western Digital Corp.	19,171	1,656,374

Total Information Technology		23,802,640

Materials (2.9%)
Chemicals (2.9%)
LyondellBasell Industries NV, Class A	18,070	1,789,834
Olin Corp.	39,690	1,359,382

Total Materials		3,149,216

Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Simon Property Group, Inc. (REIT)	16,970	2,732,340

Total Real Estate		2,732,340

Telecommunication Services (1.9%)
Wireless Telecommunication Services (1.9%)
T-Mobile US, Inc.*	34,358	2,118,514

Total Telecommunication Services		2,118,514

Total Common Stocks (98.3%) (Cost $86,093,416)		108,697,752

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.6%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $150,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $153,000.(xx)	$150,000	150,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $300,040, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $306,163.(xx)	300,000	300,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $200,018, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $204,000.(xx)	200,000	200,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $92,993, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $94,844.(xx)	92,983	92,983
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $102,000.(xx)	100,000	100,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $200,020, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $204,001.(xx)	200,000	200,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $200,020, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $204,001.(xx)	200,000	200,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $590,252, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $602,004.(xx)	590,200	590,200

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $100,009, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $102,078.(xx)	$100,000	$100,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $200,042, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $204,156.(xx)	200,000	200,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $500,049, collateralized by various U.S. Government Agency Securities, ranging from 1.500%- 6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%- 3.625%, maturing 10/15/18- 2/15/45; total market value $510,050.(xx)	500,000	500,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $200,018, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $204,006.(xx)	200,000	200,000

Total Repurchase Agreements		2,833,183

Total Short-Term Investments (2.6%) (Cost $2,833,183)		2,833,183

Total Investments (100.9%) (Cost $88,926,599)		111,530,935
Other Assets Less Liabilities (-0.9%)		(979,309)

Net Assets (100%)		$110,551,626

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $2,757,801. This was secured by cash collateral of $2,833,183 which was subsequently invested in joint repurchase agreements with a total value of $2,833,183, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$16,044,228	$—	$—	$16,044,228
Consumer Staples	9,329,851	—	—	9,329,851
Energy	6,312,366	—	—	6,312,366
Financials	20,109,921	—	—	20,109,921
Health Care	17,546,931	—	—	17,546,931
Industrials	7,551,745	—	—	7,551,745
Information Technology	23,802,640	—	—	23,802,640
Materials	3,149,216	—	—	3,149,216
Real Estate	2,732,340	—	—	2,732,340
Telecommunication Services	2,118,514	—	—	2,118,514
Short-Term Investments
Repurchase Agreements	—	2,833,183	—	2,833,183

Total Assets	$108,697,752	$2,833,183	$—	$111,530,935

Total Liabilities	$—	$—	$—	$—

Total	$108,697,752	$2,833,183	$—	$111,530,935

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,301,691
Aggregate gross unrealized depreciation	(1,780,668)

Net unrealized appreciation	$22,521,023

Federal income tax cost of investment securities and derivative instruments, if applicable	$89,009,912

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.4%)
Auto Components (0.4%)
Adient plc	6,530	$548,455
Delphi Automotive plc	29,740	2,926,416
Gentex Corp.	8,000	158,400
Gentherm, Inc.*	1,188	44,134
Lear Corp.	3,200	553,856
Tenneco, Inc.	2,500	151,675

		4,382,936

Automobiles (0.4%)
Ferrari NV(x)	7,353	812,359
Harley-Davidson, Inc.(x)	8,291	399,709
Tesla, Inc.(x)*	8,548	2,915,723
Thor Industries, Inc.	2,200	277,002

		4,404,793

Distributors (0.1%)
Genuine Parts Co.	2,393	228,891
LKQ Corp.*	5,163	185,816
Pool Corp.	2,112	228,455

		643,162

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,000	172,420
Grand Canyon Education, Inc.*	2,100	190,722
Houghton Mifflin Harcourt Co.*	6,200	74,710
Service Corp. International	7,325	252,713
ServiceMaster Global Holdings, Inc.*	4,800	224,304

		914,869

Hotels, Restaurants & Leisure (2.3%)
Aramark	8,200	333,002
Bloomin’ Brands, Inc.	6,400	112,640
Brinker International, Inc.(x)	2,800	89,208
Chipotle Mexican Grill, Inc.(x)*	1,186	365,086
Choice Hotels International, Inc.	2,332	149,015
Darden Restaurants, Inc.	5,300	417,534
Denny’s Corp.*	5,082	63,271
Domino’s Pizza, Inc.	2,508	497,963
Dunkin’ Brands Group, Inc.	5,362	284,615
Extended Stay America, Inc.	3,000	60,000
Hilton Worldwide Holdings, Inc.	37,222	2,585,068
ILG, Inc.	5,788	154,713
Las Vegas Sands Corp.	16,537	1,061,014
Marriott International, Inc., Class A	43,353	4,780,102
McDonald’s Corp.	35,968	5,635,467
MGM Resorts International	5,000	162,950
Pinnacle Entertainment, Inc.*	2,068	44,069
Restaurant Brands International, Inc.	20,700	1,322,316
Scientific Games Corp., Class A*	5,016	229,984
Six Flags Entertainment Corp.(x)	3,500	213,290
Sonic Corp.(x)	4,554	115,899
Starbucks Corp.	62,418	3,352,471
Vail Resorts, Inc.	1,700	387,804
Wyndham Worldwide Corp.	4,832	509,341
Wynn Resorts Ltd.	4,058	604,317
Yum Brands, Inc.	30,262	2,227,586
Yum China Holdings, Inc.*	14,062	562,058

		26,320,783

Household Durables (0.3%)
DR Horton, Inc.	6,300	251,559
iRobot Corp.(x)*	990	76,289
Leggett & Platt, Inc.	6,400	305,472
Mohawk Industries, Inc.*	700	173,257
Newell Brands, Inc.	39,250	1,674,797
NVR, Inc.*	198	565,290
Tempur Sealy International, Inc.(x)*	2,300	148,396
TopBuild Corp.*	1,868	121,738
Tupperware Brands Corp.	2,300	142,186
Whirlpool Corp.	800	147,552

		3,606,536

Internet & Direct Marketing Retail (5.5%)
Amazon.com, Inc.*	36,630	35,214,250
Expedia, Inc.	5,530	795,988
Liberty Expedia Holdings, Inc., Class A*	6,625	351,854
Liberty Interactive Corp. QVC Group, Class A*	75,522	1,780,054
Liberty TripAdvisor Holdings, Inc., Class A*	7,620	94,107
Liberty Ventures*	9,938	571,932
Netflix, Inc.*	55,350	10,037,723
Nutrisystem, Inc.	1,650	92,235
Priceline Group, Inc. (The)*	7,341	13,440,050
TripAdvisor, Inc.(x)*	4,944	200,380
Wayfair, Inc., Class A*	3,200	215,680

		62,794,253

Leisure Products (0.1%)
Brunswick Corp.	3,400	190,298
Hasbro, Inc.	4,339	423,790
Polaris Industries, Inc.(x)	3,208	335,653

		949,741

Media (4.1%)
AMC Networks, Inc., Class A*	39,928	2,334,590
CBS Corp. (Non-Voting), Class B	33,980	1,970,840
Charter Communications, Inc., Class A*	12,228	4,443,900
Comcast Corp., Class A	401,026	15,431,479
Discovery Communications, Inc., Class A(x)*	78,311	1,667,241
Discovery Communications, Inc., Class C*	27,953	566,328
DISH Network Corp., Class A*	6,839	370,879
Interpublic Group of Cos., Inc. (The)	20,877	434,033
Liberty Broadband Corp., Class A*	11,190	1,053,874
Liberty Broadband Corp., Class C*	16,132	1,537,380
Liberty Global plc, Class A*	10,136	343,712
Liberty Global plc, Class C*	20,514	670,808
Liberty Global plc LiLAC, Class A(x)*	1,770	42,055
Liberty Global plc LiLAC, Class C*	3,065	71,415
Liberty Media Corp.-Liberty Braves, Class C*	3,300	83,391
Liberty Media Corp.-Liberty Formula One, Class A(x)*	4,113	150,083
Liberty Media Corp.-Liberty Formula One, Class C*	8,251	314,281
Liberty Media Corp.-Liberty SiriusXM, Class A*	16,452	689,339
Liberty Media Corp.-Liberty SiriusXM, Class C*	33,005	1,381,919
Liberty Media Corp-Liberty Braves, Class A*	1,645	41,734
Lions Gate Entertainment Corp., Class A*	2,200	73,590
Lions Gate Entertainment Corp., Class B*	16,964	539,286
Live Nation Entertainment, Inc.*	5,900	256,945
Madison Square Garden Co. (The), Class A*	10,920	2,337,972
MSG Networks, Inc., Class A*	32,661	692,413
Omnicom Group, Inc.	11,026	816,696
Scripps Networks Interactive, Inc., Class A	2,061	177,019

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Sirius XM Holdings, Inc.(x)	61,511	$339,541
Twenty-First Century Fox, Inc., Class A	64,606	1,704,306
Twenty-First Century Fox, Inc., Class B	6,100	157,319
Viacom, Inc., Class B	13,324	370,940
Walt Disney Co. (The)	47,187	4,651,223
World Wrestling Entertainment, Inc., Class A(x)	33,979	800,205

		46,516,736

Multiline Retail (0.4%)
Dollar General Corp.	36,953	2,995,041
Dollar Tree, Inc.*	10,709	929,755
Nordstrom, Inc.	7,374	347,684

		4,272,480

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	1,366	135,507
AutoZone, Inc.*	1,291	768,287
Burlington Stores, Inc.*	1,700	162,282
CarMax, Inc.*	9,699	735,281
Dick’s Sporting Goods, Inc.	3,100	83,731
Foot Locker, Inc.	5,600	197,232
Home Depot, Inc. (The)	77,808	12,726,277
L Brands, Inc.	2,177	90,585
Lowe’s Cos., Inc.	38,692	3,093,039
Michaels Cos., Inc. (The)*	5,600	120,232
O’Reilly Automotive, Inc.*	4,096	882,156
Ross Stores, Inc.	34,274	2,213,072
Sally Beauty Holdings, Inc.*	5,700	111,606
TJX Cos., Inc. (The)	29,143	2,148,713
Tractor Supply Co.	6,228	394,170
Ulta Beauty, Inc.*	2,904	656,478
Williams-Sonoma, Inc.(x)	4,290	213,899

		24,732,547

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.	2,244	221,595
Coach, Inc.	3,700	149,036
Deckers Outdoor Corp.*	1,848	126,422
Hanesbrands, Inc.(x)	21,648	533,407
Lululemon Athletica, Inc.*	5,200	323,700
Michael Kors Holdings Ltd.*	4,809	230,111
NIKE, Inc., Class B	57,766	2,995,167
Oxford Industries, Inc.	858	54,517
Skechers U.S.A., Inc., Class A*	5,700	143,013
Steven Madden Ltd.*	3,294	142,630
Under Armour, Inc., Class A(x)*	8,100	133,488
Under Armour, Inc., Class C(x)*	8,524	128,030
VF Corp.	10,804	686,810
Wolverine World Wide, Inc.	5,800	167,330

		6,035,256

Total Consumer Discretionary		185,574,092

Consumer Staples (4.0%)
Beverages (1.9%)
Brown-Forman Corp., Class A	3,800	211,622
Brown-Forman Corp., Class B	7,468	405,512
Coca-Cola Co. (The)	126,654	5,700,697
Constellation Brands, Inc., Class A	23,002	4,587,749
Dr Pepper Snapple Group, Inc.	8,627	763,231
Monster Beverage Corp.*	50,993	2,817,363
PepsiCo, Inc.	54,818	6,108,370

		20,594,544

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	19,516	3,206,284
Kroger Co. (The)	21,672	434,740
Sprouts Farmers Market, Inc.*	7,000	131,390
Sysco Corp.	24,066	1,298,361
Walgreens Boots Alliance, Inc.	8,146	629,034

		5,699,809

Food Products (0.3%)
Campbell Soup Co.	5,160	241,591
General Mills, Inc.	18,094	936,545
Hershey Co. (The)	6,938	757,421
Kellogg Co.	10,759	671,039
Lamb Weston Holdings, Inc.	5,300	248,517
McCormick & Co., Inc. (Non-Voting)	6,104	626,515

		3,481,628

Household Products (0.3%)
Church & Dwight Co., Inc.	12,276	594,772
Clorox Co. (The)	4,884	644,248
Colgate-Palmolive Co.	7,142	520,295
Kimberly-Clark Corp.	14,041	1,652,345
Procter & Gamble Co. (The)	5,800	527,684

		3,939,344

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	9,682	1,044,107
Herbalife Ltd.(x)*	2,900	196,707

		1,240,814

Tobacco (0.9%)
Altria Group, Inc.	85,325	5,411,311
Philip Morris International, Inc.	45,682	5,071,159

		10,482,470

Total Consumer Staples		45,438,609

Energy (1.8%)
Energy Equipment & Services (0.6%)
Core Laboratories NV(x)	29,432	2,904,939
Frank’s International NV(x)	1,385	10,692
Halliburton Co.	25,800	1,187,574
National Oilwell Varco, Inc.	41,986	1,500,160
US Silica Holdings, Inc.	3,200	99,424
Weatherford International plc(x)*	295,178	1,351,915

		7,054,704

Oil, Gas & Consumable Fuels (1.2%)
Anadarko Petroleum Corp.	101,618	4,964,038
Antero Resources Corp.*	8,200	163,180
Apache Corp.	3,600	164,880
Cabot Oil & Gas Corp.	19,534	522,535
Cheniere Energy, Inc.*	5,900	265,736
Cimarex Energy Co.	3,800	431,946
Continental Resources, Inc.*	3,960	152,896
Devon Energy Corp.	4,000	146,840
Diamondback Energy, Inc.*	1,700	166,532
EOG Resources, Inc.	16,890	1,633,939
Newfield Exploration Co.*	68,680	2,037,736
ONEOK, Inc.	16,574	918,365
Parsley Energy, Inc., Class A*	6,700	176,478
RSP Permian, Inc.*	5,400	186,786
Valero Energy Corp.	18,330	1,410,127
Williams Cos., Inc. (The)	5,304	159,173

		13,501,187

Total Energy		20,555,891

Financials (3.6%)
Banks (0.4%)
Bank of America Corp.	70,740	1,792,552
Bank of the Ozarks, Inc.	3,600	172,980
East West Bancorp, Inc.	2,900	173,362
First Republic Bank	21,051	2,198,987
Signature Bank*	1,914	245,069
SVB Financial Group*	1,400	261,926

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Western Alliance Bancorp*	3,700	$196,396

		5,041,272

Capital Markets (2.1%)
Ameriprise Financial, Inc.	6,038	896,703
BGC Partners, Inc., Class A	990	14,325
CBOE Holdings, Inc.	4,828	519,638
Charles Schwab Corp. (The)	54,361	2,377,750
CME Group, Inc.	13,690	1,857,459
Cohen & Steers, Inc.	528	20,851
Diamond Hill Investment Group, Inc.	132	28,030
Eaton Vance Corp.	6,607	326,188
FactSet Research Systems, Inc.	2,376	427,941
Federated Investors, Inc., Class B(x)	5,000	148,500
GAMCO Investors, Inc., Class A	132	3,928
Intercontinental Exchange, Inc.	69,880	4,800,756
Invesco Ltd.	4,300	150,672
Lazard Ltd., Class A	4,800	217,056
LPL Financial Holdings, Inc.	3,900	201,123
MarketAxess Holdings, Inc.	1,700	313,667
Moody’s Corp.	7,297	1,015,815
Morgan Stanley	50,962	2,454,840
Morningstar, Inc.	2,000	169,980
MSCI, Inc.	5,269	615,946
Pzena Investment Management, Inc., Class A	330	3,594
Raymond James Financial, Inc.	2,100	177,093
S&P Global, Inc.	23,429	3,662,187
SEI Investments Co.	7,193	439,205
State Street Corp.	1,800	171,972
T. Rowe Price Group, Inc.	2,244	203,419
TD Ameritrade Holding Corp.	38,503	1,878,946
Westwood Holdings Group, Inc.	264	17,759

		23,115,343

Consumer Finance (0.0%)
Capital One Financial Corp.	2,000	169,320

Diversified Financial Services (0.0%)
Leucadia National Corp.	6,600	166,650
Voya Financial, Inc.	4,600	183,494

		350,144

Insurance (0.9%)
Allstate Corp. (The)	4,400	404,404
American International Group, Inc.	4,900	300,811
Aon plc	11,759	1,717,990
Arch Capital Group Ltd.*	1,700	167,450
Arthur J Gallagher & Co.	7,378	454,116
Assurant, Inc.	1,600	152,832
Erie Indemnity Co., Class A	1,300	156,741
Marsh & McLennan Cos., Inc.	24,001	2,011,524
Primerica, Inc.	2,000	163,100
Progressive Corp. (The)	69,830	3,381,168
RenaissanceRe Holdings Ltd.	1,200	162,168
XL Group Ltd.	4,600	181,470

		9,253,774

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	84,832	1,823,888
New York Community Bancorp, Inc.	74,245	957,018

		2,780,906

Total Financials		40,710,759

Health Care (19.2%)
Biotechnology (8.0%)
AbbVie, Inc.	69,413	6,168,039
ACADIA Pharmaceuticals, Inc.*	5,600	210,952
Aduro Biotech, Inc.*	1,272	13,547
Agios Pharmaceuticals, Inc.(x)*	12,071	805,739
Alexion Pharmaceuticals, Inc.*	33,709	4,729,036
Alkermes plc*	5,610	285,212
Alnylam Pharmaceuticals, Inc.*	11,846	1,391,787
Amgen, Inc.	53,001	9,882,036
Arena Pharmaceuticals, Inc.*	500	12,750
Axovant Sciences Ltd.(x)*	6,900	47,472
Biogen, Inc.*	48,599	15,217,318
BioMarin Pharmaceutical, Inc.*	7,238	673,641
Bioverativ, Inc.*	19,048	1,087,069
Bluebird Bio, Inc.*	22,200	3,049,170
Celgene Corp.*	101,198	14,756,692
Clovis Oncology, Inc.*	1,900	156,560
Emergent BioSolutions, Inc.*	1,518	61,403
Exact Sciences Corp.*	4,800	226,176
Exelixis, Inc.*	204,800	4,962,304
Genomic Health, Inc.*	726	23,297
Gilead Sciences, Inc.	40,983	3,320,443
Halozyme Therapeutics, Inc.(x)*	5,610	97,446
ImmunoGen, Inc.(x)*	17,169	131,343
Immunomedics, Inc.(x)*	3,498	48,902
Incyte Corp.*	12,449	1,453,296
Insys Therapeutics, Inc.(x)*	4,000	35,520
Intercept Pharmaceuticals, Inc.(x)*	1,000	58,040
Intrexon Corp.(x)*	6,100	115,961
Ionis Pharmaceuticals, Inc.(x)*	37,882	1,920,617
Ironwood Pharmaceuticals, Inc.(x)*	8,500	134,045
Kite Pharma, Inc.*	2,100	377,601
Lexicon Pharmaceuticals, Inc.(x)*	179	2,200
Ligand Pharmaceuticals, Inc.(x)*	913	124,305
Momenta Pharmaceuticals, Inc.*	2,970	54,945
Neurocrine Biosciences, Inc.(x)*	3,946	241,811
Novavax, Inc.(x)*	19,802	22,574
OPKO Health, Inc.(x)*	23,300	159,838
Progenics Pharmaceuticals, Inc.(x)*	1,452	10,687
ProQR Therapeutics NV(x)*	3,653	17,717
Puma Biotechnology, Inc.*	1,300	155,675
Radius Health, Inc.(x)*	2,600	100,230
Regeneron Pharmaceuticals, Inc.*	3,632	1,623,940
Sage Therapeutics, Inc.*	2,000	124,600
Sangamo Therapeutics, Inc.(x)*	1,980	29,700
Seattle Genetics, Inc.*	4,700	255,727
Spark Therapeutics, Inc.*	1,348	120,188
TESARO, Inc.(x)*	1,200	154,920
Ultragenyx Pharmaceutical, Inc.*	1,700	90,542
Vertex Pharmaceuticals, Inc.*	99,895	15,188,036
ZIOPHARM Oncology, Inc.(x)*	859	5,274

		89,936,323

Health Care Equipment & Supplies (4.7%)
Abaxis, Inc.	1,782	79,566
Abbott Laboratories	47,770	2,549,007
ABIOMED, Inc.*	37,948	6,398,033
Accuray, Inc.*	2,250	9,000
Align Technology, Inc.*	41,420	7,715,304
Atrion Corp.	66	44,352
Becton Dickinson and Co.	23,815	4,666,549
Boston Scientific Corp.*	61,900	1,805,623
Cantel Medical Corp.	2,900	273,093
Cooper Cos., Inc. (The)	14,480	3,433,353
CR Bard, Inc.	3,295	1,056,048
Danaher Corp.	45,259	3,882,317
DexCom, Inc.(x)*	4,000	195,700
Edwards Lifesciences Corp.*	10,422	1,139,229
Endologix, Inc.(x)*	3,894	17,367
Globus Medical, Inc., Class A*	5,000	148,600
Hill-Rom Holdings, Inc.	3,400	251,600
Hologic, Inc.*	6,940	254,629
ICU Medical, Inc.*	1,000	185,850
IDEXX Laboratories, Inc.*	4,400	684,156

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Insulet Corp.*	2,376	$130,870
Integra LifeSciences Holdings Corp.*	3,000	151,440
Intuitive Surgical, Inc.*	5,519	5,772,212
Masimo Corp.*	1,800	155,808
Medtronic plc	34,869	2,711,762
Natus Medical, Inc.*	1,452	54,450
Neogen Corp.*	3,500	271,110
NuVasive, Inc.*	2,100	116,466
Penumbra, Inc.(x)*	1,900	171,570
Quidel Corp.*	1,518	66,579
ResMed, Inc.	6,279	483,232
STERIS plc	26,890	2,377,076
Stryker Corp.	31,368	4,454,883
Teleflex, Inc.	900	217,773
Varex Imaging Corp.*	2,194	74,245
Varian Medical Systems, Inc.*	5,486	548,929
West Pharmaceutical Services, Inc.	3,200	308,032
Wright Medical Group NV*	13,205	341,613

		53,197,426

Health Care Providers & Services (3.6%)
Aetna, Inc.	9,292	1,477,521
AmerisourceBergen Corp.	8,181	676,978
Anthem, Inc.	9,086	1,725,250
Centene Corp.*	7,892	763,709
Chemed Corp.	900	181,845
Cigna Corp.	25,463	4,760,053
CorVel Corp.*	924	50,266
Express Scripts Holding Co.*	2,609	165,202
HCA Healthcare, Inc.*	2,000	159,180
HealthEquity, Inc.*	3,200	161,856
HealthSouth Corp.	4,092	189,664
Henry Schein, Inc.*	7,678	629,519
Humana, Inc.	12,734	3,102,384
LifePoint Health, Inc.*	2,500	144,750
McKesson Corp.	1,043	160,215
Molina Healthcare, Inc.(x)*	2,400	165,024
Patterson Cos., Inc.	3,300	127,545
Premier, Inc., Class A*	2,700	87,939
Select Medical Holdings Corp.*	7,500	144,000
Tenet Healthcare Corp.(x)*	5,197	85,387
UnitedHealth Group, Inc.	132,259	25,902,925
WellCare Health Plans, Inc.*	2,100	360,654

		41,221,866

Health Care Technology (0.2%)
athenahealth, Inc.*	1,606	199,722
Cerner Corp.*	14,811	1,056,320
Computer Programs & Systems, Inc.(x)	858	25,354
Cotiviti Holdings, Inc.*	4,400	158,312
HMS Holdings Corp.*	3,960	78,646
Inovalon Holdings, Inc., Class A(x)*	4,500	76,725
Medidata Solutions, Inc.*	2,300	179,538
Omnicell, Inc.*	1,650	84,233
Quality Systems, Inc.*	2,508	39,451
Veeva Systems, Inc., Class A*	4,900	276,409

		2,174,710

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	3,900	250,380
Bio-Techne Corp.	1,700	205,513
Bruker Corp.	6,200	184,450
Charles River Laboratories International, Inc.*	2,200	237,644
Illumina, Inc.*	6,672	1,329,062
INC Research Holdings, Inc., Class A*	2,800	146,440
Luminex Corp.	3,300	67,089
Mettler-Toledo International, Inc.*	1,320	826,531
PAREXEL International Corp.*	2,508	220,905
PerkinElmer, Inc.	3,000	206,910
PRA Health Sciences, Inc.*	2,100	159,957
QIAGEN NV*	4,700	148,050
Quintiles IMS Holdings, Inc.*	3,655	347,481
Thermo Fisher Scientific, Inc.	8,200	1,551,440
Waters Corp.*	3,290	590,621

		6,472,473

Pharmaceuticals (2.1%)
Akorn, Inc.*	5,500	182,545
Allergan plc	23,399	4,795,625
Bristol-Myers Squibb Co.	35,764	2,279,597
Catalent, Inc.*	5,400	215,568
Depomed, Inc.*	2,706	15,668
Eli Lilly & Co.	73,200	6,261,527
Innoviva, Inc.(x)*	3,432	48,460
Jazz Pharmaceuticals plc*	18,851	2,756,959
Johnson & Johnson	18,157	2,360,592
Mallinckrodt plc*	3,209	119,920
Medicines Co. (The)(x)*	2,772	102,675
Merck & Co., Inc.	30,000	1,920,900
Nektar Therapeutics*	8,600	206,400
Prestige Brands Holdings, Inc.*	2,800	140,252
SciClone Pharmaceuticals, Inc.*	3,828	42,874
Sucampo Pharmaceuticals, Inc., Class A(x)*	462	5,452
Teva Pharmaceutical Industries Ltd. (ADR)	12,218	215,037
Valeant Pharmaceuticals International, Inc.*	19,922	285,482
Zoetis, Inc.	20,947	1,335,581

		23,291,114

Total Health Care		216,293,912

Industrials (9.4%)
Aerospace & Defense (2.5%)
Axon Enterprise, Inc.(x)*	3,366	76,307
Boeing Co. (The)	58,143	14,780,533
BWX Technologies, Inc.	4,300	240,886
Curtiss-Wright Corp.	1,800	188,172
General Dynamics Corp.	4,700	966,226
HEICO Corp.	991	89,002
HEICO Corp., Class A	2,125	161,925
Huntington Ingalls Industries, Inc.	2,244	508,131
L3 Technologies, Inc.	18,606	3,505,929
Lockheed Martin Corp.	9,930	3,081,180
Moog, Inc., Class A*	500	41,715
Northrop Grumman Corp.	7,600	2,186,672
Raytheon Co.	5,200	970,216
Rockwell Collins, Inc.	6,947	908,042
TransDigm Group, Inc.(x)	2,291	585,694

		28,290,630

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.(x)	7,729	588,177
Expeditors International of Washington, Inc.	5,854	350,420
FedEx Corp.	11,500	2,594,170
United Parcel Service, Inc., Class B	29,839	3,583,366
XPO Logistics, Inc.*	3,600	244,008

		7,360,141

Airlines (0.7%)
Alaska Air Group, Inc.	22,555	1,720,270
American Airlines Group, Inc.	60,500	2,873,145
Copa Holdings SA, Class A	1,400	174,342
Southwest Airlines Co.	26,000	1,455,480

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
United Continental Holdings, Inc.*	24,300	$1,479,384

		7,702,621

Building Products (0.4%)
AAON, Inc.	2,449	84,429
Allegion plc	4,745	410,300
AO Smith Corp.	7,000	416,010
Fortune Brands Home & Security, Inc.	7,000	470,610
JELD-WEN Holding, Inc.*	4,700	166,944
Johnson Controls International plc	65,303	2,631,058
Lennox International, Inc.	2,244	401,609
Masco Corp.	9,912	386,667

		4,967,627

Commercial Services & Supplies (0.4%)
Cintas Corp.	4,472	645,220
Clean Harbors, Inc.*	2,244	127,235
Copart, Inc.*	9,030	310,361
Deluxe Corp.	2,310	168,538
Interface, Inc.	2,838	62,152
KAR Auction Services, Inc.	6,300	300,762
Knoll, Inc.	3,960	79,200
MSA Safety, Inc.	1,495	118,867
Multi-Color Corp.	128	10,490
Rollins, Inc.	4,700	216,858
US Ecology, Inc.	858	46,160
Waste Connections, Inc.	22,350	1,563,606
Waste Management, Inc.	16,800	1,314,936

		4,964,385

Construction & Engineering (0.2%)
Dycom Industries, Inc.(x)*	1,700	145,996
EMCOR Group, Inc.	2,200	152,636
Fluor Corp.	39,712	1,671,875
MasTec, Inc.*	3,800	176,320
Quanta Services, Inc.*	5,300	198,061

		2,344,888

Electrical Equipment (0.5%)
Acuity Brands, Inc.	1,716	293,916
AMETEK, Inc.	47,030	3,105,862
AZZ, Inc.	1,517	73,878
Emerson Electric Co.	4,794	301,255
EnerSys	2,200	152,174
Generac Holdings, Inc.*	2,700	124,011
Hubbell, Inc.	1,600	185,632
Rockwell Automation, Inc.	5,634	1,004,035
Sensata Technologies Holding NV*	3,900	187,473

		5,428,236

Industrial Conglomerates (1.0%)
3M Co.	25,290	5,308,371
General Electric Co.	66,700	1,612,806
Honeywell International, Inc.	19,626	2,781,789
Roper Technologies, Inc.	4,233	1,030,312

		10,733,278

Machinery (1.7%)
Allison Transmission Holdings, Inc.	5,900	221,427
Barnes Group, Inc.	2,900	204,276
Caterpillar, Inc.	22,700	2,830,917
Cummins, Inc.	2,300	386,469
Deere & Co.	14,037	1,762,907
Donaldson Co., Inc.	5,111	234,799
Dover Corp.	2,100	191,919
Fortive Corp.	23,321	1,650,894
Gardner Denver Holdings, Inc.*	8,000	220,160
Graco, Inc.	3,042	376,265
Hillenbrand, Inc.	149	5,789
IDEX Corp.	3,696	448,953
Illinois Tool Works, Inc.	13,504	1,998,052
Ingersoll-Rand plc	39,360	3,509,730
John Bean Technologies Corp.	1,800	181,980
Kennametal, Inc.	4,500	181,530
Lincoln Electric Holdings, Inc.	2,600	238,368
Middleby Corp. (The)*	2,574	329,910
Navistar International Corp.*	4,800	211,536
Nordson Corp.	3,247	384,770
Omega Flex, Inc.	98	7,040
Parker-Hannifin Corp.	5,000	875,100
Pentair plc	12,916	877,771
Stanley Black & Decker, Inc.	1,200	181,164
Tennant Co.	1,518	100,492
Toro Co. (The)(x)	5,544	344,061
WABCO Holdings, Inc.*	3,036	449,328
Wabtec Corp.(x)	1,888	143,016
Woodward, Inc.	2,368	183,780
Xylem, Inc.	4,300	269,309

		19,001,712

Professional Services (0.2%)
Advisory Board Co. (The)*	1,716	92,021
Dun & Bradstreet Corp. (The)	1,200	139,692
Equifax, Inc.	5,516	584,641
Exponent, Inc.	1,176	86,906
IHS Markit Ltd.*	9,800	431,984
Insperity, Inc.	16	1,408
Robert Half International, Inc.	5,619	282,860
TransUnion*	6,600	311,916
Verisk Analytics, Inc.*	8,168	679,496
WageWorks, Inc.*	2,500	151,750

		2,762,674

Road & Rail (0.8%)
Avis Budget Group, Inc.*	4,374	166,474
CSX Corp.	34,800	1,888,248
JB Hunt Transport Services, Inc.	5,097	566,175
Knight-Swift Transportation Holdings, Inc.*	4,607	191,421
Landstar System, Inc.	2,300	229,195
Old Dominion Freight Line, Inc.	1,900	209,209
Schneider National, Inc., Class B(x)	7,900	199,870
Union Pacific Corp.	51,924	6,021,626

		9,472,218

Trading Companies & Distributors (0.3%)
Air Lease Corp.	4,500	191,790
Beacon Roofing Supply, Inc.*	3,400	174,250
Fastenal Co.	15,052	686,071
HD Supply Holdings, Inc.*	7,900	284,953
Herc Holdings, Inc.*	1,226	60,233
Kaman Corp.	185	10,319
MSC Industrial Direct Co., Inc., Class A	2,000	151,140
NOW, Inc.*	7,418	102,443
United Rentals, Inc.*	4,356	604,351
Univar, Inc.*	5,600	162,008
Watsco, Inc.	1,200	193,284
WW Grainger, Inc.(x)	2,407	432,658

		3,053,500

Total Industrials		106,081,910

Information Technology (38.5%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	53,900	10,219,979
ARRIS International plc*	22,652	645,355
Ciena Corp.*	6,500	142,805
CommScope Holding Co., Inc.*	5,200	172,692
F5 Networks, Inc.*	3,088	372,289
Finisar Corp.*	6,100	135,237
Harris Corp.	1,500	197,520
InterDigital, Inc.	2,046	150,893

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Lumentum Holdings, Inc.(x)*	2,700	$146,745
Motorola Solutions, Inc.	2,000	169,740
Palo Alto Networks, Inc.*	3,900	561,990
Ubiquiti Networks, Inc.(x)*	3,300	184,866
ViaSat, Inc.(x)*	1,558	100,211

		13,200,322

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	14,994	1,269,092
Badger Meter, Inc.	2,376	116,424
CDW Corp.	6,100	402,600
Cognex Corp.	3,802	419,285
Coherent, Inc.*	1,100	258,687
Corning, Inc.	5,500	164,560
Dolby Laboratories, Inc., Class A	14,546	836,686
Fitbit, Inc., Class A(x)*	2,267	15,778
FLIR Systems, Inc.	4,700	182,877
IPG Photonics Corp.*	1,300	240,578
Littelfuse, Inc.	1,100	215,468
National Instruments Corp.	4,200	177,114
SYNNEX Corp.	1,400	177,114
TE Connectivity Ltd.	47,601	3,953,739
Tech Data Corp.*	1,700	151,045
Trimble, Inc.*	9,100	357,175
Universal Display Corp.	1,518	195,594
VeriFone Systems, Inc.*	5,500	111,540
Zebra Technologies Corp., Class A*	2,500	271,450

		9,516,806

Internet Software & Services (8.6%)
Alibaba Group Holding Ltd. (ADR)*	24,600	4,248,666
Alphabet, Inc., Class A*	24,191	23,555,260
Alphabet, Inc., Class C*	21,161	20,295,726
Cimpress NV(x)*	1,600	156,256
CommerceHub, Inc., Series A*	498	11,240
Cornerstone OnDemand, Inc.*	2,640	107,210
CoStar Group, Inc.*	1,642	440,467
Facebook, Inc., Class A*	183,292	31,319,104
GoDaddy, Inc., Class A*	3,900	169,689
GrubHub, Inc.(x)*	76,000	4,002,160
IAC/InterActiveCorp*	2,500	293,950
j2 Global, Inc.	2,200	162,536
LivePerson, Inc.*	630	8,537
LogMeIn, Inc.	7,875	866,644
MuleSoft, Inc., Class A(x)*	6,100	122,854
NIC, Inc.	992	17,013
Nutanix, Inc., Class A(x)*	524	11,732
Pandora Media, Inc.(x)*	7,787	59,960
Shopify, Inc., Class A*	1,744	203,159
Stamps.com, Inc.*	726	147,124
Tencent Holdings Ltd. (ADR)	40,700	1,787,341
Trade Desk, Inc. (The), Class A(x)*	97,600	6,003,376
Twitter, Inc.*	164,754	2,779,400
VeriSign, Inc.(x)*	4,732	503,437
XO Group, Inc.*	1,518	29,859
Zillow Group, Inc., Class C(x)*	4,400	176,924

		97,479,624

IT Services (7.2%)
Accenture plc, Class A	27,144	3,666,340
Alliance Data Systems Corp.	2,165	479,656
Automatic Data Processing, Inc.	20,987	2,294,299
Black Knight Financial Services, Inc., Class A*	3,700	159,285
Booz Allen Hamilton Holding Corp.	5,200	194,428
Broadridge Financial Solutions, Inc.	5,559	449,278
Cardtronics plc, Class A*	660	15,187
Cass Information Systems, Inc.	399	25,313
Cognizant Technology Solutions Corp., Class A	50,134	3,636,720
CoreLogic, Inc.*	3,900	180,258
CSRA, Inc.	7,500	242,025
DST Systems, Inc.	2,600	142,688
DXC Technology Co.	12,500	1,073,500
EPAM Systems, Inc.*	2,300	202,239
Euronet Worldwide, Inc.*	2,400	227,496
ExlService Holdings, Inc.*	792	46,189
Fidelity National Information Services, Inc.	8,506	794,375
First Data Corp., Class A*	16,300	294,052
Fiserv, Inc.*	9,600	1,238,016
FleetCor Technologies, Inc.*	4,106	635,486
Forrester Research, Inc.	858	35,907
Gartner, Inc.*	3,711	461,686
Genpact Ltd.	6,534	187,853
Global Payments, Inc.	22,096	2,099,783
Hackett Group, Inc. (The)	2,178	33,084
International Business Machines Corp.	26,749	3,880,745
Jack Henry & Associates, Inc.	3,828	393,480
Mastercard, Inc., Class A	59,640	8,421,168
MAXIMUS, Inc.	3,000	193,500
Paychex, Inc.	13,973	837,821
PayPal Holdings, Inc.*	273,375	17,504,201
Sabre Corp.	9,500	171,950
Science Applications International Corp.	1,800	120,330
Square, Inc., Class A*	330,300	9,515,943
Syntel, Inc.	2,496	49,046
Total System Services, Inc.	8,002	524,131
Vantiv, Inc., Class A*	6,500	458,055
Visa, Inc., Class A	184,356	19,401,626
Western Union Co. (The)	23,287	447,110
WEX, Inc.*	1,782	199,976

		80,934,225

Semiconductors & Semiconductor Equipment (4.9%)
Advanced Energy Industries, Inc.*	2,400	193,824
Advanced Micro Devices, Inc.(x)*	36,300	462,825
Analog Devices, Inc.	15,891	1,369,327
Applied Materials, Inc.	92,790	4,833,431
ASML Holding NV (NYRS)	4,000	684,800
Broadcom Ltd.	55,966	13,573,993
Cabot Microelectronics Corp.	140	11,190
Cavium, Inc.*	2,400	158,256
Cirrus Logic, Inc.*	3,800	202,616
Cree, Inc.*	64,740	1,825,021
Cypress Semiconductor Corp.(x)	12,400	186,248
Entegris, Inc.*	7,000	201,950
Integrated Device Technology, Inc.*	7,100	188,718
Intel Corp.	43,617	1,660,935
KLA-Tencor Corp.	7,500	795,000
Lam Research Corp.	7,100	1,313,784
MACOM Technology Solutions Holdings, Inc.(x)*	2,900	129,369
Maxim Integrated Products, Inc.	12,960	618,322
Microchip Technology, Inc.	10,248	920,065
Micron Technology, Inc.*	73,850	2,904,521
Microsemi Corp.*	4,900	252,252
MKS Instruments, Inc.	2,400	226,680
Monolithic Power Systems, Inc.	1,700	181,135
NVE Corp.	164	12,951
NVIDIA Corp.	67,800	12,120,606
NXP Semiconductors NV*	20,835	2,356,230
ON Semiconductor Corp.*	17,300	319,531
Power Integrations, Inc.	1,848	135,274
Qorvo, Inc.*	2,650	187,302
Rambus, Inc.*	5,940	79,299

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Semtech Corp.*	3,234	$121,437
Skyworks Solutions, Inc.	7,795	794,311
Teradyne, Inc.	8,200	305,778
Texas Instruments, Inc.	43,781	3,924,529
Versum Materials, Inc.	4,100	159,162
Xilinx, Inc.	30,542	2,163,290

		55,573,962

Software (11.0%)
8x8, Inc.*	6,300	85,050
ACI Worldwide, Inc.*	2,300	52,394
Activision Blizzard, Inc.	32,600	2,103,026
Adobe Systems, Inc.*	38,080	5,680,774
American Software, Inc., Class A	192	2,181
ANSYS, Inc.*	3,800	466,374
Aspen Technology, Inc.*	3,800	238,678
Atlassian Corp. plc, Class A*	4,700	165,205
Autodesk, Inc.*	39,458	4,429,555
Blackbaud, Inc.	1,300	114,140
Cadence Design Systems, Inc.*	12,605	497,519
CDK Global, Inc.	8,095	510,714
Citrix Systems, Inc.*	39,552	3,038,385
Dell Technologies, Inc., Class V*	9,000	694,890
Electronic Arts, Inc.*	21,495	2,537,700
Ellie Mae, Inc.*	1,500	123,195
Fair Isaac Corp.	1,400	196,700
Fortinet, Inc.*	5,610	201,062
Guidewire Software, Inc.*	2,838	220,967
Intuit, Inc.	24,773	3,521,234
Manhattan Associates, Inc.*	3,500	145,495
Microsoft Corp.#	487,219	36,292,942
Nuance Communications, Inc.*	43,492	683,694
Oracle Corp.	13,284	642,281
Paycom Software, Inc.(x)*	92,400	6,926,304
Pegasystems, Inc.	2,508	144,586
Proofpoint, Inc.(x)*	78,700	6,864,214
PTC, Inc.*	5,000	281,400
RealPage, Inc.*	4,500	179,550
Red Hat, Inc.*	25,009	2,772,498
salesforce.com, Inc.*	149,207	13,938,918
ServiceNow, Inc.*	108,450	12,746,129
Splunk, Inc.*	25,534	1,696,224
SS&C Technologies Holdings, Inc.	7,128	286,189
Symantec Corp.	27,200	892,432
Synopsys, Inc.*	2,200	177,166
Tableau Software, Inc., Class A*	1,800	134,802
Take-Two Interactive Software, Inc.*	62,900	6,430,267
Tyler Technologies, Inc.*	2,046	356,659
Ultimate Software Group, Inc. (The)*	1,254	237,758
VASCO Data Security International, Inc.*	1,452	17,497
VMware, Inc., Class A(x)*	3,100	338,489
Workday, Inc., Class A*	57,548	6,064,984
Zendesk, Inc.*	5,500	160,105
Zix Corp.*	6,336	30,983

		123,321,309

Technology Hardware, Storage & Peripherals (4.8%)
3D Systems Corp.(x)*	4,422	59,211
Apple, Inc.	305,596	47,098,455
Electronics For Imaging, Inc.*	3,500	149,380
NCR Corp.*	5,700	213,864
NetApp, Inc.	10,200	446,352
Seagate Technology plc(x)	103,616	3,436,943
Western Digital Corp.	30,511	2,636,150

		54,040,355

Total Information Technology		434,066,603

Materials (2.6%)
Chemicals (1.9%)
AdvanSix, Inc.*	1,373	54,577
Albemarle Corp.	1,600	218,096
Axalta Coating Systems Ltd.*	7,500	216,900
Balchem Corp.	85	6,910
Celanese Corp.	24,543	2,559,098
Chemours Co. (The)	6,598	333,925
DowDuPont, Inc.	88,422	6,121,454
Ecolab, Inc.	11,840	1,522,742
FMC Corp.	6,621	591,322
HB Fuller Co.	400	23,224
Huntsman Corp.	6,600	180,972
International Flavors & Fragrances, Inc.	4,224	603,652
LyondellBasell Industries NV, Class A	7,051	698,402
Monsanto Co.	19,317	2,314,562
NewMarket Corp.	462	196,697
OMNOVA Solutions, Inc.*	2,530	27,704
PolyOne Corp.	4,686	187,581
PPG Industries, Inc.	11,384	1,236,985
Praxair, Inc.	11,193	1,564,109
RPM International, Inc.	5,478	281,241
Scotts Miracle-Gro Co. (The), Class A	1,900	184,946
Sherwin-Williams Co. (The)	3,706	1,326,896
Westlake Chemical Corp.	2,600	216,034
WR Grace & Co.	3,000	216,450

		20,884,479

Construction Materials (0.1%)
Eagle Materials, Inc.	2,161	230,579
Martin Marietta Materials, Inc.	2,606	537,435
Vulcan Materials Co.	5,700	681,720

		1,449,734

Containers & Packaging (0.3%)
AptarGroup, Inc.	2,000	172,620
Avery Dennison Corp.	3,900	383,526
Ball Corp.	8,438	348,489
Berry Global Group, Inc.*	5,500	311,575
Crown Holdings, Inc.*	6,200	370,264
Graphic Packaging Holding Co.	15,179	211,747
International Paper Co.	16,500	937,531
Owens-Illinois, Inc.*	7,200	181,152
Packaging Corp. of America	4,356	499,546
Sealed Air Corp.	4,345	185,618

		3,602,068

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.*	143,853	2,019,697
Nucor Corp.	20,086	1,125,619
Royal Gold, Inc.	2,200	189,288
Southern Copper Corp.	5,612	223,133
Steel Dynamics, Inc.	6,000	206,820

		3,764,557

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.*	6,800	184,144

Total Materials		29,884,982

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Alexander’s, Inc. (REIT)	66	27,990
Alexandria Real Estate Equities, Inc. (REIT)	13,440	1,598,957
American Tower Corp. (REIT)	18,867	2,578,742
Boston Properties, Inc. (REIT)	1,188	145,981
CoreSite Realty Corp. (REIT)	1,500	167,850

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Crown Castle International Corp. (REIT)	36,332	$3,632,472
CubeSmart (REIT)	6,000	155,760
CyrusOne, Inc. (REIT)	2,900	170,897
Digital Realty Trust, Inc. (REIT)	6,550	775,062
Douglas Emmett, Inc. (REIT)	5,200	204,984
Equinix, Inc. (REIT)	6,367	2,841,592
Equity LifeStyle Properties, Inc. (REIT)	3,808	323,985
Extra Space Storage, Inc. (REIT)	5,700	455,544
Federal Realty Investment Trust (REIT)	1,380	171,410
First Industrial Realty Trust, Inc. (REIT)	5,600	168,504
Gaming and Leisure Properties, Inc. (REIT)	8,557	315,668
Gramercy Property Trust (REIT)	5,600	169,400
Iron Mountain, Inc. (REIT)	11,922	463,766
Lamar Advertising Co. (REIT), Class A	3,498	239,718
National Health Investors, Inc. (REIT)	1,900	146,851
Outfront Media, Inc.(REIT)	6,400	161,152
Public Storage (REIT)	6,819	1,459,198
Saul Centers, Inc. (REIT)	330	20,430
SBA Communications Corp. (REIT)*	17,826	2,567,835
Simon Property Group, Inc. (REIT)	12,862	2,070,911
Taubman Centers, Inc. (REIT)	2,886	143,434
Urban Edge Properties (REIT)	792	19,103

		21,197,196

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	5,669	214,742

Total Real Estate		21,411,938

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	19,699	771,610
Cogent Communications Holdings, Inc.	3,800	185,820
Globalstar, Inc.(x)*	76,000	123,880
Straight Path Communications, Inc., Class B*	900	162,603
Verizon Communications, Inc.	118,583	5,868,673
Zayo Group Holdings, Inc.*	5,800	199,636

		7,312,222

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	32,800	2,022,448

Total Telecommunication Services		9,334,670

Utilities (0.1%)
Gas Utilities (0.0%)
Southwest Gas Holdings, Inc.	1,800	139,716

Independent Power and Renewable Electricity Producers (0.0%)
NRG Energy, Inc.	9,800	250,782

Water Utilities (0.1%)
American Water Works Co., Inc.	4,407	356,570

Total Utilities		747,068

Total Common Stocks (98.3%) (Cost $604,866,866)		1,110,100,434

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR(r)*†	6,270	5,220

Health Care Equipment & Supplies (0.0%)
Wright Medical Group NV, CVR,expiring 3/1/19*	22,047	34,173

Total Rights (0.0%) (Cost $—)		39,393

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	6,440,863	6,442,795

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.2%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,319,905, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $1,346,186.(xx)	$1,319,790	1,319,790
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $2,100,280, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $2,143,144.(xx)	2,100,000	2,100,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $2,900,254, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $2,958,001.(xx)	2,900,000	2,900,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,400,146, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $1,428,007.(xx)	1,400,000	1,400,000

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principle Amount	Value (Note 1)
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $1,000,104, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $1,020,009.(xx)	$1,000,000	$1,000,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $2,700,270, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $2,754,014.(xx)	2,700,000	2,700,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $3,600,360, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $3,672,013.(xx)	3,600,000	3,600,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $132,944, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $135,590.(xx)	132,932	132,932
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $1,700,147, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,735,322.(xx)	1,700,000	1,700,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $2,800,583, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,858,178.(xx)	2,800,000	2,800,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $7,000,618, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $7,140,001.(xx)	7,000,000	7,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $5,001,021, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $5,100,012.(xx)	5,000,000	5,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $250,022, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-2.125%, maturing 3/15/19-12/31/22; total market value $255,008.(xx)	250,000	250,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $5,001,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/31/17-5/15/44; total market value $5,100,000.(xx)	5,000,000	5,000,000

Total Repurchase Agreements		36,902,722

Total Short-Term Investments (3.8%) (Cost $43,345,552)		43,345,517

Total Investments (102.1%) (Cost $648,212,418)		1,153,485,344
Other Assets Less Liabilities (-2.1%)		(24,111,290)

Net Assets (100%)		$1,129,374,054

*	Non-income producing.

†	Security (totaling $5,220 or 0.0% of net assets) held at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,936,740.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $37,248,729. This was secured by cash collateral of $36,902,722 which was subsequently invested in joint repurchase agreements with a total value of $36,902,722, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $918,731 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/5/15-11/15/46.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

At September 30, 2017, the Portfolio had the following futures contracts open: (Note 1)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	12	12/2017	USD	1,435,800	(2,096)
S&P 500 E-Mini Index	15	12/2017	USD	1,887,075	33,332
S&P Midcap 400 E-Mini Index	4	12/2017	USD	718,280	21,985

					53,221

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Common Stocks
Consumer Discretionary	$185,574,092	$—	$—	$185,574,092
Consumer Staples	45,438,609	—	—	45,438,609
Energy	20,555,891	—	—	20,555,891
Financials	40,710,759	—	—	40,710,759
Health Care	216,293,912	—	—	216,293,912
Industrials	106,081,910	—	—	106,081,910
Information Technology	434,066,603	—	—	434,066,603
Materials	29,884,982	—	—	29,884,982
Real Estate	21,411,938	—	—	21,411,938
Telecommunication Services	9,334,670	—	—	9,334,670
Utilities	747,068	—	—	747,068
Futures	55,317	—	—	55,317
Rights
Health Care	34,173	—	5,220	39,393
Short-Term Investments
Investment Companies	6,442,795	—	—	6,442,795
Repurchase Agreements	—	36,902,722	—	36,902,722

Total Assets	$1,116,632,719	$36,902,722	$5,220	$1,153,540,661

Liabilities:
Futures	$(2,096)	$—	$—	$(2,096)

Total Liabilities	$(2,096)	$—	$—	$(2,096)

Total	$1,116,630,623	$36,902,722	$5,220	$1,153,538,565

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$513,110,782
Aggregate gross unrealized depreciation	(12,898,409)

Net unrealized appreciation	$500,212,373

Federal income tax cost of investment securities and derivative instruments, if applicable	$653,326,192

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (10.4%)
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		$324,897	$344,326
Ally Master Owner Trust,
Series 2017-1 A
1.634%, 2/15/21(l)		500,000	500,927
American Airlines Pass-Through Trust,
Series 2015-1 A
3.375%, 5/1/27		162,706	163,699
AmeriCredit Automobile Receivables,
Series 2016-1 A2A
1.520%, 6/10/19		18,709	18,709
AmeriCredit Automobile Receivables Trust,
Series 2017-1 A2A
1.510%, 5/18/20		438,429	438,130
Apidos CLO XVI,
Series 2013-16A A1R
2.286%, 1/19/25(l)§		250,000	249,875
Series 2013-16A BR
3.256%, 1/19/25(l)§		250,000	250,000
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2016-FL1A A
2.934%, 9/15/26(l)§		100,000	101,030
Atlas Senior Loan Fund II Ltd.,
Series 2012-2A AR
2.541%, 1/30/24(l)§		484,594	484,979
B2R Mortgage Trust,
Series 2015-1 A1
2.524%, 5/15/48§		82,039	81,094
Series 2015-2 A
3.336%, 11/15/48§		92,472	92,220
Series 2016-1 A
2.567%, 6/15/49§		576,458	566,843
Babson CLO Ltd.,
Series 2014-3A AR
2.624%, 1/15/26(l)§		500,000	504,399
Series 2014-3A D1
4.804%, 1/15/26(l)§		500,000	500,768
Series 2014-IIA AR
2.454%, 10/17/26(l)§		400,000	401,500
Betony CLO Ltd.,
Series 2015-1A D
4.904%, 4/15/27(l)§		500,000	500,738
BlueMountain CLO Ltd.,
Series 2013-1A A1R
2.707%, 1/20/29(l)§		250,000	252,012
Series 2015-2A D
4.854%, 7/18/27(l)§		250,000	251,497
Brookside Mill CLO Ltd.,
Series 2013-1A A1
2.454%, 4/17/25(l)§		481,911	482,921
Canyon Capital CLO Ltd.,
Series 2006-1A D
2.920%, 12/15/20(l)§		500,000	498,698
Series 2014-1A C
4.561%, 4/30/25(l)§		250,000	250,621
Capital One Multi-Asset Execution Trust,
Series 2016-A1 A1
1.684%, 2/15/22(l)		500,000	502,619
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-3A A1AR
2.467%, 7/27/26(l)§		500,000	502,271
Series 2014-5A A1R
2.444%, 10/16/25(l)§		400,000	401,336
Cent CLO 19 Ltd.,
Series 2013-19A A1A
2.641%, 10/29/25(l)§		250,000	250,553
Chapel BV,
Series 2007 A2
0.029%, 7/17/66(l)(m)	EUR	329,870	386,004
Chase Issuance Trust,
Series 2017-A1 A
1.534%, 1/18/22(l)		$500,000	501,880
CIFC Funding Ltd.,
Series 2013-3A A1AR
2.333%, 10/24/25(l)§		400,000	400,023
Series 2014-5A A2R
2.704%, 1/17/27(l)§		600,000	603,491
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1
1.527%, 10/25/36(l)		5,000,000	4,953,594
Colony American Homes,
Series 2015-1A A
2.434%, 7/17/32(l)§		95,915	96,307
Continental Airlines Pass-Through Trust,
Series 2010-1 B
6.000%, 1/12/19		256,911	262,204
Cork Street CLO Designated Activity Co.,
Series 1A A1BE
1.350%, 11/27/28(l)§	EUR	500,000	591,742
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
2.454%, 1/16/26(l)§		$400,000	400,178
DB Master Finance LLC,
Series 2015-1A A2I
3.262%, 2/20/45§		1,950,000	1,946,465
Dorchester Park CLO Ltd.,
Series 2015-1A C
4.507%, 1/20/27(l)§		250,000	250,031
Series 2015-1A D
4.857%, 1/20/27(l)§		250,000	250,476
Doric Nimrod Air Alpha Pass- Through Trust,
Series 2013-1 A
5.250%, 5/30/23§		1,085,437	1,140,360
Dryden 30 Senior Loan Fund,
Series 2013-30A A
2.565%, 11/15/25(l)§		500,000	501,742
Dryden 34 Senior Loan Fund,
Series 2014-34A AR
2.464%, 10/15/26(l)§		500,000	502,659
Series 2014-34A DR
4.704%, 10/15/26(l)§		500,000	503,079
Earnest Student Loan Program LLC,
Series 2016-C A2
2.680%, 7/25/35§		841,116	833,360
Emerson Park CLO Ltd.,
Series 2013-1A A1AR
2.284%, 7/15/25(l)§		400,000	399,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Flagship Credit Auto Trust,
Series 2016-3 B
2.430%, 6/15/21§		$1,000,000	$1,002,719
Series 2017-1 A
1.930%, 12/15/21§		409,913	410,031
Flagship VII Ltd.,
Series 2013-7A A1R
2.427%, 1/20/26(l)§		400,000	400,277
Ford Credit Auto Lease Trust,
Series 2017-A A2A
1.560%, 11/15/19		200,000	199,894
Series 2017-A A2B
1.374%, 11/15/19(l)		500,000	500,250
GCAT LLC,
Series 2017-5 A1
3.228%, 7/25/47(e)§		3,362,314	3,367,088
Golden Credit Card Trust,
Series 2017-1A A
1.634%, 2/15/21(l)§		500,000	501,785
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR
2.681%, 10/29/26(l)§		1,000,000	1,001,844
GSAA Home Equity Trust,
Series 2007-10 A2A
6.500%, 11/25/37		2,957,188	2,244,842
Series 2007-8 A2
1.587%, 8/25/37(l)		662,124	616,447
GSAA Trust,
Series 2006-5 2A1
1.307%, 3/25/36(l)		17,572	10,564
Harbourmaster Pro-Rata CLO 3 BV,
Series PR3A A2
0.031%, 9/20/23(l)§	EUR	159,121	187,289
Hildene CLO II Ltd.,
Series 2014-2A AR
2.486%, 7/19/26(l)§		$500,000	500,720
Hildene CLO III Ltd.,
Series 2014-3A AR
2.507%, 10/20/26(l)§		500,000	500,526
Invitation Homes Trust,
Series 2014-SFR2 C
3.434%, 9/17/31(l)§		100,000	100,000
Series 2015-SFR3 A
2.534%, 8/17/32(l)§		95,472	95,873
Jamestown CLO VI Ltd.,
Series 2015-6A A1AR
2.466%, 2/20/27(l)§		500,000	500,001
JMP Credit Advisors CLO III Ltd.,
Series 2014-1A AR
2.544%, 10/17/25(l)§		500,000	501,253
KKR Financial CLO Ltd.,
Series 2013-2A A1AR
2.763%, 1/23/26(l)§		500,000	500,716
KVK CLO Ltd.,
Series 2013-2A AR
2.454%, 1/15/26(l)§		600,000	600,267
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§		2,875,000	2,953,280
Latam Airlines Pass-Through Trust,
Series 2015-1 B
4.500%, 11/15/23		420,279	421,960
Lockwood Grove CLO Ltd.,
Series 2014-1A A1R
2.784%, 4/25/25(l)§		500,000	501,340
Madison Park Funding XIII Ltd.,
Series 2014-13A AR
2.416%, 1/19/25(l)§		600,000	603,022
Marathon CLO VII Ltd.,
Series 2014-7A A1R
2.634%, 10/28/25(l)§		500,000	501,722
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
2.504%, 4/18/25(l)§		400,000	400,661
Mountain View CLO Ltd.,
Series 2014-1A AR
2.544%, 10/15/26(l)§		500,000	501,247
MP CLO IV Ltd.,
Series 2013-2A ARR
2.594%, 7/25/29(l)§		500,000	501,827
MP CLO V Ltd.,
Series 2014-1A AR
2.554%, 7/18/26(l)§		500,000	500,998
Navient Private Education Loan Trust,
Series 2014-CTA B
2.984%, 10/17/44(l)§		100,000	100,922
Nomura Home Equity Loan, Inc.
Home Equity Loan Trust,
Series 2007-1 2A1A
1.397%, 2/25/37(l)		3,363,684	2,915,274
Octagon Investment Partners 27 Ltd.,
Series 2016-1A C
4.304%, 7/15/27(l)§		250,000	251,875
OneMain Financial Issuance Trust,
Series 2014-1A B
3.240%, 6/18/24§		100,000	100,054
Series 2015-1A A
3.190%, 3/18/26§		155,000	156,465
Series 2015-1A B
3.850%, 3/18/26§		500,000	501,810
Series 2016-2A A
4.100%, 3/20/28§		100,000	101,724
OZLM Funding V Ltd.,
Series 2013-5A A1R
2.434%, 1/17/26(l)§		500,000	500,499
Palmer Square CLO Ltd.,
Series 2013-2A A1AR
2.524%, 10/17/27(l)§		400,000	403,167
Pennsylvania Higher Education
Assistance Agency,
Series 2009-1 A1
2.214%, 7/25/29(l)		362,084	362,821
Pretium Mortgage Credit Partners I LLC,
Series 2017-NPL3 A1
3.250%, 6/29/32(e)§		2,358,570	2,362,149
Progress Residential Trust,
Series 2015-SFR2 A
2.740%, 6/12/32§		98,561	98,994
Series 2016-SFR1 A
2.734%, 9/17/33(l)§		198,376	201,236
PRPM LLC,
Series 2017-2A A1
0.000%, 9/25/22(b)(e)§		3,000,000	2,999,710
RAMP Trust,
Series 2005-RS9 AI4
1.557%, 11/25/35(l)		1,629,089	1,424,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
RASC Trust,
Series 2007-EMX1 A13
1.434%, 1/25/37(l)	$3,438,891	$3,005,570
Series 2007-KS3 AI3
1.487%, 4/25/37(l)	3,128,756	3,060,848
Regatta V Funding Ltd.,
Series 2014-1A A1AR
2.474%, 10/25/26(l)§	500,000	501,386
Santander Drive Auto Receivables Trust,
Series 2017-1 A2
1.490%, 2/18/20	419,238	419,019
SBA Small Business Investment Cos.,
Series 2008-P10B 1
5.944%, 8/10/18	137,152	140,164
Scholar Funding Trust,
Series 2013-A A
1.884%, 1/30/45(l)§	173,061	171,304
SLM Private Credit Student Loan Trust,
Series 2005-A A3
1.520%, 6/15/23(l)	85,270	85,099
Series 2006-B A5
1.590%, 12/15/39(l)	112,061	106,365
SLM Private Education Loan Trust,
Series 2011-C A2A
4.484%, 10/17/44(l)§	116,965	121,329
Series 2012-E A2B
2.984%, 6/15/45(l)§	211,461	213,601
Series 2013-B A2A
1.850%, 6/17/30§	487,054	487,119
Series 2013-C A2B
2.634%, 10/15/31(l)§	148,676	150,435
SLM Student Loan Trust,
Series 2007-3 A3
1.354%, 4/25/19(l)	284,516	283,998
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§	100,000	98,923
SoFi Professional Loan Program LLC,
Series 2016-D A1
2.187%, 1/25/39(l)§	413,391	417,695
Sprint Spectrum Co. LLC,
3.360%, 9/20/21§	598,000	606,252
Staniford Street CLO Ltd.,
Series 2014-1A AR
2.500%, 6/15/25(l)§	500,000	500,412
Structured Asset Receivables Trust,
Series 2003-2A CTFS
0.705%, 1/21/11(l)(r)§†	976	—
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
2.454%, 1/17/26(l)§	400,000	400,180
Series 2013-1A A2R
2.474%, 1/17/26(l)§	400,000	400,204
TCI-Flatiron CLO Ltd.,
Series 2016-1A B
3.504%, 7/17/28(l)§	250,000	252,416
Series 2016-1A C
4.354%, 7/17/28(l)§	250,000	253,043
THL Credit Wind River CLO Ltd.,
Series 2014-2A A2
2.754%, 7/15/26(l)§	700,000	700,328
Tralee CLO III Ltd.,
Series 2014-3A A1R
2.757%, 7/20/26(l)§	700,000	700,995
Tricon American Homes Trust,
Series 2015-SFR1 A
2.571%, 5/17/32(l)§	86,038	85,921
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	752,712	735,776
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26	78,022	79,112
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	22,502	23,653
Series 2004-20C 1
4.340%, 3/1/24	206,804	213,862
Series 2005-20B 1
4.625%, 2/1/25	19,801	20,677
Series 2008-20G 1
5.870%, 7/1/28	307,286	337,206
Venture XVIII CLO Ltd.,
Series 2014-18A A
2.754%, 10/15/26(l)§	1,000,000	1,000,353
VOLT LIX LLC,
Series 2017-NPL6 A1
3.250%, 5/25/47(e)§	3,094,763	3,095,230
VOLT LXI LLC,
Series 2017-NPL8 A1
3.125%, 6/25/47(e)§	2,229,810	2,231,687
Wellfleet CLO Ltd.,
Series 2017-2A A1
2.579%, 10/20/29(l)§	500,000	502,290
Westlake Automobile Receivables Trust,
Series 2017-1A A2
1.780%, 4/15/20§	400,000	400,166

Total Asset-Backed Securities		78,027,887

Collateralized Mortgage Obligations (12.9%)
Agate Bay Mortgage Trust,
Series 2015-6 A3
3.500%, 9/25/45(l)§	2,206,272	2,238,589
Alternative Loan Trust,
Series 2006-OA22 A1
1.397%, 2/25/47(l)	65,441	62,730
Series 2006-OA6 1A2
1.447%, 7/25/46(l)	37,306	35,803
Series 2007-OH1 A1D
1.447%, 4/25/47(l)	74,439	66,628
American Home Mortgage Investment Trust,
Series 2004-3 5A
3.229%, 10/25/34(l)	12,104	12,231
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
3.881%, 7/25/36(l)	3,305,456	3,026,608

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Bear Stearns ARM Trust,
Series 2004-8 11A2
3.496%, 11/25/34(l)		$534,754	$521,322
Series 2005-1 2A1
3.450%, 3/25/35(l)		269,283	263,040
Chase Mortgage Finance Trust,
Series 2005-S2 A15
5.500%, 10/25/35		216,025	216,929
Series 2007-S3 1A12
6.000%, 5/25/37		2,637,378	2,223,507
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		1,577,486	1,570,215
Series 2005-24 A1
5.500%, 11/25/35		824,800	732,478
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36		2,675,527	2,605,297
COLT Mortgage Loan Trust,
Series 2016-1 A1
3.000%, 5/25/46§		179,748	182,728
CSMC,
Series 2011-17R 1A2
5.750%, 2/27/37§		2,315,823	2,407,755
CSMC Trust,
Series 2014-WIN1 2A4
3.000%, 9/25/44(l)§		867,413	864,621
Series 2015-1 A1
2.500%, 1/25/45(l)§		1,870,632	1,827,884
EMF NL BV,
Series 2008-2X A2
0.670%, 7/17/41(l)(m)	EUR	435,000	473,348
Eurohome UK Mortgages plc,
Series 2007-1 A
0.477%, 6/15/44(l)(m)	GBP	473,364	613,897
EuroMASTR plc,
Series 2007-1V A2
0.527%, 6/15/40(l)(m)		278,990	358,783
Eurosail-UK plc,
Series 2007-4X A3
1.252%, 6/13/45(l)(m)		764,888	1,027,029
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$2,264,709	2,545,730
Series 4316 BZ
3.000%, 3/15/44		4,520,000	4,311,345
Series 4430 NZ
3.000%, 1/15/45		4,332,716	4,012,966
Series 4438 B
3.000%, 10/15/43		1,829,444	1,860,208
Series 4440 ZD
2.500%, 2/15/45		6,399,857	5,598,073
Series 4499 AB
3.000%, 6/15/42		2,300,698	2,323,841
Series 4624 GA
2.500%, 4/15/40		1,837,101	1,835,703
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		1,379,838	1,115,366
FNMA,
Series 2012-103 ZP
3.000%, 9/25/42		873,461	818,095
Series 2013-123 PZ
2.700%, 3/25/43		4,482,089	4,161,932
Series 2015-11 A
3.000%, 5/25/34		2,470,354	2,540,751
Series 2016-72 PA
3.000%, 7/25/46		3,765,152	3,802,379
Series 2016-81 PA
3.000%, 2/25/44		2,826,253	2,832,390
Series 2017-4 CH
3.000%, 6/25/42		4,172,849	4,276,130
GNMA,
Series 2013-116 LS
4.914%, 8/20/43IO IO(l)		3,223,285	520,401
Series 2013-26 MS
5.014%, 2/20/43IO IO(l)		3,047,825	549,000
Series 2014-20 TS
4.864%, 2/20/44IO IO(l)		3,021,980	494,817
Series 2015-28 LZ
4.000%, 2/20/45		1,826,111	1,934,760
Series 2015-H15 FC
1.811%, 6/20/65(l)		404,721	403,418
Series 2015-H16 FM
1.831%, 7/20/65(l)		686,680	685,130
Series 2015-H18 FB
1.831%, 7/20/65(l)		408,942	408,039
Series 2015-H19 FK
1.831%, 8/20/65(l)		785,776	784,021
Series 2015-H20 FB
1.831%, 8/20/65(l)		445,897	444,890
Series 2015-H20 FC
1.851%, 8/20/65(l)		1,710,924	1,708,682
Series 2015-H22 FC
1.831%, 9/20/65(l)		866,597	864,609
Series 2015-H29 FA
1.931%, 10/20/65(l)		774,344	776,790
Series 2016-H11 F
2.031%, 5/20/66(l)		484,215	487,861
Series 2016-H14 FA
2.031%, 6/20/66(l)		482,824	486,557
Series 2016-H15 FA
2.031%, 7/20/66(l)		590,472	594,886
Series 2016-H19 FE
1.601%, 6/20/61(l)		304,637	304,749
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
1.451%, 6/18/39(l)(m)		699,742	679,329
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
3.204%, 9/25/35(l)		118,519	120,714
Series 2006-AR2 2A1
3.390%, 4/25/36(l)		97,626	88,625
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
3.695%, 1/19/35(l)		348,476	343,750
HomeBanc Mortgage Trust,
Series 2005-4 A1
1.507%, 10/25/35(l)		79,781	78,484
Impac CMB Trust,
Series 2003-8 2A1
2.137%, 10/25/33(l)		8,494	8,417
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
3.408%, 6/25/37(l)		1,627,732	1,438,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36§		$2,146,003	$1,781,366
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		1,213,630	1,044,405
Series 2006-A3 6A1
3.600%, 8/25/34(l)		59,676	60,225
Series 2007-A1 3A3
3.641%, 7/25/35(l)		84,840	86,919
Series 2017-2 A6
3.000%, 5/25/47(l)§		341,253	344,879
Series 2017-3 1A6
3.000%, 8/25/47(l)§		455,529	459,806
JP Morgan Resecuritization Trust,
Series 2009-7 2A1
6.000%, 2/27/37(l)§		167,761	168,744
Kensington Mortgage Securities plc,
Series 2007-1X A3C
1.489%, 6/14/40(l)(m)		307,400	296,397
Ludgate Funding plc,
Series 2007-1 A2A
0.464%, 1/1/61(l)(m)	GBP	144,645	183,477
Series 2008-W1X A1
0.904%, 1/1/61(l)(m)		384,252	501,185
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$286,764	288,670
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A
2.955%, 12/25/32(l)		20,369	20,159
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
1.565%, 4/16/36(l)§		462,145	392,833
MortgageIT Trust,
Series 2005-4 A1
1.517%, 10/25/35(l)		574,161	566,591
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		970,184	1,004,548
Nomura Resecuritization Trust,
Series 2014-7R 2A3
1.432%, 12/26/35(l)§		484,505	476,613
RBSSP Resecuritization Trust,
Series 2009-12 18A1
2.995%, 12/25/35(l)§		180,239	183,790
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
1.577%, 6/25/35(l)§		90,500	83,483
Series 2006-R1 AF1
1.577%, 1/25/36(l)§		310,531	279,767
Residential Asset Securitization Trust,
Series 2006-A9CB A7
6.000%, 9/25/36		4,919,607	3,284,737
ResLoC UK plc,
Series 2007-1X A3B
0.487%, 12/15/43(l)(m)	GBP	155,938	199,374
RFMSI Trust,
Series 2006-SA2 3A1
4.552%, 8/25/36(l)		$1,530,413	1,358,269
Sequoia Mortgage Trust,
Series 10 2A1
1.996%, 10/20/27(l)		4,141	3,949
Series 2003-4 2A1
1.586%, 7/20/33(l)		18,455	17,379
Series 6 A
1.877%, 4/19/27(l)		261,751	247,117
Shellpoint Co-Originator Trust,
Series 2017-1 A4
3.500%, 4/25/47(l)§		2,883,136	2,937,644
Springleaf Mortgage Loan Trust,
Series 2013-2A A
1.780%, 12/25/65(l)§		256,820	256,454
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1
3.460%, 11/25/34(l)		131,322	130,849
Series 2004-4 2A
3.420%, 4/25/34(l)		561,645	564,964
Series 2005-19XS 2A1
1.537%, 10/25/35(l)		565,335	556,123
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
1.487%, 7/19/35(l)		77,603	73,808
Series 2006-AR3 12A1
1.457%, 5/25/36(l)		317,454	290,750
Trinity Square plc,
Series 2015-1A A
1.445%, 7/15/51(l)§	GBP	227,205	307,019
Uropa Securities plc,
Series 2007-1 A3A
0.497%, 10/10/40(l)(m)		800,000	1,020,363
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
2.289%, 8/25/42(l)		$12,245	11,817

Total Collateralized Mortgage Obligations			97,057,060

Commercial Mortgage-Backed Securities (4.7%)
245 Park Avenue Trust,
Series 2017-245P XA
0.271%, 6/5/37 IO(l)§		1,000,000	16,276
Americold LLC,
Series 2010-ARTA C
6.811%, 1/14/29§		100,000	110,902
AOA Mortgage Trust,
Series 2015-1177 C
3.110%, 12/13/29(l)§		100,000	99,755
Aventura Mall Trust,
Series 2013-AVM D
3.867%, 12/5/32(l)§		100,000	102,197
Series 2013-AVM E
3.867%, 12/5/32(l)§		280,000	284,973
BAMLL Commercial Mortgage Securities Trust,
3.166%, 1/15/28(l)		100,000	100,213
Series 2013-DSNY E
3.834%, 9/15/26(l)§		100,000	99,598
Series 2015-ASHF C
3.234%, 1/15/28(b)(l)§		100,000	100,195
Series 2015-ASHF D
4.234%, 1/15/28(l)§		140,000	140,414
Series 2016-ASHF A
3.134%, 12/15/33(l)§		500,000	509,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Banc of America Commercial Mortgage Trust,
Series 2007-1 AMFX
5.482%, 1/15/49(l)	$5,480	$5,460
Series 2017-BNK3 XB
0.783%, 2/15/50 IO(l)	1,000,000	49,230
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§	900,000	920,188
BBCMS Mortgage Trust,
Series 2017-DELC C
2.434%, 8/15/36(l)§	53,000	52,970
Series 2017-DELC D
2.934%, 8/15/36(l)§	60,000	59,964
Series 2017-DELC E
3.734%, 8/15/36(l)§	127,000	127,002
Series 2017-DELC F
4.734%, 8/15/36(l)§	121,000	120,928
BBCMS Trust,
Series 2014-BXO E
3.787%, 8/15/27(l)§	271,000	271,518
Series 2015-RRI A
2.484%, 5/15/32(l)§	860,710	861,253
Series 2015-SRCH A1
3.312%, 8/10/35§	100,000	102,323
Series 2015-SRCH XA
1.122%, 8/10/35 IO(l)§	1,000,000	72,123
BB-UBS Trust,
Series 2012-SHOW XA
0.730%, 11/5/36 IO(l)§	2,277,000	89,420
BHMS Mortgage Trust,
Series 2014-ATLS AFL
2.731%, 7/5/33(l)§	336,300	336,300
BWAY Mortgage Trust,
Series 2013-1515 C
3.446%, 3/10/33§	100,000	99,825
BX Trust,
Series 2017-APPL D
3.284%, 7/15/34(l)§	85,000	85,003
Series 2017-APPL E
4.384%, 7/15/34(l)§	131,000	131,164
Series 2017-SLCT D
3.284%, 7/15/34(l)§	82,000	82,003
Series 2017-SLCT E
4.384%, 7/15/34(l)§	134,000	134,248
BXHTL Mortgage Trust,
Series 2015-JWRZ A
2.465%, 5/15/29(l)§	100,000	100,000
BXP Trust,
Series 2017-CC D
3.670%, 8/13/37(l)§	30,000	29,134
Series 2017-GM A
3.379%, 6/13/39§	65,000	66,190
Series 2017-GM D
3.539%, 6/13/39(l)§	230,000	220,676
CCRESG Commercial Mortgage Trust,
Series 2016-HEAT D
5.671%, 4/10/29(l)§	10,000	10,016
CD Mortgage Trust,
Series 2006-CD3 AM
5.648%, 10/15/48	111,013	112,577
Series 2007-CD5 AMA
6.581%, 11/15/44(l)	129,647	129,587
Series 2017-CD3 A4
3.631%, 2/10/50	10,000	10,408
Series 2017-CD3 XA
1.198%, 2/10/50 IO(l)	299,192	22,277
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48	10,000	10,487
Series 2016-C4 XA
1.921%, 5/10/58 IO(l)	1,251,965	137,818
Series 2016-C4 XB
0.892%, 5/10/58 IO(l)	110,000	5,953
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC A
2.017%, 7/15/28(l)§	100,000	100,000
Series 2017-BIOC D
2.827%, 7/15/28(l)§	100,000	99,873
Chicago Skyscraper Trust,
Series 2017-SKY D
3.734%, 2/15/30(l)§	100,000	101,001
Citigroup Commercial Mortgage Trust,
Series 2013-SMP XA
0.801%, 1/12/30 IO(l)§	2,710,311	197
Series 2015-GC27 B
3.772%, 2/10/48	300,000	300,835
Series 2015-SHP2 A
2.515%, 7/15/27(l)§	900,000	899,988
Series 2016-GC37 D
2.788%, 4/10/49§	50,000	35,359
Series 2016-P3 C
4.997%, 4/15/49(l)	30,000	31,558
Series 2016-P4 A4
2.902%, 7/10/49	175,000	172,600
Series 2016-P6 A5
3.720%, 12/10/49(l)	160,000	168,082
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2 AJFX
5.568%, 4/15/47(l)	318,754	324,800
Cold Storage Trust,
Series 2017-ICE3 A
2.234%, 4/15/36(l)§	87,000	87,269
Series 2017-ICE3 C
2.584%, 4/15/36(l)§	106,000	106,401

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
COMM Mortgage Trust,
Series 2013-CR6 XA
1.479%, 3/10/46 IO(l)	$898,726	$28,233
Series 2013-WWP D
3.898%, 3/10/31§	100,000	103,339
Series 2014-CR16 A4
4.051%, 4/10/47	108,000	115,393
Series 2014-CR17 A5
3.977%, 5/10/47	123,000	131,018
Series 2014-CR18 A4
3.550%, 7/15/47	10,000	10,393
Series 2014-CR19 A5
3.796%, 8/10/47	50,000	52,591
Series 2014-LC15 A4
4.006%, 4/10/47	20,000	21,294
Series 2015-3BP B
3.346%, 2/10/35(l)§	300,000	303,200
Series 2015-3BP XA
0.168%, 2/10/35 IO(l)§	1,287,000	8,573
Series 2015-CR22 C
4.261%, 3/10/48(l)	480,250	479,702
Series 2015-CR22 XA
1.134%, 3/10/48 IO(l)	3,904,634	192,588
Series 2015-CR23 XA
1.129%, 5/10/48 IO(l)	755,027	37,421
Series 2015-CR25 D
3.947%, 8/10/48(l)	20,000	16,119
Series 2015-CR26 ASB
3.373%, 10/10/48	2,000,000	2,062,123
Series 2015-DC1 D
4.498%, 2/10/48(l)§	300,000	237,355
Series 2015-DC1 XA
1.310%, 2/10/48 IO(l)	3,687,889	207,076
Series 2015-LC19 C
4.404%, 2/10/48(l)	110,000	111,532
Series 2016-COR1 ASB
2.972%, 10/10/49	1,000,000	1,003,115
Series 2017-COR2 D
3.000%, 9/10/50(b)§	100,000	80,024
Series 2017-COR2 XA
1.186%, 9/10/50 IO(l)	130,000	11,886
Commercial Mortgage Pass-Through Certificates,
Series 2014-CR14 A4
4.236%, 2/10/47(l)	50,000	53,959
Core Industrial Trust,
Series 2015-CALW D
3.979%, 2/10/34(l)§	300,000	307,116
Series 2015-TEXW XA
0.900%, 2/10/34 IO(l)§	1,000,000	29,767
Cosmopolitan Hotel Trust,
Series 2016-CSMO A
2.634%, 11/15/33(l)§	100,000	100,375
Countrywide Commercial Mortgage Trust,
Series 2007-MF1 A
6.462%, 11/12/43(l)§	30,545	30,560
Credit Suisse Commercial Mortgage Trust,
Series 2008-C1 A3
6.514%, 2/15/41(l)	10,853	10,885
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C4 F
5.234%, 10/15/39(l)§	200,000	204,971
Credit Suisse Mortgage Capital Certificates,
Series 2015-GLPB A
3.639%, 11/15/34§	100,000	104,812
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.442%, 4/15/50(l)	300,000	305,564
Series 2015-C1 D
3.942%, 4/15/50(l)§	100,000	86,712
Series 2015-C1 XA
1.090%, 4/15/50 IO(l)	4,418,405	221,891
CSMC Trust,
Series 2015-DEAL A
2.554%, 4/15/29(l)§	86,367	86,419
Series 2015-DEAL D
4.334%, 4/15/29(l)§	100,000	99,999
DBJPM Mortgage Trust,
Series 2016-C3 D
3.636%, 9/10/49(l)§	65,000	52,509
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	21,417
DBUBS Mortgage Trust,
Series 2011-LC1A E
5.685%, 11/10/46(l)§	100,000	104,967
Series 2011-LC3A PM2
5.268%, 5/10/44(l)§	217,000	230,395
FHLMC Multifamily Structured Pass-Through Certificates,
Series K034 A2
3.531%, 7/25/23(l)	20,000	21,182
Series K045 X1
0.580%, 1/25/25 IO(l)	227,787	6,455
Series K053 A2
2.995%, 12/25/25	188,000	191,905
Series K056 X1
1.401%, 5/25/26 IO(l)	178,400	15,784
Series K058 A2
2.653%, 8/25/26	20,000	19,799
Series K059 A2
3.120%, 9/25/26(l)	140,000	143,568
Series K060 A2
3.300%, 10/25/26	220,000	228,179
Series K061 A2
3.347%, 11/25/26(l)	250,000	260,431
Series K062 A2
3.413%, 12/25/26	29,565	30,933
Series K063 A2
3.430%, 1/25/27(l)	180,000	188,572
Series K064 X1
0.745%, 3/25/27 IO(l)	599,315	29,233
Series K065 A2
3.243%, 4/25/27	160,000	165,205
Series K065 X1
0.816%, 4/25/27 IO(l)	459,824	25,132
Series K067 A2
3.194%, 7/25/27	30,000	30,795
Series K721 X1
0.456%, 8/25/22 IO(l)	287,739	4,068
Series K722 X1
1.442%, 3/25/23 IO(l)	2,807,509	161,770
Series KW03 X1
0.847%, 6/25/27 IO(l)	130,000	7,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA ACES,
Series 2013-M4 X1
4.083%, 2/25/18 IO(l)	$485,071	$503
Series 2016-M4 X2
2.800%, 1/25/39 IO(l)	226,497	26,676
Series 2017-M7 A2
2.961%, 2/25/27(l)	253,000	254,513
Series 2017-M8 A2
3.061%, 5/25/27(l)	260,000	263,773
FREMF Mortgage Trust,
Series 2015-K48 B
3.761%, 8/25/48(l)§	10,000	10,037
Series 2017-K64 B
4.116%, 3/25/27(l)§	126,667	127,468
Series 2017-K725 B
4.012%, 2/25/24(l)§	80,000	81,195
GAHR Commercial Mortgage Trust,
Series 2015-NRF AFL1
2.534%, 12/15/34(l)§	8,601	8,615
GNMA,
Series 2012-120 IO
0.794%, 2/16/53 IO(l)	498,744	23,214
Series 2012-23 IO
0.800%, 6/16/53 IO(l)	76,256	2,294
Series 2013-191 IO
0.762%, 11/16/53 IO(l)	50,229	1,983
Series 2016-158 IO
0.909%, 6/16/58 IO(l)	125,146	9,281
Series 2016-87 IO
1.007%, 8/16/58 IO(l)	176,903	13,472
Series 2017-100 IO
0.810%, 5/16/59 IO(l)	149,690	10,640
Series 2017-111 IO
0.741%, 2/16/59 IO(l)	429,045	32,077
Series 2017-69 IO
0.801%, 7/16/59 IO(l)	100,000	7,230
GS Mortgage Securities Corp. II,
Series 2013-KING D
3.550%, 12/10/27(l)§	100,000	100,513
Series 2013-KING XA
0.844%, 12/10/27 IO(l)§	1,112,662	15,356
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§	500,000	511,196
Series 2017-500K D
2.534%, 7/15/32(l)§	20,000	20,016
GS Mortgage Securities Trust,
Series 2014-GC20 B
4.529%, 4/10/47(l)	30,000	30,626
Series 2015-GC28 XA
1.287%, 2/10/48 IO(l)	3,751,457	204,536
Series 2015-GC32 C
4.559%, 7/10/48(l)	60,000	59,463
Series 2015-GC32 D
3.345%, 7/10/48	120,000	100,231
Series 2015-GS1 XA
0.975%, 11/10/48 IO(l)	1,976,858	103,778
Series 2016-GS3 XA
1.404%, 10/10/49 IO(l)	393,035	32,942
Series 2017-GS5 XA
0.972%, 3/10/50 IO(l)	187	12
Series 2017-GS7 A4
3.430%, 8/10/50	20,000	20,390
Series 2017-GS7 D
3.000%, 8/10/50§	10,000	8,534
Series 2017-GS7 E
3.000%, 8/10/50§	10,000	8,129
Series 2017-GS7 XA
1.290%, 8/10/50 IO(l)	2,525,000	214,337
GSCCRE Commercial Mortgage Trust,
Series 2015-HULA D
4.984%, 8/15/32(l)§	200,000	200,753
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	110,000	110,394
IMT Trust,
Series 2017-APTS AFX
3.478%, 6/15/34§	100,000	102,504
Series 2017-APTS DFX
3.613%, 6/15/34(l)§	100,000	97,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 AM
5.372%, 5/15/47	$154,688	$154,742
Series 2007-C1 AM
6.277%, 2/15/51(l)	300,000	299,845
Series 2007-CB18 AM
5.466%, 6/12/47(l)	57,485	57,415
Series 2014-DSTY A
3.429%, 6/10/27§	100,000	101,065
Series 2014-PHH A
2.684%, 8/15/27(l)§	300,000	300,013
Series 2015-JP1 C
4.900%, 1/15/49(l)	80,000	83,689
Series 2015-SGP A
2.934%, 7/15/36(l)§	92,717	92,778
Series 2015-UES C
3.742%, 9/5/32(l)§	100,000	102,088
Series 2016-ASH B
3.384%, 10/15/34(l)§	128,000	128,640
Series 2016-ASH C
3.984%, 10/15/34(l)§	72,000	72,451
Series 2016-ATRM D
5.355%, 10/5/28§	100,000	100,214
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	12,726
Series 2017-FL10 B
2.234%, 6/15/32(l)§	51,000	51,000
Series 2017-FL10 C
2.484%, 6/15/32(l)§	39,000	39,000
Series 2017-FL10 D
3.134%, 6/15/32(l)§	126,000	125,388
Series 2017-MAUI C
2.484%, 7/15/34(l)§	55,000	54,727
Series 2017-MAUI D
3.184%, 7/15/34(l)§	151,000	151,047
Series 2017-MAUI E
4.184%, 7/15/34(l)§	45,000	45,084
Series 2017-MAUI F
4.984%, 7/15/34(l)§	64,000	64,160
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	50,000	52,544
Series 2014-C22 A4
3.801%, 9/15/47	10,000	10,503
Series 2014-C25 XA
1.122%, 11/15/47 IO(l)	3,907,268	189,593
Series 2015-C27 D
3.984%, 2/15/48(l)§	300,000	245,198
Series 2015-C27 XA
1.500%, 2/15/48 IO(l)	3,166,421	200,472
Series 2015-C32 XA
1.637%, 11/15/48 IO(l)	2,438,104	154,653
Series 2015-C33 C
4.772%, 12/15/48(l)	221,000	229,354
Series 2015-C33 D1
4.272%, 12/15/48(l)§	200,000	192,809
Series 2016-C1 XA
1.553%, 3/15/49 IO(l)	992,893	78,768
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7 B
4.050%, 9/15/50	10,000	10,212
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.861%, 6/15/49 IO(l)	1,809,456	171,974
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	1,800,000	98,457
LB-UBS Commercial Mortgage Trust,
Series 2007-C7 AJ
6.389%, 9/15/45(l)	300,000	303,416
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	298,870
LMREC, Inc.,
Series 2015-CRE1 A
2.986%, 2/22/32(l)§	300,000	303,293
Lone Star Portfolio Trust,
Series 2015-LSP A1A2
3.034%, 9/15/28(l)§	49,739	49,895
Series 2015-LSP D
5.234%, 9/15/28(l)§	85,322	86,385
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
1.392%, 3/10/50 IO(l)§	3,496,999	186,920
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16 A5
3.892%, 6/15/47	50,000	52,827
Series 2015-C20 ASB
3.069%, 2/15/48	1,000,000	1,023,943
Series 2015-C20 B
4.160%, 2/15/48	150,000	150,406
Series 2015-C20 C
4.611%, 2/15/48(l)	150,000	148,250
Series 2015-C20 XA
1.539%, 2/15/48 IO(l)	2,919,816	207,308
Series 2015-C21 C
4.300%, 3/15/48(l)	300,000	300,164
Series 2015-C22 XA
1.292%, 4/15/48 IO(l)	97,412	5,852
Series 2015-C23 D
4.272%, 7/15/50(l)§	100,000	85,606
Series 2015-C25 C
4.679%, 10/15/48(l)	280,000	290,205
Series 2015-C25 D
3.068%, 10/15/48	100,000	81,663
Series 2015-C26 XA
1.260%, 10/15/48 IO(l)	232,077	15,012
Series 2015-C27 ASB
3.557%, 12/15/47	500,000	520,542
Series 2016-C29 XB
1.117%, 5/15/49 IO(l)	1,020,000	73,244
Series 2016-C31 ASB
2.952%, 11/15/49	1,000,000	1,011,131
Series 2016-C31 C
4.464%, 11/15/49(l)	215,000	213,540
Series 2016-C31 XA
1.605%, 11/15/49 IO(l)	991,419	92,319
Series 2016-C32 A4
3.720%, 12/15/49	166,000	173,902
Series 2017-C33 C
4.558%, 5/15/50(l)	40,000	40,883

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley Capital I Trust,
Series 2014-CPT B
3.560%, 7/13/29(l)§	$500,000	$512,906
Series 2014-CPT E
3.560%, 7/13/29(l)§	100,000	100,767
Series 2015-XLF1 D
4.237%, 8/14/31(l)§	300,000	296,961
Series 2017-H1 A5
3.530%, 6/15/50	140,000	144,656
Series 2017-H1 C
4.281%, 6/15/50(l)	100,000	100,501
Series 2017-H1 D
2.546%, 6/15/50§	210,000	169,317
Series 2017-H1 XD
2.362%, 6/15/50 IO(l)§	300,000	51,404
Series 2017-PRME A
2.134%, 2/15/34(l)§	92,000	91,948
Series 2017-PRME B
2.584%, 2/15/34(l)§	50,000	49,361
Series 2017-PRME C
2.884%, 2/15/34(l)§	24,000	23,736
Series 2017-PRME D
4.634%, 2/15/34(l)§	129,000	129,103
Olympic Tower Mortgage Trust,
Series 2017-OT D
4.077%, 5/10/39(l)§	150,000	150,344
Series 2017-OT XA
0.511%, 5/10/39 IO(l)§	1,000,000	33,542
One Market Plaza Trust,
Series 2017-1MKT XCP
0.218%, 2/10/32 IO(l)§	1,000,000	5,921
Series 2017-1MKT XNCP
0.000%, 2/10/32 IO(l)§	200,000	—
Rosslyn Portfolio Trust,
Series 2017-ROSS A
2.184%, 6/15/33(l)§	108,000	107,750
Series 2017-ROSS B
2.484%, 6/15/33(l)§	108,000	107,580
TRU Trust,
Series 2016-TOYS A
3.484%, 11/15/30(l)§	195,043	194,557
UBS Commercial Mortgage Trust,
Series 2017-C1 XA
1.778%, 6/15/50 IO(l)	997,733	113,335
VNDO Mortgage Trust,
Series 2013-PENN D
4.079%, 12/13/29(b)(l)§	100,000	102,463
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33 AJ
6.221%, 2/15/51(l)	206,000	212,116
Waldorf Astoria Boca Raton Trust,
Series 2016-BOCA A
2.584%, 6/15/29(l)§	100,000	100,157
Series 2016-BOCA B
3.284%, 6/15/29(l)§	184,000	184,906
Series 2016-BOCA C
3.734%, 6/15/29(l)§	155,000	156,042
Wells Fargo Commercial Mortgage Trust,
Series 2014-TISH SCH1
3.984%, 1/15/27(l)§	25,000	25,011
Series 2015-C26 D
3.586%, 2/15/48§	300,000	228,453
Series 2015-C27 C
3.894%, 2/15/48	300,000	283,488
Series 2015-C27 XA
1.120%, 2/15/48 IO(l)	4,070,886	212,839
Series 2015-NXS1 XA
1.319%, 5/15/48 IO(l)	2,693,431	160,344
Series 2015-NXS2 A5
3.767%, 7/15/58(l)	170,000	178,802
Series 2015-NXS2 XA
0.923%, 7/15/58 IO(l)	4,620,387	183,531
Series 2015-NXS4 D
3.754%, 12/15/48(l)	30,000	26,808
Series 2016-BNK1 XD
1.410%, 8/15/49 IO(l)§	1,000,000	87,212
Series 2016-C33 C
3.896%, 3/15/59	129,000	126,534
Series 2016-C33 XA
1.969%, 3/15/59 IO(l)	1,720,419	180,959
Series 2016-C34 C
5.197%, 6/15/49(l)	202,000	209,042
Series 2017-C38 A5
3.453%, 7/15/50	20,000	20,536
Series 2017-C38 XA
1.238%, 7/15/50 IO(l)	2,651,120	209,645
Series 2017-C39 C
4.118%, 9/15/50	10,000	9,802
Series 2017-C39 D
4.502%, 9/15/50(l)§	10,000	9,474
Series 2017-C39 XA
1.294%, 9/15/50 IO(l)	2,517,248	214,115
WFRBS Commercial Mortgage Trust,
Series 2014-C21 A5
3.678%, 8/15/47	50,000	52,322

Total Commercial Mortgage-Backed Securities		35,002,920

Corporate Bonds (27.3%)
Consumer Discretionary (1.9%)
Auto Components (0.0%)
Delphi Automotive plc
4.250%, 1/15/26	87,000	92,643
4.400%, 10/1/46	61,000	61,403
Delphi Corp.
4.150%, 3/15/24	40,000	42,162
Lear Corp.
5.250%, 1/15/25	25,000	26,532

		222,740

Automobiles (0.3%)
Daimler Finance North America LLC
2.000%, 8/3/18§	900,000	902,260
2.250%, 3/2/20§	250,000	250,621
General Motors Co.
3.500%, 10/2/18	75,000	76,182
Hyundai Capital America
2.550%, 4/3/20§	441,000	439,948

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Volkswagen Group of America Finance LLC
1.650%, 5/22/18§	$600,000	$599,167

		2,268,178

Hotels, Restaurants & Leisure (0.1%)
Marriott International, Inc.
3.250%, 9/15/22	45,000	45,709
McDonald’s Corp.
3.500%, 7/15/20	29,000	30,120
2.750%, 12/9/20	20,000	20,357
3.700%, 1/30/26	75,000	78,339
4.700%, 12/9/35	130,000	143,037
4.875%, 12/9/45	24,000	26,818
MGM Resorts International
8.625%, 2/1/19	600,000	647,279
Starbucks Corp.
2.450%, 6/15/26	50,000	48,091

		1,039,750

Household Durables (0.1%)
DR Horton, Inc.
3.750%, 3/1/19	15,000	15,286
4.000%, 2/15/20	20,000	20,719
Newell Brands, Inc.
2.875%, 12/1/19	218,000	221,297
3.150%, 4/1/21	100,000	102,026
3.900%, 11/1/25	75,000	77,837
NVR, Inc.
3.950%, 9/15/22	27,000	28,185
Tupperware Brands Corp.
4.750%, 6/1/21	36,000	38,155
Whirlpool Corp.
4.000%, 3/1/24	30,000	31,553

		535,058

Internet & Direct Marketing Retail (0.1%)
Amazon.com, Inc.
2.400%, 2/22/23§	50,000	49,960
3.800%, 12/5/24	50,000	53,431
3.150%, 8/22/27§	50,000	50,336
3.875%, 8/22/37§	305,000	309,180
Expedia, Inc.
5.950%, 8/15/20	54,000	59,063
Priceline Group, Inc. (The)
2.750%, 3/15/23	50,000	49,974
QVC, Inc.
4.375%, 3/15/23	36,000	37,480

		609,424

Leisure Products (0.0%)
Hasbro, Inc.
3.500%, 9/15/27	15,000	14,871

Media (1.2%)
21st Century Fox America, Inc.
4.500%, 2/15/21	41,000	43,734
3.000%, 9/15/22	36,000	36,693
Altice Financing SA
6.625%, 2/15/23§	800,000	848,000
Altice Finco SA
7.625%, 2/15/25§	200,000	211,000
Altice Luxembourg SA
7.625%, 2/15/25§	300,000	322,500
CBS Corp.
2.300%, 8/15/19	123,000	123,701
3.700%, 8/15/24	62,000	63,575
4.000%, 1/15/26	900,000	930,950
Charter Communications Operating LLC
3.579%, 7/23/20	75,000	77,011
4.464%, 7/23/22	302,000	319,697
4.908%, 7/23/25	1,141,000	1,219,958
3.750%, 2/15/28§	210,000	205,590
6.384%, 10/23/35	97,000	113,611
6.484%, 10/23/45	84,000	98,339
5.375%, 5/1/47§	210,000	218,043
Comcast Corp.
3.125%, 7/15/22	45,000	46,621
2.750%, 3/1/23	100,000	101,040
3.375%, 8/15/25	133,000	137,464
3.150%, 3/1/26	125,000	126,357
4.250%, 1/15/33	30,000	32,245
4.400%, 8/15/35	140,000	152,091
3.200%, 7/15/36	187,000	176,038
4.750%, 3/1/44	166,000	184,648
4.600%, 8/15/45	45,000	49,248
3.400%, 7/15/46	38,000	34,773
Cox Communications, Inc.
3.150%, 8/15/24§	220,000	218,186
Discovery Communications LLC
2.950%, 3/20/23	25,000	25,049
3.800%, 3/13/24	128,000	131,989
Interpublic Group of Cos., Inc. (The)
3.750%, 2/15/23	9,000	9,348
NBCUniversal Media LLC
5.150%, 4/30/20	54,000	58,337
4.375%, 4/1/21	54,000	58,052
4.450%, 1/15/43	116,000	123,046
Omnicom Group, Inc.
4.450%, 8/15/20	36,000	38,122
RELX Capital, Inc.
3.125%, 10/15/22	75,000	75,589
Scripps Networks Interactive, Inc.
3.900%, 11/15/24	50,000	50,858
Time Warner Cable LLC
6.750%, 7/1/18	500,000	516,149
5.000%, 2/1/20	114,000	120,484
4.125%, 2/15/21	160,000	166,192
4.000%, 9/1/21	67,000	69,599
5.500%, 9/1/41	61,000	64,044
4.500%, 9/15/42	7,000	6,629
Time Warner, Inc.
2.100%, 6/1/19	253,000	253,045
4.875%, 3/15/20	45,000	47,875
3.600%, 7/15/25	153,000	153,064
3.800%, 2/15/27	100,000	100,060
4.850%, 7/15/45	86,000	87,356
Viacom, Inc.
5.625%, 9/15/19	45,000	47,939
2.750%, 12/15/19	31,000	31,297
4.500%, 3/1/21	79,000	83,103
4.250%, 9/1/23	62,000	63,457
Walt Disney Co. (The)
2.750%, 8/16/21	27,000	27,464
2.350%, 12/1/22	45,000	45,025
3.150%, 9/17/25	75,000	76,377
WPP Finance 2010
3.625%, 9/7/22	27,000	27,917

		8,648,579

Multiline Retail (0.0%)
Dollar General Corp.
4.150%, 11/1/25	75,000	79,725
Macy’s Retail Holdings, Inc.
4.375%, 9/1/23(x)	50,000	50,131
Nordstrom, Inc.
4.750%, 5/1/20	36,000	37,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Target Corp.
2.300%, 6/26/19	$100,000	$100,879
2.900%, 1/15/22	27,000	27,625

		295,701

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	45,000	47,271
Home Depot, Inc. (The)
4.400%, 4/1/21	45,000	48,502
2.625%, 6/1/22	100,000	101,647
2.125%, 9/15/26	65,000	60,734
Lowe’s Cos., Inc.
4.625%, 4/15/20	54,000	56,927
2.500%, 4/15/26	100,000	95,589

		410,670

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	104,159
NIKE, Inc.
2.250%, 5/1/23	36,000	35,713

		139,872

Total Consumer Discretionary		14,184,843

Consumer Staples (0.9%)
Beverages (0.3%)
Anheuser-Busch InBev Finance, Inc.
1.900%, 2/1/19	250,000	250,742
2.650%, 2/1/21	283,000	287,474
3.300%, 2/1/23	140,000	145,197
3.700%, 2/1/24	62,000	65,096
3.650%, 2/1/26	200,000	207,021
4.700%, 2/1/36	55,000	60,462
Anheuser-Busch InBev Worldwide, Inc.
7.750%, 1/15/19	45,000	48,314
5.375%, 1/15/20	45,000	48,431
3.750%, 1/15/22	200,000	211,348
2.500%, 7/15/22	91,000	91,748
Coca-Cola Co. (The)
3.150%, 11/15/20	45,000	46,693
2.200%, 5/25/22	35,000	34,942
3.200%, 11/1/23	62,000	64,527
2.900%, 5/25/27	50,000	49,972
Coca-Cola Femsa SAB de CV
4.625%, 2/15/20	100,000	105,437
Constellation Brands, Inc.
3.875%, 11/15/19	5,000	5,189
3.750%, 5/1/21	10,000	10,401
6.000%, 5/1/22	10,000	11,435
4.250%, 5/1/23	25,000	26,751
Molson Coors Brewing Co.
3.000%, 7/15/26	100,000	96,942
PepsiCo, Inc.
2.250%, 1/7/19	100,000	100,819
1.700%, 10/6/21	125,000	122,872
2.750%, 3/1/23	62,000	63,012
2.750%, 4/30/25	75,000	74,739

		2,229,564

Food & Staples Retailing (0.2%)
Costco Wholesale Corp.
1.700%, 12/15/19	45,000	44,882
2.300%, 5/18/22	50,000	49,907
CVS Health Corp.
2.800%, 7/20/20	80,000	81,356
4.000%, 12/5/23	50,000	53,076
3.375%, 8/12/24	75,000	76,300
3.875%, 7/20/25	80,000	83,465
Kroger Co. (The)
2.300%, 1/15/19	50,000	50,194
2.800%, 8/1/22	25,000	25,047
2.650%, 10/15/26(x)	50,000	45,699
Sysco Corp.
2.600%, 10/1/20	50,000	50,714
3.250%, 7/15/27	50,000	49,546
Walgreen Co.
3.100%, 9/15/22	36,000	36,640
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24	50,000	51,455
3.450%, 6/1/26	75,000	74,509
4.800%, 11/18/44	240,000	254,750
4.650%, 6/1/46	6,000	6,213
Wal-Mart Stores, Inc.
3.250%, 10/25/20	36,000	37,432
2.550%, 4/11/23	54,000	54,790
3.300%, 4/22/24	37,000	38,735
Whole Foods Market, Inc.
5.200%, 12/3/25	100,000	115,582

		1,280,292

Food Products (0.1%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	47,880
Conagra Brands, Inc.
3.200%, 1/25/23	29,000	29,305
General Mills, Inc.
5.650%, 2/15/19	45,000	47,277
JM Smucker Co. (The)
3.500%, 10/15/21	36,000	37,345
Kellogg Co.
4.000%, 12/15/20	29,000	30,529
2.650%, 12/1/23	50,000	49,622
Kraft Heinz Foods Co.
3.500%, 6/6/22	91,000	94,257
3.950%, 7/15/25	100,000	103,019
Mead Johnson Nutrition Co.
4.900%, 11/1/19	36,000	38,225
Tyson Foods, Inc.
4.500%, 6/15/22	91,000	98,455
Unilever Capital Corp.
2.200%, 3/6/19	100,000	100,807
WhiteWave Foods Co. (The)
5.375%, 10/1/22	10,000	11,264

		687,985

Household Products (0.0%)
Clorox Co. (The)
3.500%, 12/15/24	25,000	25,837
Colgate-Palmolive Co.
3.250%, 3/15/24	62,000	64,244
Procter & Gamble Co. (The)
1.900%, 11/1/19	50,000	50,249
1.700%, 11/3/21	125,000	123,394

		263,724

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	40,000	43,432
4.750%, 5/5/21	45,000	48,744
2.850%, 8/9/22	45,000	45,924
BAT Capital Corp.
2.764%, 8/15/22(b)(x)§	350,000	352,105
3.222%, 8/15/24§	50,000	50,151
3.557%, 8/15/27(b)§	600,000	606,377
4.390%, 8/15/37§	135,000	137,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Imperial Brands Finance plc
2.050%, 7/20/18§	$600,000	$600,278
Philip Morris International, Inc.
2.625%, 2/18/22	15,000	15,123
2.625%, 3/6/23	36,000	36,069
3.250%, 11/10/24	150,000	151,744
Reynolds American, Inc.
2.300%, 6/12/18	59,000	59,262
6.875%, 5/1/20	45,000	50,194
3.250%, 6/12/20	25,000	25,632
4.450%, 6/12/25	100,000	107,301

		2,330,205

Total Consumer Staples		6,791,770

Energy (1.3%)
Energy Equipment & Services (0.1%)
Halliburton Co.
3.500%, 8/1/23	50,000	52,143
3.800%, 11/15/25	210,000	215,764
Nabors Industries, Inc.
5.500%, 1/15/23(x)	49,000	48,113
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 6/30/21(h)§	286,000	185,185
Schlumberger Holdings Corp.
3.000%, 12/21/20§	133,000	136,240

		637,445

Oil, Gas & Consumable Fuels (1.2%)
Anadarko Petroleum Corp.
8.700%, 3/15/19	54,000	58,912
5.550%, 3/15/26(x)	50,000	55,710
Apache Corp.
3.250%, 4/15/22	26,000	26,386
Boardwalk Pipelines LP
5.750%, 9/15/19	36,000	38,174
BP Capital Markets plc
1.676%, 5/3/19	20,000	19,972
2.237%, 5/10/19	50,000	50,421
4.500%, 10/1/20	91,000	97,541
3.245%, 5/6/22	54,000	55,945
2.500%, 11/6/22	27,000	26,918
3.814%, 2/10/24	100,000	105,282
3.224%, 4/14/24	210,000	213,431
3.588%, 4/14/27	100,000	102,888
Buckeye Partners LP
4.875%, 2/1/21	36,000	38,183
Canadian Natural Resources Ltd.
2.950%, 1/15/23	50,000	49,853
Cenovus Energy, Inc.
5.700%, 10/15/19	20,000	21,162
3.000%, 8/15/22	15,000	14,738
Chevron Corp.
1.790%, 11/16/18	100,000	100,137
4.950%, 3/3/19	45,000	47,055
2.100%, 5/16/21	50,000	49,989
2.355%, 12/5/22	27,000	27,020
3.191%, 6/24/23	75,000	77,828
2.954%, 5/16/26	50,000	49,957
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	128,000	128,021
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	200,000	203,219
Columbia Pipeline Group, Inc.
3.300%, 6/1/20	100,000	102,754
Concho Resources, Inc.
4.375%, 1/15/25	50,000	52,625
3.750%, 10/1/27	214,000	215,091
4.875%, 10/1/47	45,000	46,922
ConocoPhillips Co.
4.200%, 3/15/21	50,000	53,244
3.350%, 11/15/24	50,000	51,387
Devon Energy Corp.
4.000%, 7/15/21	36,000	37,440
Ecopetrol SA
5.875%, 9/18/23	75,000	83,400
Enable Midstream Partners LP
2.400%, 5/15/19	25,000	24,845
Enbridge Energy Partners LP
9.875%, 3/1/19	45,000	49,835
Enbridge, Inc.
2.900%, 7/15/22	110,000	110,862
3.700%, 7/15/27	140,000	141,776
Encana Corp.
3.900%, 11/15/21(x)	50,000	51,313
Energy Transfer LP
9.000%, 4/15/19	54,000	59,571
5.200%, 2/1/22	54,000	58,664
4.050%, 3/15/25	100,000	101,424
Enterprise Products Operating LLC
2.850%, 4/15/21	30,000	30,474
3.350%, 3/15/23	64,000	65,635
3.700%, 2/15/26	100,000	102,619
5.100%, 2/15/45	23,000	25,548
4.900%, 5/15/46	277,000	302,123
EOG Resources, Inc.
2.450%, 4/1/20	228,000	229,892
4.100%, 2/1/21	45,000	47,647
4.150%, 1/15/26	58,000	61,452
EQT Corp.
8.125%, 6/1/19	36,000	39,478
3.900%, 10/1/27	50,000	50,006
Exxon Mobil Corp.
1.708%, 3/1/19	50,000	50,142
1.819%, 3/15/19	225,000	225,690
2.222%, 3/1/21	20,000	20,129
2.397%, 3/6/22	100,000	100,855
3.043%, 3/1/26	50,000	50,783
4.114%, 3/1/46	81,000	87,519
Husky Energy, Inc.
4.000%, 4/15/24	100,000	103,154
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	45,000	49,505
5.000%, 10/1/21	45,000	48,718
3.950%, 9/1/22	45,000	46,647
4.250%, 9/1/24	75,000	78,150
Kinder Morgan, Inc.
3.050%, 12/1/19	50,000	50,961
Magellan Midstream Partners LP
6.550%, 7/15/19	27,000	29,035
Marathon Oil Corp.
2.800%, 11/1/22	36,000	35,235
Marathon Petroleum Corp.
5.125%, 3/1/21	27,000	29,423
MPLX LP
4.000%, 2/15/25	100,000	101,714
Nexen Energy ULC
6.400%, 5/15/37	76,000	97,519
Noble Energy, Inc.
4.150%, 12/15/21	45,000	47,440
Occidental Petroleum Corp.
3.400%, 4/15/26	100,000	101,785
Series 1
4.100%, 2/1/21	54,000	57,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
ONEOK Partners LP
3.375%, 10/1/22		$36,000	$36,349
Petrobras Global Finance BV
6.125%, 1/17/22		600,000	644,133
Petroleos Mexicanos
8.000%, 5/3/19		91,000	99,190
6.000%, 3/5/20(x)		113,000	121,419
3.500%, 7/23/20		75,000	76,575
6.375%, 2/4/21(x)		50,000	54,638
3.500%, 1/30/23		41,000	40,410
6.875%, 8/4/26		50,000	56,870
6.500%, 3/13/27§		215,000	238,268
Phillips 66
4.300%, 4/1/22		73,000	78,025
Phillips 66 Partners LP
3.550%, 10/1/26		25,000	24,582
Pioneer Natural Resources Co.
3.950%, 7/15/22		36,000	37,816
4.450%, 1/15/26		30,000	32,107
Plains All American Pipeline LP
2.600%, 12/15/19		25,000	24,875
5.000%, 2/1/21		36,000	37,575
4.500%, 12/15/26(x)		50,000	50,895
Sabine Pass Liquefaction LLC
5.625%, 2/1/21		75,000	81,232
5.750%, 5/15/24		950,000	1,056,842
5.625%, 3/1/25		50,000	55,195
Sasol Financing International Ltd.
4.500%, 11/14/22		50,000	51,800
Spectra Energy Partners LP
4.750%, 3/15/24		50,000	54,561
Statoil ASA
1.950%, 11/8/18		50,000	50,109
5.250%, 4/15/19		45,000	47,340
2.900%, 11/8/20		60,000	61,372
Suncor Energy, Inc.
3.600%, 12/1/24		50,000	51,566
Sunoco Logistics Partners Operations LP
4.400%, 4/1/21		100,000	105,632
Total Capital International SA
2.875%, 2/17/22		45,000	45,987
3.750%, 4/10/24		75,000	79,257
Total Capital SA
4.125%, 1/28/21		36,000	38,282
TransCanada PipeLines Ltd.
7.125%, 1/15/19		73,000	77,869
2.500%, 8/1/22		32,000	31,951
Valero Energy Corp.
6.125%, 2/1/20		66,000	71,856
Western Gas Partners LP
4.650%, 7/1/26		25,000	26,210
Williams Partners LP
4.500%, 11/15/23		50,000	53,700
4.300%, 3/4/24		50,000	52,806

			9,013,807

Total Energy			9,651,252

Financials (15.4%)
Banks (8.1%)
Australia & New Zealand Banking Group Ltd.
2.000%, 11/16/18		250,000	250,313
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)(r)†	EUR	900,000	320,443
Bank of America Corp.
5.750%, 12/1/17		$100,000	100,681
7.625%, 6/1/19		1,670,000	1,821,658
5.625%, 7/1/20		180,000	195,653
2.625%, 4/19/21		50,000	50,328
5.000%, 5/13/21		92,000	100,050
(USD 3 Month LIBOR + 0.66%), 2.369%, 7/21/21(k)		615,000	615,054
(USD 3 Month LIBOR + 0.65%), 1.971%, 10/1/21(k)		600,000	601,810
(USD 3 Month LIBOR + 0.63%), 2.328%, 10/1/21(k)		1,075,000	1,063,636
3.300%, 1/11/23		265,000	271,576
(USD 3 Month LIBOR + 1.00%), 2.313%, 4/24/23(k)		400,000	404,682
(USD 3 Month LIBOR + 1.02%), 2.881%, 4/24/23(k)		150,000	149,933
4.125%, 1/22/24		62,000	66,015
4.000%, 4/1/24		50,000	52,873
4.000%, 1/22/25		75,000	77,560
3.875%, 8/1/25		527,000	553,630
3.500%, 4/19/26		330,000	335,594
3.248%, 10/21/27		95,000	92,789
(USD 3 Month LIBOR + 1.51%), 3.705%, 4/24/28(k)		125,000	127,010
(USD 3 Month LIBOR + 1.37%), 3.593%, 7/21/28(k)		330,000	332,696
4.875%, 4/1/44		10,000	11,373
(USD 3 Month LIBOR + 1.99%), 4.443%, 1/20/48(k)		220,000	237,259
Series L
2.600%, 1/15/19		175,000	176,455
2.250%, 4/21/20		383,000	384,580
3.950%, 4/21/25		100,000	102,900
4.183%, 11/25/27		280,000	290,645
Bank of Montreal
2.100%, 12/12/19		65,000	65,221
2.350%, 9/11/22		100,000	98,990
2.550%, 11/6/22		27,000	26,943
Bank of Nova Scotia (The)
2.050%, 6/5/19		125,000	125,413
1.875%, 4/26/21		600,000	592,254
4.500%, 12/16/25		100,000	105,385
Barclays Bank plc
5.140%, 10/14/20		182,000	194,234
7.625%, 11/21/22		900,000	1,035,000
Barclays plc
(USD 3 Month LIBOR + 2.11%), 3.419%, 8/10/21(k)		900,000	937,283
(USD 3 Month LIBOR + 1.63%), 2.929%, 1/10/23(k)		600,000	612,954
3.684%, 1/10/23		200,000	205,140
3.250%, 2/12/27(m)	GBP	500,000	685,440
4.836%, 5/9/28		$200,000	206,714
4.950%, 1/10/47		200,000	218,590
BB&T Corp.
5.250%, 11/1/19		54,000	57,594
2.450%, 1/15/20		109,000	110,215
2.750%, 4/1/22		200,000	203,112
BNP Paribas
3.250%, 3/3/23		45,000	46,383
BNP Paribas SA
5.000%, 1/15/21		91,000	98,728
2.950%, 5/23/22§		310,000	312,789
3.800%, 1/10/24§		200,000	207,992
Canadian Imperial Bank of Commerce
1.600%, 9/6/19		50,000	49,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Capital One NA
(USD 3 Month LIBOR + 1.15%), 2.464%, 8/17/18(k)	$1,000,000	$1,008,234
2.950%, 7/23/21	250,000	253,467
CIT Group, Inc.
5.500%, 2/15/19§	67,000	70,236
5.375%, 5/15/20(x)	600,000	644,280
Citibank NA
2.000%, 3/20/19	250,000	250,779
Citigroup, Inc.
1.800%, 2/5/18	158,000	158,074
1.700%, 4/27/18	600,000	599,997
2.550%, 4/8/19	402,000	405,519
2.500%, 7/29/19	371,000	374,252
2.450%, 1/10/20	100,000	100,794
2.650%, 10/26/20	825,000	834,300
2.700%, 3/30/21	300,000	302,965
2.900%, 12/8/21	1,130,000	1,143,123
2.750%, 4/25/22	600,000	602,219
3.375%, 3/1/23(x)	50,000	51,260
3.500%, 5/15/23	105,000	106,940
3.875%, 10/25/23	75,000	78,560
3.750%, 6/16/24	75,000	78,322
4.000%, 8/5/24	50,000	51,909
3.875%, 3/26/25	112,000	114,788
4.400%, 6/10/25	100,000	105,570
3.400%, 5/1/26	100,000	100,197
(USD 3 Month LIBOR + 1.56%), 3.887%, 1/10/28(k)	65,000	66,854
(USD 3 Month LIBOR + 1.39%), 3.668%, 7/24/28(k)	405,000	408,605
4.125%, 7/25/28	335,000	344,831
4.750%, 5/18/46	230,000	249,615
Citizens Bank NA
2.250%, 3/2/20	295,000	295,746
2.650%, 5/26/22	300,000	300,186
Citizens Financial Group, Inc.
2.375%, 7/28/21	30,000	29,864
Comerica, Inc.
2.125%, 5/23/19	50,000	49,928
Commonwealth Bank of Australia
1.750%, 11/2/18	500,000	500,188
Cooperatieve Rabobank UA
2.250%, 1/14/19	250,000	251,636
3.875%, 2/8/22	91,000	96,398
Credit Agricole SA
3.250%, 10/4/24(b)§	345,000	345,397
Credit Suisse Group Funding Guernsey Ltd.
2.750%, 3/26/20	250,000	252,601
3.800%, 9/15/22	500,000	519,106
3.750%, 3/26/25	1,000,000	1,017,873
4.550%, 4/17/26	250,000	267,512
Dexia Credit Local SA
2.375%, 9/20/22(b)§	900,000	899,758
Fifth Third Bancorp
2.875%, 7/27/20	100,000	102,236
Fifth Third Bank
2.250%, 6/14/21	300,000	299,694
HSBC Bank USA NA
4.875%, 8/24/20	182,000	195,796
HSBC Holdings plc
2.650%, 1/5/22	566,000	568,140
4.000%, 3/30/22	91,000	96,122
(USD 3 Month LIBOR + 1.06%), 3.262%, 3/13/23(k)	200,000	203,827
4.300%, 3/8/26	200,000	214,407
(5 Year Swap Rate + 3.75%), 6.000%, 5/22/27(k)(y)	210,000	218,558
(USD 3 Month LIBOR + 1.55%), 4.041%, 3/13/28(k)	200,000	208,925
Huntington Bancshares, Inc.
7.000%, 12/15/20	9,000	10,251
3.150%, 3/14/21	100,000	102,496
ING Groep NV
3.950%, 3/29/27	200,000	208,009
Intesa Sanpaolo SpA
3.125%, 7/14/22§	300,000	300,773
5.017%, 6/26/24§	409,000	415,504
JPMorgan Chase & Co.
6.300%, 4/23/19	91,000	97,086
2.200%, 10/22/19	103,000	103,707
2.750%, 6/23/20	601,000	611,345
4.400%, 7/22/20	82,000	87,094
4.625%, 5/10/21	91,000	98,240
3.250%, 9/23/22	64,000	66,183
2.972%, 1/15/23	810,000	818,918
3.200%, 1/25/23	54,000	55,391
2.700%, 5/18/23	50,000	49,797
3.875%, 2/1/24	100,000	105,467
3.875%, 9/10/24	50,000	52,047
(USD 3 Month LIBOR + 1.16%), 3.220%, 3/1/25(k)	55,000	55,858
3.900%, 7/15/25	274,000	288,425
2.950%, 10/1/26	100,000	97,772
4.125%, 12/15/26	125,000	130,411
(USD 3 Month LIBOR + 1.34%), 3.782%, 2/1/28(k)	555,000	572,769
(USD 3 Month LIBOR + 1.38%), 3.540%, 5/1/28(k)	175,000	176,985
(USD 3 Month LIBOR + 1.36%), 3.882%, 7/24/38(k)	780,000	786,530
KeyBank NA
2.500%, 12/15/19	250,000	253,153
Korea Development Bank (The)
1.375%, 9/12/19	250,000	245,480
4.625%, 11/16/21	50,000	53,593
Kreditanstalt fuer Wiederaufbau
1.125%, 11/16/18	100,000	99,511
1.500%, 2/6/19	125,000	124,852
4.875%, 6/17/19	91,000	95,912
4.000%, 1/27/20	91,000	95,630
1.750%, 3/31/20	225,000	224,842
1.875%, 6/30/20	125,000	125,232
2.750%, 9/8/20	57,000	58,494
2.750%, 10/1/20	100,000	102,620
1.500%, 6/15/21	100,000	98,367
1.750%, 9/15/21	50,000	49,530
2.000%, 11/30/21	150,000	149,811
2.625%, 1/25/22	91,000	93,363
2.125%, 6/15/22	100,000	100,050
2.125%, 1/17/23	118,000	117,609
2.500%, 11/20/24	125,000	126,443
Landwirtschaftliche Rentenbank
1.375%, 10/23/19	21,000	20,848
2.000%, 1/13/25	75,000	73,082
1.750%, 7/27/26	75,000	70,417
Lloyds Banking Group plc
4.500%, 11/4/24	200,000	209,103
Mitsubishi UFJ Financial Group, Inc.
2.950%, 3/1/21	200,000	203,107
2.998%, 2/22/22	247,000	251,812
Mizuho Financial Group, Inc.
2.953%, 2/28/22	730,000	736,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
3.663%, 2/28/27		$200,000	$206,133
MUFG Americas Holdings Corp.
3.500%, 6/18/22		45,000	46,525
National Australia Bank Ltd.
1.875%, 7/12/21		250,000	245,184
Nordea Hypotek AB
Series 5530
2.250%, 6/19/19	SEK	27,300,000	3,489,348
Nordea Kredit Realkreditaktieselskab
1.000%, 4/1/18	DKK	8,000,000	1,280,033
1.000%, 10/1/18		17,700,000	2,852,570
Oesterreichische Kontrollbank AG
1.625%, 3/12/19		$50,000	49,959
1.500%, 10/21/20		75,000	74,080
PNC Bank NA
1.450%, 7/29/19		250,000	248,318
2.625%, 2/17/22		125,000	126,384
PNC Financial Services Group, Inc. (The)
4.375%, 8/11/20		36,000	38,330
3.900%, 4/29/24		75,000	79,059
Regions Financial Corp.
3.200%, 2/8/21		50,000	51,253
Royal Bank of Canada
2.125%, 3/2/20		100,000	100,537
2.350%, 10/30/20		100,000	100,626
4.650%, 1/27/26		75,000	80,440
Royal Bank of Scotland Group plc
(USD 3 Month LIBOR + 1.47%), 2.785%, 5/15/23(k)		395,000	398,014
(USD 3 Month LIBOR + 1.48%), 3.498%, 5/15/23(k)		270,000	271,701
3.875%, 9/12/23		627,000	642,049
Royal Bank of Scotland plc (The)
6.934%, 4/9/18(m)	EUR	400,000	489,219
Santander Holdings USA, Inc.
(USD 3 Month LIBOR + 1.45%), 2.767%, 11/24/17(k)		$200,000	200,396
2.700%, 5/24/19		400,000	402,568
3.700%, 3/28/22(x)§		75,000	76,418
4.500%, 7/17/25		50,000	52,129
Santander UK Group Holdings plc
2.875%, 8/5/21		846,000	850,439
Santander UK plc
4.000%, 3/13/24		50,000	52,772
Sumitomo Mitsui Banking Corp.
(USD 3 Month LIBOR + 0.67%), 1.976%, 10/19/18(k)		1,000,000	1,003,802
Sumitomo Mitsui Financial Group, Inc.
2.934%, 3/9/21		100,000	101,618
2.784%, 7/12/22		100,000	100,286
3.784%, 3/9/26		100,000	104,033
Sumitomo Mitsui Trust Bank Ltd.
2.050%, 3/6/19§		1,000,000	1,001,176
1.950%, 9/19/19(b)§		600,000	598,308
SunTrust Bank
2.450%, 8/1/22		100,000	99,657
Svenska Handelsbanken AB
1.500%, 9/6/19		250,000	248,358
Toronto-Dominion Bank (The)
1.450%, 8/13/19		50,000	49,609
2.250%, 11/5/19(x)		50,000	50,339
2.500%, 12/14/20		100,000	101,230
2.500%, 1/18/22§		700,000	702,726
UBS Group Funding Switzerland AG
2.650%, 2/1/22§		400,000	397,747
4.125%, 9/24/25(x)§		200,000	210,037
4.253%, 3/23/28§		200,000	209,861
UniCredit SpA
(5 Year Swap Rate + 3.70%), 5.861%, 6/19/32(k)§		403,000	423,513
US Bancorp
1.950%, 11/15/18		50,000	50,147
2.950%, 7/15/22		209,000	213,216
3.700%, 1/30/24		75,000	79,415
Series V
2.375%, 7/22/26		150,000	142,779
Series X
3.150%, 4/27/27		90,000	90,356
Wells Fargo & Co.
2.600%, 7/22/20		67,000	67,958
2.550%, 12/7/20		562,000	567,460
4.600%, 4/1/21		75,000	80,694
2.100%, 7/26/21		600,000	593,134
3.500%, 3/8/22		36,000	37,452
2.625%, 7/22/22		605,000	605,876
3.000%, 2/19/25		100,000	99,143
3.550%, 9/29/25		100,000	102,437
3.000%, 4/22/26		50,000	48,988
3.000%, 10/23/26		100,000	97,507
4.300%, 7/22/27		100,000	105,694
(USD 3 Month LIBOR + 1.31%), 3.584%, 5/22/28(k)		540,000	546,796
3.900%, 5/1/45		99,000	98,863
Series M
3.450%, 2/13/23		54,000	55,353
Wells Fargo Bank NA
2.150%, 12/6/19		125,000	125,701
Westpac Banking Corp.
1.650%, 5/13/19		50,000	49,807
4.875%, 11/19/19		54,000	57,241
2.100%, 5/13/21		50,000	49,752
2.800%, 1/11/22(x)		100,000	101,448
2.500%, 6/28/22		50,000	49,889
2.700%, 8/19/26		75,000	72,341

			61,589,067

Capital Markets (2.5%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24		50,000	52,264
Ameriprise Financial, Inc.
5.300%, 3/15/20		36,000	38,750
Ares Capital Corp.
3.625%, 1/19/22		50,000	50,645
Bank of New York Mellon Corp. (The)
5.450%, 5/15/19		36,000	38,104
(USD 3 Month LIBOR + 0.87%), 2.184%, 8/17/20(k)		400,000	407,423
2.600%, 8/17/20		450,000	457,431
4.150%, 2/1/21		36,000	38,342
3.650%, 2/4/24		50,000	52,770
2.450%, 8/17/26		75,000	71,861
BlackRock, Inc.
3.500%, 3/18/24		50,000	52,243
Series 2
5.000%, 12/10/19		36,000	38,452
CBOE Holdings, Inc.
1.950%, 6/28/19		30,000	29,993
CME Group, Inc.
3.000%, 3/15/25		75,000	75,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Credit Suisse AG
2.300%, 5/28/19		$250,000	$251,511
4.375%, 8/5/20		146,000	155,168
Credit Suisse Group AG
4.282%, 1/9/28§		250,000	260,414
Deutsche Bank AG
(USD 3 Month LIBOR + 1.91%), 3.219%, 5/10/19(k)		300,000	306,397
(USD 3 Month LIBOR + 0.97%), 2.274%, 7/13/20(k)		400,000	400,988
2.700%, 7/13/20		50,000	50,285
3.125%, 1/13/21		50,000	50,535
4.250%, 10/14/21		725,000	758,893
4.100%, 1/13/26		50,000	51,415
Emerald Bay SA
(Zero Coupon), 10/31/20(b)(r)§†	EUR	582,000	585,399
Goldman Sachs Group, Inc. (The)
2.625%, 1/31/19		$394,000	397,484
7.500%, 2/15/19		471,000	506,127
2.300%, 12/13/19		40,000	40,121
5.375%, 3/15/20		127,000	136,334
(USD 3 Month LIBOR + 1.16%), 2.473%, 4/23/20(k)		500,000	507,375
2.600%, 4/23/20		126,000	127,108
(USD 3 Month LIBOR + 1.20%), 2.520%, 9/15/20(k)		500,000	508,716
2.750%, 9/15/20		59,000	59,793
2.600%, 12/27/20		100,000	100,583
5.250%, 7/27/21		132,000	145,061
2.350%, 11/15/21		295,000	292,526
5.750%, 1/24/22		75,000	84,013
(USD 3 Month LIBOR + 1.05%), 2.908%, 6/5/23(k)		100,000	100,070
4.000%, 3/3/24		92,000	97,159
3.500%, 1/23/25		100,000	101,570
3.750%, 5/22/25		100,000	102,914
3.500%, 11/16/26		65,000	65,200
(USD 3 Month LIBOR + 1.51%), 3.691%, 6/5/28(k)		65,000	65,657
ING Bank NV
2.050%, 8/17/18§		1,000,000	1,002,220
Intercontinental Exchange, Inc.
2.750%, 12/1/20		100,000	101,926
3.750%, 12/1/25		30,000	31,482
Jefferies Group LLC
8.500%, 7/15/19		54,000	59,791
5.125%, 1/20/23		18,000	19,618
Lazard Group LLC
4.250%, 11/14/20		62,000	65,502
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)*		5,000,000	300,000
6.750%, 12/28/17(h)(r)*†		470,000	—
Series 1
0.000%, 12/30/16(h)*		10,200,000	561,000
Moody’s Corp.
2.750%, 12/15/21		149,000	150,267
Morgan Stanley
2.125%, 4/25/18		1,000,000	1,002,383
7.300%, 5/13/19		218,000	235,842
2.375%, 7/23/19		75,000	75,427
2.650%, 1/27/20		150,000	151,547
2.800%, 6/16/20		219,000	222,598
2.500%, 4/21/21		45,000	45,155
5.500%, 7/28/21		27,000	29,929
2.625%, 11/17/21		755,000	756,807
(USD 3 Month LIBOR + 1.18%), 2.487%, 1/20/22(k)		600,000	607,944
2.750%, 5/19/22		940,000	945,460
3.750%, 2/25/23		172,000	179,996
4.100%, 5/22/23		27,000	28,214
3.700%, 10/23/24		250,000	259,806
4.000%, 7/23/25		80,000	84,318
3.875%, 1/27/26		65,000	67,302
3.125%, 7/27/26		625,000	612,111
(USD 3 Month LIBOR + 1.34%), 3.591%, 7/22/28(k)		200,000	200,657
(USD 3 Month LIBOR + 1.46%), 3.971%, 7/22/38(k)		420,000	422,235
Series 3NC2
(USD 3 Month LIBOR + 0.80%), 2.109%, 2/14/20(k)		200,000	201,652
Series F
3.875%, 4/29/24		75,000	78,662
Nomura Holdings, Inc.
6.700%, 3/4/20		37,000	40,674
Northern Trust Corp.
3.450%, 11/4/20		36,000	37,499
(USD 3 Month LIBOR + 1.13%), 3.375%, 5/8/32(k)		105,000	104,896
State Street Corp.
2.650%, 5/19/26		70,000	68,536
TD Ameritrade Holding Corp.
3.300%, 4/1/27		30,000	30,190
Thomson Reuters Corp.
4.700%, 10/15/19		27,000	28,380
3.350%, 5/15/26		30,000	29,809
UBS AG
(USD 3 Month LIBOR + 0.32%), 1.637%, 12/7/18(k)§		400,000	400,348
(USD 3 Month LIBOR + 0.58%), 1.897%, 6/8/20(k)§		600,000	600,976
4.875%, 8/4/20		170,000	182,432
7.625%, 8/17/22		400,000	472,000
(5-Year Swap Rate + 3.77%), 4.750%, 5/22/23(k)(m)		400,000	405,500

			18,613,478

Consumer Finance (1.7%)
AerCap Ireland Capital DAC
3.750%, 5/15/19		150,000	153,562
4.625%, 10/30/20		230,000	244,965
3.500%, 5/26/22		340,000	349,257
Ally Financial, Inc.
8.000%, 3/15/20		804,000	904,982
American Express Co.
7.000%, 3/19/18		2,048,000	2,098,911
8.125%, 5/20/19		45,000	49,578
American Express Credit Corp.
2.125%, 3/18/19		50,000	50,265
1.875%, 5/3/19		60,000	60,072
2.250%, 8/15/19		198,000	199,397
1.700%, 10/30/19		115,000	114,507
3.300%, 5/3/27		95,000	95,801
American Honda Finance Corp.
2.125%, 10/10/18		75,000	75,315
2.450%, 9/24/20		50,000	50,601
Capital One Financial Corp.
2.450%, 4/24/19		75,000	75,509
Caterpillar Financial Services Corp.
7.150%, 2/15/19		36,000	38,555
1.350%, 5/18/19		150,000	149,073
1.700%, 8/9/21		50,000	48,895

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Discover Financial Services
5.200%, 4/27/22	$27,000	$29,379
3.950%, 11/6/24	75,000	77,104
4.100%, 2/9/27	92,000	93,438
Ford Motor Credit Co. LLC
2.375%, 1/16/18	2,609,000	2,615,242
2.681%, 1/9/20	200,000	201,668
5.875%, 8/2/21	182,000	202,285
4.250%, 9/20/22	200,000	210,061
4.389%, 1/8/26	200,000	208,285
General Motors Financial Co., Inc.
3.100%, 1/15/19	36,000	36,331
2.350%, 10/4/19	100,000	100,161
3.200%, 7/13/20	600,000	614,571
3.700%, 11/24/20	97,000	100,466
4.200%, 3/1/21	50,000	52,571
3.200%, 7/6/21	415,000	422,259
3.450%, 1/14/22	100,000	102,161
3.450%, 4/10/22	75,000	76,556
3.150%, 6/30/22	700,000	704,564
4.000%, 1/15/25	223,000	226,414
5.250%, 3/1/26	50,000	54,384
HSBC Finance Corp.
6.676%, 1/15/21	29,000	32,758
John Deere Capital Corp.
1.950%, 1/8/19	100,000	100,441
3.150%, 10/15/21	54,000	55,801
2.650%, 6/24/24	25,000	24,835
LeasePlan Corp. NV
2.875%, 1/22/19§	500,000	499,674
Navient Corp.
8.450%, 6/15/18	300,000	311,670
Synchrony Financial
2.600%, 1/15/19	76,000	76,532
3.000%, 8/15/19	37,000	37,614
2.700%, 2/3/20	48,000	48,490
4.250%, 8/15/24	37,000	38,514
4.500%, 7/23/25	94,000	97,731
3.700%, 8/4/26	50,000	48,888
Toyota Motor Credit Corp.
1.950%, 4/17/20	50,000	50,017
1.900%, 4/8/21	100,000	99,048
2.750%, 5/17/21	50,000	50,883
3.400%, 9/15/21	54,000	56,282
3.200%, 1/11/27	100,000	101,941

		12,618,264

Diversified Financial Services (0.7%)
Berkshire Hathaway, Inc.
2.200%, 3/15/21	20,000	20,097
3.000%, 2/11/23	75,000	77,286
3.125%, 3/15/26	35,000	35,359
Block Financial LLC
5.500%, 11/1/22	36,000	39,393
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§	147,557	154,566
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20	200,000	201,957
4.418%, 11/15/35	500,000	543,933
Jefferies Finance LLC
7.500%, 4/15/21(b)§	500,000	517,500
JPMorgan Chase Bank NA
6.000%, 10/1/17	2,030,000	2,029,989
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25	100,000	99,206
ORIX Corp.
2.900%, 7/18/22	100,000	100,356
Private Export Funding Corp.
Series II
2.050%, 11/15/22	46,000	45,943
Series LL
2.250%, 3/15/20(x)	75,000	75,913
Rio Oil Finance Trust
9.250%, 7/6/24§	289,902	301,156
Shell International Finance BV
1.375%, 5/10/19	50,000	49,869
1.375%, 9/12/19	50,000	49,786
4.300%, 9/22/19	36,000	37,734
4.375%, 3/25/20	36,000	38,200
2.125%, 5/11/20	75,000	75,401
2.375%, 8/21/22	36,000	36,086
3.400%, 8/12/23	75,000	78,646
2.875%, 5/10/26	50,000	49,758
2.500%, 9/12/26	50,000	48,226
4.125%, 5/11/35	176,000	186,008
3.625%, 8/21/42	51,000	48,846
US Capital Funding II Ltd.
(USD 3 Month LIBOR + 0.75%), 2.061%, 8/1/34(k)§	700,000	582,488
Voya Financial, Inc.
3.650%, 6/15/26	50,000	50,295
Woodside Finance Ltd.
3.650%, 3/5/25§	5,000	5,057

		5,579,054

Insurance (0.4%)
Aflac, Inc.
3.625%, 11/15/24	125,000	131,078
Allstate Corp. (The)
7.450%, 5/16/19	36,000	39,101
4.200%, 12/15/46	76,000	80,812
American International Group, Inc.
6.400%, 12/15/20	91,000	102,245
4.875%, 6/1/22	36,000	39,553
3.750%, 7/10/25	500,000	513,479
3.875%, 1/15/35	55,000	53,856
Aon Corp.
5.000%, 9/30/20	36,000	38,757
Aon plc
4.750%, 5/15/45	89,000	96,763
AXIS Specialty Finance LLC
5.875%, 6/1/20	27,000	29,268
Berkshire Hathaway Finance Corp.
1.700%, 3/15/19	30,000	30,041
4.250%, 1/15/21	54,000	57,830
Brighthouse Financial, Inc.
3.700%, 6/22/27§	50,000	49,072
Chubb INA Holdings, Inc.
5.900%, 6/15/19	36,000	38,385
3.350%, 5/3/26	75,000	77,019
CNA Financial Corp.
5.875%, 8/15/20	54,000	58,984
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	50,000	52,414
Hartford Financial Services Group, Inc. (The)
5.500%, 3/30/20	36,000	38,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Loews Corp.
3.750%, 4/1/26		$50,000	$51,856
Marsh & McLennan Cos., Inc.
2.350%, 9/10/19		37,000	37,239
4.800%, 7/15/21		36,000	39,150
3.750%, 3/14/26		16,000	16,730
4.350%, 1/30/47		31,000	33,044
MetLife, Inc.
4.750%, 2/8/21		91,000	98,491
Montpelier Re Holdings Ltd.
4.700%, 10/15/22		36,000	38,544
New York Life Global Funding
2.900%, 1/17/24§		400,000	404,638
Principal Financial Group, Inc.
4.300%, 11/15/46		100,000	103,848
Progressive Corp. (The)
3.750%, 8/23/21		46,000	48,282
Protective Life Corp.
7.375%, 10/15/19		36,000	39,507
Prudential Financial, Inc.
3.500%, 5/15/24		50,000	52,009
(USD 3 Month LIBOR + 4.18%), 5.875%, 9/15/42(k)		27,000	29,835
(USD 3 Month LIBOR + 2.38%), 4.500%, 9/15/47(k)(x)		70,000	71,057
Travelers Cos., Inc. (The)
4.600%, 8/1/43		73,000	81,868
4.000%, 5/30/47		95,000	98,382
Trinity Acquisition plc
4.400%, 3/15/26		50,000	52,756
Unum Group
5.625%, 9/15/20		36,000	39,032
Willis North America, Inc.
3.600%, 5/15/24		323,000	331,500
XLIT Ltd.
4.450%, 3/31/25		75,000	76,844

			3,272,144

Thrifts & Mortgage Finance (2.0%)
BPCE SA
3.000%, 5/22/22§		250,000	252,332
BRFkredit A/S
Series 321E
1.000%, 4/1/18	DKK	18,700,000	2,991,531
1.000%, 10/1/18		3,300,000	531,463
Nykredit Realkredit A/S
Series 12H
2.000%, 7/1/18		1,800,000	290,662
Series 13H
1.000%, 4/1/18		20,200,000	3,230,331
1.000%, 7/1/18		17,000,000	2,728,545
Series 13HH
1.000%, 10/1/18(m)		12,700,000	2,048,742
Realkredit Danmark A/S
Series 10F
1.000%, 4/1/18		12,500,000	1,997,662
Series 10T
2.000%, 4/1/18		2,800,000	450,124
Sveriges Sakerstallda Obligationer AB
Series 140
4.000%, 9/18/19	SEK	4,000,000	530,417

			15,051,809

Total Financials			116,723,816

Health Care (1.7%)
Biotechnology (0.5%)
AbbVie, Inc.
2.500%, 5/14/20		$254,000	257,103
2.900%, 11/6/22		210,000	212,725
3.600%, 5/14/25		175,000	181,161
4.500%, 5/14/35		559,000	601,201
Amgen, Inc.
6.150%, 6/1/18		11,000	11,317
2.125%, 5/1/20		160,000	160,081
3.450%, 10/1/20		54,000	55,951
2.650%, 5/11/22		100,000	100,565
3.625%, 5/15/22		45,000	47,152
3.625%, 5/22/24		50,000	52,138
4.400%, 5/1/45		119,000	126,289
Baxalta, Inc.
(USD 3 Month LIBOR + 0.78%), 2.103%, 6/22/18(k)		500,000	501,500
4.000%, 6/23/25		125,000	130,395
Biogen, Inc.
2.900%, 9/15/20		100,000	102,528
Celgene Corp.
2.250%, 5/15/19		50,000	50,173
3.875%, 8/15/25		100,000	105,459
Gilead Sciences, Inc.
2.350%, 2/1/20(x)		76,000	76,733
2.550%, 9/1/20		50,000	50,836
4.500%, 4/1/21		54,000	57,898
1.950%, 3/1/22(x)		15,000	14,720
2.500%, 9/1/23		72,000	71,484
3.650%, 3/1/26		125,000	130,280
4.600%, 9/1/35		26,000	28,688
4.000%, 9/1/36		270,000	277,855
4.500%, 2/1/45		59,000	63,535
4.150%, 3/1/47		108,000	110,407

			3,578,174

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
2.350%, 11/22/19		35,000	35,317
4.125%, 5/27/20		36,000	37,819
2.800%, 9/15/20		68,000	68,972
2.900%, 11/30/21		50,000	50,802
3.250%, 4/15/23		27,000	27,571
3.400%, 11/30/23		50,000	51,335
2.950%, 3/15/25		100,000	98,346
3.875%, 9/15/25		22,000	22,770
3.750%, 11/30/26		50,000	51,244
Becton Dickinson and Co.
2.133%, 6/6/19		325,000	325,809
2.675%, 12/15/19		55,000	55,607
2.404%, 6/5/20		20,000	19,988
3.250%, 11/12/20		54,000	55,258
2.894%, 6/6/22		270,000	271,026
3.700%, 6/6/27		50,000	50,430
4.685%, 12/15/44		21,000	21,932
Boston Scientific Corp.
2.650%, 10/1/18		146,000	147,215
6.000%, 1/15/20		36,000	39,033
3.375%, 5/15/22		1,000,000	1,026,275
Medtronic, Inc.
4.450%, 3/15/20		54,000	57,061
3.150%, 3/15/22		100,000	103,503
3.500%, 3/15/25		100,000	104,172
4.375%, 3/15/35		130,000	142,801
Stryker Corp.
2.000%, 3/8/19		50,000	50,044
4.375%, 1/15/20		36,000	37,878

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 3/15/26	$50,000	$51,384
4.625%, 3/15/46	46,000	50,052
Zimmer Biomet Holdings, Inc.
4.625%, 11/30/19	27,000	28,311
2.700%, 4/1/20	100,000	100,936

		3,182,891

Health Care Providers & Services (0.3%)
Aetna, Inc.
2.800%, 6/15/23	100,000	100,677
4.500%, 5/15/42	68,000	74,155
4.125%, 11/15/42	33,000	34,165
4.750%, 3/15/44	31,000	35,341
3.875%, 8/15/47	100,000	101,099
AmerisourceBergen Corp.
4.875%, 11/15/19	27,000	28,575
Anthem, Inc.
1.875%, 1/15/18	360,000	360,208
2.300%, 7/15/18	173,000	173,610
4.350%, 8/15/20	118,000	124,886
Cardinal Health, Inc.
3.500%, 11/15/24	50,000	51,411
3.410%, 6/15/27	75,000	75,060
Cigna Corp.
5.125%, 6/15/20	39,000	41,999
3.250%, 4/15/25	169,000	170,904
Coventry Health Care, Inc.
5.450%, 6/15/21	28,000	30,800
Express Scripts Holding Co.
3.500%, 6/15/24	50,000	50,700
Humana, Inc.
3.850%, 10/1/24	50,000	52,534
Laboratory Corp. of America Holdings
2.625%, 2/1/20	40,000	40,423
4.625%, 11/15/20	45,000	47,955
3.750%, 8/23/22	20,000	20,853
McKesson Corp.
2.700%, 12/15/22	27,000	27,035
2.850%, 3/15/23	36,000	36,089
3.796%, 3/15/24	50,000	52,404
Medco Health Solutions, Inc.
4.125%, 9/15/20	45,000	47,328
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	30,240
UnitedHealth Group, Inc.
2.700%, 7/15/20	71,000	72,329
2.875%, 3/15/23	27,000	27,443
3.750%, 7/15/25	75,000	79,637
3.450%, 1/15/27	50,000	51,566
4.625%, 7/15/35	16,000	18,269
3.950%, 10/15/42	63,000	64,486
4.200%, 1/15/47	26,000	27,599

		2,149,780

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.050%, 9/22/26	60,000	57,729
Life Technologies Corp.
6.000%, 3/1/20	36,000	39,101
Thermo Fisher Scientific, Inc.
3.300%, 2/15/22	50,000	51,666
3.000%, 4/15/23	70,000	70,886
2.950%, 9/19/26	30,000	29,371

		248,753

Pharmaceuticals (0.5%)
Actavis, Inc.
6.125%, 8/15/19	22,000	23,634
3.250%, 10/1/22	536,000	549,342
Allergan Funding SCS
3.000%, 3/12/20	611,000	622,515
3.800%, 3/15/25	590,000	612,175
4.550%, 3/15/35	140,000	148,822
4.750%, 3/15/45	71,000	76,602
Allergan, Inc.
3.375%, 9/15/20(x)	45,000	46,429
AstraZeneca plc
2.375%, 11/16/20	75,000	75,311
3.125%, 6/12/27	75,000	74,078
Eli Lilly & Co.
3.100%, 5/15/27	24,000	24,128
GlaxoSmithKline Capital plc
2.850%, 5/8/22	45,000	45,967
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	36,000	36,571
Johnson & Johnson
2.950%, 9/1/20	36,000	37,237
2.450%, 12/5/21	25,000	25,338
2.450%, 3/1/26	125,000	122,902
Merck & Co., Inc.
2.400%, 9/15/22	27,000	27,197
2.800%, 5/18/23	62,000	63,430
2.750%, 2/10/25	50,000	50,164
Mylan NV
2.500%, 6/7/19	30,000	30,113
3.950%, 6/15/26(x)	50,000	50,846
Novartis Capital Corp.
2.400%, 5/17/22	50,000	50,268
3.400%, 5/6/24	50,000	52,316
Novartis Securities Investment Ltd.
5.125%, 2/10/19	64,000	66,912
Pfizer, Inc.
1.950%, 6/3/21(x)	125,000	124,759
3.400%, 5/15/24	50,000	52,582
2.750%, 6/3/26	50,000	49,511
4.000%, 12/15/36	250,000	267,249
Sanofi
4.000%, 3/29/21	36,000	38,204
Shire Acquisitions Investments Ireland DAC
1.900%, 9/23/19	50,000	49,847
2.400%, 9/23/21	125,000	124,356
3.200%, 9/23/26	50,000	49,289
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	36,000	35,077
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	45,000	45,450
Teva Pharmaceutical Finance Netherlands III BV
1.700%, 7/19/19	20,000	19,714
2.200%, 7/21/21	100,000	95,876
2.800%, 7/21/23(x)	30,000	28,732
Zoetis, Inc.
3.000%, 9/12/27	50,000	49,430

		3,942,373

Total Health Care		13,101,971

Industrials (1.0%)
Aerospace & Defense (0.2%)
BAE Systems Holdings, Inc.
2.850%, 12/15/20§	31,000	31,352
4.750%, 10/7/44§	7,000	7,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Boeing Co. (The)
2.350%, 10/30/21	$62,000	$62,638
Embraer Netherlands Finance BV
5.400%, 2/1/27	35,000	37,905
General Dynamics Corp.
2.250%, 11/15/22	62,000	61,942
L3 Technologies, Inc.
4.950%, 2/15/21	73,000	78,323
Lockheed Martin Corp.
2.500%, 11/23/20	75,000	76,023
3.350%, 9/15/21	45,000	46,731
3.550%, 1/15/26	87,000	89,813
3.600%, 3/1/35	85,000	83,560
4.500%, 5/15/36	15,000	16,364
4.070%, 12/15/42	52,000	52,766
4.090%, 9/15/52(b)§	47,000	46,833
Northrop Grumman Corp.
3.250%, 8/1/23	75,000	77,078
3.850%, 4/15/45	50,000	48,676
Raytheon Co.
4.400%, 2/15/20	73,000	77,169
Rockwell Collins, Inc.
5.250%, 7/15/19	18,000	18,994
Textron, Inc.
4.000%, 3/15/26	25,000	26,081
United Technologies Corp.
1.778%, 5/4/18(e)	216,000	216,113
4.500%, 4/15/20	36,000	38,173
3.100%, 6/1/22	54,000	55,393
3.125%, 5/4/27(x)	50,000	49,923
4.150%, 5/15/45	60,000	61,553
4.050%, 5/4/47	150,000	150,264

		1,511,238

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	36,000	38,780
4.900%, 1/15/34	99,000	110,806
3.900%, 2/1/35	90,000	91,326
4.100%, 2/1/45	49,000	48,182
4.750%, 11/15/45	58,000	63,202
4.550%, 4/1/46	65,000	69,241
4.400%, 1/15/47	79,000	81,820
United Parcel Service, Inc.
3.125%, 1/15/21	54,000	55,956
2.400%, 11/15/26	50,000	48,225

		607,538

Airlines (0.1%)
Delta Air Lines, Inc.
2.875%, 3/13/20	488,000	493,807
Southwest Airlines Co.
2.750%, 11/6/19	25,000	25,328

		519,135

Building Products (0.1%)
Johnson Controls International plc
4.250%, 3/1/21	56,000	59,210
5.125%, 9/14/45	90,000	102,845
LafargeHolcim Finance US LLC
4.750%, 9/22/46§	200,000	207,729
Masco Corp.
3.500%, 4/1/21	30,000	30,750
4.375%, 4/1/26	20,000	21,213

		421,747

Commercial Services & Supplies (0.1%)
Pitney Bowes, Inc.
3.875%, 5/15/22	441,000	434,385
4.625%, 3/15/24(x)	100,000	96,750
Republic Services, Inc.
5.500%, 9/15/19	27,000	28,737
5.250%, 11/15/21	36,000	39,731
Waste Management, Inc.
2.900%, 9/15/22	36,000	36,576
3.900%, 3/1/35	201,000	208,138

		844,317

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	36,000	36,718
Odebrecht
6.625%, 10/1/22	587,020	211,328

		248,046

Electrical Equipment (0.0%)
Eaton Corp.
2.750%, 11/2/22	101,000	101,320
Emerson Electric Co.
4.875%, 10/15/19	45,000	47,549
Rockwell Automation, Inc.
2.875%, 3/1/25	75,000	74,516

		223,385

Industrial Conglomerates (0.1%)
3M Co.
1.625%, 6/15/19	50,000	49,957
General Electric Co.
5.300%, 2/11/21	54,000	59,282
3.150%, 9/7/22	54,000	56,164
2.700%, 10/9/22	64,000	65,639
3.100%, 1/9/23	75,000	78,421
4.500%, 3/11/44	191,000	213,951
Honeywell International, Inc.
4.250%, 3/1/21	45,000	48,200
Ingersoll-Rand Luxembourg Finance SA
4.650%, 11/1/44	14,000	15,160
Roper Technologies, Inc.
2.800%, 12/15/21	100,000	100,322
3.800%, 12/15/26	30,000	31,040

		718,136

Machinery (0.1%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	36,580
Deere & Co.
2.600%, 6/8/22	91,000	92,124
Dover Corp.
3.150%, 11/15/25	50,000	50,908
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	48,712
Kennametal, Inc.
3.875%, 2/15/22	27,000	27,434
Parker-Hannifin Corp.
3.250%, 3/1/27§	100,000	100,313
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	36,569
Xylem, Inc.
4.375%, 11/1/46	14,000	14,643

		407,283

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	35,717

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	91,000	95,839
3.400%, 9/1/24	50,000	51,935
4.150%, 4/1/45	32,000	33,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
4.700%, 9/1/45	$30,000	$34,265
4.125%, 6/15/47	100,000	106,057
Canadian National Railway Co.
5.550%, 3/1/19	64,000	67,355
Canadian Pacific Railway Co.
7.250%, 5/15/19	36,000	39,012
CSX Corp.
3.700%, 11/1/23	50,000	52,548
4.250%, 11/1/66	74,000	72,165
Norfolk Southern Corp.
5.900%, 6/15/19	36,000	38,350
2.900%, 6/15/26	35,000	34,680
4.050%, 8/15/52§	47,000	46,025
Ryder System, Inc.
2.875%, 9/1/20	50,000	50,860
Union Pacific Corp.
2.750%, 4/15/23	62,000	62,579
3.250%, 8/15/25	100,000	102,554
3.375%, 2/1/35	29,000	28,706
3.600%, 9/15/37	95,000	96,090
3.875%, 2/1/55	102,000	100,843

		1,113,690

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.125%, 1/15/20	50,000	49,835
2.625%, 7/1/22	215,000	212,903
3.000%, 9/15/23	50,000	49,552
Aviation Capital Group Corp.
2.875%, 9/17/18§	145,000	145,696
GATX Corp.
2.600%, 3/30/20	41,000	41,415
3.250%, 9/15/26	50,000	49,254
3.850%, 3/30/27	48,000	48,703

		597,358

Total Industrials		7,247,590

Information Technology (2.1%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.950%, 2/15/19	50,000	52,267
2.125%, 3/1/19	75,000	75,554
2.450%, 6/15/20	100,000	101,439
1.850%, 9/20/21	100,000	98,910
2.500%, 9/20/26	50,000	48,333
Harris Corp.
2.700%, 4/27/20	108,000	108,919
Juniper Networks, Inc.
3.300%, 6/15/20(x)	35,000	35,806

		521,228

Electronic Equipment, Instruments & Components (0.0%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	49,615
Amphenol Corp.
3.200%, 4/1/24	64,000	64,555
Arrow Electronics, Inc.
3.250%, 9/8/24	50,000	49,190
Avnet, Inc.
5.875%, 6/15/20	45,000	48,497
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	79,097
Tyco Electronics Group SA
3.450%, 8/1/24	20,000	20,638
3.125%, 8/15/27	45,000	44,489

		356,081

Internet Software & Services (0.0%)
Alibaba Group Holding Ltd.
2.500%, 11/28/19	200,000	201,520
Alphabet, Inc.
3.625%, 5/19/21	36,000	37,874
eBay, Inc.
3.250%, 10/15/20	36,000	37,087
2.600%, 7/15/22	45,000	44,806

		321,287

IT Services (0.2%)
Automatic Data Processing, Inc.
2.250%, 9/15/20	50,000	50,482
DXC Technology Co.
2.875%, 3/27/20	68,000	68,995
Fidelity National Information Services, Inc.
3.625%, 10/15/20	49,000	50,950
3.000%, 8/15/26	50,000	48,166
4.500%, 8/15/46	97,000	100,203
Fiserv, Inc.
4.625%, 10/1/20	36,000	38,295
International Business Machines Corp.
7.625%, 10/15/18	91,000	96,484
2.500%, 1/27/22	100,000	100,966
1.875%, 8/1/22	91,000	88,803
3.450%, 2/19/26(x)	100,000	103,353
Mastercard, Inc.
2.950%, 11/21/26	50,000	50,299
Total System Services, Inc.
4.800%, 4/1/26	159,000	173,380
Visa, Inc.
2.200%, 12/14/20	100,000	100,988
3.150%, 12/14/25	100,000	102,472
4.150%, 12/14/35	44,000	47,991

		1,221,827

Semiconductors & Semiconductor Equipment (0.5%)
Analog Devices, Inc.
3.900%, 12/15/25	16,000	16,644
3.500%, 12/5/26	220,000	221,590
5.300%, 12/15/45	17,000	19,478
Applied Materials, Inc.
2.625%, 10/1/20	50,000	50,925
3.300%, 4/1/27	124,000	125,495
4.350%, 4/1/47	72,000	77,009
Broadcom Corp.
2.375%, 1/15/20§	842,000	846,307
3.000%, 1/15/22§	938,000	953,993
3.625%, 1/15/24§	531,000	545,675
3.875%, 1/15/27§	100,000	103,015
Intel Corp.
2.450%, 7/29/20	30,000	30,535
2.350%, 5/11/22	100,000	100,564
2.700%, 12/15/22	45,000	45,853
3.700%, 7/29/25	100,000	105,384
KLA-Tencor Corp.
4.125%, 11/1/21	28,000	29,615
4.650%, 11/1/24	50,000	53,961
Lam Research Corp.
2.750%, 3/15/20	61,000	61,950
2.800%, 6/15/21	77,000	77,706
Maxim Integrated Products, Inc.
3.450%, 6/15/27	25,000	25,153
QUALCOMM, Inc.
2.250%, 5/20/20	100,000	100,622
2.600%, 1/30/23	210,000	210,237
3.250%, 5/20/27	75,000	75,378
4.800%, 5/20/45	34,000	37,298
Texas Instruments, Inc.
1.750%, 5/1/20	100,000	99,487

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Xilinx, Inc.
2.950%, 6/1/24	$120,000	$120,065

		4,133,939

Software (0.6%)
Activision Blizzard, Inc.
3.400%, 6/15/27	10,000	10,037
Adobe Systems, Inc.
4.750%, 2/1/20	21,000	22,342
Autodesk, Inc.
3.600%, 12/15/22	36,000	37,155
3.500%, 6/15/27	220,000	218,050
CA, Inc.
3.600%, 8/15/22	100,000	102,196
Microsoft Corp.
4.200%, 6/1/19	54,000	56,277
1.100%, 8/8/19	40,000	39,599
1.850%, 2/6/20	50,000	50,139
2.000%, 11/3/20	75,000	75,354
1.550%, 8/8/21	75,000	73,647
2.375%, 5/1/23	102,000	101,954
2.700%, 2/12/25	75,000	74,949
2.400%, 8/8/26	100,000	96,820
3.300%, 2/6/27	100,000	103,515
3.500%, 2/12/35	170,000	172,143
3.450%, 8/8/36	270,000	271,926
3.700%, 8/8/46	234,000	236,040
4.250%, 2/6/47	320,000	353,996
Oracle Corp.
1.900%, 9/15/21	770,000	764,080
2.500%, 10/15/22	73,000	73,493
3.400%, 7/8/24	75,000	78,319
2.950%, 5/15/25	100,000	100,860
2.650%, 7/15/26	45,000	44,013
3.250%, 5/15/30	101,000	101,403
3.900%, 5/15/35	91,000	94,741
4.000%, 7/15/46	107,000	110,043
4.375%, 5/15/55	54,000	58,107
VMware, Inc.
2.300%, 8/21/20	885,000	887,870
3.900%, 8/21/27	100,000	101,147

		4,510,215

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
1.700%, 2/22/19	100,000	100,238
2.250%, 2/23/21	150,000	151,138
2.150%, 2/9/22	100,000	99,777
2.400%, 5/3/23	136,000	135,888
3.000%, 2/9/24	153,000	156,599
2.850%, 5/11/24	760,000	769,962
3.250%, 2/23/26	110,000	112,832
3.350%, 2/9/27	50,000	51,503
2.900%, 9/12/27	100,000	99,338
3.450%, 2/9/45	42,000	39,628
4.650%, 2/23/46	513,000	578,705
Dell International LLC
3.480%, 6/1/19§	235,000	239,708
4.420%, 6/15/21§	50,000	52,454
5.450%, 6/15/23(b)§	536,000	586,748
6.020%, 6/15/26§	140,000	155,437
8.350%, 7/15/46§	130,000	165,791
Hewlett Packard Enterprise Co.
2.850%, 10/5/18	220,000	222,150
2.100%, 10/4/19(b)§	225,000	225,092
3.600%, 10/15/20	255,000	264,354
4.900%, 10/15/25	50,000	52,911
HP, Inc.
3.750%, 12/1/20	37,000	38,527
4.375%, 9/15/21	45,000	47,743
Seagate HDD Cayman
3.750%, 11/15/18	75,000	76,272
Xerox Corp.
3.625%, 3/15/23	50,000	49,595
3.800%, 5/15/24(x)	50,000	49,432

		4,521,822

Total Information Technology		15,586,399

Materials (0.4%)
Chemicals (0.2%)
Agrium, Inc.
3.150%, 10/1/22	36,000	36,732
4.125%, 3/15/35	30,000	30,268
Air Products & Chemicals, Inc.
4.375%, 8/21/19	36,000	37,711
Albemarle Corp.
4.150%, 12/1/24	100,000	105,506
Celanese US Holdings LLC
5.875%, 6/15/21	10,000	11,084
4.625%, 11/15/22	10,000	10,771
Dow Chemical Co. (The)
8.550%, 5/15/19	56,000	61,854
3.000%, 11/15/22	27,000	27,574
3.500%, 10/1/24	75,000	76,789
4.375%, 11/15/42	26,000	26,486
4.625%, 10/1/44	44,000	45,842
Eastman Chemical Co.
3.600%, 8/15/22	45,000	46,857
4.800%, 9/1/42	38,000	40,386
Ecolab, Inc.
4.350%, 12/8/21	45,000	48,592
EI du Pont de Nemours & Co.
2.200%, 5/1/20	60,000	60,430
3.625%, 1/15/21(x)	64,000	66,956
2.800%, 2/15/23	45,000	45,358
LYB International Finance BV
4.000%, 7/15/23	36,000	38,056
LYB International Finance II BV
3.500%, 3/2/27	100,000	99,513
Methanex Corp.
3.250%, 12/15/19	36,000	36,229
Monsanto Co.
2.125%, 7/15/19	50,000	50,120
2.200%, 7/15/22	18,000	17,574
3.600%, 7/15/42	71,000	62,644
Potash Corp. of Saskatchewan, Inc.
4.875%, 3/30/20	27,000	28,488
PPG Industries, Inc.
3.600%, 11/15/20	27,000	28,070
Praxair, Inc.
4.500%, 8/15/19	36,000	37,711
2.700%, 2/21/23	36,000	36,010
RPM International, Inc.
6.125%, 10/15/19	36,000	38,924
Sherwin-Williams Co. (The)
2.750%, 6/1/22	50,000	50,294
3.450%, 6/1/27	75,000	75,566
4.000%, 12/15/42	25,000	23,840
4.500%, 6/1/47	45,000	47,195

		1,449,430

Construction Materials (0.0%)
CRH America, Inc.
5.750%, 1/15/21	45,000	49,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Vulcan Materials Co.
7.500%, 6/15/21	$50,000	$58,376

		107,650

Containers & Packaging (0.1%)
Bemis Co., Inc.
6.800%, 8/1/19	36,000	38,900
International Paper Co.
4.750%, 2/15/22	75,000	81,943
3.650%, 6/15/24(x)	67,000	69,242
4.800%, 6/15/44	9,000	9,499
4.350%, 8/15/48	280,000	280,950
Packaging Corp. of America
3.900%, 6/15/22	36,000	37,679
WestRock RKT Co.
3.500%, 3/1/20	59,000	60,273

		578,486

Metals & Mining (0.1%)
Anglo American Capital plc
3.625%, 9/11/24(b)(x)§	200,000	199,179
Barrick Gold Corp.
5.250%, 4/1/42	110,000	125,653
Barrick North America Finance LLC
4.400%, 5/30/21	11,000	11,838
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	27,000	27,559
5.000%, 9/30/43	100,000	117,568
Glencore Funding LLC
4.000%, 3/27/27(x)§	220,000	221,344
Goldcorp, Inc.
3.625%, 6/9/21	35,000	36,271
Newmont Mining Corp.
3.500%, 3/15/22	120,000	124,116
4.875%, 3/15/42	90,000	96,417
Nucor Corp.
5.200%, 8/1/43	47,000	53,400
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	38,190
Rio Tinto Finance USA plc
2.875%, 8/21/22	2,000	2,032
4.125%, 8/21/42	70,000	72,883

		1,126,450

Paper & Forest Products (0.0%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27(x)	25,000	26,421
Georgia-Pacific LLC
7.375%, 12/1/25	65,000	82,684

		109,105

Total Materials		3,371,121

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)
2.750%, 1/15/20	25,000	25,203
American Tower Corp. (REIT)
5.050%, 9/1/20	64,000	69,010
2.250%, 1/15/22	50,000	49,155
5.000%, 2/15/24	50,000	55,111
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23	50,000	53,733
Boston Properties LP (REIT)
3.700%, 11/15/18	36,000	36,626
5.875%, 10/15/19	54,000	57,685
2.750%, 10/1/26	50,000	47,357
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23	500,000	495,466
3.850%, 2/1/25	100,000	99,484
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	100,000	104,562
Corporate Office Properties LP (REIT)
5.000%, 7/1/25	100,000	107,770
Crown Castle International Corp. (REIT)
5.250%, 1/15/23	400,000	442,016
DDR Corp. (REIT)
4.625%, 7/15/22	27,000	28,699
Digital Realty Trust LP (REIT)
3.400%, 10/1/20	400,000	411,949
3.625%, 10/1/22	27,000	28,046
Duke Realty LP (REIT)
3.250%, 6/30/26	30,000	29,723
ERP Operating LP (REIT)
3.000%, 4/15/23	75,000	76,313
Essex Portfolio LP (REIT)
3.875%, 5/1/24	25,000	25,899
HCP, Inc. (REIT)
3.150%, 8/1/22	36,000	36,461
4.250%, 11/15/23	70,000	73,864
Hospitality Properties Trust (REIT)
4.950%, 2/15/27	70,000	73,316
Host Hotels & Resorts LP (REIT)
Series C
4.750%, 3/1/23	36,000	38,671
Kilroy Realty LP (REIT)
4.375%, 10/1/25	1,000,000	1,048,775
Kimco Realty Corp. (REIT)
6.875%, 10/1/19	36,000	39,148
3.200%, 5/1/21	25,000	25,411
Liberty Property LP (REIT)
4.750%, 10/1/20	36,000	38,282
National Retail Properties, Inc. (REIT)
3.800%, 10/15/22	27,000	28,048
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	400,000	412,548
4.500%, 1/15/25	500,000	509,753
Prologis LP (REIT)
4.250%, 8/15/23	50,000	54,305
Public Storage (REIT)
3.094%, 9/15/27	600,000	598,372
Select Income REIT (REIT)
4.500%, 2/1/25	100,000	101,312
Simon Property Group LP (REIT)
2.350%, 1/30/22	50,000	49,717
3.300%, 1/15/26	75,000	75,228
3.375%, 6/15/27(x)	75,000	75,254
Ventas Realty LP (REIT)
4.250%, 3/1/22	40,000	42,376
3.250%, 8/15/22	36,000	36,550
VEREIT Operating Partnership LP (REIT)
3.000%, 2/6/19	10,000	10,090
4.125%, 6/1/21	5,000	5,231
4.600%, 2/6/24	10,000	10,531
4.875%, 6/1/26	10,000	10,704
Vornado Realty LP (REIT)
5.000%, 1/15/22	45,000	48,765
Washington REIT (REIT)
3.950%, 10/15/22	36,000	37,151

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
WEA Finance LLC (REIT)
3.250%, 10/5/20§	$500,000	$510,400
Weingarten Realty Investors (REIT)
3.375%, 10/15/22	54,000	54,822
Welltower, Inc. (REIT)
6.125%, 4/15/20	26,000	28,469
4.000%, 6/1/25	100,000	103,975
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23	50,000	54,569

		6,475,905

Real Estate Management & Development (0.1%)
Celulosa Arauco y Constitucion SA
5.000%, 1/21/21	45,000	47,754
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 3/20/22§	500,000	509,406

		557,160

Total Real Estate		7,033,065

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
5.875%, 10/1/19	36,000	38,689
(USD 3 Month LIBOR + 0.65%), 1.954%, 1/15/20(k)	600,000	601,919
5.200%, 3/15/20	22,000	23,568
2.450%, 6/30/20	25,000	25,194
4.600%, 2/15/21	54,000	57,670
2.800%, 2/17/21	75,000	75,756
5.000%, 3/1/21	36,000	38,938
3.200%, 3/1/22	35,000	35,619
3.000%, 6/30/22	25,000	25,253
2.625%, 12/1/22	27,000	26,606
3.600%, 2/17/23	75,000	77,207
3.400%, 8/14/24	125,000	125,081
3.950%, 1/15/25	50,000	51,286
3.400%, 5/15/25	150,000	148,083
4.250%, 3/1/27	250,000	257,434
3.900%, 8/14/27	140,000	140,068
5.250%, 3/1/37	99,000	103,612
5.150%, 2/14/50	410,000	412,243
Orange SA
2.750%, 2/6/19	25,000	25,301
5.375%, 7/8/19	36,000	38,111
SFR Group SA
7.375%, 5/1/26§	300,000	324,000
Telefonica Emisiones SAU
5.134%, 4/27/20	33,000	35,330
5.462%, 2/16/21	45,000	49,366
Verizon Communications, Inc.
(USD 3 Month LIBOR + 0.55%), 1.865%, 5/22/20(k)	1,280,000	1,279,415
4.500%, 9/15/20	114,000	121,892
4.600%, 4/1/21	91,000	98,100
2.946%, 3/15/22	465,000	472,649
2.450%, 11/1/22(x)	36,000	35,641
5.150%, 9/15/23	175,000	196,176
4.150%, 3/15/24	100,000	105,944
4.125%, 3/16/27	215,000	224,069
4.500%, 8/10/33	190,000	193,821

		5,464,041

Wireless Telecommunication Services (0.0%)
America Movil SAB de CV
5.000%, 3/30/20	100,000	107,200
Rogers Communications, Inc.
4.100%, 10/1/23	50,000	53,213
5.000%, 3/15/44	19,000	21,187
Vodafone Group plc
5.450%, 6/10/19	54,000	57,054
2.500%, 9/26/22	45,000	44,919
2.950%, 2/19/23	45,000	45,655

		329,228

Total Telecommunication Services		5,793,269

Utilities (0.9%)
Electric Utilities (0.8%)
Baltimore Gas & Electric Co.
3.500%, 8/15/46	47,000	43,916
DTE Electric Co.
2.650%, 6/15/22	45,000	45,208
Duke Energy Carolinas LLC
4.300%, 6/15/20	34,000	36,034
2.500%, 3/15/23	50,000	50,092
Duke Energy Corp.
5.050%, 9/15/19	36,000	38,065
2.650%, 9/1/26	75,000	71,726
Duke Energy Progress LLC
5.300%, 1/15/19	45,000	47,026
3.250%, 8/15/25	50,000	51,183
Emera US Finance LP
2.150%, 6/15/19	122,000	122,050
2.700%, 6/15/21	152,000	152,479
3.550%, 6/15/26	50,000	50,292
Enel Finance International NV
2.875%, 5/25/22§	235,000	236,484
3.625%, 5/25/27§	220,000	220,349
Entergy Arkansas, Inc.
3.750%, 2/15/21	924,000	972,891
Entergy Texas, Inc.
7.125%, 2/1/19	45,000	47,990
Exelon Corp.
2.850%, 6/15/20	140,000	142,794
5.150%, 12/1/20	45,000	48,446
2.450%, 4/15/21	26,000	25,946
3.950%, 6/15/25	75,000	78,300
4.950%, 6/15/35	24,000	26,008
FirstEnergy Corp.
Series B
4.250%, 3/15/23	515,000	545,595
3.900%, 7/15/27	100,000	101,541
Georgia Power Co.
5.400%, 6/1/18	54,000	55,318
1.950%, 12/1/18	50,000	50,117
Indiana Michigan Power Co.
7.000%, 3/15/19	45,000	47,943
LG&E & KU Energy LLC
3.750%, 11/15/20	54,000	56,153
Nevada Power Co.
7.125%, 3/15/19	54,000	58,028
NextEra Energy Capital Holdings, Inc.
3.625%, 6/15/23	50,000	51,599
3.550%, 5/1/27	25,000	25,630
NSTAR Electric Co.
2.375%, 10/15/22	45,000	44,554
Pacific Gas & Electric Co.
3.500%, 10/1/20	45,000	46,770
3.400%, 8/15/24	50,000	51,914
PacifiCorp
5.500%, 1/15/19	45,000	47,135
PECO Energy Co.
1.700%, 9/15/21	100,000	98,095

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
PPL Capital Funding, Inc.
3.100%, 5/15/26		$50,000	$49,160
Public Service Co. of Colorado
3.200%, 11/15/20		45,000	46,275
Public Service Electric & Gas Co.
3.050%, 11/15/24		50,000	50,232
Southern California Edison Co.
1.250%, 11/1/17		28,000	27,990
Series C
3.500%, 10/1/23		50,000	52,557
Southern Co. (The)
2.350%, 7/1/21		650,000	646,277
2.950%, 7/1/23		25,000	24,970
3.250%, 7/1/26		100,000	98,547
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§		136,000	142,236
Virginia Electric & Power Co.
4.450%, 2/15/44		39,000	42,492
Series A
3.500%, 3/15/27		164,000	168,644
Series B
4.200%, 5/15/45		81,000	85,729
Series C
2.750%, 3/15/23		50,000	50,589
Wisconsin Electric Power Co.
2.950%, 9/15/21		45,000	46,089
Xcel Energy, Inc.
3.350%, 12/1/26		100,000	101,133

			5,420,591

Gas Utilities (0.0%)
CenterPoint Energy Resources Corp.
4.500%, 1/15/21		54,000	56,947
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24		100,000	101,968
4.600%, 12/15/44		114,000	119,578
National Fuel Gas Co.
3.950%, 9/15/27		50,000	49,539

			328,032

Independent Power and Renewable Electricity Producers (0.0%)
NRG Energy, Inc.
7.625%, 1/15/18		104,000	105,547
PSEG Power LLC
5.125%, 4/15/20		36,000	38,450
TransAlta Corp.
4.500%, 11/15/22		27,000	27,321

			171,318

Multi-Utilities (0.1%)
Ameren Corp.
2.700%, 11/15/20		50,000	50,618
Berkshire Hathaway Energy Co.
3.750%, 11/15/23		50,000	52,682
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18		36,000	38,184
Consumers Energy Co.
6.700%, 9/15/19		45,000	49,045
3.375%, 8/15/23		87,000	90,714
Dominion Energy, Inc.
2.579%, 7/1/20		135,000	135,758
4.104%, 4/1/21(e)		40,000	41,902
(USD 3 Month LIBOR + 3.06%), 5.750%, 10/1/54(k)		50,000	53,750
Series B
2.750%, 9/15/22		45,000	45,049
NiSource Finance Corp.
3.490%, 5/15/27		115,000	116,317
Sempra Energy
9.800%, 2/15/19		64,000	70,680
2.875%, 10/1/22		32,000	32,097
Southern Co. Gas Capital Corp.
3.500%, 9/15/21		45,000	46,383

			823,179

Total Utilities			6,743,120

Total Corporate Bonds			206,228,216

Foreign Government Securities (2.0%)
Bundesrepublik Deutschland
3.250%, 7/4/42(m)	EUR	300,000	514,860
2.500%, 7/4/44(m)		600,000	916,621
Canada Government Bond
1.625%, 2/27/19		$50,000	50,048
Export Development Canada
1.750%, 7/21/20		75,000	74,945
1.500%, 5/26/21		100,000	98,489
Export-Import Bank of Korea
4.000%, 1/29/21		182,000	189,368
2.750%, 1/25/22		100,000	99,811
FMS Wertmanagement AoeR
1.000%, 8/16/19		200,000	197,359
Iraq Government AID Bond
2.149%, 1/18/22		200,000	200,238
Japan Bank for International Cooperation
1.750%, 11/13/18		200,000	199,820
2.375%, 7/21/22		500,000	501,263
2.375%, 4/20/26		200,000	194,449
2.250%, 11/4/26		50,000	47,991
Japan Finance Organization for Municipalities
2.125%, 4/13/21§		500,000	494,203
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	592,467
Kingdom of Saudi Arabia
3.625%, 3/4/28(b)§		200,000	199,540
Province of Alberta Canada
2.200%, 7/26/22		100,000	99,457
Province of Manitoba
2.050%, 11/30/20		100,000	100,845
Province of Ontario
4.000%, 10/7/19		136,000	141,691
4.400%, 4/14/20		45,000	47,696
2.450%, 6/29/22(x)		45,000	45,356
3.200%, 5/16/24		162,000	168,140
Province of Quebec
3.500%, 7/29/20		91,000	94,832
2.625%, 2/13/23		102,000	103,332
2.500%, 4/20/26		50,000	49,388
2.750%, 4/12/27		50,000	49,652
Republic of Chile
3.125%, 1/21/26(x)		100,000	102,850
Republic of Colombia
4.000%, 2/26/24(x)		805,000	840,018
Republic of Hungary
4.000%, 3/25/19		100,000	103,125
6.375%, 3/29/21		100,000	112,750
5.375%, 3/25/24		160,000	182,800
Republic of Korea
7.125%, 4/16/19		91,000	97,757
Republic of Panama
3.750%, 3/16/25		200,000	209,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Peru
7.125%, 3/30/19(x)		$36,000	$38,970
7.350%, 7/21/25(x)		200,000	262,300
4.125%, 8/25/27(x)		75,000	82,500
6.150%, 8/12/32(m)	PEN	4,900,000	1,573,992
Republic of Philippines
4.000%, 1/15/21		$136,000	144,024
5.500%, 3/30/26		260,000	309,897
Republic of Poland
6.375%, 7/15/19		136,000	146,880
5.125%, 4/21/21		45,000	49,331
4.000%, 1/22/24		75,000	80,719
Republic of Uruguay
8.000%, 11/18/22		45,000	54,900
4.375%, 10/27/27		150,000	161,625
Russian Federation
7.500%, 8/18/21	RUB	1,532,000	26,634
7.400%, 12/7/22		1,736,000	30,054
7.750%, 9/16/26		1,126,000	19,896
8.150%, 2/3/27		5,024,000	91,386
7.050%, 1/19/28		3,861,000	65,098
State of Israel
2.875%, 3/16/26		$200,000	201,750
Svensk Exportkredit AB
2.375%, 3/9/22		200,000	201,952
Tokyo Metropolitan Government Bond
2.500%, 6/8/22§		900,000	898,424
United Mexican States
5.000%, 12/11/19	MXN	37,100,000	1,963,651
3.625%, 3/15/22		$192,000	201,216
4.000%, 10/2/23		150,000	158,550
4.150%, 3/28/27		908,000	955,216
10.000%, 11/20/36	MXN	700,000	49,582
Series M 30
8.500%, 11/18/38		700,000	43,729

Total Foreign Government Securities			14,932,637

Loan Participations (0.3%)
Financials (0.2%)
Consumer Finance (0.2%)
Delos Finance Sarl
3.333%, 10/6/23		1,300,000	1,307,514

Total Financials			1,307,514

Industrials (0.1%)
Trading Companies & Distributors (0.1%)
Avolon Holdings Ltd.
3.986%, 3/21/22		$600,000	600,709

Total Industrials			600,709

Total Loan Participations			1,908,223

Mortgage-Backed Securities (25.9%)
FHLMC
5.500%, 11/1/17		15	15
3.000%, 1/1/30		45,088	46,481
2.500%, 3/1/30		37,464	37,911
2.500%, 5/1/30		99,570	100,676
3.000%, 5/1/30		84,379	87,052
3.000%, 6/1/30		160,002	165,096
2.500%, 7/1/30		38,718	39,148
3.000%, 7/1/30		79,485	81,976
2.500%, 8/1/30		112,615	113,848
3.000%, 8/1/30		25,437	26,236
2.500%, 9/1/30		144,418	145,898
3.500%, 9/1/30		71,612	75,143
3.500%, 4/1/31		4,806	5,051
2.793%, 11/1/31(l)		1,947	2,043
2.500%, 10/15/32TBA		690,000	695,013
3.000%, 10/15/32TBA		558,000	573,476
3.500%, 11/15/32TBA		210,000	218,974
5.500%, 2/1/35		14,185	15,831
4.500%, 2/1/39		32,899	35,553
4.500%, 12/1/39		13,468	14,546
4.000%, 8/1/40		14,795	15,690
4.000%, 9/1/40		33,966	36,164
3.500%, 12/1/40		61,581	63,833
4.000%, 4/1/41		690	732
4.500%, 5/1/41		83,068	89,638
5.500%, 6/1/41		56,778	62,567
5.000%, 11/1/41		152,177	166,729
3.500%, 4/1/42		63,930	66,528
3.500%, 5/1/42		2,571	2,668
3.500%, 8/1/42		102,895	106,999
3.500%, 10/1/42		27,554	28,585
3.500%, 11/1/42		63,240	65,572
3.000%, 12/1/42		136,929	138,245
3.000%, 1/1/43		68,919	69,571
3.000%, 3/1/43		71,528	72,137
3.000%, 4/1/43		482,629	486,739
3.500%, 6/1/43		37,031	38,631
3.000%, 7/1/43		356,219	359,754
3.500%, 7/1/43		13,622	14,228
3.000%, 8/1/43		205,317	207,065
4.500%, 9/1/43		121,454	130,833
4.500%, 11/1/43		50,272	54,154
4.500%, 12/1/43		106,268	114,641
3.500%, 1/1/44		18,482	19,305
4.000%, 4/1/44		63,579	67,834
4.000%, 8/1/44		101,285	108,205
3.500%, 12/1/44		354,020	367,406
3.000%, 1/1/45		4,817,697	4,846,677
3.000%, 7/1/45		2,451,064	2,462,745
3.500%, 8/1/45		549,594	571,921
3.500%, 9/1/45		8,265	8,619
4.000%, 9/1/45		73,606	78,911
4.000%, 10/1/45		92,045	97,773
4.000%, 12/1/45		29,446	31,516
3.500%, 1/1/46		60,169	62,369
3.500%, 3/1/46		44,498	46,125
3.000%, 5/1/46		4,451,794	4,471,617

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 5/1/46	$49,450	$51,258
3.000%, 6/1/46	9,584	9,620
4.000%, 7/1/46	60,430	64,172
4.000%, 8/1/46	35,329	37,516
3.000%, 9/1/46	59,607	59,957
4.000%, 9/1/46	5,355	5,687
4.000%, 10/1/46	9,910	10,525
3.000%, 11/1/46	534,338	536,383
3.000%, 12/1/46	620,527	624,242
3.000%, 1/1/47	1,769,313	1,776,086
4.000%, 1/1/47	773,360	824,868
3.000%, 2/1/47	1,953,691	1,961,170
4.000%, 2/1/47	217,057	230,597
3.000%, 3/1/47	1,925,878	1,933,251
3.500%, 3/1/47	126,081	131,124
3.000%, 4/1/47	803,702	806,779
4.000%, 8/1/47	225,907	241,376
3.500%, 10/15/47TBA	2,158,163	2,225,268
4.500%, 10/15/47TBA	410,000	439,565
3.500%, 11/15/47TBA	2,000,000	2,058,438
FNMA
4.000%, 4/1/23	482	502
5.000%, 2/1/24(l)	117	125
4.000%, 9/1/25	29,524	30,990
4.000%, 1/1/26	57,671	60,607
4.000%, 4/1/26	18,241	19,170
3.500%, 7/1/26	206,811	216,254
4.000%, 7/1/26	72,632	76,329
4.000%, 8/1/26	41,434	43,607
2.948%, 1/1/28(l)	12,972	13,406
3.500%, 3/1/29	49,976	52,329
3.000%, 4/1/29	60,822	62,721
3.500%, 4/1/29	121,845	127,885
3.000%, 5/1/29	66,812	68,949
3.000%, 6/1/29	62,641	64,605
3.500%, 7/1/29	68,639	71,945
3.000%, 9/1/29	101,062	104,256
3.500%, 9/1/29	66,627	69,971
3.500%, 12/1/29	253,201	265,950
3.000%, 1/1/30	284,040	293,038
3.000%, 3/1/30	56,914	58,753
2.500%, 4/1/30	38,819	39,270
3.000%, 4/1/30	49,583	51,154
2.500%, 5/1/30	19,093	19,309
3.000%, 5/1/30	27,619	28,511
2.500%, 7/1/30	17,995	18,196
3.000%, 7/1/30	102,157	105,425
2.500%, 8/1/30	143,917	145,379
3.000%, 8/1/30	267,675	276,127
3.500%, 8/1/30	50,701	53,285
2.500%, 9/1/30	79,168	79,982
3.000%, 9/1/30	109,686	113,207
2.500%, 11/1/30	161,429	163,055
3.500%, 2/1/31	5,299	5,564
3.000%, 3/1/31	91,930	94,727
3.500%, 3/1/31	11,094	11,648
2.500%, 6/1/31	43,616	44,000
2.500%, 7/1/31	131,461	132,616
3.000%, 8/1/31	297,343	306,855
4.000%, 8/1/31	15,827	16,858
2.500%, 10/1/31	301,287	304,001
2.500%, 11/1/31	239,806	241,959
2.500%, 3/1/32	196,352	198,061
2.500%, 10/25/32TBA	8,600	8,660
3.000%, 10/25/32TBA	1,000	1,028
4.500%, 10/25/32TBA	279,000	283,599
1.895%, 3/1/33(l)	17,518	17,645
6.000%, 2/1/34	37,385	42,351
5.500%, 5/1/34	170,909	190,522
6.000%, 8/1/34	20,783	23,575
3.000%, 9/1/34	3,083,509	3,156,742
3.500%, 12/1/34	2,585,738	2,699,874
5.000%, 2/1/35	219,630	241,211
5.500%, 2/1/35	102,154	113,688
6.000%, 4/1/35	334,132	378,229
5.000%, 9/1/35	11,964	13,135
5.500%, 12/1/35	58,374	65,089
3.280%, 1/1/36(l)	211,976	219,460
4.000%, 1/1/36	70,519	74,944
3.000%, 10/1/36	6,068	6,191
3.000%, 11/1/36	59,834	61,063
3.000%, 12/1/36	92,454	94,351
6.000%, 2/1/38	14,747	16,790
6.000%, 3/1/38	5,545	6,308
6.000%, 5/1/38	17,939	20,455
6.000%, 10/1/38	5,308	6,052
6.000%, 12/1/38	6,881	7,818
5.500%, 1/1/39	29,462	33,246

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 5/1/39	$600	$635
4.000%, 6/1/39	17,867	18,952
4.000%, 7/1/39	24,088	25,476
4.500%, 7/1/39	189,512	206,243
6.000%, 7/1/39	23,930	26,914
5.500%, 9/1/39	62,893	70,263
5.500%, 12/1/39	44,514	49,620
5.500%, 3/1/40	4,834	5,452
6.500%, 5/1/40	146,169	168,398
4.000%, 7/1/40	58,774	62,344
4.500%, 7/1/40	53,640	57,956
4.000%, 8/1/40	106,507	112,943
4.500%, 8/1/40	87,286	94,310
4.000%, 9/1/40	103,823	110,096
4.000%, 10/1/40	345,430	367,230
4.000%, 11/1/40	18,613	19,738
3.049%, 12/1/40(l)	5,022	5,179
4.000%, 12/1/40	1,235,577	1,310,243
4.000%, 1/1/41	24,160	25,552
4.000%, 4/1/41	9,166	9,717
5.500%, 4/1/41	9,320	10,363
4.500%, 5/1/41	3,391	3,695
4.500%, 7/1/41	11,370	12,279
5.000%, 7/1/41	292,078	320,614
5.000%, 8/1/41	9,069	9,950
4.000%, 9/1/41	248,832	263,791
4.500%, 9/1/41	38,341	41,390
4.000%, 10/1/41	15,416	16,343
4.500%, 10/1/41	110,417	119,345
4.000%, 12/1/41	62,440	66,799
3.500%, 1/1/42	49,138	50,954
4.000%, 2/1/42	56,192	59,552
3.500%, 4/1/42	26,522	27,516
3.500%, 5/1/42	14,010	14,573
4.000%, 5/1/42	114,047	120,868
3.500%, 6/1/42	7,146	7,415
4.000%, 6/1/42	32,555	34,502
3.500%, 7/1/42	5,873	6,094
4.000%, 7/1/42	210,936	225,431
3.000%, 8/1/42	268,282	271,216
3.500%, 8/1/42	11,992	12,443
4.000%, 8/1/42	17,589	18,641
4.500%, 8/1/42	28,827	31,102
3.500%, 9/1/42	141,768	147,556
4.000%, 9/1/42	31,709	33,605
4.500%, 9/1/42	184,623	199,479
3.500%, 10/1/42	125,648	130,779
3.000%, 12/1/42	74,869	75,606
3.500%, 12/1/42	71,002	73,622
4.000%, 12/1/42	130,311	138,857
3.000%, 1/1/43	148,960	150,539
4.000%, 1/1/43	51,566	54,666
3.000%, 2/1/43	288,297	291,552
3.500%, 2/1/43	63,764	66,259
3.000%, 3/1/43	574,805	580,493
3.500%, 3/1/43	76,953	79,957
3.000%, 4/1/43	393,249	397,215
3.500%, 4/1/43	3,011	3,122
3.000%, 5/1/43	538,595	544,619
3.500%, 5/1/43	5,390	5,584
3.000%, 6/1/43	96,931	98,092
3.500%, 6/1/43	68,191	70,882
3.000%, 7/1/43	768,773	777,462
3.500%, 7/1/43	222,799	231,614
3.000%, 8/1/43	52,979	53,426
3.500%, 8/1/43	201,979	210,122
4.500%, 9/1/43	235,538	254,312
4.000%, 10/1/43	235,521	249,668
3.500%, 11/1/43	133,830	138,859
3.500%, 12/1/43	69,649	72,734
4.500%, 12/1/43	51,386	55,360
5.000%, 12/1/43	404,399	440,160
3.500%, 1/1/44	96,955	101,189
4.500%, 1/1/44	63,057	68,122
4.500%, 4/1/44	536,782	579,305
3.500%, 5/1/44	118,007	123,198
3.500%, 6/1/44	527,502	546,995
3.500%, 7/1/44	64,847	67,405
4.000%, 8/1/44	577,055	617,967
3.000%, 10/1/44	2,938,382	2,963,175
3.500%, 12/1/44	1,813,117	1,848,387
4.000%, 12/1/44	70,239	75,032
3.500%, 2/1/45	4,881,367	4,977,472
4.000%, 2/1/45	52,354	55,861
3.000%, 4/1/45	3,204,322	3,191,305
3.000%, 5/1/45	4,320,035	4,302,485
3.500%, 7/1/45	125,499	130,117
4.000%, 10/1/45	312,432	333,988
4.000%, 11/1/45	123,389	131,989
4.500%, 11/1/45	6,335	6,865
4.000%, 12/1/45	249,578	266,585
4.000%, 1/1/46	55,468	58,928
4.000%, 2/1/46	88,720	94,691
3.500%, 3/1/46	66,362	68,742
3.500%, 4/1/46	9,897	10,287
3.500%, 5/1/46	43,165	44,740
3.000%, 6/1/46	80,703	81,356
3.500%, 6/1/46	418,664	433,678
4.000%, 6/1/46	211,021	223,793
3.000%, 7/1/46	327,256	329,148
4.000%, 7/1/46	375,325	400,176
3.000%, 8/1/46	727,822	732,043
3.500%, 8/1/46	82,459	85,416
4.000%, 8/1/46	2,666	2,849
3.000%, 9/1/46	531,184	534,626
3.500%, 9/1/46	89,524	92,870
3.000%, 10/1/46	307,812	309,652
3.000%, 11/1/46	227,788	229,291
3.500%, 11/1/46	129,141	134,215
4.000%, 11/1/46	36,977	39,472
3.000%, 12/1/46	178,174	179,371
3.500%, 12/1/46	256,029	265,964
4.000%, 12/1/46	10,630	11,363
3.000%, 1/1/47	4,071,466	4,086,823
3.500%, 1/1/47	376,742	392,589
4.000%, 1/1/47	3,694	3,949
3.000%, 2/1/47	3,040,740	3,052,547
3.500%, 2/1/47	46,656	48,511
3.000%, 3/1/47	1,782,226	1,789,227
4.000%, 3/1/47	4,190,991	4,470,062
3.000%, 4/1/47	241,363	242,268
3.500%, 5/1/47	84,692	87,888
4.000%, 8/1/47	2,936,192	3,099,005
3.500%, 10/25/47TBA	595,255	613,624
4.500%, 10/25/47TBA	6,000,000	6,439,687
5.000%, 10/25/47TBA	126,000	137,478
5.500%, 10/25/47TBA	12,000	13,279
3.000%, 11/25/47TBA	20,000,000	20,031,250
3.500%, 11/25/47TBA	2,800,000	2,881,266
4.000%, 11/25/47TBA	24,000,000	25,228,125
4.500%, 11/25/47TBA	500,000	536,035
3.500%, 12/25/47TBA	23,000,000	23,626,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA
2.125%, 7/20/27(l)	$957	$977
5.500%, 4/15/33	1,409	1,593
5.000%, 12/15/38	9,903	11,016
4.000%, 4/20/39	4,472	4,771
5.000%, 7/15/39	59,951	66,195
4.000%, 7/20/39	10,824	11,526
5.000%, 10/20/39	10,858	11,875
4.500%, 12/20/39	4,387	4,754
4.500%, 1/20/40	5,447	5,906
4.500%, 2/20/40	4,322	4,683
4.500%, 5/20/40	393	425
4.500%, 8/20/40	10,500	11,378
4.000%, 10/20/40	56,895	60,451
4.000%, 11/20/40	175,616	186,592
5.000%, 12/15/40	37,190	40,987
4.000%, 12/20/40	68,867	73,172
4.000%, 1/15/41	68,766	73,201
4.000%, 1/20/41	58,291	62,050
4.000%, 3/15/41	48,353	51,472
4.500%, 5/20/41	359,742	389,702
4.500%, 6/20/41	35,782	38,791
4.500%, 7/20/41	24,469	26,527
4.500%, 11/20/41	61,109	66,248
3.500%, 12/20/41	200,705	209,650
3.500%, 1/15/42	35,059	36,601
4.500%, 2/15/42	323,113	350,023
4.000%, 4/20/42	63,636	67,614
5.000%, 7/20/42	25,665	27,518
3.500%, 9/20/42	33,632	35,115
3.500%, 1/20/43	32,640	34,064
3.500%, 4/15/43	54,527	56,908
5.000%, 7/20/44	4,300	4,610
4.000%, 10/20/44	2,041	2,165
4.500%, 10/20/44	74,908	80,622
4.500%, 11/20/44	110,771	119,152
3.500%, 1/20/45	1,895,505	1,947,705
3.000%, 7/15/45	732,785	744,235
3.500%, 10/20/46	124,991	130,669
3.500%, 4/20/47	773,293	804,920
4.000%, 6/20/47	278,741	294,289
3.000%, 10/15/47TBA	4,285,000	4,344,923
3.500%, 10/15/47TBA	5,292,355	5,501,981
4.000%, 10/15/47TBA	1,073,000	1,129,836
5.500%, 10/15/47TBA	250,000	276,641
4.000%, 11/15/47TBA	1,623,000	1,707,637

Total Mortgage-Backed Securities		194,832,627

Municipal Bonds (0.9%)
City of Chicago Taxable General Obligation Bonds, Series 2015B
5.633%, 1/1/20	300,000	307,575
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.375%, 6/15/43	230,000	258,971
5.500%, 6/15/43	270,000	305,697
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	45,000	61,635
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075%, 11/1/20	290,000	308,055
4.325%, 11/1/21	470,000	508,784
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.808%, 2/1/41	45,000	58,749
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	25,000	36,148
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841%, 8/1/21	145,000	163,012
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	60,000	83,469
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.995%, 7/1/20	50,000	50,963
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	35,000	44,231
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	45,000	63,239
New Jersey Economic Development Authority, Revenue Bonds, Series B
(Zero Coupon), 2/15/22	800,000	697,696
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875%, 12/15/39	1,595,000	1,663,600
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	56,000	84,438
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	48,986
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	545,000	606,013
5.435%, 5/15/23	715,000	808,621
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	45,000	69,368
State of California Department of Water Resources, Revenue Bonds, Series P
2.000%, 5/1/22	75,000	74,003

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
State of California, Various Purposes, General Obligation Bonds, Series 2009
6.200%, 3/1/19	$36,000	$38,252
6.200%, 10/1/19	36,000	39,114
7.550%, 4/1/39	210,000	322,056
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	200,000	202,260
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389%, 3/15/40	45,000	56,149
University of California, General Revenue Bonds, Series 2012- AD
4.858%, 5/15/2112	45,000	48,501

Total Municipal Bonds		7,009,585

Supranational (0.7%)
African Development Bank
1.125%, 9/20/19	125,000	123,619
1.875%, 3/16/20	100,000	100,270
Asian Development Bank
1.875%, 10/23/18	45,000	45,153
1.750%, 1/10/20	200,000	200,125
1.375%, 3/23/20	27,000	26,753
2.125%, 11/24/21	50,000	50,208
2.000%, 2/16/22	100,000	99,752
1.875%, 2/18/22	100,000	99,283
1.750%, 9/13/22	150,000	147,434
2.625%, 1/12/27	50,000	50,477
Corp. Andina de Fomento
8.125%, 6/4/19	45,000	49,343
European Bank for Reconstruction & Development
1.500%, 3/16/20	27,000	26,810
1.125%, 8/24/20	100,000	98,145
2.125%, 3/7/22	100,000	100,022
European Investment Bank
1.875%, 3/15/19	75,000	75,280
1.250%, 5/15/19	100,000	99,370
1.750%, 6/17/19	125,000	125,213
1.250%, 12/16/19	200,000	198,614
1.625%, 3/16/20	100,000	99,648
1.375%, 6/15/20	100,000	98,852
2.875%, 9/15/20	91,000	93,667
4.000%, 2/16/21	91,000	97,170
2.000%, 3/15/21	125,000	125,319
2.500%, 4/15/21	50,000	50,948
2.250%, 3/15/22	225,000	226,640
3.250%, 1/29/24	50,000	52,713
1.875%, 2/10/25	100,000	96,746
2.125%, 4/13/26(x)	75,000	73,753
Inter-American Development Bank
1.625%, 5/12/20	175,000	174,365
1.375%, 7/15/20	91,000	89,974
2.125%, 11/9/20	50,000	50,435
1.875%, 3/15/21	100,000	99,939
1.750%, 4/14/22	100,000	98,632
3.000%, 2/21/24	75,000	78,058
2.125%, 1/15/25	100,000	98,401
International Bank for Reconstruction & Development
1.875%, 3/15/19	75,000	75,312
1.250%, 7/26/19	200,000	198,602
1.875%, 10/7/19	125,000	125,471
1.875%, 4/21/20	250,000	250,793
2.125%, 11/1/20	75,000	75,682
1.625%, 3/9/21	100,000	99,191
1.375%, 5/24/21	75,000	73,572
2.250%, 6/24/21	125,000	126,419
1.375%, 9/20/21	100,000	97,699
2.125%, 2/13/23	68,000	67,807
1.750%, 4/19/23	100,000	97,650
2.500%, 7/29/25	75,000	75,629
1.875%, 10/27/26	150,000	142,889
International Finance Corp.
1.625%, 7/16/20	100,000	99,740
1.125%, 7/20/21	100,000	97,131

Total Supranational		5,124,718

U.S. Government Agency Securities (0.6%)
FFCB
1.620%, 4/20/21	150,000	148,801
FHLB
1.250%, 1/16/19	200,000	199,438
1.375%, 5/28/19	180,000	179,569
1.125%, 6/21/19	125,000	124,198
0.875%, 8/5/19	250,000	246,933
1.000%, 9/26/19	100,000	98,893
1.375%, 11/15/19	185,000	184,229
4.125%, 3/13/20	271,000	287,198
1.830%, 7/29/20	75,000	75,401
1.800%, 8/28/20	100,000	100,047
1.375%, 2/18/21	100,000	98,969
2.160%, 8/17/22	75,000	74,947
2.875%, 9/13/24	75,000	77,912
FHLMC
3.750%, 3/27/19	61,000	63,030
1.750%, 5/30/19	161,000	161,622
2.000%, 7/30/19	36,000	36,335
1.300%, 8/28/19	100,000	99,567
1.250%, 10/2/19	136,000	135,183
1.625%, 10/25/19	100,000	100,043
1.375%, 4/20/20	200,000	198,767
1.375%, 5/1/20	91,000	90,472
2.375%, 1/13/22	200,000	203,729
FNMA
1.625%, 11/27/18	75,000	75,339
1.000%, 2/26/19	250,000	248,300
1.300%, 4/29/19	125,000	124,540
0.875%, 8/2/19	150,000	148,182
1.000%, 10/24/19	200,000	197,703
1.750%, 11/26/19	100,000	100,346
1.500%, 6/22/20	125,000	124,611
1.500%, 11/30/20	100,000	99,429
1.875%, 12/28/20	100,000	100,536
2.000%, 1/5/22	200,000	200,628
2.625%, 9/6/24	82,000	84,139
2.125%, 4/24/26	110,000	107,354
1.875%, 9/24/26	100,000	95,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Tennessee Valley Authority
3.875%, 2/15/21	$91,000	$97,247
2.875%, 9/15/24	50,000	51,816

Total U.S. Government Agency Securities		4,840,631

U.S. Treasury Obligations (26.9%)
U.S. Treasury Bonds
8.500%, 2/15/20	546,000	635,088
7.875%, 2/15/21	91,000	109,349
7.125%, 2/15/23	200,000	252,320
6.750%, 8/15/26	100,000	136,219
6.125%, 8/15/29	219,000	303,845
6.250%, 5/15/30	205,000	291,004
4.250%, 5/15/39	362,000	452,924
4.500%, 8/15/39	352,000	455,235
4.375%, 11/15/39	1,053,000	1,340,189
4.625%, 2/15/40	100,000	131,641
4.375%, 5/15/40(v)	200,000	254,969
3.000%, 5/15/42(v)	300,000	310,453
3.125%, 2/15/43	957,000	1,009,934
2.875%, 5/15/43	1,979,000	1,995,079
3.625%, 8/15/43	3,194,000	3,666,363
3.750%, 11/15/43	1,176,000	1,378,860
3.625%, 2/15/44	200,000	229,891
3.000%, 5/15/45	300,000	308,953
2.875%, 8/15/45	1,300,000	1,306,398
2.250%, 8/15/46	600,000	527,672
2.875%, 11/15/46#	1,214,000	1,218,458
3.000%, 2/15/47#	1,188,000	1,221,969
3.000%, 5/15/47	4,300,000	4,424,633
2.750%, 8/15/47	1,245,000	1,218,155
U.S. Treasury Inflation Linked Bonds
2.500%, 1/15/29 TIPS	2,102,628	2,537,570
3.875%, 4/15/29 TIPS	610,056	829,566
U.S. Treasury Notes
0.875%, 10/15/18	450,000	447,680
0.750%, 10/31/18	1,000,000	993,301
1.250%, 10/31/18	1,000,000	998,555
1.250%, 11/15/18	500,000	499,180
3.750%, 11/15/18	728,000	746,797
1.000%, 11/30/18	200,000	199,109
1.250%, 11/30/18	500,000	499,180
1.250%, 12/15/18	400,000	399,289
1.250%, 12/31/18	750,000	748,696
1.375%, 12/31/18	546,000	545,765
1.500%, 12/31/18	175,000	175,188
1.125%, 1/15/19	325,000	323,819
1.125%, 1/31/19	700,000	697,348
1.250%, 1/31/19	364,000	363,204
1.500%, 1/31/19	375,000	375,396
0.750%, 2/15/19	400,000	396,406
2.750%, 2/15/19	786,000	800,123
1.125%, 2/28/19	750,000	747,012
1.500%, 2/28/19	500,000	500,479
1.000%, 3/15/19	400,000	397,648
1.250%, 3/31/19	425,000	423,904
1.500%, 3/31/19	225,000	225,255
1.625%, 3/31/19	400,000	401,180
0.875%, 4/15/19	600,000	594,926
1.250%, 4/30/19	6,060,000	6,043,073
1.625%, 4/30/19	500,000	501,484
0.875%, 5/15/19	350,000	346,876
1.250%, 5/31/19	6,532,000	6,512,097
1.500%, 5/31/19	850,000	850,830
0.875%, 6/15/19	400,000	396,172
1.000%, 6/30/19	546,000	541,862
1.250%, 6/30/19	500,000	498,272
1.625%, 6/30/19	500,000	501,436
0.750%, 7/15/19	250,000	246,904
1.625%, 7/31/19	500,000	501,436
0.750%, 8/15/19	400,000	394,781
1.000%, 8/31/19	364,000	360,822
1.625%, 8/31/19	600,000	601,711
0.875%, 9/15/19	425,000	420,111
1.000%, 9/30/19	546,000	540,881
1.375%, 9/30/19	4,965,000	4,954,721
1.750%, 9/30/19	550,000	552,772
1.000%, 10/15/19	400,000	396,078
1.250%, 10/31/19	546,000	543,291
1.500%, 10/31/19	600,000	600,023
1.000%, 11/15/19	200,000	197,914
3.375%, 11/15/19	915,000	950,849
1.500%, 11/30/19	625,000	624,854
1.375%, 12/15/19	300,000	299,086
1.125%, 12/31/19	546,000	541,265
1.625%, 12/31/19	250,000	250,566
1.250%, 1/31/20	750,000	745,078
1.375%, 1/31/20	546,000	543,995
3.625%, 2/15/20	1,230,000	1,289,674
1.250%, 2/29/20	546,000	542,204
1.375%, 2/29/20	525,000	522,806
1.625%, 3/15/20	400,000	400,688
1.125%, 3/31/20	364,000	360,133
1.375%, 3/31/20	600,000	597,188
1.500%, 4/15/20	2,447,000	2,442,890
1.125%, 4/30/20	282,000	278,883
1.375%, 4/30/20	500,000	497,500
1.500%, 5/15/20	3,189,000	3,182,896
3.500%, 5/15/20	700,000	734,754
1.375%, 5/31/20	400,000	397,859
1.500%, 5/31/20	600,000	598,664
1.500%, 6/15/20	2,780,000	2,773,919

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
1.625%, 6/30/20	$550,000	$550,430
1.500%, 7/15/20	500,000	498,633
1.625%, 7/31/20	600,000	600,375
1.500%, 8/15/20	350,000	348,975
2.625%, 8/15/20	2,370,000	2,437,212
1.375%, 8/31/20	425,000	422,078
2.125%, 8/31/20	500,000	507,148
1.375%, 9/15/20	3,095,000	3,073,346
1.375%, 9/30/20	500,000	496,250
2.000%, 9/30/20	375,000	378,984
1.375%, 10/31/20	650,000	644,617
1.750%, 10/31/20	350,000	351,066
2.625%, 11/15/20	4,332,000	4,459,083
1.625%, 11/30/20	500,000	499,277
2.000%, 11/30/20	300,000	303,012
1.750%, 12/31/20	450,000	450,844
2.375%, 12/31/20	500,000	510,938
1.375%, 1/31/21	600,000	593,695
2.125%, 1/31/21	375,000	380,229
3.625%, 2/15/21	500,000	531,699
1.125%, 2/28/21	250,000	245,137
2.000%, 2/28/21	500,000	504,844
1.250%, 3/31/21	550,000	541,084
2.250%, 3/31/21	250,000	254,453
1.375%, 4/30/21	600,000	592,359
2.250%, 4/30/21	700,000	712,414
3.125%, 5/15/21	636,000	666,881
1.375%, 5/31/21	675,000	665,771
2.000%, 5/31/21	550,000	554,813
1.125%, 6/30/21	650,000	634,969
2.125%, 6/30/21	550,000	557,176
1.125%, 7/31/21	450,000	439,031
2.250%, 7/31/21	450,000	457,734
2.125%, 8/15/21	452,000	457,738
1.125%, 8/31/21	700,000	682,254
2.000%, 8/31/21	400,000	403,125
1.125%, 9/30/21	500,000	486,836
2.125%, 9/30/21	400,000	404,844
1.250%, 10/31/21	575,000	562,152
2.000%, 10/31/21	400,000	402,875
2.000%, 11/15/21	637,000	641,728
1.750%, 11/30/21	775,000	772,366
1.875%, 11/30/21	550,000	551,160
2.000%, 12/31/21	500,000	503,086
2.125%, 12/31/21	500,000	505,625
1.500%, 1/31/22	475,000	467,875
1.875%, 1/31/22	500,000	500,254
2.000%, 2/15/22	452,000	454,896
1.750%, 2/28/22	475,000	472,662
1.875%, 2/28/22	1,350,000	1,350,422
1.750%, 3/31/22	500,000	497,148
1.875%, 3/31/22	500,000	499,805
1.750%, 4/30/22	450,000	447,205
1.875%, 4/30/22	3,486,000	3,482,732
1.750%, 5/15/22	478,000	475,311
1.750%, 5/31/22	3,456,000	3,433,185
1.875%, 5/31/22	500,000	499,590
1.750%, 6/30/22	400,000	397,078
2.125%, 6/30/22	400,000	403,812
1.875%, 7/31/22	450,000	449,016
1.625%, 8/15/22	378,000	373,127
1.625%, 8/31/22	6,496,000	6,405,677
1.875%, 8/31/22	2,300,000	2,293,891
1.750%, 9/30/22	2,137,000	2,117,049
1.875%, 9/30/22	200,000	199,469
1.875%, 10/31/22	500,000	498,262
1.625%, 11/15/22	2,259,000	2,223,703
2.000%, 11/30/22	2,081,000	2,084,821
2.125%, 12/31/22	500,000	503,633
1.750%, 1/31/23	450,000	444,533
2.000%, 2/15/23	900,000	900,352
1.500%, 2/28/23	500,000	487,246
1.500%, 3/31/23	1,182,000	1,150,649
1.625%, 4/30/23	1,367,000	1,338,752
1.750%, 5/15/23	1,033,000	1,017,828
1.625%, 5/31/23	400,000	391,391
1.375%, 6/30/23	400,000	385,641
1.250%, 7/31/23	500,000	478,301
2.500%, 8/15/23	775,000	794,859
1.375%, 8/31/23	350,000	336,779
1.375%, 9/30/23	450,000	432,615
1.625%, 10/31/23	625,000	609,351
2.750%, 11/15/23	1,000,000	1,039,375
2.125%, 11/30/23	500,000	501,504
2.250%, 12/31/23	450,000	454,236
2.250%, 1/31/24	200,000	201,758
2.750%, 2/15/24	837,000	869,238
2.125%, 2/29/24	350,000	350,246
2.125%, 3/31/24	450,000	450,070
2.000%, 4/30/24	2,477,000	2,457,552
2.500%, 5/15/24	1,137,000	1,162,982
2.000%, 5/31/24	2,780,000	2,756,761
2.000%, 6/30/24	475,000	470,714
2.125%, 7/31/24(v)	5,800,000	5,791,164
2.375%, 8/15/24	1,100,000	1,115,383
1.875%, 8/31/24	2,861,000	2,809,374
2.125%, 9/30/24	5,550,000	5,535,486
2.250%, 11/15/24	1,100,000	1,105,414
2.000%, 2/15/25	1,826,000	1,801,107
2.125%, 5/15/25	1,781,000	1,769,451
2.000%, 8/15/25	1,507,000	1,481,098
2.250%, 11/15/25	1,468,000	1,468,000
1.625%, 2/15/26	1,200,000	1,140,797
1.625%, 5/15/26	1,200,000	1,138,219
1.500%, 8/15/26	950,000	889,586
2.000%, 11/15/26	1,858,000	1,810,607
2.250%, 2/15/27	2,227,000	2,213,690
2.375%, 5/15/27	5,000,000	5,021,094
2.250%, 8/15/27	1,891,000	1,878,296

Total U.S. Treasury Obligations		202,345,943

Total Long-Term Debt Securities (112.6%) (Cost $856,305,904)		847,310,447

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.2%)
Barclays Bank plc
(USD 3 Month LIBOR + 0.47%), 1.83%, 5/17/18(k)	1,100,000	1,101,917
1.94%, 9/4/18	400,000	400,300

Total Certificates of Deposit		1,502,217

Commercial Paper (1.2%)
ANZ New Zealand International Ltd.
1.57%, 1/9/18(n)(p)	800,000	796,496
Bell Canada, Inc.
1.53%, 10/16/17(n)(p)	700,000	699,524
BNP Paribas SA
1.37%, 2/5/18(n)(p)	400,000	398,064
Boston Scientific Corp.
1.46%, 10/17/17(n)(p)	600,000	599,585
Deutsche Telekom AG
1.60%, 11/2/17(n)(p)	1,200,000	1,198,240
Dominion Energy, Inc.
1.44%, 11/14/17(n)(p)	500,000	499,104

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount		Value (Note 1)
Enterprise Products Operating LLC
1.44%, 10/25/17(n)(p)		$1,000,000	$998,998
Ford Motor Credit Co. LLC
1.83%, 5/2/18(n)(p)		500,000	494,625
HP, Inc.
1.19%, 10/20/17(n)(p)		500,000	499,669
ING US Funding LLC
1.50%, 5/25/18(n)(p)		400,000	396,081
Kansas City Southern
2.02%, 10/6/17(n)(p)		500,000	499,832
ONEOK, Inc.
2.17%, 10/3/17(n)(p)		1,000,000	999,819
Southern Co. (The)
1.63%, 10/5/17(n)(p)		500,000	499,887
UDR, Inc.
2.03%, 10/2/17(n)(p)		1,200,000	1,199,864

Total Commercial Paper			9,779,788

Foreign Government Treasury Bills (0.4%)
Argentina Treasury Bills
8.40%, 10/27/17(p)		1,200,000	1,192,589
3.83%, 2/9/18(p)		400,000	394,529
Japanese Treasury Bills
(0.07)%, 11/20/17(p)	JPY	140,000,000	1,244,294

Total Foreign Government Treasury Bills			2,831,412

	Number of Shares		Value (Note 1)
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares		1,531,952	1,532,412

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.5%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $250,022, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $255,000.(xx)		$250,000	250,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $300,040, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $306,163.(xx)		300,000	300,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $400,035, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $408,000.(xx)		400,000	400,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $200,021, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $204,001.(xx)		200,000	200,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $100,010, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $102,001.(xx)		100,000	100,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $400,040, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $408,001.(xx)		400,000	400,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $300,030, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $306,002.(xx)		300,000	300,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $973,759, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $993,146.(xx)		973,673	973,673
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $300,062, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $306,233.(xx)		300,000	300,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $200,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $204,156.(xx)	$200,000	$200,000

Total Repurchase Agreements		3,423,673

U.S. Government Agency Securities (0.4%)
FHLB
0.81%, 10/12/17(o)(p)	2,700,000	2,699,272
Resolution Funding Corp.
1.38%, 7/15/18(o)(p)	27,000	26,707

Total U.S. Government Agency Securities		2,725,979

Total Short-Term Investments (2.9%) (Cost $21,839,701)		21,795,481

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
3 Month Eurodollar 03/19/2018 at USD 98.25, American Style Notional Amount: USD 23,250,000 Exchange Traded*	93	5,231
Euro-Bund 11/24/2017 at EUR 145.00, American Style Notional Amount: EUR 6,400,000 Exchange Traded*	64	756
U.S. Treasury 10 Year Note 10/27/2017 at USD 124.50, American Style Notional Amount: USD 25,800,000 Exchange Traded*	258	56,438
U.S. Treasury 10 Year Note 11/24/2017 at USD 107.50, American Style Notional Amount: USD 900,000 Exchange Traded*	9	—
U.S. Treasury 10 Year Note 11/24/2017 at USD 110.00, American Style Notional Amount: USD 700,000 Exchange Traded*	7	—
U.S. Treasury 10 Year Note 11/24/2017 at USD 111.50, American Style Notional Amount: USD 500,000 Exchange Traded*	5	—
U.S. Treasury 10 Year Note 11/24/2017 at USD 113.00, American Style Notional Amount: USD 700,000 Exchange Traded*	7	—
U.S. Treasury 10 Year Note 11/24/2017 at USD 113.50, American Style Notional Amount: USD 700,000 Exchange Traded*	7	—
U.S. Treasury 10 Year Note 11/24/2017 at USD 114.00, American Style Notional Amount: USD 18,100,000 Exchange Traded*	181	—
U.S. Treasury 10 Year Note 11/24/2017 at USD 114.50, American Style Notional Amount: USD 5,500,000 Exchange Traded*	55	—
U.S. Treasury 10 Year Note 11/24/2017 at USD 124.00, American Style Notional Amount: USD 10,100,000 Exchange Traded*	101	28,406
U.S. Treasury 10 Year Note 11/24/2017 at USD 125.00, American Style Notional Amount: USD 13,700,000 Exchange Traded*	137	85,625
U.S. Treasury 30 Year Bond 11/24/2017 at USD 122.00, American Style Notional Amount: USD 6,600,000 Exchange Traded*	66	—
U.S. Treasury 5 Year Note 11/24/2017 at USD 111.00, American Style Notional Amount: USD 600,000 Exchange Traded*	6	—
U.S. Treasury 5 Year Note 11/24/2017 at USD 111.50, American Style Notional Amount: USD 2,200,000 Exchange Traded*	22	—
U.S. Treasury 5 Year Note 11/24/2017 at USD 111.75, American Style Notional Amount: USD 15,400,000 Exchange Traded*	154	—
U.S. Treasury 5 Year Note 11/24/2017 at USD 112.25, American Style Notional Amount: USD 17,000,000 Exchange Traded*	170	—

Total Options Purchased (0.0%) (Cost $166,115)		176,456

Total Investments Before Securities Sold Short (115.5%) (Cost $878,311,720)		869,282,384

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-2.8%)
FHLMC
3.000%, 10/15/47 TBA	$(6,210,608)	$(6,230,501)
4.000%, 10/15/47 TBA	(319,000)	(335,847)
FNMA
3.500%, 10/25/32 TBA	(228,000)	(237,476)
3.000%, 10/25/47 TBA	(10,910,377)	(10,944,473)
4.000%, 10/25/47 TBA	(3,354,000)	(3,530,871)
4.500%, 10/25/47 TBA	(56,000)	(60,104)
6.000%, 11/25/47 TBA	(38,000)	(42,753)
GNMA
4.500%, 10/15/47 TBA	(3,000)	(3,198)

Total Securities Sold Short (-2.8%) (Proceeds Received $21,553,383)		(21,385,223)

Total Investments Securities Sold Short (112.7%) (Cost $856,758,337)		847,897,161
Other Assets Less Liabilities (-12.7%)		(95,796,825)

Net Assets (100%)		$752,100,336

*	Non-income producing.

†	Securities (totaling $905,842 or 0.1% of net assets) held at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2017, the market value of these securities amounted to $113,507,111 or 15.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $254,688.

(b)	Rule 144A Illiquid Security. At September 30, 2017, the market value of these securities amounted to $8,444,628 or 1.1 of net assets.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2017. Maturity date disclosed is the ultimate maturity date.

(h)	Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2017.

(r)	Value determined using significant unobservable inputs.

(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2017.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $12,694,003 or 1.7% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2017.

(p)	Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,092,974.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $3,353,037. This was secured by cash collateral of $3,423,673 which was subsequently invested in joint repurchase agreements with a total value of $3,423,673, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements.

(y)	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Glossary:

CAD — Canadian Dollar

CHF — Swiss Franc

CLO — Collateralized Loan Obligation

DKK — Denmark Krone

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

IO — Interest Only

JPY — Japanese Yen

KRW — Korean Republic Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peru Nuevo Sol

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TWD — New Taiwan Dollar

USD — United States Dollar

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	73	12/2017	EUR	13,891,734	(23,153)
U.S. Treasury 10 Year Note	154	12/2017	USD	19,298,126	(167,544)
U.S. Treasury 2 Year Note	3	12/2017	USD	647,109	(660)
U.S. Treasury 5 Year Note	371	12/2017	USD	43,592,501	(268,446)
U.S. Treasury Long Bond	66	12/2017	USD	10,085,625	(169,849)
U.S. Treasury Ultra Bond	10	12/2017	USD	1,651,250	(25,758)

					(655,410)

Short Contracts
3 Month Eurodollar	(76)	12/2017	USD	(18,718,800)	26,747
Canada 10 Year Bond	(16)	12/2017	CAD	(1,734,963)	33,493
Euro-Bund	(1)	12/2017	EUR	(190,298)	432
Euro-OAT	(103)	12/2017	EUR	(18,886,077)	52,582
Japan 10 Year Bond	(11)	12/2017	JPY	(14,697,623)	69,732
Long Gilt	(88)	12/2017	GBP	(14,607,929)	339,636
U.S. Treasury 10 Year Note	(25)	12/2017	USD	(3,132,813)	52,187
U.S. Treasury Long Bond	(22)	12/2017	USD	(3,361,875)	51,622
3 Month Eurodollar	(23)	03/2018	USD	(5,658,575)	6,100
3 Month Eurodollar	(75)	06/2018	USD	(18,431,250)	22,398
3 Month Eurodollar	(35)	12/2018	USD	(8,586,813)	2,222
3 Month Eurodollar	(43)	03/2019	USD	(10,544,675)	(3,540)

					653,611

					(1,799)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	3,857,000	USD	4,521,561	Bank of America	10/03/2017	37,028
GBP	166,000	USD	220,479	Goldman Sachs & Co.	10/03/2017	1,961
GBP	3,710,000	USD	4,967,503	JPMorgan Chase Bank	10/03/2017	3,896
USD	170,165	EUR	142,000	Bank of America	10/03/2017	2,335
USD	292,890	EUR	245,000	Barclays Bank plc	10/03/2017	3,325
USD	7,471,925	EUR	6,255,000	JPMorgan Chase Bank	10/03/2017	79,141
USD	95,605	MXN	1,746,200	Royal Bank of Scotland	10/23/2017	38
USD	8,487,684	JPY	926,300,000	JPMorgan Chase Bank	11/15/2017	238,822
USD	199,485	RUB	11,484,232	BNP Paribas**	11/15/2017	1,479
USD	4,162,944	SEK	33,780,000	Bank of America	11/15/2017	5,436
USD	1,286,528	JPY	140,000,000	JPMorgan Chase Bank	11/20/2017	39,547
KRW	632,426,400	USD	552,000	Goldman Sachs & Co.**	12/04/2017	598
USD	5,781,579	KRW	6,568,105,107	JPMorgan Chase Bank**	12/04/2017	42,533
USD	175,805	MYR	740,401	Goldman Sachs & Co.**	12/04/2017	870
USD	5,686,540	TWD	169,458,899	JPMorgan Chase Bank**	12/04/2017	81,003
USD	991,000	MXN	17,897,064	HSBC Bank plc	12/20/2017	20,574
DKK	97,000	USD	14,880	Deutsche Bank AG	04/03/2018	703
USD	619,097	DKK	3,851,082	Goldman Sachs & Co.	04/03/2018	399
DKK	276,000	USD	42,564	JPMorgan Chase Bank	07/02/2018	2,038
USD	360,876	DKK	2,232,515	Goldman Sachs & Co.	07/02/2018	110
DKK	52,000	USD	8,064	JPMorgan Chase Bank	10/01/2018	390
USD	185,520	DKK	1,130,000	Goldman Sachs & Co.	10/01/2018	1,795

Total unrealized appreciation						564,021

DKK	17,877,000	USD	2,839,873	Bank of America	10/02/2017	(564)
EUR	319,000	USD	382,733	Barclays Bank plc	10/03/2017	(5,707)
EUR	287,000	USD	339,280	Goldman Sachs & Co.	10/03/2017	(75)
EUR	284,000	USD	343,061	HSBC Bank plc	10/03/2017	(7,402)
EUR	1,895,000	USD	2,261,322	JPMorgan Chase Bank	10/03/2017	(21,622)
USD	122,497	GBP	93,000	Bank of America	10/03/2017	(2,123)
USD	1,163,333	GBP	898,000	Barclays Bank plc	10/03/2017	(39,987)
USD	3,732,981	GBP	2,885,000	Goldman Sachs & Co.	10/03/2017	(132,920)
USD	4,528,928	EUR	3,857,000	Bank of America	11/02/2017	(37,163)
USD	4,972,443	GBP	3,710,000	JPMorgan Chase Bank	11/02/2017	(3,965)
CHF	283,000	USD	294,080	JPMorgan Chase Bank	11/15/2017	(991)
JPY	304,300,000	USD	2,709,943	Bank of America	11/15/2017	(98)
JPY	547,200,000	USD	5,008,219	Goldman Sachs & Co.	11/15/2017	(135,308)
JPY	361,600,000	USD	3,276,673	JPMorgan Chase Bank	11/15/2017	(56,562)
USD	261,070	CHF	253,000	Deutsche Bank AG	11/15/2017	(949)
USD	3,057,779	SGD	4,161,943	Goldman Sachs & Co.	12/04/2017	(12,615)
MXN	1,786,000	USD	99,063	Goldman Sachs & Co.	12/15/2017	(2,150)
TWD	2,455,080	USD	82,000	Goldman Sachs & Co.**	12/18/2017	(725)
TWD	3,136,350	USD	105,000	JPMorgan Chase Bank**	12/19/2017	(1,166)
USD	1,886,936	DKK	11,825,000	JPMorgan Chase Bank	01/02/2018	(1,860)
USD	4,250,893	DKK	28,959,000	Bank of America	04/03/2018	(401,527)
USD	1,283,645	DKK	8,005,000	Deutsche Bank AG	04/03/2018	(2,402)
USD	1,630,780	DKK	10,956,000	JPMorgan Chase Bank	04/03/2018	(129,361)
USD	1,646,601	DKK	11,215,000	JPMorgan Chase Bank	04/03/2018	(155,149)
USD	808,858	DKK	5,230,000	Goldman Sachs & Co.	07/02/2018	(36,290)
USD	1,785,353	DKK	11,830,000	HSBC Bank plc	07/02/2018	(126,330)
USD	2,903,430	DKK	17,877,000	Bank of America	10/01/2018	(3,162)
USD	522,063	DKK	3,385,000	JPMorgan Chase Bank	10/02/2018	(28,339)

Total unrealized depreciation						(1,346,512)

Net unrealized depreciation						(782,491)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Written Call Options Contracts as of September 30, 2017:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
3 Month Eurodollar	Exchange Traded	93	USD (23,250,000)	USD 98.75	03/19/2018	(1,744)

Written Put Options Contracts as of September 30, 2017:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Euro-Bund	Exchange Traded	20	EUR (2,000,000)	EUR 159.50	10/27/2017	(8,037)
U.S. Treasury 10 Year Note	Exchange Traded	258	USD (25,800,000)	USD 123.50	10/27/2017	(16,124)
U.S. Treasury 10 Year Note	Exchange Traded	22	USD (2,200,000)	USD 124.50	10/27/2017	(4,813)

						(28,974)

Total Written Options Contracts (Premiums Received ($40,920))						(30,718)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$78,027,887	$—	(b)	$78,027,887
Collateralized Mortgage Obligations	—	97,057,060	—		97,057,060
Commercial Mortgage-Backed Securities	—	35,002,920	—		35,002,920
Corporate Bonds
Consumer Discretionary	—	14,184,843	—		14,184,843
Consumer Staples	—	6,791,770	—		6,791,770
Energy	—	9,651,252	—		9,651,252
Financials	—	115,817,974	905,842		116,723,816
Health Care	—	13,101,971	—		13,101,971
Industrials	—	7,247,590	—		7,247,590
Information Technology	—	15,586,399	—		15,586,399
Materials	—	3,371,121	—		3,371,121
Real Estate	—	7,033,065	—		7,033,065
Telecommunication Services	—	5,793,269	—		5,793,269
Utilities	—	6,743,120	—		6,743,120
Foreign Government Securities	—	14,932,637	—		14,932,637
Forward Currency Contracts	—	564,021	—		564,021
Futures	657,151	—	—		657,151
Loan Participations
Financials	—	1,307,514	—		1,307,514
Industrials	—	600,709	—		600,709
Mortgage-Backed Securities	—	194,832,627	—		194,832,627
Municipal Bonds	—	7,009,585	—		7,009,585
Options Purchased
Put Options	176,456	—	—		176,456
Short-Term Investments
Certificates of Deposit	—	1,502,217	—		1,502,217
Commercial Paper	—	9,779,788	—		9,779,788
Foreign Government Treasury Bills	—	2,831,412	—		2,831,412
Investment Companies	1,532,412	—	—		1,532,412
Repurchase Agreements	—	3,423,673	—		3,423,673
U.S. Government Agency Securities	—	2,725,979	—		2,725,979
Supranational	—	5,124,718	—		5,124,718
U.S. Government Agency Securities	—	4,840,631	—		4,840,631
U.S. Treasury Obligations	—	202,345,943	—		202,345,943

Total Assets	$2,366,019	$867,231,695	$905,842		$870,503,556

Liabilities:
Forward Currency Contracts	—	(1,346,512)	—		(1,346,512)
Futures	(658,950)	—	—		(658,950)
Mortgage-Backed Securities	—	(21,385,223)	—		(21,385,223)
Options Written
Call Options Written	(1,744)	—	—		(1,744)
Put Options Written	(28,974)	—	—		(28,974)

Total Liabilities	$(689,668)	$(22,731,735)	$—		$(23,421,403)

Total	$1,676,351	$844,499,960	$905,842		$847,082,153

(a)	A security with a market value of $204,971 transferred from Level 3 to Level 2 at the end of the period due to active trading.

(b)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,577,301
Aggregate gross unrealized depreciation	(23,239,741)

Net unrealized depreciation	$(10,662,440)

Federal income tax cost of investment securities and derivative instruments, if applicable	$857,744,593

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (0.8%)
Cooper-Standard Holdings, Inc.*	157	$18,207
Dana, Inc.	2,797	78,204
Dorman Products, Inc.*	1,079	77,278
Fox Factory Holding Corp.*	1,374	59,219
Gentex Corp.	7,179	142,144
Gentherm, Inc.*	1,113	41,348
Horizon Global Corp.*	932	16,440
LCI Industries	956	110,753
Lear Corp.	2,221	384,411
Shiloh Industries, Inc.*	205	2,132
Standard Motor Products, Inc.	503	24,270
Tenneco, Inc.	4,731	287,030
Visteon Corp.*	1,231	152,361

		1,393,797

Automobiles (0.3%)
Tesla, Inc.(x)*	695	237,065
Thor Industries, Inc.	1,948	245,272
Winnebago Industries, Inc.	1,103	49,359

		531,696

Distributors (0.1%)
Core-Mark Holding Co., Inc.	1,801	57,884
Pool Corp.	1,582	171,125

		229,009

Diversified Consumer Services (1.7%)
Bridgepoint Education, Inc.*	634	6,086
Bright Horizons Family Solutions, Inc.*	7,935	684,076
Capella Education Co.	419	29,393
Carriage Services, Inc.	254	6,502
Chegg, Inc.(x)*	21,646	321,227
Collectors Universe, Inc.	282	6,760
Grand Canyon Education, Inc.*	12,438	1,129,619
H&R Block, Inc.	1,260	33,365
Houghton Mifflin Harcourt Co.*	2,756	33,210
Laureate Education, Inc., Class A*	14,200	206,610
Liberty Tax, Inc.	30	432
Service Corp. International	7,154	246,813
ServiceMaster Global Holdings, Inc.*	5,304	247,856
Sotheby’s*	1,503	69,303
Strayer Education, Inc.	413	36,043
Weight Watchers International, Inc.(x)*	1,028	44,769

		3,102,064

Hotels, Restaurants & Leisure (5.3%)
Aramark	4,097	166,379
BJ’s Restaurants, Inc.*	812	24,725
Bloomin’ Brands, Inc.	3,646	64,170
Bob Evans Farms, Inc.	772	59,838
Bojangles’, Inc.*	684	9,234
Boyd Gaming Corp.	2,975	77,499
Brinker International, Inc.	1,473	46,930
Buffalo Wild Wings, Inc.*	3,981	420,792
Caesars Entertainment Corp.(x)*	296	3,952
Cheesecake Factory, Inc. (The)(x)	1,767	74,426
Choice Hotels International, Inc.	1,329	84,923
Churchill Downs, Inc.	533	109,905
Chuy’s Holdings, Inc.*	629	13,240
Cracker Barrel Old Country Store, Inc.	757	114,776
Dave & Buster’s Entertainment, Inc.*	17,431	914,780
Denny’s Corp.*	1,948	24,253
DineEquity, Inc.(x)	416	17,880
Domino’s Pizza, Inc.	3,636	721,928
Drive Shack, Inc.	1,083	3,910
Dunkin’ Brands Group, Inc.	3,576	189,814
Eldorado Resorts, Inc.(x)*	1,801	46,196
Empire Resorts, Inc.*	111	2,481
Extended Stay America, Inc.	4,245	84,900
Fiesta Restaurant Group, Inc.(x)*	46	874
Golden Entertainment, Inc.*	125	3,048
Habit Restaurants, Inc. (The), Class A(x)*	7,802	101,816
Hilton Grand Vacations, Inc.*	14,423	557,160
Hilton Worldwide Holdings, Inc.	12,595	874,723
ILG, Inc.	382	10,211
Inspired Entertainment, Inc.(x)*	223	2,955
Jack in the Box, Inc.	925	94,276
La Quinta Holdings, Inc.*	654	11,445
Lindblad Expeditions Holdings, Inc.*	732	7,832
Marcus Corp. (The)	640	17,728
Marriott Vacations Worldwide Corp.	2,861	356,280
Melco Resorts & Entertainment Ltd. (ADR)	23,479	566,313
Nathan’s Famous, Inc.*	93	6,877
Noodles & Co.(x)*	366	1,610
Norwegian Cruise Line Holdings Ltd.*	6,950	375,648
Papa John’s International, Inc.(x)	1,074	78,477
Penn National Gaming, Inc.*	439	10,268
Pinnacle Entertainment, Inc.*	1,424	30,345
Planet Fitness, Inc., Class A	23,394	631,170
Potbelly Corp.*	201	2,492
Red Robin Gourmet Burgers, Inc.*	474	31,758
Red Rock Resorts, Inc., Class A	2,655	61,490
Ruth’s Hospitality Group, Inc.	1,137	23,820
Scientific Games Corp., Class A*	2,104	96,468
SeaWorld Entertainment, Inc.(x)*	2,667	34,644
Shake Shack, Inc., Class A*	845	28,079
Six Flags Entertainment Corp.(x)	2,664	162,344
Sonic Corp.(x)	967	24,610
Texas Roadhouse, Inc.	2,640	129,730
Vail Resorts, Inc.	4,087	932,327
Wendy’s Co. (The)	7,324	113,742
Wingstop, Inc.(x)	12,041	400,363
Wynn Resorts Ltd.	2,519	375,129
Zoe’s Kitchen, Inc.*	159	2,008

		9,434,991

Household Durables (1.0%)
Cavco Industries, Inc.*	332	48,987
Century Communities, Inc.*	50	1,235
GoPro, Inc., Class A(x)*	4,172	45,934
Helen of Troy Ltd.*	483	46,803
Hooker Furniture Corp.	428	20,437
Hovnanian Enterprises, Inc., Class A*	1,097	2,117
Installed Building Products, Inc.*	848	54,950
iRobot Corp.(x)*	1,045	80,528
KB Home	712	17,173
La-Z-Boy, Inc.	844	22,704
Leggett & Platt, Inc.	4,194	200,180
LGI Homes, Inc.(x)*	467	22,682
M/I Homes, Inc.*	10,788	288,363
MDC Holdings, Inc.	643	21,354
Meritage Homes Corp.*	113	5,017
NVR, Inc.*	131	374,006
PICO Holdings, Inc.*	49	818
PulteGroup, Inc.	3,095	84,586
Taylor Morrison Home Corp., Class A*	2,794	61,608
Tempur Sealy International, Inc.*	697	44,970

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Toll Brothers, Inc.	2,836	$117,609
TopBuild Corp.*	866	56,437
TRI Pointe Group, Inc.*	268	3,701
Tupperware Brands Corp.	1,987	122,836
Universal Electronics, Inc.*	552	34,997
William Lyon Homes, Class A*	167	3,839
ZAGG, Inc.*	748	11,781

		1,795,652

Internet & Direct Marketing Retail (0.9%)
1-800-Flowers.com, Inc., Class A*	345	3,398
Duluth Holdings, Inc., Class B(x)*	11,420	231,712
Groupon, Inc.(x)*	13,350	69,420
HSN, Inc.	1,272	49,672
Liberty Expedia Holdings, Inc., Class A*	400	21,244
Nutrisystem, Inc.	1,169	65,347
Overstock.com, Inc.*	322	9,563
PetMed Express, Inc.	776	25,724
Shutterfly, Inc.*	4,536	219,905
TripAdvisor, Inc.(x)*	2,031	82,316
Wayfair, Inc., Class A*	11,294	761,217

		1,539,518

Leisure Products (0.3%)
American Outdoor Brands Corp.(x)*	2,066	31,507
Brunswick Corp.	2,853	159,682
Malibu Boats, Inc., Class A*	744	23,540
Marine Products Corp.	250	4,013
MCBC Holdings, Inc.*	757	15,428
Nautilus, Inc.*	1,235	20,872
Polaris Industries, Inc.(x)	2,328	243,578
Sturm Ruger & Co., Inc.(x)	672	34,742

		533,362

Media (1.0%)
AMC Networks, Inc., Class A*	2,134	124,775
Cable One, Inc.	186	134,314
Emerald Expositions Events, Inc.(x)	74	1,720
Entravision Communications Corp., Class A	2,706	15,424
Eros International plc(x)*	509	7,279
Global Eagle Entertainment, Inc.(x)*	20,537	70,237
Gray Television, Inc.*	1,630	25,591
IMAX Corp.*	13,552	306,952
Interpublic Group of Cos., Inc. (The)	13,148	273,347
Liberty Media Corp.-Liberty Braves, Class C*	1,349	34,089
Liberty Media Corp-Liberty Braves, Class A*	384	9,742
Lions Gate Entertainment Corp., Class A*	1,353	45,258
Lions Gate Entertainment Corp., Class B*	2,516	79,983
Live Nation Entertainment, Inc.*	5,286	230,205
Loral Space & Communications, Inc.*	488	24,156
Madison Square Garden Co. (The), Class A*	65	13,917
MDC Partners, Inc., Class A*	678	7,458
New York Times Co. (The), Class A	3,967	77,753
Nexstar Media Group, Inc., Class A	1,795	111,829
Reading International, Inc., Class A*	154	2,421
Regal Entertainment Group, Class A	1,131	18,096
Sinclair Broadcast Group, Inc., Class A(x)	2,856	91,535
tronc, Inc.*	435	6,321
WideOpenWest, Inc.*	255	3,845
World Wrestling Entertainment, Inc., Class A(x)	1,490	35,090

		1,751,337

Multiline Retail (0.4%)
Big Lots, Inc.(x)	1,741	93,265
Nordstrom, Inc.	4,613	217,503
Ollie’s Bargain Outlet Holdings, Inc.*	10,112	469,197
Sears Holdings Corp.(x)*	60	438

		780,403

Specialty Retail (2.9%)
America’s Car-Mart, Inc.*	102	4,195
Asbury Automotive Group, Inc.(x)*	728	44,481
At Home Group, Inc.(x)*	9,054	206,793
Boot Barn Holdings, Inc.(x)*	18,923	168,415
Burlington Stores, Inc.*	5,756	549,468
Camping World Holdings, Inc., Class A	922	37,562
Children’s Place, Inc. (The)	680	80,342
Dick’s Sporting Goods, Inc.	2,634	71,144
Five Below, Inc.*	15,039	825,340
Floor & Decor Holdings, Inc., Class A*	10,614	413,203
Foot Locker, Inc.	375	13,208
Francesca’s Holdings Corp.*	1,387	10,208
J. Jill, Inc.(x)*	438	4,770
Lithia Motors, Inc., Class A	7,962	957,908
Lumber Liquidators Holdings, Inc.*	1,099	42,839
MarineMax, Inc.*	548	9,069
Michaels Cos., Inc. (The)*	3,476	74,630
Monro, Inc.	1,249	70,006
Party City Holdco, Inc.(x)*	58	786
Restoration Hardware Holdings, Inc.(x)*	788	55,412
Sally Beauty Holdings, Inc.*	1,789	35,029
Select Comfort Corp.*	1,621	50,332
Sportsman’s Warehouse Holdings, Inc.(x)*	48,739	219,813
Tailored Brands, Inc.	633	9,141
Tile Shop Holdings, Inc.	13,956	177,241
Ulta Beauty, Inc.*	4,667	1,055,022
Williams-Sonoma, Inc.(x)	651	32,459
Winmark Corp.	99	13,043

		5,231,859

Textiles, Apparel & Luxury Goods (0.4%)
Carter’s, Inc.	1,872	184,860
Columbia Sportswear Co.	399	24,570
Crocs, Inc.*	2,112	20,486
Culp, Inc.	430	14,083
Deckers Outdoor Corp.*	72	4,926
Lululemon Athletica, Inc.*	3,824	238,045
Michael Kors Holdings Ltd.*	417	19,953
Oxford Industries, Inc.	263	16,711
Skechers U.S.A., Inc., Class A*	2,244	56,302
Steven Madden Ltd.*	2,330	100,889
Superior Uniform Group, Inc.	306	7,007
Wolverine World Wide, Inc.	3,732	107,668

		795,500

Total Consumer Discretionary		27,119,188

Consumer Staples (2.0%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A(x)*	335	52,327
Castle Brands, Inc.*	3,647	4,887
Coca-Cola Bottling Co. Consolidated	184	39,698
Craft Brew Alliance, Inc.*	532	9,337

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
MGP Ingredients, Inc.(x)	454	$27,526
Monster Beverage Corp.*	7,174	396,363
National Beverage Corp.	457	56,691
Primo Water Corp.*	947	11,222

		598,051

Food & Staples Retailing (0.3%)
Chefs’ Warehouse, Inc. (The)*	686	13,240
Performance Food Group Co.*	3,335	94,214
PriceSmart, Inc.	871	77,737
Rite Aid Corp.(x)*	19,295	37,818
Smart & Final Stores, Inc.*	36,600	287,310
Sprouts Farmers Market, Inc.*	5,226	98,092

		608,411

Food Products (1.0%)
Amplify Snack Brands, Inc.(x)*	1,306	9,260
B&G Foods, Inc.(x)	2,597	82,714
Blue Buffalo Pet Products, Inc.(x)*	20,308	575,732
Calavo Growers, Inc.(x)	620	45,384
Dean Foods Co.	181	1,969
Freshpet, Inc.(x)*	913	14,288
Hostess Brands, Inc.*	22,980	313,907
J&J Snack Foods Corp.	592	77,730
John B Sanfilippo & Son, Inc.	330	22,212
Lamb Weston Holdings, Inc.	1,350	63,302
Lancaster Colony Corp.	741	89,009
Landec Corp.*	225	2,914
Lifeway Foods, Inc.*	210	1,869
Limoneira Co.	148	3,429
Pilgrim’s Pride Corp.*	1,869	53,098
Tootsie Roll Industries, Inc.(x)	480	18,240
TreeHouse Foods, Inc.(x)*	4,484	303,701

		1,678,758

Household Products (0.2%)
Central Garden & Pet Co.*	81	3,146
Central Garden & Pet Co., Class A*	168	6,248
Energizer Holdings, Inc.	2,398	110,427
HRG Group, Inc.*	4,451	69,480
Spectrum Brands Holdings, Inc.	954	101,048
WD-40 Co.	542	60,650

		350,999

Personal Products (0.2%)
elf Beauty, Inc.(x)*	835	18,829
Herbalife Ltd.(x)*	2,699	183,074
Inter Parfums, Inc.	303	12,499
Medifast, Inc.	387	22,976
Natural Health Trends Corp.	257	6,142
Nu Skin Enterprises, Inc., Class A	548	33,691
Revlon, Inc., Class A(x)*	126	3,093
USANA Health Sciences, Inc.*	448	25,850

		306,154

Tobacco (0.0%)
Turning Point Brands, Inc.*	209	3,553
Vector Group Ltd.(x)	1,789	36,625

		40,178

Total Consumer Staples		3,582,551

Energy (2.2%)
Energy Equipment & Services (0.5%)
Baker Hughes a GE Co.	4,173	152,815
Fairmount Santrol Holdings, Inc.(x)*	5,572	26,634
Keane Group, Inc.(x)*	1,179	19,666
NCS Multistage Holdings, Inc.(x)*	415	9,993
Oceaneering International, Inc.	10,280	270,056
ProPetro Holding Corp.(x)*	666	9,557
RigNet, Inc.*	531	9,133
RPC, Inc.(x)	2,081	51,588
Select Energy Services, Inc., Class A*	351	5,588
Smart Sand, Inc.(x)*	767	5,200
Solaris Oilfield Infrastructure, Inc., Class A(x)*	350	6,101
Superior Energy Services, Inc.*	20,100	214,668
US Silica Holdings, Inc.	1,975	61,363

		842,362

Oil, Gas & Consumable Fuels (1.7%)
Abraxas Petroleum Corp.*	5,587	10,504
Antero Resources Corp.*	4,488	89,311
Ardmore Shipping Corp.*	497	4,100
Bonanza Creek Energy, Inc.*	83	2,738
Carrizo Oil & Gas, Inc.(x)*	3,017	51,681
Chesapeake Energy Corp.(x)*	2,277	9,791
Diamondback Energy, Inc.*	872	85,421
Energy XXI Gulf Coast, Inc.*	194	2,006
Evolution Petroleum Corp.	986	7,099
Gastar Exploration, Inc.(x)*	3,247	2,856
Gulfport Energy Corp.*	598	8,575
Isramco, Inc.*	22	2,552
Jagged Peak Energy, Inc.(x)*	2,214	30,243
Laredo Petroleum, Inc.*	6,406	82,830
Lilis Energy, Inc.(x)*	1,808	8,082
Matador Resources Co.(x)*	17,313	470,048
Newfield Exploration Co.*	17,016	504,865
Panhandle Oil and Gas, Inc., Class A	324	7,711
Par Pacific Holdings, Inc.*	494	10,275
Parsley Energy, Inc., Class A*	16,445	433,161
PDC Energy, Inc.*	4,964	243,385
Penn Virginia Corp.*	524	20,950
Pioneer Natural Resources Co.	2,148	316,916
Resolute Energy Corp.(x)*	7,322	217,390
Rice Energy, Inc.*	3,587	103,808
Ring Energy, Inc.*	1,754	25,415
RSP Permian, Inc.*	2,606	90,142
Sanchez Energy Corp.(x)*	2,181	10,512
SilverBow Resources, Inc.*	90	2,210
SRC Energy, Inc.*	30,238	292,401
Tellurian, Inc.(x)*	2,298	24,543
Ultra Petroleum Corp.(x)*	686	5,948
Uranium Energy Corp.(x)*	5,162	7,124

		3,184,593

Total Energy		4,026,955

Financials (6.8%)
Banks (2.6%)
Access National Corp.	65	1,863
Allegiance Bancshares, Inc.*	333	12,254
Ameris Bancorp	1,080	51,840
Atlantic Capital Bancshares, Inc.*	130	2,360
Bank of NT Butterfield & Son Ltd. (The)	1,499	54,923
Bank of the Ozarks, Inc.	2,185	104,989
Bankwell Financial Group, Inc.	30	1,108
Blue Hills Bancorp, Inc.	472	9,062
BSB Bancorp, Inc.*	95	2,845
Capstar Financial Holdings, Inc.*	139	2,722
Carolina Financial Corp.	386	13,850
Chemical Financial Corp.	2,911	152,129
CoBiz Financial, Inc.	160	3,142
ConnectOne Bancorp, Inc.	328	8,069
CU Bancorp*	91	3,529
Eagle Bancorp, Inc.*	986	66,111
East West Bancorp, Inc.	328	19,608
Equity Bancshares, Inc., Class A*	137	4,874
FB Financial Corp.(x)*	241	9,091

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
First Connecticut Bancorp, Inc.	119	$3,183
First Financial Bankshares, Inc.(x)	1,622	73,314
First Foundation, Inc.*	380	6,798
First of Long Island Corp. (The)	178	5,420
First Republic Bank	4,063	424,421
Franklin Financial Network, Inc.*	110	3,922
Glacier Bancorp, Inc.	509	19,220
Green Bancorp, Inc.*	172	4,068
Guaranty Bancorp	192	5,338
Guaranty Bancshares, Inc.	84	2,687
HarborOne Bancorp, Inc.*	252	4,740
Heritage Commerce Corp.	187	2,661
Home BancShares, Inc.	4,974	125,439
Howard Bancorp, Inc.*	60	1,254
Investar Holding Corp.(x)	114	2,747
Lakeland Financial Corp.	163	7,941
LegacyTexas Financial Group, Inc.	5,254	209,740
Live Oak Bancshares, Inc.(x)	879	20,613
MB Financial, Inc.	7,477	336,615
Midland States Bancorp, Inc.	21	665
National Bank Holdings Corp., Class A	358	12,777
National Commerce Corp.*	203	8,688
Opus Bank*	525	12,600
Pacific Continental Corp.	460	12,397
Pacific Premier Bancorp, Inc.*	546	20,612
Park Sterling Corp.	718	8,918
People’s Utah Bancorp	96	3,115
Pinnacle Financial Partners, Inc.	7,221	483,446
Preferred Bank	499	30,115
Republic First Bancorp, Inc.(x)*	445	4,116
ServisFirst Bancshares, Inc.	1,815	70,513
Signature Bank*	5,061	648,010
SVB Financial Group*	4,551	851,447
Texas Capital Bancshares, Inc.*	1,509	129,472
Tompkins Financial Corp.	32	2,756
TriState Capital Holdings, Inc.*	256	5,862
Union Bankshares, Inc.(x)	149	7,212
Veritex Holdings, Inc.*	188	5,068
West Bancorporation, Inc.	132	3,221
Western Alliance Bancorp*	9,661	512,806

		4,618,306

Capital Markets (3.2%)
Affiliated Managers Group, Inc.	2,235	424,270
Artisan Partners Asset Management, Inc., Class A	1,748	56,985
BGC Partners, Inc., Class A	2,268	32,818
CBOE Holdings, Inc.	4,358	469,052
CF Corp., Class A*	9,000	100,800
Cohen & Steers, Inc.	836	33,014
Cowen, Inc.(x)*	67	1,193
Diamond Hill Investment Group, Inc.	117	24,845
Donnelley Financial Solutions, Inc.*	1,190	25,656
Eaton Vance Corp.	4,400	217,228
Evercore, Inc., Class A	4,659	373,885
FactSet Research Systems, Inc.	1,522	274,127
Federated Investors, Inc., Class B(x)	1,005	29,849
Fifth Street Asset Management, Inc.	230	897
Financial Engines, Inc.	2,312	80,342
GAMCO Investors, Inc., Class A	41	1,220
Hamilton Lane, Inc., Class A	378	10,149
Houlihan Lokey, Inc.	6,478	253,484
Investment Technology Group, Inc.	185	4,096
Ladenburg Thalmann Financial Services, Inc.	504	1,452
Lazard Ltd., Class A	13,657	617,570
Legg Mason, Inc.	780	30,662
LPL Financial Holdings, Inc.	3,472	179,051
MarketAxess Holdings, Inc.	1,458	269,016
Medley Management, Inc., Class A	252	1,550
Moelis & Co., Class A	1,220	52,521
Morningstar, Inc.	706	60,003
MSCI, Inc.	3,508	410,085
OM Asset Management plc	2,922	43,596
Piper Jaffray Cos	41	2,433
Pzena Investment Management, Inc., Class A	511	5,565
SEI Investments Co.	5,286	322,763
Silvercrest Asset Management Group, Inc., Class A	292	4,249
Stifel Financial Corp.	6,666	356,364
TD Ameritrade Holding Corp.	18,205	888,403
Virtu Financial, Inc., Class A(x)	939	15,212
Virtus Investment Partners, Inc.	35	4,062
Westwood Holdings Group, Inc.	320	21,526
WisdomTree Investments, Inc.(x)	4,553	46,350

		5,746,343

Consumer Finance (0.3%)
Credit Acceptance Corp.(x)*	401	112,348
Enova International, Inc.*	412	5,541
FirstCash, Inc.	330	20,840
Green Dot Corp., Class A*	1,802	89,343
LendingClub Corp.*	11,523	70,175
PRA Group, Inc.(x)*	8,866	254,011

		552,258

Diversified Financial Services (0.0%)
Marlin Business Services Corp.	122	3,508
NewStar Financial, Inc.	241	2,829
Voya Financial, Inc.	425	16,953

		23,290

Insurance (0.5%)
Arthur J Gallagher & Co.	4,820	296,671
Aspen Insurance Holdings Ltd.	726	29,330
Assurant, Inc.	443	42,315
Atlas Financial Holdings, Inc.*	226	4,271
Crawford & Co., Class B	328	3,923
eHealth, Inc.*	561	13,402
Erie Indemnity Co., Class A	710	85,605
HCI Group, Inc.(x)	187	7,153
Health Insurance Innovations, Inc., Class A*	461	6,685
Heritage Insurance Holdings, Inc.(x)	197	2,602
Infinity Property & Casualty Corp.	61	5,746
Investors Title Co.	48	8,595
Kinsale Capital Group, Inc.	588	25,384
Maiden Holdings Ltd.	288	2,290
National General Holdings Corp.	1,181	22,569
Primerica, Inc.	1,798	146,627
RenaissanceRe Holdings Ltd.	71	9,595
RLI Corp.	1,281	73,478
State National Cos., Inc.	1,119	23,488
Stewart Information Services Corp.	57	2,152
Third Point Reinsurance Ltd.*	1,555	24,258
Trupanion, Inc.(x)*	846	22,343
United Insurance Holdings Corp.(x)	559	9,112
Universal Insurance Holdings, Inc.	976	22,448

		890,042

Thrifts & Mortgage Finance (0.2%)
BofI Holding, Inc.(x)*	975	27,758
Charter Financial Corp.	145	2,687
Essent Group Ltd.*	3,179	128,749
Greene County Bancorp, Inc.(x)	100	3,005
Hingham Institution for Savings	29	5,518
LendingTree, Inc.*	248	60,624

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Meridian Bancorp, Inc.	259	$4,830
Meta Financial Group, Inc.	41	3,214
NMI Holdings, Inc., Class A*	330	4,092
Northfield Bancorp, Inc.	192	3,331
Walker & Dunlop, Inc.*	933	48,824
Waterstone Financial, Inc.	133	2,594
WSFS Financial Corp.	332	16,185

		311,411

Total Financials		12,141,650

Health Care (17.5%)
Biotechnology (6.4%)
ACADIA Pharmaceuticals, Inc.(x)*	3,795	142,958
Acceleron Pharma, Inc.*	1,044	38,962
Achaogen, Inc.(x)*	1,333	21,261
Acorda Therapeutics, Inc.*	271	6,409
Adamas Pharmaceuticals, Inc.(x)*	274	5,801
Aduro Biotech, Inc.*	1,607	17,115
Advaxis, Inc.(x)*	1,425	5,957
Agenus, Inc.(x)*	2,354	10,381
Agios Pharmaceuticals, Inc.(x)*	1,526	101,861
Aileron Therapeutics, Inc.(x)*	138	1,846
Aimmune Therapeutics, Inc.(x)*	1,413	35,028
Akebia Therapeutics, Inc.*	1,742	34,265
Alder Biopharmaceuticals, Inc.*	289	3,540
Alkermes plc*	6,001	305,091
Alnylam Pharmaceuticals, Inc.*	2,736	321,453
Amicus Therapeutics, Inc.(x)*	14,657	221,028
AnaptysBio, Inc.(x)*	462	16,147
Anavex Life Sciences Corp.(x)*	1,451	6,007
Arena Pharmaceuticals, Inc.*	1,531	39,041
Array BioPharma, Inc.*	21,217	260,969
Asterias Biotherapeutics, Inc.(x)*	1,117	3,798
Athenex, Inc.(x)*	186	3,257
Athersys, Inc.(x)*	3,729	7,682
Audentes Therapeutics, Inc.*	537	15,041
Avexis, Inc.(x)*	4,169	403,266
Axovant Sciences Ltd.(x)*	1,211	8,332
BeiGene Ltd. (ADR)(x)*	1,989	205,782
Bellicum Pharmaceuticals, Inc.(x)*	798	9,217
BioCryst Pharmaceuticals, Inc.*	2,745	14,384
Biohaven Pharmaceutical Holding Co. Ltd.*	3,726	139,278
BioSpecifics Technologies Corp.*	208	9,676
Bioverativ, Inc.*	4,272	243,803
Bluebird Bio, Inc.*	703	96,557
Blueprint Medicines Corp.*	5,277	367,648
Calithera Biosciences, Inc.(x)*	1,247	19,640
Calyxt, Inc.(x)*	230	5,633
Cara Therapeutics, Inc.(x)*	936	12,814
Catalyst Pharmaceuticals, Inc.(x)*	2,979	7,507
ChemoCentryx, Inc.*	938	6,960
Clovis Oncology, Inc.*	6,062	499,508
Coherus Biosciences, Inc.*	1,547	20,652
Conatus Pharmaceuticals, Inc.(x)*	1,027	5,638
Concert Pharmaceuticals, Inc.*	354	5,222
Corbus Pharmaceuticals Holdings, Inc.(x)*	1,776	12,698
Curis, Inc.*	4,631	6,900
Cytokinetics, Inc.*	1,683	24,404
CytomX Therapeutics, Inc.*	1,162	21,114
DBV Technologies SA (ADR)(x)*	2,972	126,132
Dynavax Technologies Corp.(x)*	179	3,849
Eagle Pharmaceuticals, Inc.(x)*	329	19,622
Edge Therapeutics, Inc.(x)*	8,131	87,246
Editas Medicine, Inc.*	944	22,665
Emergent BioSolutions, Inc.*	643	26,009
Epizyme, Inc.*	1,155	22,003
Esperion Therapeutics, Inc.*	661	33,129
Exact Sciences Corp.*	16,758	789,636
Exelixis, Inc.*	11,393	276,052
FibroGen, Inc.*	2,616	140,741
Flexion Therapeutics, Inc.(x)*	1,112	26,888
Fortress Biotech, Inc.*	1,422	6,285
Foundation Medicine, Inc.(x)*	583	23,437
G1 Therapeutics, Inc.*	3,022	75,218
Genocea Biosciences, Inc.(x)*	863	1,260
Genomic Health, Inc.*	795	25,512
Geron Corp.(x)*	6,231	13,584
Global Blood Therapeutics, Inc.*	1,436	44,588
Halozyme Therapeutics, Inc.(x)*	4,648	80,736
Heron Therapeutics, Inc.(x)*	13,363	215,812
Idera Pharmaceuticals, Inc.(x)*	3,647	8,133
Ignyta, Inc.*	2,011	24,836
ImmunoGen, Inc.(x)*	3,277	25,069
Immunomedics, Inc.(x)*	1,594	22,284
Incyte Corp.*	1,179	137,636
Inovio Pharmaceuticals, Inc.(x)*	3,157	20,015
Insmed, Inc.*	2,514	78,462
Insys Therapeutics, Inc.(x)*	987	8,765
Intercept Pharmaceuticals, Inc.(x)*	710	41,208
Intrexon Corp.(x)*	1,716	32,621
Invitae Corp.(x)*	1,515	14,196
Ionis Pharmaceuticals, Inc.(x)*	12,192	618,133
Iovance Biotherapeutics, Inc.*	15,762	122,156
Ironwood Pharmaceuticals, Inc.(x)*	5,313	83,786
Jounce Therapeutics, Inc.(x)*	553	8,616
Karyopharm Therapeutics, Inc.*	14,502	159,232
Keryx Biopharmaceuticals, Inc.(x)*	3,482	24,722
Kite Pharma, Inc.*	1,915	344,335
Kura Oncology, Inc.*	744	11,123
La Jolla Pharmaceutical Co.(x)*	709	24,659
Lexicon Pharmaceuticals, Inc.(x)*	1,711	21,028
Ligand Pharmaceuticals, Inc.(x)*	806	109,737
Loxo Oncology, Inc.*	5,211	480,036
MacroGenics, Inc.*	356	6,579
Madrigal Pharmaceuticals, Inc.(x)*	183	8,231
Matinas BioPharma Holdings, Inc.(x)*	1,887	2,491
MediciNova, Inc.(x)*	983	6,262
Merrimack Pharmaceuticals, Inc.	331	4,813
Mersana Therapeutics, Inc.*	136	2,351
MiMedx Group, Inc.(x)*	4,047	48,078
Minerva Neurosciences, Inc.*	838	6,369
Miragen Therapeutics, Inc.*	382	3,495
Momenta Pharmaceuticals, Inc.*	676	12,506
Natera, Inc.*	1,217	15,687
Neurocrine Biosciences, Inc.(x)*	7,554	462,908
NewLink Genetics Corp.(x)*	763	7,767
Novavax, Inc.(x)*	3,785	4,315
Nymox Pharmaceutical Corp.*	679	2,594
Oncocyte Corp.*	272	2,054
OPKO Health, Inc.(x)*	1,407	9,652
Organovo Holdings, Inc.(x)*	3,725	8,270
Ovid therapeutics, Inc.(x)*	194	1,663
Pfenex, Inc.*	11,400	34,428
Pieris Pharmaceuticals, Inc.*	1,360	7,834
Portola Pharmaceuticals, Inc.*	2,003	108,222
Progenics Pharmaceuticals, Inc.*	2,903	21,366
Protagonist Therapeutics, Inc.*	147	2,597
Prothena Corp. plc(x)*	4,246	275,013
PTC Therapeutics, Inc.*	1,259	25,193
Puma Biotechnology, Inc.*	1,134	135,797
Ra Pharmaceuticals, Inc.*	452	6,599

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Radius Health, Inc.(x)*	1,469	$56,630
REGENXBIO, Inc.*	288	9,490
Repligen Corp.*	1,459	55,909
Rigel Pharmaceuticals, Inc.*	4,853	12,327
Sage Therapeutics, Inc.*	4,738	295,177
Sangamo Therapeutics, Inc.(x)*	3,230	48,450
Sarepta Therapeutics, Inc.(x)*	1,768	80,196
Seattle Genetics, Inc.*	3,770	205,126
Selecta Biosciences, Inc.(x)*	446	8,140
Seres Therapeutics, Inc.(x)*	781	12,527
Spark Therapeutics, Inc.*	1,054	93,975
Stemline Therapeutics, Inc.(x)*	114	1,265
Strongbridge Biopharma plc*	753	5,196
Syndax Pharmaceuticals, Inc.*	434	5,078
Synergy Pharmaceuticals, Inc.(x)*	9,187	26,642
Syros Pharmaceuticals, Inc.*	476	7,007
TESARO, Inc.(x)*	4,277	552,160
TG Therapeutics, Inc.(x)*	12,058	142,887
Tocagen, Inc.(x)*	273	3,402
Ultragenyx Pharmaceutical, Inc.*	3,584	190,884
Vanda Pharmaceuticals, Inc.*	1,691	30,269
VBI Vaccines, Inc.*	701	2,699
Veracyte, Inc.*	915	8,025
Versartis, Inc.*	1,308	3,205
vTv Therapeutics, Inc., Class A*	363	2,171
XBiotech, Inc.*	764	3,339
Xencor, Inc.*	1,495	34,265
ZIOPHARM Oncology, Inc.(x)*	5,160	31,682

		11,413,980

Health Care Equipment & Supplies (6.3%)
Abaxis, Inc.	852	38,042
ABIOMED, Inc.*	1,609	271,277
Accuray, Inc.(x)*	3,138	12,552
Align Technology, Inc.*	6,193	1,153,570
Anika Therapeutics, Inc.*	453	26,274
Antares Pharma, Inc.*	5,835	18,905
AtriCure, Inc.*	1,295	28,969
Atrion Corp.	54	36,288
AxoGen, Inc.(x)*	1,034	20,008
Cantel Medical Corp.	1,433	134,946
Cardiovascular Systems, Inc.*	1,237	34,822
Cerus Corp.*	3,851	10,513
ConforMIS, Inc.(x)*	387	1,362
Cooper Cos., Inc. (The)	1,483	351,634
Corindus Vascular Robotics, Inc.(x)*	3,622	5,505
CryoLife, Inc.*	900	20,430
Cutera, Inc.*	502	20,758
DexCom, Inc.(x)*	21,677	1,060,547
Edwards Lifesciences Corp.*	5,121	559,777
Endologix, Inc.(x)*	3,182	14,192
Entellus Medical, Inc.(x)*	497	9,175
FONAR Corp.*	220	6,710
GenMark Diagnostics, Inc.*	1,986	19,125
Glaukos Corp.(x)*	1,125	37,125
Globus Medical, Inc., Class A*	2,781	82,651
Haemonetics Corp.*	1,676	75,202
Heska Corp.*	247	21,758
Hill-Rom Holdings, Inc.	2,445	180,930
Hologic, Inc.*	14,960	548,882
ICU Medical, Inc.*	418	77,685
Inogen, Inc.*	666	63,337
Insulet Corp.*	16,586	913,557
Integer Holdings Corp.*	9,070	463,931
Integra LifeSciences Holdings Corp.*	2,484	125,392
Intuitive Surgical, Inc.*	480	502,022
iRhythm Technologies, Inc.*	8,525	442,277
K2M Group Holdings, Inc.*	1,567	33,236
Lantheus Holdings, Inc.*	997	17,747
LeMaitre Vascular, Inc.	586	21,928
Masimo Corp.*	1,751	151,567
Meridian Bioscience, Inc.	1,396	19,963
Merit Medical Systems, Inc.*	1,918	81,227
Natus Medical, Inc.*	1,271	47,663
Neogen Corp.*	5,419	419,756
Nevro Corp.*	11,750	1,067,840
Novocure Ltd.(x)*	2,266	44,980
NuVasive, Inc.*	2,004	111,142
NxStage Medical, Inc.*	2,558	70,601
Obalon Therapeutics, Inc.(x)*	232	2,211
OraSure Technologies, Inc.*	2,072	46,620
Orthofix International NV*	130	6,143
Oxford Immunotec Global plc*	847	14,230
Penumbra, Inc.*	7,648	690,614
Pulse Biosciences, Inc.(x)*	380	7,072
Quidel Corp.*	1,102	48,334
Quotient Ltd.(x)*	609	3,002
ResMed, Inc.	5,507	423,819
Rockwell Medical, Inc.(x)*	1,650	14,124
RTI Surgical, Inc.*	1,619	7,366
STAAR Surgical Co.*	1,620	20,169
Surmodics, Inc.*	501	15,531
Tactile Systems Technology, Inc.(x)*	361	11,173
Teleflex, Inc.	291	70,413
Utah Medical Products, Inc.	113	8,311
Varex Imaging Corp.*	1,469	49,711
ViewRay, Inc.(x)*	1,156	6,659
Viveve Medical, Inc.(x)*	571	2,992
West Pharmaceutical Services, Inc.	2,890	278,191
Wright Medical Group NV*	4,127	106,765

		11,311,230

Health Care Providers & Services (1.3%)
Addus HomeCare Corp.*	314	11,084
Almost Family, Inc.*	136	7,303
Amedisys, Inc.*	1,120	62,675
American Renal Associates Holdings, Inc.(x)*	8,733	130,733
AMN Healthcare Services, Inc.*	1,852	84,636
BioTelemetry, Inc.*	1,123	37,059
Capital Senior Living Corp.(x)*	984	12,349
Chemed Corp.	621	125,473
Civitas Solutions, Inc.*	663	12,232
CorVel Corp.*	383	20,835
Cross Country Healthcare, Inc.*	652	9,278
Ensign Group, Inc. (The)	1,075	24,284
Genesis Healthcare, Inc.(x)*	2,108	2,445
HealthEquity, Inc.*	4,968	251,282
HealthSouth Corp.	3,854	178,634
Landauer, Inc.	339	22,815
LHC Group, Inc.*	573	40,637
LifePoint Health, Inc.*	256	14,822
Magellan Health, Inc.*	674	58,166
Molina Healthcare, Inc.(x)*	1,739	119,574
National Research Corp., Class A	342	12,893
Patterson Cos., Inc.	315	12,175
PetIQ, Inc.*	210	5,687
Premier, Inc., Class A*	556	18,109
Providence Service Corp. (The)*	355	19,198
R1 RCM, Inc.(x)*	3,759	13,946
RadNet, Inc.*	1,422	16,424
Select Medical Holdings Corp.*	4,232	81,254
Surgery Partners, Inc.*	779	8,063
Teladoc, Inc.(x)*	15,896	526,953
Tenet Healthcare Corp.(x)*	3,213	52,790

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Tivity Health, Inc.*	1,344	$54,835
Triple-S Management Corp., Class B*	162	3,836
US Physical Therapy, Inc.	465	28,574
WellCare Health Plans, Inc.*	1,618	277,876

		2,358,929

Health Care Technology (0.7%)
athenahealth, Inc.*	1,556	193,504
Castlight Health, Inc., Class B(x)*	2,465	10,600
Computer Programs & Systems, Inc.(x)	231	6,826
Cotiviti Holdings, Inc.*	1,450	52,171
Evolent Health, Inc., Class A(x)*	491	8,740
HealthStream, Inc.*	1,037	24,235
HMS Holdings Corp.*	2,876	57,117
Inovalon Holdings, Inc., Class A*	2,456	41,875
Medidata Solutions, Inc.*	2,226	173,762
Omnicell, Inc.*	1,445	73,767
Quality Systems, Inc.*	1,371	21,566
Simulations Plus, Inc.	467	7,239
Tabula Rasa HealthCare, Inc.*	357	9,546
Veeva Systems, Inc., Class A*	9,789	552,197
Vocera Communications, Inc.*	1,082	33,942

		1,267,087

Life Sciences Tools & Services (0.9%)
Accelerate Diagnostics, Inc.(x)*	957	21,485
Bio-Techne Corp.	1,453	175,653
Bruker Corp.	1,482	44,090
Cambrex Corp.*	1,280	70,400
Charles River Laboratories International, Inc.*	1,855	200,377
Enzo Biochem, Inc.*	1,481	15,506
Fluidigm Corp.*	1,181	5,952
ICON plc*	3,686	419,762
INC Research Holdings, Inc., Class A*	2,155	112,707
Luminex Corp.	735	14,943
NanoString Technologies, Inc.*	267	4,315
NeoGenomics, Inc.(x)*	2,216	24,664
Pacific Biosciences of California, Inc.(x)*	4,033	21,173
PAREXEL International Corp.*	1,968	173,341
PerkinElmer, Inc.	827	57,038
PRA Health Sciences, Inc.*	1,908	145,332
QIAGEN NV*	2,904	91,476

		1,598,214

Pharmaceuticals (1.9%)
Aclaris Therapeutics, Inc.(x)*	5,451	140,690
Aerie Pharmaceuticals, Inc.*	1,281	62,257
Akcea Therapeutics, Inc.(x)*	428	11,843
Akorn, Inc.*	3,376	112,049
Amphastar Pharmaceuticals, Inc.*	1,399	25,000
ANI Pharmaceuticals, Inc.*	330	17,322
Aratana Therapeutics, Inc.(x)*	29,423	180,363
Assembly Biosciences, Inc.*	570	19,904
Catalent, Inc.*	4,926	196,646
Clearside Biomedical, Inc.(x)*	386	3,374
Collegium Pharmaceutical, Inc.(x)*	11,201	117,498
Corcept Therapeutics, Inc.*	3,565	68,805
Corium International, Inc.(x)*	15,371	170,311
Depomed, Inc.*	2,283	13,219
Dermira, Inc.*	1,204	32,508
Dova Pharmaceuticals, Inc.(x)*	145	3,521
Durect Corp.*	4,817	8,526
Eisai Co. Ltd.	4,120	211,483
Foamix Pharmaceuticals Ltd.(x)*	4,400	24,420
GW Pharmaceuticals plc (ADR)*	1,105	112,146
Innoviva, Inc.(x)*	2,992	42,247
Intersect ENT, Inc.*	1,016	31,648
Kala Pharmaceuticals, Inc.*	235	5,367
Medicines Co. (The)(x)*	6,912	256,020
MyoKardia, Inc.*	699	29,952
Nektar Therapeutics*	5,851	140,424
Neos Therapeutics, Inc.(x)*	7,567	69,238
Ocular Therapeutix, Inc.(x)*	830	5,129
Omeros Corp.(x)*	1,775	38,376
Ono Pharmaceutical Co. Ltd.	10,615	240,506
Pacira Pharmaceuticals, Inc.*	1,548	58,127
Paratek Pharmaceuticals, Inc.*	944	23,694
Phibro Animal Health Corp., Class A	735	27,232
Prestige Brands Holdings, Inc.*	2,102	105,289
Reata Pharmaceuticals, Inc., Class A*	440	13,684
Revance Therapeutics, Inc.(x)*	11,623	320,215
SciClone Pharmaceuticals, Inc.*	652	7,302
Sienna Biopharmaceuticals, Inc.*	143	3,182
Sucampo Pharmaceuticals, Inc., Class A(x)*	785	9,263
Supernus Pharmaceuticals, Inc.*	1,866	74,640
Teligent, Inc.(x)*	1,541	10,340
TherapeuticsMD, Inc.(x)*	34,460	182,293
Theravance Biopharma, Inc.(x)*	1,644	56,291
WaVe Life Sciences Ltd.*	467	10,157
Zogenix, Inc.*	722	25,306
Zynerba Pharmaceuticals, Inc.(x)*	446	3,729

		3,321,536

Total Health Care		31,270,976

Industrials (18.4%)
Aerospace & Defense (2.0%)
Aerojet Rocketdyne Holdings, Inc.*	2,731	95,612
Astronics Corp.*	13,084	389,249
Axon Enterprise, Inc.(x)*	2,031	46,043
BWX Technologies, Inc.	3,698	207,162
Cubic Corp.	6,300	321,300
Curtiss-Wright Corp.	1,287	134,543
HEICO Corp.	962	86,397
HEICO Corp., Class A	1,900	144,780
Hexcel Corp.	9,098	522,407
Huntington Ingalls Industries, Inc.	1,472	333,320
KeyW Holding Corp. (The)(x)*	35,513	270,254
Kratos Defense & Security Solutions, Inc.*	1,114	14,571
Mercury Systems, Inc.*	13,503	700,535
Moog, Inc., Class A*	109	9,094
National Presto Industries, Inc.	24	2,555
Sparton Corp.*	27	627
TransDigm Group, Inc.(x)	1,424	364,046
Vectrus, Inc.*	92	2,837

		3,645,332

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc.*	2,297	55,909
Echo Global Logistics, Inc.*	15,900	299,715
Expeditors International of Washington, Inc.	6,492	388,611
Forward Air Corp.	1,185	67,818
Radiant Logistics, Inc.*	1,528	8,114
XPO Logistics, Inc.*	3,385	229,435

		1,049,602

Airlines (0.6%)
Alaska Air Group, Inc.	3,907	297,987
Allegiant Travel Co.	3,112	409,850
Copa Holdings SA, Class A	93	11,581
Hawaiian Holdings, Inc.*	1,901	71,383

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Spirit Airlines, Inc.*	8,407	$280,878

		1,071,679

Building Products (1.8%)
AAON, Inc.	1,628	56,125
Advanced Drainage Systems, Inc.	1,382	27,986
Allegion plc	3,765	325,560
American Woodmark Corp.*	554	53,323
AO Smith Corp.	14,696	873,382
Apogee Enterprises, Inc.	1,114	53,762
Armstrong World Industries, Inc.*	1,753	89,841
Builders FirstSource, Inc.*	3,818	68,686
Caesarstone Ltd.*	585	17,433
Continental Building Products, Inc.*	1,538	39,988
CSW Industrials, Inc.*	243	10,777
Fortune Brands Home & Security, Inc.	5,646	379,581
Griffon Corp.	1,001	22,222
Insteel Industries, Inc.	664	17,337
JELD-WEN Holding, Inc.*	2,138	75,942
Lennox International, Inc.	4,262	762,769
Masonite International Corp.*	1,175	81,310
NCI Building Systems, Inc.*	1,610	25,116
Patrick Industries, Inc.*	636	53,488
PGT Innovations, Inc.*	1,907	28,510
Ply Gem Holdings, Inc.*	904	15,413
Quanex Building Products Corp.	117	2,685
Simpson Manufacturing Co., Inc.	247	12,113
Trex Co., Inc.*	1,167	105,112
Universal Forest Products, Inc.	699	68,614

		3,267,075

Commercial Services & Supplies (2.7%)
ABM Industries, Inc.	1,122	46,799
Advanced Disposal Services, Inc.*	12,571	316,663
Aqua Metals, Inc.(x)*	670	4,590
Brady Corp., Class A	1,424	54,041
Brink’s Co. (The)	7,157	602,977
Casella Waste Systems, Inc., Class A*	324	6,091
Clean Harbors, Inc.*	7,352	416,858
Copart, Inc.*	22,267	765,317
Covanta Holding Corp.(x)	4,544	67,478
Deluxe Corp.	1,898	138,478
Healthcare Services Group, Inc.	2,807	151,494
Heritage-Crystal Clean, Inc.*	289	6,286
Herman Miller, Inc.	2,007	72,051
HNI Corp.	1,748	72,490
Hudson Technologies, Inc.*	1,520	11,871
InnerWorkings, Inc.*	1,659	18,664
Interface, Inc.	2,160	47,304
KAR Auction Services, Inc.	5,412	258,369
Kimball International, Inc., Class B	1,190	23,526
Knoll, Inc.	1,758	35,160
Matthews International Corp., Class A	1,234	76,817
McGrath RentCorp	75	3,281
Mobile Mini, Inc.	10,247	353,009
MSA Safety, Inc.	1,314	104,476
Multi-Color Corp.	539	44,171
Quad/Graphics, Inc.	679	15,352
Rollins, Inc.	3,805	175,563
RR Donnelley & Sons Co.	763	7,859
SP Plus Corp.*	214	8,453
Steelcase, Inc., Class A	12,567	193,532
Team, Inc.(x)*	535	7,142
Tetra Tech, Inc.	2,108	98,127
US Ecology, Inc.	11,156	600,193
Viad Corp.	461	28,075
West Corp.	217	5,093

		4,837,650

Construction & Engineering (0.7%)
Argan, Inc.	563	37,862
Comfort Systems USA, Inc.	1,441	51,444
Dycom Industries, Inc.(x)*	4,392	377,185
EMCOR Group, Inc.	1,736	120,444
Granite Construction, Inc.	7,721	447,431
Great Lakes Dredge & Dock Corp.*	150	728
HC2 Holdings, Inc.*	1,600	8,448
KBR, Inc.	595	10,639
MasTec, Inc.*	2,631	122,078
MYR Group, Inc.*	279	8,130
NV5 Global, Inc.*	250	13,663
Orion Group Holdings, Inc.*	464	3,044
Primoris Services Corp.	1,524	44,836
Quanta Services, Inc.*	1,485	55,494
Sterling Construction Co., Inc.*	236	3,594
Tutor Perini Corp.*	256	7,270

		1,312,290

Electrical Equipment (0.8%)
Allied Motion Technologies, Inc.	262	6,639
AMETEK, Inc.	5,978	394,786
Atkore International Group, Inc.*	1,252	24,427
AZZ, Inc.	1,023	49,820
Energous Corp.(x)*	801	10,141
EnerSys	1,703	117,797
Generac Holdings, Inc.*	2,433	111,748
General Cable Corp.	1,795	33,836
Hubbell, Inc.	1,381	160,224
Plug Power, Inc.(x)*	9,080	23,699
Rockwell Automation, Inc.	2,236	398,477
Sensata Technologies Holding NV*	3,374	162,188
TPI Composites, Inc.*	420	9,383
Vicor Corp.*	594	14,018

		1,517,183

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	3,113	312,202
Raven Industries, Inc.	1,409	45,652

		357,854

Machinery (5.2%)
Actuant Corp., Class A	1,176	30,106
Alamo Group, Inc.	312	33,499
Albany International Corp., Class A	882	50,627
Allison Transmission Holdings, Inc.	5,266	197,633
Altra Industrial Motion Corp.	8,880	427,128
Astec Industries, Inc.	405	22,684
Barnes Group, Inc.	278	19,582
Blue Bird Corp.*	187	3,852
CIRCOR International, Inc.	329	17,907
Commercial Vehicle Group, Inc.*	1,001	7,357
Donaldson Co., Inc.	4,819	221,385
Douglas Dynamics, Inc.	855	33,687
Energy Recovery, Inc.(x)*	1,520	12,008
EnPro Industries, Inc.	832	67,001
ExOne Co. (The)(x)*	387	4,396
Federal Signal Corp.	568	12,087
Franklin Electric Co., Inc.	1,727	77,456
Gardner Denver Holdings, Inc.*	17,862	491,562
Global Brass & Copper Holdings, Inc.	760	25,688
Graco, Inc.	2,174	268,902
Harsco Corp.*	3,157	65,981
Hillenbrand, Inc.	2,496	96,970
Hyster-Yale Materials Handling, Inc.	351	26,830
IDEX Corp.	11,074	1,345,160
John Bean Technologies Corp.	1,241	125,465

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Kadant, Inc.	420	$41,391
Kennametal, Inc.	22,523	908,578
Lincoln Electric Holdings, Inc.	7,854	720,055
Lindsay Corp.	406	37,311
Lydall, Inc.*	642	36,787
Middleby Corp. (The)*	7,903	1,012,929
Milacron Holdings Corp.*	1,861	31,376
Miller Industries, Inc.	51	1,425
Mueller Industries, Inc.	2,246	78,498
Mueller Water Products, Inc., Class A	3,676	47,053
Navistar International Corp.*	90	3,966
NN, Inc.	1,038	30,102
Nordson Corp.	6,618	784,233
Omega Flex, Inc.	126	9,052
Proto Labs, Inc.(x)*	978	78,533
RBC Bearings, Inc.*	913	114,262
REV Group, Inc.(x)	514	14,783
Snap-on, Inc.	300	44,703
Spartan Motors, Inc.	769	8,497
SPX Corp.*	1,658	48,646
SPX FLOW, Inc.*	438	16,889
Standex International Corp.	383	40,675
Sun Hydraulics Corp.	916	49,464
Tennant Co.	649	42,964
Toro Co. (The)	4,159	258,108
Wabash National Corp.(x)	599	13,669
WABCO Holdings, Inc.*	1,999	295,852
Wabtec Corp.	1,092	82,719
Watts Water Technologies, Inc., Class A	631	43,665
Welbilt, Inc.*	5,046	116,310
Woodward, Inc.	2,074	160,963
Xylem, Inc.	3,685	230,792

		9,089,203

Marine (0.0%)
Matson, Inc.	801	22,572

Professional Services (0.9%)
Advisory Board Co. (The)*	1,593	85,425
Barrett Business Services, Inc.	271	15,320
BG Staffing, Inc.	284	4,700
Dun & Bradstreet Corp. (The)	581	67,634
Exponent, Inc.	1,006	74,343
Franklin Covey Co.*	344	6,983
GP Strategies Corp.*	444	13,697
Hill International, Inc.*	1,184	5,624
Insperity, Inc.	722	63,536
Kforce, Inc.	895	18,079
Mistras Group, Inc.*	54	1,107
On Assignment, Inc.*	2,008	107,789
Robert Half International, Inc.	4,868	245,056
TransUnion*	16,471	778,420
TriNet Group, Inc.*	1,616	54,330
TrueBlue, Inc.*	114	2,559
WageWorks, Inc.*	1,557	94,510
Willdan Group, Inc.*	320	10,387

		1,649,499

Road & Rail (0.9%)
ArcBest Corp.	126	4,215
Avis Budget Group, Inc.*	2,919	111,097
Daseke, Inc.*	717	9,357
Genesee & Wyoming, Inc., Class A*	4,892	362,057
Heartland Express, Inc.(x)	1,753	43,965
Knight-Swift Transportation Holdings, Inc.*	14,924	620,092
Landstar System, Inc.	1,665	165,917
Old Dominion Freight Line, Inc.	1,503	165,495
Saia, Inc.*	424	26,564
Schneider National, Inc., Class B	1,162	29,399
Universal Logistics Holdings, Inc.	183	3,742
YRC Worldwide, Inc.*	234	3,229

		1,545,129

Trading Companies & Distributors (2.0%)
AerCap Holdings NV*	6,600	337,326
Air Lease Corp.	241	10,271
Applied Industrial Technologies, Inc.	1,517	99,819
Beacon Roofing Supply, Inc.*	10,151	520,239
BMC Stock Holdings, Inc.*	131	2,797
CAI International, Inc.*	291	8,823
DXP Enterprises, Inc.*	494	15,556
EnviroStar, Inc.(x)	153	4,230
Foundation Building Materials, Inc.*	138	1,951
GMS, Inc.*	1,074	38,020
H&E Equipment Services, Inc.	1,227	35,828
HD Supply Holdings, Inc.*	7,970	287,478
Herc Holdings, Inc.*	946	46,477
Huttig Building Products, Inc.(x)*	664	4,688
Kaman Corp.	93	5,188
Lawson Products, Inc.*	161	4,057
MSC Industrial Direct Co., Inc., Class A	712	53,806
Neff Corp., Class A*	298	7,450
Rush Enterprises, Inc., Class A*	592	27,404
Rush Enterprises, Inc., Class B*	95	4,144
SiteOne Landscape Supply, Inc.*	8,603	499,834
United Rentals, Inc.*	3,333	462,420
Univar, Inc.*	19,113	552,939
Watsco, Inc.	3,784	609,489

		3,640,234

Total Industrials		33,005,302

Information Technology (28.1%)
Communications Equipment (2.3%)
Acacia Communications, Inc.(x)*	653	30,756
Aerohive Networks, Inc.*	1,437	5,877
Applied Optoelectronics, Inc.(x)*	725	46,886
Arista Networks, Inc.*	9,790	1,856,283
CalAmp Corp.*	1,340	31,155
Ciena Corp.*	16,887	371,007
Clearfield, Inc.(x)*	502	6,827
CommScope Holding Co., Inc.*	3,786	125,733
Extreme Networks, Inc.*	4,276	50,842
Finisar Corp.*	2,041	45,249
Harris Corp.	2,610	343,685
InterDigital, Inc.	1,367	100,816
Lumentum Holdings, Inc.*	9,179	498,879
Oclaro, Inc.(x)*	5,691	49,113
Plantronics, Inc.	1,315	58,149
Quantenna Communications, Inc.(x)*	851	14,305
Ubiquiti Networks, Inc.(x)*	912	51,090
ViaSat, Inc.(x)*	5,462	351,316
Viavi Solutions, Inc.*	3,317	31,379

		4,069,347

Electronic Equipment, Instruments & Components (2.6%)
Akoustis Technologies, Inc.(x)*	356	2,321
Badger Meter, Inc.	1,092	53,508
Bel Fuse, Inc., Class B	100	3,120
CDW Corp.	6,055	399,630
Cognex Corp.	5,591	616,575
Coherent, Inc.*	2,594	610,031
Control4 Corp.*	845	24,894
Daktronics, Inc.	821	8,678
ePlus, Inc.*	511	47,242

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Fabrinet*	1,427	$52,885
FARO Technologies, Inc.*	4,608	176,256
FLIR Systems, Inc.	2,843	110,621
II-VI, Inc.*	681	28,023
Insight Enterprises, Inc.*	528	24,246
IPG Photonics Corp.*	1,428	264,266
Iteris, Inc.(x)*	973	6,470
Itron, Inc.*	1,348	104,403
KEMET Corp.*	1,842	38,921
Littelfuse, Inc.	881	172,570
Mesa Laboratories, Inc.(x)	132	19,710
Methode Electronics, Inc.	1,413	59,841
MicroVision, Inc.(x)*	3,280	9,118
Napco Security Technologies, Inc.*	463	4,491
National Instruments Corp.	3,293	138,866
Novanta, Inc.*	1,248	54,413
OSI Systems, Inc.*	682	62,314
PCM, Inc.*	157	2,198
Radisys Corp.*	89	122
Rogers Corp.*	712	94,895
SYNNEX Corp.	228	28,844
Systemax, Inc.	347	9,171
Tech Data Corp.*	111	9,862
Trimble, Inc.*	15,510	608,768
TTM Technologies, Inc.*	807	12,404
Universal Display Corp.	1,641	211,443
VeriFone Systems, Inc.*	338	6,855
Zebra Technologies Corp., Class A*	5,279	573,194

		4,651,169

Internet Software & Services (5.9%)
2U, Inc.(x)*	27,223	1,525,577
Alarm.com Holdings, Inc.*	7,688	347,344
Alteryx, Inc., Class A(x)*	351	7,150
Amber Road, Inc.*	739	5,676
Angie’s List, Inc.*	1,618	20,160
Appfolio, Inc., Class A*	300	14,385
Apptio, Inc., Class A*	869	16,050
Bazaarvoice, Inc.*	30,600	151,470
Benefitfocus, Inc.(x)*	640	21,536
Blucora, Inc.*	346	8,754
Box, Inc., Class A*	3,170	61,244
Brightcove, Inc.*	1,400	10,080
Carbonite, Inc.*	1,021	22,462
Care.com, Inc.*	510	8,104
ChannelAdvisor Corp.*	986	11,339
Cimpress NV*	986	96,293
Cloudera, Inc.(x)*	573	9,523
CommerceHub, Inc., Series A*	549	12,391
CommerceHub, Inc., Series C*	1,110	23,699
Cornerstone OnDemand, Inc.*	2,056	83,494
CoStar Group, Inc.*	5,960	1,598,770
Coupa Software, Inc.*	1,216	37,878
Endurance International Group Holdings, Inc.*	2,331	19,114
Envestnet, Inc.*	8,502	433,602
Etsy, Inc.*	4,568	77,108
Five9, Inc.*	2,039	48,732
GoDaddy, Inc., Class A*	16,126	701,642
Gogo, Inc.(x)*	2,269	26,797
GrubHub, Inc.(x)*	11,577	609,645
GTT Communications, Inc.*	1,215	38,455
Hortonworks, Inc.*	1,947	33,002
IAC/InterActiveCorp*	2,754	323,815
Instructure, Inc.*	824	27,316
Internap Corp.(x)*	3,172	13,798
j2 Global, Inc.	1,817	134,240
Limelight Networks, Inc.*	1,258	4,994
LivePerson, Inc.*	2,100	28,455
LogMeIn, Inc.	5,906	649,955
Match Group, Inc.(x)*	1,412	32,744
Meet Group, Inc. (The)*	426	1,551
MINDBODY, Inc., Class A(x)*	1,664	43,014
MuleSoft, Inc., Class A(x)*	952	19,173
New Relic, Inc.*	8,855	440,979
NIC, Inc.	2,509	43,029
Nutanix, Inc., Class A(x)*	2,223	49,773
Okta, Inc.*	528	14,895
Ominto, Inc.(x)*	562	2,529
Pandora Media, Inc.(x)*	8,983	69,169
Q2 Holdings, Inc.*	8,830	367,770
Quotient Technology, Inc.*	2,845	44,524
Reis, Inc.	349	6,282
Shutterstock, Inc.(x)*	749	24,934
SPS Commerce, Inc.*	655	37,145
Stamps.com, Inc.(x)*	625	126,656
TechTarget, Inc.*	222	2,651
Trade Desk, Inc. (The), Class A(x)*	8,339	512,932
TrueCar, Inc.(x)*	2,709	42,775
Tucows, Inc., Class A(x)*	340	19,907
Twilio, Inc., Class A(x)*	13,554	404,587
Veritone, Inc.(x)*	106	4,818
Web.com Group, Inc.*	1,482	37,050
Wix.com Ltd.*	3,053	219,358
XO Group, Inc.*	742	14,595
Yelp, Inc.*	3,031	131,242
Yext, Inc.(x)*	485	6,441
Zillow Group, Inc., Class A*	1,444	57,977
Zillow Group, Inc., Class C(x)*	14,619	587,830

		10,630,379

IT Services (2.7%)
Acxiom Corp.*	1,592	39,227
Black Knight Financial Services, Inc., Class A*	1,135	48,862
Blackhawk Network Holdings, Inc.*	2,159	94,564
Booz Allen Hamilton Holding Corp.	5,431	203,065
Broadridge Financial Solutions, Inc.	4,624	373,712
Cardtronics plc, Class A*	1,795	41,303
Cass Information Systems, Inc.	420	26,645
CoreLogic, Inc.*	1,978	91,423
CSG Systems International, Inc.	1,077	43,188
CSRA, Inc.	6,389	206,173
DST Systems, Inc.	261	14,324
EPAM Systems, Inc.*	1,923	169,089
Euronet Worldwide, Inc.*	1,977	187,400
Everi Holdings, Inc.*	2,395	18,178
EVERTEC, Inc.	1,967	31,177
ExlService Holdings, Inc.*	1,289	75,174
Forrester Research, Inc.	378	15,819
Gartner, Inc.*	3,458	430,209
Genpact Ltd.	5,633	161,949
Global Payments, Inc.	4,200	399,125
Hackett Group, Inc. (The)	996	15,129
Information Services Group, Inc.*	713	2,866
InterXion Holding NV*	6,000	305,580
Jack Henry & Associates, Inc.	3,054	313,921
MAXIMUS, Inc.	2,511	161,960
MoneyGram International, Inc.*	149	2,400
Perficient, Inc.*	70	1,377
Planet Payment, Inc.*	1,844	7,911
Presidio, Inc.*	487	6,891
Sabre Corp.	6,390	115,659
Science Applications International Corp.	1,732	115,784
ServiceSource International, Inc.*	2,110	7,301

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Square, Inc., Class A*	9,594	$276,403
StarTek, Inc.*	430	5,053
Sykes Enterprises, Inc.*	149	4,345
Syntel, Inc.	1,312	25,781
TeleTech Holdings, Inc.	558	23,297
Travelport Worldwide Ltd.	992	15,574
Unisys Corp.(x)*	1,301	11,059
Vantiv, Inc., Class A*	4,586	323,175
Virtusa Corp.*	765	28,902
WEX, Inc.*	3,730	418,580

		4,859,554

Semiconductors & Semiconductor Equipment (5.0%)
Advanced Energy Industries, Inc.*	1,548	125,016
Advanced Micro Devices, Inc.(x)*	108,474	1,383,043
Ambarella, Inc.(x)*	534	26,171
Amkor Technology, Inc.*	238	2,511
Axcelis Technologies, Inc.*	1,163	31,808
Brooks Automation, Inc.	2,711	82,306
Cabot Microelectronics Corp.	978	78,172
Cavium, Inc.*	13,100	863,814
CEVA, Inc.*	866	37,065
Cirrus Logic, Inc.*	2,518	134,260
Cohu, Inc.	174	4,148
CyberOptics Corp.*	143	2,324
Cypress Semiconductor Corp.(x)	1,106	16,612
Diodes, Inc.*	396	11,852
Entegris, Inc.*	5,613	161,935
FormFactor, Inc.*	2,793	47,062
Ichor Holdings Ltd.*	706	18,921
Impinj, Inc.(x)*	696	28,961
Inphi Corp.(x)*	10,156	403,092
Integrated Device Technology, Inc.*	22,332	593,585
Kopin Corp.(x)*	2,161	9,011
Lattice Semiconductor Corp.*	51,106	266,262
MACOM Technology Solutions Holdings, Inc.*	6,602	294,515
Marvell Technology Group Ltd.	20,360	364,444
MaxLinear, Inc.*	2,365	56,169
Microchip Technology, Inc.	10,246	919,886
Micron Technology, Inc.*	6,877	270,472
Microsemi Corp.*	3,719	191,454
MKS Instruments, Inc.	2,111	199,384
Monolithic Power Systems, Inc.	3,474	370,155
Nanometrics, Inc.*	7,553	217,526
NVE Corp.	181	14,294
NVIDIA Corp.	3,505	626,589
ON Semiconductor Corp.*	15,556	287,319
PDF Solutions, Inc.(x)*	1,049	16,249
Pixelworks, Inc.(x)*	1,215	5,723
Power Integrations, Inc.	1,130	82,716
Rambus, Inc.*	1,106	14,765
Rudolph Technologies, Inc.*	1,077	28,325
Semtech Corp.*	2,557	96,015
Silicon Laboratories, Inc.*	1,655	132,235
SMART Global Holdings, Inc.(x)*	471	12,613
Synaptics, Inc.(x)*	1,357	53,167
Teradyne, Inc.	7,319	272,926
Ultra Clean Holdings, Inc.*	1,271	38,918
Versum Materials, Inc.	405	15,722
Xcerra Corp.*	1,881	18,528
Xperi Corp.	1,931	48,854

		8,976,894

Software (9.1%)
8x8, Inc.*	3,461	46,724
A10 Networks, Inc.(x)*	1,909	14,432
ACI Worldwide, Inc.*	4,609	104,993
American Software, Inc., Class A	640	7,270
ANSYS, Inc.*	3,369	413,477
Aspen Technology, Inc.*	7,785	488,976
Atlassian Corp. plc, Class A*	2,895	101,759
Autodesk, Inc.*	7,344	824,437
Barracuda Networks, Inc.*	985	23,867
Blackbaud, Inc.	1,883	165,327
Blackline, Inc.(x)*	610	20,813
Bottomline Technologies de, Inc.*	11,326	360,507
BroadSoft, Inc.(x)*	7,732	388,920
Cadence Design Systems, Inc.*	10,940	431,802
Callidus Software, Inc.*	19,326	476,386
CommVault Systems, Inc.*	1,529	92,963
Digimarc Corp.(x)*	393	14,384
Ebix, Inc.	949	61,922
Ellie Mae, Inc.*	1,337	109,808
Everbridge, Inc.(x)*	690	18,230
Exa Corp.(x)*	595	14,387
Fair Isaac Corp.	1,192	167,476
Fortinet, Inc.*	5,808	208,159
Gigamon, Inc.*	1,426	60,106
Guidewire Software, Inc.*	23,391	1,821,223
HubSpot, Inc.*	10,220	858,991
Imperva, Inc.*	1,320	57,288
Manhattan Associates, Inc.*	2,743	114,027
MicroStrategy, Inc., Class A*	209	26,691
Mitek Systems, Inc.*	1,295	12,303
MobileIron, Inc.*	2,059	7,618
Model N, Inc.*	861	12,872
Monotype Imaging Holdings, Inc.	812	15,631
Park City Group, Inc.(x)*	425	5,164
Paycom Software, Inc.(x)*	1,947	145,947
Paylocity Holding Corp.*	9,324	455,198
Pegasystems, Inc.	1,446	83,362
Progress Software Corp.	1,558	59,469
Proofpoint, Inc.(x)*	3,297	287,564
PROS Holdings, Inc.*	1,014	24,468
PTC, Inc.*	10,674	600,733
QAD, Inc., Class A	266	9,137
Qualys, Inc.*	1,226	63,507
Rapid7, Inc.*	856	15,066
RealPage, Inc.*	7,116	283,928
RingCentral, Inc., Class A*	2,461	102,747
Rosetta Stone, Inc.*	114	1,164
ServiceNow, Inc.*	11,121	1,307,051
Silver Spring Networks, Inc.*	370	5,983
Splunk, Inc.*	13,104	870,499
SS&C Technologies Holdings, Inc.	6,250	250,938
Tableau Software, Inc., Class A*	2,354	176,291
Take-Two Interactive Software, Inc.*	8,779	897,477
Telenav, Inc.*	636	4,039
Tyler Technologies, Inc.*	4,439	773,806
Ultimate Software Group, Inc. (The)(x)*	1,947	369,151
Upland Software, Inc.*	308	6,517
Varonis Systems, Inc.*	731	30,629
VASCO Data Security International, Inc.*	94	1,133
Verint Systems, Inc.*	418	17,493
VirnetX Holding Corp.(x)*	2,060	8,034
Workday, Inc., Class A*	11,216	1,182,054
Workiva, Inc.*	955	19,912
Zendesk, Inc.*	20,637	600,743
Zix Corp.*	2,041	9,980
Zynga, Inc., Class A*	33,698	127,378

		16,340,331

Technology Hardware, Storage & Peripherals (0.5%)
3D Systems Corp.(x)*	4,312	57,738

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Avid Technology, Inc.*	851	$3,864
CPI Card Group, Inc.(x)	625	738
Diebold Nixdorf, Inc.	2,988	68,276
Eastman Kodak Co.*	489	3,594
Electronics For Imaging, Inc.*	1,822	77,763
Immersion Corp.(x)*	1,165	9,518
Intevac, Inc.*	794	6,709
NCR Corp.*	4,795	179,908
Pure Storage, Inc., Class A*	25,334	405,090
Quantum Corp.(x)*	352	2,154
Stratasys Ltd.*	1,011	23,374
Super Micro Computer, Inc.*	367	8,111
USA Technologies, Inc.(x)*	1,826	11,413

		858,250

Total Information Technology		50,385,924

Materials (4.4%)
Chemicals (2.1%)
A Schulman, Inc.	1,147	39,170
AdvanSix, Inc.*	1,007	40,028
Axalta Coating Systems Ltd.*	8,385	242,494
Balchem Corp.	1,246	101,287
Calgon Carbon Corp.	173	3,702
Chase Corp.	284	31,638
Chemours Co. (The)	7,289	368,896
Codexis, Inc.*	1,363	9,064
Ferro Corp.*	3,281	73,166
Flotek Industries, Inc.(x)*	214	995
Hawkins, Inc.	64	2,611
HB Fuller Co.	1,486	86,277
Huntsman Corp.	3,863	105,923
Ingevity Corp.*	6,442	402,432
KMG Chemicals, Inc.	352	19,318
Koppers Holdings, Inc.*	841	38,812
Kraton Corp.*	255	10,312
Kronos Worldwide, Inc.	862	19,679
Minerals Technologies, Inc.	784	55,390
NewMarket Corp.	272	115,804
OMNOVA Solutions, Inc.*	1,186	12,987
Platform Specialty Products Corp.*	33,671	375,432
PolyOne Corp.	14,928	597,568
Quaker Chemical Corp.	509	75,307
Rayonier Advanced Materials, Inc.(x)	1,018	13,947
RPM International, Inc.	4,736	243,146
Scotts Miracle-Gro Co. (The), Class A	1,609	156,620
Sensient Technologies Corp.	1,748	134,456
Stepan Co.	494	41,328
Trinseo SA	1,223	82,063
Valhi, Inc.	386	938
Westlake Chemical Corp.	706	58,662
WR Grace & Co.	2,684	193,651

		3,753,103

Construction Materials (0.4%)
Eagle Materials, Inc.	1,866	199,102
Forterra, Inc.(x)*	701	3,155
Martin Marietta Materials, Inc.	1,895	390,806
Summit Materials, Inc., Class A*	4,182	133,949
United States Lime & Minerals, Inc.	8	672
US Concrete, Inc.(x)*	595	45,399

		773,083

Containers & Packaging (1.5%)
AptarGroup, Inc.	568	49,024
Ardagh Group SA	399	8,543
Avery Dennison Corp.	3,288	323,342
Berry Global Group, Inc.*	5,110	289,482
Crown Holdings, Inc.*	3,598	214,873
Graphic Packaging Holding Co.	8,578	119,663
Greif, Inc., Class A	852	49,876
Greif, Inc., Class B	198	12,722
International Paper Co.	8,682	493,310
Myers Industries, Inc.	869	18,206
Owens-Illinois, Inc.*	5,047	126,983
Packaging Corp. of America	6,852	785,786
Sealed Air Corp.	3,924	167,633
Silgan Holdings, Inc.	2,951	86,848

		2,746,291

Metals & Mining (0.2%)
Century Aluminum Co.*	122	2,023
Coeur Mining, Inc.*	1,205	11,074
Compass Minerals International, Inc.(x)	1,221	79,243
Handy & Harman Ltd.*	90	2,930
Klondex Mines Ltd.*	2,090	7,608
Royal Gold, Inc.	953	81,995
Steel Dynamics, Inc.	1,192	41,088
Worthington Industries, Inc.	1,626	74,796

		300,757

Paper & Forest Products (0.2%)
Boise Cascade Co.*	299	10,435
Deltic Timber Corp.	439	38,821
KapStone Paper and Packaging Corp.	3,440	73,926
Louisiana-Pacific Corp.*	5,335	144,471
Neenah Paper, Inc.	538	46,026
Schweitzer-Mauduit International, Inc.	248	10,282

		323,961

Total Materials		7,897,195

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Alexander’s, Inc. (REIT)	79	33,503
American Assets Trust, Inc. (REIT)	562	22,351
Armada Hoffler Properties, Inc. (REIT)	1,643	22,690
CareTrust REIT, Inc. (REIT)	2,721	51,808
City Office REIT, Inc. (REIT)	235	3,236
Community Healthcare Trust, Inc. (REIT)	106	2,858
CoreSite Realty Corp. (REIT)	4,334	484,976
CubeSmart (REIT)	4,833	125,465
CyrusOne, Inc. (REIT)	3,003	176,967
Douglas Emmett, Inc. (REIT)	4,646	183,145
EastGroup Properties, Inc. (REIT)	1,312	115,613
Equity LifeStyle Properties, Inc. (REIT)	3,217	273,702
First Industrial Realty Trust, Inc. (REIT)	1,043	31,384
Four Corners Property Trust, Inc. (REIT)	1,664	41,467
Gaming and Leisure Properties, Inc. (REIT)	2,524	93,110
GEO Group, Inc. (The) (REIT)	1,042	28,030
Gramercy Property Trust (REIT)	858	25,955
Hudson Pacific Properties, Inc. (REIT)	616	20,654
Iron Mountain, Inc. (REIT)	9,056	352,278
Lamar Advertising Co. (REIT), Class A	2,927	200,587
LTC Properties, Inc. (REIT)	625	29,363
MedEquities Realty Trust, Inc. (REIT)	243	2,855

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Monmouth Real Estate Investment Corp. (REIT)	481	$7,787
National Health Investors, Inc. (REIT)	714	55,185
National Storage Affiliates Trust (REIT)	215	5,212
Outfront Media, Inc. (REIT)	792	19,943
Physicians Realty Trust (REIT)	3,769	66,824
Potlatch Corp. (REIT)	1,592	81,192
PS Business Parks, Inc. (REIT)	780	104,130
QTS Realty Trust, Inc. (REIT), Class A	1,887	98,803
Retail Opportunity Investments Corp. (REIT)	474	9,011
Rexford Industrial Realty, Inc. (REIT)	1,115	31,911
Ryman Hospitality Properties, Inc. (REIT)	1,719	107,420
Sabra Health Care REIT, Inc. (REIT)	1,080	23,695
Safety Income and Growth, Inc. (REIT)	98	1,827
Saul Centers, Inc. (REIT)	399	24,702
Tanger Factory Outlet Centers, Inc. (REIT)(x)	241	5,885
Taubman Centers, Inc. (REIT)	1,164	57,851
Terreno Realty Corp. (REIT)	502	18,162
UMH Properties, Inc. (REIT)	978	15,208
Universal Health Realty Income Trust (REIT)	482	36,386
Urban Edge Properties (REIT)	3,810	91,897
Washington REIT (REIT)	1,091	35,741

		3,220,769

Real Estate Management & Development (0.1%)
Altisource Portfolio Solutions SA(x)*	459	11,874
Consolidated-Tomoka Land Co.	158	9,491
HFF, Inc., Class A	1,438	56,887
Kennedy-Wilson Holdings, Inc.(x)	1,730	32,092
Marcus & Millichap, Inc.*	671	18,110
Maui Land & Pineapple Co., Inc.*	294	4,101
Redfin Corp.(x)*	124	3,111
RMR Group, Inc. (The), Class A	259	13,300
Trinity Place Holdings, Inc.*	626	4,395

		153,361

Total Real Estate		3,374,130

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
Cogent Communications Holdings, Inc.	1,645	80,441
Consolidated Communications Holdings, Inc.	1,430	27,284
General Communication, Inc., Class A*	978	39,893
Globalstar, Inc.(x)*	11,760	19,169
IDT Corp., Class B	455	6,406
Lumos Networks Corp.*	670	12,006
Ooma, Inc.*	640	6,752
ORBCOMM, Inc.*	2,350	24,605
Straight Path Communications, Inc., Class B*	384	69,377
Vonage Holdings Corp.*	43,484	353,959
Zayo Group Holdings, Inc.*	7,338	252,574

		892,466

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	1,413	30,196
Shenandoah Telecommunications Co.	1,830	68,076

		98,272

Total Telecommunication Services		990,738

Utilities (0.2%)
Electric Utilities (0.0%)
MGE Energy, Inc.	663	42,830
Spark Energy, Inc., Class A	438	6,570

		49,400

Gas Utilities (0.0%)
Chesapeake Utilities Corp.	77	6,025
New Jersey Resources Corp.	250	10,538
RGC Resources, Inc.(x)	117	3,343
Southwest Gas Holdings, Inc.	187	14,514

		34,420

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	3,088	7,566
NRG Energy, Inc.	2,330	59,624
Ormat Technologies, Inc.	739	45,116
Pattern Energy Group, Inc.	546	13,159

		125,465

Water Utilities (0.1%)
American States Water Co.	968	47,674
California Water Service Group	1,169	44,597
Global Water Resources, Inc.	340	3,203
Middlesex Water Co.	504	19,792
Pure Cycle Corp.(x)*	703	5,273
York Water Co. (The)	441	14,950

		135,489

Total Utilities		344,774

Total Common Stocks (97.2%) (Cost $118,931,272)		174,139,383

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Dyax Corp., CVR(r)*† (Cost $—)	6,078	5,060

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.6%)
JPMorgan Prime Money Market Fund, IM Shares	1,109,907	1,110,240

	Principal Amount	Value (Note 1)
Repurchase Agreements (8.8%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $1,300,173, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $1,326,708.(xx)	$1,300,000	1,300,000

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,500,131, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $1,530,000.(xx)	$1,500,000	$1,500,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $500,052, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $510,005.(xx)	500,000	500,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $700,073, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $714,003.(xx)	700,000	700,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,400,140, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $1,428,007.(xx)	1,400,000	1,400,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,800,180, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $1,836,006.(xx)	1,800,000	1,800,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $156,651, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $159,770.(xx)	156,637	156,637
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $900,078, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $918,700.(xx)	900,000	900,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $900,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $918,700.(xx)	900,000	900,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $4,000,393, collateralized by various U.S. Government Agency Securities, ranging from 1.500%-6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%-3.625%, maturing 10/15/18-2/15/45; total market value $4,080,402.(xx)	4,000,000	4,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $600,053, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $612,000.(xx)	600,000	600,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $2,000,408, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $2,040,005.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		15,756,637

Total Short-Term Investments (9.4%) (Cost $16,866,877)		16,866,877

Total Investments (106.6%) (Cost $135,798,149)		191,011,320
Other Assets Less Liabilities (-6.6%)		(11,827,327)

Net Assets (100%)		$179,183,993

*	Non-income producing.

†	Security (totaling $5,060 or 0.0% of net assets) held at fair value by management.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $15,232,583. This was secured by cash collateral of $15,756,637 which was subsequently invested in joint repurchase agreements with a total value of $15,756,637, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $23,932 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/05/2017-08/15/2046.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	1	12/2017	USD	119,650	90
Russell 2000 E-Mini Index	11	12/2017	USD	821,095	43,820
S&P Midcap 400 E-Mini Index	7	12/2017	USD	1,256,990	48,053

					91,963

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$27,119,188	$—	$—	$27,119,188
Consumer Staples	3,582,551	—	—	3,582,551
Energy	4,026,955	—	—	4,026,955
Financials	12,141,650	—	—	12,141,650
Health Care	30,818,987	451,989	—	31,270,976
Industrials	33,005,302	—	—	33,005,302
Information Technology	50,385,924	—	—	50,385,924
Materials	7,897,195	—	—	7,897,195
Real Estate	3,374,130	—	—	3,374,130
Telecommunication Services	990,738	—	—	990,738
Utilities	344,774	—	—	344,774
Futures	91,963	—	—	91,963
Rights
Health Care	—	—	5,060	5,060
Short-Term Investments
Investment Companies	1,110,240	—	—	1,110,240
Repurchase Agreements	—	15,756,637	—	15,756,637

Total Assets	$174,889,597	$16,208,626	$5,060	$191,103,283

Total Liabilities	$—	$—	$—	$—

Total	$174,889,597	$16,208,626	$5,060	$191,103,283

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,036,521
Aggregate gross unrealized depreciation	(5,336,232)

Net unrealized appreciation	$54,700,289

Federal income tax cost of investment securities and derivative instruments, if applicable	$136,402,994

See Notes to Portfolio of Investments.

15

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Auto Components (1.6%)
Adient plc	3,756	$315,466
American Axle & Manufacturing Holdings, Inc.*	3,359	59,051
BorgWarner, Inc.	27,378	1,402,574
Cooper Tire & Rubber Co.(x)	2,089	78,129
Cooper-Standard Holdings, Inc.*	553	64,131
Dana, Inc.	2,961	82,790
Gentex Corp.	4,054	80,269
Gentherm, Inc.*	332	12,334
Goodyear Tire & Rubber Co. (The)	25,199	837,866
Lear Corp.	459	79,444
Modine Manufacturing Co.*	1,938	37,307
Motorcar Parts of America, Inc.*	780	22,979
Shiloh Industries, Inc.*	195	2,028
Standard Motor Products, Inc.	323	15,585
Stoneridge, Inc.*	1,021	20,226
Superior Industries International, Inc.	981	16,334
Tower International, Inc.	788	21,434

		3,147,947

Automobiles (0.0%)
Winnebago Industries, Inc.	167	7,473

Distributors (0.0%)
VOXX International Corp.*	771	6,592
Weyco Group, Inc.	281	7,975

		14,567

Diversified Consumer Services (0.3%)
Adtalem Global Education, Inc.	2,471	88,585
American Public Education, Inc.*	632	13,304
Ascent Capital Group, Inc., Class A*	442	5,764
Bridgepoint Education, Inc.*	93	893
Cambium Learning Group, Inc.*	552	3,660
Capella Education Co.	31	2,175
Career Education Corp.*	2,620	27,222
Carriage Services, Inc.	403	10,317
Graham Holdings Co., Class B	175	102,392
H&R Block, Inc.	7,039	186,392
Houghton Mifflin Harcourt Co.*	1,318	15,882
K12, Inc.*	1,316	23,477
Laureate Education, Inc., Class A*	1,358	19,759
Liberty Tax, Inc.	250	3,600
Regis Corp.*	1,469	20,963
Weight Watchers International, Inc.(x)*	64	2,787

		527,172

Hotels, Restaurants & Leisure (1.5%)
Aramark	12,086	490,812
Belmond Ltd., Class A*	3,600	49,140
Biglari Holdings, Inc.*	38	12,665
Boyd Gaming Corp.	328	8,544
Brinker International, Inc.	443	14,114
Caesars Acquisition Co., Class A*	1,976	42,385
Caesars Entertainment Corp.(x)*	1,934	25,819
Carrols Restaurant Group, Inc.*	1,440	15,696
Century Casinos, Inc.*	886	7,274
Del Frisco’s Restaurant Group, Inc.*	856	12,455
Del Taco Restaurants, Inc.*	1,384	21,231
Denny’s Corp.*	734	9,138
DineEquity, Inc.(x)	262	11,261
Drive Shack, Inc.	1,122	4,050
El Pollo Loco Holdings, Inc.*	765	9,295
Empire Resorts, Inc.*	45	1,006
Extended Stay America, Inc.	3,331	66,620
Fiesta Restaurant Group, Inc.(x)*	1,022	19,418
Fogo De Chao, Inc.*	386	4,786
Golden Entertainment, Inc.*	350	8,533
Hyatt Hotels Corp., Class A*	1,851	114,373
ILG, Inc.	3,846	102,804
International Game Technology plc	4,334	106,400
International Speedway Corp., Class A	993	35,748
J Alexander’s Holdings, Inc.*	431	5,000
Jack in the Box, Inc.	245	24,970
La Quinta Holdings, Inc.*	2,614	45,745
Marcus Corp. (The)	152	4,210
Marriott Vacations Worldwide Corp.	94	11,706
Monarch Casino & Resort, Inc.*	448	17,709
Penn National Gaming, Inc.*	2,977	69,632
Pinnacle Entertainment, Inc.*	593	12,637
Potbelly Corp.*	698	8,655
RCI Hospitality Holdings, Inc.	335	8,291
Red Lion Hotels Corp.*	623	5,389
Red Robin Gourmet Burgers, Inc.*	32	2,144
Red Rock Resorts, Inc., Class A	38,623	894,510
Ruby Tuesday, Inc.*	2,017	4,316
Sonic Corp.(x)	672	17,102
Speedway Motorsports, Inc.	510	10,863
Texas Roadhouse, Inc.	8,944	439,508
Zoe’s Kitchen, Inc.*	612	7,730

		2,783,684

Household Durables (2.6%)
AV Homes, Inc.*	521	8,935
Bassett Furniture Industries, Inc.	414	15,608
Beazer Homes USA, Inc.*	1,257	23,556
CalAtlantic Group, Inc.	3,226	118,168
Century Communities, Inc.*	724	17,883
CSS Industries, Inc.	337	9,712
Ethan Allen Interiors, Inc.	981	31,784
Flexsteel Industries, Inc.	313	15,869
Green Brick Partners, Inc.*	866	8,573
Helen of Troy Ltd.*	592	57,365
Hovnanian Enterprises, Inc., Class A*	4,022	7,762
KB Home	2,647	63,846
La-Z-Boy, Inc.	1,060	28,514
Leggett & Platt, Inc.	1,039	49,591
Lennar Corp., Class A	6,537	345,154
LGI Homes, Inc.(x)*	252	12,240
Libbey, Inc.	955	8,843
Lifetime Brands, Inc.	371	6,789
M/I Homes, Inc.*	771	20,609
MDC Holdings, Inc.	987	32,778
Meritage Homes Corp.*	1,436	63,758
NACCO Industries, Inc., Class A	154	13,213
New Home Co., Inc. (The)*	575	6,417
Newell Brands, Inc.	22,603	964,471
NVR, Inc.*	366	1,044,931
PICO Holdings, Inc.*	788	13,160
PulteGroup, Inc.	8,018	219,132
Tempur Sealy International, Inc.(x)*	10,071	649,781
Toll Brothers, Inc.	3,243	134,487
TopBuild Corp.*	593	38,646
TRI Pointe Group, Inc.*	5,626	77,695
Whirlpool Corp.	4,153	765,979
William Lyon Homes, Class A*	747	17,174
ZAGG, Inc.*	333	5,245

		4,897,668

Internet & Direct Marketing Retail (0.2%)
1-800-Flowers.com, Inc., Class A*	653	6,432
FTD Cos., Inc.*	661	8,619

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Gaia, Inc., Class A*	314	$3,768
Lands’ End, Inc.*	476	6,283
Liberty Expedia Holdings, Inc., Class A*	1,772	94,111
Liberty TripAdvisor Holdings, Inc., Class A*	2,874	35,494
Liberty Ventures*	3,180	183,009
Overstock.com, Inc.*	335	9,950
TripAdvisor, Inc.(x)*	2,319	93,989

		441,655

Leisure Products (0.1%)
Acushnet Holdings Corp.(x)	969	17,209
Brunswick Corp.	656	36,716
Callaway Golf Co.	3,747	54,070
Clarus Corp.*	795	5,963
Escalade, Inc.	341	4,638
Johnson Outdoors, Inc., Class A	205	15,022
Vista Outdoor, Inc.*	2,278	52,257

		185,875

Media (1.7%)
AMC Entertainment Holdings, Inc., Class A(x)	2,176	31,987
Beasley Broadcast Group, Inc., Class A	236	2,761
Central European Media Enterprises Ltd., Class A(x)*	3,321	13,450
Cinemark Holdings, Inc.	4,256	154,110
Clear Channel Outdoor Holdings, Inc., Class A	1,624	7,552
Daily Journal Corp.(x)*	47	10,275
Emerald Expositions Events, Inc.(x)	541	12,573
Entercom Communications Corp., Class A	1,168	13,374
Eros International plc(x)*	547	7,822
EW Scripps Co. (The), Class A*	2,304	44,029
Gannett Co., Inc.	4,511	40,599
Global Eagle Entertainment, Inc.(x)*	2,046	6,997
Gray Television, Inc.*	843	13,235
Hemisphere Media Group, Inc.(x)*	565	6,752
Interpublic Group of Cos., Inc. (The)	2,477	51,497
John Wiley & Sons, Inc., Class A	1,770	94,695
Liberty Media Corp.-Liberty Formula One, Class A(x)*	981	35,797
Liberty Media Corp.-Liberty Formula One, Class C*	7,486	285,141
Lions Gate Entertainment Corp., Class A*	730	24,419
Lions Gate Entertainment Corp., Class B*	1,433	45,555
Live Nation Entertainment, Inc.*	11,825	514,978
Madison Square Garden Co. (The), Class A*	679	145,374
MDC Partners, Inc., Class A*	1,491	16,401
Meredith Corp.(x)	1,571	87,191
MSG Networks, Inc., Class A*	2,400	50,880
National CineMedia, Inc.	2,399	16,745
New Media Investment Group, Inc.	2,026	29,965
New York Times Co. (The), Class A	19,438	380,985
Reading International, Inc., Class A*	458	7,200
Regal Entertainment Group, Class A	3,382	54,112
Saga Communications, Inc., Class A	167	7,615
Salem Media Group, Inc.	459	3,029
Scholastic Corp.	1,148	42,706
TEGNA, Inc.	58,794	783,723
Time, Inc.	4,002	54,027
Townsquare Media, Inc., Class A*	302	3,020
Tribune Media Co., Class A	2,919	119,270
tronc, Inc.*	292	4,243
WideOpenWest, Inc.*	542	8,173

		3,232,257

Multiline Retail (0.4%)
Dillard’s, Inc., Class A(x)	557	31,231
Fred’s, Inc., Class A(x)	1,459	9,396
JC Penney Co., Inc.(x)*	12,460	47,473
Kohl’s Corp.(x)	6,805	310,648
Nordstrom, Inc.	7,524	354,757
Sears Holdings Corp.(x)*	358	2,613

		756,118

Specialty Retail (1.8%)
Aaron’s, Inc.	23,687	1,033,463
Abercrombie & Fitch Co., Class A	2,697	38,945
American Eagle Outfitters, Inc.	6,397	91,477
America’s Car-Mart, Inc.*	205	8,431
Ascena Retail Group, Inc.(x)*	7,146	17,508
At Home Group, Inc.(x)*	45	1,028
AutoNation, Inc.(x)*	2,557	121,355
Barnes & Noble Education, Inc.*	1,575	10,253
Barnes & Noble, Inc.	2,400	18,240
Bed Bath & Beyond, Inc.	5,567	130,657
Big 5 Sporting Goods Corp.(x)	945	7,229
Boot Barn Holdings, Inc.(x)*	405	3,605
Buckle, Inc. (The)(x)	1,214	20,456
Build-A-Bear Workshop, Inc.*	604	5,527
Burlington Stores, Inc.*	1,179	112,547
Caleres, Inc.	1,683	51,365
Carvana Co.(x)*	484	7,105
Cato Corp. (The), Class A	901	11,920
Chico’s FAS, Inc.	5,130	45,914
Citi Trends, Inc.	556	11,048
Conn’s, Inc.(x)*	761	21,422
Container Store Group, Inc. (The)*	494	2,080
Dick’s Sporting Goods, Inc.	734	19,825
DSW, Inc., Class A	2,593	55,698
Express, Inc.*	3,038	20,537
Finish Line, Inc. (The), Class A(x)	1,664	20,018
Foot Locker, Inc.	4,890	172,226
GameStop Corp., Class A	3,965	81,917
Genesco, Inc.*	732	19,471
GNC Holdings, Inc., Class A(x)	2,644	23,373
Group 1 Automotive, Inc.(x)	785	56,881
Guess?, Inc.	2,387	40,651
Haverty Furniture Cos., Inc.	743	19,429
Hibbett Sports, Inc.*	765	10,901
Kirkland’s, Inc.*	651	7,441
MarineMax, Inc.*	357	5,908
Michaels Cos., Inc. (The)*	1,052	22,586
Murphy USA, Inc.*	1,352	93,288
Office Depot, Inc.	20,296	92,144
Party City Holdco, Inc.(x)*	1,082	14,661
Penske Automotive Group, Inc.	1,429	67,978
Pier 1 Imports, Inc.	3,070	12,863
Rent-A-Center, Inc.(x)	1,664	19,103
Sally Beauty Holdings, Inc.*	3,433	67,218
Shoe Carnival, Inc.	450	10,071
Signet Jewelers Ltd.(x)	2,745	182,680
Sonic Automotive, Inc., Class A	988	20,155
Tailored Brands, Inc.(x)	1,343	19,393
Tilly’s, Inc., Class A	538	6,451
Urban Outfitters, Inc.(x)*	17,681	422,576
Vitamin Shoppe, Inc.*	692	3,702
Williams-Sonoma, Inc.(x)	2,803	139,758
Zumiez, Inc.*	702	12,706

		3,533,184

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (1.8%)
Coach, Inc.	5,710	$229,999
Columbia Sportswear Co.	750	46,185
Crocs, Inc.*	838	8,129
Deckers Outdoor Corp.*	1,172	80,177
Delta Apparel, Inc.*	237	5,098
Fossil Group, Inc.(x)*	1,847	17,233
G-III Apparel Group Ltd.*	1,722	49,972
Hanesbrands, Inc.(x)	43,334	1,067,749
Iconix Brand Group, Inc.*	1,938	11,027
Lululemon Athletica, Inc.*	5,502	342,499
Michael Kors Holdings Ltd.*	5,332	255,136
Movado Group, Inc.	630	17,640
Oxford Industries, Inc.	388	24,654
Perry Ellis International, Inc.*	476	11,262
Ralph Lauren Corp.	2,217	195,739
Sequential Brands Group, Inc.*	1,869	5,588
Skechers U.S.A., Inc., Class A*	2,974	74,618
Steven Madden Ltd.*	22,525	975,332
Unifi, Inc.*	641	22,839
Vera Bradley, Inc.*	821	7,233

		3,448,109

Total Consumer Discretionary		22,975,709

Consumer Staples (4.3%)
Beverages (0.3%)
MGP Ingredients, Inc.(x)	63	3,820
Molson Coors Brewing Co., Class B	7,552	616,545

		620,365

Food & Staples Retailing (0.3%)
Andersons, Inc. (The)	1,065	36,476
Casey’s General Stores, Inc.	1,515	165,817
Chefs’ Warehouse, Inc. (The)*	113	2,181
Ingles Markets, Inc., Class A	563	14,469
Natural Grocers by Vitamin Cottage, Inc.(x)*	417	2,327
Rite Aid Corp.(x)*	22,478	44,057
Smart & Final Stores, Inc.*	932	7,316
SpartanNash Co.	1,470	38,764
SUPERVALU, Inc.*	1,566	34,061
United Natural Foods, Inc.*	2,031	84,469
US Foods Holding Corp.*	6,971	186,125
Village Super Market, Inc., Class A	311	7,694
Weis Markets, Inc.	385	16,748

		640,504

Food Products (3.0%)
Alico, Inc.	102	3,483
B&G Foods, Inc.(x)	24,937	794,243
Cal-Maine Foods, Inc.(x)*	1,235	50,759
Darling Ingredients, Inc.*	6,545	114,668
Dean Foods Co.	3,442	37,449
Farmer Brothers Co.*	368	12,089
Flowers Foods, Inc.	44,383	834,845
Fresh Del Monte Produce, Inc.	1,270	57,734
Hain Celestial Group, Inc. (The)*	4,081	167,933
Hostess Brands, Inc.*	3,005	41,048
Ingredion, Inc.	2,849	343,703
Lamb Weston Holdings, Inc.	4,525	212,177
Landec Corp.*	815	10,554
Limoneira Co.	335	7,762
Omega Protein Corp.	858	14,286
Pilgrim’s Pride Corp.*	245	6,960
Pinnacle Foods, Inc.	12,112	692,443
Post Holdings, Inc.*	15,991	1,411,527
Sanderson Farms, Inc.	807	130,347
Seaboard Corp.	10	45,050
Seneca Foods Corp., Class A*	289	9,971
Snyder’s-Lance, Inc.	3,432	130,896
Tootsie Roll Industries, Inc.	225	8,550
TreeHouse Foods, Inc.(x)*	6,665	451,420

		5,589,897

Household Products (0.0%)
Central Garden & Pet Co.*	358	13,905
Central Garden & Pet Co., Class A*	1,234	45,892
HRG Group, Inc.*	251	3,918
Oil-Dri Corp. of America	206	10,080
Orchids Paper Products Co.(x)	391	5,505

		79,300

Personal Products (0.6%)
Coty, Inc., Class A	23,597	390,058
Edgewell Personal Care Co.*	9,432	686,367
Inter Parfums, Inc.	361	14,891
Nature’s Sunshine Products, Inc.	508	5,156
Nu Skin Enterprises, Inc., Class A	1,514	93,081
Revlon, Inc., Class A(x)*	282	6,923

		1,196,476

Tobacco (0.1%)
Universal Corp.	1,000	57,300
Vector Group Ltd.(x)	2,129	43,589

		100,889

Total Consumer Staples		8,227,431

Energy (5.3%)
Energy Equipment & Services (1.2%)
Archrock, Inc.	2,727	34,224
Atwood Oceanics, Inc.(x)*	3,017	28,330
Basic Energy Services, Inc.*	724	13,973
Bristow Group, Inc.(x)	1,233	11,529
C&J Energy Services, Inc.*	1,854	55,564
CARBO Ceramics, Inc.(x)*	881	7,603
Diamond Offshore Drilling, Inc.(x)*	2,548	36,946
Dril-Quip, Inc.*	1,497	66,093
Ensco plc, Class A(x)	12,317	73,532
Era Group, Inc.*	719	8,046
Exterran Corp.*	1,269	40,113
Fairmount Santrol Holdings, Inc.(x)*	725	3,466
Forum Energy Technologies, Inc.*	2,701	42,946
Frank’s International NV(x)	2,082	16,073
Geospace Technologies Corp.*	487	8,678
Gulf Island Fabrication, Inc.(x)	521	6,617
Helix Energy Solutions Group, Inc.*	5,549	41,007
Helmerich & Payne, Inc.(x)	10,335	538,556
Independence Contract Drilling, Inc.*	1,398	5,312
Keane Group, Inc.(x)*	91	1,518
Key Energy Services, Inc.(x)*	421	5,545
Mammoth Energy Services, Inc.(x)*	275	4,637
Matrix Service Co.*	1,011	15,367
McDermott International, Inc.*	11,156	81,104
Nabors Industries Ltd.	11,053	89,198
Natural Gas Services Group, Inc.*	478	13,575
Newpark Resources, Inc.*	3,274	32,740
Noble Corp. plc(x)*	9,602	44,169
Oceaneering International, Inc.	3,934	103,345
Oil States International, Inc.*	2,059	52,196
Parker Drilling Co.*	5,700	6,270
Patterson-UTI Energy, Inc.	8,369	175,246
PHI, Inc. (Non-Voting)*	513	6,033
Pioneer Energy Services Corp.(x)*	2,981	7,602
ProPetro Holding Corp.(x)*	363	5,209
Ranger Energy Services, Inc.*	185	2,720
Rowan Cos. plc, Class A*	4,675	60,074
RPC, Inc.(x)	210	5,206
SEACOR Holdings, Inc.*	642	29,603

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
SEACOR Marine Holdings, Inc.*	718	$11,230
Smart Sand, Inc.(x)*	73	495
Superior Energy Services, Inc.*	6,110	65,255
Tesco Corp.*	1,802	9,821
TETRA Technologies, Inc.*	4,737	13,548
Transocean Ltd.(x)*	15,739	169,351
Unit Corp.*	2,024	41,654
US Silica Holdings, Inc.	1,259	39,117
Weatherford International plc(x)*	35,425	162,246
Willbros Group, Inc.*	1,965	6,327

		2,299,009

Oil, Gas & Consumable Fuels (4.1%)
Abraxas Petroleum Corp.*	398	748
Adams Resources & Energy, Inc.	106	4,399
Antero Resources Corp.*	4,649	92,515
Approach Resources, Inc.(x)*	1,620	4,066
Arch Coal, Inc., Class A(x)	843	60,477
Ardmore Shipping Corp.*	600	4,950
Bill Barrett Corp.*	2,940	12,613
Bonanza Creek Energy, Inc.*	777	25,633
California Resources Corp.(x)*	1,808	18,912
Callon Petroleum Co.*	8,007	89,999
Centennial Resource Development, Inc., Class A(x)*	4,467	80,272
Chesapeake Energy Corp.(x)*	33,758	145,159
Cimarex Energy Co.	18,639	2,118,693
Clean Energy Fuels Corp.*	5,623	13,945
Cloud Peak Energy, Inc.*	3,000	10,980
CONSOL Energy, Inc.*	9,108	154,290
Contango Oil & Gas Co.*	896	4,507
CVR Energy, Inc.(x)	626	16,213
Delek US Energy, Inc.	3,081	82,355
Denbury Resources, Inc.(x)*	15,311	20,517
DHT Holdings, Inc.	3,241	12,899
Diamondback Energy, Inc.*	3,042	297,994
Dorian LPG Ltd.*	776	5,292
Earthstone Energy, Inc.(x)*	771	8,473
Eclipse Resources Corp.*	3,535	8,838
Energen Corp.*	3,885	212,432
Energy XXI Gulf Coast, Inc.*	1,062	10,981
EP Energy Corp., Class A(x)*	1,657	5,402
EQT Corp.	7,283	475,142
Extraction Oil & Gas, Inc.*	4,788	73,687
Frontline Ltd.(x)	3,147	19,008
GasLog Ltd.(x)	1,584	27,641
Gastar Exploration, Inc.(x)*	3,479	3,060
Gener8 Maritime, Inc.*	1,921	8,664
Golar LNG Ltd.(x)	3,808	86,099
Green Plains, Inc.	1,607	32,381
Gulfport Energy Corp.*	5,797	83,129
Halcon Resources Corp.*	5,135	34,918
Hallador Energy Co.	580	3,318
HollyFrontier Corp.	7,105	255,567
International Seaways, Inc.*	1,218	23,995
Jones Energy, Inc., Class A(x)*	1,456	2,796
Kosmos Energy Ltd.(x)*	9,264	73,741
Midstates Petroleum Co., Inc.*	388	6,030
Murphy Oil Corp.	6,513	172,985
Navios Maritime Acquisition Corp.	3,794	4,629
Nordic American Tankers Ltd.(x)	3,849	20,554
Oasis Petroleum, Inc.*	9,278	84,615
Overseas Shipholding Group, Inc., Class A*	1,743	4,584
Pacific Ethanol, Inc.*	1,679	9,318
Panhandle Oil and Gas, Inc., Class A	259	6,164
Par Pacific Holdings, Inc.*	791	16,453
Parsley Energy, Inc., Class A*	3,143	82,787
PBF Energy, Inc., Class A(x)	4,377	120,849
PDC Energy, Inc.*	2,621	128,508
Peabody Energy Corp.*	2,474	71,771
Penn Virginia Corp.*	80	3,198
QEP Resources, Inc.*	9,488	81,312
Range Resources Corp.	9,133	178,733
Renewable Energy Group, Inc.(x)*	1,485	18,043
Resolute Energy Corp.(x)*	781	23,188
REX American Resources Corp.*	225	21,112
Rice Energy, Inc.*	19,821	573,619
Ring Energy, Inc.*	104	1,507
RSP Permian, Inc.*	2,602	90,003
SandRidge Energy, Inc.*	1,350	27,122
Scorpio Tankers, Inc.	8,391	28,781
SemGroup Corp., Class A	2,616	75,210
Ship Finance International Ltd.(x)	2,432	35,264
SilverBow Resources, Inc.*	253	6,211
SM Energy Co.	4,376	77,630
Southwestern Energy Co.*	20,170	123,239
SRC Energy, Inc.(x)*	7,059	68,261
Stone Energy Corp.*	742	21,563
Targa Resources Corp.	8,491	401,624
Teekay Corp.	2,097	18,726
Teekay Tankers Ltd., Class A	4,259	6,900
Ultra Petroleum Corp.(x)*	6,975	60,473
W&T Offshore, Inc.*	3,713	11,325
Westmoreland Coal Co.(x)*	831	2,119
Whiting Petroleum Corp.*	14,594	79,683
WildHorse Resource Development Corp.(x)*	867	11,548
World Fuel Services Corp.	2,746	93,117
WPX Energy, Inc.*	15,862	182,413

		7,777,871

Total Energy		10,076,880

Financials (22.7%)
Banks (10.8%)
1st Source Corp.	652	33,122
Access National Corp.	574	16,451
ACNB Corp.	251	6,953
Allegiance Bancshares, Inc.*	145	5,336
American National Bankshares, Inc.	314	12,937
Ameris Bancorp	371	17,808
Ames National Corp.	329	9,821
Arrow Financial Corp.	485	16,664
Associated Banc-Corp.	6,083	147,513
Atlantic Capital Bancshares, Inc.*	668	12,124
Banc of California, Inc.(x)	1,724	35,773
BancFirst Corp.	667	37,852
Banco Latinoamericano de Comercio Exterior SA, Class E	1,210	35,622
Bancorp, Inc. (The)*	2,043	16,896
BancorpSouth, Inc.	3,425	109,771
Bank of Commerce Holdings	618	7,107
Bank of Hawaii Corp.	9,559	796,837
Bank of Marin Bancorp	239	16,372
Bank of NT Butterfield & Son Ltd. (The)	647	23,706
Bank of the Ozarks, Inc.	2,573	123,633
BankUnited, Inc.	46,393	1,650,198
Bankwell Financial Group, Inc.	222	8,201
Banner Corp.	1,312	80,399
Bar Harbor Bankshares	615	19,286
BCB Bancorp, Inc.	389	5,427
Berkshire Hills Bancorp, Inc.	1,566	60,683
Blue Hills Bancorp, Inc.	526	10,099
BOK Financial Corp.	11,834	1,054,172

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Boston Private Financial Holdings, Inc.	3,327	$55,062
Bridge Bancorp, Inc.	721	24,478
Brookline Bancorp, Inc.	2,996	46,438
Bryn Mawr Bank Corp.	646	28,295
BSB Bancorp, Inc.*	216	6,469
Byline Bancorp, Inc.*	207	4,401
C&F Financial Corp.	138	7,590
Cadence BanCorp*	374	8,572
California First National Bancorp	116	2,100
Camden National Corp.	599	26,140
Capital Bank Financial Corp., Class A(x)	1,154	47,372
Capital City Bank Group, Inc.	441	10,588
Capstar Financial Holdings, Inc.(x)*	248	4,856
Carolina Financial Corp.	184	6,602
Cathay General Bancorp	3,048	122,530
CenterState Bank Corp.	2,155	57,754
Central Pacific Financial Corp.	1,102	35,462
Central Valley Community Bancorp	380	8,474
Century Bancorp, Inc., Class A	111	8,891
Chemical Financial Corp.	2,824	147,582
Chemung Financial Corp.	127	5,982
Citizens & Northern Corp.(x)	484	11,887
Citizens Financial Group, Inc.	11,147	422,137
City Holding Co.	587	42,211
Civista Bancshares, Inc.	403	9,003
CNB Financial Corp.	591	16,146
CoBiz Financial, Inc.	1,340	26,318
Codorus Valley Bancorp, Inc.(x)	333	10,226
Columbia Banking System, Inc.	2,344	98,706
Commerce Bancshares, Inc.	3,590	207,394
Commerce Union Bancshares, Inc.	280	6,490
Community Bank System, Inc.	1,955	108,014
Community Bankers Trust Corp.*	863	7,940
Community Financial Corp. (The)(x)	160	5,659
Community Trust Bancorp, Inc.	629	29,249
ConnectOne Bancorp, Inc.	841	20,689
County Bancorp, Inc.	184	5,529
CU Bancorp*	559	21,675
Cullen/Frost Bankers, Inc.	2,287	217,082
Customers Bancorp, Inc.*	1,117	36,437
CVB Financial Corp.	4,159	100,523
DNB Financial Corp.	124	4,365
Eagle Bancorp, Inc.*	260	17,433
East West Bancorp, Inc.	18,580	1,110,711
Enterprise Bancorp, Inc.	380	13,798
Enterprise Financial Services Corp.	892	37,776
Equity Bancshares, Inc., Class A*	298	10,603
Evans Bancorp, Inc.(x)	191	8,251
Farmers & Merchants Bancorp, Inc.	354	12,903
Farmers Capital Bank Corp.	273	11,480
Farmers National Banc Corp.	1,063	15,998
FB Financial Corp.(x)*	241	9,091
FCB Financial Holdings, Inc., Class A*	1,417	68,441
Fidelity Southern Corp.	875	20,685
Financial Institutions, Inc.	588	16,934
First Bancorp (Quotrix Stock Exchange)*	7,577	38,794
First Bancorp (Nasdaq Stock Exchange)	963	33,137
First Bancorp, Inc.	431	13,064
First Bancshares, Inc. (The)	352	10,613
First Busey Corp.	1,529	47,949
First Business Financial Services, Inc.	294	6,689
First Citizens BancShares, Inc., Class A	297	111,045
First Commonwealth Financial Corp.	3,838	54,231
First Community Bancshares, Inc.	696	20,261
First Connecticut Bancorp, Inc.	461	12,332
First Financial Bancorp	2,447	63,989
First Financial Bankshares, Inc.(x)	877	39,640
First Financial Corp.	404	19,230
First Financial Northwest, Inc.	322	5,471
First Foundation, Inc.*	741	13,256
First Guaranty Bancshares, Inc.(x)	150	4,041
First Hawaiian, Inc.	2,120	64,215
First Horizon National Corp.	85,892	1,644,831
First Internet Bancorp	236	7,623
First Interstate BancSystem, Inc., Class A	1,057	40,430
First Merchants Corp.	1,631	70,019
First Mid-Illinois Bancshares, Inc.	392	15,053
First Midwest Bancorp, Inc.	4,018	94,102
First Northwest Bancorp*	347	5,934
First of Long Island Corp. (The)	720	21,924
First Republic Bank	8,487	886,551
Flushing Financial Corp.	1,105	32,841
FNB Bancorp	213	7,225
FNB Corp.	12,883	180,748
Franklin Financial Network, Inc.*	351	12,513
Fulton Financial Corp.	6,837	128,194
German American Bancorp, Inc.	842	32,021
Glacier Bancorp, Inc.	2,599	98,138
Great Southern Bancorp, Inc.	423	23,540
Great Western Bancorp, Inc.	2,386	98,494
Green Bancorp, Inc.*	712	16,839
Guaranty Bancorp	790	21,962
Hancock Holding Co.	3,366	163,083
Hanmi Financial Corp.	1,243	38,471
HarborOne Bancorp, Inc.*	285	5,361
Heartland Financial USA, Inc.	958	47,325
Heritage Commerce Corp.	1,373	19,538
Heritage Financial Corp.	1,168	34,456
Hilltop Holdings, Inc.	2,900	75,400
Home BancShares, Inc.	1,209	30,498
HomeTrust Bancshares, Inc.*	667	17,109
Hope Bancorp, Inc.	5,217	92,393
Horizon Bancorp	836	24,386
Howard Bancorp, Inc.*	289	6,040
IBERIABANK Corp.	2,017	165,697
Independent Bank Corp.(x)	1,881	98,089
Independent Bank Group, Inc.	701	42,270
International Bancshares Corp.	2,189	87,779
Investar Holding Corp.(x)	231	5,567
Investors Bancorp, Inc.	10,384	141,638
Lakeland Bancorp, Inc.	1,743	35,557
Lakeland Financial Corp.	798	38,879
LCNB Corp.	343	7,186
LegacyTexas Financial Group, Inc.	1,093	43,633
Macatawa Bank Corp.	961	9,860
MainSource Financial Group, Inc.	1,005	36,039
MB Financial, Inc.	2,952	132,899
MBT Financial Corp.	667	7,304
Mercantile Bank Corp.	646	22,545
Middlefield Banc Corp.	108	4,979
Midland States Bancorp, Inc.	598	18,945
MidSouth Bancorp, Inc.	479	5,772
MidWestOne Financial Group, Inc.	469	15,833
MutualFirst Financial, Inc.	224	8,613
National Bank Holdings Corp., Class A	620	22,128

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
National Bankshares, Inc.(x)	278	$12,496
National Commerce Corp.*	243	10,400
NBT Bancorp, Inc.	1,687	61,947
Nicolet Bankshares, Inc.*	340	19,560
Northrim BanCorp, Inc.	292	10,205
Norwood Financial Corp.	235	7,172
OFG Bancorp	1,781	16,296
Ohio Valley Banc Corp.(x)	161	5,860
Old Line Bancshares, Inc.	276	7,728
Old National Bancorp	5,409	98,985
Old Point Financial Corp.	140	4,536
Old Second Bancorp, Inc.	1,210	16,275
Opus Bank*	307	7,368
Orrstown Financial Services, Inc.	277	6,897
Pacific Continental Corp.	444	11,966
Pacific Mercantile Bancorp*	650	5,948
Pacific Premier Bancorp, Inc.*	1,018	38,430
PacWest Bancorp	4,833	244,115
Paragon Commercial Corp.*	157	8,864
Park National Corp.	531	57,343
Park Sterling Corp.	1,373	17,053
Parke Bancorp, Inc.	227	5,039
Peapack Gladstone Financial Corp.	702	23,685
Penns Woods Bancorp, Inc.	181	8,411
Peoples Bancorp of North Carolina, Inc.(x)	169	6,020
Peoples Bancorp, Inc.	657	22,069
Peoples Financial Services Corp.	272	13,002
People’s United Financial, Inc.	13,770	249,788
People’s Utah Bancorp	495	16,063
Pinnacle Financial Partners, Inc.	2,007	134,369
Popular, Inc.	18,527	665,859
Premier Financial Bancorp, Inc.	398	8,672
Prosperity Bancshares, Inc.	2,658	174,710
QCR Holdings, Inc.	472	21,476
RBB Bancorp*	89	2,037
Renasant Corp.	1,724	73,960
Republic Bancorp, Inc., Class A	405	15,750
Republic First Bancorp, Inc.(x)*	1,577	14,587
S&T Bancorp, Inc.	1,366	54,066
Sandy Spring Bancorp, Inc.	934	38,705
Seacoast Banking Corp. of Florida*	1,677	40,064
Shore Bancshares, Inc.	538	8,958
Sierra Bancorp	477	12,951
Signature Bank*	889	113,828
Simmons First National Corp., Class A	1,233	71,391
SmartFinancial, Inc.*	293	7,050
South State Corp.	1,146	103,197
Southern First Bancshares, Inc.*	268	9,742
Southern National Bancorp of Virginia, Inc.	788	13,388
Southside Bancshares, Inc.	1,090	39,632
Southwest Bancorp, Inc.	740	20,387
State Bank Financial Corp.	1,475	42,259
Sterling Bancorp	5,263	129,733
Stock Yards Bancorp, Inc.	894	33,972
Summit Financial Group, Inc.	402	10,315
Sun Bancorp, Inc.	414	10,288
Sunshine Bancorp, Inc.*	256	5,949
SVB Financial Group*	3,717	695,413
Synovus Financial Corp.	4,865	224,082
TCF Financial Corp.	6,353	108,255
Texas Capital Bancshares, Inc.*	463	39,725
Tompkins Financial Corp.	545	46,946
Towne Bank	2,257	75,610
TriCo Bancshares	833	33,945
TriState Capital Holdings, Inc.*	684	15,664
Triumph Bancorp, Inc.*	680	21,930
Trustmark Corp.	2,714	89,888
Two River Bancorp	286	5,669
UMB Financial Corp.	1,804	134,380
Umpqua Holdings Corp.	8,836	172,390
Union Bankshares Corp.	1,705	60,187
United Bankshares, Inc.	3,980	147,857
United Community Banks, Inc.	2,834	80,882
United Security Bancshares(x)	511	4,855
Unity Bancorp, Inc.	306	6,059
Univest Corp. of Pennsylvania	1,030	32,960
Valley National Bancorp	10,346	124,669
Veritex Holdings, Inc.*	405	10,919
Washington Trust Bancorp, Inc.	566	32,404
WashingtonFirst Bankshares, Inc.	382	13,595
Webster Financial Corp.	11,074	581,938
WesBanco, Inc.	1,674	68,667
West Bancorporation, Inc.	529	12,908
Westamerica Bancorporation(x)	1,002	59,659
Western Alliance Bancorp*	18,743	994,877
Wintrust Financial Corp.	2,216	173,535
Xenith Bankshares, Inc.*	207	6,728
Zions Bancorp	8,010	377,912

		20,645,720

Capital Markets (1.3%)
Actua Corp.*	1,276	19,523
Arlington Asset Investment Corp., Class A(x)	911	11,597
Associated Capital Group, Inc., Class A	186	6,640
B. Riley Financial, Inc.	838	14,288
BGC Partners, Inc., Class A	6,907	99,944
Cowen, Inc.(x)*	935	16,643
Donnelley Financial Solutions, Inc.*	117	2,523
E*TRADE Financial Corp.*	11,052	481,978
Federated Investors, Inc., Class B(x)	2,752	81,734
GAIN Capital Holdings, Inc.	1,405	8,978
GAMCO Investors, Inc., Class A	182	5,416
Greenhill & Co., Inc.	1,087	18,044
Hamilton Lane, Inc., Class A	206	5,531
INTL. FCStone, Inc.*	629	24,103
Investment Technology Group, Inc.	1,126	24,930
Ladenburg Thalmann Financial Services, Inc.	3,590	10,339
Lazard Ltd., Class A	500	22,610
Legg Mason, Inc.	2,565	100,830
Medley Management, Inc., Class A	98	603
Moelis & Co., Class A	9,108	392,099
Morningstar, Inc.	36	3,060
Oppenheimer Holdings, Inc., Class A	438	7,599
Piper Jaffray Cos	551	32,702
PJT Partners, Inc., Class A	720	27,583
Pzena Investment Management, Inc., Class A	91	991
Raymond James Financial, Inc.	9,066	764,537
Safeguard Scientifics, Inc.*	794	10,600
Stifel Financial Corp.	2,677	143,112
Virtus Investment Partners, Inc.(x)	231	26,808
Waddell & Reed Financial, Inc., Class A(x)	3,230	64,826

		2,430,171

Consumer Finance (0.4%)
Credit Acceptance Corp.*	46	12,888
Elevate Credit, Inc.(x)*	547	3,342
Encore Capital Group, Inc.(x)*	983	43,547
Enova International, Inc.*	968	13,020

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
EZCORP, Inc., Class A*	2,080	$19,760
FirstCash, Inc.	1,529	96,556
LendingClub Corp.*	1,131	6,888
Navient Corp.	10,892	163,598
Nelnet, Inc., Class A	792	39,996
OneMain Holdings, Inc.*	2,146	60,496
PRA Group, Inc.(x)*	725	20,771
Regional Management Corp.*	351	8,498
Santander Consumer USA Holdings, Inc.*	5,880	90,376
SLM Corp.*	17,307	198,510
World Acceptance Corp.(x)*	225	18,650

		796,896

Diversified Financial Services (0.2%)
FNFV Group*	2,514	43,115
Marlin Business Services Corp.	243	6,986
NewStar Financial, Inc.	1,101	12,926
On Deck Capital, Inc.(x)*	1,881	8,784
Tiptree, Inc.	1,053	6,581
Voya Financial, Inc.	6,794	271,013

		349,405

Insurance (7.3%)
Alleghany Corp.*	594	329,082
Ambac Financial Group, Inc.*	1,787	30,844
American Equity Investment Life Holding Co.	3,460	100,617
American Financial Group, Inc.	2,808	290,488
American National Insurance Co.	302	35,660
AMERISAFE, Inc.	776	45,163
AmTrust Financial Services, Inc.(x)	3,372	45,387
Arch Capital Group Ltd.*	7,896	777,756
Argo Group International Holdings Ltd.	1,150	70,725
Arthur J Gallagher & Co.	2,244	138,118
Aspen Insurance Holdings Ltd.	1,626	65,690
Assurant, Inc.	1,752	167,351
Assured Guaranty Ltd.	4,699	177,387
Atlas Financial Holdings, Inc.*	253	4,782
Axis Capital Holdings Ltd.	3,272	187,518
Baldwin & Lyons, Inc., Class B	335	7,554
Blue Capital Reinsurance Holdings Ltd.	270	4,442
Brighthouse Financial, Inc.*	6,140	373,312
Brown & Brown, Inc.	23,156	1,115,887
Citizens, Inc.(x)*	1,861	13,678
CNO Financial Group, Inc.	6,734	157,172
Crawford & Co., Class B	177	2,117
Donegal Group, Inc., Class A	397	6,404
eHealth, Inc.(x)*	53	1,266
EMC Insurance Group, Inc.	361	10,162
Employers Holdings, Inc.	1,258	57,176
Enstar Group Ltd.*	2,124	472,271
Erie Indemnity Co., Class A	268	32,313
Everest Re Group Ltd.	1,626	371,362
FBL Financial Group, Inc., Class A	389	28,981
Federated National Holding Co.	498	7,774
Fidelity & Guaranty Life(x)	442	13,724
First American Financial Corp.	4,321	215,920
Genworth Financial, Inc., Class A*	20,212	77,816
Global Indemnity Ltd.*	323	13,695
Greenlight Capital Re Ltd., Class A*	1,181	25,569
Hallmark Financial Services, Inc.*	470	5,457
Hanover Insurance Group, Inc. (The)	1,704	165,169
HCI Group, Inc.(x)	146	5,585
Heritage Insurance Holdings, Inc.	969	12,800
Horace Mann Educators Corp.	1,624	63,904
Independence Holding Co.(x)	234	5,909
Infinity Property & Casualty Corp.	368	34,666
Investors Title Co.	14	2,507
James River Group Holdings Ltd.	875	36,295
Kemper Corp.	1,563	82,839
Kingstone Cos., Inc.	374	6,096
Maiden Holdings Ltd.	2,459	19,549
Markel Corp.*	409	436,804
MBIA, Inc.(x)*	4,999	43,491
Mercury General Corp.	1,106	62,699
National General Holdings Corp.	792	15,135
National Western Life Group, Inc., Class A	88	30,712
Navigators Group, Inc. (The)	11,167	651,594
NI Holdings, Inc.*	431	7,715
Old Republic International Corp.	9,793	192,824
ProAssurance Corp.	2,112	115,421
Reinsurance Group of America, Inc.	7,637	1,065,591
RenaissanceRe Holdings Ltd.	4,647	627,996
RLI Corp.	256	14,684
Safety Insurance Group, Inc.	554	42,270
Selective Insurance Group, Inc.	2,303	124,017
State Auto Financial Corp.	665	17,443
State National Cos., Inc.	90	1,889
Stewart Information Services Corp.	787	29,717
Third Point Reinsurance Ltd.*	1,503	23,447
Torchmark Corp.	4,623	370,256
United Fire Group, Inc.	847	38,810
United Insurance Holdings Corp.(x)	137	2,233
Universal Insurance Holdings, Inc.(x)	321	7,383
Validus Holdings Ltd.	22,081	1,086,606
White Mountains Insurance Group Ltd.	175	149,975
Willis Towers Watson plc	11,897	1,834,873
WMIH Corp.*	8,048	7,646
WR Berkley Corp.	3,827	255,414
XL Group Ltd.	19,133	754,797

		13,927,381

Mortgage Real Estate Investment Trusts (REITs) (1.0%)
AG Mortgage Investment Trust, Inc. (REIT)	1,090	20,972
AGNC Investment Corp. (REIT)	15,223	330,034
Anworth Mortgage Asset Corp. (REIT)	3,645	21,906
Apollo Commercial Real Estate Finance, Inc. (REIT)(x)	4,236	76,714
Ares Commercial Real Estate Corp. (REIT)	1,141	15,187
ARMOUR Residential REIT, Inc. (REIT)	1,556	41,846
Capstead Mortgage Corp. (REIT)	3,864	37,288
Cherry Hill Mortgage Investment Corp. (REIT)	506	9,159
Chimera Investment Corp. (REIT)	7,513	142,146
CYS Investments, Inc. (REIT)	6,166	53,274
Dynex Capital, Inc. (REIT)	1,836	13,348
Ellington Residential Mortgage REIT (REIT)	429	6,229
Granite Point Mortgage Trust, Inc. (REIT)(x)	402	7,529
Great Ajax Corp. (REIT)	624	8,792
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,981	48,277
Invesco Mortgage Capital, Inc. (REIT)	4,458	76,366
KKR Real Estate Finance Trust, Inc. (REIT)(x)	471	9,910
Ladder Capital Corp. (REIT)	3,072	42,332

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
MFA Financial, Inc. (REIT)	15,810	$138,496
MTGE Investment Corp. (REIT)	1,797	34,862
New Residential Investment Corp. (REIT)	12,287	205,562
New York Mortgage Trust, Inc. (REIT)(x)	4,421	27,189
Orchid Island Capital, Inc. (REIT)(x)	1,715	17,476
Owens Realty Mortgage, Inc. (REIT)	371	6,756
PennyMac Mortgage Investment Trust (REIT)‡	2,611	45,405
Redwood Trust, Inc. (REIT)	3,055	49,766
Resource Capital Corp. (REIT)	1,135	12,235
Starwood Property Trust, Inc. (REIT)	10,222	222,022
Sutherland Asset Management Corp. (REIT)(x)	750	11,775
TPG RE Finance Trust, Inc. (REIT)*	424	8,382
Two Harbors Investment Corp. (REIT)	13,864	139,749
Western Asset Mortgage Capital Corp. (REIT)	1,674	17,527

		1,898,511

Thrifts & Mortgage Finance (1.7%)
ASB Bancorp, Inc.*	113	5,096
Astoria Financial Corp.	3,693	79,400
Bank Mutual Corp.	1,683	17,082
BankFinancial Corp.	613	9,741
Bear State Financial, Inc.	832	8,536
Beneficial Bancorp, Inc.	2,751	45,667
BofI Holding, Inc.(x)*	1,393	39,659
Capitol Federal Financial, Inc.	5,140	75,558
Charter Financial Corp.	412	7,634
Clifton Bancorp, Inc.	852	14,245
Dime Community Bancshares, Inc.	1,279	27,499
Entegra Financial Corp.*	288	7,186
ESSA Bancorp, Inc.	305	4,789
Essent Group Ltd.*	7,344	297,433
Federal Agricultural Mortgage Corp., Class C	349	25,386
First Defiance Financial Corp.	403	21,153
Flagstar Bancorp, Inc.*	876	31,080
Hingham Institution for Savings	28	5,328
Home Bancorp, Inc.	218	9,117
HomeStreet, Inc.*	960	25,920
Impac Mortgage Holdings, Inc.(x)*	406	5,302
Kearny Financial Corp.	3,426	52,589
Malvern Bancorp, Inc.(x)*	267	7,142
Meridian Bancorp, Inc.	1,556	29,019
Meta Financial Group, Inc.	314	24,618
MGIC Investment Corp.*	14,809	185,557
Nationstar Mortgage Holdings, Inc.*	54,957	1,020,552
New York Community Bancorp, Inc.	19,125	246,521
NMI Holdings, Inc., Class A*	1,992	24,701
Northfield Bancorp, Inc.	1,542	26,754
Northwest Bancshares, Inc.	3,776	65,212
OceanFirst Financial Corp.	1,218	33,483
Oconee Federal Financial Corp.	68	1,907
Ocwen Financial Corp.(x)*	3,896	13,402
Oritani Financial Corp.	1,553	26,090
PCSB Financial Corp.*	754	14,220
PennyMac Financial Services, Inc., Class A*‡	302	5,376
PHH Corp.*	2,169	30,214
Provident Bancorp, Inc.*	168	3,889
Provident Financial Holdings, Inc.	268	5,253
Provident Financial Services, Inc.	2,463	65,688
Prudential Bancorp, Inc.	329	6,096
Radian Group, Inc.	8,666	161,968
Riverview Bancorp, Inc.	767	6,443
SI Financial Group, Inc.	433	6,473
Southern Missouri Bancorp, Inc.	254	9,268
Territorial Bancorp, Inc.	294	9,282
TFS Financial Corp.	2,086	33,647
Timberland Bancorp, Inc.(x)	257	8,054
TrustCo Bank Corp.	3,546	31,559
United Community Financial Corp.	1,959	18,806
United Financial Bancorp, Inc.	2,004	36,653
Walker & Dunlop, Inc.*	172	9,001
Washington Federal, Inc.	3,483	117,203
Waterstone Financial, Inc.	886	17,277
Western New England Bancorp, Inc.	1,047	11,412
WSFS Financial Corp.	881	42,949

		3,171,089

Total Financials		43,219,173

Health Care (6.7%)
Biotechnology (0.8%)
Abeona Therapeutics, Inc.(x)*	943	16,078
Acceleron Pharma, Inc.*	230	8,584
Achillion Pharmaceuticals, Inc.*	4,885	21,934
Acorda Therapeutics, Inc.*	1,516	35,853
Adamas Pharmaceuticals, Inc.(x)*	278	5,885
Agenus, Inc.(x)*	267	1,177
Agios Pharmaceuticals, Inc.(x)*	131	8,744
Alder Biopharmaceuticals, Inc.*	2,059	25,223
Alnylam Pharmaceuticals, Inc.*	420	49,346
AMAG Pharmaceuticals, Inc.*	1,368	25,240
Ardelyx, Inc.*	1,245	6,972
Array BioPharma, Inc.*	870	10,701
Atara Biotherapeutics, Inc.(x)*	1,041	17,229
Athenex, Inc.(x)*	111	1,944
Audentes Therapeutics, Inc.*	77	2,157
Bellicum Pharmaceuticals, Inc.(x)*	320	3,696
BioCryst Pharmaceuticals, Inc.*	613	3,212
Biohaven Pharmaceutical Holding Co. Ltd.*	34	1,271
BioTime, Inc.(x)*	3,160	8,974
Bluebird Bio, Inc.*	1,110	152,459
Calyxt, Inc.(x)*	73	1,788
Cara Therapeutics, Inc.(x)*	152	2,081
Cascadian Therapeutics, Inc.(x)*	1,325	5,419
Celldex Therapeutics, Inc.(x)*	4,616	13,202
Chimerix, Inc.*	2,036	10,689
Concert Pharmaceuticals, Inc.*	443	6,534
Corvus Pharmaceuticals, Inc.(x)*	357	5,691
Dynavax Technologies Corp.(x)*	2,216	47,644
Editas Medicine, Inc.(x)*	402	9,652
Emergent BioSolutions, Inc.*	685	27,708
Enanta Pharmaceuticals, Inc.*	614	28,735
Epizyme, Inc.(x)*	417	7,944
Fate Therapeutics, Inc.*	1,112	4,404
Five Prime Therapeutics, Inc.*	1,074	43,937
G1 Therapeutics, Inc.*	72	1,792
Heron Therapeutics, Inc.(x)*	258	4,167
Idera Pharmaceuticals, Inc.(x)*	332	740
Immune Design Corp.(x)*	592	6,127
Immunomedics, Inc.(x)*	2,471	34,545
Insmed, Inc.*	413	12,890
Intellia Therapeutics, Inc.(x)*	587	14,587
Intrexon Corp.(x)*	613	11,653
Iovance Biotherapeutics, Inc.*	2,011	15,585
Juno Therapeutics, Inc.*	2,548	114,303
Karyopharm Therapeutics, Inc.*	1,105	12,133
Kindred Biosciences, Inc.*	998	7,834
MacroGenics, Inc.*	990	18,295
MediciNova, Inc.(x)*	348	2,217

See Notes to Portfolio of Investments.

8

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Merrimack Pharmaceuticals, Inc.	219	$3,184
Minerva Neurosciences, Inc.*	254	1,930
Momenta Pharmaceuticals, Inc.*	2,194	40,589
Myriad Genetics, Inc.*	2,578	93,272
NantKwest, Inc.(x)*	1,240	6,795
Novavax, Inc.(x)*	7,149	8,150
Novelion Therapeutics, Inc.*	583	4,098
Nymox Pharmaceutical Corp.*	664	2,536
OPKO Health, Inc.(x)*	11,856	81,332
Otonomy, Inc.*	1,131	3,676
PDL BioPharma, Inc.*	6,479	21,964
Portola Pharmaceuticals, Inc.*	163	8,807
Protagonist Therapeutics, Inc.(x)*	211	3,728
Prothena Corp. plc(x)*	330	21,374
PTC Therapeutics, Inc.*	354	7,084
Recro Pharma, Inc.*	476	4,274
REGENXBIO, Inc.*	801	26,393
Retrophin, Inc.*	1,522	37,883
Sarepta Therapeutics, Inc.(x)*	558	25,311
Spectrum Pharmaceuticals, Inc.*	3,053	42,956
Stemline Therapeutics, Inc.(x)*	683	7,581
Syndax Pharmaceuticals, Inc.*	7	82
Trevena, Inc.(x)*	2,066	5,268
United Therapeutics Corp.*	1,714	200,864
Voyager Therapeutics, Inc.*	592	12,189

		1,550,295

Health Care Equipment & Supplies (2.4%)
Alere, Inc.*	3,463	176,578
Analogic Corp.	507	42,461
AngioDynamics, Inc.*	1,410	24,097
Anika Therapeutics, Inc.*	87	5,046
Boston Scientific Corp.*	39,037	1,138,710
Cerus Corp.*	663	1,810
ConforMIS, Inc.(x)*	1,017	3,580
CONMED Corp.	1,086	56,982
Cooper Cos., Inc. (The)	2,232	529,230
CryoLife, Inc.*	396	8,989
Exactech, Inc.*	403	13,279
Haemonetics Corp.*	376	16,871
Halyard Health, Inc.*	1,869	84,161
Hill-Rom Holdings, Inc.	6,094	450,956
ICU Medical, Inc.*	176	32,710
Integer Holdings Corp.*	1,241	63,477
Invacare Corp.(x)	1,307	20,585
Lantheus Holdings, Inc.*	57	1,015
LivaNova plc*	1,938	135,776
Meridian Bioscience, Inc.	150	2,145
Obalon Therapeutics, Inc.(x)*	225	2,144
OraSure Technologies, Inc.*	165	3,713
Orthofix International NV*	7,750	366,188
Quotient Ltd.(x)*	366	1,804
Rockwell Medical, Inc.(x)*	256	2,191
RTI Surgical, Inc.*	495	2,252
Sientra, Inc.*	543	8,362
STERIS plc	7,563	668,569
Teleflex, Inc.	1,506	364,407
Utah Medical Products, Inc.	34	2,501
West Pharmaceutical Services, Inc.	4,977	479,086

		4,709,675

Health Care Providers & Services (1.6%)
AAC Holdings, Inc.(x)*	493	4,895
Acadia Healthcare Co., Inc.(x)*	3,153	150,587
Aceto Corp.	1,228	13,790
Almost Family, Inc.(x)*	366	19,654
BioScrip, Inc.*	3,190	8,773
Brookdale Senior Living, Inc.*	7,373	78,154
Community Health Systems, Inc.(x)*	3,740	28,723
Cross Country Healthcare, Inc.*	780	11,099
Diplomat Pharmacy, Inc.*	1,888	39,100
Ensign Group, Inc. (The)	757	17,101
Envision Healthcare Corp.*	4,671	209,961
HealthSouth Corp.	13,606	630,639
Kindred Healthcare, Inc.	3,469	23,589
LHC Group, Inc.*	46	3,262
LifePoint Health, Inc.*	18,327	1,061,134
Magellan Health, Inc.*	252	21,748
MEDNAX, Inc.*	3,658	157,733
Molina Healthcare, Inc.(x)*	3,777	259,707
National HealthCare Corp.	463	28,970
National Research Corp., Class A	25	943
Owens & Minor, Inc.	2,439	71,219
Patterson Cos., Inc.	2,991	115,602
PetIQ, Inc.*	74	2,004
PharMerica Corp.*	1,174	34,398
Premier, Inc., Class A*	1,475	48,041
Providence Service Corp. (The)*	85	4,597
R1 RCM, Inc.(x)*	606	2,248
Tivity Health, Inc.*	469	19,135
Triple-S Management Corp., Class B*	762	18,044
WellCare Health Plans, Inc.*	137	23,528

		3,108,378

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	7,209	102,584
Computer Programs & Systems, Inc.(x)	227	6,708
Evolent Health, Inc., Class A(x)*	1,574	28,017
HMS Holdings Corp.*	464	9,215
NantHealth, Inc.(x)*	660	2,719
Quality Systems, Inc.*	786	12,364

		161,607

Life Sciences Tools & Services (1.5%)
Accelerate Diagnostics, Inc.(x)*	87	1,953
Bio-Rad Laboratories, Inc., Class A*	844	187,554
Bio-Techne Corp.	3,370	407,399
Bruker Corp.	2,679	79,700
Charles River Laboratories International, Inc.*	5,438	587,413
Enzo Biochem, Inc.*	171	1,790
ICON plc*	2,503	285,042
Luminex Corp.	893	18,155
Medpace Holdings, Inc.*	307	9,793
NanoString Technologies, Inc.*	549	8,872
PerkinElmer, Inc.	12,984	895,506
QIAGEN NV*	6,054	190,701
VWR Corp.*	3,397	112,475

		2,786,353

Pharmaceuticals (0.3%)
Akcea Therapeutics, Inc.(x)*	142	3,929
Akorn, Inc.*	198	6,572
Aratana Therapeutics, Inc.*	130	797
Cempra, Inc.*	1,784	5,798
Clearside Biomedical, Inc.(x)*	337	2,945
Collegium Pharmaceutical, Inc.(x)*	869	9,116
Dermira, Inc.*	277	7,479
Dova Pharmaceuticals, Inc.(x)*	70	1,700
Endo International plc*	8,862	75,903
Horizon Pharma plc*	6,520	82,674
Impax Laboratories, Inc.*	2,910	59,073
Intra-Cellular Therapies, Inc.*	1,315	20,751
Kala Pharmaceuticals, Inc.(x)*	73	1,667
Lannett Co., Inc.(x)*	1,098	20,258

See Notes to Portfolio of Investments.

9

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Mallinckrodt plc*	3,970	$148,358
Medicines Co. (The)(x)*	201	7,445
MyoKardia, Inc.*	66	2,828
Phibro Animal Health Corp., Class A	67	2,482
SciClone Pharmaceuticals, Inc.*	1,414	15,837
Sienna Biopharmaceuticals, Inc.(x)*	79	1,758
Sucampo Pharmaceuticals, Inc., Class A(x)*	105	1,239
Tetraphase Pharmaceuticals, Inc.*	1,986	13,584
Zogenix, Inc.*	234	8,202

		500,395

Total Health Care		12,816,703

Industrials (13.0%)
Aerospace & Defense (0.9%)
AAR Corp.	1,283	48,472
Aerovironment, Inc.*	822	44,487
Cubic Corp.	1,002	51,102
Curtiss-Wright Corp.	448	46,834
DigitalGlobe, Inc.*	2,466	86,927
Ducommun, Inc.*	431	13,814
Engility Holdings, Inc.*	736	25,524
Esterline Technologies Corp.*	1,043	94,026
Hexcel Corp.	1,171	67,239
Huntington Ingalls Industries, Inc.	292	66,120
KeyW Holding Corp. (The)(x)*	1,858	14,139
KLX, Inc.*	2,060	109,036
Kratos Defense & Security Solutions, Inc.*	1,839	24,054
Mercury Systems, Inc.*	156	8,093
Moog, Inc., Class A*	1,145	95,527
National Presto Industries, Inc.(x)	183	19,480
Orbital ATK, Inc.	2,293	305,336
Sparton Corp.*	341	7,915
Spirit AeroSystems Holdings, Inc., Class A	4,832	375,543
Teledyne Technologies, Inc.*	1,402	223,170
Triumph Group, Inc.	1,973	58,697
Vectrus, Inc.*	344	10,609

		1,796,144

Air Freight & Logistics (1.2%)
Atlas Air Worldwide Holdings, Inc.*	929	61,128
Echo Global Logistics, Inc.*	1,045	19,698
Hub Group, Inc., Class A*	27,905	1,198,521
Park-Ohio Holdings Corp.	349	15,914
XPO Logistics, Inc.*	13,553	918,622

		2,213,883

Airlines (0.8%)
Alaska Air Group, Inc.	6,489	494,916
Allegiant Travel Co.	4,150	546,554
Copa Holdings SA, Class A	1,158	144,206
Hawaiian Holdings, Inc.*	207	7,773
JetBlue Airways Corp.*	13,387	248,061
SkyWest, Inc.	2,031	89,161
Spirit Airlines, Inc.*	2,770	92,546

		1,623,217

Building Products (0.4%)
Armstrong Flooring, Inc.*	906	14,270
Caesarstone Ltd.*	347	10,341
CSW Industrials, Inc.*	315	13,970
Fortune Brands Home & Security, Inc.	418	28,102
Gibraltar Industries, Inc.*	1,257	39,156
Griffon Corp.	131	2,908
Insteel Industries, Inc.	78	2,037
Lennox International, Inc.	114	20,403
Owens Corning	4,435	343,046
Quanex Building Products Corp.	1,277	29,307
Simpson Manufacturing Co., Inc.	1,390	68,166
Universal Forest Products, Inc.	93	9,129
USG Corp.*	3,449	112,609

		693,444

Commercial Services & Supplies (0.4%)
ABM Industries, Inc.	1,095	45,672
ACCO Brands Corp.*	4,313	51,324
ARC Document Solutions, Inc.*	1,436	5,873
Brady Corp., Class A	407	15,446
Casella Waste Systems, Inc., Class A*	1,212	22,786
CECO Environmental Corp.	1,134	9,594
Clean Harbors, Inc.*	616	34,927
Ennis, Inc.	954	18,746
Essendant, Inc.	1,488	19,597
Heritage-Crystal Clean, Inc.*	224	4,872
Herman Miller, Inc.	373	13,391
InnerWorkings, Inc.*	54	608
Interface, Inc.	217	4,752
Kimball International, Inc., Class B	262	5,180
Knoll, Inc.	133	2,660
LSC Communications, Inc.	1,294	21,364
McGrath RentCorp	864	37,800
Mobile Mini, Inc.	1,753	60,390
NL Industries, Inc.*	371	3,395
Pitney Bowes, Inc.	7,462	104,542
Quad/Graphics, Inc.	525	11,870
RR Donnelley & Sons Co.	1,981	20,404
SP Plus Corp.*	505	19,948
Steelcase, Inc., Class A	677	10,426
Team, Inc.(x)*	668	8,918
Tetra Tech, Inc.	170	7,914
UniFirst Corp.	607	91,960
Viad Corp.	325	19,793
VSE Corp.	342	19,446
West Corp.	1,470	34,501

		728,099

Construction & Engineering (1.3%)
AECOM*	20,068	738,703
Aegion Corp.*	1,312	30,543
Ameresco, Inc., Class A*	628	4,898
Chicago Bridge & Iron Co. NV(x)	4,062	68,242
EMCOR Group, Inc.	579	40,171
Fluor Corp.	5,608	236,097
Granite Construction, Inc.	340	19,703
Great Lakes Dredge & Dock Corp.*	1,932	9,370
IES Holdings, Inc.*	354	6,124
Jacobs Engineering Group, Inc.	14,537	847,072
KBR, Inc.	4,965	88,774
Layne Christensen Co.(x)*	773	9,701
MYR Group, Inc.*	366	10,665
Northwest Pipe Co.(x)*	354	6,733
NV5 Global, Inc.*	65	3,552
Orion Group Holdings, Inc.*	553	3,628
Quanta Services, Inc.*	4,437	165,811
Sterling Construction Co., Inc.*	773	11,773
Tutor Perini Corp.*	1,251	35,528
Valmont Industries, Inc.	889	140,551

		2,477,639

Electrical Equipment (0.4%)
Babcock & Wilcox Enterprises, Inc.*	1,979	6,590
Encore Wire Corp.	797	35,686
General Cable Corp.	88	1,659
Hubbell, Inc.	3,381	392,263
LSI Industries, Inc.	960	6,346
Powell Industries, Inc.	345	10,347

See Notes to Portfolio of Investments.

10

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Preformed Line Products Co.	127	$8,547
Regal Beloit Corp.	1,796	141,883
Revolution Lighting Technologies, Inc.(x)*	397	2,581
Sensata Technologies Holding NV*	3,354	161,226
Sunrun, Inc.(x)*	3,331	18,487
Thermon Group Holdings, Inc.*	1,319	23,729
Vicor Corp.*	86	2,030
Vivint Solar, Inc.(x)*	1,022	3,475

		814,849

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	2,472	247,917

Machinery (3.6%)
Actuant Corp., Class A	1,165	29,824
AGCO Corp.	2,658	196,081
Alamo Group, Inc.	60	6,442
Albany International Corp., Class A	256	14,694
American Railcar Industries, Inc.(x)	306	11,812
Astec Industries, Inc.	412	23,076
Barnes Group, Inc.	1,735	122,213
Blue Bird Corp.*	113	2,328
Briggs & Stratton Corp.	1,671	39,269
Chart Industries, Inc.*	1,217	47,743
CIRCOR International, Inc.	322	17,526
Colfax Corp.*	22,375	931,696
Columbus McKinnon Corp.	868	32,871
Crane Co.	4,779	382,272
DMC Global, Inc.	625	10,563
Donaldson Co., Inc.	420	19,295
Eastern Co. (The)(x)	221	6,343
ESCO Technologies, Inc.	1,011	60,609
ExOne Co. (The)(x)*	34	386
Federal Signal Corp.	1,780	37,878
Flowserve Corp.	5,245	223,385
Franklin Electric Co., Inc.	107	4,799
FreightCar America, Inc.	444	8,685
Gencor Industries, Inc.*	304	5,366
Global Brass & Copper Holdings, Inc.	48	1,622
Gorman-Rupp Co. (The)	676	22,017
Graham Corp.	362	7,540
Greenbrier Cos., Inc. (The)	1,096	52,772
Hardinge, Inc.	501	7,650
Hurco Cos., Inc.	234	9,734
Hyster-Yale Materials Handling, Inc.	70	5,351
IDEX Corp.	206	25,023
ITT, Inc.	3,569	158,000
LB Foster Co., Class A*	308	7,007
Manitowoc Co., Inc. (The)*	5,059	45,531
Meritor, Inc.*	3,380	87,914
Milacron Holdings Corp.*	256	4,316
Miller Industries, Inc.	376	10,509
Mueller Water Products, Inc., Class A	2,393	30,630
Navistar International Corp.*	1,874	82,587
Oshkosh Corp.	2,996	247,290
Parker-Hannifin Corp.	1,828	319,937
Rexnord Corp.*	4,142	105,248
Snap-on, Inc.	1,999	297,871
Spartan Motors, Inc.	559	6,177
SPX FLOW, Inc.*	12,927	498,465
Standex International Corp.	101	10,726
Tennant Co.	26	1,721
Terex Corp.	3,307	148,881
Timken Co. (The)	14,895	723,153
Titan International, Inc.	1,909	19,376
TriMas Corp.*	1,819	49,113
Trinity Industries, Inc.	6,047	192,899
Twin Disc, Inc.*	328	6,104
Wabash National Corp.(x)	1,712	39,068
WABCO Holdings, Inc.*	3,527	521,996
Wabtec Corp.(x)	8,089	612,743
Watts Water Technologies, Inc., Class A	458	31,694
Xylem, Inc.	3,433	215,009

		6,840,830

Marine (0.8%)
Costamare, Inc.	1,954	12,076
Eagle Bulk Shipping, Inc.*	1,526	6,913
Genco Shipping & Trading Ltd.(x)*	274	3,176
Kirby Corp.*	22,851	1,507,023
Matson, Inc.	879	24,770
Navios Maritime Holdings, Inc.*	3,321	5,546
Safe Bulkers, Inc.*	1,827	5,006
Scorpio Bulkers, Inc.*	2,429	17,124

		1,581,634

Professional Services (0.7%)
Acacia Research Corp.(x)*	1,788	8,135
CBIZ, Inc.*	1,988	32,305
Cogint, Inc.(x)*	659	3,229
CRA International, Inc.	319	13,095
Dun & Bradstreet Corp. (The)	896	104,303
Franklin Covey Co.*	119	2,416
FTI Consulting, Inc.*	1,557	55,242
GP Strategies Corp.*	30	926
Heidrick & Struggles International, Inc.	700	14,805
Hill International, Inc.*	115	546
Huron Consulting Group, Inc.*	859	29,464
ICF International, Inc.*	712	38,412
Kelly Services, Inc., Class A	1,237	31,036
Korn/Ferry International	2,060	81,226
ManpowerGroup, Inc.	2,677	315,404
Mistras Group, Inc.*	647	13,264
Navigant Consulting, Inc.*	1,863	31,522
Pendrell Corp.*	387	2,643
Resources Connection, Inc.	1,142	15,874
Robert Half International, Inc.	10,212	514,072
RPX Corp.*	1,783	23,678
TrueBlue, Inc.*	1,566	35,157

		1,366,754

Road & Rail (1.3%)
AMERCO	199	74,605
ArcBest Corp.	929	31,075
Avis Budget Group, Inc.*	17,376	661,330
Covenant Transportation Group, Inc., Class A*	454	13,157
Genesee & Wyoming, Inc., Class A*	9,226	682,815
Heartland Express, Inc.	121	3,035
Hertz Global Holdings, Inc.(x)*	2,171	48,544
Marten Transport Ltd.	1,526	31,359
Old Dominion Freight Line, Inc.	5,741	632,142
Roadrunner Transportation Systems, Inc.*	1,167	11,122
Ryder System, Inc.	2,104	177,893
Saia, Inc.*	567	35,523
Schneider National, Inc., Class B	117	2,960
Universal Logistics Holdings, Inc.	137	2,802
Werner Enterprises, Inc.	1,886	68,933
YRC Worldwide, Inc.*	982	13,552

		2,490,847

See Notes to Portfolio of Investments.

11

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (1.0%)
Air Lease Corp.	3,637	$155,009
Aircastle Ltd.	17,303	385,683
Beacon Roofing Supply, Inc.*	11,788	604,134
BMC Stock Holdings, Inc.*	2,472	52,777
CAI International, Inc.*	344	10,430
DXP Enterprises, Inc.*	146	4,598
Foundation Building Materials, Inc.*	358	5,062
GATX Corp.(x)	1,535	94,495
Huttig Building Products, Inc.(x)*	359	2,535
Kaman Corp.	1,021	56,951
Lawson Products, Inc.*	56	1,411
MRC Global, Inc.*	3,555	62,177
MSC Industrial Direct Co., Inc., Class A	1,035	78,215
Neff Corp., Class A*	36	900
Nexeo Solutions, Inc.*	1,028	7,504
NOW, Inc.*	4,286	59,190
Rush Enterprises, Inc., Class A*	606	28,052
Rush Enterprises, Inc., Class B*	111	4,842
Textainer Group Holdings Ltd.(x)*	1,054	18,076
Titan Machinery, Inc.*	775	12,036
Triton International Ltd.*	1,745	58,074
Veritiv Corp.*	478	15,535
WESCO International, Inc.*	1,958	114,054
Willis Lease Finance Corp.*	103	2,533

		1,834,273

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	3,125	225,563
Wesco Aircraft Holdings, Inc.*	2,126	19,984

		245,547

Total Industrials		24,955,077

Information Technology (10.1%)
Communications Equipment (1.6%)
Acacia Communications, Inc.(x)*	71	3,344
ADTRAN, Inc.	1,926	46,224
ARRIS International plc*	19,974	569,060
Brocade Communications Systems, Inc.	16,321	195,036
Calix, Inc.*	1,675	8,459
CommScope Holding Co., Inc.*	21,126	701,595
Comtech Telecommunications Corp.	948	19,462
Digi International, Inc.*	1,149	12,179
EchoStar Corp., Class A*	1,888	108,050
EMCORE Corp.*	635	5,207
Finisar Corp.*	2,422	53,696
Harmonic, Inc.*	3,312	10,102
Infinera Corp.*	5,812	51,552
Juniper Networks, Inc.	33,139	922,259
KVH Industries, Inc.*	691	8,257
NETGEAR, Inc.*	1,294	61,594
NetScout Systems, Inc.*	3,432	111,025
Oclaro, Inc.(x)*	769	6,636
Sonus Networks, Inc.*	1,848	14,137
ViaSat, Inc.(x)*	2,013	129,476
Viavi Solutions, Inc.*	5,786	54,736

		3,092,086

Electronic Equipment, Instruments & Components (3.0%)
Amphenol Corp., Class A	6,593	558,032
Anixter International, Inc.*	1,148	97,580
Arrow Electronics, Inc.*	3,555	285,858
Avnet, Inc.	17,342	681,541
AVX Corp.	1,884	34,345
Bel Fuse, Inc., Class B	301	9,391
Belden, Inc.	13,106	1,055,426
Benchmark Electronics, Inc.*	2,001	68,334
Control4 Corp.*	104	3,064
CTS Corp.	1,289	31,065
Daktronics, Inc.	628	6,638
Dolby Laboratories, Inc., Class A	2,197	126,371
Electro Scientific Industries, Inc.*	1,252	17,428
FARO Technologies, Inc.*	509	19,469
Fitbit, Inc., Class A(x)*	6,900	48,024
FLIR Systems, Inc.	13,343	519,176
II-VI, Inc.*	1,734	71,354
Insight Enterprises, Inc.*	863	39,629
Jabil, Inc.	6,984	199,393
Keysight Technologies, Inc.*	19,634	817,952
Kimball Electronics, Inc.*	1,106	23,945
Knowles Corp.(x)*	3,537	54,010
Maxwell Technologies, Inc.(x)*	1,457	7,474
MTS Systems Corp.	665	35,544
National Instruments Corp.	898	37,869
Park Electrochemical Corp.	749	13,857
PC Connection, Inc.	467	13,165
PCM, Inc.*	238	3,332
Plexus Corp.*	1,345	75,428
Radisys Corp.*	1,214	1,663
Sanmina Corp.*	2,995	111,264
ScanSource, Inc.*	978	42,690
SYNNEX Corp.	921	116,516
Systemax, Inc.	92	2,432
Tech Data Corp.*	1,293	114,883
Trimble, Inc.*	2,085	81,836
TTM Technologies, Inc.*	2,901	44,588
VeriFone Systems, Inc.*	4,073	82,600
Vishay Intertechnology, Inc.	5,357	100,712
Vishay Precision Group, Inc.*	426	10,394

		5,664,272

Internet Software & Services (0.2%)
Bankrate, Inc.*	1,853	25,849
Bazaarvoice, Inc.*	3,296	16,315
Blucora, Inc.*	1,399	35,395
Cars.com, Inc.(x)*	2,879	76,610
DHI Group, Inc.(x)*	1,997	5,192
Leaf Group Ltd.*	446	3,077
Limelight Networks, Inc.*	1,625	6,451
Liquidity Services, Inc.*	1,121	6,614
LogMeIn, Inc.	772	84,958
Meet Group, Inc. (The)(x)*	2,370	8,627
QuinStreet, Inc.*	1,550	11,393
TechTarget, Inc.*	466	5,564
XO Group, Inc.*	265	5,213
Zillow Group, Inc., Class A*	625	25,094
Zillow Group, Inc., Class C*	1,318	52,997

		369,349

IT Services (3.2%)
Acxiom Corp.*	20,552	506,401
Amdocs Ltd.	9,431	606,602
Booz Allen Hamilton Holding Corp.	23,794	889,657
Broadridge Financial Solutions, Inc.	3,216	259,917
CACI International, Inc., Class A*	975	135,866
Conduent, Inc.*	42,892	672,118
Convergys Corp.	3,741	96,854
CoreLogic, Inc.*	1,382	63,876
CSG Systems International, Inc.	261	10,466
DST Systems, Inc.	2,201	120,791
EVERTEC, Inc.	430	6,816
Fidelity National Information Services, Inc.	6,316	589,851
Information Services Group, Inc.*	621	2,496

See Notes to Portfolio of Investments.

12

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Leidos Holdings, Inc.	5,683	$336,547
ManTech International Corp., Class A	1,004	44,327
MoneyGram International, Inc.*	1,106	17,818
Perficient, Inc.*	1,265	24,883
Presidio, Inc.(x)*	283	4,004
Sabre Corp.	1,809	32,743
ServiceSource International, Inc.*	1,159	4,010
Sykes Enterprises, Inc.*	1,417	41,320
Teradata Corp.(x)*	5,025	169,795
Total System Services, Inc.	6,709	439,440
Travelport Worldwide Ltd.	4,018	63,083
Unisys Corp.(x)*	655	5,568
Vantiv, Inc., Class A*	14,009	987,213
Virtusa Corp.*	320	12,090
WEX, Inc.*	316	35,462

		6,180,014

Semiconductors & Semiconductor Equipment (1.3%)
Alpha & Omega Semiconductor Ltd.*	730	12,038
Ambarella, Inc.(x)*	746	36,561
Amkor Technology, Inc.*	3,765	39,721
AXT, Inc.*	1,532	14,018
Cohu, Inc.	925	22,052
Cree, Inc.*	3,851	108,560
CyberOptics Corp.(x)*	131	2,129
Cypress Semiconductor Corp.(x)	12,097	181,697
Diodes, Inc.*	1,121	33,552
DSP Group, Inc.*	823	10,699
First Solar, Inc.(x)*	3,276	150,303
GSI Technology, Inc.*	559	4,064
IXYS Corp.*	993	23,534
Kopin Corp.(x)*	201	838
MACOM Technology Solutions Holdings, Inc.(x)*	12,931	576,851
Marvell Technology Group Ltd.	16,199	289,961
Microsemi Corp.*	870	44,788
Nanometrics, Inc.*	149	4,291
NeoPhotonics Corp.(x)*	1,276	7,095
NVE Corp.	16	1,264
ON Semiconductor Corp.*	980	18,101
PDF Solutions, Inc.(x)*	88	1,363
Photronics, Inc.*	2,566	22,709
Qorvo, Inc.*	7,448	526,424
Rambus, Inc.*	3,253	43,428
Rudolph Technologies, Inc.*	142	3,735
Sigma Designs, Inc.*	1,610	10,143
SMART Global Holdings, Inc.*	308	8,248
SunPower Corp.(x)*	2,482	18,094
Synaptics, Inc.(x)*	812	31,814
Teradyne, Inc.	560	20,882
Veeco Instruments, Inc.*	1,847	39,526
Versum Materials, Inc.	3,973	154,232
Xcerra Corp.*	299	2,945

		2,465,660

Software (0.8%)
Agilysys, Inc.*	532	6,357
American Software, Inc., Class A	452	5,135
Bottomline Technologies de, Inc.*	187	5,952
Digimarc Corp.(x)*	28	1,025
FireEye, Inc.(x)*	44,615	748,193
Glu Mobile, Inc.(x)*	3,989	14,999
Guidewire Software, Inc.*	1,809	140,849
MicroStrategy, Inc., Class A*	164	20,944
Monotype Imaging Holdings, Inc.	907	17,460
Nuance Communications, Inc.*	11,508	180,906
Progress Software Corp.	287	10,955
QAD, Inc., Class A	138	4,740
RealNetworks, Inc.*	1,075	5,160
Rosetta Stone, Inc.*	568	5,799
Rubicon Project, Inc. (The)*	1,870	7,274
SecureWorks Corp., Class A(x)*	286	3,532
Silver Spring Networks, Inc.*	1,337	21,619
SS&C Technologies Holdings, Inc.	577	23,167
Synchronoss Technologies, Inc.*	1,677	15,646
Telenav, Inc.*	588	3,734
TiVo Corp.	4,646	92,223
VASCO Data Security International, Inc.*	1,161	13,990
Verint Systems, Inc.*	2,076	86,881
Zynga, Inc., Class A*	30,361	114,765

		1,551,305

Technology Hardware, Storage & Peripherals (0.0%)
Avid Technology, Inc.*	530	2,406
Cray, Inc.*	1,580	30,731
Eastman Kodak Co.(x)*	149	1,095
Quantum Corp.(x)*	919	5,624
Stratasys Ltd.*	963	22,265
Super Micro Computer, Inc.*	1,196	26,432

		88,553

Total Information Technology		19,411,239

Materials (5.7%)
Chemicals (2.3%)
AdvanSix, Inc.*	172	6,837
AgroFresh Solutions, Inc.(x)*	963	6,770
American Vanguard Corp.	1,130	25,877
Ashland Global Holdings, Inc.	2,492	162,952
Axalta Coating Systems Ltd.*	42,344	1,224,587
Cabot Corp.	2,455	136,989
Calgon Carbon Corp.	1,819	38,927
CF Industries Holdings, Inc.	9,318	327,621
Core Molding Technologies, Inc.	301	6,604
Flotek Industries, Inc.(x)*	2,080	9,672
FutureFuel Corp.	979	15,409
GCP Applied Technologies, Inc.*	2,827	86,789
Hawkins, Inc.	313	12,770
HB Fuller Co.	499	28,972
Huntsman Corp.	4,171	114,369
Innophos Holdings, Inc.	766	37,680
Innospec, Inc.	943	58,136
Intrepid Potash, Inc.(x)*	3,767	16,424
Kraton Corp.*	938	37,933
LSB Industries, Inc.(x)*	998	7,924
Minerals Technologies, Inc.	604	42,673
NewMarket Corp.	22	9,367
Olin Corp.	6,630	227,078
OMNOVA Solutions, Inc.*	566	6,198
Platform Specialty Products Corp.*	4,852	54,100
Rayonier Advanced Materials, Inc.(x)	672	9,206
RPM International, Inc.	429	22,025
Scotts Miracle-Gro Co. (The), Class A	136	13,238
Stepan Co.	285	23,843
Trecora Resources*	820	10,906
Tredegar Corp.	1,013	18,234
Trinseo SA	9,452	634,229
Tronox Ltd., Class A	2,668	56,295
Valhi, Inc.	1,202	2,921
Valvoline, Inc.	27,698	649,517

See Notes to Portfolio of Investments.

13

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Westlake Chemical Corp.	718	$59,659

		4,202,731

Construction Materials (0.2%)
Eagle Materials, Inc.	3,128	333,758
United States Lime & Minerals, Inc.	82	6,888

		340,646

Containers & Packaging (1.6%)
AptarGroup, Inc.	9,008	777,481
Ardagh Group SA	379	8,114
Avery Dennison Corp.	191	18,783
Bemis Co., Inc.	3,603	164,189
Berry Global Group, Inc.*	10,073	570,635
Crown Holdings, Inc.*	1,599	95,492
Graphic Packaging Holding Co.	3,707	51,713
Greif, Inc., Class A	147	8,605
Greif, Inc., Class B	34	2,185
Owens-Illinois, Inc.*	1,414	35,576
Sealed Air Corp.	17,495	747,386
Sonoco Products Co.	3,943	198,924
UFP Technologies, Inc.*	289	8,121
WestRock Co.	7,564	429,106

		3,116,310

Metals & Mining (1.5%)
AK Steel Holding Corp.(x)*	12,444	69,562
Alcoa Corp.*	7,388	344,429
Allegheny Technologies, Inc.(x)*	4,295	102,651
Ampco-Pittsburgh Corp.	371	6,455
Carpenter Technology Corp.	1,850	88,856
Century Aluminum Co.*	1,843	30,557
Cleveland-Cliffs, Inc.(x)*	12,183	87,108
Coeur Mining, Inc.*	6,052	55,618
Commercial Metals Co.	4,582	87,195
Compass Minerals International, Inc.(x)	108	7,009
Gold Resource Corp.(x)	2,180	8,175
Handy & Harman Ltd.*	75	2,441
Haynes International, Inc.	519	18,637
Hecla Mining Co.	15,667	78,648
Kaiser Aluminum Corp.	665	68,588
Klondex Mines Ltd.*	5,207	18,953
Materion Corp.	781	33,700
Olympic Steel, Inc.	327	7,194
Ramaco Resources, Inc.(x)*	204	1,353
Reliance Steel & Aluminum Co.	13,559	1,032,789
Royal Gold, Inc.	1,638	140,934
Ryerson Holding Corp.*	744	8,072
Schnitzer Steel Industries, Inc., Class A	1,065	29,980
Steel Dynamics, Inc.	8,147	280,827
SunCoke Energy, Inc.*	2,613	23,883
Tahoe Resources, Inc.	12,509	65,922
TimkenSteel Corp.*	1,601	26,417
United States Steel Corp.	6,998	179,569
Warrior Met Coal, Inc.	691	16,287
Worthington Industries, Inc.	163	7,498

		2,929,307

Paper & Forest Products (0.1%)
Boise Cascade Co.*	1,241	43,311
Clearwater Paper Corp.*	643	31,668
Domtar Corp.	2,487	107,911
Louisiana-Pacific Corp.*	343	9,288
Neenah Paper, Inc.	104	8,897
PH Glatfelter Co.	1,722	33,493
Schweitzer-Mauduit International, Inc.	979	40,589
Verso Corp., Class A*	1,342	6,831

		281,988

Total Materials		10,870,982

Real Estate (10.6%)
Equity Real Estate Investment Trusts (REITs) (9.9%)
Acadia Realty Trust (REIT)	3,337	95,505
Agree Realty Corp. (REIT)	1,108	54,381
Alexander & Baldwin, Inc. (REIT)	1,851	85,757
Alexander’s, Inc. (REIT)	2	848
Alexandria Real Estate Equities, Inc. (REIT)	5,524	657,190
Altisource Residential Corp. (REIT)	1,915	21,276
American Assets Trust, Inc. (REIT)	1,015	40,367
American Campus Communities, Inc. (REIT)	19,405	856,731
American Homes 4 Rent (REIT), Class A	9,597	208,351
Apartment Investment & Management Co. (REIT), Class A	6,241	273,730
Apple Hospitality REIT, Inc. (REIT)	8,388	158,617
Armada Hoffler Properties, Inc. (REIT)	156	2,154
Ashford Hospitality Prime, Inc. (REIT)	1,064	10,108
Ashford Hospitality Trust, Inc. (REIT)	3,159	21,071
Bluerock Residential Growth REIT, Inc. (REIT)	903	9,987
Brandywine Realty Trust (REIT)	6,951	121,573
Brixmor Property Group, Inc. (REIT)	12,247	230,244
Camden Property Trust (REIT)	3,658	334,524
CareTrust REIT, Inc. (REIT)	236	4,493
CatchMark Timber Trust, Inc. (REIT), Class A	1,584	19,974
CBL & Associates Properties, Inc. (REIT)(x)	6,664	55,911
Cedar Realty Trust, Inc. (REIT)	3,164	17,782
Chatham Lodging Trust (REIT)	1,500	31,980
Chesapeake Lodging Trust (REIT)	2,367	63,838
City Office REIT, Inc. (REIT)	944	12,999
Clipper Realty, Inc. (REIT)(x)	541	5,794
Colony NorthStar, Inc. (REIT), Class A	42,765	537,128
Columbia Property Trust, Inc. (REIT)	4,945	107,653
Community Healthcare Trust, Inc. (REIT)	546	14,720
CoreCivic, Inc. (REIT)	4,727	126,542
CorEnergy Infrastructure Trust, Inc. (REIT)(x)	478	16,897
Corporate Office Properties Trust (REIT)	4,009	131,615
Cousins Properties, Inc. (REIT)	16,754	156,482
CubeSmart (REIT)	41,837	1,086,089
CyrusOne, Inc. (REIT)	428	25,222
DCT Industrial Trust, Inc. (REIT)	3,710	214,883
DDR Corp. (REIT)	12,370	113,309
DiamondRock Hospitality Co. (REIT)	7,996	87,556
Douglas Emmett, Inc. (REIT)	1,101	43,401
Duke Realty Corp. (REIT)	14,246	410,570
Easterly Government Properties, Inc. (REIT)	1,475	30,488
Education Realty Trust, Inc. (REIT).	2,930	105,275
Empire State Realty Trust, Inc. (REIT), Class A	5,118	105,124
EPR Properties (REIT)	2,528	176,303

See Notes to Portfolio of Investments.

14

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Equity Commonwealth (REIT) *	4,859	$147,714
Farmland Partners, Inc. (REIT)(x)	1,231	11,128
First Industrial Realty Trust, Inc. (REIT)	3,684	110,852
First Potomac Realty Trust (REIT)	2,400	26,736
Forest City Realty Trust, Inc.(REIT), Class A	10,089	257,370
Four Corners Property Trust, Inc. (REIT)	786	19,587
Franklin Street Properties Corp. (REIT)	4,188	44,477
Gaming and Leisure Properties, Inc. (REIT)	5,464	201,567
GEO Group, Inc. (The) (REIT)	3,823	102,839
Getty Realty Corp. (REIT)	1,230	35,190
Gladstone Commercial Corp. (REIT)	1,089	24,252
Global Medical REIT, Inc. (REIT)(x)	621	5,577
Global Net Lease, Inc. (REIT)	2,642	57,833
Government Properties Income Trust (REIT)	3,363	63,124
Gramercy Property Trust (REIT)	5,168	156,332
Healthcare Realty Trust, Inc. (REIT)	4,888	158,078
Healthcare Trust of America, Inc. (REIT), Class A	7,961	237,238
Hersha Hospitality Trust (REIT)	1,590	29,685
Highwoods Properties, Inc. (REIT)	16,677	868,705
Hospitality Properties Trust (REIT)	6,524	185,869
Hudson Pacific Properties, Inc. (REIT)	5,628	188,707
Independence Realty Trust, Inc. (REIT)	2,824	28,720
InfraREIT, Inc. (REIT)	1,697	37,962
Investors Real Estate Trust (REIT)	4,728	28,888
Invitation Homes, Inc. (REIT)	3,512	79,547
Iron Mountain, Inc. (REIT)	1,326	51,581
iStar, Inc. (REIT)(x)*	51,843	611,747
Jernigan Capital, Inc. (REIT)(x)	569	11,693
Kilroy Realty Corp. (REIT)	3,878	275,803
Kite Realty Group Trust (REIT)	3,286	66,542
Lamar Advertising Co. (REIT), Class A	347	23,780
LaSalle Hotel Properties (REIT)	4,559	132,302
Lexington Realty Trust (REIT)	8,636	88,260
Liberty Property Trust (REIT)	5,921	243,116
Life Storage, Inc. (REIT)	1,840	150,530
LTC Properties, Inc. (REIT)	952	44,725
Mack-Cali Realty Corp. (REIT)	3,585	85,000
MedEquities Realty Trust, Inc. (REIT)	924	10,857
Medical Properties Trust, Inc. (REIT)	14,559	191,160
Mid-America Apartment Communities, Inc. (REIT)	5,451	582,603
Monmouth Real Estate Investment Corp. (REIT)	2,325	37,642
National Health Investors, Inc. (REIT)	876	67,706
National Retail Properties, Inc. (REIT)	5,969	248,669
National Storage Affiliates Trust (REIT)	1,602	38,832
New Senior Investment Group, Inc. (REIT)	3,149	28,813
NexPoint Residential Trust, Inc. (REIT)	698	16,564
NorthStar Realty Europe Corp. (REIT)	2,151	27,554
Omega Healthcare Investors, Inc. (REIT)(x)	7,783	248,356
One Liberty Properties, Inc. (REIT)	553	13,471
Outfront Media, Inc. (REIT)	4,821	121,393
Paramount Group, Inc. (REIT)	7,962	127,392
Park Hotels & Resorts, Inc. (REIT)	5,756	158,635
Parkway, Inc. (REIT)	1,688	38,875
Pebblebrook Hotel Trust (REIT)(x)	15,290	552,581
Pennsylvania REIT (REIT)(x)	2,675	28,061
Physicians Realty Trust (REIT)	13,457	238,593
Piedmont Office Realty Trust, Inc. (REIT), Class A	5,825	117,432
Preferred Apartment Communities, Inc., (REIT) Class A	1,256	23,713
QTS Realty Trust, Inc. (REIT), Class A	11,964	626,435
Quality Care Properties, Inc. (REIT)*	3,772	58,466
RAIT Financial Trust (REIT)(x)	4,086	2,983
Ramco-Gershenson Properties Trust (REIT)	3,114	40,513
Rayonier, Inc. (REIT)	5,153	148,870
Regency Centers Corp. (REIT)	5,992	371,744
Retail Opportunity Investments Corp (REIT)	3,879	73,740
Retail Properties of America, Inc. (REIT), Class A	9,257	121,544
Rexford Industrial Realty, Inc. (REIT)	1,678	48,024
RLJ Lodging Trust (REIT)	6,776	149,072
Sabra Health Care REIT, Inc (REIT)	5,779	126,791
Safety Income and Growth, Inc. (REIT)	292	5,443
Saul Centers, Inc. (REIT)	52	3,219
Select Income REIT (REIT)	2,533	59,323
Senior Housing Properties Trust (REIT)	9,467	185,080
Seritage Growth Properties (REIT), Class A(x)	989	45,563
Spirit Realty Capital, Inc. (REIT)	19,407	166,318
STAG Industrial, Inc. (REIT)	3,710	101,914
Starwood Waypoint Homes (REIT)*	5,092	185,196
STORE Capital Corp. (REIT)	6,843	170,185
Summit Hotel Properties, Inc. (REIT)	4,136	66,135
Sun Communities, Inc. (REIT)	3,078	263,723
Sunstone Hotel Investors, Inc. (REIT)	8,986	144,405
Tanger Factory Outlet Centers, Inc. (REIT)(x)	3,410	83,272
Taubman Centers, Inc. (REIT)	1,182	58,745
Terreno Realty Corp. (REIT)	1,510	54,632
Tier REIT, Inc. (REIT)	1,887	36,419
UMH Properties, Inc. (REIT)	218	3,390
Uniti Group, Inc. (REIT)(x)	6,655	97,562
Urstadt Biddle Properties, Inc. (REIT), Class A	1,156	25,085
Washington Prime Group, Inc. (REIT)	7,351	61,234
Washington REIT (REIT)	1,947	63,784
Weingarten Realty Investors (REIT)	4,806	152,542
Whitestone REIT (REIT)(x)	1,446	18,870
WP Carey, Inc. (REIT)	4,223	284,588
Xenia Hotels & Resorts, Inc. (REIT)	4,296	90,431

		18,891,640

Real Estate Management & Development (0.7%)
Consolidated-Tomoka Land Co.	26	1,562
Forestar Group, Inc(r).*†	1,563	26,884

See Notes to Portfolio of Investments.

15

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
FRP Holdings, Inc.*	253	$11,448
Howard Hughes Corp. (The)*	1,367	161,210
Jones Lang LaSalle, Inc.	7,322	904,267
Kennedy-Wilson Holdings, Inc.(x)	1,558	28,901
RE/MAX Holdings, Inc., Class A	714	45,375
Realogy Holdings Corp.	5,376	177,139
Redfin Corp.(x)*	288	7,226
St Joe Co. (The)*	1,899	35,796
Stratus Properties, Inc.	208	6,302
Tejon Ranch Co.*	608	12,829
Transcontinental Realty Investors, Inc.*	82	2,230

		1,421,169

Total Real Estate		20,312,809

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
ATN International, Inc.	411	21,660
Cincinnati Bell, Inc.*	1,650	32,753
Consolidated Communications
Holdings, Inc.	1,226	23,392
Frontier Communications Corp.(x)	3,119	36,773
General Communication, Inc., Class A*	69	2,815
Globalstar, Inc.(x)*	6,981	11,379
Hawaiian Telcom Holdco, Inc.*	216	6,441
IDT Corp., Class B	311	4,379
Intelsat SA(x)*	1,499	7,045
Iridium Communications, Inc.(x)*	3,319	34,186
Lumos Networks Corp.*	241	4,319
ORBCOMM, Inc.*	134	1,403
pdvWireless, Inc.*	368	10,966
Windstream Holdings, Inc.(x)	7,888	13,962
Zayo Group Holdings, Inc.*	17,289	595,086

		806,559

Wireless Telecommunication Services (0.1%)
Spok Holdings, Inc.	749	11,497
Telephone & Data Systems, Inc.	3,855	107,516
United States Cellular Corp.*	582	20,603

		139,616

Total Telecommunication Services		946,175

Utilities (5.4%)
Electric Utilities (1.5%)
ALLETE, Inc.	2,028	156,744
Alliant Energy Corp.	9,123	379,242
El Paso Electric Co.	1,615	89,229
Fortis, Inc.	7,351	262,945
Genie Energy Ltd., Class B(x)	442	2,895
Great Plains Energy, Inc.	8,617	261,095
Hawaiian Electric Industries, Inc.	4,330	144,492
IDACORP, Inc.	2,005	176,300
MGE Energy, Inc.	718	46,383
OGE Energy Corp.	8,023	289,069
Otter Tail Corp.	1,573	68,190
Pinnacle West Capital Corp.	4,451	376,377
PNM Resources, Inc.	3,203	129,081
Portland General Electric Co.	3,547	161,885
Spark Energy, Inc., Class A	107	1,605
Westar Energy, Inc.	5,665	280,984

		2,826,516

Gas Utilities (1.4%)
Atmos Energy Corp.	4,116	345,085
Chesapeake Utilities Corp.	555	43,429
National Fuel Gas Co.	3,213	181,888
New Jersey Resources Corp.	3,174	133,784
Northwest Natural Gas Co.	1,142	73,545
ONE Gas, Inc.	2,067	152,214
RGC Resources, Inc.(x)	149	4,257
South Jersey Industries, Inc.	3,182	109,874
Southwest Gas Holdings, Inc.	1,709	132,653
Spire, Inc.	1,890	141,089
UGI Corp.	26,628	1,247,787
WGL Holdings, Inc.	2,050	172,610

		2,738,215

Independent Power and Renewable Electricity Producers (0.5%)
Atlantic Power Corp.*	1,127	2,761
Calpine Corp.*	14,442	213,020
Dynegy, Inc.*	4,384	42,919
NRG Energy, Inc.	9,665	247,327
NRG Yield, Inc., Class A	1,416	26,862
NRG Yield, Inc., Class C	2,507	48,385
Ormat Technologies, Inc.	833	50,855
Pattern Energy Group, Inc.	2,225	53,623
TerraForm Global, Inc., Class A*	3,495	16,601
TerraForm Power, Inc., Class A*	3,214	42,489
Vistra Energy Corp.	9,702	181,330

		926,172

Multi-Utilities (1.4%)
Avista Corp.	2,574	133,256
Black Hills Corp.	10,304	709,637
CMS Energy Corp.	14,656	678,866
MDU Resources Group, Inc.	7,795	202,280
NiSource, Inc.	25,307	647,606
NorthWestern Corp.	1,949	110,976
Unitil Corp.	538	26,609
Vectren Corp.	3,348	220,198

		2,729,428

Water Utilities (0.6%)
American States Water Co.	441	21,719
American Water Works Co., Inc.	8,865	717,267
Aqua America, Inc.	7,135	236,811
AquaVenture Holdings Ltd.*	455	6,143
Artesian Resources Corp., Class A	338	12,776
Cadiz, Inc.(x)*	838	10,643
California Water Service Group	721	27,506
Connecticut Water Service, Inc.	426	25,262
Consolidated Water Co. Ltd.	650	8,320
Middlesex Water Co.	67	2,631
SJW Group	649	36,733
York Water Co. (The)	79	2,678

		1,108,489

Total Utilities		10,328,820

Total Common Stocks (96.3%) (Cost $143,637,366)		184,140,998

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., CVR(r)*† (Cost $—)	1,097	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares	1,990,877	1,991,475

See Notes to Portfolio of Investments.

16

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.9%)
Bank of Nova Scotia, 1.05%, dated 9/29/17, due 10/2/17, repurchase price $500,044, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.875%, maturing 2/15/18-8/15/45; total market value $510,000.(xx)	$500,000	$500,000
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $1,000,133, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $1,020,545.(xx)	1,000,000	1,000,000
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $1,020,000.(xx)	1,000,000	1,000,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $500,052, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $510,002.(xx)	500,000	500,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $300,031, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $306,003.(xx)	300,000	300,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $900,090, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $918,005.(xx)	900,000	900,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,200,120, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $1,224,004.(xx)	1,200,000	1,200,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,569,977, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $1,601,235.(xx)	1,569,838	1,569,838
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $600,052, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $612,467.(xx)	600,000	600,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $700,146, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $714,544.(xx)	700,000	700,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $1,000,098, collateralized by various U.S. Government Agency Securities, ranging from 1.500%- 6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%- 3.625%, maturing 10/15/18- 2/15/45; total market value $1,020,100.(xx)	1,000,000	1,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $1,000,088, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-2.125%, maturing 1/31/18-2/15/47; total market value $1,020,001.(xx)	1,000,000	1,000,000

See Notes to Portfolio of Investments.

17

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $1,000,204, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $1,020,002.(xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		11,269,838

Total Short-Term Investments (6.9%) (Cost $13,261,160)		13,261,313

Total Investments (103.2%) (Cost $156,898,526)		197,402,311
Other Assets Less Liabilities (-3.2%)		(6,134,139)

Net Assets (100%)		$191,268,172

See Notes to Portfolio of Investments.

18

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

†	Security (totaling $26,884 or 0.0% of net assets) held at fair value by management.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $11,312,337. This was secured by cash collateral of $11,269,838 which was subsequently invested in joint repurchase agreements with a total value of $11,269,838, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $337,287 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/05/17-11/15/46

Glossary:

USD — United States Dollar

CVR — Contingent Value Right

Investment in companies which were affiliates for nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
PennyMac Financial Services, Inc., Class A	302	5,029	—	—	—	347	5,376	—	—
PennyMac Mortgage Investment Trust (REIT)	2,611	52,891	—	(10,990)	64	3,440	45,405	2,878	—

Total		57,920	—	(10,990)	64	3,787	50,781	2,878	—

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	11	12/2017	USD	821,095	44,618
S&P Midcap 400 E-Mini Index	10	12/2017	USD	1,795,700	74,867

					119,485

See Notes to Portfolio of Investments.

19

EQ ADVISORS TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities(a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(b)		Total
Assets:
Common Stocks
Consumer Discretionary	$22,975,709	$—	$—		$22,975,709
Consumer Staples	8,227,431	—	—		8,227,431
Energy	10,076,880	—	—		10,076,880
Financials	43,219,173	—	—		43,219,173
Health Care	12,816,703	—	—		12,816,703
Industrials	24,955,077	—	—		24,955,077
Information Technology	19,411,239	—	—		19,411,239
Materials	10,870,982	—	—		10,870,982
Real Estate	20,285,925	—	26,884		20,312,809
Telecommunication Services	946,175	—	—		946,175
Utilities	10,328,820	—	—		10,328,820
Futures	119,485	—	—		119,485
Rights
Information Technology	—	—	—	(c)	—	(c)
Short-Term Investments
Investment Companies	1,991,475	—	—		1,991,475
Repurchase Agreements	—	11,269,838	—		11,269,838

Total Assets	$186,225,074	$11,269,838	$26,884		$197,521,796

Total Liabilities	$—	$—	$—		$—

Total	$186,225,074	$11,269,838	$26,884		$197,521,796

(a)	A security with a market value of $12,665 transferred from Level 2 to Level 1 at the end of the period due to active trading.

(b)	A security with a market value of $26,884 transferred from Level 1 to Level 3 at the end of the period due to inactive trading.

(c)	Value is zero.

There were no additional transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,856,270
Aggregate gross unrealized depreciation	(9,493,746)

Net unrealized appreciation	$40,362,524

Federal income tax cost of investment securities and derivative instruments, if applicable	$157,159,272

See Notes to Portfolio of Investments.

20

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.3%)
Auto Components (0.1%)
Hota Industrial Manufacturing Co. Ltd.	107,448	$506,696

Automobiles (0.2%)
Tesla, Inc.(x)*	7,031	2,398,274

Household Durables (0.2%)
Garmin Ltd.	37,435	2,020,367

Internet & Direct Marketing Retail (5.8%)
Amazon.com, Inc.*	36,364	34,958,532
Despegar.com Corp.*	1,700	54,400
Expedia, Inc.	14,733	2,120,668
Groupon, Inc.(x)*	18,955	98,566
HSN, Inc.	1,700	66,385
JD.com, Inc. (ADR)*	18,395	702,689
Liberty Expedia Holdings, Inc., Class A*	2,853	151,523
Liberty Interactive Corp. QVC Group, Class A*	20,000	471,400
Liberty TripAdvisor Holdings, Inc., Class A*	3,407	42,076
Liberty Ventures*	4,078	234,689
Netflix, Inc.*	80,199	14,544,089
Nutrisystem, Inc.(x)	1,600	89,440
Priceline Group, Inc. (The)*	2,437	4,461,708
Shutterfly, Inc.*	1,600	77,568
TripAdvisor, Inc.(x)*	5,676	230,048
Wayfair, Inc., Class A(x)*	1,994	134,396

		58,438,177

Total Consumer Discretionary		63,363,514

Industrials (0.4%)
Electrical Equipment (0.1%)
Bizlink Holding, Inc.	61,489	561,683
Nidec Corp.	4,400	540,395

		1,102,078

Professional Services (0.3%)
TransUnion*	36,869	1,742,429
WageWorks, Inc.*	12,527	760,389

		2,502,818

Total Industrials		3,604,896

Information Technology (72.2%)
Communications Equipment (2.7%)
Acacia Communications, Inc.(x)*	711	33,488
ADTRAN, Inc.	2,200	52,800
Arista Networks, Inc.*	28,224	5,351,553
ARRIS International plc*	8,813	251,082
Brocade Communications Systems, Inc.	21,000	250,950
Ciena Corp.*	34,446	756,779
Cisco Systems, Inc.	270,880	9,109,694
CommScope Holding Co., Inc.*	9,519	316,126
EchoStar Corp., Class A*	2,400	137,352
F5 Networks, Inc.*	3,200	385,792
Finisar Corp.*	5,400	119,718
Harris Corp.	5,900	776,912
Infinera Corp.*	7,600	67,412
InterDigital, Inc.	1,700	125,375
Juniper Networks, Inc.	19,100	531,553
Lumentum Holdings, Inc.*	13,707	744,975
Motorola Solutions, Inc.	8,239	699,244
NETGEAR, Inc.*	1,700	80,920
NetScout Systems, Inc.(x)*	4,800	155,280
Oclaro, Inc.(x)*	106,738	921,149
Palo Alto Networks, Inc.*	43,306	6,240,395
Plantronics, Inc.	1,700	75,174
Ubiquiti Networks, Inc.(x)*	1,353	75,795
ViaSat, Inc.(x)*	2,600	167,232
Viavi Solutions, Inc.*	11,700	110,682

		27,537,432

Electronic Equipment, Instruments & Components (2.8%)
AAC Technologies Holdings, Inc.	15,500	260,331
Amphenol Corp., Class A	15,214	1,287,713
Anixter International, Inc.*	1,400	119,000
Arrow Electronics, Inc.*	4,400	353,804
Avnet, Inc.	6,200	243,660
AVX Corp.	2,300	41,929
Belden, Inc.	2,200	177,166
Benchmark Electronics, Inc.*	2,400	81,960
CDW Corp.	52,936	3,493,776
Celestica, Inc.*	6,219	76,991
Chunghwa Precision Test Tech Co. Ltd.	8,767	345,488
Cognex Corp.	9,590	1,057,585
Coherent, Inc.*	1,200	282,204
Corning, Inc.	58,275	1,743,588
Dolby Laboratories, Inc., Class A	2,863	164,680
Fabrinet*	1,900	70,414
Fitbit, Inc., Class A(x)*	7,137	49,674
Flex Ltd.*	122,978	2,037,745
FLIR Systems, Inc.	6,708	261,008
II-VI, Inc.*	2,900	119,335
Insight Enterprises, Inc.*	1,900	87,248
IPG Photonics Corp.*	12,835	2,375,245
Itron, Inc.*	16,742	1,296,668
Jabil, Inc.	9,100	259,805
Keysight Technologies, Inc.*	9,391	391,229
Kingpak Technology, Inc.	50,726	451,656
Knowles Corp.(x)*	4,124	62,973
Largan Precision Co. Ltd.	14,406	2,532,119
Littelfuse, Inc.	1,100	215,468
Methode Electronics, Inc.	1,700	71,995
National Instruments Corp.	5,300	223,501
OSI Systems, Inc.*	900	82,233
Plexus Corp.*	1,600	89,728
Rogers Corp.*	900	119,952
Sanmina Corp.*	3,793	140,910
Sunny Optical Technology Group Co. Ltd.	235,510	3,744,476
SYNNEX Corp.	1,500	189,765
TE Connectivity Ltd.	17,596	1,461,524
Tech Data Corp.*	3,695	328,301
Tongda Group Holdings Ltd.(x)	1,480,000	395,975
Trimble, Inc.*	12,500	490,625
TTM Technologies, Inc.*	4,600	70,702
Universal Display Corp.(x)	2,100	270,585
VeriFone Systems, Inc.*	10,362	210,141
Vishay Intertechnology, Inc.(x)	6,400	120,320
Zebra Technologies Corp., Class A*	2,700	293,166

		28,244,361

Internet Software & Services (13.3%)
2U, Inc.(x)*	2,184	122,391
Akamai Technologies, Inc.*	8,800	428,736
Alarm.com Holdings, Inc.*	800	36,144
Alibaba Group Holding Ltd. (ADR)*	84,564	14,605,048
Alphabet, Inc., Class A*	22,835	22,234,897
Alphabet, Inc., Class C*	20,094	19,272,356
Baidu, Inc. (ADR)*	45,325	11,226,549
Bankrate, Inc.*	1,876	26,170
Box, Inc., Class A(x)*	3,900	75,348
Cars.com, Inc.(x)*	3,800	101,118

See Notes to Portfolio of Investments.

1

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Cornerstone OnDemand, Inc.*	2,392	$97,139
CoStar Group, Inc.*	1,600	429,200
Coupa Software, Inc.*	1,700	52,955
Delivery Hero AG(m)*	18,478	731,611
eBay, Inc.*	49,500	1,903,770
Endurance International Group Holdings, Inc.(x)*	3,014	24,715
Envestnet, Inc.*	2,300	117,300
Etsy, Inc.*	5,059	85,396
Facebook, Inc., Class A*	300,905	51,415,638
GoDaddy, Inc., Class A*	3,919	170,516
Gogo, Inc.(x)*	2,689	31,757
GrubHub, Inc.(x)*	4,257	224,174
IAC/InterActiveCorp*	3,700	435,046
j2 Global, Inc.	2,492	184,109
Just Eat plc*	72,238	647,101
LogMeIn, Inc.	2,640	290,532
MuleSoft, Inc., Class A(x)*	9,413	189,578
NetEase, Inc. (ADR)	2,330	614,677
New Relic, Inc.*	1,595	79,431
NIC, Inc.	3,100	53,165
Pandora Media, Inc.(x)*	11,395	87,742
Q2 Holdings, Inc.*	1,500	62,475
Shutterstock, Inc.(x)*	1,098	36,552
Stamps.com, Inc.*	800	162,120
Tencent Holdings Ltd.	125,726	5,411,066
TrueCar, Inc.(x)*	3,800	60,002
Twilio, Inc., Class A(x)*	3,100	92,535
Twitter, Inc.*	31,904	538,220
VeriSign, Inc.(x)*	4,300	457,477
Web.com Group, Inc.*	2,722	68,050
Yelp, Inc.*	3,693	159,907
Zillow Group, Inc., Class A*	2,297	92,225
Zillow Group, Inc., Class C(x)*	5,489	220,712

		133,355,650

IT Services (11.8%)
Accenture plc, Class A	42,081	5,683,881
Acxiom Corp.*	3,700	91,168
Alliance Data Systems Corp.	12,932	2,865,085
Automatic Data Processing, Inc.	26,914	2,942,238
Black Knight Financial Services, Inc., Class A*	1,251	53,856
Blackhawk Network Holdings, Inc.*	2,663	116,639
Booz Allen Hamilton Holding Corp.	7,450	278,556
Broadridge Financial Solutions, Inc.	5,900	476,838
CACI International, Inc., Class A*	1,200	167,220
Cardtronics plc, Class A*	2,300	52,923
CGI Group, Inc., Class A*	13,100	679,497
Cognizant Technology Solutions Corp., Class A	107,060	7,766,132
Conduent, Inc.*	8,951	140,262
Convergys Corp.(x)	5,000	129,450
CoreLogic, Inc.*	4,200	194,124
CSG Systems International, Inc.	1,700	68,170
CSRA, Inc.	8,100	261,387
DST Systems, Inc.	3,200	175,616
DXC Technology Co.	146,355	12,568,967
EPAM Systems, Inc.*	2,299	202,151
Euronet Worldwide, Inc.*	2,600	246,454
EVERTEC, Inc.	3,083	48,866
ExlService Holdings, Inc.*	1,800	104,976
Fidelity National Information Services, Inc.	29,090	2,716,715
First Data Corp., Class A*	21,226	382,917
Fiserv, Inc.*	10,500	1,354,080
FleetCor Technologies, Inc.*	22,504	3,482,944
Gartner, Inc.*	4,500	559,845
Genpact Ltd.	64,442	1,852,708
Global Payments, Inc.	93,693	8,903,646
International Business Machines Corp.	42,904	6,224,512
Jack Henry & Associates, Inc.	3,900	400,881
Leidos Holdings, Inc.	7,125	421,943
ManTech International Corp., Class A	1,400	61,810
Mastercard, Inc., Class A	58,470	8,255,964
MAXIMUS, Inc.	3,300	212,850
Paychex, Inc.	16,100	965,356
PayPal Holdings, Inc.*	104,105	6,665,843
Sabre Corp.(x)	10,215	184,892
Science Applications International Corp.	2,162	144,530
Square, Inc., Class A*	454,770	13,101,924
Sykes Enterprises, Inc.*	2,100	61,236
Syntel, Inc.	1,400	27,510
TeleTech Holdings, Inc.	900	37,575
Teradata Corp.*	6,495	219,466
Total System Services, Inc.	70,268	4,602,554
Travelport Worldwide Ltd.	6,210	97,497
Vantiv, Inc., Class A*	31,203	2,198,875
Visa, Inc., Class A	161,916	17,040,039
Western Union Co. (The)	23,500	451,200
WEX, Inc.*	23,060	2,587,793

		118,531,561

Semiconductors & Semiconductor Equipment (15.0%)
Advanced Energy Industries, Inc.*	1,900	153,444
Advanced Micro Devices, Inc.(x)*	202,332	2,579,733
Amkor Technology, Inc.*	6,600	69,630
ams AG*	8,060	584,305
Analog Devices, Inc.	18,385	1,584,235
Applied Materials, Inc.	244,890	12,756,320
ASML Holding NV (NYRS)	7,502	1,284,342
Axcelis Technologies, Inc.*	4,944	135,218
Broadcom Ltd.	77,931	18,901,386
Brooks Automation, Inc.	3,700	112,332
Cabot Microelectronics Corp.	1,200	95,916
Cavium, Inc.*	14,714	970,241
Cirrus Logic, Inc.*	3,300	175,956
Cree, Inc.*	4,745	133,762
Cypress Semiconductor Corp.(x)	16,925	254,214
Diodes, Inc.*	1,700	50,881
Entegris, Inc.*	7,200	207,720
First Solar, Inc.*	4,000	183,520
Infineon Technologies AG	47,745	1,200,262
Inphi Corp.(x)*	1,979	78,547
Integrated Device Technology, Inc.*	41,826	1,111,735
Intel Corp.	233,500	8,891,680
KLA-Tencor Corp.	12,500	1,325,000
Kulicke & Soffa Industries, Inc.*	3,900	84,123
Lam Research Corp.	61,957	11,464,523
Land Mark Optoelectronics Corp.	49,100	603,954
MACOM Technology Solutions Holdings, Inc.(x)*	25,422	1,134,075
Marvell Technology Group Ltd.	476,295	8,525,681
Maxim Integrated Products, Inc.	14,100	672,711
MaxLinear, Inc.*	2,800	66,500
Microchip Technology, Inc.	133,323	11,969,739
Micron Technology, Inc.*	478,319	18,812,286
Microsemi Corp.*	16,774	863,526
MKS Instruments, Inc.	2,800	264,460
Monolithic Power Systems, Inc.	1,900	202,445
NVIDIA Corp.	81,434	14,557,956
ON Semiconductor Corp.*	20,641	381,239
Power Integrations, Inc.	1,500	109,800
Qorvo, Inc.*	6,381	451,009
QUALCOMM, Inc.	117,725	6,102,864

See Notes to Portfolio of Investments.

2

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Number of Shares	Value (Note 1)
Rambus, Inc.*	5,800	$77,430
Semtech Corp.*	3,400	127,670
Silergy Corp.	36,000	825,089
Silicon Laboratories, Inc.(x)*	2,100	167,790
Skyworks Solutions, Inc.	87,580	8,924,402
SunPower Corp.(x)*	2,954	21,535
Synaptics, Inc.(x)*	1,700	66,606
Taiwan Semiconductor Manufacturing Co. Ltd.	211,000	1,506,447
Teradyne, Inc.	30,000	1,118,700
Texas Instruments, Inc.	62,735	5,623,565
Tokyo Electron Ltd.	3,900	598,907
Tower Semiconductor Ltd.*	35,529	1,092,517
Veeco Instruments, Inc.*	2,200	47,080
Versum Materials, Inc.	5,332	206,988
Xilinx, Inc.	12,400	878,292
Xperi Corp.	2,600	65,780

		150,456,068

Software (17.7%)
ACI Worldwide, Inc.*	5,700	129,846
Activision Blizzard, Inc.	95,820	6,181,348
Adobe Systems, Inc.*	52,165	7,781,975
ANSYS, Inc.*	4,300	527,739
Aspen Technology, Inc.*	3,774	237,045
Atlassian Corp. plc, Class A*	16,495	579,799
Autodesk, Inc.*	10,900	1,223,634
Barracuda Networks, Inc.*	1,409	34,140
Blackbaud, Inc.	2,300	201,940
CA, Inc.	15,600	520,728
Cadence Design Systems, Inc.*	14,200	560,474
Callidus Software, Inc.*	3,500	86,275
CDK Global, Inc.	6,563	414,060
Citrix Systems, Inc.*	7,200	553,104
CommVault Systems, Inc.*	2,200	133,760
Dell Technologies, Inc., Class V*	10,136	782,601
Ebix, Inc.(x)	1,200	78,300
Electronic Arts, Inc.*	54,915	6,483,265
Ellie Mae, Inc.*	1,685	138,389
Fair Isaac Corp.	1,600	224,800
FireEye, Inc.(x)*	155,065	2,600,440
Fortinet, Inc.*	37,905	1,358,515
Gigamon, Inc.*	1,620	68,283
Guidewire Software, Inc.*	3,785	294,700
HubSpot, Inc.*	1,612	135,489
Imperva, Inc.*	1,457	63,234
Intuit, Inc.	12,100	1,719,894
Manhattan Associates, Inc.*	3,500	145,495
Micro Focus International plc	24,115	771,338
Microsoft Corp.	611,095	45,520,466
MicroStrategy, Inc., Class A*	500	63,855
Nexon Co. Ltd.	27,400	714,920
Nintendo Co. Ltd.	1,222	451,334
Nuance Communications, Inc.*	13,100	205,932
Open Text Corp.	13,436	433,848
Oracle Corp.	150,000	7,252,500
Paycom Software, Inc.(x)*	100,868	7,561,065
Paylocity Holding Corp.*	1,278	62,392
Pegasystems, Inc.	1,700	98,005
Progress Software Corp.	2,504	95,578
Proofpoint, Inc.(x)*	120,269	10,489,862
PTC, Inc.*	5,762	324,285
Qualys, Inc.*	1,400	72,520
RealPage, Inc.*	2,500	99,750
Red Hat, Inc.*	59,210	6,564,021
RingCentral, Inc., Class A*	3,000	125,250
salesforce.com, Inc.*	137,571	12,851,882
ServiceNow, Inc.*	139,300	16,371,928
Sophos Group plc(m)	812,780	5,984,743
Splunk, Inc.*	6,930	460,360
SS&C Technologies Holdings, Inc.	8,400	337,260
Symantec Corp.	149,675	4,910,837
Synopsys, Inc.*	7,500	603,975
Tableau Software, Inc., Class A*	26,579	1,990,501
Take-Two Interactive Software, Inc.*	65,120	6,657,218
TiVo Corp.	5,969	118,485
Tyler Technologies, Inc.*	1,700	296,344
Ultimate Software Group, Inc. (The)(x)*	1,407	266,767
Verint Systems, Inc.*	3,069	128,438
VMware, Inc., Class A(x)*	3,500	382,165
Workday, Inc., Class A*	112,553	11,861,960
Zendesk, Inc.*	4,981	144,997
Zynga, Inc., Class A*	37,198	140,608

		177,674,661

Technology Hardware, Storage & Peripherals (8.9%)
3D Systems Corp.(x)*	5,400	72,306
Apple, Inc.	344,566	53,104,512
BlackBerry Ltd.*	23,903	267,236
Catcher Technology Co. Ltd.	129,000	1,201,771
Cray, Inc.*	2,300	44,735
Diebold Nixdorf, Inc.(x)	3,600	82,260
Electronics For Imaging, Inc.*	2,400	102,432
Hewlett Packard Enterprise Co.	81,532	1,199,336
HP, Inc.	82,947	1,655,622
NCR Corp.*	6,100	228,872
NetApp, Inc.	258,201	11,298,876
Samsung Electronics Co. Ltd.	8,112	18,159,661
Seagate Technology plc	14,305	474,497
Super Micro Computer, Inc.*	2,000	44,200
Western Digital Corp.	14,551	1,257,206
Xerox Corp.	10,563	351,642

		89,545,164

Total Information Technology		725,344,897

Total Common Stocks (78.9%) (Cost $421,675,023)		792,313,307

EXCHANGE TRADED FUNDS:
iShares North American Tech Fund(x)‡	410,650	63,765,732
Technology Select Sector SPDR Fund	1,126,400	66,570,240
Vanguard Information Technology Fund(x)	433,000	65,811,670

Total Exchange Traded Funds (19.5%) (Cost $72,125,003)		196,147,642

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares	3,459,280	3,460,317

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.3%)
Bank of Nova Scotia (The), 1.20%, dated 9/26/17, due 10/3/17, repurchase price $2,000,267, collateralized by various U.S. Government Treasury Securities, ranging from 1.500%-2.500%, maturing 12/31/18-2/15/45; total market value $2,041,089.(xx)	$2,000,000	2,000,000

See Notes to Portfolio of Investments.

3

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 1.05%, dated 9/29/17, due 10/2/17, repurchase price $1,800,158, collateralized by various Foreign Government Agency Securities, ranging from 0.000%-4.875%, maturing 10/19/17-2/15/36, U.S. Government Treasury Securities, ranging from 0.875%-3.625%, maturing 11/30/18-4/30/21; total market value $1,836,001.(xx)	$1,800,000	$1,800,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $900,094, collateralized by various Corporate Bonds, 2.375%, maturing 6/10/25, Foreign Government Agency Securities, 2.500%, maturing 11/20/24; total market value $918,004.(xx)	900,000	900,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $2,200,220, collateralized by various Corporate Bonds, ranging from 1.750%-2.375%, maturing 6/11/19-7/27/26, Foreign Government Agency Securities, ranging from 1.250%-2.625%, maturing 10/29/18-4/28/21; total market value $2,244,008.(xx)	2,200,000	2,200,000
Deutsche Bank AG, 1.25%, dated 9/29/17, due 10/2/17, repurchase price $600,063, collateralized by various Foreign Government Agency Securities, ranging from 1.750%-2.500%, maturing 9/14/22-11/20/24; total market value $612,006.(xx)	600,000	600,000
Deutsche Bank AG, 1.20%, dated 9/29/17, due 10/2/17, repurchase price $1,700,170, collateralized by various Corporate Bonds, ranging from 0.875%-1.750%, maturing 7/13/18-7/27/26, Foreign Government Agency Securities, ranging from 1.500%-2.125%, maturing 2/6/19-1/17/23; total market value $1,734,009.(xx)	1,700,000	1,700,000
Deutsche Bank Securities, Inc., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $870,198, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 11/15/30-5/15/39; total market value $887,523.(xx)	870,121	870,121
Macquarie Bank Ltd., 1.04%, dated 9/29/17, due 10/2/17, repurchase price $1,100,095, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $1,122,855.(xx)	1,100,000	1,100,000
Macquarie Bank Ltd., 1.07%, dated 9/29/17, due 10/6/17, repurchase price $2,000,416, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.750%, maturing 10/12/17-2/15/47; total market value $2,041,555.(xx)	2,000,000	2,000,000
Natixis, 1.18%, dated 9/29/17, due 10/2/17, repurchase price $2,000,197, collateralized by various U.S. Government Agency Securities, ranging from 1.500%- 6.835%, maturing 9/1/22-7/16/57, U.S. Government Treasury Securities, ranging from 0.250%- 3.625%, maturing 10/15/18-2/15/45; total market value $2,040,201.(xx)	2,000,000	2,000,000
Nomura Securities Co. Ltd., 1.06%, dated 9/29/17, due 10/2/17, repurchase price $2,000,177, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.500%, maturing 11/15/17-8/15/47; total market value $2,040,000.(xx)	2,000,000	2,000,000
RBS Securities, Inc., 1.05%, dated 9/29/17, due 10/6/17, repurchase price $3,000,613, collateralized by various U.S. Government Treasury Securities, ranging from 0.750%-3.125%, maturing 10/31/18-8/15/44; total market value $3,060,007.(xx)	3,000,000	3,000,000
Societe Generale SA, 1.06%, dated 9/29/17, due 10/6/17, repurchase price $2,000,412, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-5.500%, maturing 10/12/17-11/15/45; total market value $2,040,002.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		22,170,121

Total Short-Term Investments (2.6%) (Cost $25,630,438)		25,630,438

Total Investments (101.0%) (Cost $519,430,464)		1,014,091,387
Other Assets Less Liabilities (-1.0%)		(10,526,440)

Net Assets (100%)		$1,003,564,947

See Notes to Portfolio of Investments.

4

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2017, the market value of these securities amounted to $6,716,354 or 0.7% of net assets.

(x)	All or a portion of security is on loan at September 30, 2017.

(xx)	At September 30, 2017, the Portfolio had loaned securities with a total value of $22,926,914. This was secured by cash collateral of $22,170,121 which was subsequently invested in joint repurchase agreements with a total value of $22,170,121, for which the Portfolio has a proportionate interest as reported in the Portfolio of Investments as Repurchase Agreements, and $1,185,850 collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 6.625%, maturing 10/5/17-8/15/46.

Glossary:

ADR — American Depositary Receipt

HKD — Hong Kong Dollars

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

5

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2017, were as follows:

Security Description	Shares at September 30, 2017	Market Value December 31, 2016 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2017 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
iShares North American Tech Fund	410,650	51,399,722	—	(661,953)	199,514	12,828,449	63,765,732	302,473	—

See Notes to Portfolio of Investments.

6

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

Forward foreign currency contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	586,197	HKD	4,578,928	HSBC Bank plc	10/04/2017	12

Net unrealized appreciation						12

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2017:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$62,856,818	$506,696	$—	$63,363,514
Industrials	2,502,818	1,102,078	—	3,604,896
Information Technology	678,222,343	47,122,554	—	725,344,897
Exchange Traded Funds	196,147,642	—	—	196,147,642
Forward Currency Contracts	—	12	—	12
Short-Term Investments
Investment Companies	3,460,317	—	—	3,460,317
Repurchase Agreements	—	22,170,121	—	22,170,121

Total Assets	$943,189,938	$70,901,461	$—	$1,014,091,399

Total Liabilities	$—	$—	$—	$—

Total	$943,189,938	$70,901,461	$—	$1,014,091,399

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2017.

As of September 30, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$485,950,675
Aggregate gross unrealized depreciation	(4,428,470)

Net unrealized appreciation	$481,522,205

Federal income tax cost of investment securities and derivative instruments, if applicable	$532,569,194

See Notes to Portfolio of Investments.

7

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2017 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2017, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolio’s policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of the review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive a report regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2017 (Unaudited)

news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when FMG LLC deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At September 30, 2017, none of the Portfolios applied these procedures.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
November 27, 2017

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
November 27, 2017